    As filed with the Securities and Exchange Commission on April 22, 2014.



                                                             File Nos. 333-96773

                                                                       811-08306


                       SECURITIES AND EXCHANGE COMMISSION


                             WASHINGTON, D.C. 20549


                                    FORM N-4


            REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

                        Pre-Effective Amendment No.                          [ ]


                      Post-Effective Amendment No. 27                        [x]


                                      and

        REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940


                               Amendment No. 343                             [x]



                        (Check Appropriate Box or Boxes)



              First MetLife Investors Variable Annuity Account One

                           (Exact Name of Registrant)



                   First MetLife Investors Insurance Company

                              (Name of Depositor)

                       200 Park Avenue New York, NY 10166

        (Address of Depositor's Principal Executive Offices) (Zip Code)


              (Depositor's Telephone Number, including Area Code)

                                 (800) 989-3752


                    (Name and Address of Agent for Service)

                              Eric T. Steigerwalt

                                   President

                   First MetLife Investors Insurance Company

                        11225 North Community House Road
                              Charlotte, NC 28277



                                  COPIES TO:

                               W. Thomas Conner

                                 Reed Smith LLP

                              1301 K Street, N.W.

                            Suite 1100 - East Tower
                           Washington, DC 20005-3373



                (Approximate Date of Proposed Public Offering)


It is proposed that this filing will become effective (check appropriate box):


[ ]     immediately upon filing pursuant to paragraph (b) of Rule 485.



[x]     on April 28, 2014 pursuant to paragraph (b) of Rule 485.



[ ]     60 days after filing pursuant to paragraph (a)(1) of Rule 485.


[ ]     on (date) pursuant to paragraph (a)(1) of Rule 485.


If appropriate, check the following box:


[ ] this post-effective amendment designates a new effective date for a previously filed post-effective amendment.


Title of Securities Registered: (1) Individual Variable Annuity Contracts, and
(2) Guarantee related to insurance obligations under variable annuity contracts

                         THE VARIABLE ANNUITY CONTRACT

                                  ISSUED BY


                    FIRST METLIFE INVESTORS INSURANCE COMPANY


                                      AND


               FIRST METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE


                                    CLASS VA


               (OFFERED BETWEEN JUNE 15, 2001 AND OCTOBER 7, 2011)



                                                                  APRIL 28, 2014




This prospectus describes the flexible premium deferred variable annuity contract offered by First MetLife Investors Insurance Company (First
MetLife Investors or we or us). The contract is offered for individuals and some tax qualified and non-tax qualified retirement plans. Currently the contract is not available for new sales.




The annuity contract has 64 investment choices - a Fixed Account that offers an interest rate guaranteed by us, and 63 Investment Portfolios listed below. Effective for contracts issued on and after May 1, 2003, the Fixed Account is not available as an investment choice.





MET INVESTORS SERIES TRUST - GMIB MAX PORTFOLIOS* (CLASS B):

     AllianceBernstein Global Dynamic Allocation Portfolio

     Allianz Global Investors Dynamic Multi-Asset Plus Portfolio

     AQR Global Risk Balanced Portfolio
     BlackRock Global Tactical Strategies Portfolio
     Invesco Balanced-Risk Allocation Portfolio
     JPMorgan Global Active Allocation Portfolio
     MetLife Balanced Plus Portfolio
     MetLife Multi-Index Targeted Risk Portfolio

     PanAgora Global Diversified Risk Portfolio

     Pyramis (Reg. TM) Government Income Portfolio
     Pyramis (Reg. TM) Managed Risk Portfolio
     Schroders Global Multi-Asset Portfolio



METROPOLITAN SERIES FUND - GMIB MAX PORTFOLIO* (CLASS G):


     Barclays Aggregate Bond Index Portfolio



* If you elect the GMIB Max I rider, you must allocate your Purchase Payments and Account Value among these Investment Portfolios. (See "Purchase - Investment Allocation Restrictions for Certain Riders.") These Investment Portfolios are also available for investment if you do not elect the GMIB Max I rider.

MET INVESTORS SERIES TRUST (CLASS B OR, AS NOTED, CLASS C OR CLASS E):

     American Funds (Reg. TM) Growth Portfolio (Class C)
     BlackRock High Yield Portfolio
     Clarion Global Real Estate Portfolio

     ClearBridge Aggressive Growth Portfolio

     Goldman Sachs Mid Cap Value Portfolio
     Harris Oakmark International Portfolio

     Invesco Comstock Portfolio
     Invesco Mid Cap Value Portfolio (formerly Lord Abbett Mid Cap Value Portfolio)
     Invesco Small Cap Growth Portfolio
     JPMorgan Core Bond Portfolio

     Loomis Sayles Global Markets Portfolio

     Lord Abbett Bond Debenture Portfolio

     Met/Eaton Vance Floating Rate Portfolio
     Met/Franklin Low Duration Total Return Portfolio
     Met/Templeton International Bond Portfolio*
     MFS (Reg. TM) Emerging Markets Equity Portfolio
     MFS (Reg. TM) Research International Portfolio
     PIMCO Inflation Protected Bond Portfolio
     PIMCO Total Return Portfolio
     Pioneer Fund Portfolio
     Pioneer Strategic Income Portfolio (Class E)
     T. Rowe Price Large Cap Value Portfolio
     T. Rowe Price Mid Cap Growth Portfolio
     Third Avenue Small Cap Value Portfolio


* This portfolio is only available for investment if certain optional riders are elected. (See "Purchase - Investment Allocation Restrictions for GMIB Plus III, GMIB Plus I, and Lifetime Withdrawal Guarantee II.")


METROPOLITAN SERIES FUND:

     Baillie Gifford International Stock Portfolio (Class B)
     BlackRock Money Market Portfolio (Class B)

     Frontier Mid Cap Growth Portfolio (Class B)

     Jennison Growth Portfolio (Class B)
     Met/Artisan Mid Cap Value Portfolio (Class B)
     Met/Dimensional International Small Company Portfolio (Class B) MetLife Mid Cap Stock Index Portfolio (Class G)
     MetLife Stock Index Portfolio (Class B)
     MFS (Reg. TM) Value Portfolio (Class B)
     MSCI EAFE (Reg. TM) Index Portfolio (Class G)
     Neuberger Berman Genesis Portfolio (Class B)
     Russell 2000 (Reg. TM) Index Portfolio (Class G)
     T. Rowe Price Large Cap Growth Portfolio (Class B)
     Van Eck Global Natural Resources Portfolio (Class B)*
     Western Asset Management U.S. Government Portfolio (Class B)

     WMC Core Equity Opportunities Portfolio (Class E) (formerly Davis Venture Value Portfolio)



* This portfolio is only available for investment if certain optional riders are elected. (See "Purchase - Investment Allocation Restrictions for GMIB Plus III, GMIB Plus I, and Lifetime Withdrawal Guarantee II.")




MET INVESTORS SERIES TRUST - ASSET ALLOCATION PORTFOLIOS:


     American Funds (Reg. TM) Moderate Allocation Portfolio (Class C) American Funds (Reg. TM) Balanced Allocation Portfolio (Class C) American Funds (Reg. TM) Growth Allocation Portfolio (Class C)


     MetLife Asset Allocation 100 Portfolio (Class B) (formerly MetLife Aggressive Strategy Portfolio)
     SSgA Growth and Income ETF Portfolio (Class B)
     SSgA Growth ETF Portfolio (Class B)



METROPOLITAN SERIES FUND - ASSET ALLOCATION PORTFOLIOS (CLASS B):

     MetLife Asset Allocation 20 Portfolio
     MetLife Asset Allocation 40 Portfolio
     MetLife Asset Allocation 60 Portfolio
     MetLife Asset Allocation 80 Portfolio

Please read this prospectus before investing and keep it on file for future reference. It contains important information about the First MetLife Investors Variable Annuity Contract.



To learn more about the First MetLife Investors Variable Annuity Contract, you can obtain a copy of the Statement of Additional Information (SAI) dated April 28, 2014. The SAI has been filed with the Securities and Exchange Commission
(SEC) and is legally a part of the prospectus. The SEC maintains a Web site (http://www.sec.gov) that contains the SAI, material incorporated by reference, and other information regarding companies that file electronically with the SEC. The Table of Contents of the SAI is on Page 98 of this prospectus. For a free copy of the SAI, call us at (800) 343-8496, visit our website at WWW.METLIFEINVESTORS.COM, or write to us at: 11225 North Community House Road, Charlotte, NC 28277.


The contracts:


o  are not bank deposits

o  are not FDIC insured

o  are not insured by any federal government agency

o  are not guaranteed by any bank or credit union

o  may be subject to loss of principal


THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED THESE SECURITIES OR DETERMINED IF THIS PROSPECTUS IS ACCURATE OR COMPLETE. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.



April 28, 2014

TABLE OF CONTENTS                       PAGE





INDEX OF SPECIAL TERMS..................  6
HIGHLIGHTS..............................  7
FEE TABLES AND EXAMPLES.................  9
1. THE ANNUITY CONTRACT................. 17
     Frequent or Large Transfers........ 17
2. PURCHASE............................. 18
     Purchase Payments.................. 18
     Termination for Low Account Value   19
     Allocation of Purchase Payments.... 19
     Investment Allocation Restrictions
     for Certain Riders................. 20
     Free Look.......................... 24
     Accumulation Units................. 24
     Account Value...................... 24
     Replacement of Contracts........... 24
3. INVESTMENT OPTIONS................... 25
     Investment Portfolios That Are
     Funds-of-Funds..................... 28
     Transfers.......................... 28
     Dollar Cost Averaging Programs..... 31
     Three Month Market Entry Program... 33
     Automatic Rebalancing Program...... 33
     Voting Rights...................... 33
     Substitution of Investment Options  34
4. EXPENSES............................. 34
     Product Charges.................... 34
     Account Fee........................ 34
     Guaranteed Minimum Income
     Benefit - Rider Charge............. 35
     Lifetime Withdrawal Guarantee and
     Guaranteed Withdrawal Benefit -
     Rider Charge....................... 36
     Guaranteed Minimum Accumulation
     Benefit - Rider Charge............. 37
     Withdrawal Charge.................. 38
     Reduction or Elimination of the
     Withdrawal Charge.................. 39
     Premium and Other Taxes............ 39
     Transfer Fee....................... 39
     Income Taxes....................... 39
     Investment Portfolio Expenses...... 40
5. ANNUITY PAYMENTS
     (THE INCOME PHASE)................. 40
     Annuity Date....................... 40
     Annuity Payments................... 40


     Annuity Options.................... 41
     Variable Annuity Payments.......... 42
     Fixed Annuity Payments............. 43
6. ACCESS TO YOUR MONEY................. 43
     Systematic Withdrawal Program...... 44
     Suspension of Payments or
     Transfers.......................... 44
7. LIVING BENEFITS...................... 45
     Overview of Living Benefit Riders   45
     Guaranteed Income Benefits......... 45
     Description of GMIB Max I.......... 47
     Description of GMIB Plus III....... 54
     Description of GMIB Plus I......... 60
     Description of GMIB I.............. 61
     Guaranteed Withdrawal Benefits..... 62
     Description of the Lifetime
     Withdrawal Guarantee II............ 63
     Description of the Lifetime
     Withdrawal Guarantee I..... ....... 70
     Description of the Enhanced
     Guaranteed Withdrawal Benefit...... 72
     Description of the Guaranteed
     Withdrawal Benefit I............... 76
     Guaranteed Minimum Accumulation
     Benefit............................ 76
8. PERFORMANCE.......................... 78
9. DEATH BENEFIT........................ 79
     Upon Your Death.................... 79
     Standard Death Benefit - Principal  80
     Protection Optional Death Benefit -
     Annual Step-Up..................... 80
     General Death Benefit Provisions... 80
     Spousal Continuation............... 81
     Death of the Annuitant............. 81
     Controlled Payout.................. 82
10. FEDERAL INCOME TAX STATUS........... 82
     Non-Qualified Contracts............ 82
     Qualified Contracts................ 86
11. OTHER INFORMATION................... 92
     First MetLife Investors............ 92
     The Separate Account............... 92
     Distributor........................ 93
     Selling Firms...................... 94
     Requests and Elections............. 95
     Ownership.......................... 96
     Legal Proceedings.................. 97

  Financial Statements..................  98
TABLE OF CONTENTS OF THE STATEMENT OF
ADDITIONAL INFORMATION..................  98
APPENDIX A.............................. A-1
     Condensed Financial Information.... A-1
APPENDIX B.............................. B-1
     Participating Investment
     Portfolios......................... B-1
APPENDIX C.............................. C-1
     EDCA Examples with Multiple
     Purchase Payments.................. C-1
APPENDIX D.............................. D-1
     Guaranteed Minimum Income Benefit
     Examples........................... D-1
APPENDIX E.............................. E-1
     Guaranteed Withdrawal Benefit
     Examples........................... E-1
APPENDIX F.............................. F-1
     Death Benefit Examples............. F-1

INDEX OF SPECIAL TERMS

Because of the complex nature of the contract, we have used certain words or terms in this prospectus which may need an explanation. We have identified the following as some of these words or terms. The page that is indicated here is where we believe you will find the best explanation for the word or term. These words and terms are in italics on the indicated page.



                                                                         PAGE

Account Value............................................................ 24
Accumulation Phase....................................................... 17
Accumulation Unit........................................................ 24
Annual Benefit Payment............................................ 65 and 72
Annuitant................................................................ 97
Annuity Date............................................................. 40
Annuity Options.......................................................... 41
Annuity Payments......................................................... 40
Annuity Units............................................................ 40
Beneficiary.............................................................. 97
Benefit Base............................................................. 72
Business Day............................................................. 19
Contract Year..................................................... 19 and 45
Fixed Account............................................................ 17
Good Order............................................................... 96
Guaranteed Accumulation Amount........................................... 77
Guaranteed Withdrawal Amount............................................. 73
GWB Withdrawal Rate...................................................... 72
Income Base....................................................... 47 and 54
Income Phase............................................................. 17
Investment Portfolios.................................................... 25
Joint Owners............................................................. 97
Owner.................................................................... 96
Purchase Payment......................................................... 18
Remaining Guaranteed Withdrawal Amount................................... 64
Separate Account......................................................... 92
Total Guaranteed Withdrawal Amount....................................... 63

HIGHLIGHTS

The variable annuity contract that we are offering is a contract between you, the Owner, and us, the insurance company, where you agree to make at least one Purchase Payment to us and we agree to make a series of Annuity Payments at a later date. The contract has a maximum issue age and you should consult with your registered representative. The contract provides a means for investing on a tax-deferred basis in our Fixed Account (for contracts issued prior to May 1, 2003) and the Investment Portfolios. The contract is intended for retirement savings or other long-term investment purposes. When you purchase the contract, you can choose an optional death benefit and fixed and variable income options. You can also select a guaranteed minimum income benefit (GMIB), a guaranteed withdrawal benefit (GWB), or a guaranteed minimum accumulation benefit (GMAB). We are obligated to pay all money we owe under the contracts, including death benefits, income payments, and amounts due under a GMIB, GWB, or GMAB. Any such amount that exceeds the assets in the Separate Account is paid from our general account, subject to our financial strength and claims-paying ability and our long-term ability to make such payments, and is not guaranteed by any other party. (See "Other Information - The Separate Account.")


The contract, like all deferred annuity contracts, has two phases: the Accumulation Phase and the Income Phase. During the Accumulation Phase, earnings accumulate on a tax-deferred basis and are taxed as income when you make a withdrawal. If you make a withdrawal during the Accumulation Phase, we may assess a withdrawal charge of up to 7%. Certain withdrawals, depending on the amount and timing, may negatively impact the benefits and guarantees provided by your contract. You should carefully consider whether a withdrawal under a particular circumstance will have any negative impact to your benefits or guarantees. The impact of withdrawals generally on your benefits and guarantees is discussed in the corresponding sections of the prospectus describing such benefits and guarantees.


The Income Phase occurs when you or a designated payee begin receiving regular Annuity Payments from your contract. You and the Annuitant (the person on whose life we base Annuity Payments) do not have to be the same, unless you purchase a tax qualified contract or elect the GMIB (see "Living Benefits - Guaranteed Income Benefits").


You can have Annuity Payments made on a variable basis, a fixed basis, or a combination of both. If you choose variable Annuity Payments, the amount of the variable Annuity Payments will depend upon the investment performance of the Investment Portfolio(s) you select for the Income Phase. If you choose fixed Annuity Payments, the amount of each payment will not change during the Income Phase.


TAX DEFERRAL AND QUALIFIED PLANS. The contracts are offered for individuals and some tax qualified and non-tax qualified retirement plans. For any tax qualified account (e.g., an IRA), the tax deferred accrual feature is provided by the tax qualified retirement plan. Therefore, there should be reasons other than tax deferral for acquiring the contract within a qualified plan. (See "Federal Income Tax Status.")


FREE LOOK. You may cancel the contract within 10 days after receiving it. If you mail your cancellation request, the request must be postmarked by the appropriate day; if you deliver your cancellation request by hand, it must be received by us by the appropriate day. You will receive whatever your contract is worth on the day that we receive your cancellation request, and we will not deduct a withdrawal charge. The amount you receive may be more or less than your Purchase Payment, depending upon the performance of the Investment Portfolios. You bear the risk of any decline in Account Value. We do not refund any charges or deductions assessed during the free look period.


TAX PENALTY. The earnings in your contract are not taxed until you take money out of your contract. If you take money out of a Non-Qualified Contract during the Accumulation Phase, for tax purposes any earnings are deemed to come out first. If you are younger than 59 1/2 when you take money out, you may be charged a 10% federal tax penalty on those earnings. Payments during the Income Phase are considered partly a return of your original investment until your investment is returned.


NON-NATURAL PERSONS AS OWNERS. If the Owner of a non-qualified annuity contract is not a natural person (e.g., a corporation, partnership or certain trusts), gains under the contract are generally not eligible for tax deferral. The Owner of this contract can be a natural person, a trust established for the exclusive benefit of a natural person, a charitable remainder trust or other trust arrangement (if approved by us). The Owner of this contract can also be a Beneficiary of a deceased person's contract that is an

Individual Retirement Account or non-qualified deferred annuity. A contract generally may have two Owners (both of whom must be individuals). The contract is not available to corporations or other business organizations, except to the extent an employer is the purchaser of a SEP or SIMPLE IRA contract. Subject to state approval, certain retirement plans qualified under the Internal Revenue Code may purchase the contract. If a non-natural person is the Owner of a Non-Qualified Contract, the distribution on death rules under the Internal Revenue Code may require payment to begin earlier than expected and may impact the usefulness of the living and/or death benefits.


NON-NATURAL PERSONS AS BENEFICIARIES. Naming a non-natural person, such as a trust or estate, as a Beneficiary under the contract will generally eliminate the Beneficiary's ability to stretch the contract or a spousal Beneficiary's ability to continue the contract and the living and/or death benefits.


INQUIRIES. If you need more information, please contact our Annuity Service Center at:


                    MetLife Investors Distribution Company

                                P.O. Box 10366
                          Des Moines, Iowa 50306-0366
                                 (800) 343-8496


ELECTRONIC DELIVERY. As an Owner you may elect to receive electronic delivery of current prospectuses related to this contract, prospectuses and annual and semi-annual reports for the Investment Portfolios and other contract related documents.


Contact us at WWW.METLIFEINVESTORS.COM for more information and to enroll.

FEE TABLES AND EXAMPLES

THE FOLLOWING TABLES DESCRIBE THE FEES AND EXPENSES THAT YOU WILL PAY WHEN BUYING, OWNING, AND SURRENDERING THE CONTRACT. THE FIRST TABLE DESCRIBES THE FEES AND EXPENSES THAT YOU WILL PAY AT THE TIME THAT YOU BUY THE CONTRACT, SURRENDER THE CONTRACT, OR TRANSFER ACCOUNT VALUE BETWEEN INVESTMENT OPTIONS. STATE PREMIUM TAXES MAY ALSO BE DEDUCTED. NEW YORK DOES NOT CURRENTLY ASSESS PREMIUM TAXES ON PURCHASE PAYMENTS.



--------------------------------------------------------------------------------

OWNER TRANSACTION EXPENSES TABLE



WITHDRAWAL CHARGE (Note 1)              7%
(as a percentage of Purchase Payments)
TRANSFER FEE (Note 2)                   $25
                                        $0 (First 12 per year)

--------------------------------------------------------------------------------











































Note 1. If an amount withdrawn is determined to include the withdrawal of prior Purchase Payments, a withdrawal charge may be assessed. Withdrawal charges are calculated in accordance with the following. (See "Expenses - Withdrawal Charge.")



      Number of Complete Years from     Withdrawal Charge
      Receipt of Purchase Payment       (% of Purchase Payment)
      -------------------------------   ------------------------
                    0                              7

                    1                              6
                    2                              6
                    3                              5
                    4                              4
                    5                              3
                    6                              2
             7 and thereafter                      0

Note 2. There is no charge for the first 12 transfers in a Contract Year; thereafter the fee is $25 per transfer. First MetLife Investors is currently waiving the transfer fee, but reserves the right to charge the fee in the future.

THE NEXT TABLES DESCRIBE THE FEES AND EXPENSES THAT YOU WILL PAY PERIODICALLY DURING THE TIME THAT YOU OWN THE CONTRACT, NOT INCLUDING INVESTMENT PORTFOLIO FEES AND EXPENSES.

--------------------------------------------------------------------------------


ACCOUNT FEE (Note 1)  $30


SEPARATE ACCOUNT ANNUAL EXPENSES (Note 2)

(referred to as Separate Account Product Charges)

 (as a percentage of average Account Value in the Separate Account)



Mortality and Expense Charge                 1.05%
Administration Charge                        0.25%
                                             ----
Total Separate Account Annual Expenses       1.30%
Death Benefit Rider Charges (Optional)
(as a percentage of average Account
Value in the Separate Account)
Optional Death Benefit - Annual Step-Up      0.20%
Death Benefit
Total Separate Account Annual Expenses
Including Charge for Optional Death          1.50%
Benefit

--------------------------------------------------------------------------------

Note 1. An account fee of $30 is charged on the last day of each Contract Year if the Account Value is less than $50,000. Different policies apply during the Income Phase of the contract. (See "Expenses.")


Note 2. Certain charges and expenses for contracts issued before May 1, 2003 are different. Certain charges and expenses may not apply during the Income Phase of the contract. (See "Expenses.")

ADDITIONAL OPTIONAL RIDER CHARGES (Note 1)



GUARANTEED MINIMUM INCOME BENEFIT (GMIB) RIDER
CHARGES
(as a percentage of the Income Base
  (Note 2))
  GMIB Max I and GMIB Plus III -        1.50%
  maximum charge
  GMIB Max I and GMIB Plus III -        1.00%
  current charge
  GMIB Plus I - maximum charge          1.50%
  GMIB Plus I - current charge          0.95%
  GMIB I                                0.50%

LIFETIME WITHDRAWAL GUARANTEE RIDER CHARGES
(as a percentage of the Total
  Guaranteed Withdrawal Amount (Note 3))
  Lifetime Withdrawal Guarantee II
-----------------------------------------
  Single Life version - maximum charge  1.60%
  Single Life version - current charge  1.25%
  Joint Life version - maximum charge   1.80%
  Joint Life version - current charge   1.50%

  Lifetime Withdrawal Guarantee I
-----------------------------------------
  Single Life version - maximum charge  0.95%
  Single Life version - current charge  0.50%
  Joint Life version - maximum charge   1.40%
  Joint Life version - current charge   0.70%

   -----------------------------------------------------------------------------




Note 1. You may only elect one living benefit rider at a time. Certain rider charges for contracts issued before May 4, 2009 are different. Certain charges and expenses may not apply during the Income Phase of the contract. (See "Expenses.")


Note 2. On the issue date, the Income Base is equal to your initial Purchase Payment. The Income Base is adjusted for subsequent Purchase Payments and withdrawals. See "Living Benefits - Guaranteed Income Benefits" for a definition of the term Income Base. The GMIB Max I, GMIB Plus III and GMIB Plus I rider charges may increase upon an Optional Step-Up or Optional Reset, but they will not exceed the maximum charges listed in this table. If, at the time your contract was issued, the current rider charge was equal to the maximum rider charge, that rider charge will not increase upon an Optional Step-Up or Optional Reset. (See "Expenses.")


Note 3. The Total Guaranteed Withdrawal Amount is initially set at an amount equal to your initial Purchase Payment. The Total Guaranteed Withdrawal Amount may increase with additional Purchase Payments. See "Living Benefits - Guaranteed Withdrawal Benefits" for a definition of the term Total Guaranteed Withdrawal Amount. The Lifetime Withdrawal Guarantee rider charges may increase upon an Automatic Annual Step-Up, but they will not exceed the maximum charges listed in this table. If, at the time your contract was issued, the current rider charge was equal to the maximum rider charge, that rider charge will not increase upon an Automatic Annual Step-Up. (See "Expenses.")

GUARANTEED WITHDRAWAL BENEFIT RIDER CHARGES
(as a percentage of the Guaranteed
  Withdrawal Amount (Note 4))

  Enhanced Guaranteed Withdrawal         1.00%
  Benefit - maximum charge
  Enhanced Guaranteed Withdrawal         0.55%
  Benefit - current charge

  Guaranteed Withdrawal Benefit I -     0.95%
  maximum charge
  Guaranteed Withdrawal Benefit I -     0.50%
  current charge

GUARANTEED MINIMUM ACCUMULATION BENEFIT
  RIDER CHARGE
  (as a percentage of the Guaranteed     0.75%
  Accumulation Amount (Note 5))


--------------------------------------------------------------------------------



Note 4. The Guaranteed Withdrawal Amount is initially set at an amount equal to your initial Purchase Payment plus the GWB Bonus Amount. The Guaranteed Withdrawal Amount may increase with additional Purchase Payments. See "Living Benefits - Guaranteed Withdrawal Benefits" for definitions of the terms Guaranteed Withdrawal Amount and GWB Bonus Amount. The Enhanced Guaranteed Withdrawal Benefit and Guaranteed Withdrawal Benefit I rider charges may increase upon an Optional Reset, but they will not exceed the maximum charges listed in this table. If, at the time your contract was issued, the current rider charge was equal to the maximum rider charge, that rider charge will not increase upon an Optional Reset. (See "Expenses.")


Note 5. The Guaranteed Accumulation Amount is initially set at an amount equal to a percentage of your initial Purchase Payment. The Guaranteed Accumulation Amount is adjusted for additional Purchase Payments made during the first 120 days of the contract and for withdrawals. See "Living Benefits - Guaranteed Minimum Accumulation Benefit" for a definition of the term Guaranteed Accumulation Amount.

--------------------------------------------------------------------------------

THE NEXT TABLE SHOWS THE MINIMUM AND MAXIMUM TOTAL OPERATING EXPENSES CHARGED BY THE INVESTMENT PORTFOLIOS THAT YOU MAY PAY PERIODICALLY DURING THE TIME THAT YOU OWN THE CONTRACT. CERTAIN INVESTMENT PORTFOLIOS MAY IMPOSE A REDEMPTION FEE IN THE FUTURE. MORE DETAIL CONCERNING EACH INVESTMENT PORTFOLIO'S FEES AND EXPENSES IS CONTAINED IN THE PROSPECTUSES FOR THE INVESTMENT PORTFOLIOS AND IN THE FOLLOWING TABLES.




                                         Minimum     Maximum
                                         ----        ----

Total Annual Portfolio Expenses          0.52%       1.90%
(expenses that are deducted from
  Investment Portfolio assets, including




management fees, 12b-1/service fees,
and other expenses)


--------------------------------------------------------------------------------


FOR INFORMATION CONCERNING COMPENSATION PAID FOR THE SALE OF THE CONTRACTS, SEE "OTHER INFORMATION - DISTRIBUTOR."

INVESTMENT PORTFOLIO EXPENSES

(as a percentage of the average daily net assets of an Investment Portfolio)


The following table is a summary. For more complete information on Investment Portfolio fees and expenses, please refer to the prospectus for each Investment Portfolio.






                                                                                                                          NET
                                                                                  ACQUIRED     TOTAL     CONTRACTUAL     TOTAL
                                                                                    FUND       ANNUAL      EXPENSE      ANNUAL
                                          MANAGEMENT   12B-1/SERVICE     OTHER    FEES AND   PORTFOLIO     SUBSIDY     PORTFOLIO
                                             FEES           FEES       EXPENSES   EXPENSES    EXPENSES   OR DEFERRAL   EXPENSES
                                         ------------ --------------- ---------- ---------- ----------- ------------- ----------
MET INVESTORS SERIES TRUST
 AllianceBernstein Global Dynamic          0.61%        0.25%          0.03%      0.01%      0.90%       0.02%         0.88%
  Allocation
 Portfolio
 Allianz Global Investors Dynamic          0.68%        0.25%          0.93%      0.00%      1.86%       0.66%         1.20%
  Multi-Asset
 Plus Portfolio
 American Funds (Reg. TM) Growth           0.00%        0.55%          0.02%      0.35%      0.92%          -         0.92%
  Portfolio
 AQR Global Risk Balanced Portfolio        0.61%        0.25%          0.04%      0.03%      0.93%       0.02%         0.91%
 BlackRock Global Tactical Strategies      0.66%        0.25%          0.01%      0.14%      1.06%       0.03%         1.03%
  Portfolio
 BlackRock High Yield Portfolio            0.60%        0.25%          0.09%      0.08%      1.02%          -         1.02%
 Clarion Global Real Estate Portfolio      0.60%        0.25%          0.05%      0.00%      0.90%          -         0.90%
 ClearBridge Aggressive Growth Portfolio   0.59%        0.25%          0.02%      0.00%      0.86%       0.00%         0.86%
 Goldman Sachs Mid Cap Value Portfolio     0.71%        0.25%          0.03%      0.00%      0.99%          -         0.99%
 Harris Oakmark International Portfolio    0.77%        0.25%          0.06%      0.00%      1.08%       0.02%         1.06%
 Invesco Balanced-Risk Allocation          0.64%        0.25%          0.04%      0.03%      0.96%       0.03%         0.93%
  Portfolio
 Invesco Comstock Portfolio                0.57%        0.25%          0.02%      0.00%      0.84%       0.02%         0.82%
 Invesco Mid Cap Value Portfolio           0.65%        0.25%          0.05%      0.08%      1.03%       0.02%         1.01%
 Invesco Small Cap Growth Portfolio        0.85%        0.25%          0.02%      0.00%      1.12%       0.02%         1.10%
 JPMorgan Core Bond Portfolio              0.55%        0.25%          0.02%      0.00%      0.82%       0.13%         0.69%
 JPMorgan Global Active Allocation         0.74%        0.25%          0.09%      0.00%      1.08%       0.05%         1.03%
  Portfolio
 Loomis Sayles Global Markets Portfolio    0.70%        0.25%          0.08%      0.00%      1.03%          -         1.03%
 Lord Abbett Bond Debenture Portfolio      0.51%        0.25%          0.03%      0.00%      0.79%          -         0.79%
 Met/Eaton Vance Floating Rate Portfolio   0.60%        0.25%          0.07%      0.00%      0.92%          -         0.92%
 Met/Franklin Low Duration Total Return    0.50%        0.25%          0.05%      0.00%      0.80%       0.03%         0.77%
 Portfolio
 Met/Templeton International Bond          0.60%        0.25%          0.12%      0.00%      0.97%          -         0.97%
  Portfolio
 MetLife Balanced Plus Portfolio           0.24%        0.25%          0.01%      0.42%      0.92%       0.00%         0.92%
 MetLife Multi-Index Targeted Risk         0.18%        0.25%          0.11%      0.22%      0.76%          -         0.76%
  Portfolio
 MFS (Reg. TM) Emerging Markets Equity     0.87%        0.25%          0.15%      0.00%      1.27%       0.01%         1.26%
  Portfolio
 MFS (Reg. TM) Research International      0.68%        0.25%          0.07%      0.00%      1.00%       0.06%         0.94%
  Portfolio
 PanAgora Global Diversified Risk          0.65%        0.25%          0.98%      0.02%      1.90%       0.58%         1.32%
  Portfolio
 PIMCO Inflation Protected Bond            0.47%        0.25%          0.08%      0.00%      0.80%       0.00%         0.80%
  Portfolio
 PIMCO Total Return Portfolio              0.48%        0.25%          0.03%      0.00%      0.76%          -         0.76%
 Pioneer Fund Portfolio                    0.65%        0.25%          0.05%      0.00%      0.95%       0.04%         0.91%
 Pioneer Strategic Income Portfolio        0.57%        0.15%          0.06%      0.00%      0.78%          -         0.78%
 Pyramis (Reg. TM) Government Income       0.42%        0.25%          0.03%      0.00%      0.70%          -         0.70%
  Portfolio
 Pyramis (Reg. TM) Managed Risk            0.45%        0.25%          0.45%      0.46%      1.61%       0.35%         1.26%
  Portfolio
 Schroders Global Multi-Asset Portfolio    0.65%        0.25%          0.10%      0.05%      1.05%          -         1.05%
 T. Rowe Price Large Cap Value Portfolio   0.57%        0.25%          0.02%      0.00%      0.84%          -         0.84%
 T. Rowe Price Mid Cap Growth Portfolio    0.75%        0.25%          0.03%      0.00%      1.03%          -         1.03%
 Third Avenue Small Cap Value Portfolio    0.73%        0.25%          0.03%      0.00%      1.01%       0.02%         0.99%

                                                                                                                          NET
                                                                                  ACQUIRED     TOTAL     CONTRACTUAL     TOTAL
                                                                                    FUND       ANNUAL      EXPENSE      ANNUAL
                                          MANAGEMENT   12B-1/SERVICE     OTHER    FEES AND   PORTFOLIO     SUBSIDY     PORTFOLIO
                                             FEES           FEES       EXPENSES   EXPENSES    EXPENSES   OR DEFERRAL   EXPENSES
                                         ------------ --------------- ---------- ---------- ----------- ------------- ----------
 METROPOLITAN SERIES FUND
 Baillie Gifford International Stock       0.79%        0.25%          0.08%      0.00%      1.12%       0.12%         1.00%
  Portfolio
 Barclays Aggregate Bond Index Portfolio   0.25%        0.30%          0.03%      0.00%      0.58%       0.01%         0.57%
 BlackRock Money Market Portfolio          0.33%        0.25%          0.02%      0.00%      0.60%       0.02%         0.58%
 Frontier Mid Cap Growth Portfolio         0.72%        0.25%          0.03%      0.00%      1.00%       0.01%         0.99%
 Jennison Growth Portfolio                 0.60%        0.25%          0.02%      0.00%      0.87%       0.07%         0.80%
 Met/Artisan Mid Cap Value Portfolio       0.81%        0.25%          0.02%      0.00%      1.08%          -         1.08%
 Met/Dimensional International Small       0.81%        0.25%          0.14%      0.00%      1.20%       0.01%         1.19%
 Company Portfolio
 MetLife Mid Cap Stock Index Portfolio     0.25%        0.30%          0.05%      0.02%      0.62%       0.00%         0.62%
 MetLife Stock Index Portfolio             0.25%        0.25%          0.02%      0.00%      0.52%       0.01%         0.51%
 MFS (Reg. TM) Value Portfolio             0.70%        0.25%          0.02%      0.00%      0.97%       0.14%         0.83%
 MSCI EAFE (Reg. TM) Index Portfolio       0.30%        0.30%          0.10%      0.01%      0.71%       0.00%         0.71%
 Neuberger Berman Genesis Portfolio        0.80%        0.25%          0.03%      0.00%      1.08%       0.01%         1.07%
 Russell 2000 (Reg. TM) Index Portfolio    0.25%        0.30%          0.06%      0.11%      0.72%       0.00%         0.72%
 T. Rowe Price Large Cap Growth            0.60%        0.25%          0.03%      0.00%      0.88%       0.01%         0.87%
  Portfolio
 Van Eck Global Natural Resources          0.78%        0.25%          0.03%      0.01%      1.07%       0.01%         1.06%
  Portfolio
 Western Asset Management U.S.             0.47%        0.25%          0.02%      0.00%      0.74%       0.01%         0.73%
  Government Portfolio
 WMC Core Equity Opportunities Portfolio   0.70%        0.15%          0.02%      0.00%      0.87%       0.11%         0.76%
MET INVESTORS SERIES TRUST -
 ASSET ALLOCATION PORTFOLIOS
 American Funds (Reg. TM) Moderate         0.06%        0.55%          0.01%      0.40%      1.02%          -         1.02%
  Allocation Portfolio
 American Funds (Reg. TM) Balanced         0.06%        0.55%          0.00%      0.42%      1.03%          -         1.03%
  Allocation Portfolio
 American Funds (Reg. TM) Growth           0.06%        0.55%          0.01%      0.43%      1.05%          -         1.05%
  Allocation Portfolio
 MetLife Asset Allocation 100 Portfolio    0.07%        0.25%          0.01%      0.70%      1.03%          -         1.03%
 SSgA Growth and Income ETF Portfolio      0.30%        0.25%          0.01%      0.23%      0.79%          -         0.79%
 SSgA Growth ETF Portfolio                 0.32%        0.25%          0.01%      0.25%      0.83%          -         0.83%
METROPOLITAN SERIES FUND -
 ASSET ALLOCATION PORTFOLIOS
 MetLife Asset Allocation 20 Portfolio     0.09%        0.25%          0.02%      0.52%      0.88%       0.01%         0.87%
 MetLife Asset Allocation 40 Portfolio     0.07%        0.25%          0.01%      0.57%      0.90%          -         0.90%
 MetLife Asset Allocation 60 Portfolio     0.06%        0.25%          0.00%      0.62%      0.93%          -         0.93%
 MetLife Asset Allocation 80 Portfolio     0.06%        0.25%          0.01%      0.66%      0.98%          -         0.98%





The information shown in the table above was provided by the Investment Portfolios and we have not independently verified that information. Net Total Annual Portfolio Expenses shown in the table reflect any current fee waiver or expense reimbursement arrangement that will remain in effect for a period of at least one year from the date of the Investment Portfolio's 2014 prospectus. "0.00%" in the Contractual Expense Subsidy or Deferral column indicates that there is such an arrangement in effect for a Investment Portfolio, but that the expenses of the Investment Portfolio are below the level that would trigger the waiver or reimbursement. Fee waiver and expense reimbursement arrangements with a duration of less than one year, or arrangements that may be terminated without the consent of the Investment Portfolio's board of directors or trustees, are not shown.



Certain Investment Portfolios that have "Acquired Fund Fees and Expenses" are "funds of funds." A fund of funds invests substantially all of its assets in other underlying funds. Because the Investment Portfolio invests in other funds, it will bear its pro rata portion of the operating expenses of those underlying funds, including the management fee.

EXAMPLES

THESE EXAMPLES ARE INTENDED TO HELP YOU COMPARE THE COST OF INVESTING IN THE CONTRACT WITH THE COST OF INVESTING IN OTHER VARIABLE ANNUITY CONTRACTS. THESE COSTS INCLUDE CONTRACT OWNER TRANSACTION EXPENSES, CONTRACT FEES, SEPARATE ACCOUNT ANNUAL EXPENSES, AND INVESTMENT PORTFOLIO FEES AND EXPENSES.


THE EXAMPLES ASSUME THAT YOU INVEST $10,000 IN THE CONTRACT FOR THE TIME PERIODS INDICATED. THE EXAMPLES ALSO ASSUME THAT YOUR INVESTMENT HAS A 5% RETURN EACH YEAR AND ASSUME: (A) MAXIMUM AND (B) MINIMUM FEES AND EXPENSES OF ANY OF THE INVESTMENT PORTFOLIOS (BEFORE SUBSIDY AND/OR DEFERRAL). ALTHOUGH YOUR ACTUAL COSTS MAY BE HIGHER OR LOWER, BASED ON THESE ASSUMPTIONS, YOUR COSTS WOULD BE:


CHART 1. Chart 1 assumes you select the optional Annual Step-Up Death Benefit rider and the Joint Life version of the Lifetime Withdrawal Guarantee II rider (assuming the maximum 1.80% charge applies in all Contract Years), which is the most expensive way to purchase the contract.


(1) IF YOU SURRENDER YOUR CONTRACT AT THE END OF THE APPLICABLE TIME PERIOD:




                               Time Periods
                    1 year         3 years        5 years       10 years
                 ------------   ------------   ------------   ------------
    maximum       (a)$1,258      (a)$2,236      (a)$3,226      (a)$5,929
    minimum       (b)$1,120      (b)$1,835      (b)$2,576      (b)$4,742


(2) IF YOU DO NOT SURRENDER YOUR CONTRACT OR IF YOU ANNUITIZE AT THE END OF THE APPLICABLE TIME PERIOD:




                              Time Periods
                   1 year        3 years        5 years       10 years
                 ----------   ------------   ------------   ------------
    maximum       (a)$558      (a)$1,696      (a)$2,866      (a)$5,929
    minimum       (b)$420      (b)$1,295      (b)$2,216      (b)$4,742


CHART 2. Chart 2 assumes that you do not select the optional death benefit rider, a Guaranteed Minimum Income Benefit rider, a Guaranteed Withdrawal Benefit rider, or the Guaranteed Minimum Accumulation Benefit rider, which is the least expensive way to purchase the contract.


(1) IF YOU SURRENDER YOUR CONTRACT AT THE END OF THE APPLICABLE TIME PERIOD:




                               Time Periods
                    1 year         3 years        5 years       10 years
                 ------------   ------------   ------------   ------------
    maximum       (a)$1,049      (a)$1,602      (a)$2,154      (a)$3,717
    minimum         (b)$911      (b)$1,190      (b)$1,471      (b)$2,371


(2) IF YOU DO NOT SURRENDER YOUR CONTRACT OR IF YOU ANNUITIZE AT THE END OF THE APPLICABLE TIME PERIOD:




                              Time Periods
                   1 year        3 years        5 years       10 years
                 ----------   ------------   ------------   ------------
    maximum       (a)$349      (a)$1,602      (a)$1,794      (a)$3,717
    minimum       (b)$211        (b)$650      (b)$1,111      (b)$2,371


The Examples should not be considered a representation of past or future expenses or annual rates of return of any Investment Portfolio. Actual expenses and annual rates of return may be more or less than those assumed for the purpose of the Examples. Condensed financial information containing the Accumulation Unit value history appears in Appendix A of this prospectus as well as in the SAI.

1. THE ANNUITY CONTRACT

This prospectus describes the Variable Annuity Contract offered by us.


The variable annuity contract is a contract between you as the Owner, and us, the insurance company, where we promise to pay an income to you, in the form of Annuity Payments, beginning on a designated date that you select. Until you decide to begin receiving Annuity Payments, your annuity is in the ACCUMULATION PHASE. Once you begin receiving Annuity Payments, your contract switches to the INCOME PHASE.


The contract benefits from tax deferral. Tax deferral means that you are not taxed on earnings or appreciation on the assets in your contract until you take money out of your contract. For any tax qualified account (e.g., an IRA), the tax deferred accrual feature is provided by the tax qualified retirement plan. Therefore, there should be reasons other than tax deferral for acquiring the contract within a qualified plan. (See "Federal Income Tax Status.")


The contract is called a variable annuity because you can choose among the Investment Portfolios and, depending upon market conditions, you can make or lose money in any of these portfolios. If you select the variable annuity portion of the contract, the amount of money you are able to accumulate in your contract during the Accumulation Phase depends upon the investment performance of the Investment Portfolio(s) you select. The amount of the Annuity Payments you receive during the Income Phase from the variable annuity portion of the contract also depends, in part, upon the investment performance of the Investment Portfolio(s) you select for the Income Phase. We do not guarantee the investment performance of the variable annuity portion. You bear the full investment risk for all amounts allocated to the variable annuity portion. However, there are certain optional features that provide guarantees that can reduce your investment risk (see "Living Benefits").


Except as described below, the contract also contains a FIXED ACCOUNT. The Fixed Account is not offered by this prospectus. The Fixed Account offers an interest rate that is guaranteed by us. If you select the Fixed Account, your money will be placed with our other general account assets, and the amount of money you are able to accumulate in your contract during the Accumulation Phase depends upon the total interest credited to your contract. The Fixed Account is part of our general account. Our general account consists of all assets owned by us other than those in the Separate Account and our other separate accounts. We have sole discretion over the investment of assets in the general account. If you select a fixed Annuity Payment option during the Income Phase, payments are made from our general account assets.


The amount of the Annuity Payments you receive during the Income Phase from a fixed Annuity Payment option of the contract will remain level for the entire Income Phase. (Please see "Annuity Payments (The Income Phase)" for more information.)


EFFECTIVE FOR CONTRACTS ISSUED ON AND AFTER MAY 1, 2003, THE FIXED ACCOUNT OF FIRST METLIFE INVESTORS IS NOT AVAILABLE AS AN INVESTMENT CHOICE (A GUARANTEED ACCOUNT OPTION IS AVAILABLE IN CONNECTION WITH AN ENHANCED DOLLAR COST AVERAGING PROGRAM DURING THE ACCUMULATION PHASE, AND A FIXED ANNUITY PAYMENT OPTION IS AVAILABLE DURING THE INCOME PHASE). ALL REFERENCES IN THIS PROSPECTUS TO INVESTMENTS IN OR TRANSFERS INTO THE FIXED ACCOUNT SHALL ONLY APPLY TO CONTRACTS ISSUED PRIOR TO MAY 1, 2003.


As Owner of the contract, you exercise all interests and rights under the contract. You can change the Owner at any time, subject to our underwriting rules (a change of ownership may terminate certain optional riders). The contract may be owned generally by Joint Owners (limited to two natural persons). We provide more information on this under "Other Information - Ownership."



All contract provisions will be interpreted and administered in accordance with the requirements of the Internal Revenue Code (the "Code"). Any Code references to "spouses" include those persons who are married spouses under state law, regardless of sex.



FREQUENT OR LARGE TRANSFERS


We have policies and procedures that attempt to detect frequent transfers in situations where there is potential for pricing inefficiencies and where, therefore, the transfers may adversely affect contract Owners and other persons who have interests in the contracts. We employ various means to monitor transfer activity, such as periodically examining the frequency and size of an Owner's transfers into and out of Investment Portfolios that we believe present the potential for pricing inefficiencies. Our policies and procedures may result in transfer restrictions being applied to deter frequent transfers.


Large transfers may increase brokerage and administrative costs of the Investment Portfolios and may disrupt portfolio management strategy. We do not monitor for large transfers except where a portfolio manager of a particular Investment Portfolio has brought large transfer activity to our attention, including "block transfers" where transfer requests have been submitted on behalf of multiple contract Owners by a third party, such as an investment adviser. When we detect such large trades, we may impose restrictions similar to those described above.


Our policies and procedures on frequent or large transfers are discussed in more detail in "Investment Options - Transfers - Restrictions on Frequent Transfers" and "Investment Options - Transfers - Restrictions on Large Transfers." We may revise these policies and procedures in our sole discretion at any time without prior notice.




2. PURCHASE

The maximum issue age for the contract and certain of its riders may be reduced in connection with the offer of the contract through certain broker dealers ("selling firms"). In addition, certain riders may not be available through certain selling firms. You should discuss this with your registered representative.


We reserve the right to reject any application.


PURCHASE PAYMENTS



A PURCHASE PAYMENT is the money you give us to invest in the contract. The initial Purchase Payment is due on the date the contract is issued. You may also be permitted to make subsequent Purchase Payments. Initial and subsequent Purchase Payments are subject to certain requirements. These requirements are explained below. We may restrict your ability to make subsequent Purchase Payments. The manner in which subsequent Purchase Payments may be restricted is discussed below.



GENERAL REQUIREMENTS FOR PURCHASE PAYMENTS. The following requirements apply to initial and subsequent Purchase Payments:


o The minimum initial Purchase Payment we will accept is $5,000 when the contract is purchased as a Non-Qualified Contract.


o If you are purchasing the contract as part of an IRA (Individual Retirement Annuity) or other qualified plan, the minimum initial Purchase Payment we will accept is $2,000.


o If you want to make an initial Purchase Payment of $1 million or more, or a subsequent Purchase Payment that would cause your total Purchase Payments to exceed $1 million, you will need our prior approval.


o The minimum subsequent Purchase Payment is $500 unless you have elected an electronic funds transfer program approved by us, in which case the minimum subsequent Purchase Payment is $100 per month.


o  We will accept a different amount if required by federal tax law.


o We reserve the right to refuse Purchase Payments made via a personal check in excess of $100,000. Purchase Payments over $100,000 may be accepted in other forms, including, but not limited to, EFT/wire transfers, certified checks, corporate checks, and checks written on financial institutions. The form in which we receive a Purchase Payment may determine how soon subsequent disbursement requests may be fulfilled. (See "Access to Your Money.")


o We will not accept Purchase Payments made with cash, money orders, or travelers checks.


RESTRICTIONS ON SUBSEQUENT PURCHASE PAYMENTS. We may restrict your ability to make subsequent Purchase Payments. We will notify you in advance if we impose restrictions on subsequent Purchase Payments. You and your financial representative should carefully consider whether our ability to restrict subsequent Purchase Payments is consistent with your investment objectives.


o We reserve the right to reject any Purchase Payment and to limit future Purchase Payments. This means that we may restrict your ability to make subsequent Purchase Payments for any reason, subject to applicable requirements in New York State. We may make certain exceptions to restrictions on subsequent Purchase Payments in accordance with our established administrative procedures.


o Certain riders have current and potential restrictions on subsequent Purchase Payments that are described in more detail below. For more information, see these subsections below: "Investment Allocation and Other Purchase Payment Restrictions for GMIB Max I."


TERMINATION FOR LOW ACCOUNT VALUE


We may terminate your contract by paying you the Account Value in one sum if, prior to the Annuity Date, you do not make Purchase Payments for three consecutive Contract Years, the total amount of Purchase Payments made, less any partial withdrawals, is less than $2,000 or any lower amount required by federal tax laws, and the Account Value on or after the end of such three year period is less than $2,000. (A CONTRACT YEAR is defined as a one-year period starting on the date the contract is issued and on each contract anniversary thereafter.) Accordingly, no contract will be terminated due solely to negative investment performance. Federal tax law may impose additional restrictions on our right to cancel your Traditional IRA, Roth IRA, SEP, SIMPLE IRA or other Qualified Contract. We will not terminate the contract if it includes a Lifetime Withdrawal Guarantee or Guaranteed Minimum Accumulation Benefit rider. In addition, we will not terminate any contract that includes a Guaranteed Withdrawal Benefit or Guaranteed Minimum Income Benefit rider or a guaranteed death benefit if, at the time the termination would otherwise occur, the Benefit Base/

Income Base of the living benefit rider, or the guaranteed amount under any death benefit, is greater than the Account Value. For all other contracts, we reserve the right to exercise this termination provision, subject to obtaining any required regulatory approvals.


ALLOCATION OF PURCHASE PAYMENTS


When you purchase a contract, we will allocate your Purchase Payment to the Fixed Account and/or any of the Investment Portfolios you have selected. You may not choose more than 18 Investment Portfolios (including the Fixed Account) at the time your initial Purchase Payment is allocated. Each allocation must be at least $500 and must be in whole numbers.


We have reserved the right to restrict payments to the Fixed Account if any of the following conditions exist:


o the credited interest rate on the fixed account is equal to the guaranteed minimum rate; or


o your Account Value in the fixed account equals or exceeds our published maximum for fixed account allocation (currently, there is no limit); or


o  a transfer was made out of the fixed account within the previous 180 days.



Once we receive your Purchase Payment and the necessary information (or a designee receives a payment and the necessary information in accordance with the designee's administrative procedures), we will issue your contract and allocate your first Purchase Payment within 2 Business Days. A BUSINESS DAY is each day that the New York Stock Exchange is open for business. A Business Day closes at the close of normal trading on the New York Stock Exchange, usually 4:00 p.m. Eastern Time. If you do not give us all of the information we need, we will contact you to get it before we make any allocation. If for some reason we are unable to complete this process within 5 Business Days, we will either send back your money or get your permission to keep it until we get all of the necessary information. (See "Other Information - Requests and Elections.")



We may restrict the investment options available to you if you select certain optional riders. These restrictions are intended to reduce the risk of investment losses that could require us to use our own assets to pay amounts due under the selected optional rider.


If you choose the GMIB Max I rider, we will require you to allocate your purchase payments and account value as described below under "Investment Allocation and Other Purchase Payment Restrictions for GMIB Max I" until the rider terminates.


If you choose the Guaranteed Minimum Income Benefit Plus III (GMIB Plus III), Guaranteed Minimum Income Benefit Plus I (GMIB Plus I), or Lifetime Withdrawal Guarantee II (LWG II) rider, until the rider terminates, we will require you to allocate your purchase payments and account value as described below under "Investment Allocation Restrictions for GMIB Plus III, GMIB Plus I, and Lifetime Withdrawal Guarantee II."


If you chose the Lifetime Withdrawal Guarantee I (LWG I) rider, until the rider terminates, we will require you to allocate your Purchase Payments and Account Value as described in "Living Benefits - Guaranteed Withdrawal Benefits - Description of the Lifetime Withdrawal Guarantee I" (you may participate in the Enhanced Dollar Cost Averaging (EDCA) program, subject to restrictions).



If you choose the Guaranteed Minimum Accumulation Benefit rider, until the rider terminates, we require you to allocate your Purchase Payments and Account Value solely to one Investment Portfolio (see "Living Benefits - Guaranteed Minimum Accumulation Benefit") (you may participate in the EDCA program, subject to restrictions).

If you make additional Purchase Payments, we will allocate them in the same way as your first Purchase Payment unless you tell us otherwise. However, if you make an additional Purchase Payment while an EDCA or Dollar Cost Averaging
(DCA) program is in effect, we will not allocate the additional Purchase Payment to the EDCA or DCA program, unless you tell us to do so. Instead, unless you give us other instructions, we will allocate the additional Purchase Payment directly to the same destination Investment Portfolios you selected under the EDCA or DCA program. (See "Investment Options -

Dollar Cost Averaging Programs.") You may change your allocation instructions at any time by notifying us in writing, by calling us or by Internet. You may not choose more than 18 Investment Portfolios (including the Fixed Account) at the time you submit a subsequent Purchase Payment. If you wish to allocate the payment to more than 18 Investment Portfolios (including the Fixed Account), we must have your request to allocate future Purchase Payments to more than 18 Investment Portfolios on record before we can apply your subsequent Purchase Payment to your chosen allocation. If there are Joint Owners, unless we are instructed to the contrary, we will accept allocation instructions from either Joint Owner.


INVESTMENT ALLOCATION RESTRICTIONS FOR CERTAIN RIDERS


INVESTMENT ALLOCATION AND OTHER PURCHASE PAYMENT RESTRICTIONS FOR GMIB MAX I


If you elect the GMIB Max I rider, you may allocate your Purchase Payments and Account Value among the following Investment Portfolios:


(a) AllianceBernstein Global Dynamic Allocation Portfolio

(b) Allianz Global Investors Dynamic Multi-Asset Plus Portfolio
(c) AQR Global Risk Balanced Portfolio
(d) BlackRock Global Tactical Strategies Portfolio
(e) Invesco Balanced-Risk Allocation Portfolio
(f) JPMorgan Global Active Allocation Portfolio
(g) MetLife Balanced Plus Portfolio
(h) MetLife Multi-Index Targeted Risk Portfolio
(i) PanAgora Global Diversified Risk Portfolio
(j) Pyramis (Reg. TM) Managed Risk Portfolio
(k) Schroders Global Multi-Asset Portfolio



In addition, you may allocate Purchase Payments and Account Value to the Barclays Aggregate Bond Index Portfolio and the Pyramis (Reg. TM) Government Income Portfolio. No other Investment Portfolios are available with the GMIB Max I rider.


The Investment Portfolios listed above (other than the Barclays Aggregate Bond Index Portfolio and the Pyramis (Reg. TM) Government Income Portfolio) have investment strategies intended in part to reduce the risk of investment losses that could require us to use our own assets to make payments in connection with the guarantees under the GMIB Max I rider. For example, certain of the Investment Portfolios are managed in a way that is intended to minimize volatility of returns and hedge against the effects of interest rate changes. Other investment options that are available if the GMIB Max I rider is not selected may offer the potential for higher returns. Before you select the GMIB Max I rider, you and your financial representative should carefully consider whether the investment options available with the GMIB Max I rider meet your investment objectives and risk tolerance.


You may also allocate Purchase Payments to the Enhanced Dollar Cost Averaging
(EDCA) program, provided that your destination portfolios are one or more of the Investment Portfolios listed above. If you elect the GMIB Max I rider, you may not participate in the Dollar Cost Averaging (DCA) program.


If a GMIB Max I rider terminates (see the descriptions of the GMIB Max I rider in the "Living Benefits - Guaranteed Income Benefits" section), the investment allocation restrictions described above will no longer apply and you will be permitted to allocate subsequent Purchase Payments or transfer Account Value to any of the available Investment Portfolios.


RESTRICTIONS ON SUBSEQUENT PURCHASE PAYMENTS - GMIB MAX I. The following subsections describe potential and current restrictions on subsequent Purchase Payments for the GMIB Max I rider. As of the date of this prospectus, only contracts issued with the GMIB Max I rider during the time period specified in the "Current Restrictions on Subsequent Purchase Payments" section below are subject to restrictions on subsequent Purchase Payments.


POTENTIAL RESTRICTIONS ON SUBSEQUENT PURCHASE PAYMENTS. In the future, we may choose not to permit Owners of existing contracts with the GMIB Max I rider to make subsequent Purchase Payments if: (a) the GMIB Max I rider is no longer available to new customers, or (b) we make certain changes to the terms of the GMIB Max I rider offered to new customers (for example, if we change the GMIB Max I rider charge; see your contract schedule for a list of the other changes). We will notify Owners of contracts with the GMIB Max I riders in advance if we impose restrictions on subsequent Purchase Payments. If we impose restrictions on subsequent Purchase Payments, contract Owners will still be permitted to transfer Account Value among the Investment Portfolios listed above under "Investment Allocation and Other Purchase Payment Restrictions for GMIB Max I."



CURRENT RESTRICTIONS ON SUBSEQUENT PURCHASE PAYMENTS. If we received your application and necessary information, in Good Order, at our MetLife Annuity Service Center before the close of the New York Stock Exchange on September 23,
               ------
2011, and you elected the GMIB Max I, we will not accept subsequent Purchase Payments from you after the close of the New York Stock Exchange on August 9, 2013. However, we will accept a subsequent Purchase Payment received after August 9, 2013 if the Purchase Payment was initiated by paperwork for a direct transfer or an exchange under Section 1035 of the Internal Revenue Code that we accepted, and which was received by our MetLife Annuity Service Center in Good Order, before the close of the New York Stock Exchange on August 9, 2013.


If we received your application and necessary information, in Good Order, at our MetLife Annuity Service Center after the close of the New York Stock
                                   -----
Exchange on September 23, 2011, and you elected the GMIB Max I, we will not accept subsequent Purchase Payments from you after the close of the New York Stock Exchange on February 24, 2012. However, we will accept a subsequent Purchase Payment received after February 24, 2012 if the Purchase Payment was initiated by paperwork for a direct transfer or an exchange under Section 1035 of the Internal Revenue Code that we accepted, and which was received by our MetLife Annuity Service Center in Good Order, before the close of the New York Stock Exchange on February 24, 2012.



INVESTMENT ALLOCATION RESTRICTIONS FOR GMIB PLUS III, GMIB PLUS I, AND LIFETIME WITHDRAWAL GUARANTEE II


ALLOCATION. If you elect the GMIB Plus III or the Lifetime Withdrawal Guarantee II, or if you elected the GMIB Plus I, you must comply with certain investment allocation restrictions. SPECIFICALLY, YOU MUST ALLOCATE ACCORDING TO EITHER
                                                                      ------
(A) OR (B) BELOW:


(A) You must allocate:



o 100% of your Purchase Payments or Account Value among the AllianceBernstein Global Dynamic Allocation Portfolio, Allianz Global Investors Dynamic Multi-Asset Plus Portfolio, American Funds (Reg. TM) Balanced Allocation Portfolio, American Funds (Reg. TM) Moderate Allocation Portfolio, AQR Global Risk Balanced Portfolio, BlackRock Global Tactical Strategies Portfolio, Invesco Balanced-Risk Allocation Portfolio, JPMorgan Global Active Allocation Portfolio, MetLife Asset Allocation 20 Portfolio, MetLife Asset Allocation 40 Portfolio, MetLife Asset Allocation 60 Portfolio, MetLife Balanced Plus Portfolio, MetLife Multi-Index Targeted Risk Portfolio, PanAgora Global Diversified Risk Portfolio, Pyramis (Reg.
     TM) Managed Risk Portfolio, Schroders Global Multi-Asset Portfolio, SSgA Growth and Income ETF Portfolio, and/or the BlackRock Money Market Portfolio (you may also allocate Purchase Payments to the EDCA program, provided that your destination portfolios are one or more of the above listed Investment Portfolios; you may not allocate Purchase Payments to the Dollar Cost Averaging program).


For contracts issued based on applications and necessary information received at our Annuity Service Center in good order before the close of the New York Stock Exchange on May 1, 2009, the following investment portfolios are also available under option (A): the MetLife Asset Allocation 80 Portfolio, American Funds (Reg. TM) Growth Allocation Portfolio and SSgA Growth ETF Portfolio.



OR

(B) You must allocate:


o  AT LEAST 30% of Purchase Payments or Account Value to Platform 1 portfolios;



o  UP TO 70% of Purchase Payments or Account Value to Platform 2 portfolios;


o  UP TO 15% of Purchase Payments or Account Value to Platform 3 portfolios;
     and


o  UP TO 15% of Purchase Payments or Account Value to Platform 4 portfolios.


For contracts issued based on applications and necessary information received at our Annuity Service Center in good order before the close of the New York Stock Exchange on May 1, 2009, the following invesment allocation restrictions apply under option (B): you must allocate at least 15% of purchase payments or
                                          ------------
account value to Platform 1 portfolios and you may allocate up to 85% of
                                                            ---------
purchase payments or account value to Platform 2 portfolios (the percentages for Platforms 3 and 4 are the same as those listed above).


(See the "EDCA" section below for information on allocating Purchase Payments to the EDCA account under option (B). You may not allocate Purchase Payments to the Dollar Cost Averaging program under option (B).)


The investment options in each Platform are:


Platform 1
----------


     Barclays Aggregate Bond Index Portfolio
     BlackRock Money Market Portfolio
     JPMorgan Core Bond Portfolio
     Met/Franklin Low Duration Total Return Portfolio
     PIMCO Inflation Protected Bond Portfolio
     PIMCO Total Return Portfolio
     Pyramis (Reg. TM) Government Income Portfolio
     Western Asset Management U.S. Government Portfolio


Platform 2
----------


     AllianceBernstein Global Dynamic Allocation Portfolio

     Allianz Global Investors Dynamic Multi-Asset Plus Portfolio

     American Funds (Reg. TM) Balanced Allocation Portfolio
     American Funds (Reg. TM) Growth Allocation Portfolio
     American Funds (Reg. TM) Growth Portfolio
     American Funds (Reg. TM) Moderate Allocation Portfolio
     AQR Global Risk Balanced Portfolio
     Baillie Gifford International Stock Portfolio
     BlackRock Global Tactical Strategies Portfolio
     BlackRock High Yield Portfolio

     ClearBridge Aggressive Growth Portfolio

     Harris Oakmark International Portfolio
     Invesco Balanced-Risk Allocation Portfolio

     Invesco Comstock Portfolio

     Jennison Growth Portfolio
     JPMorgan Global Active Allocation Portfolio
     Loomis Sayles Global Markets Portfolio
     Lord Abbett Bond Debenture Portfolio

     MetLife Asset Allocation 20 Portfolio
     MetLife Asset Allocation 40 Portfolio
     MetLife Asset Allocation 60 Portfolio
     MetLife Asset Allocation 80 Portfolio
     MetLife Asset Allocation 100 Portfolio
     MetLife Balanced Plus Portfolio

     MetLife Multi-Index Targeted Risk Portfolio
     MetLife Stock Index Portfolio
     MFS (Reg. TM) Research International Portfolio
     MFS (Reg. TM) Value Portfolio
     MSCI EAFE (Reg. TM) Index Portfolio

     PanAgora Global Diversified Risk Portfolio

     Pioneer Fund Portfolio
     Pioneer Strategic Income Portfolio
     Pyramis (Reg. TM) Managed Risk Portfolio
     Schroders Global Multi-Asset Portfolio
     SSgA Growth and Income ETF Portfolio
     SSgA Growth ETF Portfolio
     T. Rowe Price Large Cap Growth Portfolio
     T. Rowe Price Large Cap Value Portfolio

     WMC Core Equity Opportunities Portfolio



Platform 3
----------


     Frontier Mid Cap Growth Portfolio
     Goldman Sachs Mid Cap Value Portfolio

     Invesco Mid Cap Value Portfolio

     Met/Artisan Mid Cap Value Portfolio
     MetLife Mid Cap Stock Index Portfolio
     T. Rowe Price Mid Cap Growth Portfolio


Platform 4
----------


     Clarion Global Real Estate Portfolio
     Invesco Small Cap Growth Portfolio
     Met/Dimensional International Small Company Portfolio
     Met/Eaton Vance Floating Rate Portfolio
     Met/Templeton International Bond Portfolio
     MFS (Reg. TM) Emerging Markets Equity Portfolio
     Neuberger Berman Genesis Portfolio
     Russell 2000 (Reg. TM) Index Portfolio
     Third Avenue Small Cap Value Portfolio
     Van Eck Global Natural Resources Portfolio

YOUR PURCHASE PAYMENTS AND TRANSFER REQUESTS MUST BE ALLOCATED IN ACCORDANCE WITH THE ABOVE LIMITATIONS. WE WILL REJECT ANY PURCHASE PAYMENTS OR TRANSFER REQUESTS THAT DO NOT COMPLY WITH THE ABOVE LIMITATIONS.


Certain selling firms do not offer option (B) at the time your initial Purchase Payment is allocated. Please contact our Annuity Service Center if you wish to change your allocation selection to option (B).


We determine whether an investment option is classified as Platform 1, Platform 2, Platform 3 or Platform 4. We may determine or change the classification of an investment option in the event that an investment option is added, deleted, substituted, merged or otherwise reorganized. You will not be required to reallocate Purchase Payments or Account Value that you allocated to an investment option before we changed its classification, unless you make a new Purchase Payment or request a transfer among investment options (other than pursuant to rebalancing and Enhanced Dollar Cost Averaging programs in existence at the time the classification of the investment option changed). If you make a new Purchase Payment or request a transfer among investment options, you will be required to take the new classification into account in the allocation of your entire Account Value. We will provide you with prior written notice of any changes in classification of investment options.


REBALANCING. If you choose to allocate according to (B) above, we will rebalance your Account Value on a quarterly basis based on your most recent allocation of Purchase Payments that complies with the allocation limitations described above. We will also rebalance your Account Value when we receive a subsequent Purchase Payment that is accompanied by new allocation instructions (in addition to the quarterly rebalancing). We will first rebalance your Account Value on the date that is three months from the rider issue date; provided however, if a quarterly rebalancing date occurs on the 29th, 30th or 31st of a month, we will instead rebalance on the 1st day of the following month. We will subsequently rebalance your Account Value on each quarter thereafter on the same day. In addition, if a quarterly rebalancing date is not a Business Day, the reallocation will occur on the next Business Day. Withdrawals from the contract will not result in rebalancing on the date of withdrawal.


The rebalancing requirement described above does not apply if you choose to allocate according to (A) above.


SUBSEQUENT PURCHASE PAYMENTS. Subsequent Purchase Payments must be allocated in accordance with the above limitations. When allocating according to (B) above, it is important to remember that the entire Account Value will be immediately reallocated according to any new allocation instructions that accompany a subsequent Purchase Payment, if the new allocation instructions differ from those previously received for the contract. Allocating according to (B) does not permit you to specify different allocations for individual Purchase Payments. Due to the rebalancing and reallocation requirements of (B), the entire account will be immediately reallocated according to the most recently provided allocation instructions.


Example:
-------


   Your Account Value is $100,000 and allocated 70% to the Pioneer Fund Portfolio and 30% to the PIMCO Total Return Portfolio using Option B of the Portfolio Flexibility Program. You make a subsequent Purchase Payment of $5,000 and provide instructions to allocate 100% of that payment to the BlackRock Money Market Portfolio. As a result of the new allocation instructions, your entire Account Value of $105,000 will then be reallocated to the BlackRock Money Market Portfolio.


EDCA. If you choose to allocate according to (B) above and you choose to allocate a Purchase Payment to the EDCA account, that entire Purchase Payment must be allocated only to the EDCA account. Any transfer from an EDCA account must be allocated in accordance with the limitations described under (B) above. In addition, if you made previous Purchase Payments before allocating a Purchase Payment to the EDCA account, all transfers from an EDCA account must be allocated to the same investment options as your most recent allocations for Purchase Payments.


CHANGING PURCHASE PAYMENT ALLOCATION INSTRUCTIONS. You may change your Purchase Payment allocation instructions under (B) above at any time by providing notice to us, at our Annuity Service Center, or by any other method acceptable to us, provided that such instructions comply with the allocation limits described above. If you provide new allocation instructions for Purchase Payments and if these instructions conform to the allocation limits described under (B) above, then we will rebalance in accordance with the revised allocation instructions. Any future Purchase Payment, EDCA account transfer and quarterly rebalancing allocations will be automatically updated in accordance with these new instructions.

TRANSFERS. Please note that any transfer request must result in an Account Value that meets the allocation limits described above. Any transfer request will not cause your allocation instructions to change unless you provide us with a separate instruction at the time of transfer.


FREE LOOK


If you change your mind about owning this contract, you can cancel it within 10 days after receiving it. We ask that you submit your request to cancel in writing, signed by you, to our Annuity Service Center. When you cancel the contract within this "free look" period, we will not assess a withdrawal charge. You will receive back whatever your contract is worth on the day we receive your request. This may be more or less than your Purchase Payment depending upon the performance of the Investment Portfolios you allocated your Purchase Payment to during the free look period. This means that you bear the risk of any decline in the value of your contract during the free look period. We do not refund any charges or deductions assessed during the free look period.


ACCUMULATION UNITS


The portion of your Account Value allocated to the Separate Account will go up or down depending upon the investment performance of the Investment Portfolio(s) you choose. In order to keep track of this portion of your Account Value, we use a unit of measure we call an ACCUMULATION UNIT. (An Accumulation Unit works like a share of a mutual fund.)


Every Business Day as of the close of the New York Stock Exchange (generally 4:00 p.m. Eastern Time), we determine the value of an Accumulation Unit for each of the Investment Portfolios by multiplying the Accumulation Unit value for the immediately preceding Business Day by a factor for the current Business Day. The factor is determined by:


1) dividing the net asset value per share of the Investment Portfolio at the end of the current Business Day, plus any dividend or capital gains per share declared on behalf of the Investment Portfolio as of that day, by the net asset value per share of the Investment Portfolio for the previous Business Day, and


2) multiplying it by one minus the Separate Account product charges (including any rider charge for the Annual Step-Up Death Benefit) for each day since the last Business Day and any charges for taxes.


The value of an Accumulation Unit may go up or down from day to day.


When you make a Purchase Payment, we credit your contract with Accumulation Units. The number of Accumulation Units credited is determined by dividing the amount of the Purchase Payment allocated to an Investment Portfolio by the value of the Accumulation Unit for that Investment Portfolio.


Purchase Payments and transfer requests are credited to a contract on the basis of the Accumulation Unit value next determined after receipt of a Purchase Payment or transfer request. Purchase Payments or transfer requests received before the close of the New York Stock Exchange will be credited to your
------
contract that day, after the New York Stock Exchange closes. Purchase Payments or transfer requests received after the close of the New York Stock Exchange,
                              -----
or on a day when the New York Stock Exchange is not open, will be treated as received on the next day the New York Stock Exchange is open (the next Business
Day).


EXAMPLE:



   On Monday we receive an additional Purchase Payment of $5,000 from you before 4:00 p.m. Eastern Time. You have told us you want this to go to the Invesco Mid Cap Value Portfolio. When the New York Stock Exchange closes on that Monday, we determine that the value of an Accumulation Unit for the Invesco Mid Cap Value Portfolio is $13.90. We then divide $5,000 by $13.90 and credit your contract on Monday night with 359.71 Accumulation Units for the Invesco Mid Cap Value Portfolio.



ACCOUNT VALUE


ACCOUNT VALUE is equal to the sum of your interests in the Investment Portfolios, the Fixed Account, and the EDCA account. Your interest in each Investment Portfolio is determined by multiplying the number of Accumulation Units for that portfolio by the value of the Accumulation Unit.


REPLACEMENT OF CONTRACTS


EXCHANGE PROGRAMS. From time to time we may offer programs under which certain fixed or variable annuity contracts previously issued by us or one of our affiliates may be exchanged for the contracts offered by this prospectus. Currently, with respect to exchanges from certain of our variable annuity contracts to this contract, an existing contract is eligible for exchange if a withdrawal from, or surrender of, the contract would not trigger a withdrawal charge. The Account Value of this contract attributable to the exchanged assets will not be subject to any withdrawal charge or be eligible for the Enhanced Dollar Cost Averaging program or the Three Month Market Entry Program (see "Investment Options - Dollar Cost Averaging Programs"). Any additional Purchase Payments contributed to the new contract will be subject to all fees and charges, including the withdrawal charge described in this prospectus. You should carefully consider whether an exchange is appropriate for you by comparing the death benefits, living benefits, and other guarantees provided by the contract you currently own to the benefits and guarantees that would be provided by the new contract offered by this prospectus. Then, you should compare the fees and charges (for example, the death benefit charges, the living benefit charges, and the mortality and expense charge) of your current contract to the fees and charges of the new contract, which may be higher than your current contract. The programs we offer will be made available on terms and conditions determined by us, and any such programs will comply with applicable law. We believe the exchanges will be tax-free for federal income tax purposes; however, you should consult your tax adviser before making any such exchange.


OTHER EXCHANGES. Generally you can exchange one variable annuity contract for another in a tax-free exchange under Section 1035 of the Internal Revenue Code. Before making an exchange, you should compare both annuities carefully. If you exchange another annuity for the one described in this prospectus, unless the exchange occurs under one of our exchange programs as described above, you might have to pay a surrender charge on your old annuity, and there will be a new surrender charge period for this contract. Other charges may be higher (or lower) and the benefits may be different. Also, because we will not issue the contract until we have received the initial premium from your existing insurance company, the issuance of the contract may be delayed. Generally, it is not advisable to purchase a contract as a replacement for an existing variable annuity contract. Before you exchange another annuity for our contract, ask your registered representative whether the exchange would be advantageous, given the contract features, benefits and charges.


3. INVESTMENT OPTIONS


The contract offers 63 INVESTMENT PORTFOLIOS, which are listed below. Additional Investment Portfolios may be available in the future.



YOU SHOULD READ THE PROSPECTUSES FOR THESE FUNDS CAREFULLY. YOU CAN OBTAIN COPIES OF THE FUND PROSPECTUSES BY CALLING OR WRITING TO US AT: FIRST METLIFE INVESTORS INSURANCE COMPANY, ANNUITY SERVICE CENTER, P.O. BOX 10366, DES MOINES, IOWA 50306-0366, (800) 343-8496. YOU CAN ALSO OBTAIN INFORMATION ABOUT THE FUNDS (INCLUDING A COPY OF THE STATEMENT OF ADDITIONAL INFORMATION) BY ACCESSING THE SECURITIES AND EXCHANGE COMMISSION'S WEBSITE AT HTTP://WWW.SEC.GOV. APPENDIX B CONTAINS A SUMMARY OF ADVISERS, SUBADVISERS, AND INVESTMENT OBJECTIVES FOR EACH INVESTMENT PORTFOLIO.


The investment objectives and policies of certain of the Investment Portfolios may be similar to the investment objectives and policies of other mutual funds that certain of the portfolios' investment advisers manage. Although the objectives and policies may be similar, the investment results of the Investment Portfolios may be higher or lower than the results of such other mutual funds. The investment advisers cannot guarantee, and make no representation, that the investment results of similar funds will be comparable even though the funds may have the same investment advisers.


Shares of the Investment Portfolios may be offered to insurance company Separate Accounts of both variable annuity and variable life insurance contracts and to qualified plans. Due to differences in tax treatment and other considerations, the interests of various Owners participating in, and the interests of qualified plans investing in the Investment Portfolios may conflict. The Investment Portfolios will monitor events in order to identify the existence of any material irreconcilable conflicts and determine what action, if any, should be taken in response to any such conflict.


CERTAIN PAYMENTS WE RECEIVE WITH REGARD TO THE INVESTMENT PORTFOLIOS. An investment adviser (other than our affiliate MetLife Advisers, LLC) or subadviser of an Investment Portfolio, or its affiliates, may make payments to us and/or certain of our affiliates. These payments may be used for a variety of purposes, including payment of expenses for certain administrative, marketing, and support services with respect to the contracts and, in our role as an intermediary, with respect to the Investment Portfolios. We and our affiliates may profit from these payments. These payments may be derived, in whole or in part, from the advisory fee deducted from Investment Portfolio assets. Contract Owners, through their indirect investment in the Investment Portfolios, bear the costs of these advisory fees (see the Investment Portfolios' prospectuses for more information). The amount of the payments we receive is based on a percentage of assets of the Investment Portfolios attributable to the contracts and certain other variable insurance products that we and our affiliates issue. These percentages differ and some advisers or subadvisers (or their affiliates) may pay us more than others. These percentages currently range up to 0.50%.


Additionally, an investment adviser (other than our affiliate MetLife Advisers, LLC) or subadviser of an Investment Portfolio or its affiliates may provide us with wholesaling services that assist in the distribution of the contracts and may pay us and/or certain of our affiliates amounts to participate in sales meetings. These amounts may be significant and may provide the adviser or subadviser (or its affiliate) with increased access to persons involved in the distribution of the contracts.


We and/or certain of our affiliated insurance companies have joint ownership interests in our affiliated investment adviser, MetLife Advisers, LLC, which is formed as a "limited liability company." Our ownership interests in MetLife Advisers, LLC entitle us to profit distributions if the adviser makes a profit with respect to the advisory fees it receives from the Investment Portfolios. We will benefit accordingly from assets allocated to the Investment Portfolios to the extent they result in profits to the adviser. (See "Fee Tables and Examples - Investment Portfolio Expenses" for information on the management fees paid by the Investment Portfolios and the Statement of Additional Information for the Investment Portfolios for information on the management fees paid by the adviser to the subadvisers.)


Certain Investment Portfolios have adopted a Distribution Plan under Rule 12b-1 of the Investment Company Act of 1940. An Investment Portfolio's 12b-1 Plan, if any, is described in more detail in the Investment Portfolio's prospectus. (See "Fee Tables and Examples - Investment Portfolio Expenses" and "Distributor.") Any payments we receive pursuant to those 12b-1 Plans are paid to us or our distributor. Payments under an Investment Portfolio's 12b-1 Plan decrease the Investment Portfolio's investment return.



We select the Investment Portfolios offered through this contract based on a number of criteria, including asset class coverage, the strength of the adviser's or subadviser's reputation and tenure, brand recognition, performance, and the capability and qualification of each investment firm. Another factor we consider during the selection process is whether the Investment Portfolio's adviser or subadviser is one of our affiliates or whether the Investment Portfolio, its adviser, its subadviser(s), or an affiliate will make payments to us or our affiliates. In this regard, the profit distributions we receive from our affiliated investment adviser are a component of the total revenue that we consider in configuring the features and investment choices available in the variable insurance products that we and our affiliated insurance companies issue. Since we and our affiliated insurance companies may benefit more from the allocation of assets to portfolios advised by our affiliates than to those that are not, we may be more inclined to offer portfolios advised by our affiliates in the variable insurance products we issue. We review the Investment Portfolios periodically and may remove an Investment Portfolio or limit its availability to new Purchase Payments and/or transfers of Account Value if we determine that the Investment Portfolio no longer meets one or more of the selection criteria, and/or if the Investment Portfolio has not attracted significant allocations from contract Owners. In some cases, we have included Investment Portfolios based on recommendations made by selling firms. These selling firms may receive payments from the Investment Portfolios they recommend and may benefit accordingly from the allocation of Account Value to such Investment Portfolios.



WE DO NOT PROVIDE ANY INVESTMENT ADVICE AND DO NOT RECOMMEND OR ENDORSE ANY PARTICULAR INVESTMENT PORTFOLIO. YOU BEAR THE RISK OF ANY DECLINE IN THE ACCOUNT VALUE OF YOUR CONTRACT RESULTING FROM THE PERFORMANCE OF THE INVESTMENT PORTFOLIOS YOU HAVE CHOSEN.


We make certain payments to American Funds Distributors, Inc., principal underwriter for the American

Funds Insurance Series (Reg. TM). (See "Other Information - Distributor.")


MET INVESTORS SERIES TRUST - GMIB MAX PORTFOLIOS (CLASS B)

Met Investors Series Trust is a mutual fund with multiple portfolios. MetLife Advisers, LLC (MetLife Advisers), an affiliate of First MetLife Investors, is the investment manager of Met Investors Series Trust. MetLife Advisers has engaged subadvisers to provide investment advice for the individual Investment Portfolios. (See Appendix B for the names of the subadvisers.) The following Class B portfolios are available under the contract. If you elect the GMIB Max I rider, you must allocate your Purchase Payments and Account Value among these Investment Portfolios and the Investment Portfolio listed below under "Metropolitan Series Fund - GMIB Max Portfolio." (See "Purchase - Investment Allocation Restrictions for Certain Riders.") These Investment Portfolios are also available for investment if you do not elect the GMIB Max I rider.


     AllianceBernstein Global Dynamic Allocation Portfolio

     Allianz Global Investors Dynamic Multi-Asset Plus Portfolio

     AQR Global Risk Balanced Portfolio
     BlackRock Global Tactical Strategies Portfolio
     Invesco Balanced-Risk Allocation Portfolio
     JPMorgan Global Active Allocation Portfolio
     MetLife Balanced Plus Portfolio
     MetLife Multi-Index Targeted Risk Portfolio

     PanAgora Global Diversified Risk Portfolio

     Pyramis (Reg. TM) Government Income Portfolio
     Pyramis (Reg. TM) Managed Risk Portfolio
     Schroders Global Multi-Asset Portfolio



METROPOLITAN SERIES FUND - GMIB MAX PORTFOLIO (CLASS G)


Metropolitan Series Fund is a mutual fund with multiple portfolios. MetLife Advisers is the investment adviser to the portfolios. MetLife Advisers has engaged subadvisers to provide investment advice for the individual Investment Portfolios. (See Appendix B for the names of the subadvisers.) The following Class G portfolio is available under the contract. If you elect the GMIB Max I rider, you must allocate your Purchase Payments and Account Value among this Investment Portfolio and the Investment Portfolios listed above under "Met Investors Series Trust - GMIB Max Portfolios." (See "Purchase - Investment Allocation Restrictions for Certain Riders.") This Investment Portfolio is also available for investment if you do not elect the GMIB Max I rider.

     Barclays Aggregate Bond Index Portfolio




MET INVESTORS SERIES TRUST

In addition to the portfolios listed above under "Met Investors Series Trust - GMIB Max Portfolios," the following Class B or, as noted, Class C or Class E portfolios are available under the contract:


     American Funds (Reg. TM) Growth Portfolio (Class C)
     BlackRock High Yield Portfolio
     Clarion Global Real Estate Portfolio

     ClearBridge Aggressive Growth Portfolio

     Goldman Sachs Mid Cap Value Portfolio
     Harris Oakmark International Portfolio

     Invesco Comstock Portfolio
     Invesco Mid Cap Value Portfolio (formerly Lord Abbett Mid Cap Value Portfolio)
     Invesco Small Cap Growth Portfolio
     JPMorgan Core Bond Portfolio

     Loomis Sayles Global Markets Portfolio

     Lord Abbett Bond Debenture Portfolio

     Met/Eaton Vance Floating Rate Portfolio
     Met/Franklin Low Duration Total Return Portfolio
     Met/Templeton International Bond Portfolio*
     MFS (Reg. TM) Emerging Markets Equity Portfolio
     MFS (Reg. TM) Research International Portfolio
     PIMCO Inflation Protected Bond Portfolio
     PIMCO Total Return Portfolio
     Pioneer Fund Portfolio
     Pioneer Strategic Income Portfolio (Class E)
     T. Rowe Price Large Cap Value Portfolio
     T. Rowe Price Mid Cap Growth Portfolio
     Third Avenue Small Cap Value Portfolio


* This portfolio is only available for investment if certain optional riders are elected. (See "Purchase - Investment Allocation Restrictions for GMIB Plus III, GMIB Plus I, and Lifetime Withdrawal Guarantee II.")



METROPOLITAN SERIES FUND


In addition to the portfolio listed above under "Metropolitan Series Fund - GMIB Max Portfolio," the following portfolios are available under the contract:



     Baillie Gifford International Stock Portfolio (Class B)
     BlackRock Money Market Portfolio (Class B)

     Frontier Mid Cap Growth Portfolio (Class B)

     Jennison Growth Portfolio (Class B)
     Met/Artisan Mid Cap Value Portfolio (Class B)
     Met/Dimensional International Small Company Portfolio (Class B)



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     MetLife Mid Cap Stock Index Portfolio (Class G)
     MetLife Stock Index Portfolio (Class B)
     MFS (Reg. TM) Value Portfolio (Class B)
     MSCI EAFE (Reg. TM) Index Portfolio (Class G)
     Neuberger Berman Genesis Portfolio (Class B)
     Russell 2000 (Reg. TM) Index Portfolio (Class G)
     T. Rowe Price Large Cap Growth Portfolio (Class B)
     Van Eck Global Natural Resources Portfolio (Class B)*
     Western Asset Management U.S. Government Portfolio (Class B)

     WMC Core Equity Opportunities Portfolio (Class E) (formerly Davis Venture Value Portfolio)



* This portfolio is only available for investment if certain optional riders are elected. (See "Purchase - Investment Allocation Restrictions for GMIB Plus III, GMIB Plus I, and Lifetime Withdrawal Guarantee II.")



MET INVESTORS SERIES TRUST - ASSET ALLOCATION PORTFOLIOS


In addition to the portfolios listed above under Met Investors Series Trust, the following portfolios are available under the contract:



     American Funds (Reg. TM) Moderate Allocation Portfolio (Class C) American Funds (Reg. TM) Balanced Allocation Portfolio (Class C) American Funds (Reg. TM) Growth Allocation Portfolio (Class C)

     MetLife Asset Allocation 100 Portfolio (Class B) (formerly MetLife Aggressive Strategy Portfolio)
     SSgA Growth and Income ETF Portfolio (Class B)
     SSgA Growth ETF Portfolio (Class B)



METROPOLITAN SERIES FUND - ASSET ALLOCATION PORTFOLIOS (CLASS B)

In addition to the portfolios listed above under Metropolitan Series Fund, the following Class B portfolios are available under the contract:


     MetLife Asset Allocation 20 Portfolio
     MetLife Asset Allocation 40 Portfolio
     MetLife Asset Allocation 60 Portfolio
     MetLife Asset Allocation 80 Portfolio



INVESTMENT PORTFOLIOS THAT ARE FUNDS-OF-FUNDS


The following Investment Portfolios available within Met Investors Series Trust are "funds of funds":


     American Funds (Reg. TM) Balanced Allocation Portfolio
     American Funds (Reg. TM) Growth Allocation Portfolio
     American Funds (Reg. TM) Moderate Allocation Portfolio
     BlackRock Global Tactical Strategies Portfolio

     MetLife Asset Allocation 20 Portfolio
     MetLife Asset Allocation 40 Portfolio
     MetLife Asset Allocation 60 Portfolio
     MetLife Asset Allocation 80 Portfolio
     MetLife Asset Allocation 100 Portfolio
     MetLife Balanced Plus Portfolio

     MetLife Multi-Index Targeted Risk Portfolio
     Pyramis (Reg. TM) Managed Risk Portfolio
     SSgA Growth and Income ETF Portfolio
     SSgA Growth ETF Portfolio


"Fund of funds" Investment Portfolios invest substantially all of their assets in other portfolios or, with respect to the SSgA Growth and Income ETF Portfolio and the SSgA Growth ETF Portfolio, other exchange-traded funds ("Underlying ETFs"). Therefore, each of these Investment Portfolios will bear its pro rata share of the fees and expenses incurred by the underlying portfolios or Underlying ETFs in which it invests in addition to its own management fees and expenses. This will reduce the investment return of each of the fund of funds Investment Portfolios. The expense levels will vary over time, depending on the mix of underlying portfolios or Underlying ETFs in which the fund of funds Investment Portfolio invests. Contract Owners may be able to realize lower aggregate expenses by investing directly in the underlying portfolios and Underlying ETFs instead of investing in the fund of funds Investment Portfolios, if such underlying portfolios or Underlying ETFs are available under the contract. However, no Underlying ETFs and only some of the underlying portfolios are available under the contract.


TRANSFERS


GENERAL. You can transfer a portion of your Account Value among the Fixed Account (for contracts issued prior to May 1, 2003) and the Investment Portfolios. The contract provides that you can make a maximum of 12 transfers every year and that each transfer is made without charge. We measure a year from the anniversary of the day we issued your contract. We currently allow unlimited transfers but reserve the right to limit this in the future. We may also limit transfers in circumstances of frequent or large transfers, or other transfers we determine are or would be to the disadvantage of other contract Owners. (See "Restrictions on Frequent Transfers" and "Restrictions on Large Transfers" below.) We are not currently charging a transfer fee, but we reserve the right to charge such a fee in the future. If such a charge were to be imposed, it would be $25 for each transfer over 12 in a year. The transfer fee will be deducted from the Investment Portfolio or Fixed Account from which the transfer is



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made. However, if the entire interest in an account is being transferred, the transfer fee will be deducted from the amount which is transferred.


You can make a transfer to or from any Investment Portfolio or the Fixed Account, subject to the limitations below. All transfers made on the same Business Day will be treated as one transfer. Transfers received before the close of trading on the New York Stock Exchange will take effect as of the end of the Business Day. The following apply to any transfer:


o Your request for transfer must clearly state which Investment Portfolio(s) or the Fixed Account are involved in the transfer.


o  Your request for transfer must clearly state how much the transfer is for.


o The minimum amount you can transfer is $500 from an Investment Portfolio, or your entire interest in the Investment Portfolio, if less (this does not apply to pre-scheduled transfer programs).


o The minimum amount that may be transferred from the Fixed Account is $500, or your entire interest in the Fixed Account. Transfers out of the Fixed Account during the Accumulation Phase are limited to the greater of: (a) 25% of the Fixed Account value at the beginning of the Contract Year, or
     (b) the amount transferred out of the Fixed Account in the prior contract year. Currently we are not imposing these restrictions on transfers out of the Fixed Account, but we have the right to reimpose them at any time. You should be aware that, if transfer restrictions are imposed, it may take a while (even if you make no additional Purchase Payments or transfers into the Fixed Account) to make a complete transfer of your Account Value from the Fixed Account. When deciding whether to invest in the Fixed Account it is important to consider whether the transfer restrictions fit your risk tolerance and time horizon.


o You may not make a transfer to more than 18 Investment Portfolios (including the Fixed Account) at any time if the request is made by telephone to our voice response system or by Internet. A request to transfer to more than 18 Investment Portfolios (including the Fixed Account) may be made by calling or writing our Annuity Service Center.


o If you have elected to add the GMIB Max I, GMIB Plus III, GMIB Plus I, Lifetime Withdrawal Guarantee II, or Lifetime Withdrawal Guarantee I rider to your contract, you may only make transfers between certain Investment Portfolios. Please refer to "Purchase-Investment Allocation Restrictions for Certain Riders" for more information.



o If you have elected to add the Guaranteed Minimum Accumulation Benefit rider to your contract, you may not transfer out of the Investment Portfolio you chose at issue until the rider terminates. Please refer to the section "Living Benefits-Guaranteed Minimum Accumulation Benefit."



During the Accumulation Phase, to the extent permitted by applicable law, during times of drastic economic or market conditions, we may suspend the transfer privilege temporarily without notice and treat transfer requests based on their separate components (a redemption order with simultaneous request for purchase of another Investment Portfolio). In such a case, the redemption order would be processed at the source Investment Portfolio's next determined Accumulation Unit value. However, the purchase of the new Investment Portfolio would be effective at the next determined Accumulation Unit value for the new Investment Portfolio only after we receive the proceeds from the source Investment Portfolio, or we otherwise receive cash on behalf of the source Investment Portfolio.


For transfers during the Accumulation Phase, we have reserved the right to restrict transfers to the Fixed Account if any one of the following conditions exist:


o the credited interest rate on the fixed account is equal to the guaranteed minimum rate; or


o your Account Value in the fixed account equals or exceeds our published maximum for fixed account allocation (currently, there is no limit); or


o  a transfer was made out of the fixed account within the previous 180 days.


During the Income Phase, you cannot make transfers from a fixed Annuity Payment option to the Investment Portfolios. You can, however, make transfers during the Income Phase from the Investment Portfolios to a fixed Annuity Payment option and among the Investment Portfolios.


TRANSFERS BY TELEPHONE OR OTHER MEANS. You may elect to make transfers by telephone, Internet or other means acceptable to us. To elect this option, you must first



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provide us with a notice or agreement in a form that we may require. If you own the contract with a Joint Owner, unless we are instructed otherwise, we will accept instructions from either you or the other Owner. (See "Other Information
- Requests and Elections.")


All transfers made on the same day will be treated as one transfer. A transfer will be made as of the end of the Business Day when we receive a notice containing all the required information necessary to process the request. We will consider telephone and Internet requests received after the close of the New York Stock Exchange (generally 4:00 p.m. Eastern Time), or on a day when the New York Stock Exchange is not open, to be received on the next day the New York Stock Exchange is open (the next Business Day).


PRE-SCHEDULED TRANSFER PROGRAM. There are certain programs that involve transfers that are pre-scheduled. When a transfer is made as a result of such a program, we do not count the transfer in determining the applicability of any transfer fee and certain minimums do not apply. The current pre-scheduled transfers are made in conjunction with the following: Dollar Cost Averaging, Three Month Market Entry and Automatic Rebalancing Programs.


RESTRICTIONS ON FREQUENT TRANSFERS. Frequent requests from contract Owners to transfer Account Value may dilute the value of an Investment Portfolio's shares if the frequent trading involves an attempt to take advantage of pricing inefficiencies created by a lag between a change in the value of the securities held by the portfolio and the reflection of that change in the portfolio's share price ("arbitrage trading"). Frequent transfers involving arbitrage trading may adversely affect the long-term performance of the Investment Portfolios, which may in turn adversely affect contract Owners and other persons who may have an interest in the contracts (E.G., Annuitants and Beneficiaries).



We have policies and procedures that attempt to detect and deter frequent transfers in situations where we determine there is a potential for arbitrage trading. Currently, we believe that such situations may be presented in the international, small-cap, and high-yield Investment Portfolios (i.e., Baillie Gifford International Stock Portfolio, BlackRock High Yield Portfolio, Clarion Global Real Estate Portfolio, Harris Oakmark International Portfolio, Invesco Small Cap Growth Portfolio, Loomis Sayles Global Markets Portfolio, Lord Abbett Bond Debenture Portfolio, Met/Dimensional International Small Company Portfolio, Met/Eaton Vance Floating Rate Portfolio, Met/Templeton International Bond Portfolio, MFS (Reg. TM) Emerging Markets Equity Portfolio, MFS (Reg. TM) Research International Portfolio, MSCI EAFE (Reg. TM) Index Portfolio, Neuberger Berman Genesis Portfolio, Pioneer Strategic Income Portfolio, Russell 2000 (Reg. TM) Index Portfolio, Third Avenue Small Cap Value Portfolio, and Van Eck Global Natural Resources Portfolio), and we monitor transfer activity in those portfolios (the "Monitored Portfolios"). We employ various means to monitor transfer activity, such as examining the frequency and size of transfers into and out of the Monitored Portfolios within given periods of time. For example, we currently monitor transfer activity to determine if, for each category of international, small-cap, and high-yield portfolios, in a 12-month period there were: (1) six or more transfers involving the given category; (2) cumulative gross transfers involving the given category that exceed the current Account Value; and (3) two or more "round-trips" involving the given category. A round-trip generally is defined as a transfer in followed by a transfer out within the next seven calendar days or a transfer out followed by a transfer in within the next seven calendar days, in either case subject to certain other criteria. WE DO NOT BELIEVE THAT OTHER INVESTMENT PORTFOLIOS PRESENT A SIGNIFICANT OPPORTUNITY TO ENGAGE IN ARBITRAGE TRADING AND THEREFORE DO NOT MONITOR TRANSFER ACTIVITY IN THOSE PORTFOLIOS. We may change the Monitored Portfolios at any time without notice in our sole discretion.


Our policies and procedures may result in transfer restrictions being applied to deter frequent transfers. Currently, when we detect transfer activity in the Monitored Portfolios that exceeds our current transfer limits, we require future transfer requests to or from any Monitored Portfolios under that contract to be submitted with an original signature. A first occurrence will result in the imposition of this restriction for a six month period; a second occurrence will result in the permanent imposition of the restriction. Transfers made under a Dollar Cost Averaging Program, a rebalancing program or, if applicable, any asset allocation program described in this prospectus are not treated as transfers when we monitor the frequency of transfers.



The detection and deterrence of harmful transfer activity involves judgments that are inherently subjective, such as the decision to monitor only those Investment Portfolios that we believe are susceptible to arbitrage trading or the determination of the transfer limits. Our ability to detect



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


and/or restrict such transfer activity may be limited by operational and technological systems, as well as our ability to predict strategies employed by Owners to avoid such detection. Our ability to restrict such transfer activity also may be limited by provisions of the contract. Accordingly, there is no assurance that we will prevent all transfer activity that may adversely affect Owners and other persons with interests in the contracts. We do not accommodate frequent transfers in any Investment Portfolio and there are no arrangements in place to permit any contract Owner to engage in frequent transfers; we apply our policies and procedures without exception, waiver, or special arrangement.


The Investment Portfolios may have adopted their own policies and procedures with respect to frequent transfers in their respective shares, and we reserve the right to enforce these policies and procedures. For example, Investment Portfolios may assess a redemption fee (which we reserve the right to collect) on shares held for a relatively short period. The prospectuses for the Investment Portfolios describe any such policies and procedures, which may be more or less restrictive than the policies and procedures we have adopted. Although we may not have the contractual authority or the operational capacity to apply the frequent transfer policies and procedures of the Investment Portfolios, we have entered into a written agreement, as required by SEC regulation, with each Investment Portfolio or its principal underwriter that obligates us to provide to the Investment Portfolio promptly upon request certain information about the trading activity of individual contract Owners, and to execute instructions from the Investment Portfolio to restrict or prohibit further purchases or transfers by specific contract Owners who violate the frequent transfer policies established by the Investment Portfolio.


In addition, contract Owners and other persons with interests in the contracts should be aware that the purchase and redemption orders received by the Investment Portfolios generally are "omnibus" orders from intermediaries, such as retirement plans or separate accounts funding variable insurance contracts. The omnibus orders reflect the aggregation and netting of multiple orders from individual Owners of variable insurance contracts and/or individual retirement plan participants. The omnibus nature of these orders may limit the Investment Portfolios in their ability to apply their frequent transfer policies and procedures. In addition, the other insurance companies and/or retirement plans may have different policies and procedures or may not have any such policies and procedures because of contractual limitations. For these reasons, we cannot guarantee that the Investment Portfolios (and thus contract Owners) will not be harmed by transfer activity relating to other insurance companies and/or retirement plans that may invest in the Investment Portfolios. If an Investment Portfolio believes that an omnibus order reflects one or more transfer requests from contract Owners engaged in frequent trading, the Investment Portfolio may reject the entire omnibus order.


In accordance with applicable law, we reserve the right to modify or terminate the transfer privilege at any time. We also reserve the right to defer or restrict the transfer privilege at any time that we are unable to purchase or redeem shares of any of the Investment Portfolios, including any refusal or restriction on purchases or redemptions of their shares as a result of their own policies and procedures on frequent transfers (even if an entire omnibus order is rejected due to the frequent transfers of a single contract Owner). You should read the Investment Portfolio prospectuses for more details.



RESTRICTIONS ON LARGE TRANSFERS. Large transfers may increase brokerage and administrative costs of the Investment Portfolios and may disrupt portfolio management strategy, requiring an Investment Portfolio to maintain a high cash position and possibly resulting in lost investment opportunities and forced liquidations. We do not monitor for large transfers to or from Investment Portfolios except where the portfolio manager of a particular Investment Portfolio has brought large transfer activity to our attention for investigation on a case-by-case basis. For example, some portfolio managers have asked us to monitor for "block transfers" where transfer requests have been submitted on behalf of multiple contract Owners by a third party such as an investment adviser. When we detect such large trades, we may impose restrictions similar to those described above where future transfer requests from that third party must be submitted in writing with an original signature. A first occurrence will result in the imposition of this restriction for a six-month period; a second occurrence will result in the permanent imposition of the restriction.



DOLLAR COST AVERAGING PROGRAMS


We offer two dollar cost averaging programs as described below. By allocating amounts on a regular schedule as opposed to allocating the total amount at one particular



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time, you may be less susceptible to the impact of market fluctuations. You can elect only one dollar cost averaging program at a time. The dollar cost averaging programs are available only during the Accumulation Phase.


If you make an additional Purchase Payment while a Dollar Cost Averaging (DCA) or Enhanced Dollar Cost Averaging (EDCA) program is in effect, we will not allocate the additional payment to the DCA or EDCA program unless you tell us to do so. Instead, unless you previously provided different allocation instructions for future Purchase Payments or provide new allocation instructions with the payment, we will allocate the additional Purchase Payment directly to the same destination Investment Portfolios you selected under the DCA or EDCA program. Any Purchase Payments received after the DCA or EDCA program has ended will be allocated as described in "Purchase - Allocation of Purchase Payments."


We reserve the right to modify, terminate or suspend any of the dollar cost averaging programs. There is no additional charge for participating in any of the dollar cost averaging programs. If you participate in any of the dollar cost averaging programs, the transfers made under the program are not taken into account in determining any transfer fee. We may, from time to time, offer other dollar cost averaging programs which have terms different from those described in this prospectus. We will terminate your participation in a dollar cost averaging program when we receive notification of your death.


The two dollar cost averaging programs are:


1. STANDARD DOLLAR COST AVERAGING (DCA)


This program allows you to systematically transfer a set amount each month from the Fixed Account or from a money market Investment Portfolio to any of the other available Investment Portfolio(s) you select. We provide certain exceptions from our normal Fixed Account restrictions to accommodate the Dollar Cost Averaging program. These transfers are made on a date you select or, if you do not select a date, on the date that a Purchase Payment or Account Value is allocated to the dollar cost averaging program. However, transfers will be made on the 1st day of the following month for Purchase Payments or Account Value allocated to the dollar cost averaging program on the 29th, 30th, or 31st day of a month.


If you allocate an additional Purchase Payment to your existing DCA program, the DCA transfer amount will not be increased; however, the number of months over which transfers are made is increased, unless otherwise elected in writing. You can terminate the program at any time, at which point transfers under the program will stop. This program is not available if you have selected the GMIB Max I, GMIB Plus III, GMIB Plus I, Lifetime Withdrawal Guarantee II, or GMAB rider.


2. ENHANCED DOLLAR COST AVERAGING (EDCA) PROGRAM


The Enhanced Dollar Cost Averaging (EDCA) program allows you to systematically transfer amounts from a guaranteed account option, the EDCA account in the general account, to any available Investment Portfolio(s) you select. Except as discussed below, only new Purchase Payments or portions thereof can be allocated to an EDCA account. The transfer amount will be equal to the amount allocated to the EDCA account divided by a specified number of months (currently 6 or 12 months). For example, a $12,000 allocation to a 6-month program will consist of six $2,000 transfers, and a final transfer of the interest processed separately as a seventh transfer.


When a subsequent Purchase Payment is allocated by you to your existing EDCA account, we create "buckets" within your EDCA account.


o The EDCA transfer amount will be increased by the subsequent Purchase Payment divided by the number of EDCA months (6 or 12 months as you selected) and thereby accelerates the time period over which transfers are made.


o Each allocation (bucket) resulting from a subsequent Purchase Payment will earn interest at the then current interest rate applied to new allocations to an EDCA account of the same monthly term.


o Allocations (buckets) resulting from each Purchase Payment, along with the interest credited, will be transferred on a first-in, first-out basis. Using the example above, a subsequent $6,000 allocation to a 6 month EDCA will increase the EDCA transfer amount from $2,000 to $3,000 ($2,000 plus $6,000/6). This increase will have the effect of accelerating the rate at which the 1st payment bucket is exhausted.


(See Appendix C for further examples of EDCA with multiple Purchase Payments.)


The interest rate earned in an EDCA account will be the minimum guaranteed rate, plus any additional interest which we may declare from time to time. The minimum interest rate depends on the date your contract is issued, but will not be less than 1%. The interest rate earned in an



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EDCA account is paid over time on declining amounts in the EDCA account.
Therefore, the amount of interest payments you receive will decrease as amounts are systematically transferred from the EDCA account to any Investment Portfolio, and the effective interest rate earned will therefore be less than the declared interest rate.


The first transfer we make under the EDCA program is the date your Purchase Payment is allocated to your EDCA account. Subsequent transfers will be made each month thereafter on the same day. However, transfers will be made on the 1st day of the following month for Purchase Payments allocated on the 29th, 30th, or 31st day of a month. If the selected day is not a Business Day, the transfer will be deducted from the EDCA account on the selected day but will be applied to the Investment Portfolios on the next Business Day. EDCA interest will not be credited on the transfer amount between the selected day and the next Business Day. Transfers will continue on a monthly basis until all amounts are transferred from your EDCA account. Your EDCA account will be terminated as of the last transfer.


If you decide you no longer want to participate in the EDCA program, all money remaining in your EDCA account will be transferred to the BlackRock Money Market Portfolio, unless you specify otherwise.


THREE MONTH MARKET ENTRY PROGRAM


Alternatively, you can participate in the Three Month Market Entry Program which operates in the same manner as the Enhanced Dollar Cost Averaging Program, except it is of 3 months duration.


AUTOMATIC REBALANCING PROGRAM


Once your money has been allocated to the Investment Portfolios, the performance of each portfolio may cause your allocation to shift. You can direct us to automatically rebalance your contract to return to your original percentage allocations by selecting our Automatic Rebalancing Program. You can tell us whether to rebalance monthly, quarterly, semi-annually or annually.


An automatic rebalancing program is intended to transfer Account Value from those portfolios that have increased in value to those that have declined or not increased as much in value. Over time, this method of investing may help you "buy low and sell high," although there can be no assurance that this objective will be achieved. Automatic rebalancing does not guarantee profits, nor does it assure that you will not have losses.


We will measure the rebalancing periods from the anniversary of the date we issued your contract. If a dollar cost averaging (either DCA or EDCA) program is in effect, rebalancing allocations will be based on your current DCA or EDCA allocations. If you are not participating in a dollar cost averaging program, we will make allocations based upon your current Purchase Payment allocations, unless you tell us otherwise.


The Automatic Rebalancing Program is available only during the Accumulation Phase. There is no additional charge for participating in the Automatic Rebalancing Program. If you participate in the Automatic Rebalancing Program, the transfers made under the program are not taken into account in determining any transfer fee. We will terminate your participation in the Automatic Rebalancing Program when we receive notification of your death. This program is not available if you have selected the GMAB rider.



EXAMPLE:

   Assume that you want your initial Purchase Payment split between two Investment Portfolios. You want 40% to be in the Lord Abbett Bond Debenture Portfolio and 60% to be in the ClearBridge Aggressive Growth Portfolio. Over the next 2 1/2 months the bond market does very well while the stock market performs poorly. At the end of the first quarter, the Lord Abbett Bond Debenture Portfolio now represents 50% of your holdings because of its increase in value. If you have chosen to have your holdings rebalanced quarterly, on the first day of the next quarter, we will sell some of your units in the Lord Abbett Bond Debenture Portfolio to bring its value back to 40% and use the money to buy more units in the ClearBridge Aggressive Growth Portfolio to increase those holdings to 60%.


VOTING RIGHTS


We are the legal owner of the Investment Portfolio shares. However, we believe that when an Investment Portfolio solicits proxies in conjunction with a vote of shareholders, we are required to obtain from you and other affected Owners instructions as to how to vote those shares. When we receive those instructions, we will vote all of the shares we own in proportion to those instructions. This will also include any shares that we own on our own behalf. The effect of this proportional voting is that a small number of contract Owners may control the outcome of a vote.



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Should we determine that we are no longer required to comply with the above, we will vote the shares in our own right.


SUBSTITUTION OF INVESTMENT OPTIONS


If investment in the Investment Portfolios or a particular Investment Portfolio is no longer possible, in our judgment becomes inappropriate for purposes of the contract, or for any other reason in our sole discretion, we may substitute another Investment Portfolio or Investment Portfolios without your consent. The substituted Investment Portfolio may have different fees and expenses. Substitution may be made with respect to existing investments or the investment of future Purchase Payments, or both. However, we will not make such substitution without any necessary approval of the Securities and Exchange Commission and applicable state insurance departments. Furthermore, we may close Investment Portfolios to allocation of Purchase Payments or Account Value, or both, at any time in our sole discretion.




4. EXPENSES

There are charges and other expenses associated with the contract that reduce the return on your investment in the contract. These charges and expenses are:


PRODUCT CHARGES


SEPARATE ACCOUNT PRODUCT CHARGES. Each day, we make a deduction for our Separate Account product charges (which consist of the mortality and expense charge, the administration charge and the charges related to any death benefit riders). We do this as part of our calculation of the value of the Accumulation Units and the Annuity Units (I.E., during the Accumulation Phase and the Income Phase-although death benefit charges no longer continue in the Income Phase).


MORTALITY AND EXPENSE CHARGE. We assess a daily mortality and expense charge that is equal, on an annual basis, to 1.05% of the average daily net asset value of each Investment Portfolio. For contracts issued prior to May 1, 2003, the mortality and expense charge on an annual basis is 1.15% of the average daily net asset value of each Investment Portfolio.


This charge compensates us for mortality risks we assume for the Annuity Payment and death benefit guarantees made under the contract. These guarantees include making Annuity Payments that will not change based on our actual mortality experience, and providing a guaranteed minimum death benefit under the contract. The charge also compensates us for expense risks we assume to cover contract maintenance expenses. These expenses may include issuing contracts, maintaining records, making and maintaining subaccounts available under the contract and performing accounting, regulatory compliance, and reporting functions. This charge also compensates us for costs associated with the establishment and administration of the contract, including programs like transfers and dollar cost averaging. If the mortality and expense charge is inadequate to cover the actual expenses of mortality, maintenance, and administration, we will bear the loss. If the charge exceeds the actual expenses, we will add the excess to our profit and it may be used to finance distribution expenses or for any other purpose.


ADMINISTRATION CHARGE. This charge is equal, on an annual basis, to 0.25% of the average daily net asset value of each Investment Portfolio. This charge, together with the account fee (see below), is for the expenses associated with the administration of the contract. Some of these expenses are: issuing contracts, maintaining records, providing accounting, valuation, regulatory and reporting services, as well as expenses associated with marketing, sale and distribution of the contracts.


DEATH BENEFIT RIDER CHARGE. If you select the Annual Step-Up Death Benefit rider, we will deduct a charge that compensates us for the costs and risks we assume in providing the benefit. This charge (assessed during the Accumulation Phase) is equal, on an annual basis, to 0.20% of the average daily net asset value of each Investment Portfolio.


ACCOUNT FEE


During the Accumulation Phase, every Contract Year on your contract anniversary (the anniversary of the date when your contract was issued), we will deduct $30 from your contract as an account fee for the prior Contract Year if your Account Value is less than $50,000. If you make a complete withdrawal from your contract, the full account fee will be deducted from the Account Value regardless of the amount of your Account Value. During the Accumulation Phase, the account fee is deducted pro rata from the Investment Portfolios. This charge is for administrative expenses (see above). This charge cannot be increased.


A pro rata portion of the charge will be deducted from the Account Value on the Annuity Date if this date is other than a contract anniversary. If your Account Value on the

Annuity Date is at least $50,000, then we will not deduct the account fee. After the Annuity Date, the charge will be collected monthly out of the Annuity Payment, regardless of the size of your contract.


GUARANTEED MINIMUM INCOME BENEFIT - RIDER CHARGE


We offer a Guaranteed Minimum Income Benefit (GMIB) that you can select when you purchase the contract. There are four different versions of the GMIB under this contract: GMIB Max I, GMIB Plus III, GMIB Plus I, and GMIB I.


If you select a GMIB rider, we assess a charge during the Accumulation Phase equal to a percentage of the Income Base at the time the rider charge is assessed. (See "Living Benefits - Guaranteed Income Benefits" for a description of how the Income Base is determined.) The percentage charges for each version of the GMIB rider are listed below.


The GMIB rider charge is assessed at the first contract anniversary, and then at each subsequent contract anniversary, up to and including the anniversary on or immediately preceding the date the rider is exercised.


If you: make a full withdrawal (surrender); begin to receive Annuity Payments at the Annuity Date; change the Owner or Joint Owner (or the Annuitant, if a non-natural person owns the contract); or assign the contract, a pro rata portion of the GMIB rider charge will be assessed based on the number of months from the last contract anniversary to the date of the withdrawal, the beginning of Annuity Payments, the change of Owner/Annuitant, or the assignment.


If a GMIB rider is terminated for the following reasons, no GMIB rider charge will be assessed based on the number of months from the last contract anniversary to the date the termination takes effect:


o the death of the Owner or Joint Owner (or the Annuitant, if a non-natural person owns the contract);


o because it is the 30th day following the contract anniversary prior to the Owner's 86th birthday (for GMIB I) or 91st birthday (for GMIB Max I, GMIB Plus III or GMIB Plus I); or


o the Guaranteed Principal Option is exercised (only applicable to GMIB Plus I, GMIB Plus III, and GMIB Max I).


The GMIB rider charge is deducted from your Account Value pro rata from each Investment Portfolio and the EDCA account in the ratio each portfolio/account bears to your total Account Value. We take amounts from the investment options that are part of the Separate Account by canceling Accumulation Units from the Separate Account.


For versions of the GMIB rider with an Optional Step-Up feature (GMIB Max I, GMIB Plus III, GMIB Plus I), the rider charge is assessed on the Income Base prior to any Optional Step-Up. (See "Living Benefits - Guaranteed Income Benefits" for information on Optional Step-Ups.)


We reserve the right to increase the rider charge upon an Optional Step-Up, up to a rate that does not exceed the lower of: (a) 1.50% of the Income Base (the Maximum Optional Step-Up Charge), or (b) the current rate that we would charge for the same rider available for new contract purchases at the time of the Optional Step-Up. The increased rider charge will apply after the contract anniversary on which the Optional Step-Up occurs. (See below for certain versions of the GMIB Plus I rider for which we are currently increasing the rider charge upon an Optional Step-Up on a contract anniversary occurring on July 1, 2012 or later.)


If you selected the GMIB Max I or GMIB Plus III rider, the rider charge is 1.00% of the Income Base. For contracts issued before May 1, 2011 for which the GMIB Plus III was elected, the rider charge equals 0.95% of the Income Base.


If you selected the GMIB Plus I rider with a contract issued on or before February 23, 2009, the rider charge is 0.75% of the Income Base. If you selected the GMIB Plus I rider with a contract issued on or after February 24, 2009, the rider charge is 0.95% of the Income Base. For contracts issued with the version of the GMIB Plus I rider with an annual increase rate of 6%, if your Income Base is increased due to an Optional Step-Up on a contract anniversary occurring on July 1, 2012 or later, we currently will increase the rider charge to 1.15% of the Income Base, applicable after the contract anniversary on which the Optional Step-Up occurs.


If you selected the GMIB I rider, the rider charge is 0.50% of the Income Base. For contracts issued from May 1, 2003, and prior to May 1, 2005, this charge is reduced to 0.45% of the Income Base in the event that you elect the optional Annual Step-Up Death Benefit. (See "Death Benefit.")



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


LIFETIME WITHDRAWAL GUARANTEE AND GUARANTEED WITHDRAWAL BENEFIT - RIDER CHARGE


There are two versions of the optional Lifetime Withdrawal Guarantee rider: the Lifetime Withdrawal Guarantee II rider and the Lifetime Withdrawal Guarantee I rider (collectively referred to as the Lifetime Withdrawal Guarantee riders). There are also two versions of the optional Guaranteed Withdrawal Benefit (GWB) rider: the Enhanced GWB rider and the GWB I rider (collectively referred to as the Guaranteed Withdrawal Benefit riders).


If you elect one of the Lifetime Withdrawal Guarantee riders or one of the Guaranteed Withdrawal Benefit riders, a charge is deducted from your Account Value during the Accumulation Phase on each contract anniversary. The percentage charges for each version of the LWG and GWB riders are listed below.



For the Lifetime Withdrawal Guarantee riders, the charge is a percentage of the Total Guaranteed Withdrawal Amount (see "Living Benefits - Guaranteed Withdrawal Benefits - Description of the Lifetime Withdrawal Guarantee II" and "Description of the Lifetime Withdrawal Guarantee I") on the contract anniversary, prior to taking into account any Automatic Annual Step-Up occurring on such contract anniversary. For the versions of the Lifetime Withdrawal Guarantee riders with Compounding Income Amounts, the charge is calculated after applying the Compounding Income Amount. (See ""Living Benefits
- Guaranteed Withdrawal Benefits - Description of the Lifetime Withdrawal Guarantee II" and "Description of the Lifetime Withdrawal Guarantee I" for information on Automatic Annual Step-Ups and Compounding Income Amounts.)


For the Guaranteed Withdrawal Benefit riders, the charge is a percentage of the Guaranteed Withdrawal Amount (see "Living Benefits - Guaranteed Withdrawal Benefits - Description of the Enhanced Guaranteed Withdrawal Benefit") on the contract anniversary, prior to taking into account any Optional Reset occurring on such contract anniversary. (See "Living Benefits - Guaranteed Withdrawal Benefits - Description of the Enhanced Guaranteed Withdrawal Benefit" and "Description of the Guaranteed Withdrawal Benefit I" for information on Optional Resets.)


If you: make a full withdrawal (surrender) of your Account Value; you apply all of your Account Value to an Annuity Option: there is a change in Owners, Joint Owners or Annuitants (if the Owner is a non-natural person): the contract terminates (except for a termination due to death); or (under the Lifetime Withdrawal Guarantee II rider) you assign your contract, a pro rata portion of the rider charge will be assessed based on the number of full months from the last contract anniversary to the date of the change.


If a Lifetime Withdrawal Guarantee rider or Guaranteed Withdrawal Benefit rider is terminated because of the death of the Owner, Joint Owner or Annuitants (if the Owner is a non-natural person), or if a Lifetime Withdrawal Guarantee rider or Enhanced GWB rider is cancelled pursuant to the cancellation provisions of each rider, no rider charge will be assessed based on the period from the most recent contract anniversary to the date the termination takes effect.


The Lifetime Withdrawal Guarantee and Guaranteed Withdrawal Benefit rider charges are deducted from your Account Value pro rata from each Investment Portfolio and the EDCA account in the ratio each portfolio/account bears to your total Account Value. We take amounts from the investment options that are part of the Separate Account by canceling Accumulation Units from the Separate Account.


LIFETIME WITHDRAWAL GUARANTEE RIDERS - AUTOMATIC ANNUAL STEP-UP. We reserve the right to increase the Lifetime Withdrawal Guarantee rider charge upon an Automatic Annual Step-Up. The increased rider charge will apply after the contract anniversary on which the Automatic Annual Step-Up occurs.


If an Automatic Annual Step-Up occurs under the Lifetime Withdrawal Guarantee II or Lifetime Withdrawal Guarantee I rider, we may reset the rider charge applicable beginning after the contract anniversary on which the Automatic Annual Step-Up occurs to a rate that does not exceed the lower of: (a) the Maximim Automatic Annual Step-Up Charge or (b) the current rate that we would charge for the same rider available for new contract purchases at the time of the Automatic Annual Step-Up.


o For contracts issued with the Lifetime Withdrawal Guarantee II rider on or after February 24, 2009, the Maximim Automatic Annual Step-Up Charge is 1.60% for the Single Life version and 1.80% for the Joint Life version.


o For contracts issued with the Lifetime Withdrawal Guarantee II rider on or before February 23, 2009, the

     Maximim Automatic Annual Step-Up Charge is 1.25% for the Single Life version and 1.50% for the Joint Life version.


o For contracts issued with the Lifetime Withdrawal Guarantee I rider, the Maximim Automatic Annual Step-Up Charge is 0.95% for the Single Life version and 1.40% for the Joint Life version.


(See below for certain versions of the Lifetime Withdrawal Guarantee riders for which we are currently increasing the rider charge upon an Automatic Annual Step-Up on a contract anniversary occurring on July 1, 2012 or later.)


LIFETIME WITHDRAWAL GUARANTEE RIDERS - RIDER CHARGES. For contracts issued with the Lifetime Withdrawal Guarantee II on or after February 24, 2009, the rider charge is 1.25% (Single Life version) or 1.50% (Joint Life version) of the Total Guaranteed Withdrawal Amount.


For contracts issued with the Lifetime Withdrawal Guarantee II on or before February 23, 2009, the rider charge is 0.65% (Single Life version) or 0.85% (Joint Life version) of the Total Guaranteed Withdrawal Amount. If your Total Guaranteed Withdrawal Amount is increased due to an Automatic Annual Step-Up on a contract anniversary occurring on July 1, 2012 or later, we currently will increase the rider charge for the Single Life version to 0.95% of the of the Total Guaranteed Withdrawal Amount, and we will increase the rider charge for the Joint Life version to 1.20% of the of the Total Guaranteed Withdrawal Amount, applicable after the contract anniversary on which the Automatic Annual Step-Up occurs.


The rider charge for the Lifetime Withdrawal Guarantee I is 0.50% (Single Life version) or 0.70% (Joint Life version) of the Total Guaranteed Withdrawal Amount. If your Total Guaranteed Withdrawal Amount is increased due to an Automatic Annual Step-Up on a contract anniversary occurring on July 1, 2012 or later, we currently will increase the rider charge for the Single Life version to 0.80% of the of the Total Guaranteed Withdrawal Amount, and we will increase the rider charge for the Joint Life version to 1.05% of the of the Total Guaranteed Withdrawal Amount, applicable after the contract anniversary on which the Automatic Annual Step-Up occurs.


GUARANTEED WITHDRAWAL BENEFIT RIDERS - OPTIONAL RESET. We reserve the right to increase the Guaranteed Withdrawal Benefit rider charge upon an Optional Reset. The increased rider charge will apply after the contract anniversary on which the Optional Reset occurs.


o If an Optional Reset occurs under a contract issued with the Enhanced GWB rider on or after July 16, 2007, we may reset the rider charge applicable beginning after the contract anniversary on which the Optional Reset occurs to the rate that would be applicable to current contract purchases of the same rider at the time of the Optional Reset, but to no more than a maximum of 1.00% of the Guaranteed Withdrawal Amount.


o If an Optional Reset occurs under a contract issued with the Enhanced GWB rider on or before July 13, 2007, we may reset the rider charge applicable beginning after the contract anniversary on which the Optional Reset occurs to the rate that would be applicable to current contract purchases of the same rider at the time of the Optional Reset, but to no more than a maximum of 0.95% of the Guaranteed Withdrawal Amount.


o If an Optional Reset occurs under a contract with the GWB I rider, we may reset the rider charge applicable beginning after the contract anniversary on which the Optional Reset occurs to the rate that would be applicable to current contract purchases of the same rider at the time of the reset, but to no more than a maximum of 0.95% of the Guaranteed Withdrawal Amount.


GUARANTEED WITHDRAWAL BENEFIT RIDERS - RIDER CHARGES. For contracts issued with the Enhanced GWB rider on or after July 16, 2007, the rider charge is 0.55% of the Guaranteed Withdrawal Amount.


For contracts issued with the Enhanced GWB rider on or before July 13, 2007, the rider charge is 0.50% of the Guaranteed Withdrawal Amount.


The rider charge for the GWB I is 0.50% of the Guaranteed Withdrawal Amount.


GUARANTEED MINIMUM ACCUMULATION BENEFIT - RIDER CHARGE



If you elected the GMAB, a charge is deducted from your Account Value during the Accumulation Phase on each contract anniversary. The charge is equal to 0.75% of the GMAB Guaranteed Accumulation Amount (see "Living Benefits-Guaranteed Minimum Accumulation Benefit") at the end of the prior Contract Year. The GMAB rider charge is deducted from your Account Value pro rata from the Investment Portfolio and the EDCA account in the ratio each portfolio/account bears to your total Account Value. We take amounts from the investment options that are part of the Separate Account by cancelling Accumulation Units from the Separate Account. If you make a full withdrawal (surrender) of your Account Value or you apply your Account Value to an Annuity Option, we will assess a pro rata portion of the GMAB rider charge based on the number of whole months since the last contract anniversary.



WITHDRAWAL CHARGE


We impose a withdrawal charge to reimburse us for contract sales expenses, including commissions and other distribution, promotion, and acquisition expenses. During the Accumulation Phase, you can make a withdrawal from your contract (either a partial or a complete withdrawal). If the amount you withdraw is determined to include the withdrawal of any of your prior Purchase Payments, a withdrawal charge is assessed against each Purchase Payment withdrawn. To determine what portion (if any) of a withdrawal is subject to a withdrawal charge, amounts are withdrawn from your contract in the following order:


1. Earnings in your contract (earnings are equal to your Account Value, less Purchase Payments not previously withdrawn); then


2. The free withdrawal amount described below (deducted from Purchase Payments not previously withdrawn, in the order such Purchase Payments were made, with the oldest Purchase Payment first, as described below); then


3. Purchase Payments not previously withdrawn, in the order such Purchase Payments were made: the oldest Purchase Payment first, the next Purchase Payment second, etc. until all Purchase Payments have been withdrawn.


The withdrawal charge is calculated at the time of each withdrawal in accordance with the following:



Number of Complete Years from        Withdrawal Charge
Receipt of Purchase Payment       (% of Purchase Payment)
------------------------------   ------------------------
  0                                         7

  1                                         6
  2                                         6
  3                                         5
  4                                         4
  5                                         3
  6                                         2
  7 and thereafter                          0

For a partial withdrawal, the withdrawal charge is deducted from the remaining Account Value, if sufficient. If the remaining Account Value is not sufficient, the withdrawal charge is deducted from the amount withdrawn.


If the Account Value is smaller than the total of all Purchase Payments, the withdrawal charge only applies up to the Account Value.


We do not assess the withdrawal charge on any payments paid out as Annuity Payments or as death benefits, although we do assess the withdrawal charge in calculating GMIB payments, if applicable. In addition, we will not assess the withdrawal charge on required minimum distributions from Qualified Contracts in order to satisfy federal income tax rules or to avoid required federal income tax penalties. This exception only applies to amounts required to be distributed from this contract. We do not assess the withdrawal charge on earnings in your contract.


NOTE: For tax purposes, earnings from Non-Qualified Contracts are considered to come out first.


FREE WITHDRAWAL AMOUNT. The free withdrawal amount for each Contract Year after the first (there is no free withdrawal amount in the first Contract Year) is equal to 10% of your total Purchase Payments, less the total free withdrawal amount previously withdrawn in the same Contract Year. Also, we currently will not assess the withdrawal charge on amounts withdrawn during the first

Contract Year under the Systematic Withdrawal Program. Any unused free withdrawal amount in one Contract Year does not carry over to the next Contract Year.


REDUCTION OR ELIMINATION OF THE WITHDRAWAL CHARGE


GENERAL. We may elect to reduce or eliminate the amount of the withdrawal charge when the contract is sold under circumstances which reduce our sales expenses. Some examples are: if there is a large group of individuals that will be purchasing the contract, or if a prospective purchaser already had a relationship with us.


NURSING HOME OR HOSPITAL CONFINEMENT RIDER. We will not impose a withdrawal charge if, after you have owned the contract for one year, you or your Joint Owner becomes confined to a nursing home and/or hospital for at least 90 consecutive days or confined for a total of at least 90 days if there is no more than a 6-month break in confinement and the confinements are for related causes. The confinement must begin after the first contract anniversary and you must have been the Owner continuously since the contract was issued (or have become the Owner as the spousal Beneficiary who continues the contract). The confinement must be prescribed by a physician and be medically necessary. You must exercise this right no later than 90 days after you or your Joint Owner exits the nursing home or hospital. This waiver terminates on the Annuity Date. We will not accept additional payments once this waiver is used. There is no charge for this rider.


TERMINAL ILLNESS RIDER. After the first contract anniversary, we will waive the withdrawal charge if you or your Joint Owner are terminally ill and not expected to live more than 12 months; a physician certifies to your illness and life expectancy; you were not diagnosed with the terminal illness as of the date we issued your contract; and you have been the Owner continuously since the contract was issued (or have become the Owner as the spousal Beneficiary who continues the contract). This waiver terminates on the Annuity Date. We will not accept additional payments once this waiver is used. There is no charge for this rider.


For contracts issued on and after May 1, 2005, the Nursing Home or Hospital Confinement rider and the Terminal Illness rider are only available for Owners who are age 80 or younger (on the contract issue date). Additional conditions and requirements apply to the Nursing Home or Hospital Confinement rider and the Terminal Illness rider. They are specified in the rider(s) that are part of your contract.


PREMIUM AND OTHER TAXES


We reserve the right to deduct from Purchase Payments, account balances, withdrawals, death benefits or income payments any taxes relating to the contracts (including, but not limited to, premium taxes) paid by us to any government entity. Examples of these taxes include, but are not limited to, premium tax, generation-skipping transfer tax or a similar excise tax under federal or state tax law which is imposed on payments we make to certain persons and income tax withholdings on withdrawals and income payments to the extent required by law. New York does not currently assess premium taxes on Purchase Payments you make. We will, at our sole discretion, determine when taxes relate to the contracts. We may, at our sole discretion, pay taxes when due and deduct that amount from the account balance at a later date. Payment at an earlier date does not waive any right we may have to deduct amounts at a later date. It is our current practice not to charge premium taxes until Annuity Payments begin.


TRANSFER FEE


We currently allow unlimited transfers without charge during the Accumulation Phase. However, we have reserved the right to limit the number of transfers to a maximum of 12 per year without charge and to charge a transfer fee of $25 for each transfer greater than 12 in any year. We are currently waiving the transfer fee, but reserve the right to charge it in the future. The transfer fee is deducted from the Investment Portfolio or Fixed Account from which the transfer is made. However, if the entire interest in an account is being transferred, the transfer fee will be deducted from the amount which is transferred.


If the transfer is part of a pre-scheduled transfer program, it will not count in determining the transfer fee.


INCOME TAXES


We reserve the right to deduct from the contract for any income taxes which we incur because of the contract. In general, we believe under current federal income tax law, we are entitled to hold reserves with respect to the contract that offset Separate Account income. If this should change, it is possible we could incur income tax with respect to the contract, and in that event we may deduct such tax from the contract. At the present time, however, we are not incurring any such income tax or making any such deductions.


INVESTMENT PORTFOLIO EXPENSES


There are deductions from and expenses paid out of the assets of each Investment Portfolio, which are described in the fee table in this prospectus and the Investment Portfolio prospectuses. These deductions and expenses are not charges under the terms of the contract, but are represented in the share values of each Investment Portfolio.




5.  ANNUITY PAYMENTS
    (THE INCOME PHASE)

ANNUITY DATE


Under the contract you can receive regular income payments (referred to as ANNUITY PAYMENTS). You can choose the month and year in which those payments begin. We call that date the ANNUITY DATE. Your Annuity Date must be the first day of a calendar month and must be at least 30 days after we issue the contract.



When you purchase the contract, the Annuity Date will be the later of the first day of the calendar month after the Annuitant's 90th birthday or 10 years from the date your contract was issued. You can change or extend the Annuity Date at any time before the Annuity Date with 30 days prior notice to us (subject to restrictions that may apply in New York State, restrictions imposed by your selling firm and our current established administrative procedures).



PLEASE BE AWARE THAT ONCE YOUR CONTRACT IS ANNUITIZED, YOU ARE INELIGIBLE TO RECEIVE THE DEATH BENEFIT YOU HAVE SELECTED. ADDITIONALLY, IF YOU HAVE SELECTED A LIVING BENEFIT RIDER SUCH AS A GUARANTEED MINIMUM INCOME BENEFIT, A GUARANTEED WITHDRAWAL BENEFIT, OR THE GUARANTEED MINIMUM ACCUMULATION BENEFIT, ANNUITIZING YOUR CONTRACT TERMINATES THE RIDER, INCLUDING ANY DEATH BENEFIT PROVIDED BY THE RIDER AND ANY GUARANTEED PRINCIPAL ADJUSTMENT (FOR THE GMIB MAX I, GMIB PLUS, OR LIFETIME WITHDRAWAL GUARANTEE RIDERS) OR GUARANTEED ACCUMULATION PAYMENT (FOR THE GUARANTEED MINIMUM ACCUMULATION BENEFIT RIDER) THAT MAY ALSO BE PROVIDED BY THE RIDER.


ANNUITY PAYMENTS


You (unless another payee is named) will receive the Annuity Payments during the Income Phase. The Annuitant is the natural person(s) whose life we look to in the determination of Annuity Payments.


During the Income Phase, you have the same investment choices you had just before the start of the Income Phase. At the Annuity Date, you can choose whether payments will be:


o  fixed Annuity Payments, or


o  variable Annuity Payments, or


o  a combination of both.


If you don't tell us otherwise, your Annuity Payments will be based on the investment allocations that were in place just before the start of the Income Phase.


If you choose to have any portion of your Annuity Payments based on the Investment Portfolio(s), the dollar amount of your initial payment will vary and will depend upon three things:


1) the value of your contract in the Investment Portfolio(s) just before the start of the Income Phase,


2) the assumed investment return (AIR) (you select) used in the annuity table for the contract, and


3)    the Annuity Option elected.


Subsequent variable Annuity Payments will vary with the performance of the Investment Portfolios you selected. (For more information, see "Variable Annuity Payments" below.)


At the time you choose an Annuity Option, you select the AIR, which must be acceptable to us. Currently, you can select an AIR of 3% or 4%. You can change the AIR with 30 days notice to us prior to the Annuity Date. If you do not select an AIR, we will use 3%. If the actual performance exceeds the AIR, your variable Annuity Payments will increase. Similarly, if the actual investment performance is less than the AIR, your variable Annuity Payments will decrease.



Your variable Annuity Payment is based on ANNUITY UNITS. An Annuity Unit is an accounting device used to calculate the dollar amount of Annuity Payments. (For more information, see "Variable Annuity Payments" below.)


When selecting an AIR, you should keep in mind that a lower AIR will result in a lower initial variable Annuity Payment, but subsequent variable Annuity Payments will increase more rapidly or decline more slowly as changes occur in the investment experience of the Investment

Portfolios. On the other hand, a higher AIR will result in a higher initial variable Annuity Payment than a lower AIR, but later variable Annuity Payments will rise more slowly or fall more rapidly.


A transfer during the Income Phase from a variable Annuity Payment option to a fixed Annuity Payment option may result in a reduction in the amount of Annuity Payments.


If you choose to have any portion of your Annuity Payments be a fixed Annuity Payment, the dollar amount of each fixed Annuity Payment will not change, unless you make a transfer from a variable Annuity Payment option to the fixed Annuity Payment that causes the fixed Annuity Payment to increase. Please refer to the "Annuity Provisions" section of the Statement of Additional Information for more information.


Annuity Payments are made monthly (or at any frequency permitted under the contract) unless you have less than $5,000 to apply toward an Annuity Option. In that case, we may provide your Annuity Payment in a single lump sum instead of Annuity Payments. Likewise, if your Annuity Payments would be or become less than $100 a month, we have the right to change the frequency of payments so that your Annuity Payments are at least $100.


ANNUITY OPTIONS


You can choose among income plans. We call those ANNUITY OPTIONS. You can change your Annuity Option at any time before the Annuity Date with 30 days notice to us.


If you do not choose an Annuity Option, Option 2, which provides a life annuity with 10 years of guaranteed Annuity Payments, will automatically be applied.


You can choose one of the following Annuity Options or any other Annuity Option acceptable to us. After Annuity Payments begin, you cannot change the Annuity Option.


If more than one frequency is permitted under your contract, choosing less frequent payments will result in each Annuity Payment being larger. Annuity options that guarantee that payments will be made for a certain number of years regardless of whether the Annuitant or joint Annuitant are alive (such as Options 2 and 4 below) result in Annuity Payments that are smaller than Annuity Options without such a guarantee (such as Options 1 and 3 below). For Annuity Options with a designated period, choosing a shorter designated period will result in each Annuity Payment being larger.


OPTION 1. LIFE ANNUITY. Under this option, we will make Annuity Payments so long as the Annuitant is alive. We stop making Annuity Payments after the Annuitant's death. It is possible under this option to receive only one Annuity Payment if the Annuitant dies before the due date of the second payment or to receive only two Annuity Payments if the Annuitant dies before the due date of the third payment, and so on.


OPTION 2. LIFE ANNUITY WITH 10 YEARS OF ANNUITY PAYMENTS GUARANTEED. Under this option, we will make Annuity Payments so long as the Annuitant is alive. If, when the Annuitant dies, we have made Annuity Payments for less than ten years, we will then continue to make Annuity Payments to the Beneficiary for the rest of the 10 year period.


OPTION 3. JOINT AND LAST SURVIVOR ANNUITY. Under this option, we will make Annuity Payments so long as the Annuitant and a second person (joint Annuitant) are both alive. When either Annuitant dies, we will continue to make Annuity Payments, so long as the survivor continues to live. We will stop making Annuity Payments after the last survivor's death.


OPTION 4. JOINT AND LAST SURVIVOR ANNUITY WITH 10 YEARS OF ANNUITY PAYMENTS GUARANTEED. Under this option, we will make Annuity Payments so long as the Annuitant and a second person (joint Annuitant) are both alive. When either Annuitant dies, we will continue to make Annuity Payments, so long as the survivor continues to live. If, at the last death of the Annuitant and the joint Annuitant, we have made Annuity Payments for less than ten years, we will then continue to make Annuity Payments to the Beneficiary for the rest of the 10 year period.


OPTION 5. PAYMENTS FOR A DESIGNATED PERIOD. We currently offer an Annuity Option under which fixed or variable monthly Annuity Payments are made for a selected number of years as approved by us, currently not less than 10 years. This Annuity Option may be limited or withdrawn by us in our discretion.


We may require proof of age or sex of an Annuitant before making any Annuity Payments under the contract that are measured by the Annuitant's life. If the age or sex of the Annuitant has been misstated, the amount payable will be the amount that the Account Value would have provided at the correct age or sex. Once Annuity Payments have begun, any underpayments will be made up in one sum with the next Annuity Payment. Any overpayments will be deducted from future Annuity Payments until the total is repaid.



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


You may withdraw the commuted value of the payments remaining under the variable Payments for a Designated Period Annuity Option (Option 5). You may not commute the fixed Payments for a Designated Period Annuity Option or any option involving a life contingency, whether fixed or variable, prior to the death of the last surviving Annuitant. Upon the death of the last surviving Annuitant, the Beneficiary may choose to continue receiving income payments or to receive the commuted value of the remaining guaranteed payments. For variable Annuity Options, the calculation of the commuted value will be done using the AIR applicable to the contract. (See "Annuity Payments" above.) For fixed Annuity Options, the calculation of the commuted value will be done using the then current Annuity Option rates.


There may be tax consequences resulting from the election of an Annuity Payment option containing a commutation feature (I.E., an Annuity Payment option that permits the withdrawal of a commuted value). (See "Federal Income Tax Status.")



Due to underwriting, administrative or Internal Revenue Code considerations, there may be limitations on payments to the survivor under Options 3 and 4 and/or the duration of the guarantee period under Options 2, 4, and 5.


Tax rules with respect to decedent contracts may prohibit the election of Joint and Last Survivor Annuity Options (or income types) and may also prohibit payments for as long as the Owner's life in certain circumstances.


In addition to the Annuity Options described above, we may offer an additional payment option that would allow your Beneficiary to take distribution of the Account Value over a period not extending beyond his or her life expectancy. Under this option, annual distributions would not be made in the form of an annuity, but would be calculated in a manner similar to the calculation of required minimum distributions from IRAs. (See "Federal Income Tax Status.") We intend to make this payment option available to both Qualified Contracts and Non-Qualified Contracts.


In the event that you purchased the contract as a Qualified Contract, you must take distribution of the Account Value in accordance with the minimum required distribution rules set forth in applicable tax law. (See "Federal Income Tax Status.") Under certain circumstances, you may satisfy those requirements by electing an Annuity Option. You may choose any death benefit available under the contract, but certain other contract provisions and programs will not be available. Upon your death, if Annuity Payments have already begun, the death benefit would be required to be distributed to your Beneficiary at least as rapidly as under the method of distribution in effect at the time of your death.


VARIABLE ANNUITY PAYMENTS


The Adjusted Contract Value (the Account Value, less any applicable premium taxes, account fee, and any prorated rider charge) is determined on the annuity calculation date, which is a Business Day no more than five (5) Business Days before the Annuity Date. The first variable Annuity Payment will be based upon the Adjusted Contract Value, the Annuity Option elected, the Annuitant's age, the Annuitant's sex (where permitted by law), and the appropriate variable Annuity Option table. Your annuity rates will not be less than those guaranteed in your contract at the time of purchase for the assumed investment return and Annuity Option elected. If, as of the annuity calculation date, the then current variable Annuity Option rates applicable to this class of contracts provide a first Annuity Payment greater than that which is guaranteed under the same Annuity Option under this contract, the greater payment will be made.


The dollar amount of variable Annuity Payments after the first payment is determined as follows:


o The dollar amount of the first variable Annuity Payment is divided by the value of an Annuity Unit for each applicable Investment Portfolio as of the annuity calculation date. This establishes the number of Annuity Units for each payment. The number of Annuity Units for each applicable Investment Portfolio remains fixed during the annuity period, provided that transfers among the subaccounts will be made by converting the number of Annuity Units being transferred to the number of Annuity Units of the subaccount to which the transfer is made, and the number of Annuity Units will be adjusted for transfers to a fixed Annuity Option. Please see the Statement of Additional Information for details about making transfers during the Annuity Phase.


o The fixed number of Annuity Units per payment in each Investment Portfolio is multiplied by the Annuity Unit value for that Investment Portfolio for the Business Day for which the Annuity Payment is being calculated. This result is the dollar amount of the



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


     payment for each applicable Investment Portfolio, less any account fee. The account fee will be deducted pro rata out of each Annuity Payment.


o The total dollar amount of each variable Annuity Payment is the sum of all Investment Portfolio variable Annuity Payments.


ANNUITY UNIT. The initial Annuity Unit value for each Investment Portfolio of the Separate Account was set by us. The subsequent Annuity Unit value for each Investment Portfolio is determined by multiplying the Annuity Unit value for the immediately preceding Business Day by the net investment factor (see the Statement of Additional Information for a definition) for the Investment Portfolio for the current Business Day and multiplying the result by a factor for each day since the last Business Day which represents the daily equivalent of the AIR you elected.


FIXED ANNUITY PAYMENTS


The Adjusted Contract Value (defined above under "Variable Annuity Payments") on the day immediately preceding the Annuity Date will be used to determine a fixed Annuity Payment. The Annuity Payment will be based upon the Annuity Option elected, the Annuitant's age, the Annuitant's sex (where permitted by law), and the appropriate Annuity Option table. Your annuity rates will not be less than those guaranteed in your contract at the time of purchase. If, as of the annuity calculation date, the then current Annuity Option rates applicable to this class of contracts provide an Annuity Payment greater than that which is guaranteed under the same Annuity Option under this contract, the greater payment will be made. You may not make a transfer from the fixed Annuity Option to the variable Annuity Option.




6. ACCESS TO YOUR MONEY

You (or in the case of a death benefit, your Beneficiary) can have access to the money in your contract:


(1)    by making a withdrawal (either a partial or a complete withdrawal);


(2)    by electing to receive Annuity Payments; or


(3)    when a death benefit is paid to your Beneficiary.


Under most circumstances, withdrawals can only be made during the Accumulation Phase.


You may establish a withdrawal plan under which you can receive substantially equal periodic payments in order to comply with the requirements of Sections 72(q) or (t) of the Code. Premature modification or termination of such payments may result in substantial penalty taxes. (See "Federal Income Tax Status.") If you own an annuity contract with a Guaranteed Minimum Income Benefit (GMIB) rider and elect to receive distributions in accordance with substantially equal periodic payments exception, the commencement of income payments under the GMIB rider due to the complete depletion of the Account Value may be considered an impermissible modification of the payment stream under certain circumstances.


When you make a complete withdrawal, you will receive the withdrawal value of the contract. The withdrawal value of the contract is the Account Value of the contract at the end of the Business Day when we receive a written request for a withdrawal:


o  less any applicable withdrawal charge;


o  less any premium or other tax;


o  less any account fee; and


o  less any applicable pro rata GMIB, GWB or GMAB rider charge.


Unless you instruct us otherwise, any partial withdrawal will be made pro rata from the Fixed Account, the EDCA account and the Investment Portfolio(s) you selected. Under most circumstances the amount of any partial withdrawal must be for at least $500, or your entire interest in the Investment Portfolio, Fixed Account or EDCA account. We require that after a partial withdrawal is made you keep at least $2,000 in the contract. If the withdrawal would result in the Account Value being less than $2,000 after a partial withdrawal, we will treat the withdrawal request as a request for a full withdrawal.


We will pay the amount of any withdrawal from the Separate Account within seven days of when we receive the request in Good Order unless the suspension of payments or transfers provision is in effect.


We may withhold payment of withdrawal proceeds if any portion of those proceeds would be derived from a contract Owner's check that has not yet cleared (I.E., that could still be dishonored by the contract Owner's banking institution). We may use telephone, fax, Internet or other means of communication to verify that payment from the contract Owner's check has been or will be collected. We will not delay payment longer than necessary for us to



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


verify that payment has been or will be collected. Contract Owners may avoid the possibility of delay in the disbursement of proceeds coming from a check that has not yet cleared by providing us with a certified check.


How to withdraw all or part of your Account Value:


o You must submit a request to our Annuity Service Center. (See "Other Information - Requests and Elections.")


o If you would like to have the withdrawal charge waived under the Nursing Home or Hospital Confinement Rider or the Terminal Illness Rider, you must provide satisfactory evidence of confinement to a nursing home or hospital or terminal illness. (See "Expenses - Reduction or Elimination of the Withdrawal Charge.")


o You must state in your request whether you would like to apply the proceeds to a payment option (otherwise you will receive the proceeds in a lump sum and may be taxed on them).


o We have to receive your withdrawal request in our Annuity Service Center prior to the Annuity Date or Owner's death.


There are limits to the amount you can withdraw from certain qualified plans including Qualified and TSA plans. (See "Federal Income Tax Status.")


INCOME TAXES, TAX PENALTIES AND CERTAIN RESTRICTIONS MAY APPLY TO ANY WITHDRAWAL YOU MAKE.


DIVORCE. A withdrawal made pursuant to a divorce or separation instrument is subject to the same withdrawal charge provisions as described in "Expenses - Withdrawal Charge," if permissible under tax law. In addition, the withdrawal will reduce the Account Value, the death benefit, and the amount of any optional living or death benefit (including the benefit base we use to determine the guaranteed amount of the benefit). The amount withdrawn could exceed the maximum amount that can be withdrawn without causing a proportionate reduction in the benefit base used to calculate the guaranteed amount provided by an optional rider, as described in the "Living Benefits" section. The withdrawal could have a significant negative impact on the death benefit and on any optional rider benefit.


SYSTEMATIC WITHDRAWAL PROGRAM


You may elect the Systematic Withdrawal Program at any time. We do not assess a charge for this program. This program provides an automatic payment to you of up to 10% of your total Purchase Payments each year. You can receive payments monthly or quarterly, provided that each payment must amount to at least $100 (unless we consent otherwise). We reserve the right to change the required minimum systematic withdrawal amount. If the New York Stock Exchange is closed on a day when the withdrawal is to be made, we will process the withdrawal on the next Business Day. While the Systematic Withdrawal Program is in effect you can make additional withdrawals. However, such withdrawals plus the systematic withdrawals will be considered when determining the applicability of any withdrawal charge. (For a discussion of the withdrawal charge, see "Expenses" above.)


We will terminate your participation in the Systematic Withdrawal Program when we receive notification of your death.


INCOME TAXES, TAX PENALTIES AND CERTAIN RESTRICTIONS MAY APPLY TO SYSTEMATIC WITHDRAWALS.


SUSPENSION OF PAYMENTS OR TRANSFERS


We may be required to suspend or postpone payments for withdrawals or transfers for any period when:


o the New York Stock Exchange is closed (other than customary weekend and holiday closings);


o  trading on the New York Stock Exchange is restricted;


o an emergency exists, as determined by the Securities and Exchange Commission, as a result of which disposal of shares of the Investment Portfolios is not reasonably practicable or we cannot reasonably value the shares of the Investment Portfolios; or


o during any other period when the Securities and Exchange Commission, by order, so permits for the protection of Owners.



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We have reserved the right to defer payment for a withdrawal or transfer from the Fixed Account for the period permitted by law, but not for more than six months.


Federal laws designed to counter terrorism and prevent money laundering might, in certain circumstances, require us to block an Owner's ability to make certain transactions and thereby refuse to accept any requests for transfers, withdrawals, surrenders, or death benefits until instructions are received from the appropriate regulator. We may also be required to provide additional information about you and your contract to government regulators.




7. LIVING BENEFITS

OVERVIEW OF LIVING BENEFIT RIDERS


We offer a suite of optional living benefit riders that, for certain additional charges, offer protection against market risk (the risk that your investments may decline in value or underperform your expectations). Only one of these riders may be elected, and the rider must be elected at contract issue. These optional riders are described briefly below. Please see the more detailed description that follows for important information on the costs, restrictions and availability of each optional rider. We currently offer two types of living benefit riders - guaranteed income benefits and guaranteed withdrawal benefits:


Guaranteed Income Benefits
--------------------------


o  GMIB Max I


o  Guaranteed Minimum Income Benefit Plus III (GMIB Plus III)


o  Guaranteed Minimum Income Benefit Plus I (GMIB Plus I)


o  Guaranteed Minimum Income Benefit I (GMIB I)


Our guaranteed income benefit riders are designed to allow you to invest your Account Value in the market while at the same time assuring a specified guaranteed level of minimum fixed Annuity Payments if you elect the income phase. The fixed Annuity Payment amount is guaranteed regardless of investment performance or the actual Account Value at the time you annuitize. Prior to exercising the rider and annuitizing your contract, you may make withdrawals up to a maximum level specified in the rider and still maintain the benefit amount.


Guaranteed Withdrawal Benefits
------------------------------


o  Lifetime Withdrawal Guarantee II (LWG II)


o  Lifetime Withdrawal Guarantee I (LWG I)


o  Enhanced Guaranteed Withdrawal Benefit (Enhanced GWB)


o  Guaranteed Withdrawal Benefit I (GWB I)


The Enhanced GWB and GWB I riders are designed to guarantee that at least the entire amount of Purchase Payments you make will be returned to you through a series of withdrawals without annuitizing, regardless of investment performance, as long as withdrawals in any Contract Year do not exceed the maximum amount allowed under the rider. A CONTRACT YEAR is defined as a one-year period starting on the date the contract is issued and on each contract anniversary thereafter.


With the LWG riders, you get the same benefits, but in addition, if you make your first withdrawal on or after the date you reach age 59 1/2, you are guaranteed income without annuitizing for your life (and the life of your spouse, if the Joint Life version of the rider was elected, and you take the first withdrawal when both you and your spouse are at least age 59 1/2), even after the entire amount of Purchase Payments has been returned.


Guaranteed Asset Accumulation Benefit
-------------------------------------



The GMAB is designed to guarantee that your Account Value will not be less than a minimum amount at the end of the 10-year waiting period. The amount of the guarantee depends on which of three permitted Investment Portfolios you selected at contract issue.



GUARANTEED INCOME BENEFITS


At the time you buy the contract, you may elect a guaranteed income benefit rider, called a Guaranteed Minimum Income Benefit (GMIB), for an additional charge. This rider is designed to guarantee a predictable, minimum level of fixed Annuity Payments, regardless of the investment performance of your Account Value during the Accumulation Phase. HOWEVER, IF APPLYING YOUR ACTUAL ACCOUNT VALUE AT THE TIME YOU ANNUITIZE THE CONTRACT TO THEN CURRENT ANNUITY PURCHASE RATES (OUTSIDE OF THE RIDER) PRODUCES HIGHER INCOME PAYMENTS, YOU WILL RECEIVE THE HIGHER PAYMENTS, AND THUS YOU WILL HAVE PAID FOR THE



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RIDER EVEN THOUGH IT WAS NOT USED. Also, prior to exercising the rider, you may make specified withdrawals that reduce your Income Base (as explained below) during the Accumulation Phase and still leave the rider guarantees intact, provided the conditions of the rider are met. Your registered representative can provide you an illustration of the amounts you would receive, with or without withdrawals, if you exercised the rider.


There are four different versions of the GMIB under this contract: GMIB Max I, GMIB Plus III, GMIB Plus I, and GMIB I.


You may not have this benefit and a GWB or GMAB rider in effect at the same time. Once elected, the rider cannot be terminated except as discussed below.


FACTS ABOUT THE GUARANTEED INCOME BENEFIT RIDERS


INCOME BASE AND GMIB ANNUITY PAYMENTS. Under the GMIB, we calculate an "Income Base" (as described below) that determines, in part, the minimum amount you receive as an income payment upon exercising the GMIB rider and annuitizing the contract. IT IS IMPORTANT TO RECOGNIZE THAT THIS INCOME BASE IS NOT AVAILABLE FOR CASH WITHDRAWALS AND DOES NOT ESTABLISH OR GUARANTEE YOUR ACCOUNT VALUE OR A MINIMUM RETURN FOR ANY INVESTMENT PORTFOLIO. After a minimum 10-year waiting period, and then only within 30 days following a contract anniversary, you may exercise the rider. We then will apply the Income Base calculated at the time of exercise to the conservative GMIB Annuity Table (as described below) specified in the rider in order to determine your minimum guaranteed lifetime fixed monthly Annuity Payments (your actual payment may be higher than this minimum if, as discussed above, the base contract under its terms would provide a higher payment).


THE GMIB ANNUITY TABLE. The GMIB Annuity Table is specified in the rider. For GMIB Max I and GMIB Plus III in contracts issued on or after May 1, 2011, this table is calculated based on the Annuity 2000 Mortality Table with 10 years of mortality improvement based on projection Scale AA and a 10-year age set back with interest of 1.0% per annum. For GMIB Plus III and GMIB Plus I in contracts issued after May 1, 2009 and prior to May 1, 2011, this table is calculated based on the Annuity 2000 Mortality Table with a 10-year age set back with interest of 1.5% per annum. For GMIB Plus I in contracts issued on May 1, 2009 or earlier, this table is calculated based on the Annuity 2000 Mortality Table with a 7-year age set back with interest of 1.5% per annum. For GMIB I, this table is calculated based on the Annuity 2000 Mortality Table with a 7-year age set back with interest of 2.5% per annum. As with other pay-out types, the amount you receive as an income payment also depends on your age, your sex, and the Annuity Option you select. THE ANNUITY RATES IN THE GMIB ANNUITY TABLE ARE CONSERVATIVE AND A WITHDRAWAL CHARGE MAY BE APPLICABLE, SO THE AMOUNT OF GUARANTEED MINIMUM LIFETIME INCOME THAT THE GMIB PRODUCES MAY BE LESS THAN THE AMOUNT OF ANNUITY INCOME THAT WOULD BE PROVIDED BY APPLYING YOUR ACCOUNT VALUE ON YOUR ANNUITY DATE TO THEN-CURRENT ANNUITY PURCHASE RATES.


If you exercise the GMIB rider, your Annuity Payments will be the greater of:


o the Annuity Payment determined by applying the amount of the Income Base to the GMIB Annuity Table, or


o the Annuity Payment determined for the same Annuity Option in accordance with the base contract. (See "Annuity Payments (The Income Phase).")


If you choose not to receive Annuity Payments as guaranteed under the GMIB, you may elect any of the Annuity Options available under the contract.


OWNERSHIP. If you, the Owner, are a natural person, you must also be the Annuitant. If a non-natural person owns the contract, then the Annuitant will be considered the Owner in determining the Income Base and GMIB Annuity Payments. If Joint Owners are named, the age of the older Joint Owner will be used to determine the Income Base and GMIB Annuity Payments. For the purposes of the Guaranteed Income Benefits section of the prospectus, "you" always means the Owner, oldest Joint Owner or the Annuitant, if the Owner is a non-natural person.


TAXES. Withdrawals of taxable amounts will be subject to ordinary income tax and, if made prior to age 59 1/2, a 10% federal tax penalty may apply.


GMIB AND DECEDENT CONTRACTS. If you are purchasing this contract with a nontaxable transfer of the death benefit proceeds of any annuity contract or IRA (or any other tax-qualified arrangement) of which you were the Beneficiary


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


and you are "stretching" the distributions under the IRS required distribution rules, you may not purchase a GMIB rider.


GMIB PLUS I, GMIB I AND QUALIFIED CONTRACTS. The GMIB Plus I and GMIB I riders may have limited usefulness in connection with a Qualified Contract, such as an IRA, in circumstances where, due to the ten-year waiting period after purchase (and for GMIB Plus I, after an Optional Step-Up) the Owner is unable to exercise the rider until after the required beginning date of required minimum distributions under the contract. In such event, required minimum distributions received from the contract during the 10-year waiting period will have the effect of reducing the Income Base either on a proportionate or dollar-for-dollar basis, as the case may be. This may have the effect of reducing or eliminating the value of Annuity Payments under the rider. You should consult your tax adviser regarding the GMIB Plus I or GMIB I rider in connection with a Qualified Contract.


(See Appendix D for examples illustrating the operation of the GMIB.)


DESCRIPTION OF GMIB MAX I


The GMIB Max I rider is no longer available for purchase. The GMIB Max I rider is available only for Owners up through age 78, and you can only elect the GMIB Max I at the time you purchase the contract. THE GMIB MAX I RIDER MAY BE EXERCISED AFTER A 10-YEAR WAITING PERIOD AND THEN ONLY WITHIN 30 DAYS FOLLOWING A CONTRACT ANNIVERSARY, PROVIDED THAT THE EXERCISE MUST OCCUR NO LATER THAN THE 30-DAY PERIOD FOLLOWING THE CONTRACT ANNIVERSARY PRIOR TO THE OWNER'S 91ST BIRTHDAY.


INCOME BASE. The INCOME BASE is the greater of (a) or (b) below.


(a) Highest Anniversary Value: On the issue date, the "Highest Anniversary Value" is equal to your initial Purchase Payment. Thereafter, the Highest Anniversary Value will be increased by subsequent Purchase Payments and reduced proportionately by the percentage reduction in Account Value attributable to each subsequent withdrawal (including any applicable withdrawal charge). On each contract anniversary prior to the Owner's 81st birthday, the Highest Anniversary Value will be recalculated and set equal to the greater of the Highest Anniversary Value before the recalculation or the Account Value on the date of the recalculation.


The Highest Anniversary Value does not change after the contract anniversary immediately preceding the Owner's 81st birthday, except that it is increased for each subsequent Purchase Payment and reduced proportionally by the percentage reduction in Account Value attributable to each subsequent withdrawal (including any applicable withdrawal charge).


(b) Annual Increase Amount: On the date we issue your contract, the "Annual Increase Amount" is equal to your initial Purchase Payment. All Purchase Payments received within 120 days of the date we issue your contract will be treated as part of the initial Purchase Payment for this purpose. Thereafter, the Annual Increase Amount is equal to (i) less (ii), where:


    (i) is Purchase Payments accumulated at the annual increase rate (as defined below) from the date the Purchase Payment is made; and


    (ii) is withdrawal adjustments (as defined below) accumulated at the annual increase rate.


The Highest Anniversary Value and Annual Increase Amount are calculated independently of each other. When the Highest Anniversary Value is recalculated and set equal to the Account Value, the Annual Increase Amount is not set equal to the Account Value. See "Optional Step-Up" below for a feature that can be used to reset the Annual Increase Amount to the Account Value.


THE ANNUAL INCREASE AMOUNT IS LIMITED TO 275% OF THE GREATER OF: (A) YOUR PURCHASE PAYMENTS OR (B) THE ANNUAL INCREASE AMOUNT AS INCREASED BY THE MOST RECENT OPTIONAL STEP-UP (SEE "OPTIONAL STEP-UP" BELOW). Each time the Annual Increase Amount is increased by an Optional Step-Up, the limit on the Annual Increase Amount is raised to 275% of the new, higher Annual Increase Amount, if it is greater than 275% of your Purchase Payments.


ANNUAL INCREASE RATE. As noted above, we calculate an Income Base under the GMIB rider that helps determine the minimum amount you receive as an income payment upon exercising the rider. One of the factors used in calculating the Income Base is called the "annual increase rate."


Through the contract anniversary immediately prior to the Owner's 91st birthday, the annual increase rate is the greater of:


(a)    6%; or


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(b)    the required minimum distribution rate (as defined below).


Item (b) only applies to IRAs and other contracts subject to Section 401(a)(9) of the Internal Revenue Code.


The required minimum distribution rate equals the greater of:


(1) the required minimum distribution amount for the previous calendar year or for this calendar year (whichever is greater), divided by the Annual Increase Amount at the beginning of the Contract Year;


(2a)   if you enroll only in the Automated Required Minimum Distribution
                     ----
     Program, the total withdrawals during the Contract Year under the Automated Required Minimum Distribution Program, divided by the Annual Increase Amount at the beginning of the Contract Year; or


(2b)   if you enroll in both the Systematic Withdrawal Program and the
                        ----
     Automated Required Minimum Distribution Program, the total withdrawals during the Contract Year under (i) the Systematic Withdrawal Program (up to a maximum of 6% (item (a) above) of the Annual Increase Amount at the beginning of the Contract Year) and (ii) the Automated Required Minimum Distribution Program (which can be used to pay out any amount above the Systematic Withdrawal Program withdrawals that must be withdrawn to fulfill minimum distribution requirements at the end of the calendar year), divided by the Annual Increase Amount at the beginning of the Contract Year.


On the first contract anniversary, "at the beginning of the Contract Year" means on the issue date; on a later contract anniversary, "at the beginning of the Contract Year" means on the prior contract anniversary.


See "Use of Automated Required Minimum Distribution Program and Systematic Withdrawal Program With GMIB Max I" below for more information on the Automated Required Minimum Distribution Program and the Systematic Withdrawal Program.


If item (b) above (the required minimum distribution rate) is greater than item
(a) above, and your total withdrawals during a Contract Year, divided by the Annual Increase Amount at the beginning of the Contract Year, exceed the
                                                              ------
required minimum distribution rate, the required minimum distribution rate is not used to calculate the annual increase rate, and the annual increase rate will be reduced to 6% (item (a) above). Therefore, the annual increase rate for that Contract Year will be lower than the required minimum distribution rate, which could have the effect of reducing the value of Annuity Payments under the GMIB rider.


During the 30-day period following the contract anniversary immediately prior to the Owner's 91st birthday, the annual increase rate is 0%.


WITHDRAWAL ADJUSTMENTS. Withdrawal adjustments in a Contract Year are determined according to (a) or (b):


(a) The withdrawal adjustment for each withdrawal in a Contract Year is the value of the Annual Increase Amount immediately prior to the withdrawal multiplied by the percentage reduction in Account Value attributed to that withdrawal (including any applicable withdrawal charge); or


(b) If total withdrawals in a Contract Year are not greater than the annual increase rate multiplied by the Annual Increase Amount at the beginning of the Contract Year, and if these withdrawals are paid to you (or to the Annuitant, if the contract is owned by a non-natural person) or to another payee we agree to, the total withdrawal adjustments for that Contract Year will be set equal to the dollar amount of total withdrawals (including any applicable withdrawal charge) in that Contract Year. These withdrawal adjustments will replace the withdrawal adjustments defined in (a) immediately above and be treated as though the corresponding withdrawals occurred at the end of that Contract Year.


As described in (a) immediately above, if in any Contract Year you take cumulative withdrawals that exceed the annual increase rate multiplied by the Annual Increase Amount at the beginning of the Contract Year, the Annual Increase Amount will be reduced in the same proportion that the entire withdrawal (including any applicable withdrawal charge) reduced the Account Value. This reduction may be significant, particularly when the Account Value is lower than the Annual Increase Amount, and could have the effect of reducing or eliminating the value of Annuity Payments under the GMIB rider. Limiting your cumulative withdrawals during a Contract Year to not more than the annual increase rate multiplied by the Annual Increase Amount at the beginning of the Contract Year will result in dollar-for-dollar treatment of the withdrawals, as described in (b) immediately above.

(See Appendix D for examples of the calculation of the Income Base, including the Highest Anniversary Value, the Annual Increase Amount, the annual increase rate, and the withdrawal adjustments.)


In determining the GMIB annuity income, an amount equal to the withdrawal charge that would be assessed upon a complete withdrawal and the amount of any premium and other taxes that may apply will be deducted from the Income Base.


OPTIONAL STEP-UP. On each contract anniversary as permitted, you may elect to reset the Annual Increase Amount to the Account Value. An Optional Step-Up may be Beneficial if your Account Value has grown at a rate above the annual increase rate on the Annual Increase Amount (6%). As described below, an Optional Step-Up resets the Annual Increase Amount to the Account Value. After an Optional Step-Up, the annual increase rate will be applied to the new, higher Annual Increase Amount and therefore the amount that may be withdrawn without reducing the Annual Increase Amount on a proportionate basis will increase. HOWEVER, IF YOU ELECT TO RESET THE ANNUAL INCREASE AMOUNT, WE WILL ALSO RESTART THE 10-YEAR WAITING PERIOD. IN ADDITION, WE MAY RESET THE RIDER CHARGE TO A RATE THAT DOES NOT EXCEED THE LOWER OF: (A) THE MAXIMUM OPTIONAL STEP-UP CHARGE (1.50%) OR (B) THE CURRENT RATE THAT WE WOULD CHARGE FOR THE SAME RIDER AVAILABLE FOR NEW CONTRACT PURCHASES AT THE TIME OF THE OPTIONAL STEP-UP.


An Optional Step-Up is permitted only if: (1) the Account Value exceeds the Annual Increase Amount immediately before the reset; and (2) the Owner (or oldest Joint Owner or Annuitant if the contract is owned by a non-natural person) is not older than age 80 on the date of the Optional Step-Up.


You may elect either: (1) a one-time Optional Step-Up at any contract anniversary provided the above requirements are met, or (2) Optional Step-Ups to occur under the Automatic Annual Step-Up. If you elect Automatic Annual Step-Ups, on any contract anniversary while this election is in effect, the Annual Increase Amount will reset to the Account Value automatically, provided the above requirements are met. The same conditions described above will apply to each Automatic Step-Up. You may discontinue this election at any time by notifying us in writing, at our Annuity Service Center (or by any other method acceptable to us), at least 30 days prior to the contract anniversary on which a reset may otherwise occur. Otherwise, it will remain in effect through the seventh contract anniversary following the date you make this election, at which point you must make a new election if you want Automatic Annual Step-Ups to continue. If you discontinue or do not re-elect the Automatic Annual Step-Ups, no Optional Step-Up will occur automatically on any subsequent contract anniversary unless you make a new election under the terms described above. (If you discontinue Automatic Annual Step-Ups, the rider (and the rider charge) will continue, and you may choose to elect a one time Optional Step-Up or reinstate Automatic Annual Step-Ups as described above.)


We must receive your request to exercise the Optional Step-Up in writing, at our Annuity Service Center, or any other method acceptable to us. We must receive your request prior to the contract anniversary for an Optional Step-Up to occur on that contract anniversary.


Each Optional Step-Up:


(1) resets the Annual Increase Amount to the Account Value on the contract anniversary following the receipt of an Optional Step-Up election;


(2) resets the waiting period to exercise the rider to the tenth contract anniversary following the date the Optional Step-Up took effect;


(3) resets the maximum Annual Increase Amount to a percentage (275%) multiplied by the Annual Increase Amount calculated in (1) above, if greater than the maximum Annual Increase Amount immediately before the Optional Step-Up; and


(4)    may reset the rider charge to a rate that does not exceed the lower of:
     (a) the Maximum Optional Step-Up Charge (1.50%) or (b) the current rate that we would charge for the same rider available for new contract purchases at the time of the Optional Step-Up.


In the event that the charge applicable to contract purchases at the time of the step-up is higher than your current rider charge, you will be notified in writing a minimum of 30 days in advance of the applicable contract anniversary and be informed that you may choose to decline the Automatic Annual Step-Up. If you decline the Automatic Annual Step-Up, you must notify us in accordance with our Administrative Procedures (currently we require you to submit your request in writing to our Annuity Service Center no less than seven calendar days prior to the applicable contract anniversary). Once you notify us of your decision to decline the Automatic Annual Step-Up, you will no longer be eligible for future Automatic Annual Step-Ups until you notify us in writing to our Annuity Service Center that you wish to reinstate the Automatic Annual Step-Ups. This reinstatement will take effect at the next contract anniversary after we receive your request for reinstatement.


On the date of the Optional Step-Up, the Account Value on that day will be treated as a single Purchase Payment received on the date of the step-up for purposes of determining the Annual Increase Amount after the reset. All Purchase Payments and withdrawal adjustments previously used to calculate the Annual Increase Amount will be set equal to zero on the date of the step-up.


INVESTMENT ALLOCATION RESTRICTIONS. For a detailed description of the GMIB Max I investment allocation restrictions, see "Purchase - Investment Allocation and Other Purchase Payment Restrictions for GMIB Max I."


If you elect the GMIB Max I, you may not participate in the Dollar Cost Averaging (DCA) program. However, you may elect to participate in the Enhanced Dollar Cost Averaging (EDCA) program, provided that your destination Investment Portfolios are selected in accordance with the investment allocation restrictions.


If you elect the GMIB Max I rider, you must allocate 100% of your Purchase Payments and Account Value among the Investment Portfolios listed in "Purchase
- Investment Allocation and Other Purchase Payment Restrictions for GMIB Max I" and you will not be able to allocate Purchase Payments or Account Value to a money market portfolio.


The Investment Portfolios listed in "Investment Allocation and Other Puchase Payment Restrictions for GMIB Max I" (other than the Barclays Aggregate Bond Index Portfolio and the Pyramis (Reg. TM) Government Income Portfolio) have investment strategies intended in part to reduce the risk of investment losses that could require us to use our own assets to make payments in connection with the guarantees under the GMIB Max I rider. For example, certain of the Investment Portfolios are managed in a way that is intended to minimize volatility of returns and hedge against the effects of interest rate changes. Other investment options that are available if the GMIB Max I rider is not selected may offer the potential for higher returns. Before you select the GMIB Max I rider, you and your financial representative should carefully consider whether the investment options available with the rider meet your investment objectives and risk tolerance.


If the GMIB Max I rider terminates (see "Terminating the GMIB Max I Rider"), the investment allocation restrictions described above will no longer apply and you will be permitted to allocate subsequent Purchase Payments or transfer Account Value to any of the available Investment Portfolios.


POTENTIAL RESTRICTIONS ON SUBSEQUENT PURCHASE PAYMENTS. In the future, we may choose not to permit Owners of existing contracts with the GMIB Max I rider to make subsequent Purchase Payments if: (a) the GMIB Max I rider is no longer available to new customers, or (b) we make certain changes to the terms of the GMIB Max I rider offered to new customers (for example, if we change the GMIB Max I rider charge; see your contract schedule for a list of the other changes). We will notify Owners of contracts with the GMIB Max I rider in advance if we impose restrictions on subsequent Purchase Payments. If we impose restrictions on subsequent Purchase Payments, contract Owners will still be permitted to transfer Account Value among the Investment Portfolios listed under "Purchase - Investment Allocation and Other Purchase Payment Restrictions for GMIB Max I."



CURRENT RESTRICTIONS ON SUBSEQUENT PURCHASE PAYMENTS.


o If we received your application and necessary information, in Good Order, at our MetLife Annuity Service Center before the close of the New York Stock
                                        ------
     Exchange on September 23, 2011, and you elected the GMIB Max I, we will not accept subsequent Purchase Payments from you after the close of the New York Stock Exchange on August 9, 2013. However, we will accept a subsequent Purchase Payment received after August 9, 2013 if the Purchase Payment was initiated by paperwork for a direct transfer or an exchange under Section 1035 of the Internal Revenue Code that we accepted, and which was received by our MetLife Annuity Service Center in Good Order, before the close of the New York Stock Exchange on August 9, 2013.


o If we received your application and necessary information, in Good Order, at our MetLife Annuity Service Center after the close of the New York Stock
                                        -----
     Exchange on September 23, 2011, and you elected the GMIB Max I, we will not accept subsequent Purchase Payments from you after the close of the New York Stock Exchange on February 24, 2012. However, we will accept a subsequent Purchase Payment received after February 24, 2012 if the Purchase Payment was initiated by paperwork for a direct transfer or an exchange under Section 1035 of the Internal Revenue Code that we accepted, and which was received by our MetLife Annuity Service Center in Good Order, before the close of the New York Stock Exchange on February 24, 2012.



GUARANTEED PRINCIPAL OPTION. On each contract anniversary starting with the tenth contract anniversary and through the contract anniversary prior to the Owner's 91st birthday, you may exercise the Guaranteed Principal Option. If the Owner is a non-natural person, the Annuitant's age is the basis for determining the birthday. If there are Joint Owners, the age of the oldest Owner is used for determining the birthday. We must receive your request to exercise the Guaranteed Principal Option in writing, or any other method that we agree to, within 30 days following the applicable contract anniversary. The Guaranteed Principal Option will take effect at the end of this 30-day period following that contract anniversary.


By exercising the Guaranteed Principal Option, you elect to receive an additional amount to be added to your Account Value intended to restore your initial investment in the contract, in lieu of receiving GMIB payments. The additional amount is called the Guaranteed Principal Adjustment and is equal to
(a) minus (b) where:


(a) is Purchase Payments credited within 120 days of the date we issued the contract (reduced proportionately by the percentage reduction in Account Value attributable to each partial withdrawal (including applicable withdrawal charges) prior to the exercise of the Guaranteed Principal Option) and


(b) the Account Value on the contract anniversary immediately preceding exercise of the Guaranteed Principal Option.


The Guaranteed Principal Option can only be exercised if (a) exceeds (b), as defined above. The Guaranteed Principal Adjustment will be added to each applicable Investment Portfolio in the ratio the portion of the Account Value in such Investment Portfolio bears to the total Account Value in all Investment Portfolios. IT IS IMPORTANT TO NOTE THAT ONLY PURCHASE PAYMENTS MADE DURING THE FIRST 120 DAYS THAT YOU HOLD THE CONTRACT ARE TAKEN INTO CONSIDERATION IN DETERMINING THE GUARANTEED PRINCIPAL ADJUSTMENT. IF YOU ANTICIPATE MAKING PURCHASE PAYMENTS AFTER 120 DAYS, YOU SHOULD UNDERSTAND THAT SUCH PAYMENTS WILL NOT INCREASE THE GUARANTEED PRINCIPAL ADJUSTMENT. However, because Purchase Payments made after 120 days will increase your Account Value, such payments may have a significant impact on whether or not a Guaranteed Principal Adjustment is due. Therefore, the GMIB Max I rider may not be appropriate for you if you intend to make additional Purchase Payments after the 120-day period and are purchasing the rider for this feature.


The Guaranteed Principal Adjustment will never be less than zero. IF THE GUARANTEED PRINCIPAL OPTION IS EXERCISED, THE GMIB MAX I RIDER WILL TERMINATE AS OF THE DATE THE OPTION TAKES EFFECT AND NO ADDITIONAL GMIB CHARGES WILL APPLY THEREAFTER. The variable annuity contract, however, will continue. The investment allocation restrictions described above will no longer apply, and you will be permitted to allocate subsequent Purchase Payments or transfer Account Value to any of the available Investment Portfolios.


EXERCISING THE GMIB MAX I RIDER. If you exercise the GMIB Max I, you must elect to receive Annuity Payments under one of the following fixed Annuity Options:


(1)    Life annuity with 5 years of Annuity Payments guaranteed.


(2) Joint and last survivor annuity with 5 years of Annuity Payments guaranteed. Based on federal tax rules, this option is not available for Qualified Contracts where the difference in ages of the joint Annuitants, who are not spouses, is greater than 10 years. (See "Annuity Payments (The Income Phase).") THIS JOINT AND LAST SURVIVOR ANNUITY OPTION IS ONLY AVAILABLE IF THE YOUNGEST ANNUITANT'S ATTAINED AGE IS 35 OR OLDER.


These options are described in the contract and the GMIB Max I rider.


The GMIB Annuity Table is specified in the rider. This table is calculated based on the Annuity 2000 Mortality Table with 10 years of mortality improvement based on projection Scale AA and a 10-year age set back with interest of 1.0% per annum. As with other payout types, the amount you receive as an income payment also depends on the Annuity Option you select, your age, and your sex. The annuity rates for attained ages 86 to 90 are the same as those for attained age 85. THE ANNUITY RATES IN THE GMIB ANNUITY TABLE ARE CONSERVATIVE AND A

WITHDRAWAL CHARGE MAY BE APPLICABLE, SO THE AMOUNT OF GUARANTEED MINIMUM LIFETIME INCOME THAT THE GMIB PRODUCES MAY BE LESS THAN THE AMOUNT OF ANNUITY INCOME THAT WOULD BE PROVIDED BY APPLYING YOUR ACCOUNT VALUE ON YOUR ANNUITY DATE TO THEN-CURRENT ANNUITY PURCHASE RATES.


If you exercise the GMIB Max I, your Annuity Payments will be the greater of:


o the Annuity Payment determined by applying the amount of the Income Base to the GMIB Annuity Table, or


o the Annuity Payment determined for the same Annuity Option in accordance with the base contract. (See "Annuity Payments (The Income Phase).")


IF THE AMOUNT OF THE GUARANTEED MINIMUM LIFETIME INCOME THAT THE GMIB MAX I PRODUCES IS LESS THAN THE AMOUNT OF ANNUITY INCOME THAT WOULD BE PROVIDED BY APPLYING CONTRACT VALUE ON THE ANNUITY DATE TO THE THEN-CURRENT ANNUITY PURCHASE RATES, THEN YOU WOULD HAVE PAID FOR A BENEFIT THAT YOU DID NOT USE.



If you take a full withdrawal of your Account Value, your contract is terminated by us due to its small Account Value and inactivity (see "Purchase - Termination for Low Account Value"), or your contract lapses and there remains any Income Base, we will commence making income payments within 30 days of the date of the full withdrawal, termination or lapse. In such cases, your income payments under this benefit, if any, will be determined using the Income Base and any applicable withdrawal adjustment that was taken on account of the withdrawal, termination or lapse.



ENHANCED PAYOUT RATES. As noted above, the annuity rates in the GMIB Annuity Table are calculated based on the Annuity 2000 Mortality Table with 10 years of mortality improvement based on projection Scale AA and a 10-year age set back with interest of 1.0% per annum. However, the GMIB Max I payout rates are enhanced under the following circumstances.


If you select the GMIB Max I rider and if:


o  your contract was issued on or after your 59th birthday;


o  you take no withdrawals prior to age 62;


o your Account Value is fully withdrawn or decreases to zero at or after your 62nd birthday and there is an Income Base remaining; and


o the Annuity Option you select is the single life annuity with 5 years of Annuity Payments guaranteed;


then the annual Annuity Payments under the GMIB Max I rider will equal or exceed 5% of the Income Base (calculated on the date the payments are determined).


Alternatively, if you select the GMIB Max I rider and if:


o  your contract was issued on or after your 65th birthday;


o  you take no withdrawals prior to age 70;


o your Account Value is fully withdrawn or decreases to zero at or after your 70th birthday and there is an Income Base remaining; and


o the Annuity Option you select is the single life annuity with 5 years of Annuity Payments guaranteed;


then the annual Annuity Payments under the GMIB Max I rider will equal or exceed 6% of the Income Base (calculated on the date the payments are determined).


If an Owner dies and the Owner's spouse (age 89 or younger) is the Beneficiary of the contract, the spouse may elect to continue the contract and the GMIB Max I rider. If the the spouse elects to continue the contract and the Owner had begun to take withdrawals prior to his or her death, and the Owner was older than the spouse, the spouse's eligibility for the enhanced payout rates described above is based on the Owner's age when the withdrawals began. For example, if an Owner had begun to take withdrawals at age 62 and subsequently died, if that Owner's spouse continued the contract and the GMIB Max I rider, the spouse would be eligible for the 5% enhanced payout rate described above, even if the spouse were younger than age 62 at the time the contract was continued. If the spouse elects to continue the contract and the Owner had not taken any withdrawals prior to his or her death, the spouse's eligibility for the enhanced payout rates described above is based on the spouse's age when the spouse begins to take withdrawals.


If you choose not to receive Annuity Payments as guaranteed under the GMIB Max I, you may elect any of the Annuity Options available under the contract.

TERMINATING THE GMIB MAX I RIDER. Except as otherwise provided in the GMIB Max I rider, the rider will terminate upon the earliest of:


    a) The 30th day following the contract anniversary prior to your 91st birthday;


    b) The date you make a complete withdrawal of your Account Value (if there is an Income Base remaining you will receive payments based on the remaining Income Base) (a pro rata portion of the rider charge will be assessed);


    c) The date you elect to receive Annuity Payments under the contract and you do not elect to receive payments under the GMIB (a pro rata portion of the rider charge will be assessed);


    d) Death of the Owner or Joint Owner (unless the spouse (age 89 or younger) is the Beneficiary and elects to continue the contract), or death of the Annuitant if a non-natural person owns the contract;


    e) A change for any reason of the Owner or Joint Owner or the Annuitant, if a non-natural person owns the contract, subject to our administrative procedures (a pro rata portion of the rider charge will be assessed);


    f)    The effective date of the Guaranteed Principal Option; or


    g) The date you assign your contract (a pro rata portion of the rider charge will be assessed).



If an Owner or Joint Owner dies and:


o the spouse elects to continue the contract and the GMIB rider under termination provision d) above; and


o before the 10-year waiting period to exercise the GMIB rider has elapsed, the GMIB rider will terminate under termination provision a) above (because it is the 30th day following the contract anniversary prior to the spouse's 91st birthday);


we will permit the spouse to exercise the GMIB rider within the 30 days following the Contract Anniversary prior to his or her 91st birthday, even though the 10-year waiting period has not elapsed.



Under our current administrative procedures, we will waive the termination of the GMIB Max I rider if you assign a portion of the contract under the following limited circumstances: if the assignment is solely for your benefit on account of your direct transfer of Account Value under Section 1035 of the Internal Revenue Code to fund premiums for a long term care insurance policy or Purchase Payments for an annuity contract issued by an insurance company which is not our affiliate and which is licensed to conduct business in any state. All such direct transfers are subject to any applicable withdrawal charges.


When the GMIB Max I rider terminates, the corresponding rider charge terminates and the GMIB Max I investment allocation restrictions, described above, will no longer apply, and you will be permitted to allocate subsequent Purchase Payments or transfer Account Value to any of the available Investment Portfolios.


USE OF AUTOMATED REQUIRED MINIMUM DISTRIBUTION PROGRAM AND SYSTEMATIC WITHDRAWAL PROGRAM WITH GMIB MAX I


For IRAs and other contracts subject to Section 401(a)(9) of the Internal Revenue Code, you may be required to take withdrawals to fulfill minimum distribution requirements generally beginning at age 70 1/2.


Used with the GMIB Max I rider, our Automated Required Minimum Distribution Program can help you fulfill minimum distribution requirements with respect to your contract without reducing the Income Base on a proportionate basis. (Reducing the Income Base on a proportionate basis could have the effect of reducing or eliminating the value of Annuity Payments under the GMIB Max I rider.) The Automated Required Minimum Distribution Program calculates minimum distribution requirements with respect to your contract and makes payments to you on a monthly, quarterly, semi-annual or annual basis.


Alternatively, you may choose to enroll in both the Automated Required Minimum Distribution Program and the Systematic Withdrawal Program (see "Access to Your Money - Systematic Withdrawal Program"). In order to avoid taking withdrawals that could reduce the Income Base on a proportionate basis, withdrawals under the Systematic Withdrawal Program should not exceed 6% of the Annual Increase Amount at the beginning of the Contract Year. Any amounts above 6% of the Annual Increase Amount that need to be withdrawn to fulfill minimum distribution requirements can be paid out at the end of the calendar year by the Automated Required Minimum Distribution Program. For example, if you elect the GMIB Max I and enroll in the Systematic Withdrawal Program and elect to receive monthly payments totaling

6% of the Annual Increase Amount, you should also enroll in the Automated Required Minimum Distribution Program and elect to receive your Automated Required Minimum Distribution Program payment on an annual basis, after the Systematic Withdrawal Program monthly payment in December.


If you enroll in either the Automated Required Minimum Distribution Program or both the Automated Required Minimum Distribution Program and the Systematic Withdrawal Program, you should not make additional withdrawals outside the programs. Additional withdrawals may result in the Income Base being reduced on a proportionate basis, and have the effect of reducing or eliminating the value of Annuity Payments under the GMIB Max I rider.


To enroll in the Automated Required Minimum Distribution Program and/or the Systematic Withdrawal Program, please contact our Annuity Service Center.


(See Appendix D for examples illustrating the operation of the GMIB.)


DESCRIPTION OF GMIB PLUS III


The GMIB Plus III rider is no longer available for purchase. The GMIB Plus III rider is available only for Owners up through age 78, and you can only elect the GMIB Plus III at the time you purchase the contract. THE GMIB PLUS III RIDER MAY BE EXERCISED AFTER A 10-YEAR WAITING PERIOD AND THEN ONLY WITHIN 30 DAYS FOLLOWING A CONTRACT ANNIVERSARY, PROVIDED THAT THE EXERCISE MUST OCCUR NO LATER THAN THE 30-DAY PERIOD FOLLOWING THE CONTRACT ANNIVERSARY PRIOR TO THE OWNER'S 91ST BIRTHDAY.


INCOME BASE. The INCOME BASE is the greater of (a) or (b) below.


(a) Highest Anniversary Value: On the issue date, the "Highest Anniversary Value" is equal to your initial Purchase Payment. Thereafter, the Highest Anniversary Value will be increased by subsequent Purchase Payments and reduced proportionately by the percentage reduction in Account Value attributable to each subsequent withdrawal (including any applicable withdrawal charge). On each contract anniversary prior to the Owner's 81st birthday, the Highest Anniversary Value will be recalculated and set equal to the greater of the Highest Anniversary Value before the recalculation or the Account Value on the date of the recalculation.


The Highest Anniversary Value does not change after the contract anniversary immediately preceding the Owner's 81st birthday, except that it is increased for each subsequent Purchase Payment and reduced proportionally by the percentage reduction in Account Value attributable to each subsequent withdrawal (including any applicable withdrawal charge).


(b) Annual Increase Amount: On the date we issue your contract, the "Annual Increase Amount" is equal to your initial Purchase Payment. All Purchase Payments received within 120 days of the date we issue your contract will be treated as part of the initial Purchase Payment for this purpose. Thereafter, the Annual Increase Amount is equal to (i) less (ii), where:


    (i) is Purchase Payments accumulated at the annual increase rate (as defined below) from the date the Purchase Payment is made; and


    (ii) is withdrawal adjustments (as defined below) accumulated at the annual increase rate.


The Highest Anniversary Value and Annual Increase Amount are calculated independently of each other. When the Highest Anniversary Value is recalculated and set equal to the Account Value, the Annual Increase Amount is not set equal to the Account Value. See "Optional Step-Up" below for a feature that can be used to reset the Annual Increase Amount to the Account Value.


THE ANNUAL INCREASE AMOUNT IS LIMITED TO 350% OF THE GREATER OF: (A) YOUR PURCHASE PAYMENTS OR (B) THE ANNUAL INCREASE AMOUNT AS INCREASED BY THE MOST RECENT OPTIONAL STEP-UP (SEE "OPTIONAL STEP-UP" BELOW). Each time the Annual Increase Amount is increased by an Optional Step-Up, the limit on the Annual Increase Amount is raised to 350% of the new, higher Annual Increase Amount, if it is greater than 350% of your Purchase Payments.


ANNUAL INCREASE RATE. As noted above, we calculate an Income Base under the GMIB Plus III rider that helps determine the minimum amount you receive as an income payment upon exercising the rider. One of the factors used in calculating the Income Base is called the "annual increase rate."


Through the contract anniversary immediately prior to the Owner's 91st birthday, the annual increase rate is the greater of:


(a)    5%; or


(b)    the required minimum distribution rate (as defined below).


Item (b) only applies to IRAs and other contracts subject to Section 401(a)(9) of the Internal Revenue Code.


The required minimum distribution rate equals the greater of:


(1) the required minimum distribution amount for the previous calendar year or for this calendar year (whichever is greater), divided by the Annual Increase Amount at the beginning of the Contract Year;


(2a)    if you enroll only in the Automated Required Minimum Distribution
                      ----
     Program, the total withdrawals during the Contract Year under the Automated Required Minimum Distribution Program, divided by the Annual Increase Amount at the beginning of the Contract Year; or


(2b)    if you enroll in both the Systematic Withdrawal Program and the
                         ----
     Automated Required Minimum Distribution Program, the total withdrawals during the Contract Year under (i) the Systematic Withdrawal Program (up to a maximum of 5% (item (a) above) of the Annual Increase Amount at the beginning of the Contract Year) and (ii) the Automated Required Minimum Distribution Program (which can be used to pay out any amount above the Systematic Withdrawal Program withdrawals that must be withdrawn to fulfill minimum distribution requirements at the end of the calendar year), divided by the Annual Increase Amount at the beginning of the Contract Year.


On the first contract anniversary, "at the beginning of the Contract Year" means on the issue date; on a later contract anniversary, "at the beginning of the Contract Year" means on the prior contract anniversary.


See "Use of Automated Required Minimum Distribution Program and Systematic Withdrawal Program With GMIB Plus III" below for more information on the Automated Required Minimum Distribution Program and the Systematic Withdrawal Program.


If item (b) above (the required minimum distribution rate) is greater than item
(a) above, and your total withdrawals during a Contract Year, divided by the Annual Increase Amount at the beginning of the Contract Year, exceed the
                                                              ------
required minimum distribution rate, the required minimum distribution rate is not used to calculate the annual increase rate, and the annual increase rate will be reduced to 5% (item (a) above). Therefore, the annual increase rate for that Contract Year will be lower than the required minimum distribution rate, which could have the effect of reducing the value of Annuity Payments under the GMIB Plus III rider.


During the 30-day period following the contract anniversary immediately prior to the Owner's 91st birthday, the annual increase rate is 0%.


WITHDRAWAL ADJUSTMENTS. Withdrawal adjustments in a Contract Year are determined according to (a) or (b):


(a) The withdrawal adjustment for each withdrawal in a Contract Year is the value of the Annual Increase Amount immediately prior to the withdrawal multiplied by the percentage reduction in Account Value attributed to that withdrawal (including any applicable withdrawal charge); or


(b) If total withdrawals in a Contract Year are not greater than the annual increase rate multiplied by the Annual Increase Amount at the beginning of the Contract Year, and if these withdrawals are paid to you (or to the Annuitant, if the contract is owned by a non-natural person) or to another payee we agree to, the total withdrawal adjustments for that Contract Year will be set equal to the dollar amount of total withdrawals (including any applicable withdrawal charge) in that Contract Year. These withdrawal adjustments will replace the withdrawal adjustments defined in (a) immediately above and be treated as though the corresponding withdrawals occurred at the end of that Contract Year.


As described in (a) immediately above, if in any Contract Year you take cumulative withdrawals that exceed the annual increase rate multiplied by the Annual Increase Amount at the beginning of the Contract Year, the Annual Increase Amount will be reduced in the same proportion that the entire withdrawal (including any applicable withdrawal charge) reduced the Account Value. This reduction may be significant, particularly when the Account Value is lower than the Annual Increase Amount, and could have the effect of reducing or eliminating the value of Annuity Payments under the GMIB rider. Limiting your cumulative withdrawals during a Contract Year to not more than the annual increase rate multiplied by the Annual Increase Amount at the beginning of the Contract Year will result in dollar-for-dollar treatment of the withdrawals, as described in
(b) immediately above.


(See Appendix D for examples of the calculation of the Income Base, including the Highest Anniversary Value, the Annual Increase Amount, the annual increase rate, and the withdrawal adjustments.)


In determining the GMIB annuity income, an amount equal to the withdrawal charge that would be assessed upon a complete withdrawal and the amount of any premium and other taxes that may apply will be deducted from the Income Base.


OPTIONAL STEP-UP. On each contract anniversary as permitted, you may elect to reset the Annual Increase Amount to the Account Value. An Optional Step-Up may be beneficial if your Account Value has grown at a rate above the annual increase rate on the Annual Increase Amount (5%). As described below, an Optional Step-Up resets the Annual Increase Amount to the Account Value. After an Optional Step-Up, the annual increase rate will be applied to the new, higher Annual Increase Amount and therefore the amount that may be withdrawn without reducing the Annual Increase Amount on a proportionate basis will increase. HOWEVER, IF YOU ELECT TO RESET THE ANNUAL INCREASE AMOUNT, WE WILL ALSO RESTART THE 10-YEAR WAITING PERIOD. IN ADDITION, WE MAY RESET THE RIDER CHARGE TO A RATE THAT DOES NOT EXCEED THE LOWER OF: (A) THE MAXIMUM OPTIONAL STEP-UP CHARGE (1.50%) OR (B) THE CURRENT RATE THAT WE WOULD CHARGE FOR THE SAME RIDER AVAILABLE FOR NEW CONTRACT PURCHASES AT THE TIME OF THE OPTIONAL STEP-UP.


An Optional Step-Up is permitted only if: (1) the Account Value exceeds the Annual Increase Amount immediately before the reset; and (2) the Owner (or oldest Joint Owner or Annuitant if the contract is owned by a non-natural person) is not older than age 80 on the date of the Optional Step-Up.


You may elect either: (1) a one-time Optional Step-Up at any contract anniversary provided the above requirements are met, or (2) Optional Step-Ups to occur under the Automatic Annual Step-Up. If you elect Automatic Annual Step-Ups, on any contract anniversary while this election is in effect, the Annual Increase Amount will reset to the Account Value automatically, provided the above requirements are met. The same conditions described above will apply to each Automatic Step-Up. You may discontinue this election at any time by notifying us in writing, at our Annuity Service Center (or by any other method acceptable to us), at least 30 days prior to the contract anniversary on which a reset may otherwise occur. Otherwise, it will remain in effect through the seventh contract anniversary following the date you make this election, at which point you must make a new election if you want Automatic Annual Step-Ups to continue. If you discontinue or do not re-elect the Automatic Annual Step-Ups, no Optional Step-Up will occur automatically on any subsequent contract anniversary unless you make a new election under the terms described above. (If you discontinue Automatic Annual Step-Ups, the rider (and the rider charge) will continue, and you may choose to elect a one time Optional Step-Up or reinstate Automatic Annual Step-Ups as described above.)


We must receive your request to exercise the Optional Step-Up in writing, at our Annuity Service Center, or any other method acceptable to us. We must receive your request prior to the contract anniversary for an Optional Step-Up to occur on that contract anniversary.


Each Optional Step-Up:


(1) resets the Annual Increase Amount to the Account Value on the contract anniversary following the receipt of an Optional Step-Up election;


(2) resets the waiting period to exercise the rider to the tenth contract anniversary following the date the Optional Step-Up took effect;


(3) resets the maximum Annual Increase Amount to a 350% multiplied by the Annual Increase Amount calculated in (1) above, if greater than the maximum Annual Increase Amount immediately before the Optional Step-Up; and


(4)    may reset the rider charge to a rate that does not exceed the lower of:
     (a) the Maximum Optional Step-Up Charge (1.50%) or (b) the current rate that we would charge for the same rider available for new contract purchases at the time of the Optional Step-Up.


In the event that the charge applicable to contract purchases at the time of the step-up is higher than your current rider charge, you will be notified in writing a minimum of 30 days in advance of the applicable contract anniversary and be informed that you may choose to decline the Automatic Annual Step-Up. If you decline the Automatic Annual Step-Up, you must notify us in accordance with our Administrative Procedures (currently we require you to submit your request in writing to our Annuity Service Center no less than seven calendar days prior to the applicable contract anniversary). Once you notify us of your decision to decline the Automatic Annual Step-Up, you will no longer be eligible for future Automatic Annual Step-Ups until you notify us in writing to our Annuity Service Center that you wish to reinstate the Automatic Annual Step-Ups. This reinstatement will take effect at the next contract anniversary after we receive your request for reinstatement.


On the date of the Optional Step-Up, the Account Value on that day will be treated as a single Purchase Payment received on the date of the step-up for purposes of determining the Annual Increase Amount after the reset. All Purchase Payments and withdrawal adjustments previously used to calculate the Annual Increase Amount will be set equal to zero on the date of the step-up.


INVESTMENT ALLOCATION RESTRICTIONS. For a detailed description of the GMIB Plus III investment allocation restrictions, see "Purchase - Investment Allocation Restrictions for GMIB Plus III, GMIB Plus I and Lifetime Withdrawal Guarantee II."


If you elect the GMIB Plus III, you may not participate in the Dollar Cost Averaging (DCA) program. However, you may elect to participate in the Enhanced Dollar Cost Averaging (EDCA) program, provided that your destination Investment Portfolios are selected in accordance with the investment allocation restrictions.


GUARANTEED PRINCIPAL OPTION. On each contract anniversary starting with the tenth contract anniversary and through the contract anniversary prior to the Owner's 91st birthday, you may exercise the Guaranteed Principal Option. If the Owner is a non-natural person, the Annuitant's age is the basis for determining the birthday. If there are Joint Owners, the age of the older Owner is used for determining the birthday. We must receive your request to exercise the Guaranteed Principal Option in writing, or any other method that we agree to, within 30 days following the applicable contract anniversary. The Guaranteed Principal Option will take effect at the end of this 30-day period following that contract anniversary.


By exercising the Guaranteed Principal Option, you elect to receive an additional amount to be added to your Account Value intended to restore your initial investment in the contract, in lieu of receiving GMIB payments. The additional amount is called the Guaranteed Principal Adjustment and is equal to
(a) minus (b) where:


(a) is Purchase Payments credited within 120 days of the date we issued the contract (reduced proportionately by the percentage reduction in Account Value attributable to each partial withdrawal (including applicable withdrawal charges) prior to the exercise of the Guaranteed Principal Option) and


(b) the Account Value on the contract anniversary immediately preceding exercise of the Guaranteed Principal Option.


The Guaranteed Principal Option can only be exercised if (a) exceeds (b), as defined above. The Guaranteed Principal Adjustment will be added to each applicable Investment Portfolio in the ratio the portion of the Account Value in such Investment Portfolio bears to the total Account Value in all Investment Portfolios. IT IS IMPORTANT TO NOTE THAT ONLY PURCHASE PAYMENTS MADE DURING THE FIRST 120 DAYS THAT YOU HOLD THE CONTRACT ARE TAKEN INTO CONSIDERATION IN DETERMINING THE GUARANTEED PRINCIPAL ADJUSTMENT. IF YOU ANTICIPATE MAKING PURCHASE PAYMENTS AFTER 120 DAYS, YOU SHOULD UNDERSTAND THAT SUCH PAYMENTS WILL NOT INCREASE THE GUARANTEED PRINCIPAL ADJUSTMENT. However, because Purchase Payments made after 120 days will increase your Account Value, such payments may have a significant impact on whether or not a Guaranteed Principal Adjustment is due. Therefore, the GMIB Plus III rider may not be appropriate for you if you intend to make additional Purchase Payments after the 120-day period and are purchasing the rider for this feature.


The Guaranteed Principal Adjustment will never be less than zero. IF THE GUARANTEED PRINCIPAL OPTION IS EXERCISED, THE GMIB PLUS III RIDER WILL TERMINATE AS OF THE DATE THE OPTION TAKES EFFECT AND NO ADDITIONAL GMIB CHARGES WILL APPLY THEREAFTER. The variable annuity contract, however, will continue, but the investment allocation restrictions described above will no longer apply.

EXERCISING THE GMIB PLUS III RIDER. If you exercise the GMIB Plus III, you must elect to receive Annuity Payments under one of the following fixed Annuity
Options:


(1)    Life annuity with 5 years of Annuity Payments guaranteed.


(2) Joint and last survivor annuity with 5 years of Annuity Payments guaranteed. Based on federal tax rules, this option is not available for Qualified Contracts where the difference in ages of the joint Annuitants, who are not spouses, is greater than 10 years. (See "Annuity Payments (The Income Phase).") THIS JOINT AND LAST SURVIVOR ANNUITY OPTION IS ONLY AVAILABLE IF THE YOUNGEST ANNUITANT'S ATTAINED AGE IS 35 OR OLDER.


These options are described in the contract and the GMIB Plus III rider.


The GMIB Annuity Table is specified in the rider. For GMIB Plus III, this table is calculated based on the Annuity 2000 Mortality Table with 10 years of mortality improvement based on projection scale AA and a 10-year age set back with interest of 1.0% per annum. As with other payout types, the amount you receive as an income payment also depends on the Annuity Option you select, your age, and your sex. The annuity rates for attained ages 86 to 90 are the same as those for attained age 85. THE ANNUITY RATES IN THE GMIB ANNUITY TABLE ARE CONSERVATIVE AND A WITHDRAWAL CHARGE MAY BE APPLICABLE, SO THE AMOUNT OF GUARANTEED MINIMUM LIFETIME INCOME THAT THE GMIB PRODUCES MAY BE LESS THAN THE AMOUNT OF ANNUITY INCOME THAT WOULD BE PROVIDED BY APPLYING YOUR ACCOUNT VALUE ON YOUR ANNUITY DATE TO THEN-CURRENT ANNUITY PURCHASE RATES.


If you exercise the GMIB Plus III, your Annuity Payments will be the greater of:


o the Annuity Payment determined by applying the amount of the Income Base to the GMIB Annuity Table, or


o the Annuity Payment determined for the same Annuity Option in accordance with the base contract. (See "Annuity Payments (The Income Phase).")


IF THE AMOUNT OF THE GUARANTEED MINIMUM LIFETIME INCOME THAT THE GMIB PLUS III PRODUCES IS LESS THAN THE AMOUNT OF ANNUITY INCOME THAT WOULD BE PROVIDED BY APPLYING YOUR ACCOUNT VALUE ON THE ANNUITY DATE TO THE THEN-CURRENT ANNUITY PURCHASE RATES, THEN YOU WOULD HAVE PAID FOR A BENEFIT THAT YOU DID NOT USE.



If you take a full withdrawal of your Account Value, your contract is terminated by us due to its small Account Value and inactivity (see "Purchase - Termination for Low Account Value"), or your contract lapses and there remains any Income Base, we will commence making income payments within 30 days of the date of the full withdrawal, termination or lapse. In such cases, your income payments under this benefit, if any, will be determined using the Income Base and any applicable withdrawal adjustment that was taken on account of the withdrawal, termination or lapse.



ENHANCED PAYOUT RATES. As noted above, for the GMIB Plus III rider, the annuity rates in the GMIB Annuity Table are calculated based on the Annuity 2000 Mortality Table with 10 years of mortality improvement based on projection scale AA and a 10-year age set back with interest of 1.0% per annum. However, the GMIB Plus III payout rates are enhanced under the following circumstances.
If:


o  your contract was issued on or after your 57th birthday;


o  you take no withdrawals prior to age 62;


o your Account Value is fully withdrawn or decreases to zero at or after your 62nd birthday and there is an Income Base remaining; and


o the Annuity Option you select is the single life annuity with 5 years of Annuity Payments guaranteed;


then the annual Annuity Payments under the GMIB Plus III rider will equal or exceed 5% of the Income Base (calculated on the date the payments are determined).


For contracts issued with the GMIB Plus III rider from July 19, 2010 through
----------------------------------------------------------------------------
April 30, 2011, the following enhanced payout rates apply. If:
--------------


o  your contract was issued on or after your 57th birthday;


o  you take no withdrawals prior to age 60;


o your Account Value is fully withdrawn or decreases to zero at or after your 62nd birthday and there is an Income Base remaining; and

o the Annuity Option you select is the single life annuity with 5 years of Annuity Payments guaranteed;


then the annual Annuity Payments under the GMIB Plus III rider will equal or exceed 5% of the Income Base (calculated on the date the payments are determined).


If an Owner dies and the Owner's spouse (age 89 or younger) is the Beneficiary of the contract, the spouse may elect to continue the contract and the GMIB Plus III rider. If the spouse elects to continue the contract and the Owner had begun to take withdrawals prior to his or her death, and the Owner was older than the spouse, the spouse's eligibility for the enhanced payout rates described above is based on the Owner's age when the withdrawals began. For example, if an Owner had begun to take withdrawals at age 62 and subsequently died, if that Owner's spouse continued the contract and the GMIB Plus III rider, the spouse would be eligible for the 5% enhanced payout rate described above, even if the spouse were younger than age 62 at the time the contract was continued. If the spouse elects to continue the contract and the Owner had not taken any withdrawals prior to his or her death, the spouse's eligibility for the enhanced payout rates described above is based on the spouse's age when the spouse begins to take withdrawals.


If you choose not to receive Annuity Payments as guaranteed under the GMIB Plus III, you may elect any of the Annuity Options available under the contract.


TERMINATING THE GMIB PLUS III RIDER. Except as otherwise provided in the GMIB Plus III rider, the rider will terminate upon the earliest of:


    a) The 30th day following the contract anniversary prior to your 91st birthday;


    b) The date you make a complete withdrawal of your Account Value (if there is an Income Base remaining you will receive payments based on the remaining Income Base) (a pro rata portion of the rider charge will be assessed);


    c) The date you elect to receive Annuity Payments under the contract and you do not elect to receive payments under the GMIB (a pro rata portion of the rider charge will be assessed);


    d) Death of the Owner or Joint Owner (unless the spouse (age 89 or younger) is the Beneficiary and elects to continue the contract), or death of the Annuitant if a non-natural person owns the contract;


    e) A change for any reason of the Owner or Joint Owner or the Annuitant, if a non-natural person owns the contract, subject to our administrative procedures (a pro rata portion of the rider charge will be assessed);


    f)    The effective date of the Guaranteed Principal Option; or


    g) The date you assign your contract (a pro rata portion of the rider charge will be assessed).



If an Owner or Joint Owner dies and:


o the spouse elects to continue the contract and the GMIB rider under termination provision d) above; and


o before the 10-year waiting period to exercise the GMIB rider has elapsed, the GMIB rider will terminate under termination provision a) above (because it is the 30th day following the contract anniversary prior to the spouse's 91st birthday);


we will permit the spouse to exercise the GMIB rider within the 30 days following the Contract Anniversary prior to his or her 91st birthday, even though the 10-year waiting period has not elapsed.



Under our current administrative procedures, we will waive the termination of the GMIB Plus III rider if you assign a portion of the contract under the following limited circumstances: if the assignment is solely for your benefit on account of your direct transfer of Account Value under Section 1035 of the Internal Revenue Code to fund premiums for a long term care insurance policy or Purchase Payments for an annuity contract issued by an insurance company which is not our affiliate and which is licensed to conduct business in any state. All such direct transfers are subject to any applicable withdrawal charges.


When the GMIB Plus III rider terminates, the corresponding GMIB Plus III rider charge terminates and



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


the GMIB Plus III investment allocation restrictions, described above, will no longer apply.


USE OF AUTOMATED REQUIRED MINIMUM DISTRIBUTION PROGRAM AND SYSTEMATIC WITHDRAWAL PROGRAM WITH GMIB PLUS III


For IRAs and other contracts subject to Section 401(a)(9) of the Internal Revenue Code, you may be required to take withdrawals to fulfill minimum distribution requirements generally beginning at age 70 1/2.


Used with the GMIB Plus III rider, our Automated Required Minimum Distribution Program can help you fulfill minimum distribution requirements with respect to your contract without reducing the Income Base on a proportionate basis. (Reducing the Income Base on a proportionate basis could have the effect of reducing or eliminating the value of Annuity Payments under the GMIB Plus III rider.) The Automated Required Minimum Distribution Program calculates minimum distribution requirements with respect to your contract and makes payments to you on a monthly, quarterly, semi-annual or annual basis.


Alternatively, you may choose to enroll in both the Automated Required Minimum Distribution Program and the Systematic Withdrawal Program (see "Access to Your Money - Systematic Withdrawal Program"). In order to avoid taking withdrawals that could reduce the Income Base on a proportionate basis, withdrawals under the Systematic Withdrawal Program should not exceed 5% of the Annual Increase Amount at the beginning of the Contract Year. Any amounts above 5% of the Annual Increase Amount that need to be withdrawn to fulfill minimum distribution requirements can be paid out at the end of the calendar year by the Automated Required Minimum Distribution Program. For example, if you elect the GMIB Plus III and enroll in the Systematic Withdrawal Program and elect to receive monthly payments totaling 5% of the Annual Increase Amount, you should also enroll in the Automated Required Minimum Distribution Program and elect to receive your Automated Required Minimum Distribution Program payment on an annual basis, after the Systematic Withdrawal Program monthly payment in December.


If you enroll in either the Automated Required Minimum Distribution Program or both the Automated Required Minimum Distribution Program and the Systematic Withdrawal Program, you should not make additional withdrawals outside the programs. Additional withdrawals may result in the Income Base being reduced on a proportionate basis, and have the effect of reducing or eliminating the value of Annuity Payments under the GMIB Plus III rider.


To enroll in the Automated Required Minimum Distribution Program and/or the Systematic Withdrawal Program, please contact our Annuity Service Center.


For contracts issued before May 1, 2011 with the GMIB Plus III rider, the
---------------------------------------
following differences apply:


(1) The rider charge is 0.95% of the Income Base. The rider charge may increase upon an Optional Step-Up to the lower of: (a) the Maximum Optional Step-Up Charge (1.50%), or (b) the current rate we would charge for the same rider available for new contract purchases at the time of the Optional Step-Up.


(2) The GMIB Annuity Table is based on the Annuity 2000 Mortality Table with a 10-year age set back with interest of 1.5% per annum.


(3) The Annual Increase Amount is limited to a maximum of 270% of your Purchase Payments or, if greater, 270% of the Annual Increase Amount as increased by the most recent Optional Step-Up.


(4) Different enhanced payout rates apply (see "Enhanced Payout Rates" above).


(See Appendix D for examples illustrating the operation of the GMIB.)


DESCRIPTION OF GMIB PLUS I


GMIB Plus I was available with contracts issued on or before July 16, 2010.


GMIB Plus I is identical to GMIB Plus III, with the following exceptions:


(1) The GMIB Plus I Income Base and withdrawal adjustments are calculated as described above for GMIB Plus III, except that the annual increase rate is 5% per year through the contract anniversary prior to the Owner's 91st birthday and 0% thereafter. Items (b) and (c) under "Annual Increase Rate" above (regarding required minimum distributions, the Automated Required Minimum Distribution Program, and the Systematic Withdrawal Program) do not apply to the calculation of the Income Base or the withdrawal adjustments under the GMIB Plus I rider.


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


(2) The GMIB Annuity Table is calculated based on the Annuity 2000 Mortality Table with a 10-year age set back with interest of 1.5% per annum.


(3) The Annual Increase Amount is limited to a maximum of 270% of your purchase payments or, if greater, 270% of the Annual Increase Amount as increased by the most recent Optional Step-Up.


(4) The payout rates described above under "Enhanced Payout Rates" do not apply to the GMIB Plus I rider.


(5) The rider charge for GMIB Plus I is lower (see "Expenses - Guaranteed Minimum Income Benefit - Rider Charge").


For contracts issued with the GMIB Plus I rider on or before May 1, 2009, the
------------------------------------------------------------------------
following additional differences apply:


(1) The annual increase rate is 6% through the contract anniversary immediately prior to your 91st birthday, and 0% per year thereafter.


(2) If total withdrawals in a Contract Year are 6% or less of the Annual Increase Amount on the issue date or on the prior contract anniversary after the first Contract Year, and if these withdrawals are paid to you (or the Annuitant if the contract is owned by a non-natural person) or to another payee we agree to, the total withdrawal adjustments for that Contract Year will be set equal to the dollar amount of total withdrawals (including any applicable withdrawal charge) in that Contract Year.


(3) The Annual Increase Amount is limited to a maximum of 190% of your Purchase Payments or, if greater, 190% of the Annual Increase Amount as increased by the most recent Optional Step-Up.


(4) The GMIB Annuity Table is calculated based on the Annuity 2000 Mortality Table with a 7-year age set back with interest of 1.5% per annum.


(5) The joint and last survivor Annuity Option under the GMIB Plus I is only available if the oldest Annuitant's attained age is 55 or older.


(6) The annuity rates for attained ages 85 to 90 are the same as those for attained age 84.


(7) Different investment allocation restrictions apply. (See "Purchase - Investment Allocation and Restrictions for Certain Riders.")


(8) If your Income Base is increased due to an Optional Step-Up on a contract anniversary occurring on July 1, 2012 or later, we currently will increase the rider charge to 1.15% of the Income Base, applicable after the contract anniversary on which the Optional Step-Up occurs.


DESCRIPTION OF GMIB I


The GMIB I rider is no longer available for sale. GMIB I was available only for owners up through age 75, and you could only elect the GMIB I at the time you purchased the contract. GMIB I may be exercised after a 10 year waiting period, up through age 85, within 30 days following a contract anniversary.


The GMIB I rider is otherwise identical to the GMIB Plus I, with the following exceptions:


(1) The additional charge for GMIB I is lower (see "Expenses-Guaranteed Minimum Income Benefit-Rider Charge").


(2) The GMIB I income base is calculated as described above for GMIB Plus I, except that:


    a. withdrawals may be payable as you direct without affecting the withdrawal adjustments;


    b. the annual increase rate is 6% per year through the contract anniversary immediately prior to the owner's 81st birthday and 0% thereafter; and


    c. if total withdrawals in a contract year are 6% or less of the Annual Increase Amount on the issue date or previous contract anniversary, if later, the total withdrawal adjustments for that contract year will be set equal to the dollar amount of total withdrawals in that contract year.


(3)    There is no Guaranteed Principal Option.


(4)    There is no Optional Step-Up feature.


(5) The fixed annuity options are the single life annuity with 10 years of annuity payments guaranteed (if you choose to start the Annuity Option after age 79, the year of the Guarantee Period component of the Annuity Option is reduced to: 9 years at age 80, 8 years at age 81, 7 years at age 82, 6 years at age 83, or 5 years at ages 84 and 85) or the joint and last survivor annuity with 10 years of annuity payments guaranteed (not available for Qualified Contracts where the difference in ages of the joint annuitants, who are not spouses, is greater than 10 years).


(6) The GMIB Annuity Table is the Annuity 2000 Mortality Table with a 7-year age set back with interest of 2.5% per annum and GMIB payout rates are not enhanced.


(7)    The following replaces termination provision a), above:


    The 30th day following the contract anniversary on or following your 85th birthday.


(8)    The following replaces termination provision d), above:



    Death of the Owner or Joint Owner (unless the spouse (age 84 or younger) is the Beneficiary and elects to continue the contract), or death of the Annuitant if a non-natural person owns the contract.


(9)    If an Owner or Joint Owner dies and:



   o the spouse elects to continue the contract and the GMIB rider under termination provision d) above; and


   o before the 10-year waiting period to exercise the GMIB rider has elapsed, the GMIB rider will terminate under termination provision a) above (because it is the 30th day following the contract anniversary on or following the spouse's 85th birthday);


    we will permit the spouse to exercise the GMIB rider within the 30 days following the contract anniversary on or following his or her 85th birthday, even though the 10-year waiting period has not elapsed.


(10)   The following replaces termination provision e), above:


    A change for any reason of the Owner or Joint Owner or the Annuitant, if a non-natural person owns the contract. Currently we follow our administrative procedures regarding termination for a change of Owner or Joint Owner or Annuitant, if a non-natural person owns the contract.


(11)   Termination provisions f) and g), above, do not apply.


(12) There are no limitations to how you may allocate your Purchase Payments and Account Value among the Investment Portfolios, and you may participate in the Dollar Cost Averaging (DCA) program.



GUARANTEED WITHDRAWAL BENEFITS



We offer optional guaranteed withdrawal benefit (GWB) riders for an additional charge. There are four guaranteed withdrawal benefit riders under this contract: Lifetime Withdrawal Guarantee II (LWG II), Lifetime Withdrawal Guarantee I (LWG I), Enhanced Guaranteed Withdrawal Benefit (Enhanced GWB), and Guaranteed Withdrawal Benefit I (GWB I).



Each of the guaranteed withdrawal benefit riders guarantees that the entire amount of purchase payments you make will be returned to you through a series of withdrawals that you may begin taking immediately or at a later time, provided withdrawals in any contract year do not exceed the maximum amount allowed. This means that, regardless of negative investment performance, you can take specified annual withdrawals until the entire amount of the purchase payments you made during the time period specified in your rider has been returned to you. Moreover, if you make your first withdrawal on or after the date you reach age 59 1/2, the Lifetime Withdrawal Guarantee II rider guarantees income, without annuitizing the contract, for your life (and the life of your spouse, if the Joint Life version of the rider was elected and both you and your spouse are at least age 59 1/2 at the time of the first withdrawal), even after the entire amount of purchase payments has been returned. (See "Description of the Lifetime Withdrawal Guarantee II" below.)


If you purchase a guaranteed withdrawal benefit rider, you must elect one version at the time you purchase the contract, prior to age 86. You may not have this benefit and a GMIB or GMAB rider in effect at the same time. Once elected, these riders may not be terminated except as stated below.


FACTS ABOUT GUARANTEED WITHDRAWAL BENEFIT RIDERS


MANAGING WITHDRAWALS. The GWB guarantee may be reduced if your annual withdrawals are greater than the maximum amount allowed, called the Annual Benefit Payment, which is described in more detail below. The GWB does not establish or guarantee an account value or minimum return for any investment portfolio. THE REMAINING GUARANTEED WITHDRAWAL AMOUNT (AS DESCRIBED BELOW) UNDER THE LIFETIME WITHDRAWAL GUARANTEE RIDERS, AND THE BENEFIT BASE (AS DESCRIBED BELOW) UNDER THE ENHANCED GWB AND GWB I RIDERS, CANNOT BE TAKEN AS A LUMP SUM. (However, if you cancel the Lifetime Withdrawal Guarantee rider after a waiting period of at least fifteen years, the Guaranteed Principal Adjustment will increase your account value to the purchase payments credited within the first 120 days of the date that we issue the contract, reduced proportionately for any withdrawals. See "Description of the Lifetime Withdrawal Guarantee II-Cancellation and Guaranteed Principal Adjustment" below.) Income taxes and penalties may apply to your



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withdrawals, and withdrawal charges may apply to withdrawals during the first contract year unless you take the necessary steps to elect to take such withdrawals under a Systematic Withdrawal Program. Withdrawal charges will also apply to withdrawals of purchase payments that exceed the free withdrawal amount. (See "Expenses-Withdrawal Charge.")


IF IN ANY CONTRACT YEAR YOU TAKE CUMULATIVE WITHDRAWALS THAT EXCEED THE ANNUAL BENEFIT PAYMENT, THE TOTAL PAYMENTS THAT THE GWB GUARANTEES THAT YOU OR YOUR BENEFICIARY WILL RECEIVE FROM THE CONTRACT OVER TIME MAY BE LESS THAN THE INITIAL GUARANTEED WITHDRAWAL AMOUNT (TOTAL GUARANTEED WITHDRAWAL AMOUNT FOR THE LIFETIME WITHDRAWAL GUARANTEE RIDERS). THIS REDUCTION MAY BE SIGNIFICANT AND MEANS THAT RETURN OF YOUR PURCHASE PAYMENTS MAY BE LOST. THE GWB RIDER CHARGE WILL CONTINUE TO BE DEDUCTED AND CALCULATED BASED ON THE GUARANTEED WITHDRAWAL AMOUNT (TOTAL GUARANTEED WITHDRAWAL AMOUNT FOR THE LIFETIME WITHDRAWAL GUARANTEE RIDERS) UNTIL TERMINATION OF THE RIDER.


RIDER CHARGES. If a Lifetime Withdrawal Guarantee rider or the GWB I rider is in effect, we will continue to assess the GWB rider charge even in the case where your Remaining Guaranteed Withdrawal Amount (for the Lifetime Withdrawal Guarantee) or Benefit Base (for GWB I), as described below, equals zero. However, if the Enhanced GWB rider is in effect, we will not continue to assess the GWB rider charge if your Benefit Base equals zero.


WITHDRAWAL CHARGE. We will apply a withdrawal charge to withdrawals from Purchase Payments of up to 7% of Purchase Payments taken in the first seven years following receipt of the applicable Purchase Payment. (See "Expenses - Withdrawal Charge - Free Withdrawal Amount" and "Access to Your Money - Systematic Withdrawal Program.")


TAXES. Withdrawals of taxable amounts will be subject to ordinary income tax and, if made prior to age 59 1/2, a 10% federal tax penalty may apply.


TAX TREATMENT. THE TAX TREATMENT OF WITHDRAWALS UNDER THE GWB RIDERS IS UNCERTAIN. IT IS CONCEIVABLE THAT THE AMOUNT OF POTENTIAL GAIN COULD BE DETERMINED BASED ON THE BENEFIT BASE (REMAINING GUARANTEED WITHDRAWAL AMOUNT UNDER THE LIFETIME WITHDRAWAL GUARANTEE RIDER) AT THE TIME OF THE WITHDRAWAL, IF THE BENEFIT BASE (OR REMAINING GUARANTEED WITHDRAWAL AMOUNT) IS GREATER THAN THE ACCOUNT VALUE (PRIOR TO WITHDRAWAL CHARGES, IF APPLICABLE). THIS COULD RESULT IN A GREATER AMOUNT OF TAXABLE INCOME REPORTED UNDER A WITHDRAWAL AND CONCEIVABLY A LIMITED ABILITY TO RECOVER ANY REMAINING BASIS IF THERE IS A LOSS ON SURRENDER OF THE CONTRACT. CONSULT YOUR TAX ADVISER PRIOR TO PURCHASE.


LIFETIME WITHDRAWAL GUARANTEE, GWB, AND DECEDENT CONTRACTS. If you are purchasing this contract with a nontaxable transfer of the death benefit proceeds of any annuity contract or IRA (or any other tax-qualified arrangement) of which you were the Beneficiary and you are "stretching" the distributions under the IRS required distribution rules, you may not purchase the Lifetime Withdrawal Guarantee rider.


If you are purchasing this contract with a nontaxable transfer of the death benefit proceeds of any Non-Qualified annuity contract of which you were the beneficiary and you are "stretching" the distributions under the IRS required distribution rules, you may not purchase the Enhanced GWB or GWB I rider.


(See Appendix E for examples of the GWB.)


DESCRIPTION OF THE LIFETIME WITHDRAWAL GUARANTEE II


TOTAL GUARANTEED WITHDRAWAL AMOUNT. While the Lifetime Withdrawal Guarantee II rider is in effect, we guarantee that you will receive a minimum amount over time. We refer to this minimum amount as the TOTAL GUARANTEED WITHDRAWAL AMOUNT. The initial Total Guaranteed Withdrawal Amount is equal to your initial Purchase Payment. We increase the Total Guaranteed Withdrawal Amount (up to a maximum of $10,000,000) by each additional Purchase Payment. If you take a withdrawal that does not exceed the Annual Benefit Payment (see "Annual Benefit Payment" below), then we will not reduce the Total Guaranteed Withdrawal Amount. We refer to this type of withdrawal as a Non-Excess Withdrawal. If, however, you take a withdrawal that results in cumulative withdrawals for the current Contract Year that exceed the Annual Benefit Payment, then we will reduce the Total Guaranteed Withdrawal Amount in the same proportion that the entire withdrawal (including any applicable withdrawal charges) reduced the Account Value. We refer to this type of withdrawal as an Excess



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Withdrawal. THIS REDUCTION MAY BE SIGNIFICANT, PARTICULARLY WHEN THE ACCOUNT
VALUE IS LOWER THAN THE TOTAL GUARANTEED WITHDRAWAL AMOUNT (SEE "MANAGING YOUR WITHDRAWALS" BELOW). Limiting your cumulative withdrawals during a Contract Year to not more than the Annual Benefit Payment will result in dollar-for-dollar treatment of the withdrawals..


REMAINING GUARANTEED WITHDRAWAL AMOUNT. The REMAINING GUARANTEED WITHDRAWAL AMOUNT is the remaining amount you are guaranteed to receive over time. We increase the Remaining Guaranteed Withdrawal Amount (up to a maximum of $10,000,000) by additional Purchase Payments. If you take a Non-Excess Withdrawal, we will decrease the Remaining Guaranteed Withdrawal Amount by the amount of the Non-Excess Withdrawal (including any applicable withdrawal charges). If, however, you take an Excess Withdrawal, then we will reduce the Remaining Guaranteed Withdrawal Amount in the same proportion that the withdrawal (including any applicable withdrawal charges) reduces the Account Value. THIS REDUCTION MAY BE SIGNIFICANT, PARTICULARLY WHEN THE ACCOUNT VALUE IS LOWER THAN THE REMAINING GUARANTEED WITHDRAWAL AMOUNT (SEE "MANAGING YOUR WITHDRAWALS" BELOW). Limiting your cumulative withdrawals during a Contract Year to not more than the Annual Benefit Payment will result in dollar-for-dollar treatment of the withdrawals. As described below under "Annual Benefit Payment," the Remaining Guaranteed Withdrawal Amount is the total amount you are guaranteed to receive over time if you take your first withdrawal before the Owner or older Joint Owner (or the Annuitant if the Owner is a non-natural person) is age 59 1/2. The Remaining Guaranteed Withdrawal Amount is also used to calculate an alternate death benefit available under the Lifetime Withdrawal Guarantee (see "Additional Information" below).


AUTOMATIC ANNUAL STEP-UP. On each contract anniversary prior to the Owner's 91st birthday (or, for the Joint Life version, the younger spouse's 91st birthday), an Automatic Annual Step-Up will occur, provided that the Account Value exceeds the Total Guaranteed Withdrawal Amount (after compounding) immediately before the step-up (and provided that you have not chosen to decline the step-up as described below).


The Automatic Annual Step-Up:


o resets the Total Guaranteed Withdrawal Amount and the Remaining Guaranteed Withdrawal Amount to the Account Value on the date of the step-up, up to a maximum of $10,000,000, regardless of whether or not you have taken any withdrawals;


o if the Single Life version of LWG II was elected, resets the Annual Benefit Payment equal to 5% of the Total Guaranteed Withdrawal Amount after the step-up (or 6% if you take your first withdrawal during a Contract Year in which the Owner (or oldest Joint Owner, or Annuitant if the Owner is a non-natural person) attains or will attain age 76); or, if the Joint Life version of LWG II was elected, resets the Annual Benefit Payment equal to 4.5% of the Total Guaranteed Withdrawal Amount after the step-up (or 6% if you take your first withdrawal during a Contract Year in which the younger spouse attains or will attain age 76 or older); and


o may reset the LWG II rider charge to a rate that does not exceed the lower of: (a) the Maximum Automatic Annual Step-Up Charge (1.60% for the Single Life version or 1.80% for the Joint Life version) or (b) the current rate that we charge for the same rider available for new contract purchases at the time of the Automatic Annual Step-Up.


For contracts issued prior to December 14, 2009, the second bullet item above
-----------------------------------------------
is replaced with the following: "if the Single Life version of LWG II was elected, resets the Annual Benefit Payment equal to 5% of the Total Guaranteed Withdrawal Amount after the step-up (or 6% if you make your first withdrawal on or after the contract anniversary following the date you reach age 76); or, if the Joint Life version of LWG II was elected, resets the Annual Benefit Payment equal to 4.5% of the Total Guaranteed Withdrawal Amount after the step-up (or 5% if you make your first withdrawal on or after the contract anniversary following the date the younger spouse reaches age 63)."


For contracts issued on or before February 23, 2009, the maximum charge upon an
---------------------------------------------------
Automatic Annual Step-Up is 1.25% (Single Life version) or 1.50% (Joint Life version).


In the event that the charge applicable to contract purchases at the time of the step-up is higher than your current LWG II rider charge, we will notify you in writing a minimum of 30 days in advance of the applicable contract anniversary and inform you that you may choose to decline the Automatic Annual Step-Up. If you choose to decline the Automatic Annual Step-Up, you must notify us in accordance with our Administrative Procedures (currently



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we require you to submit your request in writing to our Annuity Service Center no less than seven calendar days prior to the applicable contract anniversary). Once you notify us of your decision to decline the Automatic Annual Step-Up, you will no longer be eligible for future Automatic Annual Step-Ups until you notify us in writing to our Annuity Service Center that you wish to reinstate the step-ups. This reinstatement will take effect at the next contract anniversary after we receive your request for reinstatement. Please note that the Automatic Annual Step-Up may be of limited benefit if you intend to make Purchase Payments that would cause your Account Value to approach $10,000,000, because the Total Guaranteed Withdrawal Amount and Remaining Guaranteed Withdrawal Amount cannot exceed $10,000,000.


For contracts issued on or before February 23, 2009, if your Total Guaranteed
---------------------------------------------------
Withdrawal Amount is increased due to an Automatic Annual Step-Up on a contract anniversary occurring on July 1, 2012 or later, we currently will increase the rider charge for the Single Life version to 0.95% of the of the Total Guaranteed Withdrawal Amount, and we will increase the rider charge for the Joint Life version to 1.20% of the of the Total Guaranteed Withdrawal Amount, applicable after the contract anniversary on which the Automatic Annual Step-Up occurs.


ANNUAL BENEFIT PAYMENT. The initial ANNUAL BENEFIT PAYMENT is equal to the initial Total Guaranteed Withdrawal Amount multiplied by the Withdrawal Rate. If the Single Life version of the LWG II is elected, the Withdrawal Rate is 5% (6% if you take your first withdrawal during a Contract Year in which the Owner (or oldest Joint Owner, or Annuitant if the Owner is a non-natural person) attains or will attain age 76 or older). If the Joint Life version of the LWG II is elected, the Withdrawal Rate is 4.5% (6% if you take your first withdrawal during a Contract Year in which the younger spouse attains or will attain age 76 or older).


For contracts issued prior on or before December 11, 2009, if the Single Life
---------------------------------------------------------
version of the LWG II is elected, the Withdrawal Rate is 5% (6% if you make your first withdrawal on or after the contract anniversary following the date you reach age 76); if the Joint Life version of the LWG II is elected, the Withdrawal Rate is 4.5% (5% if you make your first withdrawal on or after the contract anniversary following the date the younger spouse reaches age 63).


If the Total Guaranteed Withdrawal Amount is later recalculated (for example, because of additional Purchase Payments, the Automatic Annual Step-Up, or Excess Withdrawals), the Annual Benefit Payment is reset equal to the new Total Guaranteed Withdrawal Amount multiplied by the Withdrawal Rate.


IT IS IMPORTANT TO NOTE:


o If you take your first withdrawal before the date you reach age 59 1/2 (or, for the Joint Life version, if you take your first withdrawal before the date when both you and your spouse are at least age 59 1/2), we will continue to pay the Annual Benefit Payment each year until the Remaining Guaranteed Withdrawal Amount is depleted, even if your Account Value declines to zero. This means if your Account Value is depleted due to a Non-Excess Withdrawal or the deduction of the rider charge, and your Remaining Guaranteed Withdrawal Amount is greater than zero, we will pay you the remaining Annual Benefit Payment, if any, not yet withdrawn during the Contract Year that the Account Value was depleted, and beginning in the following Contract Year, we will continue paying the Annual Benefit Payment to you each year until your Remaining Guaranteed Withdrawal Amount is depleted. This guarantees that you will receive your Purchase Payments regardless of market performance so long as you do not take Excess Withdrawals; however, you will not be guaranteed income for the rest of your life.


o If you take your first withdrawal on or after the date you reach age 59 1/2, we will continue to pay the Annual Benefit Payment each year for the rest of your life (and the life of your spouse, if the Joint Life version of the rider was elected, and you take your first withdrawal when both you and your spouse are at least age 59 1/2), even if your Remaining Guaranteed Withdrawal Amount and/or Account Value declines to zero. This means if your Remaining Guaranteed Withdrawal Amount and/or your Account Value is depleted due to a Non-Excess Withdrawal or the deduction of the rider charge, we will pay to you the remaining Annual Benefit Payment, if any, not yet withdrawn during that Contract Year that the Account Value was depleted, and beginning in the following Contract Year, we will continue paying the Annual Benefit Payment to you each year for the rest of your life (and your spouse's life, if the Joint Life version of the rider was elected, and you take the first withdrawal when both you and



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     your spouse are at least age 59 1/2). Therefore, you will be guaranteed income for life.


o The Withdrawal Rate used to calculate your Annual Benefit Payment varies depending on: (a) whether you have elected the Single Life or Joint Life version of LWG II, and (b) your age (or, for the Joint Life version, the age of the younger spouse) when you take your first withdrawal (see "Annual Benefit Payment" above).


o IF YOU HAVE ELECTED THE LWG II, YOU SHOULD CAREFULLY CONSIDER WHEN TO BEGIN TAKING WITHDRAWALS. IF YOU BEGIN TAKING WITHDRAWALS TOO SOON, YOU MAY LIMIT THE VALUE OF THE LWG II. FOR EXAMPLE, IF YOU DELAY TAKING WITHDRAWALS FOR TOO LONG, YOU MAY LIMIT THE NUMBER OF YEARS AVAILABLE FOR YOU TO TAKE WITHDRAWALS IN THE FUTURE (DUE TO LIFE EXPECTANCY) AND YOU MAY BE PAYING FOR A BENEFIT YOU ARE NOT USING.


o You have the option of receiving withdrawals under the LWG II rider or receiving payments under an annuity income option. You should consult with your registered representative when deciding how to receive income under this contract. In making this decision, you should consider many factors, including the relative amount of current income provided by the two options, the potential ability to receive higher future payments through potential increases to the value of the LWG II (as described below), your potential need to make additional withdrawals in the future, and the relative values to you of the death benefits available prior to and after annuitization. (See "Lifetime Withdrawal Guarantee and Annuitization" below.)


MANAGING YOUR WITHDRAWALS. It is important that you carefully manage your annual withdrawals. To retain the full guarantees of this rider, your annual withdrawals cannot exceed the Annual Benefit Payment each Contract Year. In other words, you should not take Excess Withdrawals. We do not include withdrawal charges for the purpose of calculating whether you have taken an Excess Withdrawal. IF YOU DO TAKE AN EXCESS WITHDRAWAL, WE WILL RECALCULATE THE TOTAL GUARANTEED WITHDRAWAL AMOUNT AND REDUCE THE ANNUAL BENEFIT PAYMENT TO THE NEW TOTAL GUARANTEED WITHDRAWAL AMOUNT MULTIPLIED BY THE WITHDRAWAL RATE (SEE "ANNUAL BENEFIT PAYMENT" ABOVE FOR HOW THE WITHDRAWAL RATE IS DETERMINED).


IN ADDITION, AS NOTED ABOVE, IF YOU TAKE AN EXCESS WITHDRAWAL, WE WILL REDUCE THE REMAINING GUARANTEED WITHDRAWAL AMOUNT IN THE SAME PROPORTION THAT THE WITHDRAWAL REDUCES THE ACCOUNT VALUE. THESE REDUCTIONS IN THE TOTAL GUARANTEED WITHDRAWAL AMOUNT, ANNUAL BENEFIT PAYMENT, AND REMAINING GUARANTEED WITHDRAWAL AMOUNT MAY BE SIGNIFICANT. You are still eligible to receive either lifetime payments or the remainder of the Remaining Guaranteed Withdrawal Amount so long as the withdrawal that exceeded the Annual Benefit Payment did not cause your Account Value to decline to zero. AN EXCESS WITHDRAWAL THAT REDUCES THE ACCOUNT VALUE TO ZERO WILL TERMINATE THE CONTRACT.


You can always take Non-Excess Withdrawals. However, if you choose to receive only a part of your Annual Benefit Payment in any given Contract Year, your Annual Benefit Payment is not cumulative and your Remaining Guaranteed Withdrawal Amount and Annual Benefit Payment will not increase. For example, if your Annual Benefit Payment is 5% of your Total Guaranteed Withdrawal Amount (because you elected the Single Life version of LWG II and took your first withdrawal before the Contract Year in which the Owner (or oldest Joint Owner, or Annuitant if the Owner is a non-natural person) will attain age 76), you cannot withdraw 3% of the Total Guaranteed Withdrawal Amount in one year and then withdraw 7% of the Total Guaranteed Withdrawal Amount the next year without making an Excess Withdrawal in the second year.


REQUIRED MINIMUM DISTRIBUTIONS. For IRAs and other contracts subject to Section 401(a)(9) of the Internal Revenue Code, you may be required to take withdrawals to fulfill minimum distribution requirements generally beginning at age 70 1/2. These required distributions may be larger than your Annual Benefit Payment. If you enroll in the Automated Required Minimum Distribution Program and elect annual withdrawals, AFTER THE FIRST CONTRACT YEAR, we will increase your Annual Benefit Payment to equal your most recently calculated required minimum distribution amount, if such amount is greater than your Annual Benefit Payment. Otherwise, any cumulative withdrawals you make to satisfy your required minimum distribution amount will be treated as Excess Withdrawals if they exceed your Annual Benefit Payment. YOU MUST BE ENROLLED ONLY IN THE AUTOMATED REQUIRED
                                 ----




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MINIMUM DISTRIBUTION PROGRAM TO QUALIFY FOR THIS INCREASE IN THE ANNUAL BENEFIT
PAYMENT. YOU MAY NOT BE ENROLLED IN ANY OTHER SYSTEMATIC WITHDRAWAL PROGRAM.
THE FREQUENCY OF YOUR WITHDRAWALS MUST BE ANNUAL. THE AUTOMATED REQUIRED
MINIMUM DISTRIBUTION PROGRAM IS BASED ON INFORMATION RELATING TO THIS CONTRACT ONLY. To enroll in the Automated Required Minimum Distribution Program, please contact our Annuity Service Center.


INVESTMENT ALLOCATION RESTRICTIONS. If you elect the LWG II rider, there are certain investment allocation restrictions. For a detailed description of the LWG II investment allocation restrictions, see "Purchase - Investment Allocation Restrictions for Certain Riders." If you elect the LWG II, you may not participate in the Dollar Cost Averaging (DCA) program. However, you may elect to participate in the Enhanced Dollar Cost Averaging (EDCA) program, provided that your destination investment portfolios are selected in accordance with the investment allocation restrictions.


JOINT LIFE VERSION. A Joint Life version of the LWG II rider is available for a charge of 1.50% (which may increase upon an Automatic Annual Step-Up to a maximum of 1.80%). Like the Single Life version of the LWG II rider, the Joint Life version must be elected at the time you purchase the contract, and the Owner (or oldest Joint Owner) must be age 85 or younger. Under the Joint Life version, when the Owner of the contract dies (or when the first Joint Owner dies), the LWG II rider will automatically remain in effect only if the spouse is the primary Beneficiary and elects to continue the contract under the spousal continuation provisions. (See "Death Benefit-Spousal Continuation.") This means that if you purchase the Joint Life version and subsequently get divorced, your former spouse will not be eligible to receive payments under the LWG II rider. Furthermore, changing the primary Beneficiary under the contract terminates the LWG II rider. In order for you and your spouse to receive lifetime income, both you and your spouse must be at least age 59 1/2 at the time of the first withdrawal.


The Withdrawal Rate for the Joint Life version of LWG II may differ from the Withdrawal Rate for the Single Life version (see "Annual Benefit Payment" above). In addition, for contracts issued prior to December 14, 2009, the age at which the 6% Compounding Income Amount may begin to be applied to the Total Guaranteed Withdrawal Amount and Remaining Guaranteed Withdrawal Amount is different for the Single Life and Joint Life versions of LWG II (see "6% Compounding Income Amount" below).



In situations in which a trust is both the Owner and Beneficiary of the contract, the Joint Life version of the LWG II would not apply.



For contracts issued on or before February 23, 2009, the current charge for the
---------------------------------------------------
Joint Life version is 0.85% (which may increase upon an Automatic Annual Step-Up to a maximum of 1.50%). (See "Automatic Annual Step-Up" above.)


CANCELLATION AND GUARANTEED PRINCIPAL ADJUSTMENT. You may elect to cancel the LWG II rider on the contract anniversary every five Contract Years for the first 15 Contract Years and annually thereafter. We must receive your cancellation request within 30 days following the applicable contract anniversary in accordance with our Administrative Procedures (currently we require you to submit your request in writing to our Annuity Service Center). The cancellation will take effect upon our receipt of your request. If cancelled, the LWG II rider will terminate, we will no longer deduct the LWG II rider charge, and the investment allocation restrictions described in "Purchase
- Investment Allocation Restrictions for Certain Riders" will no longer apply. The variable annuity contract, however, will continue.


If you cancel the LWG II rider on the fifteenth contract anniversary or any contract anniversary thereafter, we will add a Guaranteed Principal Adjustment to your Account Value. The Guaranteed Principal Adjustment is intended to restore your initial investment in the contract in the case of poor investment performance. The Guaranteed Principal Adjustment is equal to (a) - (b) where:


(a) is Purchase Payments credited within 120 days of the date that we issued the contract, reduced proportionately by the percentage reduction in Account Value attributable to any partial withdrawals taken (including any applicable withdrawal charges) and


(b)    is the Account Value on the date of cancellation.


The Guaranteed Principal Adjustment will be added to each applicable investment portfolio in the ratio the portion of the Account Value in such investment portfolio bears to the total Account Value in all investment



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


portfolios. The Guaranteed Principal Adjustment will never be less than zero.


Only Purchase Payments made during the first 120 days that you hold the contract are taken into consideration in determining the Guaranteed Principal Adjustment. Contract Owners who anticipate making Purchase Payments after 120 days should understand that such payments will not increase the Guaranteed Principal Adjustment. Purchase Payments made after 120 days are added to your Account Value and impact whether or not a benefit is due. Therefore, the LWG II may not be appropriate for you if you intend to make additional Purchase Payments after the 120-day period and are purchasing the LWG II for its Guaranteed Principal Adjustment feature.


TERMINATION OF THE LIFETIME WITHDRAWAL GUARANTEE II RIDER. The Lifetime Withdrawal Guarantee II rider will terminate upon the earliest of:


(1) the date of a full withdrawal of the Account Value (a pro rata portion of the rider charge will be assessed; you are still eligible to receive either the Remaining Guaranteed Withdrawal Amount or lifetime payments, provided the withdrawal did not exceed the Annual Benefit Payment and the provisions and conditions of the rider have been met);


(2) the date all of the Account Value is applied to an Annuity Option (a pro rata portion of the rider charge will be assessed);


(3) the date there are insufficient funds to deduct the Lifetime Withdrawal Guarantee rider charge from the Account Value and your contract is thereby terminated (whatever Account Value is available will be applied to pay the rider charge and you are still eligible to receive either the Remaining Guaranteed Withdrawal Amount or lifetime payments, provided the provisions and conditions of the rider have been met; however, you will have no other benefits under the contract);


(4) death of the Owner or Joint Owner (or the Annuitant if the Owner is a non-natural person), except where the contract is issued under the Joint Life version of the Lifetime Withdrawal Guarantee, the primary Beneficiary is the spouse, and the spouse elects to continue the contract under the spousal continuation provisions of the contract;


(5) change of the Owner or Joint Owner (or, for the Joint Life version, the primary Beneficiary) for any reason (a pro rata portion of the rider charge will be assessed), subject to our administrative procedures;


(6)    the effective date of the cancellation of the rider;


(7) termination of the contract to which the rider is attached (a pro rata portion of the rider charge will be assessed, except for a termination due to death); or


(8) the date you assign your contract (a pro rata portion of the rider charge will be assessed).


Under our current administrative procedures, we will waive the termination of the LWG II rider if you assign the contract under the following limited circumstances: if the assignment is solely for your benefit on account of your direct transfer of Account Value under Section 1035 of the Internal Revenue Code to fund premiums for a long term care insurance policy or Purchase Payments for an annuity contract issued by an insurance company which is not our affiliate and which is licensed to conduct business in any state. All such direct transfers are subject to any applicable withdrawal charges.


Once the rider is terminated, the LWG II rider charge will no longer be deducted and the LWG II investment allocation restrictions will no longer apply.


ADDITIONAL INFORMATION. The LWG II rider may affect the death benefit available under your contract. If the Owner or Joint Owner should die while the LWG II rider is in effect, an alternate death benefit amount will be calculated under the LWG II rider that can be taken in a lump sum. The LWG II death benefit amount that may be taken as a lump sum will be equal to total Purchase Payments less any partial withdrawals (deducted on a dollar-for-dollar basis). If this death benefit amount is greater than the death benefit provided by your contract, and if you made no Excess Withdrawals, then this death benefit amount will be paid instead of the death benefit provided by the contract. All other provisions of your contract's death benefit will apply.


Alternatively, the Beneficiary may elect to receive the Remaining Guaranteed Withdrawal Amount as a death benefit, in which case we will pay the Remaining Guaranteed Withdrawal Amount on a monthly basis (or any mutually agreed upon frequency, but no less frequently than annually) until the Remaining Guaranteed Withdrawal Amount is exhausted. The Beneficiary's withdrawal rights then come to an end. Currently, there is no minimum dollar amount for the payments; however, we reserve the right to accelerate any payment, in a lump sum,



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that is less than $500 (see below). This death benefit will be paid instead of the applicable contractual death benefit or the additional death benefit amount calculated under the LWG II as described above. Otherwise, the provisions of those contractual death benefits will determine the amount of the death benefit. Except as may be required by the Internal Revenue Code, an annual payment will not exceed the Annual Benefit Payment. If your Beneficiary dies while such payments are made, we will continue making the payments to the Beneficiary's estate unless we have agreed to another payee in writing. If the contract is a Non-Qualified Contract, any death benefit must be paid out over a time period and in a manner that satisfies Section 72(s) of the Internal Revenue Code. If the Owner (or the Annuitant, if the Owner is not a natural person) dies prior to the "annuity starting date" (as defined under the Internal Revenue Code and regulations thereunder), the period over which the Remaining Guaranteed Withdrawal Amount is paid as a death benefit cannot exceed the remaining life expectancy of the payee under the appropriate IRS tables. For purposes of the preceding sentence, if the payee is a non-natural person, the Remaining Guaranteed Withdrawal Amount must be paid out within 5 years from the date of death. Payments under this death benefit must begin within 12 months following the date of death.


We reserve the right to accelerate any payment, in a lump sum, that is less than $500 or to comply with requirements under the Internal Revenue Code (including minimum distribution requirements for IRAs and other contracts subject to Section 401(a)(9) of the Internal Revenue Code and Non-Qualified Contracts subject to Section 72(s)). If you terminate the LWG II rider because
(1) you make a total withdrawal of your Account Value; (2) your Account Value is insufficient to pay the LWG II rider charge; or (3) the contract Owner dies, except where the Beneficiary or Joint Owner is the spouse of the Owner and the spouse elects to continue the contract, you may not make additional Purchase Payments under the contract.


6% COMPOUNDING INCOME AMOUNT. For contracts issued on or before December 11,
                              ----------------------------------------------
2009, if the Single Life version of the LWG II has been elected, beginning with
----
the contract anniversary following the date you reach age 63, we increase the Total Guaranteed Withdrawal Amount and the Remaining Guaranteed Withdrawal Amount by an amount equal to 6% multiplied by the Total Guaranteed Withdrawal Amount and Remaining Guaranteed Withdrawal Amount before such increase (up to a maximum of $10,000,000) on each contract anniversary until the earlier of: (a) the date of the first withdrawal from the contract or (b) 5 years. We take the Total Guaranteed Withdrawal Amount and the Remaining Guaranteed Withdrawal Amount as of the last day of the Contract Year to determine the amount subject to the increase. If the first withdrawal from the contract is taken before the contract anniversary following the date you reach age 63, the Total Guaranteed Withdrawal Amount and Remaining Guaranteed Withdrawal Amount will never be increased by the 6% Compounding Income Amount.


If the Joint Life version of the LWG II has been elected, beginning with the contract anniversary following the date the younger spouse reaches age 66, we increase the Total Guaranteed Withdrawal Amount and the Remaining Guaranteed Withdrawal Amount by an amount equal to 6% multiplied by the Total Guaranteed Withdrawal Amount and Remaining Guaranteed Withdrawal Amount before such increase (up to a maximum of $10,000,000) on each contract anniversary until the earlier of: (a) the date of the first withdrawal from the contract or (b) 5 years. We take the Total Guaranteed Withdrawal Amount and the Remaining Guaranteed Withdrawal Amount as of the last day of the Contract Year to determine the amount subject to the increase. If the first withdrawal from the contract is taken before the contract anniversary following the date the younger spouse reaches age 66, the Total Guaranteed Withdrawal Amount and Remaining Guaranteed Withdrawal Amount will never be increased by the 6% Compounding Income Amount.


We may also increase the Total Guaranteed Withdrawal Amount and Remaining Guaranteed Withdrawal Amount by the Automatic Annual Step-Up (discussed above), if that would result in a higher Total Guaranteed Withdrawal Amount and Remaining Guaranteed Withdrawal Amount.


LIFETIME WITHDRAWAL GUARANTEE AND ANNUITIZATION. Since the Annuity Date at the time you purchase the contract is the later of age 90 of the Annuitant or 10 years from contract issue, you must make an election if you would like to extend your Annuity Date to the latest date permitted (subject to restrictions that may apply in New York State, restrictions imposed by your selling firm, and our current established administrative procedures). If you elect to extend your Annuity Date to the latest date permitted, and that date is reached, your contract must be annuitized (see "Annuity Payments (The Income Phase)"), or you must make a complete withdrawal of your Account



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Value. Annuitization may provide higher income amounts than the payments under the LWG II rider, depending on the applicable annuity option rates and your Account Value on the Annuity Date.


If you annuitize at the latest date permitted, you must elect one of the following options:


(1)    Annuitize the Account Value under the contract's annuity provisions.


(2) If you took withdrawals before age 59 1/2, and therefore you are not eligible for lifetime withdrawals under the LWG II rider, elect to receive the Annual Benefit Payment paid each year until the Remaining Guaranteed Withdrawal Amount is depleted. These payments will be equal in amount, except for the last payment that will be in an amount necessary to reduce the Remaining Guaranteed Withdrawal Amount to zero.


(3) If you are eligible for lifetime withdrawals under the LWG II rider, elect to receive the Annual Benefit Payment paid each year until your death (or the later of you and your spousal Beneficiary's death for the Joint Life version). If you (or you and your spousal Beneficiary for the Joint Life version) die before the Remaining Guaranteed Withdrawal Amount is depleted, your Beneficiaries will continue to receive payments equal to the Annual Benefit Payment each year until the Remaining Guaranteed Withdrawal Amount is depleted. These payments will be equal in amount, except for the last payment that will be in an amount necessary to reduce the Remaining Guaranteed Withdrawal Amount to zero.


If you do not select an Annuity Option or elect to receive payments under the LWG II rider, we will annuitize your contract under the Life Annuity with 10 Years of Annuity Payments Guaranteed Annuity Option. However, if we do, we will adjust your Annuity Payment or the Annuity Option, if necessary, so your aggregate Annuity Payments will not be less than what you would have received under the LWG II rider.


DESCRIPTION OF THE LIFETIME WITHDRAWAL GUARANTEE I


The Lifetime Withdrawal Guarantee I rider is no longer available for sale. The Lifetime Withdrawal Guarantee I rider is identical to the Lifetime Withdrawal Guarantee II, with the exceptions described below.


TOTAL GUARANTEED WITHDRAWAL AMOUNT. The maximum Total Guaranteed Withdrawal Amount for the Lifetime Withdrawal Guarantee I rider is $5,000,000. If you elect the Lifetime Withdrawal Guarantee I rider and take an Excess Withdrawal, we will reduce the Total Guaranteed Withdrawal Amount by an amount equal to the difference between the Total Guaranteed Withdrawal Amount after the withdrawal and the Account Value after the withdrawal (if lower). On the other hand, if you elect the LWG II rider and take an Excess Withdrawal, we will reduce the Total Guaranteed Withdrawal Amount in the same proportion that the withdrawal reduces the Account Value.


REMAINING GUARANTEED WITHDRAWAL AMOUNT. The maximum Remaining Guaranteed Withdrawal Amount for the Lifetime Withdrawal Guarantee I rider is $5,000,000. If you elect the Lifetime Withdrawal Guarantee I rider and take a withdrawal, we will reduce the Remaining Guaranteed Withdrawal Amount by the amount of each withdrawal regardless of whether it is an Excess or Non-Excess withdrawal. However, if the withdrawal is an Excess Withdrawal, then we will additionally reduce the Remaining Guaranteed Withdrawal Amount to equal the difference between the Remaining Guaranteed Withdrawal Amount after the withdrawal and the Account Value after the withdrawal (if lower). On the other hand, if you elect the LWG II rider and take a withdrawal, we will reduce the Remaining Guaranteed Withdrawal Amount by the amount of each withdrawal for withdrawals that are Non-Excess Withdrawals and for Excess Withdrawals, we will reduce the Remaining Guaranteed Withdrawal Amount in the same proportion that the withdrawal reduces the Account Value.


COMPOUNDING INCOME AMOUNT. If you elect the Lifetime Withdrawal Guarantee I rider, on each contract anniversary until the earlier of: (a) the date of the first withdrawal from the contract or (b) the tenth contract anniversary, we increase the Total Guaranteed Withdrawal Amount and the Remaining Guaranteed Withdrawal Amount by an amount equal to 5% multiplied by the Total Guaranteed Withdrawal Amount and Remaining Guaranteed Withdrawal Amount before such increase.



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ANNUAL BENEFIT PAYMENT. Under the Lifetime Withdrawal Guarantee I, the Annual
Benefit Payment is set equal to the Total Guaranteed Withdrawal Amount multiplied by the 5% Withdrawal Rate. By contrast, the Withdrawal Rate under the Lifetime Withdrawal Guarantee II varies depending on whether the Single Life or Joint Life version is elected and the age at which the first withdrawal is made. (See "Description of the Lifetime Withdrawal Guarantee II - Annual Benefit Payment" above.)


AUTOMATIC ANNUAL STEP-UP. If an Automatic Annual Step-Up occurs under the Lifetime Withdrawal Guarantee I rider, we may increase the Lifetime Withdrawal Guarantee I rider charge to the charge applicable to current contract purchases of the same rider at the time of the step-up, but to no more than a maximum of 0.95% (Single Life version) or 1.40% (Joint Life version) of the Total Guaranteed Withdrawal Amount.


If your Total Guaranteed Withdrawal Amount is increased due to an Automatic Annual Step-Up on a contract anniversary occurring on July 1, 2012 or later, we currently will increase the rider charge for the Single Life version to 0.80% of the Total Guaranteed Withdrawal Amount, and we will increase the rider charge for the Joint Life version to 1.05% of the Total Guaranteed Withdrawal Amount applicable after the contract anniversary on which the Automatic Annual Step-Up occurs. Automatic Annual Step-Ups may occur on each contract anniversary prior to the Owner's 86th birthday.


RIDER CHARGE. The charge for the Lifetime Withdrawal Guarantee I rider is 0.50% (Single Life version) or 0.70% (Joint Life version) of the Total Guaranteed Withdrawal Amount (see "Expenses - Lifetime Withdrawal Guarantee and Guaranteed Withdrawal Benefit - Rider Charge").


AGE AND OTHER PURCHASE REQUIREMENTS. You could only elect the Single Life version of the Lifetime Withdrawal Guarantee I rider if the Owner or oldest Joint Owner (or the Annuitant, if the Owner is a non-natural person) was at least 60 years old on the date the contract was issued. You could only elect the Joint Life version of the Lifetime Withdrawal Guarantee I rider if: (1) the contract was owned by Joint Owners who are spouses and (2) both Joint Owners were at least 63 years old on the date the contract was issued. Because of the requirement that the contract be owned by Joint Owners, the Joint Life version of the Lifetime Withdrawal Guarantee I rider could only be purchased with Non-Qualified Contracts.


TERMINATION. The Lifetime Withdrawal Guarantee I rider will not terminate upon a change of the primary Beneficiary.


INVESTMENT ALLOCATION RESTRICTIONS. If you elect the Lifetime Withdrawal Guarantee I rider, you are limited to allocating your Purchase Payments and Account Value among the following Investment Portfolios:


    (a)    the AllianceBernstein Global Dynamic Allocation Portfolio

    (b)    the Allianz Global Investors Dynamic Multi-Asset Plus Portfolio
    (c)    the American Funds (Reg. TM) Balanced Allocation Portfolio
    (d)    the American Funds (Reg. TM) Growth Allocation Portfolio
    (e)    the American Funds (Reg. TM) Moderate Allocation Portfolio
    (f)    the AQR Global Risk Balanced Portfolio
    (g)    the Barclays Aggregate Bond Index Portfolio
    (h)    the BlackRock Global Tactical Strategies Portfolio
    (i)    the BlackRock Money Market Portfolio
    (j)    the Invesco Balanced-Risk Allocation Portfolio
    (k)    the JPMorgan Global Active Allocation Portfolio
    (l)    the MetLife Asset Allocation 20 Portfolio
    (m)    the MetLife Asset Allocation 40 Portfolio
    (n)    the MetLife Asset Allocation 60 Portfolio
    (o)    the MetLife Asset Allocation 80 Portfolio
    (p)    the MetLife Balanced Plus Portfolio
    (q)    the MetLife Multi-Index Targeted Risk Portfolio
    (r)    the PanAgora Global Diversified Risk Portfolio
    (s)    the Pyramis (Reg. TM) Government Income Portfolio


    (t)    the Pyramis (Reg. TM) Managed Risk Portfolio
    (u)    the Schroders Global Multi-Asset Portfolio
    (v)    the SSgA Growth and Income ETF Portfolio
    (w)    the SSgA Growth ETF Portfolio



You may also elect to participate in the DCA or EDCA programs, provided that your destination Investment Portfolios are one or more of the above listed Investment Portfolios.



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


DESCRIPTION OF THE ENHANCED GUARANTEED WITHDRAWAL BENEFIT


BENEFIT BASE. The Guaranteed Withdrawal Amount is the maximum TOTAL amount of money that you are guaranteed to receive over time under the Enhanced GWB rider. At issue, the Guaranteed Withdrawal Amount and the Benefit Base are both equal to your initial Purchase Payment plus the GWB Bonus Amount. At any subsequent point in time, the BENEFIT BASE is the remaining amount of money that you are guaranteed to receive through withdrawals under the Enhanced GWB rider. Your Benefit Base will change with each Purchase Payment, or as the result of an Optional Reset. Also, each withdrawal will reduce your Benefit Base. If negative investment performance reduces your Account Value below the Benefit Base, you are still guaranteed to be able to withdraw the entire amount of your Benefit Base.


The Benefit Base is equal to:


o  Your initial Purchase Payment, increased by the 5% GWB Bonus Amount;


o  Increased by each subsequent Purchase Payment, and by the 5% GWB Bonus
     Amount;


o Reduced dollar for dollar by Benefits Paid, which are withdrawals (including any applicable withdrawal charge) and amounts applied to an Annuity Option (currently, you may not apply amounts less than your entire Account Value to an Annuity Option); and


o If a Benefit Paid from your contract is not payable to the contract Owner or the contract Owner's bank account (or to the Annuitant or the Annuitant's bank account, if the Owner is a non-natural person), or results in cumulative Benefits Paid for the current Contract Year exceeding the Annual Benefit Payment, and the resulting Benefit Base exceeds the Account Value, an additional reduction in the Benefit Base will be made. This additional reduction will be equal to the difference between the Benefit Base and your Account Value after the decrease for the Benefits Paid. The Benefit Base will also be reset as a result of an Optional Reset as described below.


(See section E of Appendix E for examples of how withdrawals affect the Benefit Base.)


ANNUAL BENEFIT PAYMENT. The ANNUAL BENEFIT PAYMENT is the maximum amount of your Benefit Base you may withdraw each Contract Year without adversely impacting the amount guaranteed to be available to you through withdrawals over time. The initial Annual Benefit Payment is equal to the initial Benefit Base multiplied by the GWB WITHDRAWAL RATE (7%). The Annual Benefit Payment is reset after each subsequent Purchase Payment to the greater of: (1) the Annual Benefit Payment before the subsequent Purchase Payment, and (2) the GWB Withdrawal Rate multiplied by the Benefit Base after the subsequent Purchase Payment. The Annual Benefit Payment will also be reset as a result of an Optional Reset as described below. You can continue to receive annual withdrawals in an amount equal to or less than your Annual Benefit Payment until your Benefit Base is depleted.


MANAGING YOUR WITHDRAWALS. It is important that you carefully manage your annual withdrawals. To retain the guarantees of this rider, your annual withdrawals cannot exceed the Annual Benefit Payment each Contract Year. We refer to withdrawals during a Contract Year that exceed the Annual Benefit Payment as Excess Withdrawals. We do not include withdrawal charges for the purpose of calculating whether you have taken an Excess Withdrawal. YOU SHOULD NOT TAKE EXCESS WITHDRAWALS. IF YOU DO TAKE AN EXCESS WITHDRAWAL, OR IF A WITHDRAWAL IS NOT PAYABLE TO THE CONTRACT OWNER OR THE CONTRACT OWNER'S BANK ACCOUNT (OR TO THE ANNUITANT OR THE ANNUITANT'S BANK ACCOUNT, IF THE OWNER IS A NON-NATURAL PERSON), THE ANNUAL BENEFIT PAYMENT WILL BE RECALCULATED AND MAY BE REDUCED. THIS REDUCTION MAY BE SIGNIFICANT. The new Annual Benefit Payment will equal the lower of (1) the Annual Benefit Payment before the withdrawal and (2) your Account Value after the decrease for the withdrawal (including any applicable withdrawal charge) multiplied by the GWB Withdrawal Rate. Because the GWB rider charge is assessed as a percentage of the Guaranteed Withdrawal Amount, any decrease of the Annual Benefit Payment caused by an Excess Withdrawal results in an increase in the cost of the rider relative to the benefits you will receive.


(See sections F and G of Appendix E for examples of how withdrawals and subsequent Purchase Payments affect the Annual Benefit Payment.)


You can always take annual withdrawals less than the Annual Benefit Payment. However, if you choose to receive only a part of, or none of, your Annual Benefit Payment in any given Contract Year, your Annual Benefit Payment is not cumulative and your Benefit Base and Annual Benefit Payment will not increase. For example, if your Annual



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Benefit Payment is 7% of your Benefit Base and you withdraw only 4% one year, you cannot then withdraw 10% the next year without exceeding your Annual Benefit Payment.


REQUIRED MINIMUM DISTRIBUTIONS. For IRAs and other contracts subject to Section 401(a)(9) of the Internal Revenue Code, you may be required to take withdrawals to fulfill minimum distribution requirements generally beginning at age 70 1/2. These required distributions may be larger than your Annual Benefit Payment. If you enroll in the Automated Required Minimum Distribution Program and elect annual withdrawals, AFTER THE FIRST CONTRACT YEAR, we will increase your Annual Benefit Payment to equal your most recently calculated required minimum distribution amount, if such amount is greater than your Annual Benefit Payment. Otherwise, any cumulative withdrawals you make to satisfy your required minimum distribution amount will be treated as Excess Withdrawals if they exceed your Annual Benefit Payment. YOU MUST BE ENROLLED ONLY IN THE AUTOMATED REQUIRED
                                             ----
MINIMUM DISTRIBUTION PROGRAM TO QUALIFY FOR THIS INCREASE IN THE ANNUAL BENEFIT PAYMENT. YOU MAY NOT BE ENROLLED IN ANY OTHER SYSTEMATIC WITHDRAWAL PROGRAM. THE FREQUENCY OF YOUR WITHDRAWALS MUST BE ANNUAL. THE AUTOMATED REQUIRED MINIMUM DISTRIBUTION PROGRAM IS BASED ON INFORMATION RELATING TO THIS CONTRACT ONLY. To enroll in the Automated Required Minimum Distribution Program, please contact our Annuity Service Center.


GUARANTEED WITHDRAWAL AMOUNT. We assess the GWB rider charge as a percentage of the GUARANTEED WITHDRAWAL AMOUNT, which is initially set at an amount equal to your initial Purchase Payment plus the GWB Bonus Amount. The Guaranteed Withdrawal Amount may increase with subsequent Purchase Payments. In this case, the Guaranteed Withdrawal Amount will be reset equal to the greater of: (1) the Guaranteed Withdrawal Amount before the Purchase Payment and (2) the Benefit Base after the Purchase Payment. Withdrawals do not decrease the Guaranteed Withdrawal Amount. The Guaranteed Withdrawal Amount will also be reset as a result of an Optional Reset as described below. If your Guaranteed Withdrawal Amount increases, the amount of the GWB rider charge we deduct will increase because the rider charge is a percentage of your Guaranteed Withdrawal Amount.


OPTIONAL RESET. At any contract anniversary prior to the 86th birthday of the Owner (or oldest Joint Owner or Annuitant if the contract is owned by a non-natural person), you may elect an Optional Reset. The purpose of an Optional Reset is to "lock-in" a higher Benefit Base, which may increase the amount of the Annual Benefit Payment and lengthen the period of time over which these withdrawals can be taken. We reserve the right to prohibit an Optional Reset election if we no longer offer this benefit.


An Optional Reset will:


o Reset your Guaranteed Withdrawal Amount and Benefit Base equal to the Account Value on the date of the reset;


o Reset your Annual Benefit Payment equal to the Account Value on the date of the reset multiplied by the GWB Withdrawal Rate (7%); and


o Reset the Enhanced GWB rider charge equal to the then current level we would charge for the same rider at the time of the reset, up to the maximum charge of 1.00% (0.95% for contracts issued before July 16, 2007).


You may elect either a one-time Optional Reset or Automatic Annual Resets. A one-time Optional Reset is permitted only if: (1) your Account Value is larger than the Benefit Base immediately before the reset, and (2) the reset occurs prior to the 86th birthday of the Owner (or oldest Joint Owner or Annuitant if the contract is owned by a non-natural person).


We must receive your request for a one-time Optional Reset in accordance with our administrative procedures (currently we require you to submit your request in writing to our Annuity Service Center) before the applicable contract anniversary. The Optional Reset will take effect on the next contract anniversary following our receipt of your written request.


If you elect Automatic Annual Resets, a reset will occur automatically on any contract anniversary if: (1) your Account Value is larger than the Guaranteed Withdrawal Amount immediately before the reset, and (2) the contract anniversary is prior to the 86th birthday of the Owner (or oldest Joint Owner or Annuitant if the contract is owned by a non-natural person). The same conditions will apply to each Automatic Annual Reset.



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In the event that the charge applicable to contract purchases at the time of the Automatic Annual Reset is higher than your current Enhanced GWB rider charge, we will notify you in writing a minimum of 30 days in advance of the applicable contract anniversary and inform you that you may choose to decline the Automatic Annual Reset. You may discontinue Automatic Annual Resets by notifying us in writing, at our Annuity Service Center (or by any other method acceptable to us), prior to the contract anniversary on which a reset may otherwise occur. If you discontinue the Automatic Annual Resets, no reset will occur automatically on any subsequent contract anniversary unless you make a new election under the terms described above. (If you discontinue Automatic Annual Resets, the Enhanced GWB rider (and the rider charge) will continue, and you may choose to elect a one-time Optional Reset or reinstate Automatic Annual Resets.)


It is possible to elect a one-time Optional Reset when the Account Value is larger than the Benefit Base but smaller than the Guaranteed Withdrawal Amount. (By contrast, an Automatic Annual Reset will never occur if the the Account Value is smaller than the Guaranteed Withdrawal Amount.) If you elect a one-time Optional Reset when the Account Value before the reset was less than the Guaranteed Withdrawal Amount, you would lock in a higher Benefit Base, which would increase the total amount you are guaranteed to receive through withdrawals under the Enhanced GWB rider, and extend the period of time over which you could make those withdrawals. However, you would also decrease the Annual Benefit Payment and the Guaranteed Withdrawal Amount. You should consider electing a one-time Optional Reset when your Account Value is smaller than the Guaranteed Withdrawal Amount only if you are willing to accept the decrease in the Annual Benefit Payment and Guaranteed Withdrawal Amount in return for locking in the higher Benefit Base. Otherwise, you should only elect a one-time Optional Reset when your Account Value is larger than the Guaranteed Withdrawal Amount.


Any benefit of a one-time Optional Reset or Automatic Annual Reset also depends on the current Enhanced GWB rider charge. If the current charge in effect at the time of the reset is higher than the charge you are paying, it may not be beneficial to elect a reset because we will begin applying the higher current charge at the time of the reset (even if a one-time Optional Reset results in a decrease of your Annual Benefit Payment and/or your Guaranteed Withdrawal Amount).


For contracts issued prior to July 16, 2007, you may elect an Optional Reset
-------------------------------------------
beginning with the third contract anniversary (as long as it is prior to the Owner's 86th birthday) and at any subsequent contract anniversary prior to the Owner's 86th birthday, as long as it has been at least three years since the last Optional Reset. Automatic Annual Resets are not available.


CANCELLATION OF THE ENHANCED GWB RIDER. You may elect to cancel the Enhanced GWB rider in accordance with our Administrative Procedures (currently we require you to submit your cancellation request in writing to our Annuity Service Center) during the 90-day period following your fifth contract anniversary. Such cancellation will take effect upon our receipt of your request. If cancelled, the Enhanced GWB rider will terminate and we will no longer deduct the Enhanced GWB rider charge. The variable annuity contract, however, will continue. If you cancel the Enhanced GWB rider, you may not re-elect it.


TERMINATION OF THE ENHANCED GWB RIDER. The Enhanced GWB rider will terminate upon the earliest of:


(1)    the date you make a full withdrawal of your Account Value;


(2)    the date you apply all of your Account Value to an Annuity Option;


(3) the date there are insufficient funds to deduct the Enhanced GWB rider charge from your Account Value (whatever Account Value is available will be applied to pay the annual Enhanced GWB rider charge);


(4) the date we receive due proof of the Owner's death and a Beneficiary claim form, except where the Beneficiary or Joint Owner is the spouse of the Owner and the spouse elects to continue the contract and the spouse is less than 85 years old, or the Annuitant dies if the Owner is a non-natural person; note: (a) if the spouse elects to continue the contract (so long as the spouse is less than 85 years old and the Enhanced GWB rider is in effect at the time of continuation), all terms and conditions of the Enhanced GWB rider will apply to the surviving spouse; and (b) we will not terminate the rider until we receive both due proof of the Owner's death and a Beneficiary claim form (from certain Beneficiaries, such as a trust, we may require additional information, such as the trust document), which means we will continue to deduct the Enhanced GWB rider charge until we receive this information;


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(5)    a change of the Owner or Joint Owner (or the Annuitant if the Owner is a
     non-natural person) for any reason (currently we follow our administrative procedures regarding termination for a change of Owner or Joint Owner or Annuitant, if a non-natural person owns the contract);


(6)    the effective date of the cancellation of the rider; or


(7)    the termination of your contract.


ADDITIONAL INFORMATION. If you take a full withdrawal of your Account Value and the withdrawal does not exceed the Annual Benefit Payment, or your Account Value is reduced to zero because you do not have a sufficient Account Value to pay the GWB rider charge and your Benefit Base after the withdrawal is greater than zero, we will commence making payments to the Owner or Joint Owner (or to the Annuitant if the Owner is a non-natural person) on a monthly basis (or any mutually agreed upon frequency, but not less frequently than annually) until the Benefit Base is exhausted. Your withdrawal rights then come to an end. Currently, there is no minimum dollar amount for the payments; however, we reserve the right to accelerate any payment, in a lump sum, that is less than $500 (see below). The total annual payments cannot exceed the Annual Benefit Payment, except to the extent required under the Internal Revenue Code. If you or the Joint Owner (or the Annuitant if the Owner is a non-natural person) should die while these payments are being made, your Beneficiary will receive these payments. No other death benefit will be paid.


If the Owner or Joint Owner (or the Annuitant if the Owner is a non-natural person) should die while the Enhanced GWB rider is in effect, your Beneficiary may elect to receive the Benefit Base as a death benefit in lieu of any other contractual death benefits. Otherwise, the provisions of those death benefits will determine the amount of the death benefit and no benefit will be payable under the Enhanced GWB rider.


If the Beneficiary elects the Benefit Base as a death benefit, we will pay the remaining Benefit Base on a monthly basis (or any mutually agreed upon frequency, but no less frequently than annually) until the Benefit Base is exhausted. Except as may be required by the Internal Revenue Code, an annual payment will not exceed the Annual Benefit Payment. If your Beneficiary dies while such payments are made, we will continue making the payments to the Beneficiary's estate unless we have agreed to another payee in writing. If the contract is a Non-Qualified Contract, any death benefit must be paid out over a time period and in a manner that satisfies Section 72(s) of the Internal Revenue Code. If the Owner (or the Annuitant, if the Owner is not a natural person) dies prior to the "annuity starting date" (as defined under the Internal Revenue Code and regulations thereunder), the period over which the Benefit Base is paid as a death benefit cannot exceed the remaining life expectancy of the payee under the appropriate IRS tables. For purposes of the preceding sentence, if the payee is a non-natural person, the Benefit Base must be paid out within 5 years from the date of death. Payments under this death benefit must begin within 12 months following the date of death.


We reserve the right to accelerate any payment, in a lump sum, that is less than $500 or to comply with requirements under the Internal Revenue Code (including minimum distribution requirements for IRAs and other contracts subject to Section 401(a)(9) of the Internal Revenue Code and Non-Qualified Contracts subject to Section 72(s)). If you terminate the Enhanced GWB rider because (1) you make a total withdrawal of your Account Value; (2) your Account Value is insufficient to pay the GWB rider charge; or (3) the contract Owner or Joint Owner (or the Annuitant, if the Owner is a non-natural person) dies, except where the Beneficiary or Joint Owner is the spouse of the Owner and the spouse elects to continue the contract and the spouse is less than 85 years old, you may not make additional Purchase Payments under the contract.


ENHANCED GWB AND ANNUITIZATION. Since the Annuity Date at the time you purchase the contract is the later of age 90 of the Annuitant or 10 years from contract issue, you must make an election if you would like to extend your Annuity Date to the latest date permitted (subject to restrictions that may apply in New York State, restrictions imposed by your selling firm, and our current established administrative procedures). If you elect to extend your Annuity Date to the latest date permitted, and that date is reached, your contract must be annuitized (see "Annuity Payments (The Income Phase)"), or you must make a complete withdrawal of your Account Value.


If you annuitize at the latest date permitted, you must elect one of the following options:


(1)    Annuitize the Account Value under the contract's annuity provisions.


(2) Elect to receive the Annual Benefit Payment under the Enhanced GWB rider paid each year until the Benefit Base is depleted. These payments will be equal in



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     amount, except for the last payment that will be in an amount necessary to reduce the Benefit Base to zero.


If you do not select an Annuity Option or elect to receive payments under the Enhanced GWB rider, we will annuitize your contract under the Life Annuity with 10 Years of Annuity Payments Guaranteed Annuity Option. However, if we do, we will adjust your Annuity Payment or the Annuity Option, if necessary, so your aggregate Annuity Payments will not be less than what you would have received under the Enhanced GWB rider.



DESCRIPTION OF THE GUARANTEED WITHDRAWAL BENEFIT I



The GWB I rider is the same as the Enhanced GWB rider described above with the following differences: (1) there is no favorable treatment of required minimum distributions; (2) the GWB I rider charge continues even if your Benefit Base equals zero; (3) you may only elect the Optional Reset once every five Contract Years, as described below; (4) the GWB I rider charge is 0.50% and the maximum GWB I rider charge upon an Optional Reset is 0.95%; (5) you do not have the ability to cancel the rider following your fifth contract anniversary; and (6) we include withdrawal charges for purposes of determining whether your withdrawals have exceeded your Annual Benefit Payment.


OPTIONAL RESET. Starting with the fifth contract anniversary (as long as it is prior to the Owner's 86th birthday), you may ask us to reset the Annual Benefit Payment, Benefit Base and Guaranteed Withdrawal Amount. We must receive your request in writing within a 30-day period prior to that contract anniversary. You may elect an Optional Reset at any subsequent contract anniversary as long as it has been at least five years since the last Optional Reset and it is prior to the Owner's 86th birthday.


GUARANTEED MINIMUM ACCUMULATION BENEFIT


The Guaranteed Minimum Accumulation Benefit (GMAB) rider is no longer available for sale.


The GMAB guarantees that your Account Value will not be less than a minimum amount at the end of a specified number of years (the "Rider Maturity Date"). If your Account Value is less than the minimum guaranteed amount at the Rider Maturity Date, we will apply an additional amount to increase your Account Value so that it is equal to the guaranteed amount.



If you elected the GMAB rider, we required you to allocate your Purchase Payments and all of your Account Value to one of three Investment Portfolios
                                          ---
(see the "Original Investment Portfolios" in the table below). You may also allocate purchase payments to the EDCA program, provided that your destination portfolio is the available MetLife Asset Allocation Program portfolio that you have chosen. No transfers are permitted while this rider is in effect. The Investment Portfolio that you chose at the time you elected the GMAB determines the percentage of Purchase Payments that equals the guaranteed amount. The original Investment Portfolios available at the time you chose the GMAB rider, the percentage of Purchase Payments that determined the guaranteed amount, and the number of years to the Rider Maturity Date for each, are:





                            Guaranteed
                              Amount           Years to
Original                  (% of Purchase         Rider
Investment Portfolio         Payments)       Maturity Date
----------------------   ----------------   --------------
MetLife Defensive
Strategy Portfolio(1)    130%               10 years
MetLife Moderate
Strategy Portfolio(2)    120%               10 years
MetLife Balanced
Strategy Portfolio(3)    110%               10 years





    (1) Effective as of April 28, 2014, the MetLife Defensive Strategy Portfolio of Met Investors Series Trust merged into the MetLife Asset Allocation 40 Portfolio of Metropolitan Series Fund.


    (2) Effective as of April 28, 2014, the MetLife Moderate Strategy Portfolio of Met Investors Series Trust merged into the MetLife Asset Allocation 40 Portfolio of Metropolitan Series Fund.


    (3) Effective as of April 28, 2014, the MetLife Balanced Strategy Portfolio of Met Investors Series Trust merged into the MetLife Asset Allocation 60 Portfolio of Metropolitan Series Fund.


The Investment Portfolio mergers that occurred on April 28, 2014 did not affect the Guaranteed Amount under the GMAB.


After April 28, 2014, contract owners who originally elected the MetLife Moderate Strategy Portfolio of Met Investors Series Trust will be permitted to make a one-time transfer of their entire Account Value from the MetLife Asset Allocation 40 Portfolio of Metropolitan Series Fund to the American Funds (Reg.
TM) Moderate Allocation Portfolio of Met Investors Series Trust. Eligible contract owners will receive a communication from us describing how they can




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



elect this one-time transfer. The transfer must be requested during the 90 day period following the date of the communication. If you do not receive this communication, please contact the Annuity Service Center.


For more information about the Investment Portfolios, please see the prospectuses for the Investment Portfolios and the "Investment Portfolio Expenses" section and Appendix B of this prospectus.



This benefit is intended to protect you against poor investment performance during the Accumulation Phase of your contract. You may not have this benefit and a GMIB or GWB rider in effect at the same time.



BENEFIT DESCRIPTION. The GMAB rider guarantees that at the Rider Maturity Date, your Account Value will at least be equal to a percentage of the Purchase Payments you made during the first 120 days that you held the contract (the "GMAB Eligibility Period"), less reductions for any withdrawals (and related withdrawal charges) that you made at any time before the Rider Maturity Date. The percentage of Purchase Payments made that determines the guaranteed amount range from 110% to 130%, depending on the Investment Portfolio you selected. This guaranteed amount is the "GUARANTEED ACCUMULATION AMOUNT." The Guaranteed Accumulation Amount is used only to determine the amount of any benefit payable under the GMAB feature and the amount of the annual charge for the GMAB. There is a maximum Guaranteed Accumulation Amount for your contract that is shown on your contract schedule page (currently $5 million). Purchase Payments made after this maximum Guaranteed Accumulation Amount is reached will not increase the Guaranteed Accumulation Amount above the maximum. However, if you make a withdrawal of Account Value during the GMAB Eligibility Period that reduces the Guaranteed Accumulation Amount below the maximum, then Purchase Payments you make AFTER the withdrawal, and during the GMAB Eligibility Period, will increase the Guaranteed Accumulation Amount until it reaches the maximum. Only Purchase Payments made during the first 120 days that you hold the contract are taken into consideration in determining the Guaranteed Accumulation Amount. If you anticipate making Purchase Payments after 120 days, you should understand that such payments will not increase the Guaranteed Accumulation Amount. Purchase Payments made after 120 days are added to your Account Value and impact whether or not a benefit is due under the GMAB feature at the Rider Maturity Date.


On your contract's issue date, the Guaranteed Accumulation Amount is equal to a percentage of your initial Purchase Payment. Subsequent Purchase Payments made during the GMAB Eligibility Period increase the Guaranteed Accumulation Amount by the percentage amount of the Purchase Payment (subject to the limit described above) depending on which Investment Portfolio you selected at the time you elected the GMAB. When you make a withdrawal from the contract, the Guaranteed Accumulation Amount is reduced in the same proportion that the amount of the withdrawal (including any related withdrawal charge) bears to the total Account Value.



     EXAMPLE:


   Assume your Account Value is $100,000 and your Guaranteed Accumulation Amount is $120,000, prior to making a $10,000 withdrawal from the contract. The withdrawal amount is 10% of the Account Value. Therefore, after the withdrawal, your Account Value would be $90,000 and your Guaranteed Accumulation Amount would be $108,000 (90% of $120,000).


The Guaranteed Accumulation Amount does not represent an amount of money available for withdrawal and is not used to calculate any benefits under the contract prior to the Rider Maturity Date.



At the Rider Maturity Date, after deduction of the annual charge for the GMAB rider, we will compare your contract's Account Value to its Guaranteed Accumulation Amount. If the Account Value is less than the Guaranteed Accumulation Amount, we will contribute to your Account Value the amount needed to make it equal the Guaranteed Accumulation Amount. (This added amount is the "Guaranteed Accumulation Payment.") The Guaranteed Accumulation Payment is allocated entirely to the Investment Portfolio you have selected (no portion of the Guaranteed Accumulation Payment is allocated to the EDCA account).



If your Account Value is greater than or equal to the Guaranteed Accumulation Amount at the Rider Maturity Date, then no Guaranteed Accumulation Payment will be paid into your Account Value. The GMAB rider terminates at the Rider Maturity Date. We will not deduct the GMAB rider charge after that date, and the related investment requirements and restrictions will no longer apply.


If your Account Value is reduced to zero for any reason other than a full withdrawal of the Account Value or



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


application of the entire Account Value to an Annuity Option, but your contract has a positive Guaranteed Accumulation Amount remaining, the contract and the GMAB rider will remain in force. No charge for the GMAB rider will be deducted or accrue while there is insufficient Account Value to cover the deductions for the charge. At the Rider Maturity Date, the Guaranteed Accumulation Payment will be paid into the Account Value.


Purchase Payments made after the 120 day GMAB Eligibility Period may have a significant impact on whether or not a Guaranteed Accumulation Payment is due at the Rider Maturity Date. Even if Purchase Payments made during the 120 day GMAB Eligibility Period lose significant value, if the Account Value, which includes all Purchase Payments, is equal to or greater than the Guaranteed
         ---
Accumulation Amount, which is a percentage of your Purchase Payments made during the 120 day period, then no Guaranteed Accumulation Payment is made. Therefore, the GMAB rider may not be appropriate for you if you intend to make additional Purchase Payments after the GMAB Eligibility Period.


     EXAMPLE:



   Assume that you made one $10,000 Purchase Payment during the 120 day GMAB Eligibility Period and you selected the MetLife Balanced Strategy Porfolio. Therefore, the Guaranteed Accumulation Amount is $11,000 (110% of your $10,000 Purchase Payment). Assume that at the Rider Maturity Date, your Account Value is $0. The Guaranteed Accumulation Payment is $11,000 ($11,000 - $0 = $11,000).


   In contrast, assume that you made one $10,000 Purchase Payment during the 120 day GMAB Eligibility Period and you selected the MetLife Balanced Strategy Porfolio. Therefore, the Guaranteed Accumulation Amount is $11,000. Also assume that on the day before the Rider Maturity Date your Account Value is $0. Assume that you decide to make one Purchase Payment on the day before the Rider Maturity Date of $11,000. At the Rider Maturity Date, assume there has not been any positive or negative investment experience for the one day between your Purchase Payment and the Rider Maturity Date. Consequently, your Account Value is $11,000. We would not pay a Guaranteed Accumulation Payment because the Account Value of $11,000 is equal to the Guaranteed Accumulation Amount of $11,000 ($11,000 - $11,000 = $0).



RIDER TERMINATION. The GMAB rider will terminate at the earliest of: (1) the Rider Maturity Date; (2) the date you surrender the contract; (3) the date you cancel the GMAB rider, as described below; (4) the date you apply all of your Account Value to an Annuity Option; and (5) the date of death of the Owner or Joint Owner (or Annuitant if the Owner is a non-natural person), unless the Beneficiary is the spouse of the Owner and elects to continue the contract under the spousal continuation provisions of the contract.


Once the rider is terminated, the GMAB rider charge will no longer be deducted and the related investment requirements and limitations will no longer apply. If the rider is terminated before the Rider Maturity Date, the Guaranteed Accumulation Payment will not be paid.


CANCELLATION. You have a one-time right to cancel this optional benefit to take effect on your fifth contract anniversary. We must receive your request in writing within the 90-day period after your fifth contract anniversary. Such cancellation will take effect upon our receipt of your request. Once you have cancelled the GMAB rider, you will no longer be eligible to receive the Guaranteed Accumulation Payment or be bound by the investment requirements and restrictions, and we will no longer deduct the charge for this rider.


GMAB AND DECEDENT CONTRACTS. If you are purchasing this contract with a nontaxable transfer of the death benefit proceeds of any annuity contract or IRA (or any other tax-qualified arrangement) of which you were the Beneficiary and you are "stretching" the distributions under the IRS required distribution rules, you may not purchase the GMAB rider.




8. PERFORMANCE

We periodically advertise subaccount performance relating to the Investment Portfolios. We will calculate performance by determining the percentage change in the value of an Accumulation Unit by dividing the increase (decrease) for that unit by the value of the Accumulation Unit at the beginning of the period. This performance number reflects the deduction of the Separate Account product charges (including certain death benefit rider charges) and the Investment Portfolio expenses. It does not reflect the deduction of any applicable account fee, withdrawal charge, or applicable optional rider charges. The deduction of these charges would reduce the percentage increase or



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


make greater any percentage decrease. Any advertisement will also include total return figures which reflect the deduction of the Separate Account product charges (including certain death benefit rider charges), account fee, withdrawal charges, applicable optional rider charges, and the Investment Portfolio expenses.


For periods starting prior to the date the contract was first offered, the performance will be based on the historical performance of the corresponding Investment Portfolios for the periods commencing from the date on which the particular Investment Portfolio was made available through the Separate Account.


In addition, the performance for the Investment Portfolios may be shown for the period commencing from the inception date of the Investment Portfolios. These figures should not be interpreted to reflect actual historical performance of the Separate Account.


We may, from time to time, include in our advertising and sales materials performance information for funds or investment accounts related to the Investment Portfolios and/or their investment advisers or subadvisers. Such related performance information also may reflect the deduction of certain contract charges. We may also include in our advertising and sales materials tax deferred compounding charts and other hypothetical illustrations, which may include comparisons of currently taxable and tax deferred investment programs, based on selected tax brackets.


We may advertise the living benefit and death benefit riders using illustrations showing how the benefit works with historical performance of specific Investment Portfolios or with a hypothetical rate of return (which rate will not exceed 12%) or a combination of historical and hypothetical returns. These illustrations will reflect the deduction of all applicable charges including the portfolio expenses of the underlying Investment Portfolios.


You should know that for any performance we illustrate, future performance will vary and results shown are not necessarily representative of future results.




9. DEATH BENEFIT

UPON YOUR DEATH


If you die during the Accumulation Phase, we will pay a death benefit to your Beneficiary (or Beneficiaries). The Principal Protection is the standard death benefit for your contract. If you are age 79 or younger at the effective date of your contract, you may select the optional Annual Step-Up Death Benefit rider. For contracts issued prior to May 1, 2003, the Annual Step-Up is the standard death benefit for your contract.


The death benefits are described below. If you have already been issued a contract, please check your contract and riders for the specific provisions applicable to you.


The death benefit is determined as of the end of the Business Day on which we receive both due proof of death and an election for the payment method. Where there are multiple Beneficiaries, the death benefit will only be determined as of the time the first Beneficiary submits the necessary documentation in Good Order. If the death benefit payable is an amount that exceeds the Account Value on the day it is determined, we will apply to the contract an amount equal to the difference between the death benefit payable and the Account Value, in accordance with the current allocation of the Account Value. This death benefit amount remains in the Investment Portfolios until each of the other Beneficiaries submits the necessary documentation in Good Order to claim his/her death benefit. (See "General Death Benefit Provisions" below.) Any death benefit amounts held in the Investment Portfolios on behalf of the remaining Beneficiaries are subject to investment risk. There is no additional death benefit guarantee.


If you have a Joint Owner, the death benefit will be paid when the first Owner dies. Upon the death of either Owner, the surviving Joint Owner will be the primary Beneficiary. Any other Beneficiary designation will be treated as a contingent Beneficiary, unless instructed otherwise.


If a non-natural person owns the contract, the Annuitant will be deemed to be the Owner in determining the death benefit. If there are Joint Owners, the age of the older Owner will be used to determine the death benefit amount.


If we are presented with notification of your death before any requested transaction is completed (including transactions under a dollar cost averaging program, the Automatic Rebalancing Program, the Systematic Withdrawal Program, or the Automated Required Minimum Distribution Program), we will cancel the request. As described above, the death benefit will be determined when we receive both due proof of death and an election for the payment method.



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


STANDARD DEATH BENEFIT - PRINCIPAL PROTECTION


The death benefit will be the greater of:


(1)    the Account Value; or


(2) total Purchase Payments, reduced proportionately by the percentage reduction in Account Value attributable to each partial withdrawal (including any applicable withdrawal charge).


If the Owner is a natural person and the Owner is changed to someone other than a spouse, the death benefit amount will be determined as defined above; however, subsection (2) will be changed to provide as follows: "the Account Value as of the effective date of the change of Owner, increased by Purchase Payments received after the date of the change of Owner, reduced proportionately by the percentage reduction in Account Value attributable to each partial withdrawal (including any applicable withdrawal charge) made after such date."


In the event that a Beneficiary who is the spouse of the Owner elects to continue the contract in his or her name after the Owner dies, the death benefit amount will be determined in accordance with (1) or (2) above.


(See Appendix F for examples of the Principal Protection death benefit rider.)


OPTIONAL DEATH BENEFIT - ANNUAL STEP-UP


You may select the Annual Step-Up death benefit rider if you are age 79 or younger at the effective date of your contract. If you select the Annual Step-Up death benefit rider, the death benefit will be the greatest of:


(1)    the Account Value; or


(2) total Purchase Payments, reduced proportionately by the percentage reduction in Account Value attributable to each partial withdrawal (including any applicable withdrawal charge); or


(3)    the highest anniversary value, as defined below.


On the date we issue your contract, the highest anniversary value is equal to your initial Purchase Payment. Thereafter, the highest anniversary value (as recalculated) will be increased by subsequent Purchase Payments and reduced proportionately by the percentage reduction in Account Value attributable to each subsequent partial withdrawal (including any applicable withdrawal charge). On each contract anniversary prior to your 81st birthday, the highest anniversary value will be recalculated and set equal to the greater of the highest anniversary value before the recalculation or the Account Value on the date of the recalculation.


If the Owner is a natural person and the Owner is changed to someone other than a spouse, the death benefit is equal to the greatest of (1), (2) or (3); however, for purposes of calculating (2) and (3) above:


o Subsection (2) is changed to provide: "The Account Value as of the effective date of the change of Owner, increased by Purchase Payments received after the date of change of Owner, and reduced proportionately by the percentage reduction in Account Value attributable to each partial withdrawal (including any applicable withdrawal charge) made after such date."


o For subsection (3), the highest anniversary value will be recalculated to equal your Account Value as of the effective date of the change of Owner. Thereafter, the highest anniversary value (as recalculated) will be increased by subsequent Purchase Payments and reduced proportionately by the percentage reduction in Account Value attributable to each subsequent partial withdrawal (including any applicable withdrawal charge). On each contract anniversary prior to the Owner's 81st birthday, the highest anniversary value will be recalculated and set equal to the greater of the highest anniversary value before the recalculation or the Account Value on the date of the recalculation.


In the event that a Beneficiary who is the spouse of the Owner elects to continue the contract in his or her name after the Owner dies, the death benefit is equal to the greatest of (1), (2) or (3).


(See Appendix F for examples of the Annual Step-Up death benefit rider.)


GENERAL DEATH BENEFIT PROVISIONS


The death benefit amount remains in the Separate Account until distribution begins. From the time the death benefit is determined until complete distribution is made, any amount in the Separate Account will continue to be subject to investment risk. This risk is borne by the Beneficiary.


If the Beneficiary under a Qualified Contract is the Annuitant's spouse, the tax law generally allows distributions to begin by the year in which the Annuitant would have reached 70 1/2 (which may be more or less than five years after the Annuitant's death).



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


A Beneficiary must elect the death benefit to be paid under one of the payment options (unless the Owner has previously made the election). The entire death benefit must be paid within 5 years of the date of death unless the Beneficiary elects to have the death benefit payable under an Annuity Option. The death benefit payable under an Annuity Option must be paid over the Beneficiary's lifetime or for a period not extending beyond the Beneficiary's life expectancy. For Non-Qualified Contracts, payment must begin within one year of the date of death. For Qualified Contracts, payment must begin no later than the end of the calendar year immediately following the year of death.


We may also offer a payment option, for both Non-Qualified Contracts and certain Qualified Contracts, under which your Beneficiary may receive payments, over a period not extending beyond his or her life expectancy, under a method of distribution similar to the distribution of required minimum distributions from Individual Retirement Accounts. If this option is elected, we will issue a new contract to your Beneficiary in order to facilitate the distribution of payments. Your Beneficiary may choose any optional death benefit available under the new contract. Upon the death of your Beneficiary, the death benefit would be required to be distributed to your Beneficiary's Beneficiary at least as rapidly as under the method of distribution in effect at the time of your Beneficiary's death. (See "Federal Income Tax Status.") To the extent permitted under the tax law, and in accordance with our procedures, your designated Beneficiary is permitted under our procedures to make additional Purchase Payments consisting of monies which are direct transfers (as permitted under tax law) from other Qualified Contracts or Non-Qualified Contracts, depending on which type of contract you own, held in the name of the decedent. Any such additional Purchase Payments would be subject to applicable withdrawal charges. Your Beneficiary is also permitted to choose some of the optional benefits available under the contract, but certain contract provisions or programs may not be available.


If a lump sum payment is elected and all the necessary requirements are met, the payment will be made within 7 days. Payment to the Beneficiary under an Annuity Option may only be elected during the 60-day period beginning with the date we receive due proof of death.


If the Owner or a Joint Owner, who is not the Annuitant, dies during the Income Phase, any remaining payments under the Annuity Option elected will continue at least as rapidly as under the method of distribution in effect at the time of the Owner's death. Upon the death of the Owner or a Joint Owner during the Income Phase, the Beneficiary becomes the Owner.


SPOUSAL CONTINUATION


If the primary Beneficiary is the spouse of the Owner, upon the Owner's death, the Beneficiary may elect to continue the contract in his or her own name. Upon such election, the Account Value will be adjusted upward (but not downward) to an amount equal to the death benefit amount determined upon such election and receipt of due proof of death of the Owner. Any excess of the death benefit amount over the Account Value will be allocated to each applicable Investment Portfolio and/or the Fixed Account in the ratio that the Account Value in the Investment Portfolio and/or the Fixed Account bears to the total Account Value. The terms and conditions of the contract that applied prior to the Owner's death will continue to apply, with certain exceptions described in the contract.


For purposes of the death benefit on the continued contract, the death benefit is calculated in the same manner as it was prior to continuation except that all values used to calculate the death benefit, which may include a highest anniversary value (depending on whether you elected an optional death benefit), are reset on the date the spouse continues the contract.



Spousal continuation will not satisfy minimum required distribution rules for Qualified Contracts other than IRAs (see "Federal Income Tax Status").



DEATH OF THE ANNUITANT


If the Annuitant, not an Owner or Joint Owner, dies during the Accumulation Phase, you automatically become the Annuitant. You can select a new Annuitant if you do not want to be the Annuitant (subject to our then-current underwriting standards). However, if the Owner is a non-natural person (for example, a corporation or a trust), then the death of the primary Annuitant will be treated as the death of the Owner, and a new Annuitant may not be named.


Upon the death of the Annuitant after Annuity Payments begin, the death benefit, if any, will be as provided for in the Annuity Option selected. Death benefits will be paid at least as rapidly as under the method of distribution in effect at the Annuitant's death.



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


CONTROLLED PAYOUT


You may elect to have the death benefit proceeds paid to your Beneficiary in the form of Annuity Payments for life or over a period of time that does not exceed your Beneficiary's life expectancy. This election must be in writing in a form acceptable to us. You may revoke the election only in writing and only in a form acceptable to us. Upon your death, the Beneficiary cannot revoke or modify your election. The Controlled Payout is only available to Non-Qualified Contracts.




10. FEDERAL INCOME TAX STATUS




INTRODUCTION

The following information on taxes is a general discussion of the subject. It is not intended as tax advice. The Internal Revenue Code (the Code) and the provisions of the Code that govern the contract are complex and subject to change. The applicability of federal income tax rules may vary with your particular circumstances. This discussion does not include all the federal income tax rules that may affect you and your contract. Nor does this discussion address other federal tax consequences (such as estate and gift taxes, sales to foreign individuals or entities), or state or local tax consequences, which may affect your investment in the contract. As a result, you should always consult a tax adviser for complete information and advice applicable to your individual situation.


You are responsible for determining whether your purchase of a contract, withdrawals, income payments and any other transactions under your contract satisfy applicable tax law. We are not responsible for determining if your employer's plan or arrangement satisfies the requirements of the Code and/or the Employee Retirement Income Security Act of 1974 (ERISA).


We do not expect to incur federal, state or local income taxes on the earnings or realized capital gains attributable to the Separate Account. However, if we do incur such taxes in the future, we reserve the right to charge amounts allocated to the Separate Account for these taxes.


To the extent permitted under federal tax law, we may claim the benefit of the corporate dividends received deduction and of certain foreign tax credits attributable to taxes paid by certain of the Investment Portfolios to foreign jurisdictions.


Any Code reference to "spouse" includes those persons who are married spouses under state law, regardless of sex.


NON-QUALIFIED CONTRACTS


A "Non-Qualified Contract" discussed here assumes the contract is an annuity contract for federal income tax purposes, but the contract is not held in a tax qualified "plan" defined by the Code. Tax qualified plans include arrangements described in Code Sections 401(a), 401(k), 403(a), 403(b) or tax sheltered annuities (TSA), 408 or "IRAs" (including SEP and SIMPLE IRAs), 408A or "Roth IRAs" or 457(b) or governmental 457(b) plans. Contracts owned through such plans are referred to below as "Qualified Contracts."


INVESTOR CONTROL


In certain circumstances, Owners of variable annuity Non-Qualified Contracts have been considered to be the owners of the assets of the underlying Separate Account for federal income tax purposes due to their ability to exercise investment control over those assets. When this is the case, the contract Owners have been currently taxed on income and gains attributable to the variable account assets. There is little guidance in this area, and some features of the contract, such as the number of Investment Portfolios available and the flexibility of the contract Owner to allocate Purchase Payments and transfer amounts among the Investment Portfolios have not been addressed in public rulings. While we believe that the contract does not give the contract Owner investment control over Separate Account assets, we reserve the right to modify the contract as necessary to prevent a contract Owner from being treated as the owner of the Separate Account assets supporting the contract.


ACCUMULATION


Generally, an Owner of a Non-Qualified Contract is not taxed on increases in the value of the contract until there is a distribution from the contract, either as surrenders, partial withdrawals, or income payments. This deferral of taxation on accumulated value in the contract is limited to contracts owned by or held for the benefit of "natural persons." A contract will be treated as held by a natural person even if the nominal Owner is a trust or other entity which holds the contract as an agent for a natural person.


In contrast, a contract owned by other than a "natural person," such as a corporation, partnership, trust, or other entity, will be taxed currently on the increase in accumulated value in the contract in the year earned. Note that in this regard, an employer which is the Owner of an annuity contract under a non-qualified deferred




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



compensation arrangement for its employees would be considered a non-natural Owner and the annual increase in the Account Value would be subject to current income taxation.


SURRENDERS OR WITHDRAWALS - EARLY DISTRIBUTION


If you take a withdrawal from your contract, or surrender your contract prior to the date you commence taking annuity or "income" payments (the "Annuity Starting Date"), the amount you receive will be treated first as coming from earnings (and thus subject to income tax) and then from your Purchase Payments (which are not subject to income tax). If the accumulated value is less than your Purchase Payments upon surrender of your contract, you might be able to claim the loss on your federal income taxes as a miscellaneous itemized deduction.


The portion of any withdrawal or distribution from an annuity contract that is subject to income tax will also be subject to a 10% federal income tax penalty for "early" distribution if such withdrawal or distribution is taken prior to you reaching age 59 1/2, unless the distribution was made:


(a)    on account of your death or disability,


(b) as part of a series of substantially equal periodic payments payable for your life or joint lives of you and your designated Beneficiary, or


(c) under certain immediate income annuities providing for substantially equal payments made at least annually.


If you receive systematic payments that you intend to qualify for the "substantially equal periodic payments" exception noted above, any modifications (except due to death or disability) to your payment before age 59 1/2 or within five years after beginning these payments, whichever is later, will result in the retroactive imposition of the 10% federal income tax penalty with interest. Such modifications may include additional Purchase Payments or withdrawals (including tax-free transfers or rollovers of income payments) from the contract.


If your contract has been purchased with an Optional Two Year Withdrawal Feature or is for a guaranteed period only (term certain) annuity, and is terminated as a result of the exercise of the withdrawal feature, the taxable portion of the payment will generally be the excess of the proceeds received over your remaining after-tax Purchase Payment.


For Non-Qualified Contracts, amounts received under the exercise of a partial withdrawal may be fully includible in taxable income. The entire amount of the withdrawal could be treated as taxable income. Exercise of either withdrawal feature may adversely impact the amount of subsequent payments which can be treated as a nontaxable return of investment.


TREATMENT OF SEPARATE ACCOUNT CHARGES


It is possible that at some future date the Internal Revenue Service (IRS) may consider that contract charges attributable to certain guaranteed death benefits and certain living benefits are to be treated as distributions from the contract to pay for such non-annuity benefits. Currently, these charges are considered to be an intrinsic part of the contract and we do not report these as taxable income. However, if this treatment changes in the future, the charge could also be subject to a 10% federal income tax penalty as an early distribution, as described above.


GUARANTEED WITHDRAWAL BENEFITS


If you have purchased the GWB I, Enhanced GWB or Lifetime Withdrawal Guarantee, where otherwise made available, note the following:


The tax treatment of withdrawals under such a benefit is uncertain. It is conceivable that the amount of potential gain could be determined based on the remaining amount guaranteed to be available for withdrawal at the time of the withdrawal if greater than the Account Value (prior to withdrawal charges). This could result in a greater amount of taxable income in certain cases. In general, at the present time, we intend to report such withdrawals using the Account Value rather than the remaining benefit to determine gain. However, in cases where the maximum permitted withdrawal in any year under any version of the GWB exceeds the Account Value, the portion of the withdrawal treated as taxable gain (not to exceed the amount of the withdrawal) should be measured as the difference between the maximum permitted withdrawal amount under the benefit and the remaining after-tax basis immediately preceding the withdrawal. Consult your tax adviser.




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In the event that the Account Value goes to zero, and either the Remaining
Guaranteed Withdrawal Amount is paid out in fixed installments or the Annual Benefit Payment is paid for life, we will treat such payments as income Annuity Payments under the tax law and allow recovery of any remaining basis ratably over the expected number of payments.


We reserve the right to change our tax reporting practices where we determine that they are not in accordance with IRS guidance (whether formal or informal).



AGGREGATION


If you purchase two or more deferred annuity contracts from us (or our affiliates) during the same calendar year (after October 21, 1988), the law requires that all such contracts must be treated as a single contract for purposes of determining whether any payments not received as an annuity (e.g., withdrawals) will be includible in income. Aggregation could affect the amount of a withdrawal that is taxable and subject to the 10% federal income tax penalty described above. Since the IRS may require aggregation in other circumstances as well, you should consult a tax adviser if you are purchasing more than one annuity contract from the same insurance company in a single calendar year. Aggregation does not affect distributions paid in the form of an annuity (see "Taxation of Payments in Annuity Form" below).


EXCHANGES/TRANSFERS


The annuity contract may be exchanged in whole or in part for another annuity contract or a long-term care insurance policy. The exchange for another annuity contract may be a tax-free transaction provided that, among other prescribed IRS conditions, no amounts are distributed from either contract involved in the exchange for 180 days following the date of the exchange - other than Annuity Payments made for life, joint lives, or for a term of 10 years or more. Otherwise, a withdrawal or "deemed" distribution may be includible in your taxable income (plus a 10% federal income tax penalty) to the extent that the accumulated value of your annuity exceeds your investment in the contract (your "gain"). The opportunity to make partial annuity exchanges was provided by the IRS in 2011 and some ramifications of such an exchange remain unclear. If the annuity contract is exchanged in part for an additional annuity contract, a distribution from either contract may be taxable to the extent of the combined gain attributable to both contracts, or only to the extent of your gain in the contract from which the distribution is paid. It is not clear whether this guidance applies to a partial exchange involving long-term care contracts. Consult your tax adviser prior to a partial exchange.


A transfer of ownership of the contract, or the designation of an Annuitant or other Beneficiary who is not also the contract Owner, may result in income or gift tax consequences to the contract Owner. You should consult your tax adviser if you are considering such a transfer or assignment.


DEATH BENEFITS


The death benefit is taxable to the recipient in the same manner as if paid to the contract Owner (under the rules for withdrawals or income payments, whichever is applicable).


After your death, any death benefit determined under the contract must be distributed according to certain rules. The method of distribution that is required depends on whether you die before or after the Annuity Starting Date. If you die on or after the Annuity Starting Date, the remaining portion of the interest in the contract must be distributed at least as rapidly as under the method of distribution being used as of the date of death. If you die before the Annuity Starting Date, the entire interest in the contract must be distributed within five (5) years after the date of death, or as periodic payments over a period not extending beyond the life or life expectancy of the designated Beneficiary (provided such payments begin within one year of your death). Your designated Beneficiary is the person to whom benefit rights under the contract pass by reason of death; the Beneficiary must be a natural person in order to elect a periodic payment option based on life expectancy or a period exceeding five years. Additionally, if the annuity is payable to (or for the benefit of) your surviving spouse, that portion of the contract may be continued with your spouse as the Owner. For contracts owned by a non-natural person, the required distribution rules apply upon the death of the Annuitant. If there is more than one Annuitant of a contract held by a non-natural person, then such required distributions will be triggered by the death of the first co-Annuitant.


TAXATION OF PAYMENTS IN ANNUITY FORM


When payments are received from the contract in the form of an annuity, normally the Annuity Payments are taxable as ordinary income to the extent that payments exceed the portion of the payment determined by applying the exclusion ratio to the entire payment. The exclusion ratio




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of a contract is determined at the time the contract's accumulated value is converted to an annuity form of distribution. Generally, the applicable exclusion ratio is your investment in the contract divided by the total payments you are expected to receive based on IRS rules which consider such factors, such as the form of annuity and mortality. The excludable portion of each Annuity Payment is the return of investment in the contract and it is excludable from your taxable income until your investment in the contract is fully recovered. We will make this calculation for you. However, it is possible that the IRS could conclude that the taxable portion of income payments under a Non-Qualified Contract is an amount greater - or less - than the taxable amount determined by us and reported by us to you and the IRS.


Once you have recovered the investment in the contract, further Annuity Payments are fully taxable. If you die before your investment in the contract is fully recovered, the balance may be deducted on your last tax return, or if Annuity Payments continue after your death, the balance may be deducted by your Beneficiary.


The IRS has not furnished explicit guidance as to how the excludable amount is to be determined each year under variable income annuities that permit transfers between a fixed annuity option and variable investment options, as well as transfers between investment options after the Annuity Starting Date. Once Annuity Payments have commenced, you may not be able to make transfer withdrawals to another Non-Qualified Contract or a long-term care contract in a tax-free exchange.


If you receive payments that you intend to qualify for the "substantially equal periodic payments" exception noted above, any modifications (except due to death or disability) to your payment before age 59 1/2 or within five years after beginning these payments, whichever is later, will result in the retroactive imposition of the 10% federal income tax penalty with interest. Such modifications may include additional Purchase Payments or withdrawals (including tax-free transfers or rollovers of income payments) from the contract.


If the contract allows, you may elect to convert less than the full value of your contract to an annuity form of pay-out (i.e., "partial annuitization"). In this case, your investment in the contract will be pro-rated between the annuitized portion of the contract and the deferred portion. An exclusion ratio will apply to the Annuity Payments as described above, provided the annuity form you elect is payable for at least 10 years or for the life of one or more individuals.


3.8% TAX ON NET INVESTMENT INCOME


Federal tax law imposes a 3.8% Medicare tax on the lesser of:


(1) the taxpayer's "net investment income," (from non-qualified annuities, interest, dividends, and other investments, offset by specified allowable deductions), or


(2) the taxpayer's modified adjusted gross income in excess of a specified income threshold ($250,000 for married couples filing jointly, $125,000 for married couples filing separately, and $200,000 otherwise).


"Net investment income" in Item 1 above does not include distributions from tax qualified plans, (i.e., arrangements described in Code Sections 401(a), 403(a), 403(b), 408, 408A, or 457(b)), but such income will increase modified adjusted gross income in Item 2 above.


You should consult your tax adviser regarding the applicability of this tax to income under your annuity contract.


PUERTO RICO TAX CONSIDERATIONS


The Puerto Rico Internal Revenue Code of 2011 (the "2011 PR Code") taxes distributions from Non-Qualified Contracts differently than in the U.S.


Distributions that are not in the form of an annuity (including partial surrenders and period certain payments) are treated under the 2011 PR Code first as a return of investment. Therefore, a substantial portion of the amounts distributed generally will be excluded from gross income for Puerto Rico tax purposes until the cumulative amount paid exceeds your tax basis.


The amount of income on annuity distributions in annuity form (payable over your lifetime) is also calculated differently under the 2011 PR Code. Since the U.S. source income generated by a Puerto Rico bona fide resident is subject to U.S. income tax and the IRS issued guidance in 2004 which indicated that the income from an annuity contract issued by a U.S. life insurer would be considered U.S. source income, the timing of recognition of income from an annuity contract could vary between the two jurisdictions. Although the 2011 PR Code provides a credit against the Puerto Rico income tax for U.S. income taxes paid, an individual may not get full credit because of the




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timing differences. You should consult with a personal tax adviser regarding the tax consequences of purchasing an annuity contract and/or any proposed distribution, particularly a partial distribution or election to annuitize if you are a resident of Puerto Rico.


QUALIFIED CONTRACTS


INTRODUCTION


The contract may be purchased through certain types of retirement plans that receive favorable treatment under the Code ("tax qualified plans"). Tax-qualified plans include arrangements described in Code Sections 401(a), 401(k), 403(a), 403(b) or tax sheltered annuities (TSA), 408 or "IRAs" (including SEP and SIMPLE IRAs), 408A or "Roth IRAs" or 457 (b) or 457(b) governmental plans. Extensive special tax rules apply to qualified plans and to the annuity contracts used in connection with these plans. Therefore, the following discussion provides only general information about the use of the contract with the various types of qualified plans. Adverse tax consequences may result if you do not ensure that contributions, distributions and other transactions with respect to the contract comply with the law.


The rights to any benefit under the plan will be subject to the terms and conditions of the plan itself as well as the terms and conditions of the contract.


We exercise no control over whether a particular retirement plan or a particular contribution to the plan satisfies the applicable requirements of the Code, or whether a particular individual is entitled to participate or benefit under a plan.


All qualified plans and arrangements receive tax deferral under the Code. Since there are no additional tax benefits in funding such retirement arrangements with an annuity, there should be reasons other than tax deferral for acquiring the annuity within the plan. Such non-tax benefits may include additional insurance benefits, such as the availability of a guaranteed income for life.


A contract may also be available in connection with an employer's non-qualified deferred compensation plan and qualified governmental excess benefit arrangement to provide benefits to certain employees in the plan. The tax rules regarding these plans are complex. We do not provide tax advice. Please consult your tax adviser about your particular situation.


ACCUMULATION


The tax rules applicable to qualified plans vary according to the type of plan and the terms and conditions of the plan itself. Both the amount of the contribution that may be made and the tax deduction or exclusion that you may claim for that contribution are limited under qualified plans. See the SAI for a description of qualified plan types and annual current contribution limitations, which are subject to change from year-to-year.


Purchase payments or contributions to IRAs or tax qualified retirement plans of an employer may be taken from current income on a before tax basis or after tax basis. Purchase payments made on a "before tax" basis entitle you to a tax deduction or are not subject to current income tax. Purchase payments made on an "after tax" basis do not reduce your taxable income or give you a tax deduction. Contributions may also consist of transfers or rollovers as described below which are not subject to the annual limitations on contributions.


The contract will accept as a single Purchase Payment a transfer or rollover from another IRA or rollover from an eligible retirement plan of an employer (i.e., 401(a), 401(k), 403(a), 403(b), or governmental 457(b) plan). It will also accept a rollover or transfer from a SIMPLE IRA after the taxpayer has participated in such arrangement for at least two years. As part of the single Purchase Payment, the IRA contract will also accept an IRA contribution subject to the Code limits for the year of purchase.


For income annuities established as "pay-outs" of SIMPLE IRAs, the contract will only accept a single Purchase Payment consisting of a transfer or rollover from another SIMPLE IRA. For income annuities established in accordance with a distribution option under a retirement plan of an employer (e.g., 401(a), 401(k), 403(a), 403(b), or 457(b) plan), the contract will only accept as its single Purchase Payment a transfer from such employer retirement plan.


TAXATION OF ANNUITY DISTRIBUTIONS


If contributions are made on a "before tax" basis, you generally pay income taxes on the full amount of money you withdraw as well as income earned under the contract. Withdrawals attributable to any after-tax contributions are your basis in the contract and not subject to income tax (except for the portion of the withdrawal allocable to




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earnings). Under current federal income tax rules, the taxable portion of distributions under annuity contracts and qualified plans (including IRAs) is not eligible for the reduced tax rate applicable to long-term capital gains and qualifying dividends.


If you meet certain requirements, your Roth IRA, Roth 403(b) and Roth 401(k) earnings are free from federal income taxes.


With respect to IRA contracts, we will withhold a portion of the taxable amount of your withdrawal for income taxes, unless you elect otherwise. The amount we withhold is determined by the Code.


GUARANTEED WITHDRAWAL BENEFITS


If you have purchased the Lifetime Withdrawal Guarantee benefit (LWG), where otherwise made available, note the following:


In the event that the Account Value goes to zero, and either the Remaining Guaranteed Withdrawal Amount is paid out in fixed installments or the Annual Benefit Payment is paid for life, we will treat such payments as income Annuity Payments under the tax law and allow recovery of any remaining basis ratably over the expected number of payments.


In determining your required minimum distribution each year, the actuarial value of this benefit as of the prior December 31 must be taken into account in addition to the Account Value of the contract.


If you have purchased the GWB I, Enhanced GWB or LWG, where otherwise made available, note the following:


The tax treatment of withdrawals under such a benefit is uncertain. It is conceivable that the amount of potential gain could be determined based on the remaining amount guaranteed to be available for withdrawal at the time of the withdrawal if greater than the Account Value (prior to withdrawal charges). This could result in a greater amount of taxable income in certain cases. In general, at the present time, we intend to report such withdrawals using the Account Value rather than the remaining benefit to determine gain. However, in cases where the maximum permitted withdrawal in any year under any version of the Guaranteed Withdrawal Benefit exceeds the Account Value, the portion of the withdrawal treated as taxable gain (not to exceed the amount of the withdrawal) should be measured as the difference between the maximum permitted withdrawal amount under the benefit and the remaining after-tax basis immediately preceding the withdrawal. Consult your tax adviser.


In the event that the Account Value goes to zero, and either the Remaining Guaranteed Withdrawal Amount is paid out in fixed installments or the Annual Benefit Payment is paid for life, we will treat such payments as income Annuity Payments under the tax law and allow recovery of any remaining basis ratably over the expected number of payments.


We reserve the right to change our tax reporting practices where we determine that they are not in accordance with IRS guidance (whether formal or informal).



WITHDRAWALS PRIOR TO AGE 59 1/2


A taxable withdrawal or distribution from a qualified plan which is subject to income tax may also be subject to a 10% federal income tax penalty for "early" distribution if taken prior to age 59 1/2, unless an exception described below applies. The penalty rate is 25% for SIMPLE plan contracts if the distribution occurs within the first 2 years of your participation in the plan.


These exceptions include distributions made:


(a)    on account of your death or disability, or


(b) as part of a series of substantially equal periodic payments payable for your life or joint lives of you and your designated Beneficiary and you are separated from employment.


If you receive systematic payments that you intend to qualify for the "substantially equal periodic payments" exception noted above, any modifications (except due to death or disability) to your payment before age 59 1/2 or within five years after beginning these payments, whichever is later, will result in the retroactive imposition of the 10% federal income tax penalty with interest. Such modifications may include additional Purchase Payments or withdrawals (including tax-free transfers or rollovers of income payments) from the contract.


In addition, a withdrawal or distribution from a Qualified Contract other than an IRA (including SEPs and SIMPLEs) will avoid the penalty if: (1) the distribution is on separation from employment after age 55; (2) the distribution is made pursuant to a qualified domestic relations order (QDRO);
(3) the distribution is to pay




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deductible medical expenses; or (4) if the distribution is to pay IRS levies
(and made after December 31, 1999).


The 10% federal income tax penalty on early distribution does not apply to governmental 457(b) plan contracts. However, it does apply to distributions from 457(b) plans of employers which are state or local governments to the extent that the distribution is attributable to rollovers accepted from other types of eligible retirement plans.


In addition to death, disability and as part of a series of substantially equal periodic payments as indicated above, a withdrawal or distribution from an IRA (including SEPs and SIMPLEs and Roth IRAs) will avoid the penalty: (1) if the distribution is to pay deductible medical expenses; (2) if the distribution is to pay IRS levies (and made after December 31, 1999); (3) if the distribution is used to pay for medical insurance (if you are unemployed), qualified higher education expenses, or for a qualified first time home purchase up to $10,000. Other exceptions may be applicable under certain circumstances and special rules may be applicable in connection with the exceptions enumerated above.


COMMUTATION FEATURES UNDER INCOME PAYMENT TYPES


Please be advised that the tax consequences resulting from the election of an income payment types containing a commutation feature are uncertain and the IRS may determine that the taxable amount of income payments and withdrawals received for any year could be greater than or less than the taxable amount reported by us. The exercise of the commutation feature also may result in adverse tax consequences including:


o The imposition of a 10% federal income tax penalty on the taxable amount of the commuted value, if the taxpayer has not attained age 59 1/2 at the time the withdrawal is made. This 10% federal income tax penalty is in addition to the ordinary income tax on the taxable amount of the commuted value.


o The retroactive imposition of the 10% federal income tax penalty on income payments received prior to the taxpayer attaining age 59 1/2.


o The possibility that the exercise of the commutation feature could adversely affect the amount excluded from federal income tax under any income payments made after such commutation.


A payee should consult with his or her own tax adviser prior to electing to annuitize the contract and prior to exercising any commutation feature under an income payment type.


ROLLOVERS


Your contract is non-forfeitable (i.e., not subject to the claims of your creditors) and non-transferable (i.e., you may not transfer it to someone else).


Nevertheless, contracts held in certain employer plans subject to ERISA may be transferred in part pursuant to a QDRO.


Under certain circumstances, you may be able to transfer amounts distributed from your contract to another eligible retirement plan or IRA. For 457(b) plans maintained by non-governmental employers, if certain conditions are met, amounts may be transferred into another 457(b) plan maintained by a non-governmental employer.


You may make rollovers and direct transfers into your SIMPLE IRA annuity contract from another SIMPLE IRA annuity contract or account. No other rollovers or transfers can be made to your SIMPLE IRA. Rollovers and direct transfers from a SIMPLE IRA can only be made to another SIMPLE IRA or account during the first two years that you participate in the SIMPLE IRA plan. After this two year period, rollovers and transfers may be made from your SIMPLE IRA into a Traditional IRA or account, as well as into another SIMPLE IRA.


Generally, a distribution may be eligible for rollover. Certain types of distributions cannot be rolled over, such as distributions received on account of:


(a)    minimum distribution requirements, or


(b)    financial hardship.


20% WITHHOLDING ON ELIGIBLE ROLLOVER DISTRIBUTIONS


For certain qualified employer plans, we are required to withhold 20% of the taxable portion of your withdrawal that constitutes an "eligible rollover distribution" for federal income taxes. The amount we withhold is determined by the Code. You may avoid withholding if you assign or transfer a withdrawal from this contract directly into another qualified plan or IRA. Similarly, you may be able to avoid withholding on a transfer into this contract from an existing qualified plan you may have with another provider by arranging to have the transfer made directly to us. For taxable withdrawals that are not "eligible rollover distributions," the Code requires different withholding rules which determine the withholding amounts.




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DEATH BENEFITS


The death benefit is taxable to the recipient in the same manner as if paid to the contract Owner or plan participant (under the rules for withdrawals or income payments, whichever is applicable).


Distributions required from a Qualified Contract following your death depend on whether you die before you had converted your contract to an annuity form and started taking Annuity Payments (your Annuity Starting Date). If you die on or after your Annuity Starting Date, the remaining portion of the interest in the contract must be distributed at least as rapidly as under the method of distribution being used as of the date of death. If you die before your Annuity Starting Date, the entire interest in the contract must be distributed within five (5) years after the date of death, or as periodic payments over a period not extending beyond the life or life expectancy of the designated Beneficiary (provided such payments begin within one year of your death). Your designated Beneficiary is the person to whom benefit rights under the contract pass by reason of death; the Beneficiary must be a natural person in order to elect a periodic payment option based on life expectancy or a period exceeding five years. For required minimum distributions following the death of the Annuitant of a Qualified Contract, the five-year rule is applied without regard to calendar year 2009. For instance, for a contract Owner who died in 2007, the five-year period would end in 2013 instead of 2012. The required minimum distribution rules are complex, so consult your tax adviser because the application of these rules to your particular circumstances may have been impacted by the 2009 required minimum distribution waiver.


Additionally, if the annuity is payable to (or for the benefit of) your surviving spouse, that portion of the contract may be continued with your spouse as the Owner. If your spouse is your Beneficiary, and your contract permits, your spouse may delay the start of these payments until December 31 of the year in which you would have reached age 70 1/2.


If your spouse is your Beneficiary, your spouse may be able to rollover the death proceeds into another eligible retirement plan in which he or she participates, if permitted under the receiving plan. Alternatively, if your spouse is your sole Beneficiary, he or she may elect to rollover the death proceeds into his or her own IRA.


If your Beneficiary is not your spouse and your plan and contract permit, your Beneficiary may be able to rollover the death proceeds via a direct trustee-to-trustee transfer into an inherited IRA. However, a non-spouse Beneficiary may not treat the inherited IRA as his or her own IRA.


Additionally, for contracts issued in connection with qualified plans subject to ERISA, the spouse or ex-spouse of the Owner may have rights in the contract. In such a case, the Owner may need the consent of the spouse or ex-spouse to change annuity options or make a withdrawal from the contract.


REQUIRED MINIMUM DISTRIBUTIONS


Generally, you must begin receiving retirement plan withdrawals by April 1 following the latter of:


(a)    the calendar year in which you reach age 70 1/2, or


(b) the calendar year you retire, provided you do not own more than 5% of your employer.


For IRAs (including SEPs and SIMPLEs), you must begin receiving withdrawals by April 1 of the year after you reach age 70 1/2 even if you have not retired.


A tax penalty of 50% applies to the amount by which the required minimum distribution exceeds the actual distribution.


You may not satisfy minimum distributions for one employer's qualified plan (i.e., 401(a), 403(a), 457(b)) with distributions from another qualified plan of the same or a different employer. However, an aggregation rule does apply in the case of IRAs (including SEPs and SIMPLEs) or 403(b) plans. The minimum required distribution is calculated with respect to each IRA, but the aggregate distribution may be taken from any one or more of your IRAs/SEPs. Similarly, the amount of required minimum distribution is calculated separately with respect to each 403(b) arrangement, but the aggregate amount of the required distribution may be taken from any one or more of your 403(b) plan contracts. For SIMPLE IRAs, the aggregate amount of the required distribution may be taken from any one or more of your SIMPLE IRAs.


Complex rules apply to the calculation of these withdrawals. In general, income tax regulations permit income payments to increase based not only with respect to the investment experience of the Investment Portfolios but also with respect to actuarial gains.


The regulations also require that the value of benefits under a deferred annuity including certain death benefits in excess of contract value must be added to the amount credited to




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your account in computing the amount required to be distributed over the applicable period. We will provide you with additional information regarding the amount that is subject to minimum distribution under this rule. You should consult your own tax adviser as to how these rules affect your own distribution under this rule.


If you intend to receive your minimum distributions which are payable over the joint lives of you and a Beneficiary who is not your spouse (or over a period not exceeding the joint life expectancy of you and your non-spousal Beneficiary), be advised that federal tax rules may require that payments be made over a shorter period or may require that payments to the Beneficiary be reduced after your death to meet the minimum distribution incidental benefit rules and avoid the 50% excise tax. You should consult your own tax adviser as to how these rules affect your own contract.


Required minimum distribution rules that apply to other types of IRAs while you are alive do not apply to Roth IRAs. However, in general, the same rules with respect to minimum distributions required to be made to a Beneficiary after your death under other IRAs do apply to Roth IRAs.


ADDITIONAL INFORMATION REGARDING TSA (ERISA AND NON-ERISA) 403(B)


SPECIAL RULES REGARDING EXCHANGES. In order to satisfy tax regulations, contract exchanges within a 403(b) plan after September 24, 2007, must, at a minimum, meet the following requirements: (1) the plan must allow the exchange;
(2) the exchange must not result in a reduction in a participant's or a Beneficiary's accumulated benefit: (3) the receiving contract includes distribution restrictions that are no less stringent than those imposed on the contract being exchanged; and (4) if the issuer receiving the exchanges is not part of the plan, the employer enters into an agreement with the issuer to provide information to enable the contract provider to comply with Code requirements. Such information would include details concerning severance from employment, hardship withdrawals, loans and tax basis. You should consult your tax or legal counsel for any advice relating to contract exchanges or any other matter relating to these regulations.


WITHDRAWALS. If you are under age 59 1/2, you generally cannot withdraw money from your TSA contract unless the withdrawal:


(a) related to Purchase Payments made prior to 1989 and pre-1989 earnings on those Purchase Payments;


(b)    is exchanged to another permissible investment under your 403(b) plan;


(c) relates to contributions to an annuity contract that are not salary reduction elective deferrals , if your plan allows it;


(d) occurs after you die, leave your job or become disabled (as defined by the Code);


(e) is for financial hardship (but only to the extent of elective deferrals), if your plan allows it;


(f) relates to distributions attributable to certain TSA plan terminations, if the conditions of the Code are met;


(g)    relates to rollover or after-tax contributions; or


(h) is for the purchase of permissive service credit under a governmental defined benefit plan.


In addition, a Section 403(b) contract is permitted to distribute retirement benefits attributable to pre-tax contributions other than elective deferrals to the participant no earlier than upon the earlier of the participant's severance from employment or upon the prior occurrence of some event, such as after a fixed number of years, the attainment of a stated age or disability.


ADDITIONAL INFORMATION REGARDING IRAS


PURCHASE PAYMENTS. Traditional IRA Purchase Payments (except for permissible rollovers and direct transfers) are generally not permitted after you attain age 70 1/2. Except for permissible rollovers and direct transfers, Purchase Payments for individuals are limited in the aggregate to the lesser of 100% of compensation or the deductible amount established each year under the Code. A Purchase Payment up to the deductible amount can also be made for a non-working spouse provided the couple's compensation is at least equal to their aggregate contributions. Individuals age 50 and older are permitted to make additional "catch-up" contributions if they have sufficient compensation. If you or your spouse are an active participant in a retirement plan of an employer, your deductible contributions may be limited. If you exceed Purchase Payment limits you may be subject to a tax penalty.




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Roth IRA Purchase Payments for individuals are non-deductible (made on an
"after tax" basis) and are limited to the lesser of 100% of compensation or the annual deductible IRA amount. Individuals age 50 and older can make an additional "catch-up" Purchase Payment each year (assuming the individual has sufficient compensation). You may contribute up to the annual Purchase Payment limit if your modified adjusted gross income does not exceed certain limits. You can contribute to a Roth IRA after age 70 1/2. If you exceed Purchase Payment limits, you may be subject to a tax penalty.


WITHDRAWALS. If and to the extent that Traditional IRA Purchase Payments are made on an "after tax" basis, withdrawals would be included in income except for the portion that represents a return of non-deductible Purchase Payments. This portion is generally determined based upon the ratio of all non-deductible Purchase Payments to the total value of all your Traditional IRAs (including SEP IRAs and SIMPLE IRAs). We withhold a portion of the amount of your withdrawal for income taxes, unless you elect otherwise. The amount we withhold is determined by the Code.


Generally, withdrawal of earnings from Roth IRAs are free from federal income tax if: (1) they are made at least five taxable years after your first Purchase Payment to a Roth IRA; and (2) they are made on or after the date you reach age 59 1/2 and upon your death, disability or qualified first-home purchase (up to $10,000). Withdrawals from a Roth IRA are made first from Purchase Payments and then from earnings. We may be required to withhold a portion of your withdrawal for income taxes, unless you elect otherwise. The amount will be determined by the Code.


CONVERSION. Traditional IRAs may be converted to Roth IRAs. Except to the extent you have non-deductible contributions, the amount converted from an existing Traditional IRA into a Roth IRA is taxable. Generally, the 10% federal income tax penalty does not apply. However, the taxable amount to be converted must be based on the fair market value of the entire annuity contract being converted into a Roth IRA. Such fair market value, in general, is to be determined by taking into account the value of all benefits (both living benefits and death benefits) in addition to the Account Value; as well as adding back certain loads and charges incurred during the prior twelve month period. Your contract may include such benefits and applicable charges. Accordingly, if you are considering such conversion of your annuity contract, please consult your tax adviser. The taxable amount may exceed the Account Value at the date of conversion.


A Roth IRA contract may also be re-characterized as a Traditional IRA, if certain conditions are met. Please consult your tax adviser.


DISTINCTION FOR PUERTO RICO CODE


An annuity contract may be purchased by an employer for an employee under a qualified pension, profit sharing, stock bonus, annuity, or a "cash or deferred" arrangement plan established pursuant to Section 1081.01 of the 2011 PR Code. To be tax qualified under the 2011 PR Code, a plan must comply with the requirements of Section 1081.01(a) of the 2011 PR Code which includes certain participation requirements, among other requirements. A trust created to hold assets for a qualified plan is exempt from tax on its investment income.


CONTRIBUTIONS. The employer is entitled to a current income tax deduction for contributions made to a qualified plan, subject to statutory limitations on the amount that may be contributed each year. The plan contributions by the employer are not required to be included in the current income of the employee.



DISTRIBUTIONS. Any amount received or made available to the employee under the qualified plan is includible in the gross income of the employee in the taxable year in which received or made available. In such case, the amount paid or contributed by the employer shall not constitute consideration paid by the employee for the contract for purposes of determining the amount of Annuity Payments required to be included in the employee's gross income. Thus, amounts actually distributed or made available to any employee under the qualified plan will be included in their entirety in the employee's gross income. Lump-sum proceeds from a Puerto Rico qualified retirement plan due to separation from service will generally be taxed at a 20% capital gain tax rate to be withheld at the source. A special rate of 10% may apply instead, if the plan satisfies the following requirements:


(1) the plan's trust is organized under the laws of Puerto Rico, or has a Puerto Rico resident trustee and uses such trustee as paying agent; and


(2) 10% of all plan's trust assets (calculated based on the average balance of the investments of the trust)




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     attributable to participants who are Puerto Rico residents must be invested in "property located in Puerto Rico" for a three-year period.


If these two requirements are not satisfied, the distribution will generally be subject to the 20% tax rate. The three-year period includes the year of the distribution and the two immediately preceding years. In the case of a defined contribution plan that maintains separate accounts for each participant, the described 10% investment requirement may be satisfied in the accounts of a participant that chooses to invest in such fashion rather than at the trust level. Property located in Puerto Rico includes shares of stock of a Puerto Rico registered investment company, fixed or variable annuities issued by a domestic insurance company or by a foreign insurance corporation that derives more than 80% of its gross income from sources within Puerto Rico, and bank deposits. The PR 2011 Code does not impose a penalty tax in cases of early (premature) distributions from a qualified plan.


ROLLOVER. Deferral of the recognition of income continues upon the receipt of a distribution by a participant from a qualified plan, if the distribution is contributed to another qualified retirement plan or traditional individual retirement account for the employee's benefit no later than sixty (60) days after the distribution.


ERISA CONSIDERATIONS. In the context of a Puerto Rico qualified retirement plan trust, the IRS has recently held that the transfer of assets and liabilities from a qualified retirement plan trust under the Code to that type of plan would generally be treated as a distribution includible in gross income for U.S. income tax purposes even if the Puerto Rico retirement plan is a plan described in ERISA Section 1022(i)(1). By contrast, a transfer from a qualified retirement plan trust under the Code to a Puerto Rico qualified retirement plan trust that has made an election under ERISA Section 1022(i)(2) is not treated as a distribution from the transferor plan for U.S. income tax purposes because a Puerto Rico retirement plan that has made an election under ERISA Section 1022(i)(2) is treated as a qualified retirement plan for purposes Code Section 401(a). The IRS has determined that the above described rules prescribing the inclusion in income of transfers of assets and liabilities to a Puerto Rico retirement plan trust described in ERISA Section 1022(i)(1) would be applicable to transfers taking effect after December 31, 2012.


Similar to the IRS in Revenue Ruling 2013-17, the U.S. Department of Labor issued DOL Technical Release No. 2013-04 on September 18, 2013, providing that, where the Secretary of Labor has authority to regulate with respect to the provisions of ERISA dealing with the use of the term "spouse," spouse will be read to refer to any individuals who are lawfully married under any state law, including same-sex spouses, and without regard to whether their state of domicile recognizes same-sex marriage. Thus, for ERISA purposes as well as Federal tax purposes, an employee benefit plan participant who marries a person of the same sex in a jurisdiction that recognizes same-sex marriage will continue to be treated as married even if the couple moves to a jurisdiction, like Puerto Rico, that does not recognize same-sex marriage.





11. OTHER INFORMATION

FIRST METLIFE INVESTORS


First MetLife Investors is a stock life insurance company that was organized under the laws of the State of New York on December 31, 1992, as First Xerox Life Insurance Company. On June 1, 1995, a wholly-owned subsidiary of General American Life Insurance Company purchased First Xerox Life Insurance Company, which on that date changed its name to First Cova Life Insurance Company. On January 6, 2000, Metropolitan Life Insurance Company acquired GenAmerica Financial Corporation, the ultimate parent of General American Life Insurance Company. We changed our name to First MetLife Investors Insurance Company on February 12, 2001. On December 31, 2002, First MetLife Investors became an indirect subsidiary of MetLife, Inc., the holding company of Metropolitan Life Insurance Company and a listed company on the New York Stock Exchange. On October 1, 2004, First MetLife Investors became a direct subsidiary of MetLife, Inc. MetLife, Inc., through its subsidiaries and affiliates, is a leading provider of insurance and other financial services to individual and institutional customers. First MetLife Investors is licensed to do business only in the State of New York.


THE SEPARATE ACCOUNT


We have established a SEPARATE ACCOUNT, First MetLife Investors Variable Annuity Account One (Separate Account), to hold the assets that underlie the contracts. Our Board of Directors adopted a resolution to establish the Separate Account under New York insurance law on December 31, 1992. We have registered the Separate Account with the Securities and Exchange Commission as a



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unit investment trust under the Investment Company Act of 1940. The Separate
Account is divided into subaccounts.


The Separate Account's assets are solely for the benefit of those who invest in the Separate Account and no one else, including our creditors. The assets of the Separate Account are held in our name on behalf of the Separate Account and legally belong to us. All the income, gains and losses (realized or unrealized) resulting from these assets are credited to or charged against the contracts issued from this Separate Account without regard to our other business.


We reserve the right to transfer assets of the Separate Account to another account, and to modify the structure or operation of the Separate Account, subject to necessary regulatory approvals. If we do so, we guarantee that the modification will not affect your Account Value.


We are obligated to pay all money we owe under the contracts - such as death benefits and income payments -

even if that amount exceeds the assets in the Separate Account. Any such amount that exceeds the assets in the Separate Account is paid from our general account. Any amount under any optional death benefit, optional Guaranteed Minimum Income Benefit, optional Guaranteed Withdrawal Benefit, or optional Guaranteed Minimum Accumulation Benefit that exceeds the assets in the Separate Account is also paid from our general account. Benefit amounts paid from the general account are subject to our financial strength and claims paying ability and our long term ability to make such payments. We issue other annuity contracts and life insurance policies where we pay all money we owe under those contracts and policies from our general account. First MetLife Investors is regulated as an insurance company under state law, which generally includes limits on the amount and type of investments in our general account. However, there is no guarantee that we will be able to meet our claims paying obligations; there are risks to purchasing any insurance product.


The investment advisers to certain of the Investment Portfolios offered with the contracts or with other variable annuity contracts issued through the Separate Account may be regulated as Commodity Pool Operators. While it does not concede that the Separate Account is a commodity pool, First MetLife Investors has claimed an exclusion from the definition of the term "commodity pool operator" under the Commodities Exchange Act (CEA), and is not subject to registration or regulation as a pool operator under the CEA.


DISTRIBUTOR



We have entered into a distribution agreement with our affiliate, MetLife Investors Distribution Company (Distributor), 1095 Avenue of the Americas, New York, NY 10036, for the distribution of the contracts. Distributor is a member of the Financial Industry Regulatory Authority (FINRA). FINRA provides background information about broker-dealers and their registered representatives through FINRA BrokerCheck. You may contact the FINRA BrokerCheck Hotline at 1-800-289-9999, or log on to www.finra.org. An investor brochure that includes information describing FINRA BrokerCheck is available through the Hotline or on-line.


Distributor, and in certain cases, we, have entered into selling agreements with other affiliated and unaffiliated selling firms for the sale of the contracts. We pay compensation to Distributor for sales of the contracts by selling firms. We also pay amounts to Distributor that may be used for its operating and other expenses, including the following sales expenses: compensation and bonuses for the Distributor's management team, advertising expenses, and other expenses of distributing the contracts. Distributor's management team and registered representatives also may be eligible for non-cash compensation items that we may provide jointly with Distributor. Non-cash items include conferences, seminars and trips (including travel, lodging and meals in connection therewith), entertainment, merchandise and other similar items.



All of the Investment Portfolios make payments to Distributor under their distribution plans in consideration of services provided and expenses incurred by Distributor in distributing shares of the Investment Portfolios. (See "Fee Tables and Examples - Investment Portfolio Expenses" and the fund prospectuses.) These payments range from 0.15% to 0.55% of Separate Account assets invested in the particular Investment Portfolio.



We pay American Funds Distributors, Inc., principal underwriter for the American Funds Insurance Series, a percentage of Purchase Payments allocated to the following portfolios for the services it provides in marketing the portfolios' shares in connection with the contract: the American Funds (Reg.
TM) Growth Portfolio, the American Funds (Reg. TM) Moderate Allocation Portfolio, the American Funds (Reg. TM) Balanced Allocation Portfolio, and the American Funds (Reg. TM) Growth Allocation Portfolio.




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SELLING FIRMS



As noted above, Distributor, and in certain cases, we, have entered into selling agreements with affiliated and unaffiliated selling firms for the sale of the contracts. Affiliated selling firms include MetLife Securities, Inc. (MetLife Securities) and New England Securities Corporation. All selling firms receive commissions, and they may also receive some form of non-cash compensation. Certain selected selling firms receive additional compensation (described below under "Additional Compensation for Selected Selling Firms"). These commissions and other incentives or payments are not charged directly to contract Owners or the Separate Account. We intend to recoup commissions and other sales expenses through fees and charges deducted under the contract or from our general account. A portion of the payments made to selling firms may be passed on to their sales representatives in accordance with the selling firms' internal compensation programs. Those programs may also include other types of cash and non-cash compensation and other benefits. Registered representatives of the selling firms may also receive non-cash compensation, pursuant to their firm's guidelines, directly from us or Distributor.


COMPENSATION PAID TO SELLING FIRMS. We and Distributor pay compensation to all affiliated and unaffiliated selling firms in the form of commissions and may also provide certain types of non-cash compensation. The maximum commission payable for contract sales and additional Purchase Payments by selling firms is 8% of Purchase Payments. Some selling firms may elect to receive a lower commission when a Purchase Payment is made, along with annual trail commissions up to 1.20% of Account Value (less Purchase Payments received within the previous 12 months) for so long as the contract remains in effect or as agreed in the selling agreement. We also pay commissions when a contract Owner elects to begin receiving regular income payments (referred to as "Annuity Payments"). (See "Annuity Payments - The Income Phase.") Distributor may also provide non-cash compensation items that we may provide jointly with Distributor. Non-cash items may include expenses for conference or seminar trips, certain gifts, prizes, and awards. With respect to the contracts, the compensation paid to affiliated selling firms is generally not expected to exceed, on a present value basis, the aggregate amount of compensation that is paid by Distributor to all other selling firms as noted above.


SALES BY OUR AFFILIATES. As previously noted, we and Distributor may offer the contracts through retail selling firms that are affiliates of ours. The amount of compensation the affiliated selling firms pass on to their sales representatives is determined in accordance with their own internal compensation programs. These programs may also include other types of cash compensation, such as bonuses, equity awards (such as stock options), training allowances, supplementary salary, financing arrangements, marketing support, medical and other insurance benefits, retirement benefits, non-qualified deferred compensation plans and other benefits. Sales representatives of our affiliates must meet a minimum level of sales production in order to maintain their agent status with us. Sales representatives can meet the minimum level of sales production through sales of proprietary and/or non-proprietary products. (Proprietary products are those issued by us or our affiliates.) However, sales representatives can meet a lower alternative minimum level of sales production if the sales representative focuses on sales of proprietary products. Therefore, a sales representative may have an incentive to favor the sale of proprietary products. Moreover, because the managers who supervise the representatives receive a higher level of compensation based on sales of proprietary products, these sales managers have an incentive to promote the sale of proprietary products.


Sales representatives of our affiliates receive cash payments for the products they sell and service based upon a "gross dealer concession" model. Gross dealer concession may also be credited when the contract is annuitized. The amount of gross dealer concession credited upon annuitization depends on several factors, including the number of years the contract has been in force.


Sales representatives of our affiliates are entitled to part or all of the gross dealer concession. The percentage to which a representative is entitled is determined by a sliding-scale formula that takes into account the total amount of proprietary and non-proprietary products sold and serviced by the representative.


Sales representatives of our affiliates and their managers may be eligible for additional cash compensation, such as bonuses and expense allowances (that may be tied to sales of specific products), equity awards (such as stock options), training allowances, supplemental compensation, product level add-ons controlled at the local and company levels,




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



financing arrangements, special loan repayment options, marketing support, medical and other insurance benefits, and retirement benefits and other benefits. Since some of this additional compensation, in particular, life insurance, disability and retirement benefits, is based primarily on the amount of proprietary products sold, sales representatives and their managers have an incentive to favor the sale of proprietary products. Sales representatives who meet certain productivity, persistency, and length of service standards and/or their managers may be eligible for additional cash compensation. Moreover, managers may be eligible for additional cash compensation based on the sales production of the sales representatives that the manager supervises. The business unit responsible for the operation of our distribution system is also eligible to receive an amount of compensation.



Ask your registered representative for further information about what payments your registered representative and the selling firm for which he or she works may receive in connection with your purchase of a contract.


ADDITIONAL COMPENSATION FOR SELECTED SELLING FIRMS. We and Distributor have entered into distribution arrangements with certain selected selling firms. Under these arrangements we and Distributor may pay additional compensation to selected selling firms, including marketing allowances, introduction fees, persistency payments, preferred status fees and industry conference fees. Marketing allowances are periodic payments to certain selling firms, the amount of which depends on cumulative periodic (usually quarterly) sales of our insurance contracts (including the contracts offered by this prospectus) and may also depend on meeting thresholds in the sale of certain of our insurance contracts (other than the contracts offered by this prospectus). They may also include payments we make to cover the cost of marketing or other support services provided for or by registered representatives who may sell our products. Introduction fees are payments to selling firms in connection with the addition of our products to the selling firm's line of investment products, including expenses relating to establishing the data communications systems necessary for the selling firm to offer, sell and administer our products. Persistency payments are periodic payments based on Account Values of our variable insurance contracts (including Account Values of the contracts) or other persistency standards. Preferred status fees are paid to obtain preferred treatment of the contracts in selling firms' marketing programs, which may include marketing services, participation in marketing meetings, listings in data resources and increased access to their sales representatives. Industry conference fees are amounts paid to cover in part the costs associated with sales conferences and educational seminars for selling firms' sales representatives. We and Distributor have entered into such distribution agreements with our affiliates, Tower Square Securities, Inc. and Walnut Street Securities, Inc., as well as unaffiliated selling firms identified in the Statement of Additional Information. We and Distributor may enter into similar arrangements with other affiliates, such as MLIC and New England Securities Corporation.



The additional types of compensation discussed above are not offered to all selling firms. The terms of any particular agreement governing compensation may vary among selling firms and the amounts may be significant. The prospect of receiving, or the receipt of, additional compensation as described above may provide selling firms and/or their sales representatives with an incentive to favor sales of the contracts over other variable annuity contracts (or other investments) with respect to which selling firm does not receive additional compensation, or lower levels of additional compensation. You may wish to take such payment arrangements into account when considering and evaluating any recommendation relating to the contracts. For more information about any such additional compensation arrangements, ask your registered representative. (See the Statement of Additional Information - "Distribution" for a list of selling firms that received compensation during 2013, as well as the range of additional compensation paid.)



REQUESTS AND ELECTIONS


We will treat your request for a contract transaction, or your submission of a Purchase Payment, as received by us if we receive a request conforming to our administrative procedures or a payment at our Annuity Service Center before the close of regular trading on the New York Stock Exchange on that day. We will treat your submission of a Purchase Payment as received by us if we receive a payment at our Annuity Service Center (or a designee receives a payment in accordance with the designee's administrative procedures) before the close of regular trading on the New York Stock Exchange on that day. If we receive the request, or if we (or our designee) receive the payment, after the close of trading on the New York Stock Exchange on that day, or if the New York Stock Exchange is not open that day, then the request or payment will be treated as received



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


on the next day when the New York Stock Exchange is open. Our Annuity Service Center is located at P.O. Box 10366, Des Moines, IA 50306-0366. If you send your Purchase Payments or transaction requests to an address other than the one we have designated for receipt of such Purchase Payments or requests, we may return the Purchase Payment to you, or there may be a delay in applying the Purchase Payment or transaction to your contract.


Requests for service may be made:


o  Through your registered representative


o By telephone at (800) 343-8496, between the hours of 7:30AM and 5:30PM Central Time Monday through Thursday and 7:30AM and 5:00PM Central Time on Friday


o  In writing to our Annuity Service Center


o  By fax at (515) 457-4400 or


o  By Internet at www.metlifeinvestors.com


Some of the requests for service that may be made by telephone or Internet include transfers of Account Value (see "Investment Options - Transfers - Transfers By Telephone or Other Means") and changes to the allocation of future Purchase Payments (see "Purchase - Allocation of Purchase Payments"). We may from time to time permit requests for other types of transactions to be made by telephone or Internet. All transaction requests must be in a form satisfactory to us. Contact us for further information. Some selling firms may restrict the ability of their registered representatives to convey transaction requests by telephone or Internet on your behalf.


A request or transaction generally is considered in GOOD ORDER if it complies with our administrative procedures and the required information is complete and accurate. A request or transaction may be rejected or delayed if not in Good Order. If you have any questions, you should contact us or your registered representative before submitting the form or request.


We will use reasonable procedures such as requiring certain identifying information, tape recording the telephone instructions, and providing written confirmation of the transaction, in order to confirm that instructions communicated by telephone, fax, Internet or other means are genuine. Any telephone, fax or Internet instructions reasonably believed by us to be genuine will be your responsibility, including losses arising from any errors in the communication of instructions. As a result of this policy, you will bear the risk of loss. If we do not employ reasonable procedures to confirm that instructions communicated by telephone, fax or Internet are genuine, we may be liable for any losses due to unauthorized or fraudulent transactions. All other requests and elections under your contract must be in writing signed by the proper party, must include any necessary documentation and must be received at our Annuity Service Center to be effective. If acceptable to us, requests or elections relating to Beneficiaries and Ownership will take effect as of the date signed unless we have already acted in reliance on the prior status. We are not responsible for the validity of any written request or action.


Telephone and computer systems may not always be available. Any telephone or computer system, whether it is yours, your service provider's, your agent's, or ours, can experience outages or slowdowns for a variety of reasons. These outages or slowdowns may delay or prevent our processing of your request. Although we have taken precautions to help our systems handle heavy use, we cannot promise complete reliability under all circumstances. If you experience technical difficulties or problems, you should make your transaction request in writing to our Annuity Service Center.


CONFIRMING TRANSACTIONS. We will send out written statements confirming that a transaction was recently completed. Unless you inform us of any errors within 60 days of receipt, we will consider these communications to be accurate and complete.


OWNERSHIP


OWNER. You, as the OWNER of the contract, have all the interest and rights under the contract.


These rights include the right to:


o  change the Beneficiary.


o change the Annuitant before the Annuity Date (subject to our underwriting and administrative rules).


o  assign the contract (subject to limitation).


o  change the payment option.


o exercise all other rights, benefits, options and privileges allowed by the contract or us.



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


The Owner is as designated at the time the contract is issued, unless changed. Any change of Owner is subject to our underwriting rules in effect at the time of the request.


JOINT OWNER. The contract can be owned by JOINT OWNERS, limited to two natural persons. Upon the death of either Owner, the surviving Owner will be the primary Beneficiary. Any other Beneficiary designation will be treated as a contingent Beneficiary unless otherwise indicated.


BENEFICIARY. The BENEFICIARY is the person(s) or entity you name to receive any death benefit. The Beneficiary is named at the time the contract is issued unless changed at a later date. Unless an irrevocable Beneficiary has been named, you can change the Beneficiary at any time before you die. If Joint Owners are named, unless you tell us otherwise, the surviving Joint Owner will be the primary Beneficiary. Any other Beneficiary designation will be treated as a contingent Beneficiary (unless you tell us otherwise).


ABANDONED PROPERTY REQUIREMENTS. Every state has unclaimed property laws which generally declare non-ERISA annuity contracts to be abandoned after a period of inactivity of three to five years from the contract's maturity date or the date the death benefit is due and payable. For example, if the payment of a death benefit has been triggered, but, if after a thorough search, we are still unable to locate the Beneficiary of the death benefit, or the Beneficiary does not come forward to claim the death benefit in a timely manner, the death benefit will be paid to the abandoned property division or unclaimed property office of the state in which the Beneficiary or the Owner last resided, as shown on our books and records, or to our state of domicile. (Escheatment is the formal, legal name for this process.) However, the state is obligated to pay the death benefit (without interest) if your Beneficiary steps forward to claim it with the proper documentation. To prevent your contract's proceeds from being paid to the state's abandoned or unclaimed property office, it is important that you update your Beneficiary designations, including addresses, if and as they change. Please call (800) 343-8496 to make such changes.


ANNUITANT. The ANNUITANT is the natural person(s) on whose life we base Annuity Payments. You can change the Annuitant at any time prior to the Annuity Date, unless an Owner is not a natural person. Any reference to Annuitant includes any joint Annuitant under an Annuity Option. The Owner and the Annuitant do not have to be the same person except as required under certain sections of the Internal Revenue Code or under a GMIB rider (see "Living Benefits - Guaranteed Income Benefits").


ASSIGNMENT. You can assign a Non-Qualified Contract at any time during your lifetime. We will not be bound by the assignment until the written notice of the assignment is recorded by us. We will not be liable for any payment or other action we take in accordance with the contract before we record the assignment. AN ASSIGNMENT MAY BE A TAXABLE EVENT.


If the contract is issued pursuant to a qualified plan, there may be limitations on your ability to assign the contract.


LEGAL PROCEEDINGS


In the ordinary course of business, First MetLife Investors, similar to other life insurance companies, is involved in lawsuits (including class action lawsuits), arbitrations and other legal proceedings. Also, from time to time, state and federal regulators or other officials conduct formal and informal examinations or undertake other actions dealing with various aspects of the financial services and insurance industries. In some legal proceedings involving insurers, substantial damages have been sought and/or material settlement payments have been made.


It is not possible to predict with certainty the ultimate outcome of any pending legal proceeding or regulatory action. However, First MetLife Investors does not believe any such action or proceeding will have a material adverse effect upon the Separate Account or upon the ability of MetLife Investors Distribution Company to perform its



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


contract with the Separate Account or of First MetLife Investors to meet its obligations under the contracts.


FINANCIAL STATEMENTS


Our financial statements and the financial statements of the Separate Account have been included in the SAI.



TABLE OF CONTENTS OF THE STATEMENT OF ADDITIONAL INFORMATION


     Company
     Independent Registered Public Accounting Firm
     Additional Information
     Custodian
     Distribution
     Calculation of Performance Information
     Annuity Provisions
     Tax Status of the Contracts
     Condensed Financial Information
     Financial Statements


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APPENDIX A
CONDENSED FINANCIAL INFORMATION


The following charts list the Condensed Financial Information (the Accumulation Unit value information for the Accumulation Units outstanding) for contracts issued as of December 31, 2013. See "Purchase - Accumulation Units" in the prospectus for information on how Accumulation Unit values are calculated. Chart 1 presents Accumulation Unit values for the lowest possible combination of Separate Account product charges and death benefit rider charges, and Chart 2 presents Accumulation Unit values for the highest possible combination of such charges. The Statement of Additional Information (SAI) contains the Accumulation Unit values for all other possible combinations of Separate Account product charges and death benefit rider charges. (See Page 2 for how to obtain a copy of the SAI.)



CHART 1





                         1.30% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                          NUMBER OF
                                   ACCUMULATION      ACCUMULATION        ACCUMULATION
                                  UNIT VALUE AT     UNIT VALUE AT           UNITS
                                   BEGINNING OF         END OF          OUTSTANDING AT
                                      PERIOD            PERIOD          END OF PERIOD
                                 ---------------   ---------------   -------------------
 MET INVESTORS SERIES TRUST
 ALLIANCEBERNSTEIN GLOBAL DYNAMIC ALLOCATION SUB-ACCOUNT (CLASS B)
  04/30/2012    to  12/31/2012       10.229595         10.585963         5,192,018.4825
  01/01/2013    to  12/31/2013       10.585963         11.613923         6,121,721.7080
============   ==== ==========       =========         =========         ==============
 AMERICAN FUNDS (Reg. TM) BALANCED ALLOCATION SUB-ACCOUNT (CLASS C)
  04/28/2008    to  12/31/2008       10.008575          7.016504           411,239.0406
  01/01/2009    to  12/31/2009        7.016504          8.956971         1,530,373.8200
  01/01/2010    to  12/31/2010        8.956971          9.916506         3,156,673.8584
  01/01/2011    to  12/31/2011        9.916506          9.580447         4,373,980.8516
  01/01/2012    to  12/31/2012        9.580447         10.735389         4,443,921.0701
  01/01/2013    to  12/31/2013       10.735389         12.560555         4,307,870.1232
============   ==== ==========       =========         =========         ==============
 AMERICAN FUNDS (Reg. TM) GROWTH ALLOCATION SUB-ACCOUNT (CLASS C)
  04/28/2008    to  12/31/2008        9.998575          6.364205           287,357.0685
  01/01/2009    to  12/31/2009        6.364205          8.420381         1,042,380.9600
  01/01/2010    to  12/31/2010        8.420381          9.432345         1,373,505.8833
  01/01/2011    to  12/31/2011        9.432345          8.870103         1,575,219.1002
  01/01/2012    to  12/31/2012        8.870103         10.169637         1,528,024.8347
  01/01/2013    to  12/31/2013       10.169637         12.558744         1,410,445.0010
============   ==== ==========       =========         =========         ==============
 AMERICAN FUNDS (Reg. TM) GROWTH SUB-ACCOUNT (CLASS C)
  04/28/2008    to  12/31/2008        9.988576          5.763664            98,197.0801
  01/01/2009    to  12/31/2009        5.763664          7.901709           302,967.2200
  01/01/2010    to  12/31/2010        7.901709          9.229087           580,566.4544
  01/01/2011    to  12/31/2011        9.229087          8.690929           860,277.5237
  01/01/2012    to  12/31/2012        8.690929         10.071748           812,553.5599
  01/01/2013    to  12/31/2013       10.071748         12.902859           745,679.9136
============   ==== ==========       =========         =========         ==============

APPENDIX A
CONDENSED FINANCIAL INFORMATION (CONTINUED)



                         1.30% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                          NUMBER OF
                                   ACCUMULATION      ACCUMULATION        ACCUMULATION
                                  UNIT VALUE AT     UNIT VALUE AT           UNITS
                                   BEGINNING OF         END OF          OUTSTANDING AT
                                      PERIOD            PERIOD          END OF PERIOD
                                 ---------------   ---------------   -------------------
 AMERICAN FUNDS (Reg. TM) MODERATE ALLOCATION SUB-ACCOUNT (CLASS C)
  04/28/2008    to  12/31/2008       10.018575          7.690677           116,299.1865
  01/01/2009    to  12/31/2009        7.690677          9.367447           626,616.6500
  01/01/2010    to  12/31/2010        9.367447         10.162530         1,667,051.5188
  01/01/2011    to  12/31/2011       10.162530         10.050728         2,257,058.9210
  01/01/2012    to  12/31/2012       10.050728         10.995520         2,248,052.0429
  01/01/2013    to  12/31/2013       10.995520         12.320964         2,145,205.2096
============   ==== ==========       =========         =========        ===============
 AQR GLOBAL RISK BALANCED SUB-ACCOUNT (CLASS B)
  04/30/2012    to  12/31/2012       11.164971         11.580699         7,101,988.5004
  01/01/2013    to  12/31/2013       11.580699         11.043464         7,199,008.4989
============   ==== ==========       =========         =========        ===============
 BLACKROCK GLOBAL TACTICAL STRATEGIES SUB-ACCOUNT (CLASS B)
  04/30/2012    to  12/31/2012        9.984300         10.314536        10,350,719.2342
  01/01/2013    to  12/31/2013       10.314536         11.230860        11,381,735.1165
============   ==== ==========       =========         =========        ===============
 BLACKROCK HIGH YIELD SUB-ACCOUNT (CLASS B)
  04/28/2008    to  12/31/2008       17.010615         12.733893             4,462.8266
  01/01/2009    to  12/31/2009       12.733893         18.432949            38,354.5100
  01/01/2010    to  12/31/2010       18.432949         21.064711            70,609.4912
  01/01/2011    to  12/31/2011       21.064711         21.280670           165,566.6404
  01/01/2012    to  12/31/2012       21.280670         24.479242           152,829.0469
  01/01/2013    to  12/31/2013       24.479242         26.418292           119,347.3728
============   ==== ==========       =========         =========        ===============
 CLARION GLOBAL REAL ESTATE SUB-ACCOUNT (CLASS B)
  05/01/2004    to  12/31/2004        9.998932         12.842253            20,037.6945
  01/01/2005    to  12/31/2005       12.842253         14.361086            31,366.5214
  01/01/2006    to  12/31/2006       14.361086         19.503665            34,475.1049
  01/01/2007    to  12/31/2007       19.503665         16.361582            31,392.6357
  01/01/2008    to  12/31/2008       16.361582          9.419490            39,415.1516
  01/01/2009    to  12/31/2009        9.419490         12.527414            68,673.2000
  01/01/2010    to  12/31/2010       12.527414         14.357371            88,229.7396
  01/01/2011    to  12/31/2011       14.357371         13.380587           118,123.4790
  01/01/2012    to  12/31/2012       13.380587         16.639355           122,850.4367
  01/01/2013    to  12/31/2013       16.639355         17.006799           140,630.2943
============   ==== ==========       =========         =========        ===============

APPENDIX A
CONDENSED FINANCIAL INFORMATION (CONTINUED)



                       1.30% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                        NUMBER OF
                                   ACCUMULATION      ACCUMULATION      ACCUMULATION
                                  UNIT VALUE AT     UNIT VALUE AT         UNITS
                                   BEGINNING OF         END OF        OUTSTANDING AT
                                      PERIOD            PERIOD        END OF PERIOD
                                 ---------------   ---------------   ---------------
 CLEARBRIDGE AGGRESSIVE GROWTH SUB-ACCOUNT (CLASS B)
  (FORMERLY LEGG MASON CLEARBRIDGE AGGRESSIVE GROWTH SUB-ACCOUNT (CLASS B))
  01/01/2004    to  12/31/2004        6.717278          7.189929        45,289.7138
  01/01/2005    to  12/31/2005        7.189929          8.060860        46,266.5427
  01/01/2006    to  12/31/2006        8.060860          7.818713        55,271.3763
  01/01/2007    to  12/31/2007        7.818713          7.892126        73,224.2320
  01/01/2008    to  12/31/2008        7.892126          4.747779        90,722.1279
  01/01/2009    to  12/31/2009        4.747779          6.231197        81,699.6100
  01/01/2010    to  12/31/2010        6.231197          7.613826       113,503.5212
  01/01/2011    to  12/31/2011        7.613826          7.759761       289,653.9769
  01/01/2012    to  12/31/2012        7.759761          9.076542       298,915.2107
  01/01/2013    to  12/31/2013        9.076542         13.044951       317,065.9696
============   ==== ==========      ==========        ==========       ============
 CLEARBRIDGE AGGRESSIVE GROWTH SUB-ACCOUNT (CLASS B)
  (FORMERLY LEGG MASON CLEARBRIDGE AGGRESSIVE GROWTH SUB-ACCOUNT (CLASS B) AND BEFORE
THAT LEGG
  MASON VALUE EQUITY SUB-ACCOUNT (CLASS B))
  11/07/2005    to  12/31/2005       10.247456         10.627269             0.0000
  01/01/2006    to  12/31/2006       10.627269         11.180916         8,162.3687
  01/01/2007    to  12/31/2007       11.180916         10.383877        23,469.5053
  01/01/2008    to  12/31/2008       10.383877          4.651552        43,034.6641
  01/01/2009    to  12/31/2009        4.651552          6.334860        60,464.7300
  01/01/2010    to  12/31/2010        6.334860          6.711722        91,097.7585
  01/01/2011    to  04/29/2011        6.711722          7.138968             0.0000
============   ==== ==========      ==========        ==========       ============
 CLEARBRIDGE AGGRESSIVE GROWTH PORTFOLIO II SUB-ACCOUNT (CLASS B)
  (FORMERLY JANUS FORTY SUB-ACCOUNT (CLASS B))
  05/03/2010    to  12/31/2010      155.513964        160.035224         2,624.8150
  01/01/2011    to  12/31/2011      160.035224        146.053290         5,126.9953
  01/01/2012    to  12/31/2012      146.053290        176.615267         5,226.6993
  01/01/2013    to  12/31/2013      176.615267        224.517975         4,710.2779
============   ==== ==========      ==========        ==========       ============
 GOLDMAN SACHS MID CAP VALUE SUB-ACCOUNT (CLASS B)
  05/01/2004    to  12/31/2004        9.998932         11.979835        15,562.1884
  01/01/2005    to  12/31/2005       11.979835         13.308023        31,197.4373
  01/01/2006    to  12/31/2006       13.308023         15.197948        51,507.0943
  01/01/2007    to  12/31/2007       15.197948         15.465093        88,534.8388
  01/01/2008    to  12/31/2008       15.465093          9.757880        90,043.4148
  01/01/2009    to  12/31/2009        9.757880         12.743199        71,242.2500
  01/01/2010    to  12/31/2010       12.743199         15.626784        89,842.7383
  01/01/2011    to  12/31/2011       15.626784         14.454596       137,705.6790
  01/01/2012    to  12/31/2012       14.454596         16.851844       138,037.3203
  01/01/2013    to  12/31/2013       16.851844         22.065390       133,245.4708
============   ==== ==========      ==========        ==========       ============

APPENDIX A
CONDENSED FINANCIAL INFORMATION (CONTINUED)



                        1.30% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                          NUMBER OF
                                   ACCUMULATION      ACCUMULATION       ACCUMULATION
                                  UNIT VALUE AT     UNIT VALUE AT           UNITS
                                   BEGINNING OF         END OF         OUTSTANDING AT
                                      PERIOD            PERIOD          END OF PERIOD
                                 ---------------   ---------------   ------------------
 HARRIS OAKMARK INTERNATIONAL SUB-ACCOUNT (CLASS B)
  01/01/2004    to  12/31/2004       11.763336         13.994100           66,536.8276
  01/01/2005    to  12/31/2005       13.994100         15.780483           75,317.9041
  01/01/2006    to  12/31/2006       15.780483         20.071036           99,647.6962
  01/01/2007    to  12/31/2007       20.071036         19.588813          118,535.8173
  01/01/2008    to  12/31/2008       19.588813         11.429986          110,148.6124
  01/01/2009    to  12/31/2009       11.429986         17.494711          122,228.3900
  01/01/2010    to  12/31/2010       17.494711         20.104387          182,755.2335
  01/01/2011    to  12/31/2011       20.104387         17.016156          302,606.4416
  01/01/2012    to  12/31/2012       17.016156         21.708384          286,830.1383
  01/01/2013    to  12/31/2013       21.708384         27.961401          281,559.6856
============   ==== ==========       =========         =========       ===============
 INVESCO BALANCED-RISK ALLOCATION SUB-ACCOUNT (CLASS B)
  04/30/2012    to  12/31/2012        1.010730          1.048710        8,490,185.3882
  01/01/2013    to  12/31/2013        1.048710          1.054430       15,600,597.9427
============   ==== ==========       =========         =========       ===============
 INVESCO COMSTOCK SUB-ACCOUNT (CLASS B)
  (FORMERLY VAN KAMPEN COMSTOCK SUB-ACCOUNT (CLASS B))
  05/01/2005    to  12/31/2005        9.998932         10.482927            2,912.0502
  01/01/2006    to  12/31/2006       10.482927         12.009028           15,618.7333
  01/01/2007    to  12/31/2007       12.009028         11.557695           26,547.6108
  01/01/2008    to  12/31/2008       11.557695          7.311136           39,790.1763
  01/01/2009    to  12/31/2009        7.311136          9.134319           56,531.0800
  01/01/2010    to  12/31/2010        9.134319         10.355646           87,399.2996
  01/01/2011    to  12/31/2011       10.355646         10.070573          128,073.5680
  01/01/2012    to  12/31/2012       10.070573         11.772115          125,796.2030
  01/01/2013    to  12/31/2013       11.772115         15.732268          145,450.0635
============   ==== ==========       =========         =========       ===============
 INVESCO MID CAP VALUE SUB-ACCOUNT (CLASS B)
  (FORMERLY LORD ABBETT MID CAP VALUE SUB-ACCOUNT (CLASS B)
  04/28/2008    to  12/31/2008       25.455881         16.783283            6,321.8007
  01/01/2009    to  12/31/2009       16.783283         20.962355           15,989.3000
  01/01/2010    to  12/31/2010       20.962355         25.973885           33,198.2277
  01/01/2011    to  12/31/2011       25.973885         24.690934           65,413.6692
  01/01/2012    to  12/31/2012       24.690934         27.952215           66,844.6796
  01/01/2013    to  12/31/2013       27.952215         35.952829           56,472.8224
============   ==== ==========       =========         =========       ===============

APPENDIX A
CONDENSED FINANCIAL INFORMATION (CONTINUED)



                        1.30% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                          NUMBER OF
                                   ACCUMULATION      ACCUMULATION       ACCUMULATION
                                  UNIT VALUE AT     UNIT VALUE AT           UNITS
                                   BEGINNING OF         END OF         OUTSTANDING AT
                                      PERIOD            PERIOD          END OF PERIOD
                                 ---------------   ---------------   ------------------
 INVESCO SMALL CAP GROWTH SUB-ACCOUNT (CLASS B)
  01/01/2004    to  12/31/2004       11.610242         12.197049           28,881.6253
  01/01/2005    to  12/31/2005       12.197049         13.035149           35,121.4030
  01/01/2006    to  12/31/2006       13.035149         14.692143           40,863.1766
  01/01/2007    to  12/31/2007       14.692143         16.106871           53,558.2345
  01/01/2008    to  12/31/2008       16.106871          9.741028           58,364.8675
  01/01/2009    to  12/31/2009        9.741028         12.867069           89,317.3900
  01/01/2010    to  12/31/2010       12.867069         16.026464          121,529.3385
  01/01/2011    to  12/31/2011       16.026464         15.648867          144,913.4284
  01/01/2012    to  12/31/2012       15.648867         18.261621          127,536.4084
  01/01/2013    to  12/31/2013       18.261621         25.267876          122,645.7509
============   ==== ==========       =========         =========       ===============
 JPMORGAN CORE BOND SUB-ACCOUNT (CLASS B)
  04/29/2013    to  12/31/2013       11.289575         10.746382          397,236.9704
============   ==== ==========       =========         =========       ===============
 JPMORGAN CORE BOND SUB-ACCOUNT (CLASS B)
  (FORMERLY JPMORGAN CORE BOND SUB-ACCOUNT (CLASS C) AND BEFORE THAT AMERICAN FUNDS (Reg.
TM) BOND
  SUB-ACCOUNT (CLASS C))
  04/28/2008    to  12/31/2008       10.038574          8.958531           23,208.8231
  01/01/2009    to  12/31/2009        8.958531          9.914745          119,156.1300
  01/01/2010    to  12/31/2010        9.914745         10.383763          224,414.5672
  01/01/2011    to  12/31/2011       10.383763         10.843343          324,591.7533
  01/01/2012    to  12/31/2012       10.843343         11.228709          381,058.8700
  01/01/2013    to  04/26/2013       11.228709         11.199946                0.0000
============   ==== ==========       =========         =========       ===============
 JPMORGAN GLOBAL ACTIVE ALLOCATION SUB-ACCOUNT (CLASS B)
  04/30/2012    to  12/31/2012        1.012784          1.050758        9,416,453.1776
  01/01/2013    to  12/31/2013        1.050758          1.151141       21,382,333.5310
============   ==== ==========       =========         =========       ===============
 LOOMIS SAYLES GLOBAL MARKETS SUB-ACCOUNT (CLASS B)
  05/01/2006    to  12/31/2006        9.988932         10.346428            1,394.2350
  01/01/2007    to  12/31/2007       10.346428         13.056584           40,436.2931
  01/01/2008    to  12/31/2008       13.056584          7.827887           50,416.4949
  01/01/2009    to  12/31/2009        7.827887         10.880671           63,267.0200
  01/01/2010    to  12/31/2010       10.880671         13.104428           80,919.2489
  01/01/2011    to  12/31/2011       13.104428         12.743706          109,944.5457
  01/01/2012    to  12/31/2012       12.743706         14.707991          115,585.7064
  01/01/2013    to  12/31/2013       14.707991         17.004709          111,158.4982
============   ==== ==========       =========         =========       ===============

APPENDIX A
CONDENSED FINANCIAL INFORMATION (CONTINUED)



                         1.30% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                          NUMBER OF
                                   ACCUMULATION      ACCUMULATION        ACCUMULATION
                                  UNIT VALUE AT     UNIT VALUE AT           UNITS
                                   BEGINNING OF         END OF          OUTSTANDING AT
                                      PERIOD            PERIOD          END OF PERIOD
                                 ---------------   ---------------   -------------------
 LORD ABBETT BOND DEBENTURE SUB-ACCOUNT (CLASS B)
  01/01/2004    to  12/31/2004       16.114631         17.204948            57,846.7109
  01/01/2005    to  12/31/2005       17.204948         17.236958            64,115.2188
  01/01/2006    to  12/31/2006       17.236958         18.571397            67,543.0854
  01/01/2007    to  12/31/2007       18.571397         19.530893            78,702.6942
  01/01/2008    to  12/31/2008       19.530893         15.691614            79,041.7479
  01/01/2009    to  12/31/2009       15.691614         21.184702            95,135.3200
  01/01/2010    to  12/31/2010       21.184702         23.622434           101,771.2723
  01/01/2011    to  12/31/2011       23.622434         24.357741            90,987.8510
  01/01/2012    to  12/31/2012       24.357741         27.154250            86,811.5075
  01/01/2013    to  12/31/2013       27.154250         28.942193            88,179.8312
============   ==== ==========       =========         =========        ===============
 MET/EATON VANCE FLOATING RATE SUB-ACCOUNT (CLASS B)
  05/03/2010    to  12/31/2010        9.998219         10.229633            19,362.6996
  01/01/2011    to  12/31/2011       10.229633         10.300527            81,370.2741
  01/01/2012    to  12/31/2012       10.300527         10.912106            95,291.3357
  01/01/2013    to  12/31/2013       10.912106         11.184364            92,471.4122
============   ==== ==========       =========         =========        ===============
 MET/FRANKLIN LOW DURATION TOTAL RETURN SUB-ACCOUNT (CLASS B)
  05/02/2011    to  12/31/2011        9.988220          9.773621            17,938.0722
  01/01/2012    to  12/31/2012        9.773621         10.070996            58,236.4443
  01/01/2013    to  12/31/2013       10.070996         10.056309           276,232.1159
============   ==== ==========       =========         =========        ===============
 MET/PUTNAM RESEARCH SUB-ACCOUNT (CLASS B)
  01/01/2004    to  11/19/2004        7.727655          7.945595             9,937.7990
============   ==== ==========       =========         =========        ===============
 MET/TEMPLETON INTERNATIONAL BOND SUB-ACCOUNT (CLASS B)
  05/04/2009    to  12/31/2009        9.998575         10.904481             7,992.5400
  01/01/2010    to  12/31/2010       10.904481         12.221348            44,476.8440
  01/01/2011    to  12/31/2011       12.221348         12.023913            83,907.4645
  01/01/2012    to  12/31/2012       12.023913         13.563466            77,525.8453
  01/01/2013    to  12/31/2013       13.563466         13.527178            80,889.7969
============   ==== ==========       =========         =========        ===============
 METLIFE BALANCED PLUS SUB-ACCOUNT (CLASS B)
  04/30/2012    to  12/31/2012       10.011276         10.482770        11,665,251.8351
  01/01/2013    to  12/31/2013       10.482770         11.833440        15,346,448.6461
============   ==== ==========       =========         =========        ===============
 METLIFE MULTI-INDEX TARGETED RISK SUB-ACCOUNT (CLASS B)
  04/29/2013    to  12/31/2013        1.080260          1.130318         6,077,197.6542
============   ==== ==========       =========         =========        ===============

APPENDIX A
CONDENSED FINANCIAL INFORMATION (CONTINUED)



                       1.30% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                        NUMBER OF
                                   ACCUMULATION      ACCUMULATION      ACCUMULATION
                                  UNIT VALUE AT     UNIT VALUE AT         UNITS
                                   BEGINNING OF         END OF        OUTSTANDING AT
                                      PERIOD            PERIOD        END OF PERIOD
                                 ---------------   ---------------   ---------------
 MFS (Reg. TM) EMERGING MARKETS EQUITY SUB-ACCOUNT (CLASS B)
  05/01/2006    to  12/31/2006        9.988932         10.485576         1,634.6094
  01/01/2007    to  12/31/2007       10.485576         14.139404        33,716.8278
  01/01/2008    to  12/31/2008       14.139404          6.206168        63,514.2044
  01/01/2009    to  12/31/2009        6.206168         10.349730       121,961.6600
  01/01/2010    to  12/31/2010       10.349730         12.632893       214,845.9234
  01/01/2011    to  12/31/2011       12.632893         10.137634       345,701.7207
  01/01/2012    to  12/31/2012       10.137634         11.896795       366,120.0939
  01/01/2013    to  12/31/2013       11.896795         11.158201       391,288.8237
============   ==== ==========       =========         =========       ============
 MFS (Reg. TM) RESEARCH INTERNATIONAL SUB-ACCOUNT (CLASS B)
  01/01/2004    to  12/31/2004        9.497588         11.208267        42,372.8417
  01/01/2005    to  12/31/2005       11.208267         12.880848        61,273.2139
  01/01/2006    to  12/31/2006       12.880848         16.092474        92,317.2322
  01/01/2007    to  12/31/2007       16.092474         17.994629       118,410.0148
  01/01/2008    to  12/31/2008       17.994629         10.236813       166,283.7362
  01/01/2009    to  12/31/2009       10.236813         13.294221       164,522.2400
  01/01/2010    to  12/31/2010       13.294221         14.619173       195,727.4214
  01/01/2011    to  12/31/2011       14.619173         12.884600       212,405.9019
  01/01/2012    to  12/31/2012       12.884600         14.842148       198,432.2145
  01/01/2013    to  12/31/2013       14.842148         17.471762       186,917.6169
============   ==== ==========       =========         =========       ============
 PIMCO INFLATION PROTECTED BOND SUB-ACCOUNT (CLASS B)
  01/01/2004    to  12/31/2004       10.442908         11.236502        72,996.7042
  01/01/2005    to  12/31/2005       11.236502         11.245632       100,686.0882
  01/01/2006    to  12/31/2006       11.245632         11.143728       118,898.2402
  01/01/2007    to  12/31/2007       11.143728         12.186705       129,975.3977
  01/01/2008    to  12/31/2008       12.186705         11.200179       188,103.5792
  01/01/2009    to  12/31/2009       11.200179         13.050909       298,423.8400
  01/01/2010    to  12/31/2010       13.050909         13.882186       492,483.1526
  01/01/2011    to  12/31/2011       13.882186         15.230028       717,970.0400
  01/01/2012    to  12/31/2012       15.230028         16.405011       740,330.0488
  01/01/2013    to  12/31/2013       16.405011         14.691194       755,632.9037
============   ==== ==========       =========         =========       ============

APPENDIX A
CONDENSED FINANCIAL INFORMATION (CONTINUED)



                        1.30% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                          NUMBER OF
                                   ACCUMULATION      ACCUMULATION       ACCUMULATION
                                  UNIT VALUE AT     UNIT VALUE AT           UNITS
                                   BEGINNING OF         END OF         OUTSTANDING AT
                                      PERIOD            PERIOD          END OF PERIOD
                                 ---------------   ---------------   ------------------
 PIMCO TOTAL RETURN SUB-ACCOUNT (CLASS B)
  01/01/2004    to  12/31/2004       11.687477         12.110712           56,067.7304
  01/01/2005    to  12/31/2005       12.110712         12.223413           86,336.1715
  01/01/2006    to  12/31/2006       12.223413         12.611070          148,756.4576
  01/01/2007    to  12/31/2007       12.611070         13.388910          179,567.8656
  01/01/2008    to  12/31/2008       13.388910         13.269677          203,092.0821
  01/01/2009    to  12/31/2009       13.269677         15.459765          456,655.3000
  01/01/2010    to  12/31/2010       15.459765         16.506947          995,119.4770
  01/01/2011    to  12/31/2011       16.506947         16.810768        1,473,398.0333
  01/01/2012    to  12/31/2012       16.810768         18.130822        1,535,943.3620
  01/01/2013    to  12/31/2013       18.130822         17.553861        1,619,920.0927
============   ==== ==========       =========         =========        ==============
 PIONEER FUND SUB-ACCOUNT (CLASS B)
  05/04/2009    to  12/31/2009       13.603770         16.688680            1,467.5700
  01/01/2010    to  12/31/2010       16.688680         19.097595            6,594.3981
  01/01/2011    to  12/31/2011       19.097595         17.932990           13,198.5501
  01/01/2012    to  12/31/2012       17.932990         19.536993           12,977.5442
  01/01/2013    to  12/31/2013       19.536993         25.593388           10,492.4895
============   ==== ==========       =========         =========        ==============
 PIONEER STRATEGIC INCOME SUB-ACCOUNT (CLASS E)
  05/03/2010    to  12/31/2010       24.171167         25.405794            8,966.5654
  01/01/2011    to  12/31/2011       25.405794         25.945508           44,500.4642
  01/01/2012    to  12/31/2012       25.945508         28.542174           41,591.9148
  01/01/2013    to  12/31/2013       28.542174         28.571028           43,679.7639
============   ==== ==========       =========         =========        ==============
 PYRAMIS (Reg. TM) GOVERNMENT INCOME SUB-ACCOUNT (CLASS B)
  04/30/2012    to  12/31/2012       10.783430         10.957512        2,539,196.0714
  01/01/2013    to  12/31/2013       10.957512         10.327163        2,920,770.5774
============   ==== ==========       =========         =========        ==============
 PYRAMIS (Reg. TM) MANAGED RISK SUB-ACCOUNT (CLASS B)
  04/29/2013    to  12/31/2013       10.216374         10.760741          218,009.9504
============   ==== ==========       =========         =========        ==============
 SCHRODERS GLOBAL MULTI-ASSET SUB-ACCOUNT (CLASS B)
  04/30/2012    to  12/31/2012        1.010762          1.068883        2,651,897.0752
  01/01/2013    to  12/31/2013        1.068883          1.161756        7,500,547.4185
============   ==== ==========       =========         =========        ==============
 SSGA GROWTH AND INCOME ETF SUB-ACCOUNT (CLASS B)
  11/10/2008    to  12/31/2008        8.431507          8.599158            2,182.3586
  01/01/2009    to  12/31/2009        8.599158         10.600545          570,580.5900
  01/01/2010    to  12/31/2010       10.600545         11.744313        1,745,984.4365
  01/01/2011    to  12/31/2011       11.744313         11.715944        2,168,281.3770
  01/01/2012    to  12/31/2012       11.715944         13.049283        2,156,530.2401
  01/01/2013    to  12/31/2013       13.049283         14.546415        2,109,629.7609
============   ==== ==========       =========         =========        ==============

APPENDIX A
CONDENSED FINANCIAL INFORMATION (CONTINUED)



                        1.30% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                          NUMBER OF
                                   ACCUMULATION      ACCUMULATION       ACCUMULATION
                                  UNIT VALUE AT     UNIT VALUE AT           UNITS
                                   BEGINNING OF         END OF         OUTSTANDING AT
                                      PERIOD            PERIOD          END OF PERIOD
                                 ---------------   ---------------   ------------------
 SSGA GROWTH ETF SUB-ACCOUNT (CLASS B)
  11/10/2008    to  12/31/2008        7.806825          7.883723           21,216.0998
  01/01/2009    to  12/31/2009        7.883723         10.046366          619,348.6000
  01/01/2010    to  12/31/2010       10.046366         11.320254          871,361.5923
  01/01/2011    to  12/31/2011       11.320254         10.936433        1,197,356.4387
  01/01/2012    to  12/31/2012       10.936433         12.417139        1,273,236.2424
  01/01/2013    to  12/31/2013       12.417139         14.471865        1,322,776.7142
============   ==== ==========       =========         =========        ==============
 T. ROWE PRICE LARGE CAP VALUE SUB-ACCOUNT (CLASS B)
  01/01/2004    to  12/31/2004       43.114082         47.937816           19,815.5006
  01/01/2005    to  12/31/2005       47.937816         48.925372           25,855.7185
  01/01/2006    to  12/31/2006       48.925372         56.884355           31,167.4647
  01/01/2007    to  12/31/2007       56.884355         58.235221           40,242.1825
  01/01/2008    to  12/31/2008       58.235221         36.597630           36,745.9805
  01/01/2009    to  12/31/2009       36.597630         42.769476           34,825.6200
  01/01/2010    to  12/31/2010       42.769476         49.402240           52,018.8213
  01/01/2011    to  12/31/2011       49.402240         46.809866           59,848.6689
  01/01/2012    to  12/31/2012       46.809866         54.508674           54,901.2159
  01/01/2013    to  12/31/2013       54.508674         71.977697           50,922.1883
============   ==== ==========       =========         =========        ==============
 T. ROWE PRICE MID CAP GROWTH SUB-ACCOUNT (CLASS B)
  01/01/2004    to  12/31/2004        6.128422          7.127233           88,995.1559
  01/01/2005    to  12/31/2005        7.127233          8.064495          112,366.2205
  01/01/2006    to  12/31/2006        8.064495          8.451316          136,354.3460
  01/01/2007    to  12/31/2007        8.451316          9.812864          150,844.7383
  01/01/2008    to  12/31/2008        9.812864          5.835734          177,415.6737
  01/01/2009    to  12/31/2009        5.835734          8.379729          250,331.0100
  01/01/2010    to  12/31/2010        8.379729         10.561395          337,692.2725
  01/01/2011    to  12/31/2011       10.561395         10.253499          421,617.8746
  01/01/2012    to  12/31/2012       10.253499         11.505166          410,322.7756
  01/01/2013    to  12/31/2013       11.505166         15.510711          384,139.2428
============   ==== ==========       =========         =========        ==============
 THIRD AVENUE SMALL CAP VALUE SUB-ACCOUNT (CLASS B)
  01/01/2004    to  12/31/2004       11.488494         14.345408           50,250.5819
  01/01/2005    to  12/31/2005       14.345408         16.352461           65,297.9291
  01/01/2006    to  12/31/2006       16.352461         18.261325           75,158.9668
  01/01/2007    to  12/31/2007       18.261325         17.479670           96,808.5121
  01/01/2008    to  12/31/2008       17.479670         12.107897          111,764.2505
  01/01/2009    to  12/31/2009       12.107897         15.112789          120,798.8900
  01/01/2010    to  12/31/2010       15.112789         17.885935          145,912.2047
  01/01/2011    to  12/31/2011       17.885935         16.069084          160,083.7038
  01/01/2012    to  12/31/2012       16.069084         18.713333          156,906.5966
  01/01/2013    to  12/31/2013       18.713333         24.465258          150,949.4668
============   ==== ==========       =========         =========        ==============

APPENDIX A
CONDENSED FINANCIAL INFORMATION (CONTINUED)



                        1.30% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                         NUMBER OF
                                   ACCUMULATION      ACCUMULATION       ACCUMULATION
                                  UNIT VALUE AT     UNIT VALUE AT          UNITS
                                   BEGINNING OF         END OF         OUTSTANDING AT
                                      PERIOD            PERIOD         END OF PERIOD
                                 ---------------   ---------------   -----------------
 METROPOLITAN SERIES FUND
 BAILLIE GIFFORD INTERNATIONAL STOCK SUB-ACCOUNT (CLASS B)
  04/29/2013    to  12/31/2013       13.296585         14.601457         264,677.4697
============   ==== ==========       =========         =========         ============
 BAILLIE GIFFORD INTERNATIONAL STOCK SUB-ACCOUNT (CLASS B)
  (FORMERLY AMERICAN FUNDS (Reg. TM) INTERNATIONAL SUB-ACCOUNT (CLASS C))
  04/28/2008    to  12/31/2008       10.088572          6.059120          56,538.0231
  01/01/2009    to  12/31/2009        6.059120          8.526167         142,415.3900
  01/01/2010    to  12/31/2010        8.526167          8.996195         300,385.0464
  01/01/2011    to  12/31/2011        8.996195          7.611678         397,755.6362
  01/01/2012    to  12/31/2012        7.611678          8.823283         401,871.8083
  01/01/2013    to  04/26/2013        8.823283          9.153894               0.0000
============   ==== ==========       =========         =========         ============
 BARCLAYS AGGREGATE BOND INDEX SUB-ACCOUNT (CLASS G)
  (FORMERLY BARCLAYS CAPITAL AGGREGATE BOND INDEX SUB-ACCOUNT (CLASS G))
  05/04/2009    to  12/31/2009       14.569022         15.090255          12,065.5800
  01/01/2010    to  12/31/2010       15.090255         15.737050          51,943.7564
  01/01/2011    to  12/31/2011       15.737050         16.645052          82,898.0683
  01/01/2012    to  12/31/2012       16.645052         17.017605         128,698.8816
  01/01/2013    to  12/31/2013       17.017605         16.366043         144,359.7561
============   ==== ==========       =========         =========         ============
 BLACKROCK MONEY MARKET SUB-ACCOUNT (CLASS B)
  05/01/2005    to  12/31/2005        9.982136         10.094014          15,099.6542
  01/01/2006    to  12/31/2006       10.094014         10.417463          66,691.2808
  01/01/2007    to  12/31/2007       10.417463         10.777221         183,973.3062
  01/01/2008    to  12/31/2008       10.777221         10.914141         347,310.4572
  01/01/2009    to  12/31/2009       10.914141         10.800453         607,716.5000
  01/01/2010    to  12/31/2010       10.800453         10.660952         562,380.0643
  01/01/2011    to  12/31/2011       10.660952         10.523629         450,135.7970
  01/01/2012    to  12/31/2012       10.523629         10.386964         505,762.4811
  01/01/2013    to  12/31/2013       10.386964         10.252804         803,505.9153
============   ==== ==========       =========         =========         ============
 BLACKROCK MONEY MARKET SUB-ACCOUNT (CLASS B)
  (FORMERLY MET INVESTORS SERIES TRUST - MONEY MARKET SUB-ACCOUNT (CLASS B))
  01/01/2004    to  12/31/2004       10.032199          9.965778           3,168.1420
  01/01/2005    to  04/30/2005        9.965778          9.982068               0.0000
============   ==== ==========       =========         =========         ============

APPENDIX A
CONDENSED FINANCIAL INFORMATION (CONTINUED)



                        1.30% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                         NUMBER OF
                                   ACCUMULATION      ACCUMULATION       ACCUMULATION
                                  UNIT VALUE AT     UNIT VALUE AT          UNITS
                                   BEGINNING OF         END OF         OUTSTANDING AT
                                      PERIOD            PERIOD         END OF PERIOD
                                 ---------------   ---------------   -----------------
 DAVIS VENTURE VALUE SUB-ACCOUNT (CLASS E)
  01/01/2004    to  12/31/2004       10.781850         11.934370         132,380.2910
  01/01/2005    to  12/31/2005       11.934370         12.974739         162,033.6756
  01/01/2006    to  12/31/2006       12.974739         14.652624         195,254.4084
  01/01/2007    to  12/31/2007       14.652624         15.103332         264,485.2949
  01/01/2008    to  12/31/2008       15.103332          9.025430         298,264.5093
  01/01/2009    to  12/31/2009        9.025430         11.744348         306,618.8900
  01/01/2010    to  12/31/2010       11.744348         12.962618         397,301.5157
  01/01/2011    to  12/31/2011       12.962618         12.260793         459,107.7137
  01/01/2012    to  12/31/2012       12.260793         13.638720         468,035.7525
  01/01/2013    to  12/31/2013       13.638720         17.976382         435,063.5010
============   ==== ==========       =========         =========         ============
 FRONTIER MID CAP GROWTH SUB-ACCOUNT (CLASS B)
  04/29/2013    to  12/31/2013       15.157349         18.081245          56,195.7216
============   ==== ==========       =========         =========         ============
 FRONTIER MID CAP GROWTH SUB-ACCOUNT (CLASS B)
  (FORMERLY TURNER MID CAP GROWTH SUB-ACCOUNT (CLASS B))
  05/01/2004    to  12/31/2004        9.998932         11.122514          12,062.7087
  01/01/2005    to  12/31/2005       11.122514         12.226213          10,064.5912
  01/01/2006    to  12/31/2006       12.226213         12.801545          11,532.7253
  01/01/2007    to  12/31/2007       12.801545         15.686606          30,612.0144
  01/01/2008    to  12/31/2008       15.686606          8.005137          28,798.0228
  01/01/2009    to  12/31/2009        8.005137         11.628611          37,346.7400
  01/01/2010    to  12/31/2010       11.628611         14.596416          43,612.1167
  01/01/2011    to  12/31/2011       14.596416         13.332640          60,151.2637
  01/01/2012    to  12/31/2012       13.332640         13.951718          63,987.4558
  01/01/2013    to  04/26/2013       13.951718         15.059331               0.0000
============   ==== ==========       =========         =========         ============
 JENNISON GROWTH SUB-ACCOUNT (CLASS B)
  01/01/2004    to  12/31/2004        9.762009         10.496784          43,903.5479
  01/01/2005    to  12/31/2005       10.496784         11.764232          42,383.7329
  01/01/2006    to  12/31/2006       11.764232         11.905780          66,774.7781
  01/01/2007    to  12/31/2007       11.905780         13.089520          99,940.5098
  01/01/2008    to  12/31/2008       13.089520          8.198138         110,891.3827
  01/01/2009    to  12/31/2009        8.198138         11.293795         174,290.2300
  01/01/2010    to  12/31/2010       11.293795         12.409247         235,015.6073
  01/01/2011    to  12/31/2011       12.409247         12.276458         260,179.0412
  01/01/2012    to  12/31/2012       12.276458         14.002167         375,016.8387
  01/01/2013    to  12/31/2013       14.002167         18.898229         369,935.4665
============   ==== ==========       =========         =========         ============

APPENDIX A
CONDENSED FINANCIAL INFORMATION (CONTINUED)



                       1.30% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                        NUMBER OF
                                   ACCUMULATION      ACCUMULATION      ACCUMULATION
                                  UNIT VALUE AT     UNIT VALUE AT         UNITS
                                   BEGINNING OF         END OF        OUTSTANDING AT
                                      PERIOD            PERIOD        END OF PERIOD
                                 ---------------   ---------------   ---------------
 JENNISON GROWTH SUB-ACCOUNT (CLASS B)
  (FORMERLY JENNISON LARGE CAP EQUITY SUB-ACCOUNT (CLASS B) AND BEFORE THAT RAINIER
LARGE CAP EQUITY
  SUB-ACCOUNT (CLASS B))
  11/12/2007    to  12/31/2007        9.565877          9.985542           773.4788
  01/01/2008    to  12/31/2008        9.985542          5.735714        50,674.7421
  01/01/2009    to  12/31/2009        5.735714          6.978023        51,500.7800
  01/01/2010    to  12/31/2010        6.978023          7.947595        44,865.5677
  01/01/2011    to  12/31/2011        7.947595          7.543923        53,714.4930
  01/01/2012    to  12/31/2012        7.543923          8.389614        54,107.0701
  01/01/2013    to  04/26/2013        8.389614          9.018898             0.0000
============   ==== ==========       =========         =========       ============
 JENNISON GROWTH SUB-ACCOUNT (CLASS B)
  (FORMERLY OPPENHEIMER CAPITAL APPRECIATION SUB-ACCOUNT (CLASS B))
  01/01/2004    to  12/31/2004        7.969640          8.370190       146,378.6929
  01/01/2005    to  12/31/2005        8.370190          8.651885       157,556.5445
  01/01/2006    to  12/31/2006        8.651885          9.190873       178,476.3395
  01/01/2007    to  12/31/2007        9.190873         10.367771       242,119.3956
  01/01/2008    to  12/31/2008       10.367771          5.532204       235,940.8881
  01/01/2009    to  12/31/2009        5.532204          7.847238       203,730.1600
  01/01/2010    to  12/31/2010        7.847238          8.473780       194,939.9831
  01/01/2011    to  12/31/2011        8.473780          8.249075       176,855.4652
  01/01/2012    to  12/31/2012        8.249075          9.283200             0.0000
  01/01/2013    to  12/31/2013        9.283200          9.283200             0.0000
============   ==== ==========       =========         =========       ============
 MET/ARTISAN MID CAP VALUE SUB-ACCOUNT (CLASS B)
  01/01/2004    to  12/31/2004       13.989331         15.141040        22,988.4454
  01/01/2005    to  12/31/2005       15.141040         16.396913        45,483.2326
  01/01/2006    to  12/31/2006       16.396913         18.156026        49,280.7021
  01/01/2007    to  12/31/2007       18.156026         16.652392        53,339.7562
  01/01/2008    to  12/31/2008       16.652392          8.853884        63,794.4237
  01/01/2009    to  12/31/2009        8.853884         12.340053        61,944.7500
  01/01/2010    to  12/31/2010       12.340053         13.978623        68,461.1700
  01/01/2011    to  12/31/2011       13.978623         14.694020        73,382.2475
  01/01/2012    to  12/31/2012       14.694020         16.182973        75,610.6237
  01/01/2013    to  12/31/2013       16.182973         21.805972        76,695.7813
============   ==== ==========       =========         =========       ============
 MET/DIMENSIONAL INTERNATIONAL SMALL COMPANY SUB-ACCOUNT (CLASS B)
  11/10/2008    to  12/31/2008       10.066059         10.137618         1,080.8225
  01/01/2009    to  12/31/2009       10.137618         14.281201        20,518.0700
  01/01/2010    to  12/31/2010       14.281201         17.281226        21,035.4478
  01/01/2011    to  12/31/2011       17.281226         14.286034        53,019.2062
  01/01/2012    to  12/31/2012       14.286034         16.625196        54,399.3909
  01/01/2013    to  12/31/2013       16.625196         20.940119        62,496.1639
============   ==== ==========       =========         =========       ============

APPENDIX A
CONDENSED FINANCIAL INFORMATION (CONTINUED)



                       1.30% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                        NUMBER OF
                                   ACCUMULATION      ACCUMULATION      ACCUMULATION
                                  UNIT VALUE AT     UNIT VALUE AT         UNITS
                                   BEGINNING OF         END OF        OUTSTANDING AT
                                      PERIOD            PERIOD        END OF PERIOD
                                 ---------------   ---------------   ---------------
 METLIFE MID CAP STOCK INDEX SUB-ACCOUNT (CLASS G)
  05/04/2009    to  12/31/2009       11.179204         13.943832        12,208.1800
  01/01/2010    to  12/31/2010       13.943832         17.331163        37,693.6491
  01/01/2011    to  12/31/2011       17.331163         16.724655        57,802.7567
  01/01/2012    to  12/31/2012       16.724655         19.357826        58,634.7896
  01/01/2013    to  12/31/2013       19.357826         25.366238        70,190.1421
============   ==== ==========       =========         =========       ============
 METLIFE STOCK INDEX SUB-ACCOUNT (CLASS B)
  01/01/2004    to  12/31/2004       10.460062         11.385874        60,786.3628
  01/01/2005    to  12/31/2005       11.385874         11.731023       114,882.0079
  01/01/2006    to  12/31/2006       11.731023         13.338443       118,838.3237
  01/01/2007    to  12/31/2007       13.338443         13.820181       149,627.3899
  01/01/2008    to  12/31/2008       13.820181          8.558483       195,079.5409
  01/01/2009    to  12/31/2009        8.558483         10.637702       226,145.9500
  01/01/2010    to  12/31/2010       10.637702         12.021908       275,615.5273
  01/01/2011    to  12/31/2011       12.021908         12.061008       363,405.8935
  01/01/2012    to  12/31/2012       12.061008         13.741140       372,829.3790
  01/01/2013    to  12/31/2013       13.741140         17.863205       370,720.5991
============   ==== ==========       =========         =========       ============
 MFS (Reg. TM) VALUE SUB-ACCOUNT (CLASS B)
  04/29/2013    to  12/31/2013       19.178853         22.424400       163,060.0422
============   ==== ==========       =========         =========       ============
 MFS (Reg. TM) VALUE SUB-ACCOUNT (CLASS B)
  (FORMERLY MET/FRANKLIN MUTUAL SHARES SUB-ACCOUNT (CLASS B))
  04/28/2008    to  12/31/2008        9.998575          6.604697         7,228.7271
  01/01/2009    to  12/31/2009        6.604697          8.141697       105,443.1700
  01/01/2010    to  12/31/2010        8.141697          8.922471       185,616.0587
  01/01/2011    to  12/31/2011        8.922471          8.759302       269,494.8913
  01/01/2012    to  12/31/2012        8.759302          9.848736       289,819.5892
  01/01/2013    to  04/26/2013        9.848736         10.791833             0.0000
============   ==== ==========       =========         =========       ============
 MSCI EAFE (Reg. TM) INDEX SUB-ACCOUNT (CLASS G)
  (FORMERLY MORGAN STANLEY EAFE (Reg. TM) SUB-ACCOUNT (CLASS G))
  05/04/2009    to  12/31/2009        9.325674         12.025392         7,099.5000
  01/01/2010    to  12/31/2010       12.025392         12.791765        54,950.4185
  01/01/2011    to  12/31/2011       12.791765         11.029218        86,662.6302
  01/01/2012    to  12/31/2012       11.029218         12.838985        84,462.5138
  01/01/2013    to  12/31/2013       12.838985         15.389934        88,352.8466
============   ==== ==========       =========         =========       ============
 NEUBERGER BERMAN GENESIS SUB-ACCOUNT (CLASS B)
  04/29/2013    to  12/31/2013       20.331335         25.406323        74,608.1384
============   ==== ==========       =========         =========       ============

APPENDIX A
CONDENSED FINANCIAL INFORMATION (CONTINUED)



                       1.30% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                        NUMBER OF
                                   ACCUMULATION      ACCUMULATION      ACCUMULATION
                                  UNIT VALUE AT     UNIT VALUE AT         UNITS
                                   BEGINNING OF         END OF        OUTSTANDING AT
                                      PERIOD            PERIOD        END OF PERIOD
                                 ---------------   ---------------   ---------------
 NEUBERGER BERMAN GENESIS SUB-ACCOUNT (CLASS B)
  (FORMERLY MLA MID CAP SUB-ACCOUNT (CLASS B))
  01/01/2004    to  12/31/2004       12.034528         13.589483        13,955.8695
  01/01/2005    to  12/31/2005       13.589483         14.495473        36,718.1942
  01/01/2006    to  12/31/2006       14.495473         16.408565        37,993.8517
  01/01/2007    to  12/31/2007       16.408565         15.756529        25,194.9431
  01/01/2008    to  12/31/2008       15.756529          9.595726        29,973.0320
  01/01/2009    to  12/31/2009        9.595726         12.953774        35,342.6800
  01/01/2010    to  12/31/2010       12.953774         15.709433        68,073.3405
  01/01/2011    to  12/31/2011       15.709433         14.688795        96,062.3990
  01/01/2012    to  12/31/2012       14.688795         15.264435       102,008.1430
  01/01/2013    to  04/26/2013       15.264435         16.556111             0.0000
============   ==== ==========       =========         =========       ============
 RUSSELL 2000 (Reg. TM) INDEX SUB-ACCOUNT (CLASS G)
  05/04/2009    to  12/31/2009       11.560189         14.238122        10,152.5500
  01/01/2010    to  12/31/2010       14.238122         17.785176        36,330.7938
  01/01/2011    to  12/31/2011       17.785176         16.796145        62,106.8831
  01/01/2012    to  12/31/2012       16.796145         19.221546        65,513.5374
  01/01/2013    to  12/31/2013       19.221546         26.206184        90,823.8890
============   ==== ==========       =========         =========       ============
 T. ROWE PRICE LARGE CAP GROWTH SUB-ACCOUNT (CLASS B)
  04/29/2013    to  12/31/2013       17.679193         22.338144        74,946.7657
============   ==== ==========       =========         =========       ============
 T. ROWE PRICE LARGE CAP GROWTH SUB-ACCOUNT (CLASS B)
  (FORMERLY RCM TECHNOLOGY SUB-ACCOUNT (CLASS B))
  01/01/2004    to  12/31/2004        4.602892          4.347370        17,553.8045
  01/01/2005    to  12/31/2005        4.347370          4.764097        16,682.4138
  01/01/2006    to  12/31/2006        4.764097          4.954155        23,279.3174
  01/01/2007    to  12/31/2007        4.954155          6.431316        55,243.3270
  01/01/2008    to  12/31/2008        6.431316          3.526189        45,681.9182
  01/01/2009    to  12/31/2009        3.526189          5.533372       113,763.5600
  01/01/2010    to  12/31/2010        5.533372          6.974360       175,142.5331
  01/01/2011    to  12/31/2011        6.974360          6.203232       178,714.0209
  01/01/2012    to  12/31/2012        6.203232          6.864666       183,707.5824
  01/01/2013    to  04/26/2013        6.864666          7.180810             0.0000
============   ==== ==========       =========         =========       ============
 VAN ECK GLOBAL NATURAL RESOURCES SUB-ACCOUNT (CLASS B)
  05/04/2009    to  12/31/2009       11.633525         14.804435         6,465.3000
  01/01/2010    to  12/31/2010       14.804435         18.854763        37,622.4954
  01/01/2011    to  12/31/2011       18.854763         15.508279        68,660.5045
  01/01/2012    to  12/31/2012       15.508279         15.701587        70,217.9685
  01/01/2013    to  12/31/2013       15.701587         17.165667        66,656.3962
============   ==== ==========       =========         =========       ============

APPENDIX A
CONDENSED FINANCIAL INFORMATION (CONTINUED)



                        1.30% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                          NUMBER OF
                                   ACCUMULATION      ACCUMULATION       ACCUMULATION
                                  UNIT VALUE AT     UNIT VALUE AT           UNITS
                                   BEGINNING OF         END OF         OUTSTANDING AT
                                      PERIOD            PERIOD          END OF PERIOD
                                 ---------------   ---------------   ------------------
 WESTERN ASSET MANAGEMENT U.S. GOVERNMENT SUB-ACCOUNT (CLASS B)
  05/01/2005    to  12/31/2005       15.969806         15.964032            3,891.1771
  01/01/2006    to  12/31/2006       15.964032         16.375307            6,472.6099
  01/01/2007    to  12/31/2007       16.375307         16.814588            8,955.6562
  01/01/2008    to  12/31/2008       16.814588         16.508505           14,050.0973
  01/01/2009    to  12/31/2009       16.508505         16.960174           43,853.5900
  01/01/2010    to  12/31/2010       16.960174         17.660648           53,021.6528
  01/01/2011    to  12/31/2011       17.660648         18.351099           79,746.8160
  01/01/2012    to  12/31/2012       18.351099         18.664872           81,299.9807
  01/01/2013    to  12/31/2013       18.664872         18.257014           73,716.9175
============   ==== ==========       =========         =========        ==============
 MET INVESTORS SERIES TRUST - METLIFE ASSET ALLOCATION PROGRAM
 METLIFE AGGRESSIVE STRATEGY SUB-ACCOUNT (CLASS B)
  11/22/2004    to  12/31/2004       10.303038         10.693251           20,810.8803
  01/01/2005    to  12/31/2005       10.693251         11.651175          165,431.3850
  01/01/2006    to  12/31/2006       11.651175         13.070727          285,957.5428
  01/01/2007    to  12/31/2007       13.070727         13.273444          425,753.6836
  01/01/2008    to  12/31/2008       13.273444          7.754319          449,895.1369
  01/01/2009    to  12/31/2009        7.754319         10.152970          499,713.6600
  01/01/2010    to  12/31/2010       10.152970         11.675624          583,987.0286
  01/01/2011    to  12/31/2011       11.675624         10.859463          731,533.7820
  01/01/2012    to  12/31/2012       10.859463         12.512996          708,257.2276
  01/01/2013    to  12/31/2013       12.512996         15.995949          595,763.3641
============   ==== ==========       =========         =========        ==============
 METLIFE BALANCED STRATEGY SUB-ACCOUNT (CLASS B)
  11/22/2004    to  12/31/2004       10.103167         10.397106          118,310.5240
  01/01/2005    to  12/31/2005       10.397106         10.994107          428,492.8960
  01/01/2006    to  12/31/2006       10.994107         12.152378        1,224,571.3236
  01/01/2007    to  12/31/2007       12.152378         12.580234        2,043,271.4179
  01/01/2008    to  12/31/2008       12.580234          8.451645        2,304,854.7788
  01/01/2009    to  12/31/2009        8.451645         10.706411        3,017,749.6500
  01/01/2010    to  12/31/2010       10.706411         12.003908        4,800,874.2696
  01/01/2011    to  12/31/2011       12.003908         11.647420        6,810,930.9727
  01/01/2012    to  12/31/2012       11.647420         13.097782        6,718,718.2601
  01/01/2013    to  12/31/2013       13.097782         15.439211        6,504,050.0785
============   ==== ==========       =========         =========        ==============

APPENDIX A
CONDENSED FINANCIAL INFORMATION (CONTINUED)



                        1.30% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                          NUMBER OF
                                   ACCUMULATION      ACCUMULATION       ACCUMULATION
                                  UNIT VALUE AT     UNIT VALUE AT           UNITS
                                   BEGINNING OF         END OF         OUTSTANDING AT
                                      PERIOD            PERIOD          END OF PERIOD
                                 ---------------   ---------------   ------------------
 METLIFE DEFENSIVE STRATEGY SUB-ACCOUNT (CLASS B)
  11/22/2004    to  12/31/2004        9.943271         10.113107                0.0000
  01/01/2005    to  12/31/2005       10.113107         10.430055           64,493.7474
  01/01/2006    to  12/31/2006       10.430055         11.183762          100,366.6768
  01/01/2007    to  12/31/2007       11.183762         11.691964          270,552.0144
  01/01/2008    to  12/31/2008       11.691964          9.157310          465,666.9282
  01/01/2009    to  12/31/2009        9.157310         11.109695          957,823.3300
  01/01/2010    to  12/31/2010       11.109695         12.161825        1,463,628.0921
  01/01/2011    to  12/31/2011       12.161825         12.218191        1,839,746.7192
  01/01/2012    to  12/31/2012       12.218191         13.375464        1,889,389.3641
  01/01/2013    to  12/31/2013       13.375464         14.401451        1,700,032.5566
============   ==== ==========       =========         =========        ==============
 METLIFE GROWTH STRATEGY SUB-ACCOUNT (CLASS B)
  11/22/2004    to  12/31/2004       10.243077         10.608115           66,044.4028
  01/01/2005    to  12/31/2005       10.608115         11.426958          380,269.3940
  01/01/2006    to  12/31/2006       11.426958         12.813215          724,717.2599
  01/01/2007    to  12/31/2007       12.813215         13.241565        1,178,078.6289
  01/01/2008    to  12/31/2008       13.241565          8.120740        1,475,340.1023
  01/01/2009    to  12/31/2009        8.120740         10.428495        1,853,356.8000
  01/01/2010    to  12/31/2010       10.428495         11.888337        1,932,836.0076
  01/01/2011    to  12/31/2011       11.888337         11.280553        1,918,159.7292
  01/01/2012    to  12/31/2012       11.280553         12.884423        1,923,850.2189
  01/01/2013    to  12/31/2013       12.884423         16.013844        2,349,431.3718
============   ==== ==========       =========         =========        ==============
 METLIFE GROWTH STRATEGY SUB-ACCOUNT (CLASS B)
  (FORMERLY MET/FRANKLIN TEMPLETON FOUNDING STRATEGY SUB-ACCOUNT (CLASS B))
  04/28/2008    to  12/31/2008        9.998575          7.038489           71,249.6353
  01/01/2009    to  12/31/2009        7.038489          8.931219          298,114.6100
  01/01/2010    to  12/31/2010        8.931219          9.701527          579,262.9071
  01/01/2011    to  12/31/2011        9.701527          9.407894          865,702.3112
  01/01/2012    to  12/31/2012        9.407894         10.783002          750,661.4929
  01/01/2013    to  04/26/2013       10.783002         11.612168                0.0000
============   ==== ==========       =========         =========        ==============

APPENDIX A
CONDENSED FINANCIAL INFORMATION (CONTINUED)



                        1.30% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                          NUMBER OF
                                   ACCUMULATION      ACCUMULATION       ACCUMULATION
                                  UNIT VALUE AT     UNIT VALUE AT           UNITS
                                   BEGINNING OF         END OF         OUTSTANDING AT
                                      PERIOD            PERIOD          END OF PERIOD
                                 ---------------   ---------------   ------------------
 METLIFE MODERATE STRATEGY SUB-ACCOUNT (CLASS B)
  11/22/2004    to  12/31/2004       10.013225         10.233375           52,379.0902
  01/01/2005    to  12/31/2005       10.233375         10.688727          250,466.8735
  01/01/2006    to  12/31/2006       10.688727         11.630632          563,015.5831
  01/01/2007    to  12/31/2007       11.630632         12.192163          776,469.2050
  01/01/2008    to  12/31/2008       12.192163          8.854726          958,970.3076
  01/01/2009    to  12/31/2009        8.854726         11.020404        1,635,352.8600
  01/01/2010    to  12/31/2010       11.020404         12.226944        2,545,660.6674
  01/01/2011    to  12/31/2011       12.226944         12.055244        3,646,668.8013
  01/01/2012    to  12/31/2012       12.055244         13.373515        3,728,224.1563
  01/01/2013    to  12/31/2013       13.373515         15.078692        3,468,198.1015
============   ==== ==========       =========         =========        ==============

APPENDIX A
CONDENSED FINANCIAL INFORMATION (CONTINUED)

CHART 2





                         1.50% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                          NUMBER OF
                                   ACCUMULATION      ACCUMULATION        ACCUMULATION
                                  UNIT VALUE AT     UNIT VALUE AT           UNITS
                                   BEGINNING OF         END OF          OUTSTANDING AT
                                      PERIOD            PERIOD          END OF PERIOD
                                 ---------------   ---------------   -------------------
 MET INVESTORS SERIES TRUST
 ALLIANCEBERNSTEIN GLOBAL DYNAMIC ALLOCATION SUB-ACCOUNT (CLASS B)
  04/30/2012    to  12/31/2012       10.208984         10.550465         2,435,527.5653
  01/01/2013    to  12/31/2013       10.550465         11.551854         2,864,439.0481
============   ==== ==========       =========         =========         ==============
 AMERICAN FUNDS (Reg. TM) BALANCED ALLOCATION SUB-ACCOUNT (CLASS C)
  04/28/2008    to  12/31/2008       10.008356          7.006834           227,805.8978
  01/01/2009    to  12/31/2009        7.006834          8.926760           723,471.9600
  01/01/2010    to  12/31/2010        8.926760          9.863326         1,910,528.3883
  01/01/2011    to  12/31/2011        9.863326          9.510068         2,334,134.4151
  01/01/2012    to  12/31/2012        9.510068         10.635126         2,344,329.0324
  01/01/2013    to  12/31/2013       10.635126         12.418392         2,256,489.1365
============   ==== ==========       =========         =========         ==============
 AMERICAN FUNDS (Reg. TM) GROWTH ALLOCATION SUB-ACCOUNT (CLASS C)
  04/28/2008    to  12/31/2008        9.998356          6.355426           317,606.7543
  01/01/2009    to  12/31/2009        6.355426          8.391968           557,570.9200
  01/01/2010    to  12/31/2010        8.391968          9.381751           687,429.3355
  01/01/2011    to  12/31/2011        9.381751          8.804928           804,042.7533
  01/01/2012    to  12/31/2012        8.804928         10.074643           783,471.6550
  01/01/2013    to  12/31/2013       10.074643         12.416587           748,144.0300
============   ==== ==========       =========         =========         ==============
 AMERICAN FUNDS (Reg. TM) GROWTH SUB-ACCOUNT (CLASS C)
  04/28/2008    to  12/31/2008        9.988357          5.755706            42,787.4628
  01/01/2009    to  12/31/2009        5.755706          7.875033           124,094.1900
  01/01/2010    to  12/31/2010        7.875033          9.179570           233,016.9568
  01/01/2011    to  12/31/2011        9.179570          8.627058           373,500.3512
  01/01/2012    to  12/31/2012        8.627058          9.977656           350,388.2327
  01/01/2013    to  12/31/2013        9.977656         12.756792           319,422.5472
============   ==== ==========       =========         =========         ==============
 AMERICAN FUNDS (Reg. TM) MODERATE ALLOCATION SUB-ACCOUNT (CLASS C)
  04/28/2008    to  12/31/2008       10.018355          7.680087            84,288.7502
  01/01/2009    to  12/31/2009        7.680087          9.335863           359,460.1900
  01/01/2010    to  12/31/2010        9.335863         10.108040           966,127.6972
  01/01/2011    to  12/31/2011       10.108040          9.976909         1,203,805.4563
  01/01/2012    to  12/31/2012        9.976909         10.892841         1,190,691.0061
  01/01/2013    to  12/31/2013       10.892841         12.181525         1,114,383.9175
============   ==== ==========       =========         =========         ==============
 AQR GLOBAL RISK BALANCED SUB-ACCOUNT (CLASS B)
  04/30/2012    to  12/31/2012       11.141882         11.541250         2,779,735.9535
  01/01/2013    to  12/31/2013       11.541250         10.983847         3,310,414.5068
============   ==== ==========       =========         =========         ==============

APPENDIX A
CONDENSED FINANCIAL INFORMATION (CONTINUED)



                         1.50% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                          NUMBER OF
                                   ACCUMULATION      ACCUMULATION        ACCUMULATION
                                  UNIT VALUE AT     UNIT VALUE AT           UNITS
                                   BEGINNING OF         END OF          OUTSTANDING AT
                                      PERIOD            PERIOD          END OF PERIOD
                                 ---------------   ---------------   -------------------
 BLACKROCK GLOBAL TACTICAL STRATEGIES SUB-ACCOUNT (CLASS B)
  04/30/2012    to  12/31/2012        9.964181         10.279944         5,035,223.1176
  01/01/2013    to  12/31/2013       10.279944         11.170834         5,835,737.7660
============   ==== ==========       =========         =========         ==============
 BLACKROCK HIGH YIELD SUB-ACCOUNT (CLASS B)
  04/28/2008    to  12/31/2008       16.618242         12.423319                71.4584
  01/01/2009    to  12/31/2009       12.423319         17.947491            25,613.1600
  01/01/2010    to  12/31/2010       17.947491         20.468988            44,847.6582
  01/01/2011    to  12/31/2011       20.468988         20.637627            61,277.6362
  01/01/2012    to  12/31/2012       20.637627         23.691878            65,813.6710
  01/01/2013    to  12/31/2013       23.691878         25.517482            75,854.7931
============   ==== ==========       =========         =========         ==============
 CLARION GLOBAL REAL ESTATE SUB-ACCOUNT (CLASS B)
  05/01/2004    to  12/31/2004        9.998767         12.825046            31,900.2555
  01/01/2005    to  12/31/2005       12.825046         14.313282            36,094.3837
  01/01/2006    to  12/31/2006       14.313282         19.400065            44,060.5876
  01/01/2007    to  12/31/2007       19.400065         16.241955            66,008.0901
  01/01/2008    to  12/31/2008       16.241955          9.331819            77,571.5972
  01/01/2009    to  12/31/2009        9.331819         12.386008            85,973.3100
  01/01/2010    to  12/31/2010       12.386008         14.166987            93,944.1271
  01/01/2011    to  12/31/2011       14.166987         13.176814           109,601.0729
  01/01/2012    to  12/31/2012       13.176814         16.353057           103,197.8717
  01/01/2013    to  12/31/2013       16.353057         16.680772           107,137.7295
============   ==== ==========       =========         =========         ==============
 CLEARBRIDGE AGGRESSIVE GROWTH SUB-ACCOUNT (CLASS B)
  (FORMERLY LEGG MASON CLEARBRIDGE AGGRESSIVE GROWTH SUB-ACCOUNT (CLASS B))
  01/01/2004    to  12/31/2004        6.708323          7.165960           153,692.0100
  01/01/2005    to  12/31/2005        7.165960          8.017990           124,795.4756
  01/01/2006    to  12/31/2006        8.017990          7.761627           138,111.2617
  01/01/2007    to  12/31/2007        7.761627          7.818763           140,150.2370
  01/01/2008    to  12/31/2008        7.818763          4.694194           141,563.6938
  01/01/2009    to  12/31/2009        4.694194          6.148555           145,399.6100
  01/01/2010    to  12/31/2010        6.148555          7.497853           134,521.6414
  01/01/2011    to  12/31/2011        7.497853          7.626325           261,982.2299
  01/01/2012    to  12/31/2012        7.626325          8.902546           253,292.3439
  01/01/2013    to  12/31/2013        8.902546         12.769341           239,093.3155
============   ==== ==========       =========         =========         ==============

APPENDIX A
CONDENSED FINANCIAL INFORMATION (CONTINUED)



                       1.50% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                        NUMBER OF
                                   ACCUMULATION      ACCUMULATION      ACCUMULATION
                                  UNIT VALUE AT     UNIT VALUE AT         UNITS
                                   BEGINNING OF         END OF        OUTSTANDING AT
                                      PERIOD            PERIOD        END OF PERIOD
                                 ---------------   ---------------   ---------------
 CLEARBRIDGE AGGRESSIVE GROWTH SUB-ACCOUNT (CLASS B)
  (FORMERLY LEGG MASON CLEARBRIDGE AGGRESSIVE GROWTH SUB-ACCOUNT (CLASS B) AND BEFORE
THAT LEGG
  MASON VALUE EQUITY SUB-ACCOUNT (CLASS B))
  11/07/2005    to  12/31/2005       10.247064         10.623775             0.0000
  01/01/2006    to  12/31/2006       10.623775         11.154963         6,473.6585
  01/01/2007    to  12/31/2007       11.154963         10.338948        12,925.1800
  01/01/2008    to  12/31/2008       10.338948          4.622100        59,453.2090
  01/01/2009    to  12/31/2009        4.622100          6.282167        86,970.9900
  01/01/2010    to  12/31/2010        6.282167          6.642605       105,516.7831
  01/01/2011    to  04/29/2011        6.642605          7.060846             0.0000
============   ==== ==========      ==========        ==========       ============
 CLEARBRIDGE AGGRESSIVE GROWTH PORTFOLIO II SUB-ACCOUNT (CLASS B)
  (FORMERLY JANUS FORTY SUB-ACCOUNT (CLASS B))
  05/03/2010    to  12/31/2010      147.003346        151.076737           599.7529
  01/01/2011    to  12/31/2011      151.076737        137.602439         1,583.7388
  01/01/2012    to  12/31/2012      137.602439        166.062051         2,525.2175
  01/01/2013    to  12/31/2013      166.062051        210.680814         2,244.4540
============   ==== ==========      ==========        ==========       ============
 GOLDMAN SACHS MID CAP VALUE SUB-ACCOUNT (CLASS B)
  05/01/2004    to  12/31/2004        9.998767         11.963775        38,424.4958
  01/01/2005    to  12/31/2005       11.963775         13.263723        65,359.3956
  01/01/2006    to  12/31/2006       13.263723         15.117186        83,570.9642
  01/01/2007    to  12/31/2007       15.117186         15.352009       111,020.3241
  01/01/2008    to  12/31/2008       15.352009          9.667069       108,612.2272
  01/01/2009    to  12/31/2009        9.667069         12.599381       101,932.0300
  01/01/2010    to  12/31/2010       12.599381         15.419594        99,543.2070
  01/01/2011    to  12/31/2011       15.419594         14.234488       112,090.9779
  01/01/2012    to  12/31/2012       14.234488         16.561905       112,928.4209
  01/01/2013    to  12/31/2013       16.561905         21.642446       113,225.0131
============   ==== ==========      ==========        ==========       ============
 HARRIS OAKMARK INTERNATIONAL SUB-ACCOUNT (CLASS B)
  01/01/2004    to  12/31/2004       11.747643         13.947450       147,792.8311
  01/01/2005    to  12/31/2005       13.947450         15.696557       151,577.8434
  01/01/2006    to  12/31/2006       15.696557         19.924541       164,186.7947
  01/01/2007    to  12/31/2007       19.924541         19.406759       206,033.6484
  01/01/2008    to  12/31/2008       19.406759         11.301010       226,891.2268
  01/01/2009    to  12/31/2009       11.301010         17.262728       208,980.9900
  01/01/2010    to  12/31/2010       17.262728         19.798205       223,820.4031
  01/01/2011    to  12/31/2011       19.798205         16.723543       243,406.8375
  01/01/2012    to  12/31/2012       16.723543         21.292247       239,031.5056
  01/01/2013    to  12/31/2013       21.292247         27.370640       224,663.1016
============   ==== ==========      ==========        ==========       ============

APPENDIX A
CONDENSED FINANCIAL INFORMATION (CONTINUED)



                         1.50% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                          NUMBER OF
                                   ACCUMULATION      ACCUMULATION        ACCUMULATION
                                  UNIT VALUE AT     UNIT VALUE AT           UNITS
                                   BEGINNING OF         END OF          OUTSTANDING AT
                                      PERIOD            PERIOD          END OF PERIOD
                                 ---------------   ---------------   -------------------
 INVESCO BALANCED-RISK ALLOCATION SUB-ACCOUNT (CLASS B)
  04/30/2012    to  12/31/2012        1.010696          1.047269         6,434,367.1040
  01/01/2013    to  12/31/2013        1.047269          1.050877        10,064,819.5715
============   ==== ==========       =========         =========        ===============
 INVESCO COMSTOCK SUB-ACCOUNT (CLASS B)
  (FORMERLY VAN KAMPEN COMSTOCK SUB-ACCOUNT (CLASS B))
  05/01/2005    to  12/31/2005        9.998767         10.468869            16,065.7439
  01/01/2006    to  12/31/2006       10.468869         11.969030            52,431.1324
  01/01/2007    to  12/31/2007       11.969030         11.496053            70,659.2493
  01/01/2008    to  12/31/2008       11.496053          7.257528            89,198.0540
  01/01/2009    to  12/31/2009        7.257528          9.050430           197,780.6400
  01/01/2010    to  12/31/2010        9.050430         10.242106           224,221.6656
  01/01/2011    to  12/31/2011       10.242106          9.942277           254,576.1406
  01/01/2012    to  12/31/2012        9.942277         11.607402           244,812.1339
  01/01/2013    to  12/31/2013       11.607402         15.481667           226,255.4072
============   ==== ==========       =========         =========        ===============
 INVESCO MID CAP VALUE SUB-ACCOUNT (CLASS B)
  (FORMERLY LORD ABBETT MID CAP VALUE SUB-ACCOUNT (CLASS B)
  04/28/2008    to  12/31/2008       24.917286         16.405880            24,845.0304
  01/01/2009    to  12/31/2009       16.405880         20.450020            35,494.4200
  01/01/2010    to  12/31/2010       20.450020         25.288496            53,386.8194
  01/01/2011    to  12/31/2011       25.288496         23.991438            59,810.2986
  01/01/2012    to  12/31/2012       23.991438         27.105776            57,542.9382
  01/01/2013    to  12/31/2013       27.105776         34.794495            53,049.3945
============   ==== ==========       =========         =========        ===============
 INVESCO SMALL CAP GROWTH SUB-ACCOUNT (CLASS B)
  01/01/2004    to  12/31/2004       11.594771         12.156391            87,057.4608
  01/01/2005    to  12/31/2005       12.156391         12.965826            87,535.3799
  01/01/2006    to  12/31/2006       12.965826         14.584886            94,251.6135
  01/01/2007    to  12/31/2007       14.584886         15.957165           100,872.0035
  01/01/2008    to  12/31/2008       15.957165          9.631096           115,082.7236
  01/01/2009    to  12/31/2009        9.631096         12.696435           123,413.8300
  01/01/2010    to  12/31/2010       12.696435         15.782371           115,653.7009
  01/01/2011    to  12/31/2011       15.782371         15.379785           119,155.9816
  01/01/2012    to  12/31/2012       15.379785         17.911571           119,859.2900
  01/01/2013    to  12/31/2013       17.911571         24.734051           113,840.9996
============   ==== ==========       =========         =========        ===============
 JPMORGAN CORE BOND SUB-ACCOUNT (CLASS B)
  04/29/2013    to  12/31/2013       11.176886         10.624777           196,710.0482
============   ==== ==========       =========         =========        ===============

APPENDIX A
CONDENSED FINANCIAL INFORMATION (CONTINUED)



                        1.50% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                          NUMBER OF
                                   ACCUMULATION      ACCUMULATION       ACCUMULATION
                                  UNIT VALUE AT     UNIT VALUE AT           UNITS
                                   BEGINNING OF         END OF         OUTSTANDING AT
                                      PERIOD            PERIOD          END OF PERIOD
                                 ---------------   ---------------   ------------------
 JPMORGAN CORE BOND SUB-ACCOUNT (CLASS B)
  (FORMERLY JPMORGAN CORE BOND SUB-ACCOUNT (CLASS C) AND BEFORE THAT AMERICAN FUNDS (Reg.
TM) BOND
  SUB-ACCOUNT (CLASS C))
  04/28/2008    to  12/31/2008       10.038355          8.946214           16,425.6302
  01/01/2009    to  12/31/2009        8.946214          9.881337           65,901.1700
  01/01/2010    to  12/31/2010        9.881337         10.328102          122,217.3752
  01/01/2011    to  12/31/2011       10.328102         10.763731          173,019.7877
  01/01/2012    to  12/31/2012       10.763731         11.123879          184,075.2260
  01/01/2013    to  04/26/2013       11.123879         11.095140                0.0000
============   ==== ==========       =========         =========       ===============
 JPMORGAN GLOBAL ACTIVE ALLOCATION SUB-ACCOUNT (CLASS B)
  04/30/2012    to  12/31/2012        1.012751          1.049314        4,675,069.8996
  01/01/2013    to  12/31/2013        1.049314          1.147262       10,409,781.7676
============   ==== ==========       =========         =========       ===============
 LOOMIS SAYLES GLOBAL MARKETS SUB-ACCOUNT (CLASS B)
  05/01/2006    to  12/31/2006        9.988767         10.332542              592.1057
  01/01/2007    to  12/31/2007       10.332542         13.012885            8,473.0687
  01/01/2008    to  12/31/2008       13.012885          7.786017           34,977.8842
  01/01/2009    to  12/31/2009        7.786017         10.800864           42,847.8200
  01/01/2010    to  12/31/2010       10.800864         12.982352           51,977.3586
  01/01/2011    to  12/31/2011       12.982352         12.599813           62,147.5116
  01/01/2012    to  12/31/2012       12.599813         14.512719           63,834.7822
  01/01/2013    to  12/31/2013       14.512719         16.745433           55,086.0847
============   ==== ==========       =========         =========       ===============
 LORD ABBETT BOND DEBENTURE SUB-ACCOUNT (CLASS B)
  01/01/2004    to  12/31/2004       16.093112         17.147561           88,505.9689
  01/01/2005    to  12/31/2005       17.147561         17.145239           87,046.3647
  01/01/2006    to  12/31/2006       17.145239         18.435781           83,371.9884
  01/01/2007    to  12/31/2007       18.435781         19.349333           92,415.1066
  01/01/2008    to  12/31/2008       19.349333         15.514573           79,989.7354
  01/01/2009    to  12/31/2009       15.514573         20.903878           87,626.3200
  01/01/2010    to  12/31/2010       20.903878         23.262748           88,515.2569
  01/01/2011    to  12/31/2011       23.262748         23.939057           81,421.8125
  01/01/2012    to  12/31/2012       23.939057         26.633903           78,772.5970
  01/01/2013    to  12/31/2013       26.633903         28.330869           75,734.9204
============   ==== ==========       =========         =========       ===============
 MET/EATON VANCE FLOATING RATE SUB-ACCOUNT (CLASS B)
  05/03/2010    to  12/31/2010        9.997945         10.215799            1,518.2912
  01/01/2011    to  12/31/2011       10.215799         10.266097           25,492.1766
  01/01/2012    to  12/31/2012       10.266097         10.853788           20,081.0644
  01/01/2013    to  12/31/2013       10.853788         11.102365           24,336.2689
============   ==== ==========       =========         =========       ===============

APPENDIX A
CONDENSED FINANCIAL INFORMATION (CONTINUED)



                        1.50% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                          NUMBER OF
                                   ACCUMULATION      ACCUMULATION       ACCUMULATION
                                  UNIT VALUE AT     UNIT VALUE AT           UNITS
                                   BEGINNING OF         END OF         OUTSTANDING AT
                                      PERIOD            PERIOD          END OF PERIOD
                                 ---------------   ---------------   ------------------
 MET/FRANKLIN LOW DURATION TOTAL RETURN SUB-ACCOUNT (CLASS B)
  05/02/2011    to  12/31/2011        9.987946          9.760397           38,823.6175
  01/01/2012    to  12/31/2012        9.760397         10.037167           45,689.5567
  01/01/2013    to  12/31/2013       10.037167         10.002501          148,534.2394
============   ==== ==========       =========         =========        ==============
 MET/PUTNAM RESEARCH SUB-ACCOUNT (CLASS B)
  01/01/2004    to  11/19/2004        7.717350          7.920970           12,969.9830
============   ==== ==========       =========         =========        ==============
 MET/TEMPLETON INTERNATIONAL BOND SUB-ACCOUNT (CLASS B)
  05/04/2009    to  12/31/2009        9.998356         10.889857            5,291.9200
  01/01/2010    to  12/31/2010       10.889857         12.180591           23,710.1905
  01/01/2011    to  12/31/2011       12.180591         11.959925           40,406.7601
  01/01/2012    to  12/31/2012       11.959925         13.464188           40,083.7153
  01/01/2013    to  12/31/2013       13.464188         13.401332           37,698.5303
============   ==== ==========       =========         =========        ==============
 METLIFE BALANCED PLUS SUB-ACCOUNT (CLASS B)
  04/30/2012    to  12/31/2012        9.991105         10.447619        4,785,733.5431
  01/01/2013    to  12/31/2013       10.447619         11.770200        6,455,358.3348
============   ==== ==========       =========         =========        ==============
 METLIFE MULTI-INDEX TARGETED RISK SUB-ACCOUNT (CLASS B)
  04/29/2013    to  12/31/2013        1.079208          1.127695        2,277,817.3653
============   ==== ==========       =========         =========        ==============
 MFS (Reg. TM) EMERGING MARKETS EQUITY SUB-ACCOUNT (CLASS B)
  05/01/2006    to  12/31/2006        9.988767         10.471493           11,356.7826
  01/01/2007    to  12/31/2007       10.471493         14.092068           35,689.9479
  01/01/2008    to  12/31/2008       14.092068          6.172943           97,745.4645
  01/01/2009    to  12/31/2009        6.172943         10.273766          128,410.0500
  01/01/2010    to  12/31/2010       10.273766         12.515157          186,580.4705
  01/01/2011    to  12/31/2011       12.515157         10.023099          253,446.5863
  01/01/2012    to  12/31/2012       10.023099         11.738767          269,265.7916
  01/01/2013    to  12/31/2013       11.738767         10.987975          307,730.0150
============   ==== ==========       =========         =========        ==============
 MFS (Reg. TM) RESEARCH INTERNATIONAL SUB-ACCOUNT (CLASS B)
  01/01/2004    to  12/31/2004        9.484912         11.170897           91,186.4513
  01/01/2005    to  12/31/2005       11.170897         12.812338           92,350.3609
  01/01/2006    to  12/31/2006       12.812338         15.975005          126,791.4926
  01/01/2007    to  12/31/2007       15.975005         17.827392          155,788.0228
  01/01/2008    to  12/31/2008       17.827392         10.121297          160,118.7044
  01/01/2009    to  12/31/2009       10.121297         13.117935          138,996.1600
  01/01/2010    to  12/31/2010       13.117935         14.396532          154,380.6115
  01/01/2011    to  12/31/2011       14.396532         12.663042          166,125.8922
  01/01/2012    to  12/31/2012       12.663042         14.557637          172,526.6740
  01/01/2013    to  12/31/2013       14.557637         17.102618          165,679.9008
============   ==== ==========       =========         =========        ==============

APPENDIX A
CONDENSED FINANCIAL INFORMATION (CONTINUED)



                        1.50% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                         NUMBER OF
                                   ACCUMULATION      ACCUMULATION       ACCUMULATION
                                  UNIT VALUE AT     UNIT VALUE AT          UNITS
                                   BEGINNING OF         END OF         OUTSTANDING AT
                                      PERIOD            PERIOD         END OF PERIOD
                                 ---------------   ---------------   -----------------
 PIMCO INFLATION PROTECTED BOND SUB-ACCOUNT (CLASS B)
  01/01/2004    to  12/31/2004       10.428951         11.199010         150,730.7460
  01/01/2005    to  12/31/2005       11.199010         11.185776         165,899.9470
  01/01/2006    to  12/31/2006       11.185776         11.062326         174,260.1504
  01/01/2007    to  12/31/2007       11.062326         12.073393         194,876.7961
  01/01/2008    to  12/31/2008       12.073393         11.073801         187,577.9116
  01/01/2009    to  12/31/2009       11.073801         12.877885         532,667.1500
  01/01/2010    to  12/31/2010       12.877885         13.670777         633,685.3837
  01/01/2011    to  12/31/2011       13.670777         14.968220         676,730.7900
  01/01/2012    to  12/31/2012       14.968220         16.090627         681,811.7099
  01/01/2013    to  12/31/2013       16.090627         14.380845         616,854.6891
============   ==== ==========       =========         =========         ============
 PIMCO TOTAL RETURN SUB-ACCOUNT (CLASS B)
  01/01/2004    to  12/31/2004       11.671860         12.070302          88,280.1840
  01/01/2005    to  12/31/2005       12.070302         12.158353         112,896.2008
  01/01/2006    to  12/31/2006       12.158353         12.518956         142,459.0355
  01/01/2007    to  12/31/2007       12.518956         13.264424         198,079.6793
  01/01/2008    to  12/31/2008       13.264424         13.119967         199,974.9468
  01/01/2009    to  12/31/2009       13.119967         15.254824         438,421.9400
  01/01/2010    to  12/31/2010       15.254824         16.255590         654,369.9279
  01/01/2011    to  12/31/2011       16.255590         16.521798         808,967.2453
  01/01/2012    to  12/31/2012       16.521798         17.783373         826,695.4187
  01/01/2013    to  12/31/2013       17.783373         17.183060         832,957.6213
============   ==== ==========       =========         =========         ============
 PIONEER FUND SUB-ACCOUNT (CLASS B)
  05/04/2009    to  12/31/2009       13.194952         16.165833          25,100.7600
  01/01/2010    to  12/31/2010       16.165833         18.462348          26,945.7735
  01/01/2011    to  12/31/2011       18.462348         17.301901          32,227.3873
  01/01/2012    to  12/31/2012       17.301901         18.811597          31,101.8810
  01/01/2013    to  12/31/2013       18.811597         24.593916          33,466.6432
============   ==== ==========       =========         =========         ============
 PIONEER STRATEGIC INCOME SUB-ACCOUNT (CLASS E)
  05/03/2010    to  12/31/2010       11.797967         12.384163          29,049.1000
  01/01/2011    to  12/31/2011       12.384163         12.622049          47,905.8840
  01/01/2012    to  12/31/2012       12.622049         13.857398          63,397.6319
  01/01/2013    to  12/31/2013       13.857398         13.843687          61,086.2293
============   ==== ==========       =========         =========         ============
 PYRAMIS (Reg. TM) GOVERNMENT INCOME SUB-ACCOUNT (CLASS B)
  04/30/2012    to  12/31/2012       10.761714         10.920777         941,968.4751
  01/01/2013    to  12/31/2013       10.920777         10.271969         838,206.6682
============   ==== ==========       =========         =========         ============
 PYRAMIS (Reg. TM) MANAGED RISK SUB-ACCOUNT (CLASS B)
  04/29/2013    to  12/31/2013       10.215816         10.745663          35,507.4593
============   ==== ==========       =========         =========         ============

APPENDIX A
CONDENSED FINANCIAL INFORMATION (CONTINUED)



                         1.50% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                          NUMBER OF
                                   ACCUMULATION      ACCUMULATION        ACCUMULATION
                                  UNIT VALUE AT     UNIT VALUE AT           UNITS
                                   BEGINNING OF         END OF          OUTSTANDING AT
                                      PERIOD            PERIOD          END OF PERIOD
                                 ---------------   ---------------   -------------------
 SCHRODERS GLOBAL MULTI-ASSET SUB-ACCOUNT (CLASS B)
  04/30/2012    to  12/31/2012        1.010729          1.067415         2,395,307.2578
  01/01/2013    to  12/31/2013        1.067415          1.157842         4,657,755.2630
============   ==== ==========       =========         =========         ==============
 SSGA GROWTH AND INCOME ETF SUB-ACCOUNT (CLASS B)
  11/10/2008    to  12/31/2008        8.379115          8.543334           139,094.7032
  01/01/2009    to  12/31/2009        8.543334         10.510685           242,543.5800
  01/01/2010    to  12/31/2010       10.510685         11.621510           575,715.9930
  01/01/2011    to  12/31/2011       11.621510         11.570323           840,356.1870
  01/01/2012    to  12/31/2012       11.570323         12.861209           826,779.6374
  01/01/2013    to  12/31/2013       12.861209         14.308123           771,731.8321
============   ==== ==========       =========         =========         ==============
 SSGA GROWTH ETF SUB-ACCOUNT (CLASS B)
  11/10/2008    to  12/31/2008        7.758305          7.832534           147,542.5671
  01/01/2009    to  12/31/2009        7.832534          9.961190           228,321.2400
  01/01/2010    to  12/31/2010        9.961190         11.201872           238,395.7773
  01/01/2011    to  12/31/2011       11.201872         10.800482           278,931.8708
  01/01/2012    to  12/31/2012       10.800482         12.238157           321,050.0920
  01/01/2013    to  12/31/2013       12.238157         14.234775           319,403.5847
============   ==== ==========       =========         =========         ==============
 T. ROWE PRICE LARGE CAP VALUE SUB-ACCOUNT (CLASS B)
  01/01/2004    to  12/31/2004       43.056580         47.778007            62,237.9798
  01/01/2005    to  12/31/2005       47.778007         48.665131            69,251.9959
  01/01/2006    to  12/31/2006       48.665131         56.469091            67,619.1876
  01/01/2007    to  12/31/2007       56.469091         57.693957            69,572.3149
  01/01/2008    to  12/31/2008       57.693957         36.184576            72,885.7020
  01/01/2009    to  12/31/2009       36.184576         42.202212            75,171.1200
  01/01/2010    to  12/31/2010       42.202212         48.649688            78,175.0909
  01/01/2011    to  12/31/2011       48.649688         46.004846            89,966.8888
  01/01/2012    to  12/31/2012       46.004846         53.463670            81,377.8230
  01/01/2013    to  12/31/2013       53.463670         70.456816            75,866.8009
============   ==== ==========       =========         =========         ==============
 T. ROWE PRICE MID CAP GROWTH SUB-ACCOUNT (CLASS B)
  01/01/2004    to  12/31/2004        6.120250          7.103474            89,562.8713
  01/01/2005    to  12/31/2005        7.103474          8.021608           145,907.9142
  01/01/2006    to  12/31/2006        8.021608          8.389616           195,982.7087
  01/01/2007    to  12/31/2007        8.389616          9.721661           218,218.7578
  01/01/2008    to  12/31/2008        9.721661          5.769878           236,074.1538
  01/01/2009    to  12/31/2009        5.769878          8.268610           262,236.8900
  01/01/2010    to  12/31/2010        8.268610         10.400548           330,283.1070
  01/01/2011    to  12/31/2011       10.400548         10.077199           388,933.2119
  01/01/2012    to  12/31/2012       10.077199         11.284630           370,724.0372
  01/01/2013    to  12/31/2013       11.284630         15.183024           332,764.9315
============   ==== ==========       =========         =========         ==============

APPENDIX A
CONDENSED FINANCIAL INFORMATION (CONTINUED)



                        1.50% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                         NUMBER OF
                                   ACCUMULATION      ACCUMULATION       ACCUMULATION
                                  UNIT VALUE AT     UNIT VALUE AT          UNITS
                                   BEGINNING OF         END OF         OUTSTANDING AT
                                      PERIOD            PERIOD         END OF PERIOD
                                 ---------------   ---------------   -----------------
 THIRD AVENUE SMALL CAP VALUE SUB-ACCOUNT (CLASS B)
  01/01/2004    to  12/31/2004       11.473181         14.297607         107,238.2308
  01/01/2005    to  12/31/2005       14.297607         16.265528         112,731.6390
  01/01/2006    to  12/31/2006       16.265528         18.128055         137,269.6314
  01/01/2007    to  12/31/2007       18.128055         17.317227         163,277.8344
  01/01/2008    to  12/31/2008       17.317227         11.971285         148,374.3900
  01/01/2009    to  12/31/2009       11.971285         14.912405         166,074.2600
  01/01/2010    to  12/31/2010       14.912405         17.613554         178,039.3159
  01/01/2011    to  12/31/2011       17.613554         15.792798         182,140.1743
  01/01/2012    to  12/31/2012       15.792798         18.354655         173,430.5311
  01/01/2013    to  12/31/2013       18.354655         23.948419         165,305.4638
============   ==== ==========       =========         =========         ============
 METROPOLITAN SERIES FUND
 BAILLIE GIFFORD INTERNATIONAL STOCK SUB-ACCOUNT (CLASS B)
  04/29/2013    to  12/31/2013       12.723843         13.953700         150,160.3453
============   ==== ==========       =========         =========         ============
 BAILLIE GIFFORD INTERNATIONAL STOCK SUB-ACCOUNT (CLASS B)
  (FORMERLY AMERICAN FUNDS (Reg. TM) INTERNATIONAL SUB-ACCOUNT (CLASS C))
  04/28/2008    to  12/31/2008       10.088353          6.050764          10,702.3783
  01/01/2009    to  12/31/2009        6.050764          8.497400          72,469.1000
  01/01/2010    to  12/31/2010        8.497400          8.947948         153,230.0904
  01/01/2011    to  12/31/2011        8.947948          7.555737         227,771.0729
  01/01/2012    to  12/31/2012        7.555737          8.740852         227,664.4110
  01/01/2013    to  04/26/2013        8.740852          9.062608               0.0000
============   ==== ==========       =========         =========         ============
 BARCLAYS AGGREGATE BOND INDEX SUB-ACCOUNT (CLASS G)
  (FORMERLY BARCLAYS CAPITAL AGGREGATE BOND INDEX SUB-ACCOUNT (CLASS G))
  05/04/2009    to  12/31/2009       14.266548         14.757461           6,234.4800
  01/01/2010    to  12/31/2010       14.757461         15.359246          21,001.3159
  01/01/2011    to  12/31/2011       15.359246         16.213088          45,971.1357
  01/01/2012    to  12/31/2012       16.213088         16.542675          53,201.0576
  01/01/2013    to  12/31/2013       16.542675         15.877502          73,962.2890
============   ==== ==========       =========         =========         ============
 BLACKROCK MONEY MARKET SUB-ACCOUNT (CLASS B)
  05/01/2005    to  12/31/2005        9.942177         10.040284         123,613.0101
  01/01/2006    to  12/31/2006       10.040284         10.341366         170,795.4661
  01/01/2007    to  12/31/2007       10.341366         10.677005         196,986.0939
  01/01/2008    to  12/31/2008       10.677005         10.790988         398,863.2972
  01/01/2009    to  12/31/2009       10.790988         10.657244         485,077.5600
  01/01/2010    to  12/31/2010       10.657244         10.498571         398,402.8316
  01/01/2011    to  12/31/2011       10.498571         10.342686         530,900.6489
  01/01/2012    to  12/31/2012       10.342686         10.187859         507,143.3594
  01/01/2013    to  12/31/2013       10.187859         10.036175         617,378.3875
============   ==== ==========       =========         =========         ============

APPENDIX A
CONDENSED FINANCIAL INFORMATION (CONTINUED)



                       1.50% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                        NUMBER OF
                                   ACCUMULATION      ACCUMULATION      ACCUMULATION
                                  UNIT VALUE AT     UNIT VALUE AT         UNITS
                                   BEGINNING OF         END OF        OUTSTANDING AT
                                      PERIOD            PERIOD        END OF PERIOD
                                 ---------------   ---------------   ---------------
 BLACKROCK MONEY MARKET SUB-ACCOUNT (CLASS B)
  (FORMERLY MET INVESTORS SERIES TRUST - MONEY MARKET SUB-ACCOUNT (CLASS B))
  01/01/2004    to  12/31/2004       10.018792          9.932521        47,476.6178
  01/01/2005    to  04/30/2005        9.932521          9.942272             0.0000
============   ==== ==========       =========         =========       ============
 DAVIS VENTURE VALUE SUB-ACCOUNT (CLASS E)
  01/01/2004    to  12/31/2004       10.767472         11.894586       247,828.3455
  01/01/2005    to  12/31/2005       11.894586         12.905737       268,725.8698
  01/01/2006    to  12/31/2006       12.905737         14.545670       340,554.1167
  01/01/2007    to  12/31/2007       14.545670         14.962968       390,532.7758
  01/01/2008    to  12/31/2008       14.962968          8.923576       406,873.3262
  01/01/2009    to  12/31/2009        8.923576         11.588607       432,030.5200
  01/01/2010    to  12/31/2010       11.588607         12.765184       481,639.5518
  01/01/2011    to  12/31/2011       12.765184         12.049965       499,632.1459
  01/01/2012    to  12/31/2012       12.049965         13.377280       483,647.6483
  01/01/2013    to  12/31/2013       13.377280         17.596592       445,378.8379
============   ==== ==========       =========         =========       ============
 FRONTIER MID CAP GROWTH SUB-ACCOUNT (CLASS B)
  04/29/2013    to  12/31/2013       14.886776         17.734578        52,990.1077
============   ==== ==========       =========         =========       ============
 FRONTIER MID CAP GROWTH SUB-ACCOUNT (CLASS B)
  (FORMERLY TURNER MID CAP GROWTH SUB-ACCOUNT (CLASS B))
  05/01/2004    to  12/31/2004        9.998767         11.107592        38,192.4908
  01/01/2005    to  12/31/2005       11.107592         12.185496        38,147.0075
  01/01/2006    to  12/31/2006       12.185496         12.733479        39,626.0021
  01/01/2007    to  12/31/2007       12.733479         15.571869        44,117.9935
  01/01/2008    to  12/31/2008       15.571869          7.930605        46,147.3238
  01/01/2009    to  12/31/2009        7.930605         11.497328        41,662.5600
  01/01/2010    to  12/31/2010       11.497328         14.402830        52,163.2897
  01/01/2011    to  12/31/2011       14.402830         13.129568        48,689.3804
  01/01/2012    to  12/31/2012       13.129568         13.711608        50,382.7688
  01/01/2013    to  04/26/2013       13.711608         14.790750             0.0000
============   ==== ==========       =========         =========       ============
 JENNISON GROWTH SUB-ACCOUNT (CLASS B)
  01/01/2004    to  12/31/2004        9.748996         10.461794       114,553.0550
  01/01/2005    to  12/31/2005       10.461794         11.701673       116,727.5317
  01/01/2006    to  12/31/2006       11.701673         11.818868       134,257.3777
  01/01/2007    to  12/31/2007       11.818868         12.967866       181,950.5615
  01/01/2008    to  12/31/2008       12.967866          8.105624       193,175.2384
  01/01/2009    to  12/31/2009        8.105624         11.144049       207,798.2200
  01/01/2010    to  12/31/2010       11.144049         12.220261       238,481.3400
  01/01/2011    to  12/31/2011       12.220261         12.065387       267,235.6821
  01/01/2012    to  12/31/2012       12.065387         13.733793       378,991.9734
  01/01/2013    to  12/31/2013       13.733793         18.498998       384,942.7840
============   ==== ==========       =========         =========       ============

APPENDIX A
CONDENSED FINANCIAL INFORMATION (CONTINUED)



                       1.50% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                        NUMBER OF
                                   ACCUMULATION      ACCUMULATION      ACCUMULATION
                                  UNIT VALUE AT     UNIT VALUE AT         UNITS
                                   BEGINNING OF         END OF        OUTSTANDING AT
                                      PERIOD            PERIOD        END OF PERIOD
                                 ---------------   ---------------   ---------------
 JENNISON GROWTH SUB-ACCOUNT (CLASS B)
  (FORMERLY JENNISON LARGE CAP EQUITY SUB-ACCOUNT (CLASS B) AND BEFORE THAT RAINIER
LARGE CAP EQUITY
  SUB-ACCOUNT (CLASS B))
  11/12/2007    to  12/31/2007        9.565243          9.982197             0.0000
  01/01/2008    to  12/31/2008        9.982197          5.722267         7,228.7907
  01/01/2009    to  12/31/2009        5.722267          6.947752        21,141.0400
  01/01/2010    to  12/31/2010        6.947752          7.897323        40,451.9464
  01/01/2011    to  12/31/2011        7.897323          7.481251        60,671.7960
  01/01/2012    to  12/31/2012        7.481251          8.303209        54,919.6998
  01/01/2013    to  04/26/2013        8.303209          8.920338             0.0000
============   ==== ==========       =========         =========       ============
 JENNISON GROWTH SUB-ACCOUNT (CLASS B)
  (FORMERLY OPPENHEIMER CAPITAL APPRECIATION SUB-ACCOUNT (CLASS B))
  01/01/2004    to  12/31/2004        7.959003          8.342276       214,788.6867
  01/01/2005    to  12/31/2005        8.342276          8.605857       225,658.2476
  01/01/2006    to  12/31/2006        8.605857          9.123759       222,447.0904
  01/01/2007    to  12/31/2007        9.123759         10.271393       244,378.9766
  01/01/2008    to  12/31/2008       10.271393          5.469755       257,684.7169
  01/01/2009    to  12/31/2009        5.469755          7.743159       249,012.7600
  01/01/2010    to  12/31/2010        7.743159          8.344698       245,073.7035
  01/01/2011    to  12/31/2011        8.344698          8.107217       225,589.1643
  01/01/2012    to  12/31/2012        8.107217          9.117621             0.0000
  01/01/2013    to  12/31/2013        9.117621          9.117621             0.0000
============   ==== ==========       =========         =========       ============
 MET/ARTISAN MID CAP VALUE SUB-ACCOUNT (CLASS B)
  01/01/2004    to  12/31/2004       13.970674         15.090555        87,539.3227
  01/01/2005    to  12/31/2005       15.090555         16.309697        93,414.3743
  01/01/2006    to  12/31/2006       16.309697         18.023482        95,989.4510
  01/01/2007    to  12/31/2007       18.023482         16.497600        98,022.2986
  01/01/2008    to  12/31/2008       16.497600          8.753944       105,764.1847
  01/01/2009    to  12/31/2009        8.753944         12.176376       104,927.1400
  01/01/2010    to  12/31/2010       12.176376         13.765675        99,528.7456
  01/01/2011    to  12/31/2011       13.765675         14.441321        91,171.5315
  01/01/2012    to  12/31/2012       14.441321         15.872717        87,401.7744
  01/01/2013    to  12/31/2013       15.872717         21.345210        77,615.5618
============   ==== ==========       =========         =========       ============
 MET/DIMENSIONAL INTERNATIONAL SMALL COMPANY SUB-ACCOUNT (CLASS B)
  11/10/2008    to  12/31/2008       10.065452         10.134178             0.0000
  01/01/2009    to  12/31/2009       10.134178         14.247829         6,127.5200
  01/01/2010    to  12/31/2010       14.247829         17.206447         7,069.9593
  01/01/2011    to  12/31/2011       17.206447         14.195811        14,732.0997
  01/01/2012    to  12/31/2012       14.195811         16.487030        14,122.1450
  01/01/2013    to  12/31/2013       16.487030         20.724638        14,483.2528
============   ==== ==========       =========         =========       ============

APPENDIX A
CONDENSED FINANCIAL INFORMATION (CONTINUED)



                       1.50% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                        NUMBER OF
                                   ACCUMULATION      ACCUMULATION      ACCUMULATION
                                  UNIT VALUE AT     UNIT VALUE AT         UNITS
                                   BEGINNING OF         END OF        OUTSTANDING AT
                                      PERIOD            PERIOD        END OF PERIOD
                                 ---------------   ---------------   ---------------
 METLIFE MID CAP STOCK INDEX SUB-ACCOUNT (CLASS G)
  05/04/2009    to  12/31/2009       10.983256         13.681387         8,875.3400
  01/01/2010    to  12/31/2010       13.681387         16.971030        19,539.2356
  01/01/2011    to  12/31/2011       16.971030         16.344455        24,619.9271
  01/01/2012    to  12/31/2012       16.344455         18.879777        24,392.5345
  01/01/2013    to  12/31/2013       18.879777         24.690411        22,634.3349
============   ==== ==========       =========         =========       ============
 METLIFE STOCK INDEX SUB-ACCOUNT (CLASS B)
  01/01/2004    to  12/31/2004       10.446114         11.347920        50,060.8226
  01/01/2005    to  12/31/2005       11.347920         11.668631        99,010.5169
  01/01/2006    to  12/31/2006       11.668631         13.241076       123,177.4344
  01/01/2007    to  12/31/2007       13.241076         13.691738       241,990.0404
  01/01/2008    to  12/31/2008       13.691738          8.461905       315,318.7285
  01/01/2009    to  12/31/2009        8.461905         10.496644       311,470.1400
  01/01/2010    to  12/31/2010       10.496644         11.838816       391,872.9321
  01/01/2011    to  12/31/2011       11.838816         11.853637       388,654.7314
  01/01/2012    to  12/31/2012       11.853637         13.477764       448,322.4256
  01/01/2013    to  12/31/2013       13.477764         17.485837       425,390.0568
============   ==== ==========       =========         =========       ============
 MFS (Reg. TM) VALUE SUB-ACCOUNT (CLASS B)
  04/29/2013    to  12/31/2013       18.619904         21.741561        47,239.3685
============   ==== ==========       =========         =========       ============
 MFS (Reg. TM) VALUE SUB-ACCOUNT (CLASS B)
  (FORMERLY MET/FRANKLIN MUTUAL SHARES SUB-ACCOUNT (CLASS B))
  04/28/2008    to  12/31/2008        9.998356          6.595589         1,752.5623
  01/01/2009    to  12/31/2009        6.595589          8.114223        16,492.4700
  01/01/2010    to  12/31/2010        8.114223          8.874608        47,795.8849
  01/01/2011    to  12/31/2011        8.874608          8.694938        80,306.1583
  01/01/2012    to  12/31/2012        8.694938          9.756735        77,307.7130
  01/01/2013    to  04/26/2013        9.756735         10.684230             0.0000
============   ==== ==========       =========         =========       ============
 MSCI EAFE (Reg. TM) INDEX SUB-ACCOUNT (CLASS G)
  (FORMERLY MORGAN STANLEY EAFE (Reg. TM) SUB-ACCOUNT (CLASS G))
  05/04/2009    to  12/31/2009        9.131939         11.760063         8,297.0500
  01/01/2010    to  12/31/2010       11.760063         12.484561        22,909.0156
  01/01/2011    to  12/31/2011       12.484561         10.742849        34,564.8898
  01/01/2012    to  12/31/2012       10.742849         12.480517        37,634.8561
  01/01/2013    to  12/31/2013       12.480517         14.930364        39,339.8906
============   ==== ==========       =========         =========       ============
 NEUBERGER BERMAN GENESIS SUB-ACCOUNT (CLASS B)
  04/29/2013    to  12/31/2013       19.816384         24.729525        41,083.3812
============   ==== ==========       =========         =========       ============

APPENDIX A
CONDENSED FINANCIAL INFORMATION (CONTINUED)



                       1.50% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                        NUMBER OF
                                   ACCUMULATION      ACCUMULATION      ACCUMULATION
                                  UNIT VALUE AT     UNIT VALUE AT         UNITS
                                   BEGINNING OF         END OF        OUTSTANDING AT
                                      PERIOD            PERIOD        END OF PERIOD
                                 ---------------   ---------------   ---------------
 NEUBERGER BERMAN GENESIS SUB-ACCOUNT (CLASS B)
  (FORMERLY MLA MID CAP SUB-ACCOUNT (CLASS B))
  01/01/2004    to  12/31/2004       12.018475         13.544176        30,809.3628
  01/01/2005    to  12/31/2005       13.544176         14.418376        37,955.7097
  01/01/2006    to  12/31/2006       14.418376         16.288783        40,192.4809
  01/01/2007    to  12/31/2007       16.288783         15.610081        47,070.8195
  01/01/2008    to  12/31/2008       15.610081          9.487441        44,395.7086
  01/01/2009    to  12/31/2009        9.487441         12.782003        55,925.0300
  01/01/2010    to  12/31/2010       12.782003         15.470184        59,241.9147
  01/01/2011    to  12/31/2011       15.470184         14.436229        57,443.5640
  01/01/2012    to  12/31/2012       14.436229         14.971828        57,909.4290
  01/01/2013    to  04/26/2013       14.971828         16.228423             0.0000
============   ==== ==========       =========         =========       ============
 RUSSELL 2000 (Reg. TM) INDEX SUB-ACCOUNT (CLASS G)
  05/04/2009    to  12/31/2009       11.320010         13.923948         5,928.2300
  01/01/2010    to  12/31/2010       13.923948         17.358023        24,456.1394
  01/01/2011    to  12/31/2011       17.358023         16.360040        38,117.2548
  01/01/2012    to  12/31/2012       16.360040         18.684873        42,289.9596
  01/01/2013    to  12/31/2013       18.684873         25.423644        42,219.8819
============   ==== ==========       =========         =========       ============
 T. ROWE PRICE LARGE CAP GROWTH SUB-ACCOUNT (CLASS B)
  04/29/2013    to  12/31/2013       17.174486         21.671233        91,808.5416
============   ==== ==========       =========         =========       ============
 T. ROWE PRICE LARGE CAP GROWTH SUB-ACCOUNT (CLASS B)
  (FORMERLY RCM TECHNOLOGY SUB-ACCOUNT (CLASS B))
  01/01/2004    to  12/31/2004        4.596762          4.332878        84,263.8943
  01/01/2005    to  12/31/2005        4.332878          4.738761        72,898.1809
  01/01/2006    to  12/31/2006        4.738761          4.917987        81,708.4812
  01/01/2007    to  12/31/2007        4.917987          6.371552        85,215.1092
  01/01/2008    to  12/31/2008        6.371552          3.486398        88,745.1986
  01/01/2009    to  12/31/2009        3.486398          5.460004       120,160.4900
  01/01/2010    to  12/31/2010        5.460004          6.868157       119,610.6668
  01/01/2011    to  12/31/2011        6.868157          6.096585       167,536.2999
  01/01/2012    to  12/31/2012        6.096585          6.733097       160,380.9713
  01/01/2013    to  04/26/2013        6.733097          7.038704             0.0000
============   ==== ==========       =========         =========       ============
 VAN ECK GLOBAL NATURAL RESOURCES SUB-ACCOUNT (CLASS B)
  05/04/2009    to  12/31/2009       11.621630         14.769812         6,617.7900
  01/01/2010    to  12/31/2010       14.769812         18.773125        23,824.6955
  01/01/2011    to  12/31/2011       18.773125         15.410303        37,077.2593
  01/01/2012    to  12/31/2012       15.410303         15.571040        38,451.1851
  01/01/2013    to  12/31/2013       15.571040         16.988928        36,778.9729
============   ==== ==========       =========         =========       ============

APPENDIX A
CONDENSED FINANCIAL INFORMATION (CONTINUED)



                        1.50% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                          NUMBER OF
                                   ACCUMULATION      ACCUMULATION       ACCUMULATION
                                  UNIT VALUE AT     UNIT VALUE AT           UNITS
                                   BEGINNING OF         END OF         OUTSTANDING AT
                                      PERIOD            PERIOD          END OF PERIOD
                                 ---------------   ---------------   ------------------
 WESTERN ASSET MANAGEMENT U.S. GOVERNMENT SUB-ACCOUNT (CLASS B)
  05/01/2005    to  12/31/2005       15.637653         15.611281              830.9275
  01/01/2006    to  12/31/2006       15.611281         15.981559           10,983.5009
  01/01/2007    to  12/31/2007       15.981559         16.377312           36,161.0089
  01/01/2008    to  12/31/2008       16.377312         16.046974           54,953.7764
  01/01/2009    to  12/31/2009       16.046974         16.453082          105,471.6000
  01/01/2010    to  12/31/2010       16.453082         17.098382          180,354.6052
  01/01/2011    to  12/31/2011       17.098382         17.731455          241,654.1394
  01/01/2012    to  12/31/2012       17.731455         17.998404          289,480.9805
  01/01/2013    to  12/31/2013       17.998404         17.569928          344,696.5892
============   ==== ==========       =========         =========        ==============
 MET INVESTORS SERIES TRUST - METLIFE ASSET ALLOCATION PROGRAM
 METLIFE AGGRESSIVE STRATEGY SUB-ACCOUNT (CLASS B)
  11/22/2004    to  12/31/2004       10.301967         10.689858           58,923.6848
  01/01/2005    to  12/31/2005       10.689858         11.624285          357,153.5037
  01/01/2006    to  12/31/2006       11.624285         13.014582          443,952.7953
  01/01/2007    to  12/31/2007       13.014582         13.189874          593,616.3660
  01/01/2008    to  12/31/2008       13.189874          7.690011          622,653.6439
  01/01/2009    to  12/31/2009        7.690011         10.048645          686,348.5900
  01/01/2010    to  12/31/2010       10.048645         11.532589          707,077.2315
  01/01/2011    to  12/31/2011       11.532589         10.705026          807,354.5027
  01/01/2012    to  12/31/2012       10.705026         12.310273          816,728.5994
  01/01/2013    to  12/31/2013       12.310273         15.705375          809,678.9585
============   ==== ==========       =========         =========        ==============
 METLIFE BALANCED STRATEGY SUB-ACCOUNT (CLASS B)
  11/22/2004    to  12/31/2004       10.102117         10.393805           99,788.8796
  01/01/2005    to  12/31/2005       10.393805         10.968727          848,466.6598
  01/01/2006    to  12/31/2006       10.968727         12.100171        1,643,377.1230
  01/01/2007    to  12/31/2007       12.100171         12.501027        2,379,127.8721
  01/01/2008    to  12/31/2008       12.501027          8.381568        2,364,615.5282
  01/01/2009    to  12/31/2009        8.381568         10.596426        2,302,958.9900
  01/01/2010    to  12/31/2010       10.596426         11.856876        3,071,175.7712
  01/01/2011    to  12/31/2011       11.856876         11.481813        3,672,263.3104
  01/01/2012    to  12/31/2012       11.481813         12.885624        3,658,942.5642
  01/01/2013    to  12/31/2013       12.885624         15.158788        3,525,724.9246
============   ==== ==========       =========         =========        ==============

APPENDIX A
CONDENSED FINANCIAL INFORMATION (CONTINUED)



                        1.50% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                          NUMBER OF
                                   ACCUMULATION      ACCUMULATION       ACCUMULATION
                                  UNIT VALUE AT     UNIT VALUE AT           UNITS
                                   BEGINNING OF         END OF         OUTSTANDING AT
                                      PERIOD            PERIOD          END OF PERIOD
                                 ---------------   ---------------   ------------------
 METLIFE DEFENSIVE STRATEGY SUB-ACCOUNT (CLASS B)
  11/22/2004    to  12/31/2004        9.942236         10.109895            5,486.0949
  01/01/2005    to  12/31/2005       10.109895         10.405971           32,120.5731
  01/01/2006    to  12/31/2006       10.405971         11.135709           67,208.8493
  01/01/2007    to  12/31/2007       11.135709         11.618345          127,518.6747
  01/01/2008    to  12/31/2008       11.618345          9.081397          357,332.0672
  01/01/2009    to  12/31/2009        9.081397         10.995591        1,240,534.9500
  01/01/2010    to  12/31/2010       10.995591         12.012878        1,691,642.9271
  01/01/2011    to  12/31/2011       12.012878         12.044499        1,797,380.7744
  01/01/2012    to  12/31/2012       12.044499         13.158840        1,825,052.8065
  01/01/2013    to  12/31/2013       13.158840         14.139905        1,742,462.3903
============   ==== ==========       =========         =========        ==============
 METLIFE GROWTH STRATEGY SUB-ACCOUNT (CLASS B)
  11/22/2004    to  12/31/2004       10.242012         10.604748          263,501.9373
  01/01/2005    to  12/31/2005       10.604748         11.400582          885,719.6276
  01/01/2006    to  12/31/2006       11.400582         12.758172        1,646,645.3112
  01/01/2007    to  12/31/2007       12.758172         13.158195        2,225,962.3689
  01/01/2008    to  12/31/2008       13.158195          8.053398        2,489,592.1260
  01/01/2009    to  12/31/2009        8.053398         10.321347        2,491,644.4300
  01/01/2010    to  12/31/2010       10.321347         11.742704        2,351,166.2958
  01/01/2011    to  12/31/2011       11.742704         11.120139        2,271,663.4613
  01/01/2012    to  12/31/2012       11.120139         12.675696        2,084,350.3717
  01/01/2013    to  12/31/2013       12.675696         15.722958        2,088,378.2990
============   ==== ==========       =========         =========        ==============
 METLIFE GROWTH STRATEGY SUB-ACCOUNT (CLASS B)
  (FORMERLY MET/FRANKLIN TEMPLETON FOUNDING STRATEGY SUB-ACCOUNT (CLASS B))
  04/28/2008    to  12/31/2008        9.998356          7.028791           61,932.1385
  01/01/2009    to  12/31/2009        7.028791          8.901095          126,535.7800
  01/01/2010    to  12/31/2010        8.901095          9.649500          157,368.1940
  01/01/2011    to  12/31/2011        9.649500          9.338777          166,725.6572
  01/01/2012    to  12/31/2012        9.338777         10.682288          159,166.7804
  01/01/2013    to  04/26/2013       10.682288         11.496400                0.0000
============   ==== ==========       =========         =========        ==============

APPENDIX A
CONDENSED FINANCIAL INFORMATION (CONTINUED)



                        1.50% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                          NUMBER OF
                                   ACCUMULATION      ACCUMULATION       ACCUMULATION
                                  UNIT VALUE AT     UNIT VALUE AT           UNITS
                                   BEGINNING OF         END OF         OUTSTANDING AT
                                      PERIOD            PERIOD          END OF PERIOD
                                 ---------------   ---------------   ------------------
 METLIFE MODERATE STRATEGY SUB-ACCOUNT (CLASS B)
  11/22/2004    to  12/31/2004       10.012183         10.230125           42,827.9432
  01/01/2005    to  12/31/2005       10.230125         10.664048          238,240.1038
  01/01/2006    to  12/31/2006       10.664048         11.580662          925,507.1147
  01/01/2007    to  12/31/2007       11.580662         12.115397        1,358,979.5108
  01/01/2008    to  12/31/2008       12.115397          8.781314        1,406,550.5430
  01/01/2009    to  12/31/2009        8.781314         10.907208        1,195,846.0900
  01/01/2010    to  12/31/2010       10.907208         12.077193        1,913,655.4877
  01/01/2011    to  12/31/2011       12.077193         11.883856        2,186,042.4273
  01/01/2012    to  12/31/2012       11.883856         13.156910        2,161,049.9487
  01/01/2013    to  12/31/2013       13.156910         14.804837        2,079,019.4308
============   ==== ==========       =========         =========        ==============

APPENDIX A
CONDENSED FINANCIAL INFORMATION (CONTINUED)

DISCONTINUED INVESTMENT PORTFOLIOS. Effective as of May 1, 2011, Met Investors Series Trust: Legg Mason Value Equity Portfolio (Class B) merged into Met Investors Series Trust: ClearBridge Aggressive Growth Portfolio (Class B) (formerly Legg Mason ClearBridge Aggressive Growth Portfolio).


Effective as of April 30, 2012, Met Investors Series Trust: Oppenheimer Capital Appreciation Portfolio (Class B) merged into Metropolitan Series Fund: Jennison Growth Portfolio (Class B).


Effective as of April 29, 2013:


o Met Investors Series Trust: American Funds (Reg. TM) International Portfolio (Class C) merged into Metropolitan Series Fund: Baillie Gifford
  International Stock Portfolio (Class B);


o Met Investors Series Trust: Jennison Large Cap Equity Portfolio (formerly Rainier Large Cap Equity Portfolio) (Class B) merged into Metropolitan Series Fund: Jennison Growth Portfolio (Class B);


o Met Investors Series Trust: Met/Franklin Mutual Shares Portfolio (Class B) merged into Metropolitan Series Fund: MFS (Reg. TM) Value Portfolio (Class
  B);


o Met Investors Series Trust: Met/Franklin Templeton Founding Strategy Portfolio (Class B) merged into Met Investors Series Trust: MetLife Growth Strategy Portfolio (Class B);


o Met Investors Series Trust: MLA Mid Cap Portfolio (formerly Lazard Mid Cap Portfolio) (Class B) merged into Metropolitan Series Fund: Neuberger Berman Genesis Portfolio (Class B);


o Met Investors Series Trust: RCM Technology Portfolio (Class B) merged into Metropolitan Series Fund: T. Rowe Price Large Cap Growth Portfolio (Class
  B); and


o Met Investors Series Trust: Turner Mid Cap Growth Portfolio (Class B) merged into Metropolitan Series Fund: Frontier Mid Cap Growth Portfolio (Class B).



Effective as of April 28, 2014:


o Met Investors Series Trust: ClearBridge Aggressive Growth Portfolio II (Class
  B) (formerly Janus Forty Portfolio) merged into Met Investors Series Trust:
  ClearBridge Aggressive Growth Portfolio (Class B);


o Met Investors Series Trust: MetLife Defensive Strategy Portfolio (Class B) merged into Metropolitan Series Fund: MetLife Asset Allocation 40 Portfolio (Class B);


o Met Investors Series Trust: MetLife Moderate Strategy Portfolio (Class B) merged into Metropolitan Series Fund: MetLife Asset Allocation 40 Portfolio (Class B);


o Met Investors Series Trust: MetLife Balanced Strategy Portfolio (Class B) merged into Metropolitan Series Fund: MetLife Asset Allocation 60 Portfolio (Class B); and


o Met Investors Series Trust: MetLife Growth Strategy Portfolio (Class B) merged into Metropolitan Series Fund: MetLife Asset Allocation 80 Portfolio (Class B).

APPENDIX B

PARTICIPATING INVESTMENT PORTFOLIOS

Below are the advisers and subadvisers and investment objectives of each Investment Portfolio available under the contract. The fund prospectuses contain more complete information, including a description of the investment objectives, policies, restrictions and risks. THERE CAN BE NO ASSURANCE THAT THE INVESTMENT OBJECTIVES WILL BE ACHIEVED.


MET INVESTORS SERIES TRUST - GMIB MAX PORTFOLIOS (CLASS B)


Met Investors Series Trust is a mutual fund with multiple portfolios. Unless otherwise noted, the following portfolios are managed by MetLife Advisers, LLC, which is an affiliate of First MetLife Investors. The following Class B portfolios are available under the contract. If you elect the GMIB Max I rider, you must allocate your Purchase Payments and Account Value among these Investment Portfolios and the Investment Porfolio listed below under "Metropolitan Series Fund - GMIB Max Portfolio." (See "Purchase - Investment Allocation Restrictions for Certain Riders.") These Investment Portfolios are also available for investment if you do not elect the GMIB Max I rider.


ALLIANCEBERNSTEIN GLOBAL DYNAMIC ALLOCATION PORTFOLIO


SUBADVISER: AllianceBernstein L.P.


INVESTMENT OBJECTIVE: The AllianceBernstein Global Dynamic Allocation Portfolio seeks capital appreciation and current income.



ALLIANZ GLOBAL INVESTORS DYNAMIC MULTI-ASSET PLUS PORTFOLIO


SUBADVISER: Allianz Global Investors U.S. LLC


INVESTMENT OBJECTIVE: The Allianz Global Investors Dynamic Multi-Asset Plus Portfolio seeks total return.



AQR GLOBAL RISK BALANCED PORTFOLIO


SUBADVISER: AQR Capital Management, LLC


INVESTMENT OBJECTIVE: The AQR Global Risk Balanced Portfolio seeks total return.


BLACKROCK GLOBAL TACTICAL STRATEGIES PORTFOLIO


SUBADVISER: BlackRock Financial Management, Inc.


INVESTMENT OBJECTIVE: The BlackRock Global Tactical Strategies Portfolio seeks capital appreciation and current income.


INVESCO BALANCED-RISK ALLOCATION PORTFOLIO


SUBADVISER: Invesco Advisers, Inc.


INVESTMENT OBJECTIVE: The Invesco Balanced-Risk Allocation Portfolio seeks total return.


JPMORGAN GLOBAL ACTIVE ALLOCATION PORTFOLIO


SUBADVISER: J.P. Morgan Investment Management Inc.


INVESTMENT OBJECTIVE: The JPMorgan Global Active Allocation Portfolio seeks capital appreciation and current income.


METLIFE BALANCED PLUS PORTFOLIO



SUBADVISER - OVERLAY PORTION: Pacific Investment Management Company LLC



INVESTMENT OBJECTIVE: The MetLife Balanced Plus Portfolio seeks a balance between a high level of current income and growth of capital, with a greater emphasis on growth of capital.


METLIFE MULTI-INDEX TARGETED RISK PORTFOLIO



SUBADVISER - OVERLAY PORTION: MetLife Investment Management, LLC



INVESTMENT OBJECTIVE: The MetLife Multi-Index Targeted Risk Portfolio seeks a balance between growth of capital and current income, with a greater emphasis on growth of capital.



PANAGORA GLOBAL DIVERSIFIED RISK PORTFOLIO


SUBADVISER: PanAgora Asset Management, Inc.


INVESTMENT OBJECTIVE: The PanAgora Global Diversified Risk Portfolio seeks total return.



PYRAMIS (Reg. TM) GOVERNMENT INCOME PORTFOLIO


SUBADVISER: Pyramis Global Advisors, LLC


INVESTMENT OBJECTIVE: The Pyramis (Reg. TM) Government Income Portfolio seeks a high level of current income, consistent with preservation of principal.

PYRAMIS (Reg. TM) MANAGED RISK PORTFOLIO


SUBADVISER: Pyramis Global Advisors, LLC


INVESTMENT OBJECTIVE: The Pyramis (Reg. TM) Managed Risk Portfolio seeks total return.


SCHRODERS GLOBAL MULTI-ASSET PORTFOLIO



SUBADVISERS: Schroder Investment Management North America Inc. and Schroder Investment Management North America Limited



INVESTMENT OBJECTIVE: The Schroders Global Multi-Asset Portfolio seeks capital appreciation and current income.


METROPOLITAN SERIES FUND - GMIB MAX PORTFOLIO (CLASS G)


Metropolitan Series Fund is a mutual fund with multiple portfolios. MetLife Advisers, LLC, an affiliate of First MetLife Investors, is the investment adviser to the portfolios. The following Class G portfolio is available under the contract. If you elect the GMIB Max I rider, you must allocate your Purchase Payments and Account Value among this Investment Portfolio and the Investment Porfolios listed above under "Met Investors Series Trust -

GMIB Max Portfolios." (See "Purchase - Investment Allocation Restrictions for Certain Riders.") This Investment Portfolio is also available for investment if you do not elect the GMIB Max I rider.



BARCLAYS AGGREGATE BOND INDEX PORTFOLIO



SUBADVISER: MetLife Investment Management, LLC


INVESTMENT OBJECTIVE: The Barclays Aggregate Bond Index Portfolio seeks to track the performance of the Barclays U.S. Aggregate Bond Index.


MET INVESTORS SERIES TRUST (CLASS B OR, AS NOTED, CLASS C OR CLASS E)


In addition to the Met Investors Series Trust portfolios listed above, the following Class B or, as noted, Class C or Class E portfolios are available under the contract:


AMERICAN FUNDS (Reg. TM) GROWTH PORTFOLIO (CLASS C)


ADVISERS: MetLife Advisers, LLC and Capital Research and Management Company


INVESTMENT OBJECTIVE: The American Funds (Reg. TM) Growth Portfolio seeks to achieve growth of capital.


BLACKROCK HIGH YIELD PORTFOLIO


SUBADVISER: BlackRock Financial Management, Inc.


INVESTMENT OBJECTIVE: The BlackRock High Yield Portfolio seeks to maximize total return, consistent with income generation and prudent investment management.


CLARION GLOBAL REAL ESTATE PORTFOLIO


SUBADVISER: CBRE Clarion Securities LLC


INVESTMENT OBJECTIVE: The Clarion Global Real Estate Portfolio seeks total return through investment in real estate securities, emphasizing both capital appreciation and current income.



CLEARBRIDGE AGGRESSIVE GROWTH PORTFOLIO


SUBADVISER: ClearBridge Investments, LLC



INVESTMENT OBJECTIVE: The ClearBridge Aggressive Growth Portfolio seeks capital appreciation.


GOLDMAN SACHS MID CAP VALUE PORTFOLIO


SUBADVISER: Goldman Sachs Asset Management, L.P.


INVESTMENT OBJECTIVE: The Goldman Sachs Mid Cap Value Portfolio seeks long-term capital appreciation.


HARRIS OAKMARK INTERNATIONAL PORTFOLIO


SUBADVISER: Harris Associates L.P.


INVESTMENT OBJECTIVE: The Harris Oakmark International Portfolio seeks long-term capital appreciation.



INVESCO COMSTOCK PORTFOLIO



SUBADVISER: Invesco Advisers, Inc.


INVESTMENT OBJECTIVE: The Invesco Comstock Portfolio seeks capital growth and income.



INVESCO MID CAP VALUE PORTFOLIO (formerly Lord Abbett Mid Cap Value Portfolio)


SUBADVISER: Invesco Advisers, Inc. (formerly Lord, Abbett & Co. LLC)


INVESTMENT OBJECTIVE: The Invesco Mid Cap Value Portfolio seeks high total return by investing in equity securities of mid-sized companies.

INVESCO SMALL CAP GROWTH PORTFOLIO


SUBADVISER: Invesco Advisers, Inc.


INVESTMENT OBJECTIVE: The Invesco Small Cap Growth Portfolio seeks long-term growth of capital.


JPMORGAN CORE BOND PORTFOLIO



SUBADVISER: J.P. Morgan Investment Management Inc.


INVESTMENT OBJECTIVE: The JPMorgan Core Bond Portfolio seeks to maximize total return.


LOOMIS SAYLES GLOBAL MARKETS PORTFOLIO


SUBADVISER: Loomis, Sayles & Company, L.P.


INVESTMENT OBJECTIVE: The Loomis Sayles Global Markets Portfolio seeks high total investment return through a combination of capital appreciation and income.


LORD ABBETT BOND DEBENTURE PORTFOLIO


SUBADVISER: Lord, Abbett & Co. LLC



INVESTMENT OBJECTIVE: The Lord Abbett Bond Debenture Portfolio seeks high current income and the opportunity for capital appreciation to produce a high total return.



MET/EATON VANCE FLOATING RATE PORTFOLIO


SUBADVISER: Eaton Vance Management


INVESTMENT OBJECTIVE: The Met/Eaton Vance Floating Rate Portfolio seeks a high level of current income.


MET/FRANKLIN LOW DURATION TOTAL RETURN PORTFOLIO


SUBADVISER: Franklin Advisers, Inc.


INVESTMENT OBJECTIVE: The Met/Franklin Low Duration Total Return Portfolio seeks a high level of current income, while seeking preservation of shareholders' capital.


MET/TEMPLETON INTERNATIONAL BOND PORTFOLIO*


SUBADVISER: Franklin Advisers, Inc.


INVESTMENT OBJECTIVE: The Met/Templeton International Bond Portfolio seeks current income with capital appreciation and growth of income.


*This portfolio is only available for investment if certain optional riders are elected. (See "Purchase - Investment Allocation Restrictions for GMIB Plus III, GMIB Plus I, and Lifetime Withdrawal Guarantee II.")


MFS (Reg. TM) EMERGING MARKETS EQUITY PORTFOLIO


SUBADVISER: Massachusetts Financial Services Company


INVESTMENT OBJECTIVE: The MFS (Reg. TM) Emerging Markets Equity Portfolio seeks capital appreciation.


MFS (Reg. TM) RESEARCH INTERNATIONAL PORTFOLIO


SUBADVISER: Massachusetts Financial Services Company


INVESTMENT OBJECTIVE: The MFS (Reg. TM) Research International Portfolio seeks capital appreciation.


PIMCO INFLATION PROTECTED BOND PORTFOLIO


SUBADVISER: Pacific Investment Management Company LLC


INVESTMENT OBJECTIVE: The PIMCO Inflation Protected Bond Portfolio seeks maximum real return, consistent with preservation of capital and prudent investment management.


PIMCO TOTAL RETURN PORTFOLIO


SUBADVISER: Pacific Investment Management Company LLC


INVESTMENT OBJECTIVE: The PIMCO Total Return Portfolio seeks maximum total return, consistent with the preservation of capital and prudent investment management.


PIONEER FUND PORTFOLIO


SUBADVISER: Pioneer Investment Management, Inc.


INVESTMENT OBJECTIVE: The Pioneer Fund Portfolio seeks reasonable income and capital growth.


PIONEER STRATEGIC INCOME PORTFOLIO (CLASS E)


SUBADVISER: Pioneer Investment Management, Inc.


INVESTMENT OBJECTIVE: The Pioneer Strategic Income Portfolio seeks a high level of current income.


T. ROWE PRICE LARGE CAP VALUE PORTFOLIO


SUBADVISER: T. Rowe Price Associates, Inc.


INVESTMENT OBJECTIVE: The T. Rowe Price Large Cap Value Portfolio seeks long-term capital appreciation by investing in common stocks believed to be undervalued. Income is a secondary objective.

T. ROWE PRICE MID CAP GROWTH PORTFOLIO


SUBADVISER: T. Rowe Price Associates, Inc.


INVESTMENT OBJECTIVE: The T. Rowe Price Mid Cap Growth Portfolio seeks long-term growth of capital.


THIRD AVENUE SMALL CAP VALUE PORTFOLIO


SUBADVISER: Third Avenue Management LLC


INVESTMENT OBJECTIVE: The Third Avenue Small Cap Value Portfolio seeks long-term capital appreciation.


METROPOLITAN SERIES FUND


In addition to the Metropolitan Series Fund portfolio listed above, the following portfolios are available under the contract:


BAILLIE GIFFORD INTERNATIONAL STOCK PORTFOLIO (CLASS B)


SUBADVISER: Baillie Gifford Overseas Limited


INVESTMENT OBJECTIVE: The Baillie Gifford International Stock Portfolio seeks long-term growth of capital.

BLACKROCK MONEY MARKET PORTFOLIO (CLASS B)


SUBADVISER: BlackRock Advisors, LLC


INVESTMENT OBJECTIVE: The BlackRock Money Market Portfolio seeks a high level of current income consistent with preservation of capital.


An investment in the BlackRock Money Market Portfolio is not insured or guaranteed by the Federal Deposit Insurance Company or any other government agency. Although the BlackRock Money Market Portfolio seeks to preserve the value of your investment at $100 per share, it is possible to lose money by investing in the BlackRock Money Market Portfolio.


During extended periods of low interest rates, the yields of the BlackRock Money Market Portfolio may become extremely low and possibly negative.



FRONTIER MID CAP GROWTH PORTFOLIO (CLASS B)



SUBADVISER: Frontier Capital Management Company, LLC


INVESTMENT OBJECTIVE: The Frontier Mid Cap Growth Portfolio seeks maximum capital appreciation.


JENNISON GROWTH PORTFOLIO (CLASS B)


SUBADVISER: Jennison Associates LLC


INVESTMENT OBJECTIVE: The Jennison Growth Portfolio seeks long-term growth of capital.


MET/ARTISAN MID CAP VALUE PORTFOLIO (CLASS B)


SUBADVISER: Artisan Partners Limited Partnership


INVESTMENT OBJECTIVE: The Met/Artisan Mid Cap Value Portfolio seeks long-term capital growth.


MET/DIMENSIONAL INTERNATIONAL SMALL COMPANY PORTFOLIO (CLASS B)


SUBADVISER: Dimensional Fund Advisors LP


INVESTMENT OBJECTIVE: The Met/Dimensional International Small Company Portfolio seeks long-term capital appreciation.


METLIFE MID CAP STOCK INDEX PORTFOLIO (CLASS G)


SUBADVISER: MetLife Investment Management, LLC


INVESTMENT OBJECTIVE: The MetLife Mid Cap Stock Index Portfolio seeks to track the performance of the Standard & Poor's MidCap 400 (Reg. TM) Composite Stock Price Index.


METLIFE STOCK INDEX PORTFOLIO (CLASS B)


SUBADVISER: MetLife Investment Management, LLC


INVESTMENT OBJECTIVE: The MetLife Stock Index Portfolio seeks to track the performance of the Standard & Poor's 500 (Reg. TM) Composite Stock Price Index.



MFS (Reg. TM) VALUE PORTFOLIO (CLASS B)


SUBADVISER: Massachusetts Financial Services Company


INVESTMENT OBJECTIVE: The MFS (Reg. TM) Value Portfolio seeks capital appreciation.


MSCI EAFE (Reg. TM) INDEX PORTFOLIO (CLASS G)


SUBADVISER: MetLife Investment Management, LLC


INVESTMENT OBJECTIVE: The MSCI EAFE (Reg. TM) Index Portfolio seeks to track the performance of the MSCI EAFE (Reg. TM) Index.


NEUBERGER BERMAN GENESIS PORTFOLIO (CLASS B)


SUBADVISER: Neuberger Berman Management LLC


INVESTMENT OBJECTIVE: The Neuberger Berman Genesis Portfolio seeks high total return, consisting principally of capital appreciation.


RUSSELL 2000 (Reg. TM) INDEX PORTFOLIO (CLASS G)


SUBADVISER: MetLife Investment Management, LLC


INVESTMENT OBJECTIVE: The Russell 2000 (Reg. TM) Index Portfolio seeks to track the performance of the Russell 2000 (Reg. TM) Index.


T. ROWE PRICE LARGE CAP GROWTH PORTFOLIO (CLASS B)


SUBADVISER: T. Rowe Price Associates, Inc.



INVESTMENT OBJECTIVE: The T. Rowe Price Large Cap Growth Portfolio seeks long-term growth of capital.



VAN ECK GLOBAL NATURAL RESOURCES PORTFOLIO (CLASS B)*


SUBADVISER: Van Eck Associates Corporation


INVESTMENT OBJECTIVE: The Van Eck Global Natural Resources Portfolio seeks long-term capital appreciation with income as a secondary consideration.


*This portfolio is only available for investment if certain optional riders are elected. (See "Purchase - Investment Allocation Restrictions for GMIB Plus III, GMIB Plus I, and Lifetime Withdrawal Guarantee II.")

WESTERN ASSET MANAGEMENT U.S. GOVERNMENT PORTFOLIO (CLASS B)


SUBADVISER: Western Asset Management Company


INVESTMENT OBJECTIVE: The Western Asset Management U.S. Government Portfolio seeks to maximize total return consistent with preservation of capital and maintenance of liquidity.



WMC CORE EQUITY OPPORTUNITIES PORTFOLIO (CLASS E) (formerly Davis Venture Value Portfolio)


SUBADVISER: Wellington Management Company, LLP (formerly Davis Selected Advisers, L.P.)


INVESTMENT OBJECTIVE: The WMC Core Equity Opportunities Portfolio seeks to provide a growing stream of income over time and, secondarily, long-term capital appreciation and current income.




MET INVESTORS SERIES TRUST - ASSET ALLOCATION PORTFOLIOS


In addition to the Met Investors Series Trust portfolios listed above, the following portfolios managed by MetLife Advisers, LLC are available under the contract:



AMERICAN FUNDS (Reg. TM) MODERATE ALLOCATION PORTFOLIO (CLASS C)


INVESTMENT OBJECTIVE: The American Funds (Reg. TM) Moderate Allocation Portfolio seeks a high total return in the form of income and growth of capital, with a greater emphasis on income.

AMERICAN FUNDS (Reg. TM) BALANCED ALLOCATION PORTFOLIO (CLASS C)


INVESTMENT OBJECTIVE: The American Funds (Reg. TM) Balanced Allocation Portfolio seeks a balance between a high level of current income and growth of capital, with a greater emphasis on growth of capital.


AMERICAN FUNDS (Reg. TM) GROWTH ALLOCATION PORTFOLIO (CLASS C)


INVESTMENT OBJECTIVE: The American Funds (Reg. TM) Growth Allocation Portfolio seeks growth of capital.



METLIFE ASSET ALLOCATION 100 PORTFOLIO (CLASS B) (formerly MetLife Aggressive Strategy Portfolio)


INVESTMENT OBJECTIVE: The MetLife Asset Allocation 100 Portfolio seeks growth of capital.


SSGA GROWTH AND INCOME ETF PORTFOLIO (CLASS B)


SUBADVISER: SSgA Funds Management, Inc.


INVESTMENT OBJECTIVE: The SSgA Growth and Income ETF Portfolio seeks growth of capital and income.


SSGA GROWTH ETF PORTFOLIO (CLASS B)


SUBADVISER: SSgA Funds Management, Inc.


INVESTMENT OBJECTIVE: The SSgA Growth ETF Portfolio seeks growth of capital.


METROPOLITAN SERIES FUND - ASSET ALLOCATION PORTFOLIOS (CLASS B)


In addition to the Metropolitan Series Fund portfolios listed above, the following Class B portfolios managed by MetLife Advisers, LLC are available under the contract:


METLIFE ASSET ALLOCATION 20 PORTFOLIO


INVESTMENT OBJECTIVE: The MetLife Asset Allocation 20 Portfolio seeks a high level of current income, with growth of capital as a secondary objective.


METLIFE ASSET ALLOCATION 40 PORTFOLIO


INVESTMENT OBJECTIVE: The MetLife Asset Allocation 40 Portfolio seeks high total return in the form of income and growth of capital, with a greater emphasis on income.


METLIFE ASSET ALLOCATION 60 PORTFOLIO


INVESTMENT OBJECTIVE: The MetLife Asset Allocation 60 Portfolio seeks a balance between a high level of current income and growth of capital, with a greater emphasis on growth of capital.


METLIFE ASSET ALLOCATION 80 PORTFOLIO


INVESTMENT OBJECTIVE: The MetLife Asset Allocation 80 Portfolio seeks growth of capital.

APPENDIX C

EDCA EXAMPLES WITH MULTIPLE PURCHASE PAYMENTS

In order to show how the EDCA program works, we have created some examples. The examples are purely hypothetical and are for illustrative purposes only. The interest rate earned in an EDCA account will be the guaranteed minimum interest rate, plus any additional interest which we may declare from time to time. In addition, each bucket attributable to a subsequent Purchase Payment will earn interest at the then-current interest rate applied to new allocations to an EDCA account of the same monthly term. These examples do not reflect charges that may be deducted from the EDCA account.


6-MONTH EDCA

The following example demonstrates how the 6-month EDCA program operates when multiple Purchase Payments are allocated to the program. The example assumes that a $12,000 Purchase Payment is allocated to the EDCA program at the beginning of the first month and the first transfer of $2,000 also occurs on that date. The $10,000 remaining after the EDCA transfer is allocated to the 1st Payment Bucket where it is credited with a 3% effective annual interest rate. The EDCA transfer amount of $2,000 is determined by dividing the $12,000 allocation amount by 6 (the number of months in the EDCA program). Thereafter, a $2,000 transfer is made from the EDCA at the beginning of each month. Amounts remaining in the EDCA Account Value are accumulated at the EDCA interest rate using the following formula:


Account Value 1st Payment Bucket (month 2) =


Account Value 1st Payment Bucket (month 1) x (1+EDCA Rate)(1/12) - EDCA Transfer Amount


At the beginning of the 4th month, a second Purchase Payment of $6,000 is allocated to the EDCA program. The entire $6,000 is allocated to the 2nd Payment Bucket where it is also credited with a 3% effective annual interest rate. This second Purchase Payment triggers an increase in the EDCA transfer amount to $3,000. The increased EDCA transfer amount is determined by adding $1,000 (the $6,000 allocation amount divided by 6) to the current EDCA transfer amount. The $3,000 monthly EDCA transfers will first be applied against the Account Value in the 1st Payment Bucket until exhausted and then against the Account Value in the 2nd Payment Bucket until it is exhausted.



                                                                      ---- Account Values----
 Beg of     Amount Allocated         Actual             EDCA         1st Payment     2nd Payment
  Month          to EDCA         EDCA Transfer     Account Value        Bucket         Bucket
--------   ------------------   ---------------   ---------------   -------------   ------------
    1            $12,000             $2,000           $10,000          $10,000
    2                                $2,000           $ 8,025          $ 8,025
    3                                $2,000           $ 6,044          $ 6,044
    4*           $ 6,000             $3,000           $ 9,059          $ 3,059         $6,000
    5                                $3,000           $ 6,082          $    67         $6,015
    6                                $3,000           $ 3,097                0         $3,097
    7                                $3,000           $   104                0         $  104
    8                                $  105                 0                0              0

* At the beginning of the 4th month, a $6,000 Purchase Payment is added to the EDCA account. This amount ($6,000) is allocated to the 2nd Payment Bucket. As described above, this second Purchase Payment causes the monthly EDCA transfer amount to increase from $2,000 to $3,000. Therefore, $3,000 is transferred from the 1st Payment Bucket, leaving $3,059 in the 1st Payment Bucket ($6,044 (1st Payment Bucket Account Value from the 3rd month) + $15 (3rd month's EDCA interest calculated using the formula shown above) - $3,000 (monthly transfer) = $3,059). The total EDCA Account Value at the beginning of the 4th month is $9,059 ($3,059 in the 1st Payment Bucket + $6,000 in the 2nd Payment Bucket = $9,059).

12-MONTH EDCA

The following example demonstrates how the 12-month EDCA program operates when multiple Purchase Payments are allocated to the program. The example assumes that a $24,000 Purchase Payment is allocated to the EDCA program at the beginning of the first month and the first transfer of $2,000 also occurs on that date. The $22,000 remaining after the EDCA transfer is allocated to the 1st Payment Bucket where it is credited with a 3% effective annual interest rate. The EDCA transfer amount of $2,000 is determined by dividing the $24,000 allocation amount by 12 (the number of months in the EDCA program). Thereafter, a $2,000 transfer is made from the EDCA at the beginning of each month. Amounts remaining in the EDCA Account Value are accumulated at the EDCA interest rate using the following formula:


Account Value 1st Payment Bucket (month 2) =


Account Value 1st Payment Bucket (month 1) x


(1+EDCA Rate)(1/12) - EDCA Transfer Amount


At the beginning of the 6th month, a second Purchase Payment of $12,000 is allocated to the EDCA program. The entire $12,000 is allocated to the 2nd Payment Bucket where it is also credited with a 3% effective annual interest rate. This second Purchase Payment triggers an increase in the EDCA transfer amount to $3,000. The increased EDCA transfer amount is determined by adding $1,000 (the $12,000 allocation amount divided by 12) to the current EDCA transfer amount. The $3,000 monthly EDCA transfers will first be applied against the Account Value in the 1st Payment Bucket until exhausted and then against the Account Value in the 2nd Payment Bucket until it is exhausted.



                                                                      ---- Account Values----
 Beg of     Amount Allocated         Actual             EDCA         1st Payment     2nd Payment
  Month          to EDCA         EDCA Transfer     Account Value        Bucket         Bucket
--------   ------------------   ---------------   ---------------   -------------   ------------
    1      $24,000                   $2,000           $22,000          $22,000
    2                                $2,000           $20,054          $20,054
    3                                $2,000           $18,104          $18,104
    4                                $2,000           $16,148          $16,148
    5                                $2,000           $14,188          $14,188
    6*     $12,000                   $3,000           $23,223          $11,223         $12,000
    7                                $3,000           $20,280          $ 8,251         $12,030
    8                                $3,000           $17,330          $ 5,271         $12,059
    9                                $3,000           $14,373          $ 2,284         $12,089
   10                                $3,000           $11,409                0         $11,409
   11                                $3,000           $ 8,437                0         $ 8,437
   12                                $3,000           $ 5,458                0         $ 5,458
   13                                $3,000           $ 2,471                0         $ 2,471
   14                                $2,477                 0                0               0

* At the beginning of the 6th month, a $12,000 Purchase Payment is added to the EDCA account. This amount ($12,000) is allocated to the 2nd Payment Bucket. As described above, this second Purchase Payment causes the monthly EDCA transfer amount to increase from $2,000 to $3,000. Therefore, $3,000 is transferred from the 1st Payment Bucket, leaving $11,223 in the 1st Payment Bucket ($14,188 (1st Payment Bucket Account Value from the 5th month) + $35 (5th month's EDCA interest calculated using the formula shown above) - $3,000 (monthly transfer) = $11,223). The total EDCA Account Value at the beginning of the 6th month is $23,223 ($11,223 in the 1st Payment Bucket + $12,000 in the 2nd Payment Bucket = $23,223).

APPENDIX D

GUARANTEED MINIMUM INCOME BENEFIT EXAMPLES

The purpose of these examples is to illustrate the operation of the Guaranteed Minimum Income Benefit. (These examples use the annual increase rate for the GMIB Plus III rider, 5%. If a contract was issued with certain other versions of the GMIB rider, the annual increase rate is 6% instead of 5%. See "Living Benefits - Guaranteed Income Benefits.") Example (7) shows how required minimum distributions affect the Income Base when the GMIB Plus III is elected with an IRA contract (or another contract subject to Section 401(a)(9) of the Internal Revenue Code).


The investment results shown are hypothetical and are not representative of past or future performance. Actual investment results may be more or less than those shown and will depend upon a number of factors, including investment allocations and the investment experience of the Investment Portfolios chosen. THE EXAMPLES DO NOT REFLECT THE DEDUCTION OF FEES AND CHARGES, WITHDRAWAL CHARGES OR INCOME TAXES AND TAX PENALTIES.


(1) WITHDRAWAL ADJUSTMENTS TO ANNUAL INCREASE AMOUNT


  Dollar-for-dollar adjustment when withdrawal is less than or equal to 5% of
  ---------------------------------------------------------------------------
      the Annual Increase Amount from the prior contract anniversary
      --------------------------------------------------------------


    Assume the initial Purchase Payment is $100,000 and the GMIB Plus III is selected. Assume that during the first Contract Year, $5,000 is withdrawn. Because the withdrawal is less than or equal to 5% of the Annual Increase Amount from the prior contract anniversary, the Annual Increase Amount is reduced by the withdrawal on a dollar-for-dollar basis to $100,000 ($100,000 increased by 5% per year, compounded annually, less $5,000 = $100,000). Assuming no other Purchase Payments or withdrawals are made before the second contract anniversary, the Annual Increase Amount at the second contract anniversary will be $105,000 ($100,000 increased by 5% per year, compounded annually).


  Proportionate adjustment when withdrawal is greater than 5% of the Annual
  -------------------------------------------------------------------------
      Increase Amount from the prior contract anniversary
      ---------------------------------------------------


    Assume the initial Purchase Payment is $100,000 and the GMIB Plus III is selected. Assume the Account Value at the first contract anniversary is $100,000. The Annual Increase Amount at the first contract anniversary will be $105,000 ($100,000 increased by 5% per year, compounded annually). Assume that on the first contract anniversary, $10,000 is withdrawn (leaving an account balance of $90,000). Because the withdrawal is greater than 5% of the Annual Increase Amount from the prior contract anniversary, the Annual Increase Amount is reduced by the value of the Annual Increase Amount immediately prior to the withdrawal ($105,000) multiplied by the percentage reduction in the Account Value attributed to that entire withdrawal: 10% (the $10,000 withdrawal reduced the $100,000 Account Value by 10%). Therefore, the new Annual Increase Amount is $94,500 ($105,000 x 10% = $10,500; $105,000 - $10,500 = $94,500). (If
      multiple withdrawals are made during a Contract Year - for example, two $5,000 withdrawals instead of one $10,000 withdrawal - and those withdrawals total more than 5% of the Annual Increase Amount from the prior contract anniversary, the Annual Increase Amount is reduced proportionately by each of the withdrawals made during that Contract Year and there will be no dollar-for-dollar withdrawal adjustment for the Contract Year.) Assuming no other Purchase Payments or withdrawals are made before the second contract anniversary, the Annual Increase Amount at the second contract anniversary will be $99,225 ($94,500 increased by 5% per year, compounded annually).

     (If a contract is issued with the GMIB Max I rider, or if a contract was issued with certain versions of the GMIB Plus I rider, the annual increase rate is 6% instead of 5%. See "Living Benefits - Guaranteed Income Benefits.")


(2) THE ANNUAL INCREASE AMOUNT


    Example
    -------


    Assume the Owner of the contract is a male, age 55 at issue, and he elects the GMIB Plus III rider. He makes an initial Purchase Payment of $100,000, and makes no additional Purchase Payments or partial withdrawals. On the contract issue date, the Annual Increase Amount is equal to $100,000 (the initial Purchase Payment). The Annual Increase Amount is calculated at each contract anniversary (through the contract anniversary prior to the Owner's 91st birthday, subject to the 350% maximum increase limitation on the Annual Increase Amount). At the tenth contract anniversary, when the Owner is age 65, the Annual Increase Amount is $162,889 ($100,000 increased by 5% per year, compounded annually). See section (3) below for an example of the calculation of the Highest Anniversary Value.

  Graphic Example: Determining a value upon which future income payments can
  --------------------------------------------------------------------------
      be based
      --------


    Assume that you make an initial Purchase Payment of $100,000. Prior to annuitization, your Account Value fluctuates above and below your initial Purchase Payment depending on the investment performance of the investment options you selected. Your Purchase Payments accumulate at the annual increase rate of 5%, until the contract anniversary prior to the contract Owner's 91st birthday. Your Purchase Payments are also adjusted for any withdrawals (including any applicable withdrawal charge) made during this period. The line (your Purchase Payments accumulated at 5% a year adjusted for withdrawals and charges -

     "the Annual Increase Amount") is the value upon which future income payments can be based.

[GRAPHIC APPEARS HERE]






  Graphic Example: Determining your guaranteed lifetime income stream
  -------------------------------------------------------------------


    Assume that you decide to annuitize your contract and begin taking Annuity
     Payments after 20 years. In this example, your Annual Increase Amount is higher than the Highest Anniversary Value and will produce a higher income benefit. Accordingly, the Annual Increase Amount will be applied to the Annuity Pay-out rates in the Guaranteed Minimum Income Benefit Annuity Table to determine your lifetime Annuity Payments. THE INCOME BASE IS NOT AVAILABLE FOR CASH WITHDRAWALS AND IS ONLY USED FOR PURPOSES OF CALCULATING THE GUARANTEED MINIMUM INCOME BENEFIT PAYMENT AND THE CHARGE FOR THE BENEFIT.



[GRAPHIC APPEARS HERE]






(3) THE HIGHEST ANNIVERSARY VALUE ("HAV")


    Example
    -------


  Assume, as in the example in section (2) above, the Owner of the contract is a male, age 55 at issue, and he elects the GMIB Plus III rider. He makes an initial Purchase Payment of $100,000, and makes no additional Purchase Payments or partial withdrawals. On the contract issue date, the Highest Anniversary Value is equal to $100,000 (the initial Purchase Payment). Assume the Account Value on the first contract anniversary is $108,000 due to good market performance. Because the Account Value is greater than the Highest Anniversary Value ($100,000), the Highest Anniversary Value is set equal to the Account Value ($108,000). Assume the Account Value on the second contract anniversary is $102,000 due to poor market performance. Because the Account Value is less than the Highest Anniversary Value ($108,000), the Highest Anniversary Value remains $108,000.


    Assume this process is repeated on each contract anniversary until the tenth contract anniversary, when the Account Value is $155,000 and the Highest Anniversary Value is $150,000. The Highest Anniversary Value is set equal to the Account Value ($155,000). See section (4) below for an example of the exercise of the GMIB Plus III rider.


  Graphic Example: Determining a value upon which future income payments can
  --------------------------------------------------------------------------
      be based
      --------


    Prior to annuitization, the Highest Anniversary Value begins to lock in growth. The Highest Anniversary Value is adjusted upward each contract anniversary if the Account Value at that time is greater than the amount of the current Highest Anniversary Value. Upward adjustments will continue until the contract anniversary immediately prior to the contract Owner's 81st birthday. The Highest Anniversary Value also is adjusted for any withdrawals taken (including any applicable withdrawal charge) or any additional payments made. The Highest Anniversary Value line is the value upon which future income payments can be based.

[GRAPHIC APPEARS HERE]






  Graphic Example: Determining your guaranteed lifetime income stream
  -------------------------------------------------------------------


    Assume that you decide to annuitize your contract and begin taking Annuity
      Payments after 20 years. In this example, the Highest Anniversary Value is higher than the Account Value. Accordingly, the Highest Anniversary Value will be applied to the Annuity Payout rates in the Guaranteed Minimum Income Benefit Annuity Table to determine your lifetime Annuity Payments. THE INCOME BASE IS NOT AVAILABLE FOR CASH WITHDRAWALS AND IS ONLY USED FOR PURPOSES OF CALCULATING THE GUARANTEED MINIMUM INCOME BENEFIT PAYMENT AND THE CHARGE FOR THE BENEFIT.


[GRAPHIC APPEARS HERE]







(4) PUTTING IT ALL TOGETHER


    Example
    -------


    Continuing the examples in sections (2) and (3) above, assume the Owner chooses to exercise the GMIB Plus III rider at the tenth contract anniversary and elects a life annuity with 5 years of Annuity Payments guaranteed. Because the Annual Increase Amount ($162,889) is greater than the Highest Anniversary Value ($155,000), the Annual Increase Amount ($162,889) is used as the Income Base. The Income Base of $162,889 is applied to the GMIB Annuity Table. This yields annuity payments of $533 per month for life, with a minimum of 5 years guaranteed. (If the same owner were instead age 70, the income base of $162,889 would yield monthly payments of $611; if the owner were age 75, the income base of $162,889 would yield monthly payments of $717.)


    Assume the owner chooses to exercise the GMIB Plus III rider at the 26th contract anniversary and elects a life annuity with 5 years of annuity payments guaranteed. Assume the account value has declined due to poor market performance. The Annual Increase Amount would be limited to the maximum of 350% of the total purchase payments, which equals $350,000. Because the Annual Increase Amount ($350,000) is greater than the Highest Anniversary Value ($155,000), the Annual Increase Amount ($350,000) is used as the income base. The income base of $350,000 is applied to the GMIB Annuity Table. This yields annuity payments of $1,918 per month for life, with a minimum of 5 years guaranteed. (If the same owner were instead age 86, the income base of $350,000 would yield monthly payments of $2,258.)


    The above example does not take into account the impact of premium and other taxes. As with other pay-out types, the amount you receive as an income payment depends on your age, sex, and the income type you select. THE INCOME BASE IS NOT AVAILABLE FOR CASH WITHDRAWALS AND IS ONLY USED FOR PURPOSES OF CALCULATING THE GUARANTEED MINIMUM INCOME BENEFIT PAYMENT AND THE CHARGE FOR THE BENEFIT.

    Graphic Example
    ---------------


    Prior to annuitization, the two calculations (the Annual Increase Amount and the Highest Anniversary Value) work together to protect your future income. Upon annuitization of the contract, you will receive income payments for life and the Income Bases and the Account Value will cease to exist. Also, the GMIB Plus III may only be exercised no later than the contract anniversary prior to the contract Owner's 91st birthday, after a 10 year waiting period, and then only within a 30 day period following the contract anniversary.


[GRAPHIC APPEARS HERE]






    With the GMIB, the Income Base is applied to special, conservative
      Guaranteed Minimum Income Benefit annuity purchase factors, which are guaranteed at the time the contract is issued. However, if then-current annuity purchase factors applied to the Account Value would produce a greater amount of income, then you will receive the greater amount. In other words, when you annuitize your contract you will receive whatever amount produces the greatest income payment. Therefore, if your Account Value would provide greater income than would the amount provided under the GMIB, you will have paid for the GMIB although it was never used.



[GRAPHIC APPEARS HERE]






(5) THE GUARANTEED PRINCIPAL OPTION


    Assume your initial Purchase Payment is $100,000 and no withdrawals are taken. Assume that the Account Value at the 10th contract anniversary is $50,000 due to poor market performance, and you exercise the Guaranteed Principal Option at this time.


    The effects of exercising the Guaranteed Principal Option are:


    1) A Guaranteed Principal Adjustment of $100,000 - $50,000 = $50,000 is added to the Account Value 30 days after the 10th contract anniversary bringing the Account Value back up to $100,000.


    2) The GMIB Plus III rider and rider fee terminates as of the date that the adjustment is made to the Account Value; the variable annuity contract continues.


    3) The GMIB Plus III allocation and transfer restrictions terminate as of the date that the adjustment is made to the Account Value.

[GRAPHIC APPEARS HERE]






    *Withdrawals reduce the original Purchase Payment (I.E. those payments credited within 120 days of contract issue date) proportionately and therefore, may have a significant impact on the amount of the Guaranteed Principal Adjustment.


(6) THE OPTIONAL STEP UP: AUTOMATIC ANNUAL STEP-UP


Assume your initial investment is $100,000 and no withdrawals are taken. The Annual Increase Amount increases to $105,000 on the first anniversary ($100,000 increased by 5% per year, compounded annually). Assume your Account Value at the first contract anniversary is $110,000 due to good market performance, and you elected Optional Step-Ups to occur under the Automatic Annual Step-Up feature prior to the first contract anniversary. Because your Account Value is higher than your Annual Increase Amount, an Optional Step-Up will automatically occur.


The effect of the Optional Step-Up is:


   (1) The Annual Increase Amount automatically resets from $105,000 to
         $110,000;


   (2) The 10-year waiting period to annuitize the contract under the GMIB Plus III is reset to 10 years from the first contract anniversary;


   (3) The GMIB Plus III rider charge may be reset to the fee we would charge new contract Owners for the same GMIB Plus III rider at that time; and



   (4) The Guaranteed Principal Option can still be elected on the 10th contract anniversary.


The Annual Increase Amount increases to $115,500 on the second anniversary ($110,000 increased by 5% per year, compounded annually). Assume your Account Value at the second contract anniversary is $120,000 due to good market performance, and you have not discontinued the Automatic Annual Step-Up feature. Because your Account Value is higher than your Annual Increase Amount, an Optional Step-Up will automatically occur.


The effect of the Optional Step-Up is:


   (1) The Annual Increase Amount automatically resets from $115,500 to
         $120,000;


   (2) The 10-year waiting period to annuitize the contract under the GMIB Plus III is reset to 10 years from the second contract anniversary;


   (3) The GMIB Plus III rider charge may be reset to the fee we would charge new contract Owners for the same GMIB Plus III rider at that time; and



   (4) The Guaranteed Principal Option can still be elected on the 10th contract anniversary.


Assume your Account Value increases by $10,000 at each contract anniversary in years three through seven. At each contract anniversary, your Account Value would exceed the Annual Increase Amount and an Optional Step-Up would automatically occur (provided you had not discontinued the Automatic Annual Step-Up feature, and other requirements were met).


The effect of each Optional Step-Up is:


   (1) The Annual Increase Amount automatically resets to the higher Account Value;


   (2) The 10-year waiting period to annuitize the contract under the GMIB Plus III is reset to 10 years from the date of the Optional Step-Up;


   (3) The GMIB Plus III rider charge may be reset to the fee we would charge new contract Owners for the same GMIB Plus III rider at that time; and



   (4) The Guaranteed Principal Option can still be elected on the 10th contract anniversary.


After the seventh contract anniversary, the initial Automatic Annual Step-Up election expires. Assume you do not make a new election of the Automatic Annual Step-Up.


The Annual Increase Amount increases to $178,500 on the eighth anniversary ($170,000 increased by 5% per year, compounded annually). Assume your Account Value at the eighth contract anniversary is $160,000 due to poor market performance. An Optional Step-Up is NOT permitted because your Account Value is lower than your Annual Increase Amount. However, because the Optional Step-Up has locked in previous gains, the Annual Increase

Amount remains at $178,500 despite poor market performance, and, provided the rider continues in effect, will continue to grow at 5% annually (subject to adjustments for additional Purchase Payments and/or withdrawals) through the contract anniversary prior to your 91st birthday, subject to the 350% maximum increase limitation on the Annual Increase Amount. Also, please note:


   (1) The 10-year waiting period to annuitize the contract under the GMIB Plus III remains at the 17th contract anniversary (10 years from the date of the last Optional Step-Up);


   (2) The GMIB Plus III rider charge remains at its current level; and


   (3) The Guaranteed Principal Option can still be elected on the 10th contract anniversary.


[GRAPHIC APPEARS HERE]






(7) REQUIRED MINIMUM DISTRIBUTION EXAMPLES - GMIB PLUS III


The following examples only apply to IRAs and other contracts subject to
Section 401(a)(9) of the Internal Revenue Code. Assume an IRA contract is issued on September 1, 2013 and the GMIB Plus III rider is selected. Assume that on the first contract anniversary (September 1, 2014), the Annual Increase Amount is $100,000. Assume the required minimum distribution amount for 2014 with respect to this contract is $6,000, and the required minimum distribution amount for 2015 with respect to this contract is $7,200. Assume that on both the first contract anniversary (September 1, 2014) and the second contract anniversary (September 1, 2015) the Account Value is $100,000. On the second contract anniversary, the annual increase rate is the greatest of:


   (a) 5% or


   (b) the required minimum distribution rate (as defined below).


The required minimum distribution rate equals the greater of:


   (1) the required minimum distribution amount for 2014 ($6,000) or for 2015 ($7,200), whichever is greater, divided by the Annual Increase Amount as of September 1, 2014 ($100,000);


   (2a) if the contract Owner enrolls only in the Automated Required Minimum
                                      ----
          Distribution Program, the total withdrawals during the Contract Year under the Automated Required Minimum Distribution Program, divided by the Annual Increase Amount at the beginning of the Contract Year; or


   (2b) if the contract Owner enrolls in both the Systematic Withdrawal
                                         ----
           Program and the Automated Required Minimum Distribution Program, the total withdrawals during the Contract Year under (i) the Systematic Withdrawal Program (up to a maximum of 5% of the Annual Increase Amount at the beginning of the Contract Year) and (ii) the Automated Required Minimum Distribution Program (which can be used to pay out any amount above the Systematic Withdrawal Program withdrawals that must be withdrawn to fulfill minimum distribution requirements at the end of the calendar year), divided by the Annual Increase Amount at the beginning of the Contract Year.


Because $7,200 (the required minimum distribution amount for 2015) is greater than $6,000 (the required minimum distribution amount for 2014), (c) is equal to $7,200 divided by $100,000, or 7.2%.

  Withdrawals Through the Automated Required Minimum Distribution Program
  -----------------------------------------------------------------------


  If the contract Owner enrolls in the Automated Required Minimum Distribution
      Program and elects monthly withdrawals, the Owner will receive $6,800 over the second Contract Year (from September 2014 through August 2015). Assuming the Owner makes no withdrawals outside the Automated Required Minimum Distribution Program, on September 1, 2015, the Annual Increase Amount will be increased to $100,400. This is calculated by increasing the Annual Increase Amount from September 1, 2014 ($100,000) by the annual increase rate (7.2%) and subtracting the total amount withdrawn through the Automated Required Minimum Distribution Program ($6,800):
      $100,000 increased by 7.2% = $107,200; $107,200 - $6,800 = $100,400.


  (Why does the contract Owner receive $6,800 under the Automated Required
      Minimum Distribution Program in this example? From September through December 2014, the Owner receives $500 per month ($500 equals the $6,000 required minimum distribution amount for 2014 divided by 12). From January through August 2015, the Owner receives $600 per month ($600 equals the $7,200 required minimum distribution amount for 2015 divided by 12). The Owner receives $2,000 in 2014 and $4,800 in 2015, for a total of $6,800.)


  Withdrawals Outside the Automated Required Minimum Distribution Program
  -----------------------------------------------------------------------


  If the contract Owner withdraws the $6,000 required minimum distribution amount for 2014 in December 2014 and makes no other withdrawals from September 2014 through August 2015, the Annual Increase Amount on September 1, 2015 will be $101,200. This is calculated by increasing the Annual Increase Amount from September 1, 2014 ($100,000) by the annual increase rate (7.2%) and subtracting the total amount withdrawn ($6,000):
      $100,000 increased by 7.2% = $107,200; $107,200 - $6,000 = $101,200.


  If the contract Owner withdraws the $7,200 required minimum distribution amount for 2015 in January 2015 and makes no other withdrawals from September 2014 through August 2015, the Annual Increase Amount on September 1, 2015 will be $100,000. This is calculated by increasing the Annual Increase Amount from September 1, 2014 ($100,000) by the annual increase rate (7.2%) and subtracting the total amount withdrawn ($7,200):
      $100,000 increased by 7.2% = $107,200; $107,200 - $7,200 = $100,000.


  Withdrawals in Excess of the Required Minimum Distribution Amounts
  ------------------------------------------------------------------


  Assume the contract Owner withdraws $7,250 on September 1, 2014 and makes no other withdrawals before the second contract anniversary. Because the $7,250 withdrawal exceeds the required minimum distribution amounts for 2014 and 2015, the annual increase rate will be 5% and the Annual Increase Amount on the second contract anniversary (September 1, 2015) will be $97,387.50. On September 1, 2014, the Annual Increase Amount is reduced by the value of the Annual Increase Amount immediately prior to the withdrawal ($100,000) multiplied by the percentage reduction in the Account Value attributed to the withdrawal (7.25%). Therefore, the new Annual Increase Amount is $92,750 ($100,000 x 7.25% = $7,250; $100,000 -
      $7,250 = $92,750). Assuming no other Purchase Payments or withdrawals are made before the second contract anniversary, the Annual Increase Amount on the second contract anniversary (September 1, 2015) will be $97,387.50 ($92,750 increased by 5% per year compounded annually).


  No Withdrawals
  --------------


  If the contract Owner fulfills the minimum distribution requirements by making withdrawals from other IRA accounts and does not make any withdrawals from this contract, the Annual Increase Amount on September 1, 2015 will be $107,200. This is calculated by increasing the Annual Increase Amount from September 1, 2014 ($100,000) by the annual increase rate (7.2%) and subtracting the total amount withdrawn from the contract ($0). Under the GMIB Plus III, the Annual Increase Amount is limited to a maximum of 350% of your Purchase Payments or, if greater, 350% of the Annual Increase Amount as increased by the most recent Optional Step-Up. (Under the GMIB Max I, the Annual Increase Amount is limited to a maximum of 275% of your purchase payments or, if greater, 275% of the Annual Increase Amount as increased by the most recent Optional Step-Up.)

APPENDIX E

GUARANTEED WITHDRAWAL BENEFIT EXAMPLES

The purpose of these examples is to illustrate the operation of the Guaranteed Withdrawal Benefit. (Examples A and B are for the Lifetime Withdrawal Guarantee II rider. Examples C and D are for a previous version of the Lifetime Withdrawal Guarantee II rider. Examples E through L are for the Enhanced GWB rider.) The investment results shown are hypothetical and are not representative of past or future performance. Actual investment results may be more or less than those shown and will depend upon a number of factors, including investment allocations and the investment experience of the Investment Portfolios chosen. THE EXAMPLES DO NOT REFLECT THE DEDUCTION OF FEES AND CHARGES, WITHDRAWAL CHARGES OR INCOME TAXES AND TAX PENALTIES. The Guaranteed Withdrawal Benefit does not establish or guarantee an Account Value or minimum return for any Investment Portfolio. The Total Guaranteed Withdrawal Amount and the Remaining Guaranteed Withdrawal Amount (under the Lifetime Withdrawal Guarantee II rider) and the Guaranteed Withdrawal Amount and the Benefit Base (under the Enhanced GWB rider) cannot be taken as a lump sum.


A.   Lifetime Withdrawal Guarantee II


     1.   When Withdrawals Do Not Exceed the Annual Benefit Payment


Assume that a contract with the Single Life version of LWG II had an initial Purchase Payment of $100,000. The initial Account Value would be $100,000, the Total Guaranteed Withdrawal Amount would be $100,000, the initial Remaining Guaranteed Withdrawal Amount would be $100,000 and the initial Annual Benefit Payment would be $5,000 ($100,000 x 5%).


Assume that $5,000 is withdrawn each year, beginning before the contract Owner attains age 59 1/2. The Remaining Guaranteed Withdrawal Amount is reduced by $5,000 each year as withdrawals are taken (the Total Guaranteed Withdrawal Amount is not reduced by these withdrawals). The Annual Benefit Payment of $5,000 is guaranteed to be received until the Remaining Guaranteed Withdrawal Amount is depleted, even if the Account Value is reduced to zero.


If the first withdrawal is taken after age 59 1/2, then the Annual Benefit Payment of $5,000 is guaranteed to be received for the Owner's lifetime, even if the Remaining Guaranteed Withdrawal Amount and the Account Value are reduced to zero. (Under the Single Life version of the LWG II rider, if the contract Owner makes the first withdrawal during a Contract Year in which the Owner attains or will attain age 76 or older, the Withdrawal Rate is 6% instead of 5% and the Annual Benefit Payment is $6,000.)


(The Withdrawal Rates for the Joint Life version of the LWG II rider and for contracts with the LWG II rider issued before December 14, 2009 are different. See "Living Benefits - Description of the Lifetime Withdrawal Guarantee II - Annual Benefit Payment.")


[GRAPHIC APPEARS HERE]







                                     Remaining
Annual                               Guaranteed   Guaranteed
Benefit   Cumulative    Account      Withdrawal   Withdrawal
Payment   Withdrawals   Value        Amount       Amount
$5,000    $5,000        $100,000     $100,000     $100,000
  5,000        10,000      90,250        95,000      100,000
  5,000        15,000    80,987.5        90,000      100,000
  5,000        20,000   72,188.13        85,000      100,000
  5,000        25,000   63,828.72        80,000      100,000
  5,000        30,000   55,887.28        75,000      100,000
  5,000        35,000   48,342.92        70,000      100,000
  5,000        40,000   41,175.77        65,000      100,000
  5,000        45,000   34,366.98        60,000      100,000
  5,000        50,000   27,898.63        55,000      100,000
  5,000        55,000    21,753.7        50,000      100,000
  5,000        60,000   15,916.02        45,000      100,000
  5,000        65,000   10,370.22        40,000      100,000
  5,000        70,000   5,101.706        35,000      100,000
  5,000        75,000    96.62093        30,000      100,000
  5,000        80,000           0             0      100,000
  5,000        85,000           0             0      100,000
  5,000        90,000           0             0      100,000
  5,000        95,000           0             0      100,000
  5,000       100,000           0             0      100,000

  2.   When Withdrawals Do Exceed the Annual Benefit Payment


Assume that a contract with the Single Life version of the LWG II rider had an initial Purchase Payment of $100,000. The initial Account Value would be $100,000, the Total Guaranteed Withdrawal Amount would be $100,000, the initial Remaining Guaranteed Withdrawal Amount would be $100,000 and the initial Annual Benefit Payment would be $5,000 ($100,000 x 5%). (If the contract Owner makes the first withdrawal during a Contract Year in which he or she attains or will attain age 76 or older, the Withdrawal Rate is 6% instead of 5% and the initial Annual Benefit Payment would be $6,000. For the purposes of this example, assume the contract Owner makes the first withdrawal before the Contract Year in which he or she will attain age 76 and the Withdrawal Rate is therefore 5%.)



Assume that the Remaining Guaranteed Withdrawal Amount is reduced to $95,000 due to a withdrawal of $5,000 in the first year. Assume the Account Value was further reduced to $80,000 at year two due to poor market performance. If you withdrew $10,000 at this time, your Account Value would be reduced to $80,000 - $10,000 = $70,000. Since the withdrawal of $10,000 exceeded the Annual Benefit Payment of $5,000, there would be a proportional reduction to the Remaining Guaranteed Withdrawal Amount and the Total Guaranteed Withdrawal Amount. The proportional reduction is equal to the entire withdrawal ($10,000) divided by the Account Value before the withdrawal ($80,000), or 12.5%. The Remaining Guaranteed Withdrawal Amount after the withdrawal would be $83,125 ($95,000 reduced by 12.5%). This new Remaining Guaranteed Withdrawal Amount of $83,125 would now be the amount guaranteed to be available to be withdrawn over time. The Total Guaranteed Withdrawal Amount would be reduced to $87,500 ($100,000 reduced by 12.5%). The Annual Benefit Payment would be set equal to 5% x $87,500 = $4,375.


(Assume instead that you withdrew $10,000 during year two in two separate withdrawals of $4,000 and $6,000. Since the first withdrawal of $4,000 did not exceed the Annual Benefit Payment of $5,000, there would be no proportional reduction to the Remaining Guaranteed Withdrawal Amount and the Total Guaranteed Withdrawal Amount at the time of that withdrawal. The second withdrawal ($6,000), however, results in cumulative withdrawals of $10,000 during year two and causes a proportional reduction to the Remaining Guaranteed Withdrawal Amount and the Total Guaranteed Withdrawal Amount. The proportional reduction would be equal to the entire amount of the second withdrawal ($6,000) divided by the Account Value before that withdrawal.)


B.   Lifetime Withdrawal Guarantee II - Automatic Annual Step-Ups (No
Withdrawals)


Assume that a contract Owner, age 67 at issue, elected the Single Life version of the Lifetime Withdrawal Guarantee II rider and made an initial Purchase Payment of $100,000. Assume that no withdrawals are taken.


At the first contract anniversary, assume the Account Value has increased to $110,000 due to good market performance. The Automatic Annual Step-Up will increase the Total Guaranteed Withdrawal Amount from $100,000 to $110,000 and reset the Annual Benefit Payment to $5,500 ($110,000 x 5%).


At the second contract anniversary, assume the Account Value has increased to $120,000 due to good market performance. The Automatic Annual Step-Up will increase the Total Guaranteed Withdrawal Amount from $110,000 to $120,000 and reset the Annual Benefit Payment to $6,000 ($120,000 x 5%).


Assume that on the third through the eighth contract anniversaries the Account Value does not exceed the Total Guaranteed Withdrawal Amount due to poor market performance. No Automatic Annual Step-Up will take place on the third through the eighth contract anniversaries and the Annual Benefit Payment will remain $6,000 ($120,000 x 5%). Assume the Account Value at the ninth contract anniversary has increased to $150,000 due to good market performance. The Automatic Annual Step-Up will increase the Total Guaranteed Withdrawal Amount from $120,000 to $150,000. Because the contract Owner is now age 76 and has not taken any withdrawals before the Contract Year in which the Owner reached age 76, the Withdrawal Rate will also reset from 5% to 6%. The Annual Benefit Payment will be reset to $9,000 ($150,000 x 6%).


C. For Contracts Issued Before December 14, 2009 - Lifetime Withdrawal Guarantee II - Compounding Income Amount


Assume that a contract with the Lifetime Withdrawal Guarantee II rider had an initial Purchase Payment of $100,000. The initial Remaining Guaranteed Withdrawal Amount would be $100,000, the Total Guaranteed Withdrawal Amount would be $100,000, and the Annual Benefit Payment would be $5,000 ($100,000 x 5%). (If the contract Owner makes the first withdrawal on or after the contract anniversary following the date he or she reaches age 76, the Withdrawal Rate is 6% instead of 5% and the Annual Benefit Payment would be $6,000. For the purposes of this example, assume the contract Owner makes the first withdrawal before the contract anniversary following the date he or she reaches age 76 and the Withdrawal Rate is therefore 5%.)


The Total Guaranteed Withdrawal Amount will increase by 6% of the previous year's Total Guaranteed Withdrawal Amount on each contract anniversary until the earlier of the first withdrawal or the 5th contract anniversary. The Annual Benefit Payment will be recalculated as 5% of the new Total Guaranteed Withdrawal Amount.


If the first withdrawal is taken in the first Contract Year, then there would be no increase: the Total Guaranteed Withdrawal Amount would remain at $100,000 and the Annual Benefit Payment will remain at $5,000 ($100,000 x 5%).


If the first withdrawal is taken in the second Contract Year, then the Total Guaranteed Withdrawal Amount would increase to $106,000 ($100,000 x 106%), and the Annual Benefit Payment would increase to $5,300 ($106,000 x 5%).


If the first withdrawal is taken in the third Contract Year, then the Total Guaranteed Withdrawal Amount would increase to $112,360 ($106,000 x 106%), and the Annual Benefit Payment would increase to $5,618 ($112,360 x 5%).


If the first withdrawal is taken after the fifth Contract Year, then the Total Guaranteed Withdrawal Amount would increase to $133,822 (the initial $100,000, increased by 6% per year, compounded annually for 5 years), and the Annual Benefit Payment would increase to $6,691 ($133,822 x 5%).


[GRAPHIC APPEARS HERE]







Year         Annual
of Second    Benefit
Withdrawal   Payment
         1   $5,000
         2     5,363
         3     5,751
         4     6,168
         5     6,615
         6     7,095
         7     7,609
         8     8,161
         9     8,753
        10     9,387
        11    10,068



D. For Contracts Issued Before December 14, 2009 - Lifetime Withdrawal Guarantee - Automatic Annual Step-Ups and 6% Compounding Income Amount (No Withdrawals)


Assume that a contract Owner, age 63 at issue, elected the Single Life version of the LWG II rider on a contract issued before December 14, 2009 and made an initial Purchase Payment of $100,000. Assume that no withdrawals are taken.


At the first contract anniversary, assuming that no withdrawals are taken, the Total Guaranteed Withdrawal Amount is increased to $106,000 ($100,000 increased by 6%, compounded annually). Assume the Account Value has increased to

$110,000 at the first contract anniversary due to good market performance. The Automatic Annual Step-Up will increase the Total Guaranteed Withdrawal Amount from $106,000 to $110,000 and reset the Annual Benefit Payment to $5,500 ($110,000 x 5%).


At the second contract anniversary, assuming that no withdrawals are taken, the Total Guaranteed Withdrawal Amount is increased to $116,600 ($110,000 increased by 6%, compounded annually). Assume the Account Value has increased to $120,000 at the second contract anniversary due to good market performance. The Automatic Annual Step-Up will increase the Total Guaranteed Withdrawal Amount from $116,600 to $120,000 and reset the Annual Benefit Payment to $6,000 ($120,000 x 5%).


Assuming that no withdrawals are taken, each year the Total Guaranteed Withdrawal Amount would increase by 6%, compounded annually, from the second contract anniversary through the fourth contract anniversary, and at that point would be equal to $134,832. Assume that during these Contract Years the Account Value does not exceed the Total Guaranteed Withdrawal Amount due to poor market performance. Assume the Account Value at the fourth contract anniversary has increased to $150,000 due to good market performance. The Automatic Annual Step-Up will increase the Total Guaranteed Withdrawal Amount from $134,832 to $150,000 and reset the Annual Benefit Payment to $7,500 ($150,000 x 5%).


At the 5th contract anniversary, assuming that no withdrawals are taken, the Total Guaranteed Withdrawal Amount is increased to $159,000 ($150,000 increased by 6%, compounded annually). Assume the Account Value is less than $159,000. There is no Automatic Annual Step-Up since the Account Value is below the Total Guaranteed Withdrawal Amount; however, due to the 6% increase in the Total Guaranteed Withdrawal Amount, the Annual Benefit Payment is increased to $7,950 ($159,000 x 5%).


[GRAPHIC APPEARS HERE]





E.   Enhanced GWB - How Withdrawals Affect the Benefit Base


  1. An initial Purchase Payment is made of $100,000. The initial Benefit Base would be $105,000 ($100,000 + 5% GWB Bonus Amount). Assume that the Account Value grew to $110,000 because of market performance. If a subsequent withdrawal of $10,000 were made, the Benefit Base would be reduced to $105,000 - $10,000 = $95,000. Assume the withdrawal of $10,000 exceeded the Annual Benefit Payment. Since the Account Value of $100,000 exceeds the Benefit Base of $95,000, no further reduction to the Benefit Base is made.


  2. An initial Purchase Payment is made of $100,000. The initial Benefit Base would be $105,000. Assume that the Account Value shrank to $90,000 because of market performance. If a subsequent withdrawal of $10,000 were made, the Benefit Base would be reduced to $95,000 and the Account Value would be reduced to $80,000. Assume the withdrawal of $10,000 exceeded the Annual Benefit Payment. Since the Account Value of $80,000 is less than the Benefit Base of $95,000, a further reduction of the $15,000 difference is made, bringing the Benefit Base to $80,000.


F. Enhanced GWB - How Withdrawals and Subsequent Purchase Payments Affect the Annual Benefit Payment


An initial Purchase Payment is made of $100,000. The initial Benefit Base would be $105,000 and the initial Annual Benefit Payment would be $7,350 ($105,000 x 7%). If $7,000 withdrawals were then made for each of the next five years, the Benefit Base would be decreased to $70,000. If a subsequent Purchase Payment of $10,000 were made the next day, the Benefit Base would be increased to $70,000 + $10,000 + (5% x $10,000) = $80,500. The Annual Benefit Payment would be reset to the greater of a) $7,350 (the Annual Benefit Payment before the second Purchase Payment) and b) $5,635 (7% multiplied by the Benefit Base after the second Purchase Payment). In this case, the Annual Benefit Payment would remain at $7,350.


G.   Enhanced GWB - How Withdrawals Affect the Annual Benefit Payment


  1. An initial Purchase Payment is made of $100,000. The initial Benefit Base would be $105,000 and the initial Annual Benefit Payment would be $7,350. If a withdrawal of $9,000 was made the next day, and negative market performance reduced the Account Value by an additional $1,000, the Account Value would be reduced to $100,000 - $9,000 - $1,000 = $90,000.
     Since the withdrawal of $9,000 exceeded the Annual Benefit Payment of $7,350, the Annual Benefit Payment would be reset to the lower of a) $7,350 (the Annual Benefit Payment before the withdrawal) and b) $6,300 (7% multiplied by the Account Value after the withdrawal). In this case the Annual Benefit Payment would be reset to $6,300.


  2. An initial Purchase Payment is made of $100,000. The initial Benefit Base would be $105,000 and the initial Annual Benefit Payment would be $7,350. If a withdrawal of $10,000 was made two years later after the Account Value had increased to $150,000, the Account Value would be reduced to $140,000. Since the withdrawal of $10,000 exceeded the Annual Benefit Payment of $7,350, the Annual Benefit Payment would be reset to the lower of a) $7,350 (the Annual Benefit Payment before the withdrawal) and b) $9,800 (7% multiplied by the Account Value after the withdrawal). In this case the Annual Benefit Payment would remain at $7,350.


H. Enhanced GWB - How Withdrawals and Subsequent Purchase Payments Affect the Guaranteed Withdrawal Amount


An initial Purchase Payment is made of $100,000 and the initial Guaranteed Withdrawal Amount and initial Benefit Base would both be $105,000. Assume that over the next five years, withdrawals reduced the Benefit Base to $70,000. If a subsequent Purchase Payment of $10,000 was made, the Benefit Base would be increased to $70,000 + $10,000 + (5% x $10,000) = $80,500. The Guaranteed
Withdrawal Amount would be reset to the greater of a) $105,000 (the Guaranteed Withdrawal Amount before the second Purchase Payment) and b) $80,500 (the Benefit Base after the second Purchase Payment). In this case, the Guaranteed Withdrawal Amount would remain at $105,000.


I.   Enhanced GWB - Putting It All Together


     1.   When Withdrawals Do Not Exceed the Annual Benefit Payment


An initial Purchase Payment is made of $100,000. The initial Benefit Base would be $105,000, the Guaranteed Withdrawal Amount would be $105,000, and the Annual Benefit Payment would be $7,350. Assume that the Benefit Base was reduced to $82,950 due to 3 years of withdrawing $7,350 each year and assume that the Account Value was further reduced to $50,000 at year four due to poor market performance. If you withdrew $7,350 at this time, your Account Value would be reduced to $50,000 - $7,350 = $42,650. Your Benefit Base would be reduced to $82,950 - $7,350 = $75,600. Since the withdrawal of $7,350 did not exceed the Annual Benefit Payment, there would be no additional reduction to the Benefit Base. The Guaranteed Withdrawal Amount would remain at $105,000 and the Annual Benefit Payment would remain at $7,350.

[GRAPHIC APPEARS HERE]







     Annual
     Benefit   Cumulative   Account     Benefit
     Payment   Withdrawal   Value       Base
 0        $0           $0    $100,000    $105,000
 1     7,350        7,350      85,000      97,650
 2     7,350        7,350      68,000      90,300
 3     7,350        7,350      50,000      82,950
 4     7,350        7,350      42,650      75,600
 5     7,350        7,350      35,300      68,250
 6     7,350        7,350      27,950      60,900
 7     7,350        7,350      20,600      53,550
 8     7,350        7,350      13,250      46,200
 9     7,350        7,350       5,900      38,850
10     7,350        7,350           0      31,500
11     7,350        7,350           0      24,150
12     7,350        7,350           0      16,800
13     7,350        7,350           0       9,450
14     7,350        7,350           0       2,100
15     2,100        2,100           0           0
16
17
18



  2.   When Withdrawals Do Exceed the Annual Benefit Payment


An initial Purchase Payment is made of $100,000. The initial Benefit Base would be $105,000, the Guaranteed Withdrawal Amount would be $105,000, and the Annual Benefit Payment would be $7,350. Assume that the Benefit Base was reduced to $82,950 due to 3 years of withdrawing $7,350 each year. Assume the Account Value was further reduced to $50,000 at year four due to poor market performance. If you withdrew $10,000 at this time, your Account Value would be reduced to $50,000 - $10,000 = $40,000. Your Benefit Base would be reduced to $82,950 - $10,000 = $72,950. Since the withdrawal of $10,000 exceeded the Annual Benefit Payment of $7,350 and the resulting Benefit Base would be greater than the resulting Account Value, there would be an additional reduction to the Benefit Base. The Benefit Base after the withdrawal would be set equal to the Account Value after the withdrawal = $40,000. The Annual Benefit Payment would be set equal to the lesser of $7,350 and 7% x $40,000 = $2,800. The Guaranteed Withdrawal Amount would remain at $105,000, but this amount now no longer would be guaranteed to be received over time. The new Benefit Base of $40,000 would be now the amount guaranteed to be available to be withdrawn over time.


[GRAPHIC APPEARS HERE]







     Annual
     Benefit   Cumulative    Account     Benefit
     Payment   Withdrawals   Value       Base
 0        $0            $0    $100,000    $105,000
 1     7,350         7,350      85,000      97,650
 2     7,350         7,350      68,000      90,300
 3     7,350         7,350      50,000      82,950
 4     7,350        10,000      40,000      40,000
 5     2,800         2,800      37,200      37,200
 6     2,800         2,800      34,400      34,400
 7     2,800         2,800      31,600      31,600
 8     2,800         2,800      28,800      28,800
 9     2,800         2,800      26,000      26,000
10     2,800         2,800      23,200      23,200
11     2,800         2,800      20,400      20,400
12     2,800         2,800      17,600      17,600
13     2,800         2,800      14,800      14,800
14     2,800         2,800      12,000      12,000
15     2,800         2,800       9,200       9,200
16     2,800         2,800       6,400       6,400
17     2,800         2,800       3,600       3,600
18     2,800         2,800         800         800

J.   Enhanced GWB - How the Optional Reset Works (may be elected prior to age
86)


Assume that a contract had an initial Purchase Payment of $100,000 and the fee is 0.55%. The initial Account Value would be $100,000, the initial Benefit Base would be $105,000, the Guaranteed Withdrawal Amount would be $105,000 and the Annual Benefit Payment would be $7,350 (assuming you began withdrawing in your first year).


The Account Value on the third contract anniversary grew due to market performance to $148,350. Assume the fee remains at 0.55%. If an Optional Reset is elected or Automatic Annual Resets are in effect, the charge would remain at 0.55%, the Guaranteed Withdrawal Amount and the Benefit Base would both be reset to $148,350, and the Annual Benefit Payment would become 7% x $148,350 = $10,385.


The Account Value on the sixth contract anniversary grew due to market performance to $179,859. Assume the fee has been increased to 0.60%. If an Optional Reset is elected or Automatic Annual Resets are in effect, the charge would increase to 0.60%, the Guaranteed Withdrawal Amount and the Benefit Base would both be reset to $179,859, and the Annual Benefit Payment would become 7% x $179,859 = $12,590.


The Account Value on the ninth contract anniversary grew due to market performance to $282,582. Assume the fee is still 0.60%. If an Optional Reset is elected or Automatic Annual Resets are in effect, the charge would remain at 0.60%, the Guaranteed Withdrawal Amount and the Benefit Base would both be reset to $282,582, and the Annual Benefit Payment would become 7% x $282,582 = $19,781.


The period of time over which the Annual Benefit Payment may be taken would be lengthened.


[GRAPHIC APPEARS HERE]







     Annual
     Benefit   Cumulative   Account
     Payment   Withdrawal   Value
 1      7350         7350    105000
 2      7350        14700    125000
 3      7350        22050    130000
 4     10385        32435    148350
 5     10385        42819    185000
 6     10385        53204    195000
 7     12590        65794    179859
 8     12590        78384    210000
 9     12590        90974    223000
10     19781       110755    282582
11     19781       130535    270000
12     19781       150316    278000
13         0            0    315000

K. Enhanced GWB - How a One-Time Optional Reset May Increase the Benefit Base While Decreasing the Guaranteed Withdrawal Amount and Annual Benefit Payment


Assume that a contract had an initial Purchase Payment of $100,000. The initial Account Value would be $100,000, the initial Benefit Base would be $105,000, the Guaranteed Withdrawal Amount would be $105,000 and the Annual Benefit Payment would be $7,350.


Assume that the Benefit Base is reduced to $70,000 due to 5 years of withdrawing $7,000 each year, but also assume that, due to positive market performance, the Account Value at the end of 5 years is $80,000. If a one-time Optional Reset is elected, the Benefit Base would be reset from $70,000 to $80,000, the Guaranteed Withdrawal Amount would be reduced from $105,000 to $80,000, and the Annual Benefit Payment would be reduced from $7,350 to $5,600 ($80,000 x 7%). (If you elect Automatic Annual Resets, a reset will not occur if the Account Value is lower than the Guaranteed Withdrawal Amount.)


Under these circumstances, the one-time Optional Reset increases the Benefit Base (the remaining amount of money you are guaranteed to receive) by $10,000, but also reduces the Annual Benefit Payment, thereby lengthening the period of time over which you will receive the money. This Optional Reset also reduces the Guaranteed Withdrawal Amount, against which the GWB rider charge is calculated. If the GWB rider charge fee rate does not increase in connection with the Optional Reset, the reduced Guaranteed Withdrawal Amount will result in a reduction in the amount of the annual GWB rider charge.


L. Enhanced GWB - Annual Benefit Payment Continuing When Account Value Reaches Zero


Assume that a contract had an initial Purchase Payment of $100,000. The initial Account Value would be $100,000, the initial Benefit Base would be $105,000 and the initial Annual Benefit Payment would be $7,350 ($105,000 x 7%).


Assume that the Benefit Base was reduced to $31,500 due to 10 years of withdrawing $7,350 each year and assume that the Account Value was further reduced to $0 at year 11 due to poor market performance. We would commence making payments to you (equal, on an annual basis, to the Annual Benefit Payment) until the Benefit Base is exhausted.


In this situation (assuming monthly payments), there would be 51 payments of $612.50 and a final payment of $262.50, which, in sum, would deplete the $31,500 Benefit Base. The total amount withdrawn over the life of the contract would then be $105,000.


[GRAPHIC APPEARS HERE]







Annual
Benefit   Cumulative    Account     Benefit
Payment   Withdrawals   Value       Base
$7350          $7,350    $100,000    $105,000
   7350        14,700      73,000      97,650
   7350        22,050      52,750      90,300
   7350        29,400    37,562.5      82,950
   7350        36,750   26,171.88      75,600
   7350        44,100   17,628.91      68,250
   7350        51,450   11,221.68      60,900
   7350        58,800    6,416.26      53,550
   7350        66,150   2,812.195      46,200
   7350        73,500    109.1461      38,850
   7350        80,850           0      31,500
   7350        88,200           0      24,150
   7350        95,550           0      16,800
   7350       102,900           0       9,450
  2,100       105,000           0       2,100
      0                                     0

APPENDIX F


DEATH BENEFIT EXAMPLES


The purpose of these examples is to illustrate the operation of the Principal Protection death benefit and the Annual Step-Up death benefit. The investment results shown in the examples below are hypothetical and are not representative of past or future performance. Actual investment results may be more or less than those shown and will depend upon a number of factors, including the investment allocation made by a contract Owner and the investment experience of the Investment Portfolios chosen. THE EXAMPLES DO NOT REFLECT THE DEDUCTION OF FEES AND EXPENSES, WITHDRAWAL CHARGES OR INCOME TAXES AND TAX PENALTIES.



PRINCIPAL PROTECTION DEATH BENEFIT

The purpose of this example is to show how partial withdrawals reduce the Principal Protection death benefit proportionately by the percentage reduction in Account Value attributable to each partial withdrawal.





                                                         DATE                          AMOUNT
                                            ------------------------------   -------------------------
   A    Initial Purchase Payment                      10/1/2014              $100,000
   B    Account Value                                 10/1/2015              $104,000
                                            (First Contract Anniversary)
   C    Death Benefit                              As of 10/1/2015           $104,000
                                                                             (= greater of A and B)
   D    Account Value                                 10/1/2016              $ 90,000
                                            (Second Contract Anniversary)
   E    Death Benefit                                 10/1/2016              $100,000
                                                                             (= greater of A and D)
   F    Withdrawal                                    10/2/2016              $  9,000
   G    Percentage Reduction in Account               10/2/2016                        10%
        Value                                                                (= F/D)
   H    Account Value after Withdrawal                10/2/2016              $ 81,000
                                                                             (= D-F)
   I    Purchase Payments Reduced for              As of 10/2/2016           $ 90,000
        Withdrawal                                                           (= A-(A x G))
   J    Death Benefit                                 10/2/2016              $ 90,000
                                                                             (= greater of H and I)


Notes to Example
----------------


Purchaser is age 60 at issue.



The Account Values on 10/1/2016 and 10/2/2016 are assumed to be equal prior to the withdrawal.

ANNUAL STEP-UP DEATH BENEFIT

The purpose of this example is to show how partial withdrawals reduce the Annual Step-Up death benefit proportionately by the percentage reduction in Account Value attributable to each partial withdrawal.





                                                              DATE                          AMOUNT
                                                 ------------------------------   -------------------------
   A    Initial Purchase Payment                           10/1/2014              $100,000
   B    Account Value                                      10/1/2015              $104,000
                                                 (First Contract Anniversary)
   C    Death Benefit (Highest Anniversary              As of 10/1/2015           $104,000
        Value)                                                                    (= greater of A and B)
   D    Account Value                                      10/1/2016              $ 90,000
                                                 (Second Contract Anniversary)

   E    Death Benefit (Highest Contract Year               10/1/2016              $104,000
        Anniversary)                                                              (= greater of B and D)
   F    Withdrawal                                         10/2/2016              $  9,000
   G    Percentage Reduction in Account                    10/2/2016                        10%
        Value                                                                     (= F/D)
   H    Account Value after Withdrawal                     10/2/2016              $ 81,000
                                                                                  (= D-F)
   I    Highest Anniversary Value Reduced               As of 10/2/2016           $ 93,600
        for Withdrawal                                                            (= E-(E x G))
   J    Death Benefit                                      10/2/2016              $ 93,600
                                                                                  (= greater of H and I)


Notes to Example
----------------


Purchaser is age 60 at issue.



The Account Values on 10/1/2016 and 10/2/2016 are assumed to be equal prior to the withdrawal.

                                                  THE VARIABLE ANNUITY CONTRACT

                                                                       ISSUED BY


                                      FIRST METLIFE INVESTORS INSURANCE COMPANY



                                                                             AND



                           FIRST METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE



                                                                        CLASS AA




                                                                  APRIL 28, 2014




        This prospectus describes the flexible premium deferred variable annuity contract offered by First MetLife Investors Insurance Company (First MetLife Investors or we or us). The contract is offered for individuals and some tax qualified and non-tax qualified retirement plans. Currently the contract is not available for new sales.




                                The annuity contract has 56 investment choices - a Fixed Account that offers an interest rate guaranteed by us, and 55
       Investment Portfolios listed below. Effective for contracts issued on and after May 1, 2003, the Fixed Account is not available as an investment choice.







AIM VARIABLE INSURANCE FUNDS (INVESCO VARIABLE INSURANCE FUNDS) (SERIES II):

     Invesco V.I. International Growth Fund



FIDELITY (Reg. TM) VARIABLE INSURANCE PRODUCTS (SERVICE CLASS 2):

     Equity-Income Portfolio



FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST (CLASS 2):


     Templeton Foreign VIP Fund

         (formerly Templeton Foreign Securities Fund)



MET INVESTORS SERIES TRUST (CLASS B):

     AllianceBernstein Global Dynamic Allocation Portfolio


     Allianz Global Investors Dynamic Multi-Asset Plus Portfolio


     AQR Global Risk Balanced Portfolio

     BlackRock Global Tactical Strategies Portfolio

     Clarion Global Real Estate Portfolio


     ClearBridge Aggressive Growth Portfolio


     Invesco Balanced-Risk Allocation Portfolio


     Invesco Comstock Portfolio

     Invesco Mid Cap Value Portfolio

         (formerly Lord Abbett Mid Cap Value Portfolio)


     Invesco Small Cap Growth Portfolio

     JPMorgan Global Active Allocation Portfolio


     Lord Abbett Bond Debenture Portfolio


     Met/Franklin Low Duration Total Return Portfolio

     MetLife Balanced Plus Portfolio

     MetLife Multi-Index Targeted Risk Portfolio

     MFS (Reg. TM) Emerging Markets Equity Portfolio

     MFS (Reg. TM) Research International Portfolio

     Morgan Stanley Mid Cap Growth Portfolio


     PanAgora Global Diversified Risk Portfolio


     PIMCO Total Return Portfolio

     Pioneer Fund Portfolio

     Pyramis (Reg. TM) Government Income Portfolio

     Pyramis (Reg. TM) Managed Risk Portfolio

     Schroders Global Multi-Asset Portfolio

     T. Rowe Price Large Cap Value Portfolio

     T. Rowe Price Mid Cap Growth Portfolio

     Third Avenue Small Cap Value Portfolio



METROPOLITAN SERIES FUND:

     Baillie Gifford International Stock Portfolio (Class B)

     BlackRock Bond Income Portfolio (Class B)


     BlackRock Capital Appreciation Portfolio (Class A)


     BlackRock Money Market Portfolio (Class B)


     Jennison Growth Portfolio (Class B)


     Loomis Sayles Small Cap Growth Portfolio (Class B)

     MetLife Stock Index Portfolio (Class B)

     Neuberger Berman Genesis Portfolio (Class B)

     T. Rowe Price Large Cap Growth Portfolio (Class B)

     T. Rowe Price Small Cap Growth Portfolio (Class B)

     Western Asset Management Strategic Bond Opportunities Portfolio (Class B)


     WMC Core Equity Opportunities Portfolio (Class E)

         (formerly Davis Venture Value Portfolio)

PIMCO VARIABLE INSURANCE TRUST (ADMINISTRATIVE CLASS):

     PIMCO High Yield Portfolio

     PIMCO Low Duration Portfolio



PUTNAM VARIABLE TRUST (CLASS IB):

     Putnam VT Multi-Cap Growth Fund




MET INVESTORS SERIES TRUST - ASSET ALLOCATION PORTFOLIOS:


     American Funds (Reg. TM) Moderate Allocation Portfolio (Class C)

     American Funds (Reg. TM) Balanced Allocation Portfolio (Class C)

     American Funds (Reg. TM) Growth Allocation Portfolio (Class C)


     MetLife Asset Allocation 100 Portfolio

         (formerly MetLife Aggressive Strategy Portfolio)

     SSgA Growth and Income ETF Portfolio

     SSgA Growth ETF Portfolio



METROPOLITAN SERIES FUND -  ASSET ALLOCATION PORTFOLIOS (CLASS B):

     MetLife Asset Allocation 20 Portfolio

     MetLife Asset Allocation 40 Portfolio

     MetLife Asset Allocation 60 Portfolio

     MetLife Asset Allocation 80 Portfolio



Please read this prospectus before investing and keep it on file for future reference. It contains important information about the First MetLife Investors Variable Annuity Contract.



To learn more about the First MetLife Investors Variable Annuity Contract, you can obtain a copy of the Statement of Additional Information (SAI) dated April 28, 2014. The SAI has been filed with the Securities and Exchange Commission
(SEC) and is legally a part of the prospectus. The SEC maintains a Web site (http://www.sec.gov) that contains the SAI, material incorporated by reference, and other information regarding companies that file electronically with the SEC. The Table of Contents of the SAI is on Page 84 of this prospectus. For a free copy of the SAI, call us at (888) 562-2027, visit our website at WWW.METLIFEINVESTORS.COM, or write to us at: 11225 North Community House Road, Charlotte, NC 28277.


The contracts:


o  are not bank deposits

o  are not FDIC insured

o  are not insured by any federal government agency

o  are not guaranteed by any bank or credit union

o  may be subject to loss of principal


THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED THESE SECURITIES OR DETERMINED IF THIS PROSPECTUS IS ACCURATE OR COMPLETE. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.



April 28, 2014

TABLE OF CONTENTS                       PAGE


INDEX OF SPECIAL TERMS..................  4
HIGHLIGHTS..............................  6
FEE TABLES AND EXAMPLES.................  8
1. THE ANNUITY CONTRACT................. 16
     Frequent or Large Transfers........ 16
2. PURCHASE............................. 17
     Purchase Payments.................. 17
     Termination for Low Account Value   17
  .
     Allocation of Purchase Payments.... 18
     Investment Allocation Restrictions
for Certain
       Riders........................... 19
     Free Look.......................... 21
     Accumulation Units................. 21
     Account Value...................... 22
     Replacement of Contracts........... 22
3. INVESTMENT OPTIONS................... 22
     Investment Portfolios That Are      25
  Funds-of-Funds  .
     Transfers.......................... 25
     Dollar Cost Averaging Programs..... 29
     Three Month Market Entry Program... 30
     Automatic Rebalancing Program...... 30
     Voting Rights...................... 31
     Substitution of Investment Options  31
  .
4. EXPENSES............................. 31
     Product Charges.................... 31
     Account Fee........................ 32
     Guaranteed Minimum Income
       Benefit - Rider Charge........... 32
     Lifetime Withdrawal Guarantee and
Guaranteed
       Withdrawal Benefit - Rider        33
  Charge  .
     Guaranteed Minimum Accumulation
       Benefit - Rider Charge........... 35
     Withdrawal Charge.................. 35
     Reduction or Elimination of the
Withdrawal
       Charge........................... 36
     Premium and Other Taxes............ 36
     Transfer Fee....................... 36
     Income Taxes....................... 37
     Investment Portfolio Expenses...... 37
5. ANNUITY PAYMENTS
     (THE INCOME PHASE)................. 37
     Annuity Date....................... 37


     Annuity Payments................... 37
     Annuity Options.................... 38
     Variable Annuity Payments.......... 39
     Fixed Annuity Payments............. 40
6. ACCESS TO YOUR MONEY................. 40
     Systematic Withdrawal Program...... 41
     Suspension of Payments or           41
  Transfers  .
7. LIVING BENEFITS...................... 42
     Overview of Living Benefit Riders   42
  .
     Guaranteed Income Benefits......... 42
     Description of GMIB Plus I......... 44
     Description of GMIB................ 48
     Guaranteed Withdrawal Benefits..... 49
     Description of the Lifetime
Withdrawal Guarantee
       II............................... 50
     Description of the Lifetime
Withdrawal Guarantee
       I................................ 57
     Description of the Enhanced
Guaranteed
       Withdrawal Benefit............... 59
     Description of the Guaranteed
Withdrawal Benefit
       I................................ 63
     Guaranteed Minimum Accumulation     63
  Benefit  .
8. PERFORMANCE.......................... 66
9. DEATH BENEFIT........................ 66
     Upon Your Death.................... 66
     Standard Death Benefit - Principal  67
  Protection  .
     Optional Death Benefit - Annual     67
  Step-Up  .
     General Death Benefit Provisions... 68
     Spousal Continuation............... 68
     Death of the Annuitant............. 69
     Controlled Payout.................. 69
10. FEDERAL INCOME TAX STATUS........... 69
     Non-Qualified Contracts............ 69
     Qualified Contracts................ 73
11. OTHER INFORMATION................... 80
     First MetLife Investors............ 80
     The Separate Account............... 80
     Distributor........................ 80
     Selling Firms...................... 81
     Requests and Elections............. 82
     Ownership.......................... 83
     Legal Proceedings.................. 84

  Financial Statements..................  84
TABLE OF CONTENTS OF THE STATEMENT OF
ADDITIONAL INFORMATION..................  84
APPENDIX A.............................. A-1
     Condensed Financial Information.... A-1
APPENDIX B.............................. B-1
     Participating Investment            B-1
  Portfolios  .
APPENDIX C.............................. C-1
     EDCA Examples with Multiple         C-1
  Purchase Payments
APPENDIX D.............................. D-1
     Guaranteed Minimum Income Benefit
Plus
       Examples......................... D-1
APPENDIX E.............................. E-1
     Guaranteed Withdrawal Benefit       E-1
  Examples  .
APPENDIX F.............................. F-1
     Death Benefit Examples............. F-1

INDEX OF SPECIAL TERMS


Because of the complex nature of the contract, we have used certain words or terms in this prospectus which may need an explanation. We have identified the following as some of these words or terms. The page that is indicated here is where we believe you will find the best explanation for the word or term. These words and terms are in italics on the indicated page.




                                                                         PAGE

Account Value............................................................ 22
Accumulation Phase....................................................... 16
Accumulation Unit........................................................ 21
Annual Benefit Payment............................................ 52 and 59
Annuitant................................................................ 84
Annuity Date............................................................. 37
Annuity Options.......................................................... 38
Annuity Payments......................................................... 37
Annuity Units............................................................ 38
Beneficiary.............................................................. 83
Benefit Base............................................................. 59
Business Day............................................................. 18
Contract Year..................................................... 17 and 42
Fixed Account............................................................ 16
Good Order............................................................... 82
Guaranteed Accumulation Amount........................................... 64
Guaranteed Withdrawal Amount............................................. 60
GWB Withdrawal Rate...................................................... 59
Income Base.............................................................. 44
Income Phase............................................................. 16
Investment Portfolios.................................................... 22
Joint Owners............................................................. 83
Owner.................................................................... 83
Purchase Payment......................................................... 17
Remaining Guaranteed Withdrawal Amount................................... 51
Separate Account......................................................... 80
Total Guaranteed Withdrawal Amount....................................... 50

HIGHLIGHTS

The variable annuity contract that we are offering is a contract between you, the Owner, and us, the insurance company, where you agree to make at least one Purchase Payment to us and we agree to make a series of Annuity Payments at a later date. The contract has a maximum issue age and you should consult with your registered representative. The contract provides a means for investing on a tax-deferred basis in our Fixed Account (for contracts issued prior to May 1, 2003) and the Investment Portfolios. The contract is intended for retirement savings or other long-term investment purposes. When you purchase the contract, you can choose an optional death benefit and fixed and variable income options. You can also select a guaranteed minimum income benefit (GMIB), a guaranteed withdrawal benefit (GWB), or the guaranteed minimum accumulation benefit
(GMAB). We are obligated to pay all money we owe under the contracts, including death benefits, income payments, and amounts due under a GMIB, GWB or GMAB. Any such amount that exceeds the assets in the Separate Account is paid from our general account, subject to our financial strength and claims-paying ability and our long-term ability to make such payments, and is not guaranteed by any other party. (See "Other Information - The Separate Account".)


The contract, like all deferred annuity contracts, has two phases: the Accumulation Phase and the Income Phase. During the Accumulation Phase, earnings accumulate on a tax-deferred basis and are taxed as income when you make a withdrawal. If you make a withdrawal during the Accumulation Phase, we may assess a withdrawal charge of up to 7%. Certain withdrawals, depending on the amount and timing, may negatively impact the benefits and guarantees provided by your contract. You should carefully consider whether a withdrawal under a particular circumstance will have any negative impact to your benefits or guarantees. The impact of withdrawals generally on your benefits and guarantees is discussed in the corresponding sections of the prospectus describing such benefits and guarantees.


The Income Phase occurs when you or a designated payee begin receiving regular Annuity Payments from your contract. You and the Annuitant (the person on whose life we base Annuity Payments) do not have to be the same, unless you purchase a tax qualified contract or elect the GMIB (see "Living Benefits - Guaranteed Income Benefits").


You can have Annuity Payments made on a variable basis, a fixed basis, or a combination of both. If you choose variable Annuity Payments, the amount of the variable Annuity Payments will depend upon the investment performance of the Investment Portfolio(s) you select for the Income Phase. If you choose fixed Annuity Payments, the amount of each payment will not change during the Income Phase.


TAX DEFERRAL AND QUALIFIED PLANS. The contracts are offered for individuals and some tax qualified and non-tax qualified retirement plans. For any tax qualified account (e.g., an IRA), the tax deferred accrual feature is provided by the tax qualified retirement plan. Therefore, there should be reasons other than tax deferral for acquiring the contract within a qualified plan. (See "Federal Income Tax Status.")


FREE LOOK. You may cancel the contract within 10 days after receiving it. If you mail your cancellation request, the request must be postmarked by the appropriate day; if you deliver your cancellation request by hand, it must be received by us by the appropriate day. You will receive whatever your contract is worth on the day that we receive your cancellation request, and we will not deduct a withdrawal charge. The amount you receive may be more or less than your Purchase Payment, depending upon the performance of the Investment Portfolios. You bear the risk of any decline in Account Value. We do not refund any charges or deductions assessed during the free look period.


TAX PENALTY. The earnings in your contract are not taxed until you take money out of your contract. If you take money out of a Non-Qualified Contract during the Accumulation Phase, for tax purposes any earnings are deemed to come out first. If you are younger than 59 1/2 when you take money out, you may be charged a 10% federal tax penalty on those earnings. Payments during the Income Phase are considered partly a return of your original investment until your investment is returned.


NON-NATURAL PERSONS AS OWNERS. If the Owner of a non-qualified annuity contract is not a natural person (e.g., a corporation, partnership or certain trusts), gains under the contract are generally not eligible for tax deferral. The Owner of this contract can be a natural person, a trust established for the exclusive benefit of a natural person, a charitable remainder trust or other trust arrangement (if approved by us). The Owner of this contract can also be a Beneficiary of a deceased person's contract that is an

Individual Retirement Account or non-qualified deferred annuity. A contract generally may have two Owners (both of whom must be individuals). The contract is not available to corporations or other business organizations, except to the extent an employer is the purchaser of a SEP or SIMPLE IRA contract. Subject to state approval, certain retirement plans qualified under the Internal Revenue Code may purchase the contract. If a non-natural person is the Owner of a Non-Qualified Contract, the distribution on death rules under the Internal Revenue Code may require payment to begin earlier than expected and may impact the usefulness of the living and/or death benefits.


NON-NATURAL PERSONS AS BENEFICIARIES. Naming a non-natural person, such as a trust or estate, as a Beneficiary under the contract will generally eliminate the Beneficiary's ability to stretch the contract or a spousal Beneficiary's ability to continue the contract and the living and/or death benefits.


INQUIRIES. If you need more information, please contact our Annuity Service Center at:


                    MetLife Investors Distribution Company

                                P.O. Box 10366
                          Des Moines, Iowa 50306-0366
                                 (888) 562-2027


ELECTRONIC DELIVERY. As an Owner you may elect to receive electronic delivery of current prospectuses related to this contract, prospectuses and annual and semi-annual reports for the Investment Portfolios and other contract related documents.


Contact us at WWW.METLIFEINVESTORS.COM for more information and to enroll.

FEE TABLES AND EXAMPLES

THE FOLLOWING TABLES DESCRIBE THE FEES AND EXPENSES THAT YOU WILL PAY WHEN BUYING, OWNING, AND SURRENDERING THE CONTRACT. THE FIRST TABLE DESCRIBES THE FEES AND EXPENSES THAT YOU WILL PAY AT THE TIME THAT YOU BUY THE CONTRACT, SURRENDER THE CONTRACT, OR TRANSFER ACCOUNT VALUE BETWEEN INVESTMENT OPTIONS. STATE PREMIUM TAXES MAY ALSO BE DEDUCTED. NEW YORK DOES NOT CURRENTLY ASSESS PREMIUM TAXES ON PURCHASE PAYMENTS.



--------------------------------------------------------------------------------

OWNER TRANSACTION EXPENSES TABLE



WITHDRAWAL CHARGE (Note 1)              7%
(as a percentage of Purchase Payments)
TRANSFER FEE (Note 2)                   $25
                                        $0 (First 12 per year)

--------------------------------------------------------------------------------

Note 1. If an amount withdrawn is determined to include the withdrawal of prior Purchase Payments, a withdrawal charge may be assessed. Withdrawal charges are calculated in accordance with the following. (See "Expenses - Withdrawal Charge.")



      Number of Complete Years from     Withdrawal Charge
      Receipt of Purchase Payment       (% of Purchase Payment)
      -------------------------------   ------------------------
                    0                              7
                    1                              6
                    2                              6
                    3                              5
                    4                              4
                    5                              3
                    6                              2
             7 and thereafter                      0

Note 2. There is no charge for the first 12 transfers in a Contract Year; thereafter the fee is $25 per transfer. First MetLife Investors is currently waiving the transfer fee, but reserves the right to charge the fee in the future.

THE NEXT TABLES DESCRIBE THE FEES AND EXPENSES THAT YOU WILL PAY PERIODICALLY DURING THE TIME THAT YOU OWN THE CONTRACT, NOT INCLUDING INVESTMENT PORTFOLIO FEES AND EXPENSES.

--------------------------------------------------------------------------------


ACCOUNT FEE (Note 1)  $30


SEPARATE ACCOUNT ANNUAL EXPENSES (Note 2)

(referred to as Separate Account Product Charges)

 (as a percentage of average Account Value in the Separate Account)



Mortality and Expense Charge (Note 3)        1.05%
Administration Charge                        0.25%
                                             ----
Total Separate Account Annual Expenses       1.30%
Death Benefit Rider Charge (Optional)
(as a percentage of average Account Value in the
Separate Account)
Optional Death Benefit - Annual Step-Up      0.20%
Total Separate Account Annual Expenses
Including Charge for Optional Death          1.50%
  Benefit

--------------------------------------------------------------------------------

Note 1. An account fee of $30 is charged on the last day of each Contract Year if the Account Value is less than $50,000. Different policies apply during the Income Phase of the contract. (See "Expenses.")


Note 2. Certain charges and expenses for contracts issued before May 1, 2004 are different. Certain charges and expenses may not apply during the Income Phase of the contract. (See "Expenses.")


Note 3. We are waiving the following amounts of the mortality and expense charge: the amount, if any, equal to the underlying fund expenses that are in excess of 0.91% for the subaccount investing in the BlackRock Legacy Capital Appreciation Portfolio (Class A); the amount, if any, equal to the underlying fund expenses that are in excess of 0.83% for the subaccount investing in the
T. Rowe Price Large Cap Value Portfolio (Class B); the amount, if any, equal to the underlying fund expenses that are in excess of 0.83% for the subaccount investing in the PIMCO Total Return Portfolio (Class B); and the amount, if any, equal to the underlying fund expenses that are in excess of 0.92% for the subaccount investing in the T. Rowe Price Large Cap Growth Portfolio (Class B).

ADDITIONAL OPTIONAL RIDER CHARGES (Note 1)



GUARANTEED MINIMUM INCOME BENEFIT (GMIB) RIDER
CHARGES
(as a percentage of the Income Base
  (Note 2))
  GMIB Plus I -  maximum charge          1.50%
  GMIB Plus I -  current charge          0.95%

  GMIB                                   0.50%

LIFETIME WITHDRAWAL GUARANTEE RIDER CHARGES
(as a percentage of the Total
  Guaranteed Withdrawal Amount (Note 3))
  Lifetime Withdrawal Guarantee II
-----------------------------------------
  Single Life version -  maximum charge  1.60%
  Single Life version -  current charge  1.25%
  Joint Life version -  maximum charge   1.80%
  Joint Life version -  current charge   1.50%

  Lifetime Withdrawal Guarantee I
-----------------------------------------
  Single Life version -  maximum charge  0.95%
  Single Life version -  current charge  0.50%
  Joint Life version -  maximum charge   1.40%
  Joint Life version -  current charge   0.70%

   -----------------------------------------------------------------------------




Note 1. You may only elect one living benefit rider at a time. Certain rider charges for contracts issued before May 4, 2009 are different. Certain charges and expenses may not apply during the Income Phase of the contract. (See "Expenses.")


Note 2. On the issue date, the Income Base is equal to your initial Purchase Payment. The Income Base is adjusted for subsequent Purchase Payments and withdrawals. See "Living Benefits - Guaranteed Income Benefits" for a definition of the term Income Base. The GMIB Plus I rider charge may increase upon an Optional Reset, but they will not exceed the maximum charges listed in this table. If, at the time your contract was issued, the current rider charge was equal to the maximum rider charge, that rider charge will not increase upon an Optional Reset. (See "Expenses.")


Note 3. The Total Guaranteed Withdrawal Amount is initially set at an amount equal to your initial Purchase Payment. The Total Guaranteed Withdrawal Amount may increase with additional Purchase Payments. See "Living Benefits - Guaranteed Withdrawal Benefits" for a definition of the term Total Guaranteed Withdrawal Amount. The Lifetime Withdrawal Guarantee rider charges may increase upon an Automatic Annual Step-Up, but they will not exceed the maximum charges listed in this table. If, at the time your contract was issued, the current rider charge was equal to the maximum rider charge, that rider charge will not increase upon an Automatic Annual Step-Up. (See "Expenses.")

GUARANTEED WITHDRAWAL BENEFIT RIDER CHARGES
(as a percentage of the Guaranteed
  Withdrawal Amount (Note 4))

  Enhanced Guaranteed Withdrawal         1.00%
  Benefit -  maximum charge
  Enhanced Guaranteed Withdrawal         0.55%
  Benefit -  current charge

  Guaranteed Withdrawal Benefit I -      0.95%
  maximum charge
  Guaranteed Withdrawal Benefit I -      0.50%
  current charge

GUARANTEED MINIMUM ACCUMULATION BENEFIT
  RIDER CHARGE
  (as a percentage of the Guaranteed     0.75%
  Accumulation Amount (Note 5))


--------------------------------------------------------------------------------



Note 4. The Guaranteed Withdrawal Amount is initially set at an amount equal to your initial Purchase Payment plus the GWB Bonus Amount. The Guaranteed Withdrawal Amount may increase with additional Purchase Payments. See "Living Benefits - Guaranteed Withdrawal Benefits" for definitions of the terms Guaranteed Withdrawal Amount and GWB Bonus Amount. The Enhanced Guaranteed Withdrawal Benefit and Guaranteed Withdrawal Benefit I rider charges may increase upon an Optional Reset, but they will not exceed the maximum charges listed in this table. If, at the time your contract was issued, the current rider charge was equal to the maximum rider charge, that rider charge will not increase upon an Optional Reset. (See "Expenses.")


Note 5. The Guaranteed Accumulation Amount is initially set at an amount equal to a percentage of your initial Purchase Payment. The Guaranteed Accumulation Amount is adjusted for additional Purchase Payments made during the first 120 days of the contract and for withdrawals. See "Living Benefits - Guaranteed Minimum Accumulation Benefit" for a definition of the term Guaranteed Accumulation Amount.

--------------------------------------------------------------------------------

THE NEXT TABLE SHOWS THE MINIMUM AND MAXIMUM TOTAL OPERATING EXPENSES CHARGED BY THE INVESTMENT PORTFOLIOS THAT YOU MAY PAY PERIODICALLY DURING THE TIME THAT YOU OWN THE CONTRACT. CERTAIN INVESTMENT PORTFOLIOS MAY IMPOSE A REDEMPTION FEE IN THE FUTURE. MORE DETAIL CONCERNING EACH INVESTMENT PORTFOLIO'S FEES AND EXPENSES IS CONTAINED IN THE PROSPECTUSES FOR THE INVESTMENT PORTFOLIOS AND IN THE FOLLOWING TABLES.




                                         Minimum     Maximum
                                         ----        ----

Total Annual Portfolio Expenses          0.52%       1.90%
(expenses that are deducted from
  Investment Portfolio assets, including
  management fees, 12b-1/service fees,
  and other expenses)






--------------------------------------------------------------------------------


FOR INFORMATION CONCERNING COMPENSATION PAID FOR THE SALE OF THE CONTRACTS, SEE "OTHER INFORMATION -


DISTRIBUTOR."

INVESTMENT PORTFOLIO EXPENSES

(as a percentage of the average daily net assets of an Investment Portfolio)


The following table is a summary. For more complete information on Investment Portfolio fees and expenses, please refer to the prospectus for each Investment Portfolio.




                                                                              ACQUIRED     TOTAL     CONTRACTUAL   NET TOTAL
                                                         12B-1/                 FUND       ANNUAL      EXPENSE      ANNUAL
                                          MANAGEMENT    SERVICE      OTHER    FEES AND   PORTFOLIO     SUBSIDY     PORTFOLIO
                                             FEES         FEES     EXPENSES   EXPENSES    EXPENSES   OR DEFERRAL   EXPENSES
                                         ------------ ----------- ---------- ---------- ----------- ------------- ----------
AIM VARIABLE INSURANCE FUNDS (INVESCO
 VARIABLE INSURANCE FUNDS)
 Invesco V.I. International Growth Fund    0.71%       0.25%       0.31%      0.01%      1.28%       0.01%         1.27%
FIDELITY (Reg. TM) VARIABLE INSURANCE
  PRODUCTS
 Equity-Income Portfolio                   0.45%       0.25%       0.10%      0.02%      0.82%          -          0.82%
FRANKLIN TEMPLETON VARIABLE INSURANCE
 PRODUCTS TRUST
 Templeton Foreign VIP Fund                0.64%       0.25%       0.14%      0.00%      1.03%          -          1.03%
MET INVESTORS SERIES TRUST
 AllianceBernstein Global Dynamic          0.61%       0.25%       0.03%      0.01%      0.90%       0.02%         0.88%
  Allocation
 Portfolio
 Allianz Global Investors Dynamic          0.68%       0.25%       0.93%      0.00%      1.86%       0.66%         1.20%
  Multi-Asset
 Plus Portfolio
 AQR Global Risk Balanced Portfolio        0.61%       0.25%       0.04%      0.03%      0.93%       0.02%         0.91%
 BlackRock Global Tactical Strategies      0.66%       0.25%       0.01%      0.14%      1.06%       0.03%         1.03%
  Portfolio
 Clarion Global Real Estate Portfolio      0.60%       0.25%       0.05%      0.00%      0.90%          -          0.90%
 ClearBridge Aggressive Growth Portfolio   0.59%       0.25%       0.02%      0.00%      0.86%       0.00%         0.86%
 Invesco Balanced-Risk Allocation          0.64%       0.25%       0.04%      0.03%      0.96%       0.03%         0.93%
  Portfolio
 Invesco Comstock Portfolio                0.57%       0.25%       0.02%      0.00%      0.84%       0.02%         0.82%
 Invesco Mid Cap Value Portfolio           0.65%       0.25%       0.05%      0.08%      1.03%       0.02%         1.01%
 Invesco Small Cap Growth Portfolio        0.85%       0.25%       0.02%      0.00%      1.12%       0.02%         1.10%
 JPMorgan Global Active Allocation         0.74%       0.25%       0.09%      0.00%      1.08%       0.05%         1.03%
  Portfolio
 Lord Abbett Bond Debenture Portfolio      0.51%       0.25%       0.03%      0.00%      0.79%          -          0.79%
 Met/Franklin Low Duration Total Return    0.50%       0.25%       0.05%      0.00%      0.80%       0.03%         0.77%
 Portfolio
 MetLife Balanced Plus Portfolio           0.24%       0.25%       0.01%      0.42%      0.92%       0.00%         0.92%
 MetLife Multi-Index Targeted Risk         0.18%       0.25%       0.11%      0.22%      0.76%          -          0.76%
  Portfolio
 MFS (Reg. TM) Emerging Markets Equity     0.87%       0.25%       0.15%      0.00%      1.27%       0.01%         1.26%
  Portfolio
 MFS (Reg. TM) Research International      0.68%       0.25%       0.07%      0.00%      1.00%       0.06%         0.94%
  Portfolio
 Morgan Stanley Mid Cap Growth Portfolio   0.64%       0.25%       0.05%      0.00%      0.94%       0.01%         0.93%
 PanAgora Global Diversified Risk          0.65%       0.25%       0.98%      0.02%      1.90%       0.58%         1.32%
  Portfolio
 PIMCO Total Return Portfolio              0.48%       0.25%       0.03%      0.00%      0.76%          -          0.76%
 Pioneer Fund Portfolio                    0.65%       0.25%       0.05%      0.00%      0.95%       0.04%         0.91%
 Pyramis (Reg. TM) Government Income       0.42%       0.25%       0.03%      0.00%      0.70%          -          0.70%
  Portfolio
 Pyramis (Reg. TM) Managed Risk            0.45%       0.25%       0.45%      0.46%      1.61%       0.35%         1.26%
  Portfolio
 Schroders Global Multi-Asset Portfolio    0.65%       0.25%       0.10%      0.05%      1.05%          -          1.05%
 T. Rowe Price Large Cap Value Portfolio   0.57%       0.25%       0.02%      0.00%      0.84%          -          0.84%
 T. Rowe Price Mid Cap Growth Portfolio    0.75%       0.25%       0.03%      0.00%      1.03%          -          1.03%
 Third Avenue Small Cap Value Portfolio    0.73%       0.25%       0.03%      0.00%      1.01%       0.02%         0.99%

                                                                              ACQUIRED     TOTAL     CONTRACTUAL   NET TOTAL
                                                         12B-1/                 FUND       ANNUAL      EXPENSE      ANNUAL
                                          MANAGEMENT    SERVICE      OTHER    FEES AND   PORTFOLIO     SUBSIDY     PORTFOLIO
                                             FEES         FEES     EXPENSES   EXPENSES    EXPENSES   OR DEFERRAL   EXPENSES
                                         ------------ ----------- ---------- ---------- ----------- ------------- ----------
METROPOLITAN SERIES FUND

 Baillie Gifford International Stock       0.79%       0.25%       0.08%      0.00%      1.12%       0.12%         1.00%
  Portfolio
 BlackRock Bond Income Portfolio           0.33%       0.25%       0.02%      0.00%      0.60%       0.00%         0.60%
 BlackRock Capital Appreciation            0.69%       0.00%       0.02%      0.00%      0.71%       0.01%         0.70%
  Portfolio
 BlackRock Money Market Portfolio          0.33%       0.25%       0.02%      0.00%      0.60%       0.02%         0.58%
 Jennison Growth Portfolio                 0.60%       0.25%       0.02%      0.00%      0.87%       0.07%         0.80%
 Loomis Sayles Small Cap Growth            0.90%       0.25%       0.05%      0.00%      1.20%       0.09%         1.11%
  Portfolio
 MetLife Stock Index Portfolio             0.25%       0.25%       0.02%      0.00%      0.52%       0.01%         0.51%
 Neuberger Berman Genesis Portfolio        0.80%       0.25%       0.03%      0.00%      1.08%       0.01%         1.07%
 T. Rowe Price Large Cap Growth            0.60%       0.25%       0.03%      0.00%      0.88%       0.01%         0.87%
  Portfolio
 T. Rowe Price Small Cap Growth            0.48%       0.25%       0.04%      0.00%      0.77%          -          0.77%
  Portfolio
 Western Asset Management Strategic Bond   0.60%       0.25%       0.06%      0.00%      0.91%       0.04%         0.87%
 Opportunities Portfolio
 WMC Core Equity Opportunities Portfolio   0.70%       0.15%       0.02%      0.00%      0.87%       0.11%         0.76%
PIMCO VARIABLE INSURANCE TRUST
 PIMCO High Yield Portfolio                0.60%       0.15%       0.00%      0.00%      0.75%          -          0.75%
 PIMCO Low Duration Portfolio              0.50%       0.15%       0.00%      0.00%      0.65%          -          0.65%
PUTNAM VARIABLE TRUST
 Putnam VT Multi-Cap Growth Fund           0.56%       0.25%       0.16%      0.00%      0.97%          -          0.97%
MET INVESTORS SERIES TRUST - ASSET
 ALLOCATION PORTFOLIOS
 American Funds (Reg. TM) Balanced         0.06%       0.55%       0.00%      0.42%      1.03%          -          1.03%
  Allocation
 Portfolio
 American Funds (Reg. TM) Growth           0.06%       0.55%       0.01%      0.43%      1.05%          -          1.05%
  Allocation
 Portfolio
 American Funds (Reg. TM) Moderate         0.06%       0.55%       0.01%      0.40%      1.02%          -          1.02%
  Allocation
 Portfolio
 MetLife Asset Allocation 100 Portfolio    0.07%       0.25%       0.01%      0.70%      1.03%          -          1.03%
 SSgA Growth and Income ETF Portfolio      0.30%       0.25%       0.01%      0.23%      0.79%          -          0.79%
 SSgA Growth ETF Portfolio                 0.32%       0.25%       0.01%      0.25%      0.83%          -          0.83%
METROPOLITAN SERIES FUND - ASSET
 ALLOCATION PORTFOLIOS
 MetLife Asset Allocation 20 Portfolio     0.09%       0.25%       0.02%      0.52%      0.88%       0.01%         0.87%
 MetLife Asset Allocation 40 Portfolio     0.07%       0.25%       0.01%      0.57%      0.90%          -          0.90%
 MetLife Asset Allocation 60 Portfolio     0.06%       0.25%       0.00%      0.62%      0.93%          -          0.93%
 MetLife Asset Allocation 80 Portfolio     0.06%       0.25%       0.01%      0.66%      0.98%          -          0.98%





The information shown in the table above was provided by the Investment Portfolios and we have not independently verified that information. Net Total Annual Portfolio Expenses shown in the table reflect any current fee waiver or expense reimbursement arrangement that will remain in effect for a period of at least one year from the date of the Investment Portfolio's 2014 prospectus. "0.00%" in the Contractual Expense Subsidy or Deferral column indicates that there is such an arrangement in effect for a Investment Portfolio, but that the expenses of the Investment Portfolio are below the level that would trigger the waiver or reimbursement. Fee waiver and expense reimbursement arrangements with a duration of less than one year, or arrangements that may be terminated without the consent of the Investment Portfolio's board of directors or trustees, are not shown.



Certain Investment Portfolios that have "Acquired Fund Fees and Expenses" are "funds of funds." A fund of funds invests substantially all of its assets in other underlying funds. Because the Investment Portfolio invests in other funds, it will bear its pro rata portion of the operating expenses of those underlying funds, including the management fee.

EXAMPLES

THESE EXAMPLES ARE INTENDED TO HELP YOU COMPARE THE COST OF INVESTING IN THE CONTRACT WITH THE COST OF INVESTING IN OTHER VARIABLE ANNUITY CONTRACTS. THESE COSTS INCLUDE CONTRACT OWNER TRANSACTION EXPENSES, CONTRACT FEES, SEPARATE ACCOUNT ANNUAL EXPENSES, AND INVESTMENT PORTFOLIO FEES AND EXPENSES.


THE EXAMPLES ASSUME THAT YOU INVEST $10,000 IN THE CONTRACT FOR THE TIME PERIODS INDICATED. THE EXAMPLES ALSO ASSUME THAT YOUR INVESTMENT HAS A 5% RETURN EACH YEAR AND ASSUME: (A) MAXIMUM AND (B) MINIMUM FEES AND EXPENSES OF ANY OF THE INVESTMENT PORTFOLIOS (BEFORE SUBSIDY AND/OR DEFERRAL). ALTHOUGH YOUR ACTUAL COSTS MAY BE HIGHER OR LOWER, BASED ON THESE ASSUMPTIONS, YOUR COSTS WOULD BE:


CHART 1. Chart 1 assumes you select the Annual Step-Up Death Benefit rider and the Joint Life version of the Lifetime Withdrawal Guarantee II rider (assmuming the maximum 1.80% charge applies in all Contract Years), which is the most expensive way to purchase the contract.


(1) IF YOU SURRENDER YOUR CONTRACT AT THE END OF THE APPLICABLE TIME PERIOD:




                               Time Periods
                    1 year         3 years        5 years       10 years
                 ------------   ------------   ------------   ------------
    maximum       (a)$1,258      (a)$2,236      (a)$3,226      (a)$5,929
    minimum       (b)$1,120      (b)$1,835      (b)$2,576      (b)$4,742


(2) IF YOU DO NOT SURRENDER YOUR CONTRACT OR IF YOU ANNUITIZE AT THE END OF THE APPLICABLE TIME PERIOD:




                               Time Periods
                    1 year         3 years        5 years       10 years
                 ------------   ------------   ------------   ------------
    maximum         (a)$558      (a)$1,696      (a)$2,866      (a)$5,929
    minimum         (b)$420      (b)$1,295      (b)$2,216      (b)$4,742


CHART 2. Chart 2 assumes that you do not select the optional death benefit rider, a Guaranteed Minimum Income Benefit rider, a Guaranteed Withdrawal Benefit rider or the Guaranteed Minimum Accumulation Benefit rider, which is the least expensive way to purchase the contract.


(1) IF YOU SURRENDER YOUR CONTRACT AT THE END OF THE APPLICABLE TIME PERIOD:




                               Time Periods
                    1 year         3 years        5 years       10 years
                 ------------   ------------   ------------   ------------
    maximum       (a)$1,049      (a)$1,602      (a)$2,154      (a)$3,717
    minimum         (b)$911      (b)$1,190      (b)$1,471      (b)$2,371


(2) IF YOU DO NOT SURRENDER YOUR CONTRACT OR IF YOU ANNUITIZE AT THE END OF THE APPLICABLE TIME PERIOD:




                              Time Periods
                   1 year        3 years        5 years       10 years
                 ----------   ------------   ------------   ------------
    maximum       (a)$349      (a)$1,062      (a)$1,794      (a)$3,717
    minimum       (b)$211        (b)$650      (b)$1,111      (b)$2,371


The Examples should not be considered a representation of past or future expenses or annual rates of return of any Investment Portfolio. Actual expenses and annual rates of return may be more or less than those assumed for the purpose of the Examples. Condensed financial information containing the Accumulation Unit value history appears in Appendix A of this prospectus as well as in the SAI.

1. THE ANNUITY CONTRACT

This prospectus describes the Variable Annuity Contract offered by us.


The variable annuity contract is a contract between you as the Owner, and us, the insurance company, where we promise to pay an income to you, in the form of Annuity Payments, beginning on a designated date that you select. Until you decide to begin receiving Annuity Payments, your annuity is in the ACCUMULATION PHASE. Once you begin receiving Annuity Payments, your contract switches to the INCOME PHASE.


The contract benefits from tax deferral. Tax deferral means that you are not taxed on earnings or appreciation on the assets in your contract until you take money out of your contract. For any tax qualified account (e.g., an IRA), the tax deferred accrual feature is provided by the tax qualified retirement plan. Therefore, there should be reasons other than tax deferral for acquiring the contract within a qualified plan. (See "Federal Income Tax Status.")


The contract is called a variable annuity because you can choose among the Investment Portfolios and, depending upon market conditions, you can make or lose money in any of these portfolios. If you select the variable annuity portion of the contract, the amount of money you are able to accumulate in your contract during the Accumulation Phase depends upon the investment performance of the Investment Portfolio(s) you select. The amount of the Annuity Payments you receive during the Income Phase from the variable annuity portion of the contract also depends, in part, upon the investment performance of the Investment Portfolio(s) you select for the Income Phase. We do not guarantee the investment performance of the variable annuity portion. You bear the full investment risk for all amounts allocated to the variable annuity portion. However, there are certain optional features that provide guarantees that can reduce your investment risk (see "Living Benefits").


Except as described below, the contract also contains a FIXED ACCOUNT. The Fixed Account is not offered by this prospectus. The Fixed Account offers an interest rate that is guaranteed by us. If you select the Fixed Account, your money will be placed with our other general account assets, and the amount of money you are able to accumulate in your contract during the Accumulation Phase depends upon the total interest credited to your contract. The Fixed Account is part of our general account. Our general account consists of all assets owned by us other than those in the Separate Account and our other separate accounts. We have sole discretion over the investment of assets in the general account. If you select a fixed Annuity Payment option during the Income Phase, payments are made from our general account assets.


The amount of the Annuity Payments you receive during the Income Phase from a fixed Annuity Payment option of the contract will remain level for the entire Income Phase. (Please see "Annuity Payments (The Income Phase)" for more information.)


EFFECTIVE FOR CONTRACTS ISSUED ON AND AFTER MAY 1, 2003, THE FIXED ACCOUNT OF FIRST METLIFE INVESTORS IS NOT AVAILABLE AS AN INVESTMENT CHOICE (A GUARANTEED ACCOUNT OPTION IS AVAILABLE IN CONNECTION WITH AN ENHANCED DOLLAR COST AVERAGING PROGRAM DURING THE ACCUMULATION PHASE, AND A FIXED ANNUITY PAYMENT OPTION IS AVAILABLE DURING THE INCOME PHASE). ALL REFERENCES IN THIS PROSPECTUS TO INVESTMENTS IN OR TRANSFERS INTO THE FIXED ACCOUNT SHALL ONLY APPLY TO CONTRACTS ISSUED PRIOR TO MAY 1, 2003.


As Owner of the contract, you exercise all interests and rights under the contract. You can change the Owner at any time, subject to our underwriting rules (a change of ownership may terminate certain optional riders). The contract may be owned generally by Joint Owners (limited to two natural persons). We provide more information on this under "Other Information - Ownership."



All contract provisions will be interpreted and administered in accordance with the requirements of the Internal Revenue Code (the "Code"). Any Code references to "spouses" include those persons who are married spouses under state law, regardless of sex.



FREQUENT OR LARGE TRANSFERS


We have policies and procedures that attempt to detect frequent transfers in situations where there is potential for pricing inefficiencies and where, therefore, the transfers may adversely affect contract Owners and other persons who have interests in the contracts. We employ various means to monitor transfer activity, such as periodically examining the frequency and size of an Owner's transfers into and out of Investment Portfolios that we believe present the potential for pricing inefficiencies. Our policies and procedures may result in transfer restrictions being applied to deter frequent transfers.


Large transfers may increase brokerage and administrative costs of the Investment Portfolios and may disrupt portfolio management strategy. We do not monitor for large transfers except where a portfolio manager of a particular Investment Portfolio has brought large transfer activity to our attention, including "block transfers" where transfer requests have been submitted on behalf of multiple contract Owners by a third party, such as an investment adviser. When we detect such large trades, we may impose restrictions similar to those described above.


Our policies and procedures on frequent or large transfers are discussed in more detail in "Investment Options - Transfers - Restrictions on Frequent Transfers" and "Investment Options - Transfers - Restrictions on Large Transfers." We may revise these policies and procedures in our sole discretion at any time without prior notice.




2. PURCHASE

We reserve the right to reject any application.


PURCHASE PAYMENTS


A PURCHASE PAYMENT is the money you give us to invest in the contract. The initial Purchase Payment is due on the date the contract is issued. You may also be permitted to make subsequent Purchase Payments. Initial and subsequent Purchase Payments are subject to certain requirements. These requirements are explained below. We may restrict your ability to make subsequent Purchase Payments. The manner in which subsequent Purchase Payments may be restricted is discussed below.


GENERAL REQUIREMENTS FOR PURCHASE PAYMENTS. The following requirements apply to initial and subsequent Purchase Payments:


o The minimum initial Purchase Payment we will accept is $5,000 when the contract is purchased as a Non-Qualified Contract.


o If you are purchasing the contract as part of an IRA (Individual Retirement Annuity) or other qualified plan, the minimum initial Purchase Payment we will accept is $2,000.


o If you want to make an initial Purchase Payment of $1 million or more, or a subsequent Purchase Payment that would cause your total Purchase Payments to exceed $1 million, you will need our prior approval.


o The minimum subsequent Purchase Payment is $500 unless you have elected an electronic funds transfer program approved by us, in which case the minimum subsequent Purchase Payment is $100 per month.


o  We will accept a different amount if required by federal tax law.


o We reserve the right to refuse Purchase Payments made via a personal check in excess of $100,000. Purchase Payments over $100,000 may be accepted in other forms, including, but not limited to, EFT/wire transfers, certified checks, corporate checks, and checks written on financial institutions. The form in which we receive a Purchase Payment may determine how soon subsequent disbursement requests may be fulfilled. (See "Access to Your Money.")


o We will not accept Purchase Payments made with cash, money orders, or travelers checks.


RESTRICTIONS ON SUBSEQUENT PURCHASE PAYMENTS. We may restrict your ability to make subsequent Purchase Payments. We will notify you in advance if we impose restrictions on subsequent Purchase Payments. You and your financial representative should carefully consider whether our ability to restrict subsequent Purchase Payments is consistent with your investment objectives.


o We reserve the right to reject any Purchase Payment and to limit future Purchase Payments. This means that we may restrict your ability to make subsequent Purchase Payments for any reason, subject to applicable requirements in New York State. We may make certain exceptions to restrictions on subsequent Purchase Payments in accordance with our established administrative procedures.


TERMINATION FOR LOW ACCOUNT VALUE


We may terminate your contract by paying you the Account Value in one sum if, prior to the Annuity Date, you do not make Purchase Payments for three consecutive Contract Years, the total amount of Purchase Payments made, less any partial withdrawals, is less than $2,000 or any lower amount required by federal tax laws, and the Account Value on or after the end of such three year period is less than $2,000. (A CONTRACT YEAR is defined as a one-year period starting on the date the contract is issued and on each contract anniversary thereafter.) Accordingly, no contract will be terminated due solely to negative investment performance. Federal tax law may impose additional restrictions on our right to cancel your Traditional IRA, Roth IRA, SEP, SIMPLE IRA or other Qualified Contract. We will not terminate the contract if it includes a Lifetime Withdrawal Guarantee or Guaranteed Minimum Accumulation Benefit rider. In addition, we will not terminate any contract that includes a Guaranteed Withdrawal Benefit (GWB) or Guaranteed Minimum Income Benefit (GMIB) rider or a guaranteed death benefit, if at the time the termination would otherwise occur the Benefit Base of the GWB, the Income Base of the GMIB rider, or the guaranteed amount under any death benefit, is greater than the Account Value. For all other contracts, we reserve the right to exercise this termination provision, subject to obtaining any required regulatory approvals.


ALLOCATION OF PURCHASE PAYMENTS


When you purchase a contract, we will allocate your Purchase Payment to the Fixed Account and/or any of the Investment Portfolios you have selected. You may not choose more than 18 Investment Portfolios (including the Fixed Account) at the time your initial Purchase Payment is allocated. Each allocation must be at least $500 and must be in whole numbers.


We have reserved the right to restrict payments to the Fixed Account if any of the following conditions exist:


o the credited interest rate on the Fixed Account is equal to the guaranteed minimum rate;


o your Account Value in the Fixed Account equals or exceeds our published maximum for Fixed Account allocation (currently, there is no limit); or


o  a transfer was made out of the Fixed Account within the previous 180 days.


Once we receive your Purchase Payment and the necessary information (or a designee receives a payment and the necessary information in accordance with the designee's administrative procedures), we will issue your contract and allocate your first Purchase Payment within 2 Business Days. A BUSINESS DAY is each day that the New York Stock Exchange is open for business. A Business Day closes at the close of normal trading on the New York Stock Exchange, usually 4:00 p.m. Eastern Time. If you do not give us all of the information we need, we will contact you to get it before we make any allocation. If for some reason we are unable to complete this process within 5 Business Days, we will either send back your money or get your permission to keep it until we get all of the necessary information. (See "Other Information - Requests and Elections.") However, if you allocate Purchase Payments to a discontinued Investment Portfolio (see Appendix A), we will request reallocation instructions, or if we are unable to obtain such instructions, we will return your Purchase Payment to you.


We may restrict the investment options available to you if you select certain optional riders. These restrictions are intended to reduce the risk of investment losses that could require us to use our own assets to pay amounts due under the selected optional rider.


If you choose the Guaranteed Minimum Income Benefit Plus (GMIB Plus I) or Lifetime Withdrawal Guarantee II (LWG II) riders, until the rider terminates, we will require you to allocate your purchase payments and account value as described below under "Investment Allocation Restrictions for Certain Riders."


If you chose the Lifetime Withdrawal Guarantee I (LWG I) rider, until the rider terminates, we will require you to allocate your Purchase Payments and Account Value as described in "Living Benefits - Guaranteed Withdrawal Benefits - Description of the Lifetime Withdrawal Guarantee I" (you may participate in the Enhanced Dollar Cost Averaging (EDCA) program, subject to restrictions).



If you choose the Guaranteed Minimum Accumulation Benefit rider, until the rider terminates, we require you to allocate your Purchase Payments and Account Value solely to one Investment Portfolio (see "Living Benefits - Guaranteed Minimum Accumulation Benefit") (you may participate in the EDCA program, subject to restrictions).



If you make additional Purchase Payments, we will allocate them in the same way as your first Purchase Payment unless you tell us otherwise. However, if you make an additional Purchase Payment while an EDCA or Dollar Cost Averaging
(DCA) program is in effect, we will not allocate the additional Purchase Payment to the EDCA or DCA program, unless you tell us to do so. Instead, unless you give us other instructions, we will allocate the additional Purchase Payment directly to the same destination Investment Portfolios you selected under the EDCA or DCA program. (See "Investment Options -

Dollar Cost Averaging Programs.") You may change your allocation instructions at any time by notifying us in writing, by calling us or by Internet. You may not choose more than 18 Investment Portfolios (including the Fixed Account) at the time you submit a subsequent Purchase Payment. If you wish to allocate the payment to more than 18 Investment Portfolios (including the Fixed Account), we must have your request to allocate future Purchase Payments to more than 18 Investment Portfolios on record before we can apply your subsequent Purchase Payment to your chosen allocation. If there are Joint Owners, unless we are instructed to the contrary, we will accept allocation instructions from either Joint Owner.


INVESTMENT ALLOCATION RESTRICTIONS FOR CERTAIN RIDERS


ALLOCATION. If you elect the GMIB Plus I or the Lifetime Withdrawal Guarantee II, you must comply with certain investment allocation restrictions. SPECIFICALLY, YOU MUST ALLOCATE ACCORDING TO EITHER (A) OR (B) BELOW:
                                             ------


(A) You must allocate:



o 100% of your Purchase Payments or Account Value among the AllianceBernstein Global Dynamic Allocation Portfolio, Allianz Global Investors Dynamic Multi-Asset Plus Portfolio, American Funds (Reg. TM) Balanced Allocation Portfolio, American Funds (Reg. TM) Moderate Allocation Portfolio, AQR Global Risk Balanced Portfolio, BlackRock Global Tactical Strategies Portfolio, Invesco Balanced-Risk Allocation Portfolio, JPMorgan Global Active Allocation Portfolio, MetLife Balanced Plus Portfolio, MetLife Asset Allocation 20 Portfolio, MetLife Asset Allocation 40 Portfolio, MetLife Asset Allocation 60 Portfolio, MetLife Asset Allocation 80 Portfolio, MetLife Multi-Index Targeted Risk Portfolio, PanAgora Global Diversified Risk Portfolio, Pyramis (Reg. TM) Managed Risk Portfolio, Schroders Global Multi-Asset Portfolio, SSgA Growth and Income ETF Portfolio, and/or BlackRock Money Market Portfolio (you may also allocate Purchase Payments to the EDCA program, provided that your destination portfolios are one or more of the above listed Investment Portfolios; you may not allocate Purchase Payments to the Dollar Cost Averaging program).



OR


(B) You must allocate:


o  AT LEAST 15% of Purchase Payments or Account Value to Platform 1 portfolios;



o  UP TO 85% of Purchase Payments or Account Value to Platform 2 portfolios;


o  UP TO 15% of Purchase Payments or Account Value to Platform 3 portfolios;
     and


o  UP TO 15% of Purchase Payments or Account Value to Platform 4 portfolios.


(See the "EDCA" section below for information on allocating Purchase Payments to the EDCA account under option (B). You may not allocate Purchase Payments to the Dollar Cost Averaging program under option (B).)


The investment options in each Platform are:


Platform 1
----------


     BlackRock Bond Income Portfolio

     BlackRock Money Market Portfolio

     Met/Franklin Low Duration Total Return Portfolio

     PIMCO Total Return Portfolio

     PIMCO Low Duration Portfolio

     Pyramis (Reg. TM) Government Income Portfolio


Platform 2
----------


     AllianceBernstein Global Dynamic Allocation Portfolio


     Allianz Global Investors Dynamic Multi-Asset Plus Portfolio


     American Funds (Reg. TM) Balanced Allocation Portfolio

     American Funds (Reg. TM) Growth Allocation Portfolio

     American Funds (Reg. TM) Moderate Allocation Portfolio

     AQR Global Risk Balanced Portfolio

     Baillie Gifford International Stock Portfolio

     BlackRock Capital Appreciation Portfolio

     BlackRock Global Tactical Strategies Portfolio

     ClearBridge Aggressive Growth Portfolio


     Fidelity (Reg. TM) VIP Equity-Income Portfolio


     Invesco Balanced-Risk Allocation Portfolio

     Invesco Comstock Portfolio

     Invesco V.I. International Growth Fund

     Jennison Growth Portfolio

     JPMorgan Global Active Allocation Portfolio

     Lord Abbett Bond Debenture Portfolio


     MetLife Asset Allocation 20 Portfolio

     MetLife Asset Allocation 40 Portfolio

     MetLife Asset Allocation 60 Portfolio

     MetLife Asset Allocation 80 Portfolio

     MetLife Asset Allocation 100 Portfolio

     MetLife Balanced Plus Portfolio


     MetLife Multi-Index Targeted Risk Portfolio

     MetLife Stock Index Portfolio

     MFS (Reg. TM) Research International Portfolio

     PanAgora Global Diversified Risk Portfolio


     PIMCO High Yield Portfolio

     Pioneer Fund Portfolio

     Pyramis (Reg. TM) Managed Risk Portfolio

     Schroders Global Multi-Asset Portfolio

     SSgA Growth and Income ETF Portfolio

     SSgA Growth ETF Portfolio

     T. Rowe Price Large Cap Growth Portfolio

     T. Rowe Price Large Cap Value Portfolio


     Templeton Foreign VIP Fund


     Western Asset Management Strategic Bond Opportunities Portfolio


     WMC Core Equity Opportunities Portfolio



Platform 3
----------



     Invesco Mid Cap Value Portfolio


     Morgan Stanley Mid Cap Growth Portfolio

     Putnam VT Multi-Cap Growth Fund

     T. Rowe Price Mid Cap Growth Portfolio


Platform 4
----------


     Clarion Global Real Estate Portfolio

     Invesco Small Cap Growth Portfolio

     Loomis Sayles Small Cap Growth Portfolio

     MFS (Reg. TM) Emerging Markets Equity Portfolio

     Neuberger Berman Genesis Portfolio

     T. Rowe Price Small Cap Growth Portfolio

     Third Avenue Small Cap Value Portfolio


YOUR PURCHASE PAYMENTS AND TRANSFER REQUESTS MUST BE ALLOCATED IN ACCORDANCE WITH THE ABOVE LIMITATIONS. WE WILL REJECT ANY PURCHASE PAYMENTS OR TRANSFER REQUESTS THAT DO NOT COMPLY WITH THE ABOVE LIMITATIONS.


We determine whether an investment option is classified as Platform 1, Platform 2, Platform 3 or Platform 4. We may determine or change the classification of an investment option in the event that an investment option is added, deleted, substituted, merged or otherwise reorganized. You will not be required to reallocate Purchase Payments or Account Value that you allocated to an investment option before we changed its classification, unless you make a new Purchase Payment or request a transfer among investment options (other than pursuant to rebalancing and Enhanced Dollar Cost Averaging programs in existence at the time the classification of the investment option changed). If you make a new Purchase Payment or request a transfer among investment options, you will be required to take the new classification into account in the allocation of your entire Account Value. We will provide you with prior written notice of any changes in classification of investment options.


REBALANCING. If you choose to allocate according to (B) above, we will rebalance your Account Value on a quarterly basis based on your most recent allocation of Purchase Payments that complies with the allocation limitations described above. We will also rebalance your Account Value when we receive a subsequent Purchase Payment that is accompanied by new allocation instructions (in addition to the quarterly rebalancing). We will first rebalance your Account Value on the date that is three months from the rider issue date; provided however, if a quarterly rebalancing date occurs on the 29th, 30th or 31st of a month, we will instead rebalance on the 1st day of the following month. We will subsequently rebalance your Account Value on each quarter thereafter on the same day. In addition, if a quarterly rebalancing date is not a Business Day, the reallocation will occur on the next Business Day. Withdrawals from the contract will not result in rebalancing on the date of withdrawal.


The rebalancing requirement described above does not apply if you choose to allocate according to (A) above.


SUBSEQUENT PURCHASE PAYMENTS. Subsequent Purchase Payments must be allocated in accordance with the above limitations. When allocating according to (B) above, it is important to remember that the entire Account Value will be immediately reallocated according to any new allocation instructions that accompany a subsequent Purchase Payment, if the new allocation instructions differ from those previously received for the contract. Allocating according to (B) does not permit you to specify different allocations for individual Purchase Payments. Due to the rebalancing and reallocation requirements of (B), the entire account will be immediately reallocated according to the most recently provided allocation instructions.


Example:
-------


   Your Account Value is $100,000 and allocated 70% to the Pioneer Fund Portfolio and 30% to the PIMCO Total Return Portfolio using Option B of the Portfolio Flexibility Program. You make a subsequent Purchase Payment of $5,000 and provide instructions to allocate 100% of that payment to the BlackRock Money Market Portfolio. As a result of the new allocation instructions, your entire Account Value of $105,000 will then be reallocated to the BlackRock Money Market Portfolio.


EDCA. If you choose to allocate according to (B) above and you choose to allocate a Purchase Payment to the EDCA account, that entire Purchase Payment must be allocated only to the EDCA account. Any transfer from an

EDCA account must be allocated in accordance with the limitations described under (B) above. In addition, if you made previous Purchase Payments before allocating a Purchase Payment to the EDCA account, all transfers from an EDCA account must be allocated to the same investment options as your most recent allocations for Purchase Payments.


CHANGING PURCHASE PAYMENT ALLOCATION INSTRUCTIONS. You may change your Purchase Payment allocation instructions under (B) above at any time by providing notice to us, at our Annuity Service Center, or by any other method acceptable to us, provided that such instructions comply with the allocation limits described above. If you provide new allocation instructions for Purchase Payments and if these instructions conform to the allocation limits described under (B) above, then we will rebalance in accordance with the revised allocation instructions. Any future Purchase Payment, EDCA account transfer and quarterly rebalancing allocations will be automatically updated in accordance with these new instructions.


TRANSFERS. Please note that any transfer request must result in an Account Value that meets the allocation limits described above. Any transfer request will not cause your allocation instructions to change unless you provide us with a separate instruction at the time of transfer.


FREE LOOK


If you change your mind about owning this contract, you can cancel it within 10 days after receiving it. We ask that you submit your request to cancel in writing, signed by you, to our Annuity Service Center. When you cancel the contract within this "free look" period, we will not assess a withdrawal charge. You will receive back whatever your contract is worth on the day we receive your request. This may be more or less than your Purchase Payment depending upon the performance of the Investment Portfolios you allocated your Purchase Payment to during the free look period. This means that you bear the risk of any decline in the value of your contract during the free look period. We do not refund any charges or deductions assessed during the free look period.


ACCUMULATION UNITS


The portion of your Account Value allocated to the Separate Account will go up or down depending upon the investment performance of the Investment Portfolio(s) you choose. In order to keep track of this portion of your Account Value, we use a unit of measure we call an ACCUMULATION UNIT. (An Accumulation Unit works like a share of a mutual fund.)


Every Business Day as of the close of the New York Stock Exchange (generally 4:00 p.m. Eastern Time), we determine the value of an Accumulation Unit for each of the Investment Portfolios by multiplying the Accumulation Unit value for the immediately preceding Business Day by a factor for the current Business Day. The factor is determined by:


1) dividing the net asset value per share of the Investment Portfolio at the end of the current Business Day, plus any dividend or capital gains per share declared on behalf of the Investment Portfolio as of that day, by the net asset value per share of the Investment Portfolio for the previous Business Day, and


2) multiplying it by one minus the Separate Account product charges (including any rider charge for the Annual Step-Up Death Benefit) for each day since the last Business Day and any charges for taxes.


The value of an Accumulation Unit may go up or down from day to day.


When you make a Purchase Payment, we credit your contract with Accumulation Units. The number of Accumulation Units credited is determined by dividing the amount of the Purchase Payment allocated to an Investment Portfolio by the value of the Accumulation Unit for that Investment Portfolio.


Purchase Payments and transfer requests are credited to a contract on the basis of the Accumulation Unit value next determined after receipt of a Purchase Payment or transfer request. Purchase Payments or transfer requests received before the close of the New York Stock Exchange will be credited to your
------
contract that day, after the New York Stock Exchange closes. Purchase Payments or transfer requests received after the close of the New York Stock Exchange,
                              -----
or on a day when the New York Stock Exchange is not open, will be treated as received on the next day the New York Stock Exchange is open (the next Business
Day).


EXAMPLE:



   On Monday we receive an additional Purchase Payment of $5,000 from you before 4:00 p.m. Eastern Time. You have told us you want this to go to the Invesco Mid Cap Value Portfolio. When the New York Stock Exchange closes on that Monday, we determine that the value of an Accumulation Unit for the Invesco Mid Cap Value

   Portfolio is $13.90. We then divide $5,000 by $13.90 and credit your contract on Monday night with 359.71 Accumulation Units for the Invesco Mid Cap Value Portfolio.



ACCOUNT VALUE


ACCOUNT VALUE is equal to the sum of your interests in the Investment Portfolios, the Fixed Account, and the EDCA account. Your interest in each Investment Portfolio is determined by multiplying the number of Accumulation Units for that portfolio by the value of the Accumulation Unit.


REPLACEMENT OF CONTRACTS


EXCHANGE PROGRAMS. From time to time we may offer programs under which certain fixed or variable annuity contracts previously issued by us or one of our affiliates may be exchanged for the contracts offered by this prospectus. Currently, with respect to exchanges from certain of our variable annuity contracts to this contract, an existing contract is eligible for exchange if a withdrawal from, or surrender of, the contract would not trigger a withdrawal charge. The Account Value of this contract attributable to the exchanged assets will not be subject to any withdrawal charge or be eligible for the Enhanced Dollar Cost Averaging program or the Three Month Market Entry Program (see "Investment Options - Dollar Cost Averaging Programs"). Any additional Purchase Payments contributed to the new contract will be subject to all fees and charges, including the withdrawal charge described in this prospectus. You should carefully consider whether an exchange is appropriate for you by comparing the death benefits, living benefits, and other guarantees provided by the contract you currently own to the benefits and guarantees that would be provided by the new contract offered by this prospectus. Then, you should compare the fees and charges (for example, the death benefit charges, the living benefit charges, and the mortality and expense charge) of your current contract to the fees and charges of the new contract, which may be higher than your current contract. The programs we offer will be made available on terms and conditions determined by us, and any such programs will comply with applicable law. We believe the exchanges will be tax-free for federal income tax purposes; however, you should consult your tax adviser before making any such exchange.


OTHER EXCHANGES. Generally you can exchange one variable annuity contract for another in a tax-free exchange under Section 1035 of the Internal Revenue Code. Before making an exchange, you should compare both annuities carefully. If you exchange another annuity for the one described in this prospectus, unless the exchange occurs under one of our exchange programs as described above, you might have to pay a surrender charge on your old annuity, and there will be a new surrender charge period for this contract. Other charges may be higher (or lower) and the benefits may be different. Also, because we will not issue the contract until we have received the initial premium from your existing insurance company, the issuance of the contract may be delayed. Generally, it is not advisable to purchase a contract as a replacement for an existing variable annuity contract. Before you exchange another annuity for our contract, ask your registered representative whether the exchange would be advantageous, given the contract features, benefits and charges.




3. INVESTMENT OPTIONS


The contract offers 55 INVESTMENT PORTFOLIOS, which are listed below. Additional Investment Portfolios may be available in the future.



YOU SHOULD READ THE PROSPECTUSES FOR THESE FUNDS CAREFULLY. YOU CAN OBTAIN COPIES OF THE FUND PROSPECTUSES BY CALLING OR WRITING TO US AT: FIRST METLIFE INVESTORS INSURANCE COMPANY, ANNUITY SERVICE CENTER, P.O. BOX 10366, DES MOINES, IOWA 50306-0366, (888) 562-2027. YOU CAN ALSO OBTAIN INFORMATION ABOUT THE FUNDS (INCLUDING A COPY OF THE STATEMENT OF ADDITIONAL INFORMATION) BY ACCESSING THE SECURITIES AND EXCHANGE COMMISSION'S WEBSITE AT HTTP://

WWW.SEC.GOV. CERTAIN INVESTMENT PORTFOLIOS DESCRIBED IN THE FUND PROSPECTUSES MAY NOT BE AVAILABLE WITH YOUR CONTRACT. (SEE APPENDIX A.) APPENDIX B CONTAINS A SUMMARY OF ADVISERS, SUBADVISERS, AND INVESTMENT OBJECTIVES FOR EACH INVESTMENT PORTFOLIO.


The investment objectives and policies of certain of the Investment Portfolios may be similar to the investment objectives and policies of other mutual funds that certain of the portfolios' investment advisers manage. Although the objectives and policies may be similar, the investment results of the Investment Portfolios may be higher or lower than the results of such other mutual funds. The investment advisers cannot guarantee, and make no representation, that the investment results of similar funds will be comparable even though the funds may have the same investment advisers.


Shares of the Investment Portfolios may be offered to insurance company Separate Accounts of both variable annuity and variable life insurance contracts and to qualified plans. Due to differences in tax treatment and other considerations, the interests of various Owners participating in, and the interests of qualified plans investing in the Investment Portfolios may conflict. The Investment Portfolios will monitor events in order to identify the existence of any material irreconcilable conflicts and determine what action, if any, should be taken in response to any such conflict.


CERTAIN PAYMENTS WE RECEIVE WITH REGARD TO THE INVESTMENT PORTFOLIOS. An investment adviser (other than our affiliate MetLife Advisers, LLC) or subadviser of an Investment Portfolio, or its affiliates, may make payments to us and/or certain of our affiliates. These payments may be used for a variety of purposes, including payment of expenses for certain administrative, marketing, and support services with respect to the contracts and, in our role as an intermediary, with respect to the Investment Portfolios. We and our affiliates may profit from these payments. These payments may be derived, in whole or in part, from the advisory fee deducted from Investment Portfolio assets. Contract Owners, through their indirect investment in the Investment Portfolios, bear the costs of these advisory fees (see the Investment Portfolio prospectuses for more information). The amount of the payments we receive is based on a percentage of assets of the Investment Portfolios attributable to the contracts and certain other variable insurance products that we and our affiliates issue. These percentages differ and some advisers or subadvisers (or their affiliates) may pay us more than others. These percentages currently range up to 0.50%.


Additionally, an investment adviser (other than our affiliate MetLife Advisers, LLC) or subadviser of an Investment Portfolio or its affiliates may provide us with wholesaling services that assist in the distribution of the contracts and may pay us and/or certain of our affiliates amounts to participate in sales meetings. These amounts may be significant and may provide the adviser or subadviser (or its affiliate) with increased access to persons involved in the distribution of the contracts.



We and/or certain of our affiliated insurance companies have joint ownership interests in our affiliated investment adviser, MetLife Advisers, LLC, which is formed as a "limited liability company." Our ownership interests in MetLife Advisers, LLC entitle us to profit distributions if the adviser makes a profit with respect to the advisory fees it receives from the Investment Portfolios. We will benefit accordingly from assets allocated to the Investment Portfolios to the extent they result in profits to the adviser. (See "Fee Tables and Examples - Investment Portfolio Expenses" for information on the management fees paid by the Investment Portfolios and the Statement of Additional Information for the Investment Portfolios for information on the management fees paid by the adviser to the subadvisers.)


Certain Investment Portfolios have adopted a Distribution Plan under Rule 12b-1 of the Investment Company Act of 1940. An Investment Portfolio's 12b-1 Plan, if any, is described in more detail in the Investment Portfolio's prospectus. (See "Fee Tables and Examples - Investment Portfolio Expenses" and "Distributor.") Any payments we receive pursuant to those 12b-1 Plans are paid to us or our distributor. Payments under an Investment Portfolio's 12b-1 Plan decrease the Investment Portfolio's investment return.



We select the Investment Portfolios offered through this contract based on a number of criteria, including asset class coverage, the strength of the adviser's or subadviser's reputation and tenure, brand recognition, performance, and the capability and qualification of each investment firm. Another factor we consider during the selection process is whether the Investment Portfolio's adviser or subadviser is one of our affiliates or whether the Investment Portfolio, its adviser, its subadviser(s), or an affiliate will make payments to us or our affiliates. In this regard, the profit distributions we receive from our affiliated investment adviser are a component of the total revenue that we consider in configuring the features and investment choices available in the variable insurance products that we and our affiliated insurance companies issue. Since we and our affiliated insurance companies may benefit more from the allocation of assets to portfolios advised by our affiliates than to those that are not, we may be more inclined to offer portfolios advised by our affiliates in the variable insurance products we issue. We review the Investment Portfolios periodically and may remove an Investment Portfolio or limit its availability to new Purchase Payments and/or transfers of Account Value if we determine that the Investment Portfolio no longer meets one or more of the selection criteria, and/or if the

Investment Portfolio has not attracted significant allocations from contract Owners. In some cases, we have included Investment Portfolios based on recommendations made by selling firms. These selling firms may receive payments from the Investment Portfolios they recommend and may benefit accordingly from the allocation of Account Value to such Investment Portfolios.


WE DO NOT PROVIDE ANY INVESTMENT ADVICE AND DO NOT RECOMMEND OR ENDORSE ANY PARTICULAR INVESTMENT PORTFOLIO. YOU BEAR THE RISK OF ANY DECLINE IN THE ACCOUNT VALUE OF YOUR CONTRACT RESULTING FROM THE PERFORMANCE OF THE INVESTMENT PORTFOLIOS YOU HAVE CHOSEN.


We make certain payments to American Funds Distributors, Inc., principal underwriter for the American Funds Insurance Series (Reg. TM). (See "Other Information -

Distributor.")



AIM VARIABLE INSURANCE FUNDS (INVESCO VARIABLE INSURANCE FUNDS) (SERIES II)


AIM Variable Insurance Funds (Invesco Variable Insurance Funds) is a registered open-end management investment company with multiple portfolios. Invesco Advisers, Inc. is the investment adviser to each portfolio. The following Series II portfolio is available under the contract:



     Invesco V.I. International Growth Fund



FIDELITY (Reg. TM) VARIABLE INSURANCE PRODUCTS (SERVICE CLASS 2)

Fidelity (Reg. TM) Variable Insurance Products is a variable insurance product portfolio fund with multiple portfolios. Fidelity Management & Research Company is the investment manager. (See Appendix B for the name of the subadviser.) The following Service Class 2 portfolio is available under the contract:


     Equity-Income Portfolio



FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST (CLASS 2)


Franklin Templeton Variable Insurance Products Trust consists of multiple series (Funds). Funds may be available in multiple classes: Class 1, Class 2, Class 3 and Class 4. The portfolio available in connection with your contract is Class 2 shares. Templeton Investment Counsel, LLC is the investment adviser for the Templeton Foreign VIP Fund. (See Appendix B for the name of the subadviser.) The following portfolio is available under the contract:


     Templeton Foreign VIP Fund

         (formerly Templeton Foreign Securities Fund)



MET INVESTORS SERIES TRUST (CLASS B)

Met Investors Series Trust is a mutual fund with multiple portfolios. MetLife Advisers, LLC (MetLife Advisers), an affiliate of First MetLife Investors, is the investment manager of Met Investors Series Trust. MetLife Advisers has engaged subadvisers to provide investment advice for the individual Investment Portfolios. (See Appendix B for the names of the subadvisers.) The following Class B portfolios are available under the contract:


     AllianceBernstein Global Dynamic Allocation Portfolio


     Allianz Global Investors Dynamic Multi-Asset Plus Portfolio


     AQR Global Risk Balanced Portfolio

     BlackRock Global Tactical Strategies Portfolio

     Clarion Global Real Estate Portfolio


     ClearBridge Aggressive Growth Portfolio


     Invesco Balanced-Risk Allocation Portfolio


     Invesco Comstock Portfolio

     Invesco Mid Cap Value Portfolio

         (formerly Lord Abbett Mid Cap Value Portfolio)


     Invesco Small Cap Growth Portfolio

     JPMorgan Global Active Allocation Portfolio


     Lord Abbett Bond Debenture Portfolio


     Met/Franklin Low Duration Total Return Portfolio

     MetLife Balanced Plus Portfolio

     MetLife Multi-Index Targeted Risk Portfolio

     MFS (Reg. TM) Emerging Markets Equity Portfolio

     MFS (Reg. TM) Research International Portfolio

     Morgan Stanley Mid Cap Growth Portfolio


     PanAgora Global Diversified Risk Portfolio


     PIMCO Total Return Portfolio

     Pioneer Fund Portfolio

     Pyramis (Reg. TM) Government Income Portfolio

     Pyramis (Reg. TM) Managed Risk Portfolio

     Schroders Global Multi-Asset Portfolio

     T. Rowe Price Large Cap Value Portfolio

     T. Rowe Price Mid Cap Growth Portfolio

     Third Avenue Small Cap Value Portfolio



METROPOLITAN SERIES FUND

Metropolitan Series Fund is a mutual fund with multiple portfolios. MetLife Advisers, an affiliate of First MetLife Investors, is the investment adviser to the portfolios. MetLife Advisers has engaged subadvisers to provide investment advice for the individual Investment Portfolios. (See Appendix B for the names of the subadvisers.) The following portfolios are available under the contract:



     Baillie Gifford International Stock Portfolio (Class B)

     BlackRock Bond Income Portfolio (Class B)


     BlackRock Capital Appreciation Portfolio (Class A)



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


     BlackRock Money Market Portfolio (Class B)


     Jennison Growth Portfolio (Class B)


     Loomis Sayles Small Cap Growth Portfolio (Class B)

     MetLife Stock Index Portfolio (Class B)

     Neuberger Berman Genesis Portfolio (Class B)

     T. Rowe Price Large Cap Growth Portfolio (Class B)

     T. Rowe Price Small Cap Growth Portfolio (Class B)

     Western Asset Management Strategic Bond Opportunities Portfolio (Class B)


     WMC Core Equity Opportunities Portfolio (Class E)

         (formerly Davis Venture Value Portfolio)




PIMCO VARIABLE INSURANCE TRUST (ADMINISTRATIVE CLASS)

PIMCO Variable Insurance Trust is a mutual fund with multiple portfolios. Pacific Investment Management Company LLC is the investment adviser to each portfolio. The following Administrative Class portfolios are available under the contract:


     PIMCO High Yield Portfolio

     PIMCO Low Duration Portfolio



PUTNAM VARIABLE TRUST (CLASS IB)

Putnam Variable Trust is a mutual fund with multiple portfolios. Putnam Investment Management, LLC is the investment adviser to each portfolio. The following Class IB portfolio is available under the contract:


     Putnam VT Multi-Cap Growth Fund



MET INVESTORS SERIES TRUST - ASSET ALLOCATION PORTFOLIOS


In addition to the portfolios listed above under Met Investors Series Trust, the following portfolios are available under the contract:



     American Funds (Reg. TM) Moderate Allocation Portfolio (Class C)

     American Funds (Reg. TM) Balanced Allocation Portfolio (Class C)

     American Funds (Reg. TM) Growth Allocation Portfolio (Class C)


     MetLife Asset Allocation 100 Portfolio

         (formerly MetLife Aggressive Strategy Portfolio)

     SSgA Growth and Income ETF Portfolio

     SSgA Growth ETF Portfolio



METROPOLITAN SERIES FUND - ASSET ALLOCATION PORTFOLIOS (CLASS B)

In addition to the portfolios listed above under Metropolitan Series Fund, the following Class B portfolios are available under the contract:


     MetLife Asset Allocation 20 Portfolio


     MetLife Asset Allocation 40 Portfolio

     MetLife Asset Allocation 60 Portfolio

     MetLife Asset Allocation 80 Portfolio



INVESTMENT PORTFOLIOS THAT ARE FUNDS-OF-FUNDS


The following Investment Portfolios available within Met Investors Series Trust are "funds of funds":


     American Funds (Reg. TM) Balanced Allocation Portfolio

     American Funds (Reg. TM) Growth Allocation Portfolio

     American Funds (Reg. TM) Moderate Allocation Portfolio

     BlackRock Global Tactical Strategies Portfolio


     MetLife Asset Allocation 20 Portfolio

     MetLife Asset Allocation 40 Portfolio

     MetLife Asset Allocation 60 Portfolio

     MetLife Asset Allocation 80 Portfolio

     MetLife Asset Allocation 100 Portfolio

     MetLife Balanced Plus Portfolio


     MetLife Multi-Index Targeted Risk Portfolio

     Pyramis (Reg. TM) Managed Risk Portfolio

     SSgA Growth and Income ETF Portfolio

     SSgA Growth ETF Portfolio


"Fund of funds" Investment Portfolios invest substantially all of their assets in other portfolios or, with respect to the SSgA Growth and Income ETF Portfolio and the SSgA Growth ETF Portfolio, other exchange-traded funds ("Underlying ETFs"). Therefore, each of these Investment Portfolios will bear its pro rata share of the fees and expenses incurred by the underlying portfolios or Underlying ETFs in which it invests in addition to its own management fees and expenses. This will reduce the investment return of each of the fund of funds Investment Portfolios. The expense levels will vary over time, depending on the mix of underlying portfolios or Underlying ETFs in which the fund of funds Investment Portfolio invests. Contract Owners may be able to realize lower aggregate expenses by investing directly in the underlying portfolios and Underlying ETFs instead of investing in the fund of funds Investment Portfolios, if such underlying portfolios or Underlying ETFs are available under the contract. However, no Underlying ETFs and only some of the underlying portfolios are available under the contract.


TRANSFERS


GENERAL. You can transfer a portion of your Account Value among the Fixed Account (for contracts issued prior to May 1, 2003) and the Investment Portfolios. The contract provides that you can make a maximum of 12 transfers every year and that each transfer is made without charge. We measure a year from the anniversary of the day we issued your contract. We currently allow unlimited transfers but reserve the right to limit this in the future. We may also limit transfers in circumstances of frequent or large transfers, or other transfers we determine are or would be to the disadvantage of other contract Owners. (See "Restrictions on Frequent Transfers" and "Restrictions on Large Transfers" below.) We are not currently charging a transfer fee, but we reserve the right to charge such a fee in the future. If such a charge were to be imposed, it would be $25 for each transfer over 12 in a year. The transfer fee will be deducted from the Investment Portfolio or Fixed Account from which the transfer is made. However, if the entire interest in an account is being transferred, the transfer fee will be deducted from the amount which is transferred.


You can make a transfer to or from any Investment Portfolio or the Fixed Account, subject to the limitations below. All transfers made on the same Business Day will be treated as one transfer. Transfers received before the close of trading on the New York Stock Exchange will take effect as of the end of the Business Day. The following apply to any transfer:


o Your request for transfer must clearly state which Investment Portfolio(s) or the Fixed Account are involved in the transfer.


o  Your request for transfer must clearly state how much the transfer is for.


o The minimum amount you can transfer is $500 from an Investment Portfolio, or your entire interest in the Investment Portfolio, if less (this does not apply to pre-scheduled transfer programs).


o The minimum amount that may be transferred from the Fixed Account is $500, or your entire interest in the Fixed Account. Transfers out of the Fixed Account during the Accumulation Phase are limited to the greater of: (a) 25% of the Fixed Account value at the beginning of the Contract Year, or
     (b) the amount transferred out of the Fixed Account in the prior contract year. Currently we are not imposing these restrictions on transfers out of the Fixed Account, but we have the right to reimpose them at any time. You should be aware that, if transfer restrictions are imposed, it may take a while (even if you make no additional Purchase Payments or transfers into the Fixed Account) to make a complete transfer of your Account Value from the Fixed Account. When deciding whether to invest in the Fixed Account it is important to consider whether the transfer restrictions fit your risk tolerance and time horizon.


o You may not make a transfer to more than 18 Investment Portfolios (including the Fixed Account) at any time if the request is made by telephone to our voice response system or by Internet. A request to transfer to more than 18 Investment Portfolios (including the Fixed Account) may be made by calling or writing our Annuity Service Center.


o If you have elected to add the GMIB Plus I, Lifetime Withdrawal Guarantee II, or Lifetime Withdrawal Guarantee I rider to your contract, you may only make transfers between certain Investment Portfolios. Please refer to "Purchase-Investment Allocation Restrictions for Certain Riders" for more information.



o If you have elected to add the Guaranteed Minimum Accumulation Benefit rider to your contract, you may not transfer out of the Investment Portfolio you chose at issue until the rider terminates. Please refer to the section "Living Benefits-Guaranteed Minimum Accumulation Benefit."



During the Accumulation Phase, to the extent permitted by applicable law, during times of drastic economic or market conditions, we may suspend the transfer privilege temporarily without notice and treat transfer requests based on their separate components (a redemption order with simultaneous request for purchase of another Investment Portfolio). In such a case, the redemption order would be processed at the source Investment Portfolio's next determined Accumulation Unit value. However, the purchase of the new Investment Portfolio would be effective at the next determined Accumulation Unit value for the new Investment Portfolio only after we receive the proceeds from the source Investment Portfolio, or we otherwise receive cash on behalf of the source Investment Portfolio.


For transfers during the Accumulation Phase, we have reserved the right to restrict transfers to the Fixed Account if any one of the following conditions exist:


o the credited interest rate on the Fixed Account is equal to the guaranteed minimum rate;

o your Account Value in the Fixed Account equals or exceeds our published maximum for Fixed Account allocation (currently, there is no limit); or


o  a transfer was made out of the Fixed Account within the previous 180 days.


During the Income Phase, you cannot make transfers from a fixed Annuity Payment option to the Investment Portfolios. You can, however, make transfers during the Income Phase from the Investment Portfolios to a fixed Annuity Payment option and among the Investment Portfolios.


TRANSFERS BY TELEPHONE OR OTHER MEANS. You may elect to make transfers by telephone, Internet or other means acceptable to us. To elect this option, you must first provide us with a notice or agreement in a form that we may require. If you own the contract with a Joint Owner, unless we are instructed otherwise, we will accept instructions from either you or the other Owner. (See "Other Information - Requests and Elections.")


All transfers made on the same day will be treated as one transfer. A transfer will be made as of the end of the Business Day when we receive a notice containing all the required information necessary to process the request. We will consider telephone and Internet requests received after the close of the New York Stock Exchange (generally 4:00 p.m. Eastern Time), or on a day when the New York Stock Exchange is not open, to be received on the next day the New York Stock Exchange is open (the next Business Day).


PRE-SCHEDULED TRANSFER PROGRAM. There are certain programs that involve transfers that are pre-scheduled. When a transfer is made as a result of such a program, we do not count the transfer in determining the applicability of any transfer fee and certain minimums do not apply. The current pre-scheduled transfers are made in conjunction with the following: Dollar Cost Averaging, Three Month Market Entry and Automatic Rebalancing Programs.


RESTRICTIONS ON FREQUENT TRANSFERS. Frequent requests from contract Owners to transfer Account Value may dilute the value of an Investment Portfolio's shares if the frequent trading involves an attempt to take advantage of pricing inefficiencies created by a lag between a change in the value of the securities held by the portfolio and the reflection of that change in the portfolio's share price ("arbitrage trading"). Frequent transfers involving arbitrage trading may adversely affect the long-term performance of the Investment Portfolios, which may in turn adversely affect contract Owners and other persons who may have an interest in the contracts (E.G., Annuitants and Beneficiaries).



We have policies and procedures that attempt to detect and deter frequent transfers in situations where we determine there is a potential for arbitrage trading. Currently, we believe that such situations may be presented in the international, small-cap, and high-yield Investment Portfolios (i.e., the Baillie Gifford International Stock Portfolio, Clarion Global Real Estate Portfolio, Invesco Small Cap Growth Portfolio, Invesco V.I. International Growth Fund, Loomis Sayles Small Cap Growth Portfolio, Lord Abbett Bond Debenture Portfolio, MFS (Reg. TM) Emerging Markets Equity Portfolio, MFS (Reg.
TM) Research International Portfolio, Neuberger Berman Genesis Portfolio, PIMCO High Yield Portfolio, T. Rowe Price Small Cap Growth Portfolio, Templeton Foreign VIP Fund, Third Avenue Small Cap Value Portfolio, and Western Asset Management Strategic Bond Opportunities Portfolio), and we monitor transfer activity in those portfolios (the "Monitored Portfolios"). We employ various means to monitor transfer activity, such as examining the frequency and size of transfers into and out of the Monitored Portfolios within given periods of time. For example, we currently monitor transfer activity to determine if, for each category of international, small-cap, and high-yield portfolios, in a 12-month period there were: (1) six or more transfers involving the given category; (2) cumulative gross transfers involving the given category that exceed the current Account Value; and (3) two or more "round-trips" involving the given category. A round-trip generally is defined as a transfer in followed by a transfer out within the next seven calendar days or a transfer out followed by a transfer in within the next seven calendar days, in either case subject to certain other criteria. WE DO NOT BELIEVE THAT OTHER INVESTMENT PORTFOLIOS PRESENT A SIGNIFICANT OPPORTUNITY TO ENGAGE IN ARBITRAGE TRADING AND THEREFORE DO NOT MONITOR TRANSFER ACTIVITY IN THOSE PORTFOLIOS. We may change the Monitored Portfolios at any time without notice in our sole discretion.



Our policies and procedures may result in transfer restrictions being applied to deter frequent transfers. Currently, when we detect transfer activity in the Monitored Portfolios that exceeds our current transfer limits, we require future transfer requests to or from any Monitored Portfolios under that contract to be submitted with an original signature. A first occurrence will result in the imposition of this restriction for a six month period; a second occurrence will result in the permanent imposition of the restriction. Transfers made under a Dollar Cost Averaging Program, a rebalancing program or, if applicable, any asset allocation program described in this prospectus are not treated as transfers when we monitor the frequency of transfers.


The detection and deterrence of harmful transfer activity involves judgments that are inherently subjective, such as the decision to monitor only those Investment Portfolios that we believe are susceptible to arbitrage trading or the determination of the transfer limits. Our ability to detect and/or restrict such transfer activity may be limited by operational and technological systems, as well as our ability to predict strategies employed by Owners to avoid such detection. Our ability to restrict such transfer activity also may be limited by provisions of the contract. Accordingly, there is no assurance that we will prevent all transfer activity that may adversely affect Owners and other persons with interests in the contracts. We do not accommodate frequent transfers in any Investment Portfolio and there are no arrangements in place to permit any contract Owner to engage in frequent transfers; we apply our policies and procedures without exception, waiver, or special arrangement.


The Investment Portfolios may have adopted their own policies and procedures with respect to frequent transfers in their respective shares, and we reserve the right to enforce these policies and procedures. For example, Investment Portfolios may assess a redemption fee (which we reserve the right to collect) on shares held for a relatively short period. The prospectuses for the Investment Portfolios describe any such policies and procedures, which may be more or less restrictive than the policies and procedures we have adopted. Although we may not have the contractual authority or the operational capacity to apply the frequent transfer policies and procedures of the Investment Portfolios, we have entered into a written agreement, as required by SEC regulation, with each Investment Portfolio or its principal underwriter that obligates us to provide to the Investment Portfolio promptly upon request certain information about the trading activity of individual contract Owners, and to execute instructions from the Investment Portfolio to restrict or prohibit further purchases or transfers by specific contract Owners who violate the frequent transfer policies established by the Investment Portfolio.


In addition, contract Owners and other persons with interests in the contracts should be aware that the purchase and redemption orders received by the Investment Portfolios generally are "omnibus" orders from intermediaries, such as retirement plans or separate accounts funding variable insurance contracts. The omnibus orders reflect the aggregation and netting of multiple orders from individual Owners of variable insurance contracts and/or individual retirement plan participants. The omnibus nature of these orders may limit the Investment Portfolios in their ability to apply their frequent transfer policies and procedures. In addition, the other insurance companies and/or retirement plans may have different policies and procedures or may not have any such policies and procedures because of contractual limitations. For these reasons, we cannot guarantee that the Investment Portfolios (and thus contract Owners) will not be harmed by transfer activity relating to other insurance companies and/or retirement plans that may invest in the Investment Portfolios. If an Investment Portfolio believes that an omnibus order reflects one or more transfer requests from contract Owners engaged in frequent trading, the Investment Portfolio may reject the entire omnibus order.


In accordance with applicable law, we reserve the right to modify or terminate the transfer privilege at any time. We also reserve the right to defer or restrict the transfer privilege at any time that we are unable to purchase or redeem shares of any of the Investment Portfolios, including any refusal or restriction on purchases or redemptions of their shares as a result of their own policies and procedures on frequent transfers (even if an entire omnibus order is rejected due to the frequent transfers of a single contract Owner). You should read the Investment Portfolio prospectuses for more details.


RESTRICTIONS ON LARGE TRANSFERS. Large transfers may increase brokerage and administrative costs of the Investment Portfolios and may disrupt portfolio management strategy, requiring an Investment Portfolio to maintain a high cash position and possibly resulting in lost investment opportunities and forced liquidations. We do not monitor for large transfers to or from Investment Portfolios except where the portfolio manager of a particular Investment Portfolio has brought large transfer activity to our attention for investigation on a case-by-case basis. For example, some portfolio managers have asked us to monitor for "block transfers" where transfer requests have been submitted on behalf of multiple contract Owners by a third party such as an investment adviser. When we detect such large trades, we may impose restrictions similar to those described above where future transfer requests from that third party must be submitted in writing with an original signature. A first occurrence will result in the imposition of this restriction for a six-month period; a second occurrence will result in the permanent imposition of the restriction.



DOLLAR COST AVERAGING PROGRAMS


We offer two dollar cost averaging programs as described below. By allocating amounts on a regular schedule as opposed to allocating the total amount at one particular time, you may be less susceptible to the impact of market fluctuations. You can elect only one dollar cost averaging program at a time. The dollar cost averaging programs are available only during the Accumulation Phase.


If you make an additional Purchase Payment while a Dollar Cost Averaging (DCA) or Enhanced Dollar Cost Averaging (EDCA) program is in effect, we will not allocate the additional payment to the DCA or EDCA program unless you tell us to do so. Instead, unless you previously provided different allocation instructions for future Purchase Payments or provide new allocation instructions with the payment, we will allocate the additional Purchase Payment directly to the same destination Investment Portfolios you selected under the DCA or EDCA program. Any Purchase Payments received after the DCA or EDCA program has ended will be allocated as described in "Purchase -

Allocation of Purchase Payments."


We reserve the right to modify, terminate or suspend any of the dollar cost averaging programs. There is no additional charge for participating in any of the dollar cost averaging programs. If you participate in any of the dollar cost averaging programs, the transfers made under the program are not taken into account in determining any transfer fee. We may, from time to time, offer other dollar cost averaging programs which have terms different from those described in this prospectus. We will terminate your participation in a dollar cost averaging program when we receive notification of your death.


The two dollar cost averaging programs are:


1. STANDARD DOLLAR COST AVERAGING (DCA)


This program allows you to systematically transfer a set amount each month from the Fixed Account or from a money market Investment Portfolio to any of the other available Investment Portfolio(s) you select. We provide certain exceptions from our normal Fixed Account restrictions to accommodate the Dollar Cost Averaging program. These transfers are made on a date you select or, if you do not select a date, on the date that a Purchase Payment or Account Value is allocated to the dollar cost averaging program. However, transfers will be made on the 1st day of the following month for Purchase Payments or Account Value allocated to the dollar cost averaging program on the 29th, 30th, or 31st day of a month.


If you allocate an additional Purchase Payment to your existing DCA program, the DCA transfer amount will not be increased; however, the number of months over which transfers are made is increased, unless otherwise elected in writing. You can terminate the program at any time, at which point transfers under the program will stop. This program is not available if you have selected the GMIB Plus I rider, the Lifetime Withdrawal Guarantee II rider, or the GMAB rider.


2. ENHANCED DOLLAR COST AVERAGING (EDCA) PROGRAM


The Enhanced Dollar Cost Averaging (EDCA) program allows you to systematically transfer amounts from a guaranteed account option, the EDCA account in the general account, to any available Investment Portfolio(s) you select. Except as discussed below, only new Purchase Payments or portions thereof can be allocated to an EDCA account. The transfer amount will be equal to the amount allocated to the EDCA account divided by a specified number of months (currently 6 or 12 months). For example, a $12,000 allocation to a 6-month program will consist of six $2,000 transfers, and a final transfer of the interest processed separately as a seventh transfer.


When a subsequent Purchase Payment is allocated by you to your existing EDCA account, we create "buckets" within your EDCA account.


o The EDCA transfer amount will be increased by the subsequent Purchase Payment divided by the number of EDCA months (6 or 12 months as you selected) and thereby accelerates the time period over which transfers are made.


o Each allocation (bucket) resulting from a subsequent Purchase Payment will earn interest at the then current interest rate applied to new allocations to an EDCA account of the same monthly term.


o Allocations (buckets) resulting from each Purchase Payment, along with the interest credited, will be transferred on a first-in, first-out basis. Using the example above, a subsequent $6,000 allocation to a 6 month EDCA will increase the EDCA transfer amount from $2,000 to $3,000 ($2,000 plus $6,000/6). This increase will have the effect of accelerating the rate at which the 1st payment bucket is exhausted.


(See Appendix C for further examples of EDCA with multiple Purchase Payments.)


The interest rate earned in an EDCA account will be the minimum guaranteed rate, plus any additional interest which we may declare from time to time. The minimum interest rate depends on the date your contract is issued, but will not be less than 1%. The interest rate earned in an EDCA account is paid over time on declining amounts in the EDCA account. Therefore, the amount of interest payments you receive will decrease as amounts are systematically transferred from the EDCA account to any Investment Portfolio, and the effective interest rate earned will therefore be less than the declared interest rate.


The first transfer we make under the EDCA program is the date your Purchase Payment is allocated to your EDCA account. Subsequent transfers will be made each month thereafter on the same day. However, transfers will be made on the 1st day of the following month for Purchase Payments allocated on the 29th, 30th, or 31st day of a month. If the selected day is not a Business Day, the transfer will be deducted from the EDCA account on the selected day but will be applied to the Investment Portfolios on the next Business Day. EDCA interest will not be credited on the transfer amount between the selected day and the next Business Day. Transfers will continue on a monthly basis until all amounts are transferred from your EDCA account. Your EDCA account will be terminated as of the last transfer.


If you decide you no longer want to participate in the EDCA program, all money remaining in your EDCA account will be transferred to the BlackRock Money Market Portfolio, unless you specify otherwise.


THREE MONTH MARKET ENTRY PROGRAM


Alternatively, you can participate in the Three Month Market Entry Program which operates in the same manner as the Enhanced Dollar Cost Averaging Program, except it is of 3 months duration.


AUTOMATIC REBALANCING PROGRAM


Once your money has been allocated to the Investment Portfolios, the performance of each portfolio may cause your allocation to shift. You can direct us to automatically rebalance your contract to return to your original percentage allocations by selecting our Automatic Rebalancing Program. You can tell us whether to rebalance monthly, quarterly, semi-annually or annually.


An automatic rebalancing program is intended to transfer Account Value from those portfolios that have increased in value to those that have declined or not increased as much in value. Over time, this method of investing may help you "buy low and sell high," although there can be no assurance that this objective will be achieved. Automatic rebalancing does not guarantee profits, nor does it assure that you will not have losses.


We will measure the rebalancing periods from the anniversary of the date we issued your contract. If a dollar cost averaging (either DCA or EDCA) program is in effect, rebalancing allocations will be based on your current DCA or EDCA allocations. If you are not participating in a dollar cost averaging program, we will make allocations based upon your current Purchase Payment allocations, unless you tell us otherwise.


The Automatic Rebalancing Program is available only during the Accumulation Phase. There is no additional charge for participating in the Automatic Rebalancing Program. If you participate in the Automatic Rebalancing Program, the transfers made under the program are not taken into account in determining any transfer fee. We will terminate your participation in the Automatic Rebalancing Program when we receive notification of your death. This program is not available if you have selected the GMAB rider.



EXAMPLE:

   Assume that you want your initial Purchase Payment split between two Investment Portfolios. You want 40% to be in the Lord Abbett Bond Debenture Portfolio and 60% to be in the T. Rowe Price Mid Cap Growth Portfolio. Over the next 2 1/2 months the bond market does very well while the stock market performs poorly. At the end of the first quarter, the Lord Abbett Bond Debenture Portfolio now represents 50% of your holdings because of its increase in value. If you have chosen to have your holdings rebalanced quarterly, on the first day of the next quarter, we will sell some of your units in the Lord Abbett Bond Debenture Portfolio to bring its value back to 40% and use the money to buy more units in the T. Rowe Price Mid Cap Growth Portfolio to increase those holdings to 60%.


VOTING RIGHTS


We are the legal owner of the Investment Portfolio shares. However, we believe that when an Investment Portfolio solicits proxies in conjunction with a vote of shareholders, we are required to obtain from you and other affected Owners instructions as to how to vote those shares. When we receive those instructions, we will vote all of the shares we own in proportion to those instructions. This will also include any shares that we own on our own behalf. The effect of this proportional voting is that a small number of contract Owners may control the outcome of a vote. Should we determine that we are no longer required to comply with the above, we will vote the shares in our own right.


SUBSTITUTION OF INVESTMENT OPTIONS


If investment in the Investment Portfolios or a particular Investment Portfolio is no longer possible, in our judgment becomes inappropriate for purposes of the contract, or for any other reason in our sole discretion, we may substitute another Investment Portfolio or Investment Portfolios without your consent. The substituted Investment Portfolio may have different fees and expenses. Substitution may be made with respect to existing investments or the investment of future Purchase Payments, or both. However, we will not make such substitution without any necessary approval of the Securities and Exchange Commission and applicable state insurance departments. Furthermore, we may close Investment Portfolios to allocation of Purchase Payments or Account Value, or both, at any time in our sole discretion.




4. EXPENSES

There are charges and other expenses associated with the contract that reduce the return on your investment in the contract. These charges and expenses are:


PRODUCT CHARGES


SEPARATE ACCOUNT PRODUCT CHARGES. Each day, we make a deduction for our Separate Account product charges (which consist of the mortality and expense charge, the administration charge and the charges related to any death benefit riders). We do this as part of our calculation of the value of the Accumulation Units and the Annuity Units (I.E., during the Accumulation Phase and the Income Phase-although death benefit charges no longer continue in the Income Phase).


MORTALITY AND EXPENSE CHARGE. We assess a daily mortality and expense charge that is equal, on an annual basis, to 1.05% of the average daily net asset value of each Investment Portfolio. For contracts issued prior to May 1, 2004, the mortality and expense charge on an annual basis is 1.15% of the average daily net asset value of each Investment Portfolio.


This charge compensates us for mortality risks we assume for the Annuity Payment and death benefit guarantees made under the contract. These guarantees include making Annuity Payments that will not change based on our actual mortality experience, and providing a guaranteed minimum death benefit under the contract. The charge also compensates us for expense risks we assume to cover contract maintenance expenses. These expenses may include issuing contracts, maintaining records, making and maintaining subaccounts available under the contract and performing accounting, regulatory compliance, and reporting functions. This charge also compensates us for costs associated with the establishment and administration of the contract, including programs like transfers and dollar cost averaging. If the mortality and expense charge is inadequate to cover the actual expenses of mortality, maintenance, and administration, we will bear the loss. If the charge exceeds the actual expenses, we will add the excess to our profit and it may be used to finance distribution expenses or for any other purpose.

ADMINISTRATION CHARGE. This charge is equal, on an annual basis, to 0.25% of the average daily net asset value of each Investment Portfolio. This charge, together with the account fee (see below), is for the expenses associated with the administration of the contract. Some of these expenses are: issuing contracts, maintaining records, providing accounting, valuation, regulatory and reporting services, as well as expenses associated with marketing, sale and distribution of the contracts.


DEATH BENEFIT RIDER CHARGE. If you select the Annual Step-Up Death Benefit rider, we will deduct a charge that compensates us for the costs and risks we assume in providing the benefit. This charge (assessed during the Accumulation Phase) is equal, on an annual basis, to 0.20% of the average daily net asset value of each Investment Portfolio.


ACCOUNT FEE


During the Accumulation Phase, every Contract Year on your contract anniversary (the anniversary of the date when your contract was issued), we will deduct $30 from your contract as an account fee for the prior Contract Year if your Account Value is less than $50,000. If you make a complete withdrawal from your contract, the full account fee will be deducted from the Account Value regardless of the amount of your Account Value. During the Accumulation Phase, the account fee is deducted pro rata from the Investment Portfolios. This charge is for administrative expenses (see above). This charge cannot be increased.


A pro rata portion of the charge will be deducted from the Account Value on the Annuity Date if this date is other than a contract anniversary. If your Account Value on the Annuity Date is at least $50,000, then we will not deduct the account fee. After the Annuity Date, the charge will be collected monthly out of the Annuity Payment, regardless of the size of your contract.


GUARANTEED MINIMUM INCOME

BENEFIT - RIDER CHARGE


We offer a Guaranteed Minimum Income Benefit (GMIB) that you can select when you purchase the contract. There are two different versions of the GMIB under this contract: GMIB Plus I and GMIB.


If you select a GMIB rider, we assess a charge during the Accumulation Phase equal to a percentage of the Income Base at the time the rider charge is assessed. (See "Living Benefits - Guaranteed Income Benefits" for a description of how the Income Base is determined.) The percentage charges for each version of the GMIB rider are listed below.


The GMIB rider charge is assessed at the first contract anniversary, and then at each subsequent contract anniversary, up to and including the anniversary on or immediately preceding the date the rider is exercised.


If you: make a full withdrawal (surrender); begin to receive Annuity Payments at the Annuity Date; change the Owner or Joint Owner (or the Annuitant, if a non-natural person owns the contract); or assign the contract, a pro rata portion of the GMIB rider charge will be assessed based on the number of months from the last contract anniversary to the date of the withdrawal, the beginning of Annuity Payments, the change of Owner/Annuitant, or the assignment.


If a GMIB rider is terminated for the following reasons, no GMIB rider charge will be assessed based on the number of months from the last contract anniversary to the date the termination takes effect:


o the death of the Owner or Joint Owner (or the Annuitant, if a non-natural person owns the contract);


o because it is the 30th day following the contract anniversary prior to the Owner's 91st birthday (for GMIB Plus I) or 86th birthday (for GMIB) ; or


o  the Guaranteed Principal Option is exercised (only applicable to GMIB Plus
     I).


The GMIB rider charge is deducted from your Account Value pro rata from each Investment Portfolio, the Fixed Account and the EDCA account in the ratio each portfolio/

account bears to your total Account Value. We take amounts from the investment options that are part of the Separate Account by canceling Accumulation Units from the Separate Account.


For GMIB Plus I, the rider charge is assessed on the Income Base prior to any Optional Step-Up. (See "Living Benefits - Guaranteed Income Benefits" for information on Optional Step-Ups.)


We reserve the right to increase the rider charge upon an Optional Step-Up, up to a rate that does not exceed the lower of: (a) 1.50% of the Income Base (the Maximum Optional Step-Up Charge), or (b) the current rate that we would charge for the same rider available for new contract purchases at the time of the Optional Step-Up. The increased rider charge will apply after the contract anniversary on which the Optional Step-Up occurs. (See below for certain versions of the GMIB Plus I rider for which we are currently increasing the rider charge upon an Optional Step-Up on a contract anniversary occurring on July 1, 2012 or later.)


If you selected the GMIB Plus I rider with a contract issued on or before February 23, 2009, the rider charge is 0.75% of the Income Base. If you selected the GMIB Plus I rider with a contract issued on or after February 24, 2009, the rider charge is 0.95% of the Income Base. For contracts issued with the version of the GMIB Plus I rider with an annual increase rate of 6%, if your Income Base is increased due to an Optional Step-Up on a contract anniversary occurring on July 1, 2012 or later, we currently will increase the rider charge to 1.15% of the Income Base, applicable after the contract anniversary on which the Optional Step-Up occurs.


If you selected the GMIB rider, the rider charge is 0.50% of the Income Base. For contracts issued from May 1, 2003, and prior to May 1, 2005, this charge is reduced to 0.45% of the Income Base in the event that you elect the optional Annual Step-Up Death Benefit. (See "Death Benefit.")


LIFETIME WITHDRAWAL GUARANTEE AND GUARANTEED WITHDRAWAL BENEFIT - RIDER CHARGE


There are two versions of the optional Lifetime Withdrawal Guarantee rider: the Lifetime Withdrawal Guarantee II rider and the Lifetime Withdrawal Guarantee I rider (collectively referred to as the Lifetime Withdrawal Guarantee riders). There are also two versions of the optional Guaranteed Withdrawal Benefit (GWB) rider: the Enhanced GWB rider and the GWB I rider (collectively referred to as the Guaranteed Withdrawal Benefit riders).


If you elect one of the Lifetime Withdrawal Guarantee riders or one of the Guaranteed Withdrawal Benefit riders, a charge is deducted from your Account Value during the Accumulation Phase on each contract anniversary. The percentage charges for each version of the LWG and GWB riders are listed below.



For the Lifetime Withdrawal Guarantee riders, the charge is a percentage of the Total Guaranteed Withdrawal Amount (see "Living Benefits - Guaranteed Withdrawal Benefits - Description of the Lifetime Withdrawal Guarantee II" and "Description of the Lifetime Withdrawal Guarantee I") on the contract anniversary prior to taking into account any Automatic Annual Step-Up occurring on such contract anniversary. For the versions of the Lifetime Withdrawal Guarantee riders with Compounding Income Amounts, the charge is calculated after applying the Compounding Income Amount. (See ""Living Benefits - Guaranteed Withdrawal Benefits - Description of the Lifetime Withdrawal Guarantee II" and "Description of the Lifetime Withdrawal Guarantee I" for information on Automatic Annual Step-Ups and Compounding Income Amounts.)


For the Guaranteed Withdrawal Benefit riders, the charge is a percentage of the Guaranteed Withdrawal Amount (see "Living Benefits - Guaranteed Withdrawal Benefits - Description of the Enhanced Guaranteed Withdrawal Benefit") on the contract anniversary, prior to taking into account any Optional Reset occurring on such contract anniversary. (See "Living Benefits - Guaranteed Withdrawal Benefits - Description of the Enhanced Guaranteed Withdrawal Benefit" and "Description of the Guaranteed Withdrawal Benefit I" for information on Optional Resets.)


If you: make a full withdrawal (surrender) of your Account Value; you apply all of your Account Value to an Annuity Option: there is a change in Owners, Joint Owners or Annuitants (if the Owner is a non-natural person): the contract terminates (except for a termination due to death); or (under the Lifetime Withdrawal Guarantee II rider) you assign your contract, a pro rata portion of the rider charge will be assessed based on the number of full months from the last contract anniversary to the date of the change.


If a Lifetime Withdrawal Guarantee rider or Guaranteed Withdrawal Benefit rider is terminated because of the death of the Owner, Joint Owner or Annuitants (if the Owner is a non-natural person), or if a Lifetime Withdrawal Guarantee rider or Enhanced GWB rider is cancelled pursuant to the cancellation provisions of each rider, no rider charge will be assessed based on the period from the most recent contract anniversary to the date the termination takes effect.


The Lifetime Withdrawal Guarantee and Guaranteed Withdrawal Benefit rider charges are deducted from your Account Value pro rata from each Investment Portfolio, the Fixed Account and the EDCA account in the ratio each portfolio/account bears to your total Account Value. We take amounts from the investment options that are part of the Separate Account by canceling Accumulation Units from the Separate Account.


LIFETIME WITHDRAWAL GUARANTEE RIDERS - AUTOMATIC ANNUAL STEP-UP. We reserve the right to increase the Lifetime Withdrawal Guarantee rider charge upon an Automatic Annual Step-Up. The increased rider charge will apply after the contract anniversary on which the Automatic Annual Step-Up occurs.


If an Automatic Annual Step-Up occurs under the Lifetime Withdrawal Guarantee II or Lifetime Withdrawal Guarantee I rider, we may reset the rider charge applicable beginning after the contract anniversary on which the Automatic Annual Step-Up occurs to a rate that does not exceed the lower of: (a) the Maximum Automatic Annual Step-Up Charge or (b) the current rate that we would charge for the same rider available for new contract purchases at the time of the Automatic Annual Step-Up.


o For contracts issued with the Lifetime Withdrawal Guarantee II rider on or after February 24, 2009, the Maximum Automatic Annual Step-Up Charge is 1.60% for the Single Life version and 1.80% for the Joint Life version.


o For contracts issued with the Lifetime Withdrawal Guarantee II rider on or before February 23, 2009, the Maximum Automatic Annual Step-Up Charge is 1.25% for the Single Life version and 1.50% for the Joint Life version.


o For contracts issued with the Lifetime Withdrawal Guarantee I rider, the Maximum Automatic Annual Step-Up Charge is 0.95% for the Single Life version and 1.40% for the Joint Life version.


(See below for certain versions of the Lifetime Withdrawal Guarantee riders for which we are currently increasing the rider charge upon an Automatic Annual Step-Up on a contract anniversary occurring on July 1, 2012 or later.)


LIFETIME WITHDRAWAL GUARANTEE RIDERS - RIDER CHARGES. For contracts issued with the Lifetime Withdrawal Guarantee II on or after February 24, 2009, the rider charge is 1.25% (Single Life version) or 1.50% (Joint Life version) of the Total Guaranteed Withdrawal Amount.


For contracts issued with the Lifetime Withdrawal Guarantee II on or before February 23, 2009, the rider charge is 0.65% (Single Life version) or 0.85% (Joint Life version) of the Total Guaranteed Withdrawal Amount. If your Total Guaranteed Withdrawal Amount is increased due to an Automatic Annual Step-Up on a contract anniversary occurring on July 1, 2012 or later, we currently will increase the rider charge for the Single Life version to 0.95% of the Total Guaranteed Withdrawal Amount, and we will increase the rider charge for the Joint Life version to 1.20% of the Total Guaranteed Withdrawal Amount, applicable after the contract anniversary on which the Automatic Annual Step-Up occurs.


The rider charge for the Lifetime Withdrawal Guarantee I is 0.50% (Single Life version) or 0.70% (Joint Life version) of the Total Guaranteed Withdrawal Amount. If your Total Guaranteed Withdrawal Amount is increased due to an Automatic Annual Step-Up on a contract anniversary occurring on July 1, 2012 or later, we currently will increase the rider charge for the Single Life version to 0.80% of the Total Guaranteed Withdrawal Amount, and we will increase the rider charge for the Joint Life version to 1.05% of the Total Guaranteed Withdrawal Amount, applicable after the contract anniversary on which the Automatic Annual Step-Up occurs.


GUARANTEED WITHDRAWAL BENEFIT RIDERS - OPTIONAL RESET. We reserve the right to increase the Guaranteed Withdrawal Benefit rider charge upon an Optional Reset. The increased rider charge will apply after the contract anniversary on which the Optional Reset occurs.


o If an Optional Reset occurs under a contract issued with the Enhanced GWB rider on or after July 16, 2007, we may reset the rider charge applicable beginning after the contract anniversary on which the Optional Reset occurs to the rate that would be applicable to current contract purchases of the same rider at the time of the Optional Reset, but to no more than a maximum of 1.00% of the Guaranteed Withdrawal Amount.


o If an Optional Reset occurs under a contract issued with the Enhanced GWB rider on or before July 13, 2007, we may reset the rider charge applicable beginning after the contract anniversary on which the Optional Reset occurs to the rate that would be applicable to current contract purchases of the same rider at the time of the Optional Reset, but to no more than a maximum of 0.95% of the Guaranteed Withdrawal Amount.


o If an Optional Reset occurs under a contract with the GWB I rider, we may reset the rider charge applicable beginning after the contract anniversary on which the Optional Reset occurs to the rate that would be applicable to current contract purchases of the same rider at the time of the reset, but to no more than a maximum of 0.95% of the Guaranteed Withdrawal Amount.


GUARANTEED WITHDRAWAL BENEFIT RIDERS - RIDER CHARGES. For contracts issued with the Enhanced GWB rider on or after July 16, 2007, the rider charge is 0.55% of the Guaranteed Withdrawal Amount.


For contracts issued with the Enhanced GWB rider on or before July 13, 2007, the rider charge is 0.50% of the Guaranteed Withdrawal Amount.


The rider charge for the GWB I is 0.50% of the Guaranteed Withdrawal Amount.


GUARANTEED MINIMUM ACCUMULATION

BENEFIT - RIDER CHARGE



If you elected the GMAB, a charge is deducted from your Account Value during the Accumulation Phase on each contract anniversary. The charge is equal to 0.75% of the GMAB Guaranteed Accumulation Amount (see "Living Benefits-Guaranteed Minimum Accumulation Benefit") at the end of the prior Contract Year. The GMAB rider charge is deducted from your Account Value pro rata from the Investment Portfolio and the EDCA account in the ratio each portfolio/account bears to your total Account Value. We take amounts from the investment options that are part of the Separate Account by cancelling Accumulation Units from the Separate Account. If you make a full withdrawal (surrender) of your Account Value or you apply your Account Value to an Annuity Option, we will assess a pro rata portion of the GMAB rider charge based on the number of whole months since the last contract anniversary.



WITHDRAWAL CHARGE


We impose a withdrawal charge to reimburse us for contract sales expenses, including commissions and other distribution, promotion, and acquisition expenses. During the Accumulation Phase, you can make a withdrawal from your contract (either a partial or a complete withdrawal). If the amount you withdraw is determined to include the withdrawal of any of your prior Purchase Payments, a withdrawal charge is assessed against each Purchase Payment withdrawn. To determine what portion (if any) of a withdrawal is subject to a withdrawal charge, amounts are withdrawn from your contract in the following order:


1. Earnings in your contract (earnings are equal to your Account Value, less Purchase Payments not previously withdrawn); then


2. The free withdrawal amount described below (deducted from Purchase Payments not previously withdrawn, in the order such Purchase Payments were made, with the oldest Purchase Payment first, as described below); then


3. Purchase Payments not previously withdrawn, in the order such Purchase Payments were made: the oldest Purchase Payment first, the next Purchase Payment second, etc. until all Purchase Payments have been withdrawn.


The withdrawal charge is calculated at the time of each withdrawal in accordance with the following:



Number of Complete Years from        Withdrawal Charge
Receipt of Purchase Payment       (% of Purchase Payment)
------------------------------   ------------------------
  0                                         7
  1                                         6
  2                                         6
  3                                         5
  4                                         4
  5                                         3
  6                                         2
  7 and thereafter                          0

For a partial withdrawal, the withdrawal charge is deducted from the remaining Account Value, if sufficient. If the remaining Account Value is not sufficient, the withdrawal charge is deducted from the amount withdrawn.


If the Account Value is smaller than the total of all Purchase Payments, the withdrawal charge only applies up to the Account Value.


We do not assess the withdrawal charge on any payments paid out as Annuity Payments or as death benefits, although we do assess the withdrawal charge in calculating GMIB payments, if applicable. In addition, we will not assess the withdrawal charge on required minimum distributions from Qualified Contracts in order to satisfy federal income tax rules or to avoid required federal income tax penalties. This exception only applies to amounts required to be distributed from this contract. We do not assess the withdrawal charge on earnings in your contract.


NOTE: For tax purposes, earnings from Non-Qualified Contracts are considered to come out first.

FREE WITHDRAWAL AMOUNT. The free withdrawal amount for each Contract Year after the first (there is no free withdrawal amount in the first Contract Year) is equal to 10% of your total Purchase Payments, less the total free withdrawal amount previously withdrawn in the same Contract Year. Also, we currently will not assess the withdrawal charge on amounts withdrawn during the first Contract Year under the Systematic Withdrawal Program. Any unused free withdrawal amount in one Contract Year does not carry over to the next Contract Year.


REDUCTION OR ELIMINATION OF THE WITHDRAWAL CHARGE


GENERAL. We may elect to reduce or eliminate the amount of the withdrawal charge when the contract is sold under circumstances which reduce our sales expenses. Some examples of circumstances which reduce our sales expenses are: if there is a large group of individuals that will be purchasing the contract, or if a prospective purchaser already had a relationship with us.


NURSING HOME OR HOSPITAL CONFINEMENT RIDER. We will not impose a withdrawal charge if, after you have owned the contract for one year, you or your Joint Owner becomes confined to a nursing home and/or hospital for at least 90 consecutive days or confined for a total of at least 90 days if there is no more than a 6-month break in confinement and the confinements are for related causes. The confinement must begin after the first contract anniversary and you must have been the Owner continuously since the contract was issued (or have become the Owner as the spousal Beneficiary who continues the contract). The confinement must be prescribed by a physician and be medically necessary. You must exercise this right no later than 90 days after you or your Joint Owner exits the nursing home or hospital. This waiver terminates on the Annuity Date. We will not accept additional payments once this waiver is used. There is no charge for this rider.


TERMINAL ILLNESS RIDER. After the first contract anniversary, we will waive the withdrawal charge if you or your Joint Owner are terminally ill and not expected to live more than 12 months; a physician certifies to your illness and life expectancy; you were not diagnosed with the terminal illness as of the date we issued your contract; and you have been the Owner continuously since the contract was issued (or have become the Owner as the spousal Beneficiary who continues the contract). This waiver terminates on the Annuity Date. We will not accept additional payments once this waiver is used. There is no charge for this rider.


For contracts issued on and after May 1, 2005, the Nursing Home or Hospital Confinement rider and the Terminal Illness rider are only available for Owners who are age 80 or younger (on the contract issue date). Additional conditions and requirements apply to the Nursing Home or Hospital Confinement rider and the Terminal Illness rider. They are specified in the rider(s) that are part of your contract.


PREMIUM AND OTHER TAXES


We reserve the right to deduct from Purchase Payments, account balances, withdrawals, death benefits or income payments any taxes relating to the contracts (including, but not limited to, premium taxes) paid by us to any government entity. Examples of these taxes include, but are not limited to, premium tax, generation-skipping transfer tax or a similar excise tax under federal or state tax law which is imposed on payments we make to certain persons and income tax withholdings on withdrawals and income payments to the extent required by law. New York does not currently assess premium taxes on Purchase Payments you make. We will, at our sole discretion, determine when taxes relate to the contracts. We may, at our sole discretion, pay taxes when due and deduct that amount from the account balance at a later date. Payment at an earlier date does not waive any right we may have to deduct amounts at a later date. It is our current practice not to charge premium taxes until Annuity Payments begin.


TRANSFER FEE


We currently allow unlimited transfers without charge during the Accumulation Phase. However, we have reserved the right to limit the number of transfers to a maximum of 12 per year without charge and to charge a transfer fee of $25 for each transfer greater than 12 in any year. We are currently waiving the transfer fee, but reserve the right to charge it in the future. The transfer fee is deducted from the Investment Portfolio or Fixed Account from which the transfer is made. However, if the entire interest in an account is being transferred, the transfer fee will be deducted from the amount which is transferred.


If the transfer is part of a pre-scheduled transfer program, it will not count in determining the transfer fee.


INCOME TAXES


We reserve the right to deduct from the contract for any income taxes which we incur because of the contract. In general, we believe under current federal income tax law, we are entitled to hold reserves with respect to the contract that offset Separate Account income. If this should change, it is possible we could incur income tax with respect to the contract, and in that event we may deduct such tax from the contract. At the present time, however, we are not incurring any such income tax or making any such deductions.


INVESTMENT PORTFOLIO EXPENSES


There are deductions from and expenses paid out of the assets of each Investment Portfolio, which are described in the fee table in this prospectus and the Investment Portfolio prospectuses. These deductions and expenses are not charges under the terms of the contract, but are represented in the share values of each Investment Portfolio.




5.  ANNUITY PAYMENTS

        (THE INCOME PHASE)

ANNUITY DATE


Under the contract you can receive regular income payments (referred to as ANNUITY PAYMENTS). You can choose the month and year in which those payments begin. We call that date the ANNUITY DATE. Your Annuity Date must be the first day of a calendar month and must be at least 30 days after we issue the contract.


When you purchase the contract, the Annuity Date will be the later of the first day of the calendar month after the Annuitant's 90th birthday or 10 years from the date your contract was issued. You can change or extend the Annuity Date at any time before the Annuity Date with 30 days prior notice to us (subject to restrictions that may apply in New York State, restrictions imposed by your selling firm and our current established administrative procedures).


PLEASE BE AWARE THAT ONCE YOUR CONTRACT IS ANNUITIZED, YOU ARE INELIGIBLE TO RECEIVE THE DEATH BENEFIT YOU HAVE SELECTED. ADDITIONALLY, IF YOU HAVE SELECTED A LIVING BENEFIT RIDER SUCH AS A GUARANTEED MINIMUM INCOME BENEFIT, A GUARANTEED WITHDRAWAL BENEFIT, OR THE GUARANTEED MINIMUM ACCUMULATION BENEFIT, ANNUITIZING YOUR CONTRACT TERMINATES THE RIDER, INCLUDING ANY DEATH BENEFIT PROVIDED BY THE RIDER AND ANY GUARANTEED PRINCIPAL ADJUSTMENT (FOR THE GMIB PLUS I OR LIFETIME WITHDRAWAL GUARANTEE RIDERS) OR GUARANTEED ACCUMULATION PAYMENT (FOR THE GMAB RIDER) THAT MAY ALSO BE PROVIDED BY THE RIDER.


ANNUITY PAYMENTS


You (unless another payee is named) will receive the Annuity Payments during the Income Phase. The Annuitant is the natural person(s) whose life we look to in the determination of Annuity Payments.


During the Income Phase, you have the same investment choices you had just before the start of the Income Phase. At the Annuity Date, you can choose whether payments will be:


o  fixed Annuity Payments, or


o  variable Annuity Payments, or


o  a combination of both.


If you don't tell us otherwise, your Annuity Payments will be based on the investment allocations that were in place just before the start of the Income Phase.


If you choose to have any portion of your Annuity Payments based on the Investment Portfolio(s), the dollar amount of your initial payment will vary and will depend upon three things:


1) the value of your contract in the Investment Portfolio(s) just before the start of the Income Phase,


2) the assumed investment return (AIR) (you select) used in the annuity table for the contract, and


3)    the Annuity Option elected.


Subsequent variable Annuity Payments will vary with the performance of the Investment Portfolios you selected. (For more information, see "Variable Annuity Payments" below.)


At the time you choose an Annuity Option, you select the AIR, which must be acceptable to us. Currently, you can select an AIR of 3% or 4%. You can change the AIR with 30 days notice to us prior to the Annuity Date. If you do not select an AIR, we will use 3%. If the actual performance exceeds the AIR, your variable Annuity Payments will increase. Similarly, if the actual investment performance is less than the AIR, your variable Annuity Payments will decrease.


Your variable Annuity Payment is based on ANNUITY UNITS. An Annuity Unit is an accounting device used to calculate the dollar amount of Annuity Payments. (For more information, see "Variable Annuity Payments" below.)


When selecting an AIR, you should keep in mind that a lower AIR will result in a lower initial variable Annuity Payment, but subsequent variable Annuity Payments will increase more rapidly or decline more slowly as changes occur in the investment experience of the Investment Portfolios. On the other hand, a higher AIR will result in a higher initial variable Annuity Payment than a lower AIR, but later variable Annuity Payments will rise more slowly or fall more rapidly.


A transfer during the Income Phase from a variable Annuity Payment option to a fixed Annuity Payment option may result in a reduction in the amount of Annuity Payments.


If you choose to have any portion of your Annuity Payments be a fixed Annuity Payment, the dollar amount of each fixed Annuity Payment will not change, unless you make a transfer from a variable Annuity Payment option to the fixed Annuity Payment that causes the fixed Annuity Payment to increase. Please refer to the "Annuity Provisions" section of the Statement of Additional Information for more information.


Annuity Payments are made monthly (or at any frequency permitted under the contract) unless you have less than $5,000 to apply toward an Annuity Option. In that case, we may provide your Annuity Payment in a single lump sum instead of Annuity Payments. Likewise, if your Annuity Payments would be or become less than $100 a month, we have the right to change the frequency of payments so that your Annuity Payments are at least $100.


ANNUITY OPTIONS


You can choose among income plans. We call those ANNUITY OPTIONS. You can change your Annuity Option at any time before the Annuity Date with 30 days notice to us.


If you do not choose an Annuity Option, Option 2, which provides a life annuity with 10 years of guaranteed Annuity Payments, will automatically be applied.


You can choose one of the following Annuity Options or any other Annuity Option acceptable to us. After Annuity Payments begin, you cannot change the Annuity Option.


If more than one frequency is permitted under your contract, choosing less frequent payments will result in each Annuity Payment being larger. Annuity options that guarantee that payments will be made for a certain number of years regardless of whether the Annuitant or joint Annuitant are alive (such as Options 2 and 4 below) result in Annuity Payments that are smaller than Annuity Options without such a guarantee (such as Options 1 and 3 below). For Annuity Options with a designated period, choosing a shorter designated period will result in each Annuity Payment being larger.


OPTION 1. LIFE ANNUITY. Under this option, we will make Annuity Payments so long as the Annuitant is alive. We stop making Annuity Payments after the Annuitant's death. It is possible under this option to receive only one Annuity Payment if the Annuitant dies before the due date of the second payment or to receive only two Annuity Payments if the Annuitant dies before the due date of the third payment, and so on.


OPTION 2. LIFE ANNUITY WITH 10 YEARS OF ANNUITY PAYMENTS GUARANTEED. Under this option, we will make Annuity Payments so long as the Annuitant is alive. If, when the Annuitant dies, we have made Annuity Payments for less than ten years, we will then continue to make Annuity Payments to the Beneficiary for the rest of the 10 year period.


OPTION 3. JOINT AND LAST SURVIVOR ANNUITY. Under this option, we will make Annuity Payments so long as the Annuitant and a second person (joint Annuitant) are both alive. When either Annuitant dies, we will continue to make Annuity Payments, so long as the survivor continues to live. We will stop making Annuity Payments after the last survivor's death.


OPTION 4. JOINT AND LAST SURVIVOR ANNUITY WITH 10 YEARS OF ANNUITY PAYMENTS GUARANTEED. Under this option, we will make Annuity Payments so long as the Annuitant and a second person (joint Annuitant) are both alive. When either Annuitant dies, we will continue to make Annuity Payments, so long as the survivor continues to live. If, at the last death of the Annuitant and the joint Annuitant, we have made Annuity Payments for less than ten years, we will then continue to make Annuity Payments to the Beneficiary for the rest of the 10 year period.



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OPTION 5. PAYMENTS FOR A DESIGNATED PERIOD. We currently offer an Annuity
Option under which fixed or variable monthly Annuity Payments are made for a selected number of years as approved by us, currently not less than 10 years. This Annuity Option may be limited or withdrawn by us in our discretion.


We may require proof of age or sex of an Annuitant before making any Annuity Payments under the contract that are measured by the Annuitant's life. If the age or sex of the Annuitant has been misstated, the amount payable will be the amount that the Account Value would have provided at the correct age or sex. Once Annuity Payments have begun, any underpayments will be made up in one sum with the next Annuity Payment. Any overpayments will be deducted from future Annuity Payments until the total is repaid.


You may withdraw the commuted value of the payments remaining under the variable Payments for a Designated Period Annuity Option (Option 5). You may not commute the fixed Payments for a Designated Period Annuity Option or any option involving a life contingency, whether fixed or variable, prior to the death of the last surviving Annuitant. Upon the death of the last surviving Annuitant, the Beneficiary may choose to continue receiving income payments or to receive the commuted value of the remaining guaranteed payments. For variable Annuity Options, the calculation of the commuted value will be done using the AIR applicable to the contract. (See "Annuity Payments" above.) For fixed Annuity Options, the calculation of the commuted value will be done using the then current Annuity Option rates.


There may be tax consequences resulting from the election of an Annuity Payment option containing a commutation feature (I.E., an Annuity Payment option that permits the withdrawal of a commuted value). (See "Federal Income Tax Status.")



Due to underwriting, administrative or Internal Revenue Code considerations, there may be limitations on payments to the survivor under Options 3 and 4 and/or the duration of the guarantee period under Options 2, 4, and 5.


Tax rules with respect to decedent contracts may prohibit the election of Joint and Last Survivor Annuity Options (or income types) and may also prohibit payments for as long as the Owner's life in certain circumstances.


In addition to the Annuity Options described above, we may offer an additional payment option that would allow your Beneficiary to take distribution of the Account Value over a period not extending beyond his or her life expectancy. Under this option, annual distributions would not be made in the form of an annuity, but would be calculated in a manner similar to the calculation of required minimum distributions from IRAs. (See "Federal Income Tax Status.") We intend to make this payment option available to both Qualified Contracts and Non-Qualified Contracts.


In the event that you purchased the contract as a Qualified Contract, you must take distribution of the Account Value in accordance with the minimum required distribution rules set forth in applicable tax law. (See "Federal Income Tax Status.") Under certain circumstances, you may satisfy those requirements by electing an Annuity Option. You may choose any death benefit available under the contract, but certain other contract provisions and programs will not be available. Upon your death, if Annuity Payments have already begun, the death benefit would be required to be distributed to your Beneficiary at least as rapidly as under the method of distribution in effect at the time of your death.


VARIABLE ANNUITY PAYMENTS


The Adjusted Contract Value (the Account Value, less any applicable premium taxes, account fee, and any prorated rider charge) is determined on the annuity calculation date, which is a Business Day no more than five (5) Business Days before the Annuity Date. The first variable Annuity Payment will be based upon the Adjusted Contract Value, the Annuity Option elected, the Annuitant's age, the Annuitant's sex (where permitted by law), and the appropriate variable Annuity Option table. Your annuity rates will not be less than those guaranteed in your contract at the time of purchase for the assumed investment return and Annuity Option elected. If, as of the annuity calculation date, the then current variable Annuity Option rates applicable to this class of contracts provide a first Annuity Payment greater than that which is guaranteed under the same Annuity Option under this contract, the greater payment will be made.


The dollar amount of variable Annuity Payments after the first payment is determined as follows:


o The dollar amount of the first variable Annuity Payment is divided by the value of an Annuity Unit for each applicable Investment Portfolio as of the annuity calculation date. This establishes the number of Annuity Units for each payment. The number of Annuity Units for each applicable Investment Portfolio remains fixed during the annuity period, provided that



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


     transfers among the subaccounts will be made by converting the number of Annuity Units being transferred to the number of Annuity Units of the subaccount to which the transfer is made, and the number of Annuity Units will be adjusted for transfers to a fixed Annuity Option. Please see the Statement of Additional Information for details about making transfers during the Annuity Phase.


o The fixed number of Annuity Units per payment in each Investment Portfolio is multiplied by the Annuity Unit value for that Investment Portfolio for the Business Day for which the Annuity Payment is being calculated. This result is the dollar amount of the payment for each applicable Investment Portfolio, less any account fee. The account fee will be deducted pro rata out of each Annuity Payment.


o The total dollar amount of each variable Annuity Payment is the sum of all Investment Portfolio variable Annuity Payments.


ANNUITY UNIT. The initial Annuity Unit value for each Investment Portfolio of the Separate Account was set by us. The subsequent Annuity Unit value for each Investment Portfolio is determined by multiplying the Annuity Unit value for the immediately preceding Business Day by the net investment factor (see the Statement of Additional Information for a definition) for the Investment Portfolio for the current Business Day and multiplying the result by a factor for each day since the last Business Day which represents the daily equivalent of the AIR you elected.


FIXED ANNUITY PAYMENTS


The Adjusted Contract Value (defined above under "Variable Annuity Payments") on the day immediately preceding the Annuity Date will be used to determine a fixed Annuity Payment. The Annuity Payment will be based upon the Annuity Option elected, the Annuitant's age, the Annuitant's sex (where permitted by law), and the appropriate Annuity Option table. Your annuity rates will not be less than those guaranteed in your contract at the time of purchase. If, as of the annuity calculation date, the then current Annuity Option rates applicable to this class of contracts provide an Annuity Payment greater than that which is guaranteed under the same Annuity Option under this contract, the greater payment will be made. You may not make a transfer from the fixed Annuity Option to the variable Annuity Option.


6. ACCESS TO YOUR MONEY

You (or in the case of a death benefit, your Beneficiary) can have access to the money in your contract:


(1)    by making a withdrawal (either a partial or a complete withdrawal);


(2)    by electing to receive Annuity Payments; or


(3)    when a death benefit is paid to your Beneficiary.


Under most circumstances, withdrawals can only be made during the Accumulation Phase.


You may establish a withdrawal plan under which you can receive substantially equal periodic payments in order to comply with the requirements of Sections 72(q) or (t) of the Code. Premature modification or termination of such payments may result in substantial penalty taxes. (See "Federal Income Tax Status.") If you own an annuity contract with a Guaranteed Minimum Income Benefit (GMIB) rider and elect to receive distributions in accordance with substantially equal periodic payments exception, the commencement of income payments under the GMIB rider due to the complete depletion of the Account Value may be considered an impermissible modification of the payment stream under certain circumstances.


When you make a complete withdrawal, you will receive the withdrawal value of the contract. The withdrawal value of the contract is the Account Value of the contract at the end of the Business Day when we receive a written request for a withdrawal:


o  less any applicable withdrawal charge;


o  less any premium or other tax;


o  less any account fee; and


o  less any applicable pro rata GMIB, GWB or GMAB rider charge.


Unless you instruct us otherwise, any partial withdrawal will be made pro rata from the Fixed Account, the EDCA account and the Investment Portfolio(s) you selected. Under most circumstances the amount of any partial withdrawal must be for at least $500, or your entire interest in the Investment Portfolio, Fixed Account or EDCA account. We require that after a partial withdrawal is made you keep at least $2,000 in the contract. If the withdrawal would result in the Account Value being less than $2,000 after a partial



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


withdrawal, we will treat the withdrawal request as a request for a full withdrawal.


We will pay the amount of any withdrawal from the Separate Account within seven days of when we receive the request in Good Order unless the suspension of payments or transfers provision is in effect.


We may withhold payment of withdrawal proceeds if any portion of those proceeds would be derived from a contract Owner's check that has not yet cleared (I.E., that could still be dishonored by the contract Owner's banking institution). We may use telephone, fax, Internet or other means of communication to verify that payment from the contract Owner's check has been or will be collected. We will not delay payment longer than necessary for us to verify that payment has been or will be collected. Contract Owners may avoid the possibility of delay in the disbursement of proceeds coming from a check that has not yet cleared by providing us with a certified check.


How to withdraw all or part of your Account Value:


o You must submit a request to our Annuity Service Center. (See "Other Information - Requests and Elections.")


o If you would like to have the withdrawal charge waived under the Nursing Home or Hospital Confinement Rider or the Terminal Illness Rider, you must provide satisfactory evidence of confinement to a nursing home or hospital or terminal illness. (See "Expenses - Reduction or Elimination of the Withdrawal Charge.")


o You must state in your request whether you would like to apply the proceeds to a payment option (otherwise you will receive the proceeds in a lump sum and may be taxed on them).


o We have to receive your withdrawal request in our Annuity Service Center prior to the Annuity Date or Owner's death.


There are limits to the amount you can withdraw from certain qualified plans including Qualified and TSA plans. (See "Federal Income Tax Status.")


INCOME TAXES, TAX PENALTIES AND CERTAIN RESTRICTIONS MAY APPLY TO ANY WITHDRAWAL YOU MAKE.


DIVORCE. A withdrawal made pursuant to a divorce or separation instrument is subject to the same withdrawal charge provisions as described in "Expenses - Withdrawal Charge," if permissible under tax law. In addition, the withdrawal will reduce the Account Value, the death benefit, and the amount of any optional living or death benefit (including the benefit base we use to determine the guaranteed amount of the benefit). The amount withdrawn could exceed the maximum amount that can be withdrawn without causing a proportionate reduction in the benefit base used to calculate the guaranteed amount provided by an optional rider, as described in the "Living Benefits" section. The withdrawal could have a significant negative impact on the death benefit and on any optional rider benefit.


SYSTEMATIC WITHDRAWAL PROGRAM


You may elect the Systematic Withdrawal Program at any time. We do not assess a charge for this program. This program provides an automatic payment to you of up to 10% of your total Purchase Payments each year. You can receive payments monthly or quarterly, provided that each payment must amount to at least $100 (unless we consent otherwise). We reserve the right to change the required minimum systematic withdrawal amount. If the New York Stock Exchange is closed on a day when the withdrawal is to be made, we will process the withdrawal on the next Business Day. While the Systematic Withdrawal Program is in effect you can make additional withdrawals. However, such withdrawals plus the systematic withdrawals will be considered when determining the applicability of any withdrawal charge. (For a discussion of the withdrawal charge, see "Expenses" above.)


We will terminate your participation in the Systematic Withdrawal Program when we receive notification of your death.


INCOME TAXES, TAX PENALTIES AND CERTAIN RESTRICTIONS MAY APPLY TO SYSTEMATIC WITHDRAWALS.


SUSPENSION OF PAYMENTS OR TRANSFERS


We may be required to suspend or postpone payments for withdrawals or transfers for any period when:


o the New York Stock Exchange is closed (other than customary weekend and holiday closings);


o  trading on the New York Stock Exchange is restricted;


o an emergency exists, as determined by the Securities and Exchange Commission, as a result of which disposal of shares of the Investment Portfolios is not reasonably practicable or we cannot reasonably value the shares of the Investment Portfolios; or


o during any other period when the Securities and Exchange Commission, by order, so permits for the protection of Owners.


We have reserved the right to defer payment for a withdrawal or transfer from the Fixed Account for the period permitted by law, but not for more than six months.


Federal laws designed to counter terrorism and prevent money laundering might, in certain circumstances, require us to block an Owner's ability to make certain transactions and thereby refuse to accept any requests for transfers, withdrawals, surrenders, or death benefits until instructions are received from the appropriate regulator. We may also be required to provide additional information about you and your contract to government regulators.




7. LIVING BENEFITS

OVERVIEW OF LIVING BENEFIT RIDERS


We offer a suite of optional living benefit riders that, for certain additional charges, offer protection against market risk (the risk that your investments may decline in value or underperform your expectations). Only one of these riders may be elected, and the rider must be elected at contract issue. These optional riders are described briefly below. Please see the more detailed description that follows for important information on the costs, restrictions and availability of each optional rider. We have offered three types of living benefit riders - guaranteed income benefits, guaranteed withdrawal benefits, and a guaranteed asset accumulation benefit:


Guaranteed Income Benefits
--------------------------


o  Guaranteed Minimum Income Benefit Plus (GMIB Plus I)


o  Guaranteed Minimum Income Benefit (GMIB)


Our guaranteed income benefit riders are designed to allow you to invest your Account Value in the market while at the same time assuring a specified guaranteed level of minimum fixed Annuity Payments if you elect the Income Phase. The fixed Annuity Payment amount is guaranteed regardless of investment performance or the actual Account Value at the time you annuitize. Prior to exercising the rider and annuitizing your contract, you may make withdrawals up to a maximum level specified in the rider and still maintain the benefit amount.


Guaranteed Withdrawal Benefits
------------------------------


o  Lifetime Withdrawal Guarantee II (LWG II)


o  Lifetime Withdrawal Guarantee I (LWG I)


o  Enhanced Guaranteed Withdrawal Benefit (Enhanced GWB)


o  Guaranteed Withdrawal Benefit I (GWB I)


The Enhanced GWB and GWB I riders are designed to guarantee that at least the entire amount of Purchase Payments you make will be returned to you through a series of withdrawals without annuitizing, regardless of investment performance, as long as withdrawals in any Contract Year do not exceed the maximum amount allowed under the rider. A CONTRACT YEAR is defined as a one-year period starting on the date the contract is issued and on each contract anniversary thereafter.


With the LWG riders, you get the same benefits, but in addition, if you make your first withdrawal on or after the date you reach age 59 1/2, you are guaranteed income without annuitizing for your life (and the life of your spouse, if the Joint Life version of the rider was elected, and you take the first withdrawal when both you and your spouse are at least age 59 1/2), even after the entire amount of Purchase Payments has been returned.


Guaranteed Asset Accumulation Benefit
-------------------------------------


o  Guaranteed Minimum Accumulation Benefit (GMAB)


The Guaranteed Minimum Accumulation Benefit is designed to guarantee that your Account Value will not be less than a minimum amount at the end of the 10-year waiting period. The amount of the guarantee depends on which of three permitted investment portfolios you select.


GUARANTEED INCOME BENEFITS


At the time you buy the contract, you may elect a guaranteed income benefit rider, called a Guaranteed Minimum Income Benefit (GMIB), for an additional charge. This rider is designed to guarantee a predictable, minimum level of fixed Annuity Payments, regardless of the investment performance of your Account Value during the Accumulation Phase. HOWEVER, IF APPLYING YOUR ACTUAL ACCOUNT VALUE AT THE TIME YOU ANNUITIZE THE CONTRACT TO THEN CURRENT ANNUITY PURCHASE RATES (OUTSIDE OF THE RIDER) PRODUCES HIGHER



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


INCOME PAYMENTS, YOU WILL RECEIVE THE HIGHER PAYMENTS, AND THUS YOU WILL HAVE PAID FOR THE RIDER EVEN THOUGH IT WAS NOT USED. Also, prior to exercising the rider, you may make specified withdrawals that reduce your Income Base (as explained below) during the Accumulation Phase and still leave the rider guarantees intact, provided the conditions of the rider are met. Your registered representative can provide you an illustration of the amounts you would receive, with or without withdrawals, if you exercised the rider.


There are two different versions of the GMIB under this contract: GMIB Plus I and GMIB.


You may not have this benefit and a GWB or GMAB rider in effect at the same time. Once elected, the rider cannot be terminated except as discussed below.


FACTS ABOUT THE GUARANTEED INCOME BENEFIT RIDERS


INCOME BASE AND GMIB ANNUITY PAYMENTS. Under the GMIB, we calculate an "Income Base" (as described below) that determines, in part, the minimum amount you receive as an income payment upon exercising the GMIB rider and annuitizing the contract. IT IS IMPORTANT TO RECOGNIZE THAT THIS INCOME BASE IS NOT AVAILABLE FOR CASH WITHDRAWALS AND DOES NOT ESTABLISH OR GUARANTEE YOUR ACCOUNT VALUE OR A MINIMUM RETURN FOR ANY INVESTMENT PORTFOLIO. After a minimum 10-year waiting period, and then only within 30 days following a contract anniversary, you may exercise the rider. We then will apply the Income Base calculated at the time of exercise to the conservative GMIB Annuity Table (as described below) specified in the rider in order to determine your minimum guaranteed lifetime fixed monthly Annuity Payments (your actual payment may be higher than this minimum if, as discussed above, the base contract under its terms would provide a higher payment).


THE GMIB ANNUITY TABLE. The GMIB Annuity Table is specified in the rider. For GMIB Plus I, this table is calculated based on the Annuity 2000 Mortality Table with a 7-year age set back with interest of 1.5% per annum. For GMIB, this table is calculated based on the Annuity 2000 Mortality Table with a 7-year age set back with interest of 2.5% per annum. As with other pay-out types, the amount you receive as an income payment also depends on your age, your sex, and the Annuity Option you select. THE ANNUITY RATES IN THE GMIB ANNUITY TABLE ARE CONSERVATIVE AND A WITHDRAWAL CHARGE MAY BE APPLICABLE, SO THE AMOUNT OF GUARANTEED MINIMUM LIFETIME INCOME THAT THE GMIB PRODUCES MAY BE LESS THAN THE AMOUNT OF ANNUITY INCOME THAT WOULD BE PROVIDED BY APPLYING YOUR ACCOUNT VALUE ON YOUR ANNUITY DATE TO THEN-CURRENT ANNUITY PURCHASE RATES.


If you exercise the GMIB rider, your Annuity Payments will be the greater of:


o the Annuity Payment determined by applying the amount of the Income Base to the GMIB Annuity Table, or


o the Annuity Payment determined for the same Annuity Option in accordance with the base contract. (See "Annuity Payments (The Income Phase).")


If you choose not to receive Annuity Payments as guaranteed under the GMIB, you may elect any of the Annuity Options available under the contract.


OWNERSHIP. If you, the Owner, are a natural person, you must also be the Annuitant. If a non-natural person owns the contract, then the Annuitant will be considered the Owner in determining the Income Base and GMIB Annuity Payments. If Joint Owners are named, the age of the older Joint Owner will be used to determine the Income Base and GMIB Annuity Payments. For the purposes of the Guaranteed Income Benefits section of the prospectus, "you" always means the Owner, oldest Joint Owner or the Annuitant, if the Owner is a non-natural person.


TAXES. Withdrawals of taxable amounts will be subject to ordinary income tax and, if made prior to age 59 1/2, a 10% federal tax penalty may apply.


GMIB AND DECEDENT CONTRACTS. If you are purchasing this contract with a nontaxable transfer of the death benefit proceeds of any annuity contract or IRA (or any other tax-qualified arrangement) of which you were the beneficiary and you are "stretching" the distributions under the IRS required distribution rules, you may not purchase a GMIB rider.


GMIB PLUS I, GMIB AND QUALIFIED CONTRACTS. The GMIB Plus I and GMIB riders may have limited usefulness in connection with a Qualified Contract, such as an IRA, in circumstances where, due to the ten-year waiting period after purchase (and for GMIB Plus I, after an Optional Step-Up) the Owner is unable to exercise the rider until after the required beginning date of required minimum distributions under the contract. In such event, required minimum distributions received from the contract during



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


the 10-year waiting period will have the effect of reducing the Income Base either on a proportionate or dollar-for-dollar basis, as the case may be. This may have the effect of reducing or eliminating the value of Annuity Payments under the rider. You should consult your tax adviser regarding the GMIB Plus I or GMIB rider in connection with a Qualified Contract.


(See Appendix D for examples illustrating the operation of the GMIB.)


DESCRIPTION OF GMIB PLUS I


The GMIB Plus I rider is no longer available for purchase. The GMIB Plus I rider is available only for Owners up through age 78, and you can only elect the GMIB Plus I at the time you purchase the contract. THE GMIB PLUS I RIDER MAY BE EXERCISED AFTER A 10-YEAR WAITING PERIOD AND THEN ONLY WITHIN 30 DAYS FOLLOWING A CONTRACT ANNIVERSARY, PROVIDED THAT THE EXERCISE MUST OCCUR NO LATER THAN THE 30-DAY PERIOD FOLLOWING THE CONTRACT ANNIVERSARY PRIOR TO THE OWNER'S 91ST BIRTHDAY.


INCOME BASE. The INCOME BASE is the greater of (a) or (b) below.


(a) Highest Anniversary Value: On the issue date, the "Highest Anniversary Value" is equal to your initial Purchase Payment. Thereafter, the Highest Anniversary Value will be increased by subsequent Purchase Payments and reduced proportionately by the percentage reduction in Account Value attributable to each subsequent withdrawal (including any applicable withdrawal charge). On each contract anniversary prior to the Owner's 81st birthday, the Highest Anniversary Value will be recalculated and set equal to the greater of the Highest Anniversary Value before the recalculation or the Account Value on the date of the recalculation.


The Highest Anniversary Value does not change after the contract anniversary immediately preceding the Owner's 81st birthday, except that it is increased for each subsequent Purchase Payment and reduced proportionally by the percentage reduction in Account Value attributable to each subsequent withdrawal (including any applicable withdrawal charge).


(b) Annual Increase Amount: On the issue date, the "Annual Increase Amount" is equal to your initial Purchase Payment. (For these purposes, all Purchase Payments credited within 120 days of the date we issued the contract will be treated as if they were received on the date we issue the contract.) Thereafter, the Annual Increase Amount is equal to (i) less
     (ii), where:


    (i) is Purchase Payments accumulated at the annual increase rate from the date the Purchase Payment is made. The annual increase rate is 6% per year through the contract anniversary prior to the Owner's 91st birthday and 0% thereafter; and


    (ii) is withdrawal adjustments accumulated at the annual increase rate. Withdrawal adjustments in a Contract Year are described below.


The Highest Anniversary Value and Annual Increase Amount are calculated independently of each other. When the Highest Anniversary Value is recalculated and set equal to the Account Value, the Annual Increase Amount is not set equal to the Account Value. See "Optional Step-Up" below for a feature that can be used to reset the Annual Increase Amount to the Account Value.


THE ANNUAL INCREASE AMOUNT IS LIMITED TO 190% OF THE GREATER OF: (A) YOUR PURCHASE PAYMENTS OR (B) THE ANNUAL INCREASE AMOUNT AS INCREASED BY THE MOST RECENT OPTIONAL STEP-UP (SEE "OPTIONAL STEP-UP" BELOW). Each time the Annual Increase Amount is increased by an Optional Step-Up, the limit on the Annual Increase Amount is raised to 190% of the new, higher Annual Increase Amount, if it is greater than 190% of your Purchase Payments.


WITHDRAWAL ADJUSTMENTS. Withdrawal adjustments in a Contract Year are determined according to (a) or (b):


(a) The withdrawal adjustment for each withdrawal in a Contract Year is the value of the Annual Increase Amount immediately prior to the withdrawal multiplied by the percentage reduction in Account Value attributed to that withdrawal (including any applicable withdrawal charge); or


(b) If total withdrawals in a Contract Year are not greater than the annual increase rate multiplied by the Annual Increase Amount at the beginning of the Contract Year, and if these withdrawals are paid to you (or to the Annuitant, if the contract is owned by a non-natural person) or to another payee we agree to, the total withdrawal adjustments for that Contract Year will be set equal to the dollar amount of total withdrawals (including any applicable withdrawal charge) in that Contract Year. These withdrawal adjustments will



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


     replace the withdrawal adjustments defined in (a) immediately above and be treated as though the corresponding withdrawals occurred at the end of that Contract Year.


As described in (a) immediately above, if in any Contract Year you take cumulative withdrawals that exceed the annual increase rate multiplied by the Annual Increase Amount at the beginning of the Contract Year, the Annual Increase Amount will be reduced in the same proportion that the entire withdrawal (including any applicable withdrawal charge) reduced the Account Value. This reduction may be significant, particularly when the Account Value is lower than the Annual Increase Amount, and could have the effect of reducing or eliminating the value of Annuity Payments under the GMIB rider. Limiting your cumulative withdrawals during a Contract Year to not more than the annual increase rate multiplied by the Annual Increase Amount at the beginning of the Contract Year will result in dollar-for-dollar treatment of the withdrawals, as described in (b) immediately above.


(See Appendix D for examples of the calculation of the Income Base, including the Highest Anniversary Value, the Annual Increase Amount, the annual increase rate, and the withdrawal adjustments.)


In determining the GMIB annuity income, an amount equal to the withdrawal charge that would be assessed upon a complete withdrawal and the amount of any premium and other taxes that may apply will be deducted from the Income Base.


OPTIONAL STEP-UP. On each contract anniversary as permitted, you may elect to reset the Annual Increase Amount to the Account Value. An Optional Step-Up may be beneficial if your Account Value has grown at a rate above the annual increase rate on the Annual Increase Amount (6%). As described below, an Optional Step-Up resets the Annual Increase Amount to the Account Value. After an Optional Step-Up, the annual increase rate will be applied to the new, higher Annual Increase Amount and therefore the amount that may be withdrawn without reducing the Annual Increase Amount on a proportionate basis will increase. HOWEVER, IF YOU ELECT TO RESET THE ANNUAL INCREASE AMOUNT, WE WILL ALSO RESTART THE 10-YEAR WAITING PERIOD. IN ADDITION, WE MAY RESET THE RIDER CHARGE TO A RATE THAT DOES NOT EXCEED THE LOWER OF: (A) THE MAXIMUM OPTIONAL STEP-UP CHARGE (1.50%) OR (B) THE CURRENT RATE THAT WE WOULD CHARGE FOR THE SAME RIDER AVAILABLE FOR NEW CONTRACT PURCHASES AT THE TIME OF THE OPTIONAL STEP-UP.


An Optional Step-Up is permitted only if: (1) the Account Value exceeds the Annual Increase Amount immediately before the reset; and (2) the Owner (or oldest Joint Owner or Annuitant if the contract is owned by a non-natural person) is not older than age 80 on the date of the Optional Step-Up.


You may elect either: (1) a one-time Optional Step-Up at any contract anniversary provided the above requirements are met, or (2) Optional Step-Ups to occur under the Automatic Annual Step-Up. If you elect Automatic Annual Step-Ups, on any contract anniversary while this election is in effect, the Annual Increase Amount will reset to the Account Value automatically, provided the above requirements are met. The same conditions described above will apply to each Automatic Step-Up. You may discontinue this election at any time by notifying us in writing, at our Annuity Service Center (or by any other method acceptable to us), at least 30 days prior to the contract anniversary on which a reset may otherwise occur. Otherwise, it will remain in effect through the seventh contract anniversary following the date you make this election, at which point you must make a new election if you want Automatic Annual Step-Ups to continue. If you discontinue or do not re-elect the Automatic Annual Step-Ups, no Optional Step-Up will occur automatically on any subsequent contract anniversary unless you make a new election under the terms described above. (If you discontinue Automatic Annual Step-Ups, the rider (and the rider charge) will continue, and you may choose to elect a one time Optional Step-Up or reinstate Automatic Annual Step-Ups as described above.)


We must receive your request to exercise the Optional Step-Up in writing, at our Annuity Service Center, or any other method acceptable to us. We must receive your request prior to the contract anniversary for an Optional Step-Up to occur on that contract anniversary.


Each Optional Step-Up:


(1) resets the Annual Increase Amount to the Account Value on the contract anniversary following the receipt of an Optional Step-Up election;


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


(2) resets the waiting period to exercise the rider to the tenth contract anniversary following the date the Optional Step-Up took effect;


(3) resets the maximum Annual Increase Amount to a 190% multiplied by the Annual Increase Amount calculated in (1) above, if greater than the maximum Annual Increase Amount immediately before the Optional Step-Up; and


(4)    may reset the rider charge to a rate that does not exceed the lower of:
     (a) the Maximum Optional Step-Up Charge (1.50%) or (b) the current rate that we would charge for the same rider available for new contract purchases at the time of the Optional Step-Up.


In the event that the charge applicable to contract purchases at the time of the step-up is higher than your current rider charge, you will be notified in writing a minimum of 30 days in advance of the applicable contract anniversary and be informed that you may choose to decline the Automatic Annual Step-Up. If you decline the Automatic Annual Step-Up, you must notify us in accordance with our Administrative Procedures (currently we require you to submit your request in writing to our Annuity Service Center no less than seven calendar days prior to the applicable contract anniversary). Once you notify us of your decision to decline the Automatic Annual Step-Up, you will no longer be eligible for future Automatic Annual Step-Ups until you notify us in writing to our Annuity Service Center that you wish to reinstate the Automatic Annual Step-Ups. This reinstatement will take effect at the next contract anniversary after we receive your request for reinstatement.


On the date of the Optional Step-Up, the Account Value on that day will be treated as a single Purchase Payment received on the date of the step-up for purposes of determining the Annual Increase Amount after the reset. All Purchase Payments and withdrawal adjustments previously used to calculate the Annual Increase Amount will be set equal to zero on the date of the step-up.


If your Income Base is increased due to an Optional Step-Up on a contract anniversary occurring on July 1, 2012 or later, we currently will increase the rider charge to 1.15% of the Income Base, applicable after the contract anniversary on which the Optional Step-Up occurs.


INVESTMENT ALLOCATION RESTRICTIONS. For a detailed description of the GMIB Plus I investment allocation restrictions, see "Purchase - Investment Allocation Restrictions for Certain Riders."


If you elect the GMIB Plus I, you may not participate in the Dollar Cost Averaging (DCA) program. However, you may elect to participate in the Enhanced Dollar Cost Averaging (EDCA) program, provided that your destination Investment Portfolios are selected in accordance with the investment allocation restrictions.


GUARANTEED PRINCIPAL OPTION. On each contract anniversary starting with the tenth contract anniversary and through the contract anniversary prior to the Owner's 91st birthday, you may exercise the Guaranteed Principal Option. If the Owner is a non-natural person, the Annuitant's age is the basis for determining the birthday. If there are Joint Owners, the age of the oldest Owner is used for determining the birthday. We must receive your request to exercise the Guaranteed Principal Option in writing, or any other method that we agree to, within 30 days following the applicable contract anniversary. The Guaranteed Principal Option will take effect at the end of this 30-day period following that contract anniversary.


By exercising the Guaranteed Principal Option, you elect to receive an additional amount to be added to your Account Value intended to restore your initial investment in the contract, in lieu of receiving GMIB payments. The additional amount is called the Guaranteed Principal Adjustment and is equal to
(a) minus (b) where:


(a) is Purchase Payments credited within 120 days of the date we issued the contract (reduced proportionately by the percentage reduction in Account Value attributable to each partial withdrawal (including applicable withdrawal charges) prior to the exercise of the Guaranteed Principal Option) and


(b) the Account Value on the contract anniversary immediately preceding exercise of the Guaranteed Principal Option.


The Guaranteed Principal Option can only be exercised if (a) exceeds (b), as defined above. The Guaranteed Principal Adjustment will be added to each applicable Investment Portfolio in the ratio the portion of the Account Value in such Investment Portfolio bears to the total Account Value in all Investment Portfolios. IT IS IMPORTANT TO NOTE THAT ONLY PURCHASE PAYMENTS MADE DURING THE FIRST 120 DAYS THAT YOU HOLD THE CONTRACT ARE TAKEN INTO CONSIDERATION IN DETERMINING THE GUARANTEED PRINCIPAL ADJUSTMENT. IF YOU ANTICIPATE MAKING PURCHASE PAYMENTS AFTER 120 DAYS, YOU SHOULD UNDERSTAND THAT SUCH PAYMENTS WILL NOT INCREASE THE GUARANTEED

PRINCIPAL ADJUSTMENT. However, because Purchase Payments made after 120 days will increase your Account Value, such payments may have a significant impact on whether or not a Guaranteed Principal Adjustment is due. Therefore, the GMIB Plus I rider may not be appropriate for you if you intend to make additional Purchase Payments after the 120-day period and are purchasing the rider for this feature.


The Guaranteed Principal Adjustment will never be less than zero. IF THE GUARANTEED PRINCIPAL OPTION IS EXERCISED, THE GMIB PLUS I RIDER WILL TERMINATE AS OF THE DATE THE OPTION TAKES EFFECT AND NO ADDITIONAL GMIB CHARGES WILL APPLY THEREAFTER. The variable annuity contract, however, will continue, but the investment allocation restrictions described above will no longer apply.


EXERCISING THE GMIB PLUS I RIDER. If you exercise the GMIB Plus I, you must elect to receive Annuity Payments under one of the following fixed Annuity
Options:


(1)    Life annuity with 5 years of Annuity Payments guaranteed.


(2) Joint and last survivor annuity with 5 years of Annuity Payments guaranteed. Based on federal tax rules, this option is not available for Qualified Contracts where the difference in ages of the joint Annuitants, who are not spouses, is greater than 10 years. (See "Annuity Payments (The Income Phase).") THIS JOINT AND LAST SURVIVOR ANNUITY OPTION IS ONLY AVAILABLE IF THE YOUNGEST ANNUITANT'S ATTAINED AGE IS 55 OR OLDER.


These options are described in the contract and the GMIB Plus I rider.


The GMIB Annuity Table is specified in the rider. For GMIB Plus I, this table is calculated based on the Annuity 2000 Mortality Table with a 7-year age set back with interest of 1.5% per annum. As with other payout types, the amount you receive as an income payment also depends on the Annuity Option you select, your age, and your sex. The annuity rates for attained ages 85 to 90 are the same as those for attained age 84. THE ANNUITY RATES IN THE GMIB ANNUITY TABLE ARE CONSERVATIVE AND A WITHDRAWAL CHARGE MAY BE APPLICABLE, SO THE AMOUNT OF GUARANTEED MINIMUM LIFETIME INCOME THAT THE GMIB PRODUCES MAY BE LESS THAN THE AMOUNT OF ANNUITY INCOME THAT WOULD BE PROVIDED BY APPLYING YOUR ACCOUNT VALUE ON YOUR ANNUITY DATE TO THEN-CURRENT ANNUITY PURCHASE RATES.


If you exercise the GMIB Plus I, your Annuity Payments will be the greater of:


o the Annuity Payment determined by applying the amount of the Income Base to the GMIB Annuity Table, or


o the Annuity Payment determined for the same Annuity Option in accordance with the base contract. (See "Annuity Payments (The Income Phase).")


IF THE AMOUNT OF THE GUARANTEED MINIMUM LIFETIME INCOME THAT THE GMIB PLUS I PRODUCES IS LESS THAN THE AMOUNT OF ANNUITY INCOME THAT WOULD BE PROVIDED BY APPLYING YOUR ACCOUNT VALUE ON THE ANNUITY DATE TO THE THEN-CURRENT ANNUITY PURCHASE RATES, THEN YOU WOULD HAVE PAID FOR A BENEFIT THAT YOU DID NOT USE.


If you take a full withdrawal of your Account Value, your contract is terminated by us due to its small Account Value and inactivity (see "Purchase - Purchase Payments"), or your contract lapses and there remains any Income Base, we will commence making income payments within 30 days of the date of the full withdrawal, termination or lapse. In such cases, your income payments under this benefit, if any, will be determined using the Income Base and any applicable withdrawal adjustment that was taken on account of the withdrawal, termination or lapse.


If you choose not to receive Annuity Payments as guaranteed under the GMIB Plus I, you may elect any of the Annuity Options available under the contract.


TERMINATING THE GMIB PLUS I RIDER. Except as otherwise provided in the GMIB Plus I rider, the rider will terminate upon the earliest of:


    a) The 30th day following the contract anniversary prior to your 91st birthday;


    b) The date you make a complete withdrawal of your Account Value (if there is an Income Base remaining you will receive payments based on the remaining Income Base) (a pro rata portion of the rider charge will be assessed);


    c) The date you elect to receive Annuity Payments under the contract and you do not elect to receive payments under the GMIB (a pro rata portion of the rider charge will be assessed);


    d) Death of the Owner or Joint Owner (unless the spouse (age 89 or younger) is the Beneficiary and elects to continue the contract), or death of the Annuitant if a non-natural person owns the contract;


    e) A change for any reason of the Owner or Joint Owner or the Annuitant, if a non-natural person owns the contract, subject to our administrative procedures (a pro rata portion of the rider charge will be assessed);


    f)    The effective date of the Guaranteed Principal Option; or


    g) The date you assign your contract (a pro rata portion of the rider charge will be assessed).



If an Owner or Joint Owner dies and:


o the spouse elects to continue the contract and the GMIB rider under termination provision d) above; and


o before the 10-year waiting period to exercise the GMIB rider has elapsed, the GMIB rider will terminate under termination provision a) above (because it is the 30th day following the contract anniversary prior to the spouse's 91st birthday);


we will permit the spouse to exercise the GMIB rider within the 30 days following the Contract Anniversary prior to his or her 91st birthday, even though the 10-year waiting period has not elapsed.



Under our current administrative procedures, we will waive the termination of the GMIB Plus I rider if you assign a portion of the contract under the following limited circumstances: if the assignment is solely for your benefit on account of your direct transfer of Account Value under Section 1035 of the Internal Revenue Code to fund premiums for a long term care insurance policy or Purchase Payments for an annuity contract issued by an insurance company which is not our affiliate and which is licensed to conduct business in any state. All such direct transfers are subject to any applicable withdrawal charges.


When the GMIB Plus I rider terminates, the corresponding GMIB Plus I rider charge terminates and the GMIB Plus I investment allocation restrictions, described above, will no longer apply.


(See Appendix D for examples illustrating the operation of the GMIB Plus I.)


DESCRIPTION OF GMIB


The GMIB rider is no longer available for sale. GMIB was available only for Owners up through age 75, and you could only elect the GMIB at the time you purchased the contract. GMIB may be exercised after a 10-year waiting period, up through age 85, within 30 days following a contract anniversary.


The GMIB rider is otherwise identical to the GMIB Plus I, with the following exceptions:


(1) The additional charge for GMIB is lower (see "Expenses-Guaranteed Minimum Income Benefit-Rider Charge").


(2) The GMIB income base is calculated as described above for GMIB Plus I, except that:


    a. withdrawals may be payable as you direct without affecting the withdrawal adjustments;


    b. the annual increase rate is 6% per year through the contract anniversary immediately prior to the Owner's 81st birthday and 0% thereafter; and


    c. if total withdrawals in a Contract Year are 6% or less of the Annual Increase Amount on the issue date or previous contract anniversary, if later, the total withdrawal adjustments for that Contract Year will be set equal to the dollar amount of total withdrawals in that Contract Year.


(3)    There is no Guaranteed Principal Option.


(4)    There is no Optional Step-Up feature.


(5) The fixed Annuity Options are the single life annuity with 10 years of Annuity Payments guaranteed (if you choose to start the Annuity Option after age 79, the year of the Guarantee Period component of the Annuity Option is reduced to: 9 years at age 80, 8 years at age 81, 7 years at age 82, 6 years at age 83, or 5 years at ages 84 and 85) or the joint and last survivor annuity with 10 years of Annuity Payments guaranteed (not available for Qualified Contracts where the difference in ages of the joint Annuitants, who are not spouses, is greater than 10 years).


(6) The GMIB Annuity Table is the Annuity 2000 Mortality Table with a 7-year age set back with interest of 2.5% per annum.


(7)    The following replaces termination provision a), above:


    The 30th day following the contract anniversary on or following your 85th birthday.


(8)    The following replaces termination provision d), above:



    Death of the Owner or Joint Owner (unless the spouse (age 84 or younger) is the Beneficiary and elects to continue the contract), or death of the Annuitant if a non-natural person owns the contract.


(9)    If an Owner or Joint Owner dies and:



   o the spouse elects to continue the contract and the GMIB rider under termination provision d) above; and


   o before the 10-year waiting period to exercise the GMIB rider has elapsed, the GMIB rider will terminate under termination provision a) above (because it is the 30th day following the contract anniversary on or following the spouse's 85th birthday);


    we will permit the spouse to exercise the GMIB rider within the 30 days following the contract anniversary on or following his or her 85th birthday, even though the 10-year waiting period has not elapsed.


(10)    The following replaces termination provision e), above:


    A change for any reason of the Owner or Joint Owner or the Annuitant, if a non-natural person owns the contract. Currently we follow our administrative procedures regarding termination for a change of Owner or Joint Owner or Annuitant, if a non-natural person owns the contract.


(11)    Termination provisions f) and g), above, do not apply.


(12) There are no limitations to how you may allocate your Purchase Payments and Account Value among the Investment Portfolios, and you may participate in the Dollar Cost Averaging (DCA) program.



GUARANTEED WITHDRAWAL BENEFITS


We offer optional guaranteed withdrawal benefit (GWB) riders for an additional charge. There are four guaranteed withdrawal benefit riders under this contract: Lifetime Withdrawal Guarantee II (LWG II), Lifetime Withdrawal Guarantee I (LWG I), Enhanced Guaranteed Withdrawal Benefit (Enhanced GWB), and Guaranteed Withdrawal Benefit I (GWB I).


Each of the guaranteed withdrawal benefit riders guarantees that the entire amount of Purchase Payments you make will be returned to you through a series of withdrawals that you may begin taking immediately or at a later time, provided withdrawals in any Contract Year do not exceed the maximum amount allowed. This means that, regardless of negative investment performance, you can take specified annual withdrawals until the entire amount of the Purchase Payments you made during the time period specified in your rider has been returned to you. Moreover, if you make your first withdrawal on or after the date you reach age 59 1/2, the Lifetime Withdrawal Guarantee II rider guarantees income, without annuitizing the contract, for your life (and the life of your spouse, if the Joint Life version of the rider was elected and both you and your spouse are at least age 59 1/2 at the time of the first withdrawal), even after the entire amount of Purchase Payments has been returned. (See "Description of the Lifetime Withdrawal Guarantee II" below.)


If you purchase a guaranteed withdrawal benefit rider, you must elect one version at the time you purchase the contract, prior to age 86. You may not have this benefit and a GMIB or GMAB rider in effect at the same time. Once elected, these riders may not be terminated except as stated below.


FACTS ABOUT GUARANTEED WITHDRAWAL BENEFIT RIDERS


MANAGING WITHDRAWALS. The rider guarantee may be reduced if your annual withdrawals are greater than the maximum amount allowed, called the Annual Benefit Payment, which is described in more detail below. The GWB does not establish or guarantee an Account Value or minimum return for any Investment Portfolio. THE REMAINING GUARANTEED WITHDRAWAL AMOUNT (AS DESCRIBED BELOW) UNDER THE LIFETIME WITHDRAWAL GUARANTEE RIDERS, AND THE BENEFIT BASE (AS DESCRIBED BELOW) UNDER THE ENHANCED GWB AND GWB I RIDERS, CANNOT BE TAKEN AS A LUMP SUM. (However, if you cancel a Lifetime Withdrawal Guarantee rider after a waiting period of at least fifteen years, the Guaranteed Principal Adjustment will increase your Account Value to the Purchase Payments credited within the first 120 days of the date that we issue the contract, reduced proportionately for any withdrawals. See

"Description of the Lifetime Withdrawal Guarantee II-Cancellation and Guaranteed Principal Adjustment" below.) Income taxes and penalties may apply to your withdrawals, and withdrawal charges may apply to withdrawals during the first Contract Year unless you take the necessary steps to elect to take such withdrawals under a Systematic Withdrawal Program. Withdrawal charges will also apply to withdrawals of Purchase Payments that exceed the free withdrawal amount. (See "Expenses-Withdrawal Charge.")


IF IN ANY CONTRACT YEAR YOU TAKE CUMULATIVE WITHDRAWALS THAT EXCEED THE ANNUAL BENEFIT PAYMENT, THE TOTAL PAYMENTS THAT THE GURANTEED WITHDRAWAL BENEFIT RIDERS GUARANTEE THAT YOU OR YOUR BENEFICIARY WILL RECEIVE FROM THE CONTRACT OVER TIME MAY BE LESS THAN THE INITIAL GUARANTEED WITHDRAWAL AMOUNT FOR THE ENHANCED GWB AND GWB I OR TOTAL GUARANTEED WITHDRAWAL AMOUNT FOR THE LIFETIME WITHDRAWAL GUARANTEE RIDERS. THIS REDUCTION MAY BE SIGNIFICANT AND MEANS THAT RETURN OF YOUR PURCHASE PAYMENTS MAY BE LOST. THE GWB RIDER CHARGE WILL CONTINUE TO BE DEDUCTED AND CALCULATED BASED ON THE GUARANTEED WITHDRAWAL AMOUNT FOR THE ENHANCED GWB AND GWB I OR TOTAL GUARANTEED WITHDRAWAL AMOUNT FOR THE LIFETIME WITHDRAWAL GUARANTEE RIDERS UNTIL TERMINATION OF THE RIDER.


RIDER CHARGES. If a Lifetime Withdrawal Guarantee rider or the GWB I rider is in effect, we will continue to assess the GWB rider charge even in the case where your Remaining Guaranteed Withdrawal Amount for the Lifetime Withdrawal Guarantee or Benefit Base for GWB I, as described below, equals zero. However, if the Enhanced GWB rider is in effect, we will not continue to assess the GWB rider charge if your Benefit Base equals zero.


WITHDRAWAL CHARGE. We will apply a withdrawal charge to withdrawals from Purchase Payments of up to 7% of Purchase Payments taken in the first seven years following receipt of the applicable Purchase Payment. (See "Expenses - Withdrawal Charge - Free Withdrawal Amount" and "Access to Your Money - Systematic Withdrawal Program.")


TAXES. Withdrawals of taxable amounts will be subject to ordinary income tax and, if made prior to age 59 1/2, a 10% federal tax penalty may apply.


TAX TREATMENT. THE TAX TREATMENT OF WITHDRAWALS UNDER THE GWB RIDERS IS UNCERTAIN. IT IS CONCEIVABLE THAT THE AMOUNT OF POTENTIAL GAIN COULD BE DETERMINED BASED ON THE BENEFIT BASE FOR THE ENHANCED GWB AND GWB I, OR THE REMAINING GUARANTEED WITHDRAWAL AMOUNT UNDER THE LIFETIME WITHDRAWAL GUARANTEE RIDERS, AT THE TIME OF THE WITHDRAWAL, IF THE BENEFIT BASE FOR THE ENHANCED GWB AND GWB I OR THE REMAINING GUARANTEED WITHDRAWAL AMOUNT UNDER THE LIFETIME WITHDRAWAL GUARANTEE RIDERS IS GREATER THAN THE ACCOUNT VALUE (PRIOR TO WITHDRAWAL CHARGES, IF APPLICABLE). THIS COULD RESULT IN A GREATER AMOUNT OF TAXABLE INCOME REPORTED UNDER A WITHDRAWAL AND CONCEIVABLY A LIMITED ABILITY TO RECOVER ANY REMAINING BASIS IF THERE IS A LOSS ON SURRENDER OF THE CONTRACT. CONSULT YOUR TAX ADVISER PRIOR TO PURCHASE.


LIFETIME WITHDRAWAL GUARANTEE, GWB, AND DECEDENT CONTRACTS. If you are purchasing this contract with a nontaxable transfer of the death benefit proceeds of any annuity contract or IRA (or any other tax-qualified arrangement) of which you were the Beneficiary and you are "stretching" the distributions under the IRS required distribution rules, you may not purchase the Lifetime Withdrawal Guarantee rider.


If you are purchasing this contract with a nontaxable transfer of the death benefit proceeds of any Non-Qualified annuity contract of which you were the beneficiary and you are "stretching" the distributions under the IRS required distribution rules, you may not purchase the Enhanced GWB or GWB I rider.


(See Appendix E for examples of the GWB.)


DESCRIPTION OF THE LIFETIME WITHDRAWAL GUARANTEE II


The Lifetime Withdrawal Guarantee II rider is no longer available for sale.


TOTAL GUARANTEED WITHDRAWAL AMOUNT. While the Lifetime Withdrawal Guarantee II rider is in effect, we guarantee that you will receive a minimum amount over time. We refer to this minimum amount as the TOTAL GUARANTEED WITHDRAWAL AMOUNT. The initial Total Guaranteed Withdrawal Amount is equal to your initial Purchase Payment. We increase the Total Guaranteed Withdrawal Amount (up to a maximum of $10,000,000)
by each additional Purchase Payment. If you take a withdrawal that does not exceed the Annual Benefit Payment (see "Annual Benefit Payment" below), then we will not reduce the Total Guaranteed Withdrawal Amount. We refer to this type of withdrawal as a Non-Excess Withdrawal. If, however, you take a withdrawal that results in cumulative withdrawals for the current Contract Year that exceed the Annual Benefit Payment, then we will reduce the Total Guaranteed Withdrawal Amount in the same proportion that the entire withdrawal (including any applicable withdrawal charges) reduced the Account Value. We refer to this type of withdrawal as an Excess Withdrawal. THIS REDUCTION MAY BE SIGNIFICANT, PARTICULARLY WHEN THE ACCOUNT VALUE IS LOWER THAN THE TOTAL GUARANTEED WITHDRAWAL AMOUNT (SEE "MANAGING YOUR WITHDRAWALS" BELOW). Limiting your cumulative withdrawals during a Contract Year to not more than the Annual Benefit Payment will result in dollar-for-dollar treatment of the withdrawals..



REMAINING GUARANTEED WITHDRAWAL AMOUNT. The REMAINING GUARANTEED WITHDRAWAL AMOUNT is the remaining amount you are guaranteed to receive over time. The initial Remaining Guaranteed Withdrawal Amount is equal to the initial Total Guaranteed Withdrawal Amount. We increase the Remaining Guaranteed Withdrawal Amount (up to a maximum of $10,000,000) by additional Purchase Payments, and we decrease the Remaining Guaranted Withdrawal Amount by withdrawals. If you take a Non-Excess Withdrawal, we will decrease the Remaining Guaranteed Withdrawal Amount, dollar-for-dollar, by the amount of the Non-Excess Withdrawal (including any applicable withdrawal charges). If, however, you take an Excess Withdrawal, then we will reduce the Remaining Guaranteed Withdrawal Amount in the same proportion that the withdrawal (including any applicable withdrawal charges) reduces the Account Value. THIS REDUCTION MAY BE SIGNIFICANT, PARTICULARLY WHEN THE ACCOUNT VALUE IS LOWER THAN THE REMAINING GUARANTEED WITHDRAWAL AMOUNT (SEE "MANAGING YOUR WITHDRAWALS" BELOW). Limiting your cumulative withdrawals during a Contract Year to not more than the Annual Benefit Payment will result in dollar-for-dollar treatment of the withdrawals. As described below under "Annual Benefit Payment," the Remaining Guaranteed Withdrawal Amount is the total amount you are guaranteed to receive over time if you take your first withdrawal before the Owner or older Joint Owner (or the Annuitant if the Owner is a non-natural person) is age 59 1/2. The Remaining Guaranteed Withdrawal Amount is also used to calculate an alternate death benefit available under the Lifetime Withdrawal Guarantee (see "Additional Information" below).


6% COMPOUNDING INCOME AMOUNT. If the Single Life version of the LWG II has been elected, beginning with the contract anniversary following the date you reach age 63, we increase the Total Guaranteed Withdrawal Amount and the Remaining Guaranteed Withdrawal Amount by an amount equal to 6% multiplied by the Total Guaranteed Withdrawal Amount and Remaining Guaranteed Withdrawal Amount before such increase (up to a maximum of $10,000,000) on each contract anniversary until the earlier of: (a) the date of the first withdrawal from the contract or
(b) 5 years. We take the Total Guaranteed Withdrawal Amount and the Remaining Guaranteed Withdrawal Amount as of the last day of the Contract Year to determine the amount subject to the increase. If the first withdrawal from the contract is taken before the contract anniversary following the date you reach age 63, the Total Guaranteed Withdrawal Amount and Remaining Guaranteed Withdrawal Amount will never be increased by the 6% Compounding Income Amount.


If the Joint Life version of the LWG II has been elected, beginning with the contract anniversary following the date the younger spouse reaches age 66, we increase the Total Guaranteed Withdrawal Amount and the Remaining Guaranteed Withdrawal Amount by an amount equal to 6% multiplied by the Total Guaranteed Withdrawal Amount and Remaining Guaranteed Withdrawal Amount before such increase (up to a maximum of $10,000,000) on each contract anniversary until the earlier of: (a) the date of the first withdrawal from the contract or (b) 5 years. We take the Total Guaranteed Withdrawal Amount and the Remaining Guaranteed Withdrawal Amount as of the last day of the Contract Year to determine the amount subject to the increase. If the first withdrawal from the contract is taken before the contract anniversary following the date the younger spouse reaches age 66, the Total Guaranteed Withdrawal Amount and Remaining Guaranteed Withdrawal Amount will never be increased by the 6% Compounding Income Amount.


We may also increase the Total Guaranteed Withdrawal Amount and Remaining Guaranteed Withdrawal Amount by the Automatic Annual Step-Up (discussed below), if that would result in a higher Total Guaranteed Withdrawal Amount and Remaining Guaranteed Withdrawal Amount.


AUTOMATIC ANNUAL STEP-UP. On each contract anniversary prior to the Owner's 91st birthday (or, for the Joint Life version, the younger spouse's 91st birthday), an Automatic Annual Step-Up will occur, provided that the Account Value exceeds the Total Guaranteed Withdrawal Amount (after compounding) immediately before the step-up (and provided that you have not chosen to decline the step-up as described below).


The Automatic Annual Step-Up:


o resets the Total Guaranteed Withdrawal Amount and the Remaining Guaranteed Withdrawal Amount to the Account Value on the date of the step-up, up to a maximum of $10,000,000, regardless of whether or not you have taken any withdrawals;


o if the Single Life version of LWG II was elected, resets the Annual Benefit Payment equal to 5% of the Total Guaranteed Withdrawal Amount after the step-up (or 6% if you make your first withdrawal on or after the contract anniversary following the date you reach age 76); or, if the Joint Life version of LWG II was elected, resets the Annual Benefit Payment equal to 4.5% of the Total Guaranteed Withdrawal Amount after the step-up (or 5% if you make your first withdrawal on or after the contract anniversary following the date the younger spouse reaches age 63); and


o may reset the rider charge to a rate that does not exceed the lower of: (a) the Maximum Automatic Annual Step-Up Charge (1.60% for the Single Life version or 1.80% for the Joint Life version) or (b) the current rate that we charge for the same rider available for new contract purchases at the time of the Automatic Annual Step-Up.


For contracts issued on or before February 23, 2009, the maximum charge upon an
---------------------------------------------------
Automatic Annual Step-Up is 1.25% (Single Life version) or 1.50% (Joint Life version).


In the event that the charge applicable to contract purchases at the time of the step-up is higher than your current LWG II rider charge, we will notify you in writing a minimum of 30 days in advance of the applicable contract anniversary and inform you that you may choose to decline the Automatic Annual Step-Up. If you choose to decline the Automatic Annual Step-Up, you must notify us in accordance with our Administrative Procedures (currently we require you to submit your request in writing to our Annuity Service Center no less than seven calendar days prior to the applicable contract anniversary). Once you notify us of your decision to decline the Automatic Annual Step-Up, you will no longer be eligible for future Automatic Annual Step-Ups until you notify us in writing to our Annuity Service Center that you wish to reinstate the step-ups. This reinstatement will take effect at the next contract anniversary after we receive your request for reinstatement. Please note that the Automatic Annual Step-Up may be of limited benefit if you intend to make Purchase Payments that would cause your Account Value to approach $10,000,000, because the Total Guaranteed Withdrawal Amount and Remaining Guaranteed Withdrawal Amount cannot exceed $10,000,000.


For contracts issued on or before February 23, 2009, if your Total Guaranteed
---------------------------------------------------
Withdrawal Amount is increased due to an Automatic Annual Step-Up on a contract anniversary occurring on July 1, 2012 or later, we currently will increase the rider charge for the Single Life version to 0.95% of the Total Guaranteed Withdrawal Amount, and we will increase the rider charge for the Joint Life version to 1.20% of the Total Guaranteed Withdrawal Amount, applicable after the contract anniversary on which the Automatic Annual Step-Up occurs.


ANNUAL BENEFIT PAYMENT. The initial ANNUAL BENEFIT PAYMENT is equal to the initial Total Guaranteed Withdrawal Amount multiplied by the Withdrawal Rate. If the Single Life version of the LWG II is elected, the Withdrawal Rate is 5% (6% if you take your first withdrawal during a Contract Year in which the Owner (or oldest Joint Owner, or Annuitant if the Owner is a non-natural person) attains or will attain age 76 or older). If the Joint Life version of the LWG II is elected, the Withdrawal Rate is 4.5% (5% if you take your first withdrawal on or after the contract anniversary following the date the younger spouse reaches age 63).


If the Total Guaranteed Withdrawal Amount is later recalculated (for example, because of additional Purchase Payments, the Automatic Annual Step-Up, or Excess

Withdrawals), the Annual Benefit Payment is reset equal to the new Total Guaranteed Withdrawal Amount multiplied by the Withdrawal Rate.


IT IS IMPORTANT TO NOTE:


o If you take your first withdrawal before the date you reach age 59 1/2 (or, for the Joint Life version, if you take your first withdrawal before the date when both you and your spouse are at least age 59 1/2), we will continue to pay the Annual Benefit Payment each year until the Remaining Guaranteed Withdrawal Amount is depleted, even if your Account Value declines to zero. This means if your Account Value is depleted due to a Non-Excess Withdrawal or the deduction of the rider charge, and your Remaining Guaranteed Withdrawal Amount is greater than zero, we will pay you the remaining Annual Benefit Payment, if any, not yet withdrawn during the Contract Year that the Account Value was depleted, and beginning in the following Contract Year, we will continue paying the Annual Benefit Payment to you each year until your Remaining Guaranteed Withdrawal Amount is depleted. This guarantees that you will receive your Purchase Payments regardless of market performance so long as you do not take Excess Withdrawals; however, you will not be guaranteed income for the rest of your life.


o If you take your first withdrawal on or after the date you reach age 59 1/2, we will continue to pay the Annual Benefit Payment each year for the rest of your life (and the life of your spouse, if the Joint Life version of the rider was elected, and you take your first withdrawal when both you and your spouse are at least age 59 1/2), even if your Remaining Guaranteed Withdrawal Amount and/or Account Value declines to zero. This means if your Remaining Guaranteed Withdrawal Amount and/or your Account Value is depleted due to a Non-Excess Withdrawal or the deduction of the rider charge, we will pay to you the remaining Annual Benefit Payment, if any, not yet withdrawn during that Contract Year that the Account Value was depleted, and beginning in the following Contract Year, we will continue paying the Annual Benefit Payment to you each year for the rest of your life (and your spouse's life, if the Joint Life version of the rider was elected, and you take the first withdrawal when both you and your spouse are at least age 59 1/2). Therefore, you will be guaranteed income for life.


o The Withdrawal Rate used to calculate your Annual Benefit Payment varies depending on: (a) whether you have elected the Single Life or Joint Life version of LWG II, and (b) your age (or, for the Joint Life version, the age of the younger spouse) when you take your first withdrawal (see "Annual Benefit Payment" above).


o IF YOU HAVE ELECTED THE LWG II, YOU SHOULD CAREFULLY CONSIDER WHEN TO BEGIN TAKING WITHDRAWALS. IF YOU BEGIN TAKING WITHDRAWALS TOO SOON, YOU MAY LIMIT THE VALUE OF THE LWG II. FOR EXAMPLE, WE NO LONGER INCREASE YOUR TOTAL GUARANTEED WITHDRAWAL AMOUNT BY THE 6% COMPOUNDING INCOME AMOUNT ONCE YOU MAKE YOUR FIRST WITHDRAWAL. HOWEVER, IF YOU DELAY TAKING WITHDRAWALS FOR TOO LONG, YOU MAY LIMIT THE NUMBER OF YEARS AVAILABLE FOR YOU TO TAKE WITHDRAWALS IN THE FUTURE (DUE TO LIFE EXPECTANCY) AND YOU MAY BE PAYING FOR A BENEFIT YOU ARE NOT USING.


o You have the option of receiving withdrawals under the LWG II rider or receiving payments under an annuity income option. You should consult with your registered representative when deciding how to receive income under this contract. In making this decision, you should consider many factors, including the relative amount of current income provided by the two options, the potential ability to receive higher future payments through potential increases to the value of the LWG II (as described below), your potential need to make additional withdrawals in the future, and the relative values to you of the death benefits available prior to and after annuitization. (See "Lifetime Withdrawal Guarantee and Annuitization" below.)


MANAGING YOUR WITHDRAWALS. It is important that you carefully manage your annual withdrawals. To retain the full guarantees of this rider, your annual withdrawals cannot exceed the Annual Benefit Payment each Contract Year. In other words, you should not take Excess Withdrawals. We do not include withdrawal charges for the purpose of calculating whether you have taken an Excess Withdrawal. IF YOU DO TAKE AN EXCESS WITHDRAWAL, WE WILL RECALCULATE THE TOTAL GUARANTEED WITHDRAWAL AMOUNT AND REDUCE THE ANNUAL BENEFIT PAYMENT TO THE NEW TOTAL GUARANTEED WITHDRAWAL AMOUNT MULTIPLIED BY

THE WITHDRAWAL RATE (SEE "ANNUAL BENEFIT PAYMENT" ABOVE FOR HOW THE WITHDRAWAL RATE IS DETERMINED).


IN ADDITION, AS NOTED ABOVE, IF YOU TAKE AN EXCESS WITHDRAWAL, WE WILL REDUCE THE REMAINING GUARANTEED WITHDRAWAL AMOUNT IN THE SAME PROPORTION THAT THE WITHDRAWAL REDUCES THE ACCOUNT VALUE. THESE REDUCTIONS IN THE TOTAL GUARANTEED WITHDRAWAL AMOUNT, ANNUAL BENEFIT PAYMENT, AND REMAINING GUARANTEED WITHDRAWAL AMOUNT MAY BE SIGNIFICANT. You are still eligible to receive either lifetime payments or the remainder of the Remaining Guaranteed Withdrawal Amount so long as the withdrawal that exceeded the Annual Benefit Payment did not cause your Account Value to decline to zero. AN EXCESS WITHDRAWAL THAT REDUCES THE ACCOUNT VALUE TO ZERO WILL TERMINATE THE CONTRACT.


You can always take Non-Excess Withdrawals. However, if you choose to receive only a part of your Annual Benefit Payment in any given Contract Year, your Annual Benefit Payment is not cumulative and your Remaining Guaranteed Withdrawal Amount and Annual Benefit Payment will not increase. For example, if your Annual Benefit Payment is 5% of your Total Guaranteed Withdrawal Amount (because you elected the Single Life version of LWG II and took your first withdrawal before the Contract Year in which the Owner (or oldest Joint Owner, or Annuitant if the Owner is a non-natural person) will attain age 76), you cannot withdraw 3% of the Total Guaranteed Withdrawal Amount in one year and then withdraw 7% of the Total Guaranteed Withdrawal Amount the next year without making an Excess Withdrawal in the second year.


REQUIRED MINIMUM DISTRIBUTIONS. For IRAs and other contracts subject to Section 401(a)(9) of the Internal Revenue Code, you may be required to take withdrawals to fulfill minimum distribution requirements generally beginning at age 70 1/2. These required distributions may be larger than your Annual Benefit Payment. If you enroll in the Automated Required Minimum Distribution Program and elect annual withdrawals, AFTER THE FIRST CONTRACT YEAR, we will increase your Annual Benefit Payment to equal your most recently calculated required minimum distribution amount, if such amount is greater than your Annual Benefit Payment. Otherwise, any cumulative withdrawals you make to satisfy your required minimum distribution amount will be treated as Excess Withdrawals if they exceed your Annual Benefit Payment. YOU MUST BE ENROLLED ONLY IN THE
                                                              ----
AUTOMATED REQUIRED MINIMUM DISTRIBUTION PROGRAM TO QUALIFY FOR THIS INCREASE IN THE ANNUAL BENEFIT PAYMENT. YOU MAY NOT BE ENROLLED IN ANY OTHER SYSTEMATIC WITHDRAWAL PROGRAM. THE FREQUENCY OF YOUR WITHDRAWALS MUST BE ANNUAL. THE AUTOMATED REQUIRED MINIMUM DISTRIBUTION PROGRAM IS BASED ON INFORMATION RELATING TO THIS CONTRACT ONLY. To enroll in the Automated Required Minimum Distribution Program, please contact our Annuity Service Center.


INVESTMENT ALLOCATION RESTRICTIONS. If you elect the LWG II rider, there are certain investment allocation restrictions. For a detailed description of the LWG II investment allocation restrictions, see "Purchase - Investment Allocation Restrictions for Certain Riders." If you elect the LWG II, you may not participate in the Dollar Cost Averaging (DCA) program. However, you may elect to participate in the Enhanced Dollar Cost Averaging (EDCA) program, provided that your destination investment portfolios are selected in accordance with the investment allocation restrictions.


JOINT LIFE VERSION. A Joint Life version of the LWG II rider is available for a charge of 1.50% (which may increase upon an Automatic Annual Step-Up to a maximum of 1.80%). Like the Single Life version of the LWG II rider, the Joint Life version must be elected at the time you purchase the contract, and the Owner (or oldest Joint Owner) must be age 85 or younger. Under the Joint Life version, when the Owner of the contract dies (or when the first Joint Owner dies), the LWG II rider will automatically remain in effect only if the spouse is the primary Beneficiary and elects to continue the contract under the spousal continuation provisions. (See "Death Benefit-Spousal Continuation.") This means that if you purchase the Joint Life version and subsequently get divorced, your former spouse will not be eligible to receive payments under the LWG II rider. Furthermore, changing the primary Beneficiary under the contract terminates the LWG II rider. In order for you and your spouse to receive lifetime income, both you and your spouse must be at least age 59 1/2 at the time of the first withdrawal.


The Withdrawal Rate for the Joint Life version of LWG II may differ from the Withdrawal Rate for the Single Life version (see "Annual Benefit Payment" above). The age at which the 6% Compounding Income Amount may begin to be applied to the Total Guaranteed Withdrawal Amount and Remaining Guaranteed Withdrawal Amount is different for the Single Life and Joint Life versions of LWG II (see "6% Compounding Income Amount" below).



In situations in which a trust is both the Owner and Beneficiary of the contract, the Joint Life version of the LWG II would not apply.



For contracts issued on or before February 23, 2009, the current charge for the
---------------------------------------------------
Joint Life version is 0.85% (which may increase upon an Automatic Annual Step-Up to a maximum of 1.50%). (See "Automatic Annual Step-Up" above.)


CANCELLATION AND GUARANTEED PRINCIPAL ADJUSTMENT. You may elect to cancel the LWG II rider on the contract anniversary every five Contract Years for the first 15 Contract Years and annually thereafter. We must receive your cancellation request within 30 days following the applicable contract anniversary in accordance with our Administrative Procedures (currently we require you to submit your request in writing to our Annuity Service Center). The cancellation will take effect upon our receipt of your request. If cancelled, the LWG II rider will terminate, we will no longer deduct the LWG II rider charge, and the investment allocation restrictions described in "Purchase
- Investment Allocation Restrictions for Certain Riders" will no longer apply. The variable annuity contract, however, will continue.


If you cancel the LWG II rider on the fifteenth contract anniversary or any contract anniversary thereafter, we will add a Guaranteed Principal Adjustment to your Account Value. The Guaranteed Principal Adjustment is intended to restore your initial investment in the contract in the case of poor investment performance. The Guaranteed Principal Adjustment is equal to (a) - (b) where:


(a) is Purchase Payments credited within 120 days of the date that we issued the contract, reduced proportionately by the percentage reduction in Account Value attributable to any partial withdrawals taken (including any applicable withdrawal charges) and


(b)    is the Account Value on the date of cancellation.


The Guaranteed Principal Adjustment will be added to each applicable investment portfolio in the ratio the portion of the Account Value in such investment portfolio bears to the total Account Value in all investment portfolios. The Guaranteed Principal Adjustment will never be less than zero.


Only Purchase Payments made during the first 120 days that you hold the contract are taken into consideration in determining the Guaranteed Principal Adjustment. Contract Owners who anticipate making Purchase Payments after 120 days should understand that such payments will not increase the Guaranteed Principal Adjustment. Purchase Payments made after 120 days are added to your Account Value and impact whether or not a benefit is due. Therefore, the LWG II may not be appropriate for you if you intend to make additional Purchase Payments after the 120-day period and are purchasing the LWG II for its Guaranteed Principal Adjustment feature.


TERMINATION OF THE LIFETIME WITHDRAWAL GUARANTEE II RIDER. The Lifetime Withdrawal Guarantee II rider will terminate upon the earliest of:


(1) the date of a full withdrawal of the Account Value (you are still eligible to receive either the Remaining Guaranteed Withdrawal Amount or lifetime payments, provided the withdrawal did not exceed the Annual Benefit Payment and the provisions and conditions of the rider have been met) (a pro rata portion of the rider charge will be assessed);


(2) the date all of the Account Value is applied to an Annuity Option (a pro rata portion of the rider charge will be assessed);


(3) the date there are insufficient funds to deduct the Lifetime Withdrawal Guarantee rider charge from the Account Value and your contract is thereby terminated (whatever Account Value is available will be applied to pay the rider charge and you are still eligible to receive either the Remaining Guaranteed Withdrawal Amount or lifetime payments, provided the provisions and conditions of the rider have been met; however, you will have no other benefits under the contract);


(4) death of the Owner or Joint Owner (or the Annuitant if the Owner is a non-natural person), except where the contract is issued under the Joint Life version of the Lifetime Withdrawal Guarantee, the primary Beneficiary is the spouse, and the spouse elects to continue the contract under the spousal continuation provisions of the contract;


(5) change of the Owner or Joint Owner (or, for the Joint Life version, the primary Beneficiary) for any reason, subject to our administrative procedures (a pro rata portion of the rider charge will be assessed);


(6)    the effective date of the cancellation of the rider;


(7) termination of the contract to which the rider is attached, other than due to death (a pro rata portion of the rider charge will be assessed); or


(8) the date you assign your contract (a pro rata portion of the rider charge will be assessed).


Under our current administrative procedures, we will waive the termination of the LWG II rider if you assign a portion of the contract under the following limited circumstances: if the assignment is solely for your benefit on account of your direct transfer of Account Value under Section 1035 of the Internal Revenue Code to fund premiums for a long term care insurance policy or Purchase Payments for an annuity contract issued by an insurance company which is not our affiliate and which is licensed to conduct business in any state. All such direct transfers are subject to any applicable withdrawal charges.


Once the rider is terminated, the LWG II rider charge will no longer be deducted and the LWG II investment allocation restrictions will no longer apply.


ADDITIONAL INFORMATION. The LWG II rider may affect the death benefit available under your contract. If the Owner or Joint Owner should die while the LWG II rider is in effect, an alternate death benefit amount will be calculated under the LWG II rider that can be taken in a lump sum. The LWG II death benefit amount that may be taken as a lump sum will be equal to total Purchase Payments less any partial withdrawals (deducted on a dollar-for-dollar basis). If this death benefit amount is greater than the death benefit provided by your contract, and if you made no Excess Withdrawals, then this death benefit amount will be paid instead of the death benefit provided by the contract. All other provisions of your contract's death benefit will apply.


Alternatively, the Beneficiary may elect to receive the Remaining Guaranteed Withdrawal Amount as a death benefit, in which case we will pay the Remaining Guaranteed Withdrawal Amount on a monthly basis (or any mutually agreed upon frequency, but no less frequently than annually) until the Remaining Guaranteed Withdrawal Amount is exhausted. The Beneficiary's withdrawal rights then come to an end. Currently, there is no minimum dollar amount for the payments; however, we reserve the right to accelerate any payment, in a lump sum, that is less than $500 (see below). This death benefit will be paid instead of the applicable contractual death benefit or the additional death benefit amount calculated under the LWG II as described above. Otherwise, the provisions of those contractual death benefits will determine the amount of the death benefit. Except as may be required by the Internal Revenue Code, an annual payment will not exceed the Annual Benefit Payment. If your Beneficiary dies while such payments are made, we will continue making the payments to the Beneficiary's estate unless we have agreed to another payee in writing. If the contract is a Non-Qualified Contract, any death benefit must be paid out over a time period and in a manner that satisfies Section 72(s) of the Internal Revenue Code. If the Owner (or the Annuitant, if the Owner is not a natural person) dies prior to the "annuity starting date" (as defined under the Internal Revenue Code and regulations thereunder), the period over which the Remaining Guaranteed Withdrawal Amount is paid as a death benefit cannot exceed the remaining life expectancy of the payee under the appropriate IRS tables. For purposes of the preceding sentence, if the payee is a non-natural person, the Remaining Guaranteed Withdrawal Amount must be paid out within 5 years from the date of death. Payments under this death benefit must begin within 12 months following the date of death.


We reserve the right to accelerate any payment, in a lump sum, that is less than $500 or to comply with requirements under the Internal Revenue Code (including minimum distribution requirements for IRAs and other contracts subject to Section 401(a)(9) of the Internal Revenue Code and Non-Qualified Contracts subject to Section 72(s)). If you terminate the LWG II rider because
(1) you make a total withdrawal of your Account Value; (2) your Account Value is insufficient to pay the LWG II rider charge; or (3) the contract Owner dies, except where the Beneficiary or Joint Owner is the spouse of the Owner and the spouse elects to continue the contract, you may not make additional Purchase Payments under the contract.


LIFETIME WITHDRAWAL GUARANTEE AND ANNUITIZATION. Since the Annuity Date at the time you purchase the contract is the later of age 90 of the Annuitant or 10 years from contract issue, you must make an election if you would like to extend your Annuity Date to the latest date permitted (subject to restrictions that may apply in New York State, restrictions imposed by your selling firm, and our current established administrative procedures). If you elect to extend your Annuity Date to the latest date permitted, and that date is reached, your contract must be annuitized (see "Annuity Payments (The Income Phase)"), or you must make a complete withdrawal of your Account Value. Annuitization may provide higher income amounts than the payments under the LWG II rider, depending on the applicable annuity option rates and your Account Value on the Annuity Date.


If you annuitize at the latest date permitted, you must elect one of the following options:


(1)    Annuitize the Account Value under the contract's annuity provisions.


(2) If you took withdrawals before age 59 1/2, and therefore you are not eligible for lifetime withdrawals under the LWG II rider, elect to receive the Annual Benefit Payment paid each year until the Remaining Guaranteed Withdrawal Amount is depleted. These payments will be equal in amount, except for the last payment that will be in an amount necessary to reduce the Remaining Guaranteed Withdrawal Amount to zero.


(3) If you are eligible for lifetime withdrawals under the LWG II rider, elect to receive the Annual Benefit Payment paid each year until your death (or the later of you and your spousal Beneficiary's death for the Joint Life version). If you (or you and your spousal Beneficiary for the Joint Life version) die before the Remaining Guaranteed Withdrawal Amount is depleted, your Beneficiaries will continue to receive payments equal to the Annual Benefit Payment each year until the Remaining Guaranteed Withdrawal Amount is depleted. These payments will be equal in amount, except for the last payment that will be in an amount necessary to reduce the Remaining Guaranteed Withdrawal Amount to zero.


If you do not select an Annuity Option or elect to receive payments under the LWG rider, we will annuitize your contract under the Life Annuity with 10 Years of Annuity Payments Guaranteed Annuity Option. However, if we do, we will adjust your Annuity Payment or the Annuity Option, if necessary, so your aggregate Annuity Payments will not be less than what you would have received under the LWG II rider.


DESCRIPTION OF THE LIFETIME WITHDRAWAL GUARANTEE I


The Lifetime Withdrawal Guarantee I rider is no longer available for sale. The Lifetime Withdrawal Guarantee I rider is identical to the Lifetime Withdrawal Guarantee II, with the exceptions described below.


TOTAL GUARANTEED WITHDRAWAL AMOUNT. The maximum Total Guaranteed Withdrawal Amount for the Lifetime Withdrawal Guarantee I rider is $5,000,000. If you elect the Lifetime Withdrawal Guarantee I rider and take an Excess Withdrawal, we will reduce the Total Guaranteed Withdrawal Amount by an amount equal to the difference between the Total Guaranteed Withdrawal Amount after the withdrawal and the Account Value after the withdrawal (if lower). On the other hand, if you elect the LWG II rider and take an Excess Withdrawal, we will reduce the Total Guaranteed Withdrawal Amount in the same proportion that the withdrawal reduces the Account Value.


REMAINING GUARANTEED WITHDRAWAL AMOUNT. The maximum Remaining Guaranteed Withdrawal Amount for the Lifetime Withdrawal Guarantee I rider is $5,000,000. If you elect the Lifetime Withdrawal Guarantee I rider and take a withdrawal, we will reduce the Remaining Guaranteed Withdrawal Amount by the amount of each withdrawal regardless of whether it is an Excess or Non-Excess withdrawal. However, if the withdrawal is an Excess Withdrawal, then we will additionally reduce the Remaining Guaranteed Withdrawal Amount to equal the difference between the Remaining Guaranteed Withdrawal Amount after the withdrawal and the Account Value after the withdrawal (if lower). On the other hand, if you elect the LWG II rider and take a withdrawal, we will reduce the Remaining Guaranteed Withdrawal Amount by the amount of each withdrawal for withdrawals that are Non-Excess Withdrawals and for Excess Withdrawals, we will reduce the Remaining Guaranteed Withdrawal Amount in the same proportion that the withdrawal reduces the Account Value.


COMPOUNDING INCOME AMOUNT. If you elect the Lifetime Withdrawal Guarantee I rider, on each contract anniversary until the earlier of: (a) the date of the first withdrawal from the contract or (b) the tenth contract anniversary, we increase the Total Guaranteed Withdrawal Amount and the Remaining Guaranteed Withdrawal Amount by an amount equal to 5% multiplied by the Total Guaranteed Withdrawal Amount and Remaining Guaranteed Withdrawal Amount before such increase. We take the Total Guaranteed Withdrawal Amount and the Remaining Guaranteed Withdrawal Amount as of the last day of the Contract Year to determine the amount subject to the increase.


ANNUAL BENEFIT PAYMENT. Under the Lifetime Withdrawal Guarantee I, the Annual Benefit Payment is set equal to the Total Guaranteed Withdrawal Amount multiplied by the 5% Withdrawal Rate. By contrast, the Withdrawal Rate under the Lifetime Withdrawal Guarantee II varies depending on whether the Single Life or Joint Life version is elected and the age at which the first withdrawal is made. (See "Description of the Lifetime Withdrawal Guarantee II - Annual Benefit Payment" above.)


AUTOMATIC ANNUAL STEP-UP. If an Automatic Annual Step-Up occurs under the Lifetime Withdrawal Guarantee I rider, we may increase the Lifetime Withdrawal Guarantee I rider charge to the charge applicable to current contract purchases of the same rider at the time of the step-up, but to no more than a maximum of 0.95% (Single Life version) or 1.40% (Joint Life version) of the Total Guaranteed Withdrawal Amount. If your Total Guaranteed Withdrawal Amount is increased due to an Automatic Annual Step-Up on a contract anniversary occurring on July 1, 2012 or later, we currently will increase the rider charge for the Single Life version to 0.80% of the Total Guaranteed Withdrawal Amount, and we will increase the rider charge for the Joint Life version to 1.05% of the Total Guaranteed Withdrawal Amount applicable after the contract anniversary on which the Automatic Annual Step-Up occurs. Automatic Annual Step-Ups may occur on each contract anniversary prior to the Owner's 86th birthday.


RIDER CHARGE. The charge for the Lifetime Withdrawal Guarantee I rider is 0.50% (Single Life version) or 0.70% (Joint Life version) of the Total Guaranteed Withdrawal Amount (see "Expenses - Lifetime Withdrawal Guarantee and Guaranteed Withdrawal Benefit - Rider Charge").


AGE AND OTHER PURCHASE REQUIREMENTS. You could only elect the Single Life version of the Lifetime Withdrawal Guarantee I rider if the Owner or oldest Joint Owner (or the Annuitant, if the Owner is a non-natural person) was at least 60 years old on the date the contract was issued. You could only elect the Joint Life version of the Lifetime Withdrawal Guarantee I rider if: (1) the contract was owned by Joint Owners who are spouses and (2) both Joint Owners were at least 63 years old on the date the contract was issued. Because of the requirement that the contract be owned by Joint Owners, the Joint Life version of the Lifetime Withdrawal Guarantee I rider could only be purchased with Non-Qualified Contracts.


TERMINATION. Termination provision (8) under "Termination of the Lifetime Withdrawal Guarantee II Rider" does not apply to the Lifetime Withdrawal Guarantee I rider.


INVESTMENT ALLOCATION RESTRICTIONS. If you elect the Lifetime Withdrawal Guarantee I rider, you are limited to allocating your Purchase Payments and Account Value among the following Investment Portfolios:


    (a)    the AllianceBernstein Global Dynamic Allocation Portfolio



    (b)    the Allianz Global Investors Dynamic Multi-Asset Plus Portfolio


    (c)    the American Funds (Reg. TM) Balanced Allocation Portfolio


    (d)    the American Funds (Reg. TM) Growth Allocation Portfolio


    (e)    the American Funds (Reg. TM) Moderate Allocation Portfolio


    (f)    the AQR Global Risk Balanced Portfolio


    (g)    the BlackRock Global Tactical Strategies Portfolio


    (h)    the BlackRock Money Market Portfolio


    (i)    the Invesco Balanced-Risk Allocation Portfolio


    (j)    the JPMorgan Global Active Allocation Portfolio


    (k)    the MetLife Asset Allocation 20 Portfolio


    (l)    the MetLife Asset Allocation 40 Portfolio


    (m)    the MetLife Asset Allocation 60 Portfolio


    (n)    the MetLife Asset Allocation 80 Portfolio


    (o)    the MetLife Balanced Plus Portfolio


    (p)    the MetLife Multi-Index Target Risk Portfolio


    (q)    the PanAgora Global Diversified Risk Portfolio


    (r)    the Pyramis (Reg. TM) Government Income Portfolio




    (s)    the Pyramis (Reg. TM) Managed Risk Portfolio


    (t)    the Schroders Global Multi-Asset Portfolio



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



     (u)    the SSgA Growth and Income ETF Portfolio


    (v)    the SSgA Growth ETF Portfolio



You may also elect to participate in the DCA or EDCA programs, provided that your destination Investment Portfolios are one or more of the above listed Investment Portfolios.


DESCRIPTION OF THE ENHANCED GUARANTEED WITHDRAWAL BENEFIT


BENEFIT BASE. The Guaranteed Withdrawal Amount is the maximum TOTAL amount of money that you are guaranteed to receive over time under the Enhanced GWB rider. At issue, the Guaranteed Withdrawal Amount and the Benefit Base are both equal to your initial Purchase Payment plus the GWB Bonus Amount. At any subsequent point in time, the BENEFIT BASE is the remaining amount of money that you are guaranteed to receive through withdrawals under the Enhanced GWB rider. Your Benefit Base will change with each Purchase Payment, or as the result of an Optional Reset. Also, each withdrawal will reduce your Benefit Base. If negative investment performance reduces your Account Value below the Benefit Base, you are still guaranteed to be able to withdraw the entire amount of your Benefit Base.


The Benefit Base is equal to:


o  Your initial Purchase Payment, increased by the 5% GWB Bonus Amount;


o  Increased by each subsequent Purchase Payment, and by the 5% GWB Bonus
     Amount;


o Reduced dollar for dollar by Benefits Paid, which are withdrawals (including any applicable withdrawal charge) and amounts applied to an Annuity Option (currently, you may not apply amounts less than your entire Account Value to an Annuity Option); and


o If a Benefit Paid from your contract is not payable to the contract Owner or the contract Owner's bank account (or to the Annuitant or the Annuitant's bank account, if the Owner is a non-natural person), or results in cumulative Benefits Paid for the current Contract Year exceeding the Annual Benefit Payment, and the resulting Benefit Base exceeds the Account Value, an additional reduction in the Benefit Base will be made. This additional reduction will be equal to the difference between the Benefit Base and your Account Value after the decrease for the Benefits Paid. The Benefit Base will also be reset as a result of an Optional Reset as described below.


(See section D of Appendix E for examples of how withdrawals affect the Benefit Base.)


ANNUAL BENEFIT PAYMENT. The ANNUAL BENEFIT PAYMENT is the maximum amount of your Benefit Base you may withdraw each Contract Year without adversely impacting the amount guaranteed to be available to you through withdrawals over time. The initial Annual Benefit Payment is equal to the initial Benefit Base multiplied by the GWB WITHDRAWAL RATE (7%). The Annual Benefit Payment is reset after each subsequent Purchase Payment to the greater of: (1) the Annual Benefit Payment before the subsequent Purchase Payment, and (2) the GWB Withdrawal Rate multiplied by the Benefit Base after the subsequent Purchase Payment. The Annual Benefit Payment will also be reset as a result of an Optional Reset as described below. You can continue to receive annual withdrawals in an amount equal to or less than your Annual Benefit Payment until your Benefit Base is depleted.


MANAGING YOUR WITHDRAWALS. It is important that you carefully manage your annual withdrawals. To retain the guarantees of this rider, your annual withdrawals cannot exceed the Annual Benefit Payment each Contract Year. We refer to withdrawals during a Contract Year that exceed the Annual Benefit Payment as Excess Withdrawals. We do not include withdrawal charges for the purpose of calculating whether you have taken an Excess Withdrawal. YOU SHOULD NOT TAKE EXCESS WITHDRAWALS. IF YOU DO TAKE AN EXCESS WITHDRAWAL, OR IF A WITHDRAWAL IS NOT PAYABLE TO THE CONTRACT OWNER OR THE CONTRACT OWNER'S BANK ACCOUNT (OR TO THE ANNUITANT OR THE ANNUITANT'S BANK ACCOUNT, IF THE OWNER IS A NON-NATURAL PERSON), THE ANNUAL BENEFIT PAYMENT WILL BE RECALCULATED AND MAY BE REDUCED. THIS REDUCTION MAY BE SIGNIFICANT. The new Annual Benefit Payment will equal the lower of (1) the Annual Benefit Payment before the withdrawal and (2) your Account Value after the decrease for the withdrawal (including any applicable withdrawal charge) multiplied by the GWB Withdrawal Rate. Because the GWB rider charge is assessed as a percentage of the Guaranteed Withdrawal

Amount, any decrease of the Annual Benefit Payment caused by an Excess Withdrawal results in an increase in the cost of the rider relative to the benefits you will receive.


(See sections E and F of Appendix E for examples of how withdrawals and subsequent Purchase Payments affect the Annual Benefit Payment.)


You can always take annual withdrawals less than the Annual Benefit Payment. However, if you choose to receive only a part of, or none of, your Annual Benefit Payment in any given Contract Year, your Annual Benefit Payment is not cumulative and your Benefit Base and Annual Benefit Payment will not increase. For example, if your Annual Benefit Payment is 7% of your Benefit Base and you withdraw only 4% one year, you cannot then withdraw 10% the next year without exceeding your Annual Benefit Payment.


REQUIRED MINIMUM DISTRIBUTIONS. For IRAs and other contracts subject to Section 401(a)(9) of the Internal Revenue Code, you may be required to take withdrawals to fulfill minimum distribution requirements generally beginning at age 70 1/2. These required distributions may be larger than your Annual Benefit Payment. If you enroll in the Automated Required Minimum Distribution Program and elect annual withdrawals, AFTER THE FIRST CONTRACT YEAR, we will increase your Annual Benefit Payment to equal your most recently calculated required minimum distribution amount, if such amount is greater than your Annual Benefit Payment. Otherwise, any cumulative withdrawals you make to satisfy your required minimum distribution amount will be treated as Excess Withdrawals if they exceed your Annual Benefit Payment. YOU MUST BE ENROLLED ONLY IN THE
                                                              ----
AUTOMATED REQUIRED MINIMUM DISTRIBUTION PROGRAM TO QUALIFY FOR THIS INCREASE IN THE ANNUAL BENEFIT PAYMENT. YOU MAY NOT BE ENROLLED IN ANY OTHER SYSTEMATIC WITHDRAWAL PROGRAM. THE FREQUENCY OF YOUR WITHDRAWALS MUST BE ANNUAL. THE AUTOMATED REQUIRED MINIMUM DISTRIBUTION PROGRAM IS BASED ON INFORMATION RELATING TO THIS CONTRACT ONLY. To enroll in the Automated Required Minimum Distribution Program, please contact our Annuity Service Center.


GUARANTEED WITHDRAWAL AMOUNT. We assess the GWB rider charge as a percentage of the GUARANTEED WITHDRAWAL AMOUNT, which is initially set at an amount equal to your initial Purchase Payment plus the GWB Bonus Amount. The Guaranteed Withdrawal Amount may increase with subsequent Purchase Payments. In this case, the Guaranteed Withdrawal Amount will be reset equal to the greater of: (1) the Guaranteed Withdrawal Amount before the Purchase Payment and (2) the Benefit Base after the Purchase Payment. Withdrawals do not decrease the Guaranteed Withdrawal Amount. The Guaranteed Withdrawal Amount will also be reset as a result of an Optional Reset as described below. If your Guaranteed Withdrawal Amount increases, the amount of the GWB rider charge we deduct will increase because the rider charge is a percentage of your Guaranteed Withdrawal Amount.


OPTIONAL RESET. At any contract anniversary prior to the 86th birthday of the Owner (or oldest Joint Owner or Annuitant if the contract is owned by a non-natural person), you may elect an Optional Reset. The purpose of an Optional Reset is to "lock-in" a higher Benefit Base, which may increase the amount of the Annual Benefit Payment and lengthen the period of time over which these withdrawals can be taken. We reserve the right to prohibit an Optional Reset election if we no longer offer this benefit.


An Optional Reset will:


o Reset your Guaranteed Withdrawal Amount and Benefit Base equal to the Account Value on the date of the reset;


o Reset your Annual Benefit Payment equal to the Account Value on the date of the reset multiplied by the GWB Withdrawal Rate (7%); and


o Reset the Enhanced GWB rider charge equal to the then current level we would charge for the same rider at the time of the reset, up to the maximum charge of 1.00% (0.95% for contracts issued before July 16, 2007).


You may elect either a one-time Optional Reset or Automatic Annual Resets. A one-time Optional Reset is permitted only if: (1) your Account Value is larger than the Benefit Base immediately before the reset, and (2) the reset occurs prior to the 86th birthday of the Owner (or oldest Joint Owner or Annuitant if the contract is owned by a non-natural person).


We must receive your request for a one-time Optional Reset in accordance with our administrative procedures (currently we require you to submit your request in writing to our Annuity Service Center) before the applicable



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


contract anniversary. The Optional Reset will take effect on the next contract anniversary following our receipt of your written request.


If you elect Automatic Annual Resets, a reset will occur automatically on any contract anniversary if: (1) your Account Value is larger than the Guaranteed Withdrawal Amount immediately before the reset, and (2) the contract anniversary is prior to the 86th birthday of the Owner (or oldest Joint Owner or Annuitant if the contract is owned by a non-natural person). The same conditions will apply to each Automatic Annual Reset.


In the event that the charge applicable to contract purchases at the time of the Automatic Annual Reset is higher than your current Enhanced GWB rider charge, we will notify you in writing a minimum of 30 days in advance of the applicable contract anniversary and inform you that you may choose to decline the Automatic Annual Reset. You may discontinue Automatic Annual Resets by notifying us in writing, at our Annuity Service Center (or by any other method acceptable to us), prior to the contract anniversary on which a reset may otherwise occur. If you discontinue the Automatic Annual Resets, no reset will occur automatically on any subsequent contract anniversary unless you make a new election under the terms described above. (If you discontinue Automatic Annual Resets, the Enhanced GWB rider (and the rider charge) will continue, and you may choose to elect a one-time Optional Reset or reinstate Automatic Annual Resets.)


It is possible to elect a one-time Optional Reset when the Account Value is larger than the Benefit Base but smaller than the Guaranteed Withdrawal Amount. (By contrast, an Automatic Annual Reset will never occur if the the Account Value is smaller than the Guaranteed Withdrawal Amount.) If you elect a one-time Optional Reset when the Account Value before the reset was less than the Guaranteed Withdrawal Amount, you would lock in a higher Benefit Base, which would increase the total amount you are guaranteed to receive through withdrawals under the Enhanced GWB rider, and extend the period of time over which you could make those withdrawals. However, you would also decrease the Annual Benefit Payment and the Guaranteed Withdrawal Amount. You should consider electing a one-time Optional Reset when your Account Value is smaller than the Guaranteed Withdrawal Amount only if you are willing to accept the decrease in the Annual Benefit Payment and Guaranteed Withdrawal Amount in return for locking in the higher Benefit Base. Otherwise, you should only elect a one-time Optional Reset when your Account Value is larger than the Guaranteed Withdrawal Amount.


Any benefit of a one-time Optional Reset or Automatic Annual Reset also depends on the current Enhanced GWB rider charge. If the current charge in effect at the time of the reset is higher than the charge you are paying, it may not be beneficial to elect a reset because we will begin applying the higher current charge at the time of the reset (even if a one-time Optional Reset results in a decrease of your Annual Benefit Payment and/or your Guaranteed Withdrawal Amount).


For contracts issued prior to July 16, 2007, you may elect an Optional Reset
-------------------------------------------
beginning with the third contract anniversary (as long as it is prior to the Owner's 86th birthday) and at any subsequent contract anniversary prior to the Owner's 86th birthday, as long as it has been at least three years since the last Optional Reset. Automatic Annual Resets are not available.


CANCELLATION OF THE ENHANCED GWB RIDER. You may elect to cancel the Enhanced GWB rider in accordance with our Administrative Procedures (currently we require you to submit your cancellation request in writing to our Annuity Service Center) during the 90-day period following your fifth contract anniversary. Such cancellation will take effect upon our receipt of your request. If cancelled, the Enhanced GWB rider will terminate and we will no longer deduct the Enhanced GWB rider charge. The variable annuity contract, however, will continue. If you cancel the Enhanced GWB rider, you may not re-elect it.


TERMINATION OF THE ENHANCED GWB RIDER. The Enhanced GWB rider will terminate upon the earliest of:


(1)    the date you make a full withdrawal of your Account Value;


(2)    the date you apply all of your Account Value to an Annuity Option;


(3) the date there are insufficient funds to deduct the Enhanced GWB rider charge from your Account Value (whatever Account Value is available will be applied to pay the annual Enhanced GWB rider charge);


(4) the date we receive due proof of the Owner's death and a Beneficiary claim form, except where the Beneficiary or Joint Owner is the spouse of the Owner and the spouse elects to continue the contract and the spouse is less than 85 years old, or the Annuitant dies if the Owner is a non-natural person; note: (a) if the spouse elects to continue the contract (so long as the spouse is less than 85 years old and the Enhanced GWB rider is in effect at the time of continuation), all terms and conditions of the Enhanced GWB rider will apply to the surviving spouse; and (b) we will not terminate the rider until we receive both due proof of the Owner's death and a Beneficiary claim form (from certain Beneficiaries, such as a trust, we may require additional information, such as the trust document), which means we will continue to deduct the Enhanced GWB rider charge until we receive this information;


(5) a change of the Owner or Joint Owner (or the Annuitant if the Owner is a non-natural person) for any reason (currently we follow our administrative procedures regarding termination for a change of Owner or Joint Owner or Annuitant, if a non-natural person owns the contract);


(6)    the effective date of the cancellation of the rider; or


(7)    the termination of your contract.


ADDITIONAL INFORMATION. If you take a full withdrawal of your Account Value and the withdrawal does not exceed the Annual Benefit Payment, or your Account Value is reduced to zero because you do not have a sufficient Account Value to pay the GWB rider charge and your Benefit Base after the withdrawal is greater than zero, we will commence making payments to the Owner or Joint Owner (or to the Annuitant if the Owner is a non-natural person) on a monthly basis (or any mutually agreed upon frequency, but not less frequently than annually) until the Benefit Base is exhausted. Your withdrawal rights then come to an end. Currently, there is no minimum dollar amount for the payments; however, we reserve the right to accelerate any payment, in a lump sum, that is less than $500 (see below). The total annual payments cannot exceed the Annual Benefit Payment, except to the extent required under the Internal Revenue Code. If you or the Joint Owner (or the Annuitant if the Owner is a non-natural person) should die while these payments are being made, your Beneficiary will receive these payments. No other death benefit will be paid.


If the Owner or Joint Owner (or the Annuitant if the Owner is a non-natural person) should die while the Enhanced GWB rider is in effect, your Beneficiary may elect to receive the Benefit Base as a death benefit in lieu of any other contractual death benefits. Otherwise, the provisions of those death benefits will determine the amount of the death benefit and no benefit will be payable under the Enhanced GWB rider.


If the Beneficiary elects the Benefit Base as a death benefit, we will pay the remaining Benefit Base on a monthly basis (or any mutually agreed upon frequency, but no less frequently than annually) until the Benefit Base is exhausted. Except as may be required by the Internal Revenue Code, an annual payment will not exceed the Annual Benefit Payment. If your Beneficiary dies while such payments are made, we will continue making the payments to the Beneficiary's estate unless we have agreed to another payee in writing. If the contract is a Non-Qualified Contract, any death benefit must be paid out over a time period and in a manner that satisfies Section 72(s) of the Internal Revenue Code. If the Owner (or the Annuitant, if the Owner is not a natural person) dies prior to the "annuity starting date" (as defined under the Internal Revenue Code and regulations thereunder), the period over which the Benefit Base is paid as a death benefit cannot exceed the remaining life expectancy of the payee under the appropriate IRS tables. For purposes of the preceding sentence, if the payee is a non-natural person, the Benefit Base must be paid out within 5 years from the date of death. Payments under this death benefit must begin within 12 months following the date of death.


We reserve the right to accelerate any payment, in a lump sum, that is less than $500 or to comply with requirements under the Internal Revenue Code (including minimum distribution requirements for IRAs and other contracts subject to Section 401(a)(9) of the Internal Revenue Code and Non-Qualified Contracts subject to Section 72(s)). If you terminate the Enhanced GWB rider because (1) you make a total withdrawal of your Account Value; (2) your Account Value is insufficient to pay the GWB rider charge; or (3) the contract Owner or Joint Owner (or the Annuitant, if the Owner is a non-natural person) dies, except where the Beneficiary or Joint Owner is the spouse of the Owner and the spouse elects to continue the contract and the spouse is less than 85 years old, you may not make additional Purchase Payments under the contract.


ENHANCED GWB AND ANNUITIZATION. Since the Annuity Date at the time you purchase the contract is the later of age 90 of the Annuitant or 10 years from contract issue, you must make an election if you would like to extend your Annuity Date to the latest date permitted (subject to restrictions that may apply in New York State, restrictions imposed by your selling firm, and our current established administrative procedures). If you elect to extend your Annuity Date to the latest date permitted, and that date is reached, your contract must be annuitized (see "Annuity Payments (The Income Phase)"), or you must make a complete withdrawal of your Account Value.


If you annuitize at the latest date permitted, you must elect one of the following options:


(1)    Annuitize the Account Value under the contract's annuity provisions.


(2) Elect to receive the Annual Benefit Payment under the Enhanced GWB rider paid each year until the Benefit Base is depleted. These payments will be equal in amount, except for the last payment that will be in an amount necessary to reduce the Benefit Base to zero.


If you do not select an Annuity Option or elect to receive payments under the Enhanced GWB rider, we will annuitize your contract under the Life Annuity with 10 Years of Annuity Payments Guaranteed Annuity Option. However, if we do, we will adjust your Annuity Payment or the Annuity Option, if necessary, so your aggregate Annuity Payments will not be less than what you would have received under the Enhanced GWB rider.



DESCRIPTION OF THE GUARANTEED WITHDRAWAL BENEFIT I



The GWB I rider is the same as the Enhanced GWB rider described above with the following differences: (1) there is no favorable treatment of required minimum distributions; (2) the GWB I rider charge continues even if your Benefit Base equals zero; (3) you may only elect the Optional Reset once every five Contract Years, as described below; (4) the GWB I rider charge is 0.50% and the maximum GWB I rider charge upon an Optional Reset is 0.95%; (5) you do not have the ability to cancel the rider following your fifth contract anniversary; and (6) we include withdrawal charges for purposes of determining whether your withdrawals have exceeded your Annual Benefit Payment.


OPTIONAL RESET. Starting with the fifth contract anniversary (as long as it is prior to the Owner's 86th birthday), you may ask us to reset the Annual Benefit Payment, Benefit Base and Guaranteed Withdrawal Amount. We must receive your request in writing within a 30-day period prior to that contract anniversary. You may elect an Optional Reset at any subsequent contract anniversary as long as it has been at least five years since the last Optional Reset and it is prior to the Owner's 86th birthday.


GUARANTEED MINIMUM ACCUMULATION BENEFIT


The Guaranteed Minimum Accumulation Benefit (GMAB) rider is no longer available for sale.


The GMAB guarantees that your Account Value will not be less than a minimum amount at the end of a specified number of years (the "Rider Maturity Date"). If your Account Value is less than the minimum guaranteed amount at the Rider Maturity Date, we will apply an additional amount to increase your Account Value so that it is equal to the guaranteed amount.



If you elected the GMAB rider, we required you to allocate your Purchase Payments and all of your Account Value to one of three Investment Portfolios
                                          ---
(see the "Original Investment Portfolios" in the table below). You may also allocate purchase payments to the EDCA program, provided that your destination portfolio is the available MetLife Asset Allocation Program portfolio that you have chosen. No transfers are permitted while this rider is in effect. The Investment Portfolio that you chose at the time you elected the GMAB determines the percentage of Purchase Payments that equals the guaranteed amount. The original Investment Portfolios available at the time you chose the GMAB rider, the percentage of Purchase Payments that determined the guaranteed amount, and the number of years to the Rider Maturity Date for each, are:





                            Guaranteed
                              Amount           Years to
Original                  (% of Purchase         Rider
Investment Portfolio         Payments)       Maturity Date
----------------------   ----------------   --------------
MetLife Defensive
Strategy Portfolio(1)    130%               10 years
MetLife Moderate
Strategy Portfolio(2)    120%               10 years
MetLife Balanced
Strategy Portfolio(3)    110%               10 years





    (1) Effective as of April 28, 2014, the MetLife Defensive Strategy Portfolio of Met Investors Series Trust merged into the MetLife Asset Allocation 40 Portfolio of Metropolitan Series Fund.


    (2)    Effective as of April 28, 2014, the MetLife

          Moderate Strategy Portfolio of Met Investors Series Trust merged into the MetLife Asset Allocation 40 Portfolio of Metropolitan Series Fund.


    (3) Effective as of April 28, 2014, the MetLife Balanced Strategy Portfolio of Met Investors Series Trust merged into the MetLife Asset Allocation 60 Portfolio of Metropolitan Series Fund.


The Investment Portfolio mergers that occurred on April 28, 2014 did not affect the Guaranteed Amount under the GMAB.


After April 28, 2014, contract owners who originally elected the MetLife Moderate Strategy Portfolio of Met Investors Series Trust will be permitted to make a one-time transfer of their entire Account Value from the MetLife Asset Allocation 40 Portfolio of Metropolitan Series Fund to the American Funds (Reg.
TM) Moderate Allocation Portfolio of Met Investors Series Trust. Eligible contract owners will receive a communication from us describing how they can elect this one-time transfer. The transfer must be requested during the 90 day period following the date of the communication. If you do not receive this communication, please contact the Annuity Service Center.


For more information about the Investment Portfolios, please see the prospectuses for the Investment Portfolios and the "Investment Portfolio Expenses" section and Appendix B of this prospectus.



This benefit is intended to protect you against poor investment performance during the Accumulation Phase of your contract. You may not have this benefit and a GMIB or GWB rider in effect at the same time.



BENEFIT DESCRIPTION. The GMAB rider guarantees that at the Rider Maturity Date, your Account Value will at least be equal to a percentage of the Purchase Payments you made during the first 120 days that you held the contract (the "GMAB Eligibility Period"), less reductions for any withdrawals (and related withdrawal charges) that you made at any time before the Rider Maturity Date. The percentage of Purchase Payments made that determines the guaranteed amount range from 110% to 130%, depending on the Investment Portfolio you selected. This guaranteed amount is the "GUARANTEED ACCUMULATION AMOUNT." The Guaranteed Accumulation Amount is used only to determine the amount of any benefit payable under the GMAB feature and the amount of the annual charge for the GMAB. There is a maximum Guaranteed Accumulation Amount for your contract that is shown on your contract schedule page (currently $5 million). Purchase Payments made after this maximum Guaranteed Accumulation Amount is reached will not increase the Guaranteed Accumulation Amount above the maximum. However, if you make a withdrawal of Account Value during the GMAB Eligibility Period that reduces the Guaranteed Accumulation Amount below the maximum, then Purchase Payments you make AFTER the withdrawal, and during the GMAB Eligibility Period, will increase the Guaranteed Accumulation Amount until it reaches the maximum. Only Purchase Payments made during the first 120 days that you hold the contract are taken into consideration in determining the Guaranteed Accumulation Amount. If you anticipate making Purchase Payments after 120 days, you should understand that such payments will not increase the Guaranteed Accumulation Amount. Purchase Payments made after 120 days are added to your Account Value and impact whether or not a benefit is due under the GMAB feature at the Rider Maturity Date.


On your contract's issue date, the Guaranteed Accumulation Amount is equal to a percentage of your initial Purchase Payment. Subsequent Purchase Payments made during the GMAB Eligibility Period increase the Guaranteed Accumulation Amount by the percentage amount of the Purchase Payment (subject to the limit described above) depending on which Investment Portfolio you selected at the time you elected the GMAB. When you make a withdrawal from the contract, the Guaranteed Accumulation Amount is reduced in the same proportion that the amount of the withdrawal (including any related withdrawal charge) bears to the total Account Value.



     EXAMPLE:


   Assume your Account Value is $100,000 and your Guaranteed Accumulation Amount is $120,000, prior to making a $10,000 withdrawal from the contract. The withdrawal amount is 10% of the Account Value. Therefore, after the withdrawal, your Account Value would be $90,000 and your Guaranteed Accumulation Amount would be $108,000 (90% of $120,000).


The Guaranteed Accumulation Amount does not represent an amount of money available for withdrawal and is not used to calculate any benefits under the contract prior to the Rider Maturity Date.


At the Rider Maturity Date, after deduction of the annual charge for the GMAB rider, we will compare your contract's Account Value to its Guaranteed Accumulation Amount. If the Account Value is less than the Guaranteed Accumulation Amount, we will contribute to your Account

Value the amount needed to make it equal the Guaranteed Accumulation Amount. (This added amount is the "Guaranteed Accumulation Payment.") The Guaranteed Accumulation Payment is allocated entirely to the Investment Portfolio you have selected (no portion of the Guaranteed Accumulation Payment is allocated to the EDCA account).



If your Account Value is greater than or equal to the Guaranteed Accumulation Amount at the Rider Maturity Date, then no Guaranteed Accumulation Payment will be paid into your Account Value. The GMAB rider terminates at the Rider Maturity Date. We will not deduct the GMAB rider charge after that date, and the related investment requirements and restrictions will no longer apply.


If your Account Value is reduced to zero for any reason other than a full withdrawal of the Account Value or application of the entire Account Value to an Annuity Option, but your contract has a positive Guaranteed Accumulation Amount remaining, the contract and the GMAB rider will remain in force. No charge for the GMAB rider will be deducted or accrue while there is insufficient Account Value to cover the deductions for the charge. At the Rider Maturity Date, the Guaranteed Accumulation Payment will be paid into the Account Value.


Purchase Payments made after the 120 day GMAB Eligibility Period may have a significant impact on whether or not a Guaranteed Accumulation Payment is due at the Rider Maturity Date. Even if Purchase Payments made during the 120 day GMAB Eligibility Period lose significant value, if the Account Value, which includes all Purchase Payments, is equal to or greater than the Guaranteed
         ---
Accumulation Amount, which is a percentage of your Purchase Payments made during the 120 day period, then no Guaranteed Accumulation Payment is made. Therefore, the GMAB rider may not be appropriate for you if you intend to make additional Purchase Payments after the GMAB Eligibility Period.


     EXAMPLE:



   Assume that you made one $10,000 Purchase Payment during the 120 day GMAB Eligibility Period and you selected the MetLife Balanced Strategy Porfolio. Therefore, the Guaranteed Accumulation Amount is $11,000 (110% of your $10,000 Purchase Payment). Assume that at the Rider Maturity Date, your Account Value is $0. The Guaranteed Accumulation Payment is $11,000 ($11,000 - $0 = $11,000).


   In contrast, assume that you made one $10,000 Purchase Payment during the 120 day GMAB Eligibility Period and you selected the MetLife Balanced Strategy Porfolio. Therefore, the Guaranteed Accumulation Amount is $11,000. Also assume that on the day before the Rider Maturity Date your Account Value is $0. Assume that you decide to make one Purchase Payment on the day before the Rider Maturity Date of $11,000. At the Rider Maturity Date, assume there has not been any positive or negative investment experience for the one day between your Purchase Payment and the Rider Maturity Date. Consequently, your Account Value is $11,000. We would not pay a Guaranteed Accumulation Payment because the Account Value of $11,000 is equal to the Guaranteed Accumulation Amount of $11,000 ($11,000 - $11,000 = $0).



RIDER TERMINATION. The GMAB rider will terminate at the earliest of: (1) the Rider Maturity Date; (2) the date you surrender the contract; (3) the date you cancel the GMAB rider, as described below; (4) the date you apply all of your Account Value to an Annuity Option; and (5) the date of death of the Owner or Joint Owner (or Annuitant if the Owner is a non-natural person), unless the Beneficiary is the spouse of the Owner and elects to continue the contract under the spousal continuation provisions of the contract.


Once the rider is terminated, the GMAB rider charge will no longer be deducted and the related investment requirements and limitations will no longer apply. If the rider is terminated before the Rider Maturity Date, the Guaranteed Accumulation Payment will not be paid.


CANCELLATION. You have a one-time right to cancel this optional benefit to take effect on your fifth contract anniversary. We must receive your request in writing within the 90-day period after your fifth contract anniversary. Such cancellation will take effect upon our receipt of your request. Once you have cancelled the GMAB rider, you will no longer be eligible to receive the Guaranteed Accumulation Payment or be bound by the investment requirements and restrictions, and we will no longer deduct the charge for this rider.


GMAB AND DECEDENT CONTRACTS. If you are purchasing this contract with a nontaxable transfer of the death benefit proceeds of any annuity contract or IRA (or any other tax-qualified arrangement) of which you were the Beneficiary and you are "stretching" the distributions under the IRS required distribution rules, you may not purchase the GMAB rider.




8. PERFORMANCE

We periodically advertise subaccount performance relating to the Investment Portfolios. We will calculate performance by determining the percentage change in the value of an Accumulation Unit by dividing the increase (decrease) for that unit by the value of the Accumulation Unit at the beginning of the period. This performance number reflects the deduction of the Separate Account product charges (including certain death benefit rider charges) and the Investment Portfolio expenses. It does not reflect the deduction of any applicable account fee, withdrawal charge, or applicable optional rider charges. The deduction of these charges would reduce the percentage increase or make greater any percentage decrease. Any advertisement will also include total return figures which reflect the deduction of the Separate Account product charges (including certain death benefit rider charges), account fee, withdrawal charges, applicable optional rider charges, and the Investment Portfolio expenses.


For periods starting prior to the date the contract was first offered, the performance will be based on the historical performance of the corresponding Investment Portfolios for the periods commencing from the date on which the particular Investment Portfolio was made available through the Separate Account.


In addition, the performance for the Investment Portfolios may be shown for the period commencing from the inception date of the Investment Portfolios. These figures should not be interpreted to reflect actual historical performance of the Separate Account.


We may, from time to time, include in our advertising and sales materials performance information for funds or investment accounts related to the Investment Portfolios and/or their investment advisers or subadvisers. Such related performance information also may reflect the deduction of certain contract charges. We may also include in our advertising and sales materials tax deferred compounding charts and other hypothetical illustrations, which may include comparisons of currently taxable and tax deferred investment programs, based on selected tax brackets.


We may advertise the living benefit and death benefit riders using illustrations showing how the benefit works with historical performance of specific Investment Portfolios or with a hypothetical rate of return (which rate will not exceed 12%) or a combination of historical and hypothetical returns. These illustrations will reflect the deduction of all applicable charges including the portfolio expenses of the underlying Investment Portfolios.


You should know that for any performance we illustrate, future performance will vary and results shown are not necessarily representative of future results.




9. DEATH BENEFIT

UPON YOUR DEATH


If you die during the Accumulation Phase, we will pay a death benefit to your Beneficiary (or Beneficiaries). The Principal Protection is the standard death benefit for your contract. If you are age 79 or younger at the effective date of your contract, you may select the optional Annual Step-Up Death Benefit rider.


The death benefits are described below. If you have already been issued a contract, please check your contract and riders for the specific provisions applicable to you.


The death benefit is determined as of the end of the Business Day on which we receive both due proof of death and an election for the payment method. Where there are multiple Beneficiaries, the death benefit will only be determined as of the time the first Beneficiary submits the necessary documentation in Good Order. If the death benefit payable is an amount that exceeds the Account Value on the day it is determined, we will apply to the contract an amount equal to the difference between the death benefit payable and the Account Value, in accordance with the current allocation of the Account Value. This death benefit amount remains in the Investment Portfolios until each of the other Beneficiaries submits the necessary documentation in Good Order to claim his/her death benefit. (See "General Death Benefit Provisions" below.) Any death benefit amounts held in the Investment Portfolios on behalf of the remaining Beneficiaries are subject to investment risk. There is no additional death benefit guarantee.


If you have a Joint Owner, the death benefit will be paid when the first Owner dies. Upon the death of either Owner, the surviving Joint Owner will be the primary Beneficiary. Any other Beneficiary designation will be treated as a contingent Beneficiary, unless instructed otherwise.


If a non-natural person owns the contract, the Annuitant will be deemed to be the Owner in determining the death



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benefit. If there are Joint Owners, the age of the older Owner will be used to determine the death benefit amount.


If we are presented with notification of your death before any requested transaction is completed (including transactions under a dollar cost averaging program, the Automatic Rebalancing Program, the Systematic Withdrawal Program, or the Automated Required Minimum Distribution Program), we will cancel the request. As described above, the death benefit will be determined when we receive both due proof of death and an election for the payment method.


STANDARD DEATH BENEFIT - PRINCIPAL PROTECTION


The death benefit will be the greater of:


(1)    the Account Value; or


(2) total Purchase Payments, reduced proportionately by the percentage reduction in Account Value attributable to each partial withdrawal (including any applicable withdrawal charge).


If the Owner is a natural person and the Owner is changed to someone other than a spouse, the death benefit amount will be determined as defined above; however, subsection (2) will be changed to provide as follows: "the Account Value as of the effective date of the change of Owner, increased by Purchase Payments received after the date of the change of Owner, reduced proportionately by the percentage reduction in Account Value attributable to each partial withdrawal (including any applicable withdrawal charge) made after such date."


In the event that a Beneficiary who is the spouse of the Owner elects to continue the contract in his or her name after the Owner dies, the death benefit amount will be determined in accordance with (1) or (2) above.


(See Appendix F for examples of the Principal Protection death benefit rider.)


OPTIONAL DEATH BENEFIT - ANNUAL STEP-UP


You may select the Annual Step-Up death benefit rider if you are age 79 or younger at the effective date of your contract. If you select the Annual Step-Up death benefit rider, the death benefit will be the greatest of:


(1)    the Account Value; or


(2) total Purchase Payments, reduced proportionately by the percentage reduction in Account Value attributable to each partial withdrawal (including any applicable withdrawal charge); or


(3)    the highest anniversary value, as defined below.


On the date we issue your contract, the highest anniversary value is equal to your initial Purchase Payment. Thereafter, the highest anniversary value (as recalculated) will be increased by subsequent Purchase Payments and reduced proportionately by the percentage reduction in Account Value attributable to each subsequent partial withdrawal (including any applicable withdrawal charge). On each contract anniversary prior to your 81st birthday, the highest anniversary value will be recalculated and set equal to the greater of the highest anniversary value before the recalculation or the Account Value on the date of the recalculation.


If the Owner is a natural person and the Owner is changed to someone other than a spouse, the death benefit is equal to the greatest of (1), (2) or (3); however, for purposes of calculating (2) and (3) above:



o Subsection (2) is changed to provide: "The Account Value as of the effective date of the change of Owner, increased by Purchase Payments received after the date of change of Owner, and reduced proportionately by the percentage reduction in Account Value attributable to each partial withdrawal (including any applicable withdrawal charge) made after such date"; and



o For subsection (3), the highest anniversary value will be recalculated to equal your Account Value as of the effective date of the change of Owner. Thereafter, the highest anniversary value (as recalculated) will be increased by subsequent Purchase Payments and reduced proportionately by the percentage reduction in Account Value attributable to each subsequent partial withdrawal (including any applicable withdrawal charge). On each contract anniversary prior to the Owner's 81st birthday, the highest anniversary value will be recalculated and set equal to the greater of the




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     highest anniversary value before the recalculation or the Account Value on the date of the recalculation.


In the event that a Beneficiary who is the spouse of the Owner elects to continue the contract in his or her name after the Owner dies, the death benefit is equal to the greatest of (1), (2) or (3).


(See Appendix F for examples of the Annual Step-Up death benefit rider.)


GENERAL DEATH BENEFIT PROVISIONS


The death benefit amount remains in the Separate Account until distribution begins. From the time the death benefit is determined until complete distribution is made, any amount in the Separate Account will continue to be subject to investment risk. This risk is borne by the Beneficiary.


If the Beneficiary under a Qualified Contract is the Annuitant's spouse, the tax law generally allows distributions to begin by the year in which the Annuitant would have reached 70 1/2 (which may be more or less than five years after the Annuitant's death).


A Beneficiary must elect the death benefit to be paid under one of the payment options (unless the Owner has previously made the election). The entire death benefit must be paid within 5 years of the date of death unless the Beneficiary elects to have the death benefit payable under an Annuity Option. The death benefit payable under an Annuity Option must be paid over the Beneficiary's lifetime or for a period not extending beyond the Beneficiary's life expectancy. For Non-Qualified Contracts, payment must begin within one year of the date of death. For Qualified Contracts, payment must begin no later than the end of the calendar year immediately following the year of death.


We may also offer a payment option, for both Non-Qualified Contracts and certain Qualified Contracts, under which your Beneficiary may receive payments, over a period not extending beyond his or her life expectancy, under a method of distribution similar to the distribution of required minimum distributions from Individual Retirement Accounts. If this option is elected, we will issue a new contract to your Beneficiary in order to facilitate the distribution of payments. Your Beneficiary may choose any optional death benefit available under the new contract. Upon the death of your Beneficiary, the death benefit would be required to be distributed to your Beneficiary's Beneficiary at least as rapidly as under the method of distribution in effect at the time of your Beneficiary's death. (See "Federal Income Tax Status.") To the extent permitted under the tax law, and in accordance with our procedures, your designated Beneficiary is permitted under our procedures to make additional Purchase Payments consisting of monies which are direct transfers (as permitted under tax law) from other Qualified Contracts or Non-Qualified Contracts, depending on which type of contract you own, held in the name of the decedent. Any such additional Purchase Payments would be subject to applicable withdrawal charges. Your Beneficiary is also permitted to choose some of the optional benefits available under the contract, but certain contract provisions or programs may not be available.


If a lump sum payment is elected and all the necessary requirements are met, the payment will be made within 7 days. Payment to the Beneficiary under an Annuity Option may only be elected during the 60-day period beginning with the date we receive due proof of death.


If the Owner or a Joint Owner, who is not the Annuitant, dies during the Income Phase, any remaining payments under the Annuity Option elected will continue at least as rapidly as under the method of distribution in effect at the time of the Owner's death. Upon the death of the Owner or a Joint Owner during the Income Phase, the Beneficiary becomes the Owner.


SPOUSAL CONTINUATION


If the primary Beneficiary is the spouse of the Owner, upon the Owner's death, the Beneficiary may elect to continue the contract in his or her own name. Upon such election, the Account Value will be adjusted upward (but not downward) to an amount equal to the death benefit amount determined upon such election and receipt of due proof of death of the Owner. Any excess of the death benefit amount over the Account Value will be allocated to each applicable Investment Portfolio and/or the Fixed Account in the ratio that the Account Value in the Investment Portfolio and/or the Fixed Account bears to the total Account Value. The terms and conditions of the contract that applied prior to the Owner's death will continue to apply, with certain exceptions described in the contract.


For purposes of the death benefit on the continued contract, the death benefit is calculated in the same manner as it was prior to continuation except that all values used to calculate the death benefit, which may include a highest



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anniversary value (depending on whether you elected an optional death benefit), are reset on the date the spouse continues the contract.



Spousal continuation will not satisfy minimum required distribution rules for Qualified Contracts other than IRAs (see "Federal Income Tax Status").



DEATH OF THE ANNUITANT


If the Annuitant, not an Owner or Joint Owner, dies during the Accumulation Phase, you automatically become the Annuitant. You can select a new Annuitant if you do not want to be the Annuitant (subject to our then-current underwriting standards). However, if the Owner is a non-natural person (for example, a corporation or a trust), then the death of the primary Annuitant will be treated as the death of the Owner, and a new Annuitant may not be named.


Upon the death of the Annuitant after Annuity Payments begin, the death benefit, if any, will be as provided for in the Annuity Option selected. Death benefits will be paid at least as rapidly as under the method of distribution in effect at the Annuitant's death.


CONTROLLED PAYOUT


You may elect to have the death benefit proceeds paid to your Beneficiary in the form of Annuity Payments for life or over a period of time that does not exceed your Beneficiary's life expectancy. This election must be in writing in a form acceptable to us. You may revoke the election only in writing and only in a form acceptable to us. Upon your death, the Beneficiary cannot revoke or modify your election. The Controlled Payout is only available to Non-Qualified Contracts.




10. FEDERAL INCOME TAX STATUS




INTRODUCTION

The following information on taxes is a general discussion of the subject. It is not intended as tax advice. The Internal Revenue Code (the Code) and the provisions of the Code that govern the contract are complex and subject to change. The applicability of federal income tax rules may vary with your particular circumstances. This discussion does not include all the federal income tax rules that may affect you and your contract. Nor does this discussion address other federal tax consequences (such as estate and gift taxes, sales to foreign individuals or entities), or state or local tax consequences, which may affect your investment in the contract. As a result, you should always consult a tax adviser for complete information and advice applicable to your individual situation.


You are responsible for determining whether your purchase of a contract, withdrawals, income payments and any other transactions under your contract satisfy applicable tax law. We are not responsible for determining if your employer's plan or arrangement satisfies the requirements of the Code and/or the Employee Retirement Income Security Act of 1974 (ERISA).


We do not expect to incur federal, state or local income taxes on the earnings or realized capital gains attributable to the Separate Account. However, if we do incur such taxes in the future, we reserve the right to charge amounts allocated to the Separate Account for these taxes.


To the extent permitted under federal tax law, we may claim the benefit of the corporate dividends received deduction and of certain foreign tax credits attributable to taxes paid by certain of the Investment Portfolios to foreign jurisdictions.


Any Code reference to "spouse" includes those persons who are married spouses under state law, regardless of sex.


NON-QUALIFIED CONTRACTS


A "Non-Qualified Contract" discussed here assumes the contract is an annuity contract for federal income tax purposes, but the contract is not held in a tax qualified "plan" defined by the Code. Tax qualified plans include arrangements described in Code Sections 401(a), 401(k), 403(a), 403(b) or tax sheltered annuities (TSA), 408 or "IRAs" (including SEP and SIMPLE IRAs), 408A or "Roth IRAs" or 457(b) or governmental 457(b) plans. Contracts owned through such plans are referred to below as "Qualified Contracts."


INVESTOR CONTROL


In certain circumstances, Owners of variable annuity Non-Qualified Contracts have been considered to be the owners of the assets of the underlying Separate Account for federal income tax purposes due to their ability to exercise investment control over those assets. When this is the case, the contract Owners have been currently taxed on income and gains attributable to the variable account assets. There is little guidance in this area, and some features of the contract, such as the number of Investment Portfolios available and the flexibility of the contract Owner to allocate Purchase Payments and transfer amounts among




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the Investment Portfolios have not been addressed in public rulings. While we believe that the contract does not give the contract Owner investment control over Separate Account assets, we reserve the right to modify the contract as necessary to prevent a contract Owner from being treated as the owner of the Separate Account assets supporting the contract.


ACCUMULATION


Generally, an Owner of a Non-Qualified Contract is not taxed on increases in the value of the contract until there is a distribution from the contract, either as surrenders, partial withdrawals, or income payments. This deferral of taxation on accumulated value in the contract is limited to contracts owned by or held for the benefit of "natural persons." A contract will be treated as held by a natural person even if the nominal Owner is a trust or other entity which holds the contract as an agent for a natural person.


In contrast, a contract owned by other than a "natural person," such as a corporation, partnership, trust, or other entity, will be taxed currently on the increase in accumulated value in the contract in the year earned. Note that in this regard, an employer which is the Owner of an annuity contract under a non-qualified deferred compensation arrangement for its employees would be considered a non-natural Owner and the annual increase in the Account Value would be subject to current income taxation.


SURRENDERS OR WITHDRAWALS - EARLY DISTRIBUTION


If you take a withdrawal from your contract, or surrender your contract prior to the date you commence taking annuity or "income" payments (the "Annuity Starting Date"), the amount you receive will be treated first as coming from earnings (and thus subject to income tax) and then from your Purchase Payments (which are not subject to income tax). If the accumulated value is less than your Purchase Payments upon surrender of your contract, you might be able to claim the loss on your federal income taxes as a miscellaneous itemized deduction.


The portion of any withdrawal or distribution from an annuity contract that is subject to income tax will also be subject to a 10% federal income tax penalty for "early" distribution if such withdrawal or distribution is taken prior to you reaching age 59 1/2, unless the distribution was made:


(a)    on account of your death or disability,


(b) as part of a series of substantially equal periodic payments payable for your life or joint lives of you and your designated Beneficiary, or


(c) under certain immediate income annuities providing for substantially equal payments made at least annually.


If you receive systematic payments that you intend to qualify for the "substantially equal periodic payments" exception noted above, any modifications (except due to death or disability) to your payment before age 59 1/2 or within five years after beginning these payments, whichever is later, will result in the retroactive imposition of the 10% federal income tax penalty with interest. Such modifications may include additional Purchase Payments or withdrawals (including tax-free transfers or rollovers of income payments) from the contract.


If your contract has been purchased with an Optional Two Year Withdrawal Feature or is for a guaranteed period only (term certain) annuity, and is terminated as a result of the exercise of the withdrawal feature, the taxable portion of the payment will generally be the excess of the proceeds received over your remaining after-tax Purchase Payment.


For Non-Qualified Contracts, amounts received under the exercise of a partial withdrawal may be fully includible in taxable income. The entire amount of the withdrawal could be treated as taxable income. Exercise of either withdrawal feature may adversely impact the amount of subsequent payments which can be treated as a nontaxable return of investment.


TREATMENT OF SEPARATE ACCOUNT CHARGES


It is possible that at some future date the Internal Revenue Service (IRS) may consider that contract charges attributable to certain guaranteed death benefits and certain living benefits are to be treated as distributions from the contract to pay for such non-annuity benefits. Currently, these charges are considered to be an intrinsic part of the contract and we do not report these as taxable income. However, if this treatment changes in the future, the charge could also be subject to a 10% federal income tax penalty as an early distribution, as described above.


GUARANTEED WITHDRAWAL BENEFITS


If you have purchased the GWB I, Enhanced GWB or Lifetime Withdrawal Guarantee, where otherwise made available, note the following:




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The tax treatment of withdrawals under such a benefit is uncertain. It is conceivable that the amount of potential gain could be determined based on the remaining amount guaranteed to be available for withdrawal at the time of the withdrawal if greater than the Account Value (prior to withdrawal charges). This could result in a greater amount of taxable income in certain cases. In general, at the present time, we intend to report such withdrawals using the Account Value rather than the remaining benefit to determine gain. However, in cases where the maximum permitted withdrawal in any year under any version of the GWB exceeds the Account Value, the portion of the withdrawal treated as taxable gain (not to exceed the amount of the withdrawal) should be measured as the difference between the maximum permitted withdrawal amount under the benefit and the remaining after-tax basis immediately preceding the withdrawal. Consult your tax adviser.


In the event that the Account Value goes to zero, and either the Benefit Base (for GWB I and Enhanced GWB) or the Remaining Guaranteed Withdrawal Amount (for Lifetime Withdrawal Guarantee) is paid out in fixed installments, or the Annual Benefit Payment (for Lifetime Withdrawal Guarantee) is paid for life, we will treat such payments as income Annuity Payments under the tax law and allow recovery of any remaining basis ratably over the expected number of payments.


We reserve the right to change our tax reporting practices where we determine that they are not in accordance with IRS guidance (whether formal or informal).



AGGREGATION


If you purchase two or more deferred annuity contracts from us (or our affiliates) during the same calendar year (after October 21, 1988), the law requires that all such contracts must be treated as a single contract for purposes of determining whether any payments not received as an annuity (e.g., withdrawals) will be includible in income. Aggregation could affect the amount of a withdrawal that is taxable and subject to the 10% federal income tax penalty described above. Since the IRS may require aggregation in other circumstances as well, you should consult a tax adviser if you are purchasing more than one annuity contract from the same insurance company in a single calendar year. Aggregation does not affect distributions paid in the form of an annuity (see "Taxation of Payments in Annuity Form" below).


EXCHANGES/TRANSFERS


The annuity contract may be exchanged in whole or in part for another annuity contract or a long-term care insurance policy. The exchange for another annuity contract may be a tax-free transaction provided that, among other prescribed IRS conditions, no amounts are distributed from either contract involved in the exchange for 180 days following the date of the exchange - other than Annuity Payments made for life, joint lives, or for a term of 10 years or more. Otherwise, a withdrawal or "deemed" distribution may be includible in your taxable income (plus a 10% federal income tax penalty) to the extent that the accumulated value of your annuity exceeds your investment in the contract (your "gain"). The opportunity to make partial annuity exchanges was provided by the IRS in 2011 and some ramifications of such an exchange remain unclear. If the annuity contract is exchanged in part for an additional annuity contract, a distribution from either contract may be taxable to the extent of the combined gain attributable to both contracts, or only to the extent of your gain in the contract from which the distribution is paid. It is not clear whether this guidance applies to a partial exchange involving long-term care contracts. Consult your tax adviser prior to a partial exchange.


A transfer of ownership of the contract, or the designation of an Annuitant or other Beneficiary who is not also the contract Owner, may result in income or gift tax consequences to the contract Owner. You should consult your tax adviser if you are considering such a transfer or assignment.


DEATH BENEFITS


The death benefit is taxable to the recipient in the same manner as if paid to the contract Owner (under the rules for withdrawals or income payments, whichever is applicable).


After your death, any death benefit determined under the contract must be distributed according to certain rules. The method of distribution that is required depends on whether you die before or after the Annuity Starting Date. If you die on or after the Annuity Starting Date, the remaining portion of the interest in the contract must be distributed at least as rapidly as under the method of distribution being used as of the date of death. If you die before the Annuity Starting Date, the entire interest in the contract must be distributed within five (5) years after the date of death, or




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as periodic payments over a period not extending beyond the life or life expectancy of the designated Beneficiary (provided such payments begin within one year of your death). Your designated Beneficiary is the person to whom benefit rights under the contract pass by reason of death; the Beneficiary must be a natural person in order to elect a periodic payment option based on life expectancy or a period exceeding five years. Additionally, if the annuity is payable to (or for the benefit of) your surviving spouse, that portion of the contract may be continued with your spouse as the Owner. For contracts owned by a non-natural person, the required distribution rules apply upon the death of the Annuitant. If there is more than one Annuitant of a contract held by a non-natural person, then such required distributions will be triggered by the death of the first co-Annuitant.


TAXATION OF PAYMENTS IN ANNUITY FORM


When payments are received from the contract in the form of an annuity, normally the Annuity Payments are taxable as ordinary income to the extent that payments exceed the portion of the payment determined by applying the exclusion ratio to the entire payment. The exclusion ratio of a contract is determined at the time the contract's accumulated value is converted to an annuity form of distribution. Generally, the applicable exclusion ratio is your investment in the contract divided by the total payments you are expected to receive based on IRS rules which consider such factors, such as the form of annuity and mortality. The excludable portion of each Annuity Payment is the return of investment in the contract and it is excludable from your taxable income until your investment in the contract is fully recovered. We will make this calculation for you. However, it is possible that the IRS could conclude that the taxable portion of income payments under a Non-Qualified Contract is an amount greater - or less - than the taxable amount determined by us and reported by us to you and the IRS.


Once you have recovered the investment in the contract, further Annuity Payments are fully taxable. If you die before your investment in the contract is fully recovered, the balance may be deducted on your last tax return, or if Annuity Payments continue after your death, the balance may be deducted by your Beneficiary.


The IRS has not furnished explicit guidance as to how the excludable amount is to be determined each year under variable income annuities that permit transfers between a fixed annuity option and variable investment options, as well as transfers between investment options after the Annuity Starting Date. Once Annuity Payments have commenced, you may not be able to make transfer withdrawals to another Non-Qualified Contract or a long-term care contract in a tax-free exchange.


If you receive payments that you intend to qualify for the "substantially equal periodic payments" exception noted above, any modifications (except due to death or disability) to your payment before age 59 1/2 or within five years after beginning these payments, whichever is later, will result in the retroactive imposition of the 10% federal income tax penalty with interest. Such modifications may include additional Purchase Payments or withdrawals (including tax-free transfers or rollovers of income payments) from the contract.


If the contract allows, you may elect to convert less than the full value of your contract to an annuity form of pay-out (i.e., "partial annuitization"). In this case, your investment in the contract will be pro-rated between the annuitized portion of the contract and the deferred portion. An exclusion ratio will apply to the Annuity Payments as described above, provided the annuity form you elect is payable for at least 10 years or for the life of one or more individuals.


3.8% TAX ON NET INVESTMENT INCOME


Federal tax law imposes a 3.8% Medicare tax on the lesser of:


     (1) the taxpayer's "net investment income," (from non-qualified annuities, interest, dividends, and other investments, offset by specified allowable deductions), or


(2) the taxpayer's modified adjusted gross income in excess of a specified income threshold ($250,000 for married couples filing jointly, $125,000 for married couples filing separately, and $200,000 otherwise).


"Net investment income" in Item 1 above does not include distributions from tax qualified plans, (i.e., arrangements described in Code Sections 401(a), 403(a), 403(b), 408, 408A, or 457(b)), but such income will increase modified adjusted gross income in Item 2 above.


You should consult your tax adviser regarding the applicability of this tax to income under your annuity contract.




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PUERTO RICO TAX CONSIDERATIONS


The Puerto Rico Internal Revenue Code of 2011 (the "2011 PR Code") taxes distributions from Non-Qualified Contracts differently than in the U.S.


Distributions that are not in the form of an annuity (including partial surrenders and period certain payments) are treated under the 2011 PR Code first as a return of investment. Therefore, a substantial portion of the amounts distributed generally will be excluded from gross income for Puerto Rico tax purposes until the cumulative amount paid exceeds your tax basis.


The amount of income on annuity distributions in annuity form (payable over your lifetime) is also calculated differently under the 2011 PR Code. Since the U.S. source income generated by a Puerto Rico bona fide resident is subject to U.S. income tax and the IRS issued guidance in 2004 which indicated that the income from an annuity contract issued by a U.S. life insurer would be considered U.S. source income, the timing of recognition of income from an annuity contract could vary between the two jurisdictions. Although the 2011 PR Code provides a credit against the Puerto Rico income tax for U.S. income taxes paid, an individual may not get full credit because of the timing differences. You should consult with a personal tax adviser regarding the tax consequences of purchasing an annuity contract and/or any proposed distribution, particularly a partial distribution or election to annuitize if you are a resident of Puerto Rico.


QUALIFIED CONTRACTS


INTRODUCTION


The contract may be purchased through certain types of retirement plans that receive favorable treatment under the Code ("tax qualified plans"). Tax-qualified plans include arrangements described in Code Sections 401(a), 401(k), 403(a), 403(b) or tax sheltered annuities (TSA), 408 or "IRAs" (including SEP and SIMPLE IRAs), 408A or "Roth IRAs" or 457 (b) or 457(b) governmental plans. Extensive special tax rules apply to qualified plans and to the annuity contracts used in connection with these plans. Therefore, the following discussion provides only general information about the use of the contract with the various types of qualified plans. Adverse tax consequences may result if you do not ensure that contributions, distributions and other transactions with respect to the contract comply with the law.


The rights to any benefit under the plan will be subject to the terms and conditions of the plan itself as well as the terms and conditions of the contract.


We exercise no control over whether a particular retirement plan or a particular contribution to the plan satisfies the applicable requirements of the Code, or whether a particular individual is entitled to participate or benefit under a plan.


All qualified plans and arrangements receive tax deferral under the Code. Since there are no additional tax benefits in funding such retirement arrangements with an annuity, there should be reasons other than tax deferral for acquiring the annuity within the plan. Such non-tax benefits may include additional insurance benefits, such as the availability of a guaranteed income for life.


A contract may also be available in connection with an employer's non-qualified deferred compensation plan and qualified governmental excess benefit arrangement to provide benefits to certain employees in the plan. The tax rules regarding these plans are complex. We do not provide tax advice. Please consult your tax adviser about your particular situation.


ACCUMULATION


The tax rules applicable to qualified plans vary according to the type of plan and the terms and conditions of the plan itself. Both the amount of the contribution that may be made and the tax deduction or exclusion that you may claim for that contribution are limited under qualified plans. See the SAI for a description of qualified plan types and annual current contribution limitations, which are subject to change from year-to-year.


Purchase payments or contributions to IRAs or tax qualified retirement plans of an employer may be taken from current income on a before tax basis or after tax basis. Purchase payments made on a "before tax" basis entitle you to a tax deduction or are not subject to current income tax. Purchase payments made on an "after tax" basis do not reduce your taxable income or give you a tax deduction. Contributions may also consist of transfers or rollovers as described below which are not subject to the annual limitations on contributions.


The contract will accept as a single Purchase Payment a transfer or rollover from another IRA or rollover from an eligible retirement plan of an employer (i.e., 401(a), 401(k),




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403(a), 403(b), or governmental 457(b) plan). It will also accept a rollover or transfer from a SIMPLE IRA after the taxpayer has participated in such arrangement for at least two years. As part of the single Purchase Payment, the IRA contract will also accept an IRA contribution subject to the Code limits for the year of purchase.


For income annuities established as "pay-outs" of SIMPLE IRAs, the contract will only accept a single Purchase Payment consisting of a transfer or rollover from another SIMPLE IRA. For income annuities established in accordance with a distribution option under a retirement plan of an employer (e.g., 401(a), 401(k), 403(a), 403(b), or 457(b) plan), the contract will only accept as its single Purchase Payment a transfer from such employer retirement plan.


TAXATION OF ANNUITY DISTRIBUTIONS


If contributions are made on a "before tax" basis, you generally pay income taxes on the full amount of money you withdraw as well as income earned under the contract. Withdrawals attributable to any after-tax contributions are your basis in the contract and not subject to income tax (except for the portion of the withdrawal allocable to earnings). Under current federal income tax rules, the taxable portion of distributions under annuity contracts and qualified plans (including IRAs) is not eligible for the reduced tax rate applicable to long-term capital gains and qualifying dividends.


If you meet certain requirements, your Roth IRA, Roth 403(b) and Roth 401(k) earnings are free from federal income taxes.


With respect to IRA contracts, we will withhold a portion of the taxable amount of your withdrawal for income taxes, unless you elect otherwise. The amount we withhold is determined by the Code.


GUARANTEED WITHDRAWAL BENEFITS


If you have purchased the Lifetime Withdrawal Guarantee benefit (LWG), where otherwise made available, note the following:


In the event that the Account Value goes to zero, and either the Remaining Guaranteed Withdrawal Amount is paid out in fixed installments or the Annual Benefit Payment is paid for life, we will treat such payments as income Annuity Payments under the tax law and allow recovery of any remaining basis ratably over the expected number of payments.


In determining your required minimum distribution each year, the actuarial value of this benefit as of the prior December 31 must be taken into account in addition to the Account Value of the contract.


If you have purchased the GWB I, Enhanced GWB or LWG, where otherwise made available, note the following:


The tax treatment of withdrawals under such a benefit is uncertain. It is conceivable that the amount of potential gain could be determined based on the remaining amount guaranteed to be available for withdrawal at the time of the withdrawal if greater than the Account Value (prior to withdrawal charges). This could result in a greater amount of taxable income in certain cases. In general, at the present time, we intend to report such withdrawals using the Account Value rather than the remaining benefit to determine gain. However, in cases where the maximum permitted withdrawal in any year under any version of the Guaranteed Withdrawal Benefit exceeds the Account Value, the portion of the withdrawal treated as taxable gain (not to exceed the amount of the withdrawal) should be measured as the difference between the maximum permitted withdrawal amount under the benefit and the remaining after-tax basis immediately preceding the withdrawal. Consult your tax adviser.


In the event that the Account Value goes to zero, and either the Benefit Base (for the GWB I or Enhanced GWB) or the Remaining Guaranteed Withdrawal Amount (for the Lifetime Withdrawal Guarantee) is paid out in fixed installments or the Annual Benefit Payment (for the Lifetime Withdrawal Guarantee) is paid for life, we will treat such payments as income Annuity Payments under the tax law and allow recovery of any remaining basis ratably over the expected number of payments.


We reserve the right to change our tax reporting practices where we determine that they are not in accordance with IRS guidance (whether formal or informal).



WITHDRAWALS PRIOR TO AGE 59 1/2


A taxable withdrawal or distribution from a qualified plan which is subject to income tax may also be subject to a 10% federal income tax penalty for "early" distribution if taken prior to age 59 1/2, unless an exception described below applies. The penalty rate is 25% for SIMPLE plan contracts if the distribution occurs within the first 2 years of your participation in the plan.


These exceptions include distributions made:



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(a)    on account of your death or disability, or


(b) as part of a series of substantially equal periodic payments payable for your life or joint lives of you and your designated Beneficiary and you are separated from employment.


If you receive systematic payments that you intend to qualify for the "substantially equal periodic payments" exception noted above, any modifications (except due to death or disability) to your payment before age 59 1/2 or within five years after beginning these payments, whichever is later, will result in the retroactive imposition of the 10% federal income tax penalty with interest. Such modifications may include additional Purchase Payments or withdrawals (including tax-free transfers or rollovers of income payments) from the contract.


In addition, a withdrawal or distribution from a Qualified Contract other than an IRA (including SEPs and SIMPLEs) will avoid the penalty if: (1) the distribution is on separation from employment after age 55; (2) the distribution is made pursuant to a qualified domestic relations order (QDRO);
(3) the distribution is to pay deductible medical expenses; or (4) if the distribution is to pay IRS levies (and made after December 31, 1999).


The 10% federal income tax penalty on early distribution does not apply to governmental 457(b) plan contracts. However, it does apply to distributions from 457(b) plans of employers which are state or local governments to the extent that the distribution is attributable to rollovers accepted from other types of eligible retirement plans.


In addition to death, disability and as part of a series of substantially equal periodic payments as indicated above, a withdrawal or distribution from an IRA (including SEPs and SIMPLEs and Roth IRAs) will avoid the penalty: (1) if the distribution is to pay deductible medical expenses; (2) if the distribution is to pay IRS levies (and made after December 31, 1999); (3) if the distribution is used to pay for medical insurance (if you are unemployed), qualified higher education expenses, or for a qualified first time home purchase up to $10,000. Other exceptions may be applicable under certain circumstances and special rules may be applicable in connection with the exceptions enumerated above.


COMMUTATION FEATURES UNDER INCOME PAYMENT TYPES


Please be advised that the tax consequences resulting from the election of an income payment types containing a commutation feature are uncertain and the IRS may determine that the taxable amount of income payments and withdrawals received for any year could be greater than or less than the taxable amount reported by us. The exercise of the commutation feature also may result in adverse tax consequences including:


o The imposition of a 10% federal income tax penalty on the taxable amount of the commuted value, if the taxpayer has not attained age 59 1/2 at the time the withdrawal is made. This 10% federal income tax penalty is in addition to the ordinary income tax on the taxable amount of the commuted value.


o The retroactive imposition of the 10% federal income tax penalty on income payments received prior to the taxpayer attaining age 59 1/2.


o The possibility that the exercise of the commutation feature could adversely affect the amount excluded from federal income tax under any income payments made after such commutation.


A payee should consult with his or her own tax adviser prior to electing to annuitize the contract and prior to exercising any commutation feature under an income payment type.


ROLLOVERS


Your contract is non-forfeitable (i.e., not subject to the claims of your creditors) and non-transferable (i.e., you may not transfer it to someone else).


Nevertheless, contracts held in certain employer plans subject to ERISA may be transferred in part pursuant to a QDRO.


Under certain circumstances, you may be able to transfer amounts distributed from your contract to another eligible retirement plan or IRA. For 457(b) plans maintained by non-governmental employers, if certain conditions are met, amounts may be transferred into another 457(b) plan maintained by a non-governmental employer.


You may make rollovers and direct transfers into your SIMPLE IRA annuity contract from another SIMPLE IRA annuity contract or account. No other rollovers or transfers can be made to your SIMPLE IRA. Rollovers and direct transfers from a SIMPLE IRA can only be made to another SIMPLE IRA or account during the first two years that you participate in the SIMPLE IRA plan. After this two year period, rollovers and transfers may be made from your




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SIMPLE IRA into a Traditional IRA or account, as well as into another SIMPLE
IRA.


Generally, a distribution may be eligible for rollover. Certain types of distributions cannot be rolled over, such as distributions received on account of:


(a)    minimum distribution requirements, or


(b)    financial hardship.


20% WITHHOLDING ON ELIGIBLE ROLLOVER DISTRIBUTIONS


For certain qualified employer plans, we are required to withhold 20% of the taxable portion of your withdrawal that constitutes an "eligible rollover distribution" for federal income taxes. The amount we withhold is determined by the Code. You may avoid withholding if you assign or transfer a withdrawal from this contract directly into another qualified plan or IRA. Similarly, you may be able to avoid withholding on a transfer into this contract from an existing qualified plan you may have with another provider by arranging to have the transfer made directly to us. For taxable withdrawals that are not "eligible rollover distributions," the Code requires different withholding rules which determine the withholding amounts.


DEATH BENEFITS


The death benefit is taxable to the recipient in the same manner as if paid to the contract Owner or plan participant (under the rules for withdrawals or income payments, whichever is applicable).


Distributions required from a Qualified Contract following your death depend on whether you die before you had converted your contract to an annuity form and started taking Annuity Payments (your Annuity Starting Date). If you die on or after your Annuity Starting Date, the remaining portion of the interest in the contract must be distributed at least as rapidly as under the method of distribution being used as of the date of death. If you die before your Annuity Starting Date, the entire interest in the contract must be distributed within five (5) years after the date of death, or as periodic payments over a period not extending beyond the life or life expectancy of the designated Beneficiary (provided such payments begin within one year of your death). Your designated Beneficiary is the person to whom benefit rights under the contract pass by reason of death; the Beneficiary must be a natural person in order to elect a periodic payment option based on life expectancy or a period exceeding five years. For required minimum distributions following the death of the Annuitant of a Qualified Contract, the five-year rule is applied without regard to calendar year 2009. For instance, for a contract Owner who died in 2007, the five-year period would end in 2013 instead of 2012. The required minimum distribution rules are complex, so consult your tax adviser because the application of these rules to your particular circumstances may have been impacted by the 2009 required minimum distribution waiver.


Additionally, if the annuity is payable to (or for the benefit of) your surviving spouse, that portion of the contract may be continued with your spouse as the Owner. If your spouse is your Beneficiary, and your contract permits, your spouse may delay the start of these payments until December 31 of the year in which you would have reached age 70 1/2.


If your spouse is your Beneficiary, your spouse may be able to rollover the death proceeds into another eligible retirement plan in which he or she participates, if permitted under the receiving plan. Alternatively, if your spouse is your sole Beneficiary, he or she may elect to rollover the death proceeds into his or her own IRA.


If your Beneficiary is not your spouse and your plan and contract permit, your Beneficiary may be able to rollover the death proceeds via a direct trustee-to-trustee transfer into an inherited IRA. However, a non-spouse Beneficiary may not treat the inherited IRA as his or her own IRA.


Additionally, for contracts issued in connection with qualified plans subject to ERISA, the spouse or ex-spouse of the Owner may have rights in the contract. In such a case, the Owner may need the consent of the spouse or ex-spouse to change annuity options or make a withdrawal from the contract.


REQUIRED MINIMUM DISTRIBUTIONS


Generally, you must begin receiving retirement plan withdrawals by April 1 following the latter of:


(a)    the calendar year in which you reach age 70 1/2, or


(b) the calendar year you retire, provided you do not own more than 5% of your employer.



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For IRAs (including SEPs and SIMPLEs), you must begin receiving withdrawals by
April 1 of the year after you reach age 70 1/2 even if you have not retired.


A tax penalty of 50% applies to the amount by which the required minimum distribution exceeds the actual distribution.


You may not satisfy minimum distributions for one employer's qualified plan (i.e., 401(a), 403(a), 457(b)) with distributions from another qualified plan of the same or a different employer. However, an aggregation rule does apply in the case of IRAs (including SEPs and SIMPLEs) or 403(b) plans. The minimum required distribution is calculated with respect to each IRA, but the aggregate distribution may be taken from any one or more of your IRAs/SEPs. Similarly, the amount of required minimum distribution is calculated separately with respect to each 403(b) arrangement, but the aggregate amount of the required distribution may be taken from any one or more of your 403(b) plan contracts. For SIMPLE IRAs, the aggregate amount of the required distribution may be taken from any one or more of your SIMPLE IRAs.


Complex rules apply to the calculation of these withdrawals. In general, income tax regulations permit income payments to increase based not only with respect to the investment experience of the Investment Portfolios but also with respect to actuarial gains.


The regulations also require that the value of benefits under a deferred annuity including certain death benefits in excess of contract value must be added to the amount credited to your account in computing the amount required to be distributed over the applicable period. We will provide you with additional information regarding the amount that is subject to minimum distribution under this rule. You should consult your own tax adviser as to how these rules affect your own distribution under this rule.


If you intend to receive your minimum distributions which are payable over the joint lives of you and a Beneficiary who is not your spouse (or over a period not exceeding the joint life expectancy of you and your non-spousal Beneficiary), be advised that federal tax rules may require that payments be made over a shorter period or may require that payments to the Beneficiary be reduced after your death to meet the minimum distribution incidental benefit rules and avoid the 50% excise tax. You should consult your own tax adviser as to how these rules affect your own contract.


Required minimum distribution rules that apply to other types of IRAs while you are alive do not apply to Roth IRAs. However, in general, the same rules with respect to minimum distributions required to be made to a Beneficiary after your death under other IRAs do apply to Roth IRAs.


ADDITIONAL INFORMATION REGARDING TSA (ERISA AND NON-ERISA) 403(B)


SPECIAL RULES REGARDING EXCHANGES. In order to satisfy tax regulations, contract exchanges within a 403(b) plan after September 24, 2007, must, at a minimum, meet the following requirements: (1) the plan must allow the exchange;
(2) the exchange must not result in a reduction in a participant's or a Beneficiary's accumulated benefit: (3) the receiving contract includes distribution restrictions that are no less stringent than those imposed on the contract being exchanged; and (4) if the issuer receiving the exchanges is not part of the plan, the employer enters into an agreement with the issuer to provide information to enable the contract provider to comply with Code requirements. Such information would include details concerning severance from employment, hardship withdrawals, loans and tax basis. You should consult your tax or legal counsel for any advice relating to contract exchanges or any other matter relating to these regulations.


WITHDRAWALS. If you are under age 59 1/2, you generally cannot withdraw money from your TSA contract unless the withdrawal:


(a) related to Purchase Payments made prior to 1989 and pre-1989 earnings on those Purchase Payments;


(b)    is exchanged to another permissible investment under your 403(b) plan;


(c) relates to contributions to an annuity contract that are not salary reduction elective deferrals , if your plan allows it;


(d) occurs after you die, leave your job or become disabled (as defined by the Code);


(e) is for financial hardship (but only to the extent of elective deferrals), if your plan allows it;



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(f)    relates to distributions attributable to certain TSA plan terminations, if the conditions of the Code are met;


(g)    relates to rollover or after-tax contributions; or


(h) is for the purchase of permissive service credit under a governmental defined benefit plan.


In addition, a Section 403(b) contract is permitted to distribute retirement benefits attributable to pre-tax contributions other than elective deferrals to the participant no earlier than upon the earlier of the participant's severance from employment or upon the prior occurrence of some event, such as after a fixed number of years, the attainment of a stated age or disability.


ADDITIONAL INFORMATION REGARDING IRAS


PURCHASE PAYMENTS. Traditional IRA Purchase Payments (except for permissible rollovers and direct transfers) are generally not permitted after you attain age 70 1/2. Except for permissible rollovers and direct transfers, Purchase Payments for individuals are limited in the aggregate to the lesser of 100% of compensation or the deductible amount established each year under the Code. A Purchase Payment up to the deductible amount can also be made for a non-working spouse provided the couple's compensation is at least equal to their aggregate contributions. Individuals age 50 and older are permitted to make additional "catch-up" contributions if they have sufficient compensation. If you or your spouse are an active participant in a retirement plan of an employer, your deductible contributions may be limited. If you exceed Purchase Payment limits you may be subject to a tax penalty.


Roth IRA Purchase Payments for individuals are non-deductible (made on an "after tax" basis) and are limited to the lesser of 100% of compensation or the annual deductible IRA amount. Individuals age 50 and older can make an additional "catch-up" Purchase Payment each year (assuming the individual has sufficient compensation). You may contribute up to the annual Purchase Payment limit if your modified adjusted gross income does not exceed certain limits. You can contribute to a Roth IRA after age 70 1/2. If you exceed Purchase Payment limits, you may be subject to a tax penalty.


WITHDRAWALS. If and to the extent that Traditional IRA Purchase Payments are made on an "after tax" basis, withdrawals would be included in income except for the portion that represents a return of non-deductible Purchase Payments. This portion is generally determined based upon the ratio of all non-deductible Purchase Payments to the total value of all your Traditional IRAs (including SEP IRAs and SIMPLE IRAs). We withhold a portion of the amount of your withdrawal for income taxes, unless you elect otherwise. The amount we withhold is determined by the Code.


Generally, withdrawal of earnings from Roth IRAs are free from federal income tax if: (1) they are made at least five taxable years after your first Purchase Payment to a Roth IRA; and (2) they are made on or after the date you reach age 59 1/2 and upon your death, disability or qualified first-home purchase (up to $10,000). Withdrawals from a Roth IRA are made first from Purchase Payments and then from earnings. We may be required to withhold a portion of your withdrawal for income taxes, unless you elect otherwise. The amount will be determined by the Code.


CONVERSION. Traditional IRAs may be converted to Roth IRAs. Except to the extent you have non-deductible contributions, the amount converted from an existing Traditional IRA into a Roth IRA is taxable. Generally, the 10% federal income tax penalty does not apply. However, the taxable amount to be converted must be based on the fair market value of the entire annuity contract being converted into a Roth IRA. Such fair market value, in general, is to be determined by taking into account the value of all benefits (both living benefits and death benefits) in addition to the Account Value; as well as adding back certain loads and charges incurred during the prior twelve month period. Your contract may include such benefits and applicable charges. Accordingly, if you are considering such conversion of your annuity contract, please consult your tax adviser. The taxable amount may exceed the Account Value at the date of conversion.


A Roth IRA contract may also be re-characterized as a Traditional IRA, if certain conditions are met. Please consult your tax adviser.


DISTINCTION FOR PUERTO RICO CODE


An annuity contract may be purchased by an employer for an employee under a qualified pension, profit sharing, stock bonus, annuity, or a "cash or deferred" arrangement plan established pursuant to Section 1081.01 of the 2011 PR Code. To be tax qualified under the 2011 PR Code, a plan must comply with the requirements of Section 1081.01(a) of the 2011 PR Code which includes certain




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participation requirements, among other requirements. A trust created to hold assets for a qualified plan is exempt from tax on its investment income.


CONTRIBUTIONS. The employer is entitled to a current income tax deduction for contributions made to a qualified plan, subject to statutory limitations on the amount that may be contributed each year. The plan contributions by the employer are not required to be included in the current income of the employee.



DISTRIBUTIONS. Any amount received or made available to the employee under the qualified plan is includible in the gross income of the employee in the taxable year in which received or made available. In such case, the amount paid or contributed by the employer shall not constitute consideration paid by the employee for the contract for purposes of determining the amount of Annuity Payments required to be included in the employee's gross income. Thus, amounts actually distributed or made available to any employee under the qualified plan will be included in their entirety in the employee's gross income. Lump-sum proceeds from a Puerto Rico qualified retirement plan due to separation from service will generally be taxed at a 20% capital gain tax rate to be withheld at the source. A special rate of 10% may apply instead, if the plan satisfies the following requirements:


(1) the plan's trust is organized under the laws of Puerto Rico, or has a Puerto Rico resident trustee and uses such trustee as paying agent; and


(2) 10% of all plan's trust assets (calculated based on the average balance of the investments of the trust) attributable to participants who are Puerto Rico residents must be invested in "property located in Puerto Rico" for a three-year period.


If these two requirements are not satisfied, the distribution will generally be subject to the 20% tax rate. The three-year period includes the year of the distribution and the two immediately preceding years. In the case of a defined contribution plan that maintains separate accounts for each participant, the described 10% investment requirement may be satisfied in the accounts of a participant that chooses to invest in such fashion rather than at the trust level. Property located in Puerto Rico includes shares of stock of a Puerto Rico registered investment company, fixed or variable annuities issued by a domestic insurance company or by a foreign insurance corporation that derives more than 80% of its gross income from sources within Puerto Rico, and bank deposits. The PR 2011 Code does not impose a penalty tax in cases of early (premature) distributions from a qualified plan.


ROLLOVER. Deferral of the recognition of income continues upon the receipt of a distribution by a participant from a qualified plan, if the distribution is contributed to another qualified retirement plan or traditional individual retirement account for the employee's benefit no later than sixty (60) days after the distribution.


ERISA CONSIDERATIONS. In the context of a Puerto Rico qualified retirement plan trust, the IRS has recently held that the transfer of assets and liabilities from a qualified retirement plan trust under the Code to that type of plan would generally be treated as a distribution includible in gross income for U.S. income tax purposes even if the Puerto Rico retirement plan is a plan described in ERISA Section 1022(i)(1). By contrast, a transfer from a qualified retirement plan trust under the Code to a Puerto Rico qualified retirement plan trust that has made an election under ERISA Section 1022(i)(2) is not treated as a distribution from the transferor plan for U.S. income tax purposes because a Puerto Rico retirement plan that has made an election under ERISA Section 1022(i)(2) is treated as a qualified retirement plan for purposes Code Section 401(a). The IRS has determined that the above described rules prescribing the inclusion in income of transfers of assets and liabilities to a Puerto Rico retirement plan trust described in ERISA Section 1022(i)(1) would be applicable to transfers taking effect after December 31, 2012.


Similar to the IRS in Revenue Ruling 2013-17, the U.S. Department of Labor issued DOL Technical Release No. 2013-04 on September 18, 2013, providing that, where the Secretary of Labor has authority to regulate with respect to the provisions of ERISA dealing with the use of the term "spouse," spouse will be read to refer to any individuals who are lawfully married under any state law, including same-sex spouses, and without regard to whether their state of domicile recognizes same-sex marriage. Thus, for ERISA purposes as well as Federal tax purposes, an employee benefit plan participant who marries a person of the same sex in a jurisdiction that recognizes same-sex marriage will continue to be treated as married even if the




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couple moves to a jurisdiction, like Puerto Rico, that does not recognize same-sex marriage.





11. OTHER INFORMATION

FIRST METLIFE INVESTORS


First MetLife Investors is a stock life insurance company that was organized under the laws of the State of New York on December 31, 1992, as First Xerox Life Insurance Company. On June 1, 1995, a wholly-owned subsidiary of General American Life Insurance Company purchased First Xerox Life Insurance Company, which on that date changed its name to First Cova Life Insurance Company. On January 6, 2000, Metropolitan Life Insurance Company acquired GenAmerica Financial Corporation, the ultimate parent of General American Life Insurance Company. We changed our name to First MetLife Investors Insurance Company on February 12, 2001. On December 31, 2002, First MetLife Investors became an indirect subsidiary of MetLife, Inc., the holding company of Metropolitan Life Insurance Company and a listed company on the New York Stock Exchange. On October 1, 2004, First MetLife Investors became a direct subsidiary of MetLife, Inc. MetLife, Inc., through its subsidiaries and affiliates, is a leading provider of insurance and other financial services to individual and institutional customers. First MetLife Investors is licensed to do business only in the State of New York.


THE SEPARATE ACCOUNT


We have established a SEPARATE ACCOUNT, First MetLife Investors Variable Annuity Account One (Separate Account), to hold the assets that underlie the contracts. Our Board of Directors adopted a resolution to establish the Separate Account under New York insurance law on December 31, 1992. We have registered the Separate Account with the Securities and Exchange Commission as a unit investment trust under the Investment Company Act of 1940. The Separate Account is divided into subaccounts.


The Separate Account's assets are solely for the benefit of those who invest in the Separate Account and no one else, including our creditors. The assets of the Separate Account are held in our name on behalf of the Separate Account and legally belong to us. All the income, gains and losses (realized or unrealized) resulting from these assets are credited to or charged against the contracts issued from this Separate Account without regard to our other business.


We reserve the right to transfer assets of the Separate Account to another account, and to modify the structure or operation of the Separate Account, subject to necessary regulatory approvals. If we do so, we guarantee that the modification will not affect your Account Value.


We are obligated to pay all money we owe under the contracts - such as death benefits and income payments - even if that amount exceeds the assets in the Separate Account. Any such amount that exceeds the assets in the Separate Account is paid from our general account. Any amount under any optional death benefit, optional Guaranteed Minimum Income Benefit, optional Guaranteed Withdrawal Benefit, or optional Guaranteed Minimum Accumulation Benefit that exceeds the assets in the Separate Account is also paid from our general account. Benefit amounts paid from the general account are subject to our financial strength and claims paying ability and our long term ability to make such payments. We issue other annuity contracts and life insurance policies where we pay all money we owe under those contracts and policies from our general account. First MetLife Investors is regulated as an insurance company under state law, which generally includes limits on the amount and type of investments in our general account. However, there is no guarantee that we will be able to meet our claims paying obligations; there are risks to purchasing any insurance product.


The investment advisers to certain of the Investment Portfolios offered with the contracts or with other variable annuity contracts issued through the Separate Account may be regulated as Commodity Pool Operators. While it does not concede that the Separate Account is a commodity pool, First MetLife Investors has claimed an exclusion from the definition of the term "commodity pool operator" under the Commodities Exchange Act (CEA), and is not subject to registration or regulation as a pool operator under the CEA.


DISTRIBUTOR



We have entered into a distribution agreement with our affiliate, MetLife Investors Distribution Company (Distributor), 1095 Avenue of the Americas, New York, NY 10036, for the distribution of the contracts. Distributor is a member of the Financial Industry Regulatory Authority (FINRA). FINRA provides background information about broker-dealers and their registered representatives through FINRA BrokerCheck. You may contact the FINRA




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BrokerCheck Hotline at 1-800-289-9999, or log on to www.finra.org. An investor brochure that includes information describing FINRA BrokerCheck is available through the Hotline or on-line.



Distributor, and in certain cases, we, have entered into selling agreements with other selling firms for the sale of the contracts. We pay compensation to Distributor for sales of the contracts by selling firms. We also pay amounts to Distributor that may be used for its operating and other expenses, including the following sales expenses: compensation and bonuses for the Distributor's management team, advertising expenses, and other expenses of distributing the contracts. Distributor's management team and registered representatives also may be eligible for non-cash compensation items that we may provide jointly with Distributor. Non-cash items include conferences, seminars and trips (including travel, lodging and meals in connection therewith), entertainment, merchandise and other similar items.



Certain Investment Portfolios make payments to Distributor under their distribution plans in consideration of services provided and expenses incurred by Distributor in distributing shares of the Investment Portfolios. (See "Fee Tables and Examples - Investment Portfolio Expenses" and the fund prospectuses.) These payments range up to 0.25% of Separate Account assets invested in the particular Investment Portfolio.


We pay American Funds Distributors, Inc., principal underwriter for the American Funds Insurance Series, a percentage of Purchase Payments allocated to the following portfolios for the services it provides in marketing the portfolios' shares in connection with the contract: the American Funds (Reg.
TM) Moderate Allocation Portfolio, the American Funds (Reg. TM) Balanced Allocation Portfolio, and the American Funds (Reg. TM) Growth Allocation Portfolio.


SELLING FIRMS



As noted above, Distributor, and in certain cases, we, have entered into selling agreements with selling firms for the sale of the contracts. All selling firms receive commissions, and they may also receive some form of non-cash compensation. Certain selected selling firms receive additional compensation (described below under "Additional Compensation for Selected Selling Firms"). These commissions and other incentives or payments are not charged directly to contract Owners or the Separate Account. We intend to recoup commissions and other sales expenses through fees and charges deducted under the contract or from our general account. A portion of the payments made to selling firms may be passed on to their sales representatives in accordance with the selling firms' internal compensation programs. Those programs may also include other types of cash and non-cash compensation and other benefits. Registered representatives of the selling firms may also receive non-cash compensation, pursuant to their firm's guidelines, directly from us or Distributor.


COMPENSATION PAID TO SELLING FIRMS. We and Distributor pay compensation to all selling firms in the form of commissions and may also provide certain types of non-cash compensation. The maximum commission payable for contract sales and additional Purchase Payments by selling firms is 7% of Purchase Payments. Some selling firms may elect to receive a lower commission when a Purchase Payment is made, along with annual trail commissions up to 1.20% of Account Value (less Purchase Payments received within the previous 12 months) for so long as the contract remains in effect or as agreed in the selling agreement. We also pay commissions when a contract Owner elects to begin receiving regular income payments (referred to as "Annuity Payments"). (See "Annuity Payments - The Income Phase.") Distributor may also provide non-cash compensation items that we may provide jointly with Distributor. Non-cash items may include expenses for conference or seminar trips, certain gifts, prizes, and awards.



Ask your registered representative for further information about what payments your registered representative and the selling firm for which he or she works may receive in connection with your purchase of a contract.


ADDITIONAL COMPENSATION FOR SELECTED SELLING FIRMS. We and Distributor have entered into distribution arrangements with certain selected selling firms. Under these arrangements we and Distributor may pay additional compensation to selected selling firms, including marketing allowances, introduction fees, persistency payments, preferred status fees and industry conference fees. Marketing allowances are periodic payments to certain selling firms, the amount of which depends on cumulative periodic (usually quarterly) sales of our insurance contracts (including the contracts offered by this prospectus) and may also depend on meeting thresholds in the sale of certain of our insurance contracts (other than the contracts offered by this prospectus). They may also include payments we make to cover the cost of marketing or other support services provided for or by registered representatives who may sell our products. Introduction fees are payments to selling firms in connection with the addition of our products to the selling firm's line of investment products, including expenses relating to establishing the data communications systems necessary for the selling firm to offer, sell and administer our products. Persistency payments are periodic payments based on Account Values of our variable insurance contracts (including Account Values of the contracts) or other persistency standards. Preferred status fees are paid to obtain preferred treatment of the contracts in selling firms' marketing programs, which may include marketing services, participation in marketing meetings, listings in data resources and increased access to their sales representatives. Industry conference fees are amounts paid to cover in part the costs associated with sales conferences and educational seminars for selling firms' sales representatives. We and Distributor have entered into such distribution agreements with selling firms identified in the Statement of Additional Information.



The additional types of compensation discussed above are not offered to all selling firms. The terms of any particular agreement governing compensation may vary among selling firms and the amounts may be significant. The prospect of receiving, or the receipt of, additional compensation as described above may provide selling firms and/or their sales representatives with an incentive to favor sales of the contracts over other variable annuity contracts (or other investments) with respect to which selling firm does not receive additional compensation, or lower levels of additional compensation. You may wish to take such payment arrangements into account when considering and evaluating any recommendation relating to the contracts. For more information about any such additional compensation arrangements, ask your registered representative. (See the Statement of Additional Information - "Distribution" for a list of selling firms that received compensation during 2013, as well as the range of additional compensation paid.)



REQUESTS AND ELECTIONS


We will treat your request for a contract transaction, or your submission of a Purchase Payment, as received by us if we receive a request conforming to our administrative procedures or a payment at our Annuity Service Center before the close of regular trading on the New York Stock Exchange on that day. We will treat your submission of a Purchase Payment as received by us if we receive a payment at our Annuity Service Center (or a designee receives a payment in accordance with the designee's administrative procedures) before the close of regular trading on the New York Stock Exchange on that day. If we receive the request, or if we (or our designee) receive the payment, after the close of trading on the New York Stock Exchange on that day, or if the New York Stock Exchange is not open that day, then the request or payment will be treated as received on the next day when the New York Stock Exchange is open. Our Annuity Service Center is located at P.O. Box 10366, Des Moines, IA 50306-0366. If you send your Purchase Payments or transaction requests to an address other than the one we have designated for receipt of such Purchase Payments or requests, we may return the Purchase Payment to you, or there may be a delay in applying the Purchase Payment or transaction to your contract.


Requests for service may be made:


o  Through your registered representative


o By telephone at (888) 562-2027, between the hours of 7:30AM and 5:30PM Central Time Monday through Thursday and 7:30AM and 5:00PM Central Time on Friday


o  In writing to our Annuity Service Center


o  By fax at (515) 457-4400 or


o  By Internet at www.metlifeinvestors.com


Some of the requests for service that may be made by telephone or Internet include transfers of Account Value (see "Investment Options - Transfers - Transfers By Telephone or Other Means") and changes to the allocation of future Purchase Payments (see "Purchase - Allocation of Purchase Payments"). We may from time to time permit requests for other types of transactions to be made by telephone or Internet. All transaction requests must be in a form satisfactory to us. Contact us for further information. Some selling firms may restrict the ability of their registered representatives to convey transaction requests by telephone or Internet on your behalf.


A request or transaction generally is considered in GOOD ORDER if it complies with our administrative procedures and the required information is complete and accurate. A request or transaction may be rejected or delayed if not in Good Order. If you have any questions, you should contact us or your registered representative before submitting the form or request.

We will use reasonable procedures such as requiring certain identifying information, tape recording the telephone instructions, and providing written confirmation of the transaction, in order to confirm that instructions communicated by telephone, fax, Internet or other means are genuine. Any telephone, fax or Internet instructions reasonably believed by us to be genuine will be your responsibility, including losses arising from any errors in the communication of instructions. As a result of this policy, you will bear the risk of loss. If we do not employ reasonable procedures to confirm that instructions communicated by telephone, fax or Internet are genuine, we may be liable for any losses due to unauthorized or fraudulent transactions. All other requests and elections under your contract must be in writing signed by the proper party, must include any necessary documentation and must be received at our Annuity Service Center to be effective. If acceptable to us, requests or elections relating to Beneficiaries and Ownership will take effect as of the date signed unless we have already acted in reliance on the prior status. We are not responsible for the validity of any written request or action.


Telephone and computer systems may not always be available. Any telephone or computer system, whether it is yours, your service provider's, your agent's, or ours, can experience outages or slowdowns for a variety of reasons. These outages or slowdowns may delay or prevent our processing of your request. Although we have taken precautions to help our systems handle heavy use, we cannot promise complete reliability under all circumstances. If you experience technical difficulties or problems, you should make your transaction request in writing to our Annuity Service Center.


CONFIRMING TRANSACTIONS. We will send out written statements confirming that a transaction was recently completed. Unless you inform us of any errors within 60 days of receipt, we will consider these communications to be accurate and complete.


OWNERSHIP


OWNER. You, as the OWNER of the contract, have all the interest and rights under the contract.


These rights include the right to:


o  change the Beneficiary.


o change the Annuitant before the Annuity Date (subject to our underwriting and administrative rules).


o  assign the contract (subject to limitation).


o  change the payment option.


o exercise all other rights, benefits, options and privileges allowed by the contract or us.


The Owner is as designated at the time the contract is issued, unless changed. Any change of Owner is subject to our underwriting rules in effect at the time of the request.


JOINT OWNER. The contract can be owned by JOINT OWNERS, limited to two natural persons. Upon the death of either Owner, the surviving Owner will be the primary Beneficiary. Any other Beneficiary designation will be treated as a contingent Beneficiary unless otherwise indicated.


BENEFICIARY. The BENEFICIARY is the person(s) or entity you name to receive any death benefit. The Beneficiary is named at the time the contract is issued unless changed at a later date. Unless an irrevocable Beneficiary has been named, you can change the Beneficiary at any time before you die. If Joint Owners are named, unless you tell us otherwise, the surviving Joint Owner will be the primary Beneficiary. Any other Beneficiary designation will be treated as a contingent Beneficiary (unless you tell us otherwise).


ABANDONED PROPERTY REQUIREMENTS. Every state has unclaimed property laws which generally declare non-ERISA annuity contracts to be abandoned after a period of inactivity of three to five years from the contract's maturity date or the date the death benefit is due and payable. For example, if the payment of a death benefit has been triggered, but, if after a thorough search, we are still unable to locate the Beneficiary of the death benefit, or the Beneficiary does not come forward to claim the death benefit in a timely manner, the death benefit will be paid to the abandoned property division or unclaimed property office of the state in which the Beneficiary or the Owner last resided, as shown on our books and records, or to our state of domicile. (Escheatment is the formal, legal name for this process.) However, the state is obligated to pay the death benefit (without interest) if your Beneficiary steps forward to claim it with the proper documentation. To prevent your contract's proceeds from being paid to the state's abandoned or unclaimed property office, it is important that you update your Beneficiary designations, including addresses, if and as they change. Please call (888) 562-2027 to make such changes.

ANNUITANT. The ANNUITANT is the natural person(s) on whose life we base Annuity Payments. You can change the Annuitant at any time prior to the Annuity Date, unless an Owner is not a natural person. Any reference to Annuitant includes any joint Annuitant under an Annuity Option. The Owner and the Annuitant do not have to be the same person except as required under certain sections of the Internal Revenue Code or under a GMIB rider (see "Living Benefits - Guaranteed Income Benefits").


ASSIGNMENT. You can assign a Non-Qualified Contract at any time during your lifetime. We will not be bound by the assignment until the written notice of the assignment is recorded by us. We will not be liable for any payment or other action we take in accordance with the contract before we record the assignment. AN ASSIGNMENT MAY BE A TAXABLE EVENT.


If the contract is issued pursuant to a qualified plan, there may be limitations on your ability to assign the contract.


LEGAL PROCEEDINGS


In the ordinary course of business, First MetLife Investors, similar to other life insurance companies, is involved in lawsuits (including class action lawsuits), arbitrations and other legal proceedings. Also, from time to time, state and federal regulators or other officials conduct formal and informal examinations or undertake other actions dealing with various aspects of the financial services and insurance industries. In some legal proceedings involving insurers, substantial damages have been sought and/or material settlement payments have been made.


It is not possible to predict with certainty the ultimate outcome of any pending legal proceeding or regulatory action. However, First MetLife Investors does not believe any such action or proceeding will have a material adverse effect upon the Separate Account or upon the ability of MetLife Investors Distribution Company to perform its contract with the Separate Account or of First MetLife Investors to meet its obligations under the contracts.


FINANCIAL STATEMENTS


Our financial statements and the financial statements of the Separate Account have been included in the SAI.



TABLE OF CONTENTS OF THE STATEMENT OF ADDITIONAL INFORMATION


     Company

     Independent Registered Public Accounting Firm

     Additional Information

     Custodian

     Distribution

     Calculation of Performance Information

     Annuity Provisions


     Additional Federal Tax Considerations


     Condensed Financial Information

     Financial Statements

APPENDIX A
CONDENSED FINANCIAL INFORMATION


The following charts list the Condensed Financial Information (the Accumulation Unit value information for the Accumulation Units outstanding) for contracts issued as of December 31, 2013. See "Purchase - Accumulation Units" in the prospectus for information on how Accumulation Unit values are calculated. Chart 1 presents Accumulation Unit values for the lowest possible combination of Separate Account product charges and death benefit rider charges, and Chart 2 presents Accumulation Unit values for the highest possible combination of such charges. The Statement of Additional Information (SAI) contains the Accumulation Unit values for all other possible combinations of Separate Account product charges and death benefit rider charges. (See Page 2 for how to obtain a copy of the SAI.)




CHART 1





                       1.30% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                        NUMBER OF
                                   ACCUMULATION      ACCUMULATION      ACCUMULATION
                                  UNIT VALUE AT     UNIT VALUE AT         UNITS
                                   BEGINNING OF         END OF        OUTSTANDING AT
                                      PERIOD            PERIOD        END OF PERIOD
                                 ---------------   ---------------   ---------------
 AIM VARIABLE INSURANCE FUNDS (INVESCO VARIABLE INSURANCE FUNDS)
 INVESCO V.I. INTERNATIONAL GROWTH SUB-ACCOUNT (SERIES II)
  (FORMERLY AIM V.I. INTERNATIONAL GROWTH SUB-ACCOUNT (SERIES II))
  05/01/2004    to  12/31/2004       15.412506         18.206389            0.0000
  01/01/2005    to  12/31/2005       18.206389         21.153435          171.9118
  01/01/2006    to  12/31/2006       21.153435         26.702840        1,399.7866
  01/01/2007    to  12/31/2007       26.702840         30.154803        1,334.0664
  01/01/2008    to  12/31/2008       30.154803         17.700900        1,394.2519
  01/01/2009    to  12/31/2009       17.700900         23.572238        1,385.8000
  01/01/2010    to  12/31/2010       23.572238         26.201652        1,283.6057
  01/01/2011    to  12/31/2011       26.201652         24.055428          934.4235
  01/01/2012    to  12/31/2012       24.055428         27.365133          959.6445
  01/01/2013    to  12/31/2013       27.365133         32.067703          821.8524
============   ==== ==========       =========         =========        ==========
 FIDELITY (Reg. TM) VARIABLE INSURANCE PRODUCTS
 VIP EQUITY-INCOME SUB-ACCOUNT (SERVICE CLASS 2)
  05/01/2004    to  12/31/2004       48.855332         53.347764            0.0000
  01/01/2005    to  12/31/2005       53.347764         55.594101            0.0000
  01/01/2006    to  12/31/2006       55.594101         65.814753            0.0000
  01/01/2007    to  12/31/2007       65.814753         65.786706            0.0000
  01/01/2008    to  12/31/2008       65.786706         37.133706            0.0000
  01/01/2009    to  12/31/2009       37.133706         47.607725            0.0000
  01/01/2010    to  12/31/2010       47.607725         54.003315            0.0000
  01/01/2011    to  12/31/2011       54.003315         53.656333            0.0000
  01/01/2012    to  12/31/2012       53.656333         61.992225            0.0000
  01/01/2013    to  12/31/2013       61.992225         78.219902            0.0000
============   ==== ==========       =========         =========        ==========

APPENDIX A
CONDENSED FINANCIAL INFORMATION (CONTINUED)



                        1.30% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                          NUMBER OF
                                   ACCUMULATION      ACCUMULATION       ACCUMULATION
                                  UNIT VALUE AT     UNIT VALUE AT           UNITS
                                   BEGINNING OF         END OF         OUTSTANDING AT
                                      PERIOD            PERIOD          END OF PERIOD
                                 ---------------   ---------------   ------------------
 FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST
 TEMPLETON FOREIGN SECURITIES SUB-ACCOUNT (CLASS 2)
  05/01/2004    to  12/31/2004       22.865318         26.352621            1,237.5188
  01/01/2005    to  12/31/2005       26.352621         28.658472            1,045.8082
  01/01/2006    to  12/31/2006       28.658472         34.356122            1,913.4815
  01/01/2007    to  12/31/2007       34.356122         39.151600            1,621.6677
  01/01/2008    to  12/31/2008       39.151600         23.040143            1,639.6350
  01/01/2009    to  12/31/2009       23.040143         31.166988            1,616.9900
  01/01/2010    to  12/31/2010       31.166988         33.350983            1,630.1934
  01/01/2011    to  12/31/2011       33.350983         29.419890            1,379.5540
  01/01/2012    to  12/31/2012       29.419890         34.332500            1,463.6335
  01/01/2013    to  12/31/2013       34.332500         41.673780            1,230.6586
============   ==== ==========       =========         =========        ==============
 MET INVESTORS SERIES TRUST
 AMERICAN FUNDS (Reg. TM) BALANCED ALLOCATION SUB-ACCOUNT (CLASS C)
  11/10/2008    to  12/31/2008        7.049454          7.016504          411,239.0406
  01/01/2009    to  12/31/2009        7.016504          8.956971        1,530,373.8200
  01/01/2010    to  12/31/2010        8.956971          9.916506        3,156,673.8584
  01/01/2011    to  12/31/2011        9.916506          9.580447        4,373,980.8516
  01/01/2012    to  12/31/2012        9.580447         10.735389        4,443,921.0701
  01/01/2013    to  12/31/2013       10.735389         12.560555        4,307,870.1232
============   ==== ==========       =========         =========        ==============
 AMERICAN FUNDS (Reg. TM) GROWTH ALLOCATION SUB-ACCOUNT (CLASS C)
  11/10/2008    to  12/31/2008        6.453679          6.364205          287,357.0685
  01/01/2009    to  12/31/2009        6.364205          8.420381        1,042,380.9600
  01/01/2010    to  12/31/2010        8.420381          9.432345        1,373,505.8833
  01/01/2011    to  12/31/2011        9.432345          8.870103        1,575,219.1002
  01/01/2012    to  12/31/2012        8.870103         10.169637        1,528,024.8347
  01/01/2013    to  12/31/2013       10.169637         12.558744        1,410,445.0010
============   ==== ==========       =========         =========        ==============
 AMERICAN FUNDS (Reg. TM) MODERATE ALLOCATION SUB-ACCOUNT (CLASS C)
  11/10/2008    to  12/31/2008        7.655160          7.690677          116,299.1865
  01/01/2009    to  12/31/2009        7.690677          9.367447          626,616.6500
  01/01/2010    to  12/31/2010        9.367447         10.162530        1,667,051.5188
  01/01/2011    to  12/31/2011       10.162530         10.050728        2,257,058.9210
  01/01/2012    to  12/31/2012       10.050728         10.995520        2,248,052.0429
  01/01/2013    to  12/31/2013       10.995520         12.320964        2,145,205.2096
============   ==== ==========       =========         =========        ==============
 ALLIANCEBERNSTEIN GLOBAL DYNAMIC ALLOCATION SUB-ACCOUNT (CLASS B)
  04/30/2012    to  12/31/2012       10.229595         10.585963        5,192,018.4825
  01/01/2013    to  12/31/2013       10.585963         11.613923        6,121,721.7080
============   ==== ==========       =========         =========        ==============

APPENDIX A
CONDENSED FINANCIAL INFORMATION (CONTINUED)



                         1.30% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                          NUMBER OF
                                   ACCUMULATION      ACCUMULATION        ACCUMULATION
                                  UNIT VALUE AT     UNIT VALUE AT           UNITS
                                   BEGINNING OF         END OF          OUTSTANDING AT
                                      PERIOD            PERIOD          END OF PERIOD
                                 ---------------   ---------------   -------------------
 AQR GLOBAL RISK BALANCED SUB-ACCOUNT (CLASS B)
  04/30/2012    to  12/31/2012       11.164971         11.580699         7,101,988.5004
  01/01/2013    to  12/31/2013       11.580699         11.043464         7,199,008.4989
============   ==== ==========       =========         =========        ===============
 BLACKROCK GLOBAL TACTICAL STRATEGIES SUB-ACCOUNT (CLASS B)
  04/30/2012    to  12/31/2012        9.984300         10.314536        10,350,719.2342
  01/01/2013    to  12/31/2013       10.314536         11.230860        11,381,735.1165
============   ==== ==========       =========         =========        ===============
 CLARION GLOBAL REAL ESTATE SUB-ACCOUNT (CLASS B)
  05/01/2005    to  12/31/2005       12.499406         14.361086            31,366.5214
  01/01/2006    to  12/31/2006       14.361086         19.503665            34,475.1049
  01/01/2007    to  12/31/2007       19.503665         16.361582            31,392.6357
  01/01/2008    to  12/31/2008       16.361582          9.419490            39,415.1516
  01/01/2009    to  12/31/2009        9.419490         12.527414            68,673.2000
  01/01/2010    to  12/31/2010       12.527414         14.357371            88,229.7396
  01/01/2011    to  12/31/2011       14.357371         13.380587           118,123.4790
  01/01/2012    to  12/31/2012       13.380587         16.639355           122,850.4367
  01/01/2013    to  12/31/2013       16.639355         17.006799           140,630.2943
============   ==== ==========       =========         =========        ===============
 CLARION GLOBAL REAL ESTATE SUB-ACCOUNT (CLASS B)
  (FORMERLY ALLIANCEBERNSTEIN VARIABLE PRODUCTS SERIES FUND, INC. - ALLIANCEBERNSTEIN REAL
ESTATE
  INVESTMENT SUB-ACCOUNT (CLASS B))
  05/01/2004    to  12/31/2004       15.206781         20.864603               600.7221
  01/01/2005    to  04/30/2005       20.864603         20.017625                 0.0000
============   ==== ==========       =========         =========        ===============
 CLEARBRIDGE AGGRESSIVE GROWTH SUB-ACCOUNT (CLASS B)
  (FORMERLY LEGG MASON CLEARBRIDGE AGGRESSIVE GROWTH SUB-ACCOUNT (CLASS B))
  05/01/2004    to  12/31/2004        6.611150          7.189929            45,289.7138
  01/01/2005    to  12/31/2005        7.189929          8.060860            46,266.5427
  01/01/2006    to  12/31/2006        8.060860          7.818713            55,271.3763
  01/01/2007    to  12/31/2007        7.818713          7.892126            73,224.2320
  01/01/2008    to  12/31/2008        7.892126          4.747779            90,722.1279
  01/01/2009    to  12/31/2009        4.747779          6.231197            81,699.6100
  01/01/2010    to  12/31/2010        6.231197          7.613826           113,503.5212
  01/01/2011    to  12/31/2011        7.613826          7.759761           289,653.9769
  01/01/2012    to  12/31/2012        7.759761          9.076542           298,915.2107
  01/01/2013    to  12/31/2013        9.076542         13.044951           317,065.9696
============   ==== ==========       =========         =========        ===============

APPENDIX A
CONDENSED FINANCIAL INFORMATION (CONTINUED)



                                     1.30% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                                                    NUMBER OF
                                                             ACCUMULATION      ACCUMULATION       ACCUMULATION
                                                            UNIT VALUE AT     UNIT VALUE AT           UNITS
                                                             BEGINNING OF         END OF         OUTSTANDING AT
                                                                PERIOD            PERIOD          END OF PERIOD
                                                           ---------------   ---------------   ------------------
 CLEARBRIDGE AGGRESSIVE GROWTH SUB-ACCOUNT (CLASS B)
  (FORMERLY LEGG MASON CLEARBRIDGE AGGRESSIVE GROWTH SUB-ACCOUNT (CLASS B) AND BEFORE THAT LEGG
  MASON VALUE EQUITY SUB-ACCOUNT (CLASS B))
   05/01/2006                             to  12/31/2006       10.422245         11.180916            8,162.3687
   01/01/2007                             to  12/31/2007       11.180916         10.383877           23,469.5053
   01/01/2008                             to  12/31/2008       10.383877          4.651552           43,034.6641
   01/01/2009                             to  12/31/2009        4.651552          6.334860           60,464.7300
   01/01/2010                             to  12/31/2010        6.334860          6.711722           91,097.7585
   01/01/2011                             to  04/29/2011        6.711722          7.138968                0.0000
=============                            ==== ==========       =========         =========       ===============
 CLEARBRIDGE AGGRESSIVE GROWTH SUB-ACCOUNT (CLASS B)
  (FORMERLY LEGG MASON CLEARBRIDGE AGGRESSIVE GROWTH SUB-ACCOUNT (CLASS B) AND BEFORE THAT LEGG
  MASON VALUE EQUITY SUB-ACCOUNT (CLASS B) AND BEFORE THAT METROPOLITAN SERIES FUND, INC. - MFS (Reg. TM)
  INVESTORS TRUST SUB-ACCOUNT (CLASS B))
   05/01/2004                             to  12/31/2004        7.729082          8.573655                0.0000
   01/01/2005                             to  12/31/2005        8.573655          9.047333                0.0000
   01/01/2006                             to  04/30/2006        9.047333          9.458778                0.0000
=============                            ==== ==========       =========         =========       ===============
 INVESCO BALANCED-RISK ALLOCATION SUB-ACCOUNT (CLASS B)
   04/30/2012                             to  12/31/2012        1.010730          1.048710        8,490,185.3882
   01/01/2013                             to  12/31/2013        1.048710          1.054430       15,600,597.9427
=============                            ==== ==========       =========         =========       ===============
 INVESCO MID CAP VALUE SUB-ACCOUNT (CLASS B)
  (FORMERLY LORD ABBETT MID CAP VALUE SUB-ACCOUNT (CLASS B)
   05/01/2004                             to  12/31/2004       20.314331         23.683379            1,830.7054
   01/01/2005                             to  12/31/2005       23.683379         25.259591            3,650.8138
   01/01/2006                             to  12/31/2006       25.259591         27.970108            5,848.3340
   01/01/2007                             to  12/31/2007       27.970108         27.772461            4,265.9226
   01/01/2008                             to  12/31/2008       27.772461         16.783283            6,321.8007
   01/01/2009                             to  12/31/2009       16.783283         20.962355           15,989.3000
   01/01/2010                             to  12/31/2010       20.962355         25.973885           33,198.2277
   01/01/2011                             to  12/31/2011       25.973885         24.690934           65,413.6692
   01/01/2012                             to  12/31/2012       24.690934         27.952215           66,844.6796
   01/01/2013                             to  12/31/2013       27.952215         35.952829           56,472.8224
=============                            ==== ==========       =========         =========       ===============

APPENDIX A
CONDENSED FINANCIAL INFORMATION (CONTINUED)



                        1.30% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                          NUMBER OF
                                   ACCUMULATION      ACCUMULATION       ACCUMULATION
                                  UNIT VALUE AT     UNIT VALUE AT           UNITS
                                   BEGINNING OF         END OF         OUTSTANDING AT
                                      PERIOD            PERIOD          END OF PERIOD
                                 ---------------   ---------------   ------------------
 INVESCO COMSTOCK SUB-ACCOUNT (CLASS B)
  (FORMERLY VAN KAMPEN COMSTOCK SUB-ACCOUNT (CLASS B))
  05/01/2005    to  12/31/2005        9.998932         10.482927            2,912.0502
  01/01/2006    to  12/31/2006       10.482927         12.009028           15,618.7333
  01/01/2007    to  12/31/2007       12.009028         11.557695           26,547.6108
  01/01/2008    to  12/31/2008       11.557695          7.311136           39,790.1763
  01/01/2009    to  12/31/2009        7.311136          9.134319           56,531.0800
  01/01/2010    to  12/31/2010        9.134319         10.355646           87,399.2996
  01/01/2011    to  12/31/2011       10.355646         10.070573          128,073.5680
  01/01/2012    to  12/31/2012       10.070573         11.772115          125,796.2030
  01/01/2013    to  12/31/2013       11.772115         15.732268          145,450.0635
============   ==== ==========       =========         =========       ===============
 INVESCO SMALL CAP GROWTH SUB-ACCOUNT (CLASS B)
  05/01/2005    to  12/31/2005       11.448289         13.035149           35,121.4030
  01/01/2006    to  12/31/2006       13.035149         14.692143           40,863.1766
  01/01/2007    to  12/31/2007       14.692143         16.106871           53,558.2345
  01/01/2008    to  12/31/2008       16.106871          9.741028           58,364.8675
  01/01/2009    to  12/31/2009        9.741028         12.867069           89,317.3900
  01/01/2010    to  12/31/2010       12.867069         16.026464          121,529.3385
  01/01/2011    to  12/31/2011       16.026464         15.648867          144,913.4284
  01/01/2012    to  12/31/2012       15.648867         18.261621          127,536.4084
  01/01/2013    to  12/31/2013       18.261621         25.267876          122,645.7509
============   ==== ==========       =========         =========       ===============
 INVESCO SMALL CAP GROWTH SUB-ACCOUNT (CLASS B)
  (FORMERLY MET/AIM SMALL CAP GROWTH SUB-ACCOUNT (CLASS B) AND BEFORE THAT MFS (Reg. TM)
VARIABLE
  INSURANCE TRUST - MFS (Reg. TM) NEW DISCOVERY SUB-ACCOUNT (SERVICE CLASS))
  05/01/2004    to  12/31/2004       13.823168         14.565940            2,036.8427
  01/01/2005    to  04/30/2005       14.565940         12.512507                0.0000
============   ==== ==========       =========         =========       ===============
 JPMORGAN GLOBAL ACTIVE ALLOCATION SUB-ACCOUNT (CLASS B)
  04/30/2012    to  12/31/2012        1.012784          1.050758        9,416,453.1776
  01/01/2013    to  12/31/2013        1.050758          1.151141       21,382,333.5310
============   ==== ==========       =========         =========       ===============
 LORD ABBETT BOND DEBENTURE SUB-ACCOUNT (CLASS B)
  05/01/2004    to  12/31/2004       16.137459         17.204948           57,846.7109
  01/01/2005    to  12/31/2005       17.204948         17.236958           64,115.2188
  01/01/2006    to  12/31/2006       17.236958         18.571397           67,543.0854
  01/01/2007    to  12/31/2007       18.571397         19.530893           78,702.6942
  01/01/2008    to  12/31/2008       19.530893         15.691614           79,041.7479
  01/01/2009    to  12/31/2009       15.691614         21.184702           95,135.3200
  01/01/2010    to  12/31/2010       21.184702         23.622434          101,771.2723
  01/01/2011    to  12/31/2011       23.622434         24.357741           90,987.8510
  01/01/2012    to  12/31/2012       24.357741         27.154250           86,811.5075
  01/01/2013    to  12/31/2013       27.154250         28.942193           88,179.8312
============   ==== ==========       =========         =========       ===============

APPENDIX A
CONDENSED FINANCIAL INFORMATION (CONTINUED)



                                      1.30% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                                                    NUMBER OF
                                                             ACCUMULATION      ACCUMULATION        ACCUMULATION
                                                            UNIT VALUE AT     UNIT VALUE AT           UNITS
                                                             BEGINNING OF         END OF          OUTSTANDING AT
                                                                PERIOD            PERIOD          END OF PERIOD
                                                           ---------------   ---------------   -------------------
 LORD ABBETT BOND DEBENTURE SUB-ACCOUNT (CLASS B)
  (FORMERLY MFS (Reg. TM) VARIABLE INSURANCE TRUST - MFS (Reg. TM) HIGH INCOME SUB-ACCOUNT (SERVICE CLASS)
   05/01/2004                             to  12/31/2004       14.558790         15.650668             1,305.6127
   01/01/2005                             to  04/30/2005       15.650668         15.157397                 0.0000
=============                            ==== ==========       =========         =========        ===============
 LORD ABBETT BOND DEBENTURE SUB-ACCOUNT (CLASS B)
  (FORMERLY FIDELITY VARIABLE INSURANCE PRODUCTS - HIGH INCOME SUB-ACCOUNT (SERVICE CLASS 2))
   05/01/2004                             to  12/31/2004       16.605671         17.886929                 0.0000
   01/01/2005                             to  04/30/2005       17.886929         17.207436                 0.0000
=============                            ==== ==========       =========         =========        ===============
 MET/FRANKLIN LOW DURATION TOTAL RETURN SUB-ACCOUNT (CLASS B)
   05/02/2011                             to  12/31/2011        9.988220          9.773621            17,938.0722
   01/01/2012                             to  12/31/2012        9.773621         10.070996            58,236.4443
   01/01/2013                             to  12/31/2013       10.070996         10.056309           276,232.1159
=============                            ==== ==========       =========         =========        ===============
 METLIFE BALANCED PLUS SUB-ACCOUNT (CLASS B)
   04/30/2012                             to  12/31/2012       10.011276         10.482770        11,665,251.8351
   01/01/2013                             to  12/31/2013       10.482770         11.833440        15,346,448.6461
=============                            ==== ==========       =========         =========        ===============
 METLIFE MULTI-INDEX TARGETED RISK SUB-ACCOUNT (CLASS B)
   04/29/2013                             to  12/31/2013        1.080260          1.130318         6,077,197.6542
=============                            ==== ==========       =========         =========        ===============
 MFS (Reg. TM) EMERGING MARKETS EQUITY SUB-ACCOUNT (CLASS B)
   04/28/2008                             to  12/31/2008       13.520511          6.206168            63,514.2044
   01/01/2009                             to  12/31/2009        6.206168         10.349730           121,961.6600
   01/01/2010                             to  12/31/2010       10.349730         12.632893           214,845.9234
   01/01/2011                             to  12/31/2011       12.632893         10.137634           345,701.7207
   01/01/2012                             to  12/31/2012       10.137634         11.896795           366,120.0939
   01/01/2013                             to  12/31/2013       11.896795         11.158201           391,288.8237
=============                            ==== ==========       =========         =========        ===============
 MFS (Reg. TM) EMERGING MARKETS EQUITY SUB-ACCOUNT (CLASS B)
  (FORMERLY FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST - TEMPLETON DEVELOPING MARKETS
  SECURITIES SUB-ACCOUNT (CLASS 2))
   05/01/2004                             to  12/31/2004        6.960610          8.557905             2,159.3919
   01/01/2005                             to  12/31/2005        8.557905         10.764717             4,614.5862
   01/01/2006                             to  12/31/2006       10.764717         13.610871             6,165.7404
   01/01/2007                             to  12/31/2007       13.610871         17.301248             3,863.5682
   01/01/2008                             to  04/25/2008       17.301248         15.754412                 0.0000
=============                            ==== ==========       =========         =========        ===============

APPENDIX A
CONDENSED FINANCIAL INFORMATION (CONTINUED)



                        1.30% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                          NUMBER OF
                                   ACCUMULATION      ACCUMULATION       ACCUMULATION
                                  UNIT VALUE AT     UNIT VALUE AT           UNITS
                                   BEGINNING OF         END OF         OUTSTANDING AT
                                      PERIOD            PERIOD          END OF PERIOD
                                 ---------------   ---------------   ------------------
 MFS (Reg. TM) RESEARCH INTERNATIONAL SUB-ACCOUNT (CLASS B)
  05/01/2004    to  12/31/2004        9.755208         11.208267           42,372.8417
  01/01/2005    to  12/31/2005       11.208267         12.880848           61,273.2139
  01/01/2006    to  12/31/2006       12.880848         16.092474           92,317.2322
  01/01/2007    to  12/31/2007       16.092474         17.994629          118,410.0148
  01/01/2008    to  12/31/2008       17.994629         10.236813          166,283.7362
  01/01/2009    to  12/31/2009       10.236813         13.294221          164,522.2400
  01/01/2010    to  12/31/2010       13.294221         14.619173          195,727.4214
  01/01/2011    to  12/31/2011       14.619173         12.884600          212,405.9019
  01/01/2012    to  12/31/2012       12.884600         14.842148          198,432.2145
  01/01/2013    to  12/31/2013       14.842148         17.471762          186,917.6169
============   ==== ==========       =========         =========        ==============
 MORGAN STANLEY MID CAP GROWTH (CLASS B)
  (FORMERLY VAN KAMPEN MID CAP GROWTH SUB-ACCOUNT (CLASS B) AND BEFORE THAT LORD ABBETT
GROWTH
  OPPORTUNITIES SUB-ACCOUNT (CLASS B))
  05/01/2004    to  12/31/2004        8.812961          9.792630                0.0000
  01/01/2005    to  12/31/2005        9.792630         10.109348              833.6047
  01/01/2006    to  12/31/2006       10.109348         10.814428            1,419.9235
  01/01/2007    to  12/31/2007       10.814428         13.180398            1,581.1885
  01/01/2008    to  12/31/2008       13.180398          6.927322            1,775.7521
  01/01/2009    to  12/31/2009        6.927322         10.754041            2,411.9900
  01/01/2010    to  12/31/2010       10.754041         14.021283            2,793.8958
  01/01/2011    to  12/31/2011       14.021283         12.882517            3,689.6678
  01/01/2012    to  12/31/2012       12.882517         13.895500            3,673.7524
  01/01/2013    to  12/31/2013       13.895500         19.068593            3,658.4956
============   ==== ==========       =========         =========        ==============
 PIMCO TOTAL RETURN SUB-ACCOUNT (CLASS B)
  05/01/2004    to  12/31/2004       11.676306         12.110712           56,067.7304
  01/01/2005    to  12/31/2005       12.110712         12.223413           86,336.1715
  01/01/2006    to  12/31/2006       12.223413         12.611070          148,756.4576
  01/01/2007    to  12/31/2007       12.611070         13.388910          179,567.8656
  01/01/2008    to  12/31/2008       13.388910         13.269677          203,092.0821
  01/01/2009    to  12/31/2009       13.269677         15.459765          456,655.3000
  01/01/2010    to  12/31/2010       15.459765         16.506947          995,119.4770
  01/01/2011    to  12/31/2011       16.506947         16.810768        1,473,398.0333
  01/01/2012    to  12/31/2012       16.810768         18.130822        1,535,943.3620
  01/01/2013    to  12/31/2013       18.130822         17.553861        1,619,920.0927
============   ==== ==========       =========         =========        ==============
 PIMCO TOTAL RETURN SUB-ACCOUNT (CLASS B)
  (FORMERLY J.P. MORGAN QUALITY BOND SUB-ACCOUNT (CLASS B))
  05/01/2004    to  11/19/2004       14.664335         15.152734            1,705.2254
============   ==== ==========       =========         =========        ==============

APPENDIX A
CONDENSED FINANCIAL INFORMATION (CONTINUED)



                                     1.30% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                                                    NUMBER OF
                                                             ACCUMULATION      ACCUMULATION       ACCUMULATION
                                                            UNIT VALUE AT     UNIT VALUE AT           UNITS
                                                             BEGINNING OF         END OF         OUTSTANDING AT
                                                                PERIOD            PERIOD          END OF PERIOD
                                                           ---------------   ---------------   ------------------
 PIONEER FUND SUB-ACCOUNT (CLASS B)
   05/04/2009                             to  12/31/2009       13.603770         16.688680            1,467.5700
   01/01/2010                             to  12/31/2010       16.688680         19.097595            6,594.3981
   01/01/2011                             to  12/31/2011       19.097595         17.932990           13,198.5501
   01/01/2012                             to  12/31/2012       17.932990         19.536993           12,977.5442
   01/01/2013                             to  12/31/2013       19.536993         25.593388           10,492.4895
=============                            ==== ==========       =========         =========        ==============
 PIONEER FUND SUB-ACCOUNT (CLASS B)
  (FORMERLY METROPOLITAN SERIES FUND, INC. - CAPITAL GUARDIAN U.S. EQUITY SUB-ACCOUNT (CLASS B))
   05/01/2004                             to  12/31/2004       10.632445         11.417835                0.0000
   01/01/2005                             to  12/31/2005       11.417835         11.891041              475.2881
   01/01/2006                             to  12/31/2006       11.891041         12.892189              811.4080
   01/01/2007                             to  12/31/2007       12.892189         12.683697              909.0508
   01/01/2008                             to  12/31/2008       12.683697          7.460889              959.7366
   01/01/2009                             to  05/01/2009        7.460889          7.379561                0.0000
=============                            ==== ==========       =========         =========        ==============
 PIONEER FUND SUB-ACCOUNT (CLASS B)
  (FORMERLY CAPITAL GUARDIAN U.S. EQUITY SUB-ACCOUNT (CLASS B), BEFORE THAT MET INVESTORS SERIES TRUST -
  J.P. MORGAN SELECT EQUITY SUB-ACCOUNT (CLASS B))
   05/01/2004                             to  11/19/2004       14.953016         16.069205                0.0000
=============                            ==== ==========       =========         =========        ==============
 PYRAMIS (Reg. TM) GOVERNMENT INCOME SUB-ACCOUNT (CLASS B)
   04/30/2012                             to  12/31/2012       10.783430         10.957512        2,539,196.0714
   01/01/2013                             to  12/31/2013       10.957512         10.327163        2,920,770.5774
=============                            ==== ==========       =========         =========        ==============
 PYRAMIS (Reg. TM) MANAGED RISK SUB-ACCOUNT (CLASS B)
   04/29/2013                             to  12/31/2013       10.216374         10.760741          218,009.9504
=============                            ==== ==========       =========         =========        ==============
 SCHRODERS GLOBAL MULTI-ASSET SUB-ACCOUNT (CLASS B)
   04/30/2012                             to  12/31/2012        1.010762          1.068883        2,651,897.0752
   01/01/2013                             to  12/31/2013        1.068883          1.161756        7,500,547.4185
=============                            ==== ==========       =========         =========        ==============
 SSGA GROWTH AND INCOME ETF SUB-ACCOUNT (CLASS B)
  (FORMERLY CYCLICAL GROWTH AND INCOME ETF SUB-ACCOUNT (CLASS B))
   09/30/2005                             to  12/31/2005       10.000000         10.132557                0.0000
   01/01/2006                             to  12/31/2006       10.132557         11.174895            2,021.8365
   01/01/2007                             to  12/31/2007       11.174895         11.625285            1,996.0055
   01/01/2008                             to  12/31/2008       11.625285          8.599158            2,182.3586
   01/01/2009                             to  12/31/2009        8.599158         10.600545          570,580.5900
   01/01/2010                             to  12/31/2010       10.600545         11.744313        1,745,984.4365
   01/01/2011                             to  12/31/2011       11.744313         11.715944        2,168,281.3770
   01/01/2012                             to  12/31/2012       11.715944         13.049283        2,156,530.2401
   01/01/2013                             to  12/31/2013       13.049283         14.546415        2,109,629.7609
=============                            ==== ==========       =========         =========        ==============

APPENDIX A
CONDENSED FINANCIAL INFORMATION (CONTINUED)



                        1.30% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                          NUMBER OF
                                   ACCUMULATION      ACCUMULATION       ACCUMULATION
                                  UNIT VALUE AT     UNIT VALUE AT           UNITS
                                   BEGINNING OF         END OF         OUTSTANDING AT
                                      PERIOD            PERIOD          END OF PERIOD
                                 ---------------   ---------------   ------------------
 SSGA GROWTH ETF SUB-ACCOUNT (CLASS B)
  (FORMERLY CYCLICAL GROWTH ETF SUB-ACCOUNT (CLASS B))
  09/30/2005    to  12/31/2005       10.000000         10.170740                0.0000
  01/01/2006    to  12/31/2006       10.170740         11.430018           12,266.1157
  01/01/2007    to  12/31/2007       11.430018         11.915503           12,205.1631
  01/01/2008    to  12/31/2008       11.915503          7.883723           21,216.0998
  01/01/2009    to  12/31/2009        7.883723         10.046366          619,348.6000
  01/01/2010    to  12/31/2010       10.046366         11.320254          871,361.5923
  01/01/2011    to  12/31/2011       11.320254         10.936433        1,197,356.4387
  01/01/2012    to  12/31/2012       10.936433         12.417139        1,273,236.2424
  01/01/2013    to  12/31/2013       12.417139         14.471865        1,322,776.7142
============   ==== ==========       =========         =========        ==============
 T. ROWE PRICE LARGE CAP VALUE SUB-ACCOUNT (CLASS B)
  (FORMERLY LORD ABBETT GROWTH AND INCOME SUB-ACCOUNT (CLASS B))
  05/01/2004    to  12/31/2004       43.242312         47.937816           19,815.5006
  01/01/2005    to  12/31/2005       47.937816         48.925372           25,855.7185
  01/01/2006    to  12/31/2006       48.925372         56.884355           31,167.4647
  01/01/2007    to  12/31/2007       56.884355         58.235221           40,242.1825
  01/01/2008    to  12/31/2008       58.235221         36.597630           36,745.9805
  01/01/2009    to  12/31/2009       36.597630         42.769476           34,825.6200
  01/01/2010    to  12/31/2010       42.769476         49.402240           52,018.8213
  01/01/2011    to  12/31/2011       49.402240         46.809866           59,848.6689
  01/01/2012    to  12/31/2012       46.809866         54.508674           54,901.2159
  01/01/2013    to  12/31/2013       54.508674         71.977697           50,922.1883
============   ==== ==========       =========         =========        ==============
 T. ROWE PRICE LARGE CAP VALUE SUB-ACCOUNT (CLASS B)
  (FORMERLY LORD ABBETT GROWTH AND INCOME SUB-ACCOUNT (CLASS B) AND FORMERLY PUTNAM VT
GROWTH
  AND INCOME SUB-ACCOUNT (CLASS IB))
  05/01/2004    to  12/31/2004       45.386183         49.298756                0.0000
  01/01/2005    to  12/31/2005       49.298756         51.208076                0.0000
  01/01/2006    to  12/31/2006       51.208076         58.591262                0.0000
  01/01/2007    to  12/31/2007       58.591262         54.338029                0.0000
  01/01/2008    to  12/31/2008       54.338029         32.878766                0.0000
  01/01/2009    to  12/31/2009       32.878766         42.129339                0.0000
  01/01/2010    to  04/30/2010       42.129339         45.025051                0.0000
============   ==== ==========       =========         =========        ==============

APPENDIX A
CONDENSED FINANCIAL INFORMATION (CONTINUED)



                       1.30% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                        NUMBER OF
                                   ACCUMULATION      ACCUMULATION      ACCUMULATION
                                  UNIT VALUE AT     UNIT VALUE AT         UNITS
                                   BEGINNING OF         END OF        OUTSTANDING AT
                                      PERIOD            PERIOD        END OF PERIOD
                                 ---------------   ---------------   ---------------
 T. ROWE PRICE MID CAP GROWTH SUB-ACCOUNT (CLASS B)
  05/01/2004    to  12/31/2004        6.284295          7.127233        88,995.1559
  01/01/2005    to  12/31/2005        7.127233          8.064495       112,366.2205
  01/01/2006    to  12/31/2006        8.064495          8.451316       136,354.3460
  01/01/2007    to  12/31/2007        8.451316          9.812864       150,844.7383
  01/01/2008    to  12/31/2008        9.812864          5.835734       177,415.6737
  01/01/2009    to  12/31/2009        5.835734          8.379729       250,331.0100
  01/01/2010    to  12/31/2010        8.379729         10.561395       337,692.2725
  01/01/2011    to  12/31/2011       10.561395         10.253499       421,617.8746
  01/01/2012    to  12/31/2012       10.253499         11.505166       410,322.7756
  01/01/2013    to  12/31/2013       11.505166         15.510711       384,139.2428
============   ==== ==========       =========         =========       ============
 THIRD AVENUE SMALL CAP VALUE SUB-ACCOUNT (CLASS B)
  05/01/2004    to  12/31/2004       11.999476         14.345408        50,250.5819
  01/01/2005    to  12/31/2005       14.345408         16.352461        65,297.9291
  01/01/2006    to  12/31/2006       16.352461         18.261325        75,158.9668
  01/01/2007    to  12/31/2007       18.261325         17.479670        96,808.5121
  01/01/2008    to  12/31/2008       17.479670         12.107897       111,764.2505
  01/01/2009    to  12/31/2009       12.107897         15.112789       120,798.8900
  01/01/2010    to  12/31/2010       15.112789         17.885935       145,912.2047
  01/01/2011    to  12/31/2011       17.885935         16.069084       160,083.7038
  01/01/2012    to  12/31/2012       16.069084         18.713333       156,906.5966
  01/01/2013    to  12/31/2013       18.713333         24.465258       150,949.4668
============   ==== ==========       =========         =========       ============
 METROPOLITAN SERIES FUND
 BAILLIE GIFFORD INTERNATIONAL STOCK SUB-ACCOUNT (CLASS B)
  05/01/2004    to  12/31/2004       11.974762         13.688306             0.0000
  01/01/2005    to  12/31/2005       13.688306         15.888294             0.0000
  01/01/2006    to  12/31/2006       15.888294         18.228676             0.0000
  01/01/2007    to  12/31/2007       18.228676         19.803643             0.0000
  01/01/2008    to  12/31/2008       19.803643         10.899186             0.0000
  01/01/2009    to  12/31/2009       10.899186         13.112987             0.0000
  01/01/2010    to  12/31/2010       13.112987         13.831744             0.0000
  01/01/2011    to  12/31/2011       13.831744         10.904646             0.0000
  01/01/2012    to  12/31/2012       10.904646         12.847646             0.0000
  01/01/2013    to  12/31/2013       12.847646         14.601457       264,677.4697
============   ==== ==========       =========         =========       ============

APPENDIX A
CONDENSED FINANCIAL INFORMATION (CONTINUED)



                                    1.30% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                                                  NUMBER OF
                                                             ACCUMULATION      ACCUMULATION      ACCUMULATION
                                                            UNIT VALUE AT     UNIT VALUE AT         UNITS
                                                             BEGINNING OF         END OF        OUTSTANDING AT
                                                                PERIOD            PERIOD        END OF PERIOD
                                                           ---------------   ---------------   ---------------
 BLACKROCK BOND INCOME SUB-ACCOUNT (CLASS B)
   11/19/2004                             to  12/31/2004       45.644690         45.825002            0.0000
   01/01/2005                             to  12/31/2005       45.825002         46.209352            0.0000
   01/01/2006                             to  12/31/2006       46.209352         47.501189          560.7078
   01/01/2007                             to  12/31/2007       47.501189         49.707922          297.8879
   01/01/2008                             to  12/31/2008       49.707922         47.265989          275.6991
   01/01/2009                             to  12/31/2009       47.265989         50.940114          397.2700
   01/01/2010                             to  12/31/2010       50.940114         54.339551        1,135.6114
   01/01/2011                             to  12/31/2011       54.339551         57.021060        1,478.8362
   01/01/2012                             to  12/31/2012       57.021060         60.378957        1,461.8216
   01/01/2013                             to  12/31/2013       60.378957         58.998545        1,428.6436
=============                            ==== ==========       =========         =========        ==========
 BLACKROCK CAPITAL APPRECIATION SUB-ACCOUNT (CLASS A)
  (FORMERLY BLACKROCK LEGACY LARGE CAP GROWTH SUB-ACCOUNT (CLASS A))
   05/04/2009                             to  12/31/2009        9.129750         11.520590            0.0000
   01/01/2010                             to  12/31/2010       11.520590         13.625764            0.0000
   01/01/2011                             to  12/31/2011       13.625764         12.246868            0.0000
   01/01/2012                             to  12/31/2012       12.246868         13.825231            0.0000
   01/01/2013                             to  12/31/2013       13.825231         18.316513            0.0000
=============                            ==== ==========       =========         =========        ==========
 BLACKROCK CAPITAL APPRECIATION SUB-ACCOUNT (CLASS A)
  (FORMERLY BLACKROCK LEGACY LARGE CAP GROWTH SUB-ACCOUNT (CLASS A) AND BEFORE THAT MET INVESTORS
  SERIES TRUST - MET/AIM CAPITAL APPRECIATION SUB-ACCOUNT (CLASS A))
   05/01/2006                             to  12/31/2006       15.099210         14.937184            0.0000
   01/01/2007                             to  12/31/2007       14.937184         16.500598            0.0000
   01/01/2008                             to  12/31/2008       16.500598          9.341744            0.0000
   01/01/2009                             to  05/01/2009        9.341744          8.887754            0.0000
=============                            ==== ==========       =========         =========        ==========
 BLACKROCK LEGACY LARGE CAP GROWTH SUB-ACCOUNT (CLASS E)
  (FORMERLY MET INVESTORS SERIES TRUST - MET/AIM CAPITAL APPRECIATION SUB-ACCOUNT (CLASS E))
   04/30/2007                             to  12/31/2007       15.483262         16.193114            0.0000
   01/01/2008                             to  12/31/2008       16.193114          9.155475            0.0000
   01/01/2009                             to  05/01/2009        9.155475          8.705625            0.0000
=============                            ==== ==========       =========         =========        ==========
 BLACKROCK LEGACY LARGE CAP GROWTH SUB-ACCOUNT (CLASS E)
  (FORMERLY MET INVESTORS SERIES TRUST - MET/AIM CAPITAL APPRECIATION SUB-ACCOUNT (CLASS E), BEFORE
  THAT AIM VARIABLE INSURANCE FUNDS - AIM V.I. CAPITAL APPRECIATION SUB-ACCOUNT (SERIES II))
   05/01/2004                             to  12/31/2004       19.834903         21.251446            0.0000
   01/01/2005                             to  12/31/2005       21.251446         22.777274            0.0000
   01/01/2006                             to  12/31/2006       22.777274         23.845946            0.0000
   01/01/2007                             to  04/27/2007       23.845946         25.440586            0.0000
=============                            ==== ==========       =========         =========        ==========

APPENDIX A
CONDENSED FINANCIAL INFORMATION (CONTINUED)



                       1.30% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                        NUMBER OF
                                   ACCUMULATION      ACCUMULATION      ACCUMULATION
                                  UNIT VALUE AT     UNIT VALUE AT         UNITS
                                   BEGINNING OF         END OF        OUTSTANDING AT
                                      PERIOD            PERIOD        END OF PERIOD
                                 ---------------   ---------------   ---------------
 BLACKROCK MONEY MARKET SUB-ACCOUNT (CLASS B)
  05/01/2005    to  12/31/2005        9.982136         10.094014        15,099.6542
  01/01/2006    to  12/31/2006       10.094014         10.417463        66,691.2808
  01/01/2007    to  12/31/2007       10.417463         10.777221       183,973.3062
  01/01/2008    to  12/31/2008       10.777221         10.914141       347,310.4572
  01/01/2009    to  12/31/2009       10.914141         10.800453       607,716.5000
  01/01/2010    to  12/31/2010       10.800453         10.660952       562,380.0643
  01/01/2011    to  12/31/2011       10.660952         10.523629       450,135.7970
  01/01/2012    to  12/31/2012       10.523629         10.386964       505,762.4811
  01/01/2013    to  12/31/2013       10.386964         10.252804       803,505.9153
============   ==== ==========       =========         =========       ============
 BLACKROCK MONEY MARKET SUB-ACCOUNT (CLASS B)
  (FORMERLY MET INVESTORS SERIES TRUST - MONEY MARKET SUB-ACCOUNT (CLASS B))
  05/01/2004    to  12/31/2004        9.999714          9.965778         3,168.1420
  01/01/2005    to  04/30/2005        9.965778          9.982068             0.0000
============   ==== ==========       =========         =========       ============
 DAVIS VENTURE VALUE SUB-ACCOUNT (CLASS E)
  05/01/2004    to  12/31/2004       11.077739         11.934370       132,380.2910
  01/01/2005    to  12/31/2005       11.934370         12.974739       162,033.6756
  01/01/2006    to  12/31/2006       12.974739         14.652624       195,254.4084
  01/01/2007    to  12/31/2007       14.652624         15.103332       264,485.2949
  01/01/2008    to  12/31/2008       15.103332          9.025430       298,264.5093
  01/01/2009    to  12/31/2009        9.025430         11.744348       306,618.8900
  01/01/2010    to  12/31/2010       11.744348         12.962618       397,301.5157
  01/01/2011    to  12/31/2011       12.962618         12.260793       459,107.7137
  01/01/2012    to  12/31/2012       12.260793         13.638720       468,035.7525
  01/01/2013    to  12/31/2013       13.638720         17.976382       435,063.5010
============   ==== ==========       =========         =========       ============
 JENNISON GROWTH SUB-ACCOUNT (CLASS B)
  05/01/2004    to  12/31/2004        9.651722         10.496784        43,903.5479
  01/01/2005    to  12/31/2005       10.496784         11.764232        42,383.7329
  01/01/2006    to  12/31/2006       11.764232         11.905780        66,774.7781
  01/01/2007    to  12/31/2007       11.905780         13.089520        99,940.5098
  01/01/2008    to  12/31/2008       13.089520          8.198138       110,891.3827
  01/01/2009    to  12/31/2009        8.198138         11.293795       174,290.2300
  01/01/2010    to  12/31/2010       11.293795         12.409247       235,015.6073
  01/01/2011    to  12/31/2011       12.409247         12.276458       260,179.0412
  01/01/2012    to  12/31/2012       12.276458         14.002167       375,016.8387
  01/01/2013    to  12/31/2013       14.002167         18.898229       369,935.4665
============   ==== ==========       =========         =========       ============

APPENDIX A
CONDENSED FINANCIAL INFORMATION (CONTINUED)



                        1.30% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                         NUMBER OF
                                   ACCUMULATION      ACCUMULATION       ACCUMULATION
                                  UNIT VALUE AT     UNIT VALUE AT          UNITS
                                   BEGINNING OF         END OF         OUTSTANDING AT
                                      PERIOD            PERIOD         END OF PERIOD
                                 ---------------   ---------------   -----------------
 JENNISON GROWTH SUB-ACCOUNT (CLASS B)
  (FORMERLY OPPENHEIMER CAPITAL APPRECIATION SUB-ACCOUNT (CLASS B))
  05/01/2004    to  12/31/2004        7.877115          8.370190         146,378.6929
  01/01/2005    to  12/31/2005        8.370190          8.651885         157,556.5445
  01/01/2006    to  12/31/2006        8.651885          9.190873         178,476.3395
  01/01/2007    to  12/31/2007        9.190873         10.367771         242,119.3956
  01/01/2008    to  12/31/2008       10.367771          5.532204         235,940.8881
  01/01/2009    to  12/31/2009        5.532204          7.847238         203,730.1600
  01/01/2010    to  12/31/2010        7.847238          8.473780         194,939.9831
  01/01/2011    to  12/31/2011        8.473780          8.249075         176,855.4652
  01/01/2012    to  04/27/2012        8.249075          9.283200               0.0000
============   ==== ==========       =========         =========         ============
 LOOMIS SAYLES SMALL CAP GROWTH SUB-ACCOUNT (CLASS B)
  (FORMERLY FRANKLIN TEMPLETON SMALL CAP GROWTH SUB-ACCOUNT (CLASS B))
  05/01/2004    to  12/31/2004        8.837372          9.791170               0.0000
  01/01/2005    to  12/31/2005        9.791170         10.089451           2,256.5897
  01/01/2006    to  12/31/2006       10.089451         10.927544           5,809.8236
  01/01/2007    to  12/31/2007       10.927544         11.251048           4,214.0993
  01/01/2008    to  12/31/2008       11.251048          6.517750           4,622.2069
  01/01/2009    to  12/31/2009        6.517750          8.342795           4,275.0400
  01/01/2010    to  12/31/2010        8.342795         10.816575           4,403.2544
  01/01/2011    to  12/31/2011       10.816575         10.970270           3,524.3342
  01/01/2012    to  12/31/2012       10.970270         12.007454           3,463.9025
  01/01/2013    to  12/31/2013       12.007454         17.586589           2,780.8692
============   ==== ==========       =========         =========         ============
 METLIFE STOCK INDEX SUB-ACCOUNT (CLASS B)
  05/01/2005    to  12/31/2005       10.916137         11.731023         114,882.0079
  01/01/2006    to  12/31/2006       11.731023         13.338443         118,838.3237
  01/01/2007    to  12/31/2007       13.338443         13.820181         149,627.3899
  01/01/2008    to  12/31/2008       13.820181          8.558483         195,079.5409
  01/01/2009    to  12/31/2009        8.558483         10.637702         226,145.9500
  01/01/2010    to  12/31/2010       10.637702         12.021908         275,615.5273
  01/01/2011    to  12/31/2011       12.021908         12.061008         363,405.8935
  01/01/2012    to  12/31/2012       12.061008         13.741140         372,829.3790
  01/01/2013    to  12/31/2013       13.741140         17.863205         370,720.5991
============   ==== ==========       =========         =========         ============

APPENDIX A
CONDENSED FINANCIAL INFORMATION (CONTINUED)



                       1.30% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                        NUMBER OF
                                   ACCUMULATION      ACCUMULATION      ACCUMULATION
                                  UNIT VALUE AT     UNIT VALUE AT         UNITS
                                   BEGINNING OF         END OF        OUTSTANDING AT
                                      PERIOD            PERIOD        END OF PERIOD
                                 ---------------   ---------------   ---------------
 NEUBERGER BERMAN GENESIS SUB-ACCOUNT (CLASS B)
  (FORMERLY BLACKROCK STRATEGIC VALUE SUB-ACCOUNT (CLASS B))
  05/01/2004    to  12/31/2004       16.173123         18.207351           535.0006
  01/01/2005    to  12/31/2005       18.207351         18.675545           722.2320
  01/01/2006    to  12/31/2006       18.675545         21.466160           420.5532
  01/01/2007    to  12/31/2007       21.466160         20.405274           509.0443
  01/01/2008    to  12/31/2008       20.405274         12.375528           495.1218
  01/01/2009    to  12/31/2009       12.375528         13.783491           549.3100
  01/01/2010    to  12/31/2010       13.783491         16.509191           587.0130
  01/01/2011    to  12/31/2011       16.509191         17.193780           516.8462
  01/01/2012    to  12/31/2012       17.193780         18.625752           530.6760
  01/01/2013    to  12/31/2013       18.625752         25.406323        74,608.1384
============   ==== ==========       =========         =========       ============
 NEUBERGER BERMAN GENESIS SUB-ACCOUNT (CLASS B)
  (FORMERLY MLA MID CAP SUB-ACCOUNT (CLASS B))
  04/30/2007    to  12/31/2007       17.746898         15.756529        25,194.9431
  01/01/2008    to  12/31/2008       15.756529          9.595726        29,973.0320
  01/01/2009    to  12/31/2009        9.595726         12.953774        35,342.6800
  01/01/2010    to  12/31/2010       12.953774         15.709433        68,073.3405
  01/01/2011    to  12/31/2011       15.709433         14.688795        96,062.3990
  01/01/2012    to  12/31/2012       14.688795         15.264435       102,008.1430
  01/01/2013    to  04/26/2013       15.264435         16.556111             0.0000
============   ==== ==========       =========         =========       ============
 NEUBERGER BERMAN GENESIS SUB-ACCOUNT (CLASS B)
  (FORMERLY MLA MID CAP SUB-ACCOUNT (CLASS B) AND BEFORE THAT MET/PUTNAM CAPITAL
OPPORTUNITIES
  SUB-ACCOUNT (CLASS B))
  05/01/2004    to  12/31/2004       12.771613         14.819977             0.0000
  01/01/2005    to  12/31/2005       14.819977         16.060762             0.0000
  01/01/2006    to  12/31/2006       16.060762         18.171642             0.0000
  01/01/2007    to  04/27/2007       18.171642         19.761608             0.0000
============   ==== ==========       =========         =========       ============
 T. ROWE PRICE LARGE CAP GROWTH SUB-ACCOUNT (CLASS B)
  05/01/2004    to  12/31/2004       11.228408         12.175379         2,520.8481
  01/01/2005    to  12/31/2005       12.175379         12.779031         5,629.8657
  01/01/2006    to  12/31/2006       12.779031         14.239431        19,761.8740
  01/01/2007    to  12/31/2007       14.239431         15.347357        12,961.2739
  01/01/2008    to  12/31/2008       15.347357          8.786128        13,464.6128
  01/01/2009    to  12/31/2009        8.786128         12.405083        11,765.2500
  01/01/2010    to  12/31/2010       12.405083         14.295180        11,573.4406
  01/01/2011    to  12/31/2011       14.295180         13.922517        10,226.8850
  01/01/2012    to  12/31/2012       13.922517         16.308007         9,626.6255
  01/01/2013    to  12/31/2013       16.308007         22.338144        74,946.7657
============   ==== ==========       =========         =========       ============

APPENDIX A
CONDENSED FINANCIAL INFORMATION (CONTINUED)



                       1.30% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                        NUMBER OF
                                   ACCUMULATION      ACCUMULATION      ACCUMULATION
                                  UNIT VALUE AT     UNIT VALUE AT         UNITS
                                   BEGINNING OF         END OF        OUTSTANDING AT
                                      PERIOD            PERIOD        END OF PERIOD
                                 ---------------   ---------------   ---------------
 T. ROWE PRICE LARGE CAP GROWTH SUB-ACCOUNT (CLASS B)
  (FORMERLY VIP GROWTH SUB-ACCOUNT (SERVICE CLASS 2))
  05/01/2004    to  12/31/2004       51.163633         53.195858         1,103.7349
  01/01/2005    to  12/31/2005       53.195858         55.400156         2,076.7910
  01/01/2006    to  04/30/2006       55.400156         57.897507             0.0000
============   ==== ==========       =========         =========         ==========
 T. ROWE PRICE SMALL CAP GROWTH SUB-ACCOUNT (CLASS B)
  05/01/2004    to  12/31/2004       12.470698         13.304023             0.0000
  01/01/2005    to  12/31/2005       13.304023         14.539868             0.0000
  01/01/2006    to  12/31/2006       14.539868         14.873344             0.0000
  01/01/2007    to  12/31/2007       14.873344         16.079665             0.0000
  01/01/2008    to  12/31/2008       16.079665         10.107218             0.0000
  01/01/2009    to  12/31/2009       10.107218         13.831167             0.0000
  01/01/2010    to  12/31/2010       13.831167         18.384998             0.0000
  01/01/2011    to  12/31/2011       18.384998         18.410661             0.0000
  01/01/2012    to  12/31/2012       18.410661         21.062581             0.0000
  01/01/2013    to  12/31/2013       21.062581         29.974123             0.0000
============   ==== ==========       =========         =========         ==========
 WESTERN ASSET MANAGEMENT STRATEGIC BOND OPPORTUNITIES SUB-ACCOUNT (CLASS B)
  05/01/2004    to  12/31/2004       18.835831         19.981733             0.0000
  01/01/2005    to  12/31/2005       19.981733         20.229636             0.0000
  01/01/2006    to  12/31/2006       20.229636         20.932602             0.0000
  01/01/2007    to  12/31/2007       20.932602         21.426045             0.0000
  01/01/2008    to  12/31/2008       21.426045         17.929098             0.0000
  01/01/2009    to  12/31/2009       17.929098         23.341846             0.0000
  01/01/2010    to  12/31/2010       23.341846         25.910181             0.0000
  01/01/2011    to  12/31/2011       25.910181         27.068778             0.0000
  01/01/2012    to  12/31/2012       27.068778         29.734685             0.0000
  01/01/2013    to  12/31/2013       29.734685         29.593335             0.0000
============   ==== ==========       =========         =========         ==========
 PIMCO VARIABLE INSURANCE TRUST
 PIMCO HIGH YIELD SUB-ACCOUNT (ADMINISTRATIVE CLASS)
  05/01/2004    to  12/31/2004       11.935368         12.947911             0.0000
  01/01/2005    to  12/31/2005       12.947911         13.308426           410.8740
  01/01/2006    to  12/31/2006       13.308426         14.333171         1,680.7392
  01/01/2007    to  12/31/2007       14.333171         14.643464         1,430.6591
  01/01/2008    to  12/31/2008       14.643464         11.055669         1,310.7109
  01/01/2009    to  12/31/2009       11.055669         15.306964           908.8000
  01/01/2010    to  12/31/2010       15.306964         17.294817           958.7352
  01/01/2011    to  12/31/2011       17.294817         17.642106         1,001.9601
  01/01/2012    to  12/31/2012       17.642106         19.902817           981.9697
  01/01/2013    to  12/31/2013       19.902817         20.772340           940.4438
============   ==== ==========       =========         =========         ==========

APPENDIX A
CONDENSED FINANCIAL INFORMATION (CONTINUED)



                       1.30% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                        NUMBER OF
                                   ACCUMULATION      ACCUMULATION      ACCUMULATION
                                  UNIT VALUE AT     UNIT VALUE AT         UNITS
                                   BEGINNING OF         END OF        OUTSTANDING AT
                                      PERIOD            PERIOD        END OF PERIOD
                                 ---------------   ---------------   ---------------
 PIMCO LOW DURATION SUB-ACCOUNT (ADMINISTRATIVE CLASS)
  05/01/2004    to  12/31/2004       12.162693         12.240853     0.0000
  01/01/2005    to  12/31/2005       12.240853         12.205636     0.0000
  01/01/2006    to  12/31/2006       12.205636         12.527669     0.0000
  01/01/2007    to  12/31/2007       12.527669         13.276772     0.0000
  01/01/2008    to  12/31/2008       13.276772         13.050080     0.0000
  01/01/2009    to  12/31/2009       13.050080         14.597434     0.0000
  01/01/2010    to  12/31/2010       14.597434         15.170956     0.0000
  01/01/2011    to  12/31/2011       15.170956         15.141485     0.0000
  01/01/2012    to  12/31/2012       15.141485         15.819489     0.0000
  01/01/2013    to  12/31/2013       15.819489         15.594047     0.0000
============   ==== ==========       =========         =========     ======
 PIMCO VIT STOCKSPLUS GROWTH AND INCOME SUB-ACCOUNT (ADMINISTRATIVE CLASS)
  05/01/2004    to  12/31/2004       12.047022         13.152821     0.0000
  01/01/2005    to  12/31/2005       13.152821         13.436290     0.0000
  01/01/2006    to  12/31/2006       13.436290         15.239325     0.0000
  01/01/2007    to  12/31/2007       15.239325         16.072867     0.0000
  01/01/2008    to  12/31/2008       16.072867          9.101523     0.0000
  01/01/2009    to  07/17/2009        9.101523          9.058443     0.0000
============   ==== ==========       =========         =========     ======
 PUTNAM VARIABLE TRUST
 PUTNAM VT MULTI-CAP GROWTH SUB-ACCOUNT (CLASS IB)
  09/27/2010    to  12/31/2010       14.022815         15.888357     0.0000
  01/01/2011    to  12/31/2011       15.888357         14.886355     0.0000
  01/01/2012    to  12/31/2012       14.886355         17.155675     0.0000
  01/01/2013    to  12/31/2013       17.155675         23.104966     0.0000
============   ==== ==========       =========         =========     ======
 PUTNAM VT MULTI-CAP GROWTH SUB-ACCOUNT (CLASS IB)
  (FORMERLY PUTNAM VT VISTA SUB-ACCOUNT (CLASS IB))
  05/03/2004    to  12/31/2004       12.398267         14.133934     0.0000
  01/01/2005    to  12/31/2005       14.133934         15.646903     0.0000
  01/01/2006    to  12/31/2006       15.646903         16.287396     0.0000
  01/01/2007    to  12/31/2007       16.287396         16.688285     0.0000
  01/01/2008    to  12/31/2008       16.688285          8.969702     0.0000
  01/01/2009    to  12/31/2009        8.969702         12.284528     0.0000
  01/01/2010    to  09/24/2010       12.284528         14.070309     0.0000
============   ==== ==========       =========         =========     ======

APPENDIX A
CONDENSED FINANCIAL INFORMATION (CONTINUED)



                        1.30% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                         NUMBER OF
                                   ACCUMULATION      ACCUMULATION       ACCUMULATION
                                  UNIT VALUE AT     UNIT VALUE AT          UNITS
                                   BEGINNING OF         END OF         OUTSTANDING AT
                                      PERIOD            PERIOD         END OF PERIOD
                                 ---------------   ---------------   -----------------
 MET INVESTORS SERIES TRUST -  METLIFE ASSET ALLOCATION PROGRAM
 METLIFE AGGRESSIVE STRATEGY SUB-ACCOUNT (CLASS B)
  11/10/2008    to  12/31/2008        7.854629          7.754319         449,895.1369
  01/01/2009    to  12/31/2009        7.754319         10.152970         499,713.6600
  01/01/2010    to  12/31/2010       10.152970         11.675624         583,987.0286
  01/01/2011    to  12/31/2011       11.675624         10.859463         731,533.7820
  01/01/2012    to  12/31/2012       10.859463         12.512996         708,257.2276
  01/01/2013    to  12/31/2013       12.512996         15.995949         595,763.3641
============   ==== ==========       =========         =========       ==============
 METLIFE AGGRESSIVE STRATEGY SUB-ACCOUNT (CLASS B)
  (FORMERLY STRATEGIC GROWTH SUB-ACCOUNT (CLASS B))
  11/01/2006    to  12/31/2006        9.929644         10.315577               0.0000
  01/01/2007    to  12/31/2007       10.315577         11.076711          33,055.7693
  01/01/2008    to  11/07/2008       11.076711          6.723418               0.0000
============   ==== ==========       =========         =========       ==============
 METLIFE BALANCED STRATEGY SUB-ACCOUNT (CLASS B)
  11/10/2008    to  12/31/2008        8.501971          8.451645       2,304,854.7788
  01/01/2009    to  12/31/2009        8.451645         10.706411       3,017,749.6500
  01/01/2010    to  12/31/2010       10.706411         12.003908       4,800,874.2696
  01/01/2011    to  12/31/2011       12.003908         11.647420       6,810,930.9727
  01/01/2012    to  12/31/2012       11.647420         13.097782       6,718,718.2601
  01/01/2013    to  12/31/2013       13.097782         15.439211       6,504,050.0785
============   ==== ==========       =========         =========       ==============
 METLIFE BALANCED STRATEGY SUB-ACCOUNT (CLASS B)
  (FORMERLY STRATEGIC GROWTH AND INCOME SUB-ACCOUNT (CLASS B))
  11/01/2006    to  12/31/2006        9.959644         10.201593               0.0000
  01/01/2007    to  12/31/2007       10.201593         10.715653          32,652.2174
  01/01/2008    to  11/07/2008       10.715653          7.381965               0.0000
============   ==== ==========       =========         =========       ==============
 METLIFE DEFENSIVE STRATEGY SUB-ACCOUNT (CLASS B)
  05/01/2006    to  12/31/2006       10.649911         11.183762         100,366.6768
  01/01/2007    to  12/31/2007       11.183762         11.691964         270,552.0144
  01/01/2008    to  12/31/2008       11.691964          9.157310         465,666.9282
  01/01/2009    to  12/31/2009        9.157310         11.109695         957,823.3300
  01/01/2010    to  12/31/2010       11.109695         12.161825       1,463,628.0921
  01/01/2011    to  12/31/2011       12.161825         12.218191       1,839,746.7192
  01/01/2012    to  12/31/2012       12.218191         13.375464       1,889,389.3641
  01/01/2013    to  12/31/2013       13.375464         14.401451       1,700,032.5566
============   ==== ==========       =========         =========       ==============

APPENDIX A
CONDENSED FINANCIAL INFORMATION (CONTINUED)



                         1.30% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                          NUMBER OF
                                   ACCUMULATION      ACCUMULATION        ACCUMULATION
                                  UNIT VALUE AT     UNIT VALUE AT           UNITS
                                   BEGINNING OF         END OF          OUTSTANDING AT
                                      PERIOD            PERIOD          END OF PERIOD
                                 ---------------   ---------------   -------------------
 METLIFE GROWTH STRATEGY SUB-ACCOUNT (CLASS B)
  11/10/2008    to  12/31/2008        8.204189          8.120740         1,475,340.1023
  01/01/2009    to  12/31/2009        8.120740         10.428495         1,853,356.8000
  01/01/2010    to  12/31/2010       10.428495         11.888337         1,932,836.0076
  01/01/2011    to  12/31/2011       11.888337         11.280553         1,918,159.7292
  01/01/2012    to  12/31/2012       11.280553         12.884423         1,923,850.2189
  01/01/2013    to  12/31/2013       12.884423         16.013844         2,349,431.3718
============   ==== ==========       =========         =========         ==============
 METLIFE GROWTH STRATEGY SUB-ACCOUNT (CLASS B)
  (FORMERLY STRATEGIC CONSERVATIVE GROWTH SUB-ACCOUNT (CLASS B))
  11/01/2006    to  12/31/2006        9.949644         10.237889            11,234.8786
  01/01/2007    to  12/31/2007       10.237889         10.907693            31,971.9828
  01/01/2008    to  11/07/2008       10.907693          6.969094                 0.0000
============   ==== ==========       =========         =========         ==============
 METLIFE MODERATE STRATEGY SUB-ACCOUNT (CLASS B)
  05/01/2006    to  12/31/2006       11.061525         11.630632           563,015.5831
  01/01/2007    to  12/31/2007       11.630632         12.192163           776,469.2050
  01/01/2008    to  12/31/2008       12.192163          8.854726           958,970.3076
  01/01/2009    to  12/31/2009        8.854726         11.020404         1,635,352.8600
  01/01/2010    to  12/31/2010       11.020404         12.226944         2,545,660.6674
  01/01/2011    to  12/31/2011       12.226944         12.055244         3,646,668.8013
  01/01/2012    to  12/31/2012       12.055244         13.373515         3,728,224.1563
  01/01/2013    to  12/31/2013       13.373515         15.078692         3,468,198.1015
============   ==== ==========       =========         =========         ==============

APPENDIX A
CONDENSED FINANCIAL INFORMATION (CONTINUED)

CHART 2





                       1.50% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                        NUMBER OF
                                   ACCUMULATION      ACCUMULATION      ACCUMULATION
                                  UNIT VALUE AT     UNIT VALUE AT         UNITS
                                   BEGINNING OF         END OF        OUTSTANDING AT
                                      PERIOD            PERIOD        END OF PERIOD
                                 ---------------   ---------------   ---------------
 AIM VARIABLE INSURANCE FUNDS (INVESCO VARIABLE INSURANCE FUNDS)
 INVESCO V.I. INTERNATIONAL GROWTH SUB-ACCOUNT (SERIES II)
  (FORMERLY AIM V.I. INTERNATIONAL GROWTH SUB-ACCOUNT (SERIES II))
  05/01/2004    to  12/31/2004       15.077094         17.786584             0.0000
  01/01/2005    to  12/31/2005       17.786584         20.624526         3,965.7846
  01/01/2006    to  12/31/2006       20.624526         25.983329         4,026.0200
  01/01/2007    to  12/31/2007       25.983329         29.283341         3,925.6648
  01/01/2008    to  12/31/2008       29.283341         17.154829        16,567.7933
  01/01/2009    to  12/31/2009       17.154829         22.799402        32,429.5500
  01/01/2010    to  12/31/2010       22.799402         25.292025        51,336.9309
  01/01/2011    to  12/31/2011       25.292025         23.173968        72,735.9387
  01/01/2012    to  12/31/2012       23.173968         26.309466        93,888.3054
  01/01/2013    to  12/31/2013       26.309466         30.769049       103,140.3354
============   ==== ==========       =========         =========       ============
 FIDELITY (Reg. TM) VARIABLE INSURANCE PRODUCTS
 VIP EQUITY-INCOME SUB-ACCOUNT (SERVICE CLASS 2)
  05/01/2004    to  12/31/2004       47.168508         51.437589             0.0000
  01/01/2005    to  12/31/2005       51.437589         53.496731           144.2633
  01/01/2006    to  12/31/2006       53.496731         63.205667           137.4097
  01/01/2007    to  12/31/2007       63.205667         63.051798           132.6329
  01/01/2008    to  12/31/2008       63.051798         35.518412           147.9464
  01/01/2009    to  12/31/2009       35.518412         45.445792           144.9600
  01/01/2010    to  12/31/2010       45.445792         51.448042           154.3289
  01/01/2011    to  12/31/2011       51.448042         51.015521           148.4813
  01/01/2012    to  12/31/2012       51.015521         58.822791           138.9816
  01/01/2013    to  12/31/2013       58.822791         74.072604           130.9468
============   ==== ==========       =========         =========       ============
 FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST
 TEMPLETON FOREIGN SECURITIES SUB-ACCOUNT (CLASS 2)
  05/01/2004    to  12/31/2004       22.322642         25.693100         1,631.3885
  01/01/2005    to  12/31/2005       25.693100         27.885593         6,035.9229
  01/01/2006    to  12/31/2006       27.885593         33.363009        12,370.0475
  01/01/2007    to  12/31/2007       33.363009         37.943515        12,041.4890
  01/01/2008    to  12/31/2008       37.943515         22.284359        11,405.4759
  01/01/2009    to  12/31/2009       22.284359         30.084394        11,215.8200
  01/01/2010    to  12/31/2010       30.084394         32.128267        11,194.9101
  01/01/2011    to  12/31/2011       32.128267         28.284710        11,150.7915
  01/01/2012    to  12/31/2012       28.284710         32.941481        11,591.3718
  01/01/2013    to  12/31/2013       32.941481         39.905483        10,782.7116
============   ==== ==========       =========         =========       ============

APPENDIX A
CONDENSED FINANCIAL INFORMATION (CONTINUED)



                        1.50% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                         NUMBER OF
                                   ACCUMULATION      ACCUMULATION       ACCUMULATION
                                  UNIT VALUE AT     UNIT VALUE AT          UNITS
                                   BEGINNING OF         END OF         OUTSTANDING AT
                                      PERIOD            PERIOD         END OF PERIOD
                                 ---------------   ---------------   -----------------
 MET INVESTORS SERIES TRUST
 AMERICAN FUNDS (Reg. TM) BALANCED ALLOCATION SUB-ACCOUNT (CLASS C)
  11/10/2008    to  12/31/2008        7.041709          7.006834         227,805.8978
  01/01/2009    to  12/31/2009        7.006834          8.926760         723,471.9600
  01/01/2010    to  12/31/2010        8.926760          9.863326       1,910,528.3883
  01/01/2011    to  12/31/2011        9.863326          9.510068       2,334,134.4151
  01/01/2012    to  12/31/2012        9.510068         10.635126       2,344,329.0324
  01/01/2013    to  12/31/2013       10.635126         12.418392       2,256,489.1365
============   ==== ==========       =========         =========       ==============
 AMERICAN FUNDS (Reg. TM) GROWTH ALLOCATION SUB-ACCOUNT (CLASS C)
  11/10/2008    to  12/31/2008        6.446581          6.355426         317,606.7543
  01/01/2009    to  12/31/2009        6.355426          8.391968         557,570.9200
  01/01/2010    to  12/31/2010        8.391968          9.381751         687,429.3355
  01/01/2011    to  12/31/2011        9.381751          8.804928         804,042.7533
  01/01/2012    to  12/31/2012        8.804928         10.074643         783,471.6550
  01/01/2013    to  12/31/2013       10.074643         12.416587         748,144.0300
============   ==== ==========       =========         =========       ==============
 AMERICAN FUNDS (Reg. TM) MODERATE ALLOCATION SUB-ACCOUNT (CLASS C)
  11/10/2008    to  12/31/2008        7.646757          7.680087          84,288.7502
  01/01/2009    to  12/31/2009        7.680087          9.335863         359,460.1900
  01/01/2010    to  12/31/2010        9.335863         10.108040         966,127.6972
  01/01/2011    to  12/31/2011       10.108040          9.976909       1,203,805.4563
  01/01/2012    to  12/31/2012        9.976909         10.892841       1,190,691.0061
  01/01/2013    to  12/31/2013       10.892841         12.181525       1,114,383.9175
============   ==== ==========       =========         =========       ==============
 ALLIANCEBERNSTEIN GLOBAL DYNAMIC ALLOCATION SUB-ACCOUNT (CLASS B)
  04/30/2012    to  12/31/2012       10.208984         10.550465       2,435,527.5653
  01/01/2013    to  12/31/2013       10.550465         11.551854       2,864,439.0481
============   ==== ==========       =========         =========       ==============
 AQR GLOBAL RISK BALANCED SUB-ACCOUNT (CLASS B)
  04/30/2012    to  12/31/2012       11.141882         11.541250       2,779,735.9535
  01/01/2013    to  12/31/2013       11.541250         10.983847       3,310,414.5068
============   ==== ==========       =========         =========       ==============
 BLACKROCK GLOBAL TACTICAL STRATEGIES SUB-ACCOUNT (CLASS B)
  04/30/2012    to  12/31/2012        9.964181         10.279944       5,035,223.1176
  01/01/2013    to  12/31/2013       10.279944         11.170834       5,835,737.7660
============   ==== ==========       =========         =========       ==============

APPENDIX A
CONDENSED FINANCIAL INFORMATION (CONTINUED)



                       1.50% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                        NUMBER OF
                                   ACCUMULATION      ACCUMULATION      ACCUMULATION
                                  UNIT VALUE AT     UNIT VALUE AT         UNITS
                                   BEGINNING OF         END OF        OUTSTANDING AT
                                      PERIOD            PERIOD        END OF PERIOD
                                 ---------------   ---------------   ---------------
 CLARION GLOBAL REAL ESTATE SUB-ACCOUNT (CLASS B)
  05/01/2005    to  12/31/2005       12.474308         14.313282        36,094.3837
  01/01/2006    to  12/31/2006       14.313282         19.400065        44,060.5876
  01/01/2007    to  12/31/2007       19.400065         16.241955        66,008.0901
  01/01/2008    to  12/31/2008       16.241955          9.331819        77,571.5972
  01/01/2009    to  12/31/2009        9.331819         12.386008        85,973.3100
  01/01/2010    to  12/31/2010       12.386008         14.166987        93,944.1271
  01/01/2011    to  12/31/2011       14.166987         13.176814       109,601.0729
  01/01/2012    to  12/31/2012       13.176814         16.353057       103,197.8717
  01/01/2013    to  12/31/2013       16.353057         16.680772       107,137.7295
============   ==== ==========       =========         =========       ============
 CLARION GLOBAL REAL ESTATE SUB-ACCOUNT (CLASS B)
  (FORMERLY ALLIANCEBERNSTEIN VARIABLE PRODUCTS SERIES FUND, INC. - ALLIANCEBERNSTEIN
REAL ESTATE
  INVESTMENT SUB-ACCOUNT (CLASS B))
  05/01/2004    to  12/31/2004       15.115025         20.711273         1,330.7397
  01/01/2005    to  04/30/2005       20.711273         19.857551             0.0000
============   ==== ==========       =========         =========       ============
 CLEARBRIDGE AGGRESSIVE GROWTH SUB-ACCOUNT (CLASS B)
  (FORMERLY LEGG MASON CLEARBRIDGE AGGRESSIVE GROWTH SUB-ACCOUNT (CLASS B))
  05/01/2004    to  12/31/2004        6.597854          7.165960       153,692.0100
  01/01/2005    to  12/31/2005        7.165960          8.017990       124,795.4756
  01/01/2006    to  12/31/2006        8.017990          7.761627       138,111.2617
  01/01/2007    to  12/31/2007        7.761627          7.818763       140,150.2370
  01/01/2008    to  12/31/2008        7.818763          4.694194       141,563.6938
  01/01/2009    to  12/31/2009        4.694194          6.148555       145,399.6100
  01/01/2010    to  12/31/2010        6.148555          7.497853       134,521.6414
  01/01/2011    to  12/31/2011        7.497853          7.626325       261,982.2299
  01/01/2012    to  12/31/2012        7.626325          8.902546       253,292.3439
  01/01/2013    to  12/31/2013        8.902546         12.769341       239,093.3155
============   ==== ==========       =========         =========       ============
 CLEARBRIDGE AGGRESSIVE GROWTH SUB-ACCOUNT (CLASS B)
  (FORMERLY LEGG MASON CLEARBRIDGE AGGRESSIVE GROWTH SUB-ACCOUNT (CLASS B) AND BEFORE
THAT LEGG
  MASON VALUE EQUITY SUB-ACCOUNT (CLASS B))
  05/01/2006    to  12/31/2006       10.411851         11.154963         6,473.6585
  01/01/2007    to  12/31/2007       11.154963         10.338948        12,925.1800
  01/01/2008    to  12/31/2008       10.338948          4.622100        59,453.2090
  01/01/2009    to  12/31/2009        4.622100          6.282167        86,970.9900
  01/01/2010    to  12/31/2010        6.282167          6.642605       105,516.7831
  01/01/2011    to  04/29/2011        6.642605          7.060846             0.0000
============   ==== ==========       =========         =========       ============

APPENDIX A
CONDENSED FINANCIAL INFORMATION (CONTINUED)



                        1.50% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                          NUMBER OF
                                   ACCUMULATION      ACCUMULATION       ACCUMULATION
                                  UNIT VALUE AT     UNIT VALUE AT           UNITS
                                   BEGINNING OF         END OF         OUTSTANDING AT
                                      PERIOD            PERIOD          END OF PERIOD
                                 ---------------   ---------------   ------------------
 CLEARBRIDGE AGGRESSIVE GROWTH SUB-ACCOUNT (CLASS B)
  (FORMERLY LEGG MASON CLEARBRIDGE AGGRESSIVE GROWTH SUB-ACCOUNT (CLASS B) AND BEFORE THAT
LEGG
  MASON VALUE EQUITY SUB-ACCOUNT (CLASS B) AND BEFORE THAT METROPOLITAN SERIES FUND, INC.
- MFS (Reg. TM)
  INVESTORS TRUST SUB-ACCOUNT (CLASS B))
  05/01/2004    to  12/31/2004        7.651943          8.476841              574.2851
  01/01/2005    to  12/31/2005        8.476841          8.927355              571.4043
  01/01/2006    to  04/30/2006        8.927355          9.327315                0.0000
============   ==== ==========       =========         =========       ===============
 INVESCO BALANCED-RISK ALLOCATION SUB-ACCOUNT (CLASS B)
  04/30/2012    to  12/31/2012        1.010696          1.047269        6,434,367.1040
  01/01/2013    to  12/31/2013        1.047269          1.050877       10,064,819.5715
============   ==== ==========       =========         =========       ===============
 INVESCO MID CAP VALUE SUB-ACCOUNT (CLASS B)
  (FORMERLY LORD ABBETT MID CAP VALUE SUB-ACCOUNT (CLASS B)
  05/01/2004    to  12/31/2004       20.043768         23.336992            6,171.2649
  01/01/2005    to  12/31/2005       23.336992         24.840578           14,535.4897
  01/01/2006    to  12/31/2006       24.840578         27.451333           22,541.0329
  01/01/2007    to  12/31/2007       27.451333         27.202590           22,589.1388
  01/01/2008    to  12/31/2008       27.202590         16.405880           24,845.0304
  01/01/2009    to  12/31/2009       16.405880         20.450020           35,494.4200
  01/01/2010    to  12/31/2010       20.450020         25.288496           53,386.8194
  01/01/2011    to  12/31/2011       25.288496         23.991438           59,810.2986
  01/01/2012    to  12/31/2012       23.991438         27.105776           57,542.9382
  01/01/2013    to  12/31/2013       27.105776         34.794495           53,049.3945
============   ==== ==========       =========         =========       ===============
 INVESCO COMSTOCK SUB-ACCOUNT (CLASS B)
  (FORMERLY VAN KAMPEN COMSTOCK SUB-ACCOUNT (CLASS B))
  05/01/2005    to  12/31/2005        9.998767         10.468869           16,065.7439
  01/01/2006    to  12/31/2006       10.468869         11.969030           52,431.1324
  01/01/2007    to  12/31/2007       11.969030         11.496053           70,659.2493
  01/01/2008    to  12/31/2008       11.496053          7.257528           89,198.0540
  01/01/2009    to  12/31/2009        7.257528          9.050430          197,780.6400
  01/01/2010    to  12/31/2010        9.050430         10.242106          224,221.6656
  01/01/2011    to  12/31/2011       10.242106          9.942277          254,576.1406
  01/01/2012    to  12/31/2012        9.942277         11.607402          244,812.1339
  01/01/2013    to  12/31/2013       11.607402         15.481667          226,255.4072
============   ==== ==========       =========         =========       ===============

APPENDIX A
CONDENSED FINANCIAL INFORMATION (CONTINUED)



                        1.50% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                          NUMBER OF
                                   ACCUMULATION      ACCUMULATION       ACCUMULATION
                                  UNIT VALUE AT     UNIT VALUE AT           UNITS
                                   BEGINNING OF         END OF         OUTSTANDING AT
                                      PERIOD            PERIOD          END OF PERIOD
                                 ---------------   ---------------   ------------------
 INVESCO SMALL CAP GROWTH SUB-ACCOUNT (CLASS B)
  05/01/2005    to  12/31/2005       11.402499         12.965826           87,535.3799
  01/01/2006    to  12/31/2006       12.965826         14.584886           94,251.6135
  01/01/2007    to  12/31/2007       14.584886         15.957165          100,872.0035
  01/01/2008    to  12/31/2008       15.957165          9.631096          115,082.7236
  01/01/2009    to  12/31/2009        9.631096         12.696435          123,413.8300
  01/01/2010    to  12/31/2010       12.696435         15.782371          115,653.7009
  01/01/2011    to  12/31/2011       15.782371         15.379785          119,155.9816
  01/01/2012    to  12/31/2012       15.379785         17.911571          119,859.2900
  01/01/2013    to  12/31/2013       17.911571         24.734051          113,840.9996
============   ==== ==========       =========         =========       ===============
 INVESCO SMALL CAP GROWTH SUB-ACCOUNT (CLASS B)
  (FORMERLY MET/AIM SMALL CAP GROWTH SUB-ACCOUNT (CLASS B) AND BEFORE THAT MFS (Reg. TM)
VARIABLE
  INSURANCE TRUST - MFS (Reg. TM) NEW DISCOVERY SUB-ACCOUNT (SERVICE CLASS))
  05/01/2004    to  12/31/2004       13.657809         14.372612            5,538.7319
  01/01/2005    to  04/30/2005       14.372612         12.338375                0.0000
============   ==== ==========       =========         =========       ===============
 JPMORGAN GLOBAL ACTIVE ALLOCATION SUB-ACCOUNT (CLASS B)
  04/30/2012    to  12/31/2012        1.012751          1.049314        4,675,069.8996
  01/01/2013    to  12/31/2013        1.049314          1.147262       10,409,781.7676
============   ==== ==========       =========         =========       ===============
 LORD ABBETT BOND DEBENTURE SUB-ACCOUNT (CLASS B)
  05/01/2004    to  12/31/2004       16.104967         17.147561           88,505.9689
  01/01/2005    to  12/31/2005       17.147561         17.145239           87,046.3647
  01/01/2006    to  12/31/2006       17.145239         18.435781           83,371.9884
  01/01/2007    to  12/31/2007       18.435781         19.349333           92,415.1066
  01/01/2008    to  12/31/2008       19.349333         15.514573           79,989.7354
  01/01/2009    to  12/31/2009       15.514573         20.903878           87,626.3200
  01/01/2010    to  12/31/2010       20.903878         23.262748           88,515.2569
  01/01/2011    to  12/31/2011       23.262748         23.939057           81,421.8125
  01/01/2012    to  12/31/2012       23.939057         26.633903           78,772.5970
  01/01/2013    to  12/31/2013       26.633903         28.330869           75,734.9204
============   ==== ==========       =========         =========       ===============
 LORD ABBETT BOND DEBENTURE SUB-ACCOUNT (CLASS B)
  (FORMERLY MFS (Reg. TM) VARIABLE INSURANCE TRUST - MFS (Reg. TM) HIGH INCOME SUB-ACCOUNT
(SERVICE CLASS)
  05/01/2004    to  12/31/2004       14.305507         15.358021            2,390.9489
  01/01/2005    to  04/30/2005       15.358021         14.864274                0.0000
============   ==== ==========       =========         =========       ===============
 LORD ABBETT BOND DEBENTURE SUB-ACCOUNT (CLASS B)
  (FORMERLY FIDELITY VARIABLE INSURANCE PRODUCTS - HIGH INCOME SUB-ACCOUNT (SERVICE CLASS
2))
  05/01/2004    to  12/31/2004       15.998431         17.210010                0.0000
  01/01/2005    to  04/30/2005       17.210010         16.545435                0.0000
============   ==== ==========       =========         =========       ===============

APPENDIX A
CONDENSED FINANCIAL INFORMATION (CONTINUED)



                        1.50% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                          NUMBER OF
                                   ACCUMULATION      ACCUMULATION       ACCUMULATION
                                  UNIT VALUE AT     UNIT VALUE AT           UNITS
                                   BEGINNING OF         END OF         OUTSTANDING AT
                                      PERIOD            PERIOD          END OF PERIOD
                                 ---------------   ---------------   ------------------
 MET/FRANKLIN LOW DURATION TOTAL RETURN SUB-ACCOUNT (CLASS B)
  05/02/2011    to  12/31/2011        9.987946          9.760397           38,823.6175
  01/01/2012    to  12/31/2012        9.760397         10.037167           45,689.5567
  01/01/2013    to  12/31/2013       10.037167         10.002501          148,534.2394
============   ==== ==========       =========         =========        ==============
 METLIFE BALANCED PLUS SUB-ACCOUNT (CLASS B)
  04/30/2012    to  12/31/2012        9.991105         10.447619        4,785,733.5431
  01/01/2013    to  12/31/2013       10.447619         11.770200        6,455,358.3348
============   ==== ==========       =========         =========        ==============
 METLIFE MULTI-INDEX TARGETED RISK SUB-ACCOUNT (CLASS B)
  04/29/2013    to  12/31/2013        1.079208          1.127695        2,277,817.3653
============   ==== ==========       =========         =========        ==============
 MFS (Reg. TM) EMERGING MARKETS EQUITY SUB-ACCOUNT (CLASS B)
  04/28/2008    to  12/31/2008       13.466450          6.172943           97,745.4645
  01/01/2009    to  12/31/2009        6.172943         10.273766          128,410.0500
  01/01/2010    to  12/31/2010       10.273766         12.515157          186,580.4705
  01/01/2011    to  12/31/2011       12.515157         10.023099          253,446.5863
  01/01/2012    to  12/31/2012       10.023099         11.738767          269,265.7916
  01/01/2013    to  12/31/2013       11.738767         10.987975          307,730.0150
============   ==== ==========       =========         =========        ==============
 MFS (Reg. TM) EMERGING MARKETS EQUITY SUB-ACCOUNT (CLASS B)
  (FORMERLY FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST - TEMPLETON DEVELOPING
MARKETS
  SECURITIES SUB-ACCOUNT (CLASS 2))
  05/01/2004    to  12/31/2004        6.847729          8.407970            9,238.5471
  01/01/2005    to  12/31/2005        8.407970         10.555071           21,434.1561
  01/01/2006    to  12/31/2006       10.555071         13.319212           25,613.6945
  01/01/2007    to  12/31/2007       13.319212         16.896519           23,538.6024
  01/01/2008    to  04/25/2008       16.896519         15.376061                0.0000
============   ==== ==========       =========         =========        ==============
 MFS (Reg. TM) RESEARCH INTERNATIONAL SUB-ACCOUNT (CLASS B)
  05/01/2004    to  12/31/2004        9.735580         11.170897           91,186.4513
  01/01/2005    to  12/31/2005       11.170897         12.812338           92,350.3609
  01/01/2006    to  12/31/2006       12.812338         15.975005          126,791.4926
  01/01/2007    to  12/31/2007       15.975005         17.827392          155,788.0228
  01/01/2008    to  12/31/2008       17.827392         10.121297          160,118.7044
  01/01/2009    to  12/31/2009       10.121297         13.117935          138,996.1600
  01/01/2010    to  12/31/2010       13.117935         14.396532          154,380.6115
  01/01/2011    to  12/31/2011       14.396532         12.663042          166,125.8922
  01/01/2012    to  12/31/2012       12.663042         14.557637          172,526.6740
  01/01/2013    to  12/31/2013       14.557637         17.102618          165,679.9008
============   ==== ==========       =========         =========        ==============

APPENDIX A
CONDENSED FINANCIAL INFORMATION (CONTINUED)



                       1.50% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                        NUMBER OF
                                   ACCUMULATION      ACCUMULATION      ACCUMULATION
                                  UNIT VALUE AT     UNIT VALUE AT         UNITS
                                   BEGINNING OF         END OF        OUTSTANDING AT
                                      PERIOD            PERIOD        END OF PERIOD
                                 ---------------   ---------------   ---------------
 MORGAN STANLEY MID CAP GROWTH (CLASS B)
  (FORMERLY VAN KAMPEN MID CAP GROWTH SUB-ACCOUNT (CLASS B) AND BEFORE THAT LORD ABBETT
GROWTH
  OPPORTUNITIES SUB-ACCOUNT (CLASS B))
  05/01/2004    to  12/31/2004        8.756346          9.716826         1,609.5350
  01/01/2005    to  12/31/2005        9.716826         10.011111         1,767.7304
  01/01/2006    to  12/31/2006       10.011111         10.687997         1,814.4425
  01/01/2007    to  12/31/2007       10.687997         13.000146         1,819.8910
  01/01/2008    to  12/31/2008       13.000146          6.818846         8,260.6086
  01/01/2009    to  12/31/2009        6.818846         10.564501        15,881.0100
  01/01/2010    to  12/31/2010       10.564501         13.746673        28,651.4638
  01/01/2011    to  12/31/2011       13.746673         12.605011        50,070.6852
  01/01/2012    to  12/31/2012       12.605011         13.568856        85,962.5568
  01/01/2013    to  12/31/2013       13.568856         18.583175       103,178.0608
============   ==== ==========       =========         =========       ============
 PIMCO TOTAL RETURN SUB-ACCOUNT (CLASS B)
  05/01/2004    to  12/31/2004       11.652784         12.070302        88,280.1840
  01/01/2005    to  12/31/2005       12.070302         12.158353       112,896.2008
  01/01/2006    to  12/31/2006       12.158353         12.518956       142,459.0355
  01/01/2007    to  12/31/2007       12.518956         13.264424       198,079.6793
  01/01/2008    to  12/31/2008       13.264424         13.119967       199,974.9468
  01/01/2009    to  12/31/2009       13.119967         15.254824       438,421.9400
  01/01/2010    to  12/31/2010       15.254824         16.255590       654,369.9279
  01/01/2011    to  12/31/2011       16.255590         16.521798       808,967.2453
  01/01/2012    to  12/31/2012       16.521798         17.783373       826,695.4187
  01/01/2013    to  12/31/2013       17.783373         17.183060       832,957.6213
============   ==== ==========       =========         =========       ============
 PIMCO TOTAL RETURN SUB-ACCOUNT (CLASS B)
  (FORMERLY J.P. MORGAN QUALITY BOND SUB-ACCOUNT (CLASS B))
  05/01/2004    to  11/19/2004       14.431310         14.895701         2,756.1620
============   ==== ==========       =========         =========       ============
 PIONEER FUND SUB-ACCOUNT (CLASS B)
  05/04/2009    to  12/31/2009       13.194952         16.165833        25,100.7600
  01/01/2010    to  12/31/2010       16.165833         18.462348        26,945.7735
  01/01/2011    to  12/31/2011       18.462348         17.301901        32,227.3873
  01/01/2012    to  12/31/2012       17.301901         18.811597        31,101.8810
  01/01/2013    to  12/31/2013       18.811597         24.593916        33,466.6432
============   ==== ==========       =========         =========       ============

APPENDIX A
CONDENSED FINANCIAL INFORMATION (CONTINUED)



                                     1.50% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                                                    NUMBER OF
                                                             ACCUMULATION      ACCUMULATION       ACCUMULATION
                                                            UNIT VALUE AT     UNIT VALUE AT           UNITS
                                                             BEGINNING OF         END OF         OUTSTANDING AT
                                                                PERIOD            PERIOD          END OF PERIOD
                                                           ---------------   ---------------   ------------------
 PIONEER FUND SUB-ACCOUNT (CLASS B)
  (FORMERLY METROPOLITAN SERIES FUND, INC. - CAPITAL GUARDIAN U.S. EQUITY SUB-ACCOUNT (CLASS B))
   05/01/2004                             to  12/31/2004       10.589837         11.357010                0.0000
   01/01/2005                             to  12/31/2005       11.357010         11.804135                0.0000
   01/01/2006                             to  12/31/2006       11.804135         12.772469           38,792.9255
   01/01/2007                             to  12/31/2007       12.772469         12.540664           40,881.1744
   01/01/2008                             to  12/31/2008       12.540664          7.361924           42,853.1838
   01/01/2009                             to  05/01/2009        7.361924          7.276825                0.0000
=============                            ==== ==========       =========         =========        ==============
 PIONEER FUND SUB-ACCOUNT (CLASS B)
  (FORMERLY CAPITAL GUARDIAN U.S. EQUITY SUB-ACCOUNT (CLASS B), BEFORE THAT MET INVESTORS SERIES TRUST -
  J.P. MORGAN SELECT EQUITY SUB-ACCOUNT (CLASS B))
   05/01/2004                             to  11/19/2004       14.715388         15.796607                0.0000
=============                            ==== ==========       =========         =========        ==============
 PYRAMIS (Reg. TM) GOVERNMENT INCOME SUB-ACCOUNT (CLASS B)
   04/30/2012                             to  12/31/2012       10.761714         10.920777          941,968.4751
   01/01/2013                             to  12/31/2013       10.920777         10.271969          838,206.6682
=============                            ==== ==========       =========         =========        ==============
 PYRAMIS (Reg. TM) MANAGED RISK SUB-ACCOUNT (CLASS B)
   04/29/2013                             to  12/31/2013       10.215816         10.745663           35,507.4593
=============                            ==== ==========       =========         =========        ==============
 SCHRODERS GLOBAL MULTI-ASSET SUB-ACCOUNT (CLASS B)
   04/30/2012                             to  12/31/2012        1.010729          1.067415        2,395,307.2578
   01/01/2013                             to  12/31/2013        1.067415          1.157842        4,657,755.2630
=============                            ==== ==========       =========         =========        ==============
 SSGA GROWTH AND INCOME ETF SUB-ACCOUNT (CLASS B)
  (FORMERLY CYCLICAL GROWTH AND INCOME ETF SUB-ACCOUNT (CLASS B))
   09/30/2005                             to  12/31/2005       10.000000         10.127506                0.0000
   01/01/2006                             to  12/31/2006       10.127506         11.147068           94,058.7167
   01/01/2007                             to  12/31/2007       11.147068         11.573039          139,528.9311
   01/01/2008                             to  12/31/2008       11.573039          8.543334          139,094.7032
   01/01/2009                             to  12/31/2009        8.543334         10.510685          242,543.5800
   01/01/2010                             to  12/31/2010       10.510685         11.621510          575,715.9930
   01/01/2011                             to  12/31/2011       11.621510         11.570323          840,356.1870
   01/01/2012                             to  12/31/2012       11.570323         12.861209          826,779.6374
   01/01/2013                             to  12/31/2013       12.861209         14.308123          771,731.8321
=============                            ==== ==========       =========         =========        ==============

APPENDIX A
CONDENSED FINANCIAL INFORMATION (CONTINUED)



                       1.50% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                        NUMBER OF
                                   ACCUMULATION      ACCUMULATION      ACCUMULATION
                                  UNIT VALUE AT     UNIT VALUE AT         UNITS
                                   BEGINNING OF         END OF        OUTSTANDING AT
                                      PERIOD            PERIOD        END OF PERIOD
                                 ---------------   ---------------   ---------------
 SSGA GROWTH ETF SUB-ACCOUNT (CLASS B)
  (FORMERLY CYCLICAL GROWTH ETF SUB-ACCOUNT (CLASS B))
  09/30/2005    to  12/31/2005       10.000000         10.165670             0.0000
  01/01/2006    to  12/31/2006       10.165670         11.401556        90,102.7374
  01/01/2007    to  12/31/2007       11.401556         11.861953       135,677.2325
  01/01/2008    to  12/31/2008       11.861953          7.832534       147,542.5671
  01/01/2009    to  12/31/2009        7.832534          9.961190       228,321.2400
  01/01/2010    to  12/31/2010        9.961190         11.201872       238,395.7773
  01/01/2011    to  12/31/2011       11.201872         10.800482       278,931.8708
  01/01/2012    to  12/31/2012       10.800482         12.238157       321,050.0920
  01/01/2013    to  12/31/2013       12.238157         14.234775       319,403.5847
============   ==== ==========       =========         =========       ============
 T. ROWE PRICE LARGE CAP VALUE SUB-ACCOUNT (CLASS B)
  (FORMERLY LORD ABBETT GROWTH AND INCOME SUB-ACCOUNT (CLASS B))
  05/01/2004    to  12/31/2004       43.155329         47.778007        62,237.9798
  01/01/2005    to  12/31/2005       47.778007         48.665131        69,251.9959
  01/01/2006    to  12/31/2006       48.665131         56.469091        67,619.1876
  01/01/2007    to  12/31/2007       56.469091         57.693957        69,572.3149
  01/01/2008    to  12/31/2008       57.693957         36.184576        72,885.7020
  01/01/2009    to  12/31/2009       36.184576         42.202212        75,171.1200
  01/01/2010    to  12/31/2010       42.202212         48.649688        78,175.0909
  01/01/2011    to  12/31/2011       48.649688         46.004846        89,966.8888
  01/01/2012    to  12/31/2012       46.004846         53.463670        81,377.8230
  01/01/2013    to  12/31/2013       53.463670         70.456816        75,866.8009
============   ==== ==========       =========         =========       ============
 T. ROWE PRICE LARGE CAP VALUE SUB-ACCOUNT (CLASS B)
  (FORMERLY LORD ABBETT GROWTH AND INCOME SUB-ACCOUNT (CLASS B) AND FORMERLY PUTNAM VT
GROWTH
  AND INCOME SUB-ACCOUNT (CLASS IB))
  05/01/2004    to  12/31/2004       43.934444         47.658643             0.0000
  01/01/2005    to  12/31/2005       47.658643         49.405839             0.0000
  01/01/2006    to  12/31/2006       49.405839         56.416590           193.8358
  01/01/2007    to  12/31/2007       56.416590         52.216062           192.8793
  01/01/2008    to  12/31/2008       52.216062         31.531321           191.8133
  01/01/2009    to  12/31/2009       31.531321         40.322043           190.3600
  01/01/2010    to  04/30/2010       40.322043         43.065273             0.0000
============   ==== ==========       =========         =========       ============

APPENDIX A
CONDENSED FINANCIAL INFORMATION (CONTINUED)



                       1.50% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                        NUMBER OF
                                   ACCUMULATION      ACCUMULATION      ACCUMULATION
                                  UNIT VALUE AT     UNIT VALUE AT         UNITS
                                   BEGINNING OF         END OF        OUTSTANDING AT
                                      PERIOD            PERIOD        END OF PERIOD
                                 ---------------   ---------------   ---------------
 T. ROWE PRICE MID CAP GROWTH SUB-ACCOUNT (CLASS B)
  05/01/2004    to  12/31/2004        6.271657          7.103474        89,562.8713
  01/01/2005    to  12/31/2005        7.103474          8.021608       145,907.9142
  01/01/2006    to  12/31/2006        8.021608          8.389616       195,982.7087
  01/01/2007    to  12/31/2007        8.389616          9.721661       218,218.7578
  01/01/2008    to  12/31/2008        9.721661          5.769878       236,074.1538
  01/01/2009    to  12/31/2009        5.769878          8.268610       262,236.8900
  01/01/2010    to  12/31/2010        8.268610         10.400548       330,283.1070
  01/01/2011    to  12/31/2011       10.400548         10.077199       388,933.2119
  01/01/2012    to  12/31/2012       10.077199         11.284630       370,724.0372
  01/01/2013    to  12/31/2013       11.284630         15.183024       332,764.9315
============   ==== ==========       =========         =========       ============
 THIRD AVENUE SMALL CAP VALUE SUB-ACCOUNT (CLASS B)
  05/01/2004    to  12/31/2004       11.975352         14.297607       107,238.2308
  01/01/2005    to  12/31/2005       14.297607         16.265528       112,731.6390
  01/01/2006    to  12/31/2006       16.265528         18.128055       137,269.6314
  01/01/2007    to  12/31/2007       18.128055         17.317227       163,277.8344
  01/01/2008    to  12/31/2008       17.317227         11.971285       148,374.3900
  01/01/2009    to  12/31/2009       11.971285         14.912405       166,074.2600
  01/01/2010    to  12/31/2010       14.912405         17.613554       178,039.3159
  01/01/2011    to  12/31/2011       17.613554         15.792798       182,140.1743
  01/01/2012    to  12/31/2012       15.792798         18.354655       173,430.5311
  01/01/2013    to  12/31/2013       18.354655         23.948419       165,305.4638
============   ==== ==========       =========         =========       ============
 METROPOLITAN SERIES FUND
 BAILLIE GIFFORD INTERNATIONAL STOCK SUB-ACCOUNT (CLASS B)
  05/01/2004    to  12/31/2004       11.667009         13.318846             0.0000
  01/01/2005    to  12/31/2005       13.318846         15.428671             0.0000
  01/01/2006    to  12/31/2006       15.428671         17.666084         7,050.7630
  01/01/2007    to  12/31/2007       17.666084         19.153890         9,787.0399
  01/01/2008    to  12/31/2008       19.153890         10.520417         9,423.1541
  01/01/2009    to  12/31/2009       10.520417         12.631987         9,802.5500
  01/01/2010    to  12/31/2010       12.631987         13.297789         9,533.0782
  01/01/2011    to  12/31/2011       13.297789         10.462752        10,002.0614
  01/01/2012    to  12/31/2012       10.462752         12.302266         8,981.5479
  01/01/2013    to  12/31/2013       12.302266         13.953700       150,160.3453
============   ==== ==========       =========         =========       ============

APPENDIX A
CONDENSED FINANCIAL INFORMATION (CONTINUED)



                                    1.50% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                                                  NUMBER OF
                                                             ACCUMULATION      ACCUMULATION      ACCUMULATION
                                                            UNIT VALUE AT     UNIT VALUE AT         UNITS
                                                             BEGINNING OF         END OF        OUTSTANDING AT
                                                                PERIOD            PERIOD        END OF PERIOD
                                                           ---------------   ---------------   ---------------
 BLACKROCK BOND INCOME SUB-ACCOUNT (CLASS B)
   11/19/2004                             to  12/31/2004       43.880664         43.908593             0.0000
   01/01/2005                             to  12/31/2005       43.908593         44.188654         1,273.6777
   01/01/2006                             to  12/31/2006       44.188654         45.333507         3,171.1301
   01/01/2007                             to  12/31/2007       45.333507         47.344271         3,467.7447
   01/01/2008                             to  12/31/2008       47.344271         44.928249         3,168.6936
   01/01/2009                             to  12/31/2009       44.928249         48.323937         2,584.6800
   01/01/2010                             to  12/31/2010       48.323937         51.445814         3,309.2587
   01/01/2011                             to  12/31/2011       51.445814         53.876982         3,821.1463
   01/01/2012                             to  12/31/2012       53.876982         56.935146         6,153.8194
   01/01/2013                             to  12/31/2013       56.935146         55.522287        11,577.4071
=============                            ==== ==========       =========         =========        ===========
 BLACKROCK CAPITAL APPRECIATION SUB-ACCOUNT (CLASS A)
  (FORMERLY BLACKROCK LEGACY LARGE CAP GROWTH SUB-ACCOUNT (CLASS A))
   05/04/2009                             to  12/31/2009        8.885022         11.197009         3,520.0300
   01/01/2010                             to  12/31/2010       11.197009         13.216624         3,131.5474
   01/01/2011                             to  12/31/2011       13.216624         11.855434         2,184.5036
   01/01/2012                             to  12/31/2012       11.855434         13.356475           904.8191
   01/01/2013                             to  12/31/2013       13.356475         17.660136           955.6342
=============                            ==== ==========       =========         =========        ===========
 BLACKROCK CAPITAL APPRECIATION SUB-ACCOUNT (CLASS A)
  (FORMERLY BLACKROCK LEGACY LARGE CAP GROWTH SUB-ACCOUNT (CLASS A) AND BEFORE THAT MET INVESTORS
  SERIES TRUST - MET/AIM CAPITAL APPRECIATION SUB-ACCOUNT (CLASS A))
   05/01/2006                             to  12/31/2006       14.783359         14.605328             0.0000
   01/01/2007                             to  12/31/2007       14.605328         16.101595             0.0000
   01/01/2008                             to  12/31/2008       16.101595          9.097531         2,135.7651
   01/01/2009                             to  05/01/2009        9.097531          8.649652             0.0000
=============                            ==== ==========       =========         =========        ===========
 BLACKROCK LEGACY LARGE CAP GROWTH SUB-ACCOUNT (CLASS E)
  (FORMERLY MET INVESTORS SERIES TRUST - MET/AIM CAPITAL APPRECIATION SUB-ACCOUNT (CLASS E))
   04/30/2007                             to  12/31/2007       15.129274         15.801668             0.0000
   01/01/2008                             to  12/31/2008       15.801668          8.916200             0.0000
   01/01/2009                             to  05/01/2009        8.916200          8.472468             0.0000
=============                            ==== ==========       =========         =========        ===========
 BLACKROCK LEGACY LARGE CAP GROWTH SUB-ACCOUNT (CLASS E)
  (FORMERLY MET INVESTORS SERIES TRUST - MET/AIM CAPITAL APPRECIATION SUB-ACCOUNT (CLASS E), BEFORE
  THAT AIM VARIABLE INSURANCE FUNDS - AIM V.I. CAPITAL APPRECIATION SUB-ACCOUNT (SERIES II))
   05/01/2004                             to  12/31/2004       19.403176         20.761338             0.0000
   01/01/2005                             to  12/31/2005       20.761338         22.207661             0.0000
   01/01/2006                             to  12/31/2006       22.207661         23.203277             0.0000
   01/01/2007                             to  04/27/2007       23.203277         24.738816             0.0000
=============                            ==== ==========       =========         =========        ===========

APPENDIX A
CONDENSED FINANCIAL INFORMATION (CONTINUED)



                        1.50% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                         NUMBER OF
                                   ACCUMULATION      ACCUMULATION       ACCUMULATION
                                  UNIT VALUE AT     UNIT VALUE AT          UNITS
                                   BEGINNING OF         END OF         OUTSTANDING AT
                                      PERIOD            PERIOD         END OF PERIOD
                                 ---------------   ---------------   -----------------
 BLACKROCK MONEY MARKET SUB-ACCOUNT (CLASS B)
  05/01/2005    to  12/31/2005        9.942177         10.040284         123,613.0101
  01/01/2006    to  12/31/2006       10.040284         10.341366         170,795.4661
  01/01/2007    to  12/31/2007       10.341366         10.677005         196,986.0939
  01/01/2008    to  12/31/2008       10.677005         10.790988         398,863.2972
  01/01/2009    to  12/31/2009       10.790988         10.657244         485,077.5600
  01/01/2010    to  12/31/2010       10.657244         10.498571         398,402.8316
  01/01/2011    to  12/31/2011       10.498571         10.342686         530,900.6489
  01/01/2012    to  12/31/2012       10.342686         10.187859         507,143.3594
  01/01/2013    to  12/31/2013       10.187859         10.036175         617,378.3875
============   ==== ==========       =========         =========         ============
 BLACKROCK MONEY MARKET SUB-ACCOUNT (CLASS B)
  (FORMERLY MET INVESTORS SERIES TRUST - MONEY MARKET SUB-ACCOUNT (CLASS B))
  05/01/2004    to  12/31/2004        9.979567          9.932521          47,476.6178
  01/01/2005    to  04/30/2005        9.932521          9.942272               0.0000
============   ==== ==========       =========         =========         ============
 DAVIS VENTURE VALUE SUB-ACCOUNT (CLASS E)
  05/01/2004    to  12/31/2004       11.055459         11.894586         247,828.3455
  01/01/2005    to  12/31/2005       11.894586         12.905737         268,725.8698
  01/01/2006    to  12/31/2006       12.905737         14.545670         340,554.1167
  01/01/2007    to  12/31/2007       14.545670         14.962968         390,532.7758
  01/01/2008    to  12/31/2008       14.962968          8.923576         406,873.3262
  01/01/2009    to  12/31/2009        8.923576         11.588607         432,030.5200
  01/01/2010    to  12/31/2010       11.588607         12.765184         481,639.5518
  01/01/2011    to  12/31/2011       12.765184         12.049965         499,632.1459
  01/01/2012    to  12/31/2012       12.049965         13.377280         483,647.6483
  01/01/2013    to  12/31/2013       13.377280         17.596592         445,378.8379
============   ==== ==========       =========         =========         ============
 JENNISON GROWTH SUB-ACCOUNT (CLASS B)
  05/01/2004    to  12/31/2004        9.632312         10.461794         114,553.0550
  01/01/2005    to  12/31/2005       10.461794         11.701673         116,727.5317
  01/01/2006    to  12/31/2006       11.701673         11.818868         134,257.3777
  01/01/2007    to  12/31/2007       11.818868         12.967866         181,950.5615
  01/01/2008    to  12/31/2008       12.967866          8.105624         193,175.2384
  01/01/2009    to  12/31/2009        8.105624         11.144049         207,798.2200
  01/01/2010    to  12/31/2010       11.144049         12.220261         238,481.3400
  01/01/2011    to  12/31/2011       12.220261         12.065387         267,235.6821
  01/01/2012    to  12/31/2012       12.065387         13.733793         378,991.9734
  01/01/2013    to  12/31/2013       13.733793         18.498998         384,942.7840
============   ==== ==========       =========         =========         ============

APPENDIX A
CONDENSED FINANCIAL INFORMATION (CONTINUED)



                        1.50% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                         NUMBER OF
                                   ACCUMULATION      ACCUMULATION       ACCUMULATION
                                  UNIT VALUE AT     UNIT VALUE AT          UNITS
                                   BEGINNING OF         END OF         OUTSTANDING AT
                                      PERIOD            PERIOD         END OF PERIOD
                                 ---------------   ---------------   -----------------
 JENNISON GROWTH SUB-ACCOUNT (CLASS B)
  (FORMERLY OPPENHEIMER CAPITAL APPRECIATION SUB-ACCOUNT (CLASS B))
  05/01/2004    to  12/31/2004        7.861263          8.342276         214,788.6867
  01/01/2005    to  12/31/2005        8.342276          8.605857         225,658.2476
  01/01/2006    to  12/31/2006        8.605857          9.123759         222,447.0904
  01/01/2007    to  12/31/2007        9.123759         10.271393         244,378.9766
  01/01/2008    to  12/31/2008       10.271393          5.469755         257,684.7169
  01/01/2009    to  12/31/2009        5.469755          7.743159         249,012.7600
  01/01/2010    to  12/31/2010        7.743159          8.344698         245,073.7035
  01/01/2011    to  12/31/2011        8.344698          8.107217         225,589.1643
  01/01/2012    to  04/27/2012        8.107217          9.117621               0.0000
============   ==== ==========       =========         =========         ============
 LOOMIS SAYLES SMALL CAP GROWTH SUB-ACCOUNT (CLASS B)
  (FORMERLY FRANKLIN TEMPLETON SMALL CAP GROWTH SUB-ACCOUNT (CLASS B))
  05/01/2004    to  12/31/2004        8.784337          9.719514             354.8310
  01/01/2005    to  12/31/2005        9.719514          9.995667          12,893.1977
  01/01/2006    to  12/31/2006        9.995667         10.804390          19,163.7468
  01/01/2007    to  12/31/2007       10.804390         11.101894          19,344.5038
  01/01/2008    to  12/31/2008       11.101894          6.418417          19,705.4116
  01/01/2009    to  12/31/2009        6.418417          8.199228          20,704.5800
  01/01/2010    to  12/31/2010        8.199228         10.609230          21,640.2655
  01/01/2011    to  12/31/2011       10.609230         10.738517          18,876.8368
  01/01/2012    to  12/31/2012       10.738517         11.730182          18,220.2989
  01/01/2013    to  12/31/2013       11.730182         17.146193          16,046.0349
============   ==== ==========       =========         =========         ============
 METLIFE STOCK INDEX SUB-ACCOUNT (CLASS B)
  05/01/2005    to  12/31/2005       10.872477         11.668631          99,010.5169
  01/01/2006    to  12/31/2006       11.668631         13.241076         123,177.4344
  01/01/2007    to  12/31/2007       13.241076         13.691738         241,990.0404
  01/01/2008    to  12/31/2008       13.691738          8.461905         315,318.7285
  01/01/2009    to  12/31/2009        8.461905         10.496644         311,470.1400
  01/01/2010    to  12/31/2010       10.496644         11.838816         391,872.9321
  01/01/2011    to  12/31/2011       11.838816         11.853637         388,654.7314
  01/01/2012    to  12/31/2012       11.853637         13.477764         448,322.4256
  01/01/2013    to  12/31/2013       13.477764         17.485837         425,390.0568
============   ==== ==========       =========         =========         ============

APPENDIX A
CONDENSED FINANCIAL INFORMATION (CONTINUED)



                       1.50% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                        NUMBER OF
                                   ACCUMULATION      ACCUMULATION      ACCUMULATION
                                  UNIT VALUE AT     UNIT VALUE AT         UNITS
                                   BEGINNING OF         END OF        OUTSTANDING AT
                                      PERIOD            PERIOD        END OF PERIOD
                                 ---------------   ---------------   ---------------
 NEUBERGER BERMAN GENESIS SUB-ACCOUNT (CLASS B)
  (FORMERLY BLACKROCK STRATEGIC VALUE SUB-ACCOUNT (CLASS B))
  05/01/2004    to  12/31/2004       16.049731         18.044500           654.5534
  01/01/2005    to  12/31/2005       18.044500         18.471644         1,019.7880
  01/01/2006    to  12/31/2006       18.471644         21.189493           607.8582
  01/01/2007    to  12/31/2007       21.189493         20.101794           629.4712
  01/01/2008    to  12/31/2008       20.101794         12.166969           597.2928
  01/01/2009    to  12/31/2009       12.166969         13.524105           640.6500
  01/01/2010    to  12/31/2010       13.524105         16.166179           374.5698
  01/01/2011    to  12/31/2011       16.166179         16.802976           373.8737
  01/01/2012    to  12/31/2012       16.802976         18.165841           373.2473
  01/01/2013    to  12/31/2013       18.165841         24.729525        41,083.3812
============   ==== ==========       =========         =========        ===========
 NEUBERGER BERMAN GENESIS SUB-ACCOUNT (CLASS B)
  (FORMERLY MLA MID CAP SUB-ACCOUNT (CLASS B))
  04/30/2007    to  12/31/2007       17.605583         15.610081        47,070.8195
  01/01/2008    to  12/31/2008       15.610081          9.487441        44,395.7086
  01/01/2009    to  12/31/2009        9.487441         12.782003        55,925.0300
  01/01/2010    to  12/31/2010       12.782003         15.470184        59,241.9147
  01/01/2011    to  12/31/2011       15.470184         14.436229        57,443.5640
  01/01/2012    to  12/31/2012       14.436229         14.971828        57,909.4290
  01/01/2013    to  04/26/2013       14.971828         16.228423             0.0000
============   ==== ==========       =========         =========        ===========
 NEUBERGER BERMAN GENESIS SUB-ACCOUNT (CLASS B)
  (FORMERLY MLA MID CAP SUB-ACCOUNT (CLASS B) AND BEFORE THAT MET/PUTNAM CAPITAL
OPPORTUNITIES
  SUB-ACCOUNT (CLASS B))
  05/01/2004    to  12/31/2004       12.568596         14.565078             0.0000
  01/01/2005    to  12/31/2005       14.565078         15.753095             0.0000
  01/01/2006    to  12/31/2006       15.753095         17.788034             0.0000
  01/01/2007    to  04/27/2007       17.788034         19.331836             0.0000
============   ==== ==========       =========         =========        ===========
 T. ROWE PRICE LARGE CAP GROWTH SUB-ACCOUNT (CLASS B)
  05/01/2004    to  12/31/2004       11.105880         12.026561         8,351.8790
  01/01/2005    to  12/31/2005       12.026561         12.597694        15,513.3176
  01/01/2006    to  12/31/2006       12.597694         14.009405        35,373.0958
  01/01/2007    to  12/31/2007       14.009405         15.069101        35,320.4150
  01/01/2008    to  12/31/2008       15.069101          8.609495        38,546.1329
  01/01/2009    to  12/31/2009        8.609495         12.131423        38,456.9500
  01/01/2010    to  12/31/2010       12.131423         13.951918        34,292.3818
  01/01/2011    to  12/31/2011       13.951918         13.561104        32,556.7734
  01/01/2012    to  12/31/2012       13.561104         15.852780        29,232.9039
  01/01/2013    to  12/31/2013       15.852780         21.671233        91,808.5416
============   ==== ==========       =========         =========        ===========

APPENDIX A
CONDENSED FINANCIAL INFORMATION (CONTINUED)



                       1.50% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                        NUMBER OF
                                   ACCUMULATION      ACCUMULATION      ACCUMULATION
                                  UNIT VALUE AT     UNIT VALUE AT         UNITS
                                   BEGINNING OF         END OF        OUTSTANDING AT
                                      PERIOD            PERIOD        END OF PERIOD
                                 ---------------   ---------------   ---------------
 T. ROWE PRICE LARGE CAP GROWTH SUB-ACCOUNT (CLASS B)
  (FORMERLY VIP GROWTH SUB-ACCOUNT (SERVICE CLASS 2))
  05/01/2004    to  12/31/2004       49.396368         51.290314         3,102.2949
  01/01/2005    to  12/31/2005       51.290314         53.309267         7,472.3586
  01/01/2006    to  04/30/2006       53.309267         55.676368             0.0000
============   ==== ==========       =========         =========         ==========
 T. ROWE PRICE SMALL CAP GROWTH SUB-ACCOUNT (CLASS B)
  05/01/2004    to  12/31/2004       12.293010         13.097077             0.0000
  01/01/2005    to  12/31/2005       13.097077         14.285200             0.0000
  01/01/2006    to  12/31/2006       14.285200         14.583703           313.5519
  01/01/2007    to  12/31/2007       14.583703         15.734859           328.4905
  01/01/2008    to  12/31/2008       15.734859          9.870610           338.5960
  01/01/2009    to  12/31/2009        9.870610         13.480393           364.0600
  01/01/2010    to  12/31/2010       13.480393         17.882982           307.1420
  01/01/2011    to  12/31/2011       17.882982         17.872224           262.2407
  01/01/2012    to  12/31/2012       17.872224         20.405526           248.6806
  01/01/2013    to  12/31/2013       20.405526         28.981113           226.3366
============   ==== ==========       =========         =========         ==========
 WESTERN ASSET MANAGEMENT STRATEGIC BOND OPPORTUNITIES SUB-ACCOUNT (CLASS B)
  05/01/2004    to  12/31/2004       18.480982         19.579325           353.6221
  01/01/2005    to  12/31/2005       19.579325         19.782744           541.6149
  01/01/2006    to  12/31/2006       19.782744         20.429400           449.1458
  01/01/2007    to  12/31/2007       20.429400         20.868984           463.0147
  01/01/2008    to  12/31/2008       20.868984         17.427953           446.7881
  01/01/2009    to  12/31/2009       17.427953         22.644120           393.7700
  01/01/2010    to  12/31/2010       22.644120         25.085484           380.2790
  01/01/2011    to  12/31/2011       25.085484         26.154990           377.2086
  01/01/2012    to  12/31/2012       26.154990         28.673203           385.2488
  01/01/2013    to  12/31/2013       28.673203         28.479873           402.7948
============   ==== ==========       =========         =========         ==========
 PIMCO VARIABLE INSURANCE TRUST
 PIMCO HIGH YIELD SUB-ACCOUNT (ADMINISTRATIVE CLASS)
  05/01/2004    to  12/31/2004       11.792697         12.776191             0.0000
  01/01/2005    to  12/31/2005       12.776191         13.105759         2,913.2401
  01/01/2006    to  12/31/2006       13.105759         14.086782         6,332.4594
  01/01/2007    to  12/31/2007       14.086782         14.362833         6,473.9179
  01/01/2008    to  12/31/2008       14.362833         10.822050         6,033.1036
  01/01/2009    to  12/31/2009       10.822050         14.953603         5,606.3300
  01/01/2010    to  12/31/2010       14.953603         16.861824         5,205.7803
  01/01/2011    to  12/31/2011       16.861824         17.166133         5,267.2793
  01/01/2012    to  12/31/2012       17.166133         19.326959         5,044.7684
  01/01/2013    to  12/31/2013       19.326959         20.131020         5,247.4218
============   ==== ==========       =========         =========         ==========

APPENDIX A
CONDENSED FINANCIAL INFORMATION (CONTINUED)



                       1.50% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                        NUMBER OF
                                   ACCUMULATION      ACCUMULATION      ACCUMULATION
                                  UNIT VALUE AT     UNIT VALUE AT         UNITS
                                   BEGINNING OF         END OF        OUTSTANDING AT
                                      PERIOD            PERIOD        END OF PERIOD
                                 ---------------   ---------------   ---------------
 PIMCO LOW DURATION SUB-ACCOUNT (ADMINISTRATIVE CLASS)
  05/01/2004    to  12/31/2004       12.036546         12.097844         2,606.1813
  01/01/2005    to  12/31/2005       12.097844         12.039003         2,921.9780
  01/01/2006    to  12/31/2006       12.039003         12.332021         3,815.3998
  01/01/2007    to  12/31/2007       12.332021         13.043176         3,854.8623
  01/01/2008    to  12/31/2008       13.043176         12.794786         4,273.2994
  01/01/2009    to  12/31/2009       12.794786         14.283284         4,146.1600
  01/01/2010    to  12/31/2010       14.283284         14.814807         1,981.4889
  01/01/2011    to  12/31/2011       14.814807         14.756561         1,993.6000
  01/01/2012    to  12/31/2012       14.756561         15.386358         1,954.9360
  01/01/2013    to  12/31/2013       15.386358         15.136779         1,603.4627
============   ==== ==========       =========         =========         ==========
 PIMCO VIT STOCKSPLUS GROWTH AND INCOME SUB-ACCOUNT (ADMINISTRATIVE CLASS)
  05/01/2004    to  12/31/2004       11.895202         12.969860             0.0000
  01/01/2005    to  12/31/2005       12.969860         13.222995             0.0000
  01/01/2006    to  12/31/2006       13.222995         14.967535             0.0000
  01/01/2007    to  12/31/2007       14.967535         15.754499             0.0000
  01/01/2008    to  12/31/2008       15.754499          8.903322             0.0000
  01/01/2009    to  07/17/2009        8.903322          8.851550             0.0000
============   ==== ==========       =========         =========         ==========
 PUTNAM VARIABLE TRUST
 PUTNAM VT MULTI-CAP GROWTH SUB-ACCOUNT (CLASS IB)
  09/27/2010    to  12/31/2010       13.642537         15.449452             0.0000
  01/01/2011    to  12/31/2011       15.449452         14.446255             0.0000
  01/01/2012    to  12/31/2012       14.446255         16.615054             0.0000
  01/01/2013    to  12/31/2013       16.615054         22.332189             0.0000
============   ==== ==========       =========         =========         ==========
 PUTNAM VT MULTI-CAP GROWTH SUB-ACCOUNT (CLASS IB)
  (FORMERLY PUTNAM VT VISTA SUB-ACCOUNT (CLASS IB))
  05/03/2004    to  12/31/2004       12.217615         13.909535             0.0000
  01/01/2005    to  12/31/2005       13.909535         15.367824             0.0000
  01/01/2006    to  12/31/2006       15.367824         15.965015             0.0000
  01/01/2007    to  12/31/2007       15.965015         16.325104             0.0000
  01/01/2008    to  12/31/2008       16.325104          8.756857             0.0000
  01/01/2009    to  12/31/2009        8.756857         11.969051             0.0000
  01/01/2010    to  09/24/2010       11.969051         13.688968             0.0000
============   ==== ==========       =========         =========         ==========

APPENDIX A
CONDENSED FINANCIAL INFORMATION (CONTINUED)



                        1.50% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                         NUMBER OF
                                   ACCUMULATION      ACCUMULATION       ACCUMULATION
                                  UNIT VALUE AT     UNIT VALUE AT          UNITS
                                   BEGINNING OF         END OF         OUTSTANDING AT
                                      PERIOD            PERIOD         END OF PERIOD
                                 ---------------   ---------------   -----------------
 MET INVESTORS SERIES TRUST -  METLIFE ASSET ALLOCATION PROGRAM
 METLIFE AGGRESSIVE STRATEGY SUB-ACCOUNT (CLASS B)
  11/10/2008    to  12/31/2008        7.791671          7.690011         622,653.6439
  01/01/2009    to  12/31/2009        7.690011         10.048645         686,348.5900
  01/01/2010    to  12/31/2010       10.048645         11.532589         707,077.2315
  01/01/2011    to  12/31/2011       11.532589         10.705026         807,354.5027
  01/01/2012    to  12/31/2012       10.705026         12.310273         816,728.5994
  01/01/2013    to  12/31/2013       12.310273         15.705375         809,678.9585
============   ==== ==========       =========         =========       ==============
 METLIFE AGGRESSIVE STRATEGY SUB-ACCOUNT (CLASS B)
  (FORMERLY STRATEGIC GROWTH SUB-ACCOUNT (CLASS B))
  11/01/2006    to  12/31/2006        9.929589         10.312809          67,935.1527
  01/01/2007    to  12/31/2007       10.312809         11.051489          77,007.6492
  01/01/2008    to  11/07/2008       11.051489          6.696614               0.0000
============   ==== ==========       =========         =========       ==============
 METLIFE BALANCED STRATEGY SUB-ACCOUNT (CLASS B)
  11/10/2008    to  12/31/2008        8.433837          8.381568       2,364,615.5282
  01/01/2009    to  12/31/2009        8.381568         10.596426       2,302,958.9900
  01/01/2010    to  12/31/2010       10.596426         11.856876       3,071,175.7712
  01/01/2011    to  12/31/2011       11.856876         11.481813       3,672,263.3104
  01/01/2012    to  12/31/2012       11.481813         12.885624       3,658,942.5642
  01/01/2013    to  12/31/2013       12.885624         15.158788       3,525,724.9246
============   ==== ==========       =========         =========       ==============
 METLIFE BALANCED STRATEGY SUB-ACCOUNT (CLASS B)
  (FORMERLY STRATEGIC GROWTH AND INCOME SUB-ACCOUNT (CLASS B))
  11/01/2006    to  12/31/2006        9.959589         10.198856           7,120.1691
  01/01/2007    to  12/31/2007       10.198856         10.691255          14,309.9079
  01/01/2008    to  11/07/2008       10.691255          7.352549               0.0000
============   ==== ==========       =========         =========       ==============
 METLIFE DEFENSIVE STRATEGY SUB-ACCOUNT (CLASS B)
  05/01/2006    to  12/31/2006       10.618221         11.135709          67,208.8493
  01/01/2007    to  12/31/2007       11.135709         11.618345         127,518.6747
  01/01/2008    to  12/31/2008       11.618345          9.081397         357,332.0672
  01/01/2009    to  12/31/2009        9.081397         10.995591       1,240,534.9500
  01/01/2010    to  12/31/2010       10.995591         12.012878       1,691,642.9271
  01/01/2011    to  12/31/2011       12.012878         12.044499       1,797,380.7744
  01/01/2012    to  12/31/2012       12.044499         13.158840       1,825,052.8065
  01/01/2013    to  12/31/2013       13.158840         14.139905       1,742,462.3903
============   ==== ==========       =========         =========       ==============

APPENDIX A
CONDENSED FINANCIAL INFORMATION (CONTINUED)



                         1.50% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                          NUMBER OF
                                   ACCUMULATION      ACCUMULATION        ACCUMULATION
                                  UNIT VALUE AT     UNIT VALUE AT           UNITS
                                   BEGINNING OF         END OF          OUTSTANDING AT
                                      PERIOD            PERIOD          END OF PERIOD
                                 ---------------   ---------------   -------------------
 METLIFE GROWTH STRATEGY SUB-ACCOUNT (CLASS B)
  11/10/2008    to  12/31/2008        8.138433          8.053398         2,489,592.1260
  01/01/2009    to  12/31/2009        8.053398         10.321347         2,491,644.4300
  01/01/2010    to  12/31/2010       10.321347         11.742704         2,351,166.2958
  01/01/2011    to  12/31/2011       11.742704         11.120139         2,271,663.4613
  01/01/2012    to  12/31/2012       11.120139         12.675696         2,084,350.3717
  01/01/2013    to  12/31/2013       12.675696         15.722958         2,088,378.2990
============   ==== ==========       =========         =========         ==============
 METLIFE GROWTH STRATEGY SUB-ACCOUNT (CLASS B)
  (FORMERLY STRATEGIC CONSERVATIVE GROWTH SUB-ACCOUNT (CLASS B))
  11/01/2006    to  12/31/2006        9.949589         10.235141            62,122.8965
  01/01/2007    to  12/31/2007       10.235141         10.882857            62,062.0238
  01/01/2008    to  11/07/2008       10.882857          6.941316                 0.0000
============   ==== ==========       =========         =========         ==============
 METLIFE MODERATE STRATEGY SUB-ACCOUNT (CLASS B)
  05/01/2006    to  12/31/2006       11.028614         11.580662           925,507.1147
  01/01/2007    to  12/31/2007       11.580662         12.115397         1,358,979.5108
  01/01/2008    to  12/31/2008       12.115397          8.781314         1,406,550.5430
  01/01/2009    to  12/31/2009        8.781314         10.907208         1,195,846.0900
  01/01/2010    to  12/31/2010       10.907208         12.077193         1,913,655.4877
  01/01/2011    to  12/31/2011       12.077193         11.883856         2,186,042.4273
  01/01/2012    to  12/31/2012       11.883856         13.156910         2,161,049.9487
  01/01/2013    to  12/31/2013       13.156910         14.804837         2,079,019.4308
============   ==== ==========       =========         =========         ==============

APPENDIX A
CONDENSED FINANCIAL INFORMATION (CONTINUED)


DISCONTINUED INVESTMENT PORTFOLIOS. The following investment options are no longer available for allocations of new Purchase Payments or transfers of Account Value (excluding rebalancing and dollar cost averaging programs in existence at the time of closing): (a) Goldman Sachs Variable Insurance Trust:
Goldman Sachs Global Income Fund and Goldman Sachs Internet Tollkeeper Fund (closed effective April 25, 2002); (b) DWS Variable Series II: DWS Government & Agency Securities Portfolio (closed effective May 1, 2002) (formerly Scudder Variable Series II: Scudder Government & Agency Securities Portfolio); (c) Met Investors Series Trust: Lord Abbett Bond Debenture Portfolio (Class A) (closed effective May 1, 2004), T. Rowe Price Large Cap Value Portfolio (Class A) (closed effective May 1, 2004), Invesco Mid Cap Value Portfolio (Class A) (closed effective May 1, 2004) (formerly Lord Abbett Mid Cap Value Portfolio), MFS (Reg. TM) Research International Portfolio (Class A) (closed effective May 1, 2004), T. Rowe Price Mid Cap Growth Portfolio (Class A) (closed effective May 1, 2004), and Third Avenue Small Cap Value Portfolio (Class A) (closed effective May 1, 2005); (d) Metropolitan Series Fund: T. Rowe Price Small Cap Growth Portfolio (Class A) (closed effective April 30, 2007).



The following investment option is only available to contracts issued before May 1, 2002 for allocations of new Purchase Payments or transfers of Account
Value: AIM Variable Insurance Funds (Invesco Variable Insurance Funds): Invesco V.I. International Growth Fund (Series I) (formerly AIM Variable Insurance
Funds: AIM V.I. International Growth Fund).


YOU SHOULD READ THE PROSPECTUSES FOR THESE DISCONTINUED INVESTMENT PORTFOLIOS FOR MORE INFORMATION ON FEES, CHARGES, INVESTMENT OBJECTIVES AND RISKS. A COPY OF THE FUND PROSPECTUSES HAS PREVIOUSLY BEEN PROVIDED TO YOU.


Effective as of April 28, 2003, the following Investment Portfolios of Met Investors Series Trust were merged: J.P. Morgan Enhanced Index Portfolio merged into Lord Abbett Growth and Income Portfolio; J.P. Morgan International Equity Portfolio merged into MFS (Reg. TM) Research International Portfolio; and Lord Abbett Developing Growth Portfolio merged into Lord Abbett Growth Opportunities Portfolio.


Effective as of May 1, 2004, Metropolitan Series Fund: MFS (Reg. TM) Research Managers Portfolio merged into Metropolitan Series Fund: MFS (Reg. TM) Investors Trust Portfolio.


Effective as of May 1, 2004, the following Investment Portfolios were replaced:
(a) AIM Variable Insurance Funds: for contracts issued on or after May 1, 2002, the AIM V.I. Premier Equity Fund (Series II) was replaced with the Lord Abbett Growth and Income Fund (Class B); (b) AllianceBernstein Variable Products Series Fund, Inc. (Class B): the AllianceBernstein Premier Growth Portfolio was replaced with the Janus Aggressive Growth Portfolio (Class B) of the Met Investors Series Trust; the AllianceBernstein Value Portfolio (closed effective May 1, 2003) was replaced with the Lord Abbett Growth and Income Portfolio (Class B) of the Met Investors Series Trust; and the AllianceBernstein Small Cap Value Portfolio (closed effective May 1, 2003) was replaced with the Third Avenue Small Cap Value Portfolio (Class B) of the Met Investors Series Trust;
(c) American Century Variable Portfolios, Inc.: the American Century VP Income & Growth Fund (closed effective May 1, 2003) was replaced with the Lord Abbett Growth and Income Portfolio (Class A) of the Met Investors Series Trust; the American Century VP Value Fund (closed effective May 1, 2003) was replaced with the Lord Abbett Mid-Cap Value Portfolio (Class A) of the Met Investors Series Trust; and the American Century VP International Fund (closed effective May 1,
2003) was replaced with the MFS (Reg. TM) Research International Portfolio (Class A) of the Met Investors Series Trust; (d) Dreyfus Variable Investment Fund (Service Shares): the Dreyfus VIF - Disciplined Stock Portfolio (closed effective May 1, 2003) and the Dreyfus VIF - Appreciation Portfolio (closed effective May 1, 2003) were replaced with the Oppenheimer Capital Appreciation Portfolio (Class B) of the Met Investors Series Trust; (e) Franklin Templeton Variable Insurance Products Trust (Class 2): the Franklin Small Cap Fund (closed effective May 1, 2004) was replaced with the T. Rowe Price Small Cap Growth Fund (Class B) of the Metropolitan Series Fund; and the Mutual Shares Securities Fund (closed effective May 1, 2004) was replaced with the Lord Abbett Growth and Income Portfolio (Class B) of the Met Investors Series Trust;
(f) Goldman Sachs Variable Insurance Trust ("GSVIT"): the GSVIT Growth and Income Fund (closed effective May 1,

APPENDIX A
CONDENSED FINANCIAL INFORMATION (CONTINUED)

2002) was replaced with the Lord Abbett Growth and Income Fund (Class A) of the Met Investors Series Trust; and the GSVIT International Equity Fund (closed effective May 1, 2002) was replaced with the MFS (Reg. TM) Research International Portfolio (Class A) of the Met Investors Series Trust; (g) INVESCO Variable Investment Funds, Inc.: the INVESCO VIF-Dynamics Fund (closed effective May 1, 2003) was replaced with the T. Rowe Price Mid-Cap Growth Portfolio (Class A) of the Met Investors Series Trust; and the INVESCO VIF-High Yield Fund (closed effective May 1, 2002) was replaced with the Lord Abbett Bond Debenture Portfolio (Class A) of Met Investors Series Trust; (h) Liberty Variable Investments: the Newport Tiger Fund, Variable Series (Class A) (closed effective May 1, 2002) was replaced with the MFS (Reg. TM) Research International Portfolio (Class A) of the Met Investors Series Trust; (i) MFS (Reg. TM) Variable Insurance Trust (Service Class): MFS (Reg. TM) Research Series (closed effective May 1, 2003) was replaced with the Oppenheimer Capital Appreciation Portfolio (Class B) of the Met Investors Series Trust; MFS (Reg.
TM) Emerging Growth Series (closed effective May 1, 2004) was replaced with the
T. Rowe Price Large Cap Growth Portfolio (Class B) of the Metropolitan Series Fund; and the MFS (Reg. TM) Strategic Income Series (closed effective May 1,
2004) was replaced with the Salomon Brothers Strategic Bond Opportunities Portfolio (Class B) of the Metropolitan Series Fund; (j) Putnam Variable Trust (Class B): Putnam VT New Value Fund (closed effective May 1, 2003) was replaced with the Lord Abbett Growth and Income Fund (Class B) of the Met Investors Series Trust; and the Putnam VT International New Opportunities Fund (closed effective May 1, 2003) was replaced with the MFS (Reg. TM) Research International Portfolio of the Met Investors Series Trust; (k) Scudder Variable Series I, (Class B): the Scudder International Portfolio (closed effective May 1, 2003) was replaced with the MFS (Reg. TM) Research International Portfolio (Class B) of the Met Investors Series Trust.


Effective as of November 22, 2004, the following Investment Portfolios of the Met Investors Series Trust were merged: J.P. Morgan Select Equity Portfolio merged into Metropolitan Series Fund: Capital Guardian U.S. Equity Portfolio; and J.P. Morgan Quality Bond Portfolio merged into Met Investors Series Trust:
PIMCO Total Return Portfolio.


Effective as of May 1, 2005, Met Investors Series Trust: Money Market Portfolio merged into Metropolitan Series Fund: BlackRock Money Market Portfolio.


Effective as of May 1, 2005, the following Investment Portfolios were replaced:
(a) AIM Variable Insurance Funds: the AIM V.I. Premier Equity Fund (Series I) was replaced with the Lord Abbett Growth and Income Portfolio (Class A) of the Met Investors Series Trust; (b) AllianceBernstein Variable Products Series Fund, Inc.: the AllianceBernstein Real Estate Investment Portfolio (Class B) was replaced with the Neuberger Berman Real Estate Portfolio (Class B) of the Met Investors Series Trust; (c) the Dreyfus Stock Index Fund (Service Class) was replaced with the MetLife Stock Index Portfolio (Class B) of the Metropolitan Series Fund; (d) MFS (Reg. TM) Variable Insurance Trust: the MFS (Reg. TM) High Income Series (Service Class) was replaced with the Lord Abbett Bond Debenture Portfolio (Class B) of the Met Investors Series Trust; and the MFS (Reg. TM) New Discovery Series (Service Class) was replaced with the Met/AIM Small Cap Growth Portfolio (Class B) of the Met Investors Series Trust;
(e) Putnam Variable Trust: the Putnam VT International Equity Fund (Class IB) was replaced with the MFS (Reg. TM) Research International Portfolio (Class B) of the Met Investors Series Trust; (f) Scudder Variable Series II: the SVS Dreman Small Cap Value Portfolio (Class A) was replaced with the Third Avenue Small Cap Value Portfolio (Class A) of the Met Investors Series Trust; and (g) Fidelity Variable Insurance Products: the VIP High Income Portfolio (Service Class 2) was replaced with the Lord Abbett Bond Debenture Portfolio (Class B) of the Met Investors Series Trust.


Effective as of May 1, 2006, Metropolitan Series Fund: MFS (Reg. TM) Investors Trust Portfolio (Class B) merged into Met Investors Series Trust: Legg Mason Value Equity Portfolio (Class B).


Effective as of May 1, 2006, Fidelity Variable Insurance Products: VIP Growth Portfolio (Service Class 2) was replaced with Metropolitan Series Fund: T. Rowe Price Large Cap Growth Portfolio (Class B).


Effective as of April 30, 2007, Met Investors Series Trust: Met/Putnam Capital Opportunities Portfolio (Class B)

APPENDIX A
CONDENSED FINANCIAL INFORMATION (CONTINUED)

merged into Met Investors Series Trust: Lazard Mid-Cap Portfolio (Class B).


Effective as of April 30, 2007, (a) AIM Variable Insurance Funds: AIM V.I. Capital Appreciation Fund (Series I Shares) (closed effective November 13,
2006) was replaced with Met Investors Series Trust: Met/AIM Capital Appreciation Portfolio (Class A); (b) AIM Variable Insurance Funds: AIM V.I. Capital Appreciation Fund (Series II Shares) (closed effective May 1, 2006) was replaced with Met Investors Series Trust: Met/AIM Capital Appreciation Portfolio (Class E); (c) DWS Variable Series II: DWS Small Cap Growth Portfolio (Class A) (closed effective May 1, 2002) was replaced with Metropolitan Series
Fund: T. Rowe Price Small Cap Growth Portfolio (Class A); and (d) MFS (Reg. TM) Variable Insurance Trust: MFS (Reg. TM) Investors Trust Series (Service Class) was replaced with Metropolitan Series Fund: Capital Guardian U.S. Equity Portfolio (Class B).


Effective as of April 28, 2008, Franklin Templeton Variable Insurance Products
Trust: Templeton Developing Markets Securities Fund (Class 2) was replaced with Met Investors Series Trust: MFS (Reg. TM) Emerging Markets Equity Portfolio (Class B).


Effective as of November 10, 2008, the following portfolios of Met Investors Series Trust merged: (a) Strategic Growth and Income Portfolio (Class B) merged into MetLife Balanced Strategy Portfolio (Class B); (b) Strategic Conservative Growth Portfolio (Class B) merged into MetLife Growth Strategy Portfolio (Class
B); and (c) Strategic Growth Portfolio (Class B) merged into MetLife Aggressive Strategy Portfolio (Class B).


Effective as of May 4, 2009, Metropolitan Series Fund: Capital Guardian U.S. Equity Portfolio (Class B) merged into Met Investors Series Trust: Pioneer Fund Portfolio (Class B).


Effective as of May 4, 2009, Met Investors Series Trust: Met/AIM Capital Appreciation Portfolio (Class A) merged into Metropolitan Series Fund:
BlackRock Legacy Large Cap Growth Portfolio (Class A).


Effective as of May 4, 2009, Met Investors Series Trust: Met/AIM Capital Appreciation Portfolio (Class E) (closed effective April 30, 2007) merged into Metropolitan Series Fund: BlackRock Legacy Large Cap Growth Portfolio (Class E) and the Class E shares of BlackRock Legacy Large Cap Growth Portfolio were then exchanged for Class A shares of BlackRock Legacy Large Cap Growth Portfolio.


Effective as of May 4, 2009, PIMCO Variable Insurance Trust: PIMCO Total Return Portfolio (Administrative Class) (closed effective November 22, 2004) was replaced with Met Investors Series Trust: PIMCO Total Return Portfolio (Class
B).


Effective as of July 17, 2009, PIMCO Variable Insurance Trust: PIMCO StocksPLUS (Reg. TM) Growth and Income Portfolio (Administrative Class) was liquidated.


Effective as of May 3, 2010, Putnam Variable Trust: Putnam VT Growth and Income Fund (Class IB) was replaced with Met Investors Series Trust: Lord Abbett Growth and Income Portfolio (Class B).


Effective as of September 27, 2010, Putnam Variable Trust: Putnam VT Vista Fund (Class IB) merged into Putnam Variable Trust: Putnam VT Multi-Cap Growth Fund (Class IB).


Effective as of May 1, 2011, Met Investors Series Trust: Legg Mason Value Equity Portfolio (Class B) merged into Met Investors Series Trust: Legg Mason ClearBridge Aggressive Growth Portfolio (Class B).


Effective as of April 30, 2012, Met Investors Series Trust: Oppenheimer Capital Appreciation Portfolio (Class B) merged into Metropolitan Series Fund: Jennison Growth Portfolio (Class B).


Effective as of April 29, 2013, Met Investors Series Trust: MLA Mid Cap Portfolio (formerly Lazard Mid Cap Portfolio) (Class B) merged into Metropolitan Series Fund: Neuberger Berman Genesis Portfolio (Class B).



Effective as of April 28, 2014:


o Met Investors Series Trust: MetLife Defensive Strategy Portfolio merged into Metropolitan Series Fund: MetLife Asset Allocation 40 Portfolio

APPENDIX A
CONDENSED FINANCIAL INFORMATION (CONTINUED)


o Met Investors Series Trust: MetLife Balanced Strategy Portfolio merged into Metropolitan Series Fund: MetLife Asset Allocation 60 Portfolio


o Met Investors Series Trust: MetLife Moderate Strategy Portfolio merged into Metropolitan Series Fund: MetLife Asset Allocation 40 Portfolio


o Met Investors Series Trust: MetLife Growth Strategy Portfolio merged into Metropolitan Series Fund: MetLife Asset Allocation 80 Portfolio

APPENDIX B

PARTICIPATING INVESTMENT PORTFOLIOS

Below are the advisers and subadvisers and investment objectives of each Investment Portfolio available under the contract. The fund prospectuses contain more complete information, including a description of the investment objectives, policies, restrictions and risks. THERE CAN BE NO ASSURANCE THAT THE INVESTMENT OBJECTIVES WILL BE ACHIEVED.


AIM VARIABLE INSURANCE FUNDS (INVESCO VARIABLE INSURANCE FUNDS) (SERIES II)


AIM Variable Insurance Funds (Invesco Variable Insurance Funds) is a mutual fund with multiple portfolios. Invesco Advisers, Inc. is the investment adviser to each portfolio. The following Series II portfolio is available under the contract:


INVESCO V.I. INTERNATIONAL GROWTH FUND


INVESTMENT OBJECTIVE: The Invesco V.I. International Growth Fund seeks long-term growth of capital.


FIDELITY (Reg. TM) VARIABLE INSURANCE PRODUCTS (SERVICE CLASS 2)


Fidelity (Reg. TM) Variable Insurance Products is a variable insurance product fund with multiple portfolios. Fidelity Management & Research Company is the investment manager. The following Service Class 2 portfolio is available under the contract:


EQUITY-INCOME PORTFOLIO


SUBADVISER: FMR Co., Inc.


INVESTMENT OBJECTIVE: The Equity-Income Portfolio seeks reasonable income. The fund will also consider the potential for capital appreciation. The fund's goal is to achieve a yield which exceeds the composite yield on the securities comprising the S&P 500 (Reg. TM) Index.


FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST (CLASS 2)



Franklin Templeton Variable Insurance Products Trust consists of multiple series (Funds). Funds may be available in multiple classes: Class 1, Class 2, Class 3 and Class 4. The portfolio available in connection with your contract is Class 2 shares. Templeton Investment Counsel, LLC is the investment adviser for the Templeton Foreign VIP Fund. The following Class 2 portfolio is available under the contract:


TEMPLETON FOREIGN VIP FUND (formerly Templeton Foreign Securities Fund)


INVESTMENT OBJECTIVE: The Templeton Foreign VIP Fund seeks long-term capital growth.



MET INVESTORS SERIES TRUST (CLASS B)


Met Investors Series Trust is managed by MetLife Advisers, LLC, which is an affiliate of First MetLife Investors. Met Investors Series Trust is a mutual fund with multiple portfolios. The following Class B portfolios are available under the contract:


ALLIANCEBERNSTEIN GLOBAL DYNAMIC ALLOCATION PORTFOLIO


SUBADVISER: AllianceBernstein L.P.


INVESTMENT OBJECTIVE: The AllianceBernstein Global Dynamic Allocation Portfolio seeks capital appreciation and current income.



ALLIANZ GLOBAL INVESTORS DYNAMIC MULTI-ASSET PLUS PORTFOLIO


SUBADVISER: Allianz Global Investors U.S. LLC


INVESTMENT OBJECTIVE: The Allianz Global Investors Dynamic Multi-Asset Plus Portfolio seeks total return.



AQR GLOBAL RISK BALANCED PORTFOLIO


SUBADVISER: AQR Capital Management, LLC


INVESTMENT OBJECTIVE: The AQR Global Risk Balanced Portfolio seeks total return.


BLACKROCK GLOBAL TACTICAL STRATEGIES PORTFOLIO


SUBADVISER: BlackRock Financial Management, Inc.


INVESTMENT OBJECTIVE: The BlackRock Global Tactical Strategies Portfolio seeks capital appreciation and current income.

CLARION GLOBAL REAL ESTATE PORTFOLIO


SUBADVISER: CBRE Clarion Securities LLC


INVESTMENT OBJECTIVE: The Clarion Global Real Estate Portfolio seeks total return through investment in real estate securities, emphasizing both capital appreciation and current income.



CLEARBRIDGE AGGRESSIVE GROWTH PORTFOLIO


SUBADVISER: ClearBridge Investments, LLC



INVESTMENT OBJECTIVE: The ClearBridge Aggressive Growth Portfolio seeks capital appreciation.


INVESCO BALANCED-RISK ALLOCATION PORTFOLIO


SUBADVISER: Invesco Advisers, Inc.


INVESTMENT OBJECTIVE: The Invesco Balanced-Risk Allocation Portfolio seeks total return.



INVESCO COMSTOCK PORTFOLIO



SUBADVISER: Invesco Advisers, Inc.


INVESTMENT OBJECTIVE: The Invesco Comstock Portfolio seeks capital growth and income.



INVESCO MID CAP VALUE PORTFOLIO (formerly Lord Abbett Mid Cap Value Portfolio)


SUBADVISER: Invesco Advisers, Inc. (formerly Lord, Abbett & Co. LLC)


INVESTMENT OBJECTIVE: The Invesco Mid Cap Value Portfolio seeks high total return by investing in equity securities of mid-sized companies.


INVESCO SMALL CAP GROWTH PORTFOLIO


SUBADVISER: Invesco Advisers, Inc.


INVESTMENT OBJECTIVE: The Invesco Small Cap Growth Portfolio seeks long-term growth of capital.


JPMORGAN GLOBAL ACTIVE ALLOCATION PORTFOLIO


SUBADVISER: J.P. Morgan Investment Management Inc.


INVESTMENT OBJECTIVE: The JPMorgan Global Active Allocation Portfolio seeks capital appreciation and current income.


LORD ABBETT BOND DEBENTURE PORTFOLIO



SUBADVISER: Lord, Abbett & Co. LLC



INVESTMENT OBJECTIVE: The Lord Abbett Bond Debenture Portfolio seeks high current income and the opportunity for capital appreciation to produce a high total return.



MET/FRANKLIN LOW DURATION TOTAL RETURN PORTFOLIO


SUBADVISER: Franklin Advisers, Inc.


INVESTMENT OBJECTIVE: The Met/Franklin Low Duration Total Return Portfolio seeks a high level of current income, while seeking preservation of shareholders' capital.


METLIFE BALANCED PLUS PORTFOLIO



SUBADVISER -  OVERLAY PORTION: Pacific Investment Management Company LLC



INVESTMENT OBJECTIVE: The MetLife Balanced Plus Portfolio seeks a balance between a high level of current income and growth of capital, with a greater emphasis on growth of capital.


METLIFE MULTI-INDEX TARGETED RISK PORTFOLIO



SUBADVISER -  OVERLAY PORTION: MetLife Investment Management, LLC



INVESTMENT OBJECTIVE: The MetLife Multi-Index Targeted Risk Portfolio seeks a balance between growth of capital and current income, with a greater emphasis on growth of capital.


MFS (Reg. TM) EMERGING MARKETS EQUITY PORTFOLIO


SUBADVISER: Massachusetts Financial Services Company


INVESTMENT OBJECTIVE: The MFS (Reg. TM) Emerging Markets Equity Portfolio seeks capital appreciation.


MFS (Reg. TM) RESEARCH INTERNATIONAL PORTFOLIO


SUBADVISER: Massachusetts Financial Services Company


INVESTMENT OBJECTIVE: The MFS (Reg. TM) Research International Portfolio seeks capital appreciation.


MORGAN STANLEY MID CAP GROWTH PORTFOLIO


SUBADVISER: Morgan Stanley Investment Management Inc.


INVESTMENT OBJECTIVE: The Morgan Stanley Mid Cap Growth Portfolio seeks capital appreciation.



PANAGORA GLOBAL DIVERSIFIED RISK PORTFOLIO


SUBADVISER: PanAgora Asset Management, Inc.


INVESTMENT OBJECTIVE: The PanAgora Global Diversified Risk Portfolio seeks total return.

PIMCO TOTAL RETURN PORTFOLIO


SUBADVISER: Pacific Investment Management Company LLC


INVESTMENT OBJECTIVE: The PIMCO Total Return Portfolio seeks maximum total return, consistent with the preservation of capital and prudent investment management.


PIONEER FUND PORTFOLIO


SUBADVISER: Pioneer Investment Management, Inc.


INVESTMENT OBJECTIVE: The Pioneer Fund Portfolio seeks reasonable income and capital growth.


PYRAMIS (Reg. TM) GOVERNMENT INCOME PORTFOLIO


SUBADVISER: Pyramis Global Advisors, LLC


INVESTMENT OBJECTIVE: The Pyramis (Reg. TM) Government Income Portfolio seeks a high level of current income, consistent with preservation of principal.


PYRAMIS (Reg. TM) MANAGED RISK PORTFOLIO


SUBADVISER: Pyramis Global Advisors, LLC


INVESTMENT OBJECTIVE: The Pyramis (Reg. TM) Managed Risk Portfolio seeks total return.


SCHRODERS GLOBAL MULTI-ASSET PORTFOLIO



SUBADVISERS: Schroder Investment Management North America Inc. and Schroder Investment Management North America Limited



INVESTMENT OBJECTIVE: The Schroders Global Multi-Asset Portfolio seeks capital appreciation and current income.


T. ROWE PRICE LARGE CAP VALUE PORTFOLIO


SUBADVISER: T. Rowe Price Associates, Inc.


INVESTMENT OBJECTIVE: The T. Rowe Price Large Cap Value Portfolio seeks long-term capital appreciation by investing in common stocks believed to be undervalued. Income is a secondary objective.


T. ROWE PRICE MID CAP GROWTH PORTFOLIO


SUBADVISER: T. Rowe Price Associates, Inc.


INVESTMENT OBJECTIVE: The T. Rowe Price Mid Cap Growth Portfolio seeks long-term growth of capital.


THIRD AVENUE SMALL CAP VALUE PORTFOLIO


SUBADVISER: Third Avenue Management LLC


INVESTMENT OBJECTIVE: The Third Avenue Small Cap Value Portfolio seeks long-term capital appreciation.


METROPOLITAN SERIES FUND



Metropolitan Series Fund is managed by MetLife Advisers, LLC, which is an affiliate of First MetLife Investors. Metropolitan Series Fund is a mutual fund with multiple portfolios. The following portfolios are available under the contract:



BAILLIE GIFFORD INTERNATIONAL STOCK PORTFOLIO (CLASS B)


SUBADVISER: Baillie Gifford Overseas Limited


INVESTMENT OBJECTIVE: The Baillie Gifford International Stock Portfolio seeks long-term growth of capital.


BLACKROCK BOND INCOME PORTFOLIO (CLASS B)


SUBADVISER: BlackRock Advisors, LLC


INVESTMENT OBJECTIVE: The BlackRock Bond Income Portfolio seeks a competitive total return primarily from investing in fixed-income securities.



BLACKROCK CAPITAL APPRECIATION PORTFOLIO (CLASS A)



SUBADVISER: BlackRock Advisors, LLC


INVESTMENT OBJECTIVE: The BlackRock Capital Appreciation Portfolio seeks long-term growth of capital.

BLACKROCK MONEY MARKET PORTFOLIO (CLASS B)


SUBADVISER: BlackRock Advisors, LLC


INVESTMENT OBJECTIVE: The BlackRock Money Market Portfolio seeks a high level of current income consistent with preservation of capital.


An investment in the BlackRock Money Market Portfolio is not insured or guaranteed by the Federal Deposit Insurance Company or any other government agency. Although the BlackRock Money Market Portfolio seeks to preserve the value of your investment at $100 per share, it is possible to lose money by investing in the BlackRock Money Market Portfolio.



During extended periods of low interest rates, the yields of the BlackRock Money Market Portfolio may become extremely low and possibly negative.



JENNISON GROWTH PORTFOLIO (CLASS B)


SUBADVISER: Jennison Associates LLC


INVESTMENT OBJECTIVE: The Jennison Growth Portfolio seeks long-term growth of capital.


LOOMIS SAYLES SMALL CAP GROWTH PORTFOLIO (CLASS B)


SUBADVISER: Loomis, Sayles & Company, L.P.


INVESTMENT OBJECTIVE: The Loomis Sayles Small Cap Growth Portfolio seeks long-term capital growth.


METLIFE STOCK INDEX PORTFOLIO (CLASS B)


SUBADVISER: MetLife Investment Management, LLC


INVESTMENT OBJECTIVE: The MetLife Stock Index Portfolio seeks to track the performance of the Standard & Poor's 500 (Reg. TM) Composite Stock Price Index.



NEUBERGER BERMAN GENESIS PORTFOLIO (CLASS B)


SUBADVISER: Neuberger Berman Management LLC


INVESTMENT OBJECTIVE: The Neuberger Berman Genesis Portfolio seeks high total return, consisting principally of capital appreciation.


T. ROWE PRICE LARGE CAP GROWTH PORTFOLIO (CLASS B)


SUBADVISER: T. Rowe Price Associates, Inc.



INVESTMENT OBJECTIVE: The T. Rowe Price Large Cap Growth Portfolio seeks long-term growth of capital.



T. ROWE PRICE SMALL CAP GROWTH PORTFOLIO (CLASS B)


SUBADVISER: T. Rowe Price Associates, Inc.


INVESTMENT OBJECTIVE: The T. Rowe Price Small Cap Growth Portfolio seeks long-term capital growth.


WESTERN ASSET MANAGEMENT STRATEGIC BOND OPPORTUNITIES PORTFOLIO (CLASS B)


SUBADVISER: Western Asset Management Company


INVESTMENT OBJECTIVE: The Western Asset Management Strategic Bond Opportunities Portfolio seeks to maximize total return consistent with preservation of capital.



WMC CORE EQUITY OPPORTUNITIES PORTFOLIO (CLASS E) (formerly Davis Venture Value Portfolio)


SUBADVISER: Wellington Management Company, LLP (formerly Davis Selected Advisers, L.P.)


INVESTMENT OBJECTIVE: The WMC Core Equity Opportunities Portfolio seeks to provide a growing stream of income over time and, secondarily, long-term capital appreciation and current income.



PIMCO VARIABLE INSURANCE TRUST (ADMINISTRATIVE CLASS)


PIMCO Variable Insurance Trust is a mutual fund with multiple portfolios. Pacific Investment Management Company LLC is the investment adviser to each portfolio. The following Administrative Class portfolios are available under the contract:


PIMCO HIGH YIELD PORTFOLIO


INVESTMENT OBJECTIVE: The PIMCO High Yield Portfolio seeks maximum total return, consistent with preservation of capital and prudent investment management.


PIMCO LOW DURATION PORTFOLIO


INVESTMENT OBJECTIVE: The PIMCO Low Duration Portfolio seeks maximum total return, consistent with preservation of capital and prudent investment management.

PUTNAM VARIABLE TRUST (CLASS IB)


Putnam Variable Trust is a mutual fund with multiple portfolios. Putnam Investment Management, LLC is the investment adviser to each portfolio. The following Class IB portfolio is available under the contract:


PUTNAM VT MULTI-CAP GROWTH FUND


INVESTMENT OBJECTIVE: The Putnam VT Multi-Cap Growth Fund seeks long-term capital appreciation.



MET INVESTORS SERIES TRUST - ASSET ALLOCATION PORTFOLIOS


In addition to the Met Investors Series Trust Portfolios listed above, the following portfolios managed by MetLife Advisers, LLC are available under the contract:


AMERICAN FUNDS (Reg. TM) MODERATE ALLOCATION PORTFOLIO (CLASS C)


INVESTMENT OBJECTIVE: The American Funds (Reg. TM) Moderate Allocation Portfolio seeks a high total return in the form of income and growth of capital, with a greater emphasis on income.


AMERICAN FUNDS (Reg. TM) BALANCED ALLOCATION PORTFOLIO (CLASS C)


INVESTMENT OBJECTIVE: The American Funds (Reg. TM) Balanced Allocation Portfolio seeks a balance between a high level of current income and growth of capital, with a greater emphasis on growth of capital.


AMERICAN FUNDS (Reg. TM) GROWTH ALLOCATION PORTFOLIO (CLASS C)


INVESTMENT OBJECTIVE: The American Funds (Reg. TM) Growth Allocation Portfolio seeks growth of capital.


METLIFE ASSET ALLOCATION 100 PORTFOLIO (CLASS B) (formerly MetLife Aggressive Strategy Portfolio)


INVESTMENT OBJECTIVE: The MetLife Asset Allocation 100 Portfolio seeks growth of capital.


SSGA GROWTH AND INCOME ETF PORTFOLIO (CLASS B)


SUBADVISER: SSgA Funds Management, Inc.


INVESTMENT OBJECTIVE: The SSgA Growth and Income ETF Portfolio seeks growth of capital and income.


SSGA GROWTH ETF PORTFOLIO (CLASS B)


SUBADVISER: SSgA Funds Management, Inc.


INVESTMENT OBJECTIVE: The SSgA Growth ETF Portfolio seeks growth of capital.


METROPOLITAN SERIES FUND - ASSET ALLOCATION PORTFOLIOS (CLASS B)


In addition to the Metropolitan Series Fund Portfolios listed above, the following Class B portfolios managed by MetLife Advisers, LLC are available under the contract:


METLIFE ASSET ALLOCATION 20 PORTFOLIO


INVESTMENT OBJECTIVE: The MetLife Asset Allocation 20 Portfolio seeks a high level of current income, with growth of capital as a secondary objective.


METLIFE ASSET ALLOCATION 40 PORTFOLIO


INVESTMENT OBJECTIVE: The MetLife Asset Allocation 40 Portfolio seeks high total return in the form of income and growth of capital, with a greater emphasis on income.


METLIFE ASSET ALLOCATION 60 PORTFOLIO


INVESTMENT OBJECTIVE: The MetLife Asset Allocation 60 Portfolio seeks a balance between a high level of current income and growth of capital, with a greater emphasis on growth of capital.


METLIFE ASSET ALLOCATION 80 PORTFOLIO


INVESTMENT OBJECTIVE: The MetLife Asset Allocation 80 Portfolio seeks growth of capital.

APPENDIX C

EDCA EXAMPLES WITH MULTIPLE PURCHASE PAYMENTS

In order to show how the EDCA program works, we have created some examples. The examples are purely hypothetical and are for illustrative purposes only. The interest rate earned in an EDCA account will be the guaranteed minimum interest rate, plus any additional interest which we may declare from time to time. In addition, each bucket attributable to a subsequent Purchase Payment will earn interest at the then-current interest rate applied to new allocations to an EDCA account of the same monthly term. These examples do not reflect charges that may be deducted from the EDCA account.


6-MONTH EDCA

The following example demonstrates how the 6-month EDCA program operates when multiple Purchase Payments are allocated to the program. The example assumes that a $12,000 Purchase Payment is allocated to the EDCA program at the beginning of the first month and the first transfer of $2,000 also occurs on that date. The $10,000 remaining after the EDCA transfer is allocated to the 1st Payment Bucket where it is credited with a 3% effective annual interest rate. The EDCA transfer amount of $2,000 is determined by dividing the $12,000 allocation amount by 6 (the number of months in the EDCA program). Thereafter, a $2,000 transfer is made from the EDCA at the beginning of each month. Amounts remaining in the EDCA Account Value are accumulated at the EDCA interest rate using the following formula:


Account Value 1st Payment Bucket (month 2) =


Account Value 1st Payment Bucket (month 1) x (1+EDCA Rate)(1/12) - EDCA Transfer Amount


At the beginning of the 4th month, a second Purchase Payment of $6,000 is allocated to the EDCA program. The entire $6,000 is allocated to the 2nd Payment Bucket where it is also credited with a 3% effective annual interest rate. This second Purchase Payment triggers an increase in the EDCA transfer amount to $3,000. The increased EDCA transfer amount is determined by adding $1,000 (the $6,000 allocation amount divided by 6) to the current EDCA transfer amount. The $3,000 monthly EDCA transfers will first be applied against the Account Value in the 1st Payment Bucket until exhausted and then against the Account Value in the 2nd Payment Bucket until it is exhausted.



                                                                      ---- Account Values----
 Beg of     Amount Allocated         Actual             EDCA         1st Payment     2nd Payment
  Month          to EDCA         EDCA Transfer     Account Value        Bucket         Bucket
--------   ------------------   ---------------   ---------------   -------------   ------------
    1            $12,000             $2,000           $10,000          $10,000
    2                                $2,000           $ 8,025          $ 8,025
    3                                $2,000           $ 6,044          $ 6,044
    4*           $ 6,000             $3,000           $ 9,059          $ 3,059         $6,000
    5                                $3,000           $ 6,082          $    67         $6,015
    6                                $3,000           $ 3,097                0         $3,097
    7                                $3,000           $   104                0         $  104
    8                                $  105                 0                0              0

* At the beginning of the 4th month, a $6,000 Purchase Payment is added to the EDCA account. This amount ($6,000) is allocated to the 2nd Payment Bucket. As described above, this second Purchase Payment causes the monthly EDCA transfer amount to increase from $2,000 to $3,000. Therefore, $3,000 is transferred from the 1st Payment Bucket, leaving $3,059 in the 1st Payment Bucket ($6,044 (1st Payment Bucket Account Value from the 3rd month) + $15 (3rd month's EDCA interest calculated using the formula shown above) - $3,000 (monthly transfer) = $3,059). The total EDCA Account Value at the beginning of the 4th month is $9,059 ($3,059 in the 1st Payment Bucket + $6,000 in the 2nd Payment Bucket = $9,059).

12-MONTH EDCA

The following example demonstrates how the 12-month EDCA program operates when multiple Purchase Payments are allocated to the program. The example assumes that a $24,000 Purchase Payment is allocated to the EDCA program at the beginning of the first month and the first transfer of $2,000 also occurs on that date. The $22,000 remaining after the EDCA transfer is allocated to the 1st Payment Bucket where it is credited with a 3% effective annual interest rate. The EDCA transfer amount of $2,000 is determined by dividing the $24,000 allocation amount by 12 (the number of months in the EDCA program). Thereafter, a $2,000 transfer is made from the EDCA at the beginning of each month. Amounts remaining in the EDCA Account Value are accumulated at the EDCA interest rate using the following formula:


Account Value 1st Payment Bucket (month 2) =


Account Value 1st Payment Bucket (month 1) x


(1+EDCA Rate)(1/12) - EDCA Transfer Amount


At the beginning of the 6th month, a second Purchase Payment of $12,000 is allocated to the EDCA program. The entire $12,000 is allocated to the 2nd Payment Bucket where it is also credited with a 3% effective annual interest rate. This second Purchase Payment triggers an increase in the EDCA transfer amount to $3,000. The increased EDCA transfer amount is determined by adding $1,000 (the $12,000 allocation amount divided by 12) to the current EDCA transfer amount. The $3,000 monthly EDCA transfers will first be applied against the Account Value in the 1st Payment Bucket until exhausted and then against the Account Value in the 2nd Payment Bucket until it is exhausted.



                                                                      ---- Account Values----
 Beg of     Amount Allocated         Actual             EDCA         1st Payment     2nd Payment
  Month          to EDCA         EDCA Transfer     Account Value        Bucket         Bucket
--------   ------------------   ---------------   ---------------   -------------   ------------
    1      $24,000                   $2,000           $22,000          $22,000
    2                                $2,000           $20,054          $20,054
    3                                $2,000           $18,104          $18,104
    4                                $2,000           $16,148          $16,148
    5                                $2,000           $14,188          $14,188
    6*     $12,000                   $3,000           $23,223          $11,223         $12,000
    7                                $3,000           $20,280          $ 8,251         $12,030
    8                                $3,000           $17,330          $ 5,271         $12,059
    9                                $3,000           $14,373          $ 2,284         $12,089
   10                                $3,000           $11,409                0         $11,409
   11                                $3,000           $ 8,437                0         $ 8,437
   12                                $3,000           $ 5,458                0         $ 5,458
   13                                $3,000           $ 2,471                0         $ 2,471
   14                                $2,477                 0                0               0

* At the beginning of the 6th month, a $12,000 Purchase Payment is added to the EDCA account. This amount ($12,000) is allocated to the 2nd Payment Bucket. As described above, this second Purchase Payment causes the monthly EDCA transfer amount to increase from $2,000 to $3,000. Therefore, $3,000 is transferred from the 1st Payment Bucket, leaving $11,223 in the 1st Payment Bucket ($14,188 (1st Payment Bucket Account Value from the 5th month) + $35 (5th month's EDCA interest calculated using the formula shown above) - $3,000 (monthly transfer) = $11,223). The total EDCA Account Value at the beginning of the 6th month is $23,223 ($11,223 in the 1st Payment Bucket + $12,000 in the 2nd Payment Bucket = $23,223).

APPENDIX D

GUARANTEED MINIMUM INCOME BENEFIT PLUS EXAMPLES

The purpose of these examples is to illustrate the operation of the Guaranteed Minimum Income Benefit Plus I. The investment results shown are hypothetical and are not representative of past or future performance. Actual investment results may be more or less than those shown and will depend upon a number of factors, including investment allocations and the investment experience of the Investment Portfolios chosen. THE EXAMPLES DO NOT REFLECT THE DEDUCTION OF FEES AND CHARGES, WITHDRAWAL CHARGES OR INCOME TAXES AND TAX PENALITIES.


(1) WITHDRAWAL ADJUSTMENTS TO ANNUAL INCREASE AMOUNT


    Dollar-for-dollar adjustment when withdrawal is less than or equal to 6% of
    ---------------------------------------------------------------------------
      the Annual Increase Amount from the prior contract anniversary
      --------------------------------------------------------------


    Assume the initial Purchase Payment is $100,000 and the GMIB Plus I is selected. Assume that during the first Contract Year, $6,000 is withdrawn. Because the withdrawal is less than or equal to 6% of the Annual Increase Amount from the prior contract anniversary, the Annual Increase Amount is reduced by the withdrawal on a dollar-for-dollar basis to $100,000 ($100,000 increased by 6% per year, compounded annually, less $6,000 = $100,000). Assuming no other Purchase Payments or withdrawals are made before the second contract anniversary, the Annual Increase Amount at the second contract anniversary will be $106,000 ($100,000 increased by 6% per year, compounded annually).


    Proportionate adjustment when withdrawal is greater than 6% of the Annual
    -------------------------------------------------------------------------
      Increase Amount from the prior contract anniversary
      ---------------------------------------------------


    Assume the initial Purchase Payment is $100,000 and the GMIB Plus I is selected. Assume the Account Value at the first contract anniversary is $100,000. The Annual Increase Amount at the first contract anniversary will be $106,000 ($100,000 increased by 6% per year, compounded annually). Assume that on the first contract anniversary, $10,000 is withdrawn (leaving an account balance of $90,000). Because the withdrawal is greater than 6% of the Annual Increase Amount from the prior contract anniversary, the Annual Increase Amount is reduced by the value of the Annual Increase Amount immediately prior to the withdrawal ($106,000) multiplied by the percentage reduction in the Account Value attributed to that entire withdrawal: 10% (the $10,000 withdrawal reduced the $100,000 Account Value by 10%). Therefore, the new Annual Increase Amount is $95,400 ($106,000 x 10% = $10,600; $106,000 - $10,600 = $95,400). (If
      multiple withdrawals are made during a Contract Year - for example, two $5,000 withdrawals instead of one $10,000 withdrawal - and those withdrawals total more than 6% of the Annual Increase Amount from the prior contract anniversary, the Annual Increase Amount is reduced proportionately by each of the withdrawals made during that Contract Year and there will be no dollar-for-dollar withdrawal adjustment for the Contract Year.) Assuming no other Purchase Payments or withdrawals are made before the second contract anniversary, the Annual Increase Amount at the second contract anniversary will be $101,124 ($95,400 increased by 6% per year, compounded annually).


(2) THE INCREASE AMOUNT


    Example
    -------


    Assume the Owner of the contract is a male, age 55 at issue, and he elects the GMIB Plus I rider. He makes an initial Purchase Payment of $100,000, and makes no additional Purchase Payments or partial withdrawals. On the contract issue date, the Increase Amount is equal to $100,000 (the initial Purchase Payment). The Increase Amount is calculated at each contract anniversary (through the contract anniversary prior to the Owner's 91st birthday, subject to the 190% maximum increase limitation on the Annual Increase Amount). At the tenth contract anniversary, when the Owner is age 65, the Increase Amount is $179,085 ($100,000 increased by 6% per year, compounded annually). See section (3) below for an example of the calculation of the Highest Anniversary Value.

    Graphic Example: Determining a value upon which future income payments can
    --------------------------------------------------------------------------
      be based
      --------


    Assume that you make an initial Purchase Payment of $100,000. Prior to annuitization, your Account Value fluctuates above and below your initial Purchase Payment depending on the investment performance of the investment options you selected. Your Purchase Payments accumulate at the annual increase rate of 6%, until the contract anniversary prior to the contract Owner's 91st birthday. Your Purchase Payments are also adjusted for any withdrawals (including any applicable withdrawal charge) made during this period. The line (your Purchase Payments accumulated at 6% a year adjusted for withdrawals and charges -

     "the Increase Amount") is the value upon which future income payments can be based.

[GRAPHIC APPEARS HERE]






    Graphic Example: Determining your guaranteed lifetime income stream
    -------------------------------------------------------------------


    Assume that you decide to annuitize your contract and begin taking annuity payments after 20 years. In this example, your Increase Amount is higher than the Highest Anniversary Value and will produce a higher income benefit. Accordingly, the Increase Amount will be applied to the annuity pay-out rates in the Guaranteed Minimum Income Benefit Annuity Table to determine your lifetime annuity payments. THE INCOME BASE IS NOT AVAILABLE FOR CASH WITHDRAWALS AND IS ONLY USED FOR PURPOSES OF CALCULATING THE GUARANTEED MINIMUM INCOME BENEFIT PAYMENT AND THE CHARGE FOR THE BENEFIT.


[GRAPHIC APPEARS HERE]







(3) THE HIGHEST ANNIVERSARY VALUE ("HAV")


    Example
    -------


  Assume, as in the example in section (2) above, the Owner of the contract is a male, age 55 at issue, and he elects the GMIB Plus I rider. He makes an initial Purchase Payment of $100,000, and makes no additional Purchase Payments or partial withdrawals. On the contract issue date, the Highest Anniversary Value is equal to $100,000 (the initial Purchase Payment). Assume the Account Value on the first contract anniversary is $108,000 due to good market performance. Because the Account Value is greater than the Highest Anniversary Value ($100,000), the Highest Anniversary Value is set equal to the Account Value ($108,000). Assume the Account Value on the second contract anniversary is $102,000 due to poor market performance. Because the Account Value is less than the Highest Anniversary Value ($108,000), the Highest Anniversary Value remains $108,000.


    Assume this process is repeated on each contract anniversary until the tenth contract anniversary, when the Account Value is $155,000 and the Highest Anniversary Value is $150,000. The Highest Anniversary Value is set equal to the Account Value ($155,000). See section (4) below for an example of the exercise of the GMIB Plus I rider.


    Graphic Example: Determining a value upon which future income payments can
    --------------------------------------------------------------------------
      be based
      --------


    Prior to annuitization, the Highest Anniversary Value begins to lock in growth. The Highest Anniversary Value is adjusted upward each contract anniversary if the Account Value at that time is greater than the amount of the current Highest Anniversary Value. Upward adjustments will continue until the contract anniversary immediately prior to the contract Owner's 81st birthday. The Highest Anniversary Value also is adjusted for any withdrawals taken (including any applicable withdrawal charge) or any additional payments made. The Highest Anniversary Value line is the value upon which future income payments can be based.

[GRAPHIC APPEARS HERE]






  Graphic Example: Determining your guaranteed lifetime income stream
  -------------------------------------------------------------------


    Assume that you decide to annuitize your contract and begin taking annuity payments after 20 years. In this example, the Highest Anniversary Value is higher than the Account Value. Accordingly, the Highest Anniversary Value will be applied to the annuity payout rates in the Guaranteed Minimum Income Benefit Annuity Table to determine your lifetime annuity payments. THE INCOME BASE IS NOT AVAILABLE FOR CASH WITHDRAWALS AND IS ONLY USED FOR PURPOSES OF CALCULATING THE GUARANTEED MINIMUM INCOME BENEFIT PAYMENT AND THE CHARGE FOR THE BENEFIT.


[GRAPHIC APPEARS HERE]






(4) PUTTING IT ALL TOGETHER


    Example
    -------


    Continuing the examples in sections (2) and (3) above, assume the Owner chooses to exercise the GMIB Plus I rider at the tenth contract anniversary and elects a life annuity with 5 years of annuity payments guaranteed. Because the Increase Amount ($179,085) is greater than the Highest Anniversary Value ($155,000), the Increase Amount ($179,085) is used as the Income Base. The Income Base of $179,085 is applied to the GMIB Annuity Table. This yields annuity payments of $700 per month for life, with a minimum of 5 years guaranteed. (If the same Owner were instead age 70, the Income Base of $179,085 would yield monthly payments of $809; if the Owner were age 75, the Income Base of $179,085 would yield monthly payments of $955.)


    Assume the Owner chooses to exercise the GMIB Plus I rider at the 12th contract anniversary and elects a life annuity with 5 years of annuity payments guaranteed. Assume the Account Value has declined due to poor market performance. The Increase Amount would be limited to the maximum of 190% of the total Purchase Payments, which equals $190,000. Because the Increase Amount ($190,000) is greater than the Highest Anniversary Value ($155,000), the Increase Amount ($190,000) is used as the Income Base. The Income Base of $190,000 is applied to the GMIB Annuity Table. This yields annuity payments of $785 per month for life, with a minimum of 5 years guaranteed. (If the same Owner were instead age 72, the Income Base of $190,000 would yield monthly payments of $914; if the Owner were age 77, the Income Base of $190,000 would yield monthly payments of $1,089.)


    The above example does not take into account the impact of premium and other taxes. As with other pay-out types, the amount you receive as an income payment depends on your age, sex, and the income type you select. THE INCOME BASE IS NOT AVAILABLE FOR CASH WITHDRAWALS AND IS ONLY USED FOR PURPOSES OF CALCULATING THE GUARANTEED MINIMUM INCOME BENEFIT PAYMENT AND THE CHARGE FOR THE BENEFIT.


    Graphic Example
    ---------------


    Prior to annuitization, the two calculations (the Increase Amount and the Highest Anniversary Value) work together to protect your future income. Upon annuitization of the contract, you will receive income payments for life and the Income Bases and the Account Value will cease to exist. Also, the GMIB Plus may only be exercised no later than the contract anniversary prior to the contract Owner's 91st birthday, after a 10 year waiting period, and then only within a 30-day period following the contract anniversary.

[GRAPHIC APPEARS HERE]






    With the GMIB Plus, the Income Base is applied to special, conservative
      Guaranteed Minimum Income Benefit annuity purchase factors, which are guaranteed at the time the contract is issued. However, if then-current annuity purchase factors applied to the Account Value would produce a greater amount of income, then you will receive the greater amount. In other words, when you annuitize your contract you will receive whatever amount produces the greatest income payment. Therefore, if your Account Value would provide greater income than would the amount provided under the GMIB Plus, you will have paid for the GMIB Plus although it was never used.


[GRAPHIC APPEARS HERE]






(5) THE GUARANTEED PRINCIPAL OPTION


    Assume your initial Purchase Payment is $100,000 and no withdrawals are taken. Assume that the Account Value at the 10th contract anniversary is $50,000 due to poor market performance, and you exercise the Guaranteed Principal Option at this time.


    The effects of exercising the Guaranteed Principal Option are:


    1) A Guaranteed Principal Adjustment of $100,000 - $50,000 = $50,000 is added to the Account Value 30 days after the 10th contract anniversary bringing the Account Value back up to $100,000.


    2) The GMIB Plus I rider and rider fee terminates as of the date that the adjustment is made to the Account Value; the variable annuity contract continues.


    3) The GMIB Plus I allocation and transfer restrictions terminate as of the date that the adjustment is made to the Account Value.



[GRAPHIC APPEARS HERE]






    *Withdrawals reduce the original Purchase Payment (I.E. those payments credited within 120 days of contract issue date) proportionately and therefore, may have a significant impact on the amount of the Guaranteed Principal Adjustment.


(6) THE OPTIONAL STEP UP: AUTOMATIC ANNUAL STEP-UP


Assume your initial investment is $100,000 and no withdrawals are taken. The Increase Amount increases to $106,000 on the first anniversary ($100,000 increased by 6% per year, compounded annually). Assume your Account Value at the first contract anniversary is $110,000 due to good market performance, and you elected Optional Step-Ups to occur under the Automatic Annual Step-Up feature prior to the first contract anniversary. Because your Account Value is higher than your Increase Amount, an Optional Step-Up will automatically occur.



The effect of the Optional Step-Up is:


   (1) The Increase Amount automatically resets from $106,000 to $110,000;


   (2) The 10-year waiting period to annuitize the contract under the GMIB Plus is reset to 10 years from the first contract anniversary;


   (3) The GMIB Plus I rider charge is reset to the fee we would charge new contract Owners for the same GMIB Plus I rider at that time; and


   (4) The Guaranteed Principal Option can still be elected on the 10th contract anniversary.

The Increase Amount increases to $116,600 on the second anniversary ($110,000 increased by 6% per year, compounded annually). Assume your Account Value at the second contract anniversary is $120,000 due to good market performance, and you have not discontinued the Automatic Annual Step-Up feature. Because your Account Value is higher than your Increase Amount, an Optional Step-Up will automatically occur.


The effect of the Optional Step-Up is:


   (1) The Increase Amount automatically resets from $116,600 to $120,000;


   (2) The 10-year waiting period to annuitize the contract under the GMIB Plus is reset to 10 years from the second contract anniversary;


   (3) The GMIB Plus I rider charge is reset to the fee we would charge new contract Owners for the same GMIB Plus I rider at that time; and


   (4) The Guaranteed Principal Option can still be elected on the 10th contract anniversary.


Assume your Account Value increases by $10,000 at each contract anniversary in years three through seven. At each contract anniversary, your Account Value would exceed the Increase Amount and an Optional Step-Up would automatically occur (provided you had not discontinued the Automatic Annual Step-Up feature, and other requirements were met).


The effect of each Optional Step-Up is:


   (1) The Increase Amount automatically resets to the higher Account Value;


   (2) The 10-year waiting period to annuitize the contract under the GMIB Plus is reset to 10 years from the date of the Optional Step-Up;


   (3) The GMIB Plus I rider charge is reset to the fee we would charge new contract Owners for the same GMIB Plus I rider at that time; and


   (4) The Guaranteed Principal Option can still be elected on the 10th contract anniversary.


After the seventh contract anniversary, the initial Automatic Annual Step-Up election expires. Assume you do not make a new election of the Automatic Annual Step-Up.


The Increase Amount increases to $180,200 on the eighth anniversary ($170,000 increased by 6% per year, compounded annually). Assume your Account Value at the eighth contract anniversary is $160,000 due to poor market performance. An Optional Step-Up is NOT permitted because your Account Value is lower than your Increase Amount. However, because the Optional Step-Up has locked in previous gains, the Increase Amount remains at $180,200 despite poor market performance, and, provided the rider continues in effect, will continue to grow at 6% annually (subject to adjustments for additional Purchase Payments and/or withdrawals) through the contract anniversary prior to your 91st birthday, subject to the 190% maximum increase limitation on the Annual Increase Amount. Also, please note:


   (1) The 10-year waiting period to annuitize the contract under the GMIB Plus I remains at the 17th contract anniversary (10 years from the date of the last Optional Step-Up);


   (2) The GMIB Plus I rider charge remains at its current level; and


   (3) The Guaranteed Principal Option can still be elected on the 10th contract anniversary.


[GRAPHIC APPEARS HERE]

APPENDIX E

GUARANTEED WITHDRAWAL BENEFIT EXAMPLES

The purpose of these examples is to illustrate the operation of the Guaranteed Withdrawal Benefit. (Examples A, B and C are for the Lifetime Withdrawal Guarantee II rider. Examples D through K are for the Enhanced GWB rider.) The investment results shown are hypothetical and are not representative of past or future performance. Actual investment results may be more or less than those shown and will depend upon a number of factors, including investment allocations and the investment experience of the Investment Portfolios chosen. THE EXAMPLES DO NOT REFLECT THE DEDUCTION OF FEES AND CHARGES, WITHDRAWAL CHARGES OR INCOME TAXES AND TAX PENALTIES. The Guaranteed Withdrawal Benefit does not establish or guarantee an Account Value or minimum return for any Investment Portfolio. The Total Guaranteed Withdrawal Amount and the Remaining Guaranteed Withdrawal Amount (under the Lifetime Withdrawal Guarantee II rider) and the Guaranteed Withdrawal Amount and the Benefit Base (under the Enhanced GWB rider) cannot be taken as a lump sum.


A.   Lifetime Withdrawal Guarantee II


     1.   When Withdrawals Do Not Exceed the Annual Benefit Payment


Assume that a contract with the Single Life version of LWG II had an initial Purchase Payment of $100,000. The initial Account Value would be $100,000, the Total Guaranteed Withdrawal Amount would be $100,000, the initial Remaining Guaranteed Withdrawal Amount would be $100,000 and the initial Annual Benefit Payment would be $5,000 ($100,000 x 5%).


Assume that $5,000 is withdrawn each year, beginning before the contract Owner attains age 59 1/2. The Remaining Guaranteed Withdrawal Amount is reduced by $5,000 each year as withdrawals are taken (the Total Guaranteed Withdrawal Amount is not reduced by these withdrawals). The Annual Benefit Payment of $5,000 is guaranteed to be received until the Remaining Guaranteed Withdrawal Amount is depleted, even if the Account Value is reduced to zero.


If the first withdrawal is taken after age 59 1/2, then the Annual Benefit Payment of $5,000 is guaranteed to be received for the Owner's lifetime, even if the Remaining Guaranteed Withdrawal Amount and the Account Value are reduced to zero. (Under the Single Life version of the LWG II rider, if the contract Owner makes the first withdrawal on or after the contract anniversary following the date the contract Owner reaches age 76, the Withdrawal Rate is 6% instead of 5% and the Annual Benefit Payment is $6,000.)


[GRAPHIC APPEARS HERE]







                                     Remaining
Annual                               Guaranteed   Guaranteed
Benefit   Cumulative    Account      Withdrawal   Withdrawal
Payment   Withdrawals   Value        Amount       Amount
$5,000    $5,000        $100,000     $100,000     $100,000
  5,000        10,000      90,250        95,000      100,000
  5,000        15,000    80,987.5        90,000      100,000
  5,000        20,000   72,188.13        85,000      100,000
  5,000        25,000   63,828.72        80,000      100,000
  5,000        30,000   55,887.28        75,000      100,000
  5,000        35,000   48,342.92        70,000      100,000
  5,000        40,000   41,175.77        65,000      100,000
  5,000        45,000   34,366.98        60,000      100,000
  5,000        50,000   27,898.63        55,000      100,000
  5,000        55,000    21,753.7        50,000      100,000
  5,000        60,000   15,916.02        45,000      100,000
  5,000        65,000   10,370.22        40,000      100,000
  5,000        70,000   5,101.706        35,000      100,000
  5,000        75,000    96.62093        30,000      100,000
  5,000        80,000           0             0      100,000
  5,000        85,000           0             0      100,000
  5,000        90,000           0             0      100,000
  5,000        95,000           0             0      100,000
  5,000       100,000           0             0      100,000



  2.   When Withdrawals Do Exceed the Annual Benefit Payment


Assume that a contract with the Single Life version of the LWG II rider had an initial Purchase Payment of $100,000. The initial Account Value would be $100,000, the Total Guaranteed Withdrawal Amount would be $100,000, the initial Remaining Guaranteed Withdrawal Amount would be $100,000 and the initial Annual Benefit Payment would be $5,000 ($100,000 x 5%). (If the contract Owner makes the first withdrawal on or after the contract anniversary following the date he or she reaches age 76, the Withdrawal Rate is 6% instead of 5% and the initial Annual Benefit Payment would be

$6,000. For the purposes of this example, assume the contract Owner makes the first withdrawal before the contract anniversary following the date he or she reaches age 76 and the Withdrawal Rate is therefore 5%.)


Assume that the Remaining Guaranteed Withdrawal Amount is reduced to $95,000 due to a withdrawal of $5,000 in the first year. Assume the Account Value was further reduced to $80,000 at year two due to poor market performance. If you withdrew $10,000 at this time, your Account Value would be reduced to $80,000 - $10,000 = $70,000. Since the withdrawal of $10,000 exceeded the Annual Benefit Payment of $5,000, there would be a proportional reduction to the Remaining Guaranteed Withdrawal Amount and the Total Guaranteed Withdrawal Amount. The proportional reduction is equal to the entire withdrawal ($10,000) divided by the Account Value before the withdrawal ($80,000), or 12.5%. The Remaining Guaranteed Withdrawal Amount after the withdrawal would be $83,125 ($95,000 reduced by 12.5%). This new Remaining Guaranteed Withdrawal Amount of $83,125 would now be the amount guaranteed to be available to be withdrawn over time. The Total Guaranteed Withdrawal Amount would be reduced to $87,500 ($100,000 reduced by 12.5%). The Annual Benefit Payment would be set equal to 5% x $87,500 = $4,375.


(Assume instead that you withdrew $10,000 during year two in two separate withdrawals of $4,000 and $6,000. Since the first withdrawal of $4,000 did not exceed the Annual Benefit Payment of $5,000, there would be no proportional reduction to the Remaining Guaranteed Withdrawal Amount and the Total Guaranteed Withdrawal Amount at the time of that withdrawal. The second withdrawal ($6,000), however, results in cumulative withdrawals of $10,000 during year two and causes a proportional reduction to the Remaining Guaranteed Withdrawal Amount and the Total Guaranteed Withdrawal Amount. The proportional reduction would be equal to the entire amount of the second withdrawal ($6,000) divided by the Account Value before that withdrawal.)


B.   Lifetime Withdrawal Guarantee - Compounding Income Amount


Assume that a contract with the Lifetime Withdrawal Guarantee II rider had an initial Purchase Payment of $100,000. The initial Remaining Guaranteed Withdrawal Amount would be $100,000, the Total Guaranteed Withdrawal Amount would be $100,000, and the Annual Benefit Payment would be $5,000 ($100,000 x 5%). (If the contract Owner makes the first withdrawal on or after the contract anniversary following the date he or she reaches age 76, the Withdrawal Rate is 6% instead of 5% and the Annual Benefit Payment would be $6,000. For the purposes of this example, assume the contract Owner makes the first withdrawal before the contract anniversary following the date he or she reaches age 76 and the Withdrawal Rate is therefore 5%.)


The Total Guaranteed Withdrawal Amount will increase by 6% of the Total Guaranteed Withdrawal Amount on each contract anniversary until the earlier of the first withdrawal or the 5th contract anniversary. The Annual Benefit Payment will be recalculated as 5% of the new Total Guaranteed Withdrawal Amount.


If the first withdrawal is taken in the first Contract Year, then there would be no increase: the Total Guaranteed Withdrawal Amount would remain at $100,000 and the Annual Benefit Payment will remain at $5,000 ($100,000 x 5%).


If the first withdrawal is taken in the second Contract Year, then the Total Guaranteed Withdrawal Amount would increase to $106,000 ($100,000 x 106%), and the Annual Benefit Payment would increase to $5,300 ($106,000 x 5%).


If the first withdrawal is taken in the third Contract Year, then the Total Guaranteed Withdrawal Amount would increase to $112,360 ($106,000 x 106%), and the Annual Benefit Payment would increase to $5,618 ($112,360 x 5%).

If the first withdrawal is taken after the fifth Contract Year, then the Total Guaranteed Withdrawal Amount would increase to $133,822 (the initial $100,000, increased by 6% per year, compounded annually for 5 years), and the Annual Benefit Payment would increase to $6,691 ($133,822 x 5%).


[GRAPHIC APPEARS HERE]







Year         Annual
of Second    Benefit
Withdrawal   Payment
         1   $5,000
         2     5,363
         3     5,751
         4     6,168
         5     6,615
         6     7,095
         7     7,609
         8     8,161
         9     8,753
        10     9,387
        11    10,068



C. Lifetime Withdrawal Guarantee - Automatic Annual Step-Ups and 6% Compounding Income Amount (No Withdrawals)


Assume that a contract Owner, age 63 at issue, elected the Single Life version of the LWG II rider and made an initial Purchase Payment of $100,000. Assume that no withdrawals are taken.


At the first contract anniversary, assuming that no withdrawals are taken, the Total Guaranteed Withdrawal Amount is increased to $106,000 ($100,000 increased by 6%, compounded annually). Assume the Account Value has increased to $110,000 at the first contract anniversary due to good market performance. The Automatic Annual Step-Up will increase the Total Guaranteed Withdrawal Amount from $106,000 to $110,000 and reset the Annual Benefit Payment to $5,500 ($110,000 x 5%).


At the second contract anniversary, assuming that no withdrawals are taken, the Total Guaranteed Withdrawal Amount is increased to $116,600 ($110,000 increased by 6%, compounded annually). Assume the Account Value has increased to $120,000 at the second contract anniversary due to good market performance. The Automatic Annual Step-Up will increase the Total Guaranteed Withdrawal Amount from $116,600 to $120,000 and reset the Annual Benefit Payment to $6,000 ($120,000 x 5%).


Assuming that no withdrawals are taken, each year the Total Guaranteed Withdrawal Amount would increase by 6%, compounded annually on each contract anniversary, from the second contract anniversary through the fourth contract anniversary, and at that point would be equal to $134,832. Assume that during these Contract Years the Account Value does not exceed the Total Guaranteed Withdrawal Amount due to poor market performance. Assume the Account Value at the fourth contract anniversary has increased to $150,000 due to good market performance. The Automatic Annual Step-Up will increase the Total Guaranteed Withdrawal Amount from $134,832 to $150,000 and reset the Annual Benefit Payment to $7,500 ($150,000 x 5%).

At the 5th contract anniversary, assuming that no withdrawals are taken, the Total Guaranteed Withdrawal Amount is increased to $159,000 ($150,000 increased by 6%, compounded annually). Assume the Account Value is less than $159,000. There is no Automatic Annual Step-Up since the Account Value is below the Total Guaranteed Withdrawal Amount; however, due to the 6% increase in the Total Guaranteed Withdrawal Amount, the Annual Benefit Payment is increased to $7,950 ($159,000 x 5%).


[GRAPHIC APPEARS HERE]





D.   Enhanced GWB -  How Withdrawals Affect the Benefit Base


  1. An initial Purchase Payment is made of $100,000. The initial Benefit Base would be $105,000 ($100,000 + 5% GWB Bonus Amount). Assume that the Account Value grew to $110,000 because of market performance. If a subsequent withdrawal of $10,000 were made, the Benefit Base would be reduced to $105,000 - $10,000 = $95,000. Assume the withdrawal of $10,000 exceeded the Annual Benefit Payment. Since the Account Value of $100,000 exceeds the Benefit Base of $95,000, no further reduction to the Benefit Base is made.


  2. An initial Purchase Payment is made of $100,000. The initial Benefit Base would be $105,000. Assume that the Account Value shrank to $90,000 because of market performance. If a subsequent withdrawal of $10,000 were made, the Benefit Base would be reduced to $95,000 and the Account Value would be reduced to $80,000. Assume the withdrawal of $10,000 exceeded the Annual Benefit Payment. Since the Account Value of $80,000 is less than the Benefit Base of $95,000, a further reduction of the $15,000 difference is made, bringing the Benefit Base to $80,000.


E. Enhanced GWB - How Withdrawals and Subsequent Purchase Payments Affect the Annual Benefit Payment


An initial Purchase Payment is made of $100,000. The initial Benefit Base would be $105,000 and the initial Annual Benefit Payment would be $7,350 ($105,000 x 7%). If $7,000 withdrawals were then made for each of the next five years, the Benefit Base would be decreased to $70,000. If a subsequent Purchase Payment of $10,000 were made the next day, the Benefit Base would be increased to $70,000 + $10,000 + (5% x $10,000) = $80,500. The Annual Benefit Payment would be reset to the greater of a) $7,350 (the Annual Benefit Payment before the second Purchase Payment) and b) $5,635 (7% multiplied by the Benefit Base after the second Purchase Payment). In this case, the Annual Benefit Payment would remain at $7,350.


F.   Enhanced GWB -  How Withdrawals Affect the Annual Benefit Payment


  1. An initial Purchase Payment is made of $100,000. The initial Benefit Base would be $105,000 and the initial Annual Benefit Payment would be $7,350. If a withdrawal of $9,000 was made the next day, and negative market performance reduced the Account Value by an additional $1,000, the Account Value would be reduced to $100,000 - $9,000 - $1,000 = $90,000.
     Since the withdrawal of $9,000 exceeded the Annual Benefit Payment of $7,350, the Annual Benefit Payment would be reset to the lower of a) $7,350 (the Annual Benefit Payment before the withdrawal) and b) $6,300 (7% multiplied by the Account Value after the withdrawal). In this case the Annual Benefit Payment would be reset to $6,300.


  2. An initial Purchase Payment is made of $100,000. The initial Benefit Base would be $105,000 and the initial Annual Benefit Payment would be $7,350. If a withdrawal of $10,000 was made two years later after the Account Value had increased to $150,000, the Account Value would be reduced to $140,000. Since the withdrawal of $10,000 exceeded the Annual Benefit Payment of $7,350, the Annual Benefit Payment would be reset to the lower of a) $7,350 (the Annual Benefit Payment before the withdrawal) and b) $9,800 (7% multiplied by the Account Value after the withdrawal). In this case the Annual Benefit Payment would remain at $7,350.


G. Enhanced GWB - How Withdrawals and Subsequent Purchase Payments Affect the Guaranteed Withdrawal Amount


An initial Purchase Payment is made of $100,000 and the initial Guaranteed Withdrawal Amount and initial Benefit Base would both be $105,000. Assume that over the next five years, withdrawals reduced the Benefit Base to $70,000. If a subsequent Purchase Payment of $10,000 was made, the Benefit Base would be increased to $70,000 + $10,000 + (5% x $10,000) = $80,500. The Guaranteed
Withdrawal Amount would be reset to the greater of a) $105,000 (the Guaranteed Withdrawal Amount before the second Purchase Payment) and b) $80,500 (the Benefit Base after the second Purchase Payment). In this case, the Guaranteed Withdrawal Amount would remain at $105,000.


H.   Enhanced GWB -  Putting It All Together


     1.   When Withdrawals Do Not Exceed the Annual Benefit Payment


An initial Purchase Payment is made of $100,000. The initial Benefit Base would be $105,000, the Guaranteed Withdrawal Amount would be $105,000, and the Annual Benefit Payment would be $7,350. Assume that the Benefit Base was reduced to $82,950 due to 3 years of withdrawing $7,350 each year and assume that the Account Value was further reduced to $50,000 at year four due to poor market performance. If you withdrew $7,350 at this time, your Account Value would be reduced to $50,000 - $7,350 = $42,650. Your Benefit Base would be reduced to $82,950 - $7,350 = $75,600. Since the withdrawal of $7,350 did not exceed the Annual Benefit Payment, there would be no additional reduction to the Benefit Base. The Guaranteed Withdrawal Amount would remain at $105,000 and the Annual Benefit Payment would remain at $7,350.


[GRAPHIC APPEARS HERE]







     Annual
     Benefit   Cumulative   Account     Benefit
     Payment   Withdrawal   Value       Base
 0   $0        $0           $100,000    $105,000
 1     7,350        7,350     85,000      97,650
 2     7,350        7,350     68,000      90,300
 3     7,350        7,350     50,000      82,950
 4     7,350        7,350     42,650      75,600
 5     7,350        7,350     35,300      68,250
 6     7,350        7,350     27,950      60,900
 7     7,350        7,350     20,600      53,550
 8     7,350        7,350     13,250      46,200
 9     7,350        7,350      5,900      38,850
10     7,350        7,350          0      31,500
11     7,350        7,350          0      24,150
12     7,350        7,350          0      16,800
13     7,350        7,350          0       9,450
14     7,350        7,350          0       2,100
15     2,100        2,100          0           0
16
17
18

  2.   When Withdrawals Do Exceed the Annual Benefit Payment


An initial Purchase Payment is made of $100,000. The initial Benefit Base would be $105,000, the Guaranteed Withdrawal Amount would be $105,000, and the Annual Benefit Payment would be $7,350. Assume that the Benefit Base was reduced to $82,950 due to 3 years of withdrawing $7,350 each year. Assume the Account Value was further reduced to $50,000 at year four due to poor market performance. If you withdrew $10,000 at this time, your Account Value would be reduced to $50,000 - $10,000 = $40,000. Your Benefit Base would be reduced to $82,950 - $10,000 = $72,950. Since the withdrawal of $10,000 exceeded the Annual Benefit Payment of $7,350 and the resulting Benefit Base would be greater than the resulting Account Value, there would be an additional reduction to the Benefit Base. The Benefit Base after the withdrawal would be set equal to the Account Value after the withdrawal = $40,000. The Annual Benefit Payment would be set equal to the lesser of $7,350 and 7% x $40,000 = $2,800. The Guaranteed Withdrawal Amount would remain at $105,000, but this amount now no longer would be guaranteed to be received over time. The new Benefit Base of $40,000 would be now the amount guaranteed to be available to be withdrawn over time.


[GRAPHIC APPEARS HERE]







     Annual
     Benefit   Cumulative    Account     Benefit
     Payment   Withdrawals   Value       Base
 0   $0        $0            $100,000    $105,000
 1     7,350         7,350     85,000      97,650
 2     7,350         7,350     68,000      90,300
 3     7,350         7,350     50,000      82,950
 4     7,350        10,000     40,000      40,000
 5     2,800         2,800     37,200      37,200
 6     2,800         2,800     34,400      34,400
 7     2,800         2,800     31,600      31,600
 8     2,800         2,800     28,800      28,800
 9     2,800         2,800     26,000      26,000
10     2,800         2,800     23,200      23,200
11     2,800         2,800     20,400      20,400
12     2,800         2,800     17,600      17,600
13     2,800         2,800     14,800      14,800
14     2,800         2,800     12,000      12,000
15     2,800         2,800      9,200       9,200
16     2,800         2,800      6,400       6,400
17     2,800         2,800      3,600       3,600
18     2,800         2,800        800         800



I.   Enhanced GWB -  How the Optional Reset Works (may be elected prior to age
                                                                 86)


Assume that a contract had an initial Purchase Payment of $100,000 and the fee is 0.55%. The initial Account Value would be $100,000, the initial Benefit Base would be $105,000, the Guaranteed Withdrawal Amount would be $105,000 and the Annual Benefit Payment would be $7,350 (assuming you began withdrawing in your first year).


The Account Value on the third contract anniversary grew due to market performance to $148,350. Assume the fee remains at 0.55%. If an Optional Reset is elected or Automatic Annual Resets are in effect, the charge would remain at 0.55%, the Guaranteed Withdrawal Amount and the Benefit Base would both be reset to $148,350, and the Annual Benefit Payment would become 7% x $148,350 = $10,385.


The Account Value on the sixth contract anniversary grew due to market performance to $179,859. Assume the fee has been increased to 0.60%. If an Optional Reset is elected or Automatic Annual Resets are in effect, the charge would increase to 0.60%, the Guaranteed Withdrawal Amount and the Benefit Base would both be reset to $179,859, and the Annual Benefit Payment would become 7% x $179,859 = $12,590.

The Account Value on the ninth contract anniversary grew due to market performance to $282,582. Assume the fee is still 0.60%. If an Optional Reset is elected or Automatic Annual Resets are in effect, the charge would remain at 0.60%, the Guaranteed Withdrawal Amount and the Benefit Base would both be reset to $282,582, and the Annual Benefit Payment would become 7% x $282,582 = $19,781.


The period of time over which the Annual Benefit Payment may be taken would be lengthened.


[GRAPHIC APPEARS HERE]







     Annual
     Benefit   Cumulative   Account
     Payment   Withdrawal   Value
 1      7350         7350    105000
 2      7350        14700    125000
 3      7350        22050    130000
 4     10385        32435    148350
 5     10385        42819    185000
 6     10385        53204    195000
 7     12590        65794    179859
 8     12590        78384    210000
 9     12590        90974    223000
10     19781       110755    282582
11     19781       130535    270000
12     19781       150316    278000
13         0            0    315000



J. Enhanced GWB - How a One-Time Optional Reset May Increase the Benefit Base While Decreasing the Guaranteed Withdrawal Amount and Annual Benefit Payment


Assume that a contract had an initial Purchase Payment of $100,000. The initial Account Value would be $100,000, the initial Benefit Base would be $105,000, the Guaranteed Withdrawal Amount would be $105,000 and the Annual Benefit Payment would be $7,350.


Assume that the Benefit Base is reduced to $70,000 due to 5 years of withdrawing $7,000 each year, but also assume that, due to positive market performance, the Account Value at the end of 5 years is $80,000. If a one-time Optional Reset is elected, the Benefit Base would be reset from $70,000 to $80,000, the Guaranteed Withdrawal Amount would be reduced from $105,000 to $80,000, and the Annual Benefit Payment would be reduced from $7,350 to $5,600 ($80,000 x 7%). (If you elect Automatic Annual Resets, a reset will not occur if the Account Value is lower than the Guaranteed Withdrawal Amount.)


Under these circumstances, the one-time Optional Reset increases the Benefit Base (the remaining amount of money you are guaranteed to receive) by $10,000, but also reduces the Annual Benefit Payment, thereby lengthening the period of time over which you will receive the money. This Optional Reset also reduces the Guaranteed Withdrawal Amount, against which the GWB rider charge is calculated. If the GWB rider charge fee rate does not increase in connection with the Optional Reset, the reduced Guaranteed Withdrawal Amount will result in a reduction in the amount of the annual GWB rider charge.

K. Enhanced GWB - Annual Benefit Payment Continuing When Account Value Reaches Zero


Assume that a contract had an initial Purchase Payment of $100,000. The initial Account Value would be $100,000, the initial Benefit Base would be $105,000 and the initial Annual Benefit Payment would be $7,350 ($105,000 x 7%).


Assume that the Benefit Base was reduced to $31,500 due to 10 years of withdrawing $7,350 each year and assume that the Account Value was further reduced to $0 at year 11 due to poor market performance. We would commence making payments to you (equal, on an annual basis, to the Annual Benefit Payment) until the Benefit Base is exhausted.


In this situation (assuming monthly payments), there would be 51 payments of $612.50 and a final payment of $262.50, which, in sum, would deplete the $31,500 Benefit Base. The total amount withdrawn over the life of the contract would then be $105,000.


[GRAPHIC APPEARS HERE]







Annual
Benefit   Cumulative    Account     Benefit
Payment   Withdrawals   Value       Base
$7,350         $7,350    $100,000    $105,000
   7350        14,700      73,000      97,650
   7350        22,050      52,750      90,300
   7350        29,400    37,562.5      82,950
   7350        36,750   26,171.88      75,600
   7350        44,100   17,628.91      68,250
   7350        51,450   11,221.68      60,900
   7350        58,800    6,416.26      53,550
   7350        66,150   2,812.195      46,200
   7350        73,500    109.1461      38,850
   7350        80,850           0      31,500
   7350        88,200           0      24,150
   7350        95,550           0      16,800
   7350       102,900           0       9,450
  2,100       105,000           0       2,100
      0                                     0

APPENDIX F

DEATH BENEFIT EXAMPLES


The purpose of these examples is to illustrate the operation of the Principal Protection death benefit and the Annual Step-Up death benefit. The investment results shown are hypothetical and are not representative of past or future performance. Actual investment results may be more or less than those shown and will depend upon a number of factors, including the investment allocation made by a contract Owner and the investment experience of the Investment Portfolios chosen. THE EXAMPLES DO NOT REFLECT THE DEDUCTION OF FEES AND EXPENSES, WITHDRAWAL CHARGES OR INCOME TAXES AND TAX PENALTIES.




PRINCIPAL PROTECTION DEATH BENEFIT

The purpose of this example is to show how partial withdrawals reduce the Principal Protection death benefit proportionately by the percentage reduction in Account Value attributable to each partial withdrawal.





                                                         DATE                          AMOUNT
                                            ------------------------------   -------------------------
   A    Initial Purchase Payment                      10/1/2014              $100,000
   B    Account Value                                 10/1/2015              $104,000
                                            (First Contract Anniversary)
   C    Death Benefit                              As of 10/1/2015           $104,000
                                                                             (= greater of A and B)
   D    Account Value                                 10/1/2016              $ 90,000
                                            (Second Contract Anniversary)
   E    Death Benefit                                 10/1/2016              $100,000
                                                                             (= greater of A and D)
   F    Withdrawal                                    10/2/2016              $  9,000
   G    Percentage Reduction in Account               10/2/2016                        10%
        Value                                                                (= F/D)
   H    Account Value after Withdrawal                10/2/2016              $ 81,000
                                                                             (= D-F)
   I    Purchase Payments Reduced for              As of 10/2/2016           $ 90,000
        Withdrawal                                                           (= A-(A x G))
   J    Death Benefit                                 10/2/2016              $ 90,000
                                                                             (= greater of H and I)


Notes to Example
----------------


Purchaser is age 60 at issue.



The Account Values on 10/1/2016 and 10/2/2016 are assumed to be equal prior to the withdrawal.

ANNUAL STEP-UP DEATH BENEFIT

The purpose of this example is to show how partial withdrawals reduce the Annual Step-Up death benefit proportionately by the percentage reduction in Account Value attributable to each partial withdrawal.





                                                              DATE                          AMOUNT
                                                 ------------------------------   -------------------------
   A    Initial Purchase Payment                           10/1/2014              $100,000
   B    Account Value                                      10/1/2015              $104,000
                                                 (First Contract Anniversary)
   C    Death Benefit (Highest Anniversary              As of 10/1/2015           $104,000
        Value)                                                                    (= greater of A and B)
   D    Account Value                                      10/1/2016              $ 90,000
                                                 (Second Contract Anniversary)

   E    Death Benefit (Highest Contract Year               10/1/2016              $104,000
        Anniversary)                                                              (= greater of B and D)
   F    Withdrawal                                         10/2/2016              $  9,000
   G    Percentage Reduction in Account                    10/2/2016                        10%
        Value                                                                     (= F/D)
   H    Account Value after Withdrawal                     10/2/2016              $ 81,000
                                                                                  (= D-F)
   I    Highest Anniversary Value Reduced               As of 10/2/2016           $ 93,600
        for Withdrawal                                                            (= E-(E x G))
   J    Death Benefit                                      10/2/2016              $ 93,600
                                                                                  (= greater of H and I)


Notes to Example
----------------


Purchaser is age 60 at issue.



The Account Values on 10/1/2016 and 10/2/2016 are assumed to be equal prior to the withdrawal.

                                                  THE VARIABLE ANNUITY CONTRACT

                                                                       ISSUED BY


                                      FIRST METLIFE INVESTORS INSURANCE COMPANY


                                                                             AND



                           FIRST METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE



                                                                         CLASS B




                                                                  APRIL 28, 2014




This prospectus describes the flexible premium deferred variable annuity contract offered by First MetLife Investors Insurance Company (First
MetLife Investors or we or us). The contract is offered for individuals and some tax qualified and non-tax qualified retirement plans. Currently the contract is not available for new sales.




                               The annuity contract has 52 investment choices - a Fixed Account that offers an interest rate guaranteed by us, and 53
      Investment Portfolios listed below. Effective for contracts issued on and after May 1, 2003, the Fixed Account is not available as an investment choice.







AMERICAN FUNDS INSURANCE SERIES (Reg. TM) (CLASS 2):

     American Funds Global Growth Fund

     American Funds Global Small Capitalization Fund

     American Funds Growth Fund


MET INVESTORS SERIES TRUST (CLASS B OR, AS NOTED, CLASS A):

     AllianceBernstein Global Dynamic Allocation Portfolio


     Allianz Global Investors Dynamic Multi-Asset Plus Portfolio


     AQR Global Risk Balanced Portfolio

     BlackRock Global Tactical Strategies Portfolio

     BlackRock High Yield Portfolio


     Clarion Global Real Estate Portfolio

     ClearBridge Aggressive Growth Portfolio

     Invesco Balanced-Risk Allocation Portfolio

     Invesco Comstock Portfolio

     Invesco Mid Cap Value Portfolio

         (formerly Lord Abbett Mid Cap Value Portfolio)


     JPMorgan Global Active Allocation Portfolio


     JPMorgan Small Cap Value Portfolio

     Lord Abbett Bond Debenture Portfolio


     Met/Franklin Low Duration Total Return Portfolio

     Met/Templeton International Bond Portfolio*

     MetLife Balanced Plus Portfolio

     MetLife Multi-Index Targeted Risk Portfolio

     MFS (Reg. TM) Emerging Markets Equity Portfolio

     MFS (Reg. TM) Research International Portfolio

     Morgan Stanley Mid Cap Growth Portfolio

     Oppenheimer Global Equity Portfolio


     PanAgora Global Diversified Risk Portfolio


     PIMCO Inflation Protected Bond Portfolio

     PIMCO Total Return Portfolio

     Pioneer Fund Portfolio (Class A)

     Pioneer Strategic Income Portfolio (Class A)

     Pyramis (Reg. TM) Government Income Portfolio

     Pyramis (Reg. TM) Managed Risk Portfolio

     Schroders Global Multi-Asset Portfolio

     T. Rowe Price Large Cap Value Portfolio


     WMC Large Cap Research Portfolio

         (formerly BlackRock Large Cap Core Portfolio)



*These portfolios are only available for investment if certain optional riders are elected. (See "Purchase - Investment Allocation Restrictions for Certain Riders.")

METROPOLITAN SERIES FUND:

     Barclays Aggregate Bond Index Portfolio (Class G)

     BlackRock Bond Income Portfolio (Class B)


     BlackRock Capital Appreciation Portfolio (Class A)


     BlackRock Money Market Portfolio (Class B)


     Jennison Growth Portfolio (Class B)


     Loomis Sayles Small Cap Growth Portfolio (Class B)

     Met/Dimensional International Small Company Portfolio (Class B)

     MFS (Reg. TM) Total Return Portfolio (Class B)

     MFS (Reg. TM) Value Portfolio (Class B)

     Neuberger Berman Genesis Portfolio (Class B)

     Van Eck Global Natural Resources Portfolio (Class B)*


     WMC Core Equity Opportunities Portfolio (Class E)

         (formerly Davis Venture Value Portfolio)



*These portfolios are only available for investment if certain optional riders are elected. (See "Purchase - Investment Allocation Restrictions for Certain Riders.")



MET INVESTORS SERIES TRUST - ASSET ALLOCATION PORTFOLIOS (CLASS B):


     MetLife Asset Allocation 100 Portfolio

         (formerly MetLife Aggressive Strategy Portfolio)

     SSgA Growth and Income ETF Portfolio

     SSgA Growth ETF Portfolio



METROPOLITAN SERIES FUND -  ASSET ALLOCATION PORTFOLIOS (CLASS B):

     MetLife Asset Allocation 20 Portfolio

     MetLife Asset Allocation 40 Portfolio

     MetLife Asset Allocation 60 Portfolio

     MetLife Asset Allocation 80 Portfolio





Please read this prospectus before investing and keep it on file for future reference. It contains important information about the First MetLife Investors Variable Annuity Contract.



To learn more about the First MetLife Investors Variable Annuity Contract, you can obtain a copy of the Statement of Additional Information (SAI) dated April 28, 2014. The SAI has been filed with the Securities and Exchange Commission
(SEC) and is legally a part of the prospectus. The SEC maintains a Web site (http://www.sec.gov) that contains the SAI, material incorporated by reference, and other information regarding companies that file electronically with the SEC. The Table of Contents of the SAI is on Page 72 of this prospectus. For a free copy of the SAI, call us at (800) 709-2811, visit our website at WWW.METLIFEINVESTORS.COM, or write to us at: 11225 North Community House Road, Charlotte, NC 28277.


The contracts:


o  are not bank deposits

o  are not FDIC insured

o  are not insured by any federal government agency

o  are not guaranteed by any bank or credit union

o  may be subject to loss of principal


THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED THESE SECURITIES OR DETERMINED IF THIS PROSPECTUS IS ACCURATE OR COMPLETE. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.



April 28, 2014

TABLE OF CONTENTS                       PAGE

INDEX OF SPECIAL TERMS..................   4
HIGHLIGHTS..............................   5
FEE TABLES AND EXAMPLES.................   7
1. THE ANNUITY CONTRACT.................  14
     Frequent or Large Transfers........  14
2. PURCHASE.............................  15
     Purchase Payments..................  15
     Termination for Low Account Value    15
  .
     Allocation of Purchase Payments....  16
     Investment Allocation Restrictions
for Certain
       Riders...........................  17
     Free Look..........................  19
     Accumulation Units.................  19
     Account Value......................  20
     Replacement of Contracts...........  20
3. INVESTMENT OPTIONS...................  20
     Investment Portfolios That Are       23
  Funds-of-Funds  .
     Transfers..........................  23
     Dollar Cost Averaging Programs.....  27
     Three Month Market Entry Program...  28
     Automatic Rebalancing Program......  28
     Voting Rights......................  29
     Substitution of Investment Options   29
  .
4. EXPENSES.............................  29
     Product Charges....................  29
     Account Fee........................  30
     Lifetime Income Solution Plus -      30
  Rider Charge  .
     Lifetime Withdrawal Guarantee -      31
  Rider Charge  .
     Withdrawal Charge..................  31
     Reduction or Elimination of the
Withdrawal
       Charge...........................  32
     Premium and Other Taxes............  33
     Transfer Fee.......................  33
     Income Taxes.......................  33
     Investment Portfolio Expenses......  33
5. ANNUITY PAYMENTS
     (THE INCOME PHASE).................  33
     Annuity Date.......................  33
     Annuity Payments...................  34
     Annuity Options....................  35
     Variable Annuity Payments..........  36
     Fixed Annuity Payments.............  36
6. ACCESS TO YOUR MONEY.................  37
     Systematic Withdrawal Program......  38


     Suspension of Payments or            38
  Transfers  .
7. LIVING BENEFITS......................  38
     Guaranteed Income Benefit..........  38
     Description of LIS Plus II.........  40
     Description of LIS Plus I..........  46
     Guaranteed Withdrawal Benefit......  46
     Description of the LWG.............  48
8. PERFORMANCE..........................  53
9. DEATH BENEFIT........................  54
     Upon Your Death....................  54
     Standard Death Benefit - Principal   54
  Protection  .
     Optional Death Benefit - Annual      54
  Step-Up  .
     General Death Benefit Provisions...  55
     Spousal Continuation...............  56
     Death of the Annuitant.............  56
     Controlled Payout..................  56
10. FEDERAL INCOME TAX STATUS...........  56
     Non-Qualified Contracts............  57
     Qualified Contracts................  60
11. OTHER INFORMATION...................  67
     First MetLife Investors............  67
     The Separate Account...............  67
     Distributor........................  68
     Selling Firms......................  68
     Requests and Elections.............  69
     Ownership..........................  70
     Legal Proceedings..................  71
     Financial Statements...............  71
TABLE OF CONTENTS OF THE STATEMENT OF
ADDITIONAL INFORMATION..................  71
APPENDIX A.............................. A-1
     Condensed Financial Information.... A-1
APPENDIX B.............................. B-1
     Participating Investment            B-1
  Portfolios  .
APPENDIX C.............................. C-1
     EDCA Examples with Multiple         C-1
  Purchase Payments
APPENDIX D.............................. D-1
     Lifetime Income Solution Plus       D-1
  Examples  .
APPENDIX E.............................. E-1
     Lifetime Withdrawal Guarantee       E-1
  Examples  .
APPENDIX F.............................. F-1
     Death Benefit Examples............. F-1

INDEX OF SPECIAL TERMS

Because of the complex nature of the contract, we have used certain words or terms in this prospectus which may need an explanation. We have identified the following as some of these words or terms. The page that is indicated here is where we believe you will find the best explanation for the word or term. These words and terms are in italics on the indicated page.



                                                                         PAGE

Account Value............................................................ 20
Accumulation Phase....................................................... 14
Accumulation Unit........................................................ 19
Annual Benefit Payment................................................... 49
Annuitant................................................................ 71
Annuity Date............................................................. 33
Annuity Options.......................................................... 35
Annuity Payments......................................................... 33
Annuity Units............................................................ 34
Beneficiary.............................................................. 70
Business Day............................................................. 16
Contract Year............................................................ 15
Fixed Account............................................................ 14
Good Order............................................................... 70
Guaranteed Principal Adjustment.......................................... 51
Income Base.............................................................. 40
Income Phase............................................................. 14
Investment Portfolios.................................................... 20
Joint Owners............................................................. 70
Owner.................................................................... 70
Purchase Payment......................................................... 15
Remaining Guaranteed Withdrawal Amount................................... 48
Separate Account......................................................... 67
Total Guaranteed Withdrawal Amount....................................... 48

HIGHLIGHTS

The variable annuity contract that we are offering is a contract between you, the Owner, and us, the insurance company, where you agree to make at least one Purchase Payment to us and we agree to make a series of Annuity Payments at a later date. The contract has a maximum issue age and you should consult with your registered representative. The contract provides a means for investing on a tax-deferred basis in our Fixed Account (for contracts issued prior to May 1, 2003) and the Investment Portfolios. The contract is intended for retirement savings or other long-term investment purposes. When you purchase the contract, you can choose an optional death benefit and fixed and variable income options. You can also select the Lifetime Income Solution Plus (LIS Plus) rider. We are obligated to pay all money we owe under the contracts, including death benefits, income payments, and amounts due under the LIS Plus rider. Any such amount that exceeds the assets in the Separate Account is paid from our general account, subject to our financial strength and claims-paying ability and our long-term ability to make such payments, and is not guaranteed by any other party. (See "Other Information - The Separate Account".)


The contract, like all deferred annuity contracts, has two phases: the Accumulation Phase and the Income Phase. During the Accumulation Phase, earnings accumulate on a tax-deferred basis and are taxed as income when you make a withdrawal. If you make a withdrawal during the Accumulation Phase, we may assess a withdrawal charge of up to 7%. Certain withdrawals, depending on the amount and timing, may negatively impact the benefits and guarantees provided by your contract. You should carefully consider whether a withdrawal under a particular circumstance will have any negative impact to your benefits or guarantees. The impact of withdrawals generally on your benefits and guarantees is discussed in the corresponding sections of the prospectus describing such benefits and guarantees.


The Income Phase occurs when you or a designated payee begin receiving regular Annuity Payments from your contract. You and the Annuitant (the person on whose life we base Annuity Payments) do not have to be the same, unless you purchase a tax qualified contract or elect the GMIB (see "Living Benefits - Guaranteed Income Benefits").


You can have Annuity Payments made on a variable basis, a fixed basis, or a combination of both. If you choose variable Annuity Payments, the amount of the variable Annuity Payments will depend upon the investment performance of the Investment Portfolio(s) you select for the Income Phase. If you choose fixed Annuity Payments, the amount of each payment will not change during the Income Phase.


TAX DEFERRAL AND QUALIFIED PLANS. The contracts are offered for individuals and some tax qualified and non-tax qualified retirement plans. For any tax qualified account (e.g., an IRA), the tax deferred accrual feature is provided by the tax qualified retirement plan. Therefore, there should be reasons other than tax deferral for acquiring the contract within a qualified plan. (See "Federal Income Tax Status.")


FREE LOOK. You may cancel the contract within 10 days after receiving it. If you mail your cancellation request, the request must be postmarked by the appropriate day; if you deliver your cancellation request by hand, it must be received by us by the appropriate day. You will receive whatever your contract is worth on the day that we receive your cancellation request, and we will not deduct a withdrawal charge. The amount you receive may be more or less than your Purchase Payment, depending upon the performance of the Investment Portfolios. You bear the risk of any decline in Account Value. We do not refund any charges or deductions assessed during the free look period.


TAX PENALTY. The earnings in your contract are not taxed until you take money out of your contract. If you take money out of a Non-Qualified Contract during the Accumulation Phase, for tax purposes any earnings are deemed to come out first. If you are younger than 59 1/2 when you take money out, you may be charged a 10% federal tax penalty on those earnings. Payments during the Income Phase are considered partly a return of your original investment until your investment is returned.


NON-NATURAL PERSONS AS OWNERS. If the Owner of a non-qualified annuity contract is not a natural person (e.g., a corporation, partnership or certain trusts), gains under the contract are generally not eligible for tax deferral. The Owner of this contract can be a natural person, a trust established for the exclusive benefit of a natural person, a charitable remainder trust or other trust arrangement (if approved by us). The Owner of this contract can also be a Beneficiary of a deceased person's contract that is an Individual Retirement Account or non-qualified deferred annuity. A contract generally may have two Owners (both of whom must be individuals). The contract is not available to corporations or other business organizations, except to the extent an employer is the purchaser of a SEP or SIMPLE IRA contract. Subject to state approval, certain retirement plans qualified under the Internal Revenue Code may purchase the contract. If a non-natural person is the Owner of a Non-Qualified Contract, the distribution on death rules under the Internal Revenue Code may require payment to begin earlier than expected and may impact the usefulness of the living and/or death benefits.


NON-NATURAL PERSONS AS BENEFICIARIES. Naming a non-natural person, such as a trust or estate, as a Beneficiary under the contract will generally eliminate the Beneficiary's ability to stretch the contract or a spousal Beneficiary's ability to continue the contract and the living and/or death benefits.


INQUIRIES. If you need more information, please contact our Annuity Service Center at:


                    MetLife Investors Distribution Company

                                P.O. Box 10366
                          Des Moines, Iowa 50306-0366
                                 (800) 709-2811


ELECTRONIC DELIVERY. As an Owner you may elect to receive electronic delivery of current prospectuses related to this contract, prospectuses and annual and semi-annual reports for the Investment Portfolios and other contract related documents.


Contact us at WWW.METLIFEINVESTORS.COM for more information and to enroll.

FEE TABLES AND EXAMPLES

THE FOLLOWING TABLES DESCRIBE THE FEES AND EXPENSES THAT YOU WILL PAY WHEN BUYING, OWNING, AND SURRENDERING THE CONTRACT. THE FIRST TABLE DESCRIBES THE FEES AND EXPENSES THAT YOU WILL PAY AT THE TIME THAT YOU BUY THE CONTRACT, SURRENDER THE CONTRACT, OR TRANSFER ACCOUNT VALUE BETWEEN INVESTMENT OPTIONS. STATE PREMIUM TAXES MAY ALSO BE DEDUCTED. NEW YORK DOES NOT CURRENTLY ASSESS PREMIUM TAXES ON PURCHASE PAYMENTS.



--------------------------------------------------------------------------------

OWNER TRANSACTION EXPENSES TABLE



WITHDRAWAL CHARGE (Note 1)              7%
(as a percentage of Purchase Payments)
TRANSFER FEE (Note 2)                   $25
                                        $0 (First 12 per year)

--------------------------------------------------------------------------------

Note 1. If an amount withdrawn is determined to include the withdrawal of prior Purchase Payments, a withdrawal charge may be assessed. Withdrawal charges are calculated in accordance with the following. (See "Expenses - Withdrawal Charge.")



      Number of Complete Years from     Withdrawal Charge
      Receipt of Purchase Payment       (% of Purchase Payment)
      -------------------------------   ------------------------
                    0                              7
                    1                              6
                    2                              6
                    3                              5
                    4                              4
                    5                              3
                    6                              2
             7 and thereafter                      0

Note 2. There is no charge for the first 12 transfers in a Contract Year; thereafter the fee is $25 per transfer. First MetLife Investors is currently waiving the transfer fee, but reserves the right to charge the fee in the future.

THE NEXT TABLES DESCRIBE THE FEES AND EXPENSES THAT YOU WILL PAY PERIODICALLY DURING THE TIME THAT YOU OWN THE CONTRACT, NOT INCLUDING INVESTMENT PORTFOLIO FEES AND EXPENSES.

--------------------------------------------------------------------------------


ACCOUNT FEE (Note 1)  $30


SEPARATE ACCOUNT ANNUAL EXPENSES (Note 2)

(referred to as Separate Account Product Charges)

 (as a percentage of average Account Value in the Separate Account)



Mortality and Expense Charge (Note 3)        1.05%
Administration Charge                        0.25%
                                             ----
Total Separate Account Annual Expenses       1.30%
Death Benefit Rider Charge (Optional)
(as a percentage of average Account
Value in the Separate
Account)
Optional Death Benefit - Annual Step-Up      0.20%
Total Separate Account Annual Expenses
Including Charge for Optional Death          1.50%
  Benefit

--------------------------------------------------------------------------------

Note 1. An account fee of $30 is charged on the last day of each Contract Year if the Account Value is less than $50,000. Different policies apply during the Income Phase of the contract. (See "Expenses").


Note 2. Certain charges and expenses for contracts issued before May 1, 2004 are different. Certain charges and expenses may not apply during the Income Phase of the contract. (See "Expenses").


Note 3. We are waiving the following amount of the mortality and expense charge: the amount, if any, equal to the underlying fund expenses that are in excess of 0.83% for the subaccount investing in the T. Rowe Price Large Cap Value Portfolio (Class B); and the amount, if any, equal to the underlying fund expenses that are in excess of 0.87% for the subaccount investing in the Oppenheimer Global Equity Portfolio (Class B).

ADDITIONAL OPTIONAL RIDER CHARGES (NOTE 1)



LIFETIME INCOME SOLUTION PLUS (LIS PLUS) RIDER
CHARGES (Note 2)
LIS Plus II - maximum charge           1.50%

LIS Plus II - current charge           0.95%
LIS Plus I - maximum charge            1.50%
LIS Plus I - current charge            0.95%
GUARANTEED WITHDRAWAL BENEFIT (LIFETIME WITHDRAWAL
GUARANTEE) RIDER CHARGE (Note 3)
(as a percentage of the Total Guaranteed
Withdrawal Amount) (Note 4)
Lifetime Withdrawal Guarantee (Single  0.95%
  Life version) - maximum charge

Lifetime Withdrawal Guarantee (Single  0.50%
  Life version) - current charge
Lifetime Withdrawal Guarantee (Joint   1.40%
  Life version) - maximum charge
Lifetime Withdrawal Guarantee (Joint   0.70%
  Life version) - current charge

--------------------------------------------------------------------------------

Note 1. Certain charges and expenses may not apply during the Income Phase of the contract. (See "Expenses.")



Note 2: The LIS Plus II rider was available with contracts issued on or before December 30, 2011. The LIS Plus I rider was available with contracts issued on or before July 16, 2010. LIS riders are guaranteed minimum income benefit riders and we may refer to them as "GMIB" riders in this prospectus.


Note 2. On the issue date, the Income Base is equal to your initial Purchase Payment. The Income Base is adjusted for subsequent Purchase Payments and withdrawals. See "Living Benefits - Guaranteed Income Benefits" for a definition of the term Income Base. The LIS Plus II and LIS Plus I rider charges may increase upon an Optional Step-Up, but they will not exceed the maximum charges listed in this table. If, at the time your contract was issued, the current rider charge was equal to the maximum rider charge, that rider charge will not increase upon an Optional Step-Up. (See "Expenses.")


Note 3: The Lifetime Withdrawal Guarantee rider was available with contracts issued on or before July 11, 2008.


Note 4. The Total Guaranteed Withdrawal Amount is initially set at an amount equal to your initial Purchase Payment. The Total Guaranteed Withdrawal Amount may increase with additional Purchase Payments. See "Living Benefits - Guaranteed Withdrawal Benefit" for a definition of the term Total Guaranteed Withdrawal Amount. The Lifetime Withdrawal Guarantee rider charges may increase upon an Automatic Annual Step-Up, but they will not exceed the maximum charges listed in this table. If, at the time your contract was issued, the current rider charge was equal to the maximum rider charge, that rider charge will not increase upon an Automatic Annual Step-Up. (See "Expenses.")

--------------------------------------------------------------------------------

THE NEXT TABLE SHOWS THE MINIMUM AND MAXIMUM TOTAL OPERATING EXPENSES CHARGED BY THE INVESTMENT PORTFOLIOS THAT YOU MAY PAY PERIODICALLY DURING THE TIME THAT YOU OWN THE CONTRACT. CERTAIN INVESTMENT PORTFOLIOS MAY IMPOSE A REDEMPTION FEE IN THE FUTURE. MORE DETAIL CONCERNING EACH INVESTMENT PORTFOLIO'S FEES AND EXPENSES IS CONTAINED IN THE PROSPECTUSES FOR THE INVESTMENT PORTFOLIOS AND IN THE FOLLOWING TABLES.




                                         Minimum     Maximum
                                         ----        ----

Total Annual Portfolio Expenses          0.58%       1.90%
(expenses that are deducted from
  Investment Portfolio assets, including
  management fees, 12b-1/service fees,
  and other expenses)





--------------------------------------------------------------------------------


FOR INFORMATION CONCERNING COMPENSATION PAID FOR THE SALE OF THE CONTRACTS, SEE "OTHER INFORMATION -


DISTRIBUTOR."

INVESTMENT PORTFOLIO EXPENSES

(as a percentage of the average daily net assets of an Investment Portfolio)


The following table is a summary. For more complete information on Investment Portfolio fees and expenses, please refer to the prospectus for each Investment Portfolio.






                                                                                                                          NET
                                                                                  ACQUIRED     TOTAL     CONTRACTUAL     TOTAL
                                                                                    FUND       ANNUAL      EXPENSE      ANNUAL
                                          MANAGEMENT   12B-1/SERVICE     OTHER    FEES AND   PORTFOLIO     SUBSIDY     PORTFOLIO
                                             FEES           FEES       EXPENSES   EXPENSES    EXPENSES   OR DEFERRAL   EXPENSES
                                         ------------ --------------- ---------- ---------- ----------- ------------- ----------
AMERICAN FUNDS INSURANCE SERIES (Reg.
  TM)
 American Funds Global Growth Fund         0.52%        0.25%          0.03%      0.00%      0.80%          -          0.80%
 American Funds Global Small               0.70%        0.25%          0.04%      0.00%      0.99%          -          0.99%
  Capitalization
 Fund
 American Funds Growth Fund                0.33%        0.25%          0.02%      0.00%      0.60%          -          0.60%
MET INVESTORS SERIES TRUST
 AllianceBernstein Global Dynamic          0.61%        0.25%          0.03%      0.01%      0.90%       0.02%         0.88%
  Allocation
 Portfolio
 Allianz Global Investors Dynamic          0.68%        0.25%          0.93%      0.00%      1.86%       0.66%         1.20%
  Multi-Asset
 Plus Portfolio
 AQR Global Risk Balanced Portfolio        0.61%        0.25%          0.04%      0.03%      0.93%       0.02%         0.91%
 BlackRock Global Tactical Strategies      0.66%        0.25%          0.01%      0.14%      1.06%       0.03%         1.03%
  Portfolio
 BlackRock High Yield Portfolio            0.60%        0.25%          0.09%      0.08%      1.02%          -          1.02%
 Clarion Global Real Estate Portfolio      0.60%        0.25%          0.05%      0.00%      0.90%          -          0.90%
 ClearBridge Aggressive Growth Portfolio   0.59%        0.25%          0.02%      0.00%      0.86%       0.00%         0.86%
 Invesco Balanced-Risk Allocation          0.64%        0.25%          0.04%      0.03%      0.96%       0.03%         0.93%
  Portfolio
 Invesco Comstock Portfolio                0.57%        0.25%          0.02%      0.00%      0.84%       0.02%         0.82%
 Invesco Mid Cap Value Portfolio           0.65%        0.25%          0.05%      0.08%      1.03%       0.02%         1.01%
 JP Morgan Global Active Allocation        0.74%        0.25%          0.09%      0.00%      1.08%       0.05%         1.03%
  Portfolio
 JPMorgan Small Cap Value Portfolio        0.77%        0.25%          0.06%      0.04%      1.12%       0.09%         1.03%
 Lord Abbett Bond Debenture Portfolio      0.51%        0.25%          0.03%      0.00%      0.79%          -          0.79%
 Met/Franklin Low Duration Total Return    0.50%        0.25%          0.05%      0.00%      0.80%       0.03%         0.77%
 Portfolio
 Met/Templeton International Bond          0.60%        0.25%          0.12%      0.00%      0.97%          -          0.97%
  Portfolio
 MetLife Balanced Plus Portfolio           0.24%        0.25%          0.01%      0.42%      0.92%       0.00%         0.92%
 MetLife Multi-Index Targeted Risk         0.18%        0.25%          0.11%      0.22%      0.76%          -          0.76%
  Portfolio
 MFS (Reg. TM) Emerging Markets Equity     0.87%        0.25%          0.15%      0.00%      1.27%       0.01%         1.26%
  Portfolio
 MFS (Reg. TM) Research International      0.68%        0.25%          0.07%      0.00%      1.00%       0.06%         0.94%
  Portfolio
 Morgan Stanley Mid Cap Growth Portfolio   0.64%        0.25%          0.05%      0.00%      0.94%       0.01%         0.93%
 Oppenheimer Global Equity Portfolio       0.67%        0.25%          0.08%      0.00%      1.00%       0.03%         0.97%
 PanAgora Global Diversified Risk          0.65%        0.25%          0.98%      0.02%      1.90%       0.58%         1.32%
  Portfolio
 PIMCO Inflation Protected Bond            0.47%        0.25%          0.08%      0.00%      0.80%       0.00%         0.80%
  Portfolio
 PIMCO Total Return Portfolio              0.48%        0.25%          0.03%      0.00%      0.76%          -          0.76%
 Pioneer Fund Portfolio                    0.65%        0.00%          0.05%      0.00%      0.70%       0.04%         0.66%
 Pioneer Strategic Income Portfolio        0.57%        0.00%          0.06%      0.00%      0.63%          -          0.63%
 Pyramis (Reg. TM) Government Income       0.42%        0.25%          0.03%      0.00%      0.70%          -          0.70%
  Portfolio
 Pyramis (Reg. TM) Managed Risk            0.45%        0.25%          0.45%      0.46%      1.61%       0.35%         1.26%
  Portfolio
 Schroders Global Multi-Asset Portfolio    0.65%        0.25%          0.10%      0.05%      1.05%          -          1.05%
 T. Rowe Price Large Cap Value Portfolio   0.57%        0.25%          0.02%      0.00%      0.84%          -          0.84%
 WMC Large Cap Research Portfolio          0.59%        0.25%          0.03%      0.00%      0.87%       0.05%         0.82%

                                                                                                                          NET
                                                                                  ACQUIRED     TOTAL     CONTRACTUAL     TOTAL
                                                                                    FUND       ANNUAL      EXPENSE      ANNUAL
                                          MANAGEMENT   12B-1/SERVICE     OTHER    FEES AND   PORTFOLIO     SUBSIDY     PORTFOLIO
                                             FEES           FEES       EXPENSES   EXPENSES    EXPENSES   OR DEFERRAL   EXPENSES
                                         ------------ --------------- ---------- ---------- ----------- ------------- ----------
METROPOLITAN SERIES FUND
 Barclays Aggregate Bond Index Portfolio   0.25%        0.30%          0.03%      0.00%      0.58%       0.01%         0.57%
 BlackRock Bond Income Portfolio           0.33%        0.25%          0.02%      0.00%      0.60%       0.00%         0.60%
 BlackRock Capital Appreciation            0.69%        0.00%          0.02%      0.00%      0.71%       0.01%         0.70%
  Portfolio
 BlackRock Money Market Portfolio          0.33%        0.25%          0.02%      0.00%      0.60%       0.02%         0.58%
 Jennison Growth Portfolio                 0.60%        0.25%          0.02%      0.00%      0.87%       0.07%         0.80%
 Loomis Sayles Small Cap Growth            0.90%        0.25%          0.05%      0.00%      1.20%       0.09%         1.11%
  Portfolio
 Met/Dimensional International Small       0.81%        0.25%          0.14%      0.00%      1.20%       0.01%         1.19%
 Company Portfolio
 MFS (Reg. TM) Total Return Portfolio      0.55%        0.25%          0.04%      0.00%      0.84%          -          0.84%
 MFS (Reg. TM) Value Portfolio             0.70%        0.25%          0.02%      0.00%      0.97%       0.14%         0.83%
 Neuberger Berman Genesis Portfolio        0.80%        0.25%          0.03%      0.00%      1.08%       0.01%         1.07%
 Van Eck Global Natural Resources          0.78%        0.25%          0.03%      0.01%      1.07%       0.01%         1.06%
  Portfolio
 WMC Core Equity Opportunities Portfolio   0.70%        0.15%          0.02%      0.00%      0.87%       0.11%         0.76%
MET INVESTORS SERIES TRUST - ASSET
 ALLOCATION PORTFOLIOS
 MetLife Asset Allocation 100 Portfolio    0.07%        0.25%          0.01%      0.70%      1.03%          -          1.03%
 SSgA Growth and Income ETF Portfolio      0.30%        0.25%          0.01%      0.23%      0.79%          -          0.79%
 SSgA Growth ETF Portfolio                 0.32%        0.25%          0.01%      0.25%      0.83%          -          0.83%
METROPOLITAN SERIES FUND - ASSET
 ALLOCATION PORTFOLIOS
 MetLife Asset Allocation 20 Portfolio     0.09%        0.25%          0.02%      0.52%      0.88%       0.01%         0.87%
 MetLife Asset Allocation 40 Portfolio     0.07%        0.25%          0.01%      0.57%      0.90%          -          0.90%
 MetLife Asset Allocation 60 Portfolio     0.06%        0.25%          0.00%      0.62%      0.93%          -          0.93%
 MetLife Asset Allocation 80 Portfolio     0.06%        0.25%          0.01%      0.66%      0.98%          -          0.98%





The information shown in the table above was provided by the Investment Portfolios and we have not independently verified that information. Net Total Annual Portfolio Expenses shown in the table reflect any current fee waiver or expense reimbursement arrangement that will remain in effect for a period of at least one year from the date of the Investment Portfolio's 2014 prospectus. "0.00%" in the Contractual Expense Subsidy or Deferral column indicates that there is such an arrangement in effect for a Investment Portfolio, but that the expenses of the Investment Portfolio are below the level that would trigger the waiver or reimbursement. Fee waiver and expense reimbursement arrangements with a duration of less than one year, or arrangements that may be terminated without the consent of the Investment Portfolio's board of directors or trustees, are not shown.



Certain Investment Portfolios that have "Acquired Fund Fees and Expenses" are "funds of funds." A fund of funds invests substantially all of its assets in other underlying funds. Because the Investment Portfolio invests in other funds, it will bear its pro rata portion of the operating expenses of those underlying funds, including the management fee.

EXAMPLES

THESE EXAMPLES ARE INTENDED TO HELP YOU COMPARE THE COST OF INVESTING IN THE CONTRACT WITH THE COST OF INVESTING IN OTHER VARIABLE ANNUITY CONTRACTS. THESE COSTS INCLUDE CONTRACT OWNER TRANSACTION EXPENSES, CONTRACT FEES, SEPARATE ACCOUNT ANNUAL EXPENSES, AND INVESTMENT PORTFOLIO FEES AND EXPENSES.


THE EXAMPLES ASSUME THAT YOU INVEST $10,000 IN THE CONTRACT FOR THE TIME PERIODS INDICATED. THE EXAMPLES ALSO ASSUME THAT YOUR INVESTMENT HAS A 5% RETURN EACH YEAR AND ASSUME: (A) MAXIMUM AND (B) MINIMUM FEES AND EXPENSES OF ANY OF THE INVESTMENT PORTFOLIOS (BEFORE SUBSIDY AND/OR DEFERRAL). ALTHOUGH YOUR ACTUAL COSTS MAY BE HIGHER OR LOWER, BASED ON THESE ASSUMPTIONS, YOUR COSTS WOULD BE:


CHART 1. Chart 1 assumes you select the optional Annual Step-Up Death Benefit rider and the Lifetime Income Solution Plus II rider (assuming the maximum 1.50% charge applies in all Contract Years), which is the most expensive way to purchase the contract.


(1) IF YOU SURRENDER YOUR CONTRACT AT THE END OF THE APPLICABLE TIME PERIOD:




                               Time Periods
                    1 year         3 years        5 years       10 years
                 ------------   ------------   ------------   ------------
    maximum       (a)$1,227      (a)$2,140      (a)$3,063      (a)$5,590
    minimum       (b)$1,095      (b)$1,755      (b)$2,438      (b)$4,437


(2) IF YOU DO NOT SURRENDER YOUR CONTRACT OR IF YOU ANNUITIZE AT THE END OF THE APPLICABLE TIME PERIOD:




                              Time Periods
                   1 year        3 years        5 years       10 years
                 ----------   ------------   ------------   ------------
    maximum       (a)$527      (a)$1,600      (a)$2,703      (a)$5,590
    minimum       (b)$395      (b)$1,215      (b)$2,078      (b)$4,437




CHART 2. Chart 2 assumes you do not select the optional death benefit or any living benefit rider, which is the least expensive way to purchase the contract.


(1) IF YOU SURRENDER YOUR CONTRACT AT THE END OF THE APPLICABLE TIME PERIOD:




                               Time Periods
                    1 year         3 years        5 years       10 years
                 ------------   ------------   ------------   ------------
    maximum       (a)$1,049      (a)$1,602      (a)$2,154      (a)$3,717
    minimum         (b)$917      (b)$1,208      (b)$1,502      (b)$2,433


(2) IF YOU DO NOT SURRENDER YOUR CONTRACT OR IF YOU ANNUITIZE AT THE END OF THE APPLICABLE TIME PERIOD:




                              Time Periods
                   1 year        3 years        5 years       10 years
                 ----------   ------------   ------------   ------------
    maximum       (a)$349      (a)$1,062      (a)$1,794      (a)$3,717
    minimum       (b)$217        (b)$668      (b)$1,142      (b)$2,433



The Examples should not be considered a representation of past or future expenses or annual rates of return of any Investment Portfolio. Actual expenses and annual rates of return may be more or less than those assumed for the purpose of the Examples. Condensed financial information containing the Accumulation Unit value history appears in Appendix A of this prospectus as well as in the SAI.

1. THE ANNUITY CONTRACT

This prospectus describes the Variable Annuity Contract offered by us.


The variable annuity contract is a contract between you as the Owner, and us, the insurance company, where we promise to pay an income to you, in the form of Annuity Payments, beginning on a designated date that you select. Until you decide to begin receiving Annuity Payments, your annuity is in the ACCUMULATION PHASE. Once you begin receiving Annuity Payments, your contract switches to the INCOME PHASE.


The contract benefits from tax deferral. Tax deferral means that you are not taxed on earnings or appreciation on the assets in your contract until you take money out of your contract. For any tax qualified account (e.g., an IRA), the tax deferred accrual feature is provided by the tax qualified retirement plan. Therefore, there should be reasons other than tax deferral for acquiring the contract within a qualified plan. (See "Federal Income Tax Status.")


The contract is called a variable annuity because you can choose among the Investment Portfolios and, depending upon market conditions, you can make or lose money in any of these portfolios. If you select the variable annuity portion of the contract, the amount of money you are able to accumulate in your contract during the Accumulation Phase depends upon the investment performance of the Investment Portfolio(s) you select. The amount of the Annuity Payments you receive during the Income Phase from the variable annuity portion of the contract also depends, in part, upon the investment performance of the Investment Portfolio(s) you select for the Income Phase. We do not guarantee the investment performance of the variable annuity portion. You bear the full investment risk for all amounts allocated to the variable annuity portion. However, there are certain optional features that provide guarantees that can reduce your investment risk (see "Living Benefits").


Except as described below, the contract also contains a FIXED ACCOUNT. The Fixed Account is not offered by this prospectus. The Fixed Account offers an interest rate that is guaranteed by us. If you select the Fixed Account, your money will be placed with our other general account assets, and the amount of money you are able to accumulate in your contract during the Accumulation Phase depends upon the total interest credited to your contract. The Fixed Account is part of our general account. Our general account consists of all assets owned by us other than those in the Separate Account and our other separate accounts. We have sole discretion over the investment of assets in the general account. If you select a fixed Annuity Payment option during the Income Phase, payments are made from our general account assets.


The amount of the Annuity Payments you receive during the Income Phase from a fixed Annuity Payment option of the contract will remain level for the entire Income Phase. (Please see "Annuity Payments (The Income Phase)" for more information.)


EFFECTIVE FOR CONTRACTS ISSUED ON AND AFTER MAY 1, 2003, THE FIXED ACCOUNT OF FIRST METLIFE INVESTORS IS NOT AVAILABLE AS AN INVESTMENT CHOICE (A GUARANTEED ACCOUNT OPTION IS AVAILABLE IN CONNECTION WITH AN ENHANCED DOLLAR COST AVERAGING PROGRAM DURING THE ACCUMULATION PHASE, AND A FIXED ANNUITY PAYMENT OPTION IS AVAILABLE DURING THE INCOME PHASE). ALL REFERENCES IN THIS PROSPECTUS TO INVESTMENTS IN OR TRANSFERS INTO THE FIXED ACCOUNT SHALL ONLY APPLY TO CONTRACTS ISSUED PRIOR TO MAY 1, 2003.


As Owner of the contract, you exercise all interests and rights under the contract. You can change the Owner at any time, subject to our underwriting rules (a change of ownership may terminate certain optional riders). The contract may be owned generally by Joint Owners (limited to two natural persons). We provide more information on this under "Other Information - Ownership."



All contract provisions will be interpreted and administered in accordance with the requirements of the Internal Revenue Code (the "Code"). Any Code references to "spouses" include those persons who are married spouses under state law, regardless of sex.



FREQUENT OR LARGE TRANSFERS


We have policies and procedures that attempt to detect frequent transfers in situations where there is potential for pricing inefficiencies and where, therefore, the transfers may adversely affect contract Owners and other persons who have interests in the contracts. We employ various means to monitor transfer activity, such as periodically examining the frequency and size of an Owner's transfers into and out of Investment Portfolios that we believe present the potential for pricing inefficiencies. Our policies and procedures may result in transfer restrictions being applied to deter frequent transfers.


Large transfers may increase brokerage and administrative costs of the Investment Portfolios and may disrupt portfolio management strategy. We do not monitor for large transfers except where a portfolio manager of a particular Investment Portfolio has brought large transfer activity to our attention, including "block transfers" where transfer requests have been submitted on behalf of multiple contract Owners by a third party, such as an investment adviser. When we detect such large trades, we may impose restrictions similar to those described above.


Our policies and procedures on frequent or large transfers are discussed in more detail in "Investment Options - Transfers - Restrictions on Frequent Transfers" and "Investment Options - Transfers - Restrictions on Large Transfers." We may revise these policies and procedures in our sole discretion at any time without prior notice.




2. PURCHASE

We reserve the right to reject any application.


PURCHASE PAYMENTS


A PURCHASE PAYMENT is the money you give us to invest in the contract. The initial Purchase Payment is due on the date the contract is issued. You may also be permitted to make subsequent Purchase Payments. Initial and subsequent Purchase Payments are subject to certain requirements. These requirements are explained below. We may restrict your ability to make subsequent Purchase Payments. The manner in which subsequent Purchase Payments may be restricted is discussed below.


GENERAL REQUIREMENTS FOR PURCHASE PAYMENTS. The following requirements apply to initial and subsequent Purchase Payments:


o The minimum initial Purchase Payment we will accept is $5,000 when the contract is purchased as a Non-Qualified Contract.


o If you are purchasing the contract as part of an IRA (Individual Retirement Annuity) or other qualified plan, the minimum initial Purchase Payment we will accept is $2,000.


o If you want to make an initial Purchase Payment of $1 million or more, or a subsequent Purchase Payment that would cause your total Purchase Payments to exceed $1 million, you will need our prior approval.


o The minimum subsequent Purchase Payment is $500 unless you have elected an electronic funds transfer program approved by us, in which case the minimum subsequent Purchase Payment is $100 per month.


o  We will accept a different amount if required by federal tax law.


o We reserve the right to refuse Purchase Payments made via a personal check in excess of $100,000. Purchase Payments over $100,000 may be accepted in other forms, including, but not limited to, EFT/wire transfers, certified checks, corporate checks, and checks written on financial institutions. The form in which we receive a Purchase Payment may determine how soon subsequent disbursement requests may be fulfilled. (See "Access to Your Money.")


o We will not accept Purchase Payments made with cash, money orders, or travelers checks.


RESTRICTIONS ON SUBSEQUENT PURCHASE PAYMENTS. We may restrict your ability to make subsequent Purchase Payments. We will notify you in advance if we impose restrictions on subsequent Purchase Payments. You and your financial representative should carefully consider whether our ability to restrict subsequent Purchase Payments is consistent with your investment objectives.


o We reserve the right to reject any Purchase Payment and to limit future Purchase Payments. This means that we may restrict your ability to make subsequent Purchase Payments for any reason, subject to applicable requirements in New York State. We may make certain exceptions to restrictions on subsequent Purchase Payments in accordance with our established administrative procedures.


TERMINATION FOR LOW ACCOUNT VALUE


We may terminate your contract by paying you the Account Value in one sum if, prior to the Annuity Date, you do not make Purchase Payments for three consecutive Contract Years, the total amount of Purchase Payments made, less any partial withdrawals, is less than $2,000 or any lower amount required by federal tax laws, and the Account Value on or after the end of such three year period is less than $2,000. (A CONTRACT YEAR is defined as a one-year period starting on the date the contract is issued and on each contract anniversary thereafter.) Accordingly, no contract will be terminated due solely to negative investment performance. Federal tax law may impose additional restrictions on our right to cancel your Traditional IRA, Roth IRA, SEP, SIMPLE IRA or other Qualified Contract. We will not terminate the contract if it includes a Lifetime Withdrawal Guarantee rider. In addition, we will not terminate any contract that includes a Guaranteed Minimum Income Benefit (GMIB) rider or a guaranteed death benefit, if at the time the termination would otherwise occur the Income Base of the GMIB rider, or the guaranteed amount under any death benefit, is greater than the Account Value. For all other contracts, we reserve the right to exercise this termination provision, subject to obtaining any required regulatory approvals.


ALLOCATION OF PURCHASE PAYMENTS


When you purchase a contract, we will allocate your Purchase Payment to the Fixed Account and/or any of the Investment Portfolios you have selected. You may not choose more than 18 Investment Portfolios (including the Fixed Account) at the time your initial Purchase Payment is allocated. Each allocation must be at least $500 and must be in whole numbers.


We have reserved the right to restrict payments to the Fixed Account if any of the following conditions exist:


o the credited interest rate on the Fixed Account is equal to the guaranteed minimum rate;


o your Account Value in the Fixed Account equals or exceeds our published maximum for Fixed Account allocation (currently, there is no limit); or


o  a transfer was made out of the Fixed Account within the previous 180 days.


Once we receive your Purchase Payment and the necessary information (or a designee receives a payment and the necessary information in accordance with the designee's administrative procedures), we will issue your contract and allocate your first Purchase Payment within 2 Business Days. A BUSINESS DAY is each day that the New York Stock Exchange is open for business. A Business Day closes at the close of normal trading on the New York Stock Exchange, usually 4:00 p.m. Eastern Time. If you do not give us all of the information we need, we will contact you to get it before we make any allocation. If for some reason we are unable to complete this process within 5 Business Days, we will either send back your money or get your permission to keep it until we get all of the necessary information. (See "Other Information - Requests and Elections.") However, if you allocate Purchase Payments to a discontinued Investment Portfolio (see Appendix A), we will request reallocation instructions, or if we are unable to obtain such instructions, we will return your Purchase Payment to you.


We may restrict the investment options available to you if you select certain optional riders. These restrictions are intended to reduce the risk of investment losses that could require us to use our own assets to pay amounts due under the selected optional rider.


If you choose the LIS Plus II rider, or if you chose the LIS Plus I rider, until the rider terminates, we will require you to allocate your purchase payments and account value as described below under "Investment Allocation Restrictions for Certain Riders."


If you chose the Lifetime Withdrawal Guarantee (LWG) rider, until the rider terminates, we will require you to allocate your Purchase Payments and Account Value as described in "Living Benefits - Guaranteed Withdrawal Benefits - Description of the Lifetime Withdrawal Guarantee" (you may participate in the Enhanced Dollar Cost Averaging (EDCA) program, subject to restrictions).


If you make additional Purchase Payments, we will allocate them in the same way as your first Purchase Payment unless you tell us otherwise. However, if you make an additional Purchase Payment while an EDCA or Dollar Cost Averaging
(DCA) program is in effect, we will not allocate the additional Purchase Payment to the EDCA or DCA program, unless you tell us to do so. Instead, unless you give us other instructions, we will allocate the additional Purchase Payment directly to the same destination Investment Portfolios you selected under the EDCA or DCA program. (See "Investment Options -

Dollar Cost Averaging Programs.") You may change your allocation instructions at any time by notifying us in writing, by calling us or by Internet. You may not choose more than 18 Investment Portfolios (including the Fixed Account) at the time you submit a subsequent Purchase Payment. If you wish to allocate the payment to more than 18 Investment Portfolios (including the Fixed Account), we must have your request to allocate future Purchase Payments to more than 18 Investment Portfolios on record before we can apply your subsequent Purchase Payment to your chosen allocation. If there are Joint Owners, unless we are instructed to the contrary, we will accept allocation instructions from either Joint Owner.


INVESTMENT ALLOCATION RESTRICTIONS FOR CERTAIN RIDERS


ALLOCATION. If you elect the LIS Plus II, or if you elected the LIS Plus I, you must comply with certain investment allocation restrictions. SPECIFICALLY, YOU MUST ALLOCATE ACCORDING TO EITHER (A) OR (B) BELOW:
                           ------


(A) You must allocate:



o 100% of your Purchase Payments or Account Value among the AllianceBernstein Global Dynamic Allocation Portfolio, Allianz Global Investors Dynamic Multi-Asset Plus Portfolio, AQR Global Risk Balanced Portfolio, BlackRock Global Tactical Strategies Portfolio, BlackRock Money Market Portfolio, Invesco Balanced-Risk Allocation Portfolio, JPMorgan Global Active Allocation Portfolio, MetLife Balanced Plus Portfolio, MetLife Asset Allocation 20 Portfolio, MetLife Asset Allocation 40 Portfolio, MetLife Asset Allocation 60 Portfolio, MetLife Multi-Index Targeted Risk Portfolio, PanAgora Global Diversified Risk Portfolio Pyramis (Reg. TM) Managed Risk Portfolio, Schroders Global Multi-Asset Portfolio, and/or the SSgA Growth and Income ETF Portfolio. (You may also allocate Purchase Payments to the EDCA program, provided that your destination portfolios are one or more of the above listed Investment Portfolios; you may not allocate Purchase Payments to the Dollar Cost Averaging program.)


For contracts issued based on applications and necessary information received at our Annuity Service Center before the close of the New York Stock Exchange on May 1, 2009, the MetLife Asset Allocation 80 Portfolio is also available under option (A).



OR


(B) You must allocate:


o  AT LEAST 30% of Purchase Payments or Account Value to Platform 1 portfolios;



o  UP TO 70% of Purchase Payments or Account Value to Platform 2 portfolios;


o  UP TO 15% of Purchase Payments or Account Value to Platform 3 portfolios;
     and


o  UP TO 15% of Purchase Payments or Account Value to Platform 4 portfolios.


For contracts issued based on applications and necessary information received at our Annuity Service Center in good order before the close of the New York Stock Exchange on May 1, 2009, the following invesment allocation restrictions apply under option (B): you must allocate at least 15% of purchase payments or
                                          ------------
account value to Platform 1 portfolios and you may allocate up to 85% of
                                                            ---------
purchase payments or account value to Platform 2 portfolios (the percentages for Platforms 3 and 4 are the same as those listed above).


(See the "EDCA" section below for information on allocating Purchase Payments to the EDCA account under option (B). You may not allocate Purchase Payments to the Dollar Cost Averaging program under option (B).)


The investment options in each Platform are:


Platform 1
----------


     Barclays Aggregate Bond Index Portfolio

     BlackRock Bond Income Portfolio

     BlackRock Money Market Portfolio

     Met/Franklin Low Duration Total Return Portfolio

     PIMCO Inflation Protected Bond Portfolio

     PIMCO Total Return Portfolio

     Pyramis (Reg. TM) Government Income Portfolio


Platform 2
----------


     AllianceBernstein Global Dynamic Allocation Portfolio


     Allianz Global Investors Dynamic Multi-Asset Plus Portfolio


     American Funds Global Growth Fund

     American Funds Growth Fund

     AQR Global Risk Balanced Portfolio

     BlackRock Capital Appreciation Portfolio

     BlackRock Global Tactical Strategies Portfolio


     BlackRock High Yield Portfolio

     ClearBridge Aggressive Growth Portfolio


     Invesco Balanced-Risk Allocation Portfolio

     Invesco Comstock Portfolio

     Jennison Growth Portfolio

     JPMorgan Global Active Allocation Portfolio

     Lord Abbett Bond Debenture Portfolio


     MetLife Asset Allocation 20 Portfolio

     MetLife Asset Allocation 40 Portfolio

     MetLife Asset Allocation 60 Portfolio

     MetLife Asset Allocation 80 Portfolio

     MetLife Asset Allocation 100 Portfolio

     MetLife Balanced Plus Portfolio


     MetLife Multi-Index Targeted Risk Portfolio

     MFS (Reg. TM) Research International Portfolio

     MFS (Reg. TM) Total Return Portfolio

     MFS (Reg. TM) Value Portfolio

     Oppenheimer Global Equity Portfolio


     PanAgora Global Diversified Risk Portfolio


     Pioneer Fund Portfolio

     Pioneer Strategic Income Portfolio

     Pyramis (Reg. TM) Managed Risk Portfolio

     Schroders Global Multi-Asset Portfolio

     SSgA Growth and Income ETF Portfolio

     SSgA Growth ETF Portfolio

     T. Rowe Price Large Cap Value Portfolio


     WMC Core Equity Opportunities Portfolio

     WMC Large Cap Research Portfolio



Platform 3
----------



     Invesco Mid Cap Value Portfolio


     Morgan Stanley Mid Cap Growth Portfolio


Platform 4
----------


     American Funds Global Small Capitalization Fund

     Clarion Global Real Estate Portfolio

     JPMorgan Small Cap Value Portfolio

     Loomis Sayles Small Cap Growth Portfolio

     Met/Dimensional International Small Company Portfolio

     Met/Templeton International Bond Portfolio

     MFS (Reg. TM) Emerging Markets Equity Portfolio

     Neuberger Berman Genesis Portfolio

     Van Eck Global Natural Resources Portfolio


YOUR PURCHASE PAYMENTS AND TRANSFER REQUESTS MUST BE ALLOCATED IN ACCORDANCE WITH THE ABOVE LIMITATIONS. WE WILL REJECT ANY PURCHASE PAYMENTS OR TRANSFER REQUESTS THAT DO NOT COMPLY WITH THE ABOVE LIMITATIONS.


We determine whether an investment option is classified as Platform 1, Platform 2, Platform 3 or Platform 4. We may determine or change the classification of an investment option in the event that an investment option is added, deleted, substituted, merged or otherwise reorganized. You will not be required to reallocate Purchase Payments or Account Value that you allocated to an investment option before we changed its classification, unless you make a new Purchase Payment or request a transfer among investment options (other than pursuant to rebalancing and Enhanced Dollar Cost Averaging programs in existence at the time the classification of the investment option changed). If you make a new Purchase Payment or request a transfer among investment options, you will be required to take the new classification into account in the allocation of your entire Account Value. We will provide you with prior written notice of any changes in classification of investment options.


REBALANCING. If you choose to allocate according to (B) above, we will rebalance your Account Value on a quarterly basis based on your most recent allocation of Purchase Payments that complies with the allocation limitations described above. We will also rebalance your Account Value when we receive a subsequent Purchase Payment that is accompanied by new allocation instructions (in addition to the quarterly rebalancing). We will first rebalance your Account Value on the date that is three months from the rider issue date; provided however, if a quarterly rebalancing date occurs on the 29th, 30th or 31st of a month, we will instead rebalance on the 1st day of the following month. We will subsequently rebalance your Account Value on each quarter thereafter on the same day. In addition, if a quarterly rebalancing date is not a Business Day, the reallocation will occur on the next Business Day. Withdrawals from the contract will not result in rebalancing on the date of withdrawal.


The rebalancing requirement described above does not apply if you choose to allocate according to (A) above.


SUBSEQUENT PURCHASE PAYMENTS. Subsequent Purchase Payments must be allocated in accordance with the above limitations. When allocating according to (B) above, it is important to remember that the entire Account Value will be immediately reallocated according to any new allocation instructions that accompany a subsequent Purchase Payment, if the new allocation instructions differ from those previously received for the contract. Allocating according to (B) does not permit you to specify different allocations for individual Purchase Payments. Due to the rebalancing and reallocation requirements of (B), the entire account will be immediately reallocated according to the most recently provided allocation instructions.


Example:
-------


   Your Account Value is $100,000 and allocated 70% to the Pioneer Fund Portfolio and 30% to the PIMCO Total Return Portfolio using Option B of the Portfolio Flexibility Program. You make a subsequent Purchase Payment of $5,000 and provide instructions to allocate 100% of that payment to the BlackRock Money Market Portfolio. As a result of the new allocation instructions, your entire Account Value of $105,000 will then be reallocated to the BlackRock Money Market Portfolio.


EDCA. If you choose to allocate according to (B) above and you choose to allocate a Purchase Payment to the EDCA account, that entire Purchase Payment must be allocated only to the EDCA account. Any transfer from an EDCA account must be allocated in accordance with the limitations described under (B) above. In addition, if you made previous Purchase Payments before allocating a Purchase Payment to the EDCA account, all transfers from an EDCA account must be allocated to the same investment options as your most recent allocations for Purchase Payments.


CHANGING PURCHASE PAYMENT ALLOCATION INSTRUCTIONS. You may change your Purchase Payment allocation instructions under (B) above at any time by providing notice to us, at our Annuity Service Center, or by any other method acceptable to us, provided that such instructions comply with the allocation limits described above. If you provide new allocation instructions for Purchase Payments and if these instructions conform to the allocation limits described under (B) above, then we will rebalance in accordance with the revised allocation instructions. Any future Purchase Payment, EDCA account transfer and quarterly rebalancing allocations will be automatically updated in accordance with these new instructions.


TRANSFERS. Please note that any transfer request must result in an Account Value that meets the allocation limits described above. Any transfer request will not cause your allocation instructions to change unless you provide us with a separate instruction at the time of transfer.


FREE LOOK


If you change your mind about owning this contract, you can cancel it within 10 days after receiving it. We ask that you submit your request to cancel in writing, signed by you, to our Annuity Service Center. When you cancel the contract within this "free look" period, we will not assess a withdrawal charge. You will receive back whatever your contract is worth on the day we receive your request. This may be more or less than your Purchase Payment depending upon the performance of the Investment Portfolios you allocated your Purchase Payment to during the free look period. This means that you bear the risk of any decline in the value of your contract during the free look period. We do not refund any charges or deductions assessed during the free look period.


ACCUMULATION UNITS


The portion of your Account Value allocated to the Separate Account will go up or down depending upon the investment performance of the Investment Portfolio(s) you choose. In order to keep track of this portion of your Account Value, we use a unit of measure we call an ACCUMULATION UNIT. (An Accumulation Unit works like a share of a mutual fund.)


Every Business Day as of the close of the New York Stock Exchange (generally 4:00 p.m. Eastern Time), we determine the value of an Accumulation Unit for each of the Investment Portfolios by multiplying the Accumulation Unit value for the immediately preceding Business Day by a factor for the current Business Day. The factor is determined by:


1) dividing the net asset value per share of the Investment Portfolio at the end of the current Business Day, plus any dividend or capital gains per share declared on behalf of the Investment Portfolio as of that day, by the net asset value per share of the Investment Portfolio for the previous Business Day, and


2) multiplying it by one minus the Separate Account product charges (including any rider charge for the Annual Step-Up Death Benefit) for each day since the last Business Day and any charges for taxes.


The value of an Accumulation Unit may go up or down from day to day.


When you make a Purchase Payment, we credit your contract with Accumulation Units. The number of Accumulation Units credited is determined by dividing the amount of the Purchase Payment allocated to an Investment Portfolio by the value of the Accumulation Unit for that Investment Portfolio.

Purchase Payments and transfer requests are credited to a contract on the basis of the Accumulation Unit value next determined after receipt of a Purchase Payment or transfer request. Purchase Payments or transfer requests received before the close of the New York Stock Exchange will be credited to your
------
contract that day, after the New York Stock Exchange closes. Purchase Payments or transfer requests received after the close of the New York Stock Exchange,
                              -----
or on a day when the New York Stock Exchange is not open, will be treated as received on the next day the New York Stock Exchange is open (the next Business
Day).


EXAMPLE:



   On Monday we receive an additional Purchase Payment of $5,000 from you before 4:00 p.m. Eastern Time. You have told us you want this to go to the Invesco Mid Cap Value Portfolio. When the New York Stock Exchange closes on that Monday, we determine that the value of an Accumulation Unit for the Invesco Mid Cap Value Portfolio is $13.90. We then divide $5,000 by $13.90 and credit your contract on Monday night with 359.71 Accumulation Units for the Invesco Mid Cap Value Portfolio.



ACCOUNT VALUE


ACCOUNT VALUE is equal to the sum of your interests in the Investment Portfolios, the Fixed Account, and the EDCA account. Your interest in each Investment Portfolio is determined by multiplying the number of Accumulation Units for that portfolio by the value of the Accumulation Unit.


REPLACEMENT OF CONTRACTS


EXCHANGE PROGRAMS. From time to time we may offer programs under which certain fixed or variable annuity contracts previously issued by us or one of our affiliates may be exchanged for the contracts offered by this prospectus. Currently, with respect to exchanges from certain of our variable annuity contracts to this contract, an existing contract is eligible for exchange if a withdrawal from, or surrender of, the contract would not trigger a withdrawal charge. The Account Value of this contract attributable to the exchanged assets will not be subject to any withdrawal charge or be eligible for the Enhanced Dollar Cost Averaging program or the Three Month Market Entry Program (see "Investment Options - Dollar Cost Averaging Programs"). Any additional Purchase Payments contributed to the new contract will be subject to all fees and charges, including the withdrawal charge described in this prospectus. You should carefully consider whether an exchange is appropriate for you by comparing the death benefits, living benefits, and other guarantees provided by the contract you currently own to the benefits and guarantees that would be provided by the new contract offered by this prospectus. Then, you should compare the fees and charges (for example, the death benefit charges, the living benefit charges, and the mortality and expense charge) of your current contract to the fees and charges of the new contract, which may be higher than your current contract. The programs we offer will be made available on terms and conditions determined by us, and any such programs will comply with applicable law. We believe the exchanges will be tax-free for federal income tax purposes; however, you should consult your tax adviser before making any such exchange.


OTHER EXCHANGES. Generally you can exchange one variable annuity contract for another in a tax-free exchange under Section 1035 of the Internal Revenue Code. Before making an exchange, you should compare both annuities carefully. If you exchange another annuity for the one described in this prospectus, unless the exchange occurs under one of our exchange programs as described above, you might have to pay a surrender charge on your old annuity, and there will be a new surrender charge period for this contract. Other charges may be higher (or lower) and the benefits may be different. Also, because we will not issue the contract until we have received the initial premium from your existing insurance company, the issuance of the contract may be delayed. Generally, it is not advisable to purchase a contract as a replacement for an existing variable annuity contract. Before you exchange another annuity for our contract, ask your registered representative whether the exchange would be advantageous, given the contract features, benefits and charges.




3. INVESTMENT OPTIONS


The contract offers 53 INVESTMENT PORTFOLIOS, which are listed below. Additional Investment Portfolios may be available in the future.



YOU SHOULD READ THE PROSPECTUSES FOR THESE FUNDS CAREFULLY. YOU CAN OBTAIN COPIES OF THE FUND PROSPECTUSES BY CALLING OR WRITING TO US AT: FIRST METLIFE INVESTORS INSURANCE COMPANY, ANNUITY SERVICE CENTER, P.O. BOX 10366, DES MOINES, IOWA 50306-0366, (800) 709-2811. YOU CAN ALSO OBTAIN INFORMATION ABOUT THE FUNDS

(INCLUDING A COPY OF THE STATEMENT OF ADDITIONAL INFORMATION) BY ACCESSING THE SECURITIES AND EXCHANGE COMMISSION'S WEBSITE AT HTTP://
WWW.SEC.GOV. CERTAIN INVESTMENT PORTFOLIOS DESCRIBED IN THE FUND PROSPECTUSES MAY NOT BE AVAILABLE WITH YOUR CONTRACT. (SEE APPENDIX A.) APPENDIX B CONTAINS A SUMMARY OF ADVISERS, SUBADVISERS, AND INVESTMENT OBJECTIVES FOR EACH INVESTMENT PORTFOLIO.


The investment objectives and policies of certain of the Investment Portfolios may be similar to the investment objectives and policies of other mutual funds that certain of the portfolios' investment advisers manage. Although the objectives and policies may be similar, the investment results of the Investment Portfolios may be higher or lower than the results of such other mutual funds. The investment advisers cannot guarantee, and make no representation, that the investment results of similar funds will be comparable even though the funds may have the same investment advisers.


Shares of the Investment Portfolios may be offered to insurance company Separate Accounts of both variable annuity and variable life insurance contracts and to qualified plans. Due to differences in tax treatment and other considerations, the interests of various Owners participating in, and the interests of qualified plans investing in the Investment Portfolios may conflict. The Investment Portfolios will monitor events in order to identify the existence of any material irreconcilable conflicts and determine what action, if any, should be taken in response to any such conflict.



CERTAIN PAYMENTS WE RECEIVE WITH REGARD TO THE INVESTMENT PORTFOLIOS. An investment adviser (other than our affiliate MetLife Advisers, LLC) or subadviser of an Investment Portfolio, or its affiliates, may make payments to us and/or certain of our affiliates. These payments may be used for a variety of purposes, including payment of expenses for certain administrative, marketing, and support services with respect to the contracts and, in our role as an intermediary, with respect to the Investment Portfolios. We and our affiliates may profit from these payments. These payments may be derived, in whole or in part, from the advisory fee deducted from Investment Portfolio assets. Contract Owners, through their indirect investment in the Investment Portfolios, bear the costs of these advisory fees (see the Investment Portfolio prospectuses for more information). The amount of the payments we receive is based on a percentage of assets of the Investment Portfolios attributable to the contracts and certain other variable insurance products that we and our affiliates issue. These percentages differ and some advisers or subadvisers (or their affiliates) may pay us more than others. These percentages currently range up to 0.50%.



Additionally, an investment adviser (other than our affiliate MetLife Advisers, LLC) or subadviser of an Investment Portfolio or its affiliates may provide us with wholesaling services that assist in the distribution of the contracts and may pay us and/or certain of our affiliates amounts to participate in sales meetings. These amounts may be significant and may provide the adviser or subadviser (or its affiliate) with increased access to persons involved in the distribution of the contracts.


We and/or certain of our affiliated insurance companies have joint ownership interests in our affiliated investment adviser, MetLife Advisers, LLC, which is formed as a "limited liability company." Our ownership interests in MetLife Advisers, LLC entitle us to profit distributions if the adviser makes a profit with respect to the advisory fees it receives from the Investment Portfolios. We will benefit accordingly from assets allocated to the Investment Portfolios to the extent they result in profits to the adviser. (See "Fee Tables and Examples - Investment Portfolio Expenses" for information on the management fees paid by the Investment Portfolios and the Statement of Additional Information for the Investment Portfolios for information on the management fees paid by the adviser to the subadvisers.)


Certain Investment Portfolios have adopted a Distribution Plan under Rule 12b-1 of the Investment Company Act of 1940. An Investment Portfolio's 12b-1 Plan, if any, is described in more detail in the Investment Portfolio's prospectus. (See "Fee Tables and Examples - Investment Portfolio Expenses" and "Distributor.") Any payments we receive pursuant to those 12b-1 Plans are paid to us or our distributor. Payments under an Investment Portfolio's 12b-1 Plan decrease the Investment Portfolio's investment return.


We select the Investment Portfolios offered through this contract based on a number of criteria, including asset class coverage, the strength of the adviser's or subadviser's reputation and tenure, brand recognition, performance, and the capability and qualification of each investment firm. Another factor we consider during the selection process is whether the Investment Portfolio's adviser or subadviser is one of our affiliates or whether the

Investment Portfolio, its adviser, its subadviser(s), or an affiliate will make payments to us or our affiliates. In this regard, the profit distributions we receive from our affiliated investment adviser are a component of the total revenue that we consider in configuring the features and investment choices available in the variable insurance products that we and our affiliated insurance companies issue. Since we and our affiliated insurance companies may benefit more from the allocation of assets to portfolios advised by our affiliates than to those that are not, we may be more inclined to offer portfolios advised by our affiliates in the variable insurance products we issue. We review the Investment Portfolios periodically and may remove an Investment Portfolio or limit its availability to new Purchase Payments and/or transfers of Account Value if we determine that the Investment Portfolio no longer meets one or more of the selection criteria, and/or if the Investment Portfolio has not attracted significant allocations from contract Owners. In some cases, we have included Investment Portfolios based on recommendations made by selling firms. These selling firms may receive payments from the Investment Portfolios they recommend (including through inclusion of Investment Portfolios in any asset allocation models they develop) and may benefit accordingly from the allocation of Account Value to such Investment Portfolios.



WE DO NOT PROVIDE ANY INVESTMENT ADVICE AND DO NOT RECOMMEND OR ENDORSE ANY PARTICULAR INVESTMENT PORTFOLIO. YOU BEAR THE RISK OF ANY DECLINE IN THE ACCOUNT VALUE OF YOUR CONTRACT RESULTING FROM THE PERFORMANCE OF THE INVESTMENT PORTFOLIOS YOU HAVE CHOSEN.


We make certain payments to American Funds Distributors, Inc., principal underwriter for the American Funds Insurance Series (Reg. TM). (See "Other Information -

Distributor.")



AMERICAN FUNDS INSURANCE SERIES (Reg. TM) (CLASS 2)

American Funds Insurance Series (Reg. TM) is a trust with multiple portfolios. Capital Research and Management Company is the investment adviser to each portfolio. The following Class 2 portfolios are available under the contract:


     American Funds Global Growth Fund

     American Funds Global Small Capitalization Fund

     American Funds Growth Fund



MET INVESTORS SERIES TRUST (CLASS B OR, AS NOTED, CLASS A)

Met Investors Series Trust is a mutual fund with multiple portfolios. MetLife Advisers, LLC (MetLife Advisers), an affiliate of First MetLife Investors, is the investment manager of Met Investors Series Trust. MetLife Advisers has engaged subadvisers to provide investment advice for the individual Investment Portfolios. (See Appendix B for the names of the subadvisers.) The following Class B or, as noted, Class A portfolios are available under the contract:


     AllianceBernstein Global Dynamic Allocation Portfolio


     Allianz Global Investors Dynamic Multi-Asset Plus Portfolio


     AQR Global Risk Balanced Portfolio

     BlackRock Global Tactical Strategies Portfolio

     BlackRock High Yield Portfolio


     Clarion Global Real Estate Portfolio

     ClearBridge Aggressive Growth Portfolio

     Invesco Balanced-Risk Allocation Portfolio

     Invesco Comstock Portfolio

     Invesco Mid Cap Value Portfolio

         (formerly Lord Abbett Mid Cap Value Portfolio)


     JPMorgan Global Active Allocation Portfolio


     JPMorgan Small Cap Value Portfolio

     Lord Abbett Bond Debenture Portfolio


     Met/Franklin Low Duration Total Return Portfolio

     Met/Templeton International Bond Portfolio*

     MetLife Balanced Plus Portfolio

     MetLife Multi-Index Targeted Risk Portfolio

     MFS (Reg. TM) Emerging Markets Equity Portfolio

     MFS (Reg. TM) Research International Portfolio

     Morgan Stanley Mid Cap Growth Portfolio

     Oppenheimer Global Equity Portfolio


     PanAgora Global Diversified Risk Portfolio


     PIMCO Inflation Protected Bond Portfolio

     PIMCO Total Return Portfolio

     Pioneer Fund Portfolio (Class A)

     Pioneer Strategic Income Portfolio (Class A)

     Pyramis (Reg. TM) Government Income Portfolio

     Pyramis (Reg. TM) Managed Risk Portfolio

     Schroders Global Multi-Asset Portfolio

     T. Rowe Price Large Cap Value Portfolio


     WMC Large Cap Research Portfolio

         (formerly BlackRock Large Cap Core Portfolio)



* This portfolio is only available for investment if certain optional riders are elected. (See "Purchase - Investment Allocation Restrictions for Certain Riders.")



METROPOLITAN SERIES FUND


Metropolitan Series Fund is a mutual fund with multiple portfolios. MetLife Advisers, an affiliate of First MetLife Investors, is the investment adviser to the portfolios. MetLife Advisers has engaged subadvisers to provide investment advice for the individual Investment Portfolios. (See Appendix B for the names of the subadvisers.) The following portfolios are available under the contract:



     Barclays Aggregate Bond Index Portfolio (Class G)

     BlackRock Bond Income Portfolio (Class B)


     BlackRock Capital Appreciation Portfolio (Class A)


     BlackRock Money Market Portfolio (Class B)


     Jennison Growth Portfolio (Class B)


     Loomis Sayles Small Cap Growth Portfolio (Class B)

     Met/Dimensional International Small Company Portfolio (Class B)

     MFS (Reg. TM) Total Return Portfolio (Class B)

     MFS (Reg. TM) Value Portfolio (Class B)

     Neuberger Berman Genesis Portfolio (Class B)

     Van Eck Global Natural Resources Portfolio (Class B)*


     WMC Core Equity Opportunities Portfolio (Class E)

         (formerly Davis Venture Value Portfolio)



* This portfolio is only available for investment if certain optional riders are elected. (See "Purchase - Investment Allocation Restrictions for Certain Riders.")



MET INVESTORS SERIES TRUST - ASSET ALLOCATION PORTFOLIOS (CLASS B)

In addition to the portfolios listed above under Met Investors Series Trust, the following Class B portfolios are available under the contract:



     MetLife Asset Allocation 100 Portfolio

         (formerly MetLife Aggressive Strategy Portfolio)

     SSgA Growth and Income ETF Portfolio

     SSgA Growth ETF Portfolio



METROPOLITAN SERIES FUND - ASSET ALLOCATION PORTFOLIOS (CLASS B)

In addition to the portfolios listed above under Metropolitan Series Fund, the following Class B portfolios are available under the contract:


     MetLife Asset Allocation 20 Portfolio

     MetLife Asset Allocation 40 Portfolio


     MetLife Asset Allocation 60 Portfolio

     MetLife Asset Allocation 80 Portfolio



INVESTMENT PORTFOLIOS THAT ARE FUNDS-OF-FUNDS



The following Investment Portfolios available within Met Investors Series Trust and Metropolitan Series Fund are "funds of funds":



     BlackRock Global Tactical Strategies Portfolio


     MetLife Asset Allocation 20 Portfolio

     MetLife Asset Allocation 40 Portfolio

     MetLife Asset Allocation 60 Portfolio

     MetLife Asset Allocation 80 Portfolio

     MetLife Asset Allocation 100 Portfolio

     MetLife Balanced Plus Portfolio


     MetLife Multi-Index Targeted Risk Portfolio

     Pyramis (Reg. TM) Managed Risk Portfolio

     SSgA Growth and Income ETF Portfolio

     SSgA Growth ETF Portfolio


"Fund of funds" Investment Portfolios invest substantially all of their assets in other portfolios or, with respect to the SSgA Growth and Income ETF Portfolio and the SSgA Growth ETF Portfolio, other exchange-traded funds ("Underlying ETFs"). Therefore, each of these Investment Portfolios will bear its pro rata share of the fees and expenses incurred by the underlying portfolios or Underlying ETFs in which it invests in addition to its own management fees and expenses. This will reduce the investment return of each of the fund of funds Investment Portfolios. The expense levels will vary over time, depending on the mix of underlying portfolios or Underlying ETFs in which the fund of funds Investment Portfolio invests. Contract Owners may be able to realize lower aggregate expenses by investing directly in the underlying portfolios and Underlying ETFs instead of investing in the fund of funds Investment Portfolios, if such underlying portfolios or Underlying ETFs are available under the contract. However, no Underlying ETFs and only some of the underlying portfolios are available under the contract.


TRANSFERS


GENERAL. You can transfer a portion of your Account Value among the Fixed Account (for contracts issued prior to May 1, 2003) and the Investment Portfolios. The contract provides that you can make a maximum of 12 transfers every year and that each transfer is made without charge. We measure a year from the anniversary of the day we issued your contract. We currently allow unlimited transfers but reserve the right to limit this in the future. We may also limit transfers in circumstances of frequent or large transfers, or other transfers we determine are or would be to the disadvantage of other contract Owners. (See "Restrictions on Frequent Transfers" and "Restrictions on Large Transfers" below.) We are not currently charging a transfer fee, but we reserve the right to charge such a fee in the future. If such a charge were to be imposed, it would be $25 for each transfer over 12 in a year. The transfer fee will be deducted from the Investment Portfolio or Fixed Account from which the transfer is made. However, if the entire interest in an account is being transferred, the transfer fee will be deducted from the amount which is transferred.


You can make a transfer to or from any Investment Portfolio or the Fixed Account, subject to the limitations below. All transfers made on the same Business Day will be treated as one transfer. Transfers received before the close of trading on the New York Stock Exchange will take effect as of the end of the Business Day. The following apply to any transfer:


o Your request for transfer must clearly state which Investment Portfolio(s) or the Fixed Account are involved in the transfer.


o  Your request for transfer must clearly state how much the transfer is for.


o The minimum amount you can transfer is $500 from an Investment Portfolio, or your entire interest in the Investment Portfolio, if less (this does not apply to pre-scheduled transfer programs).


o The minimum amount that may be transferred from the Fixed Account is $500, or your entire interest in the Fixed Account. Transfers out of the Fixed Account during the Accumulation Phase are limited to the greater of: (a) 25% of the Fixed Account value at the beginning of the Contract Year, or
     (b) the amount transferred out of the Fixed Account in the prior contract year. Currently we are not imposing these restrictions on transfers out of the Fixed Account, but we have the right to reimpose them at any time. You should be aware that, if transfer restrictions are imposed, it may take a while (even if you make no additional Purchase Payments or transfers into the Fixed Account) to make a complete transfer of your Account Value from the Fixed Account. When deciding whether to invest in the Fixed Account it is important to consider whether the transfer restrictions fit your risk tolerance and time horizon.


o You may not make a transfer to more than 18 Investment Portfolios (including the Fixed Account) at any time if the request is made by telephone to our voice response system or by Internet. A request to transfer to more than 18 Investment Portfolios (including the Fixed Account) may be made by calling or writing our Annuity Service Center.


o If you have elected to add the LIS Plus I, LIS Plus II, or Lifetime Withdrawal Guarantee rider to your contract, you may only make transfers between certain Investment Portfolios. Please refer to "Purchase-Investment Allocation Restrictions for Certain Riders" for more information.


During the Accumulation Phase, to the extent permitted by applicable law, during times of drastic economic or market conditions, we may suspend the transfer privilege temporarily without notice and treat transfer requests based on their separate components (a redemption order with simultaneous request for purchase of another Investment Portfolio). In such a case, the redemption order would be processed at the source Investment Portfolio's next determined Accumulation Unit value. However, the purchase of the new Investment Portfolio would be effective at the next determined Accumulation Unit value for the new Investment Portfolio only after we receive the proceeds from the source Investment Portfolio, or we otherwise receive cash on behalf of the source Investment Portfolio.


For transfers during the Accumulation Phase, we have reserved the right to restrict transfers to the Fixed Account if any one of the following conditions exist:


o the credited interest rate on the Fixed Account is equal to the guaranteed minimum rate;


o your Account Value in the Fixed Account equals or exceeds our published maximum for Fixed Account allocation (currently, there is no limit); or


o  a transfer was made out of the Fixed Account within the previous 180 days.


During the Income Phase, you cannot make transfers from a fixed Annuity Payment option to the Investment Portfolios. You can, however, make transfers during the Income Phase from the Investment Portfolios to a fixed Annuity Payment option and among the Investment Portfolios.

TRANSFERS BY TELEPHONE OR OTHER MEANS. You may elect to make transfers by telephone, Internet or other means acceptable to us. To elect this option, you must first provide us with a notice or agreement in a form that we may require. If you own the contract with a Joint Owner, unless we are instructed otherwise, we will accept instructions from either you or the other Owner. (See "Other Information - Requests and Elections.")


All transfers made on the same day will be treated as one transfer. A transfer will be made as of the end of the Business Day when we receive a notice containing all the required information necessary to process the request. We will consider telephone and Internet requests received after the close of the New York Stock Exchange (generally 4:00 p.m. Eastern Time), or on a day when the New York Stock Exchange is not open, to be received on the next day the New York Stock Exchange is open (the next Business Day).


PRE-SCHEDULED TRANSFER PROGRAM. There are certain programs that involve transfers that are pre-scheduled. When a transfer is made as a result of such a program, we do not count the transfer in determining the applicability of any transfer fee and certain minimums do not apply. The current pre-scheduled transfers are made in conjunction with the following: Dollar Cost Averaging, Three Month Market Entry and Automatic Rebalancing Programs.


RESTRICTIONS ON FREQUENT TRANSFERS. Frequent requests from contract Owners to transfer Account Value may dilute the value of an Investment Portfolio's shares if the frequent trading involves an attempt to take advantage of pricing inefficiencies created by a lag between a change in the value of the securities held by the portfolio and the reflection of that change in the portfolio's share price ("arbitrage trading"). Frequent transfers involving arbitrage trading may adversely affect the long-term performance of the Investment Portfolios, which may in turn adversely affect contract Owners and other persons who may have an interest in the contracts (E.G., Annuitants and Beneficiaries).



We have policies and procedures that attempt to detect and deter frequent transfers in situations where we determine there is a potential for arbitrage trading. Currently, we believe that such situations may be presented in the international, small-cap, and high-yield Investment Portfolios (i.e., the American Funds Global Growth Fund, American Funds Global Small Capitalization Fund, BlackRock High Yield Portfolio, Clarion Global Real Estate Portfolio, JPMorgan Small Cap Value Portfolio, Loomis Sayles Small Cap Growth Portfolio, Lord Abbett Bond Debenture Portfolio, Met/Dimensional International Small Company Portfolio, Met/Templeton International Bond Portfolio, MFS (Reg. TM) Emerging Markets Equity Portfolio, MFS (Reg. TM) Research International Portfolio, Neuberger Berman Genesis Portfolio, Oppenheimer Global Equity Portfolio, Pioneer Strategic Income Portfolio, and Van Eck Global Natural Resources Portfolio), and we monitor transfer activity in those portfolios (the "Monitored Portfolios"). In addition, as described below, we treat all American Funds Insurance Series (Reg. TM) portfolios ("American Funds portfolios") as Monitored Portfolios. We employ various means to monitor transfer activity, such as examining the frequency and size of transfers into and out of the Monitored Portfolios within given periods of time. For example, we currently monitor transfer activity to determine if, for each category of international, small-cap, and high-yield portfolios, in a 12-month period there were: (1) six or more transfers involving the given category; (2) cumulative gross transfers involving the given category that exceed the current Account Value; and (3) two or more "round-trips" involving the given category. A round-trip generally is defined as a transfer in followed by a transfer out within the next seven calendar days or a transfer out followed by a transfer in within the next seven calendar days, in either case subject to certain other criteria. WE DO NOT BELIEVE THAT OTHER INVESTMENT PORTFOLIOS PRESENT A SIGNIFICANT OPPORTUNITY TO ENGAGE IN ARBITRAGE TRADING AND THEREFORE DO NOT MONITOR TRANSFER ACTIVITY IN THOSE PORTFOLIOS. We may change the Monitored Portfolios at any time without notice in our sole discretion.



As a condition to making their portfolios available in our products, American Funds requires us to treat all American Funds portfolios as Monitored Portfolios under our current frequent transfer policies and procedures. Further, American Funds requires us to impose additional specified monitoring criteria for all American Funds portfolios available under the contract, regardless of the potential for arbitrage trading. We are required to monitor transfer activity in American Funds portfolios to determine if there were two or more transfers in followed by transfers out, in each case of a certain dollar amount or greater, in any 30-day period. A first violation of the American Funds monitoring policy will result in a written notice of violation; each additional violation will result in the imposition of a six-month restriction, during which period we will require all transfer requests to or from an American

Funds portfolio to be submitted with an original signature. Further, as Monitored Portfolios, all American Funds portfolios also will be subject to our current frequent transfer policies, procedures and restrictions (described below), and transfer restrictions may be imposed upon a violation of either monitoring policy.


Our policies and procedures may result in transfer restrictions being applied to deter frequent transfers. Currently, when we detect transfer activity in the Monitored Portfolios that exceeds our current transfer limits, we require future transfer requests to or from any Monitored Portfolios under that contract to be submitted with an original signature. A first occurrence will result in the imposition of this restriction for a six month period; a second occurrence will result in the permanent imposition of the restriction. Transfers made under a Dollar Cost Averaging Program, a rebalancing program or, if applicable, any asset allocation program described in this prospectus are not treated as transfers when we monitor the frequency of transfers.


The detection and deterrence of harmful transfer activity involves judgments that are inherently subjective, such as the decision to monitor only those Investment Portfolios that we believe are susceptible to arbitrage trading or the determination of the transfer limits. Our ability to detect and/or restrict such transfer activity may be limited by operational and technological systems, as well as our ability to predict strategies employed by Owners to avoid such detection. Our ability to restrict such transfer activity also may be limited by provisions of the contract. Accordingly, there is no assurance that we will prevent all transfer activity that may adversely affect Owners and other persons with interests in the contracts. We do not accommodate frequent transfers in any Investment Portfolio and there are no arrangements in place to permit any contract Owner to engage in frequent transfers; we apply our policies and procedures without exception, waiver, or special arrangement.


The Investment Portfolios may have adopted their own policies and procedures with respect to frequent transfers in their respective shares, and we reserve the right to enforce these policies and procedures. For example, Investment Portfolios may assess a redemption fee (which we reserve the right to collect) on shares held for a relatively short period. The prospectuses for the Investment Portfolios describe any such policies and procedures, which may be more or less restrictive than the policies and procedures we have adopted. Although we may not have the contractual authority or the operational capacity to apply the frequent transfer policies and procedures of the Investment Portfolios, we have entered into a written agreement, as required by SEC regulation, with each Investment Portfolio or its principal underwriter that obligates us to provide to the Investment Portfolio promptly upon request certain information about the trading activity of individual contract Owners, and to execute instructions from the Investment Portfolio to restrict or prohibit further purchases or transfers by specific contract Owners who violate the frequent transfer policies established by the Investment Portfolio.


In addition, contract Owners and other persons with interests in the contracts should be aware that the purchase and redemption orders received by the Investment Portfolios generally are "omnibus" orders from intermediaries, such as retirement plans or separate accounts funding variable insurance contracts. The omnibus orders reflect the aggregation and netting of multiple orders from individual Owners of variable insurance contracts and/or individual retirement plan participants. The omnibus nature of these orders may limit the Investment Portfolios in their ability to apply their frequent transfer policies and procedures. In addition, the other insurance companies and/or retirement plans may have different policies and procedures or may not have any such policies and procedures because of contractual limitations. For these reasons, we cannot guarantee that the Investment Portfolios (and thus contract Owners) will not be harmed by transfer activity relating to other insurance companies and/or retirement plans that may invest in the Investment Portfolios. If an Investment Portfolio believes that an omnibus order reflects one or more transfer requests from contract Owners engaged in frequent trading, the Investment Portfolio may reject the entire omnibus order.


In accordance with applicable law, we reserve the right to modify or terminate the transfer privilege at any time. We also reserve the right to defer or restrict the transfer privilege at any time that we are unable to purchase or redeem shares of any of the Investment Portfolios, including any refusal or restriction on purchases or redemptions of their shares as a result of their own policies and procedures on frequent transfers (even if an entire omnibus order is rejected due to the frequent transfers of a single contract Owner). You should read the Investment Portfolio prospectuses for more details.




RESTRICTIONS ON LARGE TRANSFERS. Large transfers may increase brokerage and administrative costs of the Investment Portfolios and may disrupt portfolio management strategy, requiring an Investment Portfolio to maintain a high cash position and possibly resulting in lost investment opportunities and forced liquidations. We do not monitor for large transfers to or from Investment Portfolios except where the portfolio manager of a particular Investment Portfolio has brought large transfer activity to our attention for investigation on a case-by-case basis. For example, some portfolio managers have asked us to monitor for "block transfers" where transfer requests have been submitted on behalf of multiple contract Owners by a third party such as an investment adviser. When we detect such large trades, we may impose restrictions similar to those described above where future transfer requests from that third party must be submitted in writing with an original signature. A first occurrence will result in the imposition of this restriction for a six-month period; a second occurrence will result in the permanent imposition of the restriction.



DOLLAR COST AVERAGING PROGRAMS


We offer two dollar cost averaging programs as described below. By allocating amounts on a regular schedule as opposed to allocating the total amount at one particular time, you may be less susceptible to the impact of market fluctuations. You can elect only one dollar cost averaging program at a time. The dollar cost averaging programs are available only during the Accumulation Phase.


If you make an additional Purchase Payment while a Dollar Cost Averaging (DCA) or Enhanced Dollar Cost Averaging (EDCA) program is in effect, we will not allocate the additional payment to the DCA or EDCA program unless you tell us to do so. Instead, unless you previously provided different allocation instructions for future Purchase Payments or provide new allocation instructions with the payment, we will allocate the additional Purchase Payment directly to the same destination Investment Portfolios you selected under the DCA or EDCA program. Any Purchase Payments received after the DCA or EDCA program has ended will be allocated as described in "Purchase -

Allocation of Purchase Payments."


We reserve the right to modify, terminate or suspend any of the dollar cost averaging programs. There is no additional charge for participating in any of the dollar cost averaging programs. If you participate in any of the dollar cost averaging programs, the transfers made under the program are not taken into account in determining any transfer fee. We may, from time to time, offer other dollar cost averaging programs which have terms different from those described in this prospectus. We will terminate your participation in a dollar cost averaging program when we receive notification of your death.


The two dollar cost averaging programs are:


1. STANDARD DOLLAR COST AVERAGING (DCA)


This program allows you to systematically transfer a set amount each month from the Fixed Account or from a money market Investment Portfolio to any of the other available Investment Portfolio(s) you select. We provide certain exceptions from our normal Fixed Account restrictions to accommodate the Dollar Cost Averaging program. These transfers are made on a date you select or, if you do not select a date, on the date that a Purchase Payment or Account Value is allocated to the dollar cost averaging program. However, transfers will be made on the 1st day of the following month for Purchase Payments or Account Value allocated to the dollar cost averaging program on the 29th, 30th, or 31st day of a month.


If you allocate an additional Purchase Payment to your existing DCA program, the DCA transfer amount will not be increased; however, the number of months over which transfers are made is increased, unless otherwise elected in writing. You can terminate the program at any time, at which point transfers under the program will stop. This program is not available if you have selected an LIS Plus rider.


2. ENHANCED DOLLAR COST AVERAGING (EDCA) PROGRAM


The Enhanced Dollar Cost Averaging (EDCA) program allows you to systematically transfer amounts from a guaranteed account option, the EDCA account in the general account, to any available Investment Portfolio(s) you select. Except as discussed below, only new Purchase Payments or portions thereof can be allocated to an EDCA account. The transfer amount will be equal to the amount allocated to the EDCA account divided by a specified number of months (currently 6 or 12 months). For example, a $12,000 allocation to a 6-month program will consist of six $2,000 transfers, and a final transfer of the interest processed separately as a seventh transfer.

When a subsequent Purchase Payment is allocated by you to your existing EDCA account, we create "buckets" within your EDCA account.


o The EDCA transfer amount will be increased by the subsequent Purchase Payment divided by the number of EDCA months (6 or 12 months as you selected) and thereby accelerates the time period over which transfers are made.


o Each allocation (bucket) resulting from a subsequent Purchase Payment will earn interest at the then current interest rate applied to new allocations to an EDCA account of the same monthly term.


o Allocations (buckets) resulting from each Purchase Payment, along with the interest credited, will be transferred on a first-in, first-out basis. Using the example above, a subsequent $6,000 allocation to a 6 month EDCA will increase the EDCA transfer amount from $2,000 to $3,000 ($2,000 plus $6,000/6). This increase will have the effect of accelerating the rate at which the 1st payment bucket is exhausted.


(See Appendix C for further examples of EDCA with multiple Purchase Payments.)


The interest rate earned in an EDCA account will be the minimum guaranteed rate, plus any additional interest which we may declare from time to time. The minimum interest rate depends on the date your contract is issued, but will not be less than 1%. The interest rate earned in an EDCA account is paid over time on declining amounts in the EDCA account. Therefore, the amount of interest payments you receive will decrease as amounts are systematically transferred from the EDCA account to any Investment Portfolio, and the effective interest rate earned will therefore be less than the declared interest rate.


The first transfer we make under the EDCA program is the date your Purchase Payment is allocated to your EDCA account. Subsequent transfers will be made each month thereafter on the same day. However, transfers will be made on the 1st day of the following month for Purchase Payments allocated on the 29th, 30th, or 31st day of a month. If the selected day is not a Business Day, the transfer will be deducted from the EDCA account on the selected day but will be applied to the Investment Portfolios on the next Business Day. EDCA interest will not be credited on the transfer amount between the selected day and the next Business Day. Transfers will continue on a monthly basis until all amounts are transferred from your EDCA account. Your EDCA account will be terminated as of the last transfer.


If you decide you no longer want to participate in the EDCA program, all money remaining in your EDCA account will be transferred to the BlackRock Money Market Portfolio, unless you specify otherwise.


THREE MONTH MARKET ENTRY PROGRAM


Alternatively, you can participate in the Three Month Market Entry Program which operates in the same manner as the Enhanced Dollar Cost Averaging Program, except it is of 3 months duration.


AUTOMATIC REBALANCING PROGRAM


Once your money has been allocated to the Investment Portfolios, the performance of each portfolio may cause your allocation to shift. You can direct us to automatically rebalance your contract to return to your original percentage allocations by selecting our Automatic Rebalancing Program. You can tell us whether to rebalance monthly, quarterly, semi-annually or annually.


An automatic rebalancing program is intended to transfer Account Value from those portfolios that have increased in value to those that have declined or not increased as much in value. Over time, this method of investing may help you "buy low and sell high," although there can be no assurance that this objective will be achieved. Automatic rebalancing does not guarantee profits, nor does it assure that you will not have losses.


We will measure the rebalancing periods from the anniversary of the date we issued your contract. If a dollar cost averaging (either DCA or EDCA) program is in effect, rebalancing allocations will be based on your current DCA or EDCA allocations. If you are not participating in a dollar cost averaging program, we will make allocations based upon your current Purchase Payment allocations, unless you tell us otherwise.


The Automatic Rebalancing Program is available only during the Accumulation Phase. There is no additional charge for participating in the Automatic Rebalancing Program. If you participate in the Automatic Rebalancing Program, the transfers made under the program are not taken into account in determining any transfer fee. We will terminate your participation in the Automatic Rebalancing Program when we receive notification of your death.



EXAMPLE:

   Assume that you want your initial Purchase Payment split between two Investment Portfolios. You want 40% to be in the Lord Abbett Bond Debenture Portfolio and 60% to be in the Morgan Stanley Mid Cap Growth Portfolio. Over the next 2 1/2 months the bond market does very well while the stock market performs poorly. At the end of the first quarter, the Lord Abbett Bond Debenture Portfolio now represents 50% of your holdings because of its increase in value. If you have chosen to have your holdings rebalanced quarterly, on the first day of the next quarter, we will sell some of your units in the Lord Abbett Bond Debenture Portfolio to bring its value back to 40% and use the money to buy more units in the Morgan Stanley Mid Cap Growth Portfolio to increase those holdings to 60%.


VOTING RIGHTS


We are the legal owner of the Investment Portfolio shares. However, we believe that when an Investment Portfolio solicits proxies in conjunction with a vote of shareholders, we are required to obtain from you and other affected Owners instructions as to how to vote those shares. When we receive those instructions, we will vote all of the shares we own in proportion to those instructions. This will also include any shares that we own on our own behalf. The effect of this proportional voting is that a small number of contract Owners may control the outcome of a vote. Should we determine that we are no longer required to comply with the above, we will vote the shares in our own right.


SUBSTITUTION OF INVESTMENT OPTIONS


If investment in the Investment Portfolios or a particular Investment Portfolio is no longer possible, in our judgment becomes inappropriate for purposes of the contract, or for any other reason in our sole discretion, we may substitute another Investment Portfolio or Investment Portfolios without your consent. The substituted Investment Portfolio may have different fees and expenses. Substitution may be made with respect to existing investments or the investment of future Purchase Payments, or both. However, we will not make such substitution without any necessary approval of the Securities and Exchange Commission and applicable state insurance departments. Furthermore, we may close Investment Portfolios to allocation of Purchase Payments or Account Value, or both, at any time in our sole discretion.




4. EXPENSES

There are charges and other expenses associated with the contract that reduce the return on your investment in the contract. These charges and expenses are:


PRODUCT CHARGES


SEPARATE ACCOUNT PRODUCT CHARGES. Each day, we make a deduction for our Separate Account product charges (which consist of the mortality and expense charge, the administration charge and the charges related to any death benefit riders). We do this as part of our calculation of the value of the Accumulation Units and the Annuity Units (I.E., during the Accumulation Phase and the Income Phase-although death benefit charges no longer continue in the Income Phase).


MORTALITY AND EXPENSE CHARGE. We assess a daily mortality and expense charge that is equal, on an annual basis, to 1.05% of the average daily net asset value of each Investment Portfolio. For contracts issued prior to May 1, 2004, the mortality and expense charge on an annual basis is 1.15% of the average daily net asset value of each Investment Portfolio.


This charge compensates us for mortality risks we assume for the Annuity Payment and death benefit guarantees made under the contract. These guarantees include making Annuity Payments that will not change based on our actual mortality experience, and providing a guaranteed minimum death benefit under the contract. The charge also compensates us for expense risks we assume to cover contract maintenance expenses. These expenses may include issuing contracts, maintaining records, making and maintaining subaccounts available under the contract and performing accounting, regulatory compliance, and reporting functions. This charge also compensates us for costs associated with the establishment and administration of the contract, including programs like transfers and dollar cost averaging. If the mortality and expense charge is inadequate to cover the actual expenses of mortality, maintenance, and administration, we will bear the loss. If the charge exceeds the actual expenses, we will add the excess to our profit and it may be used to finance distribution expenses or for any other purpose.


ADMINISTRATION CHARGE. This charge is equal, on an annual basis, to 0.25% of the average daily net asset value of each Investment Portfolio. This charge, together with the account fee (see below), is for the expenses associated with the administration of the contract. Some of these expenses are: issuing contracts, maintaining records, providing accounting, valuation, regulatory and reporting services, as well as expenses associated with marketing, sale and distribution of the contracts.


DEATH BENEFIT RIDER CHARGE. If you select the Annual Step-Up Death Benefit rider, we will deduct a charge that compensates us for the costs and risks we assume in providing the benefit. This charge (assessed during the Accumulation Phase) is equal, on an annual basis, to 0.20% of the average daily net asset value of each Investment Portfolio.


ACCOUNT FEE


During the Accumulation Phase, every Contract Year on your contract anniversary (the anniversary of the date when your contract was issued), we will deduct $30 from your contract as an account fee for the prior Contract Year if your Account Value is less than $50,000. If you make a complete withdrawal from your contract, the full account fee will be deducted from the Account Value regardless of the amount of your Account Value. During the Accumulation Phase, the account fee is deducted pro rata from the Investment Portfolios. This charge is for administrative expenses (see above). This charge cannot be increased.


A pro rata portion of the charge will be deducted from the Account Value on the Annuity Date if this date is other than a contract anniversary. If your Account Value on the Annuity Date is at least $50,000, then we will not deduct the account fee. After the Annuity Date, the charge will be collected monthly out of the Annuity Payment, regardless of the size of your contract.


LIFETIME INCOME SOLUTION PLUS - RIDER CHARGE


We offer a Lifetime Income Solution Plus (LIS Plus) that you can select when you purchase the contract. There are two different versions of the LIS Plus under this contract: LIS Plus II and LIS Plus I. (We may also refer to "LIS" riders as "GMIB" riders in this prospectus.)


If you select an LIS Plus rider, we assess a charge during the Accumulation Phase equal to a percentage of the Income Base at the time the rider charge is assessed. (See "Living Benefit - Guaranteed Income Benefit" for a discussion of how the Income Base is determined.) The percentage charges for each version of the LIS Plus rider are listed below.


The LIS Plus rider charge is assessed at the first contract anniversary, and then at each subsequent contract anniversary, up to and including the anniversary on or immediately preceding the date the rider is exercised.


If you have selected a LIS Plus rider, and you make a full withdrawal (surrender); begin to receive Annuity Payments at the Annuity Date; change the Owner or Joint Owner (or the Annuitant, if a non-natural person owns the contract); or assign the contract, a pro rata portion of the LIS Plus rider charge will be assessed based on the number of months from the last contract anniversary to the date of withdrawal, the beginning of Annuity Payments, the change of Owner/Annuitant, or the assignment.


If an LIS Plus rider is terminated because of the death of the Owner or Joint Owner (or the Annuitant, if a non-natural person owns the contract); because the Guaranteed Principal Option is excercised; or because it is the 30th day following the contract anniversary prior to the Owner's 91st birthday, no LIS Plus rider charge will be assessed based on the number of months from the last contract anniversary to the date the termination takes effect.


The LIS Plus rider charge is deducted from your Account Value pro rata from each Investment Portfolio and the EDCA account in the ratio each portfolio/account bears to your total Account Value. We take amounts from the investment options that are part of the Separate Account by cancelling Accumulation Units from the Separate Account.


The LIS Plus rider has an Optional Step-Up feature, and the rider charge is assessed on the Income Base prior to any Optional Step-Up. (See "Living Benefits - Guaranteed Income Benefits" for more information on Optional Step-


We reserve the right to increase the rider charge upon an Optional Step-Up, up to a rate that does not exceed the lower of: (a) 1.50% of the Income Base (the Maximum Optional Step-Up Charge), or (b) the current rate that we would charge for the same rider available for new contract purchases at the time of the Optional Step-Up. The increased rider charge will apply after the contract anniversary on which the Optional Step-Up occurs.(See below for certain versions of the LIS Plus I rider for which we are currently increasing the rider charge upon an Optional Step-Up on a contract anniversary occurring on July 1, 2012, or later.)


If you selected the LIS Plus II rider with a contract issued on or before April 29, 2011, the rider charge is 0.95% of the Income Base.


If you selected the LIS Plus I rider with a contract issued on or before February 23, 2009, the rider charge is 0.75% of the Income Base. If you selected the LIS Plus I rider with a contract issued on or after February 24, 2009, the rider charge is 0.95% of the Income Base. For contracts issued with the version of the LIS Plus I rider with an annual increase rate of 6%, if your Income Base is increased due to an Optional Step-Up on a contract anniversary occurring on July 1, 2012 or later, we currently will increase the rider charge to 1.15% of the Income Base, applicable after the contract anniversary on which the Optional Step-Up occurs.


LIFETIME WITHDRAWAL GUARANTEE - RIDER CHARGE


We previously offered an optional Guaranteed Withdrawal Benefit called the Lifetime Withdrawal Guarantee (LWG) that you could select when you purchased the contract. The LWG rider was available with contracts issued from February 4, 2008 through July 11, 2008.


If you elected the LWG rider, a charge is deducted from your Account Value during the Accumulation Phase on each contract anniversary. The percentage charge for LWG is listed below.


The LWG rider charge is a percentage of the Total Guaranteed Withdrawal Amount (see "Living Benefits -

Guaranteed Withdrawal Benefits - Description of the Lifetime Withdrawal Guarantee") on the contract anniversary, prior to taking into account any Automatic Annual Step-Up occurring on such contract anniversary. The LWG rider includes a Compounding Income Amount, and the charge is calculated after applying the Compounding Income Amount. (See "Living Benefits -
Guaranteed Withdrawal Benefits - Description of the Lifetime Withdrawal Guarantee" for information on Automatic Annual Step-Ups and Compounding Income Amounts.)


If you make a full withdrawal (surrender) of your Account Value, you apply your Account Value to an Annuity Option, there is a change in Owners, Joint Owners or Annuitants (if the Owner is a non-natural person), the contract terminates (except for a termination due to death), a pro rata portion of the rider charge will be assessed based on the number of months from the last contract anniversary to the date of the change.


If the LWG rider is terminated because of the death of the Owner or Joint Owner (or the Annuitant, if the Owner is non-natural person) or if the LWG rider is cancelled pursuant to the cancellation provisions of the rider, no rider charge will be assessed based on the period from the most recent contract anniversary to the date the termination


The LWG rider charge is deducted from your Account Value pro rata from each Investment Portfolio and the EDCA account in the ratio each portfolio/account bears to your total Account Value. We take amounts from the investment options that are part of the Separate Account by cancelling accumulation units from the Separate Account.


We reserve the right to increase the LWG rider charge upon an Automatic Annual Step-Up. The increased rider charge will apply after the contract anniversary on which the Automatic Annual Step-Up occurs.


If an Automatic Annual Step-Up occurs under the LWG rider, we may reset the rider charge applicable beginning after the contract anniversary on which the Automatic Annual Step-Up occurs to a rate that does not exceed the lower of (a) the Maximum Annual Step-Up Charge of 0.95% (Single Life version) or 1.40% (Joint Life version) of the Total Guaranteed Withdrawal Amount, or (b) the current rate that we would charge for the same rider available for new contract purchases at the time of the Automatic Annual Step-Up.


The rider charge for the LWG I rider is 0.50% (Single Life version) or 0.70% (Joint Life version) of the Total Guaranteed Withdrawal Amount. If your Total Guaranteed Withdrawal Amount is increased due to an Automatic Annual Step-Up on a contract anniversary occurring on July 1, 2012 or later, we currently will increase the rider charge for the Single Life version to 0.80% of the Total Guaranteed Withdrawal Amount, and we will increase the rider charge for the Joint Life version to 1.05% of the Total Guaranteed Withdrawal Amount, applicable after the contract anniversary on which the Automatic Annual Step-
                                                                     Up occurs.


WITHDRAWAL CHARGE


We impose a withdrawal charge to reimburse us for contract sales expenses, including commissions and other distribution, promotion, and acquisition expenses. During the Accumulation Phase, you can make a withdrawal from your contract (either a partial or a complete withdrawal). If the amount you withdraw is determined to include the withdrawal of any of your prior Purchase Payments, a withdrawal charge is assessed against each Purchase Payment withdrawn. To determine what portion (if any) of a withdrawal is subject to a withdrawal charge, amounts are withdrawn from your contract in the following order:


1. Earnings in your contract (earnings are equal to your Account Value, less Purchase Payments not previously withdrawn); then


2. The free withdrawal amount described below (deducted from Purchase Payments not previously withdrawn, in the order such Purchase Payments were made, with the oldest Purchase Payment first, as described below); then


3. Purchase Payments not previously withdrawn, in the order such Purchase Payments were made: the oldest Purchase Payment first, the next Purchase Payment second, etc. until all Purchase Payments have been withdrawn.


The withdrawal charge is calculated at the time of each withdrawal in accordance with the following:


FREE WITHDRAWAL AMOUNT. The free withdrawal amount for each Contract Year after the first (there is no free withdrawal amount in the first contract year) is equal to 10% of your total Purchase Payments, less the total free withdrawal amount previously withdrawn in the same Contract Year. Also, we currently will not assess the withdrawal charge on amounts withdrawn during the first Contract Year under the Systematic Withdrawal Program. Any unused free withdrawal amount in one Contract Year does not carry over to the next Contract Year.



Number of Complete Years from        Withdrawal Charge
Receipt of Purchase Payment       (% of Purchase Payment)
------------------------------   ------------------------
  0                                         7
  1                                         6
  2                                         6
  3                                         5
  4                                         4
  5                                         3
  6                                         2
  7 and thereafter                          0

For a partial withdrawal, the withdrawal charge is deducted from the remaining Account Value, if sufficient. If the remaining Account Value is not sufficient, the withdrawal charge is deducted from the amount withdrawn.


If the Account Value is smaller than the total of all Purchase Payments, the withdrawal charge only applies up to the Account Value.


We do not assess the withdrawal charge on any payments paid out as Annuity Payments or as death benefits, although we do assess the withdrawal charge in calculating LIS Plus payments, if applicable. In addition, we will not assess the withdrawal charge on required minimum distributions from Qualified Contracts in order to satisfy federal income tax rules or to avoid required federal income tax penalties. This exception only applies to amounts required to be distributed from this contract. We do not assess the withdrawal charge on earnings in your contract.


NOTE: For tax purposes, earnings from Non-Qualified Contracts are considered to come out first.


FREE WITHDRAWAL AMOUNT. The free withdrawal amount for each Contract Year after the first (there is no free withdrawal amount in the first Contract Year) is equal to 10% of your total Purchase Payments, less the total free withdrawal amount previously withdrawn in the same Contract Year. Also, we currently will not assess the withdrawal charge on amounts withdrawn during the first Contract Year under the Systematic Withdrawal Program. Any unused free withdrawal amount in one Contract Year does not carry over to the next Contract Year.


REDUCTION OR ELIMINATION OF THE WITHDRAWAL CHARGE


GENERAL. We may elect to reduce or eliminate the amount of the withdrawal charge when the contract is sold under circumstances which reduce our sales expenses. Some examples are: if there is a large group of individuals that will be purchasing the contract, or if a prospective purchaser already had a relationship with us.


NURSING HOME OR HOSPITAL CONFINEMENT RIDER. We will not impose a withdrawal charge if, after you have owned the contract for one year, you or your Joint Owner becomes confined to a nursing home and/or hospital for at least 90 consecutive days or confined for a total of at least 90 days if there is no more than a 6-month break in confinement and the confinements are for related causes. The confinement must begin after the first contract anniversary and you must have been the Owner continuously since the contract was issued (or have become the Owner as the spousal Beneficiary who continues the contract). The confinement must be prescribed by a physician and be medically necessary. You must exercise this right no later than 90 days after you or your Joint Owner exits the nursing home or hospital. This waiver terminates on the Annuity Date. We will not accept additional payments once this waiver is used. There is no charge for this rider.


TERMINAL ILLNESS RIDER. After the first contract anniversary, we will waive the withdrawal charge if you or your Joint Owner are terminally ill and not expected to live more than 12 months; a physician certifies to your illness and life expectancy; you were not diagnosed with the terminal illness as of the date we issued your contract; and you have been the Owner continuously since the contract was issued (or have become the Owner as the spousal Beneficiary who continues the contract). This waiver terminates on the Annuity Date. We will not accept additional payments once this waiver is used. There is no charge for this rider.


For contracts issued on and after May 1, 2005, the Nursing Home or Hospital Confinement rider and the Terminal Illness rider are only available for Owners who are age 80 or younger (on the contract issue date). Additional conditions and requirements apply to the Nursing Home or Hospital Confinement rider and the Terminal Illness rider. They are specified in the rider(s) that are part of your contract.


PREMIUM AND OTHER TAXES


We reserve the right to deduct from Purchase Payments, account balances, withdrawals, death benefits or income payments any taxes relating to the contracts (including, but not limited to, premium taxes) paid by us to any government entity. Examples of these taxes include, but are not limited to, premium tax, generation-skipping transfer tax or a similar excise tax under federal or state tax law which is imposed on payments we make to certain persons and income tax withholdings on withdrawals and income payments to the extent required by law. New York does not currently assess premium taxes on Purchase Payments you make. We will, at our sole discretion, determine when taxes relate to the contracts. We may, at our sole discretion, pay taxes when due and deduct that amount from the account balance at a later date. Payment at an earlier date does not waive any right we may have to deduct amounts at a later date. It is our current practice not to charge premium taxes until Annuity Payments begin.


TRANSFER FEE


We currently allow unlimited transfers without charge during the Accumulation Phase. However, we have reserved the right to limit the number of transfers to a maximum of 12 per year without charge and to charge a transfer fee of $25 for each transfer greater than 12 in any year. We are currently waiving the transfer fee, but reserve the right to charge it in the future. The transfer fee is deducted from the Investment Portfolio or Fixed Account from which the transfer is made. However, if the entire interest in an account is being transferred, the transfer fee will be deducted from the amount which is transferred.


If the transfer is part of a pre-scheduled transfer program, it will not count in determining the transfer fee.


INCOME TAXES


We reserve the right to deduct from the contract for any income taxes which we incur because of the contract. In general, we believe under current federal income tax law, we are entitled to hold reserves with respect to the contract that offset Separate Account income. If this should change, it is possible we could incur income tax with respect to the contract, and in that event we may deduct such tax from the contract. At the present time, however, we are not incurring any such income tax or making any such deductions.


INVESTMENT PORTFOLIO EXPENSES


There are deductions from and expenses paid out of the assets of each Investment Portfolio, which are described in the fee table in this prospectus and the Investment Portfolio prospectuses. These deductions and expenses are not charges under the terms of the contract, but are represented in the share values of each Investment Portfolio.




5.  ANNUITY PAYMENTS

        (THE INCOME PHASE)

ANNUITY DATE


Under the contract you can receive regular income payments (referred to as ANNUITY PAYMENTS). You can choose the month and year in which those payments begin. We call that date the ANNUITY DATE. Your Annuity Date must be the first day of a calendar month and must be at least 30 days after we issue the contract.


When you purchase the contract, the Annuity Date will be the later of the first day of the calendar month after the Annuitant's 90th birthday or 10 years from the date your contract was issued. You can change or extend the Annuity Date at any time before the Annuity Date with 30 days prior notice to us (subject to restrictions that may apply in

New York State, restrictions imposed by your selling firm and our current established administrative procedures).


Please be aware that once your contract is annuitized, you are ineligible to receive the death benefit you have selected. ADDITIONALLY, IF YOU HAVE SELECTED A LIVING BENEFIT RIDER SUCH AS THE LIS PLUS II, THE LIS PLUS I, OR THE LIFETIME WITHDRAWAL GUARANTEE, ANNUITIZING YOUR CONTRACT TERMINATES THE RIDER, INCLUDING ANY DEATH BENEFIT PROVIDED BY THE RIDER AND ANY GUARANTEED PRINCIPAL ADJUSTMENT THAT MAY ALSO BE PROVIDED BY THE RIDER.


ANNUITY PAYMENTS


You (unless another payee is named) will receive the Annuity Payments during the Income Phase. The Annuitant is the natural person(s) whose life we look to in the determination of Annuity Payments.


During the Income Phase, you have the same investment choices you had just before the start of the Income Phase. At the Annuity Date, you can choose whether payments will be:


o  fixed Annuity Payments, or


o  variable Annuity Payments, or


o  a combination of both.


If you don't tell us otherwise, your Annuity Payments will be based on the investment allocations that were in place just before the start of the Income Phase.


If you choose to have any portion of your Annuity Payments based on the Investment Portfolio(s), the dollar amount of your initial payment will vary and will depend upon three things:


1) the value of your contract in the Investment Portfolio(s) just before the start of the Income Phase,


2) the assumed investment return (AIR) (you select) used in the annuity table for the contract, and


3)    the Annuity Option elected.


Subsequent variable Annuity Payments will vary with the performance of the Investment Portfolios you selected. (For more information, see "Variable Annuity Payments" below.)


At the time you choose an Annuity Option, you select the AIR, which must be acceptable to us. Currently, you can select an AIR of 3% or 4%. You can change the AIR with 30 days notice to us prior to the Annuity Date. If you do not select an AIR, we will use 3%. If the actual performance exceeds the AIR, your variable Annuity Payments will increase. Similarly, if the actual investment performance is less than the AIR, your variable Annuity Payments will decrease.



Your variable Annuity Payment is based on ANNUITY UNITS. An Annuity Unit is an accounting device used to calculate the dollar amount of Annuity Payments. (For more information, see "Variable Annuity Payments" below.)


When selecting an AIR, you should keep in mind that a lower AIR will result in a lower initial variable Annuity Payment, but subsequent variable Annuity Payments will increase more rapidly or decline more slowly as changes occur in the investment experience of the Investment Portfolios. On the other hand, a higher AIR will result in a higher initial variable Annuity Payment than a lower AIR, but later variable Annuity Payments will rise more slowly or fall more rapidly.


A transfer during the Income Phase from a variable Annuity Payment option to a fixed Annuity Payment option may result in a reduction in the amount of Annuity Payments.


If you choose to have any portion of your Annuity Payments be a fixed Annuity Payment, the dollar amount of each fixed Annuity Payment will not change, unless you make a transfer from a variable Annuity Payment option to the fixed Annuity Payment that causes the fixed Annuity Payment to increase. Please refer to the "Annuity Provisions" section of the Statement of Additional Information for more information.


Annuity Payments are made monthly (or at any frequency permitted under the contract) unless you have less than $5,000 to apply toward an Annuity Option. In that case, we may provide your Annuity Payment in a single lump sum instead of Annuity Payments. Likewise, if your Annuity Payments would be or become less than $100 a month, we have the right to change the frequency of payments so that your Annuity Payments are at least $100.

ANNUITY OPTIONS


You can choose among income plans. We call those ANNUITY OPTIONS. You can change your Annuity Option at any time before the Annuity Date with 30 days notice to us.


If you do not choose an Annuity Option, Option 2, which provides a life annuity with 10 years of guaranteed Annuity Payments, will automatically be applied.


You can choose one of the following Annuity Options or any other Annuity Option acceptable to us. After Annuity Payments begin, you cannot change the Annuity Option.


If more than one frequency is permitted under your contract, choosing less frequent payments will result in each Annuity Payment being larger. Annuity options that guarantee that payments will be made for a certain number of years regardless of whether the Annuitant or joint Annuitant are alive (such as Options 2 and 4 below) result in Annuity Payments that are smaller than Annuity Options without such a guarantee (such as Options 1 and 3 below). For Annuity Options with a designated period, choosing a shorter designated period will result in each Annuity Payment being larger.


OPTION 1. LIFE ANNUITY. Under this option, we will make Annuity Payments so long as the Annuitant is alive. We stop making Annuity Payments after the Annuitant's death. It is possible under this option to receive only one Annuity Payment if the Annuitant dies before the due date of the second payment or to receive only two Annuity Payments if the Annuitant dies before the due date of the third payment, and so on.


OPTION 2. LIFE ANNUITY WITH 10 YEARS OF ANNUITY PAYMENTS GUARANTEED. Under this option, we will make Annuity Payments so long as the Annuitant is alive. If, when the Annuitant dies, we have made Annuity Payments for less than ten years, we will then continue to make Annuity Payments to the Beneficiary for the rest of the 10 year period.


OPTION 3. JOINT AND LAST SURVIVOR ANNUITY. Under this option, we will make Annuity Payments so long as the Annuitant and a second person (joint Annuitant) are both alive. When either Annuitant dies, we will continue to make Annuity Payments, so long as the survivor continues to live. We will stop making Annuity Payments after the last survivor's death.


OPTION 4. JOINT AND LAST SURVIVOR ANNUITY WITH 10 YEARS OF ANNUITY PAYMENTS GUARANTEED. Under this option, we will make Annuity Payments so long as the Annuitant and a second person (joint Annuitant) are both alive. When either Annuitant dies, we will continue to make Annuity Payments, so long as the survivor continues to live. If, at the last death of the Annuitant and the joint Annuitant, we have made Annuity Payments for less than ten years, we will then continue to make Annuity Payments to the Beneficiary for the rest of the 10 year period.


OPTION 5. PAYMENTS FOR A DESIGNATED PERIOD. We currently offer an Annuity Option under which fixed or variable monthly Annuity Payments are made for a selected number of years as approved by us, currently not less than 10 years. This Annuity Option may be limited or withdrawn by us in our discretion.


We may require proof of age or sex of an Annuitant before making any Annuity Payments under the contract that are measured by the Annuitant's life. If the age or sex of the Annuitant has been misstated, the amount payable will be the amount that the Account Value would have provided at the correct age or sex. Once Annuity Payments have begun, any underpayments will be made up in one sum with the next Annuity Payment. Any overpayments will be deducted from future Annuity Payments until the total is repaid.


You may withdraw the commuted value of the payments remaining under the variable Payments for a Designated Period Annuity Option (Option 5). You may not commute the fixed Payments for a Designated Period Annuity Option or any option involving a life contingency, whether fixed or variable, prior to the death of the last surviving Annuitant. Upon the death of the last surviving Annuitant, the Beneficiary may choose to continue receiving income payments or to receive the commuted value of the remaining guaranteed payments. For variable Annuity Options, the calculation of the commuted value will be done using the AIR applicable to the contract. (See "Annuity Payments" above.) For fixed Annuity Options, the calculation of the commuted value will be done using the then current Annuity Option rates.


There may be tax consequences resulting from the election of an Annuity Payment option containing a commutation feature (I.E., an Annuity Payment option that permits the withdrawal of a commuted value). (See "Federal Income Tax Status.")



Due to underwriting, administrative or Internal Revenue Code considerations, there may be limitations on payments to the survivor under Options 3 and 4 and/or the duration of the guarantee period under Options 2, 4, and 5.

Tax rules with respect to decedent contracts may prohibit the election of Joint and Last Survivor Annuity Options (or income types) and may also prohibit payments for as long as the Owner's life in certain circumstances.


In addition to the Annuity Options described above, we may offer an additional payment option that would allow your Beneficiary to take distribution of the Account Value over a period not extending beyond his or her life expectancy. Under this option, annual distributions would not be made in the form of an annuity, but would be calculated in a manner similar to the calculation of required minimum distributions from IRAs. (See "Federal Income Tax Status.") We intend to make this payment option available to both Qualified Contracts and Non-Qualified Contracts.


In the event that you purchased the contract as a Qualified Contract, you must take distribution of the Account Value in accordance with the minimum required distribution rules set forth in applicable tax law. (See "Federal Income Tax Status.") Under certain circumstances, you may satisfy those requirements by electing an Annuity Option. You may choose any death benefit available under the contract, but certain other contract provisions and programs will not be available. Upon your death, if Annuity Payments have already begun, the death benefit would be required to be distributed to your Beneficiary at least as rapidly as under the method of distribution in effect at the time of your death.


VARIABLE ANNUITY PAYMENTS


The Adjusted Contract Value (the Account Value, less any applicable premium taxes, account fee, and any prorated rider charge) is determined on the annuity calculation date, which is a Business Day no more than five (5) Business Days before the Annuity Date. The first variable Annuity Payment will be based upon the Adjusted Contract Value, the Annuity Option elected, the Annuitant's age, the Annuitant's sex (where permitted by law), and the appropriate variable Annuity Option table. Your annuity rates will not be less than those guaranteed in your contract at the time of purchase for the assumed investment return and Annuity Option elected. If, as of the annuity calculation date, the then current variable Annuity Option rates applicable to this class of contracts provide a first Annuity Payment greater than that which is guaranteed under the same Annuity Option under this contract, the greater payment will be made.


The dollar amount of variable Annuity Payments after the first payment is determined as follows:


o The dollar amount of the first variable Annuity Payment is divided by the value of an Annuity Unit for each applicable Investment Portfolio as of the annuity calculation date. This establishes the number of Annuity Units for each payment. The number of Annuity Units for each applicable Investment Portfolio remains fixed during the annuity period, provided that transfers among the subaccounts will be made by converting the number of Annuity Units being transferred to the number of Annuity Units of the subaccount to which the transfer is made, and the number of Annuity Units will be adjusted for transfers to a fixed Annuity Option. Please see the Statement of Additional Information for details about making transfers during the Annuity Phase.


o The fixed number of Annuity Units per payment in each Investment Portfolio is multiplied by the Annuity Unit value for that Investment Portfolio for the Business Day for which the Annuity Payment is being calculated. This result is the dollar amount of the payment for each applicable Investment Portfolio, less any account fee. The account fee will be deducted pro rata out of each Annuity Payment.


o The total dollar amount of each variable Annuity Payment is the sum of all Investment Portfolio variable Annuity Payments.


ANNUITY UNIT. The initial Annuity Unit value for each Investment Portfolio of the Separate Account was set by us. The subsequent Annuity Unit value for each Investment Portfolio is determined by multiplying the Annuity Unit value for the immediately preceding Business Day by the net investment factor (see the Statement of Additional Information for a definition) for the Investment Portfolio for the current Business Day and multiplying the result by a factor for each day since the last Business Day which represents the daily equivalent of the AIR you elected.


FIXED ANNUITY PAYMENTS


The Adjusted Contract Value (defined above under "Variable Annuity Payments") on the day immediately preceding the Annuity Date will be used to determine a fixed Annuity Payment. The Annuity Payment will be based upon the Annuity Option elected, the Annuitant's age, the Annuitant's sex (where permitted by law), and the appropriate Annuity Option table. Your annuity rates will not be less than those guaranteed in your contract at the time of purchase. If, as of the annuity calculation date, the then current Annuity Option rates applicable to this class of contracts provide an Annuity Payment greater than that which is guaranteed under the same Annuity Option under this contract, the greater payment will be made. You may not make a transfer from the fixed Annuity Option to the variable Annuity Option.




6. ACCESS TO YOUR MONEY

You (or in the case of a death benefit, your Beneficiary) can have access to the money in your contract:


(1)    by making a withdrawal (either a partial or a complete withdrawal);


(2)    by electing to receive Annuity Payments; or


(3)    when a death benefit is paid to your Beneficiary.


Under most circumstances, withdrawals can only be made during the Accumulation Phase.


You may establish a withdrawal plan under which you can receive substantially equal periodic payments in order to comply with the requirements of Sections 72(q) or (t) of the Code. Premature modification or termination of such payments may result in substantial penalty taxes. (See "Federal Income Tax Status.") If you own an annuity contract with a Guaranteed Minimum Income Benefit (GMIB) rider and elect to receive distributions in accordance with substantially equal periodic payments exception, the commencement of income payments under the GMIB rider due to the complete depletion of the Account Value may be considered an impermissible modification of the payment stream under certain circumstances.


When you make a complete withdrawal, you will receive the withdrawal value of the contract. The withdrawal value of the contract is the Account Value of the contract at the end of the Business Day when we receive a written request for a withdrawal:


o  less any applicable withdrawal charge;


o  less any premium or other tax;


o  less any account fee; and


o  less any applicable pro rata LIS Plus or GWB rider charge.


Unless you instruct us otherwise, any partial withdrawal will be made pro rata from the Fixed Account, the EDCA account and the Investment Portfolio(s) you selected. Under most circumstances the amount of any partial withdrawal must be for at least $500, or your entire interest in the Investment Portfolio, Fixed Account or EDCA account. We require that after a partial withdrawal is made you keep at least $2,000 in the contract. If the withdrawal would result in the Account Value being less than $2,000 after a partial withdrawal, we will treat the withdrawal request as a request for a full withdrawal.


We will pay the amount of any withdrawal from the Separate Account within seven days of when we receive the request in Good Order unless the suspension of payments or transfers provision is in effect.


We may withhold payment of withdrawal proceeds if any portion of those proceeds would be derived from a contract Owner's check that has not yet cleared (I.E., that could still be dishonored by the contract Owner's banking institution). We may use telephone, fax, Internet or other means of communication to verify that payment from the contract Owner's check has been or will be collected. We will not delay payment longer than necessary for us to verify that payment has been or will be collected. Contract Owners may avoid the possibility of delay in the disbursement of proceeds coming from a check that has not yet cleared by providing us with a certified check.


How to withdraw all or part of your Account Value:


o You must submit a request to our Annuity Service Center. (See "Other Information - Requests and Elections.")


o If you would like to have the withdrawal charge waived under the Nursing Home or Hospital Confinement Rider or the Terminal Illness Rider, you must provide satisfactory evidence of confinement to a nursing home or hospital or terminal illness. (See "Expenses - Reduction or Elimination of the Withdrawal Charge.")


o You must state in your request whether you would like to apply the proceeds to a payment option (otherwise you will receive the proceeds in a lump sum and may be taxed on them).


o We have to receive your withdrawal request in our Annuity Service Center prior to the Annuity Date or Owner's death.

There are limits to the amount you can withdraw from certain qualified plans including Qualified and TSA plans. (See "Federal Income Tax Status.")


INCOME TAXES, TAX PENALTIES AND CERTAIN RESTRICTIONS MAY APPLY TO ANY WITHDRAWAL YOU MAKE.


DIVORCE. A withdrawal made pursuant to a divorce or separation instrument is subject to the same withdrawal charge provisions as described in "Expenses - Withdrawal Charge," if permissible under tax law. In addition, the withdrawal will reduce the Account Value, the death benefit, and the amount of any optional living or death benefit (including the benefit base we use to determine the guaranteed amount of the benefit). The amount withdrawn could exceed the maximum amount that can be withdrawn without causing a proportionate reduction in the benefit base used to calculate the guaranteed amount provided by an optional rider, as described in the "Living Benefits" section. The withdrawal could have a significant negative impact on the death benefit and on any optional rider benefit.


SYSTEMATIC WITHDRAWAL PROGRAM


You may elect the Systematic Withdrawal Program at any time. We do not assess a charge for this program. This program provides an automatic payment to you of up to 10% of your total Purchase Payments each year. You can receive payments monthly or quarterly, provided that each payment must amount to at least $100 (unless we consent otherwise). We reserve the right to change the required minimum systematic withdrawal amount. If the New York Stock Exchange is closed on a day when the withdrawal is to be made, we will process the withdrawal on the next Business Day. While the Systematic Withdrawal Program is in effect you can make additional withdrawals. However, such withdrawals plus the systematic withdrawals will be considered when determining the applicability of any withdrawal charge. (For a discussion of the withdrawal charge, see "Expenses" above.)


We will terminate your participation in the Systematic Withdrawal Program when we receive notification of your death.


INCOME TAXES, TAX PENALTIES AND CERTAIN RESTRICTIONS MAY APPLY TO SYSTEMATIC WITHDRAWALS.


SUSPENSION OF PAYMENTS OR TRANSFERS


We may be required to suspend or postpone payments for withdrawals or transfers for any period when:


o the New York Stock Exchange is closed (other than customary weekend and holiday closings);


o  trading on the New York Stock Exchange is restricted;


o an emergency exists, as determined by the Securities and Exchange Commission, as a result of which disposal of shares of the Investment Portfolios is not reasonably practicable or we cannot reasonably value the shares of the Investment Portfolios; or


o during any other period when the Securities and Exchange Commission, by order, so permits for the protection of Owners.


We have reserved the right to defer payment for a withdrawal or transfer from the Fixed Account for the period permitted by law, but not for more than six months.


Federal laws designed to counter terrorism and prevent money laundering might, in certain circumstances, require us to block an Owner's ability to make certain transactions and thereby refuse to accept any requests for transfers, withdrawals, surrenders, or death benefits until instructions are received from the appropriate regulator. We may also be required to provide additional information about you and your contract to government regulators.




7. LIVING BENEFITS

GUARANTEED INCOME BENEFIT


We offer optional living benefit riders that, for an additional charge, offer protection against market risk (the risk that your investments may decline in value or underperform your expectations). The type of living benefit rider we currently offer is a guaranteed income benefit. We refer to the guaranteed income benefit riders as either Guaranteed Minimum Income Benefit (GMIB) or Lifetime Income Solution Plus (LIS Plus) riders. The LIS Plus riders are designed to allow you to invest your Account Value in the market while at the same time assuring a specified guaranteed level of minimum fixed Annuity Payments if you elect the Income Phase. The fixed Annuity Payment amount is guaranteed regardless of investment performance or the actual Account Value at the time you annuitize. Prior



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


to exercisizing the rider and annuitizing your contract, you may make withdrawals up to a maximum level specified in the rider and still maintain the benefit amount. Only one version of the LIS Plus rider may be elected, and the rider must be elected at contract issue.


Each version of the LIS Plus rider is designed to guarantee a predictable, minimum level of fixed Annuity Payments, regardless of the investment performance of your Account Value during the Accumulation Phase. HOWEVER, IF APPLYING YOUR ACTUAL ACCOUNT VALUE AT THE TIME YOU ANNUITIZE THE CONTRACT TO THEN CURRENT ANNUITY PURCHASE RATES (OUTSIDE OF THE RIDER) PRODUCES HIGHER INCOME PAYMENTS, YOU WILL RECEIVE THE HIGHER PAYMENTS, AND THUS YOU WILL HAVE PAID FOR THE RIDER EVEN THOUGH IT WAS NOT USED. Also, prior to exercising the rider, you may make specified withdrawals that reduce your Income Base (as explained below) during the Accumulation Phase and still leave the rider guarantees intact, provided the conditions of the rider are met. Your registered representative can provide you an illustration of the amounts you would receive, with or without withdrawals, if you exercised the rider.


There may be versions of each rider that vary by issue date. If you have already been issued a contract, please check your contract and riders for the specific provisions applicable to you.

You may not have a Lifetime Income Solution Plus rider and the Lifetime Withdrawal Guarantee rider in effect at the same time.


Once elected, the rider cannot be terminated except as discussed below.


FACTS ABOUT GUARANTEED INCOME BENEFIT RIDERS


INCOME BASE AND LIS PLUS ANNUITY PAYMENTS. Under the LIS Plus rider, we calculate an "Income Base" (as described below) that determines, in part, the minimum amount you receive as an income payment upon exercising the LIS Plus rider and annuitizing the contract. IT IS IMPORTANT TO RECOGNIZE THAT THIS INCOME BASE IS NOT AVAILABLE FOR CASH WITHDRAWALS AND DOES NOT ESTABLISH OR GUARANTEE YOUR ACCOUNT VALUE OR A MINIMUM RETURN FOR ANY INVESTMENT PORTFOLIO. After a minimum 10-year waiting period, and then only within 30 days following a contract anniversary, you may exercise the rider. We then will apply the Income Base calculated at the time of exercise to the conservative GMIB Annuity Table (as described below) specified in the rider in order to determine your minimum guaranteed lifetime fixed monthly Annuity Payments (your actual payment may be higher than this minimum if, as discussed above, the base contract under its terms would provide a higher payment).


THE GMIB ANNUITY TABLE. The GMIB Annuity Table, which is specified in the rider, is used for all versions of the LIS Plus riders. For LIS Plus II and LIS Plus I in contracts issued after May 1, 2009, this table is calculated based on the Annuity 2000 Mortality Table with a 10-year age set back with interest of 1.5% per annum. For LIS Plus I in contracts issued on May 1, 2009 or earlier, this table is calculated based on the Annuity 2000 Mortality Table with a 7-year age set back with interest of 1.5% per annum. As with other pay-out types, the amount you receive as an income payment also depends on your age, your sex, and the Annuity Option you select. For the LIS Plus riders, the annuity rates for attained ages 86 to 90 are the same as those for attained age
85. THE ANNUITY RATES IN THE GMIB ANNUITY TABLE ARE CONSERVATIVE AND A WITHDRAWAL CHARGE MAY BE APPLICABLE, SO THE AMOUNT OF GUARANTEED MINIMUM LIFETIME INCOME THAT THE LIS PLUS PRODUCES MAY BE LESS THAN THE AMOUNT OF ANNUITY INCOME THAT WOULD BE PROVIDED BY APPLYING YOUR ACCOUNT VALUE ON YOUR ANNUITY DATE TO THEN-CURRENT ANNUITY PURCHASE RATES.


If you exercise the LIS Plus rider, your Annuity Payments will be the greater of:


o the Annuity Payment determined by applying the amount of the Income Base to the GMIB Annuity Table, or


o the Annuity Payment determined for the same Annuity Option in accordance with the base contract. (See "Annuity Payments (The Income Phase).")


If you choose not to receive Annuity Payments as guaranteed under the LIS Plus, you may elect any of the Annuity Options available under the contract.


OWNERSHIP. If you, the Owner, are a natural person, you must also be the Annuitant. If a non-natural person owns the contract, then the Annuitant will be considered the Owner in determining the Income Base and LIS Plus Annuity Payments. If Joint Owners are named, the age of the older Joint Owner will be used to determine the Income Base and LIS Plus Annuity Payments. For the purposes of



                                       39

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the Guaranteed Income Benefit section of the prospectus, "you" always means the
Owner, older Joint Owner or the Annuitant, if the Owner is a non-natural person.


TAXES. Withdrawals of taxable amounts will be subject to ordinary income tax and, if made prior to age 59 1/2, a 10% federal tax penalty may apply.


LIS PLUS AND DECEDENT CONTRACTS. If you are purchasing this contract with a nontaxable transfer of the death benefit proceeds of any annuity contract or IRA (or any other tax-qualified arrangement) of which you were the Beneficiary and you are "stretching" the distributions under the IRS required distribution rules, you may not purchase a LIS Plus rider.


LIS PLUS I AND QUALIFIED CONTRACTS. The LIS Plus I rider may have limited usefulness in connection with a Qualified Contract, such as an IRA, in circumstances where, due to the ten-year waiting period after purchase (or after an Optional Step-Up) the owner is unable to exercise the rider until after the required beginning date of required minimum distributions under the contract. In such event, required minimum distributions received from the contract during the 10-year waiting period will have the effect of reducing the income base either on a proportionate or dollar for dollar basis, as the case may be. This may have the effect of reducing or eliminating the value of annuity payments under the rider. You should consult your tax adviser regarding the LIS Plus I rider in connection with a Qualified Contract.


(See Appendix D for examples of the LIS Plus.)


DESCRIPTION OF LIS PLUS II


The LIS Plus II rider was available with contracts issued from July 19, 2010 through December 30, 2011. THE LIS PLUS II RIDER MAY BE EXERCISED AFTER A 10-YEAR WAITING PERIOD AND THEN ONLY WITHIN 30 DAYS FOLLOWING A CONTRACT ANNIVERSARY, PROVIDED THAT THE EXERCISE MUST OCCUR NO LATER THAN THE 30-DAY PERIOD FOLLOWING THE CONTRACT ANNIVERSARY PRIOR TO THE OWNER'S 91ST BIRTHDAY. The LIS Plus II rider is a guaranteed minimum income benefit rider and we may refer to it as a "GMIB" rider in this prospectus.


INCOME BASE. The INCOME BASE is the greater of (a) or (b) below.


(a) Highest Anniversary Value: On the issue date, the "Highest Anniversary Value" is equal to your initial Purchase Payment. Thereafter, the Highest Anniversary Value will be increased by subsequent Purchase Payments and reduced proportionately by the percentage reduction in Account Value attributable to each subsequent withdrawal (including any applicable withdrawal charge). On each contract anniversary prior to the Owner's 81st birthday, the Highest Anniversary Value will be recalculated and set equal to the greater of the Highest Anniversary Value before the recalculation or the Account Value on the date of the recalculation.


The Highest Anniversary Value does not change after the contract anniversary immediately preceding the Owner's 81st birthday, except that it is increased for each subsequent Purchase Payment and reduced proportionally by the percentage reduction in Account Value attributable to each subsequent withdrawal (including any applicable withdrawal charge).


(b) Annual Increase Amount: On the date we issue your contract, the "Annual Increase Amount" is equal to your initial Purchase Payment. All Purchase Payments received within 120 days of the date we issue your contract will be treated as part of the initial Purchase Payment for this purpose. Thereafter, the Annual Increase Amount is equal to (i) less (ii), where:


    (i) is Purchase Payments accumulated at the annual increase rate (as defined below) from the date the Purchase Payment is made; and


    (ii) is withdrawal adjustments (as defined below) accumulated at the annual increase rate.


The Highest Anniversary Value and Annual Increase Amount are calculated independently of each other. When the Highest Anniversary Value is recalculated and set equal to the Account Value, the Annual Increase Amount is not set equal to the Account Value. See "Optional Step-Up" below for a feature that can be used to reset the Annual Increase Amount to the Account Value.


ANNUAL INCREASE AMOUNT IS LIMITED TO 350% OF THE GREATER OF: (A) YOUR PURCHASE PAYMENTS OR (B) THE ANNUAL INCREASE AMOUNT AS INCREASED BY THE



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


MOST RECENT OPTIONAL STEP-UP (SEE "OPTIONAL STEP-UP" BELOW). Each time the Annual Increase Amount is increased by an Optional Step-Up, the limit on the Annual Increase Amount is raised to 350% of the new higher Annual Increase Amount, if it is greater than 350% of your Purchase Payment.


ANNUAL INCREASE RATE. As noted above, we calculate an Income Base under the LIS Plus II rider that helps determine the minimum amount you can receive as an income payment upon exercising the rider. One of the factors used in calculating the Income Base is called the "annual increase rate."


Through the contract anniversary immediately prior to the Owner's 91st birthday, the annual increase rate is the greater of:


(a)    5% or


(b)    the required minimum distribution rate (as defined below).


Item (b) only applies to IRAs and other contracts subject to Section 401(a)(9) of the Internal Revenue Code.


The required minimum distribution rate equals the greater of:


(1) the required minimum distribution amount for the previous calendar year or for this calendar year (whichever is greater), divided by the Annual Increase Amount at the beginning of the Contract Year;


(2a)    if you enroll only in the Automated Required Minimum Distribution
                      ----
     Program, the total withdrawals during the Contract Year under the Automated Required Minimum Distribution Program, divided by the Annual Increase Amount at the beginning of the Contract Year; or


(2b)    if you enroll in both the Systematic Withdrawal Program and the
                         ----
     Automated Required Minimum Distribution Program, the total withdrawals during the Contract Year under (i) the Systematic Withdrawal Program (up to a maximum of 5% (item (a) above) of the Annual Increase Amount at the beginning of the Contract Year) and (ii) the Automated Required Minimum Distribution Program (which can be used to pay out any amount above the Systematic Withdrawal Program withdrawals that must be withdrawn to fulfill minimum distribution requirements at the end of the calendar year), divided by the Annual Increase Amount at the beginning of the Contract Year.


On the first contract anniversary, "at the beginning of the Contract Year" means on the issue date; on a later contract anniversary, "at the beginning of the Contract Year" means on the prior contract anniversary.


See "Use of Automated Required Minimum Distribution Program and Systematic Withdrawal Program With LIS Plus II" below for more information on the Automated Required Minimum Distribution Program and the Systematic Withdrawal Program.


If item (b) above (the required minimum distribution rate) is greater than item

(a) above, and your total withdrawals during a Contract Year, divided by the

Annual Increase Amount at the beginning of the Contract Year, exceed the
                                                              ------
required minimum distribution rate, the required minimum distribution rate is not used to calculate the annual increase rate, and the annual increase rate will be reduced to 5% (item (a) above). Therefore, the annual increase rate for that Contract Year will be lower than the required minimum distribution rate, which could have the effect of reducing the value of Annuity Payments under the LIS Plus II rider.


During the 30-day period following the contract anniversary immediately prior to the Owner's 91st birthday, the annual increase rate is 0%.


WITHDRAWAL ADJUSTMENTS. Withdrawal adjustments in a Contract Year are determined according to (a) or (b):


(a) The withdrawal adjustment for each withdrawal in a Contract Year is the value of the Annual Increase Amount immediately prior to the withdrawal multiplied by the percentage reduction in Account Value attributed to that withdrawal (including any applicable withdrawal charge); or


(b) If total withdrawals in a Contract Year are not greater than the annual increase rate multiplied by the Annual Increase Amount at the beginning of the Contract Year, and if these withdrawals are paid to you (or to the Annuitant, if the contract is owned by a non-natural person) or to another payee we agree to, the total withdrawal adjustments for that Contract Year will be set equal to the dollar amount of total withdrawals (including any applicable withdrawal charge) in that Contract Year. These withdrawal adjustments will replace the withdrawal adjustments defined in (a) immediately above and be treated as though the corresponding withdrawals occurred at the end of that Contract Year.


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


As described in (a) immediately above, if in any Contract Year you take cumulative withdrawals that exceed the annual increase rate multiplied by the Annual Increase Amount at the beginning of the Contract Year, the Annual Increase Amount will be reduced in the same proportion that the entire withdrawal (including any applicable withdrawal charge) reduced the Account Value. This reduction may be significant, particularly when the Account Value is lower than the Annual Increase Amount, and could have the effect of reducing or eliminating the value of Annuity Payments under the LIS Plus II rider. Limiting your cumulative withdrawals during a Contract Year to not more than the annual increase rate multiplied by the Annual Increase Amount at the beginning of the Contract Year will result in dollar-for-dollar treatment of the withdrawals, as described in (b) immediately above.


(See Appendix D for examples of the calculation of the Income Base, including the Highest Anniversary Value, the Annual Increase Amount, the annual increase rate, and the withdrawal adjustments.)


In determining the LIS Plus II Annuity Income, an amount equal to the withdrawal charge that would be assessed upon a complete withdrawal and the amount of any premium and other taxes that may apply will be deducted from the Income Base.


OPTIONAL STEP-UP. On each contract anniversary as permitted, you may elect to reset the Annual Increase Amount to the Account Value. An Optional Step-Up may be beneficial if your Account Value has grown at a rate above the accumulation rate on the Annual Increase Amount (5%). As described below, an Optional Step-Up resets the Annual Increase Amount to the Account Value. After an Optional Step-Up, the annual increase rate will be applied to the new, higher Annual Increase Amount and therefore the amount that may be withdrawn without reducing the Annual Increase Amount on a proportionate basis will increase. HOWEVER, IF YOU ELECT TO RESET THE ANNUAL INCREASE AMOUNT, WE WILL ALSO RESTART THE 10-YEAR WAITING PERIOD. IN ADDITION, WE MAY RESET THE RIDER CHARGE TO A RATE THAT DOES NOT EXCEED THE LOWER OF: (A) THE MAXIMUM OPTIONAL STEP-UP CHARGE (1.50%) OR (B) THE CURRENT RATE THAT WE WOULD CHARGE FOR THE SAME RIDER AVAILABLE FOR NEW CONTRACT PURCHASES AT THE TIME OF THE OPTIONAL STEP-UP.


An Optional Step-Up is permitted only if: (1) the Account Value exceeds the Annual Increase Amount immediately before the reset; and (2) the Owner (or older Joint Owner or Annuitant if the contract is owned by a non-natural person) is not older than age 80 on the date of the Optional Step-Up.


You may elect either: (1) a one-time Optional Step-Up at any contract anniversary provided the above requirements are met, or (2) Optional Step-Ups to occur under the Automatic Annual Step-Up. If you elect Automatic Annual Step-Ups, on any contract anniversary while this election is in effect, the Annual Increase Amount will reset to the Account Value automatically, provided the above requirements are met. The same conditions described above will apply to each Automatic Step-Up. You may discontinue this election at any time by notifying us in writing, at our Annuity Service Center (or by any other method acceptable to us), at least 30 days prior to the contract anniversary on which a reset may otherwise occur. Otherwise, it will remain in effect through the seventh contract anniversary following the date you make this election, at which point you must make a new election if you want Automatic Annual Step-Ups to continue. If you discontinue or do not re-elect the Automatic Annual Step-Ups, no Optional Step-Up will occur automatically on any subsequent contract anniversary unless you make a new election under the terms described above. (If you discontinue Automatic Annual Step-Ups, the rider (and the rider charge) will continue, and you may choose to elect a one time Optional Step-Up or reinstate Automatic Annual Step-Ups as described above.)


We must receive your request to exercise the Optional Step-Up in writing, at our Annuity Service Center, or any other method acceptable to us. We must receive your request prior to the contract anniversary for an Optional Step-Up to occur on that contract anniversary.


The Optional Step-Up:


(1) resets the Annual Increase Amount to the Account Value on the contract anniversary following the receipt of an Optional Step-Up election;


(2) resets the waiting period to exercise the rider to the tenth contract anniversary following the date the Optional Step-Up took effect;


(3) resets the maximum Annual Increase Amount to a percentage 350% multiplied by the Annual Increase Amount calculated in (1) above, if greater than the maximum Annual Increase Amount immediately before the Optional Step-Up; and

(4)    may reset the rider charge to a rate that does not exceed the lower of:
     (a) the Maximum Optional Step-Up Charge (1.50%) or (b) the current rate that we would charge for the same rider available for new contract purchases at the time of the Optional Step-Up.


In the event that the charge applicable to contract purchases at the time of the step-up is higher than your current rider charge, you will be notified in writing a minimum of 30 days in advance of the applicable contract anniversary and be informed that you may choose to decline the Automatic Annual Step-Up. If you decline the Automatic Annual Step-Up, you must notify us in accordance with our Administrative Procedures (currently we require you to submit your request in writing to our Annuity Service Center no less than seven calendar days prior to the applicable contract anniversary). Once you notify us of your decision to decline the Automatic Annual Step-Up, you will no longer be eligible for future Automatic Annual Step-Ups until you notify us in writing to our Annuity Service Center that you wish to reinstate the Automatic Annual Step-Ups. This reinstatement will take effect at the next contract anniversary after we receive your request for reinstatement.


On the date of the Optional Step-Up, the Account Value on that day will be treated as a single Purchase Payment received on the date of the step-up for purposes of determining the Annual Increase Amount after the reset. All Purchase Payments and withdrawal adjustments previously used to calculate the Annual Increase Amount will be set equal to zero on the date of the step-up.


INVESTMENT ALLOCATION RESTRICTIONS. If you elected the LIS Plus II, there are certain investment allocation restrictions. (See "Purchase - Investment Allocation Restrictions for Certain Riders.") You may not participate in the Dollar Cost Averaging (DCA) program. However, you may elect to participate in the Enhanced Dollar Cost Averaging (EDCA) program, provided that your destination Investment Portfolios are selected in accordance with the investment allocation restrictions.


GUARANTEED PRINCIPAL OPTION. On each contract anniversary starting with the tenth contract anniversary and through the contract anniversary prior to the Owner's 91st birthday, you may exercise the Guaranteed Principal Option. If the Owner is a non-natural person, the Annuitant's age is the basis for determining the birthday. If there are Joint Owners, the age of the oldest Owner is used for determining the birthday. We must receive your request to exercise the Guaranteed Principal Option in writing, or any other method that we agree to, within 30 days following the applicable contract anniversary. The Guaranteed Principal Option will take effect at the end of this 30-day period following that contract anniversary.


By exercising the Guaranteed Principal Option, you elect to receive an additional amount to be added to your Account Value intended to restore your initial investment in the contract, in lieu of receiving LIS Plus payments. The additional amount is called the Guaranteed Principal Adjustment and is equal to
(a) minus (b) where:


(a) is Purchase Payments credited within 120 days of the date we issued the contract (reduced proportionately by the percentage reduction in Account Value attributable to each partial withdrawal (including applicable withdrawal charges) prior to the exercise of the Guaranteed Principal Option) and


(b) the Account Value on the contract anniversary immediately preceding exercise of the Guaranteed Principal Option.


The Guaranteed Principal Option can only be exercised if (a) exceeds (b), as defined above. The Guaranteed Principal Adjustment will be added to each applicable investment portfolio in the ratio the portion of the Account Value in such investment portfolio bears to the total Account Value in all investment portfolios. IT IS IMPORTANT TO NOTE THAT ONLY PURCHASE PAYMENTS MADE DURING THE FIRST 120 DAYS THAT YOU HOLD THE CONTRACT ARE TAKEN INTO CONSIDERATION IN DETERMINING THE GUARANTEED PRINCIPAL ADJUSTMENT. IF YOU ANTICIPATE MAKING PURCHASE PAYMENTS AFTER 120 DAYS, YOU SHOULD UNDERSTAND THAT SUCH PAYMENTS WILL NOT INCREASE THE GUARANTEED PRINCIPAL ADJUSTMENT. However, because Purchase Payments made after 120 days will increase your Account Value, such payments may have a significant impact on whether or not a Guaranteed Principal Adjustment is due. Therefore, the LIS Plus II rider may not be appropriate for you if you intend to make additional Purchase Payments after the 120-day period and are purchasing the rider for this feature.


The Guaranteed Principal Adjustment will never be less than zero. IF THE GUARANTEED PRINCIPAL OPTION IS EXERCISED, THE LIS PLUS II RIDER WILL TERMINATE AS OF THE DATE THE OPTION TAKES EFFECT AND NO ADDITIONAL LIS PLUS CHARGES WILL APPLY THEREAFTER.

The variable annuity contract, however, will continue, and the LIS Plus II investment allocation restrictions, described above, will no longer apply.


EXERCISING THE LIS PLUS II RIDER. If you exercise the LIS Plus II rider, you must elect to receive Annuity Payments under one of the following fixed Annuity
Options:


(1)    Life annuity with 5 years of Annuity Payments guaranteed.


(2) Joint and last survivor annuity with 5 years of Annuity Payments guaranteed. Based on federal tax rules, this option is not available for Qualified Contracts where the difference in ages of the Joint Annuitants, who are not spouses, is greater than 10 years. (See "Annuity Payments (The Income Phase).") THIS JOINT AND LAST SURVIVOR ANNUITY OPTION IS ONLY AVAILABLE IF THE YOUNGER ANNUITANT'S ATTAINED AGE IS 35 OR OLDER.


These options are described in the contract and the LIS Plus II rider.


The GMIB Annuity Table is specified in the LIS Plus II rider. This table is calculated based on the Annuity 2000 Mortality Table with a 10-year age set back with interest of 1.5% per annum. As with other payout types, the amount you receive as an income payment also depends on the Annuity Option you select, your age, and your sex. The annuity rates for attained ages 86 to 90 are the same as those for attained age 85. THE ANNUITY RATES IN THE GMIB ANNUITY TABLE ARE CONSERVATIVE AND A WITHDRAWAL CHARGE MAY BE APPLICABLE, SO THE AMOUNT OF GUARANTEED MINIMUM LIFETIME INCOME THAT THE LIS PLUS II PRODUCES MAY BE LESS THAN THE AMOUNT OF ANNUITY INCOME THAT WOULD BE PROVIDED BY APPLYING YOUR ACCOUNT VALUE ON YOUR ANNUITY DATE TO THEN-CURRENT ANNUITY PURCHASE RATES.


If you exercise the LIS Plus II, your Annuity Payments will be the greater of:


o the Annuity Payment determined by applying the amount of the Income Base to the GMIB Annuity Table, or


o the Annuity Payment determined for the same Annuity Option in accordance with the base contract. (See "Annuity Payments (The Income Phase).")


IF THE AMOUNT OF THE GUARANTEED MINIMUM LIFETIME INCOME THAT THE LIS PLUS II PRODUCES IS LESS THAN THE AMOUNT OF ANNUITY INCOME THAT WOULD BE PROVIDED BY APPLYING YOUR CONTRACT VALUE ON THE ANNUITY DATE TO THE THEN-CURRENT ANNUITY PURCHASE RATES, THEN YOU WOULD HAVE PAID FOR A BENEFIT THAT YOU DID NOT USE.


If you take a full withdrawal of your Account Value, your contract is terminated by us due to its small Account Value and inactivity (see "Purchase - Purchase Payments"), or your contract lapses and there remains any Income Base, we will commence making income payments within 30 days of the date of the full withdrawal, termination or lapse. In such cases, your income payments under this benefit, if any, will be determined using the Income Base and any applicable withdrawal adjustment that was taken on account of the withdrawal, termination or lapse.


ENHANCED PAYOUT RATES. As noted above, the annuity rates in the GMIB Annuity Table are calculated based on the Annuity 2000 Mortality Table with a 10-year age set back with interest of 1.5% per annum. However, the LIS Plus II payout rates are enhanced under the following circumstances. If:


o  your contract was issued on or after your 57th birthday;


o  you take no withdrawals prior to age 60 ;


o your Account Value is fully withdrawn or decreases to zero at or after your 62nd birthday and there is an Income Base remaining; and


o the Annuity Option you select is the single life annuity with 5 years of Annuity Payments guaranteed;


then the annual Annuity Payments under the LIS Plus II rider will equal or exceed 5% of the Income Base (calculated on the date the payments are determined).


If an Owner dies and the Owner's spouse (age 89 or younger) is the Beneficiary of the contract, the spouse may elect to continue the contract and the LIS Plus II rider. If the spouse elects to continue the contract and the Owner had begun to take withdrawals prior to his or her death, and the Owner was older than the spouse, the spouse's eligibility for the enhanced payout rates described above is based on the Owner's age when the withdrawals began. For example, if an Owner had begun to take withdrawals at age 60 and subsequently died, if that Owner's spouse continued the contract and the LIS Plus II rider, the spouse would be eligible for the 5% enhanced payout rate described above, even if the spouse were younger than age

60 at the time the contract was continued. If the spouse elects to continue the contract and the Owner had not taken any withdrawals prior to his or her death, the spouse's eligibility for the enhanced payout rates described above is based on the spouse's age when the spouse begins to take withdrawals.


If you choose not to receive Annuity Payments as guaranteed under the LIS Plus II rider, you may elect any of the Annuity Options available under the contract.


TERMINATING THE LIS PLUS II RIDER. Except as otherwise provided in the LIS Plus II rider, the rider will terminate upon the earliest of:


    a) The 30th day following the contract anniversary prior to your 91st birthday;


    b) The date you make a complete withdrawal of your Account Value (if there is an Income Base remaining you will receive payments based on the remaining Income Base) (a pro rata portion of the rider charge will be assessed);


    c) The date you elect to receive Annuity Payments under the contract and you do not elect to receive payments under the LIS Plus (a pro rata portion of the rider charge will be assessed);


    d) Death of the Owner or Joint Owner (unless the spouse (age 89 or younger) is the beneficiary and elects to continue the contract), or death of the Annuitant if a non-natural person owns the contract;


    e) A change for any reason of the Owner or Joint Owner or the Annuitant, if a non-natural person owns the contract, subject to our administrative procedures (a pro rata portion of the rider charge will be assessed);


    f)    The effective date of the Guaranteed Principal Option; or


    g) The date you assign your contract (a pro rata portion of the rider charge will be assessed).



If an Owner or Joint Owner dies and:


o the spouse elects to continue the contract and the LIS rider under termination provision d) above; and


o before the 10-year waiting period to exercise the LIS rider has elapsed, the LIS rider will terminate under termination provision a) above (because it is the 30th day following the contract anniversary prior to the spouse's 91st birthday);


we will permit the spouse to exercise the LIS rider within the 30 days following the Contract Anniversary prior to his or her 91st birthday, even though the 10-year waiting period has not elapsed.



Under our current administrative procedures, we will waive the termination of the LIS Plus II rider if you assign a portion of the contract under the following limited circumstances: if the assignment is solely for your benefit on account of your direct transfer of Account Value under Section 1035 of the Internal Revenue Code to fund premiums for a long term care insurance policy or Purchase Payments for an annuity contract issued by an insurance company which is not our affiliate and which is licensed to conduct business in any state. All such direct transfers are subject to any applicable withdrawal charges.


When the LIS Plus II rider terminates, the corresponding LIS Plus II rider charge terminates and the LIS Plus II investment allocation restrictions no longer apply.


USE OF AUTOMATED REQUIRED MINIMUM DISTRIBUTION PROGRAM AND SYSTEMATIC WITHDRAWAL PROGRAM WITH LIS PLUS II


For IRAs and other contracts subject to Section 401(a)(9) of the Internal Revenue Code, you may be required to take withdrawals to fulfill minimum distribution requirements generally beginning at age 70 1/2.


Used with the LIS Plus II rider, our Automated Required Minimum Distribution Program can help you fulfill minimum distribution requirements with respect to your contract without reducing the Income Base on a proportionate basis. (Reducing the Income Base on a proportionate basis could have the effect of reducing or eliminating the value of Annuity Payments under the LIS Plus II rider.) The Automated Required Minimum Distribution Program calculates minimum distribution requirements with respect to your contract and makes payments to you on a monthly, quarterly, semi-annual or annual basis.


Alternatively, you may choose to enroll in both the Automated Required Minimum Distribution Program and the Systematic Withdrawal Program (see "Access to Your Money - Systematic Withdrawal Program"). In order to avoid taking withdrawals that could reduce the Income Base on a proportionate basis, withdrawals under the

Systematic Withdrawal Program should not exceed 5% of the Annual Increase Amount at the beginning of the Contract Year. Any amounts above 5% of the Annual Increase Amount that need to be withdrawn to fulfill minimum distribution requirements can be paid out at the end of the calendar year by the Automated Required Minimum Distribution Program. For example, if you elect the LIS Plus II and enroll in the Systematic Withdrawal Program and elect to receive monthly payments totaling 5% of the Annual Increase Amount, you should also enroll in the Automated Required Minimum Distribution Program and elect to receive your Automated Required Minimum Distribution Program payment on an annual basis, after the Systematic Withdrawal Program monthly payment in December.


If you enroll in either the Automated Required Minimum Distribution Program or both the Automated Required Minimum Distribution Program and the Systematic Withdrawal Program, you should not make additional withdrawals outside the programs. Additional withdrawals may result in the Income Base being reduced on a proportionate basis, and have the effect of reducing or eliminating the value of Annuity Payments under the LIS Plus II rider.


To enroll in the Automated Required Minimum Distribution Program and/or the Systematic Withdrawal Program, please contact our Annuity Service Center.


(See Appendix D for examples illustrating the operation of the LIS Plus riders.)


DESCRIPTION OF LIS PLUS I


The LIS Plus I rider was available with contracts issued from July 14, 2008 through July 16, 2010. The LIS Plus I rider is a guaranteed minimum income benefit rider and we may refer to it as a "GMIB" rider in this prospectus. LIS Plus I is identical to LIS Plus II, with the following exceptions:


(1) The LIS Plus I Income Base and withdrawal adjustments are calculated as described above for LIS Plus II, except that the annual increase rate is 5% per year through the contract anniversary prior to the Owner's 91st birthday and 0% thereafter. Items (b) and (c) under "Annual Increase Rate" above (regarding required minimum distributions, the Automated Required Minimum Distribution Program, and the Systematic Withdrawal Program) do not apply to the calculation of the Income Base or the withdrawal adjustments under the LIS Plus I rider.


(2) The payout rates described above under "Enhanced Payout Rates" do not apply to the LIS Plus I rider.


For contracts issued with the LIS Plus I rider on or before May 1, 2009, the
-----------------------------------------------------------------------
following additional differences apply:


(1) The annual increase rate is 6% through the contract anniversary immediately prior to your 91st birthday, and 0% per year thereafter.


(2) If total withdrawals in a Contract Year are 6% or less of the Annual Increase Amount on the issue date or on the prior contract anniversary after the first Contract Year, and if these withdrawals are paid to you (or the Annuitant if the contract is owned by a non-natural person) or to another payee we agree to, the total withdrawal adjustments for that Contract Year will be set equal to the dollar amount of total withdrawals in that Contract Year.


(3) If your Annual Increase Amount is reset due to an Optional Step-Up on a contract anniversary occurring on July 1, 2012 or later, we currently will increase the rider charge to 1.15% of the Income Base, applicable after the contract anniversary on which the Optional Step-Up occurs.


(4) The Annual Increase Amount is limited to a maximum of 190% of your Purchase Payments or, if greater, 190% of the Annual Increase Amount as increased by the most recent Optional Step-Up.


(5) The GMIB Annuity Table is calculated based on the Annuity 2000 Mortality Table with a 7-year age set back with interest of 1.5% per annum.


(6) The joint and last survivor Annuity Option under the LIS Plus is only available if the older Annuitant's attained age is 55 or older.


(7) The annuity rates for attained ages 85 to 90 are the same as those for attained age 84.


(8) Different investment allocation restrictions apply. (See "Purchase - Investment Allocation Restrictions for LIS Plus II and LIS Plus I Riders.")


GUARANTEED WITHDRAWAL BENEFIT


We offered an optional guaranteed withdrawal benefit (GWB) for an additional charge. The guaranteed withdrawal benefit under this contract is the Lifetime Withdrawal Guarantee (LWG) rider. The LWG rider is no longer available for sale.


The LWG rider guarantees income for your life (and the life of your spouse, if the Joint Life version of the rider was elected and your spouse elects to continue the contract) through a series of withdrawals that you may begin taking immediately or at a later time, provided withdrawals in any Contract Year do not exceed the maximum amount allowed. (See "Description of the LWG" below.)


If you purchased the LWG, you must have elected it at the time you purchased the contract, prior to age 81. In addition, you could only elect the Single Life version of the LWG rider if the Owner or older Joint Owner (or the Annuitant, if the Owner is a non-natural person) was at least 60 years old on the date the contract is issued. You could only elect the Joint Life version of the LWG rider if: (1) the contract was owned by Joint Owners who are spouses and (2) both Joint Owners were at least 63 years old on the date the contract was issued. You may not have this benefit and an LIS Plus rider in effect at the same time. Once elected, the LWG rider may not be terminated except as stated below.


FACTS ABOUT GUARANTEED WITHDRAWAL BENEFIT RIDERS


MANAGING WITHDRAWALS.


The guarantee under the LWG rider may be reduced if your annual withdrawals are greater than the maximum amount allowed, called the Annual Benefit Payment, which is described in more detail below. The LWG rider does not establish or guarantee an Account Value or minimum return for any Investment Portfolio. THE REMAINING GUARANTEED WITHDRAWAL AMOUNT (AS DESCRIBED BELOW) UNDER THE LWG RIDER CANNOT BE TAKEN AS A LUMP SUM. (However, if you cancel the LWG rider after a waiting period of at least fifteen years, the Guaranteed Principal Adjustment will increase your Account Value to the Purchase Payments credited within the first 120 days of the date that we issue the contract, reduced proportionately for any withdrawals. See "Description of the LWG - Cancellation and Guaranteed Principal Adjustment" below.) Income taxes and penalties may apply to your withdrawals, and withdrawal charges may apply to withdrawals during the first contract year unless you take the necessary steps to elect to take such withdrawals under a Systematic Withdrawal Program. Withdrawal charges will also apply to withdrawals of purchase payments that exceed the free withdrawal amount. (See "Expenses-Withdrawal Charge.")


IF IN ANY CONTRACT YEAR YOU TAKE CUMULATIVE WITHDRAWALS THAT EXCEED THE ANNUAL BENEFIT PAYMENT, THE TOTAL PAYMENTS THAT THE LWG RIDER GUARANTEES THAT YOU OR YOUR BENEFICIARY WILL RECEIVE FROM THE CONTRACT OVER TIME MAY BE LESS THAN THE INITIAL TOTAL GUARANTEED WITHDRAWAL AMOUNT. THIS REDUCTION MAY BE SIGNIFICANT AND MEANS THAT RETURN OF YOUR PURCHASE PAYMENTS MAY BE LOST. THE LWG RIDER CHARGE WILL CONTINUE TO BE DEDUCTED AND CALCULATED BASED ON THE TOTAL GUARANTEED WITHDRAWAL AMOUNT UNTIL TERMINATION OF THE RIDER. THE TOTAL GUARANTEED WITHDRAWAL AMOUNT WILL NOT DECREASE DUE TO WITHDRAWALS THAT DO NOT EXCEED THE MAXIMUM AMOUNT ALLOWED IN ANY CONTRACT YEAR. WITHDRAWALS THAT EXCEED THE MAXIMUM AMOUNT ALLOWED IN ANY CONTRACT YEAR MAY DECREASE THE TOTAL GUARANTEED WITHDRAWAL AMOUNT.


RIDER CHARGES. If the LWG rider is in effect, we will continue to assess the LWG rider charge even in the case where your Remaining Guaranteed Withdrawal Amount, as described below, equals zero.


WITHDRAWAL CHARGE. We will apply a withdrawal charge to withdrawals from Purchase Payments of up to 7% of Purchase Payments taken in the first seven years following receipt of the applicable Purchase Payment. (See "Expenses - Withdrawal Charge - Free Withdrawal Amount" and "Access to Your Money - Systematic Withdrawal Program.")


TAXES. Withdrawals of taxable amounts will be subject to ordinary income tax and, if made prior to age 59 1/2, a 10% federal tax penalty may apply.


TAX TREATMENT. THE TAX TREATMENT OF WITHDRAWALS UNDER THE LWG RIDER IS UNCERTAIN. IT IS CONCEIVABLE THAT THE AMOUNT OF POTENTIAL GAIN COULD BE DETERMINED BASED ON THE REMAINING GUARANTEED WITHDRAWAL AMOUNT AT THE TIME OF THE WITHDRAWAL, IF THE REMAINING GUARANTEED WITHDRAWAL AMOUNT IS GREATER THAN THE ACCOUNT VALUE (PRIOR TO WITHDRAWAL CHARGES, IF APPLICABLE). THIS COULD RESULT IN A GREATER AMOUNT OF TAXABLE INCOME REPORTED UNDER A WITHDRAWAL AND CONCEIVABLY A LIMITED ABILITY TO RECOVER ANY REMAINING BASIS IF THERE IS A LOSS ON SURRENDER OF THE CONTRACT. CONSULT YOUR TAX ADVISOR PRIOR TO PURCHASE.


In considering whether to purchase the LWG rider, you must consider your desire for protection and the cost of the rider with the possibility that had you not purchased the rider, your Account Value may be higher. In considering the benefit of the lifetime withdrawals, you should consider the impact of inflation. Even relatively low levels of inflation may have a significant effect on purchasing power. The Automatic Annual Step-Up, as described below, may provide protection against inflation, if and when there are strong investment returns. As with any GWB rider, the LWG rider, however, does not assure that you will receive strong, let alone any, return on your investments.



LWG AND DECEDENT CONTRACTS. If you are purchasing this contract with a nontaxable transfer of the death benefit proceeds of any annuity contract or IRA (or any other tax-qualified arrangement) of which you were the Beneficiary and you are "stretching" the distributions under the IRS required distribution rules, you may not purchase the LWG rider.


(See Appendix E for examples of the Lifetime Withdrawal Guarantee.)


DESCRIPTION OF THE LWG


TOTAL GUARANTEED WITHDRAWAL AMOUNT. The TOTAL GUARANTEED WITHDRAWAL AMOUNT is the minimum amount that you are guaranteed to receive over time while the LWG rider is in effect. We assess the LWG rider charge as a percentage of the Total Guaranteed Withdrawal Amount. The initial Total Guaranteed Withdrawal Amount is equal to your initial Purchase Payment. The Total Guaranteed Withdrawal Amount is increased (up to a maximum of $5,000,000) by additional Purchase Payments. Withdrawals that do not exceed the Annual Benefit Payment (see "Annual Benefit Payment" below) do not reduce the Total Guaranteed Withdrawal Amount. We refer to this type of withdrawal as a Non-Excess Withdrawal. If, however, a withdrawal results in cumulative withdrawals for the current Contract Year that exceed the Annual Benefit Payment, the Total Guaranteed Withdrawal Amount will be reduced by an amount equal to the difference between the Total Guaranteed Withdrawal Amount after the withdrawal and the Account Value after the withdrawal (if such Account Value is lower than the Total Guaranteed Withdrawal Amount). We refer to this type of withdrawal as an Excess Withdrawal. THIS REDUCTION MAY BE SIGNIFICANT, PARTICULARLY WHEN THE ACCOUNT VALUE IS LOWER THAN THE TOTAL GUARANTEED WITHDRAWAL AMOUNT (SEE "MANAGING YOUR WITHDRAWALS" BELOW.) Limiting your cumulative withdrawals during a Contract Year to not more than the Annual Benefit Payment will result in dollar-for-dollar treatment of the withdrawals.


REMAINING GUARANTEED WITHDRAWAL AMOUNT. The REMAINING GUARANTEED WITHDRAWAL AMOUNT is the remaining amount you are guaranteed to receive over time. The Remaining Guaranteed Withdrawal Amount is increased (up to a maximum of $5,000,000) by additional Purchase Payments, and decreasesd by the amount of each withdrawal regardless of whether or not the withdrawal exceeds the Annual Benefit Payment. The Remaining Guaranteed Withdrawal Amount is also increased by the 5% Compounding Income Amount, as described below. If a withdrawal results in cumulative withdrawals for the current Contract Year that exceed the Annual Benefit Payment (an "Excess Withdrawal"), the Remaining Guaranteed Withdrawal Amount will also be reduced by an additional amount equal to the difference between the Remaining Guaranteed Withdrawal Amount after the withdrawal and the Account Value after the withdrawal (if such Account Value is lower than the Remaining Guaranteed Withdrawal Amount. THIS REDUCTION MAY BE SIGNIFICANT, PARTICULARLY WHEN THE ACCOUNT VALUE IS LOWER THAN THE REMAINING GUARANTEED WITHDRAWAL AMOUNT (SEE "MANAGING YOUR WITHDRAWALS" BELOW). Limiting your cumulative withdrawals during a Contract Year to not more than the Annual Benefit Payment will result in dollar-for-dollar treatment of the withdrawals.


We will continue to pay the Annual Benefit Payment each year for the rest of your life (and the life of your spouse, if the Joint Life version of the LWG rider was elected and your spouse elects to continue the contract), even if your Remaining Guaranteed Withdrawal Amount and/or Account Value declines to zero.


5% COMPOUNDING INCOME AMOUNT. On each contract anniversary until the earlier of: (a) the date of the first withdrawal from the contract or (b) the tenth contract anniversary, the Total Guaranteed Withdrawal Amount and the Remaining Guaranteed Withdrawal Amount are increased by an amount equal to 5% multiplied by the Total Guaranteed Withdrawal Amount and the Remaining Guaranteed Withdrawal Amount before such increase (up to a maximum of $5,000,000). We take the Total Guaranteed Withdrawal Amount and the Remaining Guaranteed Withdrawal Amount as of the last day of the Contract Year to determine the amount subject to the increase. The Total Guaranteed Withdrawal Amount and the Remaining Guaranteed Withdrawal Amount may also be increased by the Automatic Annual Step-Up, if that would result in a higher Total Guaranteed Withdrawal Amount and Remaining Guaranteed Withdrawal Amount.


AUTOMATIC ANNUAL STEP-UP. On each contract anniversary prior to the Owner's 86th birthday, an Automatic Annual Step-Up will occur, provided that the Account Value exceeds the Total Guaranteed Withdrawal Amount (after compounding) immediately before the step-up (and provided that you have chosen not to decline the step-up as described below).


The Automatic Annual Step-Up:


o resets the Total Guaranteed Withdrawal Amount and the Remaining Guaranteed Withdrawal Amount to the Account Value on the date of the step-up, up to a maximum of $5,000,000;


o resets the Annual Benefit Payment equal to 5% of the Total Guaranteed Withdrawal Amount after the step-up; and


o may reset the LWG rider charge to the charge applicable to current contract purchases of the same rider at the time of the step-up, up to a maximum of 0.95% (Single Life version) or 1.40% (Joint Life version) of the Total Guaranteed Withdrawal Amount.


In the event that the charge applicable to contract purchases at the time of the step-up is higher than your current LWG rider charge, you will be notified in writing a minimum of 30 days in advance of the applicable contract anniversary and be informed that you may choose to decline the Automatic Annual Step-Up. If you choose to decline the Automatic Annual Step-Up, you must notify us in accordance with our Administrative Procedures (currently we require you to submit your request in writing to our Annuity Service Center no less than seven calendar days prior to the applicable contract anniversary). Once you notify us of your decision to decline the Automatic Annual Step-Up, you will no longer be eligible for future Automatic Annual Step-Ups until you notify us in writing to our Annuity Service Center that you wish to reinstate the step-ups. This reinstatement will take effect at the next contract anniversary after we receive your request for reinstatement.


If your Total Guaranteed Withdrawal Amount is increased due to an Automatic Step-Up on a contract anniversary occurring on July 1, 2012 or later, we currently will increase the rider charge for the Single Life version to 0.80% of the Total Guaranteed Withdrawal Amount, and we will increase the rider charge for the Joint Life version to 1.05% of the Total Guaranteed Withdrawal Amount, applicable after the contract anniversary on which the Automatic Annual Step-Up occurs.


Please note that the Automatic Annual Step-Up may be of limited benefit if you intend to make Purchase Payments that would cause your Account Value to approach $5,000,0000, because the Total Guaranteed Withdrawal Amount and Remaining Guaranteed Withdrawal Amount cannot exceed $5,000,0000.


YOU SHOULD CAREFULLY CONSIDER WHEN TO BEGIN TAKING WITHDRAWALS IF YOU HAVE ELECTED THE LWG. IF YOU BEGIN TAKING WITHDRAWALS TOO SOON, YOU MAY LIMIT THE VALUE OF THE LWG. FOR EXAMPLE, YOUR TOTAL GUARANTEED WITHDRAWAL AMOUNT IS NO LONGER INCREASED BY THE 5% COMPOUNDING INCOME AMOUNT ONCE YOU MAKE YOUR FIRST WITHDRAWAL. IF YOU DELAY TAKING WITHDRAWALS FOR TOO LONG, YOU MAY LIMIT THE NUMBER OF YEARS AVAILABLE FOR YOU TO TAKE WITHDRAWALS IN THE FUTURE (DUE TO LIFE EXPECTANCY) AND YOU MAY BE PAYING FOR A BENEFIT YOU ARE NOT USING.


At any time during the Accumulation Phase, you can elect to annuitize under current annuity rates in lieu of continuing the LWG rider. This may provide higher income amounts and/or different tax treatment than the payments received under the LWG rider. (See "Lifetime Withdrawal Guarantee and Annuitization" below.)


ANNUAL BENEFIT PAYMENT. The initial ANNUAL BENEFIT PAYMENT is equal to the initial Total Guaranteed Withdrawal Amount multiplied by the 5% Withdrawal Rate. If the Total Guaranteed Withdrawal Amount is later recalculated (for example, because of additional Purchase Payments, the 5% Compounding Income Amount, the Automatic Annual Step-Up, or Excess Withdrawals), the Annual Benefit Payment is reset equal to the new Total Guaranteed Withdrawal Amount multiplied by the 5% Withdrawal Rate.


MANAGING YOUR WITHDRAWALS. It is important that you carefully manage your annual withdrawals. To ensure that you retain the full guarantees of this rider, your annual withdrawals cannot exceed the Annual Benefit Payment each Contract Year. If a withdrawal charge does apply, the charge is not included in the amount withdrawn for the purpose of calculating whether annual withdrawals during a contract year exceed the Annual Benefit Payment. IF A WITHDRAWAL FROM YOUR CONTRACT DOES RESULT IN



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


ANNUAL WITHDRAWALS DURING A CONTRACT YEAR EXCEEDING THE ANNUAL BENEFIT PAYMENT, THE TOTAL GUARANTEED WITHDRAWAL AMOUNT MAY BE RECALCULATED AND THE ANNUAL BENEFIT PAYMENT WILL BE REDUCED TO THE NEW TOTAL GUARANTEED WITHDRAWAL AMOUNT MULTIPLIED BY THE 5% WITHDRAWAL RATE.


IN ADDITION, AS NOTED ABOVE, IF A WITHDRAWAL RESULTS IN CUMULATIVE WITHDRAWALS FOR THE CURRENT CONTRACT YEAR EXCEEDING THE ANNUAL BENEFIT PAYMENT, THE REMAINING GUARANTEED WITHDRAWAL AMOUNT WILL ALSO BE REDUCED BY AN ADDITIONAL AMOUNT EQUAL TO THE DIFFERENCE BETWEEN THE REMAINING GUARANTEED WITHDRAWAL AMOUNT AFTER THE WITHDRAWAL AND THE ACCOUNT VALUE AFTER THE WITHDRAWAL (IF SUCH ACCOUNT VALUE IS LOWER THAN THE REMAINING GUARANTEED WITHDRAWAL AMOUNT). THESE REDUCTIONS IN THE TOTAL GUARANTEED WITHDRAWAL AMOUNT, ANNUAL BENEFIT PAYMENT, AND REMAINING GUARANTEED WITHDRAWAL AMOUNT MAY BE SIGNIFICANT. You are still eligible to receive lifetime payments so long as the withdrawal that exceeded the Annual Benefit Payment did not cause your Account Value to decline to zero. AN EXCESS WITHDRAWAL THAT REDUCES THE ACCOUNT VALUE TO ZERO WILL TERMINATE THE CONTRACT.


You can always take Non-Excess Withdrawals. However, if you choose to receive only a part of your Annual Benefit Payment in any given Contract Year, your Annual Benefit Payment is not cumulative and your Remaining Guaranteed Withdrawal Amount and Annual Benefit Payment will not increase. For example, since your Annual Benefit Payment is 5% of your Total Guaranteed Withdrawal Amount, you cannot withdraw 3% in one year and then withdraw 7% the next year without making an Excess Withdrawal in the second year.


REQUIRED MINIMUM DISTRIBUTIONS. For IRAs and other contracts subject to Section 401(a)(9) of the Internal Revenue Code, you may be required to take withdrawals to fulfill minimum distribution requirements generally beginning at age 70 1/2. These required distributions may be larger than your Annual Benefit Payment. If you enroll in the Automated Required Minimum Distribution Program and elect annual withdrawals, AFTER THE FIRST CONTRACT YEAR, we will increase your Annual Benefit Payment to equal your most recently calculated required minimum distribution amount, if such amount is greater than your Annual Benefit Payment. Otherwise, any cumulative withdrawals you make to satisfy your required minimum distribution amount may exceed your Annual Benefit Payment and may cause the Total Guaranteed Withdrawal Amount to be recalculated and the Annual Benefit Payment to be reduced. YOU MUST BE ENROLLED ONLY IN THE
                                                           ----
AUTOMATED REQUIRED MINIMUM DISTRIBUTION PROGRAM TO QUALIFY FOR THIS INCREASE IN THE ANNUAL BENEFIT PAYMENT. YOU MAY NOT BE ENROLLED IN ANY OTHER SYSTEMATIC WITHDRAWAL PROGRAM. THE FREQUENCY OF YOUR WITHDRAWALS MUST BE ANNUAL. THE AUTOMATED REQUIRED MINIMUM DISTRIBUTION PROGRAM IS BASED ON INFORMATION RELATING TO THIS CONTRACT ONLY. To enroll in the Automated Required Minimum Distribution Program, please contact our Annuity Service Center.


INVESTMENT ALLOCATION RESTRICTIONS. If you elect the Lifetime Withdrawal Guarantee I rider, you are limited to allocating your Purchase Payments and Account Value among the Fixed Account and the following Investment Portfolios:


    (a)    AllianceBernstein Global Dynamic Allocation Portfolio



    (b)    Allianz Global Investors Dynamic Multi-Asset Plus Portfolio


    (c)    AQR Global Risk Balanced Portfolio


    (d)    Barclays Aggregate Bond Index Portfolio


    (e)    BlackRock Global Tactical Strategies Portfolio


    (f)    BlackRock Money Market Portfolio


    (g)    Invesco Balanced-Risk Allocation Portfolio


    (h)    JPMorgan Global Active Allocation Portfolio


    (i)    MetLife Asset Allocation 20 Portfolio


    (j)    MetLife Asset Allocation 40 Portfolio


    (k)    MetLife Asset Allocation 60 Portfolio


    (l)    MetLife Asset Allocation 80 Portfolio



    (m)


     MetLife Balanced Plus Portfolio


    (n)    MetLife Multi-Index Targeted Risk Portfolio


     (o)    PanAgora Global Diversified Risk Portfolio



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



     (p)    Pyramis (Reg. TM) Government Income Portfolio


    (q)    Pyramis (Reg. TM) Managed Risk Portfolio


    (r)    Schroders Global Multi-Asset Portfolio


    (s)    SSgA Growth and Income ETF Portfolio


    (t)    SSgA Growth ETF Portfolio



You may also elect to participate in the DCA or EDCA programs, provided that your destination Investment Portfolios are one or more of the above listed Investment Portfolios.


JOINT LIFE VERSION. A Joint Life version of the LWG rider is available for a charge of 0.70% (which may increase upon an Automatic Annual Step-Up to a maximum of 1.40%). The Joint Life version must be elected at the time you purchase the contract, the contract must be owned by Joint Owners who are spouses, and both Joint Owners must be at least 63 years old on the date the contract is issued. Because of the requirement that the contract be owned by Joint Owners, the Joint Life version can only be purchased with Non-Qualified Contracts. Under the Joint Life version, when the Owner of the contract dies (or when the first Joint Owner dies), the LWG rider will automatically remain in effect only if the spouse is the primary Beneficiary and elects to continue the contract under the spousal continuation provisions. (See "Death Benefit - Spousal Continuation.") If the spouse elects to continue the contract, the spouse will receive the Annual Benefit Payment each year for the remainder of his or her life.



In situations in which a trust is both the Owner and Beneficiary of the contract, the Joint Life Version of the LWG would not apply.



CANCELLATION AND GUARANTEED PRINCIPAL ADJUSTMENT. You may elect to cancel the LWG rider on the contract anniversary every five Contract Years for the first 15 Contract Years and annually thereafter. We must receive your cancellation request within 30 days following the applicable contract anniversary in accordance with our Administrative Procedures (currently we require you to submit your request in writing to our Annuity Service Center). The cancellation will take effect upon our receipt of your request. If cancelled, the LWG rider will terminate, we will no longer deduct the LWG rider charge, and the investment allocation restrictions described above will no longer apply. The variable annuity contract, however, will continue.


If you cancel the LWG rider on the fifteenth contract anniversary or any contract anniversary thereafter, we will add a GUARANTEED PRINCIPAL ADJUSTMENT to your Account Value. The Guaranteed Principal Adjustment is intended to restore your initial investment in the contract in the case of poor investment performance. The Guaranteed Principal Adjustment is equal to (a) - (b) where:


(a) is Purchase Payments credited within 120 days of the date that we issued the contract, reduced proportionately by the percentage reduction in Account Value attributable to any partial withdrawals taken (including any applicable withdrawal charges) and


(b)    is the Account Value on the date of cancellation.


The Guaranteed Principal Adjustment will be added to each applicable Investment Portfolio in the ratio the portion of the Account Value in such Investment Portfolio bears to the total Account Value in all Investment Portfolios. The Guaranteed Principal Adjustment will never be less than zero.


Only Purchase Payments made during the first 120 days that you hold the contract are taken into consideration in determining the Guaranteed Principal Adjustment. Contract Owners who anticipate making Purchase Payments after 120 days should understand that such payments will not increase the Guaranteed Principal Adjustment. Purchase Payments made after 120 days are added to your Account Value and impact whether or not a benefit is due. Therefore, the LWG may not be appropriate for you if you intend to make additional Purchase Payments after the 120 day period and are purchasing the LWG for its Guaranteed Principal Adjustment feature.


TERMINATION OF THE LWG RIDER. The LWG rider will terminate upon the earliest of:


(1) the date of a full withdrawal of the Account Value (you are still eligible to receive either the Remaining Guaranteed Withdrawal Amount or lifetime payments, provided the withdrawal did not exceed the Annual Benefit Payment and the provisions and conditions of the rider have been met) (a pro rata portion of the rider charge will be assessed);


(2) the date all of the Account Value is applied to an annuity option (a pro rata portion of the rider charge will be assessed);


(3) the date there are insufficient funds to deduct the LWG rider charge from the Account Value and your contract is thereby terminated (whatever Account Value is available will be applied to pay the rider charge and you are still eligible to receive either the Remaining Guaranteed Withdrawal Amount or lifetime payments, provided the provisions and conditions of the rider have been met; however, you will have no other benefits under the contract);


(4) death of the Owner or Joint Owner (or the Annuitant if the Owner is a non-natural person), except where the contract is issued under the Joint Life version of the LWG, the primary Beneficiary is the spouse, and the spouse elects to continue the contract under the spousal continuation provisions of the contract;


(5) change of the Owner or Joint Owner for any reason, subject to our administrative procedures (a pro rata portion of the rider charge will be assessed);


(6)    the effective date of the cancellation of the rider; or


(7) termination of the contract to which the rider is attached, other than due to death (a pro rata portion of the rider charge will be assessed).


Once the rider is terminated, the LWG rider charge will no longer be deducted and the LWG investment allocation restrictions will no longer apply.


ADDITIONAL INFORMATION. The LWG rider may affect the death benefit available under your contract. If the Owner or Joint Owner should die while the LWG rider is in effect, an additional death benefit amount will be calculated under the LWG rider that can be taken in a lump sum. The LWG death benefit amount that may be taken as a lump sum will be equal to total Purchase Payments less any partial withdrawals (deducted on a dollar-for-dollar basis). If this death benefit amount is greater than the death benefit provided by your contract, and if withdrawals in each Contract Year did not exceed the Annual Benefit Payment, then this death benefit amount will be paid instead of the death benefit provided by the contract. All other provisions of your contract's death benefit will apply.


Alternatively, the Beneficiary may elect to receive the Remaining Guaranteed Withdrawal Amount as a death benefit, in which case we will pay the Remaining Guaranteed Withdrawal Amount on a monthly basis (or any mutually agreed upon frequency, but no less frequently than annually) until the Remaining Guaranteed Withdrawal Amount is exhausted. The Beneficiary's withdrawal rights then come to an end. Currently, there is no minimum dollar amount for the payments; however, we reserve the right to accelerate any payment, in a lump sum, that is less than $500 (see below). This death benefit will be paid instead of the applicable contractual death benefit or the additional death benefit amount calculated under the LWG as described above. Otherwise, the provisions of those contractual death benefits will determine the amount of the death benefit. Except as may be required by the Internal Revenue Code, an annual payment will not exceed the Annual Benefit Payment. If your Beneficiary dies while such payments are made, we will continue making the payments to the Beneficiary's estate unless we have agreed to another payee in writing. If the contract is a Non-Qualified Contract, any death benefit must be paid out over a time period and in a manner that satisfies Section 72(s) of the Internal Revenue Code. If the Owner (or the Annuitant, if the Owner is not a natural person) dies prior to the "annuity starting date" (as defined under the Internal Revenue Code and regulations thereunder), the period over which the Remaining Guaranteed Withdrawal Amount is paid as a death benefit cannot exceed the remaining life expectancy of the payee under the appropriate IRS tables. For purposes of the preceding sentence, if the payee is a non-natural person, the Remaining Guaranteed Withdrawal Amount must be paid out within 5 years from the date of death. Payments under this death benefit must begin within 12 months following the date of death.


We reserve the right to accelerate any payment, in a lump sum, that is less than $500 or to comply with requirements under the Internal Revenue Code (including minimum distribution requirements for IRAs and other contracts subject to Section 401(a)(9) of the Internal Revenue Code and nonqualified contracts subject to Section 72(s)). If you terminate the LWG rider because (1) you make a total withdrawal of your Account Value; (2) your Account Value is insufficient to pay the LWG rider charge; or (3) the contract Owner dies, except where the Beneficiary or Joint Owner is the spouse of the Owner and the spouse elects to continue the contract, you may not make additional Purchase Payments under the contract.


LIFETIME WITHDRAWAL GUARANTEE AND ANNUITIZATION. Since the Annuity Date at the time you purchase the contract is the later of age 90 of the Annuitant or 10 years from contract issue, you must make an election if you would like to extend your Annuity Date to the latest date permitted (subject to restrictions that may apply in New York State, restrictions imposed by your selling firm, and our current established administrative procedures). If



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you elect to extend your Annuity Date to the latest date permitted, and that date is reached, your contract must be annuitized (see "Annuity Payments (The Income Phase)"), or you must make a complete withdrawal of your Account Value. Annuitization may provide higher income amounts than the payments under the LWG rider, depending on the applicable annuity option rates and your Account Value on the Annuity Date.


If you annuitize at the latest date permitted, you must elect one of the following options:


(1)    Annuitize the Account Value under the contract's annuity provisions.


(2) If you took withdrawals before age 59 1/2, and therefore you are not eligible for lifetime withdrawals under the LWG rider, elect to receive the Annual Benefit Payment paid each year until the Remaining Guaranteed Withdrawal Amount is depleted. These payments will be equal in amount, except for the last payment that will be in an amount necessary to reduce the Remaining Guaranteed Withdrawal Amount to zero.


(3) If you are eligible for lifetime withdrawals under the LWG rider, elect to receive the Annual Benefit Payment paid each year until your death (or the later of you and your spousal Beneficiary's death for the Joint Life version). If you (or you and your spousal Beneficiary for the Joint Life version) die before the Remaining Guaranteed Withdrawal Amount is depleted, your Beneficiaries will continue to receive payments equal to the Annual Benefit Payment each year until the Remaining Guaranteed Withdrawal Amount is depleted. These payments will be equal in amount, except for the last payment that will be in an amount necessary to reduce the Remaining Guaranteed Withdrawal Amount to zero.


If you do not select an Annuity Option or elect to receive payments under the LWG rider, we will annuitize your contract under the Life Annuity with 10 Years of Annuity Payments Guaranteed Annuity Option. However, if we do, we will adjust your Annuity Payment or the Annuity Option, if necessary, so your aggregate Annuity Payments will not be less than what you would have received under the LWG rider.




8. PERFORMANCE

We periodically advertise subaccount performance relating to the Investment Portfolios. We will calculate performance by determining the percentage change in the value of an Accumulation Unit by dividing the increase (decrease) for that unit by the value of the Accumulation Unit at the beginning of the period. This performance number reflects the deduction of the Separate Account product charges (including certain death benefit rider charges) and the Investment Portfolio expenses. It does not reflect the deduction of any applicable account fee, withdrawal charge, or applicable optional rider charges. The deduction of these charges would reduce the percentage increase or make greater any percentage decrease. Any advertisement will also include total return figures which reflect the deduction of the Separate Account product charges (including certain death benefit rider charges), account fee, withdrawal charges, applicable optional rider charges, and the Investment Portfolio expenses.


For periods starting prior to the date the contract was first offered, the performance will be based on the historical performance of the corresponding Investment Portfolios for the periods commencing from the date on which the particular Investment Portfolio was made available through the Separate Account.


In addition, the performance for the Investment Portfolios may be shown for the period commencing from the inception date of the Investment Portfolios. These figures should not be interpreted to reflect actual historical performance of the Separate Account.


We may, from time to time, include in our advertising and sales materials performance information for funds or investment accounts related to the Investment Portfolios and/or their investment advisers or subadvisers. Such related performance information also may reflect the deduction of certain contract charges. We may also include in our advertising and sales materials tax deferred compounding charts and other hypothetical illustrations, which may include comparisons of currently taxable and tax deferred investment programs, based on selected tax brackets.


We may advertise the living benefit and death benefit riders using illustrations showing how the benefit works with historical performance of specific Investment Portfolios or with a hypothetical rate of return (which rate will not exceed 12%) or a combination of historical and hypothetical returns. These illustrations will reflect the deduction of all applicable charges including the portfolio expenses of the underlying Investment Portfolios.



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You should know that for any performance we illustrate, future performance will vary and results shown are not necessarily representative of future results.




9. DEATH BENEFIT

UPON YOUR DEATH


If you die during the Accumulation Phase, we will pay a death benefit to your Beneficiary (or Beneficiaries). The Principal Protection is the standard death benefit for your contract. If you are age 79 or younger at the effective date of your contract, you may select the optional Annual Step-Up Death Benefit rider. For contracts issued prior to May 1, 2004, the Annual Step-Up is the standard death benefit for your contract.


The death benefits are described below. If you have already been issued a contract, please check your contract and riders for the specific provisions applicable to you.


The death benefit is determined as of the end of the Business Day on which we receive both due proof of death and an election for the payment method. Where there are multiple Beneficiaries, the death benefit will only be determined as of the time the first Beneficiary submits the necessary documentation in Good Order. If the death benefit payable is an amount that exceeds the Account Value on the day it is determined, we will apply to the contract an amount equal to the difference between the death benefit payable and the Account Value, in accordance with the current allocation of the Account Value. This death benefit amount remains in the Investment Portfolios until each of the other Beneficiaries submits the necessary documentation in Good Order to claim his/her death benefit. (See "General Death Benefit Provisions" below.) Any death benefit amounts held in the Investment Portfolios on behalf of the remaining Beneficiaries are subject to investment risk. There is no additional death benefit guarantee.


If you have a Joint Owner, the death benefit will be paid when the first Owner dies. Upon the death of either Owner, the surviving Joint Owner will be the primary Beneficiary. Any other Beneficiary designation will be treated as a contingent Beneficiary, unless instructed otherwise.


If a non-natural person owns the contract, the Annuitant will be deemed to be the Owner in determining the death benefit. If there are Joint Owners, the age of the older Owner will be used to determine the death benefit amount.


If we are presented with notification of your death before any requested transaction is completed (including transactions under a dollar cost averaging program, the Automatic Rebalancing Program, the Systematic Withdrawal Program, or the Automated Required Minimum Distribution Program), we will cancel the request. As described above, the death benefit will be determined when we receive both due proof of death and an election for the payment method.


STANDARD DEATH BENEFIT - PRINCIPAL PROTECTION


The death benefit will be the greater of:


(1)    the Account Value; or


(2) total Purchase Payments, reduced proportionately by the percentage reduction in Account Value attributable to each partial withdrawal (including any applicable withdrawal charge).


If the Owner is a natural person and the Owner is changed to someone other than a spouse, the death benefit amount will be determined as defined above; however, subsection (2) will be changed to provide as follows: "the Account Value as of the effective date of the change of Owner, increased by Purchase Payments received after the date of the change of Owner, reduced proportionately by the percentage reduction in Account Value attributable to each partial withdrawal (including any applicable withdrawal charge) made after such date."


In the event that a Beneficiary who is the spouse of the Owner elects to continue the contract in his or her name after the Owner dies, the death benefit amount will be determined in accordance with (1) or (2) above.


(See Appendix F for examples of the Principal Protection death benefit rider.)


OPTIONAL DEATH BENEFIT - ANNUAL STEP-UP


You may select the Annual Step-Up death benefit rider if you are age 79 or younger at the effective date of your contract. If you select the Annual Step-Up death benefit rider, the death benefit will be the greatest of:


(1)    the Account Value; or


(2) total Purchase Payments, reduced proportionately by the percentage reduction in Account Value attributable to each partial withdrawal (including any applicable withdrawal charge); or


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


(3)    the highest anniversary value, as defined below.


On the date we issue your contract, the highest anniversary value is equal to your initial Purchase Payment. Thereafter, the highest anniversary value (as recalculated) will be increased by subsequent Purchase Payments and reduced proportionately by the percentage reduction in Account Value attributable to each subsequent partial withdrawal (including any applicable withdrawal charge). On each contract anniversary prior to your 81st birthday, the highest anniversary value will be recalculated and set equal to the greater of the highest anniversary value before the recalculation or the Account Value on the date of the recalculation.


If the Owner is a natural person and the Owner is changed to someone other than a spouse, the death benefit is equal to the greatest of (1), (2) or (3); however, for purposes of calculating (2) and (3) above:



o Subsection (2) is changed to provide: "The Account Value as of the effective date of the change of Owner, increased by Purchase Payments received after the date of change of Owner, and reduced proportionately by the percentage reduction in Account Value attributable to each partial withdrawal (including any applicable withdrawal charge) made after such date"; and



o For subsection (3), the highest anniversary value will be recalculated to equal your Account Value as of the effective date of the change of Owner. Thereafter, the highest anniversary value (as recalculated) will be increased by subsequent Purchase Payments and reduced proportionately by the percentage reduction in Account Value attributable to each subsequent partial withdrawal (including any applicable withdrawal charge). On each contract anniversary prior to the Owner's 81st birthday, the highest anniversary value will be recalculated and set equal to the greater of the highest anniversary value before the recalculation or the Account Value on the date of the recalculation.


In the event that a Beneficiary who is the spouse of the Owner elects to continue the contract in his or her name after the Owner dies, the death benefit is equal to the greatest of (1), (2) or (3).


(See Appendix F for examples of the Annual Step-Up death benefit rider.)


GENERAL DEATH BENEFIT PROVISIONS


The death benefit amount remains in the Separate Account until distribution begins. From the time the death benefit is determined until complete distribution is made, any amount in the Separate Account will continue to be subject to investment risk. This risk is borne by the Beneficiary.


If the Beneficiary under a Qualified Contract is the Annuitant's spouse, the tax law generally allows distributions to begin by the year in which the Annuitant would have reached 70 1/2 (which may be more or less than five years after the Annuitant's death).


A Beneficiary must elect the death benefit to be paid under one of the payment options (unless the Owner has previously made the election). The entire death benefit must be paid within 5 years of the date of death unless the Beneficiary elects to have the death benefit payable under an Annuity Option. The death benefit payable under an Annuity Option must be paid over the Beneficiary's lifetime or for a period not extending beyond the Beneficiary's life expectancy. For Non-Qualified Contracts, payment must begin within one year of the date of death. For Qualified Contracts, payment must begin no later than the end of the calendar year immediately following the year of death.


We may also offer a payment option, for both Non-Qualified Contracts and certain Qualified Contracts, under which your Beneficiary may receive payments, over a period not extending beyond his or her life expectancy, under a method of distribution similar to the distribution of required minimum distributions from Individual Retirement Accounts. If this option is elected, we will issue a new contract to your Beneficiary in order to facilitate the distribution of payments. Your Beneficiary may choose any optional death benefit available under the new contract. Upon the death of your Beneficiary, the death benefit would be required to be distributed to your Beneficiary's Beneficiary at least as rapidly as under the method of distribution in effect at the time of your Beneficiary's death. (See "Federal Income Tax Status.") To the extent permitted under the tax law, and in accordance with our procedures, your designated Beneficiary is permitted under our procedures to make additional Purchase Payments consisting of monies which are direct transfers (as permitted under tax law) from other Qualified Contracts or Non-Qualified Contracts, depending on which type of contract you own, held in the name of the decedent. Any such additional Purchase Payments would be subject to applicable withdrawal charges. Your Beneficiary is also permitted to choose some of the optional benefits available under the contract, but certain contract provisions or programs may not be available.



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If a lump sum payment is elected and all the necessary requirements are met, the payment will be made within 7 days. Payment to the Beneficiary under an Annuity Option may only be elected during the 60-day period beginning with the date we receive due proof of death.


If the Owner or a Joint Owner, who is not the Annuitant, dies during the Income Phase, any remaining payments under the Annuity Option elected will continue at least as rapidly as under the method of distribution in effect at the time of the Owner's death. Upon the death of the Owner or a Joint Owner during the Income Phase, the Beneficiary becomes the Owner.


SPOUSAL CONTINUATION


If the primary Beneficiary is the spouse of the Owner, upon the Owner's death, the Beneficiary may elect to continue the contract in his or her own name. Upon such election, the Account Value will be adjusted upward (but not downward) to an amount equal to the death benefit amount determined upon such election and receipt of due proof of death of the Owner. Any excess of the death benefit amount over the Account Value will be allocated to each applicable Investment Portfolio and/or the Fixed Account in the ratio that the Account Value in the Investment Portfolio and/or the Fixed Account bears to the total Account Value. The terms and conditions of the contract that applied prior to the Owner's death will continue to apply, with certain exceptions described in the contract.


For purposes of the death benefit on the continued contract, the death benefit is calculated in the same manner as it was prior to continuation except that all values used to calculate the death benefit, which may include a highest anniversary value (depending on whether you elected an optional death benefit), are reset on the date the spouse continues the contract.



Spousal continuation will not satisfy minimum required distribution rules for Qualified Contracts other than IRAs (see "Federal Income Tax Status").



DEATH OF THE ANNUITANT


If the Annuitant, not an Owner or Joint Owner, dies during the Accumulation Phase, you automatically become the Annuitant. You can select a new Annuitant if you do not want to be the Annuitant (subject to our then-current underwriting standards). However, if the Owner is a non-natural person (for example, a corporation or a trust), then the death of the primary Annuitant will be treated as the death of the Owner, and a new Annuitant may not be named.


Upon the death of the Annuitant after Annuity Payments begin, the death benefit, if any, will be as provided for in the Annuity Option selected. Death benefits will be paid at least as rapidly as under the method of distribution in effect at the Annuitant's death.


CONTROLLED PAYOUT


You may elect to have the death benefit proceeds paid to your Beneficiary in the form of Annuity Payments for life or over a period of time that does not exceed your Beneficiary's life expectancy. This election must be in writing in a form acceptable to us. You may revoke the election only in writing and only in a form acceptable to us. Upon your death, the Beneficiary cannot revoke or modify your election. The Controlled Payout is only available to Non-Qualified Contracts.




10. FEDERAL INCOME TAX STATUS




INTRODUCTION

The following information on taxes is a general discussion of the subject. It is not intended as tax advice. The Internal Revenue Code (the Code) and the provisions of the Code that govern the contract are complex and subject to change. The applicability of federal income tax rules may vary with your particular circumstances. This discussion does not include all the federal income tax rules that may affect you and your contract. Nor does this discussion address other federal tax consequences (such as estate and gift taxes, sales to foreign individuals or entities), or state or local tax consequences, which may affect your investment in the contract. As a result, you should always consult a tax adviser for complete information and advice applicable to your individual situation.


You are responsible for determining whether your purchase of a contract, withdrawals, income payments and any other transactions under your contract satisfy applicable tax law. We are not responsible for determining if your employer's plan or arrangement satisfies the requirements of the Code and/or the Employee Retirement Income Security Act of 1974 (ERISA).




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We do not expect to incur federal, state or local income taxes on the earnings or realized capital gains attributable to the Separate Account. However, if we do incur such taxes in the future, we reserve the right to charge amounts allocated to the Separate Account for these taxes.


To the extent permitted under federal tax law, we may claim the benefit of the corporate dividends received deduction and of certain foreign tax credits attributable to taxes paid by certain of the Investment Portfolios to foreign jurisdictions.


Any Code reference to "spouse" includes those persons who are married spouses under state law, regardless of sex.


NON-QUALIFIED CONTRACTS


A "Non-Qualified Contract" discussed here assumes the contract is an annuity contract for federal income tax purposes, but the contract is not held in a tax qualified "plan" defined by the Code. Tax qualified plans include arrangements described in Code Sections 401(a), 401(k), 403(a), 403(b) or tax sheltered annuities (TSA), 408 or "IRAs" (including SEP and SIMPLE IRAs), 408A or "Roth IRAs" or 457(b) or governmental 457(b) plans. Contracts owned through such plans are referred to below as "Qualified Contracts."


INVESTOR CONTROL


In certain circumstances, Owners of variable annuity Non-Qualified Contracts have been considered to be the owners of the assets of the underlying Separate Account for federal income tax purposes due to their ability to exercise investment control over those assets. When this is the case, the contract Owners have been currently taxed on income and gains attributable to the variable account assets. There is little guidance in this area, and some features of the contract, such as the number of Investment Portfolios available and the flexibility of the contract Owner to allocate Purchase Payments and transfer amounts among the Investment Portfolios have not been addressed in public rulings. While we believe that the contract does not give the contract Owner investment control over Separate Account assets, we reserve the right to modify the contract as necessary to prevent a contract Owner from being treated as the owner of the Separate Account assets supporting the contract.


ACCUMULATION


Generally, an Owner of a Non-Qualified Contract is not taxed on increases in the value of the contract until there is a distribution from the contract, either as surrenders, partial withdrawals, or income payments. This deferral of taxation on accumulated value in the contract is limited to contracts owned by or held for the benefit of "natural persons." A contract will be treated as held by a natural person even if the nominal Owner is a trust or other entity which holds the contract as an agent for a natural person.


In contrast, a contract owned by other than a "natural person," such as a corporation, partnership, trust, or other entity, will be taxed currently on the increase in accumulated value in the contract in the year earned. Note that in this regard, an employer which is the Owner of an annuity contract under a non-qualified deferred compensation arrangement for its employees would be considered a non-natural Owner and the annual increase in the Account Value would be subject to current income taxation.


SURRENDERS OR WITHDRAWALS - EARLY DISTRIBUTION


If you take a withdrawal from your contract, or surrender your contract prior to the date you commence taking annuity or "income" payments (the "Annuity Starting Date"), the amount you receive will be treated first as coming from earnings (and thus subject to income tax) and then from your Purchase Payments (which are not subject to income tax). If the accumulated value is less than your Purchase Payments upon surrender of your contract, you might be able to claim the loss on your federal income taxes as a miscellaneous itemized deduction.


The portion of any withdrawal or distribution from an annuity contract that is subject to income tax will also be subject to a 10% federal income tax penalty for "early" distribution if such withdrawal or distribution is taken prior to you reaching age 59 1/2, unless the distribution was made:


(a)    on account of your death or disability,


(b) as part of a series of substantially equal periodic payments payable for your life or joint lives of you and your designated Beneficiary, or


(c) under certain immediate income annuities providing for substantially equal payments made at least annually.


If you receive systematic payments that you intend to qualify for the "substantially equal periodic payments" exception noted above, any modifications (except due to death or disability) to your payment before age 59 1/2 or




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within five years after beginning these payments, whichever is later, will result in the retroactive imposition of the 10% federal income tax penalty with interest. Such modifications may include additional Purchase Payments or withdrawals (including tax-free transfers or rollovers of income payments) from the contract.


If your contract has been purchased with an Optional Two Year Withdrawal Feature or is for a guaranteed period only (term certain) annuity, and is terminated as a result of the exercise of the withdrawal feature, the taxable portion of the payment will generally be the excess of the proceeds received over your remaining after-tax Purchase Payment.


For Non-Qualified Contracts, amounts received under the exercise of a partial withdrawal may be fully includible in taxable income. The entire amount of the withdrawal could be treated as taxable income. Exercise of either withdrawal feature may adversely impact the amount of subsequent payments which can be treated as a nontaxable return of investment.


TREATMENT OF SEPARATE ACCOUNT CHARGES


It is possible that at some future date the Internal Revenue Service (IRS) may consider that contract charges attributable to certain guaranteed death benefits and certain living benefits are to be treated as distributions from the contract to pay for such non-annuity benefits. Currently, these charges are considered to be an intrinsic part of the contract and we do not report these as taxable income. However, if this treatment changes in the future, the charge could also be subject to a 10% federal income tax penalty as an early distribution, as described above.


GUARANTEED WITHDRAWAL BENEFITS


If you have purchased the Lifetime Withdrawal Guarantee, where otherwise made available, note the following:


The tax treatment of withdrawals under such a benefit is uncertain. It is conceivable that the amount of potential gain could be determined based on the remaining amount guaranteed to be available for withdrawal at the time of the withdrawal if greater than the Account Value (prior to withdrawal charges). This could result in a greater amount of taxable income in certain cases. In general, at the present time, we intend to report such withdrawals using the Account Value rather than the remaining benefit to determine gain. However, in cases where the maximum permitted withdrawal in any year exceeds the Account Value, the portion of the withdrawal treated as taxable gain (not to exceed the amount of the withdrawal) should be measured as the difference between the maximum permitted withdrawal amount under the benefit and the remaining after-tax basis immediately preceding the withdrawal. Consult your tax adviser.



In the event that the Account Value goes to zero, and the Remaining Guaranteed Withdrawal Amount is paid out in fixed installments or the Annual Benefit Payment is paid for life, we will treat such payments as income Annuity Payments under the tax law and allow recovery of any remaining basis ratably over the expected number of payments.


We reserve the right to change our tax reporting practices where we determine that they are not in accordance with IRS guidance (whether formal or informal).



AGGREGATION


If you purchase two or more deferred annuity contracts from us (or our affiliates) during the same calendar year (after October 21, 1988), the law requires that all such contracts must be treated as a single contract for purposes of determining whether any payments not received as an annuity (e.g., withdrawals) will be includible in income. Aggregation could affect the amount of a withdrawal that is taxable and subject to the 10% federal income tax penalty described above. Since the IRS may require aggregation in other circumstances as well, you should consult a tax adviser if you are purchasing more than one annuity contract from the same insurance company in a single calendar year. Aggregation does not affect distributions paid in the form of an annuity (see "Taxation of Payments in Annuity Form" below).


EXCHANGES/TRANSFERS


The annuity contract may be exchanged in whole or in part for another annuity contract or a long-term care insurance policy. The exchange for another annuity contract may be a tax-free transaction provided that, among other prescribed IRS conditions, no amounts are distributed from either contract involved in the exchange for 180 days following the date of the exchange - other than Annuity Payments made for life, joint lives, or for a term of 10 years or more. Otherwise, a withdrawal or "deemed" distribution may be includible in your taxable income (plus a 10% federal income tax penalty) to the extent that the accumulated value of your annuity exceeds your investment in the contract (your "gain"). The opportunity to make partial annuity exchanges was provided by the IRS in 2011 and some ramifications of such an exchange remain unclear. If




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the annuity contract is exchanged in part for an additional annuity contract, a distribution from either contract may be taxable to the extent of the combined gain attributable to both contracts, or only to the extent of your gain in the contract from which the distribution is paid. It is not clear whether this guidance applies to a partial exchange involving long-term care contracts. Consult your tax adviser prior to a partial exchange.


A transfer of ownership of the contract, or the designation of an Annuitant or other Beneficiary who is not also the contract Owner, may result in income or gift tax consequences to the contract Owner. You should consult your tax adviser if you are considering such a transfer or assignment.


DEATH BENEFITS


The death benefit is taxable to the recipient in the same manner as if paid to the contract Owner (under the rules for withdrawals or income payments, whichever is applicable).


After your death, any death benefit determined under the contract must be distributed according to certain rules. The method of distribution that is required depends on whether you die before or after the Annuity Starting Date. If you die on or after the Annuity Starting Date, the remaining portion of the interest in the contract must be distributed at least as rapidly as under the method of distribution being used as of the date of death. If you die before the Annuity Starting Date, the entire interest in the contract must be distributed within five (5) years after the date of death, or as periodic payments over a period not extending beyond the life or life expectancy of the designated Beneficiary (provided such payments begin within one year of your death). Your designated Beneficiary is the person to whom benefit rights under the contract pass by reason of death; the Beneficiary must be a natural person in order to elect a periodic payment option based on life expectancy or a period exceeding five years. Additionally, if the annuity is payable to (or for the benefit of) your surviving spouse, that portion of the contract may be continued with your spouse as the Owner. For contracts owned by a non-natural person, the required distribution rules apply upon the death of the Annuitant. If there is more than one Annuitant of a contract held by a non-natural person, then such required distributions will be triggered by the death of the first co-Annuitant.


TAXATION OF PAYMENTS IN ANNUITY FORM


When payments are received from the contract in the form of an annuity, normally the Annuity Payments are taxable as ordinary income to the extent that payments exceed the portion of the payment determined by applying the exclusion ratio to the entire payment. The exclusion ratio of a contract is determined at the time the contract's accumulated value is converted to an annuity form of distribution. Generally, the applicable exclusion ratio is your investment in the contract divided by the total payments you are expected to receive based on IRS rules which consider such factors, such as the form of annuity and mortality. The excludable portion of each Annuity Payment is the return of investment in the contract and it is excludable from your taxable income until your investment in the contract is fully recovered. We will make this calculation for you. However, it is possible that the IRS could conclude that the taxable portion of income payments under a Non-Qualified Contract is an amount greater - or less - than the taxable amount determined by us and reported by us to you and the IRS.


Once you have recovered the investment in the contract, further Annuity Payments are fully taxable. If you die before your investment in the contract is fully recovered, the balance may be deducted on your last tax return, or if Annuity Payments continue after your death, the balance may be deducted by your Beneficiary.


The IRS has not furnished explicit guidance as to how the excludable amount is to be determined each year under variable income annuities that permit transfers between a fixed annuity option and variable investment options, as well as transfers between investment options after the Annuity Starting Date. Once Annuity Payments have commenced, you may not be able to make transfer withdrawals to another Non-Qualified Contract or a long-term care contract in a tax-free exchange.


If you receive payments that you intend to qualify for the "substantially equal periodic payments" exception noted above, any modifications (except due to death or disability) to your payment before age 59 1/2 or within five years after beginning these payments, whichever is later, will result in the retroactive imposition of the 10% federal income tax penalty with interest. Such modifications may include additional Purchase Payments or withdrawals (including




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tax-free transfers or rollovers of income payments) from the contract.


If the contract allows, you may elect to convert less than the full value of your contract to an annuity form of pay-out (i.e., "partial annuitization"). In this case, your investment in the contract will be pro-rated between the annuitized portion of the contract and the deferred portion. An exclusion ratio will apply to the Annuity Payments as described above, provided the annuity form you elect is payable for at least 10 years or for the life of one or more individuals.


3.8% TAX ON NET INVESTMENT INCOME


Federal tax law imposes a 3.8% Medicare tax on the lesser of:


     (1) the taxpayer's "net investment income," (from non-qualified annuities, interest, dividends, and other investments, offset by specified allowable deductions), or


(2) the taxpayer's modified adjusted gross income in excess of a specified income threshold ($250,000 for married couples filing jointly, $125,000 for married couples filing separately, and $200,000 otherwise).


"Net investment income" in Item 1 above does not include distributions from tax qualified plans, (i.e., arrangements described in Code Sections 401(a), 403(a), 403(b), 408, 408A, or 457(b)), but such income will increase modified adjusted gross income in Item 2 above.


You should consult your tax adviser regarding the applicability of this tax to income under your annuity contract.


PUERTO RICO TAX CONSIDERATIONS


The Puerto Rico Internal Revenue Code of 2011 (the "2011 PR Code") taxes distributions from Non-Qualified Contracts differently than in the U.S.


Distributions that are not in the form of an annuity (including partial surrenders and period certain payments) are treated under the 2011 PR Code first as a return of investment. Therefore, a substantial portion of the amounts distributed generally will be excluded from gross income for Puerto Rico tax purposes until the cumulative amount paid exceeds your tax basis.


The amount of income on annuity distributions in annuity form (payable over your lifetime) is also calculated differently under the 2011 PR Code. Since the U.S. source income generated by a Puerto Rico bona fide resident is subject to U.S. income tax and the IRS issued guidance in 2004 which indicated that the income from an annuity contract issued by a U.S. life insurer would be considered U.S. source income, the timing of recognition of income from an annuity contract could vary between the two jurisdictions. Although the 2011 PR Code provides a credit against the Puerto Rico income tax for U.S. income taxes paid, an individual may not get full credit because of the timing differences. You should consult with a personal tax adviser regarding the tax consequences of purchasing an annuity contract and/or any proposed distribution, particularly a partial distribution or election to annuitize if you are a resident of Puerto Rico.


QUALIFIED CONTRACTS


INTRODUCTION


The contract may be purchased through certain types of retirement plans that receive favorable treatment under the Code ("tax qualified plans"). Tax-qualified plans include arrangements described in Code Sections 401(a), 401(k), 403(a), 403(b) or tax sheltered annuities (TSA), 408 or "IRAs" (including SEP and SIMPLE IRAs), 408A or "Roth IRAs" or 457 (b) or 457(b) governmental plans. Extensive special tax rules apply to qualified plans and to the annuity contracts used in connection with these plans. Therefore, the following discussion provides only general information about the use of the contract with the various types of qualified plans. Adverse tax consequences may result if you do not ensure that contributions, distributions and other transactions with respect to the contract comply with the law.


The rights to any benefit under the plan will be subject to the terms and conditions of the plan itself as well as the terms and conditions of the contract.


We exercise no control over whether a particular retirement plan or a particular contribution to the plan satisfies the applicable requirements of the Code, or whether a particular individual is entitled to participate or benefit under a plan.


All qualified plans and arrangements receive tax deferral under the Code. Since there are no additional tax benefits in funding such retirement arrangements with an annuity, there should be reasons other than tax deferral for acquiring the annuity within the plan. Such non-tax benefits may include additional insurance benefits, such as the availability of a guaranteed income for life.




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A contract may also be available in connection with an employer's non-qualified deferred compensation plan and qualified governmental excess benefit arrangement to provide benefits to certain employees in the plan. The tax rules regarding these plans are complex. We do not provide tax advice. Please consult your tax adviser about your particular situation.


ACCUMULATION


The tax rules applicable to qualified plans vary according to the type of plan and the terms and conditions of the plan itself. Both the amount of the contribution that may be made and the tax deduction or exclusion that you may claim for that contribution are limited under qualified plans. See the SAI for a description of qualified plan types and annual current contribution limitations, which are subject to change from year-to-year.


Purchase payments or contributions to IRAs or tax qualified retirement plans of an employer may be taken from current income on a before tax basis or after tax basis. Purchase payments made on a "before tax" basis entitle you to a tax deduction or are not subject to current income tax. Purchase payments made on an "after tax" basis do not reduce your taxable income or give you a tax deduction. Contributions may also consist of transfers or rollovers as described below which are not subject to the annual limitations on contributions.


The contract will accept as a single Purchase Payment a transfer or rollover from another IRA or rollover from an eligible retirement plan of an employer (i.e., 401(a), 401(k), 403(a), 403(b), or governmental 457(b) plan). It will also accept a rollover or transfer from a SIMPLE IRA after the taxpayer has participated in such arrangement for at least two years. As part of the single Purchase Payment, the IRA contract will also accept an IRA contribution subject to the Code limits for the year of purchase.


For income annuities established as "pay-outs" of SIMPLE IRAs, the contract will only accept a single Purchase Payment consisting of a transfer or rollover from another SIMPLE IRA. For income annuities established in accordance with a distribution option under a retirement plan of an employer (e.g., 401(a), 401(k), 403(a), 403(b), or 457(b) plan), the contract will only accept as its single Purchase Payment a transfer from such employer retirement plan.


TAXATION OF ANNUITY DISTRIBUTIONS


If contributions are made on a "before tax" basis, you generally pay income taxes on the full amount of money you withdraw as well as income earned under the contract. Withdrawals attributable to any after-tax contributions are your basis in the contract and not subject to income tax (except for the portion of the withdrawal allocable to earnings). Under current federal income tax rules, the taxable portion of distributions under annuity contracts and qualified plans (including IRAs) is not eligible for the reduced tax rate applicable to long-term capital gains and qualifying dividends.


If you meet certain requirements, your Roth IRA, Roth 403(b) and Roth 401(k) earnings are free from federal income taxes.


With respect to IRA contracts, we will withhold a portion of the taxable amount of your withdrawal for income taxes, unless you elect otherwise. The amount we withhold is determined by the Code.


GUARANTEED WITHDRAWAL BENEFITS


If you have purchased the Lifetime Withdrawal Guarantee benefit (LWG), where otherwise made available, note the following:


In the event that the Account Value goes to zero, and either the Remaining Guaranteed Withdrawal Amount is paid out in fixed installments or the Annual Benefit Payment is paid for life, we will treat such payments as income Annuity Payments under the tax law and allow recovery of any remaining basis ratably over the expected number of payments.


In determining your required minimum distribution each year, the actuarial value of this benefit as of the prior December 31 must be taken into account in addition to the Account Value of the contract.


If you have purchased the LWG, where otherwise made available, note the following:


The tax treatment of withdrawals under such a benefit is uncertain. It is conceivable that the amount of potential gain could be determined based on the remaining amount guaranteed to be available for withdrawal at the time of the withdrawal if greater than the Account Value (prior to withdrawal charges). This could result in a greater amount




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of taxable income in certain cases. In general, at the present time, we intend to report such withdrawals using the Account Value rather than the remaining benefit to determine gain. However, in cases where the maximum permitted withdrawal in any year exceeds the Account Value, the portion of the withdrawal treated as taxable gain (not to exceed the amount of the withdrawal) should be measured as the difference between the maximum permitted withdrawal amount under the benefit and the remaining after-tax basis immediately preceding the withdrawal. Consult your tax adviser.


In the event that the Account Value goes to zero, and either the Remaining Guaranteed Withdrawal Amount is paid out in fixed installments or the Annual Benefit Payment is paid for life, we will treat such payments as income Annuity Payments under the tax law and allow recovery of any remaining basis ratably over the expected number of payments.


We reserve the right to change our tax reporting practices where we determine that they are not in accordance with IRS guidance (whether formal or informal).



WITHDRAWALS PRIOR TO AGE 59 1/2


A taxable withdrawal or distribution from a qualified plan which is subject to income tax may also be subject to a 10% federal income tax penalty for "early" distribution if taken prior to age 59 1/2, unless an exception described below applies. The penalty rate is 25% for SIMPLE plan contracts if the distribution occurs within the first 2 years of your participation in the plan.


These exceptions include distributions made:


(a)    on account of your death or disability, or


(b) as part of a series of substantially equal periodic payments payable for your life or joint lives of you and your designated Beneficiary and you are separated from employment.


If you receive systematic payments that you intend to qualify for the "substantially equal periodic payments" exception noted above, any modifications (except due to death or disability) to your payment before age 59 1/2 or within five years after beginning these payments, whichever is later, will result in the retroactive imposition of the 10% federal income tax penalty with interest. Such modifications may include additional Purchase Payments or withdrawals (including tax-free transfers or rollovers of income payments) from the contract.


In addition, a withdrawal or distribution from a Qualified Contract other than an IRA (including SEPs and SIMPLEs) will avoid the penalty if: (1) the distribution is on separation from employment after age 55; (2) the distribution is made pursuant to a qualified domestic relations order (QDRO);
(3) the distribution is to pay deductible medical expenses; or (4) if the distribution is to pay IRS levies (and made after December 31, 1999).


The 10% federal income tax penalty on early distribution does not apply to governmental 457(b) plan contracts. However, it does apply to distributions from 457(b) plans of employers which are state or local governments to the extent that the distribution is attributable to rollovers accepted from other types of eligible retirement plans.


In addition to death, disability and as part of a series of substantially equal periodic payments as indicated above, a withdrawal or distribution from an IRA (including SEPs and SIMPLEs and Roth IRAs) will avoid the penalty: (1) if the distribution is to pay deductible medical expenses; (2) if the distribution is to pay IRS levies (and made after December 31, 1999); (3) if the distribution is used to pay for medical insurance (if you are unemployed), qualified higher education expenses, or for a qualified first time home purchase up to $10,000. Other exceptions may be applicable under certain circumstances and special rules may be applicable in connection with the exceptions enumerated above.


COMMUTATION FEATURES UNDER INCOME PAYMENT TYPES


Please be advised that the tax consequences resulting from the election of an income payment types containing a commutation feature are uncertain and the IRS may determine that the taxable amount of income payments and withdrawals received for any year could be greater than or less than the taxable amount reported by us. The exercise of the commutation feature also may result in adverse tax consequences including:


o The imposition of a 10% federal income tax penalty on the taxable amount of the commuted value, if the taxpayer has not attained age 59 1/2 at the time the withdrawal is made. This 10% federal income tax




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     penalty is in addition to the ordinary income tax on the taxable amount of the commuted value.


o The retroactive imposition of the 10% federal income tax penalty on income payments received prior to the taxpayer attaining age 59 1/2.


o The possibility that the exercise of the commutation feature could adversely affect the amount excluded from federal income tax under any income payments made after such commutation.


A payee should consult with his or her own tax adviser prior to electing to annuitize the contract and prior to exercising any commutation feature under an income payment type.


ROLLOVERS


Your contract is non-forfeitable (i.e., not subject to the claims of your creditors) and non-transferable (i.e., you may not transfer it to someone else).


Nevertheless, contracts held in certain employer plans subject to ERISA may be transferred in part pursuant to a QDRO.


Under certain circumstances, you may be able to transfer amounts distributed from your contract to another eligible retirement plan or IRA. For 457(b) plans maintained by non-governmental employers, if certain conditions are met, amounts may be transferred into another 457(b) plan maintained by a non-governmental employer.


You may make rollovers and direct transfers into your SIMPLE IRA annuity contract from another SIMPLE IRA annuity contract or account. No other rollovers or transfers can be made to your SIMPLE IRA. Rollovers and direct transfers from a SIMPLE IRA can only be made to another SIMPLE IRA or account during the first two years that you participate in the SIMPLE IRA plan. After this two year period, rollovers and transfers may be made from your SIMPLE IRA into a Traditional IRA or account, as well as into another SIMPLE IRA.


Generally, a distribution may be eligible for rollover. Certain types of distributions cannot be rolled over, such as distributions received on account of:


(a)    minimum distribution requirements, or


(b)    financial hardship.


20% WITHHOLDING ON ELIGIBLE ROLLOVER DISTRIBUTIONS


For certain qualified employer plans, we are required to withhold 20% of the taxable portion of your withdrawal that constitutes an "eligible rollover distribution" for federal income taxes. The amount we withhold is determined by the Code. You may avoid withholding if you assign or transfer a withdrawal from this contract directly into another qualified plan or IRA. Similarly, you may be able to avoid withholding on a transfer into this contract from an existing qualified plan you may have with another provider by arranging to have the transfer made directly to us. For taxable withdrawals that are not "eligible rollover distributions," the Code requires different withholding rules which determine the withholding amounts.


DEATH BENEFITS


The death benefit is taxable to the recipient in the same manner as if paid to the contract Owner or plan participant (under the rules for withdrawals or income payments, whichever is applicable).


Distributions required from a Qualified Contract following your death depend on whether you die before you had converted your contract to an annuity form and started taking Annuity Payments (your Annuity Starting Date). If you die on or after your Annuity Starting Date, the remaining portion of the interest in the contract must be distributed at least as rapidly as under the method of distribution being used as of the date of death. If you die before your Annuity Starting Date, the entire interest in the contract must be distributed within five (5) years after the date of death, or as periodic payments over a period not extending beyond the life or life expectancy of the designated Beneficiary (provided such payments begin within one year of your death). Your designated Beneficiary is the person to whom benefit rights under the contract pass by reason of death; the Beneficiary must be a natural person in order to elect a periodic payment option based on life expectancy or a period exceeding five years. For required minimum distributions following the death of the Annuitant of a Qualified Contract, the five-year rule is applied without regard to calendar year 2009. For instance, for a contract Owner who died in 2007, the five-year period would end in 2013 instead of 2012. The required minimum distribution rules are complex, so consult your




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tax adviser because the application of these rules to your particular circumstances may have been impacted by the 2009 required minimum distribution waiver.


Additionally, if the annuity is payable to (or for the benefit of) your surviving spouse, that portion of the contract may be continued with your spouse as the Owner. If your spouse is your Beneficiary, and your contract permits, your spouse may delay the start of these payments until December 31 of the year in which you would have reached age 70 1/2.


If your spouse is your Beneficiary, your spouse may be able to rollover the death proceeds into another eligible retirement plan in which he or she participates, if permitted under the receiving plan. Alternatively, if your spouse is your sole Beneficiary, he or she may elect to rollover the death proceeds into his or her own IRA.


If your Beneficiary is not your spouse and your plan and contract permit, your Beneficiary may be able to rollover the death proceeds via a direct trustee-to-trustee transfer into an inherited IRA. However, a non-spouse Beneficiary may not treat the inherited IRA as his or her own IRA.


Additionally, for contracts issued in connection with qualified plans subject to ERISA, the spouse or ex-spouse of the Owner may have rights in the contract. In such a case, the Owner may need the consent of the spouse or ex-spouse to change annuity options or make a withdrawal from the contract.


REQUIRED MINIMUM DISTRIBUTIONS


Generally, you must begin receiving retirement plan withdrawals by April 1 following the latter of:


(a)    the calendar year in which you reach age 70 1/2, or


(b) the calendar year you retire, provided you do not own more than 5% of your employer.


For IRAs (including SEPs and SIMPLEs), you must begin receiving withdrawals by April 1 of the year after you reach age 70 1/2 even if you have not retired.


A tax penalty of 50% applies to the amount by which the required minimum distribution exceeds the actual distribution.


You may not satisfy minimum distributions for one employer's qualified plan (i.e., 401(a), 403(a), 457(b)) with distributions from another qualified plan of the same or a different employer. However, an aggregation rule does apply in the case of IRAs (including SEPs and SIMPLEs) or 403(b) plans. The minimum required distribution is calculated with respect to each IRA, but the aggregate distribution may be taken from any one or more of your IRAs/SEPs. Similarly, the amount of required minimum distribution is calculated separately with respect to each 403(b) arrangement, but the aggregate amount of the required distribution may be taken from any one or more of your 403(b) plan contracts. For SIMPLE IRAs, the aggregate amount of the required distribution may be taken from any one or more of your SIMPLE IRAs.


Complex rules apply to the calculation of these withdrawals. In general, income tax regulations permit income payments to increase based not only with respect to the investment experience of the Investment Portfolios but also with respect to actuarial gains.


The regulations also require that the value of benefits under a deferred annuity including certain death benefits in excess of contract value must be added to the amount credited to your account in computing the amount required to be distributed over the applicable period. We will provide you with additional information regarding the amount that is subject to minimum distribution under this rule. You should consult your own tax adviser as to how these rules affect your own distribution under this rule.


If you intend to receive your minimum distributions which are payable over the joint lives of you and a Beneficiary who is not your spouse (or over a period not exceeding the joint life expectancy of you and your non-spousal Beneficiary), be advised that federal tax rules may require that payments be made over a shorter period or may require that payments to the Beneficiary be reduced after your death to meet the minimum distribution incidental benefit rules and avoid the 50% excise tax. You should consult your own tax adviser as to how these rules affect your own contract.


Required minimum distribution rules that apply to other types of IRAs while you are alive do not apply to Roth IRAs. However, in general, the same rules with respect to minimum distributions required to be made to a Beneficiary after your death under other IRAs do apply to Roth IRAs.


ADDITIONAL INFORMATION REGARDING TSA (ERISA AND NON-ERISA) 403(B)


SPECIAL RULES REGARDING EXCHANGES. In order to satisfy tax regulations, contract exchanges within a 403(b) plan after September 24, 2007, must, at a minimum, meet




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the following requirements: (1) the plan must allow the exchange; (2) the exchange must not result in a reduction in a participant's or a Beneficiary's accumulated benefit: (3) the receiving contract includes distribution restrictions that are no less stringent than those imposed on the contract being exchanged; and (4) if the issuer receiving the exchanges is not part of the plan, the employer enters into an agreement with the issuer to provide information to enable the contract provider to comply with Code requirements. Such information would include details concerning severance from employment, hardship withdrawals, loans and tax basis. You should consult your tax or legal counsel for any advice relating to contract exchanges or any other matter relating to these regulations.


WITHDRAWALS. If you are under age 59 1/2, you generally cannot withdraw money from your TSA contract unless the withdrawal:


(a) related to Purchase Payments made prior to 1989 and pre-1989 earnings on those Purchase Payments;


(b)    is exchanged to another permissible investment under your 403(b) plan;


(c) relates to contributions to an annuity contract that are not salary reduction elective deferrals , if your plan allows it;


(d) occurs after you die, leave your job or become disabled (as defined by the Code);


(e) is for financial hardship (but only to the extent of elective deferrals), if your plan allows it;


(f) relates to distributions attributable to certain TSA plan terminations, if the conditions of the Code are met;


(g)    relates to rollover or after-tax contributions; or


(h) is for the purchase of permissive service credit under a governmental defined benefit plan.


In addition, a Section 403(b) contract is permitted to distribute retirement benefits attributable to pre-tax contributions other than elective deferrals to the participant no earlier than upon the earlier of the participant's severance from employment or upon the prior occurrence of some event, such as after a fixed number of years, the attainment of a stated age or disability.


ADDITIONAL INFORMATION REGARDING IRAS


PURCHASE PAYMENTS. Traditional IRA Purchase Payments (except for permissible rollovers and direct transfers) are generally not permitted after you attain age 70 1/2. Except for permissible rollovers and direct transfers, Purchase Payments for individuals are limited in the aggregate to the lesser of 100% of compensation or the deductible amount established each year under the Code. A Purchase Payment up to the deductible amount can also be made for a non-working spouse provided the couple's compensation is at least equal to their aggregate contributions. Individuals age 50 and older are permitted to make additional "catch-up" contributions if they have sufficient compensation. If you or your spouse are an active participant in a retirement plan of an employer, your deductible contributions may be limited. If you exceed Purchase Payment limits you may be subject to a tax penalty.


Roth IRA Purchase Payments for individuals are non-deductible (made on an "after tax" basis) and are limited to the lesser of 100% of compensation or the annual deductible IRA amount. Individuals age 50 and older can make an additional "catch-up" Purchase Payment each year (assuming the individual has sufficient compensation). You may contribute up to the annual Purchase Payment limit if your modified adjusted gross income does not exceed certain limits. You can contribute to a Roth IRA after age 70 1/2. If you exceed Purchase Payment limits, you may be subject to a tax penalty.


WITHDRAWALS. If and to the extent that Traditional IRA Purchase Payments are made on an "after tax" basis, withdrawals would be included in income except for the portion that represents a return of non-deductible Purchase Payments. This portion is generally determined based upon the ratio of all non-deductible Purchase Payments to the total value of all your Traditional IRAs (including SEP IRAs and SIMPLE IRAs). We withhold a portion of the amount of your withdrawal for income taxes, unless you elect otherwise. The amount we withhold is determined by the Code.


Generally, withdrawal of earnings from Roth IRAs are free from federal income tax if: (1) they are made at least five taxable years after your first Purchase Payment to a Roth IRA; and (2) they are made on or after the date you reach age 59 1/2 and upon your death, disability or qualified first-home purchase (up to $10,000). Withdrawals from a Roth IRA are made first from Purchase Payments and then from earnings. We may be required to withhold a portion of your withdrawal for income taxes, unless you elect otherwise. The amount will be determined by the Code.




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CONVERSION. Traditional IRAs may be converted to Roth IRAs. Except to the extent you have non-deductible contributions, the amount converted from an existing Traditional IRA into a Roth IRA is taxable. Generally, the 10% federal income tax penalty does not apply. However, the taxable amount to be converted must be based on the fair market value of the entire annuity contract being converted into a Roth IRA. Such fair market value, in general, is to be determined by taking into account the value of all benefits (both living benefits and death benefits) in addition to the Account Value; as well as adding back certain loads and charges incurred during the prior twelve month period. Your contract may include such benefits and applicable charges. Accordingly, if you are considering such conversion of your annuity contract, please consult your tax adviser. The taxable amount may exceed the Account Value at the date of conversion.


A Roth IRA contract may also be re-characterized as a Traditional IRA, if certain conditions are met. Please consult your tax adviser.


DISTINCTION FOR PUERTO RICO CODE


An annuity contract may be purchased by an employer for an employee under a qualified pension, profit sharing, stock bonus, annuity, or a "cash or deferred" arrangement plan established pursuant to Section 1081.01 of the 2011 PR Code. To be tax qualified under the 2011 PR Code, a plan must comply with the requirements of Section 1081.01(a) of the 2011 PR Code which includes certain participation requirements, among other requirements. A trust created to hold assets for a qualified plan is exempt from tax on its investment income.


CONTRIBUTIONS. The employer is entitled to a current income tax deduction for contributions made to a qualified plan, subject to statutory limitations on the amount that may be contributed each year. The plan contributions by the employer are not required to be included in the current income of the employee.



DISTRIBUTIONS. Any amount received or made available to the employee under the qualified plan is includible in the gross income of the employee in the taxable year in which received or made available. In such case, the amount paid or contributed by the employer shall not constitute consideration paid by the employee for the contract for purposes of determining the amount of Annuity Payments required to be included in the employee's gross income. Thus, amounts actually distributed or made available to any employee under the qualified plan will be included in their entirety in the employee's gross income. Lump-sum proceeds from a Puerto Rico qualified retirement plan due to separation from service will generally be taxed at a 20% capital gain tax rate to be withheld at the source. A special rate of 10% may apply instead, if the plan satisfies the following requirements:


(1) the plan's trust is organized under the laws of Puerto Rico, or has a Puerto Rico resident trustee and uses such trustee as paying agent; and


(2) 10% of all plan's trust assets (calculated based on the average balance of the investments of the trust) attributable to participants who are Puerto Rico residents must be invested in "property located in Puerto Rico" for a three-year period.


If these two requirements are not satisfied, the distribution will generally be subject to the 20% tax rate. The three-year period includes the year of the distribution and the two immediately preceding years. In the case of a defined contribution plan that maintains separate accounts for each participant, the described 10% investment requirement may be satisfied in the accounts of a participant that chooses to invest in such fashion rather than at the trust level. Property located in Puerto Rico includes shares of stock of a Puerto Rico registered investment company, fixed or variable annuities issued by a domestic insurance company or by a foreign insurance corporation that derives more than 80% of its gross income from sources within Puerto Rico, and bank deposits. The PR 2011 Code does not impose a penalty tax in cases of early (premature) distributions from a qualified plan.


ROLLOVER. Deferral of the recognition of income continues upon the receipt of a distribution by a participant from a qualified plan, if the distribution is contributed to another qualified retirement plan or traditional individual retirement account for the employee's benefit no later than sixty (60) days after the distribution.


ERISA CONSIDERATIONS. In the context of a Puerto Rico qualified retirement plan trust, the IRS has recently held that the transfer of assets and liabilities from a qualified retirement plan trust under the Code to that type of plan would generally be treated as a distribution includible in gross income for U.S. income tax purposes even if the Puerto Rico retirement plan is a plan described in ERISA Section 1022(i)(1). By contrast, a transfer from a qualified retirement plan trust under the Code to a Puerto Rico qualified retirement plan trust that has made an election under ERISA Section 1022(i)(2) is not treated as a distribution from the transferor plan for U.S. income tax purposes because a Puerto Rico retirement plan that has made an election under ERISA Section 1022(i)(2) is treated as a qualified retirement plan for purposes Code Section 401(a). The IRS has determined that the above described rules prescribing the inclusion in income of transfers of assets and liabilities to a Puerto Rico retirement plan trust described in ERISA Section 1022(i)(1) would be applicable to transfers taking effect after December 31, 2012.


Similar to the IRS in Revenue Ruling 2013-17, the U.S. Department of Labor issued DOL Technical Release No. 2013-04 on September 18, 2013, providing that, where the Secretary of Labor has authority to regulate with respect to the provisions of ERISA dealing with the use of the term "spouse," spouse will be read to refer to any individuals who are lawfully married under any state law, including same-sex spouses, and without regard to whether their state of domicile recognizes same-sex marriage. Thus, for ERISA purposes as well as Federal tax purposes, an employee benefit plan participant who marries a person of the same sex in a jurisdiction that recognizes same-sex marriage will continue to be treated as married even if the couple moves to a jurisdiction, like Puerto Rico, that does not recognize same-sex marriage.





11. OTHER INFORMATION

FIRST METLIFE INVESTORS


First MetLife Investors is a stock life insurance company that was organized under the laws of the State of New York on December 31, 1992, as First Xerox Life Insurance Company. On June 1, 1995, a wholly-owned subsidiary of General American Life Insurance Company purchased First Xerox Life Insurance Company, which on that date changed its name to First Cova Life Insurance Company. On January 6, 2000, Metropolitan Life Insurance Company acquired GenAmerica Financial Corporation, the ultimate parent of General American Life Insurance Company. We changed our name to First MetLife Investors Insurance Company on February 12, 2001. On December 31, 2002, First MetLife Investors became an indirect subsidiary of MetLife, Inc., the holding company of Metropolitan Life Insurance Company and a listed company on the New York Stock Exchange. On October 1, 2004, First MetLife Investors became a direct subsidiary of MetLife, Inc. MetLife, Inc., through its subsidiaries and affiliates, is a leading provider of insurance and other financial services to individual and institutional customers. First MetLife Investors is licensed to do business only in the State of New York.


THE SEPARATE ACCOUNT


We have established a SEPARATE ACCOUNT, First MetLife Investors Variable Annuity Account One (Separate Account), to hold the assets that underlie the contracts. Our Board of Directors adopted a resolution to establish the Separate Account under New York insurance law on December 31, 1992. We have registered the Separate Account with the Securities and Exchange Commission as a unit investment trust under the Investment Company Act of 1940. The Separate Account is divided into subaccounts.


The Separate Account's assets are solely for the benefit of those who invest in the Separate Account and no one else, including our creditors. The assets of the Separate Account are held in our name on behalf of the Separate Account and legally belong to us. All the income, gains and losses (realized or unrealized) resulting from these assets are credited to or charged against the contracts issued from this Separate Account without regard to our other business.


We reserve the right to transfer assets of the Separate Account to another account, and to modify the structure or operation of the Separate Account, subject to necessary regulatory approvals. If we do so, we guarantee that the modification will not affect your Account Value.


We are obligated to pay all money we owe under the contracts - such as death benefits and income payments -

even if that amount exceeds the assets in the Separate Account. Any such amount that exceeds the assets in the Separate Account is paid from our general account. Any amount under any optional death benefit, optional Lifetime Income Solution Plus benefit, or optional Lifetime Withdrawal Guarantee benefit that exceeds the assets in the Separate Account is also paid from our general account. Benefit amounts paid from the general account are subject to our financial strength and claims paying ability and our long term ability to make such payments. We issue other annuity contracts and life insurance policies where we pay all money we owe under those contracts and policies from our general account. First MetLife Investors is regulated as an insurance company under state law, which generally includes limits on the amount and type of investments in our general account. However, there is no guarantee that we will be able to meet our claims paying obligations; there are risks to purchasing any insurance product.


The investment advisers to certain of the Investment Portfolios offered with the contracts or with other variable annuity contracts issued through the Separate Account may be regulated as Commodity Pool Operators. While it does not concede that the Separate Account is a commodity pool, First MetLife Investors has claimed an exclusion from the definition of the term "commodity pool operator" under the Commodities Exchange Act (CEA), and is not subject to registration or regulation as a pool operator under the CEA.


DISTRIBUTOR



We have entered into a distribution agreement with our affiliate, MetLife Investors Distribution Company (Distributor), 1095 Avenue of the Americas, New York, NY 10036, for the distribution of the contracts. Distributor is a member of the Financial Industry Regulatory Authority (FINRA). FINRA provides background information about broker-dealers and their registered representatives through FINRA BrokerCheck. You may contact the FINRA BrokerCheck Hotline at 1-800-289-9999, or log on to www.finra.org. An investor brochure that includes information describing FINRA BrokerCheck is available through the Hotline or on-line.


Distributor, and in certain cases, we, have entered into selling agreements with other selling firms for the sale of the contracts. We pay compensation to Distributor for sales of the contracts by selling firms. We also pay amounts to Distributor that may be used for its operating and other expenses, including the following sales expenses: compensation and bonuses for the Distributor's management team, advertising expenses, and other expenses of distributing the contracts. Distributor's management team and registered representatives also may be eligible for non-cash compensation items that we may provide jointly with Distributor. Non-cash items include conferences, seminars and trips (including travel, lodging and meals in connection therewith), entertainment, merchandise and other similar items.



Certain Investment Portfolios make payments to Distributor under their distribution plans in consideration of services provided and expenses incurred by Distributor in distributing shares of the Investment Portfolios. (See "Fee Tables and Examples - Investment Portfolio Expenses" and the fund prospectuses.) These payments range up to 0.25% of Separate Account assets invested in the particular Investment Portfolio.


We pay American Funds Distributors, Inc., principal underwriter for the American Funds Insurance Series, a percentage of Purchase Payments allocated to the American Funds Global Growth Fund, the American Funds Global Small Capitalization Fund, and the American Funds Growth Fund for the services it provides in marketing the Funds' shares in connection with the contract.


SELLING FIRMS



As noted above, Distributor, and in certain cases, we, have entered into selling agreements with selling firms for the sale of the contracts. All selling firms receive commissions, and they may also receive some form of non-cash compensation. Certain selected selling firms receive additional compensation (described below under "Additional Compensation for Selected Selling Firms"). These commissions and other incentives or payments are not charged directly to contract Owners or the Separate Account. We intend to recoup commissions and other sales expenses through fees and charges deducted under the contract or from our general account. A portion of the payments made to selling firms may be passed on to their sales representatives in accordance with the selling firms' internal compensation programs. Those programs may also include other types of cash and non-cash compensation and other benefits. Registered representatives of the selling firms may also receive non-cash compensation, pursuant to their firm's guidelines, directly from us or Distributor.



COMPENSATION PAID TO SELLING FIRMS. We and Distributor pay compensation to all selling firms in the form of commissions and may also provide certain types of non-cash compensation. The maximum commission payable for contract sales and additional Purchase Payments by selling firms is 7% of Purchase Payments. Some selling firms may elect to receive a lower commission when a Purchase Payment is made, along with annual trail commissions up to 1.20% of Account Value (less Purchase Payments received within the previous 12 months) for so long as the contract remains in effect or as agreed in the selling agreement. We also pay commissions when a contract Owner elects to begin receiving regular income payments (referred to as "Annuity Payments"). (See "Annuity Payments - The Income Phase.") Distributor may also provide non-cash compensation items that we may provide jointly with Distributor. Non-cash items may include expenses for conference or seminar trips, certain gifts, prizes, and awards.



Ask your registered representative for further information about what payments your registered representative and the selling firm for which he or she works may receive in connection with your purchase of a contract.


ADDITIONAL COMPENSATION FOR SELECTED SELLING FIRMS. We and Distributor have entered into distribution arrangements with certain selected selling firms. Under these arrangements we and Distributor may pay additional compensation to selected selling firms, including marketing allowances, introduction fees, persistency payments, preferred status fees and industry conference fees. Marketing allowances are periodic payments to certain selling firms, the amount of which depends on cumulative periodic (usually quarterly) sales of our insurance contracts (including the contracts offered by this prospectus) and may also depend on meeting thresholds in the sale of certain of our insurance contracts (other than the contracts offered by this prospectus). They may also include payments we make to cover the cost of marketing or other support services provided for or by registered representatives who may sell our products. Introduction fees are payments to selling firms in connection with the addition of our products to the selling firm's line of investment products, including expenses relating to establishing the data communications systems necessary for the selling firm to offer, sell and administer our products. Persistency payments are periodic payments based on Account Values of our variable insurance contracts (including Account Values of the contracts) or other persistency standards. Preferred status fees are paid to obtain preferred treatment of the contracts in selling firms' marketing programs, which may include marketing services, participation in marketing meetings, listings in data resources and increased access to their sales representatives. Industry conference fees are amounts paid to cover in part the costs associated with sales conferences and educational seminars for selling firms' sales representatives. We and Distributor have entered into such distribution agreements with selling firms identified in the Statement of Additional Information.



The additional types of compensation discussed above are not offered to all selling firms. The terms of any particular agreement governing compensation may vary among selling firms and the amounts may be significant. The prospect of receiving, or the receipt of, additional compensation as described above may provide selling firms and/or their sales representatives with an incentive to favor sales of the contracts over other variable annuity contracts (or other investments) with respect to which selling firm does not receive additional compensation, or lower levels of additional compensation. You may wish to take such payment arrangements into account when considering and evaluating any recommendation relating to the contracts. For more information about any such additional compensation arrangements, ask your registered representative. (See the Statement of Additional Information - "Distribution" for a list of selling firms that received compensation during 2013, as well as the range of additional compensation paid.)



REQUESTS AND ELECTIONS


We will treat your request for a contract transaction, or your submission of a Purchase Payment, as received by us if we receive a request conforming to our administrative procedures or a payment at our Annuity Service Center before the close of regular trading on the New York Stock Exchange on that day. We will treat your submission of a Purchase Payment as received by us if we receive a payment at our Annuity Service Center (or a designee receives a payment in accordance with the designee's administrative procedures) before the close of regular trading on the New York Stock Exchange on that day. If we receive the request, or if we (or our designee) receive the payment, after the close of trading on the New York Stock Exchange on that day, or if the New York Stock Exchange is not open that day, then the request or payment will be treated as received on the next day when the New York Stock Exchange is open. Our Annuity Service Center is located at P.O. Box 10366, Des Moines, IA 50306-0366. If you send your Purchase Payments or transaction requests to an address other than the one we have designated for receipt of such Purchase Payments or requests, we may return the Purchase Payment to you, or there may be a delay in applying the Purchase Payment or transaction to your contract.


Requests for service may be made:


o  Through your registered representative


o By telephone at (800) 709-2811, between the hours of 7:30AM and 5:30PM Central Time Monday through Thursday and 7:30AM and 5:00PM Central Time on Friday


o  In writing to our Annuity Service Center


o  By fax at (515) 457-4400 or

o  By Internet at www.metlifeinvestors.com


Some of the requests for service that may be made by telephone or Internet include transfers of Account Value (see "Investment Options - Transfers - Transfers By Telephone or Other Means") and changes to the allocation of future Purchase Payments (see "Purchase - Allocation of Purchase Payments"). We may from time to time permit requests for other types of transactions to be made by telephone or Internet. All transaction requests must be in a form satisfactory to us. Contact us for further information. Some selling firms may restrict the ability of their registered representatives to convey transaction requests by telephone or Internet on your behalf.


A request or transaction generally is considered in GOOD ORDER if it complies with our administrative procedures and the required information is complete and accurate. A request or transaction may be rejected or delayed if not in Good Order. If you have any questions, you should contact us or your registered representative before submitting the form or request.


We will use reasonable procedures such as requiring certain identifying information, tape recording the telephone instructions, and providing written confirmation of the transaction, in order to confirm that instructions communicated by telephone, fax, Internet or other means are genuine. Any telephone, fax or Internet instructions reasonably believed by us to be genuine will be your responsibility, including losses arising from any errors in the communication of instructions. As a result of this policy, you will bear the risk of loss. If we do not employ reasonable procedures to confirm that instructions communicated by telephone, fax or Internet are genuine, we may be liable for any losses due to unauthorized or fraudulent transactions. All other requests and elections under your contract must be in writing signed by the proper party, must include any necessary documentation and must be received at our Annuity Service Center to be effective. If acceptable to us, requests or elections relating to Beneficiaries and Ownership will take effect as of the date signed unless we have already acted in reliance on the prior status. We are not responsible for the validity of any written request or action.


Telephone and computer systems may not always be available. Any telephone or computer system, whether it is yours, your service provider's, your agent's, or ours, can experience outages or slowdowns for a variety of reasons. These outages or slowdowns may delay or prevent our processing of your request. Although we have taken precautions to help our systems handle heavy use, we cannot promise complete reliability under all circumstances. If you experience technical difficulties or problems, you should make your transaction request in writing to our Annuity Service Center.


CONFIRMING TRANSACTIONS. We will send out written statements confirming that a transaction was recently completed. Unless you inform us of any errors within 60 days of receipt, we will consider these communications to be accurate and complete.


OWNERSHIP


OWNER. You, as the OWNER of the contract, have all the interest and rights under the contract.


These rights include the right to:


o  change the Beneficiary.


o change the Annuitant before the Annuity Date (subject to our underwriting and administrative rules).


o  assign the contract (subject to limitation).


o  change the payment option.


o exercise all other rights, benefits, options and privileges allowed by the contract or us.


The Owner is as designated at the time the contract is issued, unless changed. Any change of Owner is subject to our underwriting rules in effect at the time of the request.


JOINT OWNER. The contract can be owned by JOINT OWNERS, limited to two natural persons. Upon the death of either Owner, the surviving Owner will be the primary Beneficiary. Any other Beneficiary designation will be treated as a contingent Beneficiary unless otherwise indicated.


BENEFICIARY. The BENEFICIARY is the person(s) or entity you name to receive any death benefit. The Beneficiary is named at the time the contract is issued unless changed at a later date. Unless an irrevocable Beneficiary has been named, you can change the Beneficiary at any time before you die. If Joint Owners are named, unless you tell us otherwise, the surviving Joint Owner will be the primary Beneficiary. Any other Beneficiary designation will be treated as a contingent Beneficiary (unless you tell us otherwise).

ABANDONED PROPERTY REQUIREMENTS. Every state has unclaimed property laws which generally declare non-ERISA annuity contracts to be abandoned after a period of inactivity of three to five years from the contract's maturity date or the date the death benefit is due and payable. For example, if the payment of a death benefit has been triggered, but, if after a thorough search, we are still unable to locate the Beneficiary of the death benefit, or the Beneficiary does not come forward to claim the death benefit in a timely manner, the death benefit will be paid to the abandoned property division or unclaimed property office of the state in which the Beneficiary or the Owner last resided, as shown on our books and records, or to our state of domicile. (Escheatment is the formal, legal name for this process.) However, the state is obligated to pay the death benefit (without interest) if your Beneficiary steps forward to claim it with the proper documentation. To prevent your contract's proceeds from being paid to the state's abandoned or unclaimed property office, it is important that you update your Beneficiary designations, including addresses, if and as they change. Please call (800) 709-2811 to make such changes.


ANNUITANT. The ANNUITANT is the natural person(s) on whose life we base Annuity Payments. You can change the Annuitant at any time prior to the Annuity Date, unless an Owner is not a natural person. Any reference to Annuitant includes any joint Annuitant under an Annuity Option. The Owner and the Annuitant do not have to be the same person except as required under certain sections of the Internal Revenue Code or under a GMIB rider (see "Living Benefits - Guaranteed Income Benefits").


ASSIGNMENT. You can assign a Non-Qualified Contract at any time during your lifetime. We will not be bound by the assignment until the written notice of the assignment is recorded by us. We will not be liable for any payment or other action we take in accordance with the contract before we record the assignment. AN ASSIGNMENT MAY BE A TAXABLE EVENT.


If the contract is issued pursuant to a qualified plan, there may be limitations on your ability to assign the contract.


LEGAL PROCEEDINGS


In the ordinary course of business, First MetLife Investors, similar to other life insurance companies, is involved in lawsuits (including class action lawsuits), arbitrations and other legal proceedings. Also, from time to time, state and federal regulators or other officials conduct formal and informal examinations or undertake other actions dealing with various aspects of the financial services and insurance industries. In some legal proceedings involving insurers, substantial damages have been sought and/or material settlement payments have been made.


It is not possible to predict with certainty the ultimate outcome of any pending legal proceeding or regulatory action. However, First MetLife Investors does not believe any such action or proceeding will have a material adverse effect upon the Separate Account or upon the ability of MetLife Investors Distribution Company to perform its contract with the Separate Account or of First MetLife Investors to meet its obligations under the contracts.


FINANCIAL STATEMENTS


Our financial statements and the financial statements of the Separate Account have been included in the SAI.



TABLE OF CONTENTS OF THE STATEMENT OF ADDITIONAL INFORMATION


     Company

     Independent Registered Public Accounting Firm

     Additional Information

     Custodian

     Distribution

     Calculation of Performance Information

     Annuity Provisions


     Additional Federal Tax Considerations


     Condensed Financial Information

     Financial Statements

APPENDIX A
CONDENSED FINANCIAL INFORMATION


The following charts list the Condensed Financial Information (the Accumulation Unit value information for the Accumulation Units outstanding) for contracts issued as of December 31, 2013. See "Purchase - Accumulation Units" in the prospectus for information on how Accumulation Unit values are calculated. Chart 1 presents Accumulation Unit values for the lowest possible combination of Separate Account product charges and death benefit rider charges, and Chart 2 presents Accumulation Unit values for the highest possible combination of such charges. The Statement of Additional Information (SAI) contains the Accumulation Unit values for all other possible combinations of Separate Account product charges and death benefit rider charges. (See Page 2 for how to obtain a copy of the SAI.)



CHART 1





                       1.30% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                        NUMBER OF
                                   ACCUMULATION      ACCUMULATION      ACCUMULATION
                                  UNIT VALUE AT     UNIT VALUE AT         UNITS
                                   BEGINNING OF         END OF        OUTSTANDING AT
                                      PERIOD            PERIOD        END OF PERIOD
                                 ---------------   ---------------   ---------------
 AMERICAN FUNDS INSURANCE SERIES (Reg. TM)
 AMERICAN FUNDS GLOBAL GROWTH SUB-ACCOUNT (CLASS 2)
  11/13/2006    to  12/31/2006       25.235947         26.149010            0.0000
  01/01/2007    to  12/31/2007       26.149010         29.641952            0.0000
  01/01/2008    to  12/31/2008       29.641952         18.025780            0.0000
  01/01/2009    to  12/31/2009       18.025780         25.320193            0.0000
  01/01/2010    to  12/31/2010       25.320193         27.929048          226.6710
  01/01/2011    to  12/31/2011       27.929048         25.119218          867.6512
  01/01/2012    to  12/31/2012       25.119218         30.387172          819.5007
  01/01/2013    to  12/31/2013       30.387172         38.746614          744.7095
============   ==== ==========      ==========        ==========        ==========
 AMERICAN FUNDS GLOBAL SMALL CAPITALIZATION SUB-ACCOUNT (CLASS 2)
  04/28/2008    to  12/31/2008       32.313630         16.369128            0.0000
  01/01/2009    to  12/31/2009       16.369128         26.061916            0.0000
  01/01/2010    to  12/31/2010       26.061916         31.491718          887.2459
  01/01/2011    to  12/31/2011       31.491718         25.134436        1,359.7132
  01/01/2012    to  12/31/2012       25.134436         29.317829        1,338.2114
  01/01/2013    to  12/31/2013       29.317829         37.122995        1,302.7989
============   ==== ==========      ==========        ==========        ==========
 AMERICAN FUNDS GROWTH SUB-ACCOUNT (CLASS 2)
  04/28/2008    to  12/31/2008      172.887356        100.034860            5.5743
  01/01/2009    to  12/31/2009      100.034860        137.659399          111.6900
  01/01/2010    to  12/31/2010      137.659399        161.266585          757.1559
  01/01/2011    to  12/31/2011      161.266585        152.379594          882.7959
  01/01/2012    to  12/31/2012      152.379594        177.310130          791.1055
  01/01/2013    to  12/31/2013      177.310130        227.705755          729.0391
============   ==== ==========      ==========        ==========        ==========

APPENDIX A
CONDENSED FINANCIAL INFORMATION (CONTINUED)



                         1.30% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                          NUMBER OF
                                   ACCUMULATION      ACCUMULATION        ACCUMULATION
                                  UNIT VALUE AT     UNIT VALUE AT           UNITS
                                   BEGINNING OF         END OF          OUTSTANDING AT
                                      PERIOD            PERIOD          END OF PERIOD
                                 ---------------   ---------------   -------------------
 MET INVESTORS SERIES TRUST
 ALLIANCEBERNSTEIN GLOBAL DYNAMIC ALLOCATION SUB-ACCOUNT (CLASS B)
  04/30/2012    to  12/31/2012       10.229595         10.585963         5,192,018.4825
  01/01/2013    to  12/31/2013       10.585963         11.613923         6,121,721.7080
============   ==== ==========       =========         =========        ===============
 AQR GLOBAL RISK BALANCED SUB-ACCOUNT (CLASS B)
  04/30/2012    to  12/31/2012       11.164971         11.580699         7,101,988.5004
  01/01/2013    to  12/31/2013       11.580699         11.043464         7,199,008.4989
============   ==== ==========       =========         =========        ===============
 BLACKROCK GLOBAL TACTICAL STRATEGIES SUB-ACCOUNT (CLASS B)
  04/30/2012    to  12/31/2012        9.984300         10.314536        10,350,719.2342
  01/01/2013    to  12/31/2013       10.314536         11.230860        11,381,735.1165
============   ==== ==========       =========         =========        ===============
 BLACKROCK HIGH YIELD SUB-ACCOUNT (CLASS B)
  05/04/2009    to  12/31/2009       14.607704         18.432949            38,354.5100
  01/01/2010    to  12/31/2010       18.432949         21.064711            70,609.4912
  01/01/2011    to  12/31/2011       21.064711         21.280670           165,566.6404
  01/01/2012    to  12/31/2012       21.280670         24.479242           152,829.0469
  01/01/2013    to  12/31/2013       24.479242         26.418292           119,347.3728
============   ==== ==========       =========         =========        ===============
 BLACKROCK LARGE CAP CORE SUB-ACCOUNT (CLASS B)
  05/04/2009    to  12/31/2009        7.160666          8.577288                 0.0000
  01/01/2010    to  12/31/2010        8.577288          9.513432                 0.0000
  01/01/2011    to  12/31/2011        9.513432          9.407265                 0.0000
  01/01/2012    to  12/31/2012        9.407265         10.522094                 0.0000
  01/01/2013    to  12/31/2013       10.522094         13.935732                 0.0000
============   ==== ==========       =========         =========        ===============
 CLARION GLOBAL REAL ESTATE SUB-ACCOUNT (CLASS B)
  04/28/2008    to  12/31/2008       17.214073          9.419490            39,415.1516
  01/01/2009    to  12/31/2009        9.419490         12.527414            68,673.2000
  01/01/2010    to  12/31/2010       12.527414         14.357371            88,229.7396
  01/01/2011    to  12/31/2011       14.357371         13.380587           118,123.4790
  01/01/2012    to  12/31/2012       13.380587         16.639355           122,850.4367
  01/01/2013    to  12/31/2013       16.639355         17.006799           140,630.2943
============   ==== ==========       =========         =========        ===============
 CLEARBRIDGE AGGRESSIVE GROWTH SUB-ACCOUNT (CLASS B)
  (FORMERLY LEGG MASON CLEARBRIDGE AGGRESSIVE GROWTH SUB-ACCOUNT (CLASS B))
  05/02/2011    to  12/31/2011        8.555374          7.759761           289,653.9769
  01/01/2012    to  12/31/2012        7.759761          9.076542           298,915.2107
  01/01/2013    to  12/31/2013        9.076542         13.044951           317,065.9696
============   ==== ==========       =========         =========        ===============

APPENDIX A
CONDENSED FINANCIAL INFORMATION (CONTINUED)



                        1.30% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                          NUMBER OF
                                   ACCUMULATION      ACCUMULATION       ACCUMULATION
                                  UNIT VALUE AT     UNIT VALUE AT           UNITS
                                   BEGINNING OF         END OF         OUTSTANDING AT
                                      PERIOD            PERIOD          END OF PERIOD
                                 ---------------   ---------------   ------------------
 CLEARBRIDGE AGGRESSIVE GROWTH SUB-ACCOUNT (CLASS B)
  (FORMERLY LEGG MASON CLEARBRIDGE AGGRESSIVE GROWTH SUB-ACCOUNT (CLASS B) AND BEFORE THAT
LEGG
  MASON VALUE EQUITY SUB-ACCOUNT (CLASS B))
  05/01/2006    to  12/31/2006       10.422245         11.180916            8,162.3687
  01/01/2007    to  12/31/2007       11.180916         10.383877           23,469.5053
  01/01/2008    to  12/31/2008       10.383877          4.651552           43,034.6641
  01/01/2009    to  12/31/2009        4.651552          6.334860           60,464.7300
  01/01/2010    to  12/31/2010        6.334860          6.711722           91,097.7585
  01/01/2011    to  04/29/2011        6.711722          7.138968                0.0000
============   ==== ==========       =========         =========       ===============
 INVESCO BALANCED-RISK ALLOCATION SUB-ACCOUNT (CLASS B)
  04/30/2012    to  12/31/2012        1.010730          1.048710        8,490,185.3882
  01/01/2013    to  12/31/2013        1.048710          1.054430       15,600,597.9427
============   ==== ==========       =========         =========       ===============
 INVESCO COMSTOCK SUB-ACCOUNT (CLASS B)
  (FORMERLY VAN KAMPEN COMSTOCK SUB-ACCOUNT (CLASS B))
  05/01/2005    to  12/31/2005        9.998932         10.482927            2,912.0502
  01/01/2006    to  12/31/2006       10.482927         12.009028           15,618.7333
  01/01/2007    to  12/31/2007       12.009028         11.557695           26,547.6108
  01/01/2008    to  12/31/2008       11.557695          7.311136           39,790.1763
  01/01/2009    to  12/31/2009        7.311136          9.134319           56,531.0800
  01/01/2010    to  12/31/2010        9.134319         10.355646           87,399.2996
  01/01/2011    to  12/31/2011       10.355646         10.070573          128,073.5680
  01/01/2012    to  12/31/2012       10.070573         11.772115          125,796.2030
  01/01/2013    to  12/31/2013       11.772115         15.732268          145,450.0635
============   ==== ==========       =========         =========       ===============
 INVESCO MID CAP VALUE SUB-ACCOUNT (CLASS B)
  (FORMERLY LORD ABBETT MID CAP VALUE SUB-ACCOUNT (CLASS B)
  05/01/2004    to  12/31/2004       20.314331         23.683379            1,830.7054
  01/01/2005    to  12/31/2005       23.683379         25.259591            3,650.8138
  01/01/2006    to  12/31/2006       25.259591         27.970108            5,848.3340
  01/01/2007    to  12/31/2007       27.970108         27.772461            4,265.9226
  01/01/2008    to  12/31/2008       27.772461         16.783283            6,321.8007
  01/01/2009    to  12/31/2009       16.783283         20.962355           15,989.3000
  01/01/2010    to  12/31/2010       20.962355         25.973885           33,198.2277
  01/01/2011    to  12/31/2011       25.973885         24.690934           65,413.6692
  01/01/2012    to  12/31/2012       24.690934         27.952215           66,844.6796
  01/01/2013    to  12/31/2013       27.952215         35.952829           56,472.8224
============   ==== ==========       =========         =========       ===============

APPENDIX A
CONDENSED FINANCIAL INFORMATION (CONTINUED)



                        1.30% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                          NUMBER OF
                                   ACCUMULATION      ACCUMULATION       ACCUMULATION
                                  UNIT VALUE AT     UNIT VALUE AT           UNITS
                                   BEGINNING OF         END OF         OUTSTANDING AT
                                      PERIOD            PERIOD          END OF PERIOD
                                 ---------------   ---------------   ------------------
 INVESCO MID CAP VALUE SUB-ACCOUNT (CLASS B)
  (FORMERLY LORD ABBETT MID CAP VALUE SUB-ACCOUNT (CLASS B) AND BEFORE THAT LORD ABBETT
AMERICA'S
  VALUE SUB-ACCOUNT (CLASS B))
  05/01/2004    to  12/31/2004       12.332467         13.946009                0.0000
  01/01/2005    to  12/31/2005       13.946009         14.309969                0.0000
  01/01/2006    to  12/31/2006       14.309969         16.209510                0.0000
  01/01/2007    to  04/27/2007       16.209510         17.276167                0.0000
============   ==== ==========       =========         =========       ===============
 JPMORGAN GLOBAL ACTIVE ALLOCATION SUB-ACCOUNT (CLASS B)
  04/30/2012    to  12/31/2012        1.012784          1.050758        9,416,453.1776
  01/01/2013    to  12/31/2013        1.050758          1.151141       21,382,333.5310
============   ==== ==========       =========         =========       ===============
 JPMORGAN SMALL CAP VALUE SUB-ACCOUNT (CLASS B)
  (FORMERLY DREMAN SMALL CAP VALUE SUB-ACCOUNT (CLASS B))
  04/28/2008    to  12/31/2008       13.316852          9.879708                0.0000
  01/01/2009    to  12/31/2009        9.879708         12.558113              479.7900
  01/01/2010    to  12/31/2010       12.558113         14.782097            1,111.8376
  01/01/2011    to  12/31/2011       14.782097         13.079663            1,817.4043
  01/01/2012    to  12/31/2012       13.079663         14.892696            1,710.1280
  01/01/2013    to  12/31/2013       14.892696         19.537069            1,364.6023
============   ==== ==========       =========         =========       ===============
 LORD ABBETT BOND DEBENTURE SUB-ACCOUNT (CLASS B)
  05/01/2004    to  12/31/2004       16.137459         17.204948           57,846.7109
  01/01/2005    to  12/31/2005       17.204948         17.236958           64,115.2188
  01/01/2006    to  12/31/2006       17.236958         18.571397           67,543.0854
  01/01/2007    to  12/31/2007       18.571397         19.530893           78,702.6942
  01/01/2008    to  12/31/2008       19.530893         15.691614           79,041.7479
  01/01/2009    to  12/31/2009       15.691614         21.184702           95,135.3200
  01/01/2010    to  12/31/2010       21.184702         23.622434          101,771.2723
  01/01/2011    to  12/31/2011       23.622434         24.357741           90,987.8510
  01/01/2012    to  12/31/2012       24.357741         27.154250           86,811.5075
  01/01/2013    to  12/31/2013       27.154250         28.942193           88,179.8312
============   ==== ==========       =========         =========       ===============
 LORD ABBETT BOND DEBENTURE SUB-ACCOUNT (CLASS B)
  (FORMERLY LORD ABBETT AMERICA'S VALUE SUB-ACCOUNT (CLASS B))
  05/01/2004    to  12/31/2004       12.332467         13.946009                0.0000
  01/01/2005    to  12/31/2005       13.946009         14.309969                0.0000
  01/01/2006    to  12/31/2006       14.309969         16.209510                0.0000
  01/01/2007    to  04/27/2007       16.209510         17.276167                0.0000
============   ==== ==========       =========         =========       ===============
 MET/FRANKLIN LOW DURATION TOTAL RETURN SUB-ACCOUNT (CLASS B)
  05/02/2011    to  12/31/2011        9.988220          9.773621           17,938.0722
  01/01/2012    to  12/31/2012        9.773621         10.070996           58,236.4443
  01/01/2013    to  12/31/2013       10.070996         10.056309          276,232.1159
============   ==== ==========       =========         =========       ===============

APPENDIX A
CONDENSED FINANCIAL INFORMATION (CONTINUED)



                         1.30% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                          NUMBER OF
                                   ACCUMULATION      ACCUMULATION        ACCUMULATION
                                  UNIT VALUE AT     UNIT VALUE AT           UNITS
                                   BEGINNING OF         END OF          OUTSTANDING AT
                                      PERIOD            PERIOD          END OF PERIOD
                                 ---------------   ---------------   -------------------
 MET/TEMPLETON INTERNATIONAL BOND SUB-ACCOUNT (CLASS B)
  05/03/2010    to  12/31/2010       11.800194         12.221348            44,476.8440
  01/01/2011    to  12/31/2011       12.221348         12.023913            83,907.4645
  01/01/2012    to  12/31/2012       12.023913         13.563466            77,525.8453
  01/01/2013    to  12/31/2013       13.563466         13.527178            80,889.7969
============   ==== ==========       =========         =========        ===============
 METLIFE BALANCED PLUS SUB-ACCOUNT (CLASS B)
  04/30/2012    to  12/31/2012       10.011276         10.482770        11,665,251.8351
  01/01/2013    to  12/31/2013       10.482770         11.833440        15,346,448.6461
============   ==== ==========       =========         =========        ===============
 METLIFE MULTI-INDEX TARGETED RISK SUB-ACCOUNT (CLASS B)
  04/29/2013    to  12/31/2013        1.080260          1.130318         6,077,197.6542
============   ==== ==========       =========         =========        ===============
 MFS (Reg. TM) EMERGING MARKETS EQUITY SUB-ACCOUNT (CLASS B)
  04/28/2008    to  12/31/2008       13.520511          6.206168            63,514.2044
  01/01/2009    to  12/31/2009        6.206168         10.349730           121,961.6600
  01/01/2010    to  12/31/2010       10.349730         12.632893           214,845.9234
  01/01/2011    to  12/31/2011       12.632893         10.137634           345,701.7207
  01/01/2012    to  12/31/2012       10.137634         11.896795           366,120.0939
  01/01/2013    to  12/31/2013       11.896795         11.158201           391,288.8237
============   ==== ==========       =========         =========        ===============
 MFS (Reg. TM) RESEARCH INTERNATIONAL SUB-ACCOUNT (CLASS B)
  05/01/2004    to  12/31/2004        9.755208         11.208267            42,372.8417
  01/01/2005    to  12/31/2005       11.208267         12.880848            61,273.2139
  01/01/2006    to  12/31/2006       12.880848         16.092474            92,317.2322
  01/01/2007    to  12/31/2007       16.092474         17.994629           118,410.0148
  01/01/2008    to  12/31/2008       17.994629         10.236813           166,283.7362
  01/01/2009    to  12/31/2009       10.236813         13.294221           164,522.2400
  01/01/2010    to  12/31/2010       13.294221         14.619173           195,727.4214
  01/01/2011    to  12/31/2011       14.619173         12.884600           212,405.9019
  01/01/2012    to  12/31/2012       12.884600         14.842148           198,432.2145
  01/01/2013    to  12/31/2013       14.842148         17.471762           186,917.6169
============   ==== ==========       =========         =========        ===============

APPENDIX A
CONDENSED FINANCIAL INFORMATION (CONTINUED)



                       1.30% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                        NUMBER OF
                                   ACCUMULATION      ACCUMULATION      ACCUMULATION
                                  UNIT VALUE AT     UNIT VALUE AT         UNITS
                                   BEGINNING OF         END OF        OUTSTANDING AT
                                      PERIOD            PERIOD        END OF PERIOD
                                 ---------------   ---------------   ---------------
 MORGAN STANLEY MID CAP GROWTH (CLASS B)
  (FORMERLY VAN KAMPEN MID CAP GROWTH SUB-ACCOUNT (CLASS B) AND BEFORE THAT LORD ABBETT
GROWTH
  OPPORTUNITIES SUB-ACCOUNT (CLASS B))
  05/01/2004    to  12/31/2004        8.812961          9.792630            0.0000
  01/01/2005    to  12/31/2005        9.792630         10.109348          833.6047
  01/01/2006    to  12/31/2006       10.109348         10.814428        1,419.9235
  01/01/2007    to  12/31/2007       10.814428         13.180398        1,581.1885
  01/01/2008    to  12/31/2008       13.180398          6.927322        1,775.7521
  01/01/2009    to  12/31/2009        6.927322         10.754041        2,411.9900
  01/01/2010    to  12/31/2010       10.754041         14.021283        2,793.8958
  01/01/2011    to  12/31/2011       14.021283         12.882517        3,689.6678
  01/01/2012    to  12/31/2012       12.882517         13.895500        3,673.7524
  01/01/2013    to  12/31/2013       13.895500         19.068593        3,658.4956
============   ==== ==========       =========         =========        ==========
 OPPENHEIMER GLOBAL EQUITY SUB-ACCOUNT (CLASS B)
  05/01/2005    to  12/31/2005       14.483434         16.974149            0.0000
  01/01/2006    to  12/31/2006       16.974149         19.495245            0.0000
  01/01/2007    to  12/31/2007       19.495245         20.447007            0.0000
  01/01/2008    to  12/31/2008       20.447007         11.996626            0.0000
  01/01/2009    to  12/31/2009       11.996626         16.554845            0.0000
  01/01/2010    to  12/31/2010       16.554845         18.943773        1,133.4015
  01/01/2011    to  12/31/2011       18.943773         17.127829        2,324.8545
  01/01/2012    to  12/31/2012       17.127829         20.485312        2,173.2444
  01/01/2013    to  12/31/2013       20.485312         25.703294        2,643.9430
============   ==== ==========       =========         =========        ==========
 OPPENHEIMER GLOBAL EQUITY SUB-ACCOUNT (CLASS B)
  (FORMERLY MET/TEMPLETON GROWTH SUB-ACCOUNT (CLASS B))
  04/28/2008    to  12/31/2008        9.998575          6.573813            0.0000
  01/01/2009    to  12/31/2009        6.573813          8.605643            0.0000
  01/01/2010    to  12/31/2010        8.605643          9.145106        1,746.3491
  01/01/2011    to  12/31/2011        9.145106          8.404631        1,983.7317
  01/01/2012    to  12/31/2012        8.404631         10.138359        1,909.4656
  01/01/2013    to  04/26/2013       10.138359         10.781563            0.0000
============   ==== ==========       =========         =========        ==========
 OPPENHEIMER GLOBAL EQUITY SUB-ACCOUNT (CLASS B)
  (FORMERLY MET/TEMPLETON GROWTH SUB-ACCOUNT (CLASS B) AND BEFORE THAT FRANKLIN
TEMPLETON VARIABLE
  INSURANCE PRODUCTS TRUST - TEMPLETON GROWTH SECURITIES SUB-ACCOUNT (CLASS 2))
  05/01/2006    to  12/31/2006       17.006765         18.820644            0.0000
  01/01/2007    to  12/31/2007       18.820644         19.012256            0.0000
  01/01/2008    to  12/31/2008       19.012256         10.823399            0.0000
  01/01/2009    to  12/31/2009       10.823399         14.006550            0.0000
  01/01/2010    to  12/31/2010       14.006550         14.848034            0.0000
  01/01/2011    to  04/29/2011       14.848034         16.571327            0.0000
============   ==== ==========       =========         =========        ==========

APPENDIX A
CONDENSED FINANCIAL INFORMATION (CONTINUED)



                        1.30% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                          NUMBER OF
                                   ACCUMULATION      ACCUMULATION       ACCUMULATION
                                  UNIT VALUE AT     UNIT VALUE AT           UNITS
                                   BEGINNING OF         END OF         OUTSTANDING AT
                                      PERIOD            PERIOD          END OF PERIOD
                                 ---------------   ---------------   ------------------
 PIMCO TOTAL RETURN SUB-ACCOUNT (CLASS B)
  05/01/2004    to  12/31/2004       11.676306         12.110712           56,067.7304
  01/01/2005    to  12/31/2005       12.110712         12.223413           86,336.1715
  01/01/2006    to  12/31/2006       12.223413         12.611070          148,756.4576
  01/01/2007    to  12/31/2007       12.611070         13.388910          179,567.8656
  01/01/2008    to  12/31/2008       13.388910         13.269677          203,092.0821
  01/01/2009    to  12/31/2009       13.269677         15.459765          456,655.3000
  01/01/2010    to  12/31/2010       15.459765         16.506947          995,119.4770
  01/01/2011    to  12/31/2011       16.506947         16.810768        1,473,398.0333
  01/01/2012    to  12/31/2012       16.810768         18.130822        1,535,943.3620
  01/01/2013    to  12/31/2013       18.130822         17.553861        1,619,920.0927
============   ==== ==========       =========         =========        ==============
 PIMCO TOTAL RETURN SUB-ACCOUNT (CLASS B)
  (FORMERLY J.P. MORGAN QUALITY BOND SUB-ACCOUNT (CLASS B))
  05/01/2004    to  11/19/2004       14.664335         15.152734            1,705.2254
============   ==== ==========       =========         =========        ==============
 PIONEER FUND SUB-ACCOUNT (CLASS A)
  05/01/2006    to  12/31/2006       18.457266         19.948784                0.0000
  01/01/2007    to  12/31/2007       19.948784         20.675226                0.0000
  01/01/2008    to  12/31/2008       20.675226         13.706280                0.0000
  01/01/2009    to  12/31/2009       13.706280         16.760730              533.0800
  01/01/2010    to  12/31/2010       16.760730         19.228180              533.0832
  01/01/2011    to  12/31/2011       19.228180         18.117226              533.0832
  01/01/2012    to  12/31/2012       18.117226         19.775851              533.0832
  01/01/2013    to  12/31/2013       19.775851         25.977140              533.0832
============   ==== ==========       =========         =========        ==============
 PIONEER FUND SUB-ACCOUNT (CLASS B)
  (FORMERLY METROPOLITAN SERIES FUND, INC. - CAPITAL GUARDIAN U.S. EQUITY SUB-ACCOUNT
(CLASS B))
  05/01/2004    to  12/31/2004       10.632445         11.417835                0.0000
  01/01/2005    to  12/31/2005       11.417835         11.891041              475.2881
  01/01/2006    to  12/31/2006       11.891041         12.892189              811.4080
  01/01/2007    to  12/31/2007       12.892189         12.683697              909.0508
  01/01/2008    to  12/31/2008       12.683697          7.460889              959.7366
  01/01/2009    to  05/01/2009        7.460889          7.379561                0.0000
============   ==== ==========       =========         =========        ==============
 PIONEER FUND SUB-ACCOUNT (CLASS B)
  (FORMERLY CAPITAL GUARDIAN U.S. EQUITY SUB-ACCOUNT (CLASS B), BEFORE THAT MET INVESTORS
SERIES TRUST -
  J.P. MORGAN SELECT EQUITY SUB-ACCOUNT (CLASS B))
  05/01/2004    to  11/19/2004       14.953016         16.069205                0.0000
============   ==== ==========       =========         =========        ==============

APPENDIX A
CONDENSED FINANCIAL INFORMATION (CONTINUED)



                        1.30% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                          NUMBER OF
                                   ACCUMULATION      ACCUMULATION       ACCUMULATION
                                  UNIT VALUE AT     UNIT VALUE AT           UNITS
                                   BEGINNING OF         END OF         OUTSTANDING AT
                                      PERIOD            PERIOD          END OF PERIOD
                                 ---------------   ---------------   ------------------
 PIONEER STRATEGIC INCOME SUB-ACCOUNT (CLASS A)
  05/01/2006    to  12/31/2006       18.351894         19.075652                0.0000
  01/01/2007    to  12/31/2007       19.075652         20.079392                0.0000
  01/01/2008    to  12/31/2008       20.079392         17.690409                0.0000
  01/01/2009    to  12/31/2009       17.690409         23.239747                0.0000
  01/01/2010    to  12/31/2010       23.239747         25.732673              946.2539
  01/01/2011    to  12/31/2011       25.732673         26.322918            1,211.9995
  01/01/2012    to  12/31/2012       26.322918         29.001521            1,178.1355
  01/01/2013    to  12/31/2013       29.001521         29.069147            1,206.9140
============   ==== ==========       =========         =========        ==============
 PYRAMIS (Reg. TM) GOVERNMENT INCOME SUB-ACCOUNT (CLASS B)
  04/30/2012    to  12/31/2012       10.783430         10.957512        2,539,196.0714
  01/01/2013    to  12/31/2013       10.957512         10.327163        2,920,770.5774
============   ==== ==========       =========         =========        ==============
 PYRAMIS (Reg. TM) MANAGED RISK SUB-ACCOUNT (CLASS B)
  04/29/2013    to  12/31/2013       10.216374         10.760741          218,009.9504
============   ==== ==========       =========         =========        ==============
 SCHRODERS GLOBAL MULTI-ASSET SUB-ACCOUNT (CLASS B)
  04/30/2012    to  12/31/2012        1.010762          1.068883        2,651,897.0752
  01/01/2013    to  12/31/2013        1.068883          1.161756        7,500,547.4185
============   ==== ==========       =========         =========        ==============
 SSGA GROWTH ETF SUB-ACCOUNT (CLASS B)
  05/04/2009    to  12/31/2009        8.135072         10.046366          619,348.6000
  01/01/2010    to  12/31/2010       10.046366         11.320254          871,361.5923
  01/01/2011    to  12/31/2011       11.320254         10.936433        1,197,356.4387
  01/01/2012    to  12/31/2012       10.936433         12.417139        1,273,236.2424
  01/01/2013    to  12/31/2013       12.417139         14.471865        1,322,776.7142
============   ==== ==========       =========         =========        ==============
 SSGA GROWTH AND INCOME ETF SUB-ACCOUNT (CLASS B)
  05/04/2009    to  12/31/2009        8.837293         10.600545          570,580.5900
  01/01/2010    to  12/31/2010       10.600545         11.744313        1,745,984.4365
  01/01/2011    to  12/31/2011       11.744313         11.715944        2,168,281.3770
  01/01/2012    to  12/31/2012       11.715944         13.049283        2,156,530.2401
  01/01/2013    to  12/31/2013       13.049283         14.546415        2,109,629.7609
============   ==== ==========       =========         =========        ==============
 PIMCO INFLATION PROTECTED BOND SUB-ACCOUNT (CLASS B)
  05/04/2009    to  12/31/2009       11.791417         13.050909          298,423.8400
  01/01/2010    to  12/31/2010       13.050909         13.882186          492,483.1526
  01/01/2011    to  12/31/2011       13.882186         15.230028          717,970.0400
  01/01/2012    to  12/31/2012       15.230028         16.405011          740,330.0488
  01/01/2013    to  12/31/2013       16.405011         14.691194          755,632.9037
============   ==== ==========       =========         =========        ==============

APPENDIX A
CONDENSED FINANCIAL INFORMATION (CONTINUED)



                       1.30% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                        NUMBER OF
                                   ACCUMULATION      ACCUMULATION      ACCUMULATION
                                  UNIT VALUE AT     UNIT VALUE AT         UNITS
                                   BEGINNING OF         END OF        OUTSTANDING AT
                                      PERIOD            PERIOD        END OF PERIOD
                                 ---------------   ---------------   ---------------
 T. ROWE PRICE LARGE CAP VALUE SUB-ACCOUNT (CLASS B)
  (FORMERLY LORD ABBETT GROWTH AND INCOME SUB-ACCOUNT (CLASS B))
  05/01/2004    to  12/31/2004       43.242312         47.937816        19,815.5006
  01/01/2005    to  12/31/2005       47.937816         48.925372        25,855.7185
  01/01/2006    to  12/31/2006       48.925372         56.884355        31,167.4647
  01/01/2007    to  12/31/2007       56.884355         58.235221        40,242.1825
  01/01/2008    to  12/31/2008       58.235221         36.597630        36,745.9805
  01/01/2009    to  12/31/2009       36.597630         42.769476        34,825.6200
  01/01/2010    to  12/31/2010       42.769476         49.402240        52,018.8213
  01/01/2011    to  12/31/2011       49.402240         46.809866        59,848.6689
  01/01/2012    to  12/31/2012       46.809866         54.508674        54,901.2159
  01/01/2013    to  12/31/2013       54.508674         71.977697        50,922.1883
============   ==== ==========       =========         =========       ============
 T. ROWE PRICE LARGE CAP VALUE SUB-ACCOUNT (CLASS B)
  (FORMERLY LORD ABBETT GROWTH AND INCOME SUB-ACCOUNT (CLASS B) AND FORMERLY PUTNAM VT
GROWTH
  AND INCOME SUB-ACCOUNT (CLASS IB))
  05/01/2004    to  12/31/2004       45.386183         49.298756             0.0000
  01/01/2005    to  12/31/2005       49.298756         51.208076             0.0000
  01/01/2006    to  12/31/2006       51.208076         58.591262             0.0000
  01/01/2007    to  12/31/2007       58.591262         54.338029             0.0000
  01/01/2008    to  12/31/2008       54.338029         32.878766             0.0000
  01/01/2009    to  12/31/2009       32.878766         42.129339             0.0000
  01/01/2010    to  04/30/2010       42.129339         45.025051             0.0000
============   ==== ==========       =========         =========       ============
 METROPOLITAN SERIES FUND
 BAILLIE GIFFORD INTERNATIONAL STOCK SUB-ACCOUNT (CLASS B)
  05/01/2004    to  12/31/2004       11.974762         13.688306             0.0000
  01/01/2005    to  12/31/2005       13.688306         15.888294             0.0000
  01/01/2006    to  12/31/2006       15.888294         18.228676             0.0000
  01/01/2007    to  12/31/2007       18.228676         19.803643             0.0000
  01/01/2008    to  12/31/2008       19.803643         10.899186             0.0000
  01/01/2009    to  12/31/2009       10.899186         13.112987             0.0000
  01/01/2010    to  12/31/2010       13.112987         13.831744             0.0000
  01/01/2011    to  12/31/2011       13.831744         10.904646             0.0000
  01/01/2012    to  12/31/2012       10.904646         12.847646             0.0000
  01/01/2013    to  12/31/2013       12.847646         14.601457       264,677.4697
============   ==== ==========       =========         =========       ============
 BARCLAYS AGGREGATE BOND INDEX SUB-ACCOUNT (CLASS G)
  04/29/2013    to  12/31/2013       17.065581         16.366043       144,359.7561
============   ==== ==========       =========         =========       ============

APPENDIX A
CONDENSED FINANCIAL INFORMATION (CONTINUED)



                       1.30% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                        NUMBER OF
                                   ACCUMULATION      ACCUMULATION      ACCUMULATION
                                  UNIT VALUE AT     UNIT VALUE AT         UNITS
                                   BEGINNING OF         END OF        OUTSTANDING AT
                                      PERIOD            PERIOD        END OF PERIOD
                                 ---------------   ---------------   ---------------
 BLACKROCK BOND INCOME SUB-ACCOUNT (CLASS B)
  05/01/2005    to  12/31/2005       45.981915         46.209352             0.0000
  01/01/2006    to  12/31/2006       46.209352         47.501189           560.7078
  01/01/2007    to  12/31/2007       47.501189         49.707922           297.8879
  01/01/2008    to  12/31/2008       49.707922         47.265989           275.6991
  01/01/2009    to  12/31/2009       47.265989         50.940114           397.2700
  01/01/2010    to  12/31/2010       50.940114         54.339551         1,135.6114
  01/01/2011    to  12/31/2011       54.339551         57.021060         1,478.8362
  01/01/2012    to  12/31/2012       57.021060         60.378957         1,461.8216
  01/01/2013    to  12/31/2013       60.378957         58.998545         1,428.6436
============   ==== ==========       =========         =========       ============
 BLACKROCK CAPITAL APPRECIATION SUB-ACCOUNT (CLASS A)
  (FORMERLY BLACKROCK LEGACY LARGE CAP GROWTH SUB-ACCOUNT (CLASS A))
  05/04/2009    to  12/31/2009        9.129750         11.520590             0.0000
  01/01/2010    to  12/31/2010       11.520590         13.625764             0.0000
  01/01/2011    to  12/31/2011       13.625764         12.246868             0.0000
  01/01/2012    to  12/31/2012       12.246868         13.825231             0.0000
  01/01/2013    to  12/31/2013       13.825231         18.316513             0.0000
============   ==== ==========       =========         =========       ============
 BLACKROCK CAPITAL APPRECIATION SUB-ACCOUNT (CLASS A)
  (FORMERLY BLACKROCK LEGACY LARGE CAP GROWTH SUB-ACCOUNT (CLASS A) AND BEFORE THAT MET
INVESTORS
  SERIES TRUST - MET/AIM CAPITAL APPRECIATION SUB-ACCOUNT (CLASS A))
  04/30/2007    to  12/31/2007       15.763356         16.500598             0.0000
  01/01/2008    to  12/31/2008       16.500598          9.341744             0.0000
  01/01/2009    to  12/31/2009        9.341744          8.887754             0.0000
  01/01/2010    to  12/31/2010        8.887754          8.887754             0.0000
  01/01/2011    to  12/31/2011        8.887754          8.887754             0.0000
  01/01/2012    to  12/31/2012        8.887754          8.887754             0.0000
  01/01/2013    to  12/31/2013        8.887754          8.887754             0.0000
============   ==== ==========       =========         =========       ============
 BLACKROCK MONEY MARKET SUB-ACCOUNT (CLASS B)
  (FORMERLY MONEY MARKET SUB-ACCOUNT (CLASS B))
  05/01/2005    to  12/31/2005        9.982136         10.094014        15,099.6542
  01/01/2006    to  12/31/2006       10.094014         10.417463        66,691.2808
  01/01/2007    to  12/31/2007       10.417463         10.777221       183,973.3062
  01/01/2008    to  12/31/2008       10.777221         10.914141       347,310.4572
  01/01/2009    to  12/31/2009       10.914141         10.800453       607,716.5000
  01/01/2010    to  12/31/2010       10.800453         10.660952       562,380.0643
  01/01/2011    to  12/31/2011       10.660952         10.523629       450,135.7970
  01/01/2012    to  12/31/2012       10.523629         10.386964       505,762.4811
  01/01/2013    to  12/31/2013       10.386964         10.252804       803,505.9153
============   ==== ==========       =========         =========       ============

APPENDIX A
CONDENSED FINANCIAL INFORMATION (CONTINUED)



                       1.30% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                        NUMBER OF
                                   ACCUMULATION      ACCUMULATION      ACCUMULATION
                                  UNIT VALUE AT     UNIT VALUE AT         UNITS
                                   BEGINNING OF         END OF        OUTSTANDING AT
                                      PERIOD            PERIOD        END OF PERIOD
                                 ---------------   ---------------   ---------------
 BLACKROCK MONEY MARKET SUB-ACCOUNT (CLASS B)
  (FORMERLY MET INVESTORS SERIES TRUST - MONEY MARKET SUB-ACCOUNT (CLASS B))
  05/01/2004    to  12/31/2004        9.999714          9.965778         3,168.1420
  01/01/2005    to  04/30/2005        9.965778          9.982068             0.0000
============   ==== ==========       =========         =========       ============
 DAVIS VENTURE VALUE SUB-ACCOUNT (CLASS E)
  05/01/2004    to  12/31/2004       11.077739         11.934370       132,380.2910
  01/01/2005    to  12/31/2005       11.934370         12.974739       162,033.6756
  01/01/2006    to  12/31/2006       12.974739         14.652624       195,254.4084
  01/01/2007    to  12/31/2007       14.652624         15.103332       264,485.2949
  01/01/2008    to  12/31/2008       15.103332          9.025430       298,264.5093
  01/01/2009    to  12/31/2009        9.025430         11.744348       306,618.8900
  01/01/2010    to  12/31/2010       11.744348         12.962618       397,301.5157
  01/01/2011    to  12/31/2011       12.962618         12.260793       459,107.7137
  01/01/2012    to  12/31/2012       12.260793         13.638720       468,035.7525
  01/01/2013    to  12/31/2013       13.638720         17.976382       435,063.5010
============   ==== ==========       =========         =========       ============
 JENNISON GROWTH SUB-ACCOUNT (CLASS B)
  05/01/2005    to  12/31/2005        9.787225         11.764232        42,383.7329
  01/01/2006    to  12/31/2006       11.764232         11.905780        66,774.7781
  01/01/2007    to  12/31/2007       11.905780         13.089520        99,940.5098
  01/01/2008    to  12/31/2008       13.089520          8.198138       110,891.3827
  01/01/2009    to  12/31/2009        8.198138         11.293795       174,290.2300
  01/01/2010    to  12/31/2010       11.293795         12.409247       235,015.6073
  01/01/2011    to  12/31/2011       12.409247         12.276458       260,179.0412
  01/01/2012    to  12/31/2012       12.276458         14.002167       375,016.8387
  01/01/2013    to  12/31/2013       14.002167         18.898229       369,935.4665
============   ==== ==========       =========         =========       ============
 JENNISON GROWTH SUB-ACCOUNT (CLASS B)
  (FORMERLY OPPENHEIMER CAPITAL APPRECIATION SUB-ACCOUNT (CLASS B))
  05/01/2005    to  12/31/2005        7.962826          8.651885       157,556.5445
  01/01/2006    to  12/31/2006        8.651885          9.190873       178,476.3395
  01/01/2007    to  12/31/2007        9.190873         10.367771       242,119.3956
  01/01/2008    to  12/31/2008       10.367771          5.532204       235,940.8881
  01/01/2009    to  12/31/2009        5.532204          7.847238       203,730.1600
  01/01/2010    to  12/31/2010        7.847238          8.473780       194,939.9831
  01/01/2011    to  12/31/2011        8.473780          8.249075       176,855.4652
  01/01/2012    to  12/31/2012        8.249075          9.283200             0.0000
  01/01/2013    to  12/31/2013        9.283200          9.283200             0.0000
============   ==== ==========       =========         =========       ============
 JENNISON GROWTH SUB-ACCOUNT (CLASS B)
  (FORMERLY MET/PUTNAM VOYAGER SUB-ACCOUNT (CLASS B))
  05/01/2004    to  12/31/2004        4.242724          4.432154             0.0000
  01/01/2005    to  04/30/2005        4.432154          4.077964             0.0000
============   ==== ==========       =========         =========       ============

APPENDIX A
CONDENSED FINANCIAL INFORMATION (CONTINUED)



                       1.30% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                        NUMBER OF
                                   ACCUMULATION      ACCUMULATION      ACCUMULATION
                                  UNIT VALUE AT     UNIT VALUE AT         UNITS
                                   BEGINNING OF         END OF        OUTSTANDING AT
                                      PERIOD            PERIOD        END OF PERIOD
                                 ---------------   ---------------   ---------------
 LOOMIS SAYLES SMALL CAP GROWTH SUB-ACCOUNT (CLASS B)
  (FORMERLY FRANKLIN TEMPLETON SMALL CAP GROWTH SUB-ACCOUNT (CLASS B))
  04/30/2007    to  12/31/2007       11.631007         11.251048         4,214.0993
  01/01/2008    to  12/31/2008       11.251048          6.517750         4,622.2069
  01/01/2009    to  12/31/2009        6.517750          8.342795         4,275.0400
  01/01/2010    to  12/31/2010        8.342795         10.816575         4,403.2544
  01/01/2011    to  12/31/2011       10.816575         10.970270         3,524.3342
  01/01/2012    to  12/31/2012       10.970270         12.007454         3,463.9025
  01/01/2013    to  12/31/2013       12.007454         17.586589         2,780.8692
============   ==== ==========       =========         =========       ============
 MET/DIMENSIONAL INTERNATIONAL SMALL COMPANY SUB-ACCOUNT (CLASS B)
  05/04/2009    to  12/31/2009       10.718625         14.281201        20,518.0700
  01/01/2010    to  12/31/2010       14.281201         17.281226        21,035.4478
  01/01/2011    to  12/31/2011       17.281226         14.286034        53,019.2062
  01/01/2012    to  12/31/2012       14.286034         16.625196        54,399.3909
  01/01/2013    to  12/31/2013       16.625196         20.940119        62,496.1639
============   ==== ==========       =========         =========       ============
 MFS (Reg. TM) TOTAL RETURN SUB-ACCOUNT (CLASS B)
  05/01/2004    to  12/31/2004       37.396362         40.689761             0.0000
  01/01/2005    to  12/31/2005       40.689761         41.310730             0.0000
  01/01/2006    to  12/31/2006       41.310730         45.644853             0.0000
  01/01/2007    to  12/31/2007       45.644853         46.907209             0.0000
  01/01/2008    to  12/31/2008       46.907209         35.952599             0.0000
  01/01/2009    to  12/31/2009       35.952599         41.983902             0.0000
  01/01/2010    to  12/31/2010       41.983902         45.502285         1,296.4864
  01/01/2011    to  12/31/2011       45.502285         45.885492         1,371.0673
  01/01/2012    to  12/31/2012       45.885492         50.411416         1,391.6437
  01/01/2013    to  12/31/2013       50.411416         59.065284         1,085.4451
============   ==== ==========       =========         =========       ============
 MFS (Reg. TM) VALUE SUB-ACCOUNT (CLASS B)
  04/28/2008    to  12/31/2008       16.139546         11.263068             0.0000
  01/01/2009    to  12/31/2009       11.263068         13.406135           565.4100
  01/01/2010    to  12/31/2010       13.406135         14.712416           646.7241
  01/01/2011    to  12/31/2011       14.712416         14.615581         1,553.4662
  01/01/2012    to  12/31/2012       14.615581         16.779960         1,550.9973
  01/01/2013    to  12/31/2013       16.779960         22.424400       163,060.0422
============   ==== ==========       =========         =========       ============

APPENDIX A
CONDENSED FINANCIAL INFORMATION (CONTINUED)



                                    1.30% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                                                  NUMBER OF
                                                             ACCUMULATION      ACCUMULATION      ACCUMULATION
                                                            UNIT VALUE AT     UNIT VALUE AT         UNITS
                                                             BEGINNING OF         END OF        OUTSTANDING AT
                                                                PERIOD            PERIOD        END OF PERIOD
                                                           ---------------   ---------------   ---------------
 MFS (Reg. TM) VALUE SUB-ACCOUNT (CLASS B)
  (FORMERLY MET/FRANKLIN MUTUAL SHARES SUB-ACCOUNT (CLASS B))
   04/28/2008                             to  12/31/2008        9.998575          6.604697         7,228.7271
   01/01/2009                             to  12/31/2009        6.604697          8.141697       105,443.1700
   01/01/2010                             to  12/31/2010        8.141697          8.922471       185,616.0587
   01/01/2011                             to  12/31/2011        8.922471          8.759302       269,494.8913
   01/01/2012                             to  12/31/2012        8.759302          9.848736       289,819.5892
   01/01/2013                             to  04/26/2013        9.848736         10.791833             0.0000
=============                            ==== ==========       =========         =========       ============
 NEUBERGER BERMAN GENESIS SUB-ACCOUNT (CLASS B)
   04/29/2013                             to  12/31/2013       20.331335         25.406323        74,608.1384
=============                            ==== ==========       =========         =========       ============
 NEUBERGER BERMAN GENESIS SUB-ACCOUNT (CLASS B)
  (FORMERLY MLA MID CAP SUB-ACCOUNT (CLASS B))
   04/30/2007                             to  12/31/2007       17.746898         15.756529        25,194.9431
   01/01/2008                             to  12/31/2008       15.756529          9.595726        29,973.0320
   01/01/2009                             to  12/31/2009        9.595726         12.953774        35,342.6800
   01/01/2010                             to  12/31/2010       12.953774         15.709433        68,073.3405
   01/01/2011                             to  12/31/2011       15.709433         14.688795        96,062.3990
   01/01/2012                             to  12/31/2012       14.688795         15.264435       102,008.1430
   01/01/2013                             to  04/26/2013       15.264435         16.556111             0.0000
=============                            ==== ==========       =========         =========       ============
 NEUBERGER BERMAN GENESIS SUB-ACCOUNT (CLASS B)
  (FORMERLY MLA MID CAP SUB-ACCOUNT (CLASS B) AND BEFORE THAT MET/PUTNAM CAPITAL OPPORTUNITIES
  SUB-ACCOUNT (CLASS B))
   05/01/2004                             to  12/31/2004       12.771613         14.819977             0.0000
   01/01/2005                             to  12/31/2005       14.819977         16.060762             0.0000
   01/01/2006                             to  12/31/2006       16.060762         18.171642             0.0000
   01/01/2007                             to  04/27/2007       18.171642         19.761608             0.0000
=============                            ==== ==========       =========         =========       ============
 NEUBERGER BERMAN GENESIS SUB-ACCOUNT (CLASS B)
  (FORMERLY MLA MID CAP SUB-ACCOUNT (CLASS B) AND BEFORE THAT PIONEER MID-CAP VALUE SUB-ACCOUNT
  (CLASS A))
   05/01/2006                             to  12/31/2006       11.410889         12.093953             0.0000
   01/01/2007                             to  04/27/2007       12.093953         13.363463             0.0000
=============                            ==== ==========       =========         =========       ============
 VAN ECK GLOBAL NATURAL RESOURCES SUB-ACCOUNT (CLASS B)
   05/03/2010                             to  12/31/2010       15.934533         18.854763        37,622.4954
   01/01/2011                             to  12/31/2011       18.854763         15.508279        68,660.5045
   01/01/2012                             to  12/31/2012       15.508279         15.701587        70,217.9685
   01/01/2013                             to  12/31/2013       15.701587         17.165667        66,656.3962
=============                            ==== ==========       =========         =========       ============

APPENDIX A
CONDENSED FINANCIAL INFORMATION (CONTINUED)



                        1.30% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                          NUMBER OF
                                   ACCUMULATION      ACCUMULATION       ACCUMULATION
                                  UNIT VALUE AT     UNIT VALUE AT           UNITS
                                   BEGINNING OF         END OF         OUTSTANDING AT
                                      PERIOD            PERIOD          END OF PERIOD
                                 ---------------   ---------------   ------------------
 PUTNAM VARIABLE TRUST
 PUTNAM VT EQUITY INCOME SUB-ACCOUNT (CLASS IB)
  05/01/2004    to  12/31/2004       12.035463         13.280968                0.0000
  01/01/2005    to  12/31/2005       13.280968         13.831712                0.0000
  01/01/2006    to  12/31/2006       13.831712         16.226421                0.0000
  01/01/2007    to  12/31/2007       16.226421         16.526295                0.0000
  01/01/2008    to  12/31/2008       16.526295         11.232259                0.0000
  01/01/2009    to  12/31/2009       11.232259         14.130637                0.0000
  01/01/2010    to  12/31/2010       14.130637         15.706597                0.0000
  01/01/2011    to  12/31/2011       15.706597         15.802055                0.0000
  01/01/2012    to  12/31/2012       15.802055         18.607861                0.0000
  01/01/2013    to  12/31/2013       18.607861         24.321573                0.0000
============   ==== ==========       =========         =========        ==============
 MET INVESTORS SERIES TRUST -  METLIFE ASSET ALLOCATION PROGRAM
 METLIFE AGGRESSIVE STRATEGY SUB-ACCOUNT (CLASS B)
  05/01/2006    to  12/31/2006       12.473677         13.070727          285,957.5428
  01/01/2007    to  12/31/2007       13.070727         13.273444          425,753.6836
  01/01/2008    to  12/31/2008       13.273444          7.754319          449,895.1369
  01/01/2009    to  12/31/2009        7.754319         10.152970          499,713.6600
  01/01/2010    to  12/31/2010       10.152970         11.675624          583,987.0286
  01/01/2011    to  12/31/2011       11.675624         10.859463          731,533.7820
  01/01/2012    to  12/31/2012       10.859463         12.512996          708,257.2276
  01/01/2013    to  12/31/2013       12.512996         15.995949          595,763.3641
============   ==== ==========       =========         =========        ==============
 METLIFE BALANCED STRATEGY SUB-ACCOUNT (CLASS B)
  05/01/2006    to  12/31/2006       11.531194         12.152378        1,224,571.3236
  01/01/2007    to  12/31/2007       12.152378         12.580234        2,043,271.4179
  01/01/2008    to  12/31/2008       12.580234          8.451645        2,304,854.7788
  01/01/2009    to  12/31/2009        8.451645         10.706411        3,017,749.6500
  01/01/2010    to  12/31/2010       10.706411         12.003908        4,800,874.2696
  01/01/2011    to  12/31/2011       12.003908         11.647420        6,810,930.9727
  01/01/2012    to  12/31/2012       11.647420         13.097782        6,718,718.2601
  01/01/2013    to  12/31/2013       13.097782         15.439211        6,504,050.0785
============   ==== ==========       =========         =========        ==============
 METLIFE DEFENSIVE STRATEGY SUB-ACCOUNT (CLASS B)
  05/01/2006    to  12/31/2006       10.649911         11.183762          100,366.6768
  01/01/2007    to  12/31/2007       11.183762         11.691964          270,552.0144
  01/01/2008    to  12/31/2008       11.691964          9.157310          465,666.9282
  01/01/2009    to  12/31/2009        9.157310         11.109695          957,823.3300
  01/01/2010    to  12/31/2010       11.109695         12.161825        1,463,628.0921
  01/01/2011    to  12/31/2011       12.161825         12.218191        1,839,746.7192
  01/01/2012    to  12/31/2012       12.218191         13.375464        1,889,389.3641
  01/01/2013    to  12/31/2013       13.375464         14.401451        1,700,032.5566
============   ==== ==========       =========         =========        ==============

APPENDIX A
CONDENSED FINANCIAL INFORMATION (CONTINUED)



                        1.30% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                         NUMBER OF
                                   ACCUMULATION      ACCUMULATION       ACCUMULATION
                                  UNIT VALUE AT     UNIT VALUE AT          UNITS
                                   BEGINNING OF         END OF         OUTSTANDING AT
                                      PERIOD            PERIOD         END OF PERIOD
                                 ---------------   ---------------   -----------------
 METLIFE GROWTH STRATEGY SUB-ACCOUNT (CLASS B)
  05/01/2006    to  12/31/2006       12.150898         12.813215         724,717.2599
  01/01/2007    to  12/31/2007       12.813215         13.241565       1,178,078.6289
  01/01/2008    to  12/31/2008       13.241565          8.120740       1,475,340.1023
  01/01/2009    to  12/31/2009        8.120740         10.428495       1,853,356.8000
  01/01/2010    to  12/31/2010       10.428495         11.888337       1,932,836.0076
  01/01/2011    to  12/31/2011       11.888337         11.280553       1,918,159.7292
  01/01/2012    to  12/31/2012       11.280553         12.884423       1,923,850.2189
  01/01/2013    to  12/31/2013       12.884423         16.013844       2,349,431.3718
============   ==== ==========       =========         =========       ==============
 METLIFE GROWTH STRATEGY SUB-ACCOUNT (CLASS B)
  (FORMERLY MET/FRANKLIN TEMPLETON FOUNDING STRATEGY SUB-ACCOUNT (CLASS B))
  04/28/2008    to  12/31/2008        9.998575          7.038489          71,249.6353
  01/01/2009    to  12/31/2009        7.038489          8.931219         298,114.6100
  01/01/2010    to  12/31/2010        8.931219          9.701527         579,262.9071
  01/01/2011    to  12/31/2011        9.701527          9.407894         865,702.3112
  01/01/2012    to  12/31/2012        9.407894         10.783002         750,661.4929
  01/01/2013    to  04/26/2013       10.783002         11.612168               0.0000
============   ==== ==========       =========         =========       ==============
 METLIFE MODERATE STRATEGY SUB-ACCOUNT (CLASS B)
  05/01/2006    to  12/31/2006       11.061525         11.630632         563,015.5831
  01/01/2007    to  12/31/2007       11.630632         12.192163         776,469.2050
  01/01/2008    to  12/31/2008       12.192163          8.854726         958,970.3076
  01/01/2009    to  12/31/2009        8.854726         11.020404       1,635,352.8600
  01/01/2010    to  12/31/2010       11.020404         12.226944       2,545,660.6674
  01/01/2011    to  12/31/2011       12.226944         12.055244       3,646,668.8013
  01/01/2012    to  12/31/2012       12.055244         13.373515       3,728,224.1563
  01/01/2013    to  12/31/2013       13.373515         15.078692       3,468,198.1015
============   ==== ==========       =========         =========       ==============

APPENDIX A
CONDENSED FINANCIAL INFORMATION (CONTINUED)

CHART 2





                        1.50% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                          NUMBER OF
                                   ACCUMULATION      ACCUMULATION       ACCUMULATION
                                  UNIT VALUE AT     UNIT VALUE AT           UNITS
                                   BEGINNING OF         END OF         OUTSTANDING AT
                                      PERIOD            PERIOD          END OF PERIOD
                                 ---------------   ---------------   ------------------
 AMERICAN FUNDS INSURANCE SERIES (Reg. TM)
 AMERICAN FUNDS GLOBAL GROWTH SUB-ACCOUNT (CLASS 2)
  11/13/2006    to  12/31/2006       24.758243         25.647561            9,256.2289
  01/01/2007    to  12/31/2007       25.647561         29.015768           22,703.3594
  01/01/2008    to  12/31/2008       29.015768         17.609553           48,115.1264
  01/01/2009    to  12/31/2009       17.609553         24.686123           63,446.4400
  01/01/2010    to  12/31/2010       24.686123         27.175296           80,219.0010
  01/01/2011    to  12/31/2011       27.175296         24.392523           94,128.3967
  01/01/2012    to  12/31/2012       24.392523         29.448836           99,389.5755
  01/01/2013    to  12/31/2013       29.448836         37.475161          101,510.0734
============   ==== ==========      ==========        ==========        ==============
 AMERICAN FUNDS GLOBAL SMALL CAPITALIZATION SUB-ACCOUNT (CLASS 2)
  04/28/2008    to  12/31/2008       31.673672         16.023138            7,459.0268
  01/01/2009    to  12/31/2009       16.023138         25.460029           12,903.2000
  01/01/2010    to  12/31/2010       25.460029         30.703040           21,324.7342
  01/01/2011    to  12/31/2011       30.703040         24.456039           27,011.9124
  01/01/2012    to  12/31/2012       24.456039         28.469236           31,033.2702
  01/01/2013    to  12/31/2013       28.469236         35.976513           34,188.9550
============   ==== ==========      ==========        ==========        ==============
 AMERICAN FUNDS GROWTH SUB-ACCOUNT (CLASS 2)
  04/28/2008    to  12/31/2008      164.707580         95.172443           17,075.9971
  01/01/2009    to  12/31/2009       95.172443        130.706105           26,915.1000
  01/01/2010    to  12/31/2010      130.706105        152.815227           34,734.9576
  01/01/2011    to  12/31/2011      152.815227        144.105982           39,986.5516
  01/01/2012    to  12/31/2012      144.105982        167.346219           43,134.2665
  01/01/2013    to  12/31/2013      167.346219        214.480710           42,456.5717
============   ==== ==========      ==========        ==========        ==============
 MET INVESTORS SERIES TRUST
 ALLIANCEBERNSTEIN GLOBAL DYNAMIC ALLOCATION SUB-ACCOUNT (CLASS B)
  04/30/2012    to  12/31/2012       10.208984         10.550465        2,435,527.5653
  01/01/2013    to  12/31/2013       10.550465         11.551854        2,864,439.0481
============   ==== ==========      ==========        ==========        ==============
 AQR GLOBAL RISK BALANCED SUB-ACCOUNT (CLASS B)
  04/30/2012    to  12/31/2012       11.141882         11.541250        2,779,735.9535
  01/01/2013    to  12/31/2013       11.541250         10.983847        3,310,414.5068
============   ==== ==========      ==========        ==========        ==============
 BLACKROCK GLOBAL TACTICAL STRATEGIES SUB-ACCOUNT (CLASS B)
  04/30/2012    to  12/31/2012        9.964181         10.279944        5,035,223.1176
  01/01/2013    to  12/31/2013       10.279944         11.170834        5,835,737.7660
============   ==== ==========      ==========        ==========        ==============

APPENDIX A
CONDENSED FINANCIAL INFORMATION (CONTINUED)



                        1.50% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                          NUMBER OF
                                   ACCUMULATION      ACCUMULATION       ACCUMULATION
                                  UNIT VALUE AT     UNIT VALUE AT           UNITS
                                   BEGINNING OF         END OF         OUTSTANDING AT
                                      PERIOD            PERIOD          END OF PERIOD
                                 ---------------   ---------------   ------------------
 BLACKROCK HIGH YIELD SUB-ACCOUNT (CLASS B)
  05/04/2009    to  12/31/2009       14.241760         17.947491           25,613.1600
  01/01/2010    to  12/31/2010       17.947491         20.468988           44,847.6582
  01/01/2011    to  12/31/2011       20.468988         20.637627           61,277.6362
  01/01/2012    to  12/31/2012       20.637627         23.691878           65,813.6710
  01/01/2013    to  12/31/2013       23.691878         25.517482           75,854.7931
============   ==== ==========       =========         =========       ===============
 BLACKROCK LARGE CAP CORE SUB-ACCOUNT (CLASS B)
  05/04/2009    to  12/31/2009        7.003017          8.377402                0.0000
  01/01/2010    to  12/31/2010        8.377402          9.273180                0.0000
  01/01/2011    to  12/31/2011        9.273180          9.151405                0.0000
  01/01/2012    to  12/31/2012        9.151405         10.215357                0.0000
  01/01/2013    to  12/31/2013       10.215357         13.502469                0.0000
============   ==== ==========       =========         =========       ===============
 CLARION GLOBAL REAL ESTATE SUB-ACCOUNT (CLASS B)
  04/28/2008    to  12/31/2008       17.077087          9.331819           77,571.5972
  01/01/2009    to  12/31/2009        9.331819         12.386008           85,973.3100
  01/01/2010    to  12/31/2010       12.386008         14.166987           93,944.1271
  01/01/2011    to  12/31/2011       14.166987         13.176814          109,601.0729
  01/01/2012    to  12/31/2012       13.176814         16.353057          103,197.8717
  01/01/2013    to  12/31/2013       16.353057         16.680772          107,137.7295
============   ==== ==========       =========         =========       ===============
 CLEARBRIDGE AGGRESSIVE GROWTH SUB-ACCOUNT (CLASS B)
  (FORMERLY LEGG MASON CLEARBRIDGE AGGRESSIVE GROWTH SUB-ACCOUNT (CLASS B))
  05/02/2011    to  12/31/2011        8.419433          7.626325          261,982.2299
  01/01/2012    to  12/31/2012        7.626325          8.902546          253,292.3439
  01/01/2013    to  12/31/2013        8.902546         12.769341          239,093.3155
============   ==== ==========       =========         =========       ===============
 CLEARBRIDGE AGGRESSIVE GROWTH SUB-ACCOUNT (CLASS B)
  (FORMERLY LEGG MASON CLEARBRIDGE AGGRESSIVE GROWTH SUB-ACCOUNT (CLASS B) AND BEFORE THAT
LEGG
  MASON VALUE EQUITY SUB-ACCOUNT (CLASS B))
  05/01/2006    to  12/31/2006       10.411851         11.154963            6,473.6585
  01/01/2007    to  12/31/2007       11.154963         10.338948           12,925.1800
  01/01/2008    to  12/31/2008       10.338948          4.622100           59,453.2090
  01/01/2009    to  12/31/2009        4.622100          6.282167           86,970.9900
  01/01/2010    to  12/31/2010        6.282167          6.642605          105,516.7831
  01/01/2011    to  04/29/2011        6.642605          7.060846                0.0000
============   ==== ==========       =========         =========       ===============
 INVESCO BALANCED-RISK ALLOCATION SUB-ACCOUNT (CLASS B)
  04/30/2012    to  12/31/2012        1.010696          1.047269        6,434,367.1040
  01/01/2013    to  12/31/2013        1.047269          1.050877       10,064,819.5715
============   ==== ==========       =========         =========       ===============

APPENDIX A
CONDENSED FINANCIAL INFORMATION (CONTINUED)



                        1.50% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                          NUMBER OF
                                   ACCUMULATION      ACCUMULATION       ACCUMULATION
                                  UNIT VALUE AT     UNIT VALUE AT           UNITS
                                   BEGINNING OF         END OF         OUTSTANDING AT
                                      PERIOD            PERIOD          END OF PERIOD
                                 ---------------   ---------------   ------------------
 INVESCO COMSTOCK SUB-ACCOUNT (CLASS B)
  (FORMERLY VAN KAMPEN COMSTOCK SUB-ACCOUNT (CLASS B))
  05/01/2005    to  12/31/2005        9.998767         10.468869           16,065.7439
  01/01/2006    to  12/31/2006       10.468869         11.969030           52,431.1324
  01/01/2007    to  12/31/2007       11.969030         11.496053           70,659.2493
  01/01/2008    to  12/31/2008       11.496053          7.257528           89,198.0540
  01/01/2009    to  12/31/2009        7.257528          9.050430          197,780.6400
  01/01/2010    to  12/31/2010        9.050430         10.242106          224,221.6656
  01/01/2011    to  12/31/2011       10.242106          9.942277          254,576.1406
  01/01/2012    to  12/31/2012        9.942277         11.607402          244,812.1339
  01/01/2013    to  12/31/2013       11.607402         15.481667          226,255.4072
============   ==== ==========       =========         =========       ===============
 INVESCO MID CAP VALUE SUB-ACCOUNT (CLASS B)
  (FORMERLY LORD ABBETT MID CAP VALUE SUB-ACCOUNT (CLASS B)
  05/01/2004    to  12/31/2004       20.043768         23.336992            6,171.2649
  01/01/2005    to  12/31/2005       23.336992         24.840578           14,535.4897
  01/01/2006    to  12/31/2006       24.840578         27.451333           22,541.0329
  01/01/2007    to  12/31/2007       27.451333         27.202590           22,589.1388
  01/01/2008    to  12/31/2008       27.202590         16.405880           24,845.0304
  01/01/2009    to  12/31/2009       16.405880         20.450020           35,494.4200
  01/01/2010    to  12/31/2010       20.450020         25.288496           53,386.8194
  01/01/2011    to  12/31/2011       25.288496         23.991438           59,810.2986
  01/01/2012    to  12/31/2012       23.991438         27.105776           57,542.9382
  01/01/2013    to  12/31/2013       27.105776         34.794495           53,049.3945
============   ==== ==========       =========         =========       ===============
 INVESCO MID CAP VALUE SUB-ACCOUNT (CLASS B)
  (FORMERLY LORD ABBETT MID CAP VALUE SUB-ACCOUNT (CLASS B) AND BEFORE THAT LORD ABBETT
AMERICA'S
  VALUE SUB-ACCOUNT (CLASS B))
  05/01/2004    to  12/31/2004       12.307654         13.899516                0.0000
  01/01/2005    to  12/31/2005       13.899516         14.233852                0.0000
  01/01/2006    to  12/31/2006       14.233852         16.091175                0.0000
  01/01/2007    to  04/27/2007       16.091175         17.138877                0.0000
============   ==== ==========       =========         =========       ===============
 JPMORGAN GLOBAL ACTIVE ALLOCATION SUB-ACCOUNT (CLASS B)
  04/30/2012    to  12/31/2012        1.012751          1.049314        4,675,069.8996
  01/01/2013    to  12/31/2013        1.049314          1.147262       10,409,781.7676
============   ==== ==========       =========         =========       ===============

APPENDIX A
CONDENSED FINANCIAL INFORMATION (CONTINUED)



                        1.50% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                          NUMBER OF
                                   ACCUMULATION      ACCUMULATION       ACCUMULATION
                                  UNIT VALUE AT     UNIT VALUE AT           UNITS
                                   BEGINNING OF         END OF         OUTSTANDING AT
                                      PERIOD            PERIOD          END OF PERIOD
                                 ---------------   ---------------   ------------------
 JPMORGAN SMALL CAP VALUE SUB-ACCOUNT (CLASS B)
  (FORMERLY DREMAN SMALL CAP VALUE SUB-ACCOUNT (CLASS B))
  04/28/2008    to  12/31/2008       13.237418          9.807451                0.0000
  01/01/2009    to  12/31/2009        9.807451         12.441347                0.0000
  01/01/2010    to  12/31/2010       12.441347         14.615417              153.9398
  01/01/2011    to  12/31/2011       14.615417         12.906372              153.8431
  01/01/2012    to  12/31/2012       12.906372         14.665874              153.7437
  01/01/2013    to  12/31/2013       14.665874         19.201098              153.7437
============   ==== ==========       =========         =========        ==============
 LORD ABBETT BOND DEBENTURE SUB-ACCOUNT (CLASS B)
  05/01/2004    to  12/31/2004       16.104967         17.147561           88,505.9689
  01/01/2005    to  12/31/2005       17.147561         17.145239           87,046.3647
  01/01/2006    to  12/31/2006       17.145239         18.435781           83,371.9884
  01/01/2007    to  12/31/2007       18.435781         19.349333           92,415.1066
  01/01/2008    to  12/31/2008       19.349333         15.514573           79,989.7354
  01/01/2009    to  12/31/2009       15.514573         20.903878           87,626.3200
  01/01/2010    to  12/31/2010       20.903878         23.262748           88,515.2569
  01/01/2011    to  12/31/2011       23.262748         23.939057           81,421.8125
  01/01/2012    to  12/31/2012       23.939057         26.633903           78,772.5970
  01/01/2013    to  12/31/2013       26.633903         28.330869           75,734.9204
============   ==== ==========       =========         =========        ==============
 LORD ABBETT BOND DEBENTURE SUB-ACCOUNT (CLASS B)
  (FORMERLY LORD ABBETT AMERICA'S VALUE SUB-ACCOUNT (CLASS B))
  05/01/2004    to  12/31/2004       12.307654         13.899516                0.0000
  01/01/2005    to  12/31/2005       13.899516         14.233852                0.0000
  01/01/2006    to  12/31/2006       14.233852         16.091175                0.0000
  01/01/2007    to  04/27/2007       16.091175         17.138877                0.0000
============   ==== ==========       =========         =========        ==============
 MET/FRANKLIN LOW DURATION TOTAL RETURN SUB-ACCOUNT (CLASS B)
  05/02/2011    to  12/31/2011        9.987946          9.760397           38,823.6175
  01/01/2012    to  12/31/2012        9.760397         10.037167           45,689.5567
  01/01/2013    to  12/31/2013       10.037167         10.002501          148,534.2394
============   ==== ==========       =========         =========        ==============
 MET/TEMPLETON INTERNATIONAL BOND SUB-ACCOUNT (CLASS B)
  05/03/2010    to  12/31/2010       11.776439         12.180591           23,710.1905
  01/01/2011    to  12/31/2011       12.180591         11.959925           40,406.7601
  01/01/2012    to  12/31/2012       11.959925         13.464188           40,083.7153
  01/01/2013    to  12/31/2013       13.464188         13.401332           37,698.5303
============   ==== ==========       =========         =========        ==============
 METLIFE BALANCED PLUS SUB-ACCOUNT (CLASS B)
  04/30/2012    to  12/31/2012        9.991105         10.447619        4,785,733.5431
  01/01/2013    to  12/31/2013       10.447619         11.770200        6,455,358.3348
============   ==== ==========       =========         =========        ==============
 METLIFE MULTI-INDEX TARGETED RISK SUB-ACCOUNT (CLASS B)
  04/29/2013    to  12/31/2013        1.079208          1.127695        2,277,817.3653
============   ==== ==========       =========         =========        ==============

APPENDIX A
CONDENSED FINANCIAL INFORMATION (CONTINUED)



                       1.50% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                        NUMBER OF
                                   ACCUMULATION      ACCUMULATION      ACCUMULATION
                                  UNIT VALUE AT     UNIT VALUE AT         UNITS
                                   BEGINNING OF         END OF        OUTSTANDING AT
                                      PERIOD            PERIOD        END OF PERIOD
                                 ---------------   ---------------   ---------------
 MFS (Reg. TM) EMERGING MARKETS EQUITY SUB-ACCOUNT (CLASS B)
  04/28/2008    to  12/31/2008       13.466450          6.172943        97,745.4645
  01/01/2009    to  12/31/2009        6.172943         10.273766       128,410.0500
  01/01/2010    to  12/31/2010       10.273766         12.515157       186,580.4705
  01/01/2011    to  12/31/2011       12.515157         10.023099       253,446.5863
  01/01/2012    to  12/31/2012       10.023099         11.738767       269,265.7916
  01/01/2013    to  12/31/2013       11.738767         10.987975       307,730.0150
============   ==== ==========       =========         =========       ============
 MFS (Reg. TM) RESEARCH INTERNATIONAL SUB-ACCOUNT (CLASS B)
  05/01/2004    to  12/31/2004        9.735580         11.170897        91,186.4513
  01/01/2005    to  12/31/2005       11.170897         12.812338        92,350.3609
  01/01/2006    to  12/31/2006       12.812338         15.975005       126,791.4926
  01/01/2007    to  12/31/2007       15.975005         17.827392       155,788.0228
  01/01/2008    to  12/31/2008       17.827392         10.121297       160,118.7044
  01/01/2009    to  12/31/2009       10.121297         13.117935       138,996.1600
  01/01/2010    to  12/31/2010       13.117935         14.396532       154,380.6115
  01/01/2011    to  12/31/2011       14.396532         12.663042       166,125.8922
  01/01/2012    to  12/31/2012       12.663042         14.557637       172,526.6740
  01/01/2013    to  12/31/2013       14.557637         17.102618       165,679.9008
============   ==== ==========       =========         =========       ============
 MORGAN STANLEY MID CAP GROWTH (CLASS B)
  (FORMERLY VAN KAMPEN MID CAP GROWTH SUB-ACCOUNT (CLASS B) AND BEFORE THAT LORD ABBETT
GROWTH
  OPPORTUNITIES SUB-ACCOUNT (CLASS B))
  05/01/2004    to  12/31/2004        8.756346          9.716826         1,609.5350
  01/01/2005    to  12/31/2005        9.716826         10.011111         1,767.7304
  01/01/2006    to  12/31/2006       10.011111         10.687997         1,814.4425
  01/01/2007    to  12/31/2007       10.687997         13.000146         1,819.8910
  01/01/2008    to  12/31/2008       13.000146          6.818846         8,260.6086
  01/01/2009    to  12/31/2009        6.818846         10.564501        15,881.0100
  01/01/2010    to  12/31/2010       10.564501         13.746673        28,651.4638
  01/01/2011    to  12/31/2011       13.746673         12.605011        50,070.6852
  01/01/2012    to  12/31/2012       12.605011         13.568856        85,962.5568
  01/01/2013    to  12/31/2013       13.568856         18.583175       103,178.0608
============   ==== ==========       =========         =========       ============
 OPPENHEIMER GLOBAL EQUITY SUB-ACCOUNT (CLASS B)
  05/01/2005    to  12/31/2005       14.248694         16.676933             0.0000
  01/01/2006    to  12/31/2006       16.676933         19.115723         2,027.3709
  01/01/2007    to  12/31/2007       19.115723         20.008676         3,965.0987
  01/01/2008    to  12/31/2008       20.008676         11.715866         8,442.7057
  01/01/2009    to  12/31/2009       11.715866         16.135099        10,508.8600
  01/01/2010    to  12/31/2010       16.135099         18.426604         9,179.4754
  01/01/2011    to  12/31/2011       18.426604         16.626982         8,867.0760
  01/01/2012    to  12/31/2012       16.626982         19.846361         5,972.9610
  01/01/2013    to  12/31/2013       19.846361         24.851865        38,659.5621
============   ==== ==========       =========         =========       ============

APPENDIX A
CONDENSED FINANCIAL INFORMATION (CONTINUED)



                       1.50% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                        NUMBER OF
                                   ACCUMULATION      ACCUMULATION      ACCUMULATION
                                  UNIT VALUE AT     UNIT VALUE AT         UNITS
                                   BEGINNING OF         END OF        OUTSTANDING AT
                                      PERIOD            PERIOD        END OF PERIOD
                                 ---------------   ---------------   ---------------
 OPPENHEIMER GLOBAL EQUITY SUB-ACCOUNT (CLASS B)
  (FORMERLY MET/TEMPLETON GROWTH SUB-ACCOUNT (CLASS B))
  04/28/2008    to  12/31/2008        9.998356          6.564751             0.0000
  01/01/2009    to  12/31/2009        6.564751          8.576608             0.0000
  01/01/2010    to  12/31/2010        8.576608          9.096055         4,339.7985
  01/01/2011    to  12/31/2011        9.096055          8.342866        52,487.1050
  01/01/2012    to  12/31/2012        8.342866         10.043648        60,550.4576
  01/01/2013    to  04/26/2013       10.043648         10.674053             0.0000
============   ==== ==========       =========         =========       ============
 OPPENHEIMER GLOBAL EQUITY SUB-ACCOUNT (CLASS B)
  (FORMERLY MET/TEMPLETON GROWTH SUB-ACCOUNT (CLASS B) AND BEFORE THAT FRANKLIN
TEMPLETON VARIABLE
  INSURANCE PRODUCTS TRUST - TEMPLETON GROWTH SECURITIES SUB-ACCOUNT (CLASS 2))
  05/01/2006    to  12/31/2006       16.905742         18.684055         1,018.3030
  01/01/2007    to  12/31/2007       18.684055         18.836352        10,300.3692
  01/01/2008    to  12/31/2008       18.836352         10.701719        18,273.6088
  01/01/2009    to  12/31/2009       10.701719         13.821411        28,126.4500
  01/01/2010    to  12/31/2010       13.821411         14.622522        31,950.4050
  01/01/2011    to  04/29/2011       14.622522         16.309009             0.0000
============   ==== ==========       =========         =========       ============
 PIMCO TOTAL RETURN SUB-ACCOUNT (CLASS B)
  05/01/2004    to  12/31/2004       11.652784         12.070302        88,280.1840
  01/01/2005    to  12/31/2005       12.070302         12.158353       112,896.2008
  01/01/2006    to  12/31/2006       12.158353         12.518956       142,459.0355
  01/01/2007    to  12/31/2007       12.518956         13.264424       198,079.6793
  01/01/2008    to  12/31/2008       13.264424         13.119967       199,974.9468
  01/01/2009    to  12/31/2009       13.119967         15.254824       438,421.9400
  01/01/2010    to  12/31/2010       15.254824         16.255590       654,369.9279
  01/01/2011    to  12/31/2011       16.255590         16.521798       808,967.2453
  01/01/2012    to  12/31/2012       16.521798         17.783373       826,695.4187
  01/01/2013    to  12/31/2013       17.783373         17.183060       832,957.6213
============   ==== ==========       =========         =========       ============
 PIMCO TOTAL RETURN SUB-ACCOUNT (CLASS B)
  (FORMERLY J.P. MORGAN QUALITY BOND SUB-ACCOUNT (CLASS B))
  05/01/2004    to  11/19/2004       14.431310         14.895701         2,756.1620
============   ==== ==========       =========         =========       ============
 PIONEER FUND SUB-ACCOUNT (CLASS A)
  05/01/2006    to  12/31/2006       18.010841         19.440487           699.1381
  01/01/2007    to  12/31/2007       19.440487         20.107934         2,195.9339
  01/01/2008    to  12/31/2008       20.107934         13.303436        11,080.0106
  01/01/2009    to  12/31/2009       13.303436         16.235601        34,336.7400
  01/01/2010    to  12/31/2010       16.235601         18.588562        64,049.1956
  01/01/2011    to  12/31/2011       18.588562         17.479629        91,462.5106
  01/01/2012    to  12/31/2012       17.479629         19.041561       116,555.1679
  01/01/2013    to  12/31/2013       19.041561         24.962649       123,719.1108
============   ==== ==========       =========         =========       ============

APPENDIX A
CONDENSED FINANCIAL INFORMATION (CONTINUED)



                        1.50% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                          NUMBER OF
                                   ACCUMULATION      ACCUMULATION       ACCUMULATION
                                  UNIT VALUE AT     UNIT VALUE AT           UNITS
                                   BEGINNING OF         END OF         OUTSTANDING AT
                                      PERIOD            PERIOD          END OF PERIOD
                                 ---------------   ---------------   ------------------
 PIONEER FUND SUB-ACCOUNT (CLASS B)
  (FORMERLY METROPOLITAN SERIES FUND, INC. - CAPITAL GUARDIAN U.S. EQUITY SUB-ACCOUNT
(CLASS B))
  05/01/2004    to  12/31/2004       10.589837         11.357010                0.0000
  01/01/2005    to  12/31/2005       11.357010         11.804135                0.0000
  01/01/2006    to  12/31/2006       11.804135         12.772469           38,792.9255
  01/01/2007    to  12/31/2007       12.772469         12.540664           40,881.1744
  01/01/2008    to  12/31/2008       12.540664          7.361924           42,853.1838
  01/01/2009    to  05/01/2009        7.361924          7.276825                0.0000
============   ==== ==========       =========         =========        ==============
 PIONEER FUND SUB-ACCOUNT (CLASS B)
  (FORMERLY CAPITAL GUARDIAN U.S. EQUITY SUB-ACCOUNT (CLASS B), BEFORE THAT MET INVESTORS
SERIES TRUST -
  J.P. MORGAN SELECT EQUITY SUB-ACCOUNT (CLASS B))
  05/01/2004    to  11/19/2004       14.715388         15.796607                0.0000
============   ==== ==========       =========         =========        ==============
 PIONEER STRATEGIC INCOME SUB-ACCOUNT (CLASS A)
  05/01/2006    to  12/31/2006       18.280518         18.976282           16,651.3306
  01/01/2007    to  12/31/2007       18.976282         19.934673           45,992.5558
  01/01/2008    to  12/31/2008       19.934673         17.527708           80,314.0504
  01/01/2009    to  12/31/2009       17.527708         22.980047          137,701.8700
  01/01/2010    to  12/31/2010       22.980047         25.394296          206,082.9035
  01/01/2011    to  12/31/2011       25.394296         25.925019          291,722.7665
  01/01/2012    to  12/31/2012       25.925019         28.505772          378,629.6095
  01/01/2013    to  12/31/2013       28.505772         28.515147          441,561.1398
============   ==== ==========       =========         =========        ==============
 PYRAMIS (Reg. TM) GOVERNMENT INCOME SUB-ACCOUNT (CLASS B)
  04/30/2012    to  12/31/2012       10.761714         10.920777          941,968.4751
  01/01/2013    to  12/31/2013       10.920777         10.271969          838,206.6682
============   ==== ==========       =========         =========        ==============
 PYRAMIS (Reg. TM) MANAGED RISK SUB-ACCOUNT (CLASS B)
  04/29/2013    to  12/31/2013       10.215816         10.745663           35,507.4593
============   ==== ==========       =========         =========        ==============
 SCHRODERS GLOBAL MULTI-ASSET SUB-ACCOUNT (CLASS B)
  04/30/2012    to  12/31/2012        1.010729          1.067415        2,395,307.2578
  01/01/2013    to  12/31/2013        1.067415          1.157842        4,657,755.2630
============   ==== ==========       =========         =========        ==============
 SSGA GROWTH ETF SUB-ACCOUNT (CLASS B)
  05/04/2009    to  12/31/2009        8.076740          9.961190          228,321.2400
  01/01/2010    to  12/31/2010        9.961190         11.201872          238,395.7773
  01/01/2011    to  12/31/2011       11.201872         10.800482          278,931.8708
  01/01/2012    to  12/31/2012       10.800482         12.238157          321,050.0920
  01/01/2013    to  12/31/2013       12.238157         14.234775          319,403.5847
============   ==== ==========       =========         =========        ==============

APPENDIX A
CONDENSED FINANCIAL INFORMATION (CONTINUED)



                        1.50% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                         NUMBER OF
                                   ACCUMULATION      ACCUMULATION       ACCUMULATION
                                  UNIT VALUE AT     UNIT VALUE AT          UNITS
                                   BEGINNING OF         END OF         OUTSTANDING AT
                                      PERIOD            PERIOD         END OF PERIOD
                                 ---------------   ---------------   -----------------
 SSGA GROWTH AND INCOME ETF SUB-ACCOUNT (CLASS B)
  05/04/2009    to  12/31/2009        8.773942         10.510685         242,543.5800
  01/01/2010    to  12/31/2010       10.510685         11.621510         575,715.9930
  01/01/2011    to  12/31/2011       11.621510         11.570323         840,356.1870
  01/01/2012    to  12/31/2012       11.570323         12.861209         826,779.6374
  01/01/2013    to  12/31/2013       12.861209         14.308123         771,731.8321
============   ==== ==========       =========         =========         ============
 PIMCO INFLATION PROTECTED BOND SUB-ACCOUNT (CLASS B)
  05/04/2009    to  12/31/2009       11.650457         12.877885         532,667.1500
  01/01/2010    to  12/31/2010       12.877885         13.670777         633,685.3837
  01/01/2011    to  12/31/2011       13.670777         14.968220         676,730.7900
  01/01/2012    to  12/31/2012       14.968220         16.090627         681,811.7099
  01/01/2013    to  12/31/2013       16.090627         14.380845         616,854.6891
============   ==== ==========       =========         =========         ============
 T. ROWE PRICE LARGE CAP VALUE SUB-ACCOUNT (CLASS B)
  (FORMERLY LORD ABBETT GROWTH AND INCOME SUB-ACCOUNT (CLASS B))
  05/01/2004    to  12/31/2004       43.155329         47.778007          62,237.9798
  01/01/2005    to  12/31/2005       47.778007         48.665131          69,251.9959
  01/01/2006    to  12/31/2006       48.665131         56.469091          67,619.1876
  01/01/2007    to  12/31/2007       56.469091         57.693957          69,572.3149
  01/01/2008    to  12/31/2008       57.693957         36.184576          72,885.7020
  01/01/2009    to  12/31/2009       36.184576         42.202212          75,171.1200
  01/01/2010    to  12/31/2010       42.202212         48.649688          78,175.0909
  01/01/2011    to  12/31/2011       48.649688         46.004846          89,966.8888
  01/01/2012    to  12/31/2012       46.004846         53.463670          81,377.8230
  01/01/2013    to  12/31/2013       53.463670         70.456816          75,866.8009
============   ==== ==========       =========         =========         ============
 T. ROWE PRICE LARGE CAP VALUE SUB-ACCOUNT (CLASS B)
  (FORMERLY LORD ABBETT GROWTH AND INCOME SUB-ACCOUNT (CLASS B) AND FORMERLY PUTNAM VT
GROWTH
  AND INCOME SUB-ACCOUNT (CLASS IB))
  05/01/2004    to  12/31/2004       43.934444         47.658643               0.0000
  01/01/2005    to  12/31/2005       47.658643         49.405839               0.0000
  01/01/2006    to  12/31/2006       49.405839         56.416590             193.8358
  01/01/2007    to  12/31/2007       56.416590         52.216062             192.8793
  01/01/2008    to  12/31/2008       52.216062         31.531321             191.8133
  01/01/2009    to  12/31/2009       31.531321         40.322043             190.3600
  01/01/2010    to  04/30/2010       40.322043         43.065273               0.0000
============   ==== ==========       =========         =========         ============

APPENDIX A
CONDENSED FINANCIAL INFORMATION (CONTINUED)



                       1.50% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                        NUMBER OF
                                   ACCUMULATION      ACCUMULATION      ACCUMULATION
                                  UNIT VALUE AT     UNIT VALUE AT         UNITS
                                   BEGINNING OF         END OF        OUTSTANDING AT
                                      PERIOD            PERIOD        END OF PERIOD
                                 ---------------   ---------------   ---------------
 METROPOLITAN SERIES FUND
 BAILLIE GIFFORD INTERNATIONAL STOCK SUB-ACCOUNT (CLASS B)
  05/01/2004    to  12/31/2004       11.667009         13.318846             0.0000
  01/01/2005    to  12/31/2005       13.318846         15.428671             0.0000
  01/01/2006    to  12/31/2006       15.428671         17.666084         7,050.7630
  01/01/2007    to  12/31/2007       17.666084         19.153890         9,787.0399
  01/01/2008    to  12/31/2008       19.153890         10.520417         9,423.1541
  01/01/2009    to  12/31/2009       10.520417         12.631987         9,802.5500
  01/01/2010    to  12/31/2010       12.631987         13.297789         9,533.0782
  01/01/2011    to  12/31/2011       13.297789         10.462752        10,002.0614
  01/01/2012    to  12/31/2012       10.462752         12.302266         8,981.5479
  01/01/2013    to  12/31/2013       12.302266         13.953700       150,160.3453
============   ==== ==========       =========         =========       ============
 BARCLAYS AGGREGATE BOND INDEX SUB-ACCOUNT (CLASS G)
  04/29/2013    to  12/31/2013       16.578499         15.877502        73,962.2890
============   ==== ==========       =========         =========       ============
 BLACKROCK BOND INCOME SUB-ACCOUNT (CLASS B)
  05/01/2005    to  12/31/2005       44.029505         44.188654         1,273.6777
  01/01/2006    to  12/31/2006       44.188654         45.333507         3,171.1301
  01/01/2007    to  12/31/2007       45.333507         47.344271         3,467.7447
  01/01/2008    to  12/31/2008       47.344271         44.928249         3,168.6936
  01/01/2009    to  12/31/2009       44.928249         48.323937         2,584.6800
  01/01/2010    to  12/31/2010       48.323937         51.445814         3,309.2587
  01/01/2011    to  12/31/2011       51.445814         53.876982         3,821.1463
  01/01/2012    to  12/31/2012       53.876982         56.935146         6,153.8194
  01/01/2013    to  12/31/2013       56.935146         55.522287        11,577.4071
============   ==== ==========       =========         =========       ============
 BLACKROCK CAPITAL APPRECIATION SUB-ACCOUNT (CLASS A)
  (FORMERLY BLACKROCK LEGACY LARGE CAP GROWTH SUB-ACCOUNT (CLASS A))
  05/04/2009    to  12/31/2009        8.885022         11.197009         3,520.0300
  01/01/2010    to  12/31/2010       11.197009         13.216624         3,131.5474
  01/01/2011    to  12/31/2011       13.216624         11.855434         2,184.5036
  01/01/2012    to  12/31/2012       11.855434         13.356475           904.8191
  01/01/2013    to  12/31/2013       13.356475         17.660136           955.6342
============   ==== ==========       =========         =========       ============

APPENDIX A
CONDENSED FINANCIAL INFORMATION (CONTINUED)



                       1.50% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                        NUMBER OF
                                   ACCUMULATION      ACCUMULATION      ACCUMULATION
                                  UNIT VALUE AT     UNIT VALUE AT         UNITS
                                   BEGINNING OF         END OF        OUTSTANDING AT
                                      PERIOD            PERIOD        END OF PERIOD
                                 ---------------   ---------------   ---------------
 BLACKROCK CAPITAL APPRECIATION SUB-ACCOUNT (CLASS A)
  (FORMERLY BLACKROCK LEGACY LARGE CAP GROWTH SUB-ACCOUNT (CLASS A) AND BEFORE THAT MET
INVESTORS
  SERIES TRUST - MET/AIM CAPITAL APPRECIATION SUB-ACCOUNT (CLASS A))
  04/30/2007    to  12/31/2007       15.402848         16.101595             0.0000
  01/01/2008    to  12/31/2008       16.101595          9.097531         2,135.7651
  01/01/2009    to  12/31/2009        9.097531          8.649652             0.0000
  01/01/2010    to  12/31/2010        8.649652          8.649652             0.0000
  01/01/2011    to  12/31/2011        8.649652          8.649652             0.0000
  01/01/2012    to  12/31/2012        8.649652          8.649652             0.0000
  01/01/2013    to  12/31/2013        8.649652          8.649652             0.0000
============   ==== ==========       =========         =========       ============
 BLACKROCK MONEY MARKET SUB-ACCOUNT (CLASS B)
  (FORMERLY MONEY MARKET SUB-ACCOUNT (CLASS B))
  05/01/2005    to  12/31/2005        9.942177         10.040284       123,613.0101
  01/01/2006    to  12/31/2006       10.040284         10.341366       170,795.4661
  01/01/2007    to  12/31/2007       10.341366         10.677005       196,986.0939
  01/01/2008    to  12/31/2008       10.677005         10.790988       398,863.2972
  01/01/2009    to  12/31/2009       10.790988         10.657244       485,077.5600
  01/01/2010    to  12/31/2010       10.657244         10.498571       398,402.8316
  01/01/2011    to  12/31/2011       10.498571         10.342686       530,900.6489
  01/01/2012    to  12/31/2012       10.342686         10.187859       507,143.3594
  01/01/2013    to  12/31/2013       10.187859         10.036175       617,378.3875
============   ==== ==========       =========         =========       ============
 BLACKROCK MONEY MARKET SUB-ACCOUNT (CLASS B)
  (FORMERLY MET INVESTORS SERIES TRUST - MONEY MARKET SUB-ACCOUNT (CLASS B))
  05/01/2004    to  12/31/2004        9.979567          9.932521        47,476.6178
  01/01/2005    to  04/30/2005        9.932521          9.942272             0.0000
============   ==== ==========       =========         =========       ============
 DAVIS VENTURE VALUE SUB-ACCOUNT (CLASS E)
  05/01/2004    to  12/31/2004       11.055459         11.894586       247,828.3455
  01/01/2005    to  12/31/2005       11.894586         12.905737       268,725.8698
  01/01/2006    to  12/31/2006       12.905737         14.545670       340,554.1167
  01/01/2007    to  12/31/2007       14.545670         14.962968       390,532.7758
  01/01/2008    to  12/31/2008       14.962968          8.923576       406,873.3262
  01/01/2009    to  12/31/2009        8.923576         11.588607       432,030.5200
  01/01/2010    to  12/31/2010       11.588607         12.765184       481,639.5518
  01/01/2011    to  12/31/2011       12.765184         12.049965       499,632.1459
  01/01/2012    to  12/31/2012       12.049965         13.377280       483,647.6483
  01/01/2013    to  12/31/2013       13.377280         17.596592       445,378.8379
============   ==== ==========       =========         =========       ============

APPENDIX A
CONDENSED FINANCIAL INFORMATION (CONTINUED)



                        1.50% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                         NUMBER OF
                                   ACCUMULATION      ACCUMULATION       ACCUMULATION
                                  UNIT VALUE AT     UNIT VALUE AT          UNITS
                                   BEGINNING OF         END OF         OUTSTANDING AT
                                      PERIOD            PERIOD         END OF PERIOD
                                 ---------------   ---------------   -----------------
 JENNISON GROWTH SUB-ACCOUNT (CLASS B)
  05/01/2005    to  12/31/2005        9.748079         11.701673         116,727.5317
  01/01/2006    to  12/31/2006       11.701673         11.818868         134,257.3777
  01/01/2007    to  12/31/2007       11.818868         12.967866         181,950.5615
  01/01/2008    to  12/31/2008       12.967866          8.105624         193,175.2384
  01/01/2009    to  12/31/2009        8.105624         11.144049         207,798.2200
  01/01/2010    to  12/31/2010       11.144049         12.220261         238,481.3400
  01/01/2011    to  12/31/2011       12.220261         12.065387         267,235.6821
  01/01/2012    to  12/31/2012       12.065387         13.733793         378,991.9734
  01/01/2013    to  12/31/2013       13.733793         18.498998         384,942.7840
============   ==== ==========       =========         =========         ============
 JENNISON GROWTH SUB-ACCOUNT (CLASS B)
  (FORMERLY OPPENHEIMER CAPITAL APPRECIATION SUB-ACCOUNT (CLASS B))
  05/01/2005    to  12/31/2005        7.930965          8.605857         225,658.2476
  01/01/2006    to  12/31/2006        8.605857          9.123759         222,447.0904
  01/01/2007    to  12/31/2007        9.123759         10.271393         244,378.9766
  01/01/2008    to  12/31/2008       10.271393          5.469755         257,684.7169
  01/01/2009    to  12/31/2009        5.469755          7.743159         249,012.7600
  01/01/2010    to  12/31/2010        7.743159          8.344698         245,073.7035
  01/01/2011    to  12/31/2011        8.344698          8.107217         225,589.1643
  01/01/2012    to  12/31/2012        8.107217          9.117621               0.0000
  01/01/2013    to  12/31/2013        9.117621          9.117621               0.0000
============   ==== ==========       =========         =========         ============
 JENNISON GROWTH SUB-ACCOUNT (CLASS B)
  (FORMERLY MET/PUTNAM VOYAGER SUB-ACCOUNT (CLASS B))
  05/01/2004    to  12/31/2004        4.208800          4.390890               0.0000
  01/01/2005    to  04/30/2005        4.390890          4.037361               0.0000
============   ==== ==========       =========         =========         ============
 LOOMIS SAYLES SMALL CAP GROWTH SUB-ACCOUNT (CLASS B)
  (FORMERLY FRANKLIN TEMPLETON SMALL CAP GROWTH SUB-ACCOUNT (CLASS B))
  04/30/2007    to  12/31/2007       11.492241         11.101894          19,344.5038
  01/01/2008    to  12/31/2008       11.101894          6.418417          19,705.4116
  01/01/2009    to  12/31/2009        6.418417          8.199228          20,704.5800
  01/01/2010    to  12/31/2010        8.199228         10.609230          21,640.2655
  01/01/2011    to  12/31/2011       10.609230         10.738517          18,876.8368
  01/01/2012    to  12/31/2012       10.738517         11.730182          18,220.2989
  01/01/2013    to  12/31/2013       11.730182         17.146193          16,046.0349
============   ==== ==========       =========         =========         ============
 MET/DIMENSIONAL INTERNATIONAL SMALL COMPANY SUB-ACCOUNT (CLASS B)
  05/04/2009    to  12/31/2009       10.707684         14.247829           6,127.5200
  01/01/2010    to  12/31/2010       14.247829         17.206447           7,069.9593
  01/01/2011    to  12/31/2011       17.206447         14.195811          14,732.0997
  01/01/2012    to  12/31/2012       14.195811         16.487030          14,122.1450
  01/01/2013    to  12/31/2013       16.487030         20.724638          14,483.2528
============   ==== ==========       =========         =========         ============

APPENDIX A
CONDENSED FINANCIAL INFORMATION (CONTINUED)



                       1.50% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                        NUMBER OF
                                   ACCUMULATION      ACCUMULATION      ACCUMULATION
                                  UNIT VALUE AT     UNIT VALUE AT         UNITS
                                   BEGINNING OF         END OF        OUTSTANDING AT
                                      PERIOD            PERIOD        END OF PERIOD
                                 ---------------   ---------------   ---------------
 MFS (Reg. TM) TOTAL RETURN SUB-ACCOUNT (CLASS B)
  05/01/2004    to  12/31/2004       36.145109         39.276210           252.9255
  01/01/2005    to  12/31/2005       39.276210         39.796170           278.4631
  01/01/2006    to  12/31/2006       39.796170         43.883806           286.1492
  01/01/2007    to  12/31/2007       43.883806         45.006877           287.0542
  01/01/2008    to  12/31/2008       45.006877         34.426851           287.0542
  01/01/2009    to  12/31/2009       34.426851         40.121884           287.0500
  01/01/2010    to  12/31/2010       40.121884         43.397388           432.0370
  01/01/2011    to  12/31/2011       43.397388         43.675633           431.6077
  01/01/2012    to  12/31/2012       43.675633         47.887220           146.3843
  01/01/2013    to  12/31/2013       47.887220         55.995706           141.2607
============   ==== ==========       =========         =========        ===========
 MFS (Reg. TM) VALUE SUB-ACCOUNT (CLASS B)
  04/28/2008    to  12/31/2008       15.826896         11.029892             0.0000
  01/01/2009    to  12/31/2009       11.029892         13.102354             0.0000
  01/01/2010    to  12/31/2010       13.102354         14.350325         1,908.2347
  01/01/2011    to  12/31/2011       14.350325         14.227444         1,317.1939
  01/01/2012    to  12/31/2012       14.227444         16.301543         1,275.0487
  01/01/2013    to  12/31/2013       16.301543         21.741561        47,239.3685
============   ==== ==========       =========         =========        ===========
 MFS (Reg. TM) VALUE SUB-ACCOUNT (CLASS B)
  (FORMERLY MET/FRANKLIN MUTUAL SHARES SUB-ACCOUNT (CLASS B))
  04/28/2008    to  12/31/2008        9.998356          6.595589         1,752.5623
  01/01/2009    to  12/31/2009        6.595589          8.114223        16,492.4700
  01/01/2010    to  12/31/2010        8.114223          8.874608        47,795.8849
  01/01/2011    to  12/31/2011        8.874608          8.694938        80,306.1583
  01/01/2012    to  12/31/2012        8.694938          9.756735        77,307.7130
  01/01/2013    to  04/26/2013        9.756735         10.684230             0.0000
============   ==== ==========       =========         =========        ===========
 NEUBERGER BERMAN GENESIS SUB-ACCOUNT (CLASS B)
  04/29/2013    to  12/31/2013       19.816384         24.729525        41,083.3812
============   ==== ==========       =========         =========        ===========
 NEUBERGER BERMAN GENESIS SUB-ACCOUNT (CLASS B)
  (FORMERLY MLA MID CAP SUB-ACCOUNT (CLASS B))
  04/30/2007    to  12/31/2007       17.605583         15.610081        47,070.8195
  01/01/2008    to  12/31/2008       15.610081          9.487441        44,395.7086
  01/01/2009    to  12/31/2009        9.487441         12.782003        55,925.0300
  01/01/2010    to  12/31/2010       12.782003         15.470184        59,241.9147
  01/01/2011    to  12/31/2011       15.470184         14.436229        57,443.5640
  01/01/2012    to  12/31/2012       14.436229         14.971828        57,909.4290
  01/01/2013    to  04/26/2013       14.971828         16.228423             0.0000
============   ==== ==========       =========         =========        ===========

APPENDIX A
CONDENSED FINANCIAL INFORMATION (CONTINUED)



                       1.50% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                        NUMBER OF
                                   ACCUMULATION      ACCUMULATION      ACCUMULATION
                                  UNIT VALUE AT     UNIT VALUE AT         UNITS
                                   BEGINNING OF         END OF        OUTSTANDING AT
                                      PERIOD            PERIOD        END OF PERIOD
                                 ---------------   ---------------   ---------------
 NEUBERGER BERMAN GENESIS SUB-ACCOUNT (CLASS B)
  (FORMERLY MLA MID CAP SUB-ACCOUNT (CLASS B) AND BEFORE THAT MET/PUTNAM CAPITAL
OPPORTUNITIES
  SUB-ACCOUNT (CLASS B))
  05/01/2004    to  12/31/2004       12.568596         14.565078             0.0000
  01/01/2005    to  12/31/2005       14.565078         15.753095             0.0000
  01/01/2006    to  12/31/2006       15.753095         17.788034             0.0000
  01/01/2007    to  04/27/2007       17.788034         19.331836             0.0000
============   ==== ==========       =========         =========       ============
 NEUBERGER BERMAN GENESIS SUB-ACCOUNT (CLASS B)
  (FORMERLY MLA MID CAP SUB-ACCOUNT (CLASS B) AND BEFORE THAT PIONEER MID-CAP VALUE
SUB-ACCOUNT
  (CLASS A))
  05/01/2006    to  12/31/2006       11.387288         12.052945             0.0000
  01/01/2007    to  04/27/2007       12.052945         13.309480             0.0000
============   ==== ==========       =========         =========       ============
 VAN ECK GLOBAL NATURAL RESOURCES SUB-ACCOUNT (CLASS B)
  05/03/2010    to  12/31/2010       15.886592         18.773125        23,824.6955
  01/01/2011    to  12/31/2011       18.773125         15.410303        37,077.2593
  01/01/2012    to  12/31/2012       15.410303         15.571040        38,451.1851
  01/01/2013    to  12/31/2013       15.571040         16.988928        36,778.9729
============   ==== ==========       =========         =========       ============
 PUTNAM VARIABLE TRUST
 PUTNAM VT EQUITY INCOME SUB-ACCOUNT (CLASS IB)
  05/01/2004    to  12/31/2004       12.011184         13.236617             0.0000
  01/01/2005    to  12/31/2005       13.236617         13.758065             0.0000
  01/01/2006    to  12/31/2006       13.758065         16.107881             0.0000
  01/01/2007    to  12/31/2007       16.107881         16.372605             0.0000
  01/01/2008    to  12/31/2008       16.372605         11.105452             0.0000
  01/01/2009    to  12/31/2009       11.105452         13.943187             0.0000
  01/01/2010    to  12/31/2010       13.943187         15.467300             0.0000
  01/01/2011    to  12/31/2011       15.467300         15.530269             0.0000
  01/01/2012    to  12/31/2012       15.530269         18.251097             0.0000
  01/01/2013    to  12/31/2013       18.251097         23.807630             0.0000
============   ==== ==========       =========         =========       ============
 MET INVESTORS SERIES TRUST -  METLIFE ASSET ALLOCATION PROGRAM
 METLIFE AGGRESSIVE STRATEGY SUB-ACCOUNT (CLASS B)
  05/01/2006    to  12/31/2006       12.436578         13.014582       443,952.7953
  01/01/2007    to  12/31/2007       13.014582         13.189874       593,616.3660
  01/01/2008    to  12/31/2008       13.189874          7.690011       622,653.6439
  01/01/2009    to  12/31/2009        7.690011         10.048645       686,348.5900
  01/01/2010    to  12/31/2010       10.048645         11.532589       707,077.2315
  01/01/2011    to  12/31/2011       11.532589         10.705026       807,354.5027
  01/01/2012    to  12/31/2012       10.705026         12.310273       816,728.5994
  01/01/2013    to  12/31/2013       12.310273         15.705375       809,678.9585
============   ==== ==========       =========         =========       ============

APPENDIX A
CONDENSED FINANCIAL INFORMATION (CONTINUED)



                         1.50% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                          NUMBER OF
                                   ACCUMULATION      ACCUMULATION        ACCUMULATION
                                  UNIT VALUE AT     UNIT VALUE AT           UNITS
                                   BEGINNING OF         END OF          OUTSTANDING AT
                                      PERIOD            PERIOD          END OF PERIOD
                                 ---------------   ---------------   -------------------
 METLIFE BALANCED STRATEGY SUB-ACCOUNT (CLASS B)
  05/01/2006    to  12/31/2006       11.496890         12.100171         1,643,377.1230
  01/01/2007    to  12/31/2007       12.100171         12.501027         2,379,127.8721
  01/01/2008    to  12/31/2008       12.501027          8.381568         2,364,615.5282
  01/01/2009    to  12/31/2009        8.381568         10.596426         2,302,958.9900
  01/01/2010    to  12/31/2010       10.596426         11.856876         3,071,175.7712
  01/01/2011    to  12/31/2011       11.856876         11.481813         3,672,263.3104
  01/01/2012    to  12/31/2012       11.481813         12.885624         3,658,942.5642
  01/01/2013    to  12/31/2013       12.885624         15.158788         3,525,724.9246
============   ==== ==========       =========         =========         ==============
 METLIFE DEFENSIVE STRATEGY SUB-ACCOUNT (CLASS B)
  05/01/2006    to  12/31/2006       10.618221         11.135709            67,208.8493
  01/01/2007    to  12/31/2007       11.135709         11.618345           127,518.6747
  01/01/2008    to  12/31/2008       11.618345          9.081397           357,332.0672
  01/01/2009    to  12/31/2009        9.081397         10.995591         1,240,534.9500
  01/01/2010    to  12/31/2010       10.995591         12.012878         1,691,642.9271
  01/01/2011    to  12/31/2011       12.012878         12.044499         1,797,380.7744
  01/01/2012    to  12/31/2012       12.044499         13.158840         1,825,052.8065
  01/01/2013    to  12/31/2013       13.158840         14.139905         1,742,462.3903
============   ==== ==========       =========         =========         ==============
 METLIFE GROWTH STRATEGY SUB-ACCOUNT (CLASS B)
  05/01/2006    to  12/31/2006       12.114755         12.758172         1,646,645.3112
  01/01/2007    to  12/31/2007       12.758172         13.158195         2,225,962.3689
  01/01/2008    to  12/31/2008       13.158195          8.053398         2,489,592.1260
  01/01/2009    to  12/31/2009        8.053398         10.321347         2,491,644.4300
  01/01/2010    to  12/31/2010       10.321347         11.742704         2,351,166.2958
  01/01/2011    to  12/31/2011       11.742704         11.120139         2,271,663.4613
  01/01/2012    to  12/31/2012       11.120139         12.675696         2,084,350.3717
  01/01/2013    to  12/31/2013       12.675696         15.722958         2,088,378.2990
============   ==== ==========       =========         =========         ==============
 METLIFE GROWTH STRATEGY SUB-ACCOUNT (CLASS B)
  (FORMERLY MET/FRANKLIN TEMPLETON FOUNDING STRATEGY SUB-ACCOUNT (CLASS B))
  04/28/2008    to  12/31/2008        9.998356          7.028791            61,932.1385
  01/01/2009    to  12/31/2009        7.028791          8.901095           126,535.7800
  01/01/2010    to  12/31/2010        8.901095          9.649500           157,368.1940
  01/01/2011    to  12/31/2011        9.649500          9.338777           166,725.6572
  01/01/2012    to  12/31/2012        9.338777         10.682288           159,166.7804
  01/01/2013    to  04/26/2013       10.682288         11.496400                 0.0000
============   ==== ==========       =========         =========         ==============

APPENDIX A
CONDENSED FINANCIAL INFORMATION (CONTINUED)



                        1.50% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                         NUMBER OF
                                   ACCUMULATION      ACCUMULATION       ACCUMULATION
                                  UNIT VALUE AT     UNIT VALUE AT          UNITS
                                   BEGINNING OF         END OF         OUTSTANDING AT
                                      PERIOD            PERIOD         END OF PERIOD
                                 ---------------   ---------------   -----------------
 METLIFE MODERATE STRATEGY SUB-ACCOUNT (CLASS B)
  05/01/2006    to  12/31/2006       11.028614         11.580662         925,507.1147
  01/01/2007    to  12/31/2007       11.580662         12.115397       1,358,979.5108
  01/01/2008    to  12/31/2008       12.115397          8.781314       1,406,550.5430
  01/01/2009    to  12/31/2009        8.781314         10.907208       1,195,846.0900
  01/01/2010    to  12/31/2010       10.907208         12.077193       1,913,655.4877
  01/01/2011    to  12/31/2011       12.077193         11.883856       2,186,042.4273
  01/01/2012    to  12/31/2012       11.883856         13.156910       2,161,049.9487
  01/01/2013    to  12/31/2013       13.156910         14.804837       2,079,019.4308
============   ==== ==========       =========         =========       ==============

APPENDIX A
CONDENSED FINANCIAL INFORMATION (CONTINUED)

DISCONTINUED INVESTMENT PORTFOLIOS. The following Investment Portfolios are no longer available for allocations of new Purchase Payments or transfers of Account Value (excluding rebalancing and dollar cost averaging programs in existence at the time of closing): (a) Franklin Templeton Variable Insurance Products Trust: Templeton Foreign Securities Fund (closed effective May 1,
2004); (b) Met Investors Series Trust: T. Rowe Price Mid Cap Growth Portfolio (closed effective May 1, 2003); (c) Metropolitan Series Fund, Inc.: Baillie Gifford International Stock Portfolio (formerly Artio International Stock Portfolio (Class B) and previously Julius Baer International Stock Portfolio, FI International Stock Portfolio and Putnam International Stock Portfolio) (closed effective December 19, 2003), T. Rowe Price Small Cap Growth Portfolio and T. Rowe Price Large Cap Growth Portfolio (closed effective May 1, 2004); and (d) Putnam Variable Trust (Class IB): Putnam VT Equity Income Fund (closed effective April 28, 2008).


YOU SHOULD READ THE PROSPECTUSES FOR THESE DISCONTINUED INVESTMENT PORTFOLIOS FOR MORE INFORMATION ON FEES, CHARGES, INVESTMENT OBJECTIVES AND RISKS. A COPY OF THE FUND PROSPECTUSES HAS PREVIOUSLY BEEN PROVIDED TO YOU.


Effective as of April 28, 2003, the following Investment Portfolios of Met Investors Series Trust were merged: J.P. Morgan Enhanced Index Portfolio merged into Lord Abbett Growth and Income Portfolio; J.P. Morgan International Equity Portfolio merged into MFS (Reg. TM) Research International Portfolio; and Lord Abbett Developing Growth Portfolio merged into Lord Abbett Growth Opportunities Portfolio.


Effective as of May 1, 2004, the following Investment Portfolios were replaced:
(a) Franklin Templeton Variable Insurance Products Trust: Franklin Large Cap Growth Securities Fund (closed effective May 1, 2003) was replaced with Metropolitan Series Fund, Inc.: T. Rowe Price Large Cap Portfolio (Class B); and Mutual Shares Securities Fund (closed effective May 1, 2003) was replaced with Met Investors Series Trust: Lord Abbett Growth and Income Portfolio (Class
B); and (b) AIM Variable Insurance Funds: AIM V.I. Premier Equity Fund (Series
II) (closed effective May 1, 2003) was replaced with Met Investors Series
Trust: Lord Abbett Growth and Income Portfolio (Class B).


Effective as of November 22, 2004, the following Investment Portfolios were merged: Met Investors Series Trust: J.P. Morgan Select Equity Portfolio merged into Metropolitan Series Fund, Inc.: Capital Guardian U.S. Equity Portfolio; and Met Investors Series Trust: J.P. Morgan Quality Bond Portfolio merged into Met Investors Series Trust: PIMCO Total Return Portfolio.


Effective as of May 1, 2005, the following portfolios were merged: Metropolitan Series Fund, Inc.: Met/Putnam Voyager Portfolio merged into Metropolitan Series Fund, Inc.: Jennison Growth Portfolio; and Met Investors Series Trust: Money Market Portfolio merged into Metropolitan Series Fund, Inc.: BlackRock Money Market Portfolio.


Effective as of May 1, 2006, Metropolitan Series Fund, Inc.: MFS (Reg. TM) Investors Trust Series (closed effective May 1, 2003) merged into Met Investors Series Trust: Legg Mason Value Equity Portfolio (Class B).


Effective as of April 30, 2007, the following Investment Portfolios were merged: (a) approximately 65% of Met Investors Series Trust: Lord Abbett America's Value Portfolio (Class B) merged into Met Investors Series Trust:
Lord Abbett Mid-Cap Value Portfolio (Class B), and the remainder (approximately 35%) of the Lord Abbett America's Value Portfolio (Class B) merged into Met Investors Series Trust: Lord Abbett Bond Debenture Portfolio (Class B); (b) Met Investors Series Trust: Pioneer Mid-Cap Value Portfolio (Class A) merged into Met Investors Series Trust: Lazard Mid-Cap Portfolio (Class B); and (c) Met Investors Series Trust: Met/Putnam Capital Opportunities Portfolio (Class B) merged into Met Investors Series Trust: Lazard Mid-Cap Portfolio (Class B).


Effective as of April 30, 2007, AIM Variable Insurance Funds: AIM V.I. Capital Appreciation Fund (Series I) (closed effective May 1, 2002) was replaced with Met Investors Series Trust: Met/AIM Capital Appreciation Portfolio (Class A).

APPENDIX A
CONDENSED FINANCIAL INFORMATION (CONTINUED)

Effective as of May 4, 2009, Metropolitan Series Fund, Inc.: Capital Guardian U.S. Equity Portfolio (Class B) (closed effective April 28, 2008) merged into Met Investors Series Trust: Pioneer Fund Portfolio (Class A).


Effective as of May 4, 2009, Met Investors Series Trust: Met/AIM Capital Appreciation Portfolio (Class A) (closed effective April 30, 2007) merged into Metropolitan Series Fund, Inc.: BlackRock Legacy Large Cap Growth Portfolio (Class A).


Effective as of May 3, 2010, Putnam Variable Trust (Class IB): Putnam VT Growth and Income Fund (closed effective May 1, 2006) was replaced with Met Investors Series Trust: Lord Abbett Growth and Income Portfolio (Class B).


Effective as of May 1, 2011, Franklin Templeton Variable Insurance Products
Trust: Templeton Growth Securities Fund (Class 2) (closed effective April 28,
2008) was replaced with Met Investors Series Trust: Met/Templeton Growth Portfolio (Class B).


Effective as of May 1, 2011, Met Investors Series Trust: Legg Mason Value Equity Portfolio (Class B) (closed effective May 1, 2006) merged into Met Investors Series Trust: Legg Mason ClearBridge Aggressive Growth Portfolio (Class B).


Effective as of April 30, 2012, Met Investors Series Trust: Oppenheimber Capital Appreciation Portfolio (Class B) merged into Metropolitan Series Fund:
Jennison Growth Portfolio (Class B).


Effective as of April 29, 2013:


o Met Investors Series Trust: Met/Franklin Mutual Shares Portfolio (Class B) merged into Metropolitan Series Fund: MFS (Reg. TM) Value Portfolio (Class
     B)


o Met Investors Series Trust: Met/Franklin Templeton Founding Strategy Portfolio (Class B) merged into Met Investors Series Trust: MetLife Growth Strategy Portfolio (Class B)


o Met Investors Series Trust: MLA Mid Cap Portfolio (Class B) (formerly Lazard Mid Cap Portfolio) merged into Metropolitan Series Fund: Neuberger Berman Genesis Portfolio (Class B)


o Metropolitan Series Fund: Oppenheimer Global Equity Portfolio (Class B) merged into Met Investors Series Trust: Met/Templeton Growth Portfolio (Class B). Also effective as of April 29, 2013, Met/Templeton Growth Portfolio changed its name to Oppenheimer Global Equity Portfolio.


Effective as of April 28, 2014:


o Met Investors Series Trust: MetLife Defensive Strategy Portfolio (Class B) merged into Metropolitan Series Fund: MetLife Asset Allocation 40 Portfolio (Class B)


o Met Investors Series Trust: MetLife Moderate Strategy Portfolio (Class B) merged into Metropolitan Series Fund: MetLife Asset Allocation 40 Portfolio (Class B)


o Met Investors Series Trust: MetLife Balanced Strategy Portfolio (Class B) merged into Metropolitan Series Fund: MetLife Asset Allocation 60 Portfolio (Class B)


o Met Investors Series Trust: MetLife Growth Strategy Portfolio (Class B) merged into Metropolitan Series Fund: MetLife Asset Allocation 80 Portfolio (Class B)

APPENDIX B

PARTICIPATING INVESTMENT PORTFOLIOS

Below are the advisers and subadvisers and investment objectives of each Investment Portfolio available under the contract. The fund prospectuses contain more complete information, including a description of the investment objectives, policies, restrictions and risks. THERE CAN BE NO ASSURANCE THAT THE INVESTMENT OBJECTIVES WILL BE ACHIEVED.


AMERICAN FUNDS INSURANCE SERIES (Reg. TM)

(CLASS 2)


American Funds Insurance Series (Reg. TM) is a trust with multiple portfolios. Capital Research and Management Company is the investment adviser to each portfolio. The following Class 2 portfolios are available under the contract:


AMERICAN FUNDS GLOBAL GROWTH FUND


INVESTMENT OBJECTIVE: The American Funds Global Growth Fund seeks long-term growth of capital.


AMERICAN FUNDS GLOBAL SMALL CAPITALIZATION FUND


INVESTMENT OBJECTIVE: The American Funds Global Small Capitalization Fund seeks long-term growth of capital.


AMERICAN FUNDS GROWTH FUND


INVESTMENT OBJECTIVE: The American Funds Growth Fund seeks growth of capital.


MET INVESTORS SERIES TRUST (CLASS B OR, AS NOTED, CLASS A)


Met Investors Series Trust is a mutual fund with multiple portfolios. The following portfolios are managed by MetLife Advisers, LLC, which is an affiliate of First MetLife Investors. The following Class B or, as noted, Class A portfolios are available under the contract:


ALLIANCEBERNSTEIN GLOBAL DYNAMIC ALLOCATION PORTFOLIO


SUBADVISER: AllianceBernstein L.P.


INVESTMENT OBJECTIVE: The AllianceBernstein Global Dynamic Allocation Portfolio seeks capital appreciation and current income.



ALLIANZ GLOBAL INVESTORS DYNAMIC MULTI-ASSET PLUS PORTFOLIO


SUBADVISER: Allianz Global Investors U.S. LLC


INVESTMENT OBJECTIVE: The Allianz Global Investors Dynamic Multi-Asset Plus Portfolio seeks total return.


AQR GLOBAL RISK BALANCED PORTFOLIO


SUBADVISER: AQR Capital Management, LLC


INVESTMENT OBJECTIVE: The AQR Global Risk Balanced Portfolio seeks total return.


BLACKROCK GLOBAL TACTICAL STRATEGIES PORTFOLIO



SUBADVISER: BlackRock Financial Management, Inc.



INVESTMENT OBJECTIVE: The BlackRock Global Tactical Strategies Portfolio seeks capital appreciation and current income.


BLACKROCK HIGH YIELD PORTFOLIO


SUBADVISER: BlackRock Financial Management, Inc.


INVESTMENT OBJECTIVE: The BlackRock High Yield Portfolio seeks to maximize total return, consistent with income generation and prudent investment management.



CLARION GLOBAL REAL ESTATE PORTFOLIO


SUBADVISER: CBRE Clarion Securities LLC


INVESTMENT OBJECTIVE: The Clarion Global Real Estate Portfolio seeks total return through investment in real estate securities, emphasizing both capital appreciation and current income.



CLEARBRIDGE AGGRESSIVE GROWTH PORTFOLIO


SUBADVISER: ClearBridge Investments, LLC



INVESTMENT OBJECTIVE: The ClearBridge Aggressive Growth Portfolio seeks capital appreciation.


INVESCO BALANCED-RISK ALLOCATION PORTFOLIO


SUBADVISER: Invesco Advisers, Inc.


INVESTMENT OBJECTIVE: The Invesco Balanced-Risk Allocation Portfolio seeks total return.



INVESCO COMSTOCK PORTFOLIO



SUBADVISER: Invesco Advisers, Inc.


INVESTMENT OBJECTIVE: The Invesco Comstock Portfolio seeks capital growth and income.

INVESCO MID CAP VALUE PORTFOLIO (formerly Lord Abbett Mid Cap Value Portfolio)


SUBADVISER: Invesco Advisers, Inc. (formerly Lord, Abbett & Co. LLC)


INVESTMENT OBJECTIVE: The Invesco Mid Cap Value Portfolio seeks high total return by investing in equity securities of mid-sized companies.


JPMORGAN GLOBAL ACTIVE ALLOCATION PORTFOLIO


SUBADVISER: J.P. Morgan Investment Management Inc.


INVESTMENT OBJECTIVE: The JPMorgan Global Active Allocation Portfolio seeks capital appreciation and current income.


JPMORGAN SMALL CAP VALUE PORTFOLIO


SUBADVISER: J.P. Morgan Investment Management Inc.


INVESTMENT OBJECTIVE: The JPMorgan Small Cap Value Portfolio seeks long-term capital growth.


LORD ABBETT BOND DEBENTURE PORTFOLIO



SUBADVISER: Lord, Abbett & Co. LLC



INVESTMENT OBJECTIVE: The Lord Abbett Bond Debenture Portfolio seeks high current income and the opportunity for capital appreciation to produce a high total return.



MET/FRANKLIN LOW DURATION TOTAL RETURN PORTFOLIO


SUBADVISER: Franklin Advisers, Inc.


INVESTMENT OBJECTIVE: The Met/Franklin Low Duration Total Return Portfolio seeks a high level of current income, while seeking preservation of shareholders' capital.


MET/TEMPLETON INTERNATIONAL BOND PORTFOLIO*


SUBADVISER: Franklin Advisers, Inc.


INVESTMENT OBJECTIVE: The Met/Templeton International Bond Portfolio seeks current income with capital appreciation and growth of income.


*This portfolio is only available for investment if certain optional riders are elected. (See "Purchase - Investment Allocation Restrictions for Certain Riders.")


METLIFE BALANCED PLUS PORTFOLIO



SUBADVISER -  OVERLAY PORTION: Pacific Investment Management Company LLC



INVESTMENT OBJECTIVE: The MetLife Balanced Plus Portfolio seeks a balance between a high level of current income and growth of capital, with a greater emphasis on growth of capital.


METLIFE MULTI-INDEX TARGETED RISK PORTFOLIO



SUBADVISER -  OVERLAY PORTION: MetLife Investment Management, LLC



INVESTMENT OBJECTIVE: The MetLife Multi-Index Targeted Risk Portfolio seeks a balance between growth of capital and current income, with a greater emphasis on growth of capital.


MFS (Reg. TM) EMERGING MARKETS EQUITY PORTFOLIO


SUBADVISER: Massachusetts Financial Services Company


INVESTMENT OBJECTIVE: The MFS (Reg. TM) Emerging Markets Equity Portfolio seeks capital appreciation.


MFS (Reg. TM) RESEARCH INTERNATIONAL PORTFOLIO


SUBADVISER: Massachusetts Financial Services Company


INVESTMENT OBJECTIVE: The MFS (Reg. TM) Research International Portfolio seeks capital appreciation.


MORGAN STANLEY MID CAP GROWTH PORTFOLIO


SUBADVISER: Morgan Stanley Investment Management Inc.


INVESTMENT OBJECTIVE: The Morgan Stanley Mid Cap Growth Portfolio seeks capital appreciation.

OPPENHEIMER GLOBAL EQUITY PORTFOLIO


SUBADVISER: OppenheimerFunds, Inc.



INVESTMENT OBJECTIVE: The Oppenheimer Global Equity Portfolio seeks capital appreciation.



PANAGORA GLOBAL DIVERSIFIED RISK PORTFOLIO


SUBADVISER: PanAgora Asset Management, Inc.


INVESTMENT OBJECTIVE: The PanAgora Global Diversified Risk Portfolio seeks total return.



PIMCO INFLATION PROTECTED BOND PORTFOLIO


SUBADVISER: Pacific Investment Management Company LLC


INVESTMENT OBJECTIVE: The PIMCO Inflation Protected Bond Portfolio seeks maximum real return, consistent with preservation of capital and prudent investment management.


PIMCO TOTAL RETURN PORTFOLIO


SUBADVISER: Pacific Investment Management Company LLC


INVESTMENT OBJECTIVE: The PIMCO Total Return Portfolio seeks maximum total return, consistent with the preservation of capital and prudent investment management.


PIONEER FUND PORTFOLIO (CLASS A)


SUBADVISER: Pioneer Investment Management, Inc.


INVESTMENT OBJECTIVE: The Pioneer Fund Portfolio seeks reasonable income and capital growth.


PIONEER STRATEGIC INCOME PORTFOLIO (CLASS A)


SUBADVISER: Pioneer Investment Management, Inc.


INVESTMENT OBJECTIVE: The Pioneer Strategic Income Portfolio seeks a high level of current income.


PYRAMIS (Reg. TM) GOVERNMENT INCOME PORTFOLIO


SUBADVISER: Pyramis Global Advisors, LLC


INVESTMENT OBJECTIVE: The Pyramis (Reg. TM) Government Income Portfolio seeks a high level of current income, consistent with preservation of principal.


PYRAMIS (Reg. TM) MANAGED RISK PORTFOLIO


SUBADVISER: Pyramis Global Advisors, LLC


INVESTMENT OBJECTIVE: The Pyramis (Reg. TM) Managed Risk Portfolio seeks total return.


SCHRODERS GLOBAL MULTI-ASSET PORTFOLIO



SUBADVISERS: Schroder Investment Management North America Inc. and Schroder Investment Management North America Limited



INVESTMENT OBJECTIVE: The Schroders Global Multi-Asset Portfolio seeks capital appreciation and current income.


T. ROWE PRICE LARGE CAP VALUE PORTFOLIO


SUBADVISER: T. Rowe Price Associates, Inc.


INVESTMENT OBJECTIVE: The T. Rowe Price Large Cap Value Portfolio seeks long-term capital appreciation by investing in common stocks believed to be undervalued. Income is a secondary objective.



WMC LARGE CAP RESEARCH PORTFOLIO (formerly BlackRock Large Cap Core Portfolio)


SUBADVISER: Wellington Management Company, LLP (formerly BlackRock Advisors,
LLC)


INVESTMENT OBJECTIVE: The WMC Large Cap Research Portfolio seeks long-term capital appreciation.



METROPOLITAN SERIES FUND


Metropolitan Series Fund is a mutual fund with multiple portfolios. MetLife Advisers, LLC, an affiliate of First MetLife Investors, is the investment adviser to the portfolios. The following portfolios are available under the contract:


BARCLAYS AGGREGATE BOND INDEX PORTFOLIO


SUBADVISER: MetLife Investment Management, LLC


INVESTMENT OBJECTIVE: The Barclays Aggregate Bond Index Portfolio seeks to track the performance of the Barclays U.S. Aggregate Bond Index.


BLACKROCK BOND INCOME PORTFOLIO (CLASS B)


SUBADVISER: BlackRock Advisors, LLC


INVESTMENT OBJECTIVE: The BlackRock Bond Income Portfolio seeks a competitive total return primarily from investing in fixed-income securities.



BLACKROCK CAPITAL APPRECIATION PORTFOLIO (CLASS A)



SUBADVISER: BlackRock Advisors, LLC


INVESTMENT OBJECTIVE: The BlackRock Capital Appreciation Portfolio seeks long-term growth of capital.

BLACKROCK MONEY MARKET PORTFOLIO (CLASS B)


SUBADVISER: BlackRock Advisors, LLC


INVESTMENT OBJECTIVE: The BlackRock Money Market Portfolio seeks a high level of current income consistent with preservation of capital.


An investment in the BlackRock Money Market Portfolio is not insured or guaranteed by the Federal Deposit Insurance Company or any other government agency. Although the BlackRock Money Market Portfolio seeks to preserve the value of your investment at $100 per share, it is possible to lose money by investing in the BlackRock Money Market Portfolio.


During extended periods of low interest rates, the yields of the BlackRock Money Market Portfolio may become extremely low and possibly negative.



JENNISON GROWTH PORTFOLIO



SUBADVISER: Jennison Associates LLC


INVESTMENT OBJECTIVE: The Jennison Growth Portfolio seeks long-term growth of capital.


LOOMIS SAYLES SMALL CAP GROWTH PORTFOLIO (CLASS B)


SUBADVISER: Loomis, Sayles & Company, L.P.


INVESTMENT OBJECTIVE: The Loomis Sayles Small Cap Growth Portfolio seeks long-term capital growth.


MET/DIMENSIONAL INTERNATIONAL SMALL COMPANY PORTFOLIO (CLASS B)


SUBADVISER: Dimensional Fund Advisors LP


INVESTMENT OBJECTIVE: The Met/Dimensional International Small Company Portfolio seeks long-term capital appreciation.


MFS (Reg. TM) TOTAL RETURN PORTFOLIO (CLASS B)


SUBADVISER: Massachusetts Financial Services Company


INVESTMENT OBJECTIVE: The MFS (Reg. TM) Total Return Portfolio seeks a favorable total return through investment in a diversified portfolio.


MFS (Reg. TM) VALUE PORTFOLIO (CLASS B)


SUBADVISER: Massachusetts Financial Services Company


INVESTMENT OBJECTIVE: The MFS (Reg. TM) Value Portfolio seeks capital appreciation.


NEUBERGER BERMAN GENESIS PORTFOLIO (CLASS B)


SUBADVISER: Neuberger Berman Management LLC


INVESTMENT OBJECTIVE: The Neuberger Berman Genesis Portfolio seeks high total return, consisting principally of capital appreciation.


VAN ECK GLOBAL NATURAL RESOURCES PORTFOLIO (CLASS B)*


SUBADVISER: Van Eck Associates Corporation


INVESTMENT OBJECTIVE: The Van Eck Global Natural Resources Portfolio seeks long-term capital appreciation with income as a secondary consideration.


*This portfolio is only available for investment if certain optional riders are elected. (See "Purchase - Investment Allocation Restrictions for Certain Riders.")



WMC CORE EQUITY OPPORTUNITIES PORTFOLIO (CLASS E) (formerly Davis Venture Value Portfolio)


SUBADVISER: Wellington Management Company, LLP (formerly Davis Selected Advisers, L.P.)


INVESTMENT OBJECTIVE: The WMC Core Equity Opportunities Portfolio seeks to provide a growing stream of income over time and, secondarily, long-term capital appreciation and current income.



MET INVESTORS SERIES TRUST - ASSET ALLOCATION PORTFOLIOS (CLASS B)


In addition to the Met Investors Series Trust Portfolios listed above, the following Class B portfolios managed by MetLife Advisers, LLC are available under the contract:



METLIFE ASSET ALLOCATION 100 PORTFOLIO (formerly MetLife Aggressive Strategy Portfolio)


INVESTMENT OBJECTIVE: The MetLife Asset Allocation 100 Portfolio seeks growth of capital.


SSGA GROWTH AND INCOME ETF PORTFOLIO


SUBADVISER: SSgA Funds Management, Inc.


INVESTMENT OBJECTIVE: The SSgA Growth and Income ETF Portfolio seeks growth of capital and income.

SSGA GROWTH ETF PORTFOLIO


SUBADVISER: SSgA Funds Management, Inc.


INVESTMENT OBJECTIVE: The SSgA Growth ETF Portfolio seeks growth of capital.


METROPOLITAN SERIES FUND - ASSET ALLOCATION PORTFOLIOS (CLASS B)


In addition to the Metropolitan Series Fund Portfolios listed above, the following Class B portfolios managed by MetLife Advisers, LLC are available under the contract:


METLIFE ASSET ALLOCATION 20 PORTFOLIO


INVESTMENT OBJECTIVE: The MetLife Asset Allocation 20 Portfolio seeks a high level of current income, with growth of capital as a secondary objective.


METLIFE ASSET ALLOCATION 40 PORTFOLIO


INVESTMENT OBJECTIVE: The MetLife Asset Allocation 40 Portfolio seeks high total return in the form of income and growth of capital, with a greater emphasis on income.


METLIFE ASSET ALLOCATION 60 PORTFOLIO


INVESTMENT OBJECTIVE: The MetLife Asset Allocation 60 Portfolio seeks a balance between a high level of current income and growth of capital, with a greater emphasis on growth of capital.


METLIFE ASSET ALLOCATION 80 PORTFOLIO


INVESTMENT OBJECTIVE: The MetLife Asset Allocation 80 Portfolio seeks growth of capital.

APPENDIX C

EDCA EXAMPLES WITH MULTIPLE PURCHASE PAYMENTS

In order to show how the EDCA program works, we have created some examples. The examples are purely hypothetical and are for illustrative purposes only. The interest rate earned in an EDCA account will be the guaranteed minimum interest rate, plus any additional interest which we may declare from time to time. In addition, each bucket attributable to a subsequent Purchase Payment will earn interest at the then-current interest rate applied to new allocations to an EDCA account of the same monthly term. These examples do not reflect charges that may be deducted from the EDCA account.


6-MONTH EDCA

The following example demonstrates how the 6-month EDCA program operates when multiple Purchase Payments are allocated to the program. The example assumes that a $12,000 Purchase Payment is allocated to the EDCA program at the beginning of the first month and the first transfer of $2,000 also occurs on that date. The $10,000 remaining after the EDCA transfer is allocated to the 1st Payment Bucket where it is credited with a 3% effective annual interest rate. The EDCA transfer amount of $2,000 is determined by dividing the $12,000 allocation amount by 6 (the number of months in the EDCA program). Thereafter, a $2,000 transfer is made from the EDCA at the beginning of each month. Amounts remaining in the EDCA Account Value are accumulated at the EDCA interest rate using the following formula:


Account Value 1st Payment Bucket (month 2) =


Account Value 1st Payment Bucket (month 1) x (1+EDCA Rate)(1/12) - EDCA Transfer Amount


At the beginning of the 4th month, a second Purchase Payment of $6,000 is allocated to the EDCA program. The entire $6,000 is allocated to the 2nd Payment Bucket where it is also credited with a 3% effective annual interest rate. This second Purchase Payment triggers an increase in the EDCA transfer amount to $3,000. The increased EDCA transfer amount is determined by adding $1,000 (the $6,000 allocation amount divided by 6) to the current EDCA transfer amount. The $3,000 monthly EDCA transfers will first be applied against the Account Value in the 1st Payment Bucket until exhausted and then against the Account Value in the 2nd Payment Bucket until it is exhausted.



                                                                      ---- Account Values----
 Beg of     Amount Allocated         Actual             EDCA         1st Payment     2nd Payment
  Month          to EDCA         EDCA Transfer     Account Value        Bucket         Bucket
--------   ------------------   ---------------   ---------------   -------------   ------------
    1            $12,000             $2,000           $10,000          $10,000
    2                                $2,000           $ 8,025          $ 8,025
    3                                $2,000           $ 6,044          $ 6,044
    4*           $ 6,000             $3,000           $ 9,059          $ 3,059         $6,000
    5                                $3,000           $ 6,082          $    67         $6,015
    6                                $3,000           $ 3,097                0         $3,097
    7                                $3,000           $   104                0         $  104
    8                                $  105                 0                0              0

* At the beginning of the 4th month, a $6,000 Purchase Payment is added to the EDCA account. This amount ($6,000) is allocated to the 2nd Payment Bucket. As described above, this second Purchase Payment causes the monthly EDCA transfer amount to increase from $2,000 to $3,000. Therefore, $3,000 is transferred from the 1st Payment Bucket, leaving $3,059 in the 1st Payment Bucket ($6,044 (1st Payment Bucket Account Value from the 3rd month) + $15 (3rd month's EDCA interest calculated using the formula shown above) - $3,000 (monthly transfer) = $3,059). The total EDCA Account Value at the beginning of the 4th month is $9,059 ($3,059 in the 1st Payment Bucket + $6,000 in the 2nd Payment Bucket = $9,059).

12-MONTH EDCA

The following example demonstrates how the 12-month EDCA program operates when multiple Purchase Payments are allocated to the program. The example assumes that a $24,000 Purchase Payment is allocated to the EDCA program at the beginning of the first month and the first transfer of $2,000 also occurs on that date. The $22,000 remaining after the EDCA transfer is allocated to the 1st Payment Bucket where it is credited with a 3% effective annual interest rate. The EDCA transfer amount of $2,000 is determined by dividing the $24,000 allocation amount by 12 (the number of months in the EDCA program). Thereafter, a $2,000 transfer is made from the EDCA at the beginning of each month. Amounts remaining in the EDCA Account Value are accumulated at the EDCA interest rate using the following formula:


Account Value 1st Payment Bucket (month 2) =


Account Value 1st Payment Bucket (month 1) x


(1+EDCA Rate)(1/12) - EDCA Transfer Amount


At the beginning of the 6th month, a second Purchase Payment of $12,000 is allocated to the EDCA program. The entire $12,000 is allocated to the 2nd Payment Bucket where it is also credited with a 3% effective annual interest rate. This second Purchase Payment triggers an increase in the EDCA transfer amount to $3,000. The increased EDCA transfer amount is determined by adding $1,000 (the $12,000 allocation amount divided by 12) to the current EDCA transfer amount. The $3,000 monthly EDCA transfers will first be applied against the Account Value in the 1st Payment Bucket until exhausted and then against the Account Value in the 2nd Payment Bucket until it is exhausted.



                                                                      ---- Account Values----
 Beg of     Amount Allocated         Actual             EDCA         1st Payment     2nd Payment
  Month          to EDCA         EDCA Transfer     Account Value        Bucket         Bucket
--------   ------------------   ---------------   ---------------   -------------   ------------
    1      $24,000                   $2,000           $22,000          $22,000
    2                                $2,000           $20,054          $20,054
    3                                $2,000           $18,104          $18,104
    4                                $2,000           $16,148          $16,148
    5                                $2,000           $14,188          $14,188
    6*     $12,000                   $3,000           $23,223          $11,223         $12,000
    7                                $3,000           $20,280          $ 8,251         $12,030
    8                                $3,000           $17,330          $ 5,271         $12,059
    9                                $3,000           $14,373          $ 2,284         $12,089
   10                                $3,000           $11,409                0         $11,409
   11                                $3,000           $ 8,437                0         $ 8,437
   12                                $3,000           $ 5,458                0         $ 5,458
   13                                $3,000           $ 2,471                0         $ 2,471
   14                                $2,477                 0                0               0

* At the beginning of the 6th month, a $12,000 Purchase Payment is added to the EDCA account. This amount ($12,000) is allocated to the 2nd Payment Bucket. As described above, this second Purchase Payment causes the monthly EDCA transfer amount to increase from $2,000 to $3,000. Therefore, $3,000 is transferred from the 1st Payment Bucket, leaving $11,223 in the 1st Payment Bucket ($14,188 (1st Payment Bucket Account Value from the 5th month) + $35 (5th month's EDCA interest calculated using the formula shown above) - $3,000 (monthly transfer) = $11,223). The total EDCA Account Value at the beginning of the 6th month is $23,223 ($11,223 in the 1st Payment Bucket + $12,000 in the 2nd Payment Bucket = $23,223).

APPENDIX D

LIFETIME INCOME SOLUTION PLUS EXAMPLES

The purpose of these examples is to illustrate the operation of the Lifetime Income Solution (LIS) Plus. (Unless otherwise noted, these examples are for the LIS Plus II.) Example (7) shows how required minimum distributions affect the Income Base when the LIS Plus II is elected with an IRA contract (or another contract subject to Section 401(a)(9) of the Internal Revenue Code).


The investment results shown are hypothetical and are not representative of past or future performance. Actual investment results may be more or less than those shown and will depend upon a number of factors, including investment allocations and the investment experience of the Investment Portfolios chosen. THE EXAMPLES DO NOT REFLECT THE DEDUCTION OF FEES AND CHARGES, WITHDRAWAL CHARGES OR INCOME TAXES AND TAX PENALTIES.


(1) WITHDRAWAL ADJUSTMENTS TO ANNUAL INCREASE AMOUNT


    Dollar-for-dollar adjustment when withdrawal is less than or equal to 5% of
    ---------------------------------------------------------------------------
      the Annual Increase Amount from the prior contract anniversary
      --------------------------------------------------------------


    Assume the initial Purchase Payment is $100,000 and the LIS Plus II is selected. Assume that during the first Contract Year, $5,000 is withdrawn. Because the withdrawal is less than or equal to 5% of the Annual Increase Amount from the prior contract anniversary, the Annual Increase Amount is reduced by the withdrawal on a dollar-for-dollar basis to $100,000 ($100,000 increased by 5% per year, compounded annually, less $5,000 = $100,000). Assuming no other Purchase Payments or withdrawals are made before the second contract anniversary, the Annual Increase Amount at the second contract anniversary will be $105,000 ($100,000 increased by 5% per year, compounded annually).


    Proportionate adjustment when withdrawal is greater than 5% of the Annual
    -------------------------------------------------------------------------
      Increase Amount from the prior contract anniversary
      ---------------------------------------------------


    Assume the initial Purchase Payment is $100,000 and the LIS Plus II is selected. Assume the Account Value at the first contract anniversary is $100,000. The Annual Increase Amount at the first contract anniversary will be $105,000 ($100,000 increased by 5% per year, compounded annually). Assume that on the first contract anniversary, $10,000 is withdrawn (leaving an account balance of $90,000). Because the withdrawal is greater than 5% of the Annual Increase Amount from the prior contract anniversary, the Annual Increase Amount is reduced by the value of the Annual Increase Amount immediately prior to the withdrawal ($105,000) multiplied by the percentage reduction in the Account Value attributed to that entire withdrawal: 10% (the $10,000 withdrawal reduced the $100,000 Account Value by 10%). Therefore, the new Annual Increase Amount is $94,500 ($105,000 x 10% = $10,500; $105,000 - $10,500 = $94,500). (If
      multiple withdrawals are made during a Contract Year -

     for example, two $5,000 withdrawals instead of one $10,000 withdrawal - and those withdrawals total more than 5% of the Annual Increase Amount from the prior contract anniversary, the Annual Increase Amount is reduced proportionately by each of the withdrawals made during that Contract Year and there will be no dollar-for-dollar withdrawal adjustment for the Contract Year.) Assuming no other Purchase Payments or withdrawals are made before the second contract anniversary, the Annual Increase Amount at the second contract anniversary will be $99,225 ($94,500 increased by 5% per year, compounded annually).

     (Based on the date a contract was issued with the LIS Plus I rider, the annual increase rate may be higher than 5%. See "Living Benefits - Guaranteed Income Benefits.")


(2) THE ANNUAL INCREASE AMOUNT


    Example
    -------


    Assume the Owner of the contract is a male, age 55 at issue, and he elects the LIS Plus II rider. He makes an initial Purchase Payment of $100,000, and makes no additional Purchase Payments or partial withdrawals.

     On the contract issue date, the Annual Increase Amount is equal to $100,000 (the initial Purchase Payment). The Annual Increase Amount is calculated at each contract anniversary (through the contract anniversary prior to the Owner's 91st birthday. At the tenth contract anniversary, when the Owner is age 65, the Annual Increase Amount is $162,889 ($100,000 increased by 5% per year, compounded annually). See section (3) below for an example of the calculation of the Highest Anniversary Value.

    Graphic Example: Determining a value upon which future income payments can
    --------------------------------------------------------------------------
      be based
      --------


    Assume that you make an initial Purchase Payment of $100,000. Prior to annuitization, your Account Value fluctuates above and below your initial Purchase Payment depending on the investment performance of the investment options you selected. Your Purchase Payments accumulate at the annual increase rate of 5%, until the contract anniversary prior to the contract Owner's 91st birthday. Your Purchase Payments are also adjusted for any withdrawals (including any applicable withdrawal charge) made during this period. The line (your Purchase Payments accumulated at 5% a year adjusted for withdrawals and charges -

     "the Annual Increase Amount") is the value upon which future income payments can be based.

[GRAPHIC APPEARS HERE]






    Graphic Example: Determining your guaranteed lifetime income stream
    -------------------------------------------------------------------


    Assume that you decide to annuitize your contract and begin taking Annuity
      Payments after 20 years. In this example, your Annual Increase Amount is higher than the Highest Anniversary Value and will produce a higher income benefit. Accordingly, the Annual Increase Amount will be applied to the Annuity Pay-out rates in the GMIB Annuity Table to determine your lifetime Annuity Payments. THE INCOME BASE IS NOT AVAILABLE FOR CASH WITHDRAWALS AND IS ONLY USED FOR PURPOSES OF CALCULATING THE LIS PLUS PAYMENT AND THE CHARGE FOR THE BENEFIT.


[GRAPHIC APPEARS HERE]






(3) THE HIGHEST ANNIVERSARY VALUE ("HAV")


    Example
    -------


  Assume, as in the example in section (2) above, the Owner of the contract is a male, age 55 at issue, and he elects the LIS Plus II rider. He makes an initial Purchase Payment of $100,000, and makes no additional Purchase Payments or partial withdrawals. On the contract issue date, the Highest Anniversary Value is equal to $100,000 (the initial Purchase Payment). Assume the Account Value on the first contract anniversary is $108,000 due to good market performance. Because the Account Value is greater than the Highest Anniversary Value ($100,000), the Highest Anniversary Value is set equal to the Account Value ($108,000). Assume the Account Value on the second contract anniversary is $102,000 due to poor market performance. Because the Account Value is less than the Highest Anniversary Value ($108,000), the Highest Anniversary Value remains $108,000.


    Assume this process is repeated on each contract anniversary until the tenth contract anniversary, when the Account Value is $155,000 and the Highest Anniversary Value is $150,000. The Highest Anniversary Value is set equal to the Account Value ($155,000). See section (4) below for an example of the exercise of the LIS Plus II rider.


    Graphic Example: Determining a value upon which future income payments can
    --------------------------------------------------------------------------
      be based
      --------


    Prior to annuitization, the Highest Anniversary Value begins to lock in growth. The Highest Anniversary Value is adjusted upward each contract anniversary if the Account Value at that time is greater than the amount of the current Highest Anniversary Value. Upward adjustments will continue until the contract anniversary immediately prior to the contract Owner's

     81st birthday. The Highest Anniversary Value also is adjusted for any withdrawals taken (including any applicable withdrawal charge) or any additional payments made. The Highest Anniversary Value line is the value upon which future income payments can be based.

[GRAPHIC APPEARS HERE]






  Graphic Example: Determining your guaranteed lifetime income stream
  -------------------------------------------------------------------


    Assume that you decide to annuitize your contract and begin taking Annuity
      Payments after 20 years. In this example, the Highest Anniversary Value is higher than the Account Value. Accordingly, the Highest Anniversary Value will be applied to the Annuity Payout rates in the GMIB Annuity Table to determine your lifetime Annuity Payments. THE INCOME BASE IS NOT AVAILABLE FOR CASH WITHDRAWALS AND IS ONLY USED FOR PURPOSES OF CALCULATING THE LIS PLUS PAYMENT AND THE CHARGE FOR THE BENEFIT.


[GRAPHIC APPEARS HERE]







(4) PUTTING IT ALL TOGETHER


    Example
    -------


    Continuing the examples in sections (2) and (3) above, assume the Owner chooses to exercise the LIS Plus II rider at the tenth contract anniversary and elects a life annuity with 5 years of Annuity Payments guaranteed. Because the Annual Increase Amount ($162,889) is greater than the Highest Anniversary Value ($155,000), the Annual Increase Amount ($162,889) is used as the Income Base. The Income Base of $162,889 is applied to the GMIB Annuity Table. This yields annuity payments of $591 per month for life, with a minimum of 5 years guaranteed. (If the same owner were instead age 70, the income base of $162,889 would yield monthly payments of $673; if the owner were age 75, the income base of $162,889 would yield monthly payments of $785.)


    Assume the owner chooses to exercise the LIS Plus II rider at the 26th contract anniversary and elects a life annuity with 5 years of annuity payments guaranteed. Assume the account value has declined due to poor market performance. The Annual Increase Amount would be limited to the maximum of 350% of the total purchase payments, which equals $350,000. Because the Annual Increase Amount ($350,000) is greater than the Highest Anniversary Value ($155,000), the Annual Increase Amount ($350,000) is used as the income base. The income base of $350,000 is applied to the GMIB Annuity Table. This yields annuity payments of $1,918 per month for life, with a minimum of 5 years guaranteed. (If the same owner were instead age 86, the income base of $350,000 would yield monthly payments of $2,258.)


    The above example does not take into account the impact of premium and other taxes. As with other pay-out types, the amount you receive as an income payment depends on your age, sex, and the income type you select. THE INCOME BASE IS NOT AVAILABLE FOR CASH WITHDRAWALS AND IS ONLY USED FOR PURPOSES OF CALCULATING THE LIS PLUS PAYMENT AND THE CHARGE FOR THE BENEFIT.

    Graphic Example
    ---------------


    Prior to annuitization, the two calculations (the Annual Increase Amount and the Highest Anniversary Value) work together to protect your future income. Upon annuitization of the contract, you will receive income payments for life and the Income Bases and the Account Value will cease to exist. Also, the LIS Plus II may only be exercised no later than the contract anniversary prior to the contract Owner's 91st birthday, after a 10 year waiting period, and then only within a 30 day period following the contract anniversary.


[GRAPHIC APPEARS HERE]






    With the LIS Plus, the Income Base is applied to special, conservative GMIB annuity purchase factors, which are guaranteed at the time the contract is issued. However, if then-current annuity purchase factors applied to the Account Value would produce a greater amount of income, then you will receive the greater amount. In other words, when you annuitize your contract you will receive whatever amount produces the greatest income payment. Therefore, if your Account Value would provide greater income than would the amount provided under the LIS Plus, you will have paid for the LIS Plus although it was never used.


[GRAPHIC APPEARS HERE]






(5) THE GUARANTEED PRINCIPAL OPTION


    Assume your initial Purchase Payment is $100,000 and no withdrawals are taken. Assume that the Account Value at the 10th contract anniversary is $50,000 due to poor market performance, and you exercise the Guaranteed Principal Option at this time.


    The effects of exercising the Guaranteed Principal Option are:


    1) A Guaranteed Principal Adjustment of $100,000 - $50,000 = $50,000 is added to the Account Value 30 days after the 10th contract anniversary bringing the Account Value back up to $100,000.


    2) The LIS Plus II rider and rider fee terminates as of the date that the adjustment is made to the Account Value; the variable annuity contract continues.


    3) The LIS Plus allocation and transfer restrictions terminate as of the date that the adjustment is made to the Account Value.



[GRAPHIC APPEARS HERE]






    *Withdrawals reduce the original Purchase Payment (I.E. those payments credited within 120 days of contract issue date) proportionately and therefore, may have a significant impact on the amount of the Guaranteed Principal Adjustment.


(6) THE OPTIONAL STEP UP: AUTOMATIC ANNUAL STEP-UP


Assume your initial investment is $100,000 and no withdrawals are taken. The Annual Increase Amount increases to $105,000 on the first anniversary ($100,000 increased by 5% per year, compounded annually). Assume your Account Value at the first contract anniversary is $110,000 due to good market performance, and you elected Optional Step-Ups to occur under the Automatic Annual Step-Up feature prior to the first contract anniversary. Because your Account Value is higher than your Annual Increase Amount, an Optional Step-Up will automatically occur.


The effect of the Optional Step-Up is:


   (1) The Annual Increase Amount automatically resets from $105,000 to
         $110,000;


   (2) The 10-year waiting period to annuitize the contract under the LIS Plus II is reset to 10 years from the first contract anniversary;


   (3) The LIS Plus II rider charge may be reset to the fee we charge new contract Owners for the same LIS Plus II rider at that time; and


   (4) The Guaranteed Principal Option can still be elected on the 10th contract anniversary.


The Annual Increase Amount increases to $115,500 on the second anniversary ($110,000 increased by 5% per year, compounded annually). Assume your Account Value at the second contract anniversary is $120,000 due to good market performance, and you have not discontinued the Automatic Annual Step-Up feature. Because your Account Value is higher than your Annual Increase Amount, an Optional Step-Up will automatically occur.


The effect of the Optional Step-Up is:


   (1) The Annual Increase Amount automatically resets from $115,500 to
         $120,000;


   (2) The 10-year waiting period to annuitize the contract under the LIS Plus II is reset to 10 years from the second contract anniversary;


   (3) The LIS Plus II rider charge may be reset to the fee we charge new contract Owners for the same LIS Plus II rider at that time; and


   (4) The Guaranteed Principal Option can still be elected on the 10th contract anniversary.


Assume your Account Value increases by $10,000 at each contract anniversary in years three through seven. At each contract anniversary, your Account Value would exceed the Annual Increase Amount and an Optional Step-Up would automatically occur (provided you had not discontinued the Automatic Annual Step-Up feature, and other requirements were met).


The effect of each Optional Step-Up is:


   (1) The Annual Increase Amount automatically resets to the higher Account Value;


   (2) The 10-year waiting period to annuitize the contract under the LIS Plus II is reset to 10 years from the date of the Optional Step-Up;


   (3) The LIS Plus II rider charge may be reset to the fee we charge new contract Owners for the same LIS Plus II rider at that time; and


   (4) The Guaranteed Principal Option can still be elected on the 10th contract anniversary.


After the seventh contract anniversary, the initial Automatic Annual Step-Up election expires. Assume you do not make a new election of the Automatic Annual Step-Up.


The Annual Increase Amount increases to $178,500 on the eighth anniversary ($170,000 increased by 5% per year, compounded annually). Assume your Account Value at the eighth contract anniversary is $160,000 due to poor market performance. An Optional Step-Up is NOT permitted because your Account Value is lower than your Annual Increase Amount. However, because the Optional

Step-Up has locked in previous gains, the Annual Increase Amount remains at $178,500 despite poor market performance, and, provided the rider continues in effect, will continue to grow at 5% annually (subject to adjustments for additional Purchase Payments and/or withdrawals) through the contract anniversary prior to your 91st birthday, subject to the 350% maximum increase limitation on the Annual Increase Amount. Also, please note:


   (1) The 10-year waiting period to annuitize the contract under the LIS Plus II remains at the 17th contract anniversary (10 years from the date of the last Optional Step-Up);


   (2) The LIS Plus II rider charge remains at its current level; and


   (3) The Guaranteed Principal Option can still be elected on the 10th contract anniversary.


[GRAPHIC APPEARS HERE]






(7) REQUIRED MINIMUM DISTRIBUTION EXAMPLES -  LIS PLUS II


The following examples only apply to IRAs and other contracts subject to
Section 401(a)(9) of the Internal Revenue Code. Assume an IRA contract is issued on September 1, 2012 and the LIS Plus II rider is selected. Assume that on the first contract anniversary (September 1, 2013), the Annual Increase Amount is $100,000. Assume the required minimum distribution amount for 2013 with respect to this contract is $6,000, and the required minimum distribution amount for 2014 with respect to this contract is $7,200. Assume that on both the first contract anniversary (September 1, 2013) and the second contract anniversary (September 1, 2014) the Account Value is $100,000. On the second contract anniversary, the annual increase rate is the greatest of:


   (a) 5%;


   (b) (b) the required minimum distribution rate (as defined below).


The required minimum distribution rate equals the greater of:


   (1) the required minimum distribution amount for 2013 ($6,000) or for 2014 ($7,200), whichever is greater, divided by the Annual Increase Amount as of September 1, 2013 ($100,000);


   (2a) if the contract Owner enrolls only in the Automated Required Minimum Distribution Program, the total withdrawals during the Contract Year under the Automated Required Minimum Distribution Program, divided by the Annual Increase Amount at the beginning of the Contract Year; or


   (2b) if the contract Owner enrolls in both the Systematic Withdrawal
           Program and the Automated Required Minimum Distribution Program, the total withdrawals during the Contract Year under (i) the Systematic Withdrawal Program (up to a maximum of 5% of the Annual Increase Amount at the beginning of the Contract Year) and (ii) the Automated Required Minimum Distribution Program (which can be used to pay out any amount above the Systematic Withdrawal Program withdrawals that must be withdrawn to fulfill minimum distribution requirements at the end of the calendar year), divided by the Annual Increase Amount at the beginning of the Contract Year.


Because $7,200 (the required minimum distribution amount for 2014) is greater than $6,000 (the required minimum distribution amount for 2013), (c) is equal to $7,200 divided by $100,000, or 7.2%.

    Withdrawals Through the Automated Required Minimum Distribution Program
    -----------------------------------------------------------------------


  If the contract Owner enrolls in the Automated Required Minimum Distribution
      Program and elects monthly withdrawals, the Owner will receive $6,800 over the second Contract Year (from September 2013 through August 2014). Assuming the Owner makes no withdrawals outside the Automated Required Minimum Distribution Program, on September 1, 2014, the Annual Increase Amount will be increased to $100,400. This is calculated by increasing the Annual Increase Amount from September 1, 2013 ($100,000) by the annual increase rate (7.2%) and subtracting the total amount withdrawn through the Automated Required Minimum Distribution Program ($6,800):
      $100,000 increased by 7.2% = $107,200; $107,200 - $6,800 = $100,400.


    (Why does the contract Owner receive $6,800 under the Automated Required
      Minimum Distribution Program in this example? From September through December 2013, the Owner receives $500 per month ($500 equals the $6,000 required minimum distribution amount for 2013 divided by 12). From January through August 2014, the Owner receives $600 per month ($600 equals the $7,200 required minimum distribution amount for 2014 divided by 12). The Owner receives $2,000 in 2013 and $4,800 in 2014, for a total of $6,800.)


    Withdrawals Outside the Automated Required Minimum Distribution Program
    -----------------------------------------------------------------------


  If the contract Owner withdraws the $6,000 required minimum distribution amount for 2013 in December 2013 and makes no other withdrawals from September 2013 through August 2014, the Annual Increase Amount on September 1, 2014 will be $101,200. This is calculated by increasing the Annual Increase Amount from September 1, 2013 ($100,000) by the annual increase rate (7.2%) and subtracting the total amount withdrawn ($6,000):
      $100,000 increased by 7.2% = $107,200; $107,200 - $6,000 = $101,200.


  If the contract Owner withdraws the $7,200 required minimum distribution amount for 2014 in January 2014 and makes no other withdrawals from September 2013 through August 2014, the Annual Increase Amount on September 1, 2014 will be $100,000. This is calculated by increasing the Annual Increase Amount from September 1, 2013 ($100,000) by the annual increase rate (7.2%) and subtracting the total amount withdrawn ($7,200):
      $100,000 increased by 7.2% = $107,200; $107,200 - $7,200 = $100,000.


    Withdrawals in Excess of the Required Minimum Distribution Amounts
    ------------------------------------------------------------------


    Assume the contract Owner withdraws $7,250 on September 1, 2013 and makes no other withdrawals before the second contract anniversary. Because the $7,250 withdrawal exceeds the required minimum distribution amounts for 2013 and 2014, the annual increase rate will be 5% and the Annual Increase Amount on the second contract anniversary (September 1, 2014) will be $97,387.50. On September 1, 2013, the Annual Increase Amount is reduced by the value of the Annual Increase Amount immediately prior to the withdrawal ($100,000) multiplied by the percentage reduction in the Account Value attributed to the withdrawal (7.25%). Therefore, the new Annual Increase Amount is $92,750 ($100,000 x 7.25% = $7,250; $100,000 -
      $7,250 = $92,750). Assuming no other Purchase Payments or withdrawals are made before the second contract anniversary, the Annual Increase Amount on the second contract anniversary (September 1, 2014) will be $97,387.50 ($92,750 increased by 5% per year compounded annually).


    No Withdrawals
    --------------


    If the contract Owner fulfills the minimum distribution requirements by making withdrawals from other IRA accounts and does not make any withdrawals from this contract, the Annual Increase Amount on September 1, 2014 will be $107,200. This is calculated by increasing the Annual Increase Amount from September 1, 2013 ($100,000) by the annual increase rate (7.2%) and subtracting the total amount withdrawn from the contract ($0). Under the LIS Plus II, the Annual Increase Amount is limited to a maximum of 350% of your Purchase Payments or, if greater, 350% of the Annual Increase Amount as increased by the most recent Optional Step-Up.

APPENDIX E

LIFETIME WITHDRAWAL GUARANTEE EXAMPLES

The purpose of these examples is to illustrate the operation of the Lifetime Withdrawal Guarantee (LWG). The LWG is no longer available for purchase. The investment results shown are hypothetical and are not representative of past or future performance. Actual investment results may be more or less than those shown and will depend upon a number of factors, including investment allocations and the investment experience of the investment portfolios chosen. THE EXAMPLES DO NOT REFLECT THE DEDUCTION OF FEES AND CHARGES, WITHDRAWAL CHARGES OR INCOME TAXES AND TAX PENALTIES. The Lifetime Withdrawal Guarantee does not establish or guarantee an account value or minimum return for any investment portfolio. The Total Guaranteed Withdrawal Amount and the Remaining Guaranteed Withdrawal Amount cannot be taken as a lump sum.


A.   Lifetime Withdrawal Guarantee


     1.   When Withdrawals Do Not Exceed the Annual Benefit Payment


Assume that a contract had an initial purchase payment of $100,000. The initial account value would be $100,000, the Total Guaranteed Withdrawal Amount would be $100,000, the initial Remaining Guaranteed Withdrawal Amount would be $100,000 and the initial Annual Benefit Payment would be $5,000 ($100,000 x 5%).


Assume that $5,000 is withdrawn each year. The Remaining Guaranteed Withdrawal Amount is reduced by $5,000 each year as withdrawals are taken (the Total Guaranteed Withdrawal Amount is not reduced by these withdrawals). The Annual Benefit Payment of $5,000 is guaranteed to be received for the owner's lifetime, even if the Remaining Guaranteed Withdrawal Amount and the account value are reduced to zero.

[GRAPHIC APPEARS HERE]





     2.   When Withdrawals Do Exceed the Annual Benefit Payment


Assume that a contract had an initial purchase payment of $100,000. The initial account value would be $100,000, the Total Guaranteed Withdrawal Amount would be $100,000, the initial Remaining Guaranteed Withdrawal Amount would be $100,000 and the initial Annual Benefit Payment would be $5,000 ($100,000 x 5%).


Assume that the Remaining Guaranteed Withdrawal Amount is reduced to $95,000 due to a withdrawal of $5,000 in the first year. Assume the account value was further reduced to $75,000 at year two due to poor market performance. If you withdrew $10,000 at this time, your account value would be reduced to $75,000 - $10,000 = $65,000. Your Remaining Guaranteed Withdrawal Amount would be reduced to $95,000 - $10,000 = $85,000. Since the withdrawal of $10,000 exceeded the Annual Benefit Payment of $5,000 and the resulting Remaining Guaranteed Withdrawal Amount would be greater than the resulting account value, there would be an additional reduction to the Remaining Guaranteed Withdrawal Amount. The Remaining Guaranteed Withdrawal Amount after the withdrawal would be set equal to the account value after the withdrawal ($65,000). The Total Guaranteed Withdrawal Amount would also be reduced to $65,000. The Annual Benefit Payment would be set equal to 5% x $65,000 = $3,250.

B.   5% Compounding Income Amount


Assume that a contract had an initial purchase payment of $100,000. The initial Remaining Guaranteed Withdrawal Amount would be $100,000, the Total Guaranteed Withdrawal Amount would be $100,000, and the Annual Benefit Payment would be $5,000 ($100,000 x 5%).


The Total Guaranteed Withdrawal Amount will increase by 5% of the Total Guaranteed Withdrawal Amount on each contract anniversary until the earlier of the first withdrawal or the 10th contract anniversary. The Annual Benefit Payment will be recalculated as 5% of the new Total Guaranteed Withdrawal Amount.


If the first withdrawal is taken in the first contract year, then there would be no increase: the Total Guaranteed Withdrawal Amount would remain at $100,000 and the Annual Benefit Payment will remain at $5,000 ($100,000 x 5%).


If the first withdrawal is taken in the second contract year, then the Total Guaranteed Withdrawal Amount would increase to $105,000 ($100,000 x 105%), and the Annual Benefit Payment would increase to $5,250 ($105,000 x 5%).


If the first withdrawal is taken in the third contract year, then the Total Guaranteed Withdrawal Amount would increase to $110,250 ($105,000 x 105%), and the Annual Benefit Payment would increase to $5,513 ($110,250 x 5%).


If the first withdrawal is taken after the 10th contract year, then the Total Guaranteed Withdrawal Amount would increase to $162,890 (the initial $100,000, increased by 5% per year, compounded annually for 10 years), and the Annual Benefit Payment would increase to $8,144 ($162,890 x 5%).

[GRAPHIC APPEARS HERE]





C.   Automatic Annual Step-Ups and 5% Compounding Income Amount (No
Withdrawals)


Assume that a contract had an initial purchase payment of $100,000. Assume that no withdrawals are taken.


At the first contract anniversary, provided that no withdrawals are taken, the Total Guaranteed Withdrawal Amount is increased to $105,000 ($100,000 increased by 5%, compounded annually). Assume the account value has increased to $110,000 at the first contract anniversary due to good market performance. The Automatic Annual Step-Up will increase the Total Guaranteed Withdrawal Amount from $105,000 to $110,000 and reset the Annual Benefit Payment to $5,500 ($110,000 x 5%).

At the second contract anniversary, provided that no withdrawals are taken, the Total Guaranteed Withdrawal Amount is increased to $115,500 ($110,000 increased by 5%, compounded annually). Assume the account value has increased to $120,000 at the second contract anniversary due to good market performance. The Automatic Annual Step-Up will increase the Total Guaranteed Withdrawal Amount from $115,500 to $120,000 and reset the Annual Benefit Payment to $6,000 ($120,000 x 5%).


Provided that no withdrawals are taken, each year the Total Guaranteed Withdrawal Amount would increase by 5%, compounded annually, from the second contract anniversary through the ninth contract anniversary, and at that point would be equal to $168,852. Assume that during these contract years the account value does not exceed the Total Guaranteed Withdrawal Amount due to poor market performance. Assume the account value at the ninth contract anniversary has increased to $180,000 due to good market performance. The Automatic Annual Step-Up will increase the Total Guaranteed Withdrawal Amount from $168,852 to $180,000 and reset the Annual Benefit Payment to $9,000 ($180,000 x 5%).


At the 10th contract anniversary, provided that no withdrawals are taken, the Total Guaranteed Withdrawal Amount is increased to $189,000 ($180,000 increased by 5%, compounded annually). Assume the account value is less than $189,000. There is no Automatic Annual Step-Up since the account value is below the Total Guaranteed Withdrawal Amount; however, due to the 5% increase in the Total Guaranteed Withdrawal Amount, the Annual Benefit Payment is increased to $9,450 ($189,000 x 5%).

[GRAPHIC APPEARS HERE]

APPENDIX F

DEATH BENEFIT EXAMPLES


The purpose of these examples is to illustrate the operation of the Principal Protection death benefit and the Annual Step-Up death benefit. The investment results shown are hypothetical and are not representative of past or future performance. Actual investment results may be more or less than those shown and will depend upon a number of factors, including the investment allocation made by a contract Owner and the investment experience of the Investment Portfolios chosen. THE EXAMPLES DO NOT REFLECT THE DEDUCTION OF FEES AND EXPENSES, WITHDRAWAL CHARGES OR INCOME TAXES AND TAX PENALTIES.




PRINCIPAL PROTECTION DEATH BENEFIT

The purpose of this example is to show how partial withdrawals reduce the Principal Protection death benefit proportionately by the percentage reduction in Account Value attributable to each partial withdrawal.





                                                         DATE                          AMOUNT
                                            ------------------------------   -------------------------
   A    Initial Purchase Payment                      10/1/2014              $100,000
   B    Account Value                                 10/1/2015              $104,000
                                            (First Contract Anniversary)
   C    Death Benefit                              As of 10/1/2015           $104,000
                                                                             (= greater of A and B)
   D    Account Value                                 10/1/2016              $ 90,000
                                            (Second Contract Anniversary)
   E    Death Benefit                                 10/1/2016              $100,000
                                                                             (= greater of A and D)
   F    Withdrawal                                    10/2/2016              $  9,000
   G    Percentage Reduction in Account               10/2/2016                        10%
        Value                                                                (= F/D)
   H    Account Value after Withdrawal                10/2/2016              $ 81,000
                                                                             (= D-F)
   I    Purchase Payments Reduced for              As of 10/2/2016           $ 90,000
        Withdrawal                                                           (= A-(A x G))
   J    Death Benefit                                 10/2/2016              $ 90,000
                                                                             (= greater of H and I)


Notes to Example
----------------


Purchaser is age 60 at issue.



The Account Values on 10/1/2016 and 10/2/2016 are assumed to be equal prior to the withdrawal.

ANNUAL STEP-UP DEATH BENEFIT

The purpose of this example is to show how partial withdrawals reduce the Annual Step-Up death benefit proportionately by the percentage reduction in Account Value attributable to each partial withdrawal.





                                                              DATE                          AMOUNT
                                                 ------------------------------   -------------------------
   A    Initial Purchase Payment                           10/1/2014              $100,000
   B    Account Value                                      10/1/2015              $104,000
                                                 (First Contract Anniversary)
   C    Death Benefit (Highest Anniversary              As of 10/1/2015           $104,000
        Value)                                                                    (= greater of A and B)
   D    Account Value                                      10/1/2016              $ 90,000
                                                 (Second Contract Anniversary)

   E    Death Benefit (Highest Contract Year               10/1/2016              $104,000
        Anniversary)                                                              (= greater of B and D)
   F    Withdrawal                                         10/2/2016              $  9,000
   G    Percentage Reduction in Account                    10/2/2016                        10%
        Value                                                                     (= F/D)
   H    Account Value after Withdrawal                     10/2/2016              $ 81,000
                                                                                  (= D-F)
   I    Highest Anniversary Value Reduced               As of 10/2/2016           $ 93,600
        for Withdrawal                                                            (= E-(E x G))
   J    Death Benefit                                      10/2/2016              $ 93,600
                                                                                  (= greater of H and I)


Notes to Example
----------------


Purchaser is age 60 at issue.



The Account Values on 10/1/2016 and 10/2/2016 are assumed to be equal prior to the withdrawal.

                      STATEMENT OF ADDITIONAL INFORMATION


                 INDIVIDUAL VARIABLE DEFERRED ANNUITY CONTRACT

                                   ISSUED BY


              FIRST METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE


                                      AND


                   FIRST METLIFE INVESTORS INSURANCE COMPANY


CLASS VA (OFFERED BETWEEN JUNE 15, 2001 AND OCTOBER 7, 2011), CLASS AA AND
                                    CLASS B


THIS IS NOT A PROSPECTUS. THIS STATEMENT OF ADDITIONAL INFORMATION SHOULD BE READ IN CONJUNCTION WITH THE PROSPECTUSES DATED APRIL 28, 2014, FOR THE INDIVIDUAL VARIABLE DEFERRED ANNUITY CONTRACTS THAT ARE DESCRIBED HEREIN.



THE PROSPECTUSES CONCISELY SET FORTH INFORMATION THAT A PROSPECTIVE INVESTOR OUGHT TO KNOW BEFORE INVESTING. FOR A COPY OF THE PROSPECTUS WRITE US AT: P.O. BOX 10366, DES MOINES, IOWA 50306-0366, OR CALL (800) 343-8496.



THIS STATEMENT OF ADDITIONAL INFORMATION IS DATED APRIL 28, 2014.


SAI-0414NYVAAAB

TABLE OF CONTENTS                          PAGE



COMPANY.................................     3
INDEPENDENT REGISTERED PUBLIC ACCOUNTING
FIRM....................................     3
ADDITIONAL INFORMATION..................     3
CUSTODIAN...............................     4
DISTRIBUTION............................     4
     Reduction or Elimination of the
      Withdrawal Charge.................     5
CALCULATION OF PERFORMANCE INFORMATION..     6
     Total Return.......................     6
     Historical Unit Values.............     7
     Reporting Agencies.................     7
ANNUITY PROVISIONS......................     7
     Variable Annuity...................     7
     Fixed Annuity......................     8
     Mortality and Expense Guarantee....     9
     Legal or Regulatory Restrictions
      on Transactions...................     9
ADDITIONAL FEDERAL TAX CONSIDERATIONS...     9
CONDENSED FINANCIAL INFORMATION.........    12
     Class VA...........................    12
     Class AA...........................    29
     Class B............................    53
FINANCIAL STATEMENTS....................    70

COMPANY

First MetLife Investors Insurance Company (First MetLife Investors or the Company) is a stock life insurance company that was organized under the laws of the State of New York on December 31, 1992, as First Xerox Life Insurance Company. On June 1, 1995, a wholly-owned subsidiary of General American Life Insurance Company purchased First Xerox Life Insurance Company, which on that date changed its name to First Cova Life Insurance Company. On January 6, 2000, Metropolitan Life Insurance Company acquired GenAmerica Financial Corporation, the ultimate parent of General American Life Insurance Company. We changed our name to First MetLife Investors Insurance Company on February 12, 2001. On December 31, 2002, First MetLife Investors became an indirect subsidiary of MetLife, Inc. (MetLife), the holding company of Metropolitan Life Insurance Company and a listed company on the New York Stock Exchange. On October 1, 2004, First MetLife Investors became a direct subsidiary of MetLife, Inc. MetLife, Inc., through its subsidiaries and affiliates, is a leading provider of insurance and other financial services to individual and institutional customers.



On December 31, 2002, MetLife entered into a net worth maintenance agreement with the Company. Under the agreement, MetLife agreed, without limitation as to the amount, to cause the Company to have certain minimum capital and surplus levels and liquidity necessary to enable it to meet its current obligations on a timely basis. At December 31, 2013, the capital and surplus of the Company was in excess of these minimum capital and surplus levels. MetLife and the Company entered into the agreement in part to enhance and maintain the financial strength of the Company as set forth in the agreement. Creditors of the Company (including its policyholders) have certain rights under the agreement to enforce the provisions of the agreement through certain state insurance regulators. However, the agreement provides, among other things, that it does not provide any creditor of the Company with recourse to or against any of the assets of MetLife. MetLife has the right to terminate the agreement upon thirty days written notice to the Company. MetLife has agreed not to terminate the agreement unless one of certain designated events occur, including if the Company attains a financial strength rating from Standard & Poor's Corp. without giving weight to the support of the agreement, that is the same as or better than its rating of such rating agency with such support.



First MetLife Investors is presently licensed to do business only in the State of New York.




INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

The financial statements and financial highlights comprising each of the Sub-Accounts of First MetLife Investors Variable Annuity Account One included in this Statement of Additional Information, have been audited by Deloitte & Touche LLP, an independent registered public accounting firm, as stated in their report appearing herein. Such financial statements and financial highlights are included in reliance upon the report of such firm given upon their authority as experts in accounting and auditing.



The financial statements of First MetLife Investors Insurance Company (the "Company"), included in this Statement of Additional Information, have been audited by Deloitte & Touche LLP, independent auditors, as stated in their report appearing herein (which report expresses an unmodified opinion and includes an other matter paragraph related to the Company being a member of a controlled group). Such financial statements are included in reliance upon the report of such firm given upon their authority as experts in accounting and auditing.


The consolidated financial statements, and the related financial statement schedules, incorporated by reference in this Statement of Additional Information from the MetLife, Inc. and subsidiaries' ("MetLife's") Annual Report on Form 10-K, and the effectiveness of MetLife's internal control over financial reporting for the year ended December 31, 2013, have been audited by Deloitte & Touche LLP, an independent registered public accounting firm, as stated in their reports, which are incorporated herein by reference. Such consolidated financial statements and financial statement schedules have been so incorporated in reliance upon the reports of such firm given upon their authority as experts in accounting and auditing.


The principal business address of Deloitte & Touche LLP is 30 Rockefeller Plaza, New York, New York 10112-0015.





ADDITIONAL INFORMATION

As noted above in the "Company" section of this Statement of Additional Information, MetLife has entered into a net worth maintenance agreement with the Company. As permitted by SEC rules, we are incorporating by reference into this Statement of Additional Information the following documents or portions thereof, as described, which have been filed with the SEC, which means that these documents or portions thereof, as described, are legally a part of this Statement of Additional Information:


(i) The consolidated financial statements and financial statement schedules from MetLife and subsidiaries' Annual Report on Form 10-K for the year ended December 31, 2013, filed on February 27, 2014 (File No. 001-15787), can be viewed on the SEC website at www.sec.gov; and


(ii) MetLife's Current Report on Form 8-K filed with the SEC on March 5, 2014 (File No. 001-15787), can be viewed on the SEC website at www.sec.gov.


You should only consider MetLife's financial statements (including notes and financial statement schedules thereto) and other financial information that we have incorporated by reference as noted above as bearing on the ability of MetLife to meet its obligations under the net worth maintenance agreement.




CUSTODIAN

First MetLife Investors Insurance Company, 200 Park Avenue, New York, NY 10166, is the custodian of the assets of the Separate Account. The custodian has custody of all cash of the Separate Account and handles the collection of proceeds of shares of the underlying funds bought and sold by the Separate Account.




DISTRIBUTION

Information about the distribution of the contracts is contained in the prospectus. (See "Other Information.") Additional information is provided below.


The contracts are offered to the public on a continuous basis. We anticipate continuing to offer the contracts, but reserve the right to discontinue the offering.



MetLife Investors Distribution Company ("Distributor") serves as principal underwriter for the contracts. Distributor is a Missouri corporation and its home office is located at 1095 Avenue of the Americas, New York, NY 10036. In December 2004, MetLife Investors Distribution Company, which was then a
Delaware corporation, was merged into General American Distributors, Inc., and the name of the surviving corporation was changed to MetLife Investors Distribution Company. Distributor is an indirect, wholly-owned subsidiary of MetLife, Inc. Distributor is registered as a broker-dealer with the Securities and Exchange Commission under the Securities Exchange Act of 1934 and is a member of the Financial Industry Regulatory Authority ("FINRA"). Distributor has entered into selling agreements with other broker-dealers ("selling firms") and compensates them for their services.



Distributor (including its predecessor) received sales compensation with respect to all contracts issued from the Separate Account in the following amounts during the periods indicated:





                                           Aggregate Amount of
                                           Commissions Retained
                  Aggregate Amount of      by Distributor After
                  Commissions Paid to      Payments to Selling
Fiscal year           Distributor                 Firms
-------------    ---------------------    ---------------------
2013             $32,062,560              $0
2012             $44,348,103              $0
2011             $62,734,342              $0


Distributor passes through commissions to selling firms for their sales. In addition we pay compensation to Distributor to offset its expenses, including compensation costs, marketing and distribution expenses, advertising, wholesaling, printing, and other expenses of distributing the contracts.



As noted in the prospectus, we and Distributor pay compensation to all selling firms in the form of commissions and certain types of non-cash compensation. We and Distributor may pay additional compensation to selected firms, including marketing allowances, introduction fees, persistency payments, preferred status fees and industry conference fees. The terms of any particular agreement governing compensation may vary among selling firms and the amounts may be significant. The amount of additional compensation (non-commission amounts) paid to selected selling firms during 2013 ranged from $370 to $19,654,296.* The amount of commissions paid to selected selling firms during 2013 ranged from $0 to $5,266,752. The amount of total compensation (includes non-commission as well as commission amounts) paid to selected selling firms during 2013 ranged from $578 to $22,258,273.*

* For purposes of calculating this range, the additional compensation (non-commission) amounts received by a selling firm includes additional compensation received by the firm for the sale of insurance products issued by our affiliates MetLife Investors Insurance Company, MetLife Investors USA Insurance Company and MetLife Insurance Company of Connecticut.



The following list sets forth the names of selling firms that received additional compensation in 2013 in connection with the sale of our variable annuity contracts, variable life policies and other insurance products (including the contracts offered by the prospectus). The selling firms are listed in alphabetical order.


Ameriprise Financial Services, Inc.

BBVA Compass Investment Solutions, Inc.
Capital Investments Group, Inc.
CCO Investment Services Corp.
Centaurus Financial, Inc.

Cetera Advisor Networks LLC

Cetera Financial Specialists LLC

CFD Investment, Inc.

Citigroup Global Markets, Inc.
Commonwealth Financial Network
CUSO Financial Services, L.P.
Edward D. Jones & Co., L.P.

Essex National Securities, Inc.

Financial Network Investment Corporation
First Allied Securities, Inc.
First Tennessee Brokerage, Inc.
Founders Financial Securities, LLC

FSC Securities Corporation

H. D. Vest Investment Services, Inc.

ING Financial Partners, Inc.
Investacorp, Inc.
Investment Centers of America, Inc.

Investment Professionals, Inc.

J.J.B. Hilliard, W. L. Lyons, LLC

Janney Montgomery Scott, LLC
Key Investment Services LLC

Lincoln Financial Advisors Corporation

Lincoln Financial Securities Corporation

Lincoln Investment Planning, Inc.

LPL Financial LLC

M&T Securities, Inc.
Merrill Lynch, Inc.

Morgan Stanley Smith Barney, LLC
Multi-Financial Securities Corporation
National Planning Corporation
NEXT Financial Group
NFP Securities, Inc.
PFS Investments Inc.
Pioneer Funds Distributor, Inc.
PNC Investments LLC
PrimeVest Financial Services, Inc.
ProEquities, Inc.

Raymond James & Associates, Inc.

Raymond James Financial Services, Inc.
RBC Wealth Management
Royal Alliance Associates, Inc.

SII Investments, Inc.

Sammons Securities Company, LLC

Santander Securities, LLC

Securities America, Inc.
Sigma Financial Corporation
Signator Investors, Inc.

Stifel, Nicolaus & Company, Incorporated

Transamerica Financial Advisors, Inc.
Triad Advisors, Inc.
UBS Financial Services, Inc.
U.S. Bancorp Investments, Inc.
United Planners' Financial Services of America
ValMark Securities, Inc.

Wall Street Financial Group, Inc.

Wells Fargo Advisors Financial Network, LLC

Wells Fargo Advisors, LLC

Woodbury Financial Services, Inc.


There are other broker dealers who receive compensation for servicing our contracts, and the Account Value of the contracts or the amount of added Purchase Payments received may be included in determining their additional compensation, if any.



REDUCTION OR ELIMINATION OF THE WITHDRAWAL CHARGE


The amount of the withdrawal charge on the contracts may be reduced or eliminated when sales of the contracts are made to individuals or to a group of individuals in a manner that results in savings of sales expenses. The entitlement to reduction of the withdrawal charge will be determined by the Company after examination of all the relevant factors such as:


1. The size and type of group to which sales are to be made will be considered. Generally, the sales expenses for a larger group are less than for a smaller group because of the ability to implement large numbers of contracts with fewer sales contacts.


2. The total amount of Purchase Payments to be received will be considered. Per contract sales expenses are likely to be less on larger Purchase Payments than on smaller ones.

3. Any prior or existing relationship with the Company will be considered. Per contract sales expenses are likely to be less when there is a prior existing relationship because of the likelihood of implementing the contract with fewer sales contacts.

4. There may be other circumstances, of which the Company is not presently aware, which could result in reduced sales expenses.

If, after consideration of the foregoing factors, the Company determines that there will be a reduction in sales expenses, the Company may provide for a reduction or elimination of the withdrawal charge.


The withdrawal charge may be eliminated when the contracts are issued to an officer, director or employee of the Company or any of its affiliates. In no event will any reduction or elimination of the withdrawal charge be permitted where the reduction or elimination will be unfairly discriminatory to any person. In lieu of a withdrawal charge waiver, we may provide an Account Value credit.




CALCULATION OF PERFORMANCE INFORMATION


TOTAL RETURN


From time to time, the Company may advertise performance data. Such data will show the percentage change in the value of an Accumulation Unit based on the performance of an Investment Portfolio over a period of time, usually a calendar year, determined by dividing the increase (decrease) in value for that unit by the Accumulation Unit value at the beginning of the period.


Any such advertisement will include total return figures for the time periods indicated in the advertisement. Such total return figures will reflect the deduction of the Separate Account product charges (including certain death benefit rider charges), the expenses for the underlying Investment Portfolio being advertised, and any applicable account fee, withdrawal charges, Enhanced Death Benefit rider charge, and/or GMIB, GWB or GMAB rider charge. For purposes of calculating performance information, the Enhanced Death Benefit rider charge and the GWB rider charge may be reflected as a percentage of Account Value or other theoretical benefit base. Premium taxes are not reflected. The deduction of such charges would reduce any percentage increase or make greater any percentage decrease.


The hypothetical value of a contract purchased for the time periods described in the advertisement will be determined by using the actual Accumulation Unit values for an initial $1,000 Purchase Payment, and deducting any applicable account fee and any applicable sales charge to arrive at the ending hypothetical value. The average annual total return is then determined by computing the fixed interest rate that a $1,000 Purchase Payment would have to earn annually, compounded annually, to grow to the hypothetical value at the end of the time periods described. The formula used in these calculations is:


  P (1 + T)n = ERV


Where:


  P = a hypothetical initial payment of $1,000


  T = average annual total return


  n = number of years


  ERV = ending redeemable value at the end of the time periods used (or fractional portion thereof) of a hypothetical $1,000 payment made at the beginning of the 1, 5 or 10 year periods used.


The Company may also advertise performance data which will be calculated in the same manner as described above but which will not reflect the deduction of any applicable withdrawal charge, GMIB, GWB, or GMAB rider charge. Premium taxes are not reflected. The deduction of such charges would reduce any percentage increase or make greater any percentage decrease.


Owners should note that the investment results of each Investment Portfolio will fluctuate over time, and any presentation of the Investment Portfolio's total return for any period should not be considered as a representation of what an investment may earn or what the total return may be in any future period.



HISTORICAL UNIT VALUES


The Company may also show historical Accumulation Unit values in certain advertisements containing illustrations. These illustrations will be based on actual Accumulation Unit values.


In addition, the Company may distribute sales literature which compares the percentage change in Accumulation Unit values for any of the against established market indices such as the Standard & Poor's 500 Composite Stock Price Index, the Dow Jones Industrial Average or other management investment companies which have investment objectives similar to the Investment Portfolio being compared. The Standard & Poor's 500 Composite Stock Price Index is an unmanaged, unweighted average of 500 stocks, the majority of which are listed on the New York Stock Exchange. The Dow Jones Industrial Average is an unmanaged, weighted average of thirty blue chip industrial corporations listed on the New York Stock Exchange. Both the Standard & Poor's 500 Composite Stock Price Index and the Dow Jones Industrial Average assume quarterly reinvestment of dividends.



REPORTING AGENCIES


The Company may also distribute sales literature which compares the performance of the Accumulation Unit values of the Contracts with the unit values of variable annuities issued by other insurance companies. Such information will be derived from the Lipper Variable Insurance Products Performance Analysis Service, the VARDS Report or from Morningstar.


The Lipper Variable Insurance Products Performance Analysis Service is published by Lipper Analytical Services, Inc., a publisher of statistical data which currently tracks the performance of thousands of investment companies. The rankings compiled by Lipper may or may not reflect the deduction of asset-based insurance charges. The Company's sales literature utilizing these rankings will indicate whether or not such charges have been deducted. Where the charges have not been deducted, the sales literature will indicate that if the charges had been deducted, the ranking might have been lower.


The VARDS Report is a monthly variable annuity industry analysis compiled by Variable Annuity Research & Data Service. The VARDS rankings may or may not reflect the deduction of asset-based insurance charges. In addition, VARDS prepares risk adjusted rankings, which consider the effects of market risk on total return performance. This type of ranking may address the question as to which funds provide the highest total return with the least amount of risk. Other ranking services may be used as sources of performance comparison, such as CDA/Weisenberger.


Morningstar rates a variable annuity against its peers with similar investment objectives. Morningstar does not rate any variable annuity that has less than three years of performance data.




ANNUITY PROVISIONS


VARIABLE ANNUITY


A variable annuity is an annuity with payments which: (1) are not predetermined as to dollar amount; and (2) will vary in amount in proportion to the amount that the net investment factor exceeds the assumed investment return selected.


The Adjusted Contract Value (the Account Value, less any applicable premium taxes, account fee, and any prorated rider charge) will be applied to the applicable Annuity Table to determine the first Annuity Payment. The Adjusted Contract Value is determined on the annuity calculation date, which is a Business Day no more than five (5) Business Days before the Annuity Date. The dollar amount of the first variable Annuity Payment is determined as follows:
The first variable Annuity Payment will be based upon the Annuity Option elected, the Annuitant's age, the Annuitant's sex (where permitted by law), and the appropriate variable Annuity Option table. Your annuity rates will not be less than those guaranteed in your contract at the time of purchase for the assumed investment return and Annuity Option elected. If, as of the annuity calculation date, the then current variable Annuity Option rates applicable to this class of contracts provide a first Annuity Payment greater than that which is guaranteed under the same Annuity Option under this contract, the greater payment will be made.


The dollar amount of variable Annuity Payments after the first payment is determined as follows:


1. the dollar amount of the first variable Annuity Payment is divided by the value of an Annuity Unit for each applicable Investment Portfolio as of the annuity calculation date. This establishes the number of Annuity Units for each monthly payment. The number of Annuity Units for each applicable Investment Portfolio remains fixed during the annuity period, unless you transfer values from the Investment Portfolio to another Investment Portfolio;

2. the fixed number of Annuity Units per payment in each Investment Portfolio is multiplied by the Annuity Unit value for that Investment Portfolio for the Business Day for which the Annuity Payment is being calculated. This result is the dollar amount of the payment for each applicable Investment Portfolio, less any account fee. The account fee will be deducted pro rata out of each Annuity Payment.

The total dollar amount of each variable Annuity Payment is the sum of all Investment Portfolio variable Annuity Payments.


ANNUITY UNIT - The initial Annuity Unit value for each Investment Portfolio of the Separate Account was set by us.


The subsequent Annuity Unit value for each Investment Portfolio is determined by multiplying the Annuity Unit value for the immediately preceding Business Day by the net investment factor for the Investment Portfolio for the current Business Day and multiplying the result by a factor for each day since the last Business Day which represents the daily equivalent of the AIR you elected.


(1) the dollar amount of the first Annuity Payment is divided by the value of an Annuity Unit as of the Annuity Date. This establishes the number of Annuity Units for each monthly payment. The number of Annuity Units remains fixed during the Annuity Payment period.


(2) the fixed number of Annuity Units is multiplied by the Annuity Unit value for the last valuation period of the month preceding the month for which the payment is due. This result is the dollar amount of the payment.


NET INVESTMENT FACTOR - The net investment factor for each Investment Portfolio is determined by dividing A by B and multiplying by (1-C) where:


A is (i) the net asset value per share of the portfolio at the end of the current Business Day; plus

     (ii) any dividend or capital gains per share declared on behalf of such portfolio that has an ex-dividend date as of the current Business Day.

B is the net asset value per share of the portfolio for the immediately preceding Business Day.

C is (i) the Separate Account product charges and for each day since the last Business Day. The daily charge is equal to the annual Separate Account product charges divided by 365; plus

     (ii) a charge factor, if any, for any taxes or any tax reserve we have established as a result of the operation of the Separate Account.

Transfers During the Annuity Phase:


o You may not make a transfer from the fixed Annuity Option to the variable Annuity Option;

o Transfers among the subaccounts will be made by converting the number of Annuity Units being transferred to the number of Annuity Units of the subaccount to which the transfer is made, so that the next Annuity Payment if it were made at that time would be the same amount that it would have been without the transfer. Thereafter, Annuity Payments will reflect changes in the value of the new Annuity Units; and

o You may make a transfer from the variable Annuity Option to the fixed Annuity Option. The amount transferred from a subaccount of the Separate Account will be equal to the product of "(a)" multiplied by "(b)" multiplied by "(c)", where (a) is the number of Annuity Units representing your interest in the subaccount per Annuity Payment; (b) is the Annuity Unit value for the subaccount; and (c) is the present value of $1.00 per payment period for the remaining annuity benefit period based on the attained age of the Annuitant at the time of transfer, calculated using the same actuarial basis as the variable annuity rates applied on the Annuity Date for the Annuity Option elected. Amounts transferred to the fixed Annuity Option will be applied under the Annuity Option elected at the attained age of the Annuitant at the time of the transfer using the fixed Annuity Option table. If at the time of transfer, the then current fixed Annuity Option rates applicable to this class of contracts provide a greater payment, the greater payment will be made. All amounts and Annuity Unit values will be determined as of the end of the Business Day on which the Company receives a notice.


FIXED ANNUITY


A fixed annuity is a series of payments made during the Annuity Phase which are guaranteed as to dollar amount by the Company and do not vary with the investment experience of the Separate Account. The Adjusted Contract Value on the day immediately preceding the Annuity Date will be used to determine the fixed annuity monthly payment. The monthly Annuity Payment will be based upon the Annuity Option elected, the Annuitant's age, the Annuitant's sex (where permitted by law), and the appropriate Annuity Option table. Your annuity rates will not be less than those guaranteed in your contract at the time of purchase. If, as of the annuity calculation date, the then current Annuity Option rates applicable to this class of contracts provide an Annuity Payment greater than that which is guaranteed under the same Annuity Option under this contract, the greater payment will be made.



MORTALITY AND EXPENSE GUARANTEE


The Company guarantees that the dollar amount of each Annuity Payment after the first Annuity Payment will not be affected by variations in mortality or expense experience.



LEGAL OR REGULATORY RESTRICTIONS ON TRANSACTIONS


If mandated under applicable law, the Company may be required to reject a premium payment. The Company may also be required to block a contract Owner's account and thereby refuse to pay any request for transfers, withdrawals, surrenders, death benefits or continue making Annuity Payments until instructions are received from the appropriate regulator.





ADDITIONAL FEDERAL TAX CONSIDERATIONS




NON-QUALIFIED CONTRACTS


DIVERSIFICATION. In order for your Non-Qualified Contract to be considered an annuity contract for federal income tax purposes, we must comply with certain diversification standards with respect to the investments underlying the contract. We believe that we satisfy and will continue to satisfy these diversification standards. Failure to meet these standards would result in immediate taxation to contract Owners of gains under their contracts. Inadvertent failure to meet these standards may be correctable.


CHANGES TO TAX RULES AND INTERPRETATIONS


Changes to applicable tax rules and interpretations can adversely affect the tax treatment of your contract. These changes may take effect retroactively.


We reserve the right to amend your contract where necessary to maintain its status as a variable annuity contract under federal tax law and to protect you and other contract Owners in the Investment Portfolios from adverse tax consequences.


3.8% INVESTMENT TAX


The 3.8% investment tax applies to investment income earned in households making at least $250,000 ($200,000 single) and will result in the following top tax rates on investment income: Capital Gains

23.8% Dividends
43.4% Other
43.4%

The table above also incorporates the scheduled increase in the capital gains rate from 15% to 20%, and the scheduled increase in the dividends rate from 15% to 39.6%.


QUALIFIED CONTRACTS


Annuity contracts purchased through tax qualified plans are subject to limitations imposed by the Code and regulations as a condition of tax qualification. There are various types of tax qualified plans which have certain beneficial tax consequences for contract Owners and plan participants.


TYPES OF QUALIFIED PLANS


The following list includes individual account-type plans which may hold an annuity contract as described in the Prospectus. Except for Traditional IRAs, they are established by an employer for participation of its employees.


IRA

Established by an individual, or employer as part of an employer plan.

SIMPLE

Established by a for-profit employer with fewer than 100 employees, based on IRA accounts for each participant.

SEP

Established by a for-profit employer, based on IRA accounts for each participant. Employer only contributions.

401(K), 401(A)

Established by for-profit employers, Section 501(c)(3) tax exempt and non-tax exempt entities, Indian Tribes.

403(B) TAX SHELTERED ANNUITY ("TSA")

Established by Section 501(c)(3) tax exempt entities, public schools (K-12), public colleges, universities, churches, synagogues and mosques.

457(B) GOVERNMENTAL SPONSOR

Established by state and local governments, public schools (K-12), public colleges and universities.

457(B) NON-GOVERNMENTAL SPONSOR

Established by a tax-exempt entity. Under a non-governmental plan, which must be a tax-exempt entity under Section 501(c) of the Code, all such investments of the plan are owned by and are subject to the claims of the general creditors of the sponsoring employer. In general, all amounts received under a non-governmental Section 457(b) plan are taxable and are subject to federal income tax withholding as wages.

ADDITIONAL INFORMATION REGARDING 457(B) PLANS

A 457(b) plan may provide a one-time election to make special one-time "catch-up" contributions in one or more of the participant's last three taxable years ending before the participant's normal retirement age under the plan. Participants in governmental 457(b) plans may not use both the age 50 or older catch-up and the special one-time catch-up contribution in the same taxable year. In general, contribution limits with respect to elective deferral and to age 50 plus catch-up contributions are not aggregated with contributions under the other types of qualified plans for the purposes of determining the limitations applicable to participants.

403(A)

If your benefit under the 403(b) plan is worth more than $5,000, the Code requires that your annuity protect your spouse if you die before you receive any payments under the annuity or if you die while payments are being made. You may waive these requirements with the written consent of your spouse. In general, designating a Beneficiary other than your spouse is considered a waiver and requires your spouse's written consent. Waiving these requirements may cause your monthly benefit to increase during your lifetime. Special rules apply to the withdrawal of excess contributions.

ROTH ACCOUNT

Individual or employee plan contributions made to certain plans on an after-tax basis. An IRA may be established as a Roth IRA, and 401(k), 403(b) and 457(b) plans may provide for Roth accounts.

ERISA


If your plan is subject to ERISA and you are married, the income payments, withdrawal provisions, and methods of payment of the death benefit under your contract may be subject to your spouse's rights as described below.


Generally, the spouse must give qualified consent whenever you elect to:


(a) choose income payments other than on a qualified joint and survivor annuity basis ("QJSA") (one under which we make payments to you during your lifetime and then make payments reduced by no more than 50% to your spouse for his or her remaining life, if any): or choose to waive the qualified pre-retirement survivor annuity benefit ("QPSA") (the benefit payable to the surviving spouse of a participant who dies with a vested interest in an accrued retirement benefit under the plan before payment of the benefit has begun);

(b) make certain withdrawals under plans for which a qualified consent is required;

(c)        name someone other than the spouse as your Beneficiary; or

(d)        use your accrued benefit as security for a loan exceeding $5,000.

Generally, there is no limit to the number of your elections as long as a qualified consent is given each time. The consent to waive the QJSA must meet certain requirements, including that it be in writing, that it acknowledges the identity of the designated Beneficiary and the form of benefit selected, dated, signed by your spouse, witnessed by a notary public or plan representative, and that it be in a form satisfactory to us. The waiver of the QJSA generally must be executed during the 180 day period (90 days for certain loans) ending on the date on which income payments are to commence, or the withdrawal or the loan is to be made, as the case may be. If you die before benefits commence, your surviving spouse will be your Beneficiary unless he or she has given a qualified consent otherwise.


The qualified consent to waive the QPSA benefit and the Beneficiary designation must be made in writing that acknowledges the designated Beneficiary, dated, signed by your spouse, witnessed by a notary public or plan representative and in a form satisfactory to us. Generally, there is no limit to the number of Beneficiary designations as long as a qualified consent accompanies each designation. The waiver of and the qualified consent for the QPSA benefit generally may not be given until the plan year in which you attain age 35. The waiver period for the QPSA ends on the date of your death.


If the present value of your benefit is worth $5,000 or less, your plan generally may provide for distribution of your entire interest in a lump sum without spousal consent.


COMPARISON OF PLAN LIMITS FOR INDIVIDUAL CONTRIBUTIONS


(1)   IRA: elective contribution: $5,500; catch-up contribution: $1,000

(2)   SIMPLE: elective contribution: $12,000; catch-up contribution: $2,500

(3)   401(K): elective contribution: $17,500; catch-up contribution: $5,500

(4)   SEP/401(A): (employer contributions only)

(5)   403(B) (TSA): elective contribution: $17,500; catch-up contribution:
      $5,500

(6)   457(B): elective contribution: $17,500; catch-up contribution: $5,500

Dollar limits are for 2014 and subject to cost-of-living adjustments in future years. Employer-sponsored individual account plans (other than 457(b) plans) may provide for additional employer contributions not to exceed the greater of $52,000 or 25% of an employee's compensation for 2014.


FEDERAL ESTATE TAXES


While no attempt is being made to discuss the federal estate tax implications of the contract, you should bear in mind that the value of an annuity contract owned by a decedent and payable to a Beneficiary by virtue of surviving the decedent is included in the decedent's gross estate. Depending on the terms of the annuity contract, the value of the annuity included in the gross estate may be the value of the lump sum payment payable to the designated Beneficiary or the actuarial value of the payments to be received by the Beneficiary. Consult an estate planning adviser for more information.


GENERATION-SKIPPING TRANSFER TAX


Under certain circumstances, the Code may impose a "generation-skipping transfer tax" when all or part of an annuity contract is transferred to, or a death benefit is paid to, an individual two or more generations younger than the contract Owner. Regulations issued under the Code may require us to deduct the tax from your contract, or from any applicable payment, and pay it directly to the IRS.


ANNUITY PURCHASE PAYMENTS BY NONRESIDENT ALIENS AND FOREIGN CORPORATIONS


The discussion above provides general information regarding U.S. federal income tax consequences to annuity purchasers that are U.S. citizens or residents. Purchasers that are not U.S. citizens or residents will generally be subject to U.S. federal withholding tax on taxable distributions from annuity contracts at a 30% rate, unless a lower treaty rate applies. In addition, purchasers may be subject to state and/or municipal taxes and taxes that may be imposed by the purchaser's country of citizenship or residence. Prospective purchasers are advised to consult with a qualified tax adviser regarding U.S., state and foreign taxation with respect to an annuity contract purchase.

CONDENSED FINANCIAL INFORMATION


The following charts list the Condensed Financial Information (the accumulation unit value information for the accumulation units outstanding) for contracts issued as of December 31, 2013. See "Purchase - Accumulation Units" in the prospectus for information on how accumulation unit values are calculated. The charts present accumulation unit values based upon which riders you select. The charts are in addition to the charts in the prospectus.



CLASS VA





                      1.40% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                     NUMBER OF
                                 ACCUMULATION     ACCUMULATION     ACCUMULATION
                                UNIT VALUE AT    UNIT VALUE AT        UNITS
                                 BEGINNING OF        END OF       OUTSTANDING AT
                                    PERIOD           PERIOD       END OF PERIOD
                               ---------------  ---------------  ---------------
MET INVESTORS SERIES TRUST
ALLIANCEBERNSTEIN GLOBAL DYNAMIC ALLOCATION SUB-ACCOUNT (CLASS B)
  05/02/2011    to  12/31/2011        9.998466         9.736046           0.0000
  01/01/2012    to  12/31/2012        9.736046        10.568199           0.0000
  01/01/2013    to  12/31/2013       10.568199        11.582847           0.0000
============   ==== ==========       =========        =========      ===========
AMERICAN FUNDS (Reg. TM) BALANCED ALLOCATION SUB-ACCOUNT (CLASS C)
  04/28/2008    to  12/31/2008       10.008465         7.011667           0.0000
  01/01/2009    to  12/31/2009        7.011667         8.941853           0.0000
  01/01/2010    to  12/31/2010        8.941853         9.889880           0.0000
  01/01/2011    to  12/31/2011        9.889880         9.545193      13,414.8780
  01/01/2012    to  12/31/2012        9.545193        10.685140      13,329.8765
  01/01/2013    to  12/31/2013       10.685140        12.489271      13,244.2863
============   ==== ==========       =========        =========      ===========
AMERICAN FUNDS (Reg. TM) GROWTH ALLOCATION SUB-ACCOUNT (CLASS C)
  04/28/2008    to  12/31/2008        9.998466         6.359814           0.0000
  01/01/2009    to  12/31/2009        6.359814         8.406163       3,849.8100
  01/01/2010    to  12/31/2010        8.406163         9.407014           0.0000
  01/01/2011    to  12/31/2011        9.407014         8.837455           0.0000
  01/01/2012    to  12/31/2012        8.837455        10.122028           0.0000
  01/01/2013    to  12/31/2013       10.122028        12.487463           0.0000
============   ==== ==========       =========        =========      ===========
AMERICAN FUNDS (Reg. TM) GROWTH SUB-ACCOUNT (CLASS C)
  04/28/2008    to  12/31/2008        9.988466         5.759683           0.0000
  01/01/2009    to  12/31/2009        5.759683         7.888359           0.0000
  01/01/2010    to  12/31/2010        7.888359         9.204295           0.0000
  01/01/2011    to  12/31/2011        9.204295         8.658934           0.0000
  01/01/2012    to  12/31/2012        8.658934        10.024592           0.0000
  01/01/2013    to  12/31/2013       10.024592        12.829618           0.0000
============   ==== ==========       =========        =========      ===========

                      1.40% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                     NUMBER OF
                                 ACCUMULATION     ACCUMULATION     ACCUMULATION
                                UNIT VALUE AT    UNIT VALUE AT        UNITS
                                 BEGINNING OF        END OF       OUTSTANDING AT
                                    PERIOD           PERIOD       END OF PERIOD
                               ---------------  ---------------  ---------------
AMERICAN FUNDS (Reg. TM) MODERATE ALLOCATION SUB-ACCOUNT (CLASS C)
  04/28/2008    to  12/31/2008       10.018465         7.685380           0.0000
  01/01/2009    to  12/31/2009        7.685380         9.351642           0.0000
  01/01/2010    to  12/31/2010        9.351642        10.135248           0.0000
  01/01/2011    to  12/31/2011       10.135248        10.013751      27,797.1269
  01/01/2012    to  12/31/2012       10.013751        10.944060      24,556.4463
  01/01/2013    to  12/31/2013       10.944060        12.251046      21,586.8612
============   ==== ==========       =========        =========      ===========
AQR GLOBAL RISK BALANCED SUB-ACCOUNT (CLASS B)
  05/02/2011    to  12/31/2011       10.344469        10.605240           0.0000
  01/01/2012    to  12/31/2012       10.605240        11.560958           0.0000
  01/01/2013    to  12/31/2013       11.560958        11.013615           0.0000
============   ==== ==========       =========        =========      ===========
BLACKROCK GLOBAL TACTICAL STRATEGIES SUB-ACCOUNT (CLASS B)
  05/02/2011    to  12/31/2011        9.998466         9.568536           0.0000
  01/01/2012    to  12/31/2012        9.568536        10.297225           0.0000
  01/01/2013    to  12/31/2013       10.297225        11.200807           0.0000
============   ==== ==========       =========        =========      ===========
BLACKROCK HIGH YIELD SUB-ACCOUNT (CLASS B)
  04/28/2008    to  12/31/2008       16.813285        12.577648           0.0000
  01/01/2009    to  12/31/2009       12.577648        18.188601           0.0000
  01/01/2010    to  12/31/2010       18.188601        20.764713           0.0000
  01/01/2011    to  12/31/2011       20.764713        20.956683           0.0000
  01/01/2012    to  12/31/2012       20.956683        24.082343           0.0000
  01/01/2013    to  12/31/2013       24.082343        25.963982           0.0000
============   ==== ==========       =========        =========      ===========
CLARION GLOBAL REAL ESTATE SUB-ACCOUNT (CLASS B)
  05/01/2004    to  12/31/2004        9.998849        12.833645           0.0000
  01/01/2005    to  12/31/2005       12.833645        14.337160      14,000.9392
  01/01/2006    to  12/31/2006       14.337160        19.451786      10,105.1697
  01/01/2007    to  12/31/2007       19.451786        16.301648       9,177.2604
  01/01/2008    to  12/31/2008       16.301648         9.375546       7,235.5819
  01/01/2009    to  12/31/2009        9.375546        12.456502       7,918.1300
  01/01/2010    to  12/31/2010       12.456502        14.261852       7,074.7329
  01/01/2011    to  12/31/2011       14.261852        13.278301       5,956.9535
  01/01/2012    to  12/31/2012       13.278301        16.495575       5,105.5722
  01/01/2013    to  12/31/2013       16.495575        16.842986       4,187.1044
============   ==== ==========       =========        =========      ===========

                      1.40% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                     NUMBER OF
                                 ACCUMULATION     ACCUMULATION     ACCUMULATION
                                UNIT VALUE AT    UNIT VALUE AT        UNITS
                                 BEGINNING OF        END OF       OUTSTANDING AT
                                    PERIOD           PERIOD       END OF PERIOD
                               ---------------  ---------------  ---------------
CLEARBRIDGE AGGRESSIVE GROWTH SUB-ACCOUNT (CLASS B)
 (FORMERLY LEGG MASON CLEARBRIDGE AGGRESSIVE GROWTH SUB-ACCOUNT (CLASS B))
  01/01/2004    to  12/31/2004        6.712800         7.177933      65,870.8065
  01/01/2005    to  12/31/2005        7.177933         8.039394      50,898.1842
  01/01/2006    to  12/31/2006        8.039394         7.790114      41,352.0629
  01/01/2007    to  12/31/2007        7.790114         7.855354      38,148.4793
  01/01/2008    to  12/31/2008        7.855354         4.720908      26,588.4443
  01/01/2009    to  12/31/2009        4.720908         6.189734      26,137.8000
  01/01/2010    to  12/31/2010        6.189734         7.555612      24,768.8950
  01/01/2011    to  12/31/2011        7.555612         7.692749      29,911.3510
  01/01/2012    to  12/31/2012        7.692749         8.989117      25,504.7496
  01/01/2013    to  12/31/2013        8.989117        12.906402      20,723.3873
============   ==== ==========      ==========       ==========      ===========
CLEARBRIDGE AGGRESSIVE GROWTH SUB-ACCOUNT (CLASS B)
 (FORMERLY LEGG MASON CLEARBRIDGE AGGRESSIVE GROWTH SUB-ACCOUNT (CLASS B) AND
  BEFORE THAT LEGG MASON VALUE EQUITY SUB-ACCOUNT (CLASS B))
  11/07/2005    to  12/31/2005       10.247260        10.625522           0.0000
  01/01/2006    to  12/31/2006       10.625522        11.167932      29,601.5217
  01/01/2007    to  12/31/2007       11.167932        10.361388      19,699.5312
  01/01/2008    to  12/31/2008       10.361388         4.636803      15,046.2167
  01/01/2009    to  12/31/2009        4.636803         6.308458      14,233.6000
  01/01/2010    to  12/31/2010        6.308458         6.677074      13,353.9191
  01/01/2011    to  04/29/2011        6.677074         7.099800           0.0000
============   ==== ==========      ==========       ==========      ===========
CLEARBRIDGE AGGRESSIVE GROWTH PORTFOLIO II SUB-ACCOUNT (CLASS B)
 (FORMERLY JANUS FORTY SUB-ACCOUNT (CLASS B))
  05/03/2010    to  12/31/2010      151.198798       155.491489           0.0000
  01/01/2011    to  12/31/2011      155.491489       141.764919           0.0000
  01/01/2012    to  12/31/2012      141.764919       171.257403           0.0000
  01/01/2013    to  12/31/2013      171.257403       217.489397           0.0000
============   ==== ==========      ==========       ==========      ===========
GOLDMAN SACHS MID CAP VALUE SUB-ACCOUNT (CLASS B)
  05/01/2004    to  12/31/2004        9.998849        11.971801         298.4523
  01/01/2005    to  12/31/2005       11.971801        13.285850         354.6628
  01/01/2006    to  12/31/2006       13.285850        15.157506         354.6628
  01/01/2007    to  12/31/2007       15.157506        15.408438         333.2809
  01/01/2008    to  12/31/2008       15.408438         9.712362         289.3136
  01/01/2009    to  12/31/2009        9.712362        12.671078         254.8800
  01/01/2010    to  12/31/2010       12.671078        15.522834         254.8819
  01/01/2011    to  12/31/2011       15.522834        14.344111         254.8819
  01/01/2012    to  12/31/2012       14.344111        16.706235         254.8819
  01/01/2013    to  12/31/2013       16.706235        21.852881         254.8819
============   ==== ==========      ==========       ==========      ===========

                      1.40% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                     NUMBER OF
                                 ACCUMULATION     ACCUMULATION     ACCUMULATION
                                UNIT VALUE AT    UNIT VALUE AT        UNITS
                                 BEGINNING OF        END OF       OUTSTANDING AT
                                    PERIOD           PERIOD       END OF PERIOD
                               ---------------  ---------------  ---------------
HARRIS OAKMARK INTERNATIONAL SUB-ACCOUNT (CLASS B)
  01/01/2004    to  12/31/2004       11.755482        13.970748       3,724.2255
  01/01/2005    to  12/31/2005       13.970748        15.738453       3,473.4598
  01/01/2006    to  12/31/2006       15.738453        19.997636       3,412.3007
  01/01/2007    to  12/31/2007       19.997636        19.497553       3,044.3701
  01/01/2008    to  12/31/2008       19.497553        11.365303       3,119.0694
  01/01/2009    to  12/31/2009       11.365303        17.378314       2,471.2100
  01/01/2010    to  12/31/2010       17.378314        19.950688       2,306.5056
  01/01/2011    to  12/31/2011       19.950688        16.869197       2,364.0608
  01/01/2012    to  12/31/2012       16.869197        21.499286       2,485.7274
  01/01/2013    to  12/31/2013       21.499286        27.664415       2,383.5607
============   ==== ==========       =========        =========       ==========
INVESCO BALANCED-RISK ALLOCATION SUB-ACCOUNT (CLASS B)
  04/30/2012    to  12/31/2012        1.010713         1.047990           0.0000
  01/01/2013    to  12/31/2013        1.047990         1.052652           0.0000
============   ==== ==========       =========        =========       ==========
INVESCO COMSTOCK SUB-ACCOUNT (CLASS B)
 (FORMERLY VAN KAMPEN COMSTOCK SUB-ACCOUNT (CLASS B))
  05/01/2005    to  12/31/2005        9.998849        10.475896       2,416.1290
  01/01/2006    to  12/31/2006       10.475896        11.989012       2,580.3993
  01/01/2007    to  12/31/2007       11.989012        11.526833       1,073.0525
  01/01/2008    to  12/31/2008       11.526833         7.284283       1,109.0177
  01/01/2009    to  12/31/2009        7.284283         9.091671       1,165.2500
  01/01/2010    to  12/31/2010        9.091671        10.297003       1,164.8150
  01/01/2011    to  12/31/2011       10.297003        10.003552       1,175.1383
  01/01/2012    to  12/31/2012       10.003552        11.682023       1,125.5786
  01/01/2013    to  12/31/2013       11.682023        15.596276       1,051.1817
============   ==== ==========       =========        =========       ==========
INVESCO MID CAP VALUE SUB-ACCOUNT (CLASS B)
 (FORMERLY LORD ABBETT MID CAP VALUE SUB-ACCOUNT (CLASS B)
  04/28/2008    to  12/31/2008       25.410560        16.742026       8,775.2885
  01/01/2009    to  12/31/2009       16.742026        20.889916       9,629.4700
  01/01/2010    to  12/31/2010       20.889916        25.858287       8,425.8887
  01/01/2011    to  12/31/2011       25.858287        24.556513       7,443.1598
  01/01/2012    to  12/31/2012       24.556513        27.772107       6,980.4930
  01/01/2013    to  12/31/2013       27.772107        35.685485       6,007.0673
============   ==== ==========       =========        =========       ==========

                      1.40% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                     NUMBER OF
                                 ACCUMULATION     ACCUMULATION     ACCUMULATION
                                UNIT VALUE AT    UNIT VALUE AT        UNITS
                                 BEGINNING OF        END OF       OUTSTANDING AT
                                    PERIOD           PERIOD       END OF PERIOD
                               ---------------  ---------------  ---------------
INVESCO SMALL CAP GROWTH SUB-ACCOUNT (CLASS B)
  01/01/2004    to  12/31/2004       11.602508        12.176705       2,454.6826
  01/01/2005    to  12/31/2005       12.176705        13.000440      16,975.7359
  01/01/2006    to  12/31/2006       13.000440        14.638413      14,013.1168
  01/01/2007    to  12/31/2007       14.638413        16.031837      16,051.2782
  01/01/2008    to  12/31/2008       16.031837         9.685902      12,721.1522
  01/01/2009    to  12/31/2009        9.685902        12.781463       7,096.0200
  01/01/2010    to  12/31/2010       12.781463        15.903943       6,721.8376
  01/01/2011    to  12/31/2011       15.903943        15.513737       5,163.8243
  01/01/2012    to  12/31/2012       15.513737        18.085742       4,433.5573
  01/01/2013    to  12/31/2013       18.085742        24.999529       3,553.3765
============   ==== ==========       =========        =========      ===========
JPMORGAN CORE BOND SUB-ACCOUNT (CLASS B)
  04/29/2013    to  12/31/2013       11.233089        10.685407           0.0000
============   ==== ==========       =========        =========      ===========
JPMORGAN CORE BOND SUB-ACCOUNT (CLASS B)
 (FORMERLY JPMORGAN CORE BOND SUB-ACCOUNT (CLASS C) AND BEFORE THAT AMERICAN
  FUNDS (Reg. TM) BOND
 SUB-ACCOUNT (CLASS C))
  04/28/2008    to  12/31/2008       10.038464         8.952370           0.0000
  01/01/2009    to  12/31/2009        8.952370         9.898027           0.0000
  01/01/2010    to  12/31/2010        9.898027        10.355895           0.0000
  01/01/2011    to  12/31/2011       10.355895        10.803464           0.0000
  01/01/2012    to  12/31/2012       10.803464        11.176171           0.0000
  01/01/2013    to  04/26/2013       11.176171        11.147420           0.0000
============   ==== ==========       =========        =========      ===========
JPMORGAN GLOBAL ACTIVE ALLOCATION SUB-ACCOUNT (CLASS B)
  04/30/2012    to  12/31/2012        1.012767         1.050036           0.0000
  01/01/2013    to  12/31/2013        1.050036         1.149200           0.0000
============   ==== ==========       =========        =========      ===========
LOOMIS SAYLES GLOBAL MARKETS SUB-ACCOUNT (CLASS B)
  05/01/2006    to  12/31/2006        9.988849        10.339483           0.0000
  01/01/2007    to  12/31/2007       10.339483        13.034716           0.0000
  01/01/2008    to  12/31/2008       13.034716         7.806924           0.0000
  01/01/2009    to  12/31/2009        7.806924        10.840694           0.0000
  01/01/2010    to  12/31/2010       10.840694        13.043247           0.0000
  01/01/2011    to  12/31/2011       13.043247        12.671555           0.0000
  01/01/2012    to  12/31/2012       12.671555        14.610029           0.0000
  01/01/2013    to  12/31/2013       14.610029        16.874573           0.0000
============   ==== ==========       =========        =========      ===========

                      1.40% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                     NUMBER OF
                                 ACCUMULATION     ACCUMULATION     ACCUMULATION
                                UNIT VALUE AT    UNIT VALUE AT        UNITS
                                 BEGINNING OF        END OF       OUTSTANDING AT
                                    PERIOD           PERIOD       END OF PERIOD
                               ---------------  ---------------  ---------------
LORD ABBETT BOND DEBENTURE SUB-ACCOUNT (CLASS B)
  01/01/2004    to  12/31/2004       16.103871        17.176230      18,511.1512
  01/01/2005    to  12/31/2005       17.176230        17.191034      28,047.0600
  01/01/2006    to  12/31/2006       17.191034        18.503458      23,869.5039
  01/01/2007    to  12/31/2007       18.503458        19.439891      19,586.3541
  01/01/2008    to  12/31/2008       19.439891        15.602834      13,621.1394
  01/01/2009    to  12/31/2009       15.602834        21.043810      11,431.1900
  01/01/2010    to  12/31/2010       21.043810        23.441889       4,729.0645
  01/01/2011    to  12/31/2011       23.441889        24.147479       4,699.2399
  01/01/2012    to  12/31/2012       24.147479        26.892804       4,652.8158
  01/01/2013    to  12/31/2013       26.892804        28.634885       4,595.0574
============   ==== ==========       =========        =========      ===========
MET/EATON VANCE FLOATING RATE SUB-ACCOUNT (CLASS B)
  05/03/2010    to  12/31/2010        9.998082        10.222713           0.0000
  01/01/2011    to  12/31/2011       10.222713        10.283298           0.0000
  01/01/2012    to  12/31/2012       10.283298        10.882908           0.0000
  01/01/2013    to  12/31/2013       10.882908        11.143289           0.0000
============   ==== ==========       =========        =========      ===========
MET/FRANKLIN LOW DURATION TOTAL RETURN SUB-ACCOUNT (CLASS B)
  05/02/2011    to  12/31/2011        9.988083         9.767007           0.0000
  01/01/2012    to  12/31/2012        9.767007        10.054067           0.0000
  01/01/2013    to  12/31/2013       10.054067        10.029369           0.0000
============   ==== ==========       =========        =========      ===========
MET/PUTNAM RESEARCH SUB-ACCOUNT (CLASS B)
  01/01/2004    to  11/19/2004        7.722500         7.933271         181.9115
============   ==== ==========       =========        =========      ===========
MET/TEMPLETON INTERNATIONAL BOND SUB-ACCOUNT (CLASS B)
  05/04/2009    to  12/31/2009        9.998466        10.897166           0.0000
  01/01/2010    to  12/31/2010       10.897166        12.200953           0.0000
  01/01/2011    to  12/31/2011       12.200953        11.991877           0.0000
  01/01/2012    to  12/31/2012       11.991877        13.513736           0.0000
  01/01/2013    to  12/31/2013       13.513736        13.464108           0.0000
============   ==== ==========       =========        =========      ===========
METLIFE BALANCED PLUS SUB-ACCOUNT (CLASS B)
  05/02/2011    to  12/31/2011        9.998466         9.383458           0.0000
  01/01/2012    to  12/31/2012        9.383458        10.465180           0.0000
  01/01/2013    to  12/31/2013       10.465180        11.801777           0.0000
============   ==== ==========       =========        =========      ===========
METLIFE MULTI-INDEX TARGETED RISK SUB-ACCOUNT (CLASS B)
  04/29/2013    to  12/31/2013        1.079734         1.129006           0.0000
============   ==== ==========       =========        =========      ===========

                      1.40% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                    NUMBER OF
                                 ACCUMULATION     ACCUMULATION     ACCUMULATION
                                UNIT VALUE AT    UNIT VALUE AT        UNITS
                                 BEGINNING OF        END OF       OUTSTANDING AT
                                    PERIOD           PERIOD       END OF PERIOD
                               ---------------  ---------------  ---------------
MFS (Reg. TM) EMERGING MARKETS EQUITY SUB-ACCOUNT (CLASS B)
  05/01/2006    to  12/31/2006        9.988849        10.478532           0.0000
  01/01/2007    to  12/31/2007       10.478532        14.115716           0.0000
  01/01/2008    to  12/31/2008       14.115716         6.189533       6,225.3675
  01/01/2009    to  12/31/2009        6.189533        10.311678       9,960.9200
  01/01/2010    to  12/31/2010       10.311678        12.573888       6,365.5277
  01/01/2011    to  12/31/2011       12.573888        10.080204       6,127.4905
  01/01/2012    to  12/31/2012       10.080204        11.817517       5,735.7656
  01/01/2013    to  12/31/2013       11.817517        11.072761       5,479.2423
============   ==== ==========       =========        =========       ==========
MFS (Reg. TM) RESEARCH INTERNATIONAL SUB-ACCOUNT (CLASS B)
  01/01/2004    to  12/31/2004        9.491245        11.189560       9,254.3834
  01/01/2005    to  12/31/2005       11.189560        12.850864       7,396.7334
  01/01/2006    to  12/31/2006       12.850864        16.047013       4,180.7119
  01/01/2007    to  12/31/2007       16.047013        17.934775       2,820.0135
  01/01/2008    to  12/31/2008       17.934775        10.197634       2,902.7384
  01/01/2009    to  12/31/2009       10.197634        13.236719       4,040.4300
  01/01/2010    to  12/31/2010       13.236719        14.548673       3,057.0909
  01/01/2011    to  12/31/2011       14.548673        12.816060       2,701.2104
  01/01/2012    to  12/31/2012       12.816060        14.755778       2,628.5959
  01/01/2013    to  12/31/2013       14.755778        17.355494       2,618.3111
============   ==== ==========       =========        =========       ==========
PIMCO INFLATION PROTECTED BOND SUB-ACCOUNT (CLASS B)
  01/01/2004    to  12/31/2004       10.435925        11.217736         556.5779
  01/01/2005    to  12/31/2005       11.217736        11.215657         689.2223
  01/01/2006    to  12/31/2006       11.215657        11.102944         689.2223
  01/01/2007    to  12/31/2007       11.102944        12.129906         647.6697
  01/01/2008    to  12/31/2008       12.129906        11.136801         562.2281
  01/01/2009    to  12/31/2009       11.136801        12.964097         495.3200
  01/01/2010    to  12/31/2010       12.964097        13.776063         495.3163
  01/01/2011    to  12/31/2011       13.776063        15.098543         495.3163
  01/01/2012    to  12/31/2012       15.098543        16.247044         495.3163
  01/01/2013    to  12/31/2013       16.247044        14.535178         495.3163
============   ==== ==========       =========        =========       ==========

                       1.40% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                     NUMBER OF
                                 ACCUMULATION     ACCUMULATION     ACCUMULATION
                                UNIT VALUE AT    UNIT VALUE AT        UNITS
                                 BEGINNING OF        END OF       OUTSTANDING AT
                                    PERIOD           PERIOD       END OF PERIOD
                               ---------------  ---------------  ---------------
PIMCO TOTAL RETURN SUB-ACCOUNT (CLASS B)
  01/01/2004    to  12/31/2004       11.679662        12.090485     108,382.5282
  01/01/2005    to  12/31/2005       12.090485        12.190831      96,239.4683
  01/01/2006    to  12/31/2006       12.190831        12.564918      84,956.6688
  01/01/2007    to  12/31/2007       12.564918        13.326509      68,438.8917
  01/01/2008    to  12/31/2008       13.326509        13.194597      40,867.8768
  01/01/2009    to  12/31/2009       13.194597        15.356937      33,287.4400
  01/01/2010    to  12/31/2010       15.356937        16.380770      26,006.0241
  01/01/2011    to  12/31/2011       16.380770        16.665641      25,644.9554
  01/01/2012    to  12/31/2012       16.665641        17.956240      23,023.9231
  01/01/2013    to  12/31/2013       17.956240        17.367454      18,801.9472
============   ==== ==========       =========        =========     ============
PIONEER FUND SUB-ACCOUNT (CLASS B)
  05/04/2009    to  12/31/2009       13.397802        16.425177       2,075.6200
  01/01/2010    to  12/31/2010       16.425177        18.777287       2,063.9537
  01/01/2011    to  12/31/2011       18.777287        17.614620       2,054.1421
  01/01/2012    to  12/31/2012       17.614620        19.170865       1,554.3428
  01/01/2013    to  12/31/2013       19.170865        25.088677       1,544.3195
============   ==== ==========       =========        =========     ============
PIONEER STRATEGIC INCOME SUB-ACCOUNT (CLASS E)
  05/03/2010    to  12/31/2010       23.790141        24.988740           0.0000
  01/01/2011    to  12/31/2011       24.988740        25.494157           0.0000
  01/01/2012    to  12/31/2012       25.494157        28.017476           0.0000
  01/01/2013    to  12/31/2013       28.017476        28.017763           0.0000
============   ==== ==========       =========        =========     ============
PYRAMIS (Reg. TM) GOVERNMENT INCOME SUB-ACCOUNT (CLASS B)
  05/02/2011    to  12/31/2011        9.998466        10.755453           0.0000
  01/01/2012    to  12/31/2012       10.755453        10.939129           0.0000
  01/01/2013    to  12/31/2013       10.939129        10.299529           0.0000
============   ==== ==========       =========        =========     ============
PYRAMIS (Reg. TM) MANAGED RISK SUB-ACCOUNT (CLASS B)
  04/29/2013    to  12/31/2013       10.216095        10.753200           0.0000
============   ==== ==========       =========        =========     ============
SCHRODERS GLOBAL MULTI-ASSET SUB-ACCOUNT (CLASS B)
  04/30/2012    to  12/31/2012        1.010746         1.068149           0.0000
  01/01/2013    to  12/31/2013        1.068149         1.159797           0.0000
============   ==== ==========       =========        =========     ============
SSGA GROWTH AND INCOME ETF SUB-ACCOUNT (CLASS B)
  11/10/2008    to  12/31/2008        8.405270         8.571201           0.0000
  01/01/2009    to  12/31/2009        8.571201        10.555519           0.0000
  01/01/2010    to  12/31/2010       10.555519        11.682751           0.0000
  01/01/2011    to  12/31/2011       11.682751        11.642906           0.0000
  01/01/2012    to  12/31/2012       11.642906        12.954905           0.0000
  01/01/2013    to  12/31/2013       12.954905        14.426778           0.0000
============   ==== ==========       =========        =========     ============

                      1.40% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                    NUMBER OF
                                 ACCUMULATION     ACCUMULATION     ACCUMULATION
                                UNIT VALUE AT    UNIT VALUE AT        UNITS
                                 BEGINNING OF        END OF       OUTSTANDING AT
                                    PERIOD           PERIOD       END OF PERIOD
                               ---------------  ---------------  ---------------
SSGA GROWTH ETF SUB-ACCOUNT (CLASS B)
  11/10/2008    to  12/31/2008        7.782527         7.858087       6,447.1188
  01/01/2009    to  12/31/2009        7.858087        10.003688       6,241.9600
  01/01/2010    to  12/31/2010       10.003688        11.260907       6,070.4531
  01/01/2011    to  12/31/2011       11.260907        10.868245       1,826.6656
  01/01/2012    to  12/31/2012       10.868245        12.327324       1,705.6486
  01/01/2013    to  12/31/2013       12.327324        14.352831       1,597.3492
============   ==== ==========       =========        =========      ===========
T. ROWE PRICE LARGE CAP VALUE SUB-ACCOUNT (CLASS B)
  01/01/2004    to  12/31/2004       43.085314        47.857828      10,963.9496
  01/01/2005    to  12/31/2005       47.857828        48.795052       5,284.7123
  01/01/2006    to  12/31/2006       48.795052        56.676303       4,392.7837
  01/01/2007    to  12/31/2007       56.676303        57.963907       4,240.7870
  01/01/2008    to  12/31/2008       57.963907        36.390485       4,040.8398
  01/01/2009    to  12/31/2009       36.390485        42.484860       4,053.8500
  01/01/2010    to  12/31/2010       42.484860        49.024477       3,681.8561
  01/01/2011    to  12/31/2011       49.024477        46.405570       3,920.4239
  01/01/2012    to  12/31/2012       46.405570        53.983597       3,423.1095
  01/01/2013    to  12/31/2013       53.983597        71.213135       3,297.8966
============   ==== ==========       =========        =========      ===========
T. ROWE PRICE MID CAP GROWTH SUB-ACCOUNT (CLASS B)
  01/01/2004    to  12/31/2004        6.124338         7.115346      41,832.8542
  01/01/2005    to  12/31/2005        7.115346         8.043025      37,015.6615
  01/01/2006    to  12/31/2006        8.043025         8.420410      28,999.0937
  01/01/2007    to  12/31/2007        8.420410         9.767155      28,195.5471
  01/01/2008    to  12/31/2008        9.767155         5.802712      18,348.4507
  01/01/2009    to  12/31/2009        5.802712         8.323983      20,989.4800
  01/01/2010    to  12/31/2010        8.323983        10.480662      20,037.0476
  01/01/2011    to  12/31/2011       10.480662        10.164966      18,964.2290
  01/01/2012    to  12/31/2012       10.164966        11.394364      17,739.6161
  01/01/2013    to  12/31/2013       11.394364        15.345991      16,056.4500
============   ==== ==========       =========        =========      ===========
THIRD AVENUE SMALL CAP VALUE SUB-ACCOUNT (CLASS B)
  01/01/2004    to  12/31/2004       11.480838        14.321488       4,856.2263
  01/01/2005    to  12/31/2005       14.321488        16.308935       4,334.0489
  01/01/2006    to  12/31/2006       16.308935        18.194563       4,797.1456
  01/01/2007    to  12/31/2007       18.194563        17.398251       4,705.6293
  01/01/2008    to  12/31/2008       17.398251        12.039391      11,307.6592
  01/01/2009    to  12/31/2009       12.039391        15.012256       4,093.4200
  01/01/2010    to  12/31/2010       15.012256        17.749214       4,125.1331
  01/01/2011    to  12/31/2011       17.749214        15.930335       3,928.4767
  01/01/2012    to  12/31/2012       15.930335        18.533118       3,984.2863
  01/01/2013    to  12/31/2013       18.533118        24.205448       3,984.7785
============   ==== ==========       =========        =========      ===========

                      1.40% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                    NUMBER OF
                                 ACCUMULATION     ACCUMULATION     ACCUMULATION
                                UNIT VALUE AT    UNIT VALUE AT        UNITS
                                 BEGINNING OF        END OF       OUTSTANDING AT
                                    PERIOD           PERIOD       END OF PERIOD
                               ---------------  ---------------  ---------------
METROPOLITAN SERIES FUND
BAILLIE GIFFORD INTERNATIONAL STOCK SUB-ACCOUNT (CLASS B)
  04/29/2013    to  12/31/2013       14.146260        15.524057       7,099.2374
============   ==== ==========       =========        =========      ===========
BAILLIE GIFFORD INTERNATIONAL STOCK SUB-ACCOUNT (CLASS B)
 (FORMERLY AMERICAN FUNDS (Reg. TM) INTERNATIONAL SUB-ACCOUNT (CLASS C))
  04/28/2008    to  12/31/2008       10.088462         6.054941           0.0000
  01/01/2009    to  12/31/2009        6.054941         8.511771           0.0000
  01/01/2010    to  12/31/2010        8.511771         8.972039           0.0000
  01/01/2011    to  12/31/2011        8.972039         7.583656           0.0000
  01/01/2012    to  12/31/2012        7.583656         8.781971           0.0000
  01/01/2013    to  04/26/2013        8.781971         9.108137           0.0000
============   ==== ==========       =========        =========      ===========
BARCLAYS AGGREGATE BOND INDEX SUB-ACCOUNT (CLASS G)
 (FORMERLY BARCLAYS CAPITAL AGGREGATE BOND INDEX SUB-ACCOUNT (CLASS G))
  05/04/2009    to  12/31/2009       14.416992        14.922931           0.0000
  01/01/2010    to  12/31/2010       14.922931        15.547001           0.0000
  01/01/2011    to  12/31/2011       15.547001        16.427651           0.0000
  01/01/2012    to  12/31/2012       16.427651        16.778460           0.0000
  01/01/2013    to  12/31/2013       16.778460        16.119922           0.0000
============   ==== ==========       =========        =========      ===========
BLACKROCK MONEY MARKET SUB-ACCOUNT (CLASS B)
  05/01/2005    to  12/31/2005        9.962131        10.067108       1,506.1577
  01/01/2006    to  12/31/2006       10.067108        10.379339       1,528.5288
  01/01/2007    to  12/31/2007       10.379339        10.726990       1,615.8009
  01/01/2008    to  12/31/2008       10.726990        10.852384      34,587.3751
  01/01/2009    to  12/31/2009       10.852384        10.728603      25,831.3700
  01/01/2010    to  12/31/2010       10.728603        10.579444      25,268.9084
  01/01/2011    to  12/31/2011       10.579444        10.432759      12,869.7227
  01/01/2012    to  12/31/2012       10.432759        10.286924      14,296.1254
  01/01/2013    to  12/31/2013       10.286924        10.143906      12,323.7429
============   ==== ==========       =========        =========      ===========
BLACKROCK MONEY MARKET SUB-ACCOUNT (CLASS B)
 (FORMERLY MET INVESTORS SERIES TRUST - MONEY MARKET SUB-ACCOUNT (CLASS B))
  01/01/2004    to  12/31/2004       10.025490         9.949131       1,143.9346
  01/01/2005    to  04/30/2005        9.949131         9.962144           0.0000
============   ==== ==========       =========        =========      ===========

                      1.40% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                     NUMBER OF
                                 ACCUMULATION     ACCUMULATION     ACCUMULATION
                                UNIT VALUE AT    UNIT VALUE AT        UNITS
                                 BEGINNING OF        END OF       OUTSTANDING AT
                                    PERIOD           PERIOD       END OF PERIOD
                               ---------------  ---------------  ---------------
DAVIS VENTURE VALUE SUB-ACCOUNT (CLASS E)
  01/01/2004    to  12/31/2004       10.774657        11.914458      62,017.0154
  01/01/2005    to  12/31/2005       11.914458        12.940186      55,913.7510
  01/01/2006    to  12/31/2006       12.940186        14.599039      44,108.4589
  01/01/2007    to  12/31/2007       14.599039        15.032974      41,915.2048
  01/01/2008    to  12/31/2008       15.032974         8.974351      28,401.1058
  01/01/2009    to  12/31/2009        8.974351        11.666208      32,587.0700
  01/01/2010    to  12/31/2010       11.666208        12.863512      26,642.3802
  01/01/2011    to  12/31/2011       12.863512        12.154912      26,023.6926
  01/01/2012    to  12/31/2012       12.154912        13.507356      22,699.9065
  01/01/2013    to  12/31/2013       13.507356        17.785459      19,568.7217
============   ==== ==========       =========        =========      ===========
FRONTIER MID CAP GROWTH SUB-ACCOUNT (CLASS B)
  04/29/2013    to  12/31/2013       15.021444        17.907061         714.2934
============   ==== ==========       =========        =========      ===========
FRONTIER MID CAP GROWTH SUB-ACCOUNT (CLASS B)
 (FORMERLY TURNER MID CAP GROWTH SUB-ACCOUNT (CLASS B))
  05/01/2004    to  12/31/2004        9.998849        11.115049         875.3682
  01/01/2005    to  12/31/2005       11.115049        12.205834         951.2599
  01/01/2006    to  12/31/2006       12.205834        12.767461         905.9215
  01/01/2007    to  12/31/2007       12.767461        15.629122         923.7444
  01/01/2008    to  12/31/2008       15.629122         7.967778         810.0548
  01/01/2009    to  12/31/2009        7.967778        11.562776         686.6500
  01/01/2010    to  12/31/2010       11.562776        14.499290         667.3441
  01/01/2011    to  12/31/2011       14.499290        13.230706         636.9405
  01/01/2012    to  12/31/2012       13.230706        13.831133         655.6685
  01/01/2013    to  04/26/2013       13.831133        14.924427           0.0000
============   ==== ==========       =========        =========      ===========
JENNISON GROWTH SUB-ACCOUNT (CLASS B)
  01/01/2004    to  12/31/2004        9.755498        10.479270           0.0000
  01/01/2005    to  12/31/2005       10.479270        11.732904       3,331.0108
  01/01/2006    to  12/31/2006       11.732904        11.862235       5,886.8681
  01/01/2007    to  12/31/2007       11.862235        13.028539       3,995.2464
  01/01/2008    to  12/31/2008       13.028539         8.151742       3,256.8272
  01/01/2009    to  12/31/2009        8.151742        11.218662       5,675.6000
  01/01/2010    to  12/31/2010       11.218662        12.314380       2,728.3696
  01/01/2011    to  12/31/2011       12.314380        12.170454       2,694.4130
  01/01/2012    to  12/31/2012       12.170454        13.867318       2,895.4428
  01/01/2013    to  12/31/2013       13.867318        18.697531       3,019.0815
============   ==== ==========       =========        =========      ===========

                      1.40% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                     NUMBER OF
                                 ACCUMULATION     ACCUMULATION     ACCUMULATION
                                UNIT VALUE AT    UNIT VALUE AT        UNITS
                                 BEGINNING OF        END OF       OUTSTANDING AT
                                    PERIOD           PERIOD       END OF PERIOD
                               ---------------  ---------------  ---------------
JENNISON GROWTH SUB-ACCOUNT (CLASS B)
 (FORMERLY JENNISON LARGE CAP EQUITY SUB-ACCOUNT (CLASS B) AND BEFORE THAT
  RAINIER LARGE CAP EQUITY SUB-ACCOUNT (CLASS B))
  11/12/2007    to  12/31/2007        9.565560         9.983869           0.0000
  01/01/2008    to  12/31/2008        9.983869         5.728987           0.0000
  01/01/2009    to  12/31/2009        5.728987         6.962871           0.0000
  01/01/2010    to  12/31/2010        6.962871         7.922419           0.0000
  01/01/2011    to  12/31/2011        7.922419         7.512522           0.0000
  01/01/2012    to  12/31/2012        7.512522         8.346300           0.0000
  01/01/2013    to  04/26/2013        8.346300         8.969483           0.0000
============   ==== ==========       =========        =========      ===========
JENNISON GROWTH SUB-ACCOUNT (CLASS B)
 (FORMERLY OPPENHEIMER CAPITAL APPRECIATION SUB-ACCOUNT (CLASS B))
  01/01/2004    to  12/31/2004        7.964318         8.356218      11,743.6700
  01/01/2005    to  12/31/2005        8.356218         8.628835       4,589.0843
  01/01/2006    to  12/31/2006        8.628835         9.157247       4,954.7569
  01/01/2007    to  12/31/2007        9.157247        10.319460       4,559.6935
  01/01/2008    to  12/31/2008       10.319460         5.500886       5,099.0168
  01/01/2009    to  12/31/2009        5.500886         7.795018       5,556.2100
  01/01/2010    to  12/31/2010        7.795018         8.408984         924.3882
  01/01/2011    to  12/31/2011        8.408984         8.177831         559.6554
  01/01/2012    to  04/27/2012        8.177831         9.200030           0.0000
============   ==== ==========       =========        =========      ===========
MET/ARTISAN MID CAP VALUE SUB-ACCOUNT (CLASS B)
  01/01/2004    to  12/31/2004       13.979999        15.115774       9,724.9868
  01/01/2005    to  12/31/2005       15.115774        16.353241       4,751.6475
  01/01/2006    to  12/31/2006       16.353241        18.089623       4,857.8146
  01/01/2007    to  12/31/2007       18.089623        16.574803       4,820.1811
  01/01/2008    to  12/31/2008       16.574803         8.803766       5,045.3033
  01/01/2009    to  12/31/2009        8.803766        12.257933       4,848.1500
  01/01/2010    to  12/31/2010       12.257933        13.871731       3,724.4384
  01/01/2011    to  12/31/2011       13.871731        14.567112       3,680.0801
  01/01/2012    to  12/31/2012       14.567112        16.027083       3,074.7498
  01/01/2013    to  12/31/2013       16.027083        21.574346       3,067.5252
============   ==== ==========       =========        =========      ===========
MET/DIMENSIONAL INTERNATIONAL SMALL COMPANY SUB-ACCOUNT (CLASS B)
  11/10/2008    to  12/31/2008       10.065756        10.135898           0.0000
  01/01/2009    to  12/31/2009       10.135898        14.264505           0.0000
  01/01/2010    to  12/31/2010       14.264505        17.243796           0.0000
  01/01/2011    to  12/31/2011       17.243796        14.240851           0.0000
  01/01/2012    to  12/31/2012       14.240851        16.555969           0.0000
  01/01/2013    to  12/31/2013       16.555969        20.832100           0.0000
============   ==== ==========       =========        =========      ===========

                      1.40% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                     NUMBER OF
                                 ACCUMULATION     ACCUMULATION     ACCUMULATION
                                UNIT VALUE AT    UNIT VALUE AT        UNITS
                                 BEGINNING OF        END OF       OUTSTANDING AT
                                    PERIOD           PERIOD       END OF PERIOD
                               ---------------  ---------------  ---------------
METLIFE MID CAP STOCK INDEX SUB-ACCOUNT (CLASS G)
  05/04/2009    to  12/31/2009       11.080797        13.811986           0.0000
  01/01/2010    to  12/31/2010       13.811986        17.150152           0.0000
  01/01/2011    to  12/31/2011       17.150152        16.533463           0.0000
  01/01/2012    to  12/31/2012       16.533463        19.117308           0.0000
  01/01/2013    to  12/31/2013       19.117308        25.026044           0.0000
============   ==== ==========       =========        =========       ==========
METLIFE STOCK INDEX SUB-ACCOUNT (CLASS B)
  01/01/2004    to  12/31/2004       10.453078        11.366871       1,203.8796
  01/01/2005    to  12/31/2005       11.366871        11.701349       1,030.7293
  01/01/2006    to  12/31/2006       11.701349        13.294095       1,029.1218
  01/01/2007    to  12/31/2007       13.294095        13.763155       1,027.6793
  01/01/2008    to  12/31/2008       13.763155         8.516314       1,258.7903
  01/01/2009    to  12/31/2009        8.516314        10.576822       1,251.2900
  01/01/2010    to  12/31/2010       10.576822        11.943557         841.4612
  01/01/2011    to  12/31/2011       11.943557        11.972839         840.0190
  01/01/2012    to  12/31/2012       11.972839        13.629727          87.5490
  01/01/2013    to  12/31/2013       13.629727        17.704209          86.8003
============   ==== ==========       =========        =========       ==========
MFS (Reg. TM) VALUE SUB-ACCOUNT (CLASS B)
  04/29/2013    to  12/31/2013       18.897313        22.080341           0.0000
============   ==== ==========       =========        =========       ==========
MFS (Reg. TM) VALUE SUB-ACCOUNT (CLASS B)
 (FORMERLY MET/FRANKLIN MUTUAL SHARES SUB-ACCOUNT (CLASS B))
  04/28/2008    to  12/31/2008        9.998466         6.600141           0.0000
  01/01/2009    to  12/31/2009        6.600141         8.127948           0.0000
  01/01/2010    to  12/31/2010        8.127948         8.898507           0.0000
  01/01/2011    to  12/31/2011        8.898507         8.727061           0.0000
  01/01/2012    to  12/31/2012        8.727061         9.802627           0.0000
  01/01/2013    to  04/26/2013        9.802627        10.737897           0.0000
============   ==== ==========       =========        =========       ==========
MSCI EAFE (Reg. TM) INDEX SUB-ACCOUNT (CLASS G)
 (FORMERLY MORGAN STANLEY EAFE (Reg. TM) SUB-ACCOUNT (CLASS G))
  05/04/2009    to  12/31/2009        9.228298        11.891988           0.0000
  01/01/2010    to  12/31/2010       11.891988        12.637230           0.0000
  01/01/2011    to  12/31/2011       12.637230        10.885092           0.0000
  01/01/2012    to  12/31/2012       10.885092        12.658483           0.0000
  01/01/2013    to  12/31/2013       12.658483        15.158408           0.0000
============   ==== ==========       =========        =========       ==========
NEUBERGER BERMAN GENESIS SUB-ACCOUNT (CLASS B)
  04/29/2013    to  12/31/2013       20.072182        25.065607          54.3052
============   ==== ==========       =========        =========       ==========

                      1.40% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                     NUMBER OF
                                 ACCUMULATION     ACCUMULATION     ACCUMULATION
                                UNIT VALUE AT    UNIT VALUE AT        UNITS
                                 BEGINNING OF        END OF       OUTSTANDING AT
                                    PERIOD           PERIOD       END OF PERIOD
                               ---------------  ---------------  ---------------
NEUBERGER BERMAN GENESIS SUB-ACCOUNT (CLASS B)
 (FORMERLY MLA MID CAP SUB-ACCOUNT (CLASS B))
  01/01/2004    to  12/31/2004       12.026501        13.566810         750.0953
  01/01/2005    to  12/31/2005       13.566810        14.456870         725.3353
  01/01/2006    to  12/31/2006       14.456870        16.348558         717.7279
  01/01/2007    to  12/31/2007       16.348558        15.683126         704.3003
  01/01/2008    to  12/31/2008       15.683126         9.541425         780.3380
  01/01/2009    to  12/31/2009        9.541425        12.867595         877.0500
  01/01/2010    to  12/31/2010       12.867595        15.589341          67.8639
  01/01/2011    to  12/31/2011       15.589341        14.561957          67.2321
  01/01/2012    to  12/31/2012       14.561957        15.117416          66.6068
  01/01/2013    to  04/26/2013       15.117416        16.391440           0.0000
============   ==== ==========       =========        =========       ==========
RUSSELL 2000 (Reg. TM) INDEX SUB-ACCOUNT (CLASS G)
  05/04/2009    to  12/31/2009       11.439470        14.080159           0.0000
  01/01/2010    to  12/31/2010       14.080159        17.570302           0.0000
  01/01/2011    to  12/31/2011       17.570302        16.576659           0.0000
  01/01/2012    to  12/31/2012       16.576659        18.951311           0.0000
  01/01/2013    to  12/31/2013       18.951311        25.811950           0.0000
============   ==== ==========       =========        =========       ==========
T. ROWE PRICE LARGE CAP GROWTH SUB-ACCOUNT (CLASS B)
  04/29/2013    to  12/31/2013       17.424984        22.002126       8,293.7517
============   ==== ==========       =========        =========       ==========
T. ROWE PRICE LARGE CAP GROWTH SUB-ACCOUNT (CLASS B)
 (FORMERLY RCM TECHNOLOGY SUB-ACCOUNT (CLASS B))
  01/01/2004    to  12/31/2004        4.599830         4.340121       2,265.6593
  01/01/2005    to  12/31/2005        4.340121         4.751414       2,719.2210
  01/01/2006    to  12/31/2006        4.751414         4.936039       2,509.6438
  01/01/2007    to  12/31/2007        4.936039         6.401365       2,636.4598
  01/01/2008    to  12/31/2008        6.401365         3.506238       2,233.5153
  01/01/2009    to  12/31/2009        3.506238         5.496567       1,662.0300
  01/01/2010    to  12/31/2010        5.496567         6.921055       1,616.7319
  01/01/2011    to  12/31/2011        6.921055         6.149678       1,492.5638
  01/01/2012    to  12/31/2012        6.149678         6.798564       1,506.3298
  01/01/2013    to  04/26/2013        6.798564         7.109403           0.0000
============   ==== ==========       =========        =========       ==========
VAN ECK GLOBAL NATURAL RESOURCES SUB-ACCOUNT (CLASS B)
  05/04/2009    to  12/31/2009       11.627576        14.787114           0.0000
  01/01/2010    to  12/31/2010       14.787114        18.813900           0.0000
  01/01/2011    to  12/31/2011       18.813900        15.459213           0.0000
  01/01/2012    to  12/31/2012       15.459213        15.636178           0.0000
  01/01/2013    to  12/31/2013       15.636178        17.077069           0.0000
============   ==== ==========       =========        =========       ==========

                      1.40% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                     NUMBER OF
                                 ACCUMULATION     ACCUMULATION     ACCUMULATION
                                UNIT VALUE AT    UNIT VALUE AT        UNITS
                                 BEGINNING OF        END OF       OUTSTANDING AT
                                    PERIOD           PERIOD       END OF PERIOD
                               ---------------  ---------------  ---------------
WESTERN ASSET MANAGEMENT U.S. GOVERNMENT SUB-ACCOUNT (CLASS B)
  05/01/2005    to  12/31/2005       15.802857        15.786672           0.0000
  01/01/2006    to  12/31/2006       15.786672        16.177236           0.0000
  01/01/2007    to  12/31/2007       16.177236        16.594510           0.0000
  01/01/2008    to  12/31/2008       16.594510        16.276104           0.0000
  01/01/2009    to  12/31/2009       16.276104        16.704705           0.0000
  01/01/2010    to  12/31/2010       16.704705        17.377242           0.0000
  01/01/2011    to  12/31/2011       17.377242        18.038617           0.0000
  01/01/2012    to  12/31/2012       18.038617        18.328610           0.0000
  01/01/2013    to  12/31/2013       18.328610        17.910177           0.0000
============   ==== ==========       =========        =========       ==========
MET INVESTORS SERIES TRUST -  METLIFE ASSET ALLOCATION PROGRAM
METLIFE AGGRESSIVE STRATEGY SUB-ACCOUNT (CLASS B)
  11/22/2004    to  12/31/2004       10.302502        10.691554           0.0000
  01/01/2005    to  12/31/2005       10.691554        11.637720           0.0000
  01/01/2006    to  12/31/2006       11.637720        13.042619           0.0000
  01/01/2007    to  12/31/2007       13.042619        13.231586           0.0000
  01/01/2008    to  12/31/2008       13.231586         7.722094       3,780.5518
  01/01/2009    to  12/31/2009        7.722094        10.100668       3,760.0100
  01/01/2010    to  12/31/2010       10.100668        11.603880       3,745.0349
  01/01/2011    to  12/31/2011       11.603880        10.781962       3,731.8830
  01/01/2012    to  12/31/2012       10.781962        12.411214           0.0000
  01/01/2013    to  12/31/2013       12.411214        15.849987       1,086.5641
============   ==== ==========       =========        =========       ==========
METLIFE BALANCED STRATEGY SUB-ACCOUNT (CLASS B)
  11/22/2004    to  12/31/2004       10.102642        10.395455           0.0000
  01/01/2005    to  12/31/2005       10.395455        10.981407           0.0000
  01/01/2006    to  12/31/2006       10.981407        12.126242           0.0000
  01/01/2007    to  12/31/2007       12.126242        12.540561           0.0000
  01/01/2008    to  12/31/2008       12.540561         8.416529           0.0000
  01/01/2009    to  12/31/2009        8.416529        10.651271           0.0000
  01/01/2010    to  12/31/2010       10.651271        11.930159           0.0000
  01/01/2011    to  12/31/2011       11.930159        11.564314           0.0000
  01/01/2012    to  12/31/2012       11.564314        12.991262           0.0000
  01/01/2013    to  12/31/2013       12.991262        15.298349           0.0000
============   ==== ==========       =========        =========       ==========

                      1.40% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                     NUMBER OF
                                 ACCUMULATION     ACCUMULATION     ACCUMULATION
                                UNIT VALUE AT    UNIT VALUE AT        UNITS
                                 BEGINNING OF        END OF       OUTSTANDING AT
                                    PERIOD           PERIOD       END OF PERIOD
                               ---------------  ---------------  ---------------
METLIFE DEFENSIVE STRATEGY SUB-ACCOUNT (CLASS B)
  11/22/2004    to  12/31/2004        9.942753        10.111501           0.0000
  01/01/2005    to  12/31/2005       10.111501        10.418004           0.0000
  01/01/2006    to  12/31/2006       10.418004        11.159705           0.0000
  01/01/2007    to  12/31/2007       11.159705        11.655090           0.0000
  01/01/2008    to  12/31/2008       11.655090         9.119270           0.0000
  01/01/2009    to  12/31/2009        9.119270        11.052490           0.0000
  01/01/2010    to  12/31/2010       11.052490        12.087115           0.0000
  01/01/2011    to  12/31/2011       12.087115        12.131028           0.0000
  01/01/2012    to  12/31/2012       12.131028        13.266703           0.0000
  01/01/2013    to  12/31/2013       13.266703        14.270071           0.0000
============   ==== ==========       =========        =========      ===========
METLIFE GROWTH STRATEGY SUB-ACCOUNT (CLASS B)
  11/22/2004    to  12/31/2004       10.242545        10.606431           0.0000
  01/01/2005    to  12/31/2005       10.606431        11.413760           0.0000
  01/01/2006    to  12/31/2006       11.413760        12.785659           0.0000
  01/01/2007    to  12/31/2007       12.785659        13.199806           0.0000
  01/01/2008    to  12/31/2008       13.199806         8.086995      31,923.5984
  01/01/2009    to  12/31/2009        8.086995        10.374777      15,510.6400
  01/01/2010    to  12/31/2010       10.374777        11.815290      40,191.0197
  01/01/2011    to  12/31/2011       11.815290        11.200053      13,121.6077
  01/01/2012    to  12/31/2012       11.200053        12.779627           0.0000
  01/01/2013    to  12/31/2013       12.779627        15.867726           0.0000
============   ==== ==========       =========        =========      ===========
METLIFE GROWTH STRATEGY SUB-ACCOUNT (CLASS B)
 (FORMERLY MET/FRANKLIN TEMPLETON FOUNDING STRATEGY SUB-ACCOUNT (CLASS B))
  04/28/2008    to  12/31/2008        9.998466         7.033638           0.0000
  01/01/2009    to  12/31/2009        7.033638         8.916144           0.0000
  01/01/2010    to  12/31/2010        8.916144         9.675478           0.0000
  01/01/2011    to  12/31/2011        9.675478         9.373272           0.0000
  01/01/2012    to  12/31/2012        9.373272        10.732527           0.0000
  01/01/2013    to  04/26/2013       10.732527        11.554139           0.0000
============   ==== ==========       =========        =========      ===========

                      1.40% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                     NUMBER OF
                                 ACCUMULATION     ACCUMULATION     ACCUMULATION
                                UNIT VALUE AT    UNIT VALUE AT        UNITS
                                 BEGINNING OF        END OF       OUTSTANDING AT
                                    PERIOD           PERIOD       END OF PERIOD
                               ---------------  ---------------  ---------------
METLIFE MODERATE STRATEGY SUB-ACCOUNT (CLASS B)
  11/22/2004    to  12/31/2004       10.012704        10.231750           0.0000
  01/01/2005    to  12/31/2005       10.231750        10.676378           0.0000
  01/01/2006    to  12/31/2006       10.676378        11.605616           0.0000
  01/01/2007    to  12/31/2007       11.605616        12.153713           0.0000
  01/01/2008    to  12/31/2008       12.153713         8.817939           0.0000
  01/01/2009    to  12/31/2009        8.817939        10.963654           0.0000
  01/01/2010    to  12/31/2010       10.963654        12.151831           0.0000
  01/01/2011    to  12/31/2011       12.151831        11.969236       3,688.7311
  01/01/2012    to  12/31/2012       11.969236        13.264763       3,662.3395
  01/01/2013    to  12/31/2013       13.264763        14.941129       3,638.8549
============   ==== ==========       =========        =========       ==========

The following charts list the Condensed Financial Information (the accumulation unit value information for the accumulation units outstanding) for contracts issued as of December 31, 2013. See "Purchase - Accumulation Units" in the prospectus for information on how accumulation unit values are calculated. The charts present accumulation unit values based upon which riders you select. The charts are in addition to the charts in the prospectus.



CLASS AA





                      1.40% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                     NUMBER OF
                                 ACCUMULATION     ACCUMULATION     ACCUMULATION
                                UNIT VALUE AT    UNIT VALUE AT        UNITS
                                 BEGINNING OF        END OF       OUTSTANDING AT
                                    PERIOD           PERIOD       END OF PERIOD
                               ---------------  ---------------  ---------------
AIM VARIABLE INSURANCE FUNDS (INVESCO VARIABLE INSURANCE FUNDS)
INVESCO V.I. INTERNATIONAL GROWTH SUB-ACCOUNT (SERIES I)
  01/01/2004    to  12/31/2004        6.349153         7.763568       5,176.5412
  01/01/2005    to  12/31/2005        7.763568         9.028527       1,456.9869
  01/01/2006    to  12/31/2006        9.028527        11.417135         772.4923
  01/01/2007    to  12/31/2007       11.417135        12.910817       4,555.1889
  01/01/2008    to  12/31/2008       12.910817         7.592174       4,800.9500
  01/01/2009    to  12/31/2009        7.592174        10.125110       4,385.0900
  01/01/2010    to  12/31/2010       10.125110        11.268763       7,823.3272
  01/01/2011    to  12/31/2011       11.268763        10.363242       8,272.7557
  01/01/2012    to  12/31/2012       10.363242        11.805618       8,723.8617
  01/01/2013    to  12/31/2013       11.805618        13.854978       9,109.3761
============   ==== ==========       =========        =========       ==========
INVESCO V.I. INTERNATIONAL GROWTH SUB-ACCOUNT (SERIES II)
 (FORMERLY AIM V.I. INTERNATIONAL GROWTH SUB-ACCOUNT (SERIES II))
  01/01/2004    to  12/31/2004        6.314488         7.702444           0.0000
  01/01/2005    to  12/31/2005        7.702444        14.236421         359.8515
  01/01/2006    to  12/31/2006       14.236421        17.953306         343.7919
  01/01/2007    to  12/31/2007       17.953306        20.253814       9,362.2338
  01/01/2008    to  12/31/2008       20.253814        11.877065         166.1437
  01/01/2009    to  12/31/2009       11.877065        15.800848         162.2100
  01/01/2010    to  12/31/2010       15.800848        17.545849           0.0000
  01/01/2011    to  12/31/2011       17.545849        16.092555           0.0000
  01/01/2012    to  12/31/2012       16.092555        18.288288           0.0000
  01/01/2013    to  12/31/2013       18.288288        21.409633           0.0000
============   ==== ==========       =========        =========       ==========

                      1.40% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                     NUMBER OF
                                 ACCUMULATION     ACCUMULATION     ACCUMULATION
                                UNIT VALUE AT    UNIT VALUE AT        UNITS
                                 BEGINNING OF        END OF       OUTSTANDING AT
                                    PERIOD           PERIOD       END OF PERIOD
                               ---------------  ---------------  ---------------
FIDELITY (Reg. TM) VARIABLE INSURANCE PRODUCTS
VIP EQUITY-INCOME SUB-ACCOUNT (SERVICE CLASS 2)
  01/01/2004    to  12/31/2004       11.671358        12.801496       2,929.5018
  01/01/2005    to  12/31/2005       12.801496        13.327240       2,914.8497
  01/01/2006    to  12/31/2006       13.327240        15.761654       3,124.8753
  01/01/2007    to  12/31/2007       15.761654        15.739100       3,109.0554
  01/01/2008    to  12/31/2008       15.739100         8.875095       3,103.6707
  01/01/2009    to  12/31/2009        8.875095        11.367046       4,484.2400
  01/01/2010    to  12/31/2010       11.367046        12.881212       4,433.5788
  01/01/2011    to  12/31/2011       12.881212        12.785677       4,036.6022
  01/01/2012    to  12/31/2012       12.785677        14.757185       4,009.3427
  01/01/2013    to  12/31/2013       14.757185        18.601567       3,983.6637
============   ==== ==========       =========        =========      ===========
FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST
TEMPLETON FOREIGN SECURITIES SUB-ACCOUNT (CLASS 2)
  01/01/2004    to  12/31/2004        9.337160        10.912970      11,300.8540
  01/01/2005    to  12/31/2005       10.912970        11.856027      10,006.3307
  01/01/2006    to  12/31/2006       11.856027        14.198986      11,311.8897
  01/01/2007    to  12/31/2007       14.198986        16.164643      13,073.1070
  01/01/2008    to  12/31/2008       16.164643         9.503099       8,325.2528
  01/01/2009    to  12/31/2009        9.503099        12.842236      11,779.4400
  01/01/2010    to  12/31/2010       12.842236        13.728420       8,236.6502
  01/01/2011    to  12/31/2011       13.728420        12.098150       8,427.1981
  01/01/2012    to  12/31/2012       12.098150        14.104148       6,526.7459
  01/01/2013    to  12/31/2013       14.104148        17.102922       5,175.0445
============   ==== ==========       =========        =========      ===========
MET INVESTORS SERIES TRUST
AMERICAN FUNDS (Reg. TM) BALANCED ALLOCATION SUB-ACCOUNT (CLASS C)
  11/10/2008    to  12/31/2008        7.045581         7.011667           0.0000
  01/01/2009    to  12/31/2009        7.011667         8.941853           0.0000
  01/01/2010    to  12/31/2010        8.941853         9.889880           0.0000
  01/01/2011    to  12/31/2011        9.889880         9.545193      13,414.8780
  01/01/2012    to  12/31/2012        9.545193        10.685140      13,329.8765
  01/01/2013    to  12/31/2013       10.685140        12.489271      13,244.2863
============   ==== ==========       =========        =========      ===========

                      1.40% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                     NUMBER OF
                                 ACCUMULATION     ACCUMULATION     ACCUMULATION
                                UNIT VALUE AT    UNIT VALUE AT        UNITS
                                 BEGINNING OF        END OF       OUTSTANDING AT
                                    PERIOD           PERIOD       END OF PERIOD
                               ---------------  ---------------  ---------------
AMERICAN FUNDS (Reg. TM) GROWTH ALLOCATION SUB-ACCOUNT (CLASS C)
  11/10/2008    to  12/31/2008        6.450129         6.359814           0.0000
  01/01/2009    to  12/31/2009        6.359814         8.406163       3,849.8100
  01/01/2010    to  12/31/2010        8.406163         9.407014           0.0000
  01/01/2011    to  12/31/2011        9.407014         8.837455           0.0000
  01/01/2012    to  12/31/2012        8.837455        10.122028           0.0000
  01/01/2013    to  12/31/2013       10.122028        12.487463           0.0000
============   ==== ==========       =========        =========      ===========
AMERICAN FUNDS (Reg. TM) MODERATE ALLOCATION SUB-ACCOUNT (CLASS C)
  11/10/2008    to  12/31/2008        7.650957         7.685380           0.0000
  01/01/2009    to  12/31/2009        7.685380         9.351642           0.0000
  01/01/2010    to  12/31/2010        9.351642        10.135248           0.0000
  01/01/2011    to  12/31/2011       10.135248        10.013751      27,797.1269
  01/01/2012    to  12/31/2012       10.013751        10.944060      24,556.4463
  01/01/2013    to  12/31/2013       10.944060        12.251046      21,586.8612
============   ==== ==========       =========        =========      ===========
ALLIANCEBERNSTEIN GLOBAL DYNAMIC ALLOCATION SUB-ACCOUNT (CLASS B)
  04/30/2012    to  12/31/2012       10.219284        10.568199           0.0000
  01/01/2013    to  12/31/2013       10.568199        11.582847           0.0000
============   ==== ==========       =========        =========      ===========
AQR GLOBAL RISK BALANCED SUB-ACCOUNT (CLASS B)
  04/30/2012    to  12/31/2012       11.153421        11.560958           0.0000
  01/01/2013    to  12/31/2013       11.560958        11.013615           0.0000
============   ==== ==========       =========        =========      ===========
BLACKROCK GLOBAL TACTICAL STRATEGIES SUB-ACCOUNT (CLASS B)
  04/30/2012    to  12/31/2012        9.974236        10.297225           0.0000
  01/01/2013    to  12/31/2013       10.297225        11.200807           0.0000
============   ==== ==========       =========        =========      ===========
CLARION GLOBAL REAL ESTATE SUB-ACCOUNT (CLASS B)
  05/01/2005    to  12/31/2005       12.486848        14.337160      14,000.9392
  01/01/2006    to  12/31/2006       14.337160        19.451786      10,105.1697
  01/01/2007    to  12/31/2007       19.451786        16.301648       9,177.2604
  01/01/2008    to  12/31/2008       16.301648         9.375546       7,235.5819
  01/01/2009    to  12/31/2009        9.375546        12.456502       7,918.1300
  01/01/2010    to  12/31/2010       12.456502        14.261852       7,074.7329
  01/01/2011    to  12/31/2011       14.261852        13.278301       5,956.9535
  01/01/2012    to  12/31/2012       13.278301        16.495575       5,105.5722
  01/01/2013    to  12/31/2013       16.495575        16.842986       4,187.1044
============   ==== ==========       =========        =========      ===========
CLARION GLOBAL REAL ESTATE SUB-ACCOUNT (CLASS B)
 (FORMERLY ALLIANCEBERNSTEIN VARIABLE PRODUCTS SERIES FUND, INC. -
  ALLIANCEBERNSTEIN REAL ESTATE INVESTMENT SUB-ACCOUNT (CLASS B))
  01/01/2004    to  12/31/2004       14.097215        18.804577      12,989.6145
  01/01/2005    to  04/30/2005       18.804577        18.035334           0.0000
============   ==== ==========       =========        =========      ===========

                       1.40% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                      NUMBER OF
                                  ACCUMULATION     ACCUMULATION     ACCUMULATION
                                 UNIT VALUE AT    UNIT VALUE AT        UNITS
                                  BEGINNING OF        END OF       OUTSTANDING AT
                                     PERIOD           PERIOD       END OF PERIOD
                                ---------------  ---------------  ---------------
CLEARBRIDGE AGGRESSIVE GROWTH SUB-ACCOUNT (CLASS B)
 (FORMERLY LEGG MASON CLEARBRIDGE AGGRESSIVE GROWTH SUB-ACCOUNT (CLASS B))
   05/01/2004   to  12/31/2004        6.604499         7.177933      65,870.8065
   01/01/2005   to  12/31/2005        7.177933         8.039394      50,898.1842
   01/01/2006   to  12/31/2006        8.039394         7.790114      41,352.0629
   01/01/2007   to  12/31/2007        7.790114         7.855354      38,148.4793
   01/01/2008   to  12/31/2008        7.855354         4.720908      26,588.4443
   01/01/2009   to  12/31/2009        4.720908         6.189734      26,137.8000
   01/01/2010   to  12/31/2010        6.189734         7.555612      24,768.8950
   01/01/2011   to  12/31/2011        7.555612         7.692749      29,911.3510
   01/01/2012   to  12/31/2012        7.692749         8.989117      25,504.7496
   01/01/2013   to  12/31/2013        8.989117        12.906402      20,723.3873
=============  ==== ==========       =========        =========      ===========
CLEARBRIDGE AGGRESSIVE GROWTH SUB-ACCOUNT (CLASS B)
 (FORMERLY LEGG MASON CLEARBRIDGE AGGRESSIVE GROWTH SUB-ACCOUNT (CLASS B) AND
  BEFORE THAT LEGG MASON VALUE EQUITY SUB-ACCOUNT (CLASS B))
   05/01/2006   to  12/31/2006       10.417047        11.167932      29,601.5217
   01/01/2007   to  12/31/2007       11.167932        10.361388      19,699.5312
   01/01/2008   to  12/31/2008       10.361388         4.636803      15,046.2167
   01/01/2009   to  12/31/2009        4.636803         6.308458      14,233.6000
   01/01/2010   to  12/31/2010        6.308458         6.677074      13,353.9191
   01/01/2011   to  04/29/2011        6.677074         7.099800           0.0000
=============  ==== ==========       =========        =========      ===========
CLEARBRIDGE AGGRESSIVE GROWTH SUB-ACCOUNT (CLASS B)
 (FORMERLY LEGG MASON CLEARBRIDGE AGGRESSIVE GROWTH SUB-ACCOUNT (CLASS B) AND
  BEFORE THAT LEGG MASON VALUE EQUITY SUB-ACCOUNT (CLASS B) AND BEFORE THAT
  METROPOLITAN SERIES FUND, INC. - MFS (Reg. TM)INVESTORS TRUST SUB-ACCOUNT
  (CLASS B))
   01/01/2004   to  12/31/2004        9.930208        10.885772      42,116.9312
   01/01/2005   to  12/31/2005       10.885772        11.475744      32,031.0536
   01/01/2006   to  04/30/2006       11.475744        11.993749           0.0000
=============  ==== ==========       =========        =========      ===========
INVESCO BALANCED-RISK ALLOCATION SUB-ACCOUNT (CLASS B)
   04/30/2012   to  12/31/2012        1.010713         1.047990           0.0000
   01/01/2013   to  12/31/2013        1.047990         1.052652           0.0000
=============  ==== ==========       =========        =========      ===========

                      1.40% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                     NUMBER OF
                                 ACCUMULATION     ACCUMULATION     ACCUMULATION
                                UNIT VALUE AT    UNIT VALUE AT        UNITS
                                 BEGINNING OF        END OF       OUTSTANDING AT
                                    PERIOD           PERIOD       END OF PERIOD
                               ---------------  ---------------  ---------------
INVESCO MID CAP VALUE SUB-ACCOUNT (CLASS A)
 (FORMERLY LORD ABBETT MID CAP VALUE SUB-ACCOUNT (CLASS A)
  05/01/2004    to  12/31/2004       20.447743        23.866772      12,089.2194
  01/01/2005    to  12/31/2005       23.866772        25.484343           0.0000
  01/01/2006    to  12/31/2006       25.484343        28.270682           0.0000
  01/01/2007    to  12/31/2007       28.270682        28.125704           0.0000
  01/01/2008    to  12/31/2008       28.125704        17.012216           0.0000
  01/01/2009    to  12/31/2009       17.012216        21.281712           0.0000
  01/01/2010    to  12/31/2010       21.281712        26.409726           0.0000
  01/01/2011    to  12/31/2011       26.409726        25.141956           0.0000
  01/01/2012    to  12/31/2012       25.141956        28.508025           0.0000
  01/01/2013    to  12/31/2013       28.508025        36.721384           0.0000
============   ==== ==========       =========        =========      ===========
INVESCO MID CAP VALUE SUB-ACCOUNT (CLASS A)
 (FORMERLY LORD ABBETT MID CAP VALUE SUB-ACCOUNT (CLASS A) AND BEFORE THAT
  AMERICAN CENTURY VP VALUE SUB-ACCOUNT)
  01/01/2004    to  04/30/2004       13.619029        14.047055         553.6261
============   ==== ==========       =========        =========      ===========
INVESCO MID CAP VALUE SUB-ACCOUNT (CLASS B)
 (FORMERLY LORD ABBETT MID CAP VALUE SUB-ACCOUNT (CLASS B)
  01/01/2004    to  12/31/2004       19.320918        23.719979      30,430.0924
  01/01/2005    to  12/31/2005       23.719979        25.273416      15,839.0992
  01/01/2006    to  12/31/2006       25.273416        27.957521      12,724.3942
  01/01/2007    to  12/31/2007       27.957521        27.732058      10,201.7493
  01/01/2008    to  12/31/2008       27.732058        16.742026       8,775.2885
  01/01/2009    to  12/31/2009       16.742026        20.889916       9,629.4700
  01/01/2010    to  12/31/2010       20.889916        25.858287       8,425.8887
  01/01/2011    to  12/31/2011       25.858287        24.556513       7,443.1598
  01/01/2012    to  12/31/2012       24.556513        27.772107       6,980.4930
  01/01/2013    to  12/31/2013       27.772107        35.685485       6,007.0673
============   ==== ==========       =========        =========      ===========
INVESCO COMSTOCK SUB-ACCOUNT (CLASS B)
 (FORMERLY VAN KAMPEN COMSTOCK SUB-ACCOUNT (CLASS B))
  05/01/2005    to  12/31/2005        9.998849        10.475896       2,416.1290
  01/01/2006    to  12/31/2006       10.475896        11.989012       2,580.3993
  01/01/2007    to  12/31/2007       11.989012        11.526833       1,073.0525
  01/01/2008    to  12/31/2008       11.526833         7.284283       1,109.0177
  01/01/2009    to  12/31/2009        7.284283         9.091671       1,165.2500
  01/01/2010    to  12/31/2010        9.091671        10.297003       1,164.8150
  01/01/2011    to  12/31/2011       10.297003        10.003552       1,175.1383
  01/01/2012    to  12/31/2012       10.003552        11.682023       1,125.5786
  01/01/2013    to  12/31/2013       11.682023        15.596276       1,051.1817
============   ==== ==========       =========        =========      ===========

                      1.40% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                     NUMBER OF
                                 ACCUMULATION     ACCUMULATION     ACCUMULATION
                                UNIT VALUE AT    UNIT VALUE AT        UNITS
                                 BEGINNING OF        END OF       OUTSTANDING AT
                                    PERIOD           PERIOD       END OF PERIOD
                               ---------------  ---------------  ---------------
INVESCO SMALL CAP GROWTH SUB-ACCOUNT (CLASS B)
  05/01/2005    to  12/31/2005       11.425372        13.000440      16,975.7359
  01/01/2006    to  12/31/2006       13.000440        14.638413      14,013.1168
  01/01/2007    to  12/31/2007       14.638413        16.031837      16,051.2782
  01/01/2008    to  12/31/2008       16.031837         9.685902      12,721.1522
  01/01/2009    to  12/31/2009        9.685902        12.781463       7,096.0200
  01/01/2010    to  12/31/2010       12.781463        15.903943       6,721.8376
  01/01/2011    to  12/31/2011       15.903943        15.513737       5,163.8243
  01/01/2012    to  12/31/2012       15.513737        18.085742       4,433.5573
  01/01/2013    to  12/31/2013       18.085742        24.999529       3,553.3765
============   ==== ==========       =========        =========      ===========
INVESCO SMALL CAP GROWTH SUB-ACCOUNT (CLASS B)
 (FORMERLY MET/AIM SMALL CAP GROWTH SUB-ACCOUNT (CLASS B) AND BEFORE THAT MFS
  (Reg. TM) VARIABLE INSURANCE TRUST - MFS (Reg. TM) NEW DISCOVERY SUB-ACCOUNT
  (SERVICE CLASS))
  01/01/2004    to  12/31/2004        7.115415         7.451877      32,241.4095
  01/01/2005    to  04/30/2005        7.451877         6.399259           0.0000
============   ==== ==========       =========        =========      ===========
JANUS AGGRESSIVE GROWTH SUB-ACCOUNT (CLASS B)
 (FORMERLY ALLIANCEBERNSTEIN PREMIER GROWTH SUB-ACCOUNT (CLASS B))
  01/01/2004    to  04/30/2004       10.592078        10.484133      36,194.4204
============   ==== ==========       =========        =========      ===========
JPMORGAN GLOBAL ACTIVE ALLOCATION SUB-ACCOUNT (CLASS B)
  04/30/2012    to  12/31/2012        1.012767         1.050036           0.0000
  01/01/2013    to  12/31/2013        1.050036         1.149200           0.0000
============   ==== ==========       =========        =========      ===========
LORD ABBETT BOND DEBENTURE SUB-ACCOUNT (CLASS A)
  05/01/2004    to  12/31/2004       16.252965        17.331204       8,662.3498
  01/01/2005    to  12/31/2005       17.331204        17.400043           0.0000
  01/01/2006    to  12/31/2006       17.400043        18.763978           0.0000
  01/01/2007    to  12/31/2007       18.763978        19.768898           0.0000
  01/01/2008    to  12/31/2008       19.768898        15.906610           0.0000
  01/01/2009    to  12/31/2009       15.906610        21.508475           0.0000
  01/01/2010    to  12/31/2010       21.508475        24.004328           0.0000
  01/01/2011    to  12/31/2011       24.004328        24.813737           0.0000
  01/01/2012    to  12/31/2012       24.813737        27.694943           0.0000
  01/01/2013    to  12/31/2013       27.694943        29.540727           0.0000
============   ==== ==========       =========        =========      ===========
LORD ABBETT BOND DEBENTURE SUB-ACCOUNT (CLASS A)
 (FORMERLY INVESCO VIF - HIGH YIELD SUB-ACCOUNT)
  01/01/2004    to  04/30/2004        8.875049         9.011550           0.0000
============   ==== ==========       =========        =========      ===========

                      1.40% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                     NUMBER OF
                                 ACCUMULATION     ACCUMULATION     ACCUMULATION
                                UNIT VALUE AT    UNIT VALUE AT        UNITS
                                 BEGINNING OF        END OF       OUTSTANDING AT
                                    PERIOD           PERIOD       END OF PERIOD
                               ---------------  ---------------  ---------------
LORD ABBETT BOND DEBENTURE SUB-ACCOUNT (CLASS B)
  01/01/2004    to  12/31/2004       16.103871        17.176230      18,511.1512
  01/01/2005    to  12/31/2005       17.176230        17.191034      28,047.0600
  01/01/2006    to  12/31/2006       17.191034        18.503458      23,869.5039
  01/01/2007    to  12/31/2007       18.503458        19.439891      19,586.3541
  01/01/2008    to  12/31/2008       19.439891        15.602834      13,621.1394
  01/01/2009    to  12/31/2009       15.602834        21.043810      11,431.1900
  01/01/2010    to  12/31/2010       21.043810        23.441889       4,729.0645
  01/01/2011    to  12/31/2011       23.441889        24.147479       4,699.2399
  01/01/2012    to  12/31/2012       24.147479        26.892804       4,652.8158
  01/01/2013    to  12/31/2013       26.892804        28.634885       4,595.0574
============   ==== ==========       =========        =========      ===========
LORD ABBETT BOND DEBENTURE SUB-ACCOUNT (CLASS B)
 (FORMERLY MFS (Reg. TM) VARIABLE INSURANCE TRUST - MFS (Reg. TM) HIGH INCOME
  SUB-ACCOUNT (SERVICE CLASS)
  01/01/2004    to  12/31/2004       11.172186        11.988395      29,683.4103
  01/01/2005    to  04/30/2005       11.988395        11.606763           0.0000
============   ==== ==========       =========        =========      ===========
LORD ABBETT BOND DEBENTURE SUB-ACCOUNT (CLASS B)
 (FORMERLY FIDELITY VARIABLE INSURANCE PRODUCTS - HIGH INCOME SUB-ACCOUNT
  (SERVICE CLASS 2))
  01/01/2004    to  12/31/2004       11.490888        12.393944           0.0000
  01/01/2005    to  04/30/2005       12.393944        11.919231           0.0000
============   ==== ==========       =========        =========      ===========
MET/FRANKLIN LOW DURATION TOTAL RETURN SUB-ACCOUNT (CLASS B)
  05/02/2011    to  12/31/2011        9.988083         9.767007           0.0000
  01/01/2012    to  12/31/2012        9.767007        10.054067           0.0000
  01/01/2013    to  12/31/2013       10.054067        10.029369           0.0000
============   ==== ==========       =========        =========      ===========
METLIFE BALANCED PLUS SUB-ACCOUNT (CLASS B)
  04/30/2012    to  12/31/2012       10.001185        10.465180           0.0000
  01/01/2013    to  12/31/2013       10.465180        11.801777           0.0000
============   ==== ==========       =========        =========      ===========
METLIFE MULTI-INDEX TARGETED RISK SUB-ACCOUNT (CLASS B)
  04/29/2013    to  12/31/2013        1.079734         1.129006           0.0000
============   ==== ==========       =========        =========      ===========
MFS (Reg. TM) EMERGING MARKETS EQUITY SUB-ACCOUNT (CLASS B)
  04/28/2008    to  12/31/2008       13.493454         6.189533       6,225.3675
  01/01/2009    to  12/31/2009        6.189533        10.311678       9,960.9200
  01/01/2010    to  12/31/2010       10.311678        12.573888       6,365.5277
  01/01/2011    to  12/31/2011       12.573888        10.080204       6,127.4905
  01/01/2012    to  12/31/2012       10.080204        11.817517       5,735.7656
  01/01/2013    to  12/31/2013       11.817517        11.072761       5,479.2423
============   ==== ==========       =========        =========      ===========

                      1.40% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                     NUMBER OF
                                 ACCUMULATION     ACCUMULATION     ACCUMULATION
                                UNIT VALUE AT    UNIT VALUE AT        UNITS
                                 BEGINNING OF        END OF       OUTSTANDING AT
                                    PERIOD           PERIOD       END OF PERIOD
                               ---------------  ---------------  ---------------
MFS (Reg. TM) EMERGING MARKETS EQUITY SUB-ACCOUNT (CLASS B)
 (FORMERLY FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST - TEMPLETON
DEVELOPING MARKETS
 SECURITIES SUB-ACCOUNT (CLASS 2))
  01/01/2004    to  12/31/2004       10.364889        12.746084       7,556.2786
  01/01/2005    to  12/31/2005       12.746084        16.016930       6,575.6356
  01/01/2006    to  12/31/2006       16.016930        20.231568       4,276.1447
  01/01/2007    to  12/31/2007       20.231568        25.691211       7,381.4114
  01/01/2008    to  04/25/2008       25.691211        23.386805           0.0000
============   ==== ==========       =========        =========       ==========
MFS (Reg. TM) RESEARCH INTERNATIONAL SUB-ACCOUNT (CLASS A)
  05/01/2004    to  12/31/2004        9.799014        11.267259           0.0000
  01/01/2005    to  12/31/2005       11.267259        12.974461           0.0000
  01/01/2006    to  12/31/2006       12.974461        16.237795           0.0000
  01/01/2007    to  12/31/2007       16.237795        18.189039           0.0000
  01/01/2008    to  12/31/2008       18.189039        10.356497           0.0000
  01/01/2009    to  12/31/2009       10.356497        13.473503           0.0000
  01/01/2010    to  12/31/2010       13.473503        14.834696           0.0000
  01/01/2011    to  12/31/2011       14.834696        13.101868           0.0000
  01/01/2012    to  12/31/2012       13.101868        15.111446           0.0000
  01/01/2013    to  12/31/2013       15.111446        17.818925           0.0000
============   ==== ==========       =========        =========       ==========
MFS (Reg. TM) RESEARCH INTERNATIONAL SUB-ACCOUNT (CLASS A)
 (FORMERLY AMERICAN CENTURY VP INTERNATIONAL SUB-ACCOUNT)
  01/01/2004    to  04/30/2004        6.929297         6.999389           0.0000
============   ==== ==========       =========        =========       ==========
MFS (Reg. TM) RESEARCH INTERNATIONAL SUB-ACCOUNT (CLASS A)
 (FORMERLY (LIBERTY) NEWPORT TIGER FUND, VARIABLE SERIES SUB-ACCOUNT (CLASS A))
  01/01/2004    to  04/30/2004       12.039793        12.099773           0.0000
============   ==== ==========       =========        =========       ==========
MFS (Reg. TM) RESEARCH INTERNATIONAL SUB-ACCOUNT (CLASS A)
 (FORMERLY GOLDMAN SACHS INTERNATIONAL EQUITY SUB-ACCOUNT (CLASS A))
  01/01/2004    to  04/30/2004       10.480095        10.233746           0.0000
============   ==== ==========       =========        =========       ==========
MFS (Reg. TM) RESEARCH INTERNATIONAL SUB-ACCOUNT (CLASS B)
  01/01/2004    to  12/31/2004        9.491245        11.189560       9,254.3834
  01/01/2005    to  12/31/2005       11.189560        12.850864       7,396.7334
  01/01/2006    to  12/31/2006       12.850864        16.047013       4,180.7119
  01/01/2007    to  12/31/2007       16.047013        17.934775       2,820.0135
  01/01/2008    to  12/31/2008       17.934775        10.197634       2,902.7384
  01/01/2009    to  12/31/2009       10.197634        13.236719       4,040.4300
  01/01/2010    to  12/31/2010       13.236719        14.548673       3,057.0909
  01/01/2011    to  12/31/2011       14.548673        12.816060       2,701.2104
  01/01/2012    to  12/31/2012       12.816060        14.755778       2,628.5959
  01/01/2013    to  12/31/2013       14.755778        17.355494       2,618.3111
============   ==== ==========       =========        =========       ==========

                    1.40% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                     NUMBER OF
                                 ACCUMULATION     ACCUMULATION     ACCUMULATION
                                UNIT VALUE AT    UNIT VALUE AT        UNITS
                                 BEGINNING OF        END OF       OUTSTANDING AT
                                    PERIOD           PERIOD       END OF PERIOD
                               ---------------  ---------------  ---------------
MFS (Reg. TM) RESEARCH INTERNATIONAL SUB-ACCOUNT (CLASS B)
 (FORMERLY PUTNAM VT INTERNATIONAL NEW OPPORTUNITIES SUB-ACCOUNT (CLASS IB SHARES))
   01/01/2004    to  04/30/2004       10.878096        10.787203          0.0000
=============   ==== ==========       =========        =========      ==========
MFS (Reg. TM) RESEARCH INTERNATIONAL SUB-ACCOUNT (CLASS B)
 (FORMERLY PUTNAM VT INTERNATIONAL EQUITY SUB-ACCOUNT (CLASS IB SHARES))
   01/01/2004    to  12/31/2004       13.306143        15.245624      1,277.5282
   01/01/2005    to  04/30/2005       15.245624        14.807213          0.0000
=============   ==== ==========       =========        =========      ==========
MFS (Reg. TM) RESEARCH INTERNATIONAL SUB-ACCOUNT (CLASS B)
 (FORMERLY SCUDDER INTERNATIONAL SUB-ACCOUNT (CLASS B))
   01/01/2004    to  04/30/2004        6.185145         6.288503      1,094.4207
=============   ==== ==========       =========        =========      ==========
MORGAN STANLEY MID CAP GROWTH (CLASS B)
 (FORMERLY VAN KAMPEN MID CAP GROWTH SUB-ACCOUNT (CLASS B) AND BEFORE THAT
  LORD ABBETT GROWTH OPPORTUNITIES SUB-ACCOUNT (CLASS B))
   01/01/2004    to  12/31/2004        8.796747         9.753649      7,507.6464
   01/01/2005    to  12/31/2005        9.753649        10.059071      2,865.3746
   01/01/2006    to  12/31/2006       10.059071        10.749914      2,859.5128
   01/01/2007    to  12/31/2007       10.749914        13.088605      2,854.3420
   01/01/2008    to  12/31/2008       13.088605         6.872158      2,847.4527
   01/01/2009    to  12/31/2009        6.872158        10.657745      7,357.4000
   01/01/2010    to  12/31/2010       10.657745        13.881861      1,193.1016
   01/01/2011    to  12/31/2011       13.881861        12.741688          0.0000
   01/01/2012    to  12/31/2012       12.741688        13.729784          0.0000
   01/01/2013    to  12/31/2013       13.729784        18.822369          0.0000
=============   ==== ==========       =========        =========      ==========
OPPENHEIMER CAPITAL APPRECIATION SUB-ACCOUNT (CLASS B)
 (FORMERLY DREYFUS VIF - APPRECIATION SUB-ACCOUNT (SERVICE SHARES))
   01/01/2004    to  04/30/2004        8.624669         8.667666      3,293.1986
=============   ==== ==========       =========        =========      ==========
OPPENHEIMER CAPITAL APPRECIATION SUB-ACCOUNT (CLASS B)
 (FORMERLY DREYFUS VIF - DISCIPLINED STOCK SUB-ACCOUNT (SERVICE SHARES))
   01/01/2004    to  04/30/2004        7.291438         7.202509          0.0000
=============   ==== ==========       =========        =========      ==========
OPPENHEIMER CAPITAL APPRECIATION SUB-ACCOUNT (CLASS B)
 (FORMERLY MFS (Reg. TM) RESEARCH SUB-ACCOUNT (SERVICE CLASS))
   01/01/2004    to  04/30/2004        9.866625        10.053375      1,168.8913
=============   ==== ==========       =========        =========      ==========

                       1.40% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                    NUMBER OF
                               ACCUMULATION     ACCUMULATION      ACCUMULATION
                              UNIT VALUE AT    UNIT VALUE AT         UNITS
                               BEGINNING OF        END OF        OUTSTANDING AT
                                  PERIOD           PERIOD        END OF PERIOD
                             ---------------  ---------------  -----------------
PIMCO TOTAL RETURN SUB-ACCOUNT (CLASS B)
  01/01/2004    to  12/31/2004     11.679662        12.090485       108,382.5282
  01/01/2005    to  12/31/2005     12.090485        12.190831        96,239.4683
  01/01/2006    to  12/31/2006     12.190831        12.564918        84,956.6688
  01/01/2007    to  12/31/2007     12.564918        13.326509        68,438.8917
  01/01/2008    to  12/31/2008     13.326509        13.194597        40,867.8768
  01/01/2009    to  12/31/2009     13.194597        15.356937        33,287.4400
  01/01/2010    to  12/31/2010     15.356937        16.380770        26,006.0241
  01/01/2011    to  12/31/2011     16.380770        16.665641        25,644.9554
  01/01/2012    to  12/31/2012     16.665641        17.956240        23,023.9231
  01/01/2013    to  12/31/2013     17.956240        17.367454        18,801.9472
============   ==== ==========     =========        =========       ============
PIMCO TOTAL RETURN SUB-ACCOUNT (CLASS B)
 (FORMERLY J.P. MORGAN QUALITY BOND SUB-ACCOUNT (CLASS B))
  01/01/2004    to  11/19/2004     14.683714        15.066905        37,054.3843
============   ==== ==========     =========        =========       ============
PIMCO TOTAL RETURN SUB-ACCOUNT (CLASS B)
 (FORMERLY PIMCO VIT TOTAL RETURN SUB-ACCOUNT (ADMINISTRATIVE CLASS))
  01/01/2004    to  12/31/2004     12.806587        13.240421             0.0000
  01/01/2005    to  12/31/2005     13.240421        13.377174             0.0000
  01/01/2006    to  12/31/2006     13.377174        13.699800             0.0000
  01/01/2007    to  12/31/2007     13.699800        14.691419             0.0000
  01/01/2008    to  12/31/2008     14.691419        15.181220             0.0000
  01/01/2009    to  05/01/2009     15.181220        15.695879             0.0000
============   ==== ==========     =========        =========       ============
PIONEER FUND SUB-ACCOUNT (CLASS B)
  05/04/2009    to  12/31/2009     13.397802        16.425177         2,075.6200
  01/01/2010    to  12/31/2010     16.425177        18.777287         2,063.9537
  01/01/2011    to  12/31/2011     18.777287        17.614620         2,054.1421
  01/01/2012    to  12/31/2012     17.614620        19.170865         1,554.3428
  01/01/2013    to  12/31/2013     19.170865        25.088677         1,544.3195
============   ==== ==========     =========        =========       ============
PIONEER FUND SUB-ACCOUNT (CLASS B)
 (FORMERLY METROPOLITAN SERIES FUND, INC. - CAPITAL GUARDIAN U.S. EQUITY
  SUB-ACCOUNT (CLASS B))
  01/01/2004    to  12/31/2004     10.593988        11.387381        29,109.0023
  01/01/2005    to  12/31/2005     11.387381        11.847505        19,939.7766
  01/01/2006    to  12/31/2006     11.847505        12.832183         5,733.2526
  01/01/2007    to  12/31/2007     12.832183        12.611970         5,768.1282
  01/01/2008    to  12/31/2008     12.611970         7.411236         6,072.7754
  01/01/2009    to  05/01/2009      7.411236         7.328008             0.0000
============   ==== ==========     =========        =========       ============

                   1.40% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                     NUMBER OF
                                 ACCUMULATION     ACCUMULATION     ACCUMULATION
                                UNIT VALUE AT    UNIT VALUE AT        UNITS
                                 BEGINNING OF        END OF       OUTSTANDING AT
                                    PERIOD           PERIOD       END OF PERIOD
                               ---------------  ---------------  ---------------
PIONEER FUND SUB-ACCOUNT (CLASS B)
 (FORMERLY CAPITAL GUARDIAN U.S. EQUITY SUB-ACCOUNT (CLASS B), BEFORE THAT MET
  INVESTORS SERIES TRUST - J.P. MORGAN SELECT EQUITY SUB-ACCOUNT (CLASS B))
   01/01/2004   to  11/19/2004       15.100620        16.257944       2,426.8073
=============  ==== ==========       =========        =========       ==========
PIONEER FUND SUB-ACCOUNT (CLASS B)
 (FORMERLY CAPITAL GUARDIAN U.S. EQUITY SUB-ACCOUNT (CLASS B) AND BEFORE THAT
  MFS (Reg. TM) INVESTORS TRUST SUB-ACCOUNT (SERVICE CLASS))
   01/01/2004   to  12/31/2004        9.661587        10.586787           0.0000
   01/01/2005   to  12/31/2005       10.586787        11.173251           0.0000
   01/01/2006   to  12/31/2006       11.173251        12.416839           0.0000
   01/01/2007   to  04/27/2007       12.416839        13.135180           0.0000
=============  ==== ==========       =========        =========       ==========
PYRAMIS (Reg. TM) GOVERNMENT INCOME SUB-ACCOUNT (CLASS B)
   04/30/2012   to  12/31/2012       10.772567        10.939129           0.0000
   01/01/2013   to  12/31/2013       10.939129        10.299529           0.0000
=============  ==== ==========       =========        =========       ==========
PYRAMIS (Reg. TM) MANAGED RISK SUB-ACCOUNT (CLASS B)
   04/29/2013   to  12/31/2013       10.216095        10.753200           0.0000
=============  ==== ==========       =========        =========       ==========
SCHRODERS GLOBAL MULTI-ASSET SUB-ACCOUNT (CLASS B)
   04/30/2012   to  12/31/2012        1.010746         1.068149           0.0000
   01/01/2013   to  12/31/2013        1.068149         1.159797           0.0000
=============  ==== ==========       =========        =========       ==========
SSGA GROWTH AND INCOME ETF SUB-ACCOUNT (CLASS B)
 (FORMERLY CYCLICAL GROWTH AND INCOME ETF SUB-ACCOUNT (CLASS B))
   09/30/2005   to  12/31/2005       10.000000        10.130031           0.0000
   01/01/2006   to  12/31/2006       10.130031        11.160973           0.0000
   01/01/2007   to  12/31/2007       11.160973        11.599133           0.0000
   01/01/2008   to  12/31/2008       11.599133         8.571201           0.0000
   01/01/2009   to  12/31/2009        8.571201        10.555519           0.0000
   01/01/2010   to  12/31/2010       10.555519        11.682751           0.0000
   01/01/2011   to  12/31/2011       11.682751        11.642906           0.0000
   01/01/2012   to  12/31/2012       11.642906        12.954905           0.0000
   01/01/2013   to  12/31/2013       12.954905        14.426778           0.0000
=============  ==== ==========       =========        =========       ==========

                      1.40% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                     NUMBER OF
                                 ACCUMULATION     ACCUMULATION     ACCUMULATION
                                UNIT VALUE AT    UNIT VALUE AT        UNITS
                                 BEGINNING OF        END OF       OUTSTANDING AT
                                    PERIOD           PERIOD       END OF PERIOD
                               ---------------  ---------------  ---------------
SSGA GROWTH ETF SUB-ACCOUNT (CLASS B)
 (FORMERLY CYCLICAL GROWTH ETF SUB-ACCOUNT (CLASS B))
  09/30/2005    to  12/31/2005       10.000000        10.168205           0.0000
  01/01/2006    to  12/31/2006       10.168205        11.415778       6,745.1570
  01/01/2007    to  12/31/2007       11.415778        11.888698       6,607.5994
  01/01/2008    to  12/31/2008       11.888698         7.858087       6,447.1188
  01/01/2009    to  12/31/2009        7.858087        10.003688       6,241.9600
  01/01/2010    to  12/31/2010       10.003688        11.260907       6,070.4531
  01/01/2011    to  12/31/2011       11.260907        10.868245       1,826.6656
  01/01/2012    to  12/31/2012       10.868245        12.327324       1,705.6486
  01/01/2013    to  12/31/2013       12.327324        14.352831       1,597.3492
============   ==== ==========       =========        =========      ===========
T. ROWE PRICE LARGE CAP VALUE SUB-ACCOUNT (CLASS A)
 (FORMERLY LORD ABBETT GROWTH AND INCOME SUB-ACCOUNT (CLASS A))
  05/01/2004    to  12/31/2004       43.409333        48.171871         120.7444
  01/01/2005    to  12/31/2005       48.171871        49.250312         120.6086
  01/01/2006    to  12/31/2006       49.250312        57.322718         126.3117
  01/01/2007    to  12/31/2007       57.322718        58.790098         121.1741
  01/01/2008    to  12/31/2008       58.790098        36.989355         122.9032
  01/01/2009    to  12/31/2009       36.989355        43.286415         101.3900
  01/01/2010    to  12/31/2010       43.286415        50.081055          69.4326
  01/01/2011    to  12/31/2011       50.081055        47.525399          43.5154
  01/01/2012    to  12/31/2012       47.525399        55.423980           0.0000
  01/01/2013    to  12/31/2013       55.423980        73.285175           0.0000
============   ==== ==========       =========        =========      ===========
T. ROWE PRICE LARGE CAP VALUE SUB-ACCOUNT (CLASS B)
 (FORMERLY LORD ABBETT GROWTH AND INCOME SUB-ACCOUNT (CLASS B))
  01/01/2004    to  12/31/2004       43.085314        47.857828      10,963.9496
  01/01/2005    to  12/31/2005       47.857828        48.795052       5,284.7123
  01/01/2006    to  12/31/2006       48.795052        56.676303       4,392.7837
  01/01/2007    to  12/31/2007       56.676303        57.963907       4,240.7870
  01/01/2008    to  12/31/2008       57.963907        36.390485       4,040.8398
  01/01/2009    to  12/31/2009       36.390485        42.484860       4,053.8500
  01/01/2010    to  12/31/2010       42.484860        49.024477       3,681.8561
  01/01/2011    to  12/31/2011       49.024477        46.405570       3,920.4239
  01/01/2012    to  12/31/2012       46.405570        53.983597       3,423.1095
  01/01/2013    to  12/31/2013       53.983597        71.213135       3,297.8966
============   ==== ==========       =========        =========      ===========
T. ROWE PRICE LARGE CAP VALUE SUB-ACCOUNT (CLASS A)
 (FORMERLY LORD ABBETT GROWTH AND INCOME SUB-ACCOUNT (CLASS A) AND FORMERLY AIM
  V.I. PREMIER EQUITY SUB-ACCOUNT (SERIES I))
  01/01/2004    to  04/30/2004        5.866104         5.758357        8,740.9823
============   ==== ==========       =========        =========       ===========

                       1.40% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                     NUMBER OF
                                 ACCUMULATION     ACCUMULATION     ACCUMULATION
                                UNIT VALUE AT    UNIT VALUE AT        UNITS
                                 BEGINNING OF        END OF       OUTSTANDING AT
                                    PERIOD           PERIOD       END OF PERIOD
                               ---------------  ---------------  ---------------
T. ROWE PRICE LARGE CAP VALUE SUB-ACCOUNT
 (FORMERLY LORD ABBETT GROWTH AND INCOME SUB-ACCOUNT (CLASS A) AND FORMERLY
  AMERICAN CENTURY VP INCOME AND GROWTH SUB-ACCOUNT)
   01/01/2004   to  04/30/2004        8.339884         8.419097       3,516.5407
=============  ==== ==========       =========        =========       ==========
T. ROWE PRICE LARGE CAP VALUE SUB-ACCOUNT
 (FORMERLY LORD ABBETT GROWTH AND INCOME SUB-ACCOUNT (CLASS A) AND FORMERLY
  GOLDMAN SACHS GROWTH AND INCOME SUB-ACCOUNT)
   01/01/2004   to  04/30/2004        9.281577         9.460724           0.0000
=============  ==== ==========       =========        =========       ==========
T. ROWE PRICE LARGE CAP VALUE SUB-ACCOUNT (CLASS A)
 (FORMERLY LORD ABBETT GROWTH AND INCOME SUB-ACCOUNT (CLASS A) AND FORMERLY AIM
  V.I. PREMIER EQUITY SUB-ACCOUNT (SERIES II))
   01/01/2004   to  04/30/2004        5.841895         5.728458       1,302.7536
=============  ==== ==========       =========        =========       ==========
T. ROWE PRICE LARGE CAP VALUE SUB-ACCOUNT
 (FORMERLY LORD ABBETT GROWTH AND INCOME SUB-ACCOUNT (CLASS B) AND FORMERLY
  ALLIANCE BERNSTEIN VPS VALUE SUB-ACCOUNT (CLASS B))
   01/01/2004   to  04/30/2004       10.847816        10.875436           0.0000
=============  ==== ==========       =========        =========       ==========
T. ROWE PRICE LARGE CAP VALUE SUB-ACCOUNT (CLASS B)
 (FORMERLY LORD ABBETT GROWTH AND INCOME SUB-ACCOUNT (CLASS B) AND BEFORE THAT
  (FRANKLIN TEMPLETON) MUTUAL SHARES SECURITIES SUB-ACCOUNT (CLASS 2))
   01/01/2004   to  04/30/2004       13.127728        13.339526       2,795.0396
=============  ==== ==========       =========        =========       ==========
T. ROWE PRICE LARGE CAP VALUE SUB-ACCOUNT
 (FORMERLY LORD ABBETT GROWTH AND INCOME SUB-ACCOUNT (CLASS B) AND FORMERLY
  PUTNAM VT NEW VALUE SUB-ACCOUNT (CLASS IB))
   01/01/2004   to  04/30/2004       13.876698        13.962049           0.0000
=============  ==== ==========       =========        =========       ==========
T. ROWE PRICE LARGE CAP VALUE SUB-ACCOUNT (CLASS B)
 (FORMERLY LORD ABBETT GROWTH AND INCOME SUB-ACCOUNT (CLASS B) AND FORMERLY
  PUTNAM VT GROWTH AND INCOME SUB-ACCOUNT (CLASS IB))
   01/01/2004   to  12/31/2004       11.261659        12.338602           0.0000
   01/01/2005   to  12/31/2005       12.338602        12.803698           0.0000
   01/01/2006   to  12/31/2006       12.803698        14.635138           0.0000
   01/01/2007   to  12/31/2007       14.635138        13.559101           0.0000
   01/01/2008   to  12/31/2008       13.559101         8.196072           0.0000
   01/01/2009   to  12/31/2009        8.196072        10.491570           0.0000
   01/01/2010   to  04/30/2010       10.491570        11.209019           0.0000
=============  ==== ==========       =========        =========       ==========

                      1.40% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                     NUMBER OF
                                 ACCUMULATION     ACCUMULATION     ACCUMULATION
                                UNIT VALUE AT    UNIT VALUE AT        UNITS
                                 BEGINNING OF        END OF       OUTSTANDING AT
                                    PERIOD           PERIOD       END OF PERIOD
                               ---------------  ---------------  ---------------
T. ROWE PRICE MID CAP GROWTH SUB-ACCOUNT (CLASS A)
  05/01/2004    to  12/31/2004        6.336384         7.192372       1,634.2554
  01/01/2005    to  12/31/2005        7.192372         8.147300         269.5515
  01/01/2006    to  12/31/2006        8.147300         8.561663         254.0254
  01/01/2007    to  12/31/2007        8.561663         9.949271         265.3429
  01/01/2008    to  12/31/2008        9.949271         5.922995         248.3691
  01/01/2009    to  12/31/2009        5.922995         8.518548         182.5400
  01/01/2010    to  12/31/2010        8.518548        10.758434         119.2862
  01/01/2011    to  12/31/2011       10.758434        10.460864          66.4104
  01/01/2012    to  12/31/2012       10.460864        11.751467           0.0000
  01/01/2013    to  12/31/2013       11.751467        15.871222           0.0000
============   ==== ==========       =========        =========      ===========
T. ROWE PRICE MID CAP GROWTH SUB-ACCOUNT (CLASS A)
 (FORMERLY INVESCO VIF - DYNAMICS SUB-ACCOUNT)
  01/01/2004    to  04/30/2004        6.572879         6.709481       2,425.2225
============   ==== ==========       =========        =========      ===========
T. ROWE PRICE MID CAP GROWTH SUB-ACCOUNT (CLASS B)
  01/01/2004    to  12/31/2004        6.124338         7.115346      41,832.8542
  01/01/2005    to  12/31/2005        7.115346         8.043025      37,015.6615
  01/01/2006    to  12/31/2006        8.043025         8.420410      28,999.0937
  01/01/2007    to  12/31/2007        8.420410         9.767155      28,195.5471
  01/01/2008    to  12/31/2008        9.767155         5.802712      18,348.4507
  01/01/2009    to  12/31/2009        5.802712         8.323983      20,989.4800
  01/01/2010    to  12/31/2010        8.323983        10.480662      20,037.0476
  01/01/2011    to  12/31/2011       10.480662        10.164966      18,964.2290
  01/01/2012    to  12/31/2012       10.164966        11.394364      17,739.6161
  01/01/2013    to  12/31/2013       11.394364        15.345991      16,056.4500
============   ==== ==========       =========        =========      ===========
THIRD AVENUE SMALL CAP VALUE SUB-ACCOUNT (CLASS A)
  05/01/2005    to  12/31/2005       13.852441        16.432461           0.0000
  01/01/2006    to  12/31/2006       16.432461        18.373348           0.0000
  01/01/2007    to  12/31/2007       18.373348        19.372606           0.0000
  01/01/2008    to  12/31/2008       19.372606        13.431072           0.0000
  01/01/2009    to  12/31/2009       13.431072        16.796043           0.0000
  01/01/2010    to  12/31/2010       16.796043        19.899465           0.0000
  01/01/2011    to  12/31/2011       19.899465        17.916631           0.0000
  01/01/2012    to  12/31/2012       17.916631        20.894995           0.0000
  01/01/2013    to  12/31/2013       20.894995        27.365591           0.0000
============   ==== ==========       =========        =========      ===========
THIRD AVENUE SMALL CAP VALUE SUB-ACCOUNT (CLASS A)
 (FORMERLY SVS DREMAN SMALL CAP VALUE SUB-ACCOUNT (SERIES II))
  01/01/2004    to  12/31/2004       14.796272        18.387501       4,840.1886
  01/01/2005    to  04/30/2005       18.387501        17.270453           0.0000
============   ==== ==========       =========        =========      ===========

                      1.40% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                     NUMBER OF
                                 ACCUMULATION     ACCUMULATION     ACCUMULATION
                                UNIT VALUE AT    UNIT VALUE AT        UNITS
                                 BEGINNING OF        END OF       OUTSTANDING AT
                                    PERIOD           PERIOD       END OF PERIOD
                               ---------------  ---------------  ---------------
THIRD AVENUE SMALL CAP VALUE SUB-ACCOUNT (CLASS B)
  05/01/2004    to  12/31/2004       11.987410        14.321488       4,856.2263
  01/01/2005    to  12/31/2005       14.321488        16.308935       4,334.0489
  01/01/2006    to  12/31/2006       16.308935        18.194563       4,797.1456
  01/01/2007    to  12/31/2007       18.194563        17.398251       4,705.6293
  01/01/2008    to  12/31/2008       17.398251        12.039391      11,307.6592
  01/01/2009    to  12/31/2009       12.039391        15.012256       4,093.4200
  01/01/2010    to  12/31/2010       15.012256        17.749214       4,125.1331
  01/01/2011    to  12/31/2011       17.749214        15.930335       3,928.4767
  01/01/2012    to  12/31/2012       15.930335        18.533118       3,984.2863
  01/01/2013    to  12/31/2013       18.533118        24.205448       3,984.7785
============   ==== ==========       =========        =========      ===========
THIRD AVENUE SMALL CAP VALUE SUB-ACCOUNT (CLASS B)
 (FORMERLY ALLIANCE BERNSTEIN VPS SMALL CAP VALUE SUB-ACCOUNT (CLASS B))
  01/01/2004    to  04/30/2004       14.232675        14.431880           0.0000
============   ==== ==========       =========        =========      ===========
METROPOLITAN SERIES FUND
BAILLIE GIFFORD INTERNATIONAL STOCK SUB-ACCOUNT (CLASS B)
  01/01/2004    to  12/31/2004       12.622994        14.684894      26,584.1235
  01/01/2005    to  12/31/2005       14.684894        17.028072      21,458.2870
  01/01/2006    to  12/31/2006       17.028072        19.516872      14,793.0023
  01/01/2007    to  12/31/2007       19.516872        21.181830      13,377.6905
  01/01/2008    to  12/31/2008       21.181830        11.645978       7,110.6997
  01/01/2009    to  12/31/2009       11.645978        13.997455       7,971.1300
  01/01/2010    to  12/31/2010       13.997455        14.749953       8,269.2401
  01/01/2011    to  12/31/2011       14.749953        11.616925       7,900.0460
  01/01/2012    to  12/31/2012       11.616925        13.673094       7,612.0925
  01/01/2013    to  12/31/2013       13.673094        15.524057       7,099.2374
============   ==== ==========       =========        =========      ===========
BLACKROCK BOND INCOME SUB-ACCOUNT (CLASS B)
  11/19/2004    to  12/31/2004       44.822579        44.856392           0.0000
  01/01/2005    to  12/31/2005       44.856392        45.187527          33.1922
  01/01/2006    to  12/31/2006       45.187527        46.404498         161.9672
  01/01/2007    to  12/31/2007       46.404498        48.511491         157.3424
  01/01/2008    to  12/31/2008       48.511491        46.082096         121.6597
  01/01/2009    to  12/31/2009       46.082096        49.614569          90.4500
  01/01/2010    to  12/31/2010       49.614569        52.872659         106.0668
  01/01/2011    to  12/31/2011       52.872659        55.426490           0.0000
  01/01/2012    to  12/31/2012       55.426490        58.631517           0.0000
  01/01/2013    to  12/31/2013       58.631517        57.233781          13.4201
============   ==== ==========       =========        =========      ===========

                                   1.40% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                     NUMBER OF
                                 ACCUMULATION     ACCUMULATION     ACCUMULATION
                                UNIT VALUE AT    UNIT VALUE AT        UNITS
                                 BEGINNING OF        END OF       OUTSTANDING AT
                                    PERIOD           PERIOD       END OF PERIOD
                               ---------------  ---------------  ---------------
BLACKROCK CAPITAL APPRECIATION SUB-ACCOUNT (CLASS A)
 (FORMERLY BLACKROCK LEGACY LARGE CAP GROWTH SUB-ACCOUNT (CLASS A))
   05/04/2009   to  12/31/2009        9.006542        11.357631         113.8500
   01/01/2010   to  12/31/2010       11.357631        13.419616         113.1439
   01/01/2011   to  12/31/2011       13.419616        12.049544         108.0536
   01/01/2012   to  12/31/2012       12.049544        13.588812         102.8417
   01/01/2013   to  12/31/2013       13.588812        17.985305           0.0000
=============  ==== ==========       =========        =========      ===========
BLACKROCK CAPITAL APPRECIATION SUB-ACCOUNT (CLASS A)
 (FORMERLY BLACKROCK LEGACY LARGE CAP GROWTH SUB-ACCOUNT (CLASS A) AND BEFORE
  THAT MET INVESTORS SERIES TRUST - MET/AIM CAPITAL APPRECIATION SUB-ACCOUNT
  (CLASS A))
   05/01/2006   to  12/31/2006       14.940428        14.770303           0.0000
   01/01/2007   to  12/31/2007       14.770303        16.299852           0.0000
   01/01/2008   to  12/31/2008       16.299852         9.218816           0.0000
   01/01/2009   to  05/01/2009        9.218816         8.767882           0.0000
=============  ==== ==========       =========        =========      ===========
BLACKROCK LEGACY LARGE CAP GROWTH SUB-ACCOUNT (CLASS E)
 (FORMERLY MET INVESTORS SERIES TRUST - MET/AIM CAPITAL APPRECIATION SUB-ACCOUNT
  (CLASS E))
   04/30/2007   to  12/31/2007       15.305213        15.996159           0.0000
   01/01/2008   to  12/31/2008       15.996159         9.035026           0.0000
   01/01/2009   to  05/01/2009        9.035026         8.588237           0.0000
=============  ==== ==========       =========        =========      ===========
BLACKROCK LEGACY LARGE CAP GROWTH SUB-ACCOUNT (CLASS E)
 (FORMERLY MET INVESTORS SERIES TRUST - MET/AIM CAPITAL APPRECIATION SUB-ACCOUNT
  (CLASS E), BEFORE THAT AIM VARIABLE INSURANCE FUNDS - AIM V.I. CAPITAL
  APPRECIATION SUB-ACCOUNT (SERIES II))
   01/01/2004   to  12/31/2004        5.992296         6.282954           0.0000
   01/01/2005   to  12/31/2005        6.282954         6.727353           0.0000
   01/01/2006   to  12/31/2006        6.727353        12.463475           0.0000
   01/01/2007   to  04/27/2007       12.463475        13.292608           0.0000
=============  ==== ==========       =========        =========      ===========
BLACKROCK MONEY MARKET SUB-ACCOUNT (CLASS B)
   05/01/2005   to  12/31/2005        9.962131        10.067108       1,506.1577
   01/01/2006   to  12/31/2006       10.067108        10.379339       1,528.5288
   01/01/2007   to  12/31/2007       10.379339        10.726990       1,615.8009
   01/01/2008   to  12/31/2008       10.726990        10.852384      34,587.3751
   01/01/2009   to  12/31/2009       10.852384        10.728603      25,831.3700
   01/01/2010   to  12/31/2010       10.728603        10.579444      25,268.9084
   01/01/2011   to  12/31/2011       10.579444        10.432759      12,869.7227
   01/01/2012   to  12/31/2012       10.432759        10.286924      14,296.1254
   01/01/2013   to  12/31/2013       10.286924        10.143906      12,323.7429
=============  ==== ==========       =========        =========      ===========
BLACKROCK MONEY MARKET SUB-ACCOUNT (CLASS B)
 (FORMERLY MET INVESTORS SERIES TRUST - MONEY MARKET SUB-ACCOUNT (CLASS B))
   01/01/2004   to  12/31/2004       10.025490         9.949131       1,143.9346
   01/01/2005   to  04/30/2005        9.949131         9.962144           0.0000
=============  ==== ==========       =========        =========      ===========

                      1.40% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                     NUMBER OF
                                 ACCUMULATION     ACCUMULATION     ACCUMULATION
                                UNIT VALUE AT    UNIT VALUE AT        UNITS
                                 BEGINNING OF        END OF       OUTSTANDING AT
                                    PERIOD           PERIOD       END OF PERIOD
                               ---------------  ---------------  ---------------
DAVIS VENTURE VALUE SUB-ACCOUNT (CLASS E)
  01/01/2004    to  12/31/2004       10.774657        11.914458      62,017.0154
  01/01/2005    to  12/31/2005       11.914458        12.940186      55,913.7510
  01/01/2006    to  12/31/2006       12.940186        14.599039      44,108.4589
  01/01/2007    to  12/31/2007       14.599039        15.032974      41,915.2048
  01/01/2008    to  12/31/2008       15.032974         8.974351      28,401.1058
  01/01/2009    to  12/31/2009        8.974351        11.666208      32,587.0700
  01/01/2010    to  12/31/2010       11.666208        12.863512      26,642.3802
  01/01/2011    to  12/31/2011       12.863512        12.154912      26,023.6926
  01/01/2012    to  12/31/2012       12.154912        13.507356      22,699.9065
  01/01/2013    to  12/31/2013       13.507356        17.785459      19,568.7217
============   ==== ==========       =========        =========      ===========
JENNISON GROWTH SUB-ACCOUNT (CLASS B)
  05/01/2004    to  12/31/2004        9.642010        10.479270           0.0000
  01/01/2005    to  12/31/2005       10.479270        11.732904       3,331.0108
  01/01/2006    to  12/31/2006       11.732904        11.862235       5,886.8681
  01/01/2007    to  12/31/2007       11.862235        13.028539       3,995.2464
  01/01/2008    to  12/31/2008       13.028539         8.151742       3,256.8272
  01/01/2009    to  12/31/2009        8.151742        11.218662       5,675.6000
  01/01/2010    to  12/31/2010       11.218662        12.314380       2,728.3696
  01/01/2011    to  12/31/2011       12.314380        12.170454       2,694.4130
  01/01/2012    to  12/31/2012       12.170454        13.867318       2,895.4428
  01/01/2013    to  12/31/2013       13.867318        18.697531       3,019.0815
============   ==== ==========       =========        =========      ===========
JENNISON GROWTH SUB-ACCOUNT (CLASS B)
 (FORMERLY OPPENHEIMER CAPITAL APPRECIATION SUB-ACCOUNT (CLASS B))
  05/01/2004    to  12/31/2004        7.869183         8.356218      11,743.6700
  01/01/2005    to  12/31/2005        8.356218         8.628835       4,589.0843
  01/01/2006    to  12/31/2006        8.628835         9.157247       4,954.7569
  01/01/2007    to  12/31/2007        9.157247        10.319460       4,559.6935
  01/01/2008    to  12/31/2008       10.319460         5.500886       5,099.0168
  01/01/2009    to  12/31/2009        5.500886         7.795018       5,556.2100
  01/01/2010    to  12/31/2010        7.795018         8.408984         924.3882
  01/01/2011    to  12/31/2011        8.408984         8.177831         559.6554
  01/01/2012    to  12/31/2012        8.177831         9.200030           0.0000
  01/01/2013    to  12/31/2013        9.200030         9.200030           0.0000
============   ==== ==========       =========        =========      ===========

                      1.40% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                     NUMBER OF
                                 ACCUMULATION     ACCUMULATION     ACCUMULATION
                                UNIT VALUE AT    UNIT VALUE AT        UNITS
                                 BEGINNING OF        END OF       OUTSTANDING AT
                                    PERIOD           PERIOD       END OF PERIOD
                               ---------------  ---------------  ---------------
LOOMIS SAYLES SMALL CAP GROWTH SUB-ACCOUNT (CLASS B)
 (FORMERLY FRANKLIN TEMPLETON SMALL CAP GROWTH SUB-ACCOUNT (CLASS B))
  05/01/2004    to  12/31/2004        8.810810         9.755269           0.0000
  01/01/2005    to  12/31/2005        9.755269        10.042441       3,618.3152
  01/01/2006    to  12/31/2006       10.042441        10.865781       1,512.4122
  01/01/2007    to  12/31/2007       10.865781        11.176208         232.8390
  01/01/2008    to  12/31/2008       11.176208         6.467885           0.0000
  01/01/2009    to  12/31/2009        6.467885         8.270691       1,020.0200
  01/01/2010    to  12/31/2010        8.270691        10.712388       1,013.0935
  01/01/2011    to  12/31/2011       10.712388        10.853762       1,013.0935
  01/01/2012    to  12/31/2012       10.853762        11.867994       1,013.0935
  01/01/2013    to  12/31/2013       11.867994        17.364975       1,013.0935
============   ==== ==========       =========        =========      ===========
MET/AIM CAPITAL APPRECIATION SUB-ACCOUNT (CLASS A)
 (FORMERLY AIM VARIABLE INSURANCE FUNDS - AIM V.I. CAPITAL APPRECIATION
  SUB-ACCOUNT (SERIES I))
  01/01/2004    to  12/31/2004        6.014516         6.323643      11,952.6412
  01/01/2005    to  12/31/2005        6.323643         6.786995      10,597.5936
  01/01/2006    to  12/31/2006        6.786995         7.114541      10,825.3611
  01/01/2007    to  04/27/2007        7.114541         7.595363           0.0000
============   ==== ==========       =========        =========      ===========
METLIFE STOCK INDEX SUB-ACCOUNT (CLASS B)
  05/01/2005    to  12/31/2005       10.894299        11.701349       1,030.7293
  01/01/2006    to  12/31/2006       11.701349        13.294095       1,029.1218
  01/01/2007    to  12/31/2007       13.294095        13.763155       1,027.6793
  01/01/2008    to  12/31/2008       13.763155         8.516314       1,258.7903
  01/01/2009    to  12/31/2009        8.516314        10.576822       1,251.2900
  01/01/2010    to  12/31/2010       10.576822        11.943557         841.4612
  01/01/2011    to  12/31/2011       11.943557        11.972839         840.0190
  01/01/2012    to  12/31/2012       11.972839        13.629727          87.5490
  01/01/2013    to  12/31/2013       13.629727        17.704209          86.8003
============   ==== ==========       =========        =========      ===========
METLIFE STOCK INDEX SUB-ACCOUNT (CLASS B)
 (FORMERLY DREYFUS STOCK INDEX FUND SUB-ACCOUNT (SERVICE SHARES))
  01/01/2004    to  12/31/2004        7.685052         8.362426           0.0000
  01/01/2005    to  04/30/2005        8.362426         7.978882           0.0000
============   ==== ==========       =========        =========      ===========
MFS (Reg. TM) INVESTORS TRUST SUB-ACCOUNT (CLASS B)
 (FORMERLY MFS (Reg. TM) RESEARCH MANAGERS SUB-ACCOUNT (CLASS B))
  01/01/2004    to  04/30/2004       11.829026        12.045271           0.0000
============   ==== ==========       =========        =========      ===========

                      1.40% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                     NUMBER OF
                                 ACCUMULATION     ACCUMULATION     ACCUMULATION
                                UNIT VALUE AT    UNIT VALUE AT        UNITS
                                 BEGINNING OF        END OF       OUTSTANDING AT
                                    PERIOD           PERIOD       END OF PERIOD
                               ---------------  ---------------  ---------------
NEUBERGER BERMAN GENESIS SUB-ACCOUNT (CLASS B)
 (FORMERLY BLACKROCK STRATEGIC VALUE SUB-ACCOUNT (CLASS B))
   05/01/2004   to  12/31/2004       16.111298        18.125728           0.0000
   01/01/2005   to  12/31/2005       18.125728        18.573296           0.0000
   01/01/2006   to  12/31/2006       18.573296        21.327353           0.0000
   01/01/2007   to  12/31/2007       21.327353        20.252939           0.0000
   01/01/2008   to  12/31/2008       20.252939        12.270789           0.0000
   01/01/2009   to  12/31/2009       12.270789        13.653164           0.0000
   01/01/2010   to  12/31/2010       13.653164        16.336763           0.0000
   01/01/2011   to  12/31/2011       16.336763        16.997232           0.0000
   01/01/2012   to  12/31/2012       16.997232        18.394335           0.0000
   01/01/2013   to  12/31/2013       18.394335        25.065607          54.3052
=============  ==== ==========       =========        =========       ==========
NEUBERGER BERMAN GENESIS SUB-ACCOUNT (CLASS B)
 (FORMERLY MLA MID CAP SUB-ACCOUNT (CLASS B))
   04/30/2007   to  12/31/2007       17.676092        15.683126         704.3003
   01/01/2008   to  12/31/2008       15.683126         9.541425         780.3380
   01/01/2009   to  12/31/2009        9.541425        12.867595         877.0500
   01/01/2010   to  12/31/2010       12.867595        15.589341          67.8639
   01/01/2011   to  12/31/2011       15.589341        14.561957          67.2321
   01/01/2012   to  12/31/2012       14.561957        15.117416          66.6068
   01/01/2013   to  04/26/2013       15.117416        16.391440           0.0000
=============  ==== ==========       =========        =========       ==========
NEUBERGER BERMAN GENESIS SUB-ACCOUNT (CLASS B)
 (FORMERLY MLA MID CAP SUB-ACCOUNT (CLASS B) AND BEFORE THAT MET/PUTNAM CAPITAL
  OPPORTUNITIES SUB-ACCOUNT (CLASS B))
   01/01/2004   to  12/31/2004       14.019403        16.357674       1,035.9969
   01/01/2005   to  12/31/2005       16.357674        17.709541           0.0000
   01/01/2006   to  12/31/2006       17.709541        20.017152           0.0000
   01/01/2007   to  04/27/2007       20.017152        21.761503           0.0000
=============  ==== ==========       =========        =========       ==========
SALOMON BROTHERS STRATEGIC BOND OPPORTUNITIES SUB-ACCOUNT (CLASS B)
 (FORMERLY MFS (Reg. TM) STRATEGIC INCOME SUB-ACCOUNT (SERVICE CLASS))
   01/01/2004   to  04/30/2004       12.671349        12.638233       4,821.3442
=============  ==== ==========       =========        =========       ==========

                      1.40% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                     NUMBER OF
                                 ACCUMULATION     ACCUMULATION     ACCUMULATION
                                UNIT VALUE AT    UNIT VALUE AT        UNITS
                                 BEGINNING OF        END OF       OUTSTANDING AT
                                    PERIOD           PERIOD       END OF PERIOD
                               ---------------  ---------------  ---------------
T. ROWE PRICE LARGE CAP GROWTH SUB-ACCOUNT (CLASS B)
  05/01/2004    to  12/31/2004       11.166965        12.100728       4,659.0693
  01/01/2005    to  12/31/2005       12.100728        12.688022       4,320.5788
  01/01/2006    to  12/31/2006       12.688022        14.123929      10,872.6315
  01/01/2007    to  12/31/2007       14.123929        15.207568      21,262.0863
  01/01/2008    to  12/31/2008       15.207568         8.697349       8,444.1189
  01/01/2009    to  12/31/2009        8.697349        12.267470      10,346.3200
  01/01/2010    to  12/31/2010       12.267470        14.122483      10,251.6075
  01/01/2011    to  12/31/2011       14.122483        13.740600       9,768.7161
  01/01/2012    to  12/31/2012       13.740600        16.078756       8,726.4607
  01/01/2013    to  12/31/2013       16.078756        22.002126       8,293.7517
============   ==== ==========       =========        =========      ===========
T. ROWE PRICE LARGE CAP GROWTH SUB-ACCOUNT (CLASS B)
 (FORMERLY MFS (Reg. TM) EMERGING GROWTH SUB-ACCOUNT (SERVICE CLASS))
  01/01/2004    to  04/30/2004       10.002331        10.208412       1,095.3154
============   ==== ==========       =========        =========      ===========
T. ROWE PRICE LARGE CAP GROWTH SUB-ACCOUNT (CLASS B)
 (FORMERLY VIP GROWTH SUB-ACCOUNT (SERVICE CLASS 2))
  01/01/2004    to  12/31/2004       11.329334        11.520218      11,971.8736
  01/01/2005    to  12/31/2005       11.520218        11.985630      14,947.7367
  01/01/2006    to  04/30/2006       11.985630        12.521875      15,151.7332
============   ==== ==========       =========        =========      ===========
T. ROWE PRICE SMALL CAP GROWTH SUB-ACCOUNT (CLASS A)
  04/30/2007    to  12/31/2007       15.805075        16.250019           0.0000
  01/01/2008    to  12/31/2008       16.250019        10.224077           0.0000
  01/01/2009    to  12/31/2009       10.224077        14.010621           0.0000
  01/01/2010    to  12/31/2010       14.010621        18.637559           0.0000
  01/01/2011    to  12/31/2011       18.637559        18.704117           0.0000
  01/01/2012    to  12/31/2012       18.704117        21.425943           0.0000
  01/01/2013    to  12/31/2013       21.425943        30.542010           0.0000
============   ==== ==========       =========        =========      ===========
T. ROWE PRICE SMALL CAP GROWTH SUB-ACCOUNT (CLASS A)
 (FORMERLY DWS VARIABLE SERIES II - DWS SMALL CAP GROWTH VIP SUB-ACCOUNT
  (SERIES II))
  01/01/2004    to  12/31/2004        8.241190         9.022074           0.0000
  01/01/2005    to  12/31/2005        9.022074         9.526020           0.0000
  01/01/2006    to  12/31/2006        9.526020         9.888667           0.0000
  01/01/2007    to  04/27/2007        9.888667        10.592883           0.0000
============   ==== ==========       =========        =========      ===========

                      1.40% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                     NUMBER OF
                                 ACCUMULATION     ACCUMULATION     ACCUMULATION
                                UNIT VALUE AT    UNIT VALUE AT        UNITS
                                 BEGINNING OF        END OF       OUTSTANDING AT
                                    PERIOD           PERIOD       END OF PERIOD
                               ---------------  ---------------  ---------------
T. ROWE PRICE SMALL CAP GROWTH SUB-ACCOUNT (CLASS B)
  05/01/2004    to  12/31/2004       12.381520        13.200126       7,085.8711
  01/01/2005    to  12/31/2005       13.200126        14.411949       5,536.1217
  01/01/2006    to  12/31/2006       14.411949        14.727785       4,871.9940
  01/01/2007    to  12/31/2007       14.727785        15.906297       4,924.4658
  01/01/2008    to  12/31/2008       15.906297         9.988194       4,849.0591
  01/01/2009    to  12/31/2009        9.988194        13.654627       6,076.8400
  01/01/2010    to  12/31/2010       13.654627        18.132218       5,847.6488
  01/01/2011    to  12/31/2011       18.132218        18.139410       4,457.7387
  01/01/2012    to  12/31/2012       18.139410        20.731411       4,362.9418
  01/01/2013    to  12/31/2013       20.731411        29.473380       4,033.0499
============   ==== ==========       =========        =========       ==========
T. ROWE PRICE SMALL CAP GROWTH SUB-ACCOUNT (CLASS B)
 (FORMERLY FRANKLIN SMALL CAP SUB-ACCOUNT (CLASS 2))
  01/01/2004    to  04/30/2004       11.609599        11.828180       6,767.9970
============   ==== ==========       =========        =========       ==========
WESTERN ASSET MANAGEMENT STRATEGIC BOND OPPORTUNITIES SUB-ACCOUNT (CLASS B)
  05/01/2004    to  12/31/2004       18.657531        19.779469       3,274.9371
  01/01/2005    to  12/31/2005       19.779469        20.004902       2,540.8205
  01/01/2006    to  12/31/2006       20.004902        20.679426       2,659.3936
  01/01/2007    to  12/31/2007       20.679426        21.145631         310.1760
  01/01/2008    to  12/31/2008       21.145631        17.676708         277.6820
  01/01/2009    to  12/31/2009       17.676708        22.990282         232.1900
  01/01/2010    to  12/31/2010       22.990282        25.494438         213.6845
  01/01/2011    to  12/31/2011       25.494438        26.607899         207.1244
  01/01/2012    to  12/31/2012       26.607899        29.199052         223.7871
  01/01/2013    to  12/31/2013       29.199052        29.031198         289.7610
============   ==== ==========       =========        =========       ==========
PIMCO VARIABLE INSURANCE TRUST
PIMCO HIGH YIELD SUB-ACCOUNT (ADMINISTRATIVE CLASS)
  01/01/2004    to  12/31/2004       11.756845        12.701643       1,203.8552
  01/01/2005    to  12/31/2005       12.701643        13.042286       2,192.6704
  01/01/2006    to  12/31/2006       13.042286        14.032539       1,725.3528
  01/01/2007    to  12/31/2007       14.032539        14.321915       1,071.3684
  01/01/2008    to  12/31/2008       14.321915        10.802056       1,040.6456
  01/01/2009    to  12/31/2009       10.802056        14.940894       4,241.5100
  01/01/2010    to  12/31/2010       14.940894        16.864342       2,039.2111
  01/01/2011    to  12/31/2011       16.864342        17.185833       2,471.8678
  01/01/2012    to  12/31/2012       17.185833        19.368597       1,940.8504
  01/01/2013    to  12/31/2013       19.368597        20.194576       1,966.7662
============   ==== ==========       =========        =========       ==========

                      1.40% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                     NUMBER OF
                                 ACCUMULATION     ACCUMULATION     ACCUMULATION
                                UNIT VALUE AT    UNIT VALUE AT        UNITS
                                 BEGINNING OF        END OF       OUTSTANDING AT
                                    PERIOD           PERIOD       END OF PERIOD
                               ---------------  ---------------  ---------------
PIMCO LOW DURATION SUB-ACCOUNT (ADMINISTRATIVE CLASS)
  01/01/2004    to  12/31/2004       12.091203        12.141475       5,359.3176
  01/01/2005    to  12/31/2005       12.141475        12.094474       3,806.0255
  01/01/2006    to  12/31/2006       12.094474        12.401200       3,912.6951
  01/01/2007    to  12/31/2007       12.401200        13.129534       3,427.1934
  01/01/2008    to  12/31/2008       13.129534        12.892421       6,243.2391
  01/01/2009    to  12/31/2009       12.892421        14.406672       8,295.4000
  01/01/2010    to  12/31/2010       14.406672        14.957736       8,484.4808
  01/01/2011    to  12/31/2011       14.957736        14.913796       8,823.2598
  01/01/2012    to  12/31/2012       14.913796        15.565947       9,518.1403
  01/01/2013    to  12/31/2013       15.565947        15.328778       4,279.0221
============   ==== ==========       =========        =========       ==========
PIMCO VIT STOCKSPLUS GROWTH AND INCOME SUB-ACCOUNT (ADMINISTRATIVE CLASS)
  01/01/2004    to  12/31/2004        8.202163         8.962166         553.6449
  01/01/2005    to  12/31/2005        8.962166         9.146194           0.0000
  01/01/2006    to  12/31/2006        9.146194        10.363197           0.0000
  01/01/2007    to  12/31/2007       10.363197        10.919044           0.0000
  01/01/2008    to  12/31/2008       10.919044         6.176874           0.0000
  01/01/2009    to  07/17/2009        6.176874         6.144296           0.0000
============   ==== ==========       =========        =========       ==========
PUTNAM VARIABLE TRUST
PUTNAM VT MULTI-CAP GROWTH SUB-ACCOUNT (CLASS IB)
  09/27/2010    to  12/31/2010       11.442014        12.960845           0.0000
  01/01/2011    to  12/31/2011       12.960845        12.131349           0.0000
  01/01/2012    to  12/31/2012       12.131349        13.966644           0.0000
  01/01/2013    to  12/31/2013       13.966644        18.791247           0.0000
============   ==== ==========       =========        =========       ==========
PUTNAM VT MULTI-CAP GROWTH SUB-ACCOUNT (CLASS IB)
 (FORMERLY PUTNAM VT VISTA SUB-ACCOUNT (CLASS IB))
  01/01/2004    to  12/31/2004        9.917688        11.599128           0.0000
  01/01/2005    to  12/31/2005       11.599128        12.827966           0.0000
  01/01/2006    to  12/31/2006       12.827966        13.339755           0.0000
  01/01/2007    to  12/31/2007       13.339755        13.654353           0.0000
  01/01/2008    to  12/31/2008       13.654353         7.331628           0.0000
  01/01/2009    to  12/31/2009        7.331628        10.031050           0.0000
  01/01/2010    to  09/24/2010       10.031050        11.480861           0.0000
============   ==== ==========       =========        =========       ==========

                      1.40% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                     NUMBER OF
                                 ACCUMULATION     ACCUMULATION     ACCUMULATION
                                UNIT VALUE AT    UNIT VALUE AT        UNITS
                                 BEGINNING OF        END OF       OUTSTANDING AT
                                    PERIOD           PERIOD       END OF PERIOD
                               ---------------  ---------------  ---------------
DWS VARIABLE SERIES II
DWS GOVERNMENT AND AGENCY SECURITIES VIP SUB-ACCOUNT (SERIES II)
  01/01/2004    to  12/31/2004       13.153468        13.456753           0.0000
  01/01/2005    to  12/31/2005       13.456753        13.611711           0.0000
  01/01/2006    to  12/31/2006       13.611711        13.981782           0.0000
  01/01/2007    to  12/31/2007       13.981782        14.606853           0.0000
  01/01/2008    to  12/31/2008       14.606853        15.114066           0.0000
  01/01/2009    to  12/31/2009       15.114066        16.107924           0.0000
  01/01/2010    to  12/31/2010       16.107924        16.934567           0.0000
  01/01/2011    to  12/31/2011       16.934567        17.946385           0.0000
  01/01/2012    to  12/31/2012       17.946385        18.213166           0.0000
  01/01/2013    to  12/31/2013       18.213166        17.413322           0.0000
============   ==== ==========       =========        =========      ===========
MET INVESTORS SERIES TRUST -  METLIFE ASSET ALLOCATION PROGRAM
METLIFE AGGRESSIVE STRATEGY SUB-ACCOUNT (CLASS B)
  11/10/2008    to  12/31/2008        7.823082         7.722094       3,780.5518
  01/01/2009    to  12/31/2009        7.722094        10.100668       3,760.0100
  01/01/2010    to  12/31/2010       10.100668        11.603880       3,745.0349
  01/01/2011    to  12/31/2011       11.603880        10.781962       3,731.8830
  01/01/2012    to  12/31/2012       10.781962        12.411214           0.0000
  01/01/2013    to  12/31/2013       12.411214        15.849987       1,086.5641
============   ==== ==========       =========        =========      ===========
METLIFE AGGRESSIVE STRATEGY SUB-ACCOUNT (CLASS B)
 (FORMERLY STRATEGIC GROWTH SUB-ACCOUNT (CLASS B))
  11/01/2006    to  12/31/2006        9.929616        10.314193       4,513.7159
  01/01/2007    to  12/31/2007       10.314193        11.064093       4,500.8327
  01/01/2008    to  11/07/2008       11.064093         6.710003           0.0000
============   ==== ==========       =========        =========      ===========
METLIFE BALANCED STRATEGY SUB-ACCOUNT (CLASS B)
  11/10/2008    to  12/31/2008        8.467831         8.416529           0.0000
  01/01/2009    to  12/31/2009        8.416529        10.651271           0.0000
  01/01/2010    to  12/31/2010       10.651271        11.930159           0.0000
  01/01/2011    to  12/31/2011       11.930159        11.564314           0.0000
  01/01/2012    to  12/31/2012       11.564314        12.991262           0.0000
  01/01/2013    to  12/31/2013       12.991262        15.298349           0.0000
============   ==== ==========       =========        =========      ===========
METLIFE BALANCED STRATEGY SUB-ACCOUNT (CLASS B)
 (FORMERLY STRATEGIC GROWTH AND INCOME SUB-ACCOUNT (CLASS B))
  11/01/2006    to  12/31/2006        9.959616        10.200224      49,468.0010
  01/01/2007    to  12/31/2007       10.200224        10.703447       9,782.7791
  01/01/2008    to  11/07/2008       10.703447         7.367243           0.0000
============   ==== ==========       =========        =========      ===========

                      1.40% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                     NUMBER OF
                                 ACCUMULATION     ACCUMULATION     ACCUMULATION
                                UNIT VALUE AT    UNIT VALUE AT        UNITS
                                 BEGINNING OF        END OF       OUTSTANDING AT
                                    PERIOD           PERIOD       END OF PERIOD
                               ---------------  ---------------  ---------------
METLIFE DEFENSIVE STRATEGY SUB-ACCOUNT (CLASS B)
  05/01/2006    to  12/31/2006       10.634052        11.159705           0.0000
  01/01/2007    to  12/31/2007       11.159705        11.655090           0.0000
  01/01/2008    to  12/31/2008       11.655090         9.119270           0.0000
  01/01/2009    to  12/31/2009        9.119270        11.052490           0.0000
  01/01/2010    to  12/31/2010       11.052490        12.087115           0.0000
  01/01/2011    to  12/31/2011       12.087115        12.131028           0.0000
  01/01/2012    to  12/31/2012       12.131028        13.266703           0.0000
  01/01/2013    to  12/31/2013       13.266703        14.270071           0.0000
============   ==== ==========       =========        =========      ===========
METLIFE GROWTH STRATEGY SUB-ACCOUNT (CLASS B)
  11/10/2008    to  12/31/2008        8.171240         8.086995      31,923.5984
  01/01/2009    to  12/31/2009        8.086995        10.374777      15,510.6400
  01/01/2010    to  12/31/2010       10.374777        11.815290      40,191.0197
  01/01/2011    to  12/31/2011       11.815290        11.200053      13,121.6077
  01/01/2012    to  12/31/2012       11.200053        12.779627           0.0000
  01/01/2013    to  12/31/2013       12.779627        15.867726           0.0000
============   ==== ==========       =========        =========      ===========
METLIFE GROWTH STRATEGY SUB-ACCOUNT (CLASS B)
 (FORMERLY STRATEGIC CONSERVATIVE GROWTH SUB-ACCOUNT (CLASS B))
  11/01/2006    to  12/31/2006        9.949616        10.236515      50,458.0147
  01/01/2007    to  12/31/2007       10.236515        10.895268      66,898.6679
  01/01/2008    to  11/07/2008       10.895268         6.955191           0.0000
============   ==== ==========       =========        =========      ===========
METLIFE MODERATE STRATEGY SUB-ACCOUNT (CLASS B)
  05/01/2006    to  12/31/2006       11.045054        11.605616           0.0000
  01/01/2007    to  12/31/2007       11.605616        12.153713           0.0000
  01/01/2008    to  12/31/2008       12.153713         8.817939           0.0000
  01/01/2009    to  12/31/2009        8.817939        10.963654           0.0000
  01/01/2010    to  12/31/2010       10.963654        12.151831           0.0000
  01/01/2011    to  12/31/2011       12.151831        11.969236       3,688.7311
  01/01/2012    to  12/31/2012       11.969236        13.264763       3,662.3395
  01/01/2013    to  12/31/2013       13.264763        14.941129       3,638.8549
============   ==== ==========       =========        =========      ===========

The following charts list the Condensed Financial Information (the accumulation unit value information for the accumulation units outstanding) for contracts issued as of December 31, 2013. See "Purchase - Accumulation Units" in the prospectus for information on how accumulation unit values are calculated. The charts present accumulation unit values based upon which riders you select. The charts are in addition to the charts in the prospectus.



CLASS B





                      1.40% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                     NUMBER OF
                                 ACCUMULATION     ACCUMULATION     ACCUMULATION
                                UNIT VALUE AT    UNIT VALUE AT        UNITS
                                 BEGINNING OF        END OF       OUTSTANDING AT
                                    PERIOD           PERIOD       END OF PERIOD
                               ---------------  ---------------  ---------------
AMERICAN FUNDS INSURANCE SERIES (Reg. TM)
AMERICAN FUNDS GLOBAL GROWTH SUB-ACCOUNT (CLASS 2)
  11/13/2006    to  12/31/2006       24.995714        25.896824           0.0000
  01/01/2007    to  12/31/2007       25.896824        29.327190           0.0000
  01/01/2008    to  12/31/2008       29.327190        17.816451           0.0000
  01/01/2009    to  12/31/2009       17.816451        25.001149           0.0000
  01/01/2010    to  12/31/2010       25.001149        27.549595           0.0000
  01/01/2011    to  12/31/2011       27.549595        24.753205           0.0000
  01/01/2012    to  12/31/2012       24.753205        29.914327           0.0000
  01/01/2013    to  12/31/2013       29.914327        38.105586           0.0000
============   ==== ==========      ==========       ==========           ======
AMERICAN FUNDS GLOBAL SMALL CAPITALIZATION SUB-ACCOUNT (CLASS 2)
  04/28/2008    to  12/31/2008       31.991996        16.195181           0.0000
  01/01/2009    to  12/31/2009       16.195181        25.759215           0.0000
  01/01/2010    to  12/31/2010       25.759215        31.094880           0.0000
  01/01/2011    to  12/31/2011       31.094880        24.792918           0.0000
  01/01/2012    to  12/31/2012       24.792918        28.890418           0.0000
  01/01/2013    to  12/31/2013       28.890418        36.545260           0.0000
============   ==== ==========      ==========       ==========           ======
AMERICAN FUNDS GROWTH SUB-ACCOUNT (CLASS 2)
  04/28/2008    to  12/31/2008      168.748133        97.573495           0.0000
  01/01/2009    to  12/31/2009       97.573495       134.137714           0.0000
  01/01/2010    to  12/31/2010      134.137714       156.984055           0.0000
  01/01/2011    to  12/31/2011      156.984055       148.185068           0.0000
  01/01/2012    to  12/31/2012      148.185068       172.256160           0.0000
  01/01/2013    to  12/31/2013      172.256160       220.994344           0.0000
============   ==== ==========      ==========       ==========           ======

                      1.40% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                     NUMBER OF
                                 ACCUMULATION     ACCUMULATION     ACCUMULATION
                                UNIT VALUE AT    UNIT VALUE AT        UNITS
                                 BEGINNING OF        END OF       OUTSTANDING AT
                                    PERIOD           PERIOD       END OF PERIOD
                               ---------------  ---------------  ---------------
FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST
TEMPLETON FOREIGN SECURITIES SUB-ACCOUNT (CLASS 2)
  01/01/2004    to  12/31/2004        9.337160        10.912970      11,300.8540
  01/01/2005    to  12/31/2005       10.912970        11.856027      10,006.3307
  01/01/2006    to  12/31/2006       11.856027        14.198986      11,311.8897
  01/01/2007    to  12/31/2007       14.198986        16.164643      13,073.1070
  01/01/2008    to  12/31/2008       16.164643         9.503099       8,325.2528
  01/01/2009    to  12/31/2009        9.503099        12.842236      11,779.4400
  01/01/2010    to  12/31/2010       12.842236        13.728420       8,236.6502
  01/01/2011    to  12/31/2011       13.728420        12.098150       8,427.1981
  01/01/2012    to  12/31/2012       12.098150        14.104148       6,526.7459
  01/01/2013    to  12/31/2013       14.104148        17.102922       5,175.0445
============   ==== ==========       =========        =========      ===========
MET INVESTORS SERIES TRUST
ALLIANCEBERNSTEIN GLOBAL DYNAMIC ALLOCATION SUB-ACCOUNT (CLASS B)
  04/30/2012    to  12/31/2012       10.219284        10.568199           0.0000
  01/01/2013    to  12/31/2013       10.568199        11.582847           0.0000
============   ==== ==========       =========        =========      ===========
AQR GLOBAL RISK BALANCED SUB-ACCOUNT (CLASS B)
  04/30/2012    to  12/31/2012       11.153421        11.560958           0.0000
  01/01/2013    to  12/31/2013       11.560958        11.013615           0.0000
============   ==== ==========       =========        =========      ===========
BLACKROCK GLOBAL TACTICAL STRATEGIES SUB-ACCOUNT (CLASS B)
  04/30/2012    to  12/31/2012        9.974236        10.297225           0.0000
  01/01/2013    to  12/31/2013       10.297225        11.200807           0.0000
============   ==== ==========       =========        =========      ===========
BLACKROCK HIGH YIELD SUB-ACCOUNT (CLASS B)
  05/04/2009    to  12/31/2009       14.423572        18.188601           0.0000
  01/01/2010    to  12/31/2010       18.188601        20.764713           0.0000
  01/01/2011    to  12/31/2011       20.764713        20.956683           0.0000
  01/01/2012    to  12/31/2012       20.956683        24.082343           0.0000
  01/01/2013    to  12/31/2013       24.082343        25.963982           0.0000
============   ==== ==========       =========        =========      ===========
BLACKROCK LARGE CAP CORE SUB-ACCOUNT (CLASS B)
  05/04/2009    to  12/31/2009        7.081403         8.476756           0.0000
  01/01/2010    to  12/31/2010        8.476756         9.392538           0.0000
  01/01/2011    to  12/31/2011        9.392538         9.278453           0.0000
  01/01/2012    to  12/31/2012        9.278453        10.367592           0.0000
  01/01/2013    to  12/31/2013       10.367592        13.717390           0.0000
============   ==== ==========       =========        =========      ===========

                                   1.40% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                     NUMBER OF
                                 ACCUMULATION     ACCUMULATION     ACCUMULATION
                                UNIT VALUE AT    UNIT VALUE AT        UNITS
                                 BEGINNING OF        END OF       OUTSTANDING AT
                                    PERIOD           PERIOD       END OF PERIOD
                               ---------------  ---------------  ---------------
CLARION GLOBAL REAL ESTATE SUB-ACCOUNT (CLASS B)
   04/28/2008   to  12/31/2008       17.145432         9.375546       7,235.5819
   01/01/2009   to  12/31/2009        9.375546        12.456502       7,918.1300
   01/01/2010   to  12/31/2010       12.456502        14.261852       7,074.7329
   01/01/2011   to  12/31/2011       14.261852        13.278301       5,956.9535
   01/01/2012   to  12/31/2012       13.278301        16.495575       5,105.5722
   01/01/2013   to  12/31/2013       16.495575        16.842986       4,187.1044
=============  ==== ==========       =========        =========      ===========
CLEARBRIDGE AGGRESSIVE GROWTH SUB-ACCOUNT (CLASS B)
 (FORMERLY LEGG MASON CLEARBRIDGE AGGRESSIVE GROWTH SUB-ACCOUNT (CLASS B))
   05/02/2011   to  12/31/2011        8.487126         7.692749      29,911.3510
   01/01/2012   to  12/31/2012        7.692749         8.989117      25,504.7496
   01/01/2013   to  12/31/2013        8.989117        12.906402      20,723.3873
=============  ==== ==========       =========        =========      ===========
CLEARBRIDGE AGGRESSIVE GROWTH SUB-ACCOUNT (CLASS B)
 (FORMERLY LEGG MASON CLEARBRIDGE AGGRESSIVE GROWTH SUB-ACCOUNT (CLASS B) AND
  BEFORE THAT LEGG MASON VALUE EQUITY SUB-ACCOUNT (CLASS B))
   05/01/2006   to  12/31/2006       10.417047        11.167932      29,601.5217
   01/01/2007   to  12/31/2007       11.167932        10.361388      19,699.5312
   01/01/2008   to  12/31/2008       10.361388         4.636803      15,046.2167
   01/01/2009   to  12/31/2009        4.636803         6.308458      14,233.6000
   01/01/2010   to  12/31/2010        6.308458         6.677074      13,353.9191
   01/01/2011   to  04/29/2011        6.677074         7.099800           0.0000
=============  ==== ==========       =========        =========      ===========
CLEARBRIDGE AGGRESSIVE GROWTH SUB-ACCOUNT (CLASS B)
 (FORMERLY LEGG MASON CLEARBRIDGE AGGRESSIVE GROWTH SUB-ACCOUNT (CLASS B) AND
  BEFORE THAT LEGG MASON VALUE EQUITY SUB-ACCOUNT (CLASS B) AND BEFORE THAT
  METROPOLITAN SERIES FUND, INC. - MFS (Reg. TM)INVESTORS TRUST SUB-ACCOUNT
  (CLASS B))
   01/01/2004   to  12/31/2004        9.930208        10.885772      42,116.9312
   01/01/2005   to  12/31/2005       10.885772        11.475744      32,031.0536
   01/01/2006   to  04/30/2006       11.475744        11.993749           0.0000
=============  ==== ==========       =========        =========      ===========
INVESCO BALANCED-RISK ALLOCATION SUB-ACCOUNT (CLASS B)
   04/30/2012   to  12/31/2012        1.010713         1.047990           0.0000
   01/01/2013   to  12/31/2013        1.047990         1.052652           0.0000
=============  ==== ==========       =========        =========      ===========

                      1.40% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                     NUMBER OF
                                 ACCUMULATION     ACCUMULATION     ACCUMULATION
                                UNIT VALUE AT    UNIT VALUE AT        UNITS
                                 BEGINNING OF        END OF       OUTSTANDING AT
                                    PERIOD           PERIOD       END OF PERIOD
                               ---------------  ---------------  ---------------
INVESCO COMSTOCK SUB-ACCOUNT (CLASS B)
 (FORMERLY VAN KAMPEN COMSTOCK SUB-ACCOUNT (CLASS B))
  05/01/2005    to  12/31/2005        9.998849        10.475896       2,416.1290
  01/01/2006    to  12/31/2006       10.475896        11.989012       2,580.3993
  01/01/2007    to  12/31/2007       11.989012        11.526833       1,073.0525
  01/01/2008    to  12/31/2008       11.526833         7.284283       1,109.0177
  01/01/2009    to  12/31/2009        7.284283         9.091671       1,165.2500
  01/01/2010    to  12/31/2010        9.091671        10.297003       1,164.8150
  01/01/2011    to  12/31/2011       10.297003        10.003552       1,175.1383
  01/01/2012    to  12/31/2012       10.003552        11.682023       1,125.5786
  01/01/2013    to  12/31/2013       11.682023        15.596276       1,051.1817
============   ==== ==========       =========        =========      ===========
INVESCO MID CAP VALUE SUB-ACCOUNT (CLASS B)
 (FORMERLY LORD ABBETT MID CAP VALUE SUB-ACCOUNT (CLASS B)
  01/01/2004    to  12/31/2004       19.320918        23.719979      30,430.0924
  01/01/2005    to  12/31/2005       23.719979        25.273416      15,839.0992
  01/01/2006    to  12/31/2006       25.273416        27.957521      12,724.3942
  01/01/2007    to  12/31/2007       27.957521        27.732058      10,201.7493
  01/01/2008    to  12/31/2008       27.732058        16.742026       8,775.2885
  01/01/2009    to  12/31/2009       16.742026        20.889916       9,629.4700
  01/01/2010    to  12/31/2010       20.889916        25.858287       8,425.8887
  01/01/2011    to  12/31/2011       25.858287        24.556513       7,443.1598
  01/01/2012    to  12/31/2012       24.556513        27.772107       6,980.4930
  01/01/2013    to  12/31/2013       27.772107        35.685485       6,007.0673
============   ==== ==========       =========        =========      ===========
INVESCO MID CAP VALUE SUB-ACCOUNT (CLASS B)
 (FORMERLY LORD ABBETT MID CAP VALUE SUB-ACCOUNT (CLASS B) AND BEFORE THAT
  LORD ABBETT AMERICA'S VALUE SUB-ACCOUNT (CLASS B))
  01/01/2004    to  12/31/2004       11.992867        13.922739       2,848.1289
  01/01/2005    to  12/31/2005       13.922739        14.271853           0.0000
  01/01/2006    to  12/31/2006       14.271853        16.150224           0.0000
  01/01/2007    to  04/27/2007       16.150224        17.207373           0.0000
============   ==== ==========       =========        =========      ===========
JPMORGAN GLOBAL ACTIVE ALLOCATION SUB-ACCOUNT (CLASS B)
  04/30/2012    to  12/31/2012        1.012767         1.050036           0.0000
  01/01/2013    to  12/31/2013        1.050036         1.149200           0.0000
============   ==== ==========       =========        =========      ===========

                      1.40% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                     NUMBER OF
                                 ACCUMULATION     ACCUMULATION     ACCUMULATION
                                UNIT VALUE AT    UNIT VALUE AT        UNITS
                                 BEGINNING OF        END OF       OUTSTANDING AT
                                    PERIOD           PERIOD       END OF PERIOD
                               ---------------  ---------------  ---------------
JPMORGAN SMALL CAP VALUE SUB-ACCOUNT (CLASS B)
 (FORMERLY DREMAN SMALL CAP VALUE SUB-ACCOUNT (CLASS B))
  04/28/2008    to  12/31/2008       13.277076         9.843513           0.0000
  01/01/2009    to  12/31/2009        9.843513        12.499594           0.0000
  01/01/2010    to  12/31/2010       12.499594        14.698521           0.0000
  01/01/2011    to  12/31/2011       14.698521        12.992729           0.0000
  01/01/2012    to  12/31/2012       12.992729        14.778850           0.0000
  01/01/2013    to  12/31/2013       14.778850        19.368355           0.0000
============   ==== ==========       =========        =========      ===========
LORD ABBETT BOND DEBENTURE SUB-ACCOUNT (CLASS B)
  01/01/2004    to  12/31/2004       16.103871        17.176230      18,511.1512
  01/01/2005    to  12/31/2005       17.176230        17.191034      28,047.0600
  01/01/2006    to  12/31/2006       17.191034        18.503458      23,869.5039
  01/01/2007    to  12/31/2007       18.503458        19.439891      19,586.3541
  01/01/2008    to  12/31/2008       19.439891        15.602834      13,621.1394
  01/01/2009    to  12/31/2009       15.602834        21.043810      11,431.1900
  01/01/2010    to  12/31/2010       21.043810        23.441889       4,729.0645
  01/01/2011    to  12/31/2011       23.441889        24.147479       4,699.2399
  01/01/2012    to  12/31/2012       24.147479        26.892804       4,652.8158
  01/01/2013    to  12/31/2013       26.892804        28.634885       4,595.0574
============   ==== ==========       =========        =========      ===========
LORD ABBETT BOND DEBENTURE SUB-ACCOUNT (CLASS B)
 (FORMERLY LORD ABBETT AMERICA'S VALUE SUB-ACCOUNT (CLASS B))
  01/01/2004    to  12/31/2004       11.992867        13.922739       2,848.1289
  01/01/2005    to  12/31/2005       13.922739        14.271853           0.0000
  01/01/2006    to  12/31/2006       14.271853        16.150224           0.0000
  01/01/2007    to  04/27/2007       16.150224        17.207373           0.0000
============   ==== ==========       =========        =========      ===========
MET/FRANKLIN LOW DURATION TOTAL RETURN SUB-ACCOUNT (CLASS B)
  05/02/2011    to  12/31/2011        9.988083         9.767007           0.0000
  01/01/2012    to  12/31/2012        9.767007        10.054067           0.0000
  01/01/2013    to  12/31/2013       10.054067        10.029369           0.0000
============   ==== ==========       =========        =========      ===========
MET/TEMPLETON INTERNATIONAL BOND SUB-ACCOUNT (CLASS B)
  05/03/2010    to  12/31/2010       11.788310        12.200953           0.0000
  01/01/2011    to  12/31/2011       12.200953        11.991877           0.0000
  01/01/2012    to  12/31/2012       11.991877        13.513736           0.0000
  01/01/2013    to  12/31/2013       13.513736        13.464108           0.0000
============   ==== ==========       =========        =========      ===========
METLIFE BALANCED PLUS SUB-ACCOUNT (CLASS B)
  04/30/2012    to  12/31/2012       10.001185        10.465180           0.0000
  01/01/2013    to  12/31/2013       10.465180        11.801777           0.0000
============   ==== ==========       =========        =========      ===========
METLIFE MULTI-INDEX TARGETED RISK SUB-ACCOUNT (CLASS B)
  04/29/2013    to  12/31/2013        1.079734         1.129006           0.0000
============   ==== ==========       =========        =========      ===========

                      1.40% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                     NUMBER OF
                                 ACCUMULATION     ACCUMULATION     ACCUMULATION
                                UNIT VALUE AT    UNIT VALUE AT        UNITS
                                 BEGINNING OF        END OF       OUTSTANDING AT
                                    PERIOD           PERIOD       END OF PERIOD
                               ---------------  ---------------  ---------------
MFS (Reg. TM) EMERGING MARKETS EQUITY SUB-ACCOUNT (CLASS B)
  04/28/2008    to  12/31/2008       13.493454         6.189533       6,225.3675
  01/01/2009    to  12/31/2009        6.189533        10.311678       9,960.9200
  01/01/2010    to  12/31/2010       10.311678        12.573888       6,365.5277
  01/01/2011    to  12/31/2011       12.573888        10.080204       6,127.4905
  01/01/2012    to  12/31/2012       10.080204        11.817517       5,735.7656
  01/01/2013    to  12/31/2013       11.817517        11.072761       5,479.2423
============   ==== ==========       =========        =========       ==========
MFS (Reg. TM) RESEARCH INTERNATIONAL SUB-ACCOUNT (CLASS B)
  01/01/2004    to  12/31/2004        9.491245        11.189560       9,254.3834
  01/01/2005    to  12/31/2005       11.189560        12.850864       7,396.7334
  01/01/2006    to  12/31/2006       12.850864        16.047013       4,180.7119
  01/01/2007    to  12/31/2007       16.047013        17.934775       2,820.0135
  01/01/2008    to  12/31/2008       17.934775        10.197634       2,902.7384
  01/01/2009    to  12/31/2009       10.197634        13.236719       4,040.4300
  01/01/2010    to  12/31/2010       13.236719        14.548673       3,057.0909
  01/01/2011    to  12/31/2011       14.548673        12.816060       2,701.2104
  01/01/2012    to  12/31/2012       12.816060        14.755778       2,628.5959
  01/01/2013    to  12/31/2013       14.755778        17.355494       2,618.3111
============   ==== ==========       =========        =========       ==========
MORGAN STANLEY MID CAP GROWTH (CLASS B)
 (FORMERLY VAN KAMPEN MID CAP GROWTH SUB-ACCOUNT (CLASS B) AND BEFORE THAT
  LORD ABBETT GROWTH OPPORTUNITIES SUB-ACCOUNT (CLASS B))
  01/01/2004    to  12/31/2004        8.796747         9.753649       7,507.6464
  01/01/2005    to  12/31/2005        9.753649        10.059071       2,865.3746
  01/01/2006    to  12/31/2006       10.059071        10.749914       2,859.5128
  01/01/2007    to  12/31/2007       10.749914        13.088605       2,854.3420
  01/01/2008    to  12/31/2008       13.088605         6.872158       2,847.4527
  01/01/2009    to  12/31/2009        6.872158        10.657745       7,357.4000
  01/01/2010    to  12/31/2010       10.657745        13.881861       1,193.1016
  01/01/2011    to  12/31/2011       13.881861        12.741688           0.0000
  01/01/2012    to  12/31/2012       12.741688        13.729784           0.0000
  01/01/2013    to  12/31/2013       13.729784        18.822369           0.0000
============   ==== ==========       =========        =========       ==========

                      1.40% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                     NUMBER OF
                                 ACCUMULATION     ACCUMULATION     ACCUMULATION
                                UNIT VALUE AT    UNIT VALUE AT        UNITS
                                 BEGINNING OF        END OF       OUTSTANDING AT
                                    PERIOD           PERIOD       END OF PERIOD
                               ---------------  ---------------  ---------------
OPPENHEIMER GLOBAL EQUITY SUB-ACCOUNT (CLASS B)
  05/01/2005    to  12/31/2005       14.365585        16.824885           0.0000
  01/01/2006    to  12/31/2006       16.824885        19.304552           0.0000
  01/01/2007    to  12/31/2007       19.304552        20.226655           0.0000
  01/01/2008    to  12/31/2008       20.226655        11.855415           0.0000
  01/01/2009    to  12/31/2009       11.855415        16.343625           0.0000
  01/01/2010    to  12/31/2010       16.343625        18.683400           0.0000
  01/01/2011    to  12/31/2011       18.683400        16.875548           0.0000
  01/01/2012    to  12/31/2012       16.875548        20.163307           0.0000
  01/01/2013    to  12/31/2013       20.163307        25.273996           0.0000
============   ==== ==========       =========        =========      ===========
OPPENHEIMER GLOBAL EQUITY SUB-ACCOUNT (CLASS B)
 (FORMERLY MET/TEMPLETON GROWTH SUB-ACCOUNT (CLASS B))
  04/28/2008    to  12/31/2008        9.998466         6.569280           0.0000
  01/01/2009    to  12/31/2009        6.569280         8.591113           0.0000
  01/01/2010    to  12/31/2010        8.591113         9.120547           0.0000
  01/01/2011    to  12/31/2011        9.120547         8.373692           0.0000
  01/01/2012    to  12/31/2012        8.373692        10.090892           0.0000
  01/01/2013    to  04/26/2013       10.090892        10.727673           0.0000
============   ==== ==========       =========        =========      ===========
PIMCO TOTAL RETURN SUB-ACCOUNT (CLASS B)
 (FORMERLY J.P. MORGAN QUALITY BOND SUB-ACCOUNT (CLASS B))
  01/01/2004    to  11/19/2004       14.683714        15.066905      37,054.3843
============   ==== ==========       =========        =========      ===========
PIONEER FUND SUB-ACCOUNT (CLASS A)
  05/01/2006    to  12/31/2006       18.232687        19.692996           0.0000
  01/01/2007    to  12/31/2007       19.692996        20.389607           0.0000
  01/01/2008    to  12/31/2008       20.389607        13.503355           0.0000
  01/01/2009    to  12/31/2009       13.503355        16.496076       1,303.0900
  01/01/2010    to  12/31/2010       16.496076        18.905667       1,301.6197
  01/01/2011    to  12/31/2011       18.905667        17.795573       1,344.1738
  01/01/2012    to  12/31/2012       17.795573        19.405234       1,348.0046
  01/01/2013    to  12/31/2013       19.405234        25.464845       1,097.6418
============   ==== ==========       =========        =========      ===========

                      1.40% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                     NUMBER OF
                                 ACCUMULATION     ACCUMULATION     ACCUMULATION
                                UNIT VALUE AT    UNIT VALUE AT        UNITS
                                 BEGINNING OF        END OF       OUTSTANDING AT
                                    PERIOD           PERIOD       END OF PERIOD
                               ---------------  ---------------  ---------------
PIONEER FUND SUB-ACCOUNT (CLASS B)
 (FORMERLY METROPOLITAN SERIES FUND, INC. - CAPITAL GUARDIAN U.S. EQUITY
  SUB-ACCOUNT (CLASS B))
  01/01/2004    to  12/31/2004       10.593988        11.387381      29,109.0023
  01/01/2005    to  12/31/2005       11.387381        11.847505      19,939.7766
  01/01/2006    to  12/31/2006       11.847505        12.832183       5,733.2526
  01/01/2007    to  12/31/2007       12.832183        12.611970       5,768.1282
  01/01/2008    to  12/31/2008       12.611970         7.411236       6,072.7754
  01/01/2009    to  12/31/2009        7.411236         7.328008           0.0000
  01/01/2010    to  12/31/2010        7.328008         7.328008           0.0000
  01/01/2011    to  12/31/2011        7.328008         7.328008           0.0000
  01/01/2012    to  12/31/2012        7.328008         7.328008           0.0000
  01/01/2013    to  12/31/2013        7.328008         7.328008           0.0000
============   ==== ==========       =========        =========      ===========
PIONEER FUND SUB-ACCOUNT (CLASS B)
 (FORMERLY CAPITAL GUARDIAN U.S. EQUITY SUB-ACCOUNT (CLASS B), BEFORE THAT
  METINVESTORS SERIES TRUST - J.P. MORGAN SELECT EQUITY SUB-ACCOUNT (CLASS B))
  01/01/2004    to  11/19/2004       15.100620        16.257944       2,426.8073
============   ==== ==========       =========        =========      ===========
PIONEER STRATEGIC INCOME SUB-ACCOUNT (CLASS A)
  05/01/2006    to  12/31/2006       18.498247        19.215033           0.0000
  01/01/2007    to  12/31/2007       19.215033        20.205784           0.0000
  01/01/2008    to  12/31/2008       20.205784        17.783915           0.0000
  01/01/2009    to  12/31/2009       17.783915        23.339258           0.0000
  01/01/2010    to  12/31/2010       23.339258        25.817038           0.0000
  01/01/2011    to  12/31/2011       25.817038        26.382895           0.0000
  01/01/2012    to  12/31/2012       26.382895        29.038399           0.0000
  01/01/2013    to  12/31/2013       29.038399        29.077016           0.0000
============   ==== ==========       =========        =========      ===========
PYRAMIS (Reg. TM) GOVERNMENT INCOME SUB-ACCOUNT (CLASS B)
  04/30/2012    to  12/31/2012       10.772567        10.939129           0.0000
  01/01/2013    to  12/31/2013       10.939129        10.299529           0.0000
============   ==== ==========       =========        =========      ===========
PYRAMIS (Reg. TM) MANAGED RISK SUB-ACCOUNT (CLASS B)
  04/29/2013    to  12/31/2013       10.216095        10.753200           0.0000
============   ==== ==========       =========        =========      ===========
SCHRODERS GLOBAL MULTI-ASSET SUB-ACCOUNT (CLASS B)
  04/30/2012    to  12/31/2012        1.010746         1.068149           0.0000
  01/01/2013    to  12/31/2013        1.068149         1.159797           0.0000
============   ==== ==========       =========        =========      ===========
SSGA GROWTH ETF SUB-ACCOUNT (CLASS B)
  05/04/2009    to  12/31/2009        8.105854        10.003688       6,241.9600
  01/01/2010    to  12/31/2010       10.003688        11.260907       6,070.4531
  01/01/2011    to  12/31/2011       11.260907        10.868245       1,826.6656
  01/01/2012    to  12/31/2012       10.868245        12.327324       1,705.6486
  01/01/2013    to  12/31/2013       12.327324        14.352831       1,597.3492
============   ==== ==========       =========        =========      ===========

                      1.40% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                     NUMBER OF
                                 ACCUMULATION     ACCUMULATION     ACCUMULATION
                                UNIT VALUE AT    UNIT VALUE AT        UNITS
                                 BEGINNING OF        END OF       OUTSTANDING AT
                                    PERIOD           PERIOD       END OF PERIOD
                               ---------------  ---------------  ---------------
SSGA GROWTH AND INCOME ETF SUB-ACCOUNT (CLASS B)
  05/04/2009    to  12/31/2009        8.805560        10.555519           0.0000
  01/01/2010    to  12/31/2010       10.555519        11.682751           0.0000
  01/01/2011    to  12/31/2011       11.682751        11.642906           0.0000
  01/01/2012    to  12/31/2012       11.642906        12.954905           0.0000
  01/01/2013    to  12/31/2013       12.954905        14.426778           0.0000
============   ==== ==========       =========        =========      ===========
PIMCO INFLATION PROTECTED BOND SUB-ACCOUNT (CLASS B)
  05/04/2009    to  12/31/2009       11.720714        12.964097         495.3200
  01/01/2010    to  12/31/2010       12.964097        13.776063         495.3163
  01/01/2011    to  12/31/2011       13.776063        15.098543         495.3163
  01/01/2012    to  12/31/2012       15.098543        16.247044         495.3163
  01/01/2013    to  12/31/2013       16.247044        14.535178         495.3163
============   ==== ==========       =========        =========      ===========
T. ROWE PRICE LARGE CAP VALUE SUB-ACCOUNT (CLASS A)
 (FORMERLY LORD ABBETT GROWTH AND INCOME SUB-ACCOUNT (CLASS A))
  05/01/2004    to  12/31/2004       43.409333        48.171871         120.7444
  01/01/2005    to  12/31/2005       48.171871        49.250312         120.6086
  01/01/2006    to  12/31/2006       49.250312        57.322718         126.3117
  01/01/2007    to  12/31/2007       57.322718        58.790098         121.1741
  01/01/2008    to  12/31/2008       58.790098        36.989355         122.9032
  01/01/2009    to  12/31/2009       36.989355        43.286415         101.3900
  01/01/2010    to  12/31/2010       43.286415        50.081055          69.4326
  01/01/2011    to  12/31/2011       50.081055        47.525399          43.5154
  01/01/2012    to  12/31/2012       47.525399        55.423980           0.0000
  01/01/2013    to  12/31/2013       55.423980        73.285175           0.0000
============   ==== ==========       =========        =========      ===========
T. ROWE PRICE LARGE CAP VALUE SUB-ACCOUNT (CLASS A)
 (FORMERLY LORD ABBETT GROWTH AND INCOME SUB-ACCOUNT (CLASS A) AND FORMERLY AIM
  V.I. PREMIER EQUITY SUB-ACCOUNT (SERIES II))
  01/01/2004    to  04/30/2004        5.841895         5.728458       1,302.7536
============   ==== ==========       =========        =========      ===========
T. ROWE PRICE LARGE CAP VALUE SUB-ACCOUNT (CLASS B)
 (FORMERLY LORD ABBETT GROWTH AND INCOME SUB-ACCOUNT (CLASS B))
  01/01/2004    to  12/31/2004       43.085314        47.857828      10,963.9496
  01/01/2005    to  12/31/2005       47.857828        48.795052       5,284.7123
  01/01/2006    to  12/31/2006       48.795052        56.676303       4,392.7837
  01/01/2007    to  12/31/2007       56.676303        57.963907       4,240.7870
  01/01/2008    to  12/31/2008       57.963907        36.390485       4,040.8398
  01/01/2009    to  12/31/2009       36.390485        42.484860       4,053.8500
  01/01/2010    to  12/31/2010       42.484860        49.024477       3,681.8561
  01/01/2011    to  12/31/2011       49.024477        46.405570       3,920.4239
  01/01/2012    to  12/31/2012       46.405570        53.983597       3,423.1095
  01/01/2013    to  12/31/2013       53.983597        71.213135       3,297.8966
============   ==== ==========       =========        =========      ===========

                      1.40% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                     NUMBER OF
                                 ACCUMULATION     ACCUMULATION     ACCUMULATION
                                UNIT VALUE AT    UNIT VALUE AT        UNITS
                                 BEGINNING OF        END OF       OUTSTANDING AT
                                    PERIOD           PERIOD       END OF PERIOD
                               ---------------  ---------------  ---------------
T. ROWE PRICE LARGE CAP VALUE SUB-ACCOUNT (CLASS B)
 (FORMERLY LORD ABBETT GROWTH AND INCOME SUB-ACCOUNT (CLASS B) AND BEFORE THAT
  (FRANKLIN TEMPLETON) MUTUAL SHARES SECURITIES SUB-ACCOUNT (CLASS 2))
  01/01/2004    to  04/30/2004       13.127728        13.339526       2,795.0396
============   ==== ==========       =========        =========      ===========
T. ROWE PRICE LARGE CAP VALUE SUB-ACCOUNT (CLASS B)
 (FORMERLY LORD ABBETT GROWTH AND INCOME SUB-ACCOUNT (CLASS B) AND FORMERLY
  PUTNAM VT GROWTH AND INCOME SUB-ACCOUNT (CLASS IB))
  01/01/2004    to  12/31/2004       11.261659        12.338602           0.0000
  01/01/2005    to  12/31/2005       12.338602        12.803698           0.0000
  01/01/2006    to  12/31/2006       12.803698        14.635138           0.0000
  01/01/2007    to  12/31/2007       14.635138        13.559101           0.0000
  01/01/2008    to  12/31/2008       13.559101         8.196072           0.0000
  01/01/2009    to  12/31/2009        8.196072        10.491570           0.0000
  01/01/2010    to  04/30/2010       10.491570        11.209019           0.0000
============   ==== ==========       =========        =========      ===========
T. ROWE PRICE MID CAP GROWTH SUB-ACCOUNT (CLASS B)
  01/01/2004    to  12/31/2004        6.124338         7.115346      41,832.8542
  01/01/2005    to  12/31/2005        7.115346         8.043025      37,015.6615
  01/01/2006    to  12/31/2006        8.043025         8.420410      28,999.0937
  01/01/2007    to  12/31/2007        8.420410         9.767155      28,195.5471
  01/01/2008    to  12/31/2008        9.767155         5.802712      18,348.4507
  01/01/2009    to  12/31/2009        5.802712         8.323983      20,989.4800
  01/01/2010    to  12/31/2010        8.323983        10.480662      20,037.0476
  01/01/2011    to  12/31/2011       10.480662        10.164966      18,964.2290
  01/01/2012    to  12/31/2012       10.164966        11.394364      17,739.6161
  01/01/2013    to  12/31/2013       11.394364        15.345991      16,056.4500
============   ==== ==========       =========        =========      ===========
METROPOLITAN SERIES FUND
BAILLIE GIFFORD INTERNATIONAL STOCK SUB-ACCOUNT (CLASS B)
  01/01/2004    to  12/31/2004       12.622994        14.684894      26,584.1235
  01/01/2005    to  12/31/2005       14.684894        17.028072      21,458.2870
  01/01/2006    to  12/31/2006       17.028072        19.516872      14,793.0023
  01/01/2007    to  12/31/2007       19.516872        21.181830      13,377.6905
  01/01/2008    to  12/31/2008       21.181830        11.645978       7,110.6997
  01/01/2009    to  12/31/2009       11.645978        13.997455       7,971.1300
  01/01/2010    to  12/31/2010       13.997455        14.749953       8,269.2401
  01/01/2011    to  12/31/2011       14.749953        11.616925       7,900.0460
  01/01/2012    to  12/31/2012       11.616925        13.673094       7,612.0925
  01/01/2013    to  12/31/2013       13.673094        15.524057       7,099.2374
============   ==== ==========       =========        =========      ===========
BARCLAYS AGGREGATE BOND INDEX SUB-ACCOUNT (CLASS G)
  04/29/2013    to  12/31/2013       16.820278        16.119922           0.0000
============   ==== ==========       =========        =========      ===========

                      1.40% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                     NUMBER OF
                                 ACCUMULATION     ACCUMULATION     ACCUMULATION
                                UNIT VALUE AT    UNIT VALUE AT        UNITS
                                 BEGINNING OF        END OF       OUTSTANDING AT
                                    PERIOD           PERIOD       END OF PERIOD
                               ---------------  ---------------  ---------------
BLACKROCK BOND INCOME SUB-ACCOUNT (CLASS B)
  05/01/2005    to  12/31/2005       44.994946        45.187527          33.1922
  01/01/2006    to  12/31/2006       45.187527        46.404498         161.9672
  01/01/2007    to  12/31/2007       46.404498        48.511491         157.3424
  01/01/2008    to  12/31/2008       48.511491        46.082096         121.6597
  01/01/2009    to  12/31/2009       46.082096        49.614569          90.4500
  01/01/2010    to  12/31/2010       49.614569        52.872659         106.0668
  01/01/2011    to  12/31/2011       52.872659        55.426490           0.0000
  01/01/2012    to  12/31/2012       55.426490        58.631517           0.0000
  01/01/2013    to  12/31/2013       58.631517        57.233781          13.4201
============   ==== ==========       =========        =========      ===========
BLACKROCK CAPITAL APPRECIATION SUB-ACCOUNT (CLASS A)
 (FORMERLY BLACKROCK LEGACY LARGE CAP GROWTH SUB-ACCOUNT (CLASS A))
  05/04/2009    to  12/31/2009        9.006542        11.357631         113.8500
  01/01/2010    to  12/31/2010       11.357631        13.419616         113.1439
  01/01/2011    to  12/31/2011       13.419616        12.049544         108.0536
  01/01/2012    to  12/31/2012       12.049544        13.588812         102.8417
  01/01/2013    to  12/31/2013       13.588812        17.985305           0.0000
============   ==== ==========       =========        =========      ===========
BLACKROCK CAPITAL APPRECIATION SUB-ACCOUNT (CLASS A)
 (FORMERLY BLACKROCK LEGACY LARGE CAP GROWTH SUB-ACCOUNT (CLASS A) AND BEFORE
  THAT MET INVESTORS SERIES TRUST - MET/AIM CAPITAL APPRECIATION SUB-ACCOUNT
  (CLASS A))
  04/30/2007    to  12/31/2007       15.582037        16.299852           0.0000
  01/01/2008    to  12/31/2008       16.299852         9.218816           0.0000
  01/01/2009    to  05/01/2009        9.218816         8.767882           0.0000
============   ==== ==========       =========        =========      ===========
BLACKROCK MONEY MARKET SUB-ACCOUNT (CLASS B)
 (FORMERLY MONEY MARKET SUB-ACCOUNT (CLASS B))
  05/01/2005    to  12/31/2005        9.962131        10.067108       1,506.1577
  01/01/2006    to  12/31/2006       10.067108        10.379339       1,528.5288
  01/01/2007    to  12/31/2007       10.379339        10.726990       1,615.8009
  01/01/2008    to  12/31/2008       10.726990        10.852384      34,587.3751
  01/01/2009    to  12/31/2009       10.852384        10.728603      25,831.3700
  01/01/2010    to  12/31/2010       10.728603        10.579444      25,268.9084
  01/01/2011    to  12/31/2011       10.579444        10.432759      12,869.7227
  01/01/2012    to  12/31/2012       10.432759        10.286924      14,296.1254
  01/01/2013    to  12/31/2013       10.286924        10.143906      12,323.7429
============   ==== ==========       =========        =========      ===========
BLACKROCK MONEY MARKET SUB-ACCOUNT (CLASS B)
 (FORMERLY MET INVESTORS SERIES TRUST - MONEY MARKET SUB-ACCOUNT (CLASS B))
  01/01/2004    to  12/31/2004       10.025490         9.949131       1,143.9346
  01/01/2005    to  04/30/2005        9.949131         9.962144           0.0000
============   ==== ==========       =========        =========      ===========

                      1.40% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                     NUMBER OF
                                 ACCUMULATION     ACCUMULATION     ACCUMULATION
                                UNIT VALUE AT    UNIT VALUE AT        UNITS
                                 BEGINNING OF        END OF       OUTSTANDING AT
                                    PERIOD           PERIOD       END OF PERIOD
                               ---------------  ---------------  ---------------
DAVIS VENTURE VALUE SUB-ACCOUNT (CLASS E)
  01/01/2004    to  12/31/2004       10.774657        11.914458      62,017.0154
  01/01/2005    to  12/31/2005       11.914458        12.940186      55,913.7510
  01/01/2006    to  12/31/2006       12.940186        14.599039      44,108.4589
  01/01/2007    to  12/31/2007       14.599039        15.032974      41,915.2048
  01/01/2008    to  12/31/2008       15.032974         8.974351      28,401.1058
  01/01/2009    to  12/31/2009        8.974351        11.666208      32,587.0700
  01/01/2010    to  12/31/2010       11.666208        12.863512      26,642.3802
  01/01/2011    to  12/31/2011       12.863512        12.154912      26,023.6926
  01/01/2012    to  12/31/2012       12.154912        13.507356      22,699.9065
  01/01/2013    to  12/31/2013       13.507356        17.785459      19,568.7217
============   ==== ==========       =========        =========      ===========
JENNISON GROWTH SUB-ACCOUNT (CLASS B)
  05/01/2005    to  12/31/2005        9.767628        11.732904       3,331.0108
  01/01/2006    to  12/31/2006       11.732904        11.862235       5,886.8681
  01/01/2007    to  12/31/2007       11.862235        13.028539       3,995.2464
  01/01/2008    to  12/31/2008       13.028539         8.151742       3,256.8272
  01/01/2009    to  12/31/2009        8.151742        11.218662       5,675.6000
  01/01/2010    to  12/31/2010       11.218662        12.314380       2,728.3696
  01/01/2011    to  12/31/2011       12.314380        12.170454       2,694.4130
  01/01/2012    to  12/31/2012       12.170454        13.867318       2,895.4428
  01/01/2013    to  12/31/2013       13.867318        18.697531       3,019.0815
============   ==== ==========       =========        =========      ===========
JENNISON GROWTH SUB-ACCOUNT (CLASS B)
 (FORMERLY OPPENHEIMER CAPITAL APPRECIATION SUB-ACCOUNT (CLASS B))
  05/01/2005    to  12/31/2005        7.946876         8.628835       4,589.0843
  01/01/2006    to  12/31/2006        8.628835         9.157247       4,954.7569
  01/01/2007    to  12/31/2007        9.157247        10.319460       4,559.6935
  01/01/2008    to  12/31/2008       10.319460         5.500886       5,099.0168
  01/01/2009    to  12/31/2009        5.500886         7.795018       5,556.2100
  01/01/2010    to  12/31/2010        7.795018         8.408984         924.3882
  01/01/2011    to  12/31/2011        8.408984         8.177831         559.6554
  01/01/2012    to  04/27/2012        8.177831         9.200030           0.0000
============   ==== ==========       =========        =========      ===========
JENNISON GROWTH SUB-ACCOUNT (CLASS B)
 (FORMERLY MET/PUTNAM VOYAGER SUB-ACCOUNT (CLASS B))
  01/01/2004    to  12/31/2004       11.731978        12.108329           0.0000
  01/01/2005    to  04/30/2005       12.108329        11.137070           0.0000
============   ==== ==========       =========        =========      ===========

                      1.40% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                     NUMBER OF
                                 ACCUMULATION     ACCUMULATION     ACCUMULATION
                                UNIT VALUE AT    UNIT VALUE AT        UNITS
                                 BEGINNING OF        END OF       OUTSTANDING AT
                                    PERIOD           PERIOD       END OF PERIOD
                               ---------------  ---------------  ---------------
LOOMIS SAYLES SMALL CAP GROWTH SUB-ACCOUNT (CLASS B)
 (FORMERLY FRANKLIN TEMPLETON SMALL CAP GROWTH SUB-ACCOUNT (CLASS B))
  04/30/2007    to  12/31/2007       11.561403        11.176208         232.8390
  01/01/2008    to  12/31/2008       11.176208         6.467885           0.0000
  01/01/2009    to  12/31/2009        6.467885         8.270691       1,020.0200
  01/01/2010    to  12/31/2010        8.270691        10.712388       1,013.0935
  01/01/2011    to  12/31/2011       10.712388        10.853762       1,013.0935
  01/01/2012    to  12/31/2012       10.853762        11.867994       1,013.0935
  01/01/2013    to  12/31/2013       11.867994        17.364975       1,013.0935
============   ==== ==========       =========        =========       ==========
MET/DIMENSIONAL INTERNATIONAL SMALL COMPANY SUB-ACCOUNT (CLASS B)
  05/04/2009    to  12/31/2009       10.713153        14.264505           0.0000
  01/01/2010    to  12/31/2010       14.264505        17.243796           0.0000
  01/01/2011    to  12/31/2011       17.243796        14.240851           0.0000
  01/01/2012    to  12/31/2012       14.240851        16.555969           0.0000
  01/01/2013    to  12/31/2013       16.555969        20.832100           0.0000
============   ==== ==========       =========        =========       ==========
MFS (Reg. TM) TOTAL RETURN SUB-ACCOUNT (CLASS B)
  01/01/2004    to  12/31/2004       10.501575        11.493282       2,053.4547
  01/01/2005    to  12/31/2005       11.493282        11.657051       1,580.7692
  01/01/2006    to  12/31/2006       11.657051        12.867217       1,580.4625
  01/01/2007    to  12/31/2007       12.867217        13.209784       1,575.4086
  01/01/2008    to  12/31/2008       13.209784        10.114637       1,365.8772
  01/01/2009    to  12/31/2009       10.114637        11.799634       1,463.6500
  01/01/2010    to  12/31/2010       11.799634        12.775706       1,540.7715
  01/01/2011    to  12/31/2011       12.775706        12.870452       1,495.9283
  01/01/2012    to  12/31/2012       12.870452        14.125725       1,476.4506
  01/01/2013    to  12/31/2013       14.125725        16.534079       1,351.4174
============   ==== ==========       =========        =========       ==========
MFS (Reg. TM) VALUE SUB-ACCOUNT (CLASS B)
  04/28/2008    to  12/31/2008       15.982457        11.145871           0.0000
  01/01/2009    to  12/31/2009       11.145871        13.253374           0.0000
  01/01/2010    to  12/31/2010       13.253374        14.530243           0.0000
  01/01/2011    to  12/31/2011       14.530243        14.420207           0.0000
  01/01/2012    to  12/31/2012       14.420207        16.539022           0.0000
  01/01/2013    to  12/31/2013       16.539022        22.080341           0.0000
============   ==== ==========       =========        =========       ==========

                                   1.40% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                     NUMBER OF
                                 ACCUMULATION     ACCUMULATION     ACCUMULATION
                                UNIT VALUE AT    UNIT VALUE AT        UNITS
                                 BEGINNING OF        END OF       OUTSTANDING AT
                                    PERIOD           PERIOD       END OF PERIOD
                               ---------------  ---------------  ---------------
MFS (Reg. TM) VALUE SUB-ACCOUNT (CLASS B)
 (FORMERLY MET/FRANKLIN MUTUAL SHARES SUB-ACCOUNT (CLASS B))
   04/28/2008    to  12/31/2008        9.998466         6.600141          0.0000
   01/01/2009    to  12/31/2009        6.600141         8.127948          0.0000
   01/01/2010    to  12/31/2010        8.127948         8.898507          0.0000
   01/01/2011    to  12/31/2011        8.898507         8.727061          0.0000
   01/01/2012    to  12/31/2012        8.727061         9.802627          0.0000
   01/01/2013    to  04/26/2013        9.802627        10.737897          0.0000
=============   ==== ==========       =========        =========      ==========
NEUBERGER BERMAN GENESIS SUB-ACCOUNT (CLASS B)
   04/29/2013    to  12/31/2013       20.072182        25.065607         54.3052
=============   ==== ==========       =========        =========      ==========
NEUBERGER BERMAN GENESIS SUB-ACCOUNT (CLASS B)
 (FORMERLY MLA MID CAP SUB-ACCOUNT (CLASS B))
   04/30/2007    to  12/31/2007       17.676092        15.683126        704.3003
   01/01/2008    to  12/31/2008       15.683126         9.541425        780.3380
   01/01/2009    to  12/31/2009        9.541425        12.867595        877.0500
   01/01/2010    to  12/31/2010       12.867595        15.589341         67.8639
   01/01/2011    to  12/31/2011       15.589341        14.561957         67.2321
   01/01/2012    to  12/31/2012       14.561957        15.117416         66.6068
   01/01/2013    to  04/26/2013       15.117416        16.391440          0.0000
=============   ==== ==========       =========        =========      ==========
NEUBERGER BERMAN GENESIS SUB-ACCOUNT (CLASS B)
 (FORMERLY MLA MID CAP SUB-ACCOUNT (CLASS B) AND BEFORE THAT MET/PUTNAM CAPITAL
  OPPORTUNITIES SUB-ACCOUNT (CLASS B))
   01/01/2004    to  12/31/2004       14.019403        16.357674      1,035.9969
   01/01/2005    to  12/31/2005       16.357674        17.709541          0.0000
   01/01/2006    to  12/31/2006       17.709541        20.017152          0.0000
   01/01/2007    to  04/27/2007       20.017152        21.761503          0.0000
=============   ==== ==========       =========        =========      ==========
NEUBERGER BERMAN GENESIS SUB-ACCOUNT (CLASS B)
 (FORMERLY MLA MID CAP SUB-ACCOUNT (CLASS B) AND BEFORE THAT PIONEER MID-CAP
  VALUE SUB-ACCOUNT (CLASS A))
   05/01/2006    to  12/31/2006       11.399082        12.073431          0.0000
   01/01/2007    to  04/27/2007       12.073431        13.336444          0.0000
=============   ==== ==========       =========        =========      ==========

                      1.40% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                     NUMBER OF
                                 ACCUMULATION     ACCUMULATION     ACCUMULATION
                                UNIT VALUE AT    UNIT VALUE AT        UNITS
                                 BEGINNING OF        END OF       OUTSTANDING AT
                                    PERIOD           PERIOD       END OF PERIOD
                               ---------------  ---------------  ---------------
T. ROWE PRICE LARGE CAP GROWTH SUB-ACCOUNT (CLASS B)
  05/01/2004    to  12/31/2004       11.166965        12.100728       4,659.0693
  01/01/2005    to  12/31/2005       12.100728        12.688022       4,320.5788
  01/01/2006    to  12/31/2006       12.688022        14.123929      10,872.6315
  01/01/2007    to  12/31/2007       14.123929        15.207568      21,262.0863
  01/01/2008    to  12/31/2008       15.207568         8.697349       8,444.1189
  01/01/2009    to  12/31/2009        8.697349        12.267470      10,346.3200
  01/01/2010    to  12/31/2010       12.267470        14.122483      10,251.6075
  01/01/2011    to  12/31/2011       14.122483        13.740600       9,768.7161
  01/01/2012    to  12/31/2012       13.740600        16.078756       8,726.4607
  01/01/2013    to  12/31/2013       16.078756        22.002126       8,293.7517
============   ==== ==========       =========        =========      ===========
T. ROWE PRICE LARGE CAP GROWTH SUB-ACCOUNT (CLASS B)
 (FORMERLY FRANKLIN LARGE CAP GROWTH SECURITIES SUB-ACCOUNT (CLASS 2))
  01/01/2004    to  04/30/2004       12.615636        12.630169       1,463.6292
============   ==== ==========       =========        =========      ===========
T. ROWE PRICE SMALL CAP GROWTH SUB-ACCOUNT (CLASS B)
  05/01/2004    to  12/31/2004       12.381520        13.200126       7,085.8711
  01/01/2005    to  12/31/2005       13.200126        14.411949       5,536.1217
  01/01/2006    to  12/31/2006       14.411949        14.727785       4,871.9940
  01/01/2007    to  12/31/2007       14.727785        15.906297       4,924.4658
  01/01/2008    to  12/31/2008       15.906297         9.988194       4,849.0591
  01/01/2009    to  12/31/2009        9.988194        13.654627       6,076.8400
  01/01/2010    to  12/31/2010       13.654627        18.132218       5,847.6488
  01/01/2011    to  12/31/2011       18.132218        18.139410       4,457.7387
  01/01/2012    to  12/31/2012       18.139410        20.731411       4,362.9418
  01/01/2013    to  12/31/2013       20.731411        29.473380       4,033.0499
============   ==== ==========       =========        =========      ===========
VAN ECK GLOBAL NATURAL RESOURCES SUB-ACCOUNT (CLASS B)
  05/03/2010    to  12/31/2010       15.910544        18.813900           0.0000
  01/01/2011    to  12/31/2011       18.813900        15.459213           0.0000
  01/01/2012    to  12/31/2012       15.459213        15.636178           0.0000
  01/01/2013    to  12/31/2013       15.636178        17.077069           0.0000
============   ==== ==========       =========        =========      ===========

                      1.40% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                     NUMBER OF
                                 ACCUMULATION     ACCUMULATION     ACCUMULATION
                                UNIT VALUE AT    UNIT VALUE AT        UNITS
                                 BEGINNING OF        END OF       OUTSTANDING AT
                                    PERIOD           PERIOD       END OF PERIOD
                               ---------------  ---------------  ---------------
PUTNAM VARIABLE TRUST
PUTNAM VT EQUITY INCOME SUB-ACCOUNT (CLASS IB)
  01/01/2004    to  12/31/2004       12.037577        13.272548       2,807.3588
  01/01/2005    to  12/31/2005       13.272548        13.809168           0.0000
  01/01/2006    to  12/31/2006       13.809168        16.183832           0.0000
  01/01/2007    to  12/31/2007       16.183832        16.466350           0.0000
  01/01/2008    to  12/31/2008       16.466350        11.180272           0.0000
  01/01/2009    to  12/31/2009       11.180272        14.051174           0.0000
  01/01/2010    to  12/31/2010       14.051174        15.602673           0.0000
  01/01/2011    to  12/31/2011       15.602673        15.681839           0.0000
  01/01/2012    to  12/31/2012       15.681839        18.447751           0.0000
  01/01/2013    to  12/31/2013       18.447751        24.088215           0.0000
============   ==== ==========       =========        =========       ==========
MET INVESTORS SERIES TRUST - METLIFE ASSET ALLOCATION PROGRAM
METLIFE AGGRESSIVE STRATEGY SUB-ACCOUNT (CLASS B)
  05/01/2006    to  12/31/2006       12.455111        13.042619           0.0000
  01/01/2007    to  12/31/2007       13.042619        13.231586           0.0000
  01/01/2008    to  12/31/2008       13.231586         7.722094       3,780.5518
  01/01/2009    to  12/31/2009        7.722094        10.100668       3,760.0100
  01/01/2010    to  12/31/2010       10.100668        11.603880       3,745.0349
  01/01/2011    to  12/31/2011       11.603880        10.781962       3,731.8830
  01/01/2012    to  12/31/2012       10.781962        12.411214           0.0000
  01/01/2013    to  12/31/2013       12.411214        15.849987       1,086.5641
============   ==== ==========       =========        =========       ==========
METLIFE BALANCED STRATEGY SUB-ACCOUNT (CLASS B)
  05/01/2006    to  12/31/2006       11.514026        12.126242           0.0000
  01/01/2007    to  12/31/2007       12.126242        12.540561           0.0000
  01/01/2008    to  12/31/2008       12.540561         8.416529           0.0000
  01/01/2009    to  12/31/2009        8.416529        10.651271           0.0000
  01/01/2010    to  12/31/2010       10.651271        11.930159           0.0000
  01/01/2011    to  12/31/2011       11.930159        11.564314           0.0000
  01/01/2012    to  12/31/2012       11.564314        12.991262           0.0000
  01/01/2013    to  12/31/2013       12.991262        15.298349           0.0000
============   ==== ==========       =========        =========       ==========

                      1.40% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                     NUMBER OF
                                 ACCUMULATION     ACCUMULATION     ACCUMULATION
                                UNIT VALUE AT    UNIT VALUE AT        UNITS
                                 BEGINNING OF        END OF       OUTSTANDING AT
                                    PERIOD           PERIOD       END OF PERIOD
                               ---------------  ---------------  ---------------
METLIFE DEFENSIVE STRATEGY SUB-ACCOUNT (CLASS B)
  05/01/2006    to  12/31/2006       10.634052        11.159705           0.0000
  01/01/2007    to  12/31/2007       11.159705        11.655090           0.0000
  01/01/2008    to  12/31/2008       11.655090         9.119270           0.0000
  01/01/2009    to  12/31/2009        9.119270        11.052490           0.0000
  01/01/2010    to  12/31/2010       11.052490        12.087115           0.0000
  01/01/2011    to  12/31/2011       12.087115        12.131028           0.0000
  01/01/2012    to  12/31/2012       12.131028        13.266703           0.0000
  01/01/2013    to  12/31/2013       13.266703        14.270071           0.0000
============   ==== ==========       =========        =========      ===========
METLIFE GROWTH STRATEGY SUB-ACCOUNT (CLASS B)
  05/01/2006    to  12/31/2006       12.132810        12.785659           0.0000
  01/01/2007    to  12/31/2007       12.785659        13.199806           0.0000
  01/01/2008    to  12/31/2008       13.199806         8.086995      31,923.5984
  01/01/2009    to  12/31/2009        8.086995        10.374777      15,510.6400
  01/01/2010    to  12/31/2010       10.374777        11.815290      40,191.0197
  01/01/2011    to  12/31/2011       11.815290        11.200053      13,121.6077
  01/01/2012    to  12/31/2012       11.200053        12.779627           0.0000
  01/01/2013    to  12/31/2013       12.779627        15.867726           0.0000
============   ==== ==========       =========        =========      ===========
METLIFE GROWTH STRATEGY SUB-ACCOUNT (CLASS B)
 (FORMERLY MET/FRANKLIN TEMPLETON FOUNDING STRATEGY SUB-ACCOUNT (CLASS B))
  04/28/2008    to  12/31/2008        9.998466         7.033638           0.0000
  01/01/2009    to  12/31/2009        7.033638         8.916144           0.0000
  01/01/2010    to  12/31/2010        8.916144         9.675478           0.0000
  01/01/2011    to  12/31/2011        9.675478         9.373272           0.0000
  01/01/2012    to  12/31/2012        9.373272        10.732527           0.0000
  01/01/2013    to  04/26/2013       10.732527        11.554139           0.0000
============   ==== ==========       =========        =========      ===========
METLIFE MODERATE STRATEGY SUB-ACCOUNT (CLASS B)
  05/01/2006    to  12/31/2006       11.045054        11.605616           0.0000
  01/01/2007    to  12/31/2007       11.605616        12.153713           0.0000
  01/01/2008    to  12/31/2008       12.153713         8.817939           0.0000
  01/01/2009    to  12/31/2009        8.817939        10.963654           0.0000
  01/01/2010    to  12/31/2010       10.963654        12.151831           0.0000
  01/01/2011    to  12/31/2011       12.151831        11.969236       3,688.7311
  01/01/2012    to  12/31/2012       11.969236        13.264763       3,662.3395
  01/01/2013    to  12/31/2013       13.264763        14.941129       3,638.8549
============   ==== ==========       =========        =========      ===========

FINANCIAL STATEMENTS

The financial statements and financial highlights comprising each of the Sub-Accounts of the Separate Account and the financial statements of the Company are included herein.


The financial statements of the Company should be considered only as bearing upon the ability of the Company to meet its obligations under the contract.

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM


To the Contract Owners of
First MetLife Investors Variable Annuity Account One and Board of Directors of
First MetLife Investors Insurance Company

We have audited the accompanying statements of assets and liabilities of First MetLife Investors Variable Annuity Account One (the "Separate Account") of First MetLife Investors Insurance Company (the "Company") comprising each of the individual Sub-Accounts listed in Note 2.A as of December 31, 2013, the related statements of operations for the respective stated period in the year then ended, the statements of changes in net assets for the respective stated periods in the two years then ended, and the financial highlights in Note 8 for the respective stated periods in the five years then ended. These financial statements and financial highlights are the responsibility of the Separate Account's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Separate Account is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Separate Account's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of investments owned as of December 31, 2013, by correspondence with the custodian or mutual fund companies. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of each of the Sub-Accounts constituting the Separate Account of the Company as of December 31, 2013, the results of their operations for the respective stated period in the year then ended, the changes in their net assets for the respective stated periods in the two years then ended, and the financial highlights for the respective stated periods in the five years then ended, in conformity with accounting principles generally accepted in the United States of America.



/s/ DELOITTE & TOUCHE LLP
Certified Public Accountants

Tampa, Florida
March 27, 2014

This page is intentionally left blank.

            FIRST METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
                OF FIRST METLIFE INVESTORS INSURANCE COMPANY
                    STATEMENTS OF ASSETS AND LIABILITIES
                              DECEMBER 31, 2013


                                                                                           AMERICAN FUNDS
                                               AMERICAN FUNDS        AMERICAN FUNDS         GLOBAL SMALL         AMERICAN FUNDS
                                                    BOND              GLOBAL GROWTH        CAPITALIZATION            GROWTH
                                                 SUB-ACCOUNT           SUB-ACCOUNT           SUB-ACCOUNT           SUB-ACCOUNT
                                            -------------------   -------------------   -------------------   -------------------
ASSETS:
   Investments at fair value..............  $        10,869,089   $        26,820,161   $         5,157,274   $        59,275,047
   Due from First MetLife Investors
     Insurance Company....................                   --                    --                    --                    --
                                            -------------------   -------------------   -------------------   -------------------
       Total Assets.......................           10,869,089            26,820,161             5,157,274            59,275,047
                                            -------------------   -------------------   -------------------   -------------------
LIABILITIES:
   Accrued fees...........................                    4                    19                    27                    21
   Due to First MetLife Investors
     Insurance Company....................                   --                     1                     1                     3
                                            -------------------   -------------------   -------------------   -------------------
       Total Liabilities..................                    4                    20                    28                    24
                                            -------------------   -------------------   -------------------   -------------------

NET ASSETS................................  $        10,869,085   $        26,820,141   $         5,157,246   $        59,275,023
                                            ===================   ===================   ===================   ===================
CONTRACT OWNERS' EQUITY
   Net assets from accumulation units.....  $        10,869,085   $        26,820,141   $         5,157,246   $        59,243,006
   Net assets from contracts in payout....                   --                    --                    --                32,017
                                            -------------------   -------------------   -------------------   -------------------
       Total Net Assets...................  $        10,869,085   $        26,820,141   $         5,157,246   $        59,275,023
                                            ===================   ===================   ===================   ===================


 The accompanying notes are an integral part of these financial statements.

            FIRST METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
                OF FIRST METLIFE INVESTORS INSURANCE COMPANY
             STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
                              DECEMBER 31, 2013



                                            AMERICAN FUNDS         FIDELITY VIP         FIDELITY VIP          FIDELITY VIP
                                             GROWTH-INCOME          CONTRAFUND          EQUITY-INCOME            MID CAP
                                              SUB-ACCOUNT           SUB-ACCOUNT          SUB-ACCOUNT           SUB-ACCOUNT
                                          -------------------  --------------------  -------------------  --------------------
ASSETS:
   Investments at fair value............  $        30,630,881  $         21,378,015  $            83,813  $         17,289,171
   Due from First MetLife Investors
     Insurance Company..................                   --                    --                   --                    --
                                          -------------------  --------------------  -------------------  --------------------
        Total Assets....................           30,630,881            21,378,015               83,813            17,289,171
                                          -------------------  --------------------  -------------------  --------------------
LIABILITIES:
   Accrued fees.........................                   11                    30                   11                     3
   Due to First MetLife Investors
     Insurance Company..................                   --                     9                   --                    --
                                          -------------------  --------------------  -------------------  --------------------
        Total Liabilities...............                   11                    39                   11                     3
                                          -------------------  --------------------  -------------------  --------------------

NET ASSETS..............................  $        30,630,870  $         21,377,976  $            83,802  $         17,289,168
                                          ===================  ====================  ===================  ====================
CONTRACT OWNERS' EQUITY
   Net assets from accumulation units...  $        30,599,832  $         21,377,976  $            83,802  $         17,289,168
   Net assets from contracts in payout..               31,038                    --                   --                    --
                                          -------------------  --------------------  -------------------  --------------------
        Total Net Assets................  $        30,630,870  $         21,377,976  $            83,802  $         17,289,168
                                          ===================  ====================  ===================  ====================

                                                                  FTVIPT FRANKLIN
                                            FTVIPT FRANKLIN       SMALL CAP VALUE       FTVIPT MUTUAL       FTVIPT TEMPLETON
                                           INCOME SECURITIES        SECURITIES        SHARES SECURITIES    FOREIGN SECURITIES
                                              SUB-ACCOUNT           SUB-ACCOUNT          SUB-ACCOUNT           SUB-ACCOUNT
                                          -------------------  --------------------  -------------------  --------------------
ASSETS:
   Investments at fair value............  $        25,831,987  $          3,859,176  $         4,416,467  $         15,302,408
   Due from First MetLife Investors
     Insurance Company..................                   --                    --                   --                    --
                                          -------------------  --------------------  -------------------  --------------------
        Total Assets....................           25,831,987             3,859,176            4,416,467            15,302,408
                                          -------------------  --------------------  -------------------  --------------------
LIABILITIES:
   Accrued fees.........................                    7                    16                    9                    35
   Due to First MetLife Investors
     Insurance Company..................                   --                     1                   --                     1
                                          -------------------  --------------------  -------------------  --------------------
        Total Liabilities...............                    7                    17                    9                    36
                                          -------------------  --------------------  -------------------  --------------------

NET ASSETS..............................  $        25,831,980  $          3,859,159  $         4,416,458  $         15,302,372
                                          ===================  ====================  ===================  ====================
CONTRACT OWNERS' EQUITY
   Net assets from accumulation units...  $        25,831,980  $          3,859,159  $         4,416,458  $         15,291,020
   Net assets from contracts in payout..                   --                    --                   --                11,352
                                          -------------------  --------------------  -------------------  --------------------
        Total Net Assets................  $        25,831,980  $          3,859,159  $         4,416,458  $         15,302,372
                                          ===================  ====================  ===================  ====================

                                            FTVIPT TEMPLETON
                                               GLOBAL BOND         INVESCO V.I.
                                               SECURITIES         AMERICAN VALUE
                                               SUB-ACCOUNT          SUB-ACCOUNT
                                          -------------------  --------------------
ASSETS:
   Investments at fair value............  $        12,966,511  $          2,454,148
   Due from First MetLife Investors
     Insurance Company..................                   --                    --
                                          -------------------  --------------------
        Total Assets....................           12,966,511             2,454,148
                                          -------------------  --------------------
LIABILITIES:
   Accrued fees.........................                    4                    17
   Due to First MetLife Investors
     Insurance Company..................                    1                    --
                                          -------------------  --------------------
        Total Liabilities...............                    5                    17
                                          -------------------  --------------------

NET ASSETS..............................  $        12,966,506  $          2,454,131
                                          ===================  ====================
CONTRACT OWNERS' EQUITY
   Net assets from accumulation units...  $        12,966,506  $          2,454,131
   Net assets from contracts in payout..                   --                    --
                                          -------------------  --------------------
        Total Net Assets................  $        12,966,506  $          2,454,131
                                          ===================  ====================



 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

            FIRST METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
                OF FIRST METLIFE INVESTORS INSURANCE COMPANY
             STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
                              DECEMBER 31, 2013



                                             INVESCO V.I.          INVESCO V.I.         INVESCO V.I.          INVESCO V.I.
                                           EQUITY AND INCOME    GLOBAL REAL ESTATE    GROWTH AND INCOME   INTERNATIONAL GROWTH
                                              SUB-ACCOUNT           SUB-ACCOUNT          SUB-ACCOUNT           SUB-ACCOUNT
                                          -------------------  --------------------  -------------------  --------------------
ASSETS:
   Investments at fair value............  $        19,012,358  $          1,366,597  $        15,815,189  $         11,901,284
   Due from First MetLife Investors
     Insurance Company..................                   --                    --                   --                    --
                                          -------------------  --------------------  -------------------  --------------------
       Total Assets.....................           19,012,358             1,366,597           15,815,189            11,901,284
                                          -------------------  --------------------  -------------------  --------------------
LIABILITIES:
   Accrued fees.........................                    2                    20                   10                    22
   Due to First MetLife Investors
     Insurance Company..................                   --                    --                   --                    --
                                          -------------------  --------------------  -------------------  --------------------
       Total Liabilities................                    2                    20                   10                    22
                                          -------------------  --------------------  -------------------  --------------------

NET ASSETS..............................  $        19,012,356  $          1,366,577  $        15,815,179  $         11,901,262
                                          ===================  ====================  ===================  ====================
CONTRACT OWNERS' EQUITY
   Net assets from accumulation units...  $        19,012,356  $          1,366,577  $        15,815,179  $         11,901,262
   Net assets from contracts in payout..                   --                    --                   --                    --
                                          -------------------  --------------------  -------------------  --------------------
       Total Net Assets.................  $        19,012,356  $          1,366,577  $        15,815,179  $         11,901,262
                                          ===================  ====================  ===================  ====================

                                                 LMPVET                LMPVET                LMPVET                LMPVET
                                          CLEARBRIDGE VARIABLE  CLEARBRIDGE VARIABLE  CLEARBRIDGE VARIABLE  CLEARBRIDGE VARIABLE
                                            AGGRESSIVE GROWTH       ALL CAP VALUE         APPRECIATION          EQUITY INCOME
                                               SUB-ACCOUNT           SUB-ACCOUNT           SUB-ACCOUNT           SUB-ACCOUNT
                                          --------------------  --------------------  --------------------  --------------------
ASSETS:
   Investments at fair value............   $        18,593,363  $          7,597,423   $        25,776,654  $         15,989,972
   Due from First MetLife Investors
     Insurance Company..................                    --                    --                    --                    --
                                          --------------------  --------------------  --------------------  --------------------
       Total Assets.....................            18,593,363             7,597,423            25,776,654            15,989,972
                                          --------------------  --------------------  --------------------  --------------------
LIABILITIES:
   Accrued fees.........................                    21                    23                     8                    27
   Due to First MetLife Investors
     Insurance Company..................                     1                     1                    12                     1
                                          --------------------  --------------------  --------------------  --------------------
       Total Liabilities................                    22                    24                    20                    28
                                          --------------------  --------------------  --------------------  --------------------

NET ASSETS..............................   $        18,593,341  $          7,597,399   $        25,776,634  $         15,989,944
                                          ====================  ====================  ====================  ====================
CONTRACT OWNERS' EQUITY
   Net assets from accumulation units...   $        18,563,113  $          7,597,399   $        25,776,634  $         15,989,944
   Net assets from contracts in payout..                30,228                    --                    --                    --
                                          --------------------  --------------------  --------------------  --------------------
       Total Net Assets.................   $        18,593,341  $          7,597,399   $        25,776,634  $         15,989,944
                                          ====================  ====================  ====================  ====================

                                                 LMPVET                LMPVET
                                          CLEARBRIDGE VARIABLE  CLEARBRIDGE VARIABLE
                                            LARGE CAP GROWTH       LARGE CAP VALUE
                                               SUB-ACCOUNT           SUB-ACCOUNT
                                          --------------------  --------------------
ASSETS:
   Investments at fair value............  $           311,571   $            373,578
   Due from First MetLife Investors
     Insurance Company..................                   --                     --
                                          --------------------  --------------------
       Total Assets.....................              311,571                373,578
                                          --------------------  --------------------
LIABILITIES:
   Accrued fees.........................                   14                     18
   Due to First MetLife Investors
     Insurance Company..................                   --                     --
                                          --------------------  --------------------
       Total Liabilities................                   14                     18
                                          --------------------  --------------------

NET ASSETS..............................  $           311,557   $            373,560
                                          ====================  ====================
CONTRACT OWNERS' EQUITY
   Net assets from accumulation units...  $           311,557   $            373,560
   Net assets from contracts in payout..                   --                     --
                                          --------------------  --------------------
       Total Net Assets.................  $           311,557   $            373,560
                                          ====================  ====================



 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

            FIRST METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
                OF FIRST METLIFE INVESTORS INSURANCE COMPANY
             STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
                              DECEMBER 31, 2013


                                                                      LMPVET
                                                 LMPVET             INVESTMENT             LMPVET                LMPVET
                                          CLEARBRIDGE VARIABLE   COUNSEL VARIABLE    VARIABLE LIFESTYLE    VARIABLE LIFESTYLE
                                            SMALL CAP GROWTH     SOCIAL AWARENESS      ALLOCATION 50%        ALLOCATION 70%
                                               SUB-ACCOUNT          SUB-ACCOUNT          SUB-ACCOUNT           SUB-ACCOUNT
                                          --------------------  -------------------  -------------------  -------------------
ASSETS:
   Investments at fair value............   $         5,633,353  $            28,838  $         3,213,481  $            99,424
   Due from First MetLife Investors
     Insurance Company..................                    --                   --                   --                   --
                                          --------------------  -------------------  -------------------  -------------------
       Total Assets.....................             5,633,353               28,838            3,213,481               99,424
                                          --------------------  -------------------  -------------------  -------------------
LIABILITIES:
   Accrued fees.........................                    23                    9                   18                   10
   Due to First MetLife Investors
     Insurance Company..................                    --                   --                   --                    1
                                          --------------------  -------------------  -------------------  -------------------
       Total Liabilities................                    23                    9                   18                   11
                                          --------------------  -------------------  -------------------  -------------------

NET ASSETS..............................   $         5,633,330  $            28,829  $         3,213,463  $            99,413
                                          ====================  ===================  ===================  ===================
CONTRACT OWNERS' EQUITY
   Net assets from accumulation units...   $         5,633,330  $            28,829  $         3,213,463  $            99,413
   Net assets from contracts in payout..                    --                   --                   --                   --
                                          --------------------  -------------------  -------------------  -------------------
       Total Net Assets.................   $         5,633,330  $            28,829  $         3,213,463  $            99,413
                                          ====================  ===================  ===================  ===================

                                                                      LMPVIT                MIST
                                                LMPVET             WESTERN ASSET      ALLIANCEBERNSTEIN       MIST AMERICAN
                                          VARIABLE LIFESTYLE   VARIABLE GLOBAL HIGH    GLOBAL DYNAMIC        FUNDS BALANCED
                                            ALLOCATION 85%          YIELD BOND           ALLOCATION            ALLOCATION
                                              SUB-ACCOUNT           SUB-ACCOUNT          SUB-ACCOUNT           SUB-ACCOUNT
                                          -------------------  --------------------  -------------------  -------------------
ASSETS:
   Investments at fair value............  $         1,407,313   $         9,993,862  $       159,403,935  $       222,907,265
   Due from First MetLife Investors
     Insurance Company..................                   --                    --                   --                   --
                                          -------------------  --------------------  -------------------  -------------------
       Total Assets.....................            1,407,313             9,993,862          159,403,935          222,907,265
                                          -------------------  --------------------  -------------------  -------------------
LIABILITIES:
   Accrued fees.........................                   20                    20                   24                   12
   Due to First MetLife Investors
     Insurance Company..................                   --                    --                    1                   --
                                          -------------------  --------------------  -------------------  -------------------
       Total Liabilities................                   20                    20                   25                   12
                                          -------------------  --------------------  -------------------  -------------------

NET ASSETS..............................  $         1,407,293   $         9,993,842  $       159,403,910  $       222,907,253
                                          ===================  ====================  ===================  ===================
CONTRACT OWNERS' EQUITY
   Net assets from accumulation units...  $         1,407,293   $         9,993,842  $       159,403,910  $       222,907,253
   Net assets from contracts in payout..                   --                    --                   --                   --
                                          -------------------  --------------------  -------------------  -------------------
       Total Net Assets.................  $         1,407,293   $         9,993,842  $       159,403,910  $       222,907,253
                                          ===================  ====================  ===================  ===================


                                              MIST AMERICAN
                                              FUNDS GROWTH         MIST AMERICAN
                                               ALLOCATION          FUNDS GROWTH
                                               SUB-ACCOUNT          SUB-ACCOUNT
                                          -------------------  -------------------
ASSETS:
   Investments at fair value............  $       106,729,419  $        54,735,713
   Due from First MetLife Investors
     Insurance Company..................                   --                   --
                                          -------------------  -------------------
       Total Assets.....................          106,729,419           54,735,713
                                          -------------------  -------------------
LIABILITIES:
   Accrued fees.........................                    5                   16
   Due to First MetLife Investors
     Insurance Company..................                   --                    5
                                          -------------------  -------------------
       Total Liabilities................                    5                   21
                                          -------------------  -------------------

NET ASSETS..............................  $       106,729,414  $        54,735,692
                                          ===================  ===================
CONTRACT OWNERS' EQUITY
   Net assets from accumulation units...  $       106,729,414  $        54,735,692
   Net assets from contracts in payout..                   --                   --
                                          -------------------  -------------------
       Total Net Assets.................  $       106,729,414  $        54,735,692
                                          ===================  ===================



 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

            FIRST METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
                OF FIRST METLIFE INVESTORS INSURANCE COMPANY
             STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
                              DECEMBER 31, 2013


                                             MIST AMERICAN                            MIST BLACKROCK
                                            FUNDS MODERATE       MIST AQR GLOBAL      GLOBAL TACTICAL      MIST BLACKROCK
                                              ALLOCATION          RISK BALANCED         STRATEGIES           HIGH YIELD
                                              SUB-ACCOUNT          SUB-ACCOUNT          SUB-ACCOUNT          SUB-ACCOUNT
                                          -------------------  -------------------  -------------------  -------------------
ASSETS:
   Investments at fair value............  $       121,231,523  $       173,901,393  $       298,572,763  $        20,176,349
   Due from First MetLife Investors
     Insurance Company..................                   --                   --                   --                   --
                                          -------------------  -------------------  -------------------  -------------------
       Total Assets.....................          121,231,523          173,901,393          298,572,763           20,176,349
                                          -------------------  -------------------  -------------------  -------------------
LIABILITIES:
   Accrued fees.........................                   14                   28                   22                   28
   Due to First MetLife Investors
     Insurance Company..................                   --                    1                    1                    2
                                          -------------------  -------------------  -------------------  -------------------
       Total Liabilities................                   14                   29                   23                   30
                                          -------------------  -------------------  -------------------  -------------------

NET ASSETS..............................  $       121,231,509  $       173,901,364  $       298,572,740  $        20,176,319
                                          ===================  ===================  ===================  ===================
CONTRACT OWNERS' EQUITY
   Net assets from accumulation units...  $       121,231,509  $       173,901,364  $       298,572,740  $        20,176,319
   Net assets from contracts in payout..                   --                   --                   --                   --
                                          -------------------  -------------------  -------------------  -------------------
       Total Net Assets.................  $       121,231,509  $       173,901,364  $       298,572,740  $        20,176,319
                                          ===================  ===================  ===================  ===================


                                             MIST BLACKROCK     MIST CLARION GLOBAL    MIST CLEARBRIDGE     MIST CLEARBRIDGE
                                             LARGE CAP CORE         REAL ESTATE      AGGRESSIVE GROWTH II   AGGRESSIVE GROWTH
                                               SUB-ACCOUNT          SUB-ACCOUNT           SUB-ACCOUNT          SUB-ACCOUNT
                                          -------------------  --------------------  --------------------  -------------------
ASSETS:
   Investments at fair value............  $         1,874,270  $         22,504,462   $        12,309,378  $        40,150,728
   Due from First MetLife Investors
     Insurance Company..................                   --                    --                    --                   --
                                          -------------------  --------------------  --------------------  -------------------
       Total Assets.....................            1,874,270            22,504,462            12,309,378           40,150,728
                                          -------------------  --------------------  --------------------  -------------------
LIABILITIES:
   Accrued fees.........................                   16                    32                    22                   45
   Due to First MetLife Investors
     Insurance Company..................                    1                     1                    --                    2
                                          -------------------  --------------------  --------------------  -------------------
       Total Liabilities................                   17                    33                    22                   47
                                          -------------------  --------------------  --------------------  -------------------

NET ASSETS..............................  $         1,874,253  $         22,504,429   $        12,309,356  $        40,150,681
                                          ===================  ====================  ====================  ===================
CONTRACT OWNERS' EQUITY
   Net assets from accumulation units...  $         1,874,253  $         22,504,429   $        12,309,356  $        40,150,681
   Net assets from contracts in payout..                   --                    --                    --                   --
                                          -------------------  --------------------  --------------------  -------------------
       Total Net Assets.................  $         1,874,253  $         22,504,429   $        12,309,356  $        40,150,681
                                          ===================  ====================  ====================  ===================

                                                                   MIST HARRIS
                                             MIST GOLDMAN            OAKMARK
                                          SACHS MID CAP VALUE     INTERNATIONAL
                                              SUB-ACCOUNT          SUB-ACCOUNT
                                          -------------------  -------------------
ASSETS:
   Investments at fair value............  $        25,572,788  $        67,280,797
   Due from First MetLife Investors
     Insurance Company..................                   --                   --
                                          -------------------  -------------------
       Total Assets.....................           25,572,788           67,280,797
                                          -------------------  -------------------
LIABILITIES:
   Accrued fees.........................                   13                   28
   Due to First MetLife Investors
     Insurance Company..................                   --                    1
                                          -------------------  -------------------
       Total Liabilities................                   13                   29
                                          -------------------  -------------------

NET ASSETS..............................  $        25,572,775  $        67,280,768
                                          ===================  ===================
CONTRACT OWNERS' EQUITY
   Net assets from accumulation units...  $        25,572,775  $        67,279,630
   Net assets from contracts in payout..                   --                1,138
                                          -------------------  -------------------
       Total Net Assets.................  $        25,572,775  $        67,280,768
                                          ===================  ===================



 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

            FIRST METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
                OF FIRST METLIFE INVESTORS INSURANCE COMPANY
             STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
                              DECEMBER 31, 2013


                                              MIST INVESCO
                                              BALANCED-RISK       MIST INVESCO         MIST INVESCO         MIST INVESCO
                                               ALLOCATION           COMSTOCK           MID CAP VALUE      SMALL CAP GROWTH
                                               SUB-ACCOUNT         SUB-ACCOUNT          SUB-ACCOUNT          SUB-ACCOUNT
                                          -------------------  -------------------  -------------------  ------------------
ASSETS:
   Investments at fair value............  $        37,263,002  $        27,321,089  $        19,432,152  $       27,574,312
   Due from First MetLife Investors
     Insurance Company..................                   --                   --                   --                  --
                                          -------------------  -------------------  -------------------  ------------------
       Total Assets.....................           37,263,002           27,321,089           19,432,152          27,574,312
                                          -------------------  -------------------  -------------------  ------------------
LIABILITIES:
   Accrued fees.........................                   31                   35                   36                  49
   Due to First MetLife Investors
     Insurance Company..................                   --                    1                    1                   2
                                          -------------------  -------------------  -------------------  ------------------
       Total Liabilities................                   31                   36                   37                  51
                                          -------------------  -------------------  -------------------  ------------------

NET ASSETS..............................  $        37,262,971  $        27,321,053  $        19,432,115  $       27,574,261
                                          ===================  ===================  ===================  ==================
CONTRACT OWNERS' EQUITY
   Net assets from accumulation units...  $        37,262,971  $        27,321,053  $        19,432,115  $       27,573,567
   Net assets from contracts in payout..                   --                   --                   --                 694
                                          -------------------  -------------------  -------------------  ------------------
       Total Net Assets.................  $        37,262,971  $        27,321,053  $        19,432,115  $       27,574,261
                                          ===================  ===================  ===================  ==================

                                                                  MIST JPMORGAN
                                              MIST JPMORGAN       GLOBAL ACTIVE        MIST JPMORGAN     MIST LOOMIS SAYLES
                                                CORE BOND          ALLOCATION         SMALL CAP VALUE      GLOBAL MARKETS
                                               SUB-ACCOUNT         SUB-ACCOUNT          SUB-ACCOUNT          SUB-ACCOUNT
                                          -------------------  -------------------  -------------------  ------------------
ASSETS:
   Investments at fair value............  $        26,581,613  $        45,303,244  $         4,678,356  $       18,835,655
   Due from First MetLife Investors
     Insurance Company..................                   --                   --                   --                  --
                                          -------------------  -------------------  -------------------  ------------------
       Total Assets.....................           26,581,613           45,303,244            4,678,356          18,835,655
                                          -------------------  -------------------  -------------------  ------------------
LIABILITIES:
   Accrued fees.........................                   11                   33                   36                  23
   Due to First MetLife Investors
     Insurance Company..................                   --                    1                    1                   1
                                          -------------------  -------------------  -------------------  ------------------
       Total Liabilities................                   11                   34                   37                  24
                                          -------------------  -------------------  -------------------  ------------------

NET ASSETS..............................  $        26,581,602  $        45,303,210  $         4,678,319  $       18,835,631
                                          ===================  ===================  ===================  ==================
CONTRACT OWNERS' EQUITY
   Net assets from accumulation units...  $        26,581,602  $        45,303,210  $         4,678,319  $       18,835,631
   Net assets from contracts in payout..                   --                   --                   --                  --
                                          -------------------  -------------------  -------------------  ------------------
       Total Net Assets.................  $        26,581,602  $        45,303,210  $         4,678,319  $       18,835,631
                                          ===================  ===================  ===================  ==================


                                            MIST LORD ABBETT      MIST MET/EATON
                                             BOND DEBENTURE     VANCE FLOATING RATE
                                               SUB-ACCOUNT          SUB-ACCOUNT
                                          -------------------  --------------------
ASSETS:
   Investments at fair value............  $        29,528,942  $         7,309,186
   Due from First MetLife Investors
     Insurance Company..................                   --                   --
                                          -------------------  --------------------
       Total Assets.....................           29,528,942            7,309,186
                                          -------------------  --------------------
LIABILITIES:
   Accrued fees.........................                   58                   12
   Due to First MetLife Investors
     Insurance Company..................                    1                   --
                                          -------------------  --------------------
       Total Liabilities................                   59                   12
                                          -------------------  --------------------

NET ASSETS..............................  $        29,528,883  $         7,309,174
                                          ===================  ====================
CONTRACT OWNERS' EQUITY
   Net assets from accumulation units...  $        29,526,522  $         7,309,174
   Net assets from contracts in payout..                2,361                   --
                                          -------------------  --------------------
       Total Net Assets.................  $        29,528,883  $         7,309,174
                                          ===================  ====================



 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

            FIRST METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
                OF FIRST METLIFE INVESTORS INSURANCE COMPANY
             STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
                              DECEMBER 31, 2013


                                           MIST MET/FRANKLIN
                                          LOW DURATION TOTAL   MIST MET/TEMPLETON       MIST METLIFE          MIST METLIFE
                                                RETURN         INTERNATIONAL BOND    AGGRESSIVE STRATEGY      BALANCED PLUS
                                              SUB-ACCOUNT          SUB-ACCOUNT           SUB-ACCOUNT           SUB-ACCOUNT
                                          -------------------  -------------------  --------------------  -------------------
ASSETS:
   Investments at fair value............  $        19,867,019  $         3,831,672  $       111,921,388   $       360,242,438
   Due from First MetLife Investors
     Insurance Company..................                   --                   --                   --                    --
                                          -------------------  -------------------  --------------------  -------------------
       Total Assets.....................           19,867,019            3,831,672          111,921,388           360,242,438
                                          -------------------  -------------------  --------------------  -------------------
LIABILITIES:
   Accrued fees.........................                   17                   29                   25                    10
   Due to First MetLife Investors
     Insurance Company..................                   --                   --                    1                     1
                                          -------------------  -------------------  --------------------  -------------------
       Total Liabilities................                   17                   29                   26                    11
                                          -------------------  -------------------  --------------------  -------------------

NET ASSETS..............................  $        19,867,002  $         3,831,643  $       111,921,362   $       360,242,427
                                          ===================  ===================  ====================  ===================
CONTRACT OWNERS' EQUITY
   Net assets from accumulation units...  $        19,867,002  $         3,831,643  $       111,921,362   $       360,242,427
   Net assets from contracts in payout..                   --                   --                   --                    --
                                          -------------------  -------------------  --------------------  -------------------
       Total Net Assets.................  $        19,867,002  $         3,831,643  $       111,921,362   $       360,242,427
                                          ===================  ===================  ====================  ===================


                                              MIST METLIFE         MIST METLIFE         MIST METLIFE         MIST METLIFE
                                            BALANCED STRATEGY   DEFENSIVE STRATEGY     GROWTH STRATEGY     MODERATE STRATEGY
                                               SUB-ACCOUNT          SUB-ACCOUNT          SUB-ACCOUNT          SUB-ACCOUNT
                                          -------------------  -------------------  -------------------  -------------------
ASSETS:
   Investments at fair value............  $       594,694,827  $       187,664,621  $       485,522,134  $       318,257,620
   Due from First MetLife Investors
     Insurance Company..................                   --                   --                   --                   --
                                          -------------------  -------------------  -------------------  -------------------
       Total Assets.....................          594,694,827          187,664,621          485,522,134          318,257,620
                                          -------------------  -------------------  -------------------  -------------------
LIABILITIES:
   Accrued fees.........................                   29                   24                   19                   14
   Due to First MetLife Investors
     Insurance Company..................                    1                    1                    2                    1
                                          -------------------  -------------------  -------------------  -------------------
       Total Liabilities................                   30                   25                   21                   15
                                          -------------------  -------------------  -------------------  -------------------

NET ASSETS..............................  $       594,694,797  $       187,664,596  $       485,522,113  $       318,257,605
                                          ===================  ===================  ===================  ===================
CONTRACT OWNERS' EQUITY
   Net assets from accumulation units...  $       594,633,011  $       187,664,596  $       485,522,113  $       318,257,605
   Net assets from contracts in payout..               61,786                   --                   --                   --
                                          -------------------  -------------------  -------------------  -------------------
       Total Net Assets.................  $       594,694,797  $       187,664,596  $       485,522,113  $       318,257,605
                                          ===================  ===================  ===================  ===================

                                             MIST METLIFE
                                              MULTI-INDEX       MIST MFS EMERGING
                                             TARGETED RISK       MARKETS EQUITY
                                              SUB-ACCOUNT          SUB-ACCOUNT
                                          -------------------  -------------------
ASSETS:
   Investments at fair value............  $        12,500,778  $        36,990,024
   Due from First MetLife Investors
     Insurance Company..................                   --                   --
                                          -------------------  -------------------
       Total Assets.....................           12,500,778           36,990,024
                                          -------------------  -------------------
LIABILITIES:
   Accrued fees.........................                   13                   32
   Due to First MetLife Investors
     Insurance Company..................                    1                    1
                                          -------------------  -------------------
       Total Liabilities................                   14                   33
                                          -------------------  -------------------

NET ASSETS..............................  $        12,500,764  $        36,989,991
                                          ===================  ===================
CONTRACT OWNERS' EQUITY
   Net assets from accumulation units...  $        12,500,764  $        36,989,991
   Net assets from contracts in payout..                   --                   --
                                          -------------------  -------------------
       Total Net Assets.................  $        12,500,764  $        36,989,991
                                          ===================  ===================



 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

            FIRST METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
                OF FIRST METLIFE INVESTORS INSURANCE COMPANY
             STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
                              DECEMBER 31, 2013


                                                                   MIST MORGAN                              MIST PIMCO
                                           MIST MFS RESEARCH     STANLEY MID CAP    MIST OPPENHEIMER    INFLATION PROTECTED
                                             INTERNATIONAL           GROWTH           GLOBAL EQUITY            BOND
                                              SUB-ACCOUNT          SUB-ACCOUNT         SUB-ACCOUNT          SUB-ACCOUNT
                                          ------------------  -------------------  -------------------  -------------------
ASSETS:
   Investments at fair value............  $       38,843,795  $        10,560,885  $         4,958,302  $       85,165,264
   Due from First MetLife Investors
     Insurance Company..................                  --                   --                   --                  --
                                          ------------------  -------------------  -------------------  -------------------
       Total Assets.....................          38,843,795           10,560,885            4,958,302          85,165,264
                                          ------------------  -------------------  -------------------  -------------------
LIABILITIES:
   Accrued fees.........................                  40                   47                   43                  22
   Due to First MetLife Investors
     Insurance Company..................                   1                    1                    1                  --
                                          ------------------  -------------------  -------------------  -------------------
       Total Liabilities................                  41                   48                   44                  22
                                          ------------------  -------------------  -------------------  -------------------

NET ASSETS..............................  $       38,843,754  $        10,560,837  $         4,958,258  $       85,165,242
                                          ==================  ===================  ===================  ===================
CONTRACT OWNERS' EQUITY
   Net assets from accumulation units...  $       38,843,754  $        10,560,837  $         4,958,258  $       85,165,242
   Net assets from contracts in payout..                  --                   --                   --                  --
                                          ------------------  -------------------  -------------------  -------------------
       Total Net Assets.................  $       38,843,754  $        10,560,837  $         4,958,258  $       85,165,242
                                          ==================  ===================  ===================  ===================


                                           MIST PIMCO TOTAL                           MIST PIONEER         MIST PYRAMIS
                                                RETURN          MIST PIONEER FUND   STRATEGIC INCOME     GOVERNMENT INCOME
                                              SUB-ACCOUNT          SUB-ACCOUNT         SUB-ACCOUNT          SUB-ACCOUNT
                                          -------------------  ------------------  -------------------  -------------------
ASSETS:
   Investments at fair value............  $       182,628,721  $       15,468,983  $        57,352,600  $        50,900,792
   Due from First MetLife Investors
     Insurance Company..................                   --                  --                   --                   --
                                          -------------------  ------------------  -------------------  -------------------
       Total Assets.....................          182,628,721          15,468,983           57,352,600           50,900,792
                                          -------------------  ------------------  -------------------  -------------------
LIABILITIES:
   Accrued fees.........................                   26                  86                   41                   40
   Due to First MetLife Investors
     Insurance Company..................                    1                   3                    7                    1
                                          -------------------  ------------------  -------------------  -------------------
       Total Liabilities................                   27                  89                   48                   41
                                          -------------------  ------------------  -------------------  -------------------

NET ASSETS..............................  $       182,628,694  $       15,468,894  $        57,352,552  $        50,900,751
                                          ===================  ==================  ===================  ===================
CONTRACT OWNERS' EQUITY
   Net assets from accumulation units...  $       182,628,694  $       15,468,894  $        57,352,552  $        50,900,751
   Net assets from contracts in payout..                   --                  --                   --                   --
                                          -------------------  ------------------  -------------------  -------------------
       Total Net Assets.................  $       182,628,694  $       15,468,894  $        57,352,552  $        50,900,751
                                          ===================  ==================  ===================  ===================


                                             MIST PYRAMIS        MIST SCHRODERS
                                             MANAGED RISK      GLOBAL MULTI-ASSET
                                              SUB-ACCOUNT          SUB-ACCOUNT
                                          ------------------  -------------------
ASSETS:
   Investments at fair value............  $        3,880,155  $        17,016,247
   Due from First MetLife Investors
     Insurance Company..................                  --                   --
                                          ------------------  -------------------
       Total Assets.....................           3,880,155           17,016,247
                                          ------------------  -------------------
LIABILITIES:
   Accrued fees.........................                   9                   46
   Due to First MetLife Investors
     Insurance Company..................                   1                   --
                                          ------------------  -------------------
       Total Liabilities................                  10                   46
                                          ------------------  -------------------

NET ASSETS..............................  $        3,880,145  $        17,016,201
                                          ==================  ===================
CONTRACT OWNERS' EQUITY
   Net assets from accumulation units...  $        3,880,145  $        17,016,201
   Net assets from contracts in payout..                  --                   --
                                          ------------------  -------------------
       Total Net Assets.................  $        3,880,145  $        17,016,201
                                          ==================  ===================



 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

            FIRST METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
                OF FIRST METLIFE INVESTORS INSURANCE COMPANY
             STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
                              DECEMBER 31, 2013



                                           MIST SSGA GROWTH     MIST SSGA GROWTH    MIST T. ROWE PRICE   MIST T. ROWE PRICE
                                            AND INCOME ETF             ETF            LARGE CAP VALUE      MID CAP GROWTH
                                              SUB-ACCOUNT          SUB-ACCOUNT          SUB-ACCOUNT          SUB-ACCOUNT
                                          -------------------  -------------------  ------------------  -------------------
ASSETS:
   Investments at fair value............  $        94,222,663  $        51,894,161  $       53,353,659  $        44,743,405
   Due from First MetLife Investors
     Insurance Company..................                   --                   --                  --                   --
                                          -------------------  -------------------  ------------------  -------------------
       Total Assets.....................           94,222,663           51,894,161          53,353,659           44,743,405
                                          -------------------  -------------------  ------------------  -------------------
LIABILITIES:
   Accrued fees.........................                   13                   14                  21                   16
   Due to First MetLife Investors
     Insurance Company..................                    1                    1                   1                    1
                                          -------------------  -------------------  ------------------  -------------------
       Total Liabilities................                   14                   15                  22                   17
                                          -------------------  -------------------  ------------------  -------------------

NET ASSETS..............................  $        94,222,649  $        51,894,146  $       53,353,637  $        44,743,388
                                          ===================  ===================  ==================  ===================
CONTRACT OWNERS' EQUITY
   Net assets from accumulation units...  $        93,980,138  $        51,894,146  $       53,351,668  $        44,743,388
   Net assets from contracts in payout..              242,511                   --               1,969                   --
                                          -------------------  -------------------  ------------------  -------------------
       Total Net Assets.................  $        94,222,649  $        51,894,146  $       53,353,637  $        44,743,388
                                          ===================  ===================  ==================  ===================

                                                                                        MSF BARCLAYS
                                           MIST THIRD AVENUE   MSF BAILLIE GIFFORD     AGGREGATE BOND        MSF BLACKROCK
                                            SMALL CAP VALUE    INTERNATIONAL STOCK          INDEX             BOND INCOME
                                              SUB-ACCOUNT          SUB-ACCOUNT           SUB-ACCOUNT          SUB-ACCOUNT
                                          -------------------  -------------------  -------------------  -------------------
ASSETS:
   Investments at fair value............  $        40,127,450  $       19,193,129   $        10,676,521  $         9,223,388
   Due from First MetLife Investors
     Insurance Company..................                   --                  --                    --                   --
                                          -------------------  -------------------  -------------------  -------------------
       Total Assets.....................           40,127,450          19,193,129            10,676,521            9,223,388
                                          -------------------  -------------------  -------------------  -------------------
LIABILITIES:
   Accrued fees.........................                   38                  25                    19                   49
   Due to First MetLife Investors
     Insurance Company..................                    1                  --                    --                   --
                                          -------------------  -------------------  -------------------  -------------------
       Total Liabilities................                   39                  25                    19                   49
                                          -------------------  -------------------  -------------------  -------------------

NET ASSETS..............................  $        40,127,411  $       19,193,104   $        10,676,502  $         9,223,339
                                          ===================  ===================  ===================  ===================
CONTRACT OWNERS' EQUITY
   Net assets from accumulation units...  $        40,126,886  $       19,193,104   $        10,676,502  $         9,223,339
   Net assets from contracts in payout..                  525                  --                    --                   --
                                          -------------------  -------------------  -------------------  -------------------
       Total Net Assets.................  $        40,127,411  $       19,193,104   $        10,676,502  $         9,223,339
                                          ===================  ===================  ===================  ===================


                                              MSF BLACKROCK        MSF BLACKROCK
                                          CAPITAL APPRECIATION     MONEY MARKET
                                               SUB-ACCOUNT          SUB-ACCOUNT
                                          --------------------  -------------------
ASSETS:
   Investments at fair value............   $         1,397,074  $        71,286,256
   Due from First MetLife Investors
     Insurance Company..................                    --                   14
                                          --------------------  -------------------
       Total Assets.....................             1,397,074           71,286,270
                                          --------------------  -------------------
LIABILITIES:
   Accrued fees.........................                    44                   65
   Due to First MetLife Investors
     Insurance Company..................                     1                   --
                                          --------------------  -------------------
       Total Liabilities................                    45                   65
                                          --------------------  -------------------

NET ASSETS..............................   $         1,397,029  $        71,286,205
                                          ====================  ===================
CONTRACT OWNERS' EQUITY
   Net assets from accumulation units...   $         1,397,029  $        71,227,674
   Net assets from contracts in payout..                    --               58,531
                                          --------------------  -------------------
       Total Net Assets.................   $         1,397,029  $        71,286,205
                                          ====================  ===================



 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

            FIRST METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
                OF FIRST METLIFE INVESTORS INSURANCE COMPANY
             STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
                              DECEMBER 31, 2013




                                           MSF DAVIS VENTURE      MSF FRONTIER         MSF JENNISON       MSF LOOMIS SAYLES
                                                 VALUE           MID CAP GROWTH           GROWTH           SMALL CAP CORE
                                              SUB-ACCOUNT          SUB-ACCOUNT          SUB-ACCOUNT          SUB-ACCOUNT
                                          -------------------  -------------------  -------------------  -------------------
ASSETS:
   Investments at fair value............  $        75,525,012  $         9,857,954  $        58,422,365  $           999,562
   Due from First MetLife Investors
     Insurance Company..................                   --                   --                   --                   --
                                          -------------------  -------------------  -------------------  -------------------
       Total Assets.....................           75,525,012            9,857,954           58,422,365              999,562
                                          -------------------  -------------------  -------------------  -------------------
LIABILITIES:
   Accrued fees.........................                   53                   27                   51                    7
   Due to First MetLife Investors
     Insurance Company..................                    2                    1                    1                   --
                                          -------------------  -------------------  -------------------  -------------------
       Total Liabilities................                   55                   28                   52                    7
                                          -------------------  -------------------  -------------------  -------------------

NET ASSETS..............................  $        75,524,957  $         9,857,926  $        58,422,313  $           999,555
                                          ===================  ===================  ===================  ===================
CONTRACT OWNERS' EQUITY
   Net assets from accumulation units...  $        75,524,957  $         9,857,926  $        58,422,313  $           999,555
   Net assets from contracts in payout..                   --                   --                   --                   --
                                          -------------------  -------------------  -------------------  -------------------
       Total Net Assets.................  $        75,524,957  $         9,857,926  $        58,422,313  $           999,555
                                          ===================  ===================  ===================  ===================

                                                                                          MSF MET/
                                                                                         DIMENSIONAL          MSF METLIFE
                                            MSF LOOMIS SAYLES     MSF MET/ARTISAN       INTERNATIONAL        CONSERVATIVE
                                            SMALL CAP GROWTH       MID CAP VALUE        SMALL COMPANY         ALLOCATION
                                               SUB-ACCOUNT          SUB-ACCOUNT          SUB-ACCOUNT          SUB-ACCOUNT
                                          --------------------  -------------------  -------------------  -------------------
ASSETS:
   Investments at fair value............  $            551,908  $        19,152,927  $         4,313,219  $         2,351,247
   Due from First MetLife Investors
     Insurance Company..................                    --                   --                   --                   --
                                          --------------------  -------------------  -------------------  -------------------
       Total Assets.....................               551,908           19,152,927            4,313,219            2,351,247
                                          --------------------  -------------------  -------------------  -------------------
LIABILITIES:
   Accrued fees.........................                    19                   29                   26                   14
   Due to First MetLife Investors
     Insurance Company..................                    --                    3                    1                   --
                                          --------------------  -------------------  -------------------  -------------------
       Total Liabilities................                    19                   32                   27                   14
                                          --------------------  -------------------  -------------------  -------------------

NET ASSETS..............................  $            551,889  $        19,152,895  $         4,313,192  $         2,351,233
                                          ====================  ===================  ===================  ===================
CONTRACT OWNERS' EQUITY
   Net assets from accumulation units...  $            551,889  $        19,152,895  $         4,313,192  $         2,351,233
   Net assets from contracts in payout..                    --                   --                   --                   --
                                          --------------------  -------------------  -------------------  -------------------
       Total Net Assets.................  $            551,889  $        19,152,895  $         4,313,192  $         2,351,233
                                          ====================  ===================  ===================  ===================


                                              MSF METLIFE
                                            CONSERVATIVE TO        MSF METLIFE
                                          MODERATE ALLOCATION  MID CAP STOCK INDEX
                                              SUB-ACCOUNT          SUB-ACCOUNT
                                          -------------------  -------------------
ASSETS:
   Investments at fair value............  $         2,145,543  $         6,560,461
   Due from First MetLife Investors
     Insurance Company..................                   --                   --
                                          -------------------  -------------------
       Total Assets.....................            2,145,543            6,560,461
                                          -------------------  -------------------
LIABILITIES:
   Accrued fees.........................                   --                   20
   Due to First MetLife Investors
     Insurance Company..................                   --                    1
                                          -------------------  -------------------
       Total Liabilities................                   --                   21
                                          -------------------  -------------------

NET ASSETS..............................  $         2,145,543  $         6,560,440
                                          ===================  ===================
CONTRACT OWNERS' EQUITY
   Net assets from accumulation units...  $         2,145,543  $         6,560,440
   Net assets from contracts in payout..                   --                   --
                                          -------------------  -------------------
       Total Net Assets.................  $         2,145,543  $         6,560,440
                                          ===================  ===================



 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

            FIRST METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
                OF FIRST METLIFE INVESTORS INSURANCE COMPANY
             STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
                              DECEMBER 31, 2013


                                                                    MSF METLIFE
                                              MSF METLIFE           MODERATE TO        MSF METLIFE STOCK      MSF MFS TOTAL
                                          MODERATE ALLOCATION  AGGRESSIVE ALLOCATION         INDEX               RETURN
                                              SUB-ACCOUNT           SUB-ACCOUNT           SUB-ACCOUNT          SUB-ACCOUNT
                                          -------------------  ---------------------  ------------------  -------------------
ASSETS:
   Investments at fair value............  $        19,280,784   $         6,266,665   $       48,655,799  $         9,714,169
   Due from First MetLife Investors
     Insurance Company..................                   --                     1                   --                   --
                                          -------------------  ---------------------  ------------------  -------------------
       Total Assets.....................           19,280,784             6,266,666           48,655,799            9,714,169
                                          -------------------  ---------------------  ------------------  -------------------
LIABILITIES:
   Accrued fees.........................                    6                     9                   41                   45
   Due to First MetLife Investors
     Insurance Company..................                   --                    --                    2                    1
                                          -------------------  ---------------------  ------------------  -------------------
       Total Liabilities................                    6                     9                   43                   46
                                          -------------------  ---------------------  ------------------  -------------------

NET ASSETS..............................  $        19,280,778   $         6,266,657   $       48,655,756  $         9,714,123
                                          ===================  =====================  ==================  ===================
CONTRACT OWNERS' EQUITY
   Net assets from accumulation units...  $        19,280,778   $         6,266,657   $       48,653,630  $         9,714,123
   Net assets from contracts in payout..                   --                    --                2,126                   --
                                          -------------------  ---------------------  ------------------  -------------------
       Total Net Assets.................  $        19,280,778   $         6,266,657   $       48,655,756  $         9,714,123
                                          ===================  =====================  ==================  ===================


                                                                  MSF MSCI EAFE        MSF NEUBERGER      MSF RUSSELL 2000
                                             MSF MFS VALUE            INDEX           BERMAN GENESIS            INDEX
                                              SUB-ACCOUNT          SUB-ACCOUNT          SUB-ACCOUNT          SUB-ACCOUNT
                                          -------------------  ------------------  -------------------  -------------------
ASSETS:
   Investments at fair value............  $        25,019,837  $        5,318,379  $        15,339,216  $        10,077,082
   Due from First MetLife Investors
     Insurance Company..................                   --                  --                   --                   --
                                          -------------------  ------------------  -------------------  -------------------
       Total Assets.....................           25,019,837           5,318,379           15,339,216           10,077,082
                                          -------------------  ------------------  -------------------  -------------------
LIABILITIES:
   Accrued fees.........................                   44                  26                   41                   34
   Due to First MetLife Investors
     Insurance Company..................                    1                   1                    2                   --
                                          -------------------  ------------------  -------------------  -------------------
       Total Liabilities................                   45                  27                   43                   34
                                          -------------------  ------------------  -------------------  -------------------

NET ASSETS..............................  $        25,019,792  $        5,318,352  $        15,339,173  $        10,077,048
                                          ===================  ==================  ===================  ===================
CONTRACT OWNERS' EQUITY
   Net assets from accumulation units...  $        25,019,792  $        5,318,352  $        15,314,809  $        10,077,048
   Net assets from contracts in payout..                   --                  --               24,364                   --
                                          -------------------  ------------------  -------------------  -------------------
       Total Net Assets.................  $        25,019,792  $        5,318,352  $        15,339,173  $        10,077,048
                                          ===================  ==================  ===================  ===================


                                           MSF T. ROWE PRICE    MSF T. ROWE PRICE
                                           LARGE CAP GROWTH     SMALL CAP GROWTH
                                              SUB-ACCOUNT          SUB-ACCOUNT
                                          -------------------  -------------------
ASSETS:
   Investments at fair value............  $        17,222,469  $           539,831
   Due from First MetLife Investors
     Insurance Company..................                   --                   --
                                          -------------------  -------------------
       Total Assets.....................           17,222,469              539,831
                                          -------------------  -------------------
LIABILITIES:
   Accrued fees.........................                   21                   16
   Due to First MetLife Investors
     Insurance Company..................                    1                   --
                                          -------------------  -------------------
       Total Liabilities................                   22                   16
                                          -------------------  -------------------

NET ASSETS..............................  $        17,222,447  $           539,815
                                          ===================  ===================
CONTRACT OWNERS' EQUITY
   Net assets from accumulation units...  $        17,222,447  $           539,815
   Net assets from contracts in payout..                   --                   --
                                          -------------------  -------------------
       Total Net Assets.................  $        17,222,447  $           539,815
                                          ===================  ===================



 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

            FIRST METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
                OF FIRST METLIFE INVESTORS INSURANCE COMPANY
             STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
                              DECEMBER 31, 2013


                                                                 MSF WESTERN ASSET
                                               MSF VAN ECK          MANAGEMENT       MSF WESTERN ASSET     OPPENHEIMER VA
                                             GLOBAL NATURAL       STRATEGIC BOND        MANAGEMENT           MAIN STREET
                                                RESOURCES          OPPORTUNITIES      U.S. GOVERNMENT         SMALL CAP
                                               SUB-ACCOUNT          SUB-ACCOUNT         SUB-ACCOUNT          SUB-ACCOUNT
                                          -------------------  -------------------  -------------------  -------------------
ASSETS:
   Investments at fair value............  $         6,297,449  $            36,956  $        31,018,691  $         4,873,881
   Due from First MetLife Investors
     Insurance Company..................                   --                   --                   --                   --
                                          -------------------  -------------------  -------------------  -------------------
       Total Assets.....................            6,297,449               36,956           31,018,691            4,873,881
                                          -------------------  -------------------  -------------------  -------------------
LIABILITIES:
   Accrued fees.........................                   33                   16                   24                   15
   Due to First MetLife Investors
     Insurance Company..................                    1                   --                   --                    1
                                          -------------------  -------------------  -------------------  -------------------
       Total Liabilities................                   34                   16                   24                   16
                                          -------------------  -------------------  -------------------  -------------------

NET ASSETS..............................  $         6,297,415  $            36,940  $        31,018,667  $         4,873,865
                                          ===================  ===================  ===================  ===================
CONTRACT OWNERS' EQUITY
   Net assets from accumulation units...  $         6,297,415  $            36,940  $        31,018,667  $         4,873,865
   Net assets from contracts in payout..                   --                   --                   --                   --
                                          -------------------  -------------------  -------------------  -------------------
       Total Net Assets.................  $         6,297,415  $            36,940  $        31,018,667  $         4,873,865
                                          ===================  ===================  ===================  ===================



                                                PIMCO VIT            PIMCO VIT          PIONEER VCT          PIONEER VCT
                                               HIGH YIELD          LOW DURATION      EMERGING MARKETS       EQUITY INCOME
                                               SUB-ACCOUNT          SUB-ACCOUNT         SUB-ACCOUNT          SUB-ACCOUNT
                                          -------------------  -------------------  -------------------  -------------------
ASSETS:
   Investments at fair value............  $           164,900  $           116,246  $            16,822  $             8,802
   Due from First MetLife Investors
     Insurance Company..................                   --                   --                   --                   --
                                          -------------------  -------------------  -------------------  -------------------
       Total Assets.....................              164,900              116,246               16,822                8,802
                                          -------------------  -------------------  -------------------  -------------------
LIABILITIES:
   Accrued fees.........................                   11                   11                   12                    7
   Due to First MetLife Investors
     Insurance Company..................                   --                   --                   --                   --
                                          -------------------  -------------------  -------------------  -------------------
       Total Liabilities................                   11                   11                   12                    7
                                          -------------------  -------------------  -------------------  -------------------

NET ASSETS..............................  $           164,889  $           116,235  $            16,810  $             8,795
                                          ===================  ===================  ===================  ===================
CONTRACT OWNERS' EQUITY
   Net assets from accumulation units...  $           164,889  $           116,235  $            16,810  $             8,795
   Net assets from contracts in payout..                   --                   --                   --                   --
                                          -------------------  -------------------  -------------------  -------------------
       Total Net Assets.................  $           164,889  $           116,235  $            16,810  $             8,795
                                          ===================  ===================  ===================  ===================



                                              PIONEER VCT          PIONEER VCT
                                             MID CAP VALUE     REAL ESTATE SHARES
                                              SUB-ACCOUNT          SUB-ACCOUNT
                                          -------------------  -------------------
ASSETS:
   Investments at fair value............  $         2,228,905  $             8,854
   Due from First MetLife Investors
     Insurance Company..................                   --                   --
                                          -------------------  -------------------
       Total Assets.....................            2,228,905                8,854
                                          -------------------  -------------------
LIABILITIES:
   Accrued fees.........................                   29                    4
   Due to First MetLife Investors
     Insurance Company..................                    1                   --
                                          -------------------  -------------------
       Total Liabilities................                   30                    4
                                          -------------------  -------------------

NET ASSETS..............................  $         2,228,875  $             8,850
                                          ===================  ===================
CONTRACT OWNERS' EQUITY
   Net assets from accumulation units...  $         2,228,875  $             8,850
   Net assets from contracts in payout..                   --                   --
                                          -------------------  -------------------
       Total Net Assets.................  $         2,228,875  $             8,850
                                          ===================  ===================



 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

            FIRST METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
                OF FIRST METLIFE INVESTORS INSURANCE COMPANY
             STATEMENTS OF ASSETS AND LIABILITIES -- (CONCLUDED)
                              DECEMBER 31, 2013


                                               PUTNAM VT            PUTNAM VT       RUSSELL AGGRESSIVE
                                             EQUITY INCOME      MULTI-CAP GROWTH          EQUITY          RUSSELL CORE BOND
                                              SUB-ACCOUNT          SUB-ACCOUNT          SUB-ACCOUNT          SUB-ACCOUNT
                                          -------------------  -------------------  -------------------  -------------------
ASSETS:
   Investments at fair value............  $            70,898  $           267,355  $             3,973  $            22,766
   Due from First MetLife Investors
     Insurance Company..................                   --                   --                   --                    1
                                          -------------------  -------------------  -------------------  -------------------
        Total Assets....................               70,898              267,355                3,973               22,767
                                          -------------------  -------------------  -------------------  -------------------
LIABILITIES:
   Accrued fees.........................                   10                    1                    4                    5
   Due to First MetLife Investors
     Insurance Company..................                   --                   --                   --                   --
                                          -------------------  -------------------  -------------------  -------------------
        Total Liabilities...............                   10                    1                    4                    5
                                          -------------------  -------------------  -------------------  -------------------

NET ASSETS..............................  $            70,888  $           267,354  $             3,969  $            22,762
                                          ===================  ===================  ===================  ===================
CONTRACT OWNERS' EQUITY
   Net assets from accumulation units...  $            70,888  $           267,354  $             3,969  $            22,762
   Net assets from contracts in payout..                   --                   --                   --                   --
                                          -------------------  -------------------  -------------------  -------------------
        Total Net Assets................  $            70,888  $           267,354  $             3,969  $            22,762
                                          ===================  ===================  ===================  ===================

                                           RUSSELL GLOBAL REAL   RUSSELL MULTI-STYLE
                                            ESTATE SECURITIES          EQUITY           RUSSELL NON-U.S.    UIF U.S. REAL ESTATE
                                               SUB-ACCOUNT           SUB-ACCOUNT           SUB-ACCOUNT           SUB-ACCOUNT
                                          --------------------  --------------------  --------------------  --------------------
ASSETS:
   Investments at fair value............  $              6,901  $             37,708  $             12,489  $          4,755,407
   Due from First MetLife Investors
     Insurance Company..................                    --                    --                    --                    --
                                          --------------------  --------------------  --------------------  --------------------
        Total Assets....................                 6,901                37,708                12,489             4,755,407
                                          --------------------  --------------------  --------------------  --------------------
LIABILITIES:
   Accrued fees.........................                     1                     2                     6                    13
   Due to First MetLife Investors
     Insurance Company..................                    --                     1                     1                    --
                                          --------------------  --------------------  --------------------  --------------------
        Total Liabilities...............                     1                     3                     7                    13
                                          --------------------  --------------------  --------------------  --------------------

NET ASSETS..............................  $              6,900  $             37,705  $             12,482  $          4,755,394
                                          ====================  ====================  ====================  ====================
CONTRACT OWNERS' EQUITY
   Net assets from accumulation units...  $              6,900  $             37,705  $             12,482  $          4,755,394
   Net assets from contracts in payout..                    --                    --                    --                    --
                                          --------------------  --------------------  --------------------  --------------------
        Total Net Assets................  $              6,900  $             37,705  $             12,482  $          4,755,394
                                          ====================  ====================  ====================  ====================


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

            FIRST METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
                OF FIRST METLIFE INVESTORS INSURANCE COMPANY
                          STATEMENTS OF OPERATIONS
                    FOR THE YEAR ENDED DECEMBER 31, 2013


                                                                                           AMERICAN FUNDS
                                                AMERICAN FUNDS        AMERICAN FUNDS        GLOBAL SMALL         AMERICAN FUNDS
                                                     BOND              GLOBAL GROWTH       CAPITALIZATION            GROWTH
                                                  SUB-ACCOUNT           SUB-ACCOUNT          SUB-ACCOUNT           SUB-ACCOUNT
                                             --------------------  -------------------  --------------------  -------------------
INVESTMENT INCOME:
      Dividends............................  $            198,175  $           302,602  $             40,750  $           508,621
                                             --------------------  -------------------  --------------------  -------------------
EXPENSES:
      Mortality and expense risk
        charges............................               117,011              310,165                45,080              677,792
      Administrative charges...............                26,783               60,775                11,714              136,477
                                             --------------------  -------------------  --------------------  -------------------
        Total expenses.....................               143,794              370,940                56,794              814,269
                                             --------------------  -------------------  --------------------  -------------------
           Net investment income (loss)....                54,381             (68,338)              (16,044)            (305,648)
                                             --------------------  -------------------  --------------------  -------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES) ON
   INVESTMENTS:
      Realized gain distributions..........               124,274                   --                    --                   --
      Realized gains (losses) on sale of
        investments........................                15,411              503,610               126,309            1,308,691
                                             --------------------  -------------------  --------------------  -------------------
           Net realized gains (losses).....               139,685              503,610               126,309            1,308,691
                                             --------------------  -------------------  --------------------  -------------------
      Change in unrealized gains (losses)
        on investments.....................             (584,139)            5,477,294               991,962           12,563,383
                                             --------------------  -------------------  --------------------  -------------------
      Net realized and change in
        unrealized gains (losses) on
        investments........................             (444,454)            5,980,904             1,118,271           13,872,074
                                             --------------------  -------------------  --------------------  -------------------
      Net increase (decrease) in net assets
        resulting from operations..........  $          (390,073)  $         5,912,566  $          1,102,227  $        13,566,426
                                             ====================  ===================  ====================  ===================


                                                AMERICAN FUNDS        FIDELITY VIP         FIDELITY VIP          FIDELITY VIP
                                                 GROWTH-INCOME         CONTRAFUND          EQUITY-INCOME            MID CAP
                                                  SUB-ACCOUNT          SUB-ACCOUNT          SUB-ACCOUNT           SUB-ACCOUNT
                                             -------------------  --------------------  -------------------  --------------------
INVESTMENT INCOME:
      Dividends............................  $           376,245  $            189,846  $             1,794  $             42,630
                                             -------------------  --------------------  -------------------  --------------------
EXPENSES:
      Mortality and expense risk
        charges............................              374,309               252,617                  890               164,610
      Administrative charges...............               69,574                48,740                  190                37,126
                                             -------------------  --------------------  -------------------  --------------------
        Total expenses.....................              443,883               301,357                1,080               201,736
                                             -------------------  --------------------  -------------------  --------------------
           Net investment income (loss)....             (67,638)             (111,511)                  714             (159,106)
                                             -------------------  --------------------  -------------------  --------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES) ON
   INVESTMENTS:
      Realized gain distributions..........                   --                 5,575                5,276             2,024,578
      Realized gains (losses) on sale of
        investments........................              687,927               270,055                  136               193,795
                                             -------------------  --------------------  -------------------  --------------------
           Net realized gains (losses).....              687,927               275,630                5,412             2,218,373
                                             -------------------  --------------------  -------------------  --------------------
      Change in unrealized gains (losses)
        on investments.....................            6,977,355             4,814,427               11,302             2,295,967
                                             -------------------  --------------------  -------------------  --------------------
      Net realized and change in
        unrealized gains (losses) on
        investments........................            7,665,282             5,090,057               16,714             4,514,340
                                             -------------------  --------------------  -------------------  --------------------
      Net increase (decrease) in net assets
        resulting from operations..........  $         7,597,644  $          4,978,546  $            17,428  $          4,355,234
                                             ===================  ====================  ===================  ====================

                                                                     FTVIPT FRANKLIN
                                                FTVIPT FRANKLIN      SMALL CAP VALUE
                                               INCOME SECURITIES       SECURITIES
                                                  SUB-ACCOUNT          SUB-ACCOUNT
                                             -------------------  --------------------
INVESTMENT INCOME:
      Dividends............................  $         1,582,628  $             42,144
                                             -------------------  --------------------
EXPENSES:
      Mortality and expense risk
        charges............................              314,512                35,153
      Administrative charges...............               61,543                 8,117
                                             -------------------  --------------------
        Total expenses.....................              376,055                43,270
                                             -------------------  --------------------
           Net investment income (loss)....            1,206,573               (1,126)
                                             -------------------  --------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES) ON
   INVESTMENTS:
      Realized gain distributions..........                   --                54,388
      Realized gains (losses) on sale of
        investments........................               30,467                87,403
                                             -------------------  --------------------
           Net realized gains (losses).....               30,467               141,791
                                             -------------------  --------------------
      Change in unrealized gains (losses)
        on investments.....................            1,574,506               818,493
                                             -------------------  --------------------
      Net realized and change in
        unrealized gains (losses) on
        investments........................            1,604,973               960,284
                                             -------------------  --------------------
      Net increase (decrease) in net assets
        resulting from operations..........  $         2,811,546  $            959,158
                                             ===================  ====================

(a) For the period April 29, 2013 to December 31, 2013.



 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

            FIRST METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
                OF FIRST METLIFE INVESTORS INSURANCE COMPANY
                   STATEMENTS OF OPERATIONS -- (CONTINUED)
                    FOR THE YEAR ENDED DECEMBER 31, 2013


                                                                                             FTVIPT TEMPLETON
                                                   FTVIPT MUTUAL       FTVIPT TEMPLETON         GLOBAL BOND
                                                 SHARES SECURITIES    FOREIGN SECURITIES        SECURITIES
                                                    SUB-ACCOUNT           SUB-ACCOUNT           SUB-ACCOUNT
                                               --------------------  --------------------  --------------------
INVESTMENT INCOME:
      Dividends..............................  $             82,789  $            351,060  $            568,220
                                               --------------------  --------------------  --------------------
EXPENSES:
      Mortality and expense risk
         charges.............................                47,741               218,605               131,214
      Administrative charges.................                10,084                36,320                30,032
                                               --------------------  --------------------  --------------------
         Total expenses......................                57,825               254,925               161,246
                                               --------------------  --------------------  --------------------
           Net investment income (loss)......                24,964                96,135               406,974
                                               --------------------  --------------------  --------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES) ON
   INVESTMENTS:
      Realized gain distributions............                    --                    --               146,707
      Realized gains (losses) on sale of
         investments.........................                99,752                46,221               (6,512)
                                               --------------------  --------------------  --------------------
           Net realized gains (losses).......                99,752                46,221               140,195
                                               --------------------  --------------------  --------------------
      Change in unrealized gains (losses)
         on investments......................               818,567             2,666,405             (518,303)
                                               --------------------  --------------------  --------------------
      Net realized and change in
         unrealized gains (losses) on
         investments.........................               918,319             2,712,626             (378,108)
                                               --------------------  --------------------  --------------------
      Net increase (decrease) in net assets
         resulting from operations...........  $            943,283  $          2,808,761  $             28,866
                                               ====================  ====================  ====================


                                                   INVESCO V.I.          INVESCO V.I.           INVESCO V.I.
                                                  AMERICAN VALUE       EQUITY AND INCOME     GLOBAL REAL ESTATE
                                                    SUB-ACCOUNT           SUB-ACCOUNT            SUB-ACCOUNT
                                               --------------------  ---------------------  --------------------
INVESTMENT INCOME:
      Dividends..............................  $             12,959  $             269,706  $             51,253
                                               --------------------  ---------------------  --------------------
EXPENSES:
      Mortality and expense risk
         charges.............................                22,782                200,548                14,341
      Administrative charges.................                 5,141                 43,928                 3,229
                                               --------------------  ---------------------  --------------------
         Total expenses......................                27,923                244,476                17,570
                                               --------------------  ---------------------  --------------------
           Net investment income (loss)......              (14,964)                 25,230                33,683
                                               --------------------  ---------------------  --------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES) ON
   INVESTMENTS:
      Realized gain distributions............                    --                     --                    --
      Realized gains (losses) on sale of
         investments.........................                81,745                393,975                21,503
                                               --------------------  ---------------------  --------------------
           Net realized gains (losses).......                81,745                393,975                21,503
                                               --------------------  ---------------------  --------------------
      Change in unrealized gains (losses)
         on investments......................               473,160              3,153,204              (47,782)
                                               --------------------  ---------------------  --------------------
      Net realized and change in
         unrealized gains (losses) on
         investments.........................               554,905              3,547,179              (26,279)
                                               --------------------  ---------------------  --------------------
      Net increase (decrease) in net assets
         resulting from operations...........  $            539,941  $           3,572,409  $              7,404
                                               ====================  =====================  ====================

                                                                                                  LMPVET
                                                   INVESCO V.I.          INVESCO V.I.      CLEARBRIDGE VARIABLE
                                                 GROWTH AND INCOME   INTERNATIONAL GROWTH    AGGRESSIVE GROWTH
                                                    SUB-ACCOUNT           SUB-ACCOUNT           SUB-ACCOUNT
                                               --------------------  --------------------  --------------------
INVESTMENT INCOME:
      Dividends..............................  $            186,658  $            114,734  $             44,818
                                               --------------------  --------------------  --------------------
EXPENSES:
      Mortality and expense risk
         charges.............................               153,811               113,341               205,383
      Administrative charges.................                35,231                26,255                40,814
                                               --------------------  --------------------  --------------------
         Total expenses......................               189,042               139,596               246,197
                                               --------------------  --------------------  --------------------
           Net investment income (loss)......               (2,384)              (24,862)             (201,379)
                                               --------------------  --------------------  --------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES) ON
   INVESTMENTS:
      Realized gain distributions............               128,988                    --               864,438
      Realized gains (losses) on sale of
         investments.........................               318,817                88,385               758,218
                                               --------------------  --------------------  --------------------
           Net realized gains (losses).......               447,805                88,385             1,622,656
                                               --------------------  --------------------  --------------------
      Change in unrealized gains (losses)
         on investments......................             3,347,006             1,651,460             4,587,062
                                               --------------------  --------------------  --------------------
      Net realized and change in
         unrealized gains (losses) on
         investments.........................             3,794,811             1,739,845             6,209,718
                                               --------------------  --------------------  --------------------
      Net increase (decrease) in net assets
         resulting from operations...........  $          3,792,427  $          1,714,983  $          6,008,339
                                               ====================  ====================  ====================

                                                       LMPVET
                                                CLEARBRIDGE VARIABLE
                                                    ALL CAP VALUE
                                                     SUB-ACCOUNT
                                               ---------------------
INVESTMENT INCOME:
      Dividends..............................  $              97,749
                                               ---------------------
EXPENSES:
      Mortality and expense risk
         charges.............................                 87,590
      Administrative charges.................                 17,739
                                               ---------------------
         Total expenses......................                105,329
                                               ---------------------
           Net investment income (loss)......                (7,580)
                                               ---------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES) ON
   INVESTMENTS:
      Realized gain distributions............                513,535
      Realized gains (losses) on sale of
         investments.........................                145,375
                                               ---------------------
           Net realized gains (losses).......                658,910
                                               ---------------------
      Change in unrealized gains (losses)
         on investments......................              1,198,946
                                               ---------------------
      Net realized and change in
         unrealized gains (losses) on
         investments.........................              1,857,856
                                               ---------------------
      Net increase (decrease) in net assets
         resulting from operations...........  $           1,850,276
                                               =====================

(a) For the period April 29, 2013 to December 31, 2013.



 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

            FIRST METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
                OF FIRST METLIFE INVESTORS INSURANCE COMPANY
                   STATEMENTS OF OPERATIONS -- (CONTINUED)
                    FOR THE YEAR ENDED DECEMBER 31, 2013



                                                    LMPVET                LMPVET                LMPVET                LMPVET
                                             CLEARBRIDGE VARIABLE  CLEARBRIDGE VARIABLE  CLEARBRIDGE VARIABLE  CLEARBRIDGE VARIABLE
                                                 APPRECIATION          EQUITY INCOME       LARGE CAP GROWTH       LARGE CAP VALUE
                                                  SUB-ACCOUNT           SUB-ACCOUNT           SUB-ACCOUNT           SUB-ACCOUNT
                                             --------------------  --------------------  --------------------  --------------------
INVESTMENT INCOME:
      Dividends............................   $           290,557  $            231,810  $             1,455   $              5,625
                                             --------------------  --------------------  --------------------  --------------------
EXPENSES:
      Mortality and expense risk
        charges............................               255,772               171,208                4,554                  5,084
      Administrative charges...............                56,754                36,294                  790                    865
                                             --------------------  --------------------  --------------------  --------------------
        Total expenses.....................               312,526               207,502                5,344                  5,949
                                             --------------------  --------------------  --------------------  --------------------
           Net investment income (loss)....              (21,969)                24,308              (3,889)                  (324)
                                             --------------------  --------------------  --------------------  --------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES) ON
   INVESTMENTS:
      Realized gain distributions..........               801,890                    --               30,903                 16,706
      Realized gains (losses) on sale of
        investments........................               294,865               163,518               22,012                 11,294
                                             --------------------  --------------------  --------------------  --------------------
           Net realized gains (losses).....             1,096,755               163,518               52,915                 28,000
                                             --------------------  --------------------  --------------------  --------------------
      Change in unrealized gains (losses)
        on investments.....................             4,475,175             2,828,238               46,297                 64,267
                                             --------------------  --------------------  --------------------  --------------------
      Net realized and change in
        unrealized gains (losses) on
        investments........................             5,571,930             2,991,756               99,212                 92,267
                                             --------------------  --------------------  --------------------  --------------------
      Net increase (decrease) in net assets
        resulting from operations..........   $         5,549,961  $          3,016,064  $            95,323   $             91,943
                                             ====================  ====================  ====================  ====================

                                                                          LMPVET
                                                    LMPVET              INVESTMENT             LMPVET                LMPVET
                                             CLEARBRIDGE VARIABLE    COUNSEL VARIABLE    VARIABLE LIFESTYLE    VARIABLE LIFESTYLE
                                               SMALL CAP GROWTH      SOCIAL AWARENESS      ALLOCATION 50%        ALLOCATION 70%
                                                  SUB-ACCOUNT           SUB-ACCOUNT          SUB-ACCOUNT           SUB-ACCOUNT
                                             --------------------  --------------------  -------------------  --------------------
INVESTMENT INCOME:
      Dividends............................   $             2,226  $                236  $            63,613  $              1,443
                                             --------------------  --------------------  -------------------  --------------------
EXPENSES:
      Mortality and expense risk
        charges............................                56,885                   167               34,183                 1,365
      Administrative charges...............                12,195                    30                7,403                   249
                                             --------------------  --------------------  -------------------  --------------------
        Total expenses.....................                69,080                   197               41,586                 1,614
                                             --------------------  --------------------  -------------------  --------------------
           Net investment income (loss)....              (66,854)                    39               22,027                 (171)
                                             --------------------  --------------------  -------------------  --------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES) ON
   INVESTMENTS:
      Realized gain distributions..........               367,669                    --                   --                    --
      Realized gains (losses) on sale of
        investments........................               235,541                    63               52,007                14,506
                                             --------------------  --------------------  -------------------  --------------------
           Net realized gains (losses).....               603,210                    63               52,007                14,506
                                             --------------------  --------------------  -------------------  --------------------
      Change in unrealized gains (losses)
        on investments.....................             1,231,852                 2,018              307,580                 6,815
                                             --------------------  --------------------  -------------------  --------------------
      Net realized and change in
        unrealized gains (losses) on
        investments........................             1,835,062                 2,081              359,587                21,321
                                             --------------------  --------------------  -------------------  --------------------
      Net increase (decrease) in net assets
        resulting from operations..........   $         1,768,208  $              2,120  $           381,614  $             21,150
                                             ====================  ====================  ===================  ====================

                                                                         LMPVIT
                                                   LMPVET             WESTERN ASSET
                                             VARIABLE LIFESTYLE   VARIABLE GLOBAL HIGH
                                               ALLOCATION 85%          YIELD BOND
                                                 SUB-ACCOUNT           SUB-ACCOUNT
                                             -------------------  --------------------
INVESTMENT INCOME:
      Dividends............................  $            21,502  $            591,682
                                             -------------------  --------------------
EXPENSES:
      Mortality and expense risk
        charges............................               15,842               119,503
      Administrative charges...............                3,247                24,481
                                             -------------------  --------------------
        Total expenses.....................               19,089               143,984
                                             -------------------  --------------------
           Net investment income (loss)....                2,413               447,698
                                             -------------------  --------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES) ON
   INVESTMENTS:
      Realized gain distributions..........                   --                    --
      Realized gains (losses) on sale of
        investments........................               41,152                39,463
                                             -------------------  --------------------
           Net realized gains (losses).....               41,152                39,463
                                             -------------------  --------------------
      Change in unrealized gains (losses)
        on investments.....................              243,518              (43,347)
                                             -------------------  --------------------
      Net realized and change in
        unrealized gains (losses) on
        investments........................              284,670               (3,884)
                                             -------------------  --------------------
      Net increase (decrease) in net assets
        resulting from operations..........  $           287,083  $            443,814
                                             ===================  ====================

(a) For the period April 29, 2013 to December 31, 2013.


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

            FIRST METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
                OF FIRST METLIFE INVESTORS INSURANCE COMPANY
                   STATEMENTS OF OPERATIONS -- (CONTINUED)
                    FOR THE YEAR ENDED DECEMBER 31, 2013


                                                    MIST
                                              ALLIANCEBERNSTEIN       MIST AMERICAN        MIST AMERICAN
                                               GLOBAL DYNAMIC        FUNDS BALANCED        FUNDS GROWTH         MIST AMERICAN
                                                 ALLOCATION            ALLOCATION           ALLOCATION          FUNDS GROWTH
                                                 SUB-ACCOUNT           SUB-ACCOUNT          SUB-ACCOUNT          SUB-ACCOUNT
                                             -------------------  -------------------  -------------------  --------------------
INVESTMENT INCOME:
      Dividends............................  $         1,846,185  $         2,796,144  $           988,037  $            227,991
                                             -------------------  -------------------  -------------------  --------------------
EXPENSES:
      Mortality and expense risk
        charges............................            1,816,663            2,756,824            1,346,391               704,964
      Administrative charges...............              366,663              518,414              245,441               127,624
                                             -------------------  -------------------  -------------------  --------------------
        Total expenses.....................            2,183,326            3,275,238            1,591,832               832,588
                                             -------------------  -------------------  -------------------  --------------------
          Net investment income (loss).....            (337,141)            (479,094)            (603,795)             (604,597)
                                             -------------------  -------------------  -------------------  --------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES) ON
   INVESTMENTS:
      Realized gain distributions..........            3,068,487           12,573,512            5,451,849             2,535,258
      Realized gains (losses) on sale of
        investments........................              509,970            2,780,249            3,387,415             2,090,419
                                             -------------------  -------------------  -------------------  --------------------
          Net realized gains (losses)......            3,578,457           15,353,761            8,839,264             4,625,677
                                             -------------------  -------------------  -------------------  --------------------
      Change in unrealized gains (losses)
        on investments.....................            9,908,069           17,129,564           12,174,721             8,429,410
                                             -------------------  -------------------  -------------------  --------------------
      Net realized and change in
        unrealized gains (losses) on
        investments........................           13,486,526           32,483,325           21,013,985            13,055,087
                                             -------------------  -------------------  -------------------  --------------------
      Net increase (decrease) in net assets
        resulting from operations..........  $        13,149,385  $        32,004,231  $        20,410,190  $         12,450,490
                                             ===================  ===================  ===================  ====================


                                                 MIST AMERICAN                            MIST BLACKROCK
                                                FUNDS MODERATE       MIST AQR GLOBAL      GLOBAL TACTICAL       MIST BLACKROCK
                                                  ALLOCATION          RISK BALANCED         STRATEGIES            HIGH YIELD
                                                  SUB-ACCOUNT          SUB-ACCOUNT          SUB-ACCOUNT           SUB-ACCOUNT
                                             -------------------  --------------------  -------------------  -------------------
INVESTMENT INCOME:
      Dividends............................  $         1,942,969  $          3,775,733  $         3,707,423  $         1,317,771
                                             -------------------  --------------------  -------------------  -------------------
EXPENSES:
      Mortality and expense risk
        charges............................            1,598,323             2,296,330            3,448,778              276,008
      Administrative charges...............              296,903               465,442              694,004               50,134
                                             -------------------  --------------------  -------------------  -------------------
        Total expenses.....................            1,895,226             2,761,772            4,142,782              326,142
                                             -------------------  --------------------  -------------------  -------------------
          Net investment income (loss).....               47,743             1,013,961            (435,359)              991,629
                                             -------------------  --------------------  -------------------  -------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES) ON
   INVESTMENTS:
      Realized gain distributions..........            6,408,576             7,035,837            5,992,821              533,766
      Realized gains (losses) on sale of
        investments........................            1,866,506             (441,934)              707,316              466,211
                                             -------------------  --------------------  -------------------  -------------------
          Net realized gains (losses)......            8,275,082             6,593,903            6,700,137              999,977
                                             -------------------  --------------------  -------------------  -------------------
      Change in unrealized gains (losses)
        on investments.....................            4,897,629          (17,408,858)           16,978,711            (514,815)
                                             -------------------  --------------------  -------------------  -------------------
      Net realized and change in
        unrealized gains (losses) on
        investments........................           13,172,711          (10,814,955)           23,678,848              485,162
                                             -------------------  --------------------  -------------------  -------------------
      Net increase (decrease) in net assets
        resulting from operations..........  $        13,220,454  $        (9,800,994)  $        23,243,489  $         1,476,791
                                             ===================  ====================  ===================  ===================



                                                MIST BLACKROCK     MIST CLARION GLOBAL
                                                LARGE CAP CORE         REAL ESTATE
                                                  SUB-ACCOUNT          SUB-ACCOUNT
                                             -------------------  --------------------
INVESTMENT INCOME:
      Dividends............................  $            21,256  $         1,479,131
                                             -------------------  --------------------
EXPENSES:
      Mortality and expense risk
        charges............................               23,891              314,618
      Administrative charges...............                4,185               55,296
                                             -------------------  --------------------
        Total expenses.....................               28,076              369,914
                                             -------------------  --------------------
          Net investment income (loss).....              (6,820)            1,109,217
                                             -------------------  --------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES) ON
   INVESTMENTS:
      Realized gain distributions..........                   --                   --
      Realized gains (losses) on sale of
        investments........................               71,497              (8,336)
                                             -------------------  --------------------
          Net realized gains (losses)......               71,497              (8,336)
                                             -------------------  --------------------
      Change in unrealized gains (losses)
        on investments.....................              402,950            (711,662)
                                             -------------------  --------------------
      Net realized and change in
        unrealized gains (losses) on
        investments........................              474,447            (719,998)
                                             -------------------  --------------------
      Net increase (decrease) in net assets
        resulting from operations..........  $           467,627  $           389,219
                                             ===================  ====================

(a) For the period April 29, 2013 to December 31, 2013.


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

            FIRST METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
                OF FIRST METLIFE INVESTORS INSURANCE COMPANY
                   STATEMENTS OF OPERATIONS -- (CONTINUED)
                    FOR THE YEAR ENDED DECEMBER 31, 2013


                                                                                                                   MIST HARRIS
                                               MIST CLEARBRIDGE      MIST CLEARBRIDGE       MIST GOLDMAN             OAKMARK
                                             AGGRESSIVE GROWTH II    AGGRESSIVE GROWTH   SACHS MID CAP VALUE      INTERNATIONAL
                                                  SUB-ACCOUNT           SUB-ACCOUNT          SUB-ACCOUNT           SUB-ACCOUNT
                                             --------------------  -------------------  --------------------  --------------------
INVESTMENT INCOME:
      Dividends............................   $            74,816  $            71,915  $           198,253   $          1,465,222
                                             --------------------  -------------------  --------------------  --------------------
EXPENSES:
      Mortality and expense risk
        charges............................               161,980              462,981              314,727                834,441
      Administrative charges...............                28,074               82,656               56,539                148,848
                                             --------------------  -------------------  --------------------  --------------------
        Total expenses.....................               190,054              545,637              371,266                983,289
                                             --------------------  -------------------  --------------------  --------------------
          Net investment income (loss).....             (115,238)            (473,722)            (173,013)                481,933
                                             --------------------  -------------------  --------------------  --------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES) ON
   INVESTMENTS:
      Realized gain distributions..........                    --                   --              787,543                     --
      Realized gains (losses) on sale of
        investments........................               479,123            1,386,326              504,139              1,513,359
                                             --------------------  -------------------  --------------------  --------------------
          Net realized gains (losses)......               479,123            1,386,326            1,291,682              1,513,359
                                             --------------------  -------------------  --------------------  --------------------
      Change in unrealized gains (losses)
        on investments.....................             2,301,137           10,692,068            4,777,747             12,641,143
                                             --------------------  -------------------  --------------------  --------------------
      Net realized and change in
        unrealized gains (losses) on
        investments........................             2,780,260           12,078,394            6,069,429             14,154,502
                                             --------------------  -------------------  --------------------  --------------------
      Net increase (decrease) in net assets
        resulting from operations..........   $         2,665,022  $        11,604,672  $         5,896,416   $         14,636,435
                                             ====================  ===================  ====================  ====================

                                                 MIST INVESCO
                                                 BALANCED-RISK        MIST INVESCO         MIST INVESCO         MIST INVESCO
                                                  ALLOCATION            COMSTOCK           MID CAP VALUE      SMALL CAP GROWTH
                                                  SUB-ACCOUNT          SUB-ACCOUNT          SUB-ACCOUNT          SUB-ACCOUNT
                                             -------------------  --------------------  -------------------  -------------------
INVESTMENT INCOME:
      Dividends............................  $                --  $            254,948  $           137,403  $            59,604
                                             -------------------  --------------------  -------------------  -------------------
EXPENSES:
      Mortality and expense risk
        charges............................              403,916               318,967              244,509              356,034
      Administrative charges...............               82,388                59,786               45,995               63,603
                                             -------------------  --------------------  -------------------  -------------------
        Total expenses.....................              486,304               378,753              290,504              419,637
                                             -------------------  --------------------  -------------------  -------------------
          Net investment income (loss).....            (486,304)             (123,805)            (153,101)            (360,033)
                                             -------------------  --------------------  -------------------  -------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES) ON
   INVESTMENTS:
      Realized gain distributions..........              319,819                    --                   --            1,538,866
      Realized gains (losses) on sale of
        investments........................               67,412               845,608              824,195            1,462,733
                                             -------------------  --------------------  -------------------  -------------------
          Net realized gains (losses)......              387,231               845,608              824,195            3,001,599
                                             -------------------  --------------------  -------------------  -------------------
      Change in unrealized gains (losses)
        on investments.....................              171,219             6,061,695            3,913,006            5,523,945
                                             -------------------  --------------------  -------------------  -------------------
      Net realized and change in
        unrealized gains (losses) on
        investments........................              558,450             6,907,303            4,737,201            8,525,544
                                             -------------------  --------------------  -------------------  -------------------
      Net increase (decrease) in net assets
        resulting from operations..........  $            72,146  $          6,783,498  $         4,584,100  $         8,165,511
                                             ===================  ====================  ===================  ===================

                                                                      MIST JPMORGAN
                                                 MIST JPMORGAN        GLOBAL ACTIVE
                                                   CORE BOND           ALLOCATION
                                                  SUB-ACCOUNT          SUB-ACCOUNT
                                             -------------------  -------------------
INVESTMENT INCOME:
      Dividends............................  $            76,959  $            22,540
                                             -------------------  -------------------
EXPENSES:
      Mortality and expense risk
        charges............................              390,528              350,361
      Administrative charges...............               69,892               76,027
                                             -------------------  -------------------
        Total expenses.....................              460,420              426,388
                                             -------------------  -------------------
          Net investment income (loss).....            (383,461)            (403,848)
                                             -------------------  -------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES) ON
   INVESTMENTS:
      Realized gain distributions..........              120,936              132,985
      Realized gains (losses) on sale of
        investments........................            1,494,462                8,063
                                             -------------------  -------------------
          Net realized gains (losses)......            1,615,398              141,048
                                             -------------------  -------------------
      Change in unrealized gains (losses)
        on investments.....................          (2,563,993)            3,054,513
                                             -------------------  -------------------
      Net realized and change in
        unrealized gains (losses) on
        investments........................            (948,595)            3,195,561
                                             -------------------  -------------------
      Net increase (decrease) in net assets
        resulting from operations..........  $       (1,332,056)  $         2,791,713
                                             ===================  ===================

(a) For the period April 29, 2013 to December 31, 2013.


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

            FIRST METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
                OF FIRST METLIFE INVESTORS INSURANCE COMPANY
                   STATEMENTS OF OPERATIONS -- (CONTINUED)
                    FOR THE YEAR ENDED DECEMBER 31, 2013



                                                 MIST JPMORGAN     MIST LOOMIS SAYLES    MIST LORD ABBETT       MIST MET/EATON
                                                SMALL CAP VALUE      GLOBAL MARKETS       BOND DEBENTURE      VANCE FLOATING RATE
                                                  SUB-ACCOUNT          SUB-ACCOUNT          SUB-ACCOUNT           SUB-ACCOUNT
                                             -------------------  --------------------  -------------------  --------------------
INVESTMENT INCOME:
      Dividends............................  $            29,547  $            527,901  $         2,087,110  $           167,144
                                             -------------------  --------------------  -------------------  --------------------
EXPENSES:
      Mortality and expense risk
        charges............................               63,450               292,599              427,931               73,279
      Administrative charges...............               10,813                51,578               77,017               13,398
                                             -------------------  --------------------  -------------------  --------------------
        Total expenses.....................               74,263               344,177              504,948               86,677
                                             -------------------  --------------------  -------------------  --------------------
          Net investment income (loss).....             (44,716)               183,724            1,582,162               80,467
                                             -------------------  --------------------  -------------------  --------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES) ON
   INVESTMENTS:
      Realized gain distributions..........                   --                    --                   --               19,898
      Realized gains (losses) on sale of
        investments........................              198,946             1,023,594              392,747               21,427
                                             -------------------  --------------------  -------------------  --------------------
          Net realized gains (losses)......              198,946             1,023,594              392,747               41,325
                                             -------------------  --------------------  -------------------  --------------------
      Change in unrealized gains (losses)
        on investments.....................            1,014,966             1,642,756            (144,259)             (10,169)
                                             -------------------  --------------------  -------------------  --------------------
      Net realized and change in
        unrealized gains (losses) on
        investments........................            1,213,912             2,666,350              248,488               31,156
                                             -------------------  --------------------  -------------------  --------------------
      Net increase (decrease) in net assets
        resulting from operations..........  $         1,169,196  $          2,850,074  $         1,830,650  $           111,623
                                             ===================  ====================  ===================  ====================

                                              MIST MET/FRANKLIN
                                             LOW DURATION TOTAL    MIST MET/TEMPLETON      MIST METLIFE         MIST METLIFE
                                                   RETURN          INTERNATIONAL BOND   AGGRESSIVE STRATEGY     BALANCED PLUS
                                                 SUB-ACCOUNT           SUB-ACCOUNT          SUB-ACCOUNT          SUB-ACCOUNT
                                             -------------------  -------------------  --------------------  -------------------
INVESTMENT INCOME:
      Dividends............................  $           172,468  $            89,616  $            743,542  $         3,692,404
                                             -------------------  -------------------  --------------------  -------------------
EXPENSES:
      Mortality and expense risk
        charges............................              176,129               57,135             1,421,969            3,754,391
      Administrative charges...............               33,480               11,044               252,018              776,676
                                             -------------------  -------------------  --------------------  -------------------
        Total expenses.....................              209,609               68,179             1,673,987            4,531,067
                                             -------------------  -------------------  --------------------  -------------------
          Net investment income (loss).....             (37,141)               21,437             (930,445)            (838,663)
                                             -------------------  -------------------  --------------------  -------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES) ON
   INVESTMENTS:
      Realized gain distributions..........                   --               20,211                    --            5,964,653
      Realized gains (losses) on sale of
        investments........................                1,486             (32,438)             1,131,080              347,273
                                             -------------------  -------------------  --------------------  -------------------
          Net realized gains (losses)......                1,486             (12,227)             1,131,080            6,311,926
                                             -------------------  -------------------  --------------------  -------------------
      Change in unrealized gains (losses)
        on investments.....................                2,181             (33,330)            24,127,202           31,305,855
                                             -------------------  -------------------  --------------------  -------------------
      Net realized and change in
        unrealized gains (losses) on
        investments........................                3,667             (45,557)            25,258,282           37,617,781
                                             -------------------  -------------------  --------------------  -------------------
      Net increase (decrease) in net assets
        resulting from operations..........  $          (33,474)  $          (24,120)  $         24,327,837  $        36,779,118
                                             ===================  ===================  ====================  ===================


                                                 MIST METLIFE         MIST METLIFE
                                               BALANCED STRATEGY   DEFENSIVE STRATEGY
                                                  SUB-ACCOUNT          SUB-ACCOUNT
                                             -------------------  -------------------
INVESTMENT INCOME:
      Dividends............................  $        11,379,430  $         5,933,311
                                             -------------------  -------------------
EXPENSES:
      Mortality and expense risk
        charges............................            7,483,868            2,714,954
      Administrative charges...............            1,416,527              491,603
                                             -------------------  -------------------
        Total expenses.....................            8,900,395            3,206,557
                                             -------------------  -------------------
          Net investment income (loss).....            2,479,035            2,726,754
                                             -------------------  -------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES) ON
   INVESTMENTS:
      Realized gain distributions..........                   --            4,804,785
      Realized gains (losses) on sale of
        investments........................            7,866,626            4,121,606
                                             -------------------  -------------------
          Net realized gains (losses)......            7,866,626            8,926,391
                                             -------------------  -------------------
      Change in unrealized gains (losses)
        on investments.....................           81,097,942            2,269,408
                                             -------------------  -------------------
      Net realized and change in
        unrealized gains (losses) on
        investments........................           88,964,568           11,195,799
                                             -------------------  -------------------
      Net increase (decrease) in net assets
        resulting from operations..........  $        91,443,603  $        13,922,553
                                             ===================  ===================

(a) For the period April 29, 2013 to December 31, 2013.


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

            FIRST METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
                OF FIRST METLIFE INVESTORS INSURANCE COMPANY
                   STATEMENTS OF OPERATIONS -- (CONTINUED)
                    FOR THE YEAR ENDED DECEMBER 31, 2013


                                                                                           MIST METLIFE
                                                 MIST METLIFE         MIST METLIFE          MULTI-INDEX       MIST MFS EMERGING
                                                GROWTH STRATEGY     MODERATE STRATEGY      TARGETED RISK       MARKETS EQUITY
                                                  SUB-ACCOUNT          SUB-ACCOUNT          SUB-ACCOUNT          SUB-ACCOUNT
                                             -------------------  -------------------  -------------------  -------------------
INVESTMENT INCOME:
      Dividends............................  $         6,245,706  $         7,421,108  $            28,045  $           416,993
                                             -------------------  -------------------  -------------------  -------------------
EXPENSES:
      Mortality and expense risk
        charges............................            6,151,159            4,203,424               73,718              525,696
      Administrative charges...............            1,097,711              779,419               15,398               95,246
                                             -------------------  -------------------  -------------------  -------------------
        Total expenses.....................            7,248,870            4,982,843               89,116              620,942
                                             -------------------  -------------------  -------------------  -------------------
          Net investment income (loss).....          (1,003,164)            2,438,265             (61,071)            (203,949)
                                             -------------------  -------------------  -------------------  -------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES) ON
   INVESTMENTS:
      Realized gain distributions..........                   --              568,865              215,401                   --
      Realized gains (losses) on sale of
        investments........................            6,451,897            4,417,656                3,687              106,427
                                             -------------------  -------------------  -------------------  -------------------
          Net realized gains (losses)......            6,451,897            4,986,521              219,088              106,427
                                             -------------------  -------------------  -------------------  -------------------
      Change in unrealized gains (losses)
        on investments.....................           87,614,487           28,836,978              409,573          (2,460,674)
                                             -------------------  -------------------  -------------------  -------------------
      Net realized and change in
        unrealized gains (losses) on
        investments........................           94,066,384           33,823,499              628,661          (2,354,247)
                                             -------------------  -------------------  -------------------  -------------------
      Net increase (decrease) in net assets
        resulting from operations..........  $        93,063,220  $        36,261,764  $           567,590  $       (2,558,196)
                                             ===================  ===================  ===================  ===================

                                                                      MIST MORGAN                               MIST PIMCO
                                              MIST MFS RESEARCH     STANLEY MID CAP     MIST OPPENHEIMER    INFLATION PROTECTED
                                                INTERNATIONAL           GROWTH            GLOBAL EQUITY            BOND
                                                 SUB-ACCOUNT          SUB-ACCOUNT          SUB-ACCOUNT          SUB-ACCOUNT
                                             -------------------  -------------------  -------------------  -------------------
INVESTMENT INCOME:
      Dividends............................  $           966,233  $            54,007  $            17,486  $         2,113,635
                                             -------------------  -------------------  -------------------  -------------------
EXPENSES:
      Mortality and expense risk
        charges............................              524,897              104,604               34,473            1,331,829
      Administrative charges...............               94,112               22,005                8,598              239,712
                                             -------------------  -------------------  -------------------  -------------------
        Total expenses.....................              619,009              126,609               43,071            1,571,541
                                             -------------------  -------------------  -------------------  -------------------
          Net investment income (loss).....              347,224             (72,602)             (25,585)              542,094
                                             -------------------  -------------------  -------------------  -------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES) ON
   INVESTMENTS:
      Realized gain distributions..........                   --                   --                   --            5,645,278
      Realized gains (losses) on sale of
        investments........................               17,976              237,660               77,513          (1,133,707)
                                             -------------------  -------------------  -------------------  -------------------
          Net realized gains (losses)......               17,976              237,660               77,513            4,511,571
                                             -------------------  -------------------  -------------------  -------------------
      Change in unrealized gains (losses)
        on investments.....................            5,701,329            2,637,708              702,573         (16,016,454)
                                             -------------------  -------------------  -------------------  -------------------
      Net realized and change in
        unrealized gains (losses) on
        investments........................            5,719,305            2,875,368              780,086         (11,504,883)
                                             -------------------  -------------------  -------------------  -------------------
      Net increase (decrease) in net assets
        resulting from operations..........  $         6,066,529  $         2,802,766  $           754,501  $      (10,962,789)
                                             ===================  ===================  ===================  ===================


                                              MIST PIMCO TOTAL
                                                   RETURN          MIST PIONEER FUND
                                                 SUB-ACCOUNT          SUB-ACCOUNT
                                             -------------------  -------------------
INVESTMENT INCOME:
      Dividends............................  $         8,083,782  $           424,033
                                             -------------------  -------------------
EXPENSES:
      Mortality and expense risk
        charges............................            2,578,710              150,614
      Administrative charges...............              476,193               33,874
                                             -------------------  -------------------
        Total expenses.....................            3,054,903              184,488
                                             -------------------  -------------------
          Net investment income (loss).....            5,028,879              239,545
                                             -------------------  -------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES) ON
   INVESTMENTS:
      Realized gain distributions..........            3,760,891                   --
      Realized gains (losses) on sale of
        investments........................               46,998              247,390
                                             -------------------  -------------------
          Net realized gains (losses)......            3,807,889              247,390
                                             -------------------  -------------------
      Change in unrealized gains (losses)
        on investments.....................         (15,620,579)            3,147,180
                                             -------------------  -------------------
      Net realized and change in
        unrealized gains (losses) on
        investments........................         (11,812,690)            3,394,570
                                             -------------------  -------------------
      Net increase (decrease) in net assets
        resulting from operations..........  $       (6,783,811)  $         3,634,115
                                             ===================  ===================

(a) For the period April 29, 2013 to December 31, 2013.


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

            FIRST METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
                OF FIRST METLIFE INVESTORS INSURANCE COMPANY
                   STATEMENTS OF OPERATIONS -- (CONTINUED)
                    FOR THE YEAR ENDED DECEMBER 31, 2013


                                                MIST PIONEER         MIST PYRAMIS          MIST PYRAMIS        MIST SCHRODERS
                                              STRATEGIC INCOME     GOVERNMENT INCOME       MANAGED RISK      GLOBAL MULTI-ASSET
                                                 SUB-ACCOUNT          SUB-ACCOUNT         SUB-ACCOUNT (a)        SUB-ACCOUNT
                                             -------------------  -------------------  -------------------  -------------------
INVESTMENT INCOME:
      Dividends............................  $         2,673,544  $           846,355  $            29,461  $               950
                                             -------------------  -------------------  -------------------  -------------------
EXPENSES:
      Mortality and expense risk
        charges............................              649,484              673,954               16,439              148,109
      Administrative charges...............              138,276              140,178                3,424               31,387
                                             -------------------  -------------------  -------------------  -------------------
        Total expenses.....................              787,760              814,132               19,863              179,496
                                             -------------------  -------------------  -------------------  -------------------
          Net investment income (loss).....            1,885,784               32,223                9,598            (178,546)
                                             -------------------  -------------------  -------------------  -------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES) ON
   INVESTMENTS:
      Realized gain distributions..........              153,174              526,259               66,021               40,856
      Realized gains (losses) on sale of
        investments........................              132,771            (407,137)               14,796               32,237
                                             -------------------  -------------------  -------------------  -------------------
          Net realized gains (losses)......              285,945              119,122               80,817               73,093
                                             -------------------  -------------------  -------------------  -------------------
      Change in unrealized gains (losses)
        on investments.....................          (2,173,696)          (3,683,039)              106,893            1,152,830
                                             -------------------  -------------------  -------------------  -------------------
      Net realized and change in
        unrealized gains (losses) on
        investments........................          (1,887,751)          (3,563,917)              187,710            1,225,923
                                             -------------------  -------------------  -------------------  -------------------
      Net increase (decrease) in net assets
        resulting from operations..........  $           (1,967)  $       (3,531,694)  $           197,308  $         1,047,377
                                             ===================  ===================  ===================  ===================

                                              MIST SSGA GROWTH     MIST SSGA GROWTH    MIST T. ROWE PRICE    MIST T. ROWE PRICE
                                               AND INCOME ETF             ETF            LARGE CAP VALUE       MID CAP GROWTH
                                                 SUB-ACCOUNT          SUB-ACCOUNT          SUB-ACCOUNT           SUB-ACCOUNT
                                             -------------------  -------------------  -------------------  -------------------
INVESTMENT INCOME:
      Dividends............................  $         2,497,983  $           776,304  $           744,297  $            84,698
                                             -------------------  -------------------  -------------------  -------------------
EXPENSES:
      Mortality and expense risk
        charges............................            1,288,004              493,360              685,786              571,356
      Administrative charges...............              247,811               98,054              122,260              102,255
                                             -------------------  -------------------  -------------------  -------------------
        Total expenses.....................            1,535,815              591,414              808,046              673,611
                                             -------------------  -------------------  -------------------  -------------------
          Net investment income (loss).....              962,168              184,890             (63,749)            (588,913)
                                             -------------------  -------------------  -------------------  -------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES) ON
   INVESTMENTS:
      Realized gain distributions..........            2,346,348            1,343,603                   --            2,140,562
      Realized gains (losses) on sale of
        investments........................            2,501,139              733,320            1,009,349            1,229,638
                                             -------------------  -------------------  -------------------  -------------------
          Net realized gains (losses)......            4,847,487            2,076,923            1,009,349            3,370,200
                                             -------------------  -------------------  -------------------  -------------------
      Change in unrealized gains (losses)
        on investments.....................            4,733,549            3,676,266           12,373,948            9,244,565
                                             -------------------  -------------------  -------------------  -------------------
      Net realized and change in
        unrealized gains (losses) on
        investments........................            9,581,036            5,753,189           13,383,297           12,614,765
                                             -------------------  -------------------  -------------------  -------------------
      Net increase (decrease) in net assets
        resulting from operations..........  $        10,543,204  $         5,938,079  $        13,319,548  $        12,025,852
                                             ===================  ===================  ===================  ===================

                                               MIST THIRD AVENUE   MSF BAILLIE GIFFORD
                                                SMALL CAP VALUE    INTERNATIONAL STOCK
                                                  SUB-ACCOUNT          SUB-ACCOUNT
                                             -------------------  --------------------
INVESTMENT INCOME:
      Dividends............................  $           328,004  $             4,283
                                             -------------------  --------------------
EXPENSES:
      Mortality and expense risk
        charges............................              494,464              181,614
      Administrative charges...............               87,678               33,371
                                             -------------------  --------------------
        Total expenses.....................              582,142              214,985
                                             -------------------  --------------------
          Net investment income (loss).....            (254,138)            (210,702)
                                             -------------------  --------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES) ON
   INVESTMENTS:
      Realized gain distributions..........                   --                   --
      Realized gains (losses) on sale of
        investments........................              880,877              133,642
                                             -------------------  --------------------
          Net realized gains (losses)......              880,877              133,642
                                             -------------------  --------------------
      Change in unrealized gains (losses)
        on investments.....................            8,592,317            1,974,969
                                             -------------------  --------------------
      Net realized and change in
        unrealized gains (losses) on
        investments........................            9,473,194            2,108,611
                                             -------------------  --------------------
      Net increase (decrease) in net assets
        resulting from operations..........  $         9,219,056  $         1,897,909
                                             ===================  ====================

(a) For the period April 29, 2013 to December 31, 2013.


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

            FIRST METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
                OF FIRST METLIFE INVESTORS INSURANCE COMPANY
                   STATEMENTS OF OPERATIONS -- (CONTINUED)
                    FOR THE YEAR ENDED DECEMBER 31, 2013


                                                MSF BARCLAYS
                                               AGGREGATE BOND         MSF BLACKROCK        MSF BLACKROCK         MSF BLACKROCK
                                                    INDEX              BOND INCOME     CAPITAL APPRECIATION      MONEY MARKET
                                                 SUB-ACCOUNT           SUB-ACCOUNT          SUB-ACCOUNT           SUB-ACCOUNT
                                             -------------------  -------------------  --------------------  -------------------
INVESTMENT INCOME:
      Dividends............................  $           339,878  $           353,603  $             9,523   $                --
                                             -------------------  -------------------  --------------------  -------------------
EXPENSES:
      Mortality and expense risk
        charges............................              143,607              122,040               18,528               970,500
      Administrative charges...............               26,728               23,147                3,022               179,223
                                             -------------------  -------------------  --------------------  -------------------
        Total expenses.....................              170,335              145,187               21,550             1,149,723
                                             -------------------  -------------------  --------------------  -------------------
          Net investment income (loss).....              169,543              208,416             (12,027)           (1,149,723)
                                             -------------------  -------------------  --------------------  -------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES) ON
   INVESTMENTS:
      Realized gain distributions..........                   --              226,119                   --                    --
      Realized gains (losses) on sale of
        investments........................             (49,477)               31,352               76,208                    --
                                             -------------------  -------------------  --------------------  -------------------
          Net realized gains (losses)......             (49,477)              257,471               76,208                    --
                                             -------------------  -------------------  --------------------  -------------------
      Change in unrealized gains (losses)
        on investments.....................            (573,991)            (707,303)              287,084                    --
                                             -------------------  -------------------  --------------------  -------------------
      Net realized and change in
        unrealized gains (losses) on
        investments........................            (623,468)            (449,832)              363,292                    --
                                             -------------------  -------------------  --------------------  -------------------
      Net increase (decrease) in net assets
        resulting from operations..........  $         (453,925)  $         (241,416)  $           351,265   $       (1,149,723)
                                             ===================  ===================  ====================  ===================


                                              MSF DAVIS VENTURE       MSF FRONTIER         MSF JENNISON       MSF LOOMIS SAYLES
                                                    VALUE            MID CAP GROWTH           GROWTH           SMALL CAP CORE
                                                 SUB-ACCOUNT         SUB-ACCOUNT (a)        SUB-ACCOUNT          SUB-ACCOUNT
                                             -------------------  -------------------  -------------------  --------------------
INVESTMENT INCOME:
      Dividends............................  $           896,782  $                --  $           109,069  $              2,033
                                             -------------------  -------------------  -------------------  --------------------
EXPENSES:
      Mortality and expense risk
        charges............................              986,119               87,809              720,495                13,629
      Administrative charges...............              176,359               15,748              130,720                 2,215
                                             -------------------  -------------------  -------------------  --------------------
        Total expenses.....................            1,162,478              103,557              851,215                15,844
                                             -------------------  -------------------  -------------------  --------------------
          Net investment income (loss).....            (265,696)            (103,557)            (742,146)              (13,811)
                                             -------------------  -------------------  -------------------  --------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES) ON
   INVESTMENTS:
      Realized gain distributions..........            1,187,278                   --              523,893                67,300
      Realized gains (losses) on sale of
        investments........................            2,293,447               94,818            1,329,074                62,184
                                             -------------------  -------------------  -------------------  --------------------
          Net realized gains (losses)......            3,480,725               94,818            1,852,967               129,484
                                             -------------------  -------------------  -------------------  --------------------
      Change in unrealized gains (losses)
        on investments.....................           15,877,848            1,681,909           14,641,613               169,815
                                             -------------------  -------------------  -------------------  --------------------
      Net realized and change in
        unrealized gains (losses) on
        investments........................           19,358,573            1,776,727           16,494,580               299,299
                                             -------------------  -------------------  -------------------  --------------------
      Net increase (decrease) in net assets
        resulting from operations..........  $        19,092,877  $         1,673,170  $        15,752,434  $            285,488
                                             ===================  ===================  ===================  ====================


                                              MSF LOOMIS SAYLES     MSF MET/ARTISAN
                                              SMALL CAP GROWTH       MID CAP VALUE
                                                 SUB-ACCOUNT          SUB-ACCOUNT
                                             -------------------  -------------------
INVESTMENT INCOME:
      Dividends............................  $                --  $           129,845
                                             -------------------  -------------------
EXPENSES:
      Mortality and expense risk
        charges............................                4,932              241,324
      Administrative charges...............                1,247               42,803
                                             -------------------  -------------------
        Total expenses.....................                6,179              284,127
                                             -------------------  -------------------
          Net investment income (loss).....              (6,179)            (154,282)
                                             -------------------  -------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES) ON
   INVESTMENTS:
      Realized gain distributions..........                   --                   --
      Realized gains (losses) on sale of
        investments........................               41,032              288,917
                                             -------------------  -------------------
          Net realized gains (losses)......               41,032              288,917
                                             -------------------  -------------------
      Change in unrealized gains (losses)
        on investments.....................              154,223            4,799,521
                                             -------------------  -------------------
      Net realized and change in
        unrealized gains (losses) on
        investments........................              195,255            5,088,438
                                             -------------------  -------------------
      Net increase (decrease) in net assets
        resulting from operations..........  $           189,076  $         4,934,156
                                             ===================  ===================

(a) For the period April 29, 2013 to December 31, 2013.


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

            FIRST METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
                OF FIRST METLIFE INVESTORS INSURANCE COMPANY
                   STATEMENTS OF OPERATIONS -- (CONTINUED)
                    FOR THE YEAR ENDED DECEMBER 31, 2013


                                                  MSF MET/
                                                 DIMENSIONAL           MSF METLIFE          MSF METLIFE
                                                INTERNATIONAL         CONSERVATIVE        CONSERVATIVE TO         MSF METLIFE
                                                SMALL COMPANY          ALLOCATION       MODERATE ALLOCATION   MID CAP STOCK INDEX
                                                 SUB-ACCOUNT           SUB-ACCOUNT          SUB-ACCOUNT           SUB-ACCOUNT
                                             -------------------  -------------------  --------------------  --------------------
INVESTMENT INCOME:
      Dividends............................  $            65,247  $            67,793  $            52,701   $            51,301
                                             -------------------  -------------------  --------------------  --------------------
EXPENSES:
      Mortality and expense risk
        charges............................               48,932               33,435               31,271                74,553
      Administrative charges...............                9,128                6,000                5,195                14,049
                                             -------------------  -------------------  --------------------  --------------------
        Total expenses.....................               58,060               39,435               36,466                88,602
                                             -------------------  -------------------  --------------------  --------------------
          Net investment income (loss).....                7,187               28,358               16,235              (37,301)
                                             -------------------  -------------------  --------------------  --------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES) ON
   INVESTMENTS:
      Realized gain distributions..........              102,009               11,097               21,750               154,555
      Realized gains (losses) on sale of
        investments........................               38,595               18,226               14,899               244,021
                                             -------------------  -------------------  --------------------  --------------------
          Net realized gains (losses)......              140,604               29,323               36,649               398,576
                                             -------------------  -------------------  --------------------  --------------------
      Change in unrealized gains (losses)
        on investments.....................              697,871                2,184              123,464             1,112,567
                                             -------------------  -------------------  --------------------  --------------------
      Net realized and change in
        unrealized gains (losses) on
        investments........................              838,475               31,507              160,113             1,511,143
                                             -------------------  -------------------  --------------------  --------------------
      Net increase (decrease) in net assets
        resulting from operations..........  $           845,662  $            59,865  $           176,348   $         1,473,842
                                             ===================  ===================  ====================  ====================


                                                                       MSF METLIFE
                                                 MSF METLIFE           MODERATE TO        MSF METLIFE STOCK       MSF MFS TOTAL
                                             MODERATE ALLOCATION  AGGRESSIVE ALLOCATION         INDEX                RETURN
                                                 SUB-ACCOUNT           SUB-ACCOUNT           SUB-ACCOUNT           SUB-ACCOUNT
                                             -------------------  ---------------------  -------------------  -------------------
INVESTMENT INCOME:
      Dividends............................  $           373,204   $           106,843   $           706,274  $           237,290
                                             -------------------  ---------------------  -------------------  -------------------
EXPENSES:
      Mortality and expense risk
        charges............................              287,275               104,183               639,950              117,751
      Administrative charges...............               47,830                17,574               108,300               24,107
                                             -------------------  ---------------------  -------------------  -------------------
        Total expenses.....................              335,105               121,757               748,250              141,858
                                             -------------------  ---------------------  -------------------  -------------------
          Net investment income (loss).....               38,099              (14,914)              (41,976)               95,432
                                             -------------------  ---------------------  -------------------  -------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES) ON
   INVESTMENTS:
      Realized gain distributions..........              152,267                    --               644,445                   --
      Realized gains (losses) on sale of
        investments........................              503,574               545,406             1,116,106              170,207
                                             -------------------  ---------------------  -------------------  -------------------
          Net realized gains (losses)......              655,841               545,406             1,760,551              170,207
                                             -------------------  ---------------------  -------------------  -------------------
      Change in unrealized gains (losses)
        on investments.....................            2,131,153               846,977             9,403,739            1,251,597
                                             -------------------  ---------------------  -------------------  -------------------
      Net realized and change in
        unrealized gains (losses) on
        investments........................            2,786,994             1,392,383            11,164,290            1,421,804
                                             -------------------  ---------------------  -------------------  -------------------
      Net increase (decrease) in net assets
        resulting from operations..........  $         2,825,093   $         1,377,469   $        11,122,314  $         1,517,236
                                             ===================  =====================  ===================  ===================



                                                                      MSF MSCI EAFE
                                                 MSF MFS VALUE            INDEX
                                                  SUB-ACCOUNT          SUB-ACCOUNT
                                             -------------------  -------------------
INVESTMENT INCOME:
      Dividends............................  $            92,255  $           134,330
                                             -------------------  -------------------
EXPENSES:
      Mortality and expense risk
        charges............................              215,455               61,498
      Administrative charges...............               44,501               11,698
                                             -------------------  -------------------
        Total expenses.....................              259,956               73,196
                                             -------------------  -------------------
          Net investment income (loss).....            (167,701)               61,134
                                             -------------------  -------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES) ON
   INVESTMENTS:
      Realized gain distributions..........              162,819                   --
      Realized gains (losses) on sale of
        investments........................              441,822               79,924
                                             -------------------  -------------------
          Net realized gains (losses)......              604,641               79,924
                                             -------------------  -------------------
      Change in unrealized gains (losses)
        on investments.....................            4,076,281              703,929
                                             -------------------  -------------------
      Net realized and change in
        unrealized gains (losses) on
        investments........................            4,680,922              783,853
                                             -------------------  -------------------
      Net increase (decrease) in net assets
        resulting from operations..........  $         4,513,221  $           844,987
                                             ===================  ===================

(a) For the period April 29, 2013 to December 31, 2013.


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

            FIRST METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
                OF FIRST METLIFE INVESTORS INSURANCE COMPANY
                   STATEMENTS OF OPERATIONS -- (CONTINUED)
                    FOR THE YEAR ENDED DECEMBER 31, 2013




                                                 MSF NEUBERGER      MSF RUSSELL 2000     MSF T. ROWE PRICE   MSF T. ROWE PRICE
                                                BERMAN GENESIS            INDEX          LARGE CAP GROWTH    SMALL CAP GROWTH
                                                  SUB-ACCOUNT          SUB-ACCOUNT          SUB-ACCOUNT         SUB-ACCOUNT
                                             -------------------  -------------------  -------------------  -------------------
INVESTMENT INCOME:
      Dividends............................  $               763  $            88,786  $               858  $               763
                                             -------------------  -------------------  -------------------  -------------------
EXPENSES:
      Mortality and expense risk
        charges............................              140,051               92,554              140,173                7,873
      Administrative charges...............               24,741               17,451               25,042                1,338
                                             -------------------  -------------------  -------------------  -------------------
        Total expenses.....................              164,792              110,005              165,215                9,211
                                             -------------------  -------------------  -------------------  -------------------
          Net investment income (loss).....            (164,029)             (21,219)            (164,357)              (8,448)
                                             -------------------  -------------------  -------------------  -------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES) ON
   INVESTMENTS:
      Realized gain distributions..........                   --                   --                   --               30,999
      Realized gains (losses) on sale of
        investments........................              265,507              361,918              211,863               61,751
                                             -------------------  -------------------  -------------------  -------------------
          Net realized gains (losses)......              265,507              361,918              211,863               92,750
                                             -------------------  -------------------  -------------------  -------------------
      Change in unrealized gains (losses)
        on investments.....................            3,205,354            1,789,478            3,469,071              102,678
                                             -------------------  -------------------  -------------------  -------------------
      Net realized and change in
        unrealized gains (losses) on
        investments........................            3,470,861            2,151,396            3,680,934              195,428
                                             -------------------  -------------------  -------------------  -------------------
      Net increase (decrease) in net assets
        resulting from operations..........  $         3,306,832  $         2,130,177  $         3,516,577  $           186,980
                                             ===================  ===================  ===================  ===================

                                                                    MSF WESTERN ASSET
                                                  MSF VAN ECK          MANAGEMENT        MSF WESTERN ASSET     OPPENHEIMER VA
                                                GLOBAL NATURAL       STRATEGIC BOND         MANAGEMENT           MAIN STREET
                                                   RESOURCES          OPPORTUNITIES       U.S. GOVERNMENT         SMALL CAP
                                                  SUB-ACCOUNT          SUB-ACCOUNT          SUB-ACCOUNT          SUB-ACCOUNT
                                             -------------------  -------------------  -------------------  -------------------
INVESTMENT INCOME:
      Dividends............................  $            47,130  $             1,633  $           622,834  $            31,413
                                             -------------------  -------------------  -------------------  -------------------
EXPENSES:
      Mortality and expense risk
        charges............................               90,297                  430              400,185               48,573
      Administrative charges...............               16,975                   67               79,941               11,242
                                             -------------------  -------------------  -------------------  -------------------
        Total expenses.....................              107,272                  497              480,126               59,815
                                             -------------------  -------------------  -------------------  -------------------
          Net investment income (loss).....             (60,142)                1,136              142,708             (28,402)
                                             -------------------  -------------------  -------------------  -------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES) ON
   INVESTMENTS:
      Realized gain distributions..........                   --                   --                   --               54,230
      Realized gains (losses) on sale of
        investments........................            (232,507)                   51               13,451              283,753
                                             -------------------  -------------------  -------------------  -------------------
          Net realized gains (losses)......            (232,507)                   51               13,451              337,983
                                             -------------------  -------------------  -------------------  -------------------
      Change in unrealized gains (losses)
        on investments.....................              880,807              (1,353)            (926,237)            1,136,661
                                             -------------------  -------------------  -------------------  -------------------
      Net realized and change in
        unrealized gains (losses) on
        investments........................              648,300              (1,302)            (912,786)            1,474,644
                                             -------------------  -------------------  -------------------  -------------------
      Net increase (decrease) in net assets
        resulting from operations..........  $           588,158  $             (166)  $         (770,078)  $         1,446,242
                                             ===================  ===================  ===================  ===================



                                                  PIMCO VIT            PIMCO VIT
                                                 HIGH YIELD          LOW DURATION
                                                 SUB-ACCOUNT          SUB-ACCOUNT
                                             -------------------  -------------------
INVESTMENT INCOME:
      Dividends............................  $             8,642  $             2,772
                                             -------------------  -------------------
EXPENSES:
      Mortality and expense risk
        charges............................                1,902                2,205
      Administrative charges...............                  393                  439
                                             -------------------  -------------------
        Total expenses.....................                2,295                2,644
                                             -------------------  -------------------
          Net investment income (loss).....                6,347                  128
                                             -------------------  -------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES) ON
   INVESTMENTS:
      Realized gain distributions..........                   --                   --
      Realized gains (losses) on sale of
        investments........................                  959                3,910
                                             -------------------  -------------------
          Net realized gains (losses)......                  959                3,910
                                             -------------------  -------------------
      Change in unrealized gains (losses)
        on investments.....................                (720)              (6,864)
                                             -------------------  -------------------
      Net realized and change in
        unrealized gains (losses) on
        investments........................                  239              (2,954)
                                             -------------------  -------------------
      Net increase (decrease) in net assets
        resulting from operations..........  $             6,586  $           (2,826)
                                             ===================  ===================

(a) For the period April 29, 2013 to December 31, 2013.


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

            FIRST METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
                OF FIRST METLIFE INVESTORS INSURANCE COMPANY
                   STATEMENTS OF OPERATIONS -- (CONTINUED)
                    FOR THE YEAR ENDED DECEMBER 31, 2013


                                                   PIONEER VCT           PIONEER VCT          PIONEER VCT          PIONEER VCT
                                                EMERGING MARKETS        EQUITY INCOME        MID CAP VALUE     REAL ESTATE SHARES
                                                   SUB-ACCOUNT           SUB-ACCOUNT          SUB-ACCOUNT          SUB-ACCOUNT
                                              --------------------  -------------------  -------------------  --------------------
INVESTMENT INCOME:
      Dividends.............................  $                149  $               201  $            15,673  $                199
                                              --------------------  -------------------  -------------------  --------------------
EXPENSES:
      Mortality and expense risk
        charges.............................                   253                  150               24,823                   129
      Administrative charges................                    38                   21                5,195                    22
                                              --------------------  -------------------  -------------------  --------------------
        Total expenses......................                   291                  171               30,018                   151
                                              --------------------  -------------------  -------------------  --------------------
           Net investment income (loss).....                 (142)                   30             (14,345)                    48
                                              --------------------  -------------------  -------------------  --------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES) ON
   INVESTMENTS:
      Realized gain distributions...........                    --                   --                   --                   445
      Realized gains (losses) on sale of
        investments.........................                    76                  369               47,112                 (812)
                                              --------------------  -------------------  -------------------  --------------------
           Net realized gains (losses)......                    76                  369               47,112                 (367)
                                              --------------------  -------------------  -------------------  --------------------
      Change in unrealized gains (losses)
        on investments......................                 (591)                1,725              518,538                   317
                                              --------------------  -------------------  -------------------  --------------------
      Net realized and change in
        unrealized gains (losses) on
        investments.........................                 (515)                2,094              565,650                  (50)
                                              --------------------  -------------------  -------------------  --------------------
      Net increase (decrease) in net assets
        resulting from operations...........  $              (657)  $             2,124  $           551,305  $                (2)
                                              ====================  ===================  ===================  ====================

                                                   PUTNAM VT            PUTNAM VT        RUSSELL AGGRESSIVE
                                                 EQUITY INCOME      MULTI-CAP GROWTH           EQUITY           RUSSELL CORE BOND
                                                  SUB-ACCOUNT          SUB-ACCOUNT           SUB-ACCOUNT           SUB-ACCOUNT
                                              -------------------  -------------------  --------------------  --------------------
INVESTMENT INCOME:
      Dividends.............................  $             1,276  $             1,666  $                 15  $                330
                                              -------------------  -------------------  --------------------  --------------------
EXPENSES:
      Mortality and expense risk
        charges.............................                  669                2,854                    42                   287
      Administrative charges................                  118                  341                     4                    33
                                              -------------------  -------------------  --------------------  --------------------
        Total expenses......................                  787                3,195                    46                   320
                                              -------------------  -------------------  --------------------  --------------------
           Net investment income (loss).....                  489              (1,529)                  (31)                    10
                                              -------------------  -------------------  --------------------  --------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES) ON
   INVESTMENTS:
      Realized gain distributions...........                   --                   --                   276                    68
      Realized gains (losses) on sale of
        investments.........................                1,076                1,577                    11                   (1)
                                              -------------------  -------------------  --------------------  --------------------
           Net realized gains (losses)......                1,076                1,577                   287                    67
                                              -------------------  -------------------  --------------------  --------------------
      Change in unrealized gains (losses)
        on investments......................               15,918               68,462                   842                 (736)
                                              -------------------  -------------------  --------------------  --------------------
      Net realized and change in
        unrealized gains (losses) on
        investments.........................               16,994               70,039                 1,129                 (669)
                                              -------------------  -------------------  --------------------  --------------------
      Net increase (decrease) in net assets
        resulting from operations...........  $            17,483  $            68,510  $              1,098  $              (659)
                                              ===================  ===================  ====================  ====================

                                               RUSSELL GLOBAL REAL   RUSSELL MULTI-STYLE
                                                ESTATE SECURITIES          EQUITY
                                                   SUB-ACCOUNT           SUB-ACCOUNT
                                              --------------------  --------------------
INVESTMENT INCOME:
      Dividends.............................  $               279   $               403
                                              --------------------  --------------------
EXPENSES:
      Mortality and expense risk
        charges.............................                   86                   416
      Administrative charges................                    9                    49
                                              --------------------  --------------------
        Total expenses......................                   95                   465
                                              --------------------  --------------------
           Net investment income (loss).....                  184                  (62)
                                              --------------------  --------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES) ON
   INVESTMENTS:
      Realized gain distributions...........                  273                 1,943
      Realized gains (losses) on sale of
        investments.........................                   14                   107
                                              --------------------  --------------------
           Net realized gains (losses)......                  287                 2,050
                                              --------------------  --------------------
      Change in unrealized gains (losses)
        on investments......................                (318)                 6,954
                                              --------------------  --------------------
      Net realized and change in
        unrealized gains (losses) on
        investments.........................                 (31)                 9,004
                                              --------------------  --------------------
      Net increase (decrease) in net assets
        resulting from operations...........  $               153   $             8,942
                                              ====================  ====================

(a) For the period April 29, 2013 to December 31, 2013.


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

            FIRST METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
                OF FIRST METLIFE INVESTORS INSURANCE COMPANY
                   STATEMENTS OF OPERATIONS -- (CONCLUDED)
                    FOR THE YEAR ENDED DECEMBER 31, 2013


                                                                                          RUSSELL NON-U.S.      UIF U.S. REAL ESTATE
                                                                                             SUB-ACCOUNT             SUB-ACCOUNT
                                                                                       ---------------------   ---------------------
INVESTMENT INCOME:
      Dividends......................................................................  $                 224   $              51,250
                                                                                       ---------------------   ---------------------
EXPENSES:
      Mortality and expense risk
         charges.....................................................................                    139                  55,544
      Administrative charges.........................................................                     15                  11,858
                                                                                       ---------------------   ---------------------
         Total expenses..............................................................                    154                  67,402
                                                                                       ---------------------   ---------------------
           Net investment income (loss)..............................................                     70                (16,152)
                                                                                       ---------------------   ---------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES) ON
   INVESTMENTS:
      Realized gain distributions....................................................                     --                      --
      Realized gains (losses) on sale of
         investments.................................................................                     14                  41,355
                                                                                       ---------------------   ---------------------
           Net realized gains (losses)...............................................                     14                  41,355
                                                                                       ---------------------   ---------------------
      Change in unrealized gains (losses)
         on investments..............................................................                  2,019                (17,261)
                                                                                       ---------------------   ---------------------
      Net realized and change in
         unrealized gains (losses) on
         investments.................................................................                  2,033                  24,094
                                                                                       ---------------------   ---------------------
      Net increase (decrease) in net assets
         resulting from operations...................................................  $               2,103   $               7,942
                                                                                       =====================   =====================

(a) For the period April 29, 2013 to December 31, 2013.


 The accompanying notes are an integral part of these financial statements.

This page is intentionally left blank.

            FIRST METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
                OF FIRST METLIFE INVESTORS INSURANCE COMPANY
                     STATEMENTS OF CHANGES IN NET ASSETS
               FOR THE YEARS ENDED DECEMBER 31, 2013 AND 2012



                                            AMERICAN FUNDS BOND           AMERICAN FUNDS GLOBAL GROWTH
                                                SUB-ACCOUNT                        SUB-ACCOUNT
                                      --------------------------------  --------------------------------
                                           2013             2012              2013            2012
                                      ---------------  ---------------  ---------------  ---------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss).....  $        54,381  $       115,296  $      (68,338)  $     (137,566)
   Net realized gains (losses)......          139,685           41,660          503,610           19,002
   Change in unrealized gains
     (losses) on investments........        (584,139)          186,074        5,477,294        4,115,151
                                      ---------------  ---------------  ---------------  ---------------
     Net increase (decrease)
       in net assets resulting
       from operations..............        (390,073)          343,030        5,912,566        3,996,587
                                      ---------------  ---------------  ---------------  ---------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners...........        1,318,536        1,437,748        1,151,994          834,552
   Net transfers (including fixed
     account).......................          913,465          467,696        (721,136)        (297,119)
   Contract charges.................         (65,126)         (54,444)        (142,078)        (127,671)
   Transfers for contract benefits
     and terminations...............        (700,659)        (546,835)      (1,687,960)      (2,305,851)
                                      ---------------  ---------------  ---------------  ---------------
     Net increase (decrease)
       in net assets resulting
       from contract transactions...        1,466,216        1,304,165      (1,399,180)      (1,896,089)
                                      ---------------  ---------------  ---------------  ---------------
     Net increase (decrease)
       in net assets................        1,076,143        1,647,195        4,513,386        2,100,498
NET ASSETS:
   Beginning of year................        9,792,942        8,145,747       22,306,755       20,206,257
                                      ---------------  ---------------  ---------------  ---------------
   End of year......................  $    10,869,085  $     9,792,942  $    26,820,141  $    22,306,755
                                      ===============  ===============  ===============  ===============

                                               AMERICAN FUNDS
                                         GLOBAL SMALL CAPITALIZATION          AMERICAN FUNDS GROWTH
                                                 SUB-ACCOUNT                       SUB-ACCOUNT
                                      --------------------------------  --------------------------------
                                           2013              2012            2013              2012
                                      ---------------  ---------------  ---------------  ---------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss).....  $      (16,044)  $         5,527  $     (305,648)  $     (340,739)
   Net realized gains (losses)......          126,309           28,364        1,308,691          208,256
   Change in unrealized gains
     (losses) on investments........          991,962          527,970       12,563,383        7,158,807
                                      ---------------  ---------------  ---------------  ---------------
     Net increase (decrease)
       in net assets resulting
       from operations..............        1,102,227          561,861       13,566,426        7,026,324
                                      ---------------  ---------------  ---------------  ---------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners...........          424,191          199,286        2,162,915        3,381,341
   Net transfers (including fixed
     account).......................         (91,498)          296,685      (1,949,358)        (718,376)
   Contract charges.................         (28,256)         (23,159)        (318,199)        (277,904)
   Transfers for contract benefits
     and terminations...............        (334,979)        (256,475)      (3,795,366)      (3,939,841)
                                      ---------------  ---------------  ---------------  ---------------
     Net increase (decrease)
       in net assets resulting
       from contract transactions...         (30,542)          216,337      (3,900,008)      (1,554,780)
                                      ---------------  ---------------  ---------------  ---------------
     Net increase (decrease)
       in net assets................        1,071,685          778,198        9,666,418        5,471,544
NET ASSETS:
   Beginning of year................        4,085,561        3,307,363       49,608,605       44,137,061
                                      ---------------  ---------------  ---------------  ---------------
   End of year......................  $     5,157,246  $     4,085,561  $    59,275,023  $    49,608,605
                                      ===============  ===============  ===============  ===============


                                        AMERICAN FUNDS GROWTH-INCOME         FIDELITY VIP CONTRAFUND
                                                 SUB-ACCOUNT                       SUB-ACCOUNT
                                      --------------------------------  --------------------------------
                                            2013             2012            2013             2012
                                      ---------------  ---------------  ---------------  ---------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss).....  $      (67,638)  $       (3,049)  $     (111,511)  $      (49,920)
   Net realized gains (losses)......          687,927         (19,662)          275,630         (64,082)
   Change in unrealized gains
     (losses) on investments........        6,977,355        3,544,939        4,814,427        2,338,621
                                      ---------------  ---------------  ---------------  ---------------
     Net increase (decrease)
       in net assets resulting
       from operations..............        7,597,644        3,522,228        4,978,546        2,224,619
                                      ---------------  ---------------  ---------------  ---------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners...........        1,803,008          992,267        1,009,439        1,610,550
   Net transfers (including fixed
     account).......................        (956,211)        (631,889)        (346,143)           85,888
   Contract charges.................        (141,653)        (133,076)        (114,487)         (98,159)
   Transfers for contract benefits
     and terminations...............      (2,672,634)      (1,951,082)      (1,731,747)      (1,358,338)
                                      ---------------  ---------------  ---------------  ---------------
     Net increase (decrease)
       in net assets resulting
       from contract transactions...      (1,967,490)      (1,723,780)      (1,182,938)          239,941
                                      ---------------  ---------------  ---------------  ---------------
     Net increase (decrease)
       in net assets................        5,630,154        1,798,448        3,795,608        2,464,560
NET ASSETS:
   Beginning of year................       25,000,716       23,202,268       17,582,368       15,117,808
                                      ---------------  ---------------  ---------------  ---------------
   End of year......................  $    30,630,870  $    25,000,716  $    21,377,976  $    17,582,368
                                      ===============  ===============  ===============  ===============


                                         FIDELITY VIP EQUITY-INCOME
                                                 SUB-ACCOUNT
                                      --------------------------------
                                           2013              2012
                                      ---------------  ---------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss).....  $           714  $         1,006
   Net realized gains (losses)......            5,412            4,056
   Change in unrealized gains
     (losses) on investments........           11,302            4,004
                                      ---------------  ---------------
     Net increase (decrease)
       in net assets resulting
       from operations..............           17,428            9,066
                                      ---------------  ---------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners...........               --               --
   Net transfers (including fixed
     account).......................            (490)            (484)
   Contract charges.................            (471)            (426)
   Transfers for contract benefits
     and terminations...............              (7)               --
                                      ---------------  ---------------
     Net increase (decrease)
       in net assets resulting
       from contract transactions...            (968)            (910)
                                      ---------------  ---------------
     Net increase (decrease)
       in net assets................           16,460            8,156
NET ASSETS:
   Beginning of year................           67,342           59,186
                                      ---------------  ---------------
   End of year......................  $        83,802  $        67,342
                                      ===============  ===============

(a) For the period April 30, 2012 to December 31, 2012.
(b) For the period November 12, 2012 to December 31, 2012.
(c) For the period April 29, 2013 to December 31, 2013.


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

            FIRST METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
                OF FIRST METLIFE INVESTORS INSURANCE COMPANY
             STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
               FOR THE YEARS ENDED DECEMBER 31, 2013 AND 2012



                                            FIDELITY VIP MID CAP        FTVIPT FRANKLIN INCOME SECURITIES
                                                 SUB-ACCOUNT                       SUB-ACCOUNT
                                      --------------------------------  ----------------------------------
                                            2013            2012              2013              2012
                                      ---------------  ---------------  ----------------  ----------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss).....  $     (159,106)  $     (100,486)  $      1,206,573  $      1,098,367
   Net realized gains (losses)......        2,218,373        1,031,676            30,467         (152,154)
   Change in unrealized gains
     (losses) on investments........        2,295,967          299,536         1,574,506         1,366,846
                                      ---------------  ---------------  ----------------  ----------------
     Net increase (decrease)
        in net assets resulting
        from operations.............        4,355,234        1,230,726         2,811,546         2,313,059
                                      ---------------  ---------------  ----------------  ----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners...........        1,733,276        2,197,498         1,915,875         1,518,239
   Net transfers (including fixed
     account).......................        (197,176)          639,043           896,473           619,243
   Contract charges.................         (78,942)         (49,764)         (129,488)         (122,158)
   Transfers for contract benefits
     and terminations...............        (728,539)        (599,419)       (2,524,019)       (3,133,826)
                                      ---------------  ---------------  ----------------  ----------------
     Net increase (decrease)
        in net assets resulting
        from contract transactions..          728,619        2,187,358           158,841       (1,118,502)
                                      ---------------  ---------------  ----------------  ----------------
     Net increase (decrease)
        in net assets...............        5,083,853        3,418,084         2,970,387         1,194,557
NET ASSETS:
   Beginning of year................       12,205,315        8,787,231        22,861,593        21,667,036
                                      ---------------  ---------------  ----------------  ----------------
   End of year......................  $    17,289,168  $    12,205,315  $     25,831,980  $     22,861,593
                                      ===============  ===============  ================  ================

                                               FTVIPT FRANKLIN
                                         SMALL CAP VALUE SECURITIES      FTVIPT MUTUAL SHARES SECURITIES
                                                 SUB-ACCOUNT                       SUB-ACCOUNT
                                      --------------------------------  ---------------------------------
                                           2013             2012              2013             2012
                                      ---------------  ---------------  ---------------  ----------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss).....  $       (1,126)  $      (10,428)  $        24,964  $         22,465
   Net realized gains (losses)......          141,791           10,276           99,752             (272)
   Change in unrealized gains
     (losses) on investments........          818,493          297,268          818,567           394,221
                                      ---------------  ---------------  ---------------  ----------------
     Net increase (decrease)
        in net assets resulting
        from operations.............          959,158          297,116          943,283           416,414
                                      ---------------  ---------------  ---------------  ----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners...........          646,167          806,720          121,402           288,699
   Net transfers (including fixed
     account).......................         (66,246)          114,491           86,288          (58,065)
   Contract charges.................         (17,478)          (8,360)         (17,485)          (12,894)
   Transfers for contract benefits
     and terminations...............        (112,363)         (54,977)        (408,312)         (214,902)
                                      ---------------  ---------------  ---------------  ----------------
     Net increase (decrease)
        in net assets resulting
        from contract transactions..          450,080          857,874        (218,107)             2,838
                                      ---------------  ---------------  ---------------  ----------------
     Net increase (decrease)
        in net assets...............        1,409,238        1,154,990          725,176           419,252
NET ASSETS:
   Beginning of year................        2,449,921        1,294,931        3,691,282         3,272,030
                                      ---------------  ---------------  ---------------  ----------------
   End of year......................  $     3,859,159  $     2,449,921  $     4,416,458  $      3,691,282
                                      ===============  ===============  ===============  ================

                                               FTVIPT TEMPLETON                   FTVIPT TEMPLETON
                                              FOREIGN SECURITIES               GLOBAL BOND SECURITIES
                                                  SUB-ACCOUNT                        SUB-ACCOUNT
                                      ---------------------------------  ----------------------------------
                                            2013             2012              2013              2012
                                      ----------------  ---------------  ----------------  ----------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss).....  $         96,135  $       177,645  $        406,974  $        425,175
   Net realized gains (losses)......            46,221        (329,877)           140,195            24,705
   Change in unrealized gains
     (losses) on investments........         2,666,405        2,275,354         (518,303)           649,444
                                      ----------------  ---------------  ----------------  ----------------
     Net increase (decrease)
        in net assets resulting
        from operations.............         2,808,761        2,123,122            28,866         1,099,324
                                      ----------------  ---------------  ----------------  ----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners...........           127,762          460,292         1,779,812         2,293,003
   Net transfers (including fixed
     account).......................         (507,482)        (159,538)         1,209,556         1,046,087
   Contract charges.................          (91,286)         (89,107)          (82,156)          (50,789)
   Transfers for contract benefits
     and terminations...............       (1,515,265)      (1,279,878)         (523,318)         (503,164)
                                      ----------------  ---------------  ----------------  ----------------
     Net increase (decrease)
        in net assets resulting
        from contract transactions..       (1,986,271)      (1,068,231)         2,383,894         2,785,137
                                      ----------------  ---------------  ----------------  ----------------
     Net increase (decrease)
        in net assets...............           822,490        1,054,891         2,412,760         3,884,461
NET ASSETS:
   Beginning of year................        14,479,882       13,424,991        10,553,746         6,669,285
                                      ----------------  ---------------  ----------------  ----------------
   End of year......................  $     15,302,372  $    14,479,882  $     12,966,506  $     10,553,746
                                      ================  ===============  ================  ================


                                         INVESCO V.I. AMERICAN VALUE
                                                 SUB-ACCOUNT
                                      ---------------------------------
                                            2013             2012
                                      ---------------  ----------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss).....  $      (14,964)  $        (8,842)
   Net realized gains (losses)......           81,745            25,666
   Change in unrealized gains
     (losses) on investments........          473,160           155,527
                                      ---------------  ----------------
     Net increase (decrease)
        in net assets resulting
        from operations.............          539,941           172,351
                                      ---------------  ----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners...........          398,557           238,100
   Net transfers (including fixed
     account).......................          266,384            11,033
   Contract charges.................         (10,500)           (5,422)
   Transfers for contract benefits
     and terminations...............        (163,213)          (53,597)
                                      ---------------  ----------------
     Net increase (decrease)
        in net assets resulting
        from contract transactions..          491,228           190,114
                                      ---------------  ----------------
     Net increase (decrease)
        in net assets...............        1,031,169           362,465
NET ASSETS:
   Beginning of year................        1,422,962         1,060,497
                                      ---------------  ----------------
   End of year......................  $     2,454,131  $      1,422,962
                                      ===============  ================

(a) For the period April 30, 2012 to December 31, 2012.
(b) For the period November 12, 2012 to December 31, 2012.
(c) For the period April 29, 2013 to December 31, 2013.


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

            FIRST METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
                OF FIRST METLIFE INVESTORS INSURANCE COMPANY
             STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
               FOR THE YEARS ENDED DECEMBER 31, 2013 AND 2012



                                       INVESCO V.I. EQUITY AND INCOME     INVESCO V.I. GLOBAL REAL ESTATE
                                                 SUB-ACCOUNT                        SUB-ACCOUNT
                                      ---------------------------------  --------------------------------
                                            2013              2012            2013             2012
                                      ----------------  ---------------  ---------------  ---------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss).....  $         25,230  $        60,731  $        33,683  $       (8,239)
   Net realized gains (losses)......           393,975           80,964           21,503           11,086
   Change in unrealized gains
     (losses) on investments........         3,153,204        1,269,129         (47,782)          202,397
                                      ----------------  ---------------  ---------------  ---------------
     Net increase (decrease)
        in net assets resulting
        from operations.............         3,572,409        1,410,824            7,404          205,244
                                      ----------------  ---------------  ---------------  ---------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners...........         2,280,058        1,945,753          214,819          291,561
   Net transfers (including fixed
     account).......................         (104,730)           80,285           76,947           59,827
   Contract charges.................          (77,773)         (58,591)          (7,420)          (5,285)
   Transfers for contract benefits
     and terminations...............       (1,657,138)      (1,168,144)         (76,522)         (54,761)
                                      ----------------  ---------------  ---------------  ---------------
     Net increase (decrease)
        in net assets resulting
        from contract transactions..           440,417          799,303          207,824          291,342
                                      ----------------  ---------------  ---------------  ---------------
     Net increase (decrease)
        in net assets...............         4,012,826        2,210,127          215,228          496,586
NET ASSETS:
   Beginning of year................        14,999,530       12,789,403        1,151,349          654,763
                                      ----------------  ---------------  ---------------  ---------------
   End of year......................  $     19,012,356  $    14,999,530  $     1,366,577  $     1,151,349
                                      ================  ===============  ===============  ===============


                                       INVESCO V.I. GROWTH AND INCOME   INVESCO V.I. INTERNATIONAL GROWTH
                                                 SUB-ACCOUNT                       SUB-ACCOUNT
                                      --------------------------------  ---------------------------------
                                           2013             2012              2013             2012
                                      ---------------  ---------------  ---------------   ---------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss).....  $       (2,384)  $         1,033  $      (24,862)   $         4,701
   Net realized gains (losses)......          447,805           60,436           88,385            19,590
   Change in unrealized gains
     (losses) on investments........        3,347,006        1,154,401        1,651,460           986,760
                                      ---------------  ---------------  ---------------   ---------------
     Net increase (decrease)
        in net assets resulting
        from operations.............        3,792,427        1,215,870        1,714,983         1,011,051
                                      ---------------  ---------------  ---------------   ---------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners...........        1,490,926        1,893,214        1,157,904         1,907,958
   Net transfers (including fixed
     account).......................         (28,358)          136,023          240,870           476,529
   Contract charges.................         (76,184)         (51,374)         (64,775)          (43,937)
   Transfers for contract benefits
     and terminations...............      (1,003,552)        (521,587)        (500,376)         (341,080)
                                      ---------------  ---------------  ---------------   ---------------
     Net increase (decrease)
        in net assets resulting
        from contract transactions..          382,832        1,456,276          833,623         1,999,470
                                      ---------------  ---------------  ---------------   ---------------
     Net increase (decrease)
        in net assets...............        4,175,259        2,672,146        2,548,606         3,010,521
NET ASSETS:
   Beginning of year................       11,639,920        8,967,774        9,352,656         6,342,135
                                      ---------------  ---------------  ---------------   ---------------
   End of year......................  $    15,815,179  $    11,639,920  $    11,901,262   $     9,352,656
                                      ===============  ===============  ===============   ===============

                                              LMPVET CLEARBRIDGE                  LMPVET CLEARBRIDGE
                                          VARIABLE AGGRESSIVE GROWTH            VARIABLE ALL CAP VALUE
                                                  SUB-ACCOUNT                         SUB-ACCOUNT
                                      ----------------------------------  ---------------------------------
                                            2013              2012              2013             2012
                                      ----------------  ----------------  ---------------   ---------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss).....  $      (201,379)  $      (138,822)  $       (7,580)   $        15,693
   Net realized gains (losses)......         1,622,656           827,108          658,910             2,891
   Change in unrealized gains
     (losses) on investments........         4,587,062         1,166,530        1,198,946           847,446
                                      ----------------  ----------------  ---------------   ---------------
     Net increase (decrease)
        in net assets resulting
        from operations.............         6,008,339         1,854,816        1,850,276           866,030
                                      ----------------  ----------------  ---------------   ---------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners...........         1,382,394         1,068,495          250,885           503,170
   Net transfers (including fixed
     account).......................           417,354         (999,211)        (280,883)       (1,176,783)
   Contract charges.................          (63,441)          (48,696)         (23,571)          (25,382)
   Transfers for contract benefits
     and terminations...............       (1,432,095)         (726,443)        (567,158)         (603,226)
                                      ----------------  ----------------  ---------------   ---------------
     Net increase (decrease)
        in net assets resulting
        from contract transactions..           304,212         (705,855)        (620,727)       (1,302,221)
                                      ----------------  ----------------  ---------------   ---------------
     Net increase (decrease)
        in net assets...............         6,312,551         1,148,961        1,229,549         (436,191)
NET ASSETS:
   Beginning of year................        12,280,790        11,131,829        6,367,850         6,804,041
                                      ----------------  ----------------  ---------------   ---------------
   End of year......................  $     18,593,341  $     12,280,790  $     7,597,399   $     6,367,850
                                      ================  ================  ===============   ===============

                                              LMPVET CLEARBRIDGE
                                             VARIABLE APPRECIATION
                                                  SUB-ACCOUNT
                                      ----------------------------------
                                            2013              2012
                                      ----------------  ----------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss).....  $       (21,969)  $         48,768
   Net realized gains (losses)......         1,096,755           177,392
   Change in unrealized gains
     (losses) on investments........         4,475,175         1,879,711
                                      ----------------  ----------------
     Net increase (decrease)
        in net assets resulting
        from operations.............         5,549,961         2,105,871
                                      ----------------  ----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners...........         2,123,269         3,416,288
   Net transfers (including fixed
     account).......................         1,864,010         (957,801)
   Contract charges.................         (119,543)          (80,853)
   Transfers for contract benefits
     and terminations...............       (1,320,241)       (1,044,249)
                                      ----------------  ----------------
     Net increase (decrease)
        in net assets resulting
        from contract transactions..         2,547,495         1,333,385
                                      ----------------  ----------------
     Net increase (decrease)
        in net assets...............         8,097,456         3,439,256
NET ASSETS:
   Beginning of year................        17,679,178        14,239,922
                                      ----------------  ----------------
   End of year......................  $     25,776,634  $     17,679,178
                                      ================  ================

(a) For the period April 30, 2012 to December 31, 2012.
(b) For the period November 12, 2012 to December 31, 2012.
(c) For the period April 29, 2013 to December 31, 2013.


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

            FIRST METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
                OF FIRST METLIFE INVESTORS INSURANCE COMPANY
             STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
               FOR THE YEARS ENDED DECEMBER 31, 2013 AND 2012


                                             LMPVET CLEARBRIDGE               LMPVET CLEARBRIDGE
                                           VARIABLE EQUITY INCOME          VARIABLE LARGE CAP GROWTH
                                                 SUB-ACCOUNT                      SUB-ACCOUNT
                                      --------------------------------  -------------------------------
                                            2013             2012            2013            2012
                                      ---------------  ---------------  --------------  ---------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss).....  $        24,308  $       141,410  $      (3,889)  $       (2,869)
   Net realized gains (losses)......          163,518         (35,006)          52,915           22,305
   Change in unrealized gains
     (losses) on investments........        2,828,238        1,140,598          46,297           27,596
                                      ---------------  ---------------  --------------  ---------------
     Net increase (decrease)
       in net assets resulting
       from operations..............        3,016,064        1,247,002          95,323           47,032
                                      ---------------  ---------------  --------------  ---------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners...........        1,461,071        1,582,249              --               50
   Net transfers (including fixed
     account).......................        1,924,659        (497,111)        (18,904)          (7,850)
   Contract charges.................         (77,245)         (55,659)           (459)            (439)
   Transfers for contract benefits
     and terminations...............      (1,269,074)      (1,585,915)        (49,101)         (23,737)
                                      ---------------  ---------------  --------------  ---------------
     Net increase (decrease)
       in net assets resulting
       from contract transactions...        2,039,411        (556,436)        (68,464)         (31,976)
                                      ---------------  ---------------  --------------  ---------------
     Net increase (decrease)
       in net assets................        5,055,475          690,566          26,859           15,056
NET ASSETS:
   Beginning of year................       10,934,469       10,243,903         284,698          269,642
                                      ---------------  ---------------  --------------  ---------------
   End of year......................  $    15,989,944  $    10,934,469  $      311,557  $       284,698
                                      ===============  ===============  ==============  ===============

                                            LMPVET CLEARBRIDGE                 LMPVET CLEARBRIDGE
                                         VARIABLE LARGE CAP VALUE           VARIABLE SMALL CAP GROWTH
                                                SUB-ACCOUNT                        SUB-ACCOUNT
                                      --------------------------------  -------------------------------
                                           2013              2012            2013             2012
                                      ---------------  ---------------  --------------   --------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss).....  $         (324)  $         1,429  $     (66,854)   $     (35,277)
   Net realized gains (losses)......           28,000           16,560         603,210          311,383
   Change in unrealized gains
     (losses) on investments........           64,267           46,800       1,231,852          205,657
                                      ---------------  ---------------  --------------   --------------
     Net increase (decrease)
       in net assets resulting
       from operations..............           91,943           64,789       1,768,208          481,763
                                      ---------------  ---------------  --------------   --------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners...........               --           32,101         776,960          530,539
   Net transfers (including fixed
     account).......................         (44,432)           90,246         495,964        (385,803)
   Contract charges.................          (1,143)          (1,064)        (27,139)         (16,566)
   Transfers for contract benefits
     and terminations...............         (10,212)        (832,931)       (461,717)        (153,077)
                                      ---------------  ---------------  --------------   --------------
     Net increase (decrease)
       in net assets resulting
       from contract transactions...         (55,787)        (711,648)         784,068         (24,907)
                                      ---------------  ---------------  --------------   --------------
     Net increase (decrease)
       in net assets................           36,156        (646,859)       2,552,276          456,856
NET ASSETS:
   Beginning of year................          337,404          984,263       3,081,054        2,624,198
                                      ---------------  ---------------  --------------   --------------
   End of year......................  $       373,560  $       337,404  $    5,633,330   $    3,081,054
                                      ===============  ===============  ==============   ==============

                                          LMPVET INVESTMENT COUNSEL        LMPVET VARIABLE LIFESTYLE
                                          VARIABLE SOCIAL AWARENESS             ALLOCATION 50%
                                                 SUB-ACCOUNT                      SUB-ACCOUNT
                                      -------------------------------  -------------------------------
                                           2013             2012            2013             2012
                                      --------------   --------------  --------------   --------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss).....  $           39   $          (1)  $       22,027   $       36,101
   Net realized gains (losses)......              63               44          52,007           35,630
   Change in unrealized gains
     (losses) on investments........           2,018              868         307,580          195,873
                                      --------------   --------------  --------------   --------------
     Net increase (decrease)
       in net assets resulting
       from operations..............           2,120              911         381,614          267,604
                                      --------------   --------------  --------------   --------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners...........              --               --         325,789          583,492
   Net transfers (including fixed
     account).......................          15,796               --         146,406           98,214
   Contract charges.................            (38)             (39)        (15,016)          (9,515)
   Transfers for contract benefits
     and terminations...............             (8)              (4)       (306,820)        (427,691)
                                      --------------   --------------  --------------   --------------
     Net increase (decrease)
       in net assets resulting
       from contract transactions...          15,750             (43)         150,359          244,500
                                      --------------   --------------  --------------   --------------
     Net increase (decrease)
       in net assets................          17,870              868         531,973          512,104
NET ASSETS:
   Beginning of year................          10,959           10,091       2,681,490        2,169,386
                                      --------------   --------------  --------------   --------------
   End of year......................  $       28,829   $       10,959  $    3,213,463   $    2,681,490
                                      ==============   ==============  ==============   ==============

                                         LMPVET VARIABLE LIFESTYLE
                                              ALLOCATION 70%
                                                SUB-ACCOUNT
                                      -------------------------------
                                           2013             2012
                                      --------------   --------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss).....  $        (171)   $        1,426
   Net realized gains (losses)......          14,506            2,005
   Change in unrealized gains
     (losses) on investments........           6,815           21,587
                                      --------------   --------------
     Net increase (decrease)
       in net assets resulting
       from operations..............          21,150           25,018
                                      --------------   --------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners...........             240              240
   Net transfers (including fixed
     account).......................           9,069            2,600
   Contract charges.................            (69)             (71)
   Transfers for contract benefits
     and terminations...............       (128,775)         (29,529)
                                      --------------   --------------
     Net increase (decrease)
       in net assets resulting
       from contract transactions...       (119,535)         (26,760)
                                      --------------   --------------
     Net increase (decrease)
       in net assets................        (98,385)          (1,742)
NET ASSETS:
   Beginning of year................         197,798          199,540
                                      --------------   --------------
   End of year......................  $       99,413   $      197,798
                                      ==============   ==============

(a) For the period April 30, 2012 to December 31, 2012.
(b) For the period November 12, 2012 to December 31, 2012.
(c) For the period April 29, 2013 to December 31, 2013.


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

            FIRST METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
                OF FIRST METLIFE INVESTORS INSURANCE COMPANY
             STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
               FOR THE YEARS ENDED DECEMBER 31, 2013 AND 2012


                                         LMPVET VARIABLE LIFESTYLE        LMPVIT WESTERN ASSET VARIABLE
                                              ALLOCATION 85%                 GLOBAL HIGH YIELD BOND
                                                SUB-ACCOUNT                        SUB-ACCOUNT
                                      --------------------------------  --------------------------------
                                           2013              2012             2013            2012
                                      ---------------  ---------------  ---------------  ---------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss).....  $         2,413  $         3,507  $       447,698  $       496,152
   Net realized gains (losses)......           41,152           25,609           39,463         (15,107)
   Change in unrealized gains
     (losses) on investments........          243,518          106,431         (43,347)          702,958
                                      ---------------  ---------------  ---------------  ---------------
     Net increase (decrease)
       in net assets resulting
       from operations..............          287,083          135,547          443,814        1,184,003
                                      ---------------  ---------------  ---------------  ---------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners...........           55,904           76,654          559,395        1,136,160
   Net transfers (including fixed
     account).......................           17,965          (5,694)        1,118,095          578,088
   Contract charges.................          (3,027)          (1,669)         (54,480)         (35,680)
   Transfers for contract benefits
     and terminations...............         (76,961)         (21,189)        (639,044)        (866,590)
                                      ---------------  ---------------  ---------------  ---------------
     Net increase (decrease)
       in net assets resulting
       from contract transactions...          (6,119)           48,102          983,966          811,978
                                      ---------------  ---------------  ---------------  ---------------
     Net increase (decrease)
       in net assets................          280,964          183,649        1,427,780        1,995,981
NET ASSETS:
   Beginning of year................        1,126,329          942,680        8,566,062        6,570,081
                                      ---------------  ---------------  ---------------  ---------------
   End of year......................  $     1,407,293  $     1,126,329  $     9,993,842  $     8,566,062
                                      ===============  ===============  ===============  ===============

                                           MIST ALLIANCEBERNSTEIN               MIST AMERICAN FUNDS
                                          GLOBAL DYNAMIC ALLOCATION             BALANCED ALLOCATION
                                                 SUB-ACCOUNT                        SUB-ACCOUNT
                                      --------------------------------  ---------------------------------
                                            2013            2012              2013             2012
                                      ---------------  ---------------  ---------------   ---------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss).....  $     (337,141)  $   (1,497,221)  $     (479,094)   $       158,893
   Net realized gains (losses)......        3,578,457           52,569       15,353,761         3,592,310
   Change in unrealized gains
     (losses) on investments........        9,908,069        9,553,274       17,129,564        16,830,421
                                      ---------------  ---------------  ---------------   ---------------
     Net increase (decrease)
       in net assets resulting
       from operations..............       13,149,385        8,108,622       32,004,231        20,581,624
                                      ---------------  ---------------  ---------------   ---------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners...........       14,791,239       36,099,162        4,226,613         7,613,101
   Net transfers (including fixed
     account).......................        7,110,164       17,918,827        2,719,594         (796,321)
   Contract charges.................      (1,441,866)        (875,837)      (1,759,485)       (1,705,202)
   Transfers for contract benefits
     and terminations...............      (3,178,764)      (2,170,510)      (7,880,805)       (6,644,020)
                                      ---------------  ---------------  ---------------   ---------------
     Net increase (decrease)
       in net assets resulting
       from contract transactions...       17,280,773       50,971,642      (2,694,083)       (1,532,442)
                                      ---------------  ---------------  ---------------   ---------------
     Net increase (decrease)
       in net assets................       30,430,158       59,080,264       29,310,148        19,049,182
NET ASSETS:
   Beginning of year................      128,973,752       69,893,488      193,597,105       174,547,923
                                      ---------------  ---------------  ---------------   ---------------
   End of year......................  $   159,403,910  $   128,973,752  $   222,907,253   $   193,597,105
                                      ===============  ===============  ===============   ===============

                                             MIST AMERICAN FUNDS
                                              GROWTH ALLOCATION            MIST AMERICAN FUNDS GROWTH
                                                 SUB-ACCOUNT                       SUB-ACCOUNT
                                      --------------------------------  ---------------------------------
                                           2013             2012              2013             2012
                                      ---------------  ---------------  ---------------  ----------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss).....  $     (603,795)  $     (377,200)  $     (604,597)  $      (572,631)
   Net realized gains (losses)......        8,839,264        1,998,879        4,625,677         1,010,706
   Change in unrealized gains
     (losses) on investments........       12,174,721        9,988,131        8,429,410         5,733,204
                                      ---------------  ---------------  ---------------  ----------------
     Net increase (decrease)
       in net assets resulting
       from operations..............       20,410,190       11,609,810       12,450,490         6,171,279
                                      ---------------  ---------------  ---------------  ----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners...........        1,508,528        4,972,565        1,015,659         3,347,112
   Net transfers (including fixed
     account).......................          601,610      (1,542,006)      (2,541,330)           719,316
   Contract charges.................        (745,965)        (733,829)        (398,339)         (350,043)
   Transfers for contract benefits
     and terminations...............      (5,637,882)      (4,552,048)      (2,258,279)       (2,283,864)
                                      ---------------  ---------------  ---------------  ----------------
     Net increase (decrease)
       in net assets resulting
       from contract transactions...      (4,273,709)      (1,855,318)      (4,182,289)         1,432,521
                                      ---------------  ---------------  ---------------  ----------------
     Net increase (decrease)
       in net assets................       16,136,481        9,754,492        8,268,201         7,603,800
NET ASSETS:
   Beginning of year................       90,592,933       80,838,441       46,467,491        38,863,691
                                      ---------------  ---------------  ---------------  ----------------
   End of year......................  $   106,729,414  $    90,592,933  $    54,735,692  $     46,467,491
                                      ===============  ===============  ===============  ================

                                             MIST AMERICAN FUNDS
                                             MODERATE ALLOCATION
                                                 SUB-ACCOUNT
                                      --------------------------------
                                           2013              2012
                                      ---------------  ---------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss).....  $        47,743  $       492,639
   Net realized gains (losses)......        8,275,082        2,286,475
   Change in unrealized gains
     (losses) on investments........        4,897,629        7,050,592
                                      ---------------  ---------------
     Net increase (decrease)
       in net assets resulting
       from operations..............       13,220,454        9,829,706
                                      ---------------  ---------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners...........        1,801,685        2,729,141
   Net transfers (including fixed
     account).......................      (2,669,040)         (36,498)
   Contract charges.................      (1,051,382)      (1,042,729)
   Transfers for contract benefits
     and terminations...............      (6,173,528)      (4,256,263)
                                      ---------------  ---------------
     Net increase (decrease)
       in net assets resulting
       from contract transactions...      (8,092,265)      (2,606,349)
                                      ---------------  ---------------
     Net increase (decrease)
       in net assets................        5,128,189        7,223,357
NET ASSETS:
   Beginning of year................      116,103,320      108,879,963
                                      ---------------  ---------------
   End of year......................  $   121,231,509  $   116,103,320
                                      ===============  ===============

(a) For the period April 30, 2012 to December 31, 2012.
(b) For the period November 12, 2012 to December 31, 2012.
(c) For the period April 29, 2013 to December 31, 2013.


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

            FIRST METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
                OF FIRST METLIFE INVESTORS INSURANCE COMPANY
             STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
               FOR THE YEARS ENDED DECEMBER 31, 2013 AND 2012


                                           MIST AQR GLOBAL RISK               MIST BLACKROCK GLOBAL
                                                 BALANCED                      TACTICAL STRATEGIES
                                                SUB-ACCOUNT                        SUB-ACCOUNT
                                      --------------------------------  --------------------------------
                                           2013             2012              2013            2012
                                      ---------------  ---------------  ---------------  ---------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss).....  $     1,013,961  $   (1,485,419)  $     (435,359)  $   (3,051,478)
   Net realized gains (losses)......        6,593,903          711,063        6,700,137          125,631
   Change in unrealized gains
     (losses) on investments........     (17,408,858)       12,311,829       16,978,711       16,886,749
                                      ---------------  ---------------  ---------------  ---------------
     Net increase (decrease)
       in net assets resulting
       from operations..............      (9,800,994)       11,537,473       23,243,489       13,960,902
                                      ---------------  ---------------  ---------------  ---------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners...........       17,620,486       54,006,280       28,517,793       69,979,351
   Net transfers (including fixed
     account).......................      (6,896,181)       31,031,968        6,072,128       38,255,183
   Contract charges.................      (1,781,107)      (1,133,137)      (2,690,996)      (1,646,056)
   Transfers for contract benefits
     and terminations...............      (4,293,886)      (2,703,004)      (5,847,360)      (3,342,150)
                                      ---------------  ---------------  ---------------  ---------------
     Net increase (decrease)
       in net assets resulting
       from contract transactions...        4,649,312       81,202,107       26,051,565      103,246,328
                                      ---------------  ---------------  ---------------  ---------------
     Net increase (decrease)
       in net assets................      (5,151,682)       92,739,580       49,295,054      117,207,230
NET ASSETS:
   Beginning of year................      179,053,046       86,313,466      249,277,686      132,070,456
                                      ---------------  ---------------  ---------------  ---------------
   End of year......................  $   173,901,364  $   179,053,046  $   298,572,740  $   249,277,686
                                      ===============  ===============  ===============  ===============


                                          MIST BLACKROCK HIGH YIELD        MIST BLACKROCK LARGE CAP CORE
                                                 SUB-ACCOUNT                        SUB-ACCOUNT
                                      ---------------------------------  --------------------------------
                                            2013             2012              2013             2012
                                      ---------------  ----------------  ---------------  ---------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss).....  $       991,629  $      1,122,164  $       (6,820)  $       (9,230)
   Net realized gains (losses)......          999,977           471,248           71,497           44,869
   Change in unrealized gains
     (losses) on investments........        (514,815)         1,158,609          402,950          124,225
                                      ---------------  ----------------  ---------------  ---------------
     Net increase (decrease)
       in net assets resulting
       from operations..............        1,476,791         2,752,021          467,627          159,864
                                      ---------------  ----------------  ---------------  ---------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners...........          625,795           918,793           69,536          186,195
   Net transfers (including fixed
     account).......................      (1,818,805)         1,051,455         (10,935)        (135,792)
   Contract charges.................        (148,662)         (150,769)         (15,503)         (11,880)
   Transfers for contract benefits
     and terminations...............      (1,448,704)       (1,122,512)         (85,559)         (85,478)
                                      ---------------  ----------------  ---------------  ---------------
     Net increase (decrease)
       in net assets resulting
       from contract transactions...      (2,790,376)           696,967         (42,461)         (46,955)
                                      ---------------  ----------------  ---------------  ---------------
     Net increase (decrease)
       in net assets................      (1,313,585)         3,448,988          425,166          112,909
NET ASSETS:
   Beginning of year................       21,489,904        18,040,916        1,449,087        1,336,178
                                      ---------------  ----------------  ---------------  ---------------
   End of year......................  $    20,176,319  $     21,489,904  $     1,874,253  $     1,449,087
                                      ===============  ================  ===============  ===============

                                                                           MIST CLEARBRIDGE AGGRESSIVE
                                       MIST CLARION GLOBAL REAL ESTATE              GROWTH II
                                                 SUB-ACCOUNT                       SUB-ACCOUNT
                                      --------------------------------  --------------------------------
                                           2013             2012             2013              2012
                                      ---------------  ---------------  ---------------  ---------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss).....  $     1,109,217  $        78,236  $     (115,238)  $     (131,633)
   Net realized gains (losses)......          (8,336)        (218,513)          479,123          182,398
   Change in unrealized gains
     (losses) on investments........        (711,662)        4,266,195        2,301,137        1,562,491
                                      ---------------  ---------------  ---------------  ---------------
     Net increase (decrease)
       in net assets resulting
       from operations..............          389,219        4,125,918        2,665,022        1,613,256
                                      ---------------  ---------------  ---------------  ---------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners...........          337,844        1,768,896           88,509        1,390,044
   Net transfers (including fixed
     account).......................        1,663,597        (532,845)        (194,906)          534,225
   Contract charges.................        (130,789)        (125,395)         (67,785)         (61,432)
   Transfers for contract benefits
     and terminations...............      (1,037,456)        (906,951)        (548,650)        (408,411)
                                      ---------------  ---------------  ---------------  ---------------
     Net increase (decrease)
       in net assets resulting
       from contract transactions...          833,196          203,705        (722,832)        1,454,426
                                      ---------------  ---------------  ---------------  ---------------
     Net increase (decrease)
       in net assets................        1,222,415        4,329,623        1,942,190        3,067,682
NET ASSETS:
   Beginning of year................       21,282,014       16,952,391       10,367,166        7,299,484
                                      ---------------  ---------------  ---------------  ---------------
   End of year......................  $    22,504,429  $    21,282,014  $    12,309,356  $    10,367,166
                                      ===============  ===============  ===============  ===============

                                         MIST CLEARBRIDGE AGGRESSIVE
                                                   GROWTH
                                                 SUB-ACCOUNT
                                      ---------------------------------
                                            2013             2012
                                      ---------------   ---------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss).....  $     (473,722)   $     (397,438)
   Net realized gains (losses)......        1,386,326           367,804
   Change in unrealized gains
     (losses) on investments........       10,692,068         3,638,879
                                      ---------------   ---------------
     Net increase (decrease)
       in net assets resulting
       from operations..............       11,604,672         3,609,245
                                      ---------------   ---------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners...........          507,570           665,698
   Net transfers (including fixed
     account).......................        3,621,815         1,459,477
   Contract charges.................        (224,935)         (163,018)
   Transfers for contract benefits
     and terminations...............      (2,159,492)       (1,120,389)
                                      ---------------   ---------------
     Net increase (decrease)
       in net assets resulting
       from contract transactions...        1,744,958           841,768
                                      ---------------   ---------------
     Net increase (decrease)
       in net assets................       13,349,630         4,451,013
NET ASSETS:
   Beginning of year................       26,801,051        22,350,038
                                      ---------------   ---------------
   End of year......................  $    40,150,681   $    26,801,051
                                      ===============   ===============

(a) For the period April 30, 2012 to December 31, 2012.
(b) For the period November 12, 2012 to December 31, 2012.
(c) For the period April 29, 2013 to December 31, 2013.


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

            FIRST METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
                OF FIRST METLIFE INVESTORS INSURANCE COMPANY
             STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
               FOR THE YEARS ENDED DECEMBER 31, 2013 AND 2012


                                             MIST GOLDMAN SACHS                MIST HARRIS OAKMARK
                                                MID CAP VALUE                     INTERNATIONAL
                                                 SUB-ACCOUNT                       SUB-ACCOUNT
                                      --------------------------------  --------------------------------
                                            2013            2012             2013              2012
                                      ---------------  ---------------  ---------------  ---------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss).....  $     (173,013)  $     (199,857)  $       481,933  $      (22,722)
   Net realized gains (losses)......        1,291,682           52,702        1,513,359        (400,368)
   Change in unrealized gains
     (losses) on investments........        4,777,747        2,959,013       12,641,143       12,429,922
                                      ---------------  ---------------  ---------------  ---------------
     Net increase (decrease)
       in net assets resulting
       from operations..............        5,896,416        2,811,858       14,636,435       12,006,832
                                      ---------------  ---------------  ---------------  ---------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners...........          464,203          606,250        1,200,517        1,692,881
   Net transfers (including fixed
     account).......................          973,920        (637,350)        2,702,316      (4,346,488)
   Contract charges.................        (139,717)        (127,258)        (395,459)        (346,682)
   Transfers for contract benefits
     and terminations...............      (1,116,631)        (797,862)      (3,461,755)      (2,310,915)
                                      ---------------  ---------------  ---------------  ---------------
     Net increase (decrease)
       in net assets resulting
       from contract transactions...          181,775        (956,220)           45,619      (5,311,204)
                                      ---------------  ---------------  ---------------  ---------------
     Net increase (decrease)
       in net assets................        6,078,191        1,855,638       14,682,054        6,695,628
NET ASSETS:
   Beginning of year................       19,494,584       17,638,946       52,598,714       45,903,086
                                      ---------------  ---------------  ---------------  ---------------
   End of year......................  $    25,572,775  $    19,494,584  $    67,280,768  $    52,598,714
                                      ===============  ===============  ===============  ===============

                                         MIST INVESCO BALANCED-RISK
                                                 ALLOCATION                   MIST INVESCO COMSTOCK
                                                 SUB-ACCOUNT                       SUB-ACCOUNT
                                      --------------------------------  --------------------------------
                                            2013          2012 (a)            2013             2012
                                      ---------------  ---------------  ---------------  ---------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss).....  $     (486,304)  $      (36,359)  $     (123,805)  $      (52,152)
   Net realized gains (losses)......          387,231          282,939          845,608          192,241
   Change in unrealized gains
     (losses) on investments........          171,219          205,101        6,061,695        2,929,045
                                      ---------------  ---------------  ---------------  ---------------
     Net increase (decrease)
       in net assets resulting
       from operations..............           72,146          451,681        6,783,498        3,069,134
                                      ---------------  ---------------  ---------------  ---------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners...........       10,946,780       12,013,962          532,334          786,785
   Net transfers (including fixed
     account).......................        2,861,960       11,953,383          941,637        (640,964)
   Contract charges.................        (267,843)         (14,428)        (140,440)        (123,828)
   Transfers for contract benefits
     and terminations...............        (668,586)         (86,084)      (1,732,755)        (957,850)
                                      ---------------  ---------------  ---------------  ---------------
     Net increase (decrease)
       in net assets resulting
       from contract transactions...       12,872,311       23,866,833        (399,224)        (935,857)
                                      ---------------  ---------------  ---------------  ---------------
     Net increase (decrease)
       in net assets................       12,944,457       24,318,514        6,384,274        2,133,277
NET ASSETS:
   Beginning of year................       24,318,514               --       20,936,779       18,803,502
                                      ---------------  ---------------  ---------------  ---------------
   End of year......................  $    37,262,971  $    24,318,514  $    27,321,053  $    20,936,779
                                      ===============  ===============  ===============  ===============

                                                                             MIST INVESCO SMALL CAP
                                         MIST INVESCO MID CAP VALUE                  GROWTH
                                                 SUB-ACCOUNT                       SUB-ACCOUNT
                                      --------------------------------  --------------------------------
                                            2013             2012            2013             2012
                                      ---------------  ---------------  --------------   ---------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss).....  $     (153,101)  $     (192,946)  $    (360,033)   $     (353,955)
   Net realized gains (losses)......          824,195          191,162       3,001,599         1,727,665
   Change in unrealized gains
     (losses) on investments........        3,913,006        2,047,144       5,523,945         1,792,889
                                      ---------------  ---------------  --------------   ---------------
     Net increase (decrease)
       in net assets resulting
       from operations..............        4,584,100        2,045,360       8,165,511         3,166,599
                                      ---------------  ---------------  --------------   ---------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners...........          435,796          494,329         452,245         1,102,502
   Net transfers (including fixed
     account).......................      (1,498,550)        (294,848)     (2,317,467)           632,518
   Contract charges.................        (144,412)        (133,507)       (159,363)         (138,329)
   Transfers for contract benefits
     and terminations...............      (1,064,997)        (854,998)     (1,436,252)       (1,065,446)
                                      ---------------  ---------------  --------------   ---------------
     Net increase (decrease)
       in net assets resulting
       from contract transactions...      (2,272,163)        (789,024)     (3,460,837)           531,245
                                      ---------------  ---------------  --------------   ---------------
     Net increase (decrease)
       in net assets................        2,311,937        1,256,336       4,704,674         3,697,844
NET ASSETS:
   Beginning of year................       17,120,178       15,863,842      22,869,587        19,171,743
                                      ---------------  ---------------  --------------   ---------------
   End of year......................  $    19,432,115  $    17,120,178  $   27,574,261   $    22,869,587
                                      ===============  ===============  ==============   ===============


                                           MIST JPMORGAN CORE BOND
                                                 SUB-ACCOUNT
                                      --------------------------------
                                           2013             2012
                                      ---------------  ---------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss).....  $     (383,461)  $       224,868
   Net realized gains (losses)......        1,615,398          437,507
   Change in unrealized gains
     (losses) on investments........      (2,563,993)          194,946
                                      ---------------  ---------------
     Net increase (decrease)
       in net assets resulting
       from operations..............      (1,332,056)          857,321
                                      ---------------  ---------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners...........          427,267        2,091,664
   Net transfers (including fixed
     account).......................        1,039,029          976,958
   Contract charges.................        (223,847)        (224,673)
   Transfers for contract benefits
     and terminations...............      (1,535,191)        (864,729)
                                      ---------------  ---------------
     Net increase (decrease)
       in net assets resulting
       from contract transactions...        (292,742)        1,979,220
                                      ---------------  ---------------
     Net increase (decrease)
       in net assets................      (1,624,798)        2,836,541
NET ASSETS:
   Beginning of year................       28,206,400       25,369,859
                                      ---------------  ---------------
   End of year......................  $    26,581,602  $    28,206,400
                                      ===============  ===============

(a) For the period April 30, 2012 to December 31, 2012.
(b) For the period November 12, 2012 to December 31, 2012.
(c) For the period April 29, 2013 to December 31, 2013.


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

            FIRST METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
                OF FIRST METLIFE INVESTORS INSURANCE COMPANY
             STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
               FOR THE YEARS ENDED DECEMBER 31, 2013 AND 2012


                                            MIST JPMORGAN GLOBAL
                                              ACTIVE ALLOCATION           MIST JPMORGAN SMALL CAP VALUE
                                                 SUB-ACCOUNT                       SUB-ACCOUNT
                                      --------------------------------  --------------------------------
                                            2013          2012 (a)           2013              2012
                                      ---------------  ---------------  ---------------  ---------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss).....  $     (403,848)  $      (15,643)  $      (44,716)  $      (35,957)
   Net realized gains (losses)......          141,048          103,044          198,946           38,697
   Change in unrealized gains
     (losses) on investments........        3,054,513          444,260        1,014,966          498,019
                                      ---------------  ---------------  ---------------  ---------------
     Net increase (decrease)
       in net assets resulting
       from operations..............        2,791,713          531,661        1,169,196          500,759
                                      ---------------  ---------------  ---------------  ---------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners...........       11,536,913       13,004,442           67,091          192,270
   Net transfers (including fixed
     account).......................       14,956,247        3,447,411        (334,422)        (111,121)
   Contract charges.................        (240,070)          (3,985)         (26,767)         (24,541)
   Transfers for contract benefits
     and terminations...............        (616,865)        (104,257)        (262,393)        (186,545)
                                      ---------------  ---------------  ---------------  ---------------
     Net increase (decrease)
       in net assets resulting
       from contract transactions...       25,636,225       16,343,611        (556,491)        (129,937)
                                      ---------------  ---------------  ---------------  ---------------
     Net increase (decrease)
       in net assets................       28,427,938       16,875,272          612,705          370,822
NET ASSETS:
   Beginning of year................       16,875,272               --        4,065,614        3,694,792
                                      ---------------  ---------------  ---------------  ---------------
   End of year......................  $    45,303,210  $    16,875,272  $     4,678,319  $     4,065,614
                                      ===============  ===============  ===============  ===============

                                             MIST LOOMIS SAYLES
                                               GLOBAL MARKETS            MIST LORD ABBETT BOND DEBENTURE
                                                 SUB-ACCOUNT                       SUB-ACCOUNT
                                      --------------------------------  --------------------------------
                                            2013            2012              2013             2012
                                      ---------------  ---------------  ---------------  ---------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss).....  $       183,724  $       112,768  $     1,582,162  $     1,653,389
   Net realized gains (losses)......        1,023,594          244,112          392,747          175,900
   Change in unrealized gains
     (losses) on investments........        1,642,756        2,258,952        (144,259)        1,328,136
                                      ---------------  ---------------  ---------------  ---------------
     Net increase (decrease)
       in net assets resulting
       from operations..............        2,850,074        2,615,832        1,830,650        3,157,425
                                      ---------------  ---------------  ---------------  ---------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners...........          413,938          489,582          422,701          545,692
   Net transfers (including fixed
     account).......................      (4,490,683)        1,768,222        (816,089)          380,794
   Contract charges.................        (136,151)        (135,617)        (175,378)        (182,266)
   Transfers for contract benefits
     and terminations...............      (1,304,731)        (938,427)      (2,708,634)      (1,804,926)
                                      ---------------  ---------------  ---------------  ---------------
     Net increase (decrease)
       in net assets resulting
       from contract transactions...      (5,517,627)        1,183,760      (3,277,400)      (1,060,706)
                                      ---------------  ---------------  ---------------  ---------------
     Net increase (decrease)
       in net assets................      (2,667,553)        3,799,592      (1,446,750)        2,096,719
NET ASSETS:
   Beginning of year................       21,503,184       17,703,592       30,975,633       28,878,914
                                      ---------------  ---------------  ---------------  ---------------
   End of year......................  $    18,835,631  $    21,503,184  $    29,528,883  $    30,975,633
                                      ===============  ===============  ===============  ===============

                                            MIST MET/EATON VANCE                MIST MET/FRANKLIN
                                                FLOATING RATE               LOW DURATION TOTAL RETURN
                                                 SUB-ACCOUNT                       SUB-ACCOUNT
                                      --------------------------------  --------------------------------
                                            2013             2012            2013             2012
                                      ---------------  ---------------  --------------   ---------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss).....  $        80,467  $        71,479  $     (37,141)   $        42,903
   Net realized gains (losses)......           41,325           16,005           1,486             1,237
   Change in unrealized gains
     (losses) on investments........         (10,169)          109,031           2,181           153,128
                                      ---------------  ---------------  --------------   ---------------
     Net increase (decrease)
       in net assets resulting
       from operations..............          111,623          196,515        (33,474)           197,268
                                      ---------------  ---------------  --------------   ---------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners...........           58,782          149,679         347,378           939,391
   Net transfers (including fixed
     account).......................        5,214,444          444,577      11,794,818         1,385,968
   Contract charges.................         (29,266)         (21,151)        (92,212)          (49,034)
   Transfers for contract benefits
     and terminations...............      (1,890,154)        (213,963)       (670,141)         (545,641)
                                      ---------------  ---------------  --------------   ---------------
     Net increase (decrease)
       in net assets resulting
       from contract transactions...        3,353,806          359,142      11,379,843         1,730,684
                                      ---------------  ---------------  --------------   ---------------
     Net increase (decrease)
       in net assets................        3,465,429          555,657      11,346,369         1,927,952
NET ASSETS:
   Beginning of year................        3,843,745        3,288,088       8,520,633         6,592,681
                                      ---------------  ---------------  --------------   ---------------
   End of year......................  $     7,309,174  $     3,843,745  $   19,867,002   $     8,520,633
                                      ===============  ===============  ==============   ===============

                                             MIST MET/TEMPLETON
                                             INTERNATIONAL BOND
                                                 SUB-ACCOUNT
                                      --------------------------------
                                           2013             2012
                                      ---------------  ---------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss).....  $        21,437  $       505,531
   Net realized gains (losses)......         (12,227)         (90,229)
   Change in unrealized gains
     (losses) on investments........         (33,330)          196,775
                                      ---------------  ---------------
     Net increase (decrease)
       in net assets resulting
       from operations..............         (24,120)          612,077
                                      ---------------  ---------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners...........           61,175          231,577
   Net transfers (including fixed
     account).......................      (1,019,934)        (273,810)
   Contract charges.................         (42,443)         (57,256)
   Transfers for contract benefits
     and terminations...............        (226,981)        (302,832)
                                      ---------------  ---------------
     Net increase (decrease)
       in net assets resulting
       from contract transactions...      (1,228,183)        (402,321)
                                      ---------------  ---------------
     Net increase (decrease)
       in net assets................      (1,252,303)          209,756
NET ASSETS:
   Beginning of year................        5,083,946        4,874,190
                                      ---------------  ---------------
   End of year......................  $     3,831,643  $     5,083,946
                                      ===============  ===============

(a) For the period April 30, 2012 to December 31, 2012.
(b) For the period November 12, 2012 to December 31, 2012.
(c) For the period April 29, 2013 to December 31, 2013.


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

            FIRST METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
                OF FIRST METLIFE INVESTORS INSURANCE COMPANY
             STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
               FOR THE YEARS ENDED DECEMBER 31, 2013 AND 2012



                                      MIST METLIFE AGGRESSIVE STRATEGY     MIST METLIFE BALANCED PLUS
                                                 SUB-ACCOUNT                       SUB-ACCOUNT
                                      --------------------------------  --------------------------------
                                            2013            2012             2013             2012
                                      ---------------  ---------------  ---------------  ---------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss).....  $     (930,445)  $     (904,831)  $     (838,663)  $   (3,032,334)
   Net realized gains (losses)......        1,131,080        (491,413)        6,311,926           86,952
   Change in unrealized gains
     (losses) on investments........       24,127,202       13,379,154       31,305,855       23,903,375
                                      ---------------  ---------------  ---------------  ---------------
     Net increase (decrease)
       in net assets resulting
       from operations..............       24,327,837       11,982,910       36,779,118       20,957,993
                                      ---------------  ---------------  ---------------  ---------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners...........        1,394,845        2,502,870       35,671,938       66,608,697
   Net transfers (including fixed
     account).......................        1,488,385        (829,305)       41,874,302       36,942,666
   Contract charges.................        (683,760)        (643,359)      (2,970,680)      (1,724,189)
   Transfers for contract benefits
     and terminations...............      (4,194,109)      (3,957,574)      (6,846,935)      (4,411,971)
                                      ---------------  ---------------  ---------------  ---------------
     Net increase (decrease)
       in net assets resulting
       from contract transactions...      (1,994,639)      (2,927,368)       67,728,625       97,415,203
                                      ---------------  ---------------  ---------------  ---------------
     Net increase (decrease)
       in net assets................       22,333,198        9,055,542      104,507,743      118,373,196
NET ASSETS:
   Beginning of year................       89,588,164       80,532,622      255,734,684      137,361,488
                                      ---------------  ---------------  ---------------  ---------------
   End of year......................  $   111,921,362  $    89,588,164  $   360,242,427  $   255,734,684
                                      ===============  ===============  ===============  ===============


                                       MIST METLIFE BALANCED STRATEGY     MIST METLIFE DEFENSIVE STRATEGY
                                                 SUB-ACCOUNT                        SUB-ACCOUNT
                                      --------------------------------  ---------------------------------
                                           2013             2012              2013             2012
                                      ---------------  ---------------  ---------------   ---------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss).....  $     2,479,035  $     2,842,515  $     2,726,754   $     2,264,743
   Net realized gains (losses)......        7,866,626        1,591,503        8,926,391         3,231,703
   Change in unrealized gains
     (losses) on investments........       81,097,942       55,191,770        2,269,408        11,373,532
                                      ---------------  ---------------  ---------------   ---------------
     Net increase (decrease)
       in net assets resulting
       from operations..............       91,443,603       59,625,788       13,922,553        16,869,978
                                      ---------------  ---------------  ---------------   ---------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners...........        7,800,741       12,252,651        2,633,315         5,200,977
   Net transfers (including fixed
     account).......................      (5,265,608)      (3,539,394)     (18,109,640)         7,809,504
   Contract charges.................      (4,199,531)      (4,157,883)      (1,411,570)       (1,418,106)
   Transfers for contract benefits
     and terminations...............     (31,934,883)     (25,835,104)     (11,812,941)      (10,060,995)
                                      ---------------  ---------------  ---------------   ---------------
     Net increase (decrease)
       in net assets resulting
       from contract transactions...     (33,599,281)     (21,279,730)     (28,700,836)         1,531,380
                                      ---------------  ---------------  ---------------   ---------------
     Net increase (decrease)
       in net assets................       57,844,322       38,346,058     (14,778,283)        18,401,358
NET ASSETS:
   Beginning of year................      536,850,475      498,504,417      202,442,879       184,041,521
                                      ---------------  ---------------  ---------------   ---------------
   End of year......................  $   594,694,797  $   536,850,475  $   187,664,596   $   202,442,879
                                      ===============  ===============  ===============   ===============


                                        MIST METLIFE GROWTH STRATEGY     MIST METLIFE MODERATE STRATEGY
                                                 SUB-ACCOUNT                       SUB-ACCOUNT
                                      --------------------------------  --------------------------------
                                           2013              2012            2013              2012
                                      ---------------  ---------------  ---------------  ---------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss).....  $   (1,003,164)  $     (112,528)  $     2,438,265  $     3,111,360
   Net realized gains (losses)......        6,451,897        (494,891)        4,986,521        2,204,997
   Change in unrealized gains
     (losses) on investments........       87,614,487       48,217,769       28,836,978       23,768,074
                                      ---------------  ---------------  ---------------  ---------------
     Net increase (decrease)
       in net assets resulting
       from operations..............       93,063,220       47,610,350       36,261,764       29,084,431
                                      ---------------  ---------------  ---------------  ---------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners...........        4,563,174        6,826,403        5,420,812        7,522,398
   Net transfers (including fixed
     account).......................       36,762,911      (7,324,433)        2,379,200        2,353,351
   Contract charges.................      (2,850,632)      (2,651,748)      (2,317,678)      (2,291,355)
   Transfers for contract benefits
     and terminations...............     (23,488,988)     (19,306,533)     (19,773,392)     (16,340,767)
                                      ---------------  ---------------  ---------------  ---------------
     Net increase (decrease)
       in net assets resulting
       from contract transactions...       14,986,465     (22,456,311)     (14,291,058)      (8,756,373)
                                      ---------------  ---------------  ---------------  ---------------
     Net increase (decrease)
       in net assets................      108,049,685       25,154,039       21,970,706       20,328,058
NET ASSETS:
   Beginning of year................      377,472,428      352,318,389      296,286,899      275,958,841
                                      ---------------  ---------------  ---------------  ---------------
   End of year......................  $   485,522,113  $   377,472,428  $   318,257,605  $   296,286,899
                                      ===============  ===============  ===============  ===============

                                           MIST METLIFE MULTI-INDEX
                                                 TARGETED RISK
                                                  SUB-ACCOUNT
                                      ---------------------------------
                                            2013           2012 (b)
                                      ---------------   ---------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss).....  $      (61,071)   $         (354)
   Net realized gains (losses)......          219,088                --
   Change in unrealized gains
     (losses) on investments........          409,573             3,501
                                      ---------------   ---------------
     Net increase (decrease)
       in net assets resulting
       from operations..............          567,590             3,147
                                      ---------------   ---------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners...........        3,452,754           582,966
   Net transfers (including fixed
     account).......................        7,942,247            52,887
   Contract charges.................         (32,640)                --
   Transfers for contract benefits
     and terminations...............         (68,187)                --
                                      ---------------   ---------------
     Net increase (decrease)
       in net assets resulting
       from contract transactions...       11,294,174           635,853
                                      ---------------   ---------------
     Net increase (decrease)
       in net assets................       11,861,764           639,000
NET ASSETS:
   Beginning of year................          639,000                --
                                      ---------------   ---------------
   End of year......................  $    12,500,764   $       639,000
                                      ===============   ===============

(a) For the period April 30, 2012 to December 31, 2012.
(b) For the period November 12, 2012 to December 31, 2012.
(c) For the period April 29, 2013 to December 31, 2013.


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

            FIRST METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
                OF FIRST METLIFE INVESTORS INSURANCE COMPANY
             STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
               FOR THE YEARS ENDED DECEMBER 31, 2013 AND 2012


                                             MIST MFS EMERGING
                                              MARKETS EQUITY           MIST MFS RESEARCH INTERNATIONAL
                                                SUB-ACCOUNT                      SUB-ACCOUNT
                                      ------------------------------  ---------------------------------
                                           2013            2012             2013             2012
                                      --------------  --------------  ---------------  ---------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss).....  $    (203,949)  $    (331,886)  $       347,224  $        84,938
   Net realized gains (losses)......         106,427         100,133           17,976        (570,669)
   Change in unrealized gains
     (losses) on investments........     (2,460,674)       6,066,090        5,701,329        5,262,540
                                      --------------  --------------  ---------------  ---------------
     Net increase (decrease)
       in net assets resulting
       from operations..............     (2,558,196)       5,834,337        6,066,529        4,776,809
                                      --------------  --------------  ---------------  ---------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners...........         880,620       2,433,584          467,248        1,801,309
   Net transfers (including fixed
     account).......................       1,407,255     (1,213,252)      (1,921,000)         (78,170)
   Contract charges.................       (266,897)       (274,973)        (221,641)        (216,082)
   Transfers for contract benefits
     and terminations...............     (2,083,160)     (1,587,970)      (1,816,844)      (1,550,972)
                                      --------------  --------------  ---------------  ---------------
     Net increase (decrease)
       in net assets resulting
       from contract transactions...        (62,182)       (642,611)      (3,492,237)         (43,915)
                                      --------------  --------------  ---------------  ---------------
     Net increase (decrease)
       in net assets................     (2,620,378)       5,191,726        2,574,292        4,732,894
NET ASSETS:
   Beginning of year................      39,610,369      34,418,643       36,269,462       31,536,568
                                      --------------  --------------  ---------------  ---------------
   End of year......................  $   36,989,991  $   39,610,369  $    38,843,754  $    36,269,462
                                      ==============  ==============  ===============  ===============

                                             MIST MORGAN STANLEY
                                               MID CAP GROWTH           MIST OPPENHEIMER GLOBAL EQUITY
                                                 SUB-ACCOUNT                      SUB-ACCOUNT
                                      --------------------------------  -------------------------------
                                            2013             2012            2013             2012
                                      ---------------  ---------------  --------------  ---------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss).....  $      (72,602)  $      (92,179)  $     (25,585)  $         2,346
   Net realized gains (losses)......          237,660           67,064          77,513           13,075
   Change in unrealized gains
     (losses) on investments........        2,637,708          421,428         702,573          146,464
                                      ---------------  ---------------  --------------  ---------------
     Net increase (decrease)
       in net assets resulting
       from operations..............        2,802,766          396,313         754,501          161,885
                                      ---------------  ---------------  --------------  ---------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners...........        1,108,700        1,552,075         104,599               --
   Net transfers (including fixed
     account).......................         (63,971)          404,127       3,671,336         (18,033)
   Contract charges.................         (51,689)         (34,686)        (15,193)          (5,799)
   Transfers for contract benefits
     and terminations...............        (373,601)        (245,583)       (492,691)         (63,583)
                                      ---------------  ---------------  --------------  ---------------
     Net increase (decrease)
       in net assets resulting
       from contract transactions...          619,439        1,675,933       3,268,051         (87,415)
                                      ---------------  ---------------  --------------  ---------------
     Net increase (decrease)
       in net assets................        3,422,205        2,072,246       4,022,552           74,470
NET ASSETS:
   Beginning of year................        7,138,632        5,066,386         935,706          861,236
                                      ---------------  ---------------  --------------  ---------------
   End of year......................  $    10,560,837  $     7,138,632  $    4,958,258  $       935,706
                                      ===============  ===============  ==============  ===============

                                                 MIST PIMCO
                                          INFLATION PROTECTED BOND         MIST PIMCO TOTAL RETURN
                                                 SUB-ACCOUNT                     SUB-ACCOUNT
                                      -------------------------------  -------------------------------
                                           2013             2012            2013             2012
                                      ---------------  --------------  --------------  ---------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss).....  $       542,094  $    1,409,258  $    5,028,879  $     3,032,657
   Net realized gains (losses)......        4,511,571       7,092,394       3,807,889        1,245,893
   Change in unrealized gains
     (losses) on investments........     (16,016,454)     (1,251,369)    (15,620,579)        9,918,323
                                      ---------------  --------------  --------------  ---------------
     Net increase (decrease)
       in net assets resulting
       from operations..............     (10,962,789)       7,250,283     (6,783,811)       14,196,873
                                      ---------------  --------------  --------------  ---------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners...........        1,419,371       3,396,690       3,343,912        7,777,869
   Net transfers (including fixed
     account).......................      (4,001,922)       2,172,661       5,305,198         (22,522)
   Contract charges.................        (727,789)       (797,397)     (1,471,338)      (1,550,940)
   Transfers for contract benefits
     and terminations...............      (5,256,879)     (7,769,915)    (12,856,759)     (15,207,701)
                                      ---------------  --------------  --------------  ---------------
     Net increase (decrease)
       in net assets resulting
       from contract transactions...      (8,567,219)     (2,997,961)     (5,678,987)      (9,003,294)
                                      ---------------  --------------  --------------  ---------------
     Net increase (decrease)
       in net assets................     (19,530,008)       4,252,322    (12,462,798)        5,193,579
NET ASSETS:
   Beginning of year................      104,695,250     100,442,928     195,091,492      189,897,913
                                      ---------------  --------------  --------------  ---------------
   End of year......................  $    85,165,242  $  104,695,250  $  182,628,694  $   195,091,492
                                      ===============  ==============  ==============  ===============


                                              MIST PIONEER FUND
                                                 SUB-ACCOUNT
                                      -------------------------------
                                           2013             2012
                                      ---------------  --------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss).....  $       239,545  $        5,855
   Net realized gains (losses)......          247,390          88,391
   Change in unrealized gains
     (losses) on investments........        3,147,180         753,459
                                      ---------------  --------------
     Net increase (decrease)
       in net assets resulting
       from operations..............        3,634,115         847,705
                                      ---------------  --------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners...........        1,323,621       2,048,612
   Net transfers (including fixed
     account).......................        (337,955)         216,694
   Contract charges.................         (88,594)        (61,795)
   Transfers for contract benefits
     and terminations...............        (456,057)       (479,509)
                                      ---------------  --------------
     Net increase (decrease)
       in net assets resulting
       from contract transactions...          441,015       1,724,002
                                      ---------------  --------------
     Net increase (decrease)
       in net assets................        4,075,130       2,571,707
NET ASSETS:
   Beginning of year................       11,393,764       8,822,057
                                      ---------------  --------------
   End of year......................  $    15,468,894  $   11,393,764
                                      ===============  ==============

(a) For the period April 30, 2012 to December 31, 2012.
(b) For the period November 12, 2012 to December 31, 2012.
(c) For the period April 29, 2013 to December 31, 2013.


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

            FIRST METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
                OF FIRST METLIFE INVESTORS INSURANCE COMPANY
             STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
               FOR THE YEARS ENDED DECEMBER 31, 2013 AND 2012


                                                                                                             MIST PYRAMIS
                                                                                   MIST PYRAMIS              MANAGED RISK
                                        MIST PIONEER STRATEGIC INCOME            GOVERNMENT INCOME             PORTFOLIO
                                                 SUB-ACCOUNT                        SUB-ACCOUNT               SUB-ACCOUNT
                                      ---------------------------------  --------------------------------  ----------------
                                            2013             2012              2013            2012            2013 (c)
                                      ---------------  ----------------  ---------------  ---------------  ----------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss).....  $     1,885,784  $      1,514,412  $        32,223  $     (655,949)  $          9,598
   Net realized gains (losses)......          285,945           362,428          119,122          147,388            80,817
   Change in unrealized gains
     (losses) on investments........      (2,173,696)         2,381,575      (3,683,039)        1,162,027           106,893
                                      ---------------  ----------------  ---------------  ---------------  ----------------
     Net increase (decrease)
        in net assets resulting
        from operations.............          (1,967)         4,258,415      (3,531,694)          653,466           197,308
                                      ---------------  ----------------  ---------------  ---------------  ----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners...........        5,545,621        10,067,777        6,517,529       18,305,081         2,014,545
   Net transfers (including fixed
     account).......................        4,262,325         3,322,227      (1,907,745)       10,819,613         1,700,481
   Contract charges.................        (326,119)         (255,180)        (530,980)        (347,272)           (3,409)
   Transfers for contract benefits
     and terminations...............      (3,566,226)       (3,530,204)      (4,766,478)      (1,060,396)          (28,780)
                                      ---------------  ----------------  ---------------  ---------------  ----------------
     Net increase (decrease)
        in net assets resulting
        from contract transactions..        5,915,601         9,604,620        (687,674)       27,717,026         3,682,837
                                      ---------------  ----------------  ---------------  ---------------  ----------------
     Net increase (decrease)
        in net assets...............        5,913,634        13,863,035      (4,219,368)       28,370,492         3,880,145
NET ASSETS:
   Beginning of year................       51,438,918        37,575,883       55,120,119       26,749,627                --
                                      ---------------  ----------------  ---------------  ---------------  ----------------
   End of year......................  $    57,352,552  $     51,438,918  $    50,900,751  $    55,120,119  $      3,880,145
                                      ===============  ================  ===============  ===============  ================


                                                                                       MIST SSGA
                                       MIST SCHRODERS GLOBAL MULTI-ASSET         GROWTH AND INCOME ETF
                                                  SUB-ACCOUNT                         SUB-ACCOUNT
                                      ----------------------------------  ---------------------------------
                                            2013           2012 (a)             2013             2012
                                      ----------------  ---------------   ----------------  ---------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss).....  $      (178,546)  $        19,259   $        962,168  $       714,827
   Net realized gains (losses)......            73,093          110,391          4,847,487        2,638,085
   Change in unrealized gains
     (losses) on investments........         1,152,830           69,642          4,733,549        6,159,285
                                      ----------------  ---------------   ----------------  ---------------
     Net increase (decrease)
        in net assets resulting
        from operations.............         1,047,377          199,292         10,543,204        9,512,197
                                      ----------------  ---------------   ----------------  ---------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners...........         4,859,039        4,555,831          2,049,478        4,059,312
   Net transfers (including fixed
     account).......................         4,959,090        1,779,957       (11,761,331)        3,947,789
   Contract charges.................          (98,390)            (733)          (856,942)        (833,016)
   Transfers for contract benefits
     and terminations...............         (269,586)         (15,676)        (3,127,009)      (2,956,476)
                                      ----------------  ---------------   ----------------  ---------------
     Net increase (decrease)
        in net assets resulting
        from contract transactions..         9,450,153        6,319,379       (13,695,804)        4,217,609
                                      ----------------  ---------------   ----------------  ---------------
     Net increase (decrease)
        in net assets...............        10,497,530        6,518,671        (3,152,600)       13,729,806
NET ASSETS:
   Beginning of year................         6,518,671               --         97,375,249       83,645,443
                                      ----------------  ---------------   ----------------  ---------------
   End of year......................  $     17,016,201  $     6,518,671   $     94,222,649  $    97,375,249
                                      ================  ===============   ================  ===============


                                                                                 MIST T. ROWE PRICE
                                             MIST SSGA GROWTH ETF                  LARGE CAP VALUE
                                                  SUB-ACCOUNT                        SUB-ACCOUNT
                                      ---------------------------------  ---------------------------------
                                            2013             2012              2013             2012
                                      ---------------   ---------------  ---------------   ---------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss).....  $       184,890   $       113,467  $      (63,749)   $      (92,190)
   Net realized gains (losses)......        2,076,923         1,397,445        1,009,349         (304,507)
   Change in unrealized gains
     (losses) on investments........        3,676,266         2,535,491       12,373,948         6,674,355
                                      ---------------   ---------------  ---------------   ---------------
     Net increase (decrease)
        in net assets resulting
        from operations.............        5,938,079         4,046,403       13,319,548         6,277,658
                                      ---------------   ---------------  ---------------   ---------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners...........        1,911,628         1,925,990          621,514           760,513
   Net transfers (including fixed
     account).......................       10,297,689           403,947          227,770       (1,106,264)
   Contract charges.................        (309,097)         (274,476)        (293,056)         (266,447)
   Transfers for contract benefits
     and terminations...............        (903,858)         (861,395)      (3,725,926)       (2,846,765)
                                      ---------------   ---------------  ---------------   ---------------
     Net increase (decrease)
        in net assets resulting
        from contract transactions..       10,996,362         1,194,066      (3,169,698)       (3,458,963)
                                      ---------------   ---------------  ---------------   ---------------
     Net increase (decrease)
        in net assets...............       16,934,441         5,240,469       10,149,850         2,818,695
NET ASSETS:
   Beginning of year................       34,959,705        29,719,236       43,203,787        40,385,092
                                      ---------------   ---------------  ---------------   ---------------
   End of year......................  $    51,894,146   $    34,959,705  $    53,353,637   $    43,203,787
                                      ===============   ===============  ===============   ===============

(a) For the period April 30, 2012 to December 31, 2012.
(b) For the period November 12, 2012 to December 31, 2012.
(c) For the period April 29, 2013 to December 31, 2013.


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

            FIRST METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
                OF FIRST METLIFE INVESTORS INSURANCE COMPANY
             STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
               FOR THE YEARS ENDED DECEMBER 31, 2013 AND 2012


                                             MIST T. ROWE PRICE               MIST THIRD AVENUE
                                               MID CAP GROWTH                  SMALL CAP VALUE
                                                 SUB-ACCOUNT                     SUB-ACCOUNT
                                      -------------------------------  --------------------------------
                                            2013            2012            2013             2012
                                      ---------------  --------------  ---------------  ---------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss).....  $     (588,913)  $    (556,116)  $     (254,138)  $     (487,718)
   Net realized gains (losses)......        3,370,200       4,624,009          880,877           82,052
   Change in unrealized gains
     (losses) on investments........        9,244,565       (370,275)        8,592,317        4,769,784
                                      ---------------  --------------  ---------------  ---------------
     Net increase (decrease)
       in net assets resulting
       from operations..............       12,025,852       3,697,618        9,219,056        4,364,118
                                      ---------------  --------------  ---------------  ---------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners...........          429,833         923,031          471,135          446,988
   Net transfers (including fixed
     account).......................      (1,880,352)       2,505,553        2,310,507        (742,811)
   Contract charges.................        (289,097)       (244,290)        (225,487)        (191,469)
   Transfers for contract benefits
     and terminations...............      (2,105,976)     (1,528,400)      (2,050,868)      (1,286,456)
                                      ---------------  --------------  ---------------  ---------------
     Net increase (decrease)
       in net assets resulting
       from contract transactions...      (3,845,592)       1,655,894          505,287      (1,773,748)
                                      ---------------  --------------  ---------------  ---------------
     Net increase (decrease)
       in net assets................        8,180,260       5,353,512        9,724,343        2,590,370
NET ASSETS:
   Beginning of year................       36,563,128      31,209,616       30,403,068       27,812,698
                                      ---------------  --------------  ---------------  ---------------
   End of year......................  $    44,743,388  $   36,563,128  $    40,127,411  $    30,403,068
                                      ===============  ==============  ===============  ===============

                                             MSF BAILLIE GIFFORD             MSF BARCLAYS AGGREGATE
                                             INTERNATIONAL STOCK                   BOND INDEX
                                                 SUB-ACCOUNT                       SUB-ACCOUNT
                                      --------------------------------  --------------------------------
                                            2013             2012            2013             2012
                                      ---------------  ---------------  ---------------  ---------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss).....  $     (210,702)  $       (1,276)  $       169,543  $       143,382
   Net realized gains (losses)......          133,642         (17,044)         (49,477)           73,555
   Change in unrealized gains
     (losses) on investments........        1,974,969           65,753        (573,991)         (31,276)
                                      ---------------  ---------------  ---------------  ---------------
     Net increase (decrease)
       in net assets resulting
       from operations..............        1,897,909           47,433        (453,925)          185,661
                                      ---------------  ---------------  ---------------  ---------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners...........          110,037               60          583,830          375,866
   Net transfers (including fixed
     account).......................       17,624,097           28,826        (625,447)        2,438,252
   Contract charges.................        (107,399)            (998)        (102,023)         (97,482)
   Transfers for contract benefits
     and terminations...............        (630,131)         (39,855)        (360,753)        (444,581)
                                      ---------------  ---------------  ---------------  ---------------
     Net increase (decrease)
       in net assets resulting
       from contract transactions...       16,996,604         (11,967)        (504,393)        2,272,055
                                      ---------------  ---------------  ---------------  ---------------
     Net increase (decrease)
       in net assets................       18,894,513           35,466        (958,318)        2,457,716
NET ASSETS:
   Beginning of year................          298,591          263,125       11,634,820        9,177,104
                                      ---------------  ---------------  ---------------  ---------------
   End of year......................  $    19,193,104  $       298,591  $    10,676,502  $    11,634,820
                                      ===============  ===============  ===============  ===============

                                                                                  MSF BLACKROCK
                                          MSF BLACKROCK BOND INCOME           CAPITAL APPRECIATION
                                                 SUB-ACCOUNT                       SUB-ACCOUNT
                                      --------------------------------  --------------------------------
                                           2013             2012             2013             2012
                                      ---------------  ---------------  ---------------  ---------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss).....  $       208,416  $        88,826  $      (12,027)  $      (16,356)
   Net realized gains (losses)......          257,471          133,613           76,208           30,433
   Change in unrealized gains
     (losses) on investments........        (707,303)          275,146          287,084          102,897
                                      ---------------  ---------------  ---------------  ---------------
     Net increase (decrease)
       in net assets resulting
       from operations..............        (241,416)          497,585          351,265          116,974
                                      ---------------  ---------------  ---------------  ---------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners...........          549,947          499,574            7,148          216,893
   Net transfers (including fixed
     account).......................          505,500          245,771         (40,877)         (13,962)
   Contract charges.................         (60,634)         (60,697)          (7,059)          (6,558)
   Transfers for contract benefits
     and terminations...............        (757,893)        (656,499)        (129,523)         (35,214)
                                      ---------------  ---------------  ---------------  ---------------
     Net increase (decrease)
       in net assets resulting
       from contract transactions...          236,920           28,149        (170,311)          161,159
                                      ---------------  ---------------  ---------------  ---------------
     Net increase (decrease)
       in net assets................          (4,496)          525,734          180,954          278,133
NET ASSETS:
   Beginning of year................        9,227,835        8,702,101        1,216,075          937,942
                                      ---------------  ---------------  ---------------  ---------------
   End of year......................  $     9,223,339  $     9,227,835  $     1,397,029  $     1,216,075
                                      ===============  ===============  ===============  ===============


                                         MSF BLACKROCK MONEY MARKET
                                                 SUB-ACCOUNT
                                      --------------------------------
                                            2013             2012
                                      ---------------  ---------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss).....  $   (1,149,723)  $   (1,286,851)
   Net realized gains (losses)......               --               --
   Change in unrealized gains
     (losses) on investments........               --               --
                                      ---------------  ---------------
     Net increase (decrease)
       in net assets resulting
       from operations..............      (1,149,723)      (1,286,851)
                                      ---------------  ---------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners...........        8,086,082       13,710,542
   Net transfers (including fixed
     account).......................      (3,537,943)      (1,457,553)
   Contract charges.................        (586,142)        (581,125)
   Transfers for contract benefits
     and terminations...............     (15,638,135)     (15,611,690)
                                      ---------------  ---------------
     Net increase (decrease)
       in net assets resulting
       from contract transactions...     (11,676,138)      (3,939,826)
                                      ---------------  ---------------
     Net increase (decrease)
       in net assets................     (12,825,861)      (5,226,677)
NET ASSETS:
   Beginning of year................       84,112,066       89,338,743
                                      ---------------  ---------------
   End of year......................  $    71,286,205  $    84,112,066
                                      ===============  ===============

(a) For the period April 30, 2012 to December 31, 2012.
(b) For the period November 12, 2012 to December 31, 2012.
(c) For the period April 29, 2013 to December 31, 2013.


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

            FIRST METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
                OF FIRST METLIFE INVESTORS INSURANCE COMPANY
             STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
               FOR THE YEARS ENDED DECEMBER 31, 2013 AND 2012


                                                                          MSF FRONTIER
                                           MSF DAVIS VENTURE VALUE       MID CAP GROWTH        MSF JENNISON GROWTH
                                                 SUB-ACCOUNT               SUB-ACCOUNT             SUB-ACCOUNT
                                      --------------------------------  ---------------  --------------------------------
                                           2013              2012           2013 (c)          2013              2012
                                      ---------------  ---------------  ---------------  ---------------  ---------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss).....  $     (265,696)  $     (612,538)  $     (103,557)  $     (742,146)  $     (663,255)
   Net realized gains (losses)......        3,480,725          709,220           94,818        1,852,967        5,677,362
   Change in unrealized gains
     (losses) on investments........       15,877,848        6,492,191        1,681,909       14,641,613      (1,827,412)
                                      ---------------  ---------------  ---------------  ---------------  ---------------
     Net increase (decrease)
       in net assets resulting
       from operations..............       19,092,877        6,588,873        1,673,170       15,752,434        3,186,695
                                      ---------------  ---------------  ---------------  ---------------  ---------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners...........        1,059,939        1,572,310          138,661          538,775          549,156
   Net transfers (including fixed
     account).......................      (3,573,867)      (1,535,491)        8,331,080          265,294       16,291,694
   Contract charges.................        (456,412)        (439,239)         (38,034)        (310,567)        (267,376)
   Transfers for contract benefits
     and terminations...............      (4,455,813)      (4,316,772)        (246,951)      (3,330,214)      (2,405,935)
                                      ---------------  ---------------  ---------------  ---------------  ---------------
     Net increase (decrease)
       in net assets resulting
       from contract transactions...      (7,426,153)      (4,719,192)        8,184,756      (2,836,712)       14,167,539
                                      ---------------  ---------------  ---------------  ---------------  ---------------
     Net increase (decrease)
       in net assets................       11,666,724        1,869,681        9,857,926       12,915,722       17,354,234
NET ASSETS:
   Beginning of year................       63,858,233       61,988,552               --       45,506,591       28,152,357
                                      ---------------  ---------------  ---------------  ---------------  ---------------
   End of year......................  $    75,524,957  $    63,858,233  $     9,857,926  $    58,422,313  $    45,506,591
                                      ===============  ===============  ===============  ===============  ===============

                                                                                MSF LOOMIS SAYLES
                                      MSF LOOMIS SAYLES SMALL CAP CORE          SMALL CAP GROWTH
                                                 SUB-ACCOUNT                       SUB-ACCOUNT
                                      --------------------------------  --------------------------------
                                           2013             2012              2013             2012
                                      ---------------  ---------------  ---------------  ---------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss).....  $      (13,811)  $      (14,301)  $       (6,179)  $       (5,506)
   Net realized gains (losses)......          129,484           29,381           41,032            8,933
   Change in unrealized gains
     (losses) on investments........          169,815           67,613          154,223           35,637
                                      ---------------  ---------------  ---------------  ---------------
     Net increase (decrease)
       in net assets resulting
       from operations..............          285,488           82,693          189,076           39,064
                                      ---------------  ---------------  ---------------  ---------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners...........           37,358          164,929            5,188            8,022
   Net transfers (including fixed
     account).......................         (95,188)         (13,881)         (32,940)          (6,491)
   Contract charges.................          (8,728)          (6,568)          (3,489)          (3,273)
   Transfers for contract benefits
     and terminations...............         (67,975)         (33,906)         (35,132)         (24,516)
                                      ---------------  ---------------  ---------------  ---------------
     Net increase (decrease)
       in net assets resulting
       from contract transactions...        (134,533)          110,574         (66,373)         (26,258)
                                      ---------------  ---------------  ---------------  ---------------
     Net increase (decrease)
       in net assets................          150,955          193,267          122,703           12,806
NET ASSETS:
   Beginning of year................          848,600          655,333          429,186          416,380
                                      ---------------  ---------------  ---------------  ---------------
   End of year......................  $       999,555  $       848,600  $       551,889  $       429,186
                                      ===============  ===============  ===============  ===============

                                                                               MSF MET/DIMENSIONAL
                                        MSF MET/ARTISAN MID CAP VALUE      INTERNATIONAL SMALL COMPANY
                                                 SUB-ACCOUNT                       SUB-ACCOUNT
                                      --------------------------------  --------------------------------
                                            2013             2012            2013             2012
                                      ---------------  ---------------  ---------------  ---------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss).....  $     (154,282)  $     (130,054)  $         7,187  $        20,526
   Net realized gains (losses)......          288,917        (163,424)          140,604          238,650
   Change in unrealized gains
     (losses) on investments........        4,799,521        1,655,257          697,871          205,290
                                      ---------------  ---------------  ---------------  ---------------
     Net increase (decrease)
       in net assets resulting
       from operations..............        4,934,156        1,361,779          845,662          464,466
                                      ---------------  ---------------  ---------------  ---------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners...........          150,393          205,183           99,537          107,434
   Net transfers (including fixed
     account).......................          570,267         (53,696)          444,943        (296,635)
   Contract charges.................         (98,413)         (90,717)         (26,741)         (24,207)
   Transfers for contract benefits
     and terminations...............      (1,182,742)        (811,693)        (154,680)         (88,926)
                                      ---------------  ---------------  ---------------  ---------------
     Net increase (decrease)
       in net assets resulting
       from contract transactions...        (560,495)        (750,923)          363,059        (302,334)
                                      ---------------  ---------------  ---------------  ---------------
     Net increase (decrease)
       in net assets................        4,373,661          610,856        1,208,721          162,132
NET ASSETS:
   Beginning of year................       14,779,234       14,168,378        3,104,471        2,942,339
                                      ---------------  ---------------  ---------------  ---------------
   End of year......................  $    19,152,895  $    14,779,234  $     4,313,192  $     3,104,471
                                      ===============  ===============  ===============  ===============

(a) For the period April 30, 2012 to December 31, 2012.
(b) For the period November 12, 2012 to December 31, 2012.
(c) For the period April 29, 2013 to December 31, 2013.


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

            FIRST METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
                OF FIRST METLIFE INVESTORS INSURANCE COMPANY
             STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
               FOR THE YEARS ENDED DECEMBER 31, 2013 AND 2012


                                                 MSF METLIFE               MSF METLIFE CONSERVATIVE TO
                                           CONSERVATIVE ALLOCATION             MODERATE ALLOCATION
                                                 SUB-ACCOUNT                       SUB-ACCOUNT
                                      --------------------------------  --------------------------------
                                            2013            2012              2013            2012
                                      ---------------  ---------------  ---------------  ---------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss).....  $        28,358  $        36,836  $        16,235  $        24,082
   Net realized gains (losses)......           29,323          105,120           36,649           38,901
   Change in unrealized gains
     (losses) on investments........            2,184           16,298          123,464          104,557
                                      ---------------  ---------------  ---------------  ---------------
     Net increase (decrease)
       in net assets resulting
       from operations..............           59,865          158,254          176,348          167,540
                                      ---------------  ---------------  ---------------  ---------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners...........               --          336,782               --              545
   Net transfers (including fixed
     account).......................          186,675        (320,983)          154,175          186,701
   Contract charges.................         (13,871)         (15,697)         (12,270)         (11,167)
   Transfers for contract benefits
     and terminations...............        (219,278)        (121,355)         (74,268)        (170,047)
                                      ---------------  ---------------  ---------------  ---------------
     Net increase (decrease)
       in net assets resulting
       from contract transactions...         (46,474)        (121,253)           67,637            6,032
                                      ---------------  ---------------  ---------------  ---------------
     Net increase (decrease)
       in net assets................           13,391           37,001          243,985          173,572
NET ASSETS:
   Beginning of year................        2,337,842        2,300,841        1,901,558        1,727,986
                                      ---------------  ---------------  ---------------  ---------------
   End of year......................  $     2,351,233  $     2,337,842  $     2,145,543  $     1,901,558
                                      ===============  ===============  ===============  ===============


                                       MSF METLIFE MID CAP STOCK INDEX    MSF METLIFE MODERATE ALLOCATION
                                                 SUB-ACCOUNT                        SUB-ACCOUNT
                                      --------------------------------  ---------------------------------
                                            2013            2012              2013             2012
                                      ---------------  ---------------  ----------------  ---------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss).....  $      (37,301)  $      (38,398)  $         38,099  $       100,946
   Net realized gains (losses)......          398,576          244,340           655,841          161,082
   Change in unrealized gains
     (losses) on investments........        1,112,567          408,669         2,131,153        1,665,083
                                      ---------------  ---------------  ----------------  ---------------
     Net increase (decrease)
       in net assets resulting
       from operations..............        1,473,842          614,611         2,825,093        1,927,111
                                      ---------------  ---------------  ----------------  ---------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners...........          157,808          151,357           107,989          766,977
   Net transfers (including fixed
     account).......................          493,676          118,140         (545,141)        (199,278)
   Contract charges.................         (48,492)         (40,586)         (135,168)        (134,307)
   Transfers for contract benefits
     and terminations...............        (303,926)        (147,588)       (1,758,975)        (878,412)
                                      ---------------  ---------------  ----------------  ---------------
     Net increase (decrease)
       in net assets resulting
       from contract transactions...          299,066           81,323       (2,331,295)        (445,020)
                                      ---------------  ---------------  ----------------  ---------------
     Net increase (decrease)
       in net assets................        1,772,908          695,934           493,798        1,482,091
NET ASSETS:
   Beginning of year................        4,787,532        4,091,598        18,786,980       17,304,889
                                      ---------------  ---------------  ----------------  ---------------
   End of year......................  $     6,560,440  $     4,787,532  $     19,280,778  $    18,786,980
                                      ===============  ===============  ================  ===============

                                            MSF METLIFE MODERATE TO
                                             AGGRESSIVE ALLOCATION            MSF METLIFE STOCK INDEX
                                                  SUB-ACCOUNT                       SUB-ACCOUNT
                                      ---------------------------------  --------------------------------
                                            2013             2012             2013              2012
                                      ---------------   ---------------  ---------------  ---------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss).....  $      (14,914)   $        17,401  $      (41,976)  $      (47,122)
   Net realized gains (losses)......          545,406            62,121        1,760,551          642,048
   Change in unrealized gains
     (losses) on investments........          846,977           770,131        9,403,739        3,929,288
                                      ---------------   ---------------  ---------------  ---------------
     Net increase (decrease)
       in net assets resulting
       from operations..............        1,377,469           849,653       11,122,314        4,524,214
                                      ---------------   ---------------  ---------------  ---------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners...........            1,748            69,199          556,792        1,142,249
   Net transfers (including fixed
     account).......................        (644,800)          (49,054)        1,340,653        1,699,684
   Contract charges.................         (50,793)          (56,538)        (259,299)        (237,884)
   Transfers for contract benefits
     and terminations...............      (1,418,462)         (461,771)      (2,075,305)      (2,380,618)
                                      ---------------   ---------------  ---------------  ---------------
     Net increase (decrease)
       in net assets resulting
       from contract transactions...      (2,112,307)         (498,164)        (437,159)          223,431
                                      ---------------   ---------------  ---------------  ---------------
     Net increase (decrease)
       in net assets................        (734,838)           351,489       10,685,155        4,747,645
NET ASSETS:
   Beginning of year................        7,001,495         6,650,006       37,970,601       33,222,956
                                      ---------------   ---------------  ---------------  ---------------
   End of year......................  $     6,266,657   $     7,001,495  $    48,655,756  $    37,970,601
                                      ===============   ===============  ===============  ===============


                                            MSF MFS TOTAL RETURN
                                                 SUB-ACCOUNT
                                      --------------------------------
                                           2013              2012
                                      ---------------  ---------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss).....  $        95,432  $       110,462
   Net realized gains (losses)......          170,207           14,630
   Change in unrealized gains
     (losses) on investments........        1,251,597          723,633
                                      ---------------  ---------------
     Net increase (decrease)
       in net assets resulting
       from operations..............        1,517,236          848,725
                                      ---------------  ---------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners...........           46,398          247,550
   Net transfers (including fixed
     account).......................        (181,871)         (53,834)
   Contract charges.................         (57,322)         (56,940)
   Transfers for contract benefits
     and terminations...............      (1,036,764)        (549,977)
                                      ---------------  ---------------
     Net increase (decrease)
       in net assets resulting
       from contract transactions...      (1,229,559)        (413,201)
                                      ---------------  ---------------
     Net increase (decrease)
       in net assets................          287,677          435,524
NET ASSETS:
   Beginning of year................        9,426,446        8,990,922
                                      ---------------  ---------------
   End of year......................  $     9,714,123  $     9,426,446
                                      ===============  ===============

(a) For the period April 30, 2012 to December 31, 2012.
(b) For the period November 12, 2012 to December 31, 2012.
(c) For the period April 29, 2013 to December 31, 2013.


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

            FIRST METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
                OF FIRST METLIFE INVESTORS INSURANCE COMPANY
             STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
               FOR THE YEARS ENDED DECEMBER 31, 2013 AND 2012



                                               MSF MFS VALUE                 MSF MSCI EAFE INDEX
                                                SUB-ACCOUNT                      SUB-ACCOUNT
                                      ------------------------------  --------------------------------
                                           2013            2012             2013             2012
                                      --------------  --------------  ---------------  ---------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss).....  $    (167,701)  $       17,201  $        61,134  $        48,655
   Net realized gains (losses)......         604,641         148,972           79,924         (16,797)
   Change in unrealized gains
     (losses) on investments........       4,076,281         496,760          703,929          581,430
                                      --------------  --------------  ---------------  ---------------
     Net increase (decrease)
       in net assets resulting
       from operations..............       4,513,221         662,933          844,987          613,288
                                      --------------  --------------  ---------------  ---------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners...........         243,889          93,221          228,067          221,921
   Net transfers (including fixed
     account).......................      16,483,814       (274,024)           33,883           45,122
   Contract charges.................       (136,399)        (33,698)         (40,382)         (37,373)
   Transfers for contract benefits
     and terminations...............       (849,620)       (182,062)        (129,212)        (170,989)
                                      --------------  --------------  ---------------  ---------------
     Net increase (decrease)
       in net assets resulting
       from contract transactions...      15,741,684       (396,563)           92,356           58,681
                                      --------------  --------------  ---------------  ---------------
     Net increase (decrease)
       in net assets................      20,254,905         266,370          937,343          671,969
NET ASSETS:
   Beginning of year................       4,764,887       4,498,517        4,381,009        3,709,040
                                      --------------  --------------  ---------------  ---------------
   End of year......................  $   25,019,792  $    4,764,887  $     5,318,352  $     4,381,009
                                      ==============  ==============  ===============  ===============


                                        MSF NEUBERGER BERMAN GENESIS        MSF RUSSELL 2000 INDEX
                                                 SUB-ACCOUNT                      SUB-ACCOUNT
                                      --------------------------------  -------------------------------
                                            2013             2012            2013             2012
                                      ---------------  ---------------  --------------  ---------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss).....  $     (164,029)  $       (1,546)  $     (21,219)  $      (36,392)
   Net realized gains (losses)......          265,507             (33)         361,918          149,801
   Change in unrealized gains
     (losses) on investments........        3,205,354            4,289       1,789,478          575,502
                                      ---------------  ---------------  --------------  ---------------
     Net increase (decrease)
       in net assets resulting
       from operations..............        3,306,832            2,710       2,130,177          688,911
                                      ---------------  ---------------  --------------  ---------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners...........           88,815           85,592         228,215          133,663
   Net transfers (including fixed
     account).......................       12,727,836            2,498       2,590,492        (227,289)
   Contract charges.................         (66,830)            (222)        (53,621)         (44,365)
   Transfers for contract benefits
     and terminations...............        (836,675)             (11)       (247,084)        (232,083)
                                      ---------------  ---------------  --------------  ---------------
     Net increase (decrease)
       in net assets resulting
       from contract transactions...       11,913,146           87,857       2,518,002        (370,074)
                                      ---------------  ---------------  --------------  ---------------
     Net increase (decrease)
       in net assets................       15,219,978           90,567       4,648,179          318,837
NET ASSETS:
   Beginning of year................          119,195           28,628       5,428,869        5,110,032
                                      ---------------  ---------------  --------------  ---------------
   End of year......................  $    15,339,173  $       119,195  $   10,077,048  $     5,428,869
                                      ===============  ===============  ==============  ===============

                                              MSF T. ROWE PRICE               MSF T. ROWE PRICE
                                              LARGE CAP GROWTH                SMALL CAP GROWTH
                                                 SUB-ACCOUNT                     SUB-ACCOUNT
                                      -------------------------------  -------------------------------
                                           2013             2012            2013             2012
                                      ---------------  --------------  --------------  ---------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss).....  $     (164,357)  $     (12,739)  $      (8,448)  $       (8,980)
   Net realized gains (losses)......          211,863          18,390          92,750           89,220
   Change in unrealized gains
     (losses) on investments........        3,469,071         127,102         102,678         (10,548)
                                      ---------------  --------------  --------------  ---------------
     Net increase (decrease)
       in net assets resulting
       from operations..............        3,516,577         132,753         186,980           69,692
                                      ---------------  --------------  --------------  ---------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners...........           94,700           6,294              --               16
   Net transfers (including fixed
     account).......................       13,216,759        (17,645)        (90,552)         (17,010)
   Contract charges.................         (55,429)         (4,159)         (4,103)          (3,871)
   Transfers for contract benefits
     and terminations...............        (409,707)        (51,704)        (50,598)         (72,483)
                                      ---------------  --------------  --------------  ---------------
     Net increase (decrease)
       in net assets resulting
       from contract transactions...       12,846,323        (67,214)       (145,253)         (93,348)
                                      ---------------  --------------  --------------  ---------------
     Net increase (decrease)
       in net assets................       16,362,900          65,539          41,727         (23,656)
NET ASSETS:
   Beginning of year................          859,547         794,008         498,088          521,744
                                      ---------------  --------------  --------------  ---------------
   End of year......................  $    17,222,447  $      859,547  $      539,815  $       498,088
                                      ===============  ==============  ==============  ===============

                                             MSF VAN ECK GLOBAL
                                              NATURAL RESOURCES
                                                 SUB-ACCOUNT
                                      -------------------------------
                                           2013             2012
                                      ---------------  --------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss).....  $      (60,142)  $    (111,720)
   Net realized gains (losses)......        (232,507)         325,767
   Change in unrealized gains
     (losses) on investments........          880,807        (77,886)
                                      ---------------  --------------
     Net increase (decrease)
       in net assets resulting
       from operations..............          588,158         136,161
                                      ---------------  --------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners...........          103,163         171,739
   Net transfers (including fixed
     account).......................      (1,314,708)         483,124
   Contract charges.................         (66,138)        (69,769)
   Transfers for contract benefits
     and terminations...............        (198,491)       (132,669)
                                      ---------------  --------------
     Net increase (decrease)
       in net assets resulting
       from contract transactions...      (1,476,174)         452,425
                                      ---------------  --------------
     Net increase (decrease)
       in net assets................        (888,016)         588,586
NET ASSETS:
   Beginning of year................        7,185,431       6,596,845
                                      ---------------  --------------
   End of year......................  $     6,297,415  $    7,185,431
                                      ===============  ==============

(a) For the period April 30, 2012 to December 31, 2012.
(b) For the period November 12, 2012 to December 31, 2012.
(c) For the period April 29, 2013 to December 31, 2013.


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

            FIRST METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
                OF FIRST METLIFE INVESTORS INSURANCE COMPANY
             STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
               FOR THE YEARS ENDED DECEMBER 31, 2013 AND 2012


                                       MSF WESTERN ASSET MANAGEMENT       MSF WESTERN ASSET MANAGEMENT
                                       STRATEGIC BOND OPPORTUNITIES              U.S. GOVERNMENT
                                                SUB-ACCOUNT                        SUB-ACCOUNT
                                      --------------------------------  --------------------------------
                                            2013            2012             2013              2012
                                      ---------------  ---------------  ---------------  ---------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss).....  $         1,136  $           624  $       142,708  $        88,089
   Net realized gains (losses)......               51               45           13,451           43,812
   Change in unrealized gains
     (losses) on investments........          (1,353)            2,364        (926,237)          315,236
                                      ---------------  ---------------  ---------------  ---------------
     Net increase (decrease)
       in net assets resulting
       from operations..............            (166)            3,033        (770,078)          447,137
                                      ---------------  ---------------  ---------------  ---------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners...........               --               --        2,409,835        3,616,276
   Net transfers (including fixed
     account).......................            2,482              806        (308,952)        1,224,156
   Contract charges.................            (105)            (103)        (223,086)        (211,598)
   Transfers for contract benefits
     and terminations...............              (7)             (10)      (2,527,131)      (1,721,175)
                                      ---------------  ---------------  ---------------  ---------------
     Net increase (decrease)
       in net assets resulting
       from contract transactions...            2,370              693        (649,334)        2,907,659
                                      ---------------  ---------------  ---------------  ---------------
     Net increase (decrease)
       in net assets................            2,204            3,726      (1,419,412)        3,354,796
NET ASSETS:
   Beginning of year................           34,736           31,010       32,438,079       29,083,283
                                      ---------------  ---------------  ---------------  ---------------
   End of year......................  $        36,940  $        34,736  $    31,018,667  $    32,438,079
                                      ===============  ===============  ===============  ===============

                                             OPPENHEIMER VA MAIN
                                              STREET SMALL CAP                PIMCO VIT HIGH YIELD
                                                 SUB-ACCOUNT                       SUB-ACCOUNT
                                      --------------------------------  -------------------------------
                                            2013             2012            2013             2012
                                      ---------------  ---------------  ---------------  --------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss).....  $      (28,402)  $      (36,192)  $         6,347  $        6,532
   Net realized gains (losses)......          337,983           82,991              959           1,919
   Change in unrealized gains
     (losses) on investments........        1,136,661          483,268            (720)           9,555
                                      ---------------  ---------------  ---------------  --------------
     Net increase (decrease)
       in net assets resulting
       from operations..............        1,446,242          530,067            6,586          18,006
                                      ---------------  ---------------  ---------------  --------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners...........          246,172          324,696               --              --
   Net transfers (including fixed
     account).......................        (396,313)         (60,622)            9,179         (2,328)
   Contract charges.................         (26,797)         (19,791)            (714)           (737)
   Transfers for contract benefits
     and terminations...............        (246,910)        (158,392)          (4,798)        (10,882)
                                      ---------------  ---------------  ---------------  --------------
     Net increase (decrease)
       in net assets resulting
       from contract transactions...        (423,848)           85,891            3,667        (13,947)
                                      ---------------  ---------------  ---------------  --------------
     Net increase (decrease)
       in net assets................        1,022,394          615,958           10,253           4,059
NET ASSETS:
   Beginning of year................        3,851,471        3,235,513          154,636         150,577
                                      ---------------  ---------------  ---------------  --------------
   End of year......................  $     4,873,865  $     3,851,471  $       164,889  $      154,636
                                      ===============  ===============  ===============  ==============


                                           PIMCO VIT LOW DURATION        PIONEER VCT EMERGING MARKETS
                                                 SUB-ACCOUNT                      SUB-ACCOUNT
                                      -------------------------------  --------------------------------
                                           2013             2012             2013             2012
                                      --------------   --------------  ---------------  ---------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss).....  $          128   $          946  $         (142)  $         (245)
   Net realized gains (losses)......           3,910              390               76              486
   Change in unrealized gains
     (losses) on investments........         (6,864)            6,817            (591)            1,262
                                      --------------   --------------  ---------------  ---------------
     Net increase (decrease)
       in net assets resulting
       from operations..............         (2,826)            8,153            (657)            1,503
                                      --------------   --------------  ---------------  ---------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners...........              --               --               --               --
   Net transfers (including fixed
     account).......................         (2,685)           13,984              315            2,161
   Contract charges.................         (1,050)          (1,040)             (63)             (60)
   Transfers for contract benefits
     and terminations...............        (82,222)          (2,744)            (250)              (3)
                                      --------------   --------------  ---------------  ---------------
     Net increase (decrease)
       in net assets resulting
       from contract transactions...        (85,957)           10,200                2            2,098
                                      --------------   --------------  ---------------  ---------------
     Net increase (decrease)
       in net assets................        (88,783)           18,353            (655)            3,601
NET ASSETS:
   Beginning of year................         205,018          186,665           17,465           13,864
                                      --------------   --------------  ---------------  ---------------
   End of year......................  $      116,235   $      205,018  $        16,810  $        17,465
                                      ==============   ==============  ===============  ===============


                                          PIONEER VCT EQUITY INCOME
                                                 SUB-ACCOUNT
                                      --------------------------------
                                            2013             2012
                                      ---------------  ---------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss).....  $            30  $           155
   Net realized gains (losses)......              369                7
   Change in unrealized gains
     (losses) on investments........            1,725              261
                                      ---------------  ---------------
     Net increase (decrease)
       in net assets resulting
       from operations..............            2,124              423
                                      ---------------  ---------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners...........               --               --
   Net transfers (including fixed
     account).......................          (1,511)            8,649
   Contract charges.................              (5)               --
   Transfers for contract benefits
     and terminations...............            (667)            (218)
                                      ---------------  ---------------
     Net increase (decrease)
       in net assets resulting
       from contract transactions...          (2,183)            8,431
                                      ---------------  ---------------
     Net increase (decrease)
       in net assets................             (59)            8,854
NET ASSETS:
   Beginning of year................            8,854               --
                                      ---------------  ---------------
   End of year......................  $         8,795  $         8,854
                                      ===============  ===============

(a) For the period April 30, 2012 to December 31, 2012.
(b) For the period November 12, 2012 to December 31, 2012.
(c) For the period April 29, 2013 to December 31, 2013.


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

            FIRST METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
                OF FIRST METLIFE INVESTORS INSURANCE COMPANY
             STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
               FOR THE YEARS ENDED DECEMBER 31, 2013 AND 2012


                                          PIONEER VCT MID CAP VALUE       PIONEER VCT REAL ESTATE SHARES
                                                 SUB-ACCOUNT                        SUB-ACCOUNT
                                      ---------------------------------  --------------------------------
                                           2013              2012              2013            2012
                                      ---------------  ----------------  ---------------  ---------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss).....  $      (14,345)  $        (9,652)  $            48  $            46
   Net realized gains (losses)......           47,112             2,515            (367)            (779)
   Change in unrealized gains
     (losses) on investments........          518,538           151,560              317            1,842
                                      ---------------  ----------------  ---------------  ---------------
     Net increase (decrease)
        in net assets resulting
        from operations.............          551,305           144,423              (2)            1,109
                                      ---------------  ----------------  ---------------  ---------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners...........           80,120           150,145               --               --
   Net transfers (including fixed
     account).......................         (48,853)           149,244               --               --
   Contract charges.................          (7,393)           (5,685)             (47)             (28)
   Transfers for contract benefits
     and terminations...............         (85,946)         (204,187)              (3)               --
                                      ---------------  ----------------  ---------------  ---------------
     Net increase (decrease)
        in net assets resulting
        from contract transactions..         (62,072)            89,517             (50)             (28)
                                      ---------------  ----------------  ---------------  ---------------
     Net increase (decrease)
        in net assets...............          489,233           233,940             (52)            1,081
NET ASSETS:
   Beginning of year................        1,739,642         1,505,702            8,902            7,821
                                      ---------------  ----------------  ---------------  ---------------
   End of year......................  $     2,228,875  $      1,739,642  $         8,850  $         8,902
                                      ===============  ================  ===============  ===============

                                           PUTNAM VT EQUITY INCOME            PUTNAM VT MULTI-CAP GROWTH
                                                 SUB-ACCOUNT                          SUB-ACCOUNT
                                      ----------------------------------  ---------------------------------
                                            2013              2012              2013             2012
                                      ----------------  ----------------  ----------------  ---------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss).....  $            489  $            229  $        (1,529)  $       (1,644)
   Net realized gains (losses)......             1,076                10             1,577            1,050
   Change in unrealized gains
     (losses) on investments........            15,918             3,114            68,462           24,224
                                      ----------------  ----------------  ----------------  ---------------
     Net increase (decrease)
        in net assets resulting
        from operations.............            17,483             3,353            68,510           23,630
                                      ----------------  ----------------  ----------------  ---------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners...........                --                --            14,418           15,635
   Net transfers (including fixed
     account).......................           (5,491)            38,208           (1,747)            (874)
   Contract charges.................                --                --               (2)              (2)
   Transfers for contract benefits
     and terminations...............              (13)                --             (524)          (3,740)
                                      ----------------  ----------------  ----------------  ---------------
     Net increase (decrease)
        in net assets resulting
        from contract transactions..           (5,504)            38,208            12,145           11,019
                                      ----------------  ----------------  ----------------  ---------------
     Net increase (decrease)
        in net assets...............            11,979            41,561            80,655           34,649
NET ASSETS:
   Beginning of year................            58,909            17,348           186,699          152,050
                                      ----------------  ----------------  ----------------  ---------------
   End of year......................  $         70,888  $         58,909  $        267,354  $       186,699
                                      ================  ================  ================  ===============

                                           RUSSELL AGGRESSIVE EQUITY             RUSSELL CORE BOND
                                                  SUB-ACCOUNT                       SUB-ACCOUNT
                                      ---------------------------------  ---------------------------------
                                            2013              2012            2013              2012
                                      ----------------  ---------------  ---------------  ----------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss).....  $           (31)  $          (12)  $            10  $            178
   Net realized gains (losses)......               287              182               67             1,929
   Change in unrealized gains
     (losses) on investments........               842              269            (736)             (349)
                                      ----------------  ---------------  ---------------  ----------------
     Net increase (decrease)
        in net assets resulting
        from operations.............             1,098              439            (659)             1,758
                                      ----------------  ---------------  ---------------  ----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners...........                --               --               --                --
   Net transfers (including fixed
     account).......................                --               --               --                --
   Contract charges.................                --               --               --                --
   Transfers for contract benefits
     and terminations...............               (4)          (1,042)              (2)           (9,687)
                                      ----------------  ---------------  ---------------  ----------------
     Net increase (decrease)
        in net assets resulting
        from contract transactions..               (4)          (1,042)              (2)           (9,687)
                                      ----------------  ---------------  ---------------  ----------------
     Net increase (decrease)
        in net assets...............             1,094            (603)            (661)           (7,929)
NET ASSETS:
   Beginning of year................             2,875            3,478           23,423            31,352
                                      ----------------  ---------------  ---------------  ----------------
   End of year......................  $          3,969  $         2,875  $        22,762  $         23,423
                                      ================  ===============  ===============  ================

                                      RUSSELL GLOBAL REAL ESTATE SECURITIES
                                                   SUB-ACCOUNT
                                      -------------------------------------
                                              2013             2012
                                        ---------------  ----------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss).....    $           184  $            227
   Net realized gains (losses)......                287               478
   Change in unrealized gains
     (losses) on investments........              (318)               812
                                        ---------------  ----------------
     Net increase (decrease)
        in net assets resulting
        from operations.............                153             1,517
                                        ---------------  ----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners...........                 --                --
   Net transfers (including fixed
     account).......................                 --                --
   Contract charges.................                 --                --
   Transfers for contract benefits
     and terminations...............                (4)           (1,193)
                                        ---------------  ----------------
     Net increase (decrease)
        in net assets resulting
        from contract transactions..                (4)           (1,193)
                                        ---------------  ----------------
     Net increase (decrease)
        in net assets...............                149               324
NET ASSETS:
   Beginning of year................              6,751             6,427
                                        ---------------  ----------------
   End of year......................    $         6,900  $          6,751
                                        ===============  ================

(a) For the period April 30, 2012 to December 31, 2012.
(b) For the period November 12, 2012 to December 31, 2012.
(c) For the period April 29, 2013 to December 31, 2013.


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

            FIRST METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
                OF FIRST METLIFE INVESTORS INSURANCE COMPANY
             STATEMENTS OF CHANGES IN NET ASSETS -- (CONCLUDED)
               FOR THE YEARS ENDED DECEMBER 31, 2013 AND 2012


                                         RUSSELL MULTI-STYLE EQUITY                RUSSELL NON-U.S.
                                                 SUB-ACCOUNT                          SUB-ACCOUNT
                                      ----------------------------------  ---------------------------------
                                            2013              2012              2013             2012
                                      ----------------  ----------------  ----------------  ---------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss).....  $           (62)  $          (100)  $             70  $            55
   Net realized gains (losses)......             2,050             3,657                14             (98)
   Change in unrealized gains
     (losses) on investments........             6,954               598             2,019            2,121
                                      ----------------  ----------------  ----------------  ---------------
     Net increase (decrease)
        in net assets resulting
        from operations.............             8,942             4,155             2,103            2,078
                                      ----------------  ----------------  ----------------  ---------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners...........                --                --                --               --
   Net transfers (including fixed
     account).......................                --                --                --               --
   Contract charges.................                --                --                --               --
   Transfers for contract benefits
     and terminations...............               (4)           (8,735)               (4)          (3,931)
                                      ----------------  ----------------  ----------------  ---------------
     Net increase (decrease)
        in net assets resulting
        from contract transactions..               (4)           (8,735)               (4)          (3,931)
                                      ----------------  ----------------  ----------------  ---------------
     Net increase (decrease)
        in net assets...............             8,938           (4,580)             2,099          (1,853)
NET ASSETS:
   Beginning of year................            28,767            33,347            10,383           12,236
                                      ----------------  ----------------  ----------------  ---------------
   End of year......................  $         37,705  $         28,767  $         12,482  $        10,383
                                      ================  ================  ================  ===============

                                            UIF U.S. REAL ESTATE
                                                 SUB-ACCOUNT
                                      ----------------------------------
                                            2013              2012
                                      ----------------  ----------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss).....  $       (16,152)  $       (25,291)
   Net realized gains (losses)......            41,355            43,386
   Change in unrealized gains
     (losses) on investments........          (17,261)           536,372
                                      ----------------  ----------------
     Net increase (decrease)
        in net assets resulting
        from operations.............             7,942           554,467
                                      ----------------  ----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners...........           408,825           402,144
   Net transfers (including fixed
     account).......................           492,513          (14,384)
   Contract charges.................          (19,270)          (13,612)
   Transfers for contract benefits
     and terminations...............         (440,537)         (544,821)
                                      ----------------  ----------------
     Net increase (decrease)
        in net assets resulting
        from contract transactions..           441,531         (170,673)
                                      ----------------  ----------------
     Net increase (decrease)
        in net assets...............           449,473           383,794
NET ASSETS:
   Beginning of year................         4,305,921         3,922,127
                                      ----------------  ----------------
   End of year......................  $      4,755,394  $      4,305,921
                                      ================  ================

(a) For the period April 30, 2012 to December 31, 2012.
(b) For the period November 12, 2012 to December 31, 2012.
(c) For the period April 29, 2013 to December 31, 2013.


 The accompanying notes are an integral part of these financial statements.

       FIRST METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
           OF FIRST METLIFE INVESTORS INSURANCE COMPANY
                NOTES TO THE FINANCIAL STATEMENTS



1.  ORGANIZATION


First MetLife Investors Variable Annuity Account One (the "Separate Account"), a separate account of First MetLife Investors Insurance Company (the "Company"), was established by the Company's Board of Directors on December 31, 1992 to support operations of the Company with respect to certain variable annuity contracts (the "Contracts"). The Company is a direct wholly-owned subsidiary of MetLife, Inc., a Delaware corporation. The Separate Account is registered as a unit investment trust under the Investment Company Act of 1940, as amended, and exists in accordance with the regulations of the New York State Department of Financial Services.

The Separate Account is divided into Sub-Accounts, each of which is treated as an individual accounting entity for financial reporting purposes. Each Sub-Account invests in shares of the corresponding fund, portfolio, or series (with the same name) of registered investment management companies (the "Trusts"), which are presented below:

AIM Variable Insurance Funds (Invesco Variable             Met Investors Series Trust ("MIST")*
   Insurance Funds) ("Invesco V.I.")                       Metropolitan Series Fund ("MSF")*
American Funds Insurance Series ("American Funds")         Oppenheimer Variable Account Funds
Fidelity Variable Insurance Products ("Fidelity VIP")        ("Oppenheimer VA")
Franklin Templeton Variable Insurance Products Trust       PIMCO Variable Insurance Trust ("PIMCO VIT")
   ("FTVIPT")                                              Pioneer Variable Contracts Trust ("Pioneer VCT")
Legg Mason Partners Variable Equity Trust                  Putnam Variable Trust ("Putnam VT")
   ("LMPVET")                                              Russell Investment Funds ("Russell")
Legg Mason Partners Variable Income Trust                  The Universal Institutional Funds, Inc. ("UIF")
   ("LMPVIT")

* See Note 5 for a discussion of additional information on related party transactions.

The assets of each of the Sub-Accounts of the Separate Account are registered in the name of the Company. Under applicable insurance law, the assets and liabilities of the Separate Account are clearly identified and distinguished from the Company's other assets and liabilities. The portion of the Separate Account's assets applicable to the Contracts is not chargeable with liabilities arising out of any other business the Company may conduct.


2.  LIST OF SUB-ACCOUNTS


A. Purchase payments, less any applicable charges, applied to the Separate Account are invested in one or more Sub-Accounts in accordance with the selection made by the contract owner. The following Sub-Accounts had net assets as of December 31, 2013:

American Funds Bond Sub-Account                          Invesco V.I. American Value Sub-Account
American Funds Global Growth Sub-Account                 Invesco V.I. Equity and Income Sub-Account
American Funds Global Small Capitalization               Invesco V.I. Global Real Estate Sub-Account
   Sub-Account                                           Invesco V.I. Growth and Income Sub-Account
American Funds Growth Sub-Account                        Invesco V.I. International Growth Sub-Account (a)
American Funds Growth-Income Sub-Account                 LMPVET ClearBridge Variable Aggressive Growth
Fidelity VIP Contrafund Sub-Account (a)                     Sub-Account (a)
Fidelity VIP Equity-Income Sub-Account                   LMPVET ClearBridge Variable All Cap Value
Fidelity VIP Mid Cap Sub-Account                            Sub-Account
FTVIPT Franklin Income Securities Sub-Account            LMPVET ClearBridge Variable Appreciation
FTVIPT Franklin Small Cap Value Securities                  Sub-Account
   Sub-Account                                           LMPVET ClearBridge Variable Equity Income
FTVIPT Mutual Shares Securities Sub-Account                 Sub-Account (a)
FTVIPT Templeton Foreign Securities Sub-Account (a)      LMPVET ClearBridge Variable Large Cap Growth
FTVIPT Templeton Global Bond Securities                     Sub-Account
   Sub-Account

       FIRST METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
           OF FIRST METLIFE INVESTORS INSURANCE COMPANY
         NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)



2. LIST OF SUB-ACCOUNTS -- (CONTINUED)


LMPVET ClearBridge Variable Large Cap Value             MIST MetLife Balanced Plus Sub-Account
   Sub-Account                                          MIST MetLife Balanced Strategy Sub-Account
LMPVET ClearBridge Variable Small Cap Growth            MIST MetLife Defensive Strategy Sub-Account
   Sub-Account                                          MIST MetLife Growth Strategy Sub-Account
LMPVET Investment Counsel Variable Social               MIST MetLife Moderate Strategy Sub-Account
   Awareness Sub-Account                                MIST MetLife Multi-Index Targeted Risk
LMPVET Variable Lifestyle Allocation 50%                  Sub-Account
   Sub-Account                                          MIST MFS Emerging Markets Equity Sub-Account (a)
LMPVET Variable Lifestyle Allocation 70%                MIST MFS Research International Sub-Account (a)
   Sub-Account                                          MIST Morgan Stanley Mid Cap Growth Sub-Account (a)
LMPVET Variable Lifestyle Allocation 85%                MIST Oppenheimer Global Equity Sub-Account
   Sub-Account                                          MIST PIMCO Inflation Protected Bond Sub-Account
LMPVIT Western Asset Variable Global High Yield         MIST PIMCO Total Return Sub-Account (a)
   Bond Sub-Account                                     MIST Pioneer Fund Sub-Account (a)
MIST AllianceBernstein Global Dynamic Allocation        MIST Pioneer Strategic Income Sub-Account (a)
   Sub-Account                                          MIST Pyramis Government Income Sub-Account
MIST American Funds Balanced Allocation                 MIST Pyramis Managed Risk Sub-Account (b)
   Sub-Account                                          MIST Schroders Global Multi-Asset Sub-Account
MIST American Funds Growth Allocation                   MIST SSgA Growth and Income ETF Sub-Account
   Sub-Account                                          MIST SSgA Growth ETF Sub-Account
MIST American Funds Growth Sub-Account                  MIST T. Rowe Price Large Cap Value Sub-Account (a)
MIST American Funds Moderate Allocation                 MIST T. Rowe Price Mid Cap Growth Sub-Account (a)
   Sub-Account                                          MIST Third Avenue Small Cap Value Sub-Account (a)
MIST AQR Global Risk Balanced Sub-Account               MSF Baillie Gifford International Stock Sub-Account
MIST BlackRock Global Tactical Strategies               MSF Barclays Aggregate Bond Index Sub-Account
   Sub-Account                                          MSF BlackRock Bond Income Sub-Account (a)
MIST BlackRock High Yield Sub-Account (a)               MSF BlackRock Capital Appreciation Sub-Account (a)
MIST BlackRock Large Cap Core Sub-Account (a)           MSF BlackRock Money Market Sub-Account (a)
MIST Clarion Global Real Estate Sub-Account (a)         MSF Davis Venture Value Sub-Account (a)
MIST ClearBridge Aggressive Growth Sub-Account (a)      MSF Frontier Mid Cap Growth Sub-Account (b)
MIST ClearBridge Aggressive Growth II                   MSF Jennison Growth Sub-Account (a)
   Sub-Account (a)                                      MSF Loomis Sayles Small Cap Core Sub-Account
MIST Goldman Sachs Mid Cap Value Sub-Account            MSF Loomis Sayles Small Cap Growth Sub-Account
MIST Harris Oakmark International Sub-Account (a)       MSF Met/Artisan Mid Cap Value Sub-Account
MIST Invesco Balanced-Risk Allocation Sub-Account       MSF Met/Dimensional International Small Company
MIST Invesco Comstock Sub-Account                         Sub-Account
MIST Invesco Mid Cap Value Sub-Account (a)              MSF MetLife Conservative Allocation Sub-Account
MIST Invesco Small Cap Growth Sub-Account (a)           MSF MetLife Conservative to Moderate Allocation
MIST JPMorgan Core Bond Sub-Account                       Sub-Account
MIST JPMorgan Global Active Allocation                  MSF MetLife Mid Cap Stock Index Sub-Account
   Sub-Account                                          MSF MetLife Moderate Allocation Sub-Account
MIST JPMorgan Small Cap Value Sub-Account (a)           MSF MetLife Moderate to Aggressive Allocation
MIST Loomis Sayles Global Markets Sub-Account             Sub-Account
MIST Lord Abbett Bond Debenture Sub-Account (a)         MSF MetLife Stock Index Sub-Account (a)
MIST Met/Eaton Vance Floating Rate Sub-Account          MSF MFS Total Return Sub-Account (a)
MIST Met/Franklin Low Duration Total Return             MSF MFS Value Sub-Account (a)
   Sub-Account                                          MSF MSCI EAFE Index Sub-Account
MIST Met/Templeton International Bond Sub-Account       MSF Neuberger Berman Genesis Sub-Account (a)
MIST MetLife Aggressive Strategy Sub-Account            MSF Russell 2000 Index Sub-Account

       FIRST METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
           OF FIRST METLIFE INVESTORS INSURANCE COMPANY
         NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)



2.  LIST OF SUB-ACCOUNTS -- (CONCLUDED)


MSF T. Rowe Price Large Cap Growth Sub-Account (a)       Pioneer VCT Equity Income Sub-Account
MSF T. Rowe Price Small Cap Growth Sub-Account (a)       Pioneer VCT Mid Cap Value Sub-Account
MSF Van Eck Global Natural Resources Sub-Account         Pioneer VCT Real Estate Shares Sub-Account
MSF Western Asset Management Strategic Bond              Putnam VT Equity Income Sub-Account
   Opportunities Sub-Account                             Putnam VT Multi-Cap Growth Sub-Account (a)
MSF Western Asset Management U.S. Government             Russell Aggressive Equity Sub-Account
   Sub-Account (a)                                       Russell Core Bond Sub-Account
Oppenheimer VA Main Street Small Cap Sub-Account         Russell Global Real Estate Securities Sub-Account
PIMCO VIT High Yield Sub-Account                         Russell Multi-Style Equity Sub-Account
PIMCO VIT Low Duration Sub-Account                       Russell Non-U.S. Sub-Account
Pioneer VCT Emerging Markets Sub-Account                 UIF U.S. Real Estate Sub-Account

(a) This Sub-Account invests in two or more share classes within the underlying fund, portfolio, or series of the Trusts.
(b) This Sub-Account began operations during the year ended December 31, 2013.

B. The following Sub-Accounts had no net assets as of December 31, 2013:

Pioneer VCT Disciplined Value Sub-Account
Pioneer VCT Ibbotson Growth Allocation Sub-Account
Pioneer VCT Ibbotson Moderate Allocation Sub-Account


3.  PORTFOLIO CHANGES


The following Sub-Accounts ceased operations during the year ended December 31, 2013:

MIST American Funds International Sub-Account        MIST MLA Mid Cap Sub-Account
MIST Jennison Large Cap Equity Sub-Account           MIST RCM Technology Sub-Account
MIST Met/Franklin Mutual Shares Sub-Account          MIST Turner Mid Cap Growth Sub-Account
MIST Met/Franklin Templeton Founding Strategy        MSF FI Value Leaders Sub-Account
   Sub-Account                                       MSF Oppenheimer Global Equity Sub-Account

The operations of the Sub-Accounts were affected by the following changes that occurred during the year ended December 31, 2013:

NAME CHANGES:

Former Name                                               New Name

Invesco Van Kampen V.I. American Value Fund               Invesco V.I. American Value Fund
Invesco Van Kampen V.I. Equity and Income Fund            Invesco V.I. Equity and Income Fund
Invesco Van Kampen V.I. Growth and Income Fund            Invesco V.I. Growth and Income Fund
Legg Mason ClearBridge Variable Aggressive Growth         ClearBridge Variable Aggressive Growth Portfolio
   Portfolio
Legg Mason ClearBridge Variable Appreciation              ClearBridge Variable Appreciation Portfolio
   Portfolio
Legg Mason ClearBridge Variable Equity Income             ClearBridge Variable Equity Income Portfolio
   Builder Portfolio
Legg Mason ClearBridge Variable Fundamental All           ClearBridge Variable All Cap Value Portfolio
   Cap Value Portfolio
Legg Mason ClearBridge Variable Large Cap Growth          ClearBridge Variable Large Cap Growth Portfolio
   Portfolio

       FIRST METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
           OF FIRST METLIFE INVESTORS INSURANCE COMPANY
         NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)



3. PORTFOLIO CHANGES -- (CONCLUDED)


NAME CHANGES: -- (CONCLUDED)

Former Name                                              New Name

Legg Mason ClearBridge Variable Large Cap Value          ClearBridge Variable Large Cap Value Portfolio
   Portfolio
Legg Mason ClearBridge Variable Small Cap Growth         ClearBridge Variable Small Cap Growth Portfolio
   Portfolio
Legg Mason Western Asset Variable Global High Yield      Western Asset Variable Global High Yield Bond
   Bond Portfolio                                          Portfolio
(MIST) American Funds Bond Portfolio                     (MIST) JPMorgan Core Bond Portfolio
(MIST) Dreman Small Cap Value Portfolio                  (MIST) JPMorgan Small Cap Value Portfolio
(MIST) Janus Forty Sub-Account                           (MIST) ClearBridge Aggressive Growth II Portfolio
(MIST) Legg Mason ClearBridge Aggressive Growth          (MIST) ClearBridge Aggressive Growth Portfolio
   Portfolio
(MIST) Lord Abbett Mid Cap Value Portfolio               (MIST) Invesco Mid Cap Value Portfolio
(MIST) Met/Templeton Growth Portfolio (a)                (MIST) Oppenheimer Global Equity Portfolio (a)
(MIST) Van Kampen Comstock Portfolio                     (MIST) Invesco Comstock Portfolio
(MSF) Barclays Capital Aggregate Bond Index              (MSF) Barclays Aggregate Bond Index Portfolio
   Portfolio
(MSF) BlackRock Legacy Large Cap Growth Portfolio        (MSF) BlackRock Capital Appreciation Portfolio
Oppenheimer Main Street Small- & Mid-Cap Fund/VA         Oppenheimer Main Street Small Cap Fund/VA
Pioneer Fundamental Value VCT Portfolio                  Pioneer Disciplined Value VCT Portfolio

MERGERS:

Former Portfolio                                           New Portfolio

(MIST) American Funds International Portfolio              (MSF) Baillie Gifford International Stock Portfolio
(MIST) Jennison Large Cap Equity Portfolio                 (MSF) Jennison Growth Portfolio
(MIST) Met/Franklin Mutual Shares Portfolio                (MSF) MFS Value Portfolio
(MIST) Met/Franklin Templeton Founding Strategy            (MIST) MetLife Growth Strategy Portfolio
   Portfolio
(MIST) MLA Mid Cap Portfolio                               (MSF) Neuberger Berman Genesis Portfolio
(MIST) RCM Technology Portfolio                            (MSF) T. Rowe Price Large Cap Growth Portfolio
(MIST) Turner Mid Cap Growth Portfolio                     (MSF) Frontier Mid Cap Growth Portfolio
(MSF) FI Value Leaders Portfolio                           (MSF) MFS Value Portfolio
(MSF) Oppenheimer Global Equity Portfolio (a)              (MIST) Met/Templeton Growth Portfolio (a)

(a) At the close of business on April 26, 2013, the (MSF) Oppenheimer Global Equity Portfolio merged with and into the (MIST) Met/Templeton Growth Portfolio. Concurrently, OppenheimerFunds, Inc. became the subadviser of the (MIST) Met/Templeton Growth Portfolio, the portfolio's investment objective and principal investment strategies changed, and the portfolio's name was changed to (MIST) Oppenheimer Global Equity Portfolio. Pursuant to these changes, (MSF) Oppenheimer Global Equity Portfolio was deemed to be the accounting and performance survivor of the merger for financial reporting purposes, and therefore, the results of MIST Oppenheimer Global Equity Sub-Account presented in the financial statements reflect the historical results of MSF Oppenheimer Global Equity Sub-Account prior to the merger, and the combined results thereafter.

       FIRST METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
           OF FIRST METLIFE INVESTORS INSURANCE COMPANY
         NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)



4.  SIGNIFICANT ACCOUNTING POLICIES


BASIS OF ACCOUNTING
The financial statements have been prepared in accordance with accounting principles generally accepted in the United States of America ("GAAP") applicable for variable annuity separate accounts registered as unit investment trusts.

SECURITY TRANSACTIONS
Security transactions are recorded on a trade date basis. Realized gains and losses on the sales of investments are computed on the basis of the average cost of the investment sold. Income from dividends and realized gain distributions are recorded on the ex-distribution date.

SECURITY VALUATION
A Sub-Account's investment in shares of a fund or portfolio of the Trusts is valued at fair value based on the closing net asset value ("NAV") or price per share as determined by the Trusts as of the end of the year. All changes in fair value are recorded as changes in unrealized gains (losses) on investments in the statements of operations of the applicable Sub-Accounts.

The Separate Account defines fair value as the price that would be received to sell an asset or paid to transfer a liability (an exit price) in the principal or most advantageous market for the asset or liability in an orderly transaction between market participants on the measurement date. The Separate Account prioritizes the inputs to fair valuation techniques and allows for the use of unobservable inputs to the extent that observable inputs are not available. The Separate Account has categorized its assets based on the priority of the inputs to the respective valuation technique. The fair value hierarchy gives the highest priority to quoted prices in active markets for identical assets (Level 1) and the lowest priority to unobservable inputs (Level 3). An asset's classification within the fair value hierarchy is based on the lowest level of significant input to its valuation. The input levels are as follows:

Level 1 Unadjusted quoted prices in active markets for identical assets that the Separate Account has the ability to access.
Level 2 Observable inputs other than quoted prices in Level 1 that are observable either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market or prices for similar instruments.
Level 3 Unobservable inputs that are supported by little or no market activity and are significant to the fair value of the assets, representing the Separate Account's own assumptions about the assumptions a market participant would use in valuing the asset, and based on the best information available.

Each Sub-Account invests in shares of open-end mutual funds which calculate a daily NAV based on the fair value of the underlying securities in their portfolios. As a result, and as required by law, shares of open-end mutual funds are purchased and redeemed at their quoted daily NAV as reported by the Trusts at the close of each business day. On that basis, the inputs used to value all shares held by the Separate Account, which are measured at fair value on a recurring basis, are classified as Level 2. There were no transfers between Level 1 and Level 2, and no activity in Level 3 during the year.

FEDERAL INCOME TAXES
The operations of the Separate Account form a part of the total operations of the Company and are not taxed separately. The Company is taxed as a life insurance company under the provisions of the Internal Revenue Code ("IRC"). Under the current provisions of the IRC, the Company does not expect to incur federal income taxes on the earnings of the Separate Account to the extent the earnings are credited under the Contracts. Accordingly, no charge is currently being made to the Separate Account for federal income taxes. The Company will periodically review the status of this policy in the event of changes in the tax law. A charge may be made in future years for any federal income taxes that would be attributable to the Contracts.

       FIRST METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
           OF FIRST METLIFE INVESTORS INSURANCE COMPANY
         NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)



4.  SIGNIFICANT ACCOUNTING POLICIES -- (CONCLUDED)


ANNUITY PAYOUTS
Net assets allocated to Contracts in the payout period are computed according to industry standard mortality tables. The assumed investment return is between
3.0 and 4.0 percent. The mortality risk is fully borne by the Company and may result in additional amounts being transferred into the Separate Account by the Company to cover greater longevity of annuitants than expected. Conversely, if amounts allocated exceed amounts required, transfers may be made to the Company.

PURCHASE PAYMENTS
Purchase payments received from contract owners by the Company are credited as accumulation units as of the end of the valuation period in which received, as provided in the prospectus of the Contracts, and are reported as contract transactions on the statements of changes in net assets of the applicable Sub-Accounts.

NET TRANSFERS
Funds transferred by the contract owner into or out of Sub-Accounts within the Separate Account or into or out of the fixed account, which is part of the Company's general account, are recorded on a net basis as net transfers in the statements of changes in net assets of the applicable Sub-Accounts.

USE OF ESTIMATES
The preparation of financial statements in accordance with GAAP requires management to make estimates and assumptions that affect amounts reported herein. Actual results could differ from these estimates.


5.  EXPENSES AND RELATED PARTY TRANSACTIONS


The following annual Separate Account charges are asset-based charges and assessed through a daily reduction in unit values, which are recorded as expenses in the accompanying statements of operations of the applicable Sub-Accounts:

      Mortality and Expense Risk -- The mortality risk assumed by the Company is the risk that those insured may die sooner than anticipated and therefore, the Company will pay an aggregate amount of death benefits greater than anticipated. The expense risk assumed is the risk that expenses incurred in issuing and administering the Contracts will exceed the amounts realized from the administrative charges assessed against the Contracts. In addition, the charge compensates the Company for the risk that the investor may live longer than estimated and the Company would be obligated to pay more in income payments than anticipated.

      Administrative -- The Company has responsibility for the administration of the Contracts and the Separate Account. Generally, the administrative charge is related to the maintenance, including distribution, of each contract and the Separate Account.

      Optional Death Benefit Rider -- For an additional charge, the total death benefit payable may be increased based on the increases in account value in the Contracts.

      Guaranteed Minimum Accumulation Benefit -- For an additional charge, the Company will guarantee that the contract value will not be less than a guaranteed minimum amount at the end of a specified number of years.

      The table below represents the range of effective annual rates for each respective charge for the year ended December 31, 2013:

     ---------------------------------------------------------------------------------------------------------------------------
      Mortality and Expense Risk                                                                                0.50% - 1.60%
     ---------------------------------------------------------------------------------------------------------------------------
      Administrative                                                                                            0.15% - 0.25%
     ---------------------------------------------------------------------------------------------------------------------------
      Optional Death Benefit Rider                                                                              0.15% - 0.30%
     ---------------------------------------------------------------------------------------------------------------------------
      Guaranteed Minimum Accumulation Benefit                                                                   1.50%
     ---------------------------------------------------------------------------------------------------------------------------

      The above referenced charges may not necessarily correspond to the costs associated with providing the services or benefits indicated by the designation of the charge or associated with a particular contract. The range of effective rates disclosed above excludes any waivers granted to certain Sub-Accounts.

       FIRST METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
           OF FIRST METLIFE INVESTORS INSURANCE COMPANY
         NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)



5.  EXPENSES AND RELATED PARTY TRANSACTIONS -- (CONCLUDED)


The following optional rider charges paid to the Company are charged at each contract anniversary date through the redemption of units and are recorded as contract charges in the accompanying statements of changes in net assets of the applicable Sub-Accounts:

      Guaranteed Minimum Accumulation Benefit -- For an additional charge, the Company will guarantee that the contract value will not be less than a guaranteed minimum amount at the end of a specified number of years.

      Lifetime Withdrawal Guarantee -- For an additional charge, the Company will guarantee minimum withdrawals for life regardless of market conditions.

      Guaranteed Withdrawal Benefit -- For an additional charge, the Company will guarantee minimum withdrawals regardless of market conditions.

      Guaranteed Minimum Income Benefit/Lifetime Income Solution -- For an additional charge, the Company will guarantee a minimum payment regardless of market conditions.

      Enhanced Guaranteed Withdrawal Benefit -- For an additional charge, the Company will guarantee that at least the entire amount of purchase payments will be returned through a series of withdrawals without annuitizing.

      The table below represents the range of effective annual rates for each respective charge for the year ended December 31, 2013:

     -------------------------------------------------------------------------------------------------------------------------
      Guaranteed Minimum Accumulation Benefit                                                                 0.75%
     -------------------------------------------------------------------------------------------------------------------------
      Lifetime Withdrawal Guarantee                                                                           0.50% - 1.80%
     -------------------------------------------------------------------------------------------------------------------------
      Guaranteed Withdrawal Benefit                                                                           0.25% - 1.00%
     -------------------------------------------------------------------------------------------------------------------------
      Guaranteed Minimum Income Benefit/Lifetime Income Solution                                              0.50% - 1.50%
     -------------------------------------------------------------------------------------------------------------------------
      Enhanced Guaranteed Withdrawal Benefit                                                                  0.55% - 1.00%
     -------------------------------------------------------------------------------------------------------------------------

      The above referenced charges may not necessarily correspond to the costs associated with providing the services or benefits indicated by the designation of the charge or associated with a particular contract.

A contract maintenance fee ranging from $30 - $40 is assessed on an annual basis for Contracts with a value of less than $50,000. A transfer fee of $25 may be deducted after twelve transfers are made in a contract year or, if less, 2% of the amount transferred from the contract value. In addition, most Contracts impose a surrender charge which ranges from 0% to 9% if the contract is partially or fully surrendered within the specified surrender charge period. These charges are paid to the Company, assessed through the redemption of units, and are recorded as contract charges in the accompanying statements of changes in net assets of the applicable Sub-Accounts.

MetLife Advisers, LLC, which acts in the capacity of investment adviser to the portfolios of the MIST and MSF Trusts, is an affiliate of the Company.

       FIRST METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
           OF FIRST METLIFE INVESTORS INSURANCE COMPANY
         NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)



6.  STATEMENTS OF INVESTMENTS


                                                                                                            FOR THE YEAR ENDED
                                                                       AS OF DECEMBER 31, 2013               DECEMBER 31, 2013
                                                                  -------------------------------     ------------------------------
                                                                                                         COST OF         PROCEEDS
                                                                      SHARES          COST ($)        PURCHASES ($)   FROM SALES ($)
                                                                  -------------     -------------     -------------   --------------
     American Funds Bond Sub-Account............................      1,024,419        10,997,843         2,726,083        1,081,208
     American Funds Global Growth Sub-Account...................        896,396        19,311,897         1,167,294        2,634,804
     American Funds Global Small Capitalization Sub-Account.....        204,248         3,677,356           514,175          560,744
     American Funds Growth Sub-Account..........................        760,522        41,884,261         2,011,949        6,217,592
     American Funds Growth-Income Sub-Account...................        607,756        22,656,044         2,215,129        4,250,251
     Fidelity VIP Contrafund Sub-Account........................        624,451        16,816,087         1,120,985        2,409,821
     Fidelity VIP Equity-Income Sub-Account.....................          3,663            77,000             7,070            2,041
     Fidelity VIP Mid Cap Sub-Account...........................        485,651        14,395,370         3,701,872        1,107,778
     FTVIPT Franklin Income Securities Sub-Account..............      1,607,467        24,617,582         4,080,451        2,715,030
     FTVIPT Franklin Small Cap Value Securities Sub-Account.....        160,331         2,620,031           842,402          339,047
     FTVIPT Mutual Shares Securities Sub-Account................        204,182         3,457,103           500,643          693,778
     FTVIPT Templeton Foreign Securities Sub-Account............        887,474        13,600,541           861,544        2,751,654
     FTVIPT Templeton Global Bond Securities Sub-Account........        697,124        12,917,370         3,481,379          543,802
     Invesco V.I. American Value Sub-Account....................        124,387         1,736,849           803,015          326,734
     Invesco V.I. Equity and Income Sub-Account.................      1,026,585        14,440,026         2,530,440        2,064,791
     Invesco V.I. Global Real Estate Sub-Account................         91,718         1,233,881           382,314          140,786
     Invesco V.I. Growth and Income Sub-Account.................        602,943        10,934,951         1,798,861        1,289,415
     Invesco V.I. International Growth Sub-Account..............        341,161         9,178,215         1,325,326          516,554
     LMPVET ClearBridge Variable Aggressive Growth
       Sub-Account..............................................        697,165        11,782,670         3,311,181        2,343,897
     LMPVET ClearBridge Variable All Cap Value Sub-Account......        304,506         6,186,898           769,012          883,768
     LMPVET ClearBridge Variable Appreciation Sub-Account.......        767,848        19,145,846         4,673,179        1,345,756
     LMPVET ClearBridge Variable Equity Income Sub-Account......      1,110,608        13,055,645         3,699,643        1,635,905
     LMPVET ClearBridge Variable Large Cap Growth
       Sub-Account..............................................         14,073           228,790            32,379           73,828
     LMPVET ClearBridge Variable Large Cap Value Sub-Account....         19,508           283,210            24,571           63,965
     LMPVET ClearBridge Variable Small Cap Growth
       Sub-Account..............................................        234,040         3,881,658         1,889,941          805,050
     LMPVET Investment Counsel Variable Social Awareness
       Sub-Account..............................................            931            26,956            16,032              244
     LMPVET Variable Lifestyle Allocation 50% Sub-Account.......        225,983         2,710,105           584,295          411,898
     LMPVET Variable Lifestyle Allocation 70% Sub-Account.......          7,076            79,417            10,537          130,235
     LMPVET Variable Lifestyle Allocation 85% Sub-Account.......         85,240           939,100           138,715          142,417
     LMPVIT Western Asset Variable Global High Yield Bond
       Sub-Account..............................................      1,230,771        10,058,764         2,824,184        1,392,512
     MIST AllianceBernstein Global Dynamic Allocation
       Sub-Account..............................................     13,885,360       139,558,258        25,246,005        5,233,868
     MIST American Funds Balanced Allocation Sub-Account........     19,519,025       171,783,968        23,976,327       14,575,984
     MIST American Funds Growth Allocation Sub-Account..........      9,145,623        72,739,743        13,153,833       12,579,487
     MIST American Funds Growth Sub-Account.....................      4,392,914        37,657,578         6,498,901        8,750,514
     MIST American Funds Moderate Allocation Sub-Account........     10,941,473       100,365,231        11,282,781       12,918,717
     MIST AQR Global Risk Balanced Sub-Account..................     16,546,279       178,216,572        32,334,118       19,634,984
     MIST BlackRock Global Tactical Strategies Sub-Account......     27,020,160       265,756,423        41,432,196        9,823,160
     MIST BlackRock High Yield Sub-Account......................      2,295,993        18,823,438         5,731,999        6,996,974
     MIST BlackRock Large Cap Core Sub-Account..................        146,944         1,346,087           270,830          320,100
     MIST Clarion Global Real Estate Sub-Account................      2,029,221        23,052,734         3,944,878        2,002,451
     MIST ClearBridge Aggressive Growth II Sub-Account..........        127,175         8,648,971         1,514,138        2,352,186
     MIST ClearBridge Aggressive Growth Sub-Account.............      3,057,444        25,829,841         6,371,556        5,100,311
     MIST Goldman Sachs Mid Cap Value Sub-Account...............      1,443,160        19,257,630         3,673,076        2,876,762
     MIST Harris Oakmark International Sub-Account..............      3,568,734        50,480,984         9,160,120        8,632,564
     MIST Invesco Balanced-Risk Allocation Sub-Account..........      3,522,023        36,886,682        17,918,081        5,212,245
     MIST Invesco Comstock Sub-Account..........................      1,881,618        18,500,862         2,944,119        3,467,119
     MIST Invesco Mid Cap Value Sub-Account.....................        866,612        13,312,010         1,032,755        3,457,997

(a)  For the period April 29, 2013 to December 31, 2013.

       FIRST METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
           OF FIRST METLIFE INVESTORS INSURANCE COMPANY
         NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)



6.  STATEMENTS OF INVESTMENTS -- (CONTINUED)


                                                                                                            FOR THE YEAR ENDED
                                                                      AS OF DECEMBER 31, 2013                DECEMBER 31, 2013
                                                                  -------------------------------    -------------------------------
                                                                                                         COST OF         PROCEEDS
                                                                      SHARES          COST ($)        PURCHASES ($)   FROM SALES ($)
                                                                  -------------     -------------    --------------   --------------
     MIST Invesco Small Cap Growth Sub-Account..................      1,382,686        18,075,390        3,281,862         5,563,833
     MIST JPMorgan Core Bond Sub-Account........................      2,618,878        27,475,124       31,767,640        32,322,906
     MIST JPMorgan Global Active Allocation Sub-Account.........      3,912,197        41,804,470       25,644,570           279,199
     MIST JPMorgan Small Cap Value Sub-Account..................        234,855         3,143,486          264,782           865,982
     MIST Loomis Sayles Global Markets Sub-Account..............      1,272,679        14,622,191        1,054,711         6,388,595
     MIST Lord Abbett Bond Debenture Sub-Account................      2,201,929        26,693,654        3,632,101         5,327,296
     MIST Met/Eaton Vance Floating Rate Sub-Account.............        691,503         7,200,452        5,873,742         2,419,567
     MIST Met/Franklin Low Duration Total Return Sub-Account....      1,980,760        19,752,170       13,852,758         2,510,059
     MIST Met/Templeton International Bond Sub-Account..........        329,181         3,908,002          828,878         2,015,401
     MIST MetLife Aggressive Strategy Sub-Account...............      8,352,342        88,864,321        7,150,741        10,075,818
     MIST MetLife Balanced Plus Sub-Account.....................     30,451,601       305,548,106       75,849,994         2,995,367
     MIST MetLife Balanced Strategy Sub-Account.................     45,361,924       468,010,947       20,976,006        52,096,241
     MIST MetLife Defensive Strategy Sub-Account................     15,809,993       162,853,266       16,373,559        37,542,841
     MIST MetLife Growth Strategy Sub-Account...................     34,556,735       383,811,363       62,879,332        48,896,020
     MIST MetLife Moderate Strategy Sub-Account.................     24,980,975       258,091,667       18,592,354        29,876,276
     MIST MetLife Multi-Index Targeted Risk Sub-Account.........      1,112,169        12,087,704       11,617,347           168,830
     MIST MFS Emerging Markets Equity Sub-Account...............      3,598,051        36,261,150        3,719,654         3,985,755
     MIST MFS Research International Sub-Account................      3,264,064        36,140,938        1,491,024         4,636,012
     MIST Morgan Stanley Mid Cap Growth Sub-Account.............        669,309         7,264,044        1,518,941           972,083
     MIST Oppenheimer Global Equity Sub-Account.................        240,344         4,117,917        3,995,448           752,955
     MIST PIMCO Inflation Protected Bond Sub-Account............      8,619,966        94,553,138       16,626,489        19,006,333
     MIST PIMCO Total Return Sub-Account........................     15,635,903       185,202,064       27,079,718        23,968,914
     MIST Pioneer Fund Sub-Account..............................        829,086        11,042,114        1,878,275         1,197,659
     MIST Pioneer Strategic Income Sub-Account..................      5,155,773        55,151,959       12,881,116         4,926,513
     MIST Pyramis Government Income Sub-Account.................      4,937,031        53,124,701       14,524,538        14,653,712
     MIST Pyramis Managed Risk Sub-Account (a)..................        366,398         3,773,261        4,271,312           512,847
     MIST Schroders Global Multi-Asset Sub-Account..............      1,470,721        15,793,775       10,103,420           790,933
     MIST SSgA Growth and Income ETF Sub-Account................      7,304,082        79,263,411        8,329,728        18,717,005
     MIST SSgA Growth ETF Sub-Account...........................      4,025,924        43,899,367       17,894,767         5,369,910
     MIST T. Rowe Price Large Cap Value Sub-Account.............      1,669,815        40,407,303        3,431,782         6,665,222
     MIST T. Rowe Price Mid Cap Growth Sub-Account..............      3,785,398        32,309,294        4,139,555         6,433,501
     MIST Third Avenue Small Cap Value Sub-Account..............      1,920,884        28,774,975        4,664,825         4,413,659
     MSF Baillie Gifford International Stock Sub-Account........      1,849,049        17,288,208       20,188,615         3,402,696
     MSF Barclays Aggregate Bond Index Sub-Account..............        997,806        10,982,111        4,080,644         4,415,479
     MSF BlackRock Bond Income Sub-Account......................         86,879         9,290,905        2,536,412         1,864,931
     MSF BlackRock Capital Appreciation Sub-Account.............         36,917           876,291          125,932           308,264
     MSF BlackRock Money Market Sub-Account.....................        712,863        71,286,256       44,868,927        57,694,771
     MSF Davis Venture Value Sub-Account........................      1,766,685        51,744,841        3,423,121         9,927,661
     MSF Frontier Mid Cap Growth Sub-Account (a)................        283,356         8,176,045        9,256,572         1,175,345
     MSF Jennison Growth Sub-Account............................      3,730,519        43,062,435        6,003,394         9,058,329
     MSF Loomis Sayles Small Cap Core Sub-Account...............          3,188           706,726          218,777           299,814
     MSF Loomis Sayles Small Cap Growth Sub-Account.............         34,473           327,745           47,760           120,299
     MSF Met/Artisan Mid Cap Value Sub-Account..................         73,243        15,140,063        1,784,308         2,499,073
     MSF Met/Dimensional International Small Company
       Sub-Account..............................................        257,506         3,737,702        1,321,782           849,505
     MSF MetLife Conservative Allocation Sub-Account............        196,428         2,145,585          237,695           244,707
     MSF MetLife Conservative to Moderate Allocation
       Sub-Account..............................................        166,450         1,814,865          222,613           116,991
     MSF MetLife Mid Cap Stock Index Sub-Account................        361,259         4,857,846        1,632,414         1,216,078
     MSF MetLife Moderate Allocation Sub-Account................      1,408,385        14,761,678          619,362         2,760,288
     MSF MetLife Moderate to Aggressive Allocation Sub-Account..        436,397         4,442,883          238,331         2,365,544
     MSF MetLife Stock Index Sub-Account........................      1,176,308        35,044,025        5,655,841         5,490,514
     MSF MFS Total Return Sub-Account...........................         60,192         8,166,597          462,993         1,597,096

(a)  For the period April 29, 2013 to December 31, 2013.

       FIRST METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
           OF FIRST METLIFE INVESTORS INSURANCE COMPANY
         NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)



6.  STATEMENTS OF INVESTMENTS -- (CONCLUDED)


                                                                                                           FOR THE YEAR ENDED
                                                                      AS OF DECEMBER 31, 2013               DECEMBER 31, 2013
                                                                  ------------------------------     -------------------------------
                                                                                                         COST OF         PROCEEDS
                                                                     SHARES           COST ($)        PURCHASES ($)   FROM SALES ($)
                                                                  -------------    -------------     --------------   --------------
     MSF MFS Value Sub-Account..................................      1,418,593       20,351,182        19,808,708         4,071,887
     MSF MSCI EAFE Index Sub-Account............................        393,662        4,332,925           804,098           650,586
     MSF Neuberger Berman Genesis Sub-Account...................        859,297       12,130,726        13,928,476         2,179,329
     MSF Russell 2000 Index Sub-Account.........................        519,437        7,524,441         4,111,710         1,614,914
     MSF T. Rowe Price Large Cap Growth Sub-Account.............        708,137       13,572,413        14,460,472         1,778,497
     MSF T. Rowe Price Small Cap Growth Sub-Account.............         23,708          287,378            33,741           156,431
     MSF Van Eck Global Natural Resources Sub-Account...........        445,995        6,531,012           668,965         2,205,255
     MSF Western Asset Management Strategic Bond Opportunities
       Sub-Account..............................................          2,764           34,198             4,050               540
     MSF Western Asset Management U.S. Government
       Sub-Account..............................................      2,595,150       31,224,678         4,547,738         5,054,347
     Oppenheimer VA Main Street Small Cap Sub-Account...........        177,039        2,710,495           352,764           750,770
     PIMCO VIT High Yield Sub-Account...........................         20,434          142,904            16,987             6,962
     PIMCO VIT Low Duration Sub-Account.........................         10,956          112,119            12,173            97,995
     Pioneer VCT Emerging Markets Sub-Account...................            680           14,556               464               603
     Pioneer VCT Equity Income Sub-Account......................            324            6,810               201             2,354
     Pioneer VCT Mid Cap Value Sub-Account......................         97,802        1,651,717           176,836           253,234
     Pioneer VCT Real Estate Shares Sub-Account.................            471              624               644               202
     Putnam VT Equity Income Sub-Account........................          3,475           52,301             1,276             6,288
     Putnam VT Multi-Cap Growth Sub-Account.....................          8,630          166,922            16,614             6,000
     Russell Aggressive Equity Sub-Account......................            235            2,962               291                50
     Russell Core Bond Sub-Account..............................          2,174           23,142               399               320
     Russell Global Real Estate Securities Sub-Account..........            470            6,400               552               102
     Russell Multi-Style Equity Sub-Account.....................          2,000           27,667             2,346               469
     Russell Non-U.S. Sub-Account...............................          1,014           10,239               224               156
     UIF U.S. Real Estate Sub-Account...........................        302,122        4,434,107           855,666           430,278

(a)  For the period April 29, 2013 to December 31, 2013.

This page is intentionally left blank.

       FIRST METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
           OF FIRST METLIFE INVESTORS INSURANCE COMPANY
         NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)



7.  SCHEDULES OF UNITS
    FOR THE YEARS ENDED DECEMBER 31, 2013 AND 2012:


                                                                                                    AMERICAN FUNDS GLOBAL SMALL
                                          AMERICAN FUNDS BOND       AMERICAN FUNDS GLOBAL GROWTH          CAPITALIZATION
                                              SUB-ACCOUNT                    SUB-ACCOUNT                    SUB-ACCOUNT
                                     -----------------------------  -----------------------------  -----------------------------
                                          2013           2012            2013           2012            2013           2012
                                     -------------  --------------  -------------  --------------  -------------  -------------

Units beginning of year............        541,160         468,099        762,664         836,406        137,433        129,850
Units issued and transferred
   from other funding options......        167,068         139,220         57,555          82,039         22,419         32,456
Units redeemed and transferred to
   other funding options...........       (86,362)        (66,159)      (101,045)       (155,781)       (22,634)       (24,873)
                                     -------------  --------------  -------------  --------------  -------------  -------------
Units end of year..................        621,866         541,160        719,174         762,664        137,218        137,433
                                     =============  ==============  =============  ==============  =============  =============


                                                                             AMERICAN FUNDS
                                          AMERICAN FUNDS GROWTH               GROWTH-INCOME              FIDELITY VIP CONTRAFUND
                                               SUB-ACCOUNT                     SUB-ACCOUNT                     SUB-ACCOUNT
                                     ------------------------------  ------------------------------  ------------------------------
                                          2013            2012            2013            2012            2013            2012
                                     --------------  --------------  --------------  --------------  --------------  --------------

Units beginning of year............         297,526         308,858         226,731         244,111         396,480         392,623
Units issued and transferred
   from other funding options......          21,974          35,796          22,224          17,782          72,916          63,784
Units redeemed and transferred to
   other funding options...........        (42,757)        (47,128)        (38,579)        (35,162)        (63,066)        (59,927)
                                     --------------  --------------  --------------  --------------  --------------  --------------
Units end of year..................         276,743         297,526         210,376         226,731         406,330         396,480
                                     ==============  ==============  ==============  ==============  ==============  ==============

                                                                                                      FTVIPT FRANKLIN INCOME
                                      FIDELITY VIP EQUITY-INCOME        FIDELITY VIP MID CAP                SECURITIES
                                              SUB-ACCOUNT                    SUB-ACCOUNT                    SUB-ACCOUNT
                                     -----------------------------  -----------------------------  -----------------------------
                                          2013           2012            2013           2012            2013            2012
                                     --------------  -------------  -------------  --------------   -------------  -------------

Units beginning of year............           4,148          4,185        285,127         232,263         443,053        468,933
Units issued and transferred
   from other funding options......              --             --         55,398          84,140          72,908         65,224
Units redeemed and transferred to
   other funding options...........            (33)           (37)       (39,191)        (31,276)        (71,854)       (91,104)
                                     --------------  -------------  -------------  --------------   -------------  -------------
Units end of year..................           4,115          4,148        301,334         285,127         444,107        443,053
                                     ==============  =============  =============  ==============   =============  =============


                                        FTVIPT FRANKLIN SMALL           FTVIPT MUTUAL SHARES             FTVIPT TEMPLETON
                                        CAP VALUE SECURITIES                 SECURITIES                 FOREIGN SECURITIES
                                             SUB-ACCOUNT                     SUB-ACCOUNT                    SUB-ACCOUNT
                                     -----------------------------  -----------------------------  -----------------------------
                                         2013            2012            2013           2012            2013           2012
                                     -------------  --------------  --------------  -------------  -------------  --------------

Units beginning of year............        236,169         145,881         165,250        165,249        641,242         694,689
Units issued and transferred
   from other funding options......         81,502         110,278          19,973         19,525         33,997          69,472
Units redeemed and transferred to
   other funding options...........       (40,944)        (19,990)        (29,311)       (19,524)      (108,754)       (122,919)
                                     -------------  --------------  --------------  -------------  -------------  --------------
Units end of year..................        276,727         236,169         155,912        165,250        566,485         641,242
                                     =============  ==============  ==============  =============  =============  ==============

                                         FTVIPT TEMPLETON GLOBAL              INVESCO V.I.                   INVESCO V.I.
                                             BOND SECURITIES                 AMERICAN VALUE                EQUITY AND INCOME
                                               SUB-ACCOUNT                     SUB-ACCOUNT                    SUB-ACCOUNT
                                     ------------------------------  ------------------------------  ------------------------------
                                          2013            2012            2013            2012            2013            2012
                                     --------------  --------------  --------------  --------------  --------------  --------------

Units beginning of year............         539,148         386,576         117,741         101,338         893,861         845,034
Units issued and transferred
   from other funding options......         183,446         196,181          61,110          34,164         176,181         171,876
Units redeemed and transferred to
   other funding options...........        (62,138)        (43,609)        (25,159)        (17,761)       (151,395)       (123,049)
                                     --------------  --------------  --------------  --------------  --------------  --------------
Units end of year..................         660,456         539,148         153,692         117,741         918,647         893,861
                                     ==============  ==============  ==============  ==============  ==============  ==============


                                                                            INVESCO V.I. GROWTH
                                     INVESCO V.I. GLOBAL REAL ESTATE            AND INCOME
                                               SUB-ACCOUNT                      SUB-ACCOUNT
                                     --------------------------------  ------------------------------
                                           2013            2012             2013            2012
                                      --------------  --------------   --------------  --------------

Units beginning of year............          126,407          90,701          576,738         504,168
Units issued and transferred
   from other funding options......           41,574          54,503          101,100         127,748
Units redeemed and transferred to
   other funding options...........         (19,597)        (18,797)         (86,297)        (55,178)
                                      --------------  --------------   --------------  --------------
Units end of year..................          148,384         126,407          591,541         576,738
                                      ==============  ==============   ==============  ==============


                                              INVESCO V.I.
                                          INTERNATIONAL GROWTH
                                               SUB-ACCOUNT
                                     ------------------------------
                                          2013            2012
                                     --------------  --------------

Units beginning of year............         348,180         269,560
Units issued and transferred
   from other funding options......          60,815         104,364
Units redeemed and transferred to
   other funding options...........        (30,958)        (25,744)
                                     --------------  --------------
Units end of year..................         378,037         348,180
                                     ==============  ==============

                                         LMPVET CLEARBRIDGE             LMPVET CLEARBRIDGE           LMPVET CLEARBRIDGE
                                     VARIABLE AGGRESSIVE GROWTH       VARIABLE ALL CAP VALUE        VARIABLE APPRECIATION
                                             SUB-ACCOUNT                    SUB-ACCOUNT                  SUB-ACCOUNT
                                     ----------------------------  ----------------------------  ----------------------------
                                         2013           2012            2013           2012          2013           2012
                                     -------------  -------------  -------------  -------------  -------------  -------------

Units beginning of year............        784,327        835,117        189,681        229,103        481,135        443,325
Units issued and transferred
   from other funding options......        176,287        101,905          8,318         28,042        120,519        124,230
Units redeemed and transferred to
   other funding options...........      (153,348)      (152,695)       (24,244)       (67,464)       (56,152)       (86,420)
                                     -------------  -------------  -------------  -------------  -------------  -------------
Units end of year..................        807,266        784,327        173,755        189,681        545,502        481,135
                                     =============  =============  =============  =============  =============  =============


                                         LMPVET CLEARBRIDGE              LMPVET CLEARBRIDGE           LMPVET CLEARBRIDGE
                                       VARIABLE EQUITY INCOME         VARIABLE LARGE CAP GROWTH    VARIABLE LARGE CAP VALUE
                                             SUB-ACCOUNT                     SUB-ACCOUNT                  SUB-ACCOUNT
                                     ----------------------------  -----------------------------  ----------------------------
                                         2013           2012            2013            2012          2013           2012
                                     -------------  -------------  --------------  -------------  -------------  -------------

Units beginning of year............        732,611        779,019          18,448         20,667         20,265         67,445
Units issued and transferred
   from other funding options......        247,375        175,087               8             54            133          8,726
Units redeemed and transferred to
   other funding options...........      (128,599)      (221,495)         (3,556)        (2,273)        (3,190)       (55,906)
                                     -------------  -------------  --------------  -------------  -------------  -------------
Units end of year..................        851,387        732,611          14,900         18,448         17,208         20,265
                                     =============  =============  ==============  =============  =============  =============

(a) For the period April 30, 2012 to December 31, 2012.
(b) For the period November 12, 2012 to December 31, 2012.
(c) For the period April 29, 2013 to December 31, 2013.

       FIRST METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
           OF FIRST METLIFE INVESTORS INSURANCE COMPANY
         NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)



7.  SCHEDULES OF UNITS -- (CONTINUED)
    FOR THE YEARS ENDED DECEMBER 31, 2013 AND 2012:


                                         LMPVET CLEARBRIDGE          LMPVET INVESTMENT COUNSEL      LMPVET VARIABLE LIFESTYLE
                                      VARIABLE SMALL CAP GROWTH      VARIABLE SOCIAL AWARENESS           ALLOCATION 50%
                                             SUB-ACCOUNT                    SUB-ACCOUNT                    SUB-ACCOUNT
                                     ----------------------------  -----------------------------  -----------------------------
                                         2013            2012           2013           2012            2013           2012
                                     -------------  -------------  -------------  --------------  --------------  -------------

Units beginning of year............        167,724        167,508            344             345         140,448        127,101
Units issued and transferred
   from other funding options......         85,754         62,690            427              --          28,874         47,258
Units redeemed and transferred to
   other funding options...........       (49,226)       (62,474)            (1)             (1)        (21,684)       (33,911)
                                     -------------  -------------  -------------  --------------  --------------  -------------
Units end of year..................        204,252        167,724            770             344         147,638        140,448
                                     =============  =============  =============  ==============  ==============  =============


                                       LMPVET VARIABLE LIFESTYLE      LMPVET VARIABLE LIFESTYLE    LMPVIT WESTERN ASSET VARIABLE
                                            ALLOCATION 70%                 ALLOCATION 85%             GLOBAL HIGH YIELD BOND
                                              SUB-ACCOUNT                    SUB-ACCOUNT                    SUB-ACCOUNT
                                     -----------------------------  -----------------------------  ------------------------------
                                          2013           2012            2013           2012            2013           2012
                                     -------------  --------------  --------------  -------------   -------------  -------------

Units beginning of year............         12,513          14,235          72,032         68,995         379,818        340,720
Units issued and transferred
   from other funding options......            518             194           8,953         11,587         116,637        118,440
Units redeemed and transferred to
   other funding options...........        (7,815)         (1,916)         (8,760)        (8,550)        (75,480)       (79,342)
                                     -------------  --------------  --------------  -------------   -------------  -------------
Units end of year..................          5,216          12,513          72,225         72,032         420,975        379,818
                                     =============  ==============  ==============  =============   =============  =============

                                      MIST ALLIANCEBERNSTEIN GLOBAL        MIST AMERICAN FUNDS         MIST AMERICAN FUNDS GROWTH
                                           DYNAMIC ALLOCATION              BALANCED ALLOCATION                 ALLOCATION
                                               SUB-ACCOUNT                     SUB-ACCOUNT                     SUB-ACCOUNT
                                     -------------------------------  -----------------------------  ------------------------------
                                          2013            2012             2013           2012            2013            2012
                                     --------------  --------------   -------------  --------------  --------------  --------------

Units beginning of year............      12,223,640       7,184,466      18,273,562      18,410,307       9,043,043       9,221,546
Units issued and transferred
   from other funding options......       2,706,620       5,627,107       1,288,457       1,223,287       1,046,673         915,760
Units redeemed and transferred to
   other funding options...........     (1,136,558)       (587,933)     (1,527,447)     (1,360,032)     (1,432,717)     (1,094,263)
                                     --------------  --------------   -------------  --------------  --------------  --------------
Units end of year..................      13,793,702      12,223,640      18,034,572      18,273,562       8,656,999       9,043,043
                                     ==============  ==============   =============  ==============  ==============  ==============


                                                                       MIST AMERICAN FUNDS             MIST AQR GLOBAL
                                     MIST AMERICAN FUNDS GROWTH        MODERATE ALLOCATION              RISK BALANCED
                                             SUB-ACCOUNT                   SUB-ACCOUNT                   SUB-ACCOUNT
                                     ----------------------------  ----------------------------  ----------------------------
                                         2013           2012           2013           2012           2013           2012
                                     -------------  -------------  -------------  -------------  -------------  -------------

Units beginning of year............      4,686,153      4,523,749     10,707,750     10,953,176     15,510,367      8,143,593
Units issued and transferred
   from other funding options......        978,295      1,020,011        518,590        579,522      3,399,664      8,024,904
Units redeemed and transferred to
   other funding options...........    (1,004,713)      (857,607)    (1,220,625)      (824,948)    (3,084,301)      (658,130)
                                     -------------  -------------  -------------  -------------  -------------  -------------
Units end of year..................      4,659,735      4,686,153     10,005,715     10,707,750     15,825,730     15,510,367
                                     =============  =============  =============  =============  =============  =============

                                         MIST BLACKROCK GLOBAL                                          MIST BLACKROCK
                                          TACTICAL STRATEGIES        MIST BLACKROCK HIGH YIELD          LARGE CAP CORE
                                              SUB-ACCOUNT                   SUB-ACCOUNT                   SUB-ACCOUNT
                                     -----------------------------  ----------------------------  ----------------------------
                                          2013           2012           2013           2012           2013            2012
                                     --------------  -------------  -------------  -------------  -------------  -------------

Units beginning of year............      24,246,974     13,813,399        922,730        887,783        141,724        145,676
Units issued and transferred
   from other funding options......       4,867,450     11,930,835        225,833        283,265         24,142         66,941
Units redeemed and transferred to
   other funding options...........     (2,392,120)    (1,497,260)      (344,052)      (248,318)       (26,281)       (70,893)
                                     --------------  -------------  -------------  -------------  -------------  -------------
Units end of year..................      26,722,304     24,246,974        804,511        922,730        139,585        141,724
                                     ==============  =============  =============  =============  =============  =============


                                           MIST CLARION GLOBAL             MIST CLEARBRIDGE               MIST CLEARBRIDGE
                                               REAL ESTATE               AGGRESSIVE GROWTH II             AGGRESSIVE GROWTH
                                               SUB-ACCOUNT                    SUB-ACCOUNT                    SUB-ACCOUNT
                                     ------------------------------  -----------------------------  -----------------------------
                                          2013            2012            2013           2012            2013           2012
                                     --------------  --------------  --------------  -------------  --------------  -------------

Units beginning of year............       1,318,859       1,301,495          69,764         59,926       3,074,411      2,990,808
Units issued and transferred
   from other funding options......         262,109         223,553          11,060         24,606         790,878        620,995
Units redeemed and transferred to
   other funding options...........       (211,920)       (206,189)        (15,793)       (14,768)       (648,873)      (537,392)
                                     --------------  --------------  --------------  -------------  --------------  -------------
Units end of year..................       1,369,048       1,318,859          65,031         69,764       3,216,416      3,074,411
                                     ==============  ==============  ==============  =============  ==============  =============

                                                                                                           MIST INVESCO
                                          MIST GOLDMAN SACHS             MIST HARRIS OAKMARK               BALANCED-RISK
                                             MID CAP VALUE                  INTERNATIONAL                   ALLOCATION
                                              SUB-ACCOUNT                    SUB-ACCOUNT                    SUB-ACCOUNT
                                     -----------------------------  -----------------------------  ----------------------------
                                          2013           2012            2013           2012            2013         2012 (a)
                                     -------------  --------------  -------------  --------------  -------------  -------------

Units beginning of year............      1,191,626       1,252,452      2,521,486       2,793,398     23,220,671             --
Units issued and transferred
   from other funding options......        198,548         147,747        511,299         328,117     19,728,051     24,943,298
Units redeemed and transferred to
   other funding options...........      (192,031)       (208,573)      (522,444)       (600,029)    (7,506,313)    (1,722,627)
                                     -------------  --------------  -------------  --------------  -------------  -------------
Units end of year..................      1,198,143       1,191,626      2,510,341       2,521,486     35,442,409     23,220,671
                                     =============  ==============  =============  ==============  =============  =============



                                                                            MIST INVESCO                    MIST INVESCO
                                         MIST INVESCO COMSTOCK              MID CAP VALUE                 SMALL CAP GROWTH
                                              SUB-ACCOUNT                    SUB-ACCOUNT                     SUB-ACCOUNT
                                     -----------------------------  -----------------------------  ------------------------------
                                          2013           2012            2013           2012            2013            2012
                                     --------------  -------------   -------------  -------------  --------------  --------------

Units beginning of year............       1,817,421      1,903,918         635,965        665,042       1,297,630       1,263,477
Units issued and transferred
   from other funding options......         295,717        207,534          54,110         79,752         159,375         232,854
Units redeemed and transferred to
   other funding options...........       (334,277)      (294,031)       (127,022)      (108,829)       (323,467)       (198,701)
                                     --------------  -------------   -------------  -------------  --------------  --------------
Units end of year..................       1,778,861      1,817,421         563,053        635,965       1,133,538       1,297,630
                                     ==============  =============   =============  =============  ==============  ==============

(a) For the period April 30, 2012 to December 31, 2012.
(b) For the period November 12, 2012 to December 31, 2012.
(c) For the period April 29, 2013 to December 31, 2013.

       FIRST METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
           OF FIRST METLIFE INVESTORS INSURANCE COMPANY
         NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)



7.  SCHEDULES OF UNITS -- (CONTINUED)
    FOR THE YEARS ENDED DECEMBER 31, 2013 AND 2012:


                                             MIST JPMORGAN              MIST JPMORGAN GLOBAL               MIST JPMORGAN
                                               CORE BOND                  ACTIVE ALLOCATION               SMALL CAP VALUE
                                              SUB-ACCOUNT                    SUB-ACCOUNT                    SUB-ACCOUNT
                                     -----------------------------  -----------------------------  ----------------------------
                                          2013           2012            2013         2012 (a)          2013           2012
                                     -------------  --------------  -------------  --------------  -------------  -------------

Units beginning of year............      2,553,609       2,370,898     16,070,030              --        277,290        286,347
Units issued and transferred
   from other funding options......      5,776,024         825,612     25,602,237      16,432,006         17,838         23,328
Units redeemed and transferred to
   other funding options...........    (5,807,444)       (642,901)    (2,234,761)       (361,976)       (51,635)       (32,385)
                                     -------------  --------------  -------------  --------------  -------------  -------------
Units end of year..................      2,522,189       2,553,609     39,437,506      16,070,030        243,493        277,290
                                     =============  ==============  =============  ==============  =============  =============


                                          MIST LOOMIS SAYLES              MIST LORD ABBETT              MIST MET/EATON VANCE
                                            GLOBAL MARKETS                 BOND DEBENTURE                   FLOATING RATE
                                              SUB-ACCOUNT                    SUB-ACCOUNT                     SUB-ACCOUNT
                                     -----------------------------  -----------------------------  ------------------------------
                                          2013           2012            2013           2012            2013            2012
                                     --------------  -------------   -------------  -------------  --------------  --------------

Units beginning of year............       1,499,202      1,418,112       1,180,193      1,223,138         354,912         320,769
Units issued and transferred
   from other funding options......          99,737        313,470         121,490         98,940         563,336         118,862
Units redeemed and transferred to
   other funding options...........       (460,317)      (232,380)       (244,199)      (141,885)       (256,898)        (84,719)
                                     --------------  -------------   -------------  -------------  --------------  --------------
Units end of year..................       1,138,622      1,499,202       1,057,484      1,180,193         661,350         354,912
                                     ==============  =============   =============  =============  ==============  ==============

                                           MIST MET/FRANKLIN             MIST MET/TEMPLETON          MIST METLIFE AGGRESSIVE
                                       LOW DURATION TOTAL RETURN         INTERNATIONAL BOND                 STRATEGY
                                              SUB-ACCOUNT                    SUB-ACCOUNT                   SUB-ACCOUNT
                                     -----------------------------  -----------------------------  ----------------------------
                                          2013           2012            2013           2012           2013           2012
                                     --------------  -------------  --------------  -------------  -------------  -------------

Units beginning of year............         849,600        675,591         378,229        408,693      7,372,092      7,606,508
Units issued and transferred
   from other funding options......       1,491,687        357,425          69,456        157,687        598,581        519,806
Units redeemed and transferred to
   other funding options...........       (350,625)      (183,416)       (161,377)      (188,151)      (735,607)      (754,222)
                                     --------------  -------------  --------------  -------------  -------------  -------------
Units end of year..................       1,990,662        849,600         286,308        378,229      7,235,066      7,372,092
                                     ==============  =============  ==============  =============  =============  =============


                                         MIST METLIFE BALANCED           MIST METLIFE BALANCED          MIST METLIFE DEFENSIVE
                                                 PLUS                          STRATEGY                        STRATEGY
                                              SUB-ACCOUNT                     SUB-ACCOUNT                     SUB-ACCOUNT
                                     -----------------------------  ------------------------------  ------------------------------
                                          2013           2012            2013            2012            2013            2012
                                     -------------  --------------  --------------  --------------  --------------  --------------

Units beginning of year............     24,464,216      14,646,924      41,921,512      43,671,537      15,553,883      15,428,507
Units issued and transferred
   from other funding options......      8,029,948      10,925,988       2,025,161       2,299,777         999,417       2,227,597
Units redeemed and transferred to
   other funding options...........    (1,926,520)     (1,108,696)     (4,466,418)     (4,049,802)     (3,122,999)     (2,102,221)
                                     -------------  --------------  --------------  --------------  --------------  --------------
Units end of year..................     30,567,644      24,464,216      39,480,255      41,921,512      13,430,301      15,553,883
                                     =============  ==============  ==============  ==============  ==============  ==============

                                          MIST METLIFE GROWTH          MIST METLIFE MODERATE       MIST METLIFE MULTI-INDEX
                                               STRATEGY                      STRATEGY                    TARGETED RISK
                                              SUB-ACCOUNT                   SUB-ACCOUNT                   SUB-ACCOUNT
                                     ----------------------------  ----------------------------  ----------------------------
                                          2013           2012           2013           2012           2013         2012 (b)
                                     -------------  -------------  -------------  -------------  -------------  -------------

Units beginning of year............     30,181,839     32,058,417     22,703,210     23,395,250        630,313             --
Units issued and transferred
   from other funding options......      4,982,351      1,507,394      1,620,137      2,193,888     10,058,419        630,361
Units redeemed and transferred to
   other funding options...........    (3,860,868)    (3,383,972)    (2,628,378)    (2,885,928)      (354,516)           (48)
                                     -------------  -------------  -------------  -------------  -------------  -------------
Units end of year..................     31,303,322     30,181,839     21,694,969     22,703,210     10,334,216        630,313
                                     =============  =============  =============  =============  =============  =============


                                           MIST MFS EMERGING             MIST MFS RESEARCH            MIST MORGAN STANLEY
                                            MARKETS EQUITY                 INTERNATIONAL                MID CAP GROWTH
                                              SUB-ACCOUNT                   SUB-ACCOUNT                   SUB-ACCOUNT
                                     ----------------------------  ----------------------------  ----------------------------
                                          2013           2012           2013           2012           2013           2012
                                     -------------  -------------  -------------  -------------  -------------  -------------

Units beginning of year............      3,394,857      3,451,214      2,529,136      2,524,699        522,030        400,721
Units issued and transferred
   from other funding options......        640,651        559,631        129,577        359,848        131,738        196,726
Units redeemed and transferred to
   other funding options...........      (647,904)      (615,988)      (351,468)      (355,411)       (90,617)       (75,417)
                                     -------------  -------------  -------------  -------------  -------------  -------------
Units end of year..................      3,387,604      3,394,857      2,307,245      2,529,136        563,151        522,030
                                     =============  =============  =============  =============  =============  =============

                                           MIST OPPENHEIMER           MIST PIMCO INFLATION              MIST PIMCO
                                             GLOBAL EQUITY               PROTECTED BOND                TOTAL RETURN
                                              SUB-ACCOUNT                  SUB-ACCOUNT                  SUB-ACCOUNT
                                     ----------------------------  ---------------------------  ----------------------------
                                          2013           2012          2013           2012          2013           2012
                                     -------------  -------------  -------------  ------------  -------------  -------------

Units beginning of year............         44,590         49,295      6,599,311     6,796,818     11,119,601     11,646,547
Units issued and transferred
   from other funding options......        229,695          5,647      1,445,137     1,303,167      2,187,395      1,997,841
Units redeemed and transferred to
   other funding options...........       (78,206)       (10,352)    (2,035,668)   (1,500,674)    (2,526,330)    (2,524,787)
                                     -------------  -------------  -------------  ------------  -------------  -------------
Units end of year..................        196,079         44,590      6,008,780     6,599,311     10,780,666     11,119,601
                                     =============  =============  =============  ============  =============  =============


                                                                          MIST PIONEER                   MIST PYRAMIS
                                           MIST PIONEER FUND            STRATEGIC INCOME               GOVERNMENT INCOME
                                              SUB-ACCOUNT                  SUB-ACCOUNT                    SUB-ACCOUNT
                                     ----------------------------  ----------------------------  ----------------------------
                                         2013            2012           2013          2012            2013           2012
                                     -------------  -------------  -------------  -------------  -------------  -------------

Units beginning of year............        584,290        494,645      2,051,755      1,593,453      5,044,872      2,488,756
Units issued and transferred
   from other funding options......        130,690        162,045        869,900        843,909      1,864,692      3,357,938
Units redeemed and transferred to
   other funding options...........       (69,956)       (72,400)      (353,845)      (385,607)    (1,962,836)      (801,822)
                                     -------------  -------------  -------------  -------------  -------------  -------------
Units end of year..................        645,024        584,290      2,567,810      2,051,755      4,946,728      5,044,872
                                     =============  =============  =============  =============  =============  =============

(a) For the period April 30, 2012 to December 31, 2012.
(b) For the period November 12, 2012 to December 31, 2012.
(c) For the period April 29, 2013 to December 31, 2013.

       FIRST METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
           OF FIRST METLIFE INVESTORS INSURANCE COMPANY
         NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)



7.  SCHEDULES OF UNITS -- (CONTINUED)
    FOR THE YEARS ENDED DECEMBER 31, 2013 AND 2012:


                                      MIST PYRAMIS       MIST SCHRODERS GLOBAL             MIST SSGA GROWTH
                                      MANAGED RISK            MULTI-ASSET                   AND INCOME ETF
                                       SUB-ACCOUNT            SUB-ACCOUNT                     SUB-ACCOUNT
                                     --------------  ------------------------------  -----------------------------
                                        2013 (c)          2013          2012 (a)          2013           2012
                                     --------------  --------------  --------------  --------------  -------------

Units beginning of year............              --       6,104,275              --       7,600,144      7,252,539
Units issued and transferred
   from other funding options......         415,033      10,080,417       6,469,173         402,570      1,151,770
Units redeemed and transferred to
   other funding options...........        (54,037)     (1,505,391)       (364,898)     (1,392,616)      (804,165)
                                     --------------  --------------  --------------  --------------  -------------
Units end of year..................         360,996      14,679,301       6,104,275       6,610,098      7,600,144
                                     ==============  ==============  ==============  ==============  =============


                                                                          MIST T. ROWE PRICE             MIST T. ROWE PRICE
                                         MIST SSGA GROWTH ETF               LARGE CAP VALUE                MID CAP GROWTH
                                              SUB-ACCOUNT                     SUB-ACCOUNT                    SUB-ACCOUNT
                                     -----------------------------  ------------------------------  -----------------------------
                                          2013           2012            2013            2012           2013            2012
                                     --------------  -------------  --------------  --------------  -------------  --------------

Units beginning of year............       2,857,706      2,753,892         820,735         890,340      3,299,092       3,143,062
Units issued and transferred
   from other funding options......       1,228,869        423,631          83,733          69,079        332,053         628,213
Units redeemed and transferred to
   other funding options...........       (434,306)      (319,817)       (134,172)       (138,684)      (627,325)       (472,183)
                                     --------------  -------------  --------------  --------------  -------------  --------------
Units end of year..................       3,652,269      2,857,706         770,296         820,735      3,003,820       3,299,092
                                     ==============  =============  ==============  ==============  =============  ==============

                                            MIST THIRD AVENUE             MSF BAILLIE GIFFORD           MSF BARCLAYS AGGREGATE
                                             SMALL CAP VALUE              INTERNATIONAL STOCK                 BOND INDEX
                                               SUB-ACCOUNT                    SUB-ACCOUNT                     SUB-ACCOUNT
                                     ------------------------------  -----------------------------  ------------------------------
                                          2013            2012            2013           2012            2013            2012
                                     --------------  --------------  -------------  --------------  --------------  --------------

Units beginning of year............       1,683,151       1,787,164         22,889          23,770         797,523         576,848
Units issued and transferred
   from other funding options......         291,810         110,808      1,854,031           2,970         308,417         435,693
Units redeemed and transferred to
   other funding options...........       (267,399)       (214,821)      (323,346)         (3,851)       (319,662)       (215,018)
                                     --------------  --------------  -------------  --------------  --------------  --------------
Units end of year..................       1,707,562       1,683,151      1,553,574          22,889         786,278         797,523
                                     ==============  ==============  =============  ==============  ==============  ==============


                                            MSF BLACKROCK                 MSF BLACKROCK                 MSF BLACKROCK
                                             BOND INCOME              CAPITAL APPRECIATION              MONEY MARKET
                                             SUB-ACCOUNT                   SUB-ACCOUNT                   SUB-ACCOUNT
                                     ----------------------------  ----------------------------  ----------------------------
                                         2013           2012           2013           2012           2013           2012
                                     -------------  -------------  -------------  -------------  -------------  -------------

Units beginning of year............        163,404        163,488        118,706        101,568      7,755,108      8,260,359
Units issued and transferred
   from other funding options......         42,231         34,640         15,845         29,137      6,677,723      5,928,816
Units redeemed and transferred to
   other funding options...........       (39,631)       (34,724)       (22,380)       (11,999)    (7,600,637)    (6,434,067)
                                     -------------  -------------  -------------  -------------  -------------  -------------
Units end of year..................        166,004        163,404        112,171        118,706      6,832,194      7,755,108
                                     =============  =============  =============  =============  =============  =============

                                                                     MSF FRONTIER
                                                                        MID CAP
                                        MSF DAVIS VENTURE VALUE         GROWTH            MSF JENNISON GROWTH
                                              SUB-ACCOUNT             SUB-ACCOUNT             SUB-ACCOUNT
                                     -----------------------------  --------------  ------------------------------
                                          2013           2012          2013 (c)          2013            2012
                                     --------------  -------------  --------------  --------------  --------------

Units beginning of year............       4,690,263      5,061,770              --       3,445,041       2,364,504
Units issued and transferred
   from other funding options......         264,412        333,704         644,301         501,774       1,617,760
Units redeemed and transferred to
   other funding options...........       (732,241)      (705,211)        (80,523)       (663,551)       (537,223)
                                     --------------  -------------  --------------  --------------  --------------
Units end of year..................       4,222,434      4,690,263         563,778       3,283,264       3,445,041
                                     ==============  =============  ==============  ==============  ==============



                                          MSF LOOMIS SAYLES              MSF LOOMIS SAYLES              MSF MET/ARTISAN
                                           SMALL CAP CORE                SMALL CAP GROWTH                MID CAP VALUE
                                             SUB-ACCOUNT                    SUB-ACCOUNT                   SUB-ACCOUNT
                                     ----------------------------  ----------------------------  ----------------------------
                                         2013           2012            2013           2012           2013           2012
                                     -------------  -------------  -------------  -------------  -------------  -------------

Units beginning of year............         22,943         19,871         35,478         37,629        947,528        996,981
Units issued and transferred
   from other funding options......          3,477          5,291          3,630          3,317        132,504         80,864
Units redeemed and transferred to
   other funding options...........        (6,917)        (2,219)        (7,976)        (5,468)      (165,550)      (130,317)
                                     -------------  -------------  -------------  -------------  -------------  -------------
Units end of year..................         19,503         22,943         31,132         35,478        914,482        947,528
                                     =============  =============  =============  =============  =============  =============

                                          MSF MET/DIMENSIONAL         MSF METLIFE CONSERVATIVE       MSF METLIFE CONSERVATIVE
                                      INTERNATIONAL SMALL COMPANY            ALLOCATION               TO MODERATE ALLOCATION
                                              SUB-ACCOUNT                    SUB-ACCOUNT                    SUB-ACCOUNT
                                     -----------------------------  -----------------------------  -----------------------------
                                         2013            2012            2013           2012            2013           2012
                                     -------------  -------------   -------------  --------------  --------------  -------------

Units beginning of year............        188,988        207,878         177,334         187,588         147,886        147,155
Units issued and transferred
   from other funding options......         73,535         27,015          14,193          27,809          11,524         46,858
Units redeemed and transferred to
   other funding options...........       (53,451)       (45,905)        (17,648)        (38,063)         (6,377)       (46,127)
                                     -------------  -------------   -------------  --------------  --------------  -------------
Units end of year..................        209,072        188,988         173,879         177,334         153,033        147,886
                                     =============  =============   =============  ==============  ==============  =============


                                           MSF METLIFE MID CAP               MSF METLIFE               MSF METLIFE MODERATE
                                               STOCK INDEX               MODERATE ALLOCATION         TO AGGRESSIVE ALLOCATION
                                               SUB-ACCOUNT                   SUB-ACCOUNT                    SUB-ACCOUNT
                                     ------------------------------  ----------------------------  -----------------------------
                                          2013            2012           2013            2012           2013           2012
                                     --------------  --------------  -------------  -------------  -------------  --------------

Units beginning of year............         256,215         252,800      1,501,112      1,538,379        587,000         632,509
Units issued and transferred
   from other funding options......          82,713          51,693         10,487        107,616          9,845          33,899
Units redeemed and transferred to
   other funding options...........        (70,449)        (48,278)      (183,117)      (144,883)      (166,827)        (79,408)
                                     --------------  --------------  -------------  -------------  -------------  --------------
Units end of year..................         268,479         256,215      1,328,482      1,501,112        430,018         587,000
                                     ==============  ==============  =============  =============  =============  ==============

(a) For the period April 30, 2012 to December 31, 2012.
(b) For the period November 12, 2012 to December 31, 2012.
(c) For the period April 29, 2013 to December 31, 2013.

       FIRST METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
           OF FIRST METLIFE INVESTORS INSURANCE COMPANY
         NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)



7.  SCHEDULES OF UNITS -- (CONTINUED)
    FOR THE YEARS ENDED DECEMBER 31, 2013 AND 2012:



                                        MSF METLIFE STOCK INDEX       MSF MFS TOTAL RETURN             MSF MFS VALUE
                                              SUB-ACCOUNT                  SUB-ACCOUNT                  SUB-ACCOUNT
                                     ----------------------------  ---------------------------  ----------------------------
                                          2013           2012          2013           2012          2013           2012
                                     -------------  -------------  -------------  ------------  -------------  -------------

Units beginning of year............      2,742,510      2,700,737        197,543       203,240        284,489        308,939
Units issued and transferred
   from other funding options......        394,263        434,896         10,634        23,201      1,091,210         25,740
Units redeemed and transferred to
   other funding options...........      (414,327)      (393,123)       (29,730)      (28,898)      (238,532)       (50,190)
                                     -------------  -------------  -------------  ------------  -------------  -------------
Units end of year..................      2,722,446      2,742,510        178,447       197,543      1,137,167        284,489
                                     =============  =============  =============  ============  =============  =============


                                                                          MSF NEUBERGER
                                          MSF MSCI EAFE INDEX            BERMAN GENESIS             MSF RUSSELL 2000 INDEX
                                              SUB-ACCOUNT                  SUB-ACCOUNT                    SUB-ACCOUNT
                                     ----------------------------  ----------------------------  ----------------------------
                                         2013            2012           2013          2012            2013           2012
                                     -------------  -------------  -------------  -------------  -------------  -------------

Units beginning of year............        391,098        348,616          6,797          1,729        301,820        315,875
Units issued and transferred
   from other funding options......         62,361        111,767        759,379          5,149        205,584         84,083
Units redeemed and transferred to
   other funding options...........       (56,334)       (69,285)      (115,713)           (81)       (99,601)       (98,138)
                                     -------------  -------------  -------------  -------------  -------------  -------------
Units end of year..................        397,125        391,098        650,463          6,797        407,803        301,820
                                     =============  =============  =============  =============  =============  =============


                                           MSF T. ROWE PRICE            MSF T. ROWE PRICE            MSF VAN ECK GLOBAL
                                           LARGE CAP GROWTH             SMALL CAP GROWTH              NATURAL RESOURCES
                                              SUB-ACCOUNT                  SUB-ACCOUNT                   SUB-ACCOUNT
                                     ----------------------------  ----------------------------  ----------------------------
                                          2013           2012          2013           2012           2013           2012
                                     -------------  -------------  -------------  -------------  -------------  -------------

Units beginning of year............         53,733         58,056         25,300         30,187        463,176        429,221
Units issued and transferred
   from other funding options......      1,211,460          1,601            130          1,026         71,790        131,097
Units redeemed and transferred to
   other funding options...........      (149,990)        (5,924)        (6,140)        (5,913)      (162,737)       (97,142)
                                     -------------  -------------  -------------  -------------  -------------  -------------
Units end of year..................      1,115,203         53,733         19,290         25,300        372,229        463,176
                                     =============  =============  =============  =============  =============  =============


                                          MSF WESTERN ASSET             MSF WESTERN ASSET
                                        MANAGEMENT STRATEGIC               MANAGEMENT                   OPPENHEIMER VA
                                         BOND OPPORTUNITIES              U.S. GOVERNMENT             MAIN STREET SMALL CAP
                                             SUB-ACCOUNT                   SUB-ACCOUNT                    SUB-ACCOUNT
                                     ----------------------------  ----------------------------  ----------------------------
                                         2013           2012           2013           2012            2013           2012
                                     -------------  -------------  -------------  -------------  -------------  -------------

Units beginning of year............          1,197          1,172      1,806,157      1,651,952        201,443        196,463
Units issued and transferred
   from other funding options......             87             29        371,610        435,180         17,217         30,868
Units redeemed and transferred to
   other funding options...........            (4)            (4)      (415,507)      (280,975)       (34,987)       (25,888)
                                     -------------  -------------  -------------  -------------  -------------  -------------
Units end of year..................          1,280          1,197      1,762,260      1,806,157        183,673        201,443
                                     =============  =============  =============  =============  =============  =============

                                                                          PIMCO VIT LOW            PIONEER VCT EMERGING
                                         PIMCO VIT HIGH YIELD               DURATION                      MARKETS
                                              SUB-ACCOUNT                  SUB-ACCOUNT                  SUB-ACCOUNT
                                     ----------------------------  ---------------------------  ----------------------------
                                          2013           2012          2013           2012          2013           2012
                                     -------------  -------------  -------------  ------------  -------------  -------------

Units beginning of year............          7,968          8,741         13,193        12,537          1,120            972
Units issued and transferred
   from other funding options......            464             32            626         1,034             24            152
Units redeemed and transferred to
   other funding options...........          (277)          (805)        (6,216)         (378)           (21)            (4)
                                     -------------  -------------  -------------  ------------  -------------  -------------
Units end of year..................          8,155          7,968          7,603        13,193          1,123          1,120
                                     =============  =============  =============  ============  =============  =============


                                          PIONEER VCT EQUITY               PIONEER VCT                 PIONEER VCT REAL
                                                INCOME                    MID CAP VALUE                  ESTATE SHARES
                                              SUB-ACCOUNT                  SUB-ACCOUNT                    SUB-ACCOUNT
                                     ----------------------------  ----------------------------  ----------------------------
                                         2013            2012           2013          2012            2013           2012
                                     -------------  -------------  -------------  -------------  -------------  -------------

Units beginning of year............            411             --         55,049         52,079            403            404
Units issued and transferred
   from other funding options......             --            422          5,878         13,897             --             --
Units redeemed and transferred to
   other funding options...........           (88)           (11)        (7,066)       (10,927)            (2)            (1)
                                     -------------  -------------  -------------  -------------  -------------  -------------
Units end of year..................            323            411         53,861         55,049            401            403
                                     =============  =============  =============  =============  =============  =============

                                            PUTNAM VT EQUITY                   PUTNAM VT                 RUSSELL AGGRESSIVE
                                                 INCOME                    MULTI-CAP GROWTH                    EQUITY
                                               SUB-ACCOUNT                    SUB-ACCOUNT                    SUB-ACCOUNT
                                     ------------------------------  -----------------------------  -----------------------------
                                          2013            2012           2013            2012            2013           2012
                                     --------------  --------------  -------------  --------------  --------------  -------------

Units beginning of year............           3,141           1,060         26,156          24,593             206            285
Units issued and transferred
   from other funding options......              --           2,081          1,973           2,227              --            157
Units redeemed and transferred to
   other funding options...........           (256)              --          (352)           (664)              --          (236)
                                     --------------  --------------  -------------  --------------  --------------  -------------
Units end of year..................           2,885           3,141         27,777          26,156             206            206
                                     ==============  ==============  =============  ==============  ==============  =============


                                             RUSSELL CORE                RUSSELL GLOBAL REAL            RUSSELL MULTI-STYLE
                                                 BOND                     ESTATE SECURITIES                   EQUITY
                                              SUB-ACCOUNT                    SUB-ACCOUNT                    SUB-ACCOUNT
                                     -----------------------------  -----------------------------  -----------------------------
                                          2013           2012            2013           2012            2013            2012
                                     --------------  -------------  -------------  --------------   -------------  -------------

Units beginning of year............           1,250          1,788            215             258           2,931          3,876
Units issued and transferred
   from other funding options......              --          1,075             --              85              --          1,888
Units redeemed and transferred to
   other funding options...........              --        (1,613)             --           (128)              --        (2,833)
                                     --------------  -------------  -------------  --------------   -------------  -------------
Units end of year..................           1,250          1,250            215             215           2,931          2,931
                                     ==============  =============  =============  ==============   =============  =============

(a) For the period April 30, 2012 to December 31, 2012.
(b) For the period November 12, 2012 to December 31, 2012.
(c) For the period April 29, 2013 to December 31, 2013.

       FIRST METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
           OF FIRST METLIFE INVESTORS INSURANCE COMPANY
         NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)



7.  SCHEDULES OF UNITS -- (CONCLUDED)
    FOR THE YEARS ENDED DECEMBER 31, 2013 AND 2012:


                                               RUSSELL NON-U.S.             UIF U.S. REAL ESTATE
                                                  SUB-ACCOUNT                    SUB-ACCOUNT
                                        ------------------------------  ------------------------------
                                             2013            2012            2013            2012
                                        --------------  --------------  --------------  --------------

Units beginning of year...............             959           1,335         115,178         125,634
Units issued and transferred
   from other funding options.........              --             752          26,295          24,747
Units redeemed and transferred to
   other funding options..............              --         (1,128)        (16,763)        (35,203)
                                        --------------  --------------  --------------  --------------
Units end of year.....................             959             959         124,710         115,178
                                        ==============  ==============  ==============  ==============

(a) For the period April 30, 2012 to December 31, 2012.
(b) For the period November 12, 2012 to December 31, 2012.
(c) For the period April 29, 2013 to December 31, 2013.

       FIRST METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
           OF FIRST METLIFE INVESTORS INSURANCE COMPANY
         NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)



8.  FINANCIAL HIGHLIGHTS


The Company sells a number of variable annuity products which have unique combinations of features and fees, some of which directly affect the unit values of the Sub-Accounts. Differences in the fee structures result in a variety of unit values, expense ratios, and total returns.

The following table is a summary of unit values and units outstanding for the Contracts, net investment income ratios, and expense ratios, excluding expenses for the underlying fund, portfolio, or series for the respective stated periods in the five years ended December 31, 2013:

                                                          AS OF DECEMBER 31
                                             ------------------------------------------
                                                             UNIT VALUE
                                                              LOWEST TO         NET
                                                 UNITS       HIGHEST ($)    ASSETS ($)
                                             -----------  ---------------  ------------
  American Funds Bond Sub-Account      2013      621,866    16.62 - 18.68    10,869,085
                                       2012      541,160    17.27 - 19.27     9,792,942
                                       2011      468,099    16.66 - 18.46     8,145,747
                                       2010      375,057    15.96 - 17.57     6,229,519
                                       2009      208,233    15.25 - 16.66     3,287,228

  American Funds Global Growth         2013      719,174    35.06 - 42.47    26,820,141
     Sub-Account                       2012      762,664    27.66 - 33.12    22,306,755
                                       2011      836,406    23.00 - 27.23    20,206,257
                                       2010      887,906    25.73 - 30.11    23,819,624
                                       2009      893,358    23.47 - 27.15    21,667,917

  American Funds Global Small          2013      137,218    35.14 - 40.47     5,157,246
     Capitalization Sub-Account        2012      137,433    27.85 - 31.78     4,085,561
                                       2011      129,850    23.96 - 27.10     3,307,363
                                       2010      102,458    30.13 - 33.77     3,265,181
                                       2009       66,754    25.02 - 27.79     1,755,311

  American Funds Growth Sub-Account    2013      276,743  190.29 - 268.43    59,275,023
                                       2012      297,526  149.07 - 207.87    49,608,605
                                       2011      308,858  128.88 - 177.66    44,137,061
                                       2010      306,979  137.22 - 186.99    46,146,389
                                       2009      293,272  117.84 - 158.75    37,226,790

  American Funds Growth-Income         2013      210,376  132.98 - 176.68    30,630,870
     Sub-Account                       2012      226,731  101.52 - 133.61    25,000,716
                                       2011      244,111   88.08 - 114.82    23,202,268
                                       2010      262,878   91.44 - 118.07    25,711,939
                                       2009      262,438   83.63 - 106.98    23,238,151

  Fidelity VIP Contrafund Sub-Account  2013      406,330     5.67 - 64.36    21,377,976
                                       2012      396,480    42.13 - 49.54    17,582,368
                                       2011      392,623    36.90 - 43.00    15,117,808
                                       2010      411,753    38.61 - 44.59    16,467,673
                                       2009      407,284    33.58 - 38.44    14,051,178

  Fidelity VIP Equity-Income           2013        4,115    18.60 - 74.07        83,802
     Sub-Account                       2012        4,148    14.76 - 58.82        67,342
                                       2011        4,185    12.79 - 51.02        59,186
                                       2010        4,588    12.88 - 51.45        65,050
                                       2009        4,629    11.37 - 45.45        57,560

  Fidelity VIP Mid Cap Sub-Account     2013      301,334    54.92 - 61.01    17,289,168
                                       2012      285,127    41.10 - 45.33    12,205,315
                                       2011      232,263    36.47 - 39.95     8,787,231
                                       2010      168,251    41.59 - 45.24     7,230,111
                                       2009      103,331    32.89 - 35.52     3,482,249

                                                       FOR THE YEAR ENDED DECEMBER 31
                                             --------------------------------------------------
                                             INVESTMENT(1)  EXPENSE RATIO(2)    TOTAL RETURN(3)
                                                INCOME          LOWEST TO          LOWEST TO
                                               RATIO (%)       HIGHEST (%)        HIGHEST (%)
                                             -------------  ----------------  -----------------
  American Funds Bond Sub-Account      2013       1.85         0.95 - 1.65      (3.76) - (3.08)
                                       2012       2.63         0.95 - 1.65          3.64 - 4.37
                                       2011       3.27         0.95 - 1.65          4.37 - 5.11
                                       2010       3.64         0.95 - 1.65          4.70 - 5.44
                                       2009       3.94         0.95 - 1.65        10.76 - 11.54

  American Funds Global Growth         2013       1.24         0.75 - 1.90        26.75 - 28.21
     Sub-Account                       2012       0.90         0.75 - 1.90        20.24 - 21.64
                                       2011       1.30         0.75 - 1.90     (10.60) - (9.56)
                                       2010       1.50         0.75 - 1.90         9.64 - 10.91
                                       2009       1.47         0.75 - 1.90        39.62 - 41.24

  American Funds Global Small          2013       0.87         0.75 - 1.65        26.18 - 27.32
     Capitalization Sub-Account        2012       1.34         0.75 - 1.65        16.23 - 17.29
                                       2011       1.34         0.75 - 1.65    (20.47) - (19.75)
                                       2010       1.82         0.75 - 1.65        20.41 - 21.50
                                       2009       0.35         0.75 - 1.65        58.66 - 60.09

  American Funds Growth Sub-Account    2013       0.93         0.75 - 1.90        27.65 - 29.13
                                       2012       0.80         0.75 - 1.90         2.02 - 17.01
                                       2011       0.62         0.75 - 1.90      (6.08) - (4.99)
                                       2010       0.75         0.75 - 1.90        16.45 - 17.79
                                       2009       0.70         0.75 - 1.90        36.79 - 38.37

  American Funds Growth-Income         2013       1.35         0.95 - 1.90        30.99 - 32.24
     Sub-Account                       2012       1.61         0.95 - 1.90        15.26 - 16.37
                                       2011       1.54         0.95 - 1.90      (3.67) - (2.76)
                                       2010       1.49         0.95 - 1.90         9.33 - 10.37
                                       2009       1.71         0.95 - 1.90        28.77 - 30.00

  Fidelity VIP Contrafund Sub-Account  2013       0.97         0.95 - 1.85        10.23 - 29.91
                                       2012       1.29         0.95 - 1.85        14.17 - 15.20
                                       2011       0.93         0.95 - 1.85      (4.42) - (3.56)
                                       2010       1.12         0.95 - 1.85        14.96 - 16.00
                                       2009       1.37         0.95 - 1.85        33.17 - 34.38

  Fidelity VIP Equity-Income           2013       2.33         1.40 - 1.50        25.93 - 26.05
     Sub-Account                       2012       2.98         1.40 - 1.50        15.30 - 15.42
                                       2011       2.22         1.40 - 1.50      (0.84) - (0.74)
                                       2010       1.66         1.40 - 1.50        13.21 - 13.32
                                       2009       2.53         1.40 - 1.50        27.95 - 28.08

  Fidelity VIP Mid Cap Sub-Account     2013       0.29         0.95 - 1.65        33.65 - 34.59
                                       2012       0.44         0.95 - 1.65        12.68 - 13.47
                                       2011       0.03         0.95 - 1.65    (12.31) - (11.70)
                                       2010       0.15         0.95 - 1.65        26.47 - 27.36
                                       2009       0.55         0.95 - 1.65        37.46 - 38.43

       FIRST METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
           OF FIRST METLIFE INVESTORS INSURANCE COMPANY
         NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)



8.  FINANCIAL HIGHLIGHTS -- (CONTINUED)


                                                          AS OF DECEMBER 31
                                             ------------------------------------------
                                                            UNIT VALUE
                                                             LOWEST TO          NET
                                                UNITS       HIGHEST ($)     ASSETS ($)
                                             -----------  ---------------  ------------
  FTVIPT Franklin Income Securities    2013      444,107    53.69 - 67.20    25,831,980
     Sub-Account                       2012      443,053    48.00 - 59.54    22,861,593
                                       2011      468,933    43.41 - 53.36    21,667,036
                                       2010      476,101    43.19 - 52.61    21,653,665
                                       2009      479,493    39.05 - 47.14    19,547,644

  FTVIPT Franklin Small Cap Value      2013      276,727    13.79 - 14.30     3,859,159
     Securities Sub-Account            2012      236,169    10.27 - 10.60     2,449,921
                                       2011      145,881      8.81 - 9.04     1,294,931
                                       2010       90,395      9.29 - 9.48       845,855
                                       2009       47,999      7.36 - 7.46       354,941

  FTVIPT Mutual Shares Securities      2013      155,912    27.26 - 29.95     4,416,458
     Sub-Account                       2012      165,250    21.60 - 23.61     3,691,282
                                       2011      165,249    19.23 - 20.90     3,272,030
                                       2010      156,210    19.75 - 21.35     3,165,074
                                       2009      133,467    18.06 - 19.41     2,461,513

  FTVIPT Templeton Foreign Securities  2013      566,485    16.57 - 41.67    15,302,372
     Sub-Account                       2012      641,242    13.70 - 34.33    14,479,882
                                       2011      694,689    11.78 - 29.42    13,424,991
                                       2010      760,888    13.40 - 33.35    16,187,428
                                       2009      822,049    12.56 - 31.17    16,165,177

  FTVIPT Templeton Global Bond         2013      660,456    19.18 - 20.82    12,966,506
     Securities Sub-Account            2012      539,148    19.15 - 20.69    10,553,746
                                       2011      386,576    16.90 - 18.15     6,669,285
                                       2010      263,278    17.30 - 18.48     4,650,975
                                       2009      125,265    15.35 - 16.31     1,960,715

  Invesco V.I. American Value          2013      153,692    15.81 - 16.26     2,454,131
     Sub-Account                       2012      117,741    11.98 - 12.28     1,422,962
                                       2011      101,338    10.39 - 10.60     1,060,497
                                       2010       70,831    10.46 - 10.63       745,439
                                       2009       38,678      8.69 - 8.80       337,681

  Invesco V.I. Equity and Income       2013      918,647    20.13 - 21.69    19,012,356
     Sub-Account                       2012      893,861    16.39 - 17.54    14,999,530
                                       2011      845,034    14.83 - 15.75    12,789,403
                                       2010      666,981    15.27 - 16.11    10,357,864
                                       2009      452,666    13.86 - 14.52     6,338,641

  Invesco V.I. Global Real Estate      2013      148,384      9.12 - 9.48     1,366,577
     Sub-Account                       2012      126,407      9.03 - 9.26     1,151,349
                                       2011       90,701      7.17 - 7.32       654,763
                                       2010       59,248      7.81 - 7.94       466,105
                                       2009       30,308      6.76 - 6.84       206,250

  Invesco V.I. Growth and Income       2013      591,541    18.12 - 36.41    15,815,179
     Sub-Account                       2012      576,738    13.77 - 27.48    11,639,920
                                       2011      504,168    12.24 - 24.26     8,967,774
                                       2010      413,378    11.47 - 22.53     7,460,830
                                       2009      271,949    11.54 - 22.55     4,204,463

                                                       FOR THE YEAR ENDED DECEMBER 31
                                             --------------------------------------------------
                                             INVESTMENT(1)  EXPENSE RATIO(2)    TOTAL RETURN(3)
                                                INCOME          LOWEST TO          LOWEST TO
                                               RATIO (%)       HIGHEST (%)        HIGHEST (%)
                                             -------------  ----------------  -----------------
  FTVIPT Franklin Income Securities    2013       6.43         0.95 - 1.85        11.85 - 12.86
     Sub-Account                       2012       6.46         0.95 - 1.85        10.58 - 11.58
                                       2011       5.68         0.95 - 1.85          0.51 - 1.42
                                       2010       6.69         0.95 - 1.85        10.61 - 11.61
                                       2009       8.12         0.95 - 1.85        33.11 - 34.31

  FTVIPT Franklin Small Cap Value      2013       1.30         0.95 - 1.50        34.21 - 34.95
     Securities Sub-Account            2012       0.78         0.95 - 1.50        16.62 - 17.26
                                       2011       0.65         0.95 - 1.50      (5.20) - (4.66)
                                       2010       0.69         0.95 - 1.50        26.32 - 27.00
                                       2009       1.62         0.95 - 1.50        27.24 - 27.94

  FTVIPT Mutual Shares Securities      2013       2.05         1.10 - 1.65        26.16 - 26.86
     Sub-Account                       2012       2.09         1.10 - 1.65        12.36 - 12.99
                                       2011       2.38         1.10 - 1.65      (2.66) - (2.12)
                                       2010       1.60         1.10 - 1.65          9.37 - 9.98
                                       2009       2.00         1.10 - 1.65        23.99 - 24.67

  FTVIPT Templeton Foreign Securities  2013       2.41         1.30 - 1.90        20.66 - 21.56
     Sub-Account                       2012       3.04         1.30 - 1.90        16.00 - 16.94
                                       2011       1.68         1.30 - 1.90    (12.32) - (11.69)
                                       2010       1.90         1.30 - 1.90          6.37 - 7.17
                                       2009       3.08         1.30 - 1.90        34.47 - 35.43

  FTVIPT Templeton Global Bond         2013       4.73         0.95 - 1.50          0.12 - 0.67
     Securities Sub-Account            2012       6.27         0.95 - 1.50        13.34 - 13.97
                                       2011       5.46         0.95 - 1.50      (2.34) - (1.81)
                                       2010       1.35         0.95 - 1.50        12.74 - 13.36
                                       2009      14.16         0.95 - 1.50        16.91 - 17.56

  Invesco V.I. American Value          2013       0.63         1.10 - 1.50        31.94 - 32.47
     Sub-Account                       2012       0.69         1.10 - 1.50        15.32 - 15.79
                                       2011       0.70         1.10 - 1.50      (0.67) - (0.27)
                                       2010       0.76         1.10 - 1.50        20.36 - 20.85
                                       2009       1.13         1.10 - 1.50        37.09 - 37.63

  Invesco V.I. Equity and Income       2013       1.53         0.95 - 1.65        22.84 - 23.71
     Sub-Account                       2012       1.85         0.95 - 1.65        10.54 - 11.32
                                       2011       1.68         0.95 - 1.65      (2.91) - (2.23)
                                       2010       1.87         0.95 - 1.65        10.20 - 10.97
                                       2009       2.82         0.95 - 1.65        20.49 - 21.33

  Invesco V.I. Global Real Estate      2013       3.96         0.95 - 1.50          0.91 - 1.47
     Sub-Account                       2012       0.48         1.10 - 1.50        25.93 - 26.44
                                       2011       4.46         1.10 - 1.50      (8.11) - (7.75)
                                       2010       6.00         1.10 - 1.50        15.49 - 15.96
                                       2009         --         1.10 - 1.50        29.16 - 29.68

  Invesco V.I. Growth and Income       2013       1.32         0.95 - 1.65        31.58 - 32.50
     Sub-Account                       2012       1.35         0.95 - 1.65        12.47 - 13.26
                                       2011       1.11         0.95 - 1.65      (3.86) - (3.18)
                                       2010       0.09         0.95 - 1.65        10.36 - 11.13
                                       2009       3.64         0.95 - 1.65        22.08 - 22.94

       FIRST METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
           OF FIRST METLIFE INVESTORS INSURANCE COMPANY
         NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)



8.  FINANCIAL HIGHLIGHTS -- (CONTINUED)


                                                        AS OF DECEMBER 31
                                           ------------------------------------------
                                                           UNIT VALUE
                                                            LOWEST TO         NET
                                               UNITS       HIGHEST ($)    ASSETS ($)
                                           -----------  ---------------  ------------
  Invesco V.I. International Growth  2013      378,037    13.85 - 34.47    11,901,262
     Sub-Account                     2012      348,180    11.81 - 29.32     9,352,656
                                     2011      269,560    10.36 - 25.68     6,342,135
                                     2010      191,073    11.27 - 27.87     4,879,813
                                     2009      101,307    10.13 - 24.99     2,317,472

  LMPVET ClearBridge Variable        2013      807,266    15.00 - 25.98    18,593,341
     Aggressive Growth Sub-Account   2012      784,327    10.38 - 17.40    12,280,790
                                     2011      835,117     8.94 - 14.82    11,131,829
                                     2010      874,318     8.92 - 14.62    11,442,997
                                     2009      915,734     7.29 - 11.83     9,677,217

  LMPVET ClearBridge Variable        2013      173,755    40.32 - 48.58     7,597,399
     All Cap Value Sub-Account       2012      189,681    31.09 - 37.11     6,367,850
                                     2011      229,103    27.56 - 32.59     6,804,041
                                     2010      213,926    29.95 - 35.07     6,848,066
                                     2009      194,803    26.17 - 30.36     5,394,668

  LMPVET ClearBridge Variable        2013      545,502    42.38 - 51.73    25,776,634
     Appreciation Sub-Account        2012      481,135    33.23 - 40.17    17,679,178
                                     2011      443,325    29.21 - 34.98    14,239,922
                                     2010      355,526    29.01 - 34.42    11,226,240
                                     2009      253,445    11.03 - 30.85     7,122,282

  LMPVET ClearBridge Variable        2013      851,387    13.55 - 20.09    15,989,944
     Equity Income Sub-Account       2012      732,611    10.95 - 16.14    10,934,469
                                     2011      779,019     9.75 - 14.28    10,243,903
                                     2010      636,572    10.43 - 13.39     7,893,569
                                     2009      616,080     9.45 - 12.06     6,870,557

  LMPVET ClearBridge Variable        2013       14,900    20.22 - 21.53       311,557
     Large Cap Growth Sub-Account    2012       18,448    14.95 - 15.86       284,698
                                     2011       20,667    12.66 - 13.38       269,642
                                     2010       27,095    12.99 - 13.67       361,848
                                     2009       38,293    12.05 - 12.63       473,184

  LMPVET ClearBridge Variable        2013       17,208    21.06 - 22.45       373,560
     Large Cap Value Sub-Account     2012       20,265    16.22 - 17.21       337,404
                                     2011       67,445    14.19 - 15.00       984,263
                                     2010       72,008    13.78 - 14.51     1,018,528
                                     2009       71,480    12.83 - 13.45       938,872

  LMPVET ClearBridge Variable        2013      204,252    23.71 - 30.96     5,633,330
     Small Cap Growth Sub-Account    2012      167,724    16.44 - 21.29     3,081,054
                                     2011      167,508    14.03 - 18.02     2,624,198
                                     2010      165,716    14.10 - 17.97     2,538,303
                                     2009      133,833    11.48 - 14.52     1,636,184

  LMPVET Investment Counsel          2013          770    36.44 - 37.64        28,829
     Variable Social Awareness       2012          344    31.21 - 32.19        10,959
     Sub-Account                     2011          345    28.66 - 29.51        10,091
                                     2010          347    29.14 - 29.97        10,289
                                     2009          359    26.41 - 27.12         9,639

                                                     FOR THE YEAR ENDED DECEMBER 31
                                           -------------------------------------------------
                                           INVESTMENT(1)  EXPENSE RATIO(2)   TOTAL RETURN(3)
                                              INCOME          LOWEST TO         LOWEST TO
                                             RATIO (%)       HIGHEST (%)       HIGHEST (%)
                                           -------------  ----------------  ----------------
  Invesco V.I. International Growth  2013      1.09         0.95 - 1.50        16.95 - 17.60
     Sub-Account                     2012      1.39         0.95 - 1.50        13.53 - 14.16
                                     2011      1.07         0.95 - 1.50      (8.37) - (7.87)
                                     2010      2.11         0.95 - 1.50        10.93 - 11.55
                                     2009      1.79         0.95 - 1.50        32.90 - 33.63

  LMPVET ClearBridge Variable        2013      0.27         0.95 - 1.95        44.53 - 46.38
     Aggressive Growth Sub-Account   2012      0.43         1.10 - 1.95        16.16 - 17.42
                                     2011      0.19         1.10 - 1.95          0.19 - 1.35
                                     2010      0.14         1.10 - 1.95        22.31 - 23.64
                                     2009        --         1.10 - 1.95        31.60 - 33.10

  LMPVET ClearBridge Variable        2013      1.38         0.95 - 1.90        29.68 - 30.92
     All Cap Value Sub-Account       2012      1.70         0.95 - 1.90        12.80 - 13.89
                                     2011      1.42         0.95 - 1.90      (7.96) - (7.08)
                                     2010      1.83         0.95 - 1.90        14.41 - 15.50
                                     2009      1.49         0.95 - 1.90        26.92 - 28.14

  LMPVET ClearBridge Variable        2013      1.28         0.95 - 1.90        27.56 - 28.77
     Appreciation Sub-Account        2012      1.69         0.95 - 1.90        13.76 - 14.85
                                     2011      1.76         0.95 - 1.90          0.68 - 1.64
                                     2010      1.86         0.95 - 1.90        10.51 - 11.56
                                     2009      2.48         0.95 - 1.90        19.82 - 20.96

  LMPVET ClearBridge Variable        2013      1.59         0.95 - 1.90        23.38 - 24.49
     Equity Income Sub-Account       2012      2.78         0.95 - 1.90        11.98 - 12.99
                                     2011      3.37         0.95 - 1.90        (1.76) - 6.69
                                     2010      3.89         0.95 - 1.85        10.07 - 11.06
                                     2009      3.25         0.95 - 1.85        20.38 - 21.47

  LMPVET ClearBridge Variable        2013      0.46         1.50 - 1.90        35.26 - 35.80
     Large Cap Growth Sub-Account    2012      0.67         1.50 - 1.90        18.07 - 18.55
                                     2011      0.39         1.50 - 1.90      (2.51) - (2.12)
                                     2010      0.11         1.50 - 1.90          7.77 - 8.19
                                     2009      0.29         1.50 - 1.90        39.69 - 40.27

  LMPVET ClearBridge Variable        2013      1.62         1.50 - 1.90        29.88 - 30.40
     Large Cap Value Sub-Account     2012      2.13         1.50 - 1.90        14.30 - 14.76
                                     2011      2.19         1.50 - 1.90          2.98 - 3.39
                                     2010      3.01         1.50 - 1.90          7.41 - 7.83
                                     2009      1.84         1.50 - 1.90        22.16 - 22.65

  LMPVET ClearBridge Variable        2013      0.05         1.10 - 1.90        44.28 - 45.44
     Small Cap Growth Sub-Account    2012      0.37         1.10 - 1.90        17.17 - 18.11
                                     2011        --         1.10 - 1.90        (0.52) - 0.28
                                     2010        --         1.10 - 1.90        22.83 - 23.81
                                     2009        --         1.10 - 1.90        40.07 - 41.22

  LMPVET Investment Counsel          2013      1.79         1.50 - 1.65        16.76 - 16.94
     Variable Social Awareness       2012      1.50         1.50 - 1.65          8.89 - 9.06
     Sub-Account                     2011      1.14         1.50 - 1.65      (1.65) - (1.51)
                                     2010      1.37         1.50 - 1.65        10.32 - 10.48
                                     2009      1.58         1.50 - 1.65        20.83 - 21.01

       FIRST METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
           OF FIRST METLIFE INVESTORS INSURANCE COMPANY
         NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)



8.  FINANCIAL HIGHLIGHTS -- (CONTINUED)


                                                    AS OF DECEMBER 31                       FOR THE YEAR ENDED DECEMBER 31
                                       ------------------------------------------  -------------------------------------------------
                                                       UNIT VALUE                  INVESTMENT(1)  EXPENSE RATIO(2)   TOTAL RETURN(3)
                                                        LOWEST TO         NET         INCOME          LOWEST TO         LOWEST TO
                                           UNITS       HIGHEST ($)    ASSETS ($)     RATIO (%)       HIGHEST (%)       HIGHEST (%)
                                       -----------  ---------------  ------------  -------------  ----------------  ----------------
  LMPVET Variable Lifestyle      2013      147,638    20.87 - 22.90     3,213,463       2.14         1.10 - 1.65       13.45 - 14.07
     Allocation 50% Sub-Account  2012      140,448    18.39 - 20.08     2,681,490       2.83         1.10 - 1.65       11.24 - 11.85
                                 2011      127,101    16.54 - 17.95     2,169,386       3.08         1.10 - 1.65       (0.48) - 0.07
                                 2010       79,754    16.62 - 17.94     1,345,207       3.37         1.10 - 1.65        6.39 - 12.65
                                 2009       66,323    14.77 - 15.06       987,781       5.18         1.50 - 1.65       30.15 - 30.35

  LMPVET Variable Lifestyle      2013        5,216    18.89 - 19.37        99,413       1.44         1.50 - 1.65       19.83 - 20.01
     Allocation 70% Sub-Account  2012       12,513    15.76 - 16.14       197,798       2.33         1.50 - 1.65       12.71 - 12.88
                                 2011       14,235    13.99 - 14.30       199,540       1.87         1.50 - 1.65     (2.20) - (2.06)
                                 2010       15,765    14.30 - 14.60       225,913       2.18         1.50 - 1.65       13.12 - 13.30
                                 2009       15,956    12.64 - 12.89       202,085       3.14         1.50 - 1.65       30.73 - 30.93

  LMPVET Variable Lifestyle      2013       72,225    18.92 - 21.30     1,407,293       1.65         0.95 - 1.65       24.43 - 25.30
     Allocation 85% Sub-Account  2012       72,032    15.21 - 16.33     1,126,329       1.81         1.20 - 1.65       13.98 - 14.50
                                 2011       68,995    13.34 - 14.27       942,680       1.53         1.20 - 1.65     (3.90) - (3.47)
                                 2010       65,013    13.88 - 14.47       921,330       1.73         1.35 - 1.65       13.81 - 14.15
                                 2009       52,840    12.20 - 12.68       656,860       2.58         1.35 - 1.65       30.31 - 30.69

  LMPVIT Western Asset           2013      420,975    22.16 - 25.72     9,993,842       6.04         0.95 - 1.90         4.27 - 5.27
     Variable Global High Yield  2012      379,818    21.26 - 24.44     8,566,062       7.83         0.95 - 1.90       16.09 - 17.20
     Bond Sub-Account            2011      340,720    18.31 - 20.85     6,570,081       8.51         0.95 - 1.90       (0.20) - 0.75
                                 2010      292,566    18.35 - 20.70     5,616,288       9.37         0.95 - 1.90       12.76 - 13.83
                                 2009      276,974    16.27 - 18.18     4,674,261      11.36         0.95 - 1.90       52.62 - 54.08

  MIST AllianceBernstein         2013   13,793,702    11.40 - 11.79   159,403,910       1.26         0.75 - 2.00        8.95 - 10.32
     Global Dynamic Allocation   2012   12,223,640    10.46 - 10.68   128,973,752       0.09         0.75 - 2.00         3.76 - 9.26
     Sub-Account                 2011    7,184,466      9.70 - 9.75    69,893,488       0.91         1.15 - 2.00     (3.03) - (2.48)
     (Commenced 5/2/2011)

  MIST American Funds            2013   18,034,572    12.10 - 12.78   222,907,253       1.35         1.00 - 1.95       16.24 - 17.35
     Balanced Allocation         2012   18,273,562    10.41 - 10.89   193,597,105       1.68         1.00 - 1.95       11.33 - 12.39
     Sub-Account                 2011   18,410,307      9.35 - 9.69   174,547,923       1.24         1.00 - 1.95     (4.01) - (3.10)
                                 2010   15,380,031     9.75 - 10.00   151,294,869       1.03         1.00 - 1.95       10.00 - 11.05
                                 2009    9,334,292      8.86 - 9.00    83,155,064         --         1.00 - 1.95       20.40 - 27.85

  MIST American Funds Growth     2013    8,656,999    12.10 - 12.67   106,729,414       1.01         1.15 - 1.95       22.69 - 23.68
     Allocation Sub-Account      2012    9,043,043     9.86 - 10.24    90,592,933       1.20         1.15 - 1.95       13.90 - 14.82
                                 2011    9,221,546      8.66 - 8.92    80,838,441       1.11         1.15 - 1.95     (6.57) - (5.82)
                                 2010    8,923,152      9.27 - 9.47    83,427,211       0.87         1.15 - 1.95       11.30 - 12.18
                                 2009    8,086,173      8.33 - 8.44    67,700,167         --         1.15 - 1.95       31.44 - 32.51

  MIST American Funds Growth     2013    4,659,735     1.29 - 12.90    54,735,692       0.45         0.95 - 2.00       11.27 - 28.11
     Sub-Account                 2012    4,686,153     9.75 - 10.07    46,467,491       0.32         1.30 - 2.00       15.08 - 15.89
                                 2011    4,523,749      8.47 - 8.69    38,863,691       0.39         1.30 - 2.00     (6.49) - (5.83)
                                 2010    4,189,234      9.07 - 9.23    38,298,391       0.21         1.30 - 1.95       16.05 - 16.79
                                 2009    2,269,453      7.82 - 7.90    17,832,066         --         1.30 - 1.95       36.20 - 37.09

  MIST American Funds            2013   10,005,715    11.87 - 12.53   121,231,509       1.64         1.00 - 1.95       11.33 - 12.39
     Moderate Allocation         2012   10,707,750    10.67 - 11.15   116,103,320       2.04         1.00 - 1.95         8.69 - 9.73
     Sub-Account                 2011   10,953,176     9.81 - 10.16   108,879,963       1.53         1.00 - 1.95     (1.74) - (0.81)
                                 2010    9,495,753     9.99 - 10.25    95,684,335       1.38         1.00 - 1.95         7.79 - 8.82
                                 2009    5,591,093      9.27 - 9.42    52,072,400         --         1.00 - 1.95       21.01 - 21.99

  MIST AQR Global Risk           2013   15,825,730    10.84 - 11.21   173,901,364       2.03         0.75 - 2.00     (5.30) - (4.11)
     Balanced Sub-Account        2012   15,510,367    11.44 - 11.69   179,053,046       0.45         0.75 - 2.00         8.36 - 9.73
     (Commenced 5/2/2011)        2011    8,143,593    10.56 - 10.62    86,313,466       3.25         1.15 - 2.00         2.11 - 2.69

       FIRST METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
           OF FIRST METLIFE INVESTORS INSURANCE COMPANY
         NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)



8.  FINANCIAL HIGHLIGHTS -- (CONTINUED)


                                                   AS OF DECEMBER 31                        FOR THE YEAR ENDED DECEMBER 31
                                      ------------------------------------------  --------------------------------------------------
                                                      UNIT VALUE                  INVESTMENT(1)  EXPENSE RATIO(2)    TOTAL RETURN(3)
                                                       LOWEST TO         NET         INCOME          LOWEST TO          LOWEST TO
                                          UNITS       HIGHEST ($)    ASSETS ($)     RATIO (%)       HIGHEST (%)        HIGHEST (%)
                                      -----------  ---------------  ------------  -------------  ----------------  -----------------
  MIST BlackRock Global         2013   26,722,304    11.02 - 11.40   298,572,740      1.33         0.75 - 2.00           8.12 - 9.48
     Tactical Strategies        2012   24,246,974    10.19 - 10.41   249,277,686        --         0.75 - 2.00           3.59 - 8.32
     Sub-Account                2011   13,813,399      9.53 - 9.58   132,070,456      1.50         1.15 - 2.00       (4.70) - (4.15)
     (Commenced 5/2/2011)

  MIST BlackRock High Yield     2013      804,511    23.60 - 29.06    20,176,319      6.57         0.75 - 1.95           7.22 - 8.52
     Sub-Account                2012      922,730    22.01 - 26.78    21,489,904      7.08         0.75 - 1.95         14.28 - 15.67
                                2011      887,783    19.26 - 23.15    18,040,916      6.18         0.75 - 1.95           0.37 - 1.58
                                2010      683,030    19.19 - 22.79    13,713,600      5.96         0.75 - 1.95         13.54 - 14.91
                                2009      453,735    16.90 - 18.43     7,998,274      3.94         1.30 - 1.95         43.82 - 44.75

  MIST BlackRock Large Cap      2013      139,585    13.05 - 15.20     1,874,253      1.27         0.75 - 1.90         31.65 - 33.17
     Core Sub-Account           2012      141,724     9.91 - 11.41     1,449,087      1.01         0.75 - 1.90         11.36 - 12.47
                                2011      145,676     8.90 - 10.15     1,336,178      0.93         0.75 - 1.90       (1.68) - (0.58)
                                2010      124,511     9.05 - 10.21     1,152,486      1.19         0.75 - 1.90         10.47 - 11.53
                                2009       93,011      8.20 - 8.94       778,555      1.23         0.95 - 1.90         16.95 - 23.33

  MIST Clarion Global Real      2013    1,369,048    15.97 - 30.22    22,504,429      6.67         0.75 - 1.95           1.55 - 2.77
     Estate Sub-Account         2012    1,318,859    15.73 - 29.54    21,282,014      2.08         0.75 - 1.95         23.54 - 25.04
                                2011    1,301,495    12.73 - 23.72    16,952,391      3.80         0.75 - 1.95       (7.40) - (6.29)
                                2010    1,179,259    13.75 - 25.39    16,534,156      8.12         0.75 - 1.95         13.86 - 15.23
                                2009    1,131,782    12.07 - 22.14    13,901,360      3.22         0.75 - 1.95         32.13 - 33.73

  MIST ClearBridge Aggressive   2013       65,031  164.79 - 224.52    12,309,356      0.67         1.30 - 1.95         26.30 - 27.13
     Growth II Sub-Account      2012       69,764  130.08 - 176.62    10,367,166      0.32         1.30 - 1.95         20.14 - 20.94
                                2011       59,926  107.94 - 146.05     7,299,484      1.73         1.30 - 1.95       (9.33) - (8.74)
                                2010       51,705  118.70 - 160.04     6,735,751      1.55         1.30 - 1.90           3.52 - 8.00
                                2009       33,785  110.29 - 121.06     3,870,933        --         1.55 - 1.90         40.52 - 41.01

  MIST ClearBridge Aggressive   2013    3,216,416    10.84 - 18.18    40,150,681      0.22         0.75 - 1.95         42.79 - 44.51
     Growth Sub-Account         2012    3,074,411     7.55 - 12.63    26,801,051      0.02         0.75 - 1.95          3.28 - 17.62
                                2011    2,990,808     6.45 - 10.78    22,350,038        --         0.75 - 1.95         (9.33) - 2.12
                                2010    1,609,764     7.16 - 10.56    11,951,497        --         1.30 - 1.95         21.40 - 22.32
                                2009    1,592,359      5.90 - 8.63     9,705,295        --         1.30 - 1.95         30.41 - 31.60

  MIST Goldman Sachs Mid Cap    2013    1,198,143    20.72 - 22.07    25,572,775      0.88         1.30 - 1.95         30.09 - 30.94
     Value Sub-Account          2012    1,191,626    15.93 - 16.85    19,494,584      0.59         1.30 - 1.95         15.83 - 16.58
                                2011    1,252,452    13.75 - 14.45    17,638,946      0.47         1.30 - 1.95       (8.10) - (7.50)
                                2010    1,066,656    14.96 - 15.63    16,274,724      0.97         1.30 - 1.95         21.83 - 22.63
                                2009    1,092,327    12.28 - 12.74    13,629,048      1.24         1.30 - 1.95         29.75 - 30.59

  MIST Harris Oakmark           2013    2,510,341    24.58 - 29.23    67,280,768      2.46         0.95 - 1.95         27.97 - 29.26
     International Sub-Account  2012    2,521,486    19.15 - 21.99    52,598,714      1.62         1.20 - 1.95         15.69 - 27.70
                                2011    2,793,398    15.08 - 17.02    45,903,086        --         1.30 - 1.95     (15.91) - (15.36)
                                2010    2,431,947    17.87 - 20.10    47,386,518      1.91         1.30 - 1.95         14.17 - 14.91
                                2009    2,208,108    15.61 - 17.50    37,601,098      7.86         1.30 - 1.95         43.86 - 53.06

  MIST Invesco Balanced-Risk    2013   35,442,409      1.04 - 1.06    37,262,971        --         0.75 - 2.00         (0.16) - 1.10
     Allocation Sub-Account     2012   23,220,671      1.04 - 1.05    24,318,514      0.66         0.75 - 2.00           3.27 - 4.14
     (Commenced 4/30/2012)

  MIST Invesco Comstock         2013    1,778,861    14.87 - 16.50    27,321,053      1.06         0.75 - 1.95         32.77 - 34.38
     Sub-Account                2012    1,817,421    11.20 - 12.28    20,936,779      1.29         0.75 - 1.95         16.14 - 17.54
                                2011    1,903,918     9.64 - 10.45    18,803,502      1.11         0.75 - 1.95       (3.38) - (2.22)
                                2010    1,797,581     9.98 - 10.68    18,284,403      1.49         0.75 - 1.95         12.63 - 14.00
                                2009    1,794,388      8.86 - 9.37    16,123,540      2.08         0.75 - 1.95         24.14 - 30.85

       FIRST METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
           OF FIRST METLIFE INVESTORS INSURANCE COMPANY
         NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)



8.  FINANCIAL HIGHLIGHTS -- (CONTINUED)


                                                       AS OF DECEMBER 31
                                          ------------------------------------------
                                                         UNIT VALUE
                                                          LOWEST TO          NET
                                              UNITS      HIGHEST ($)     ASSETS ($)
                                          -----------  ---------------  ------------
  MIST Invesco Mid Cap Value        2013      563,053    32.06 - 39.34    19,432,115
     Sub-Account                    2012      635,965    25.10 - 30.42    17,120,178
                                    2011      665,042    22.33 - 26.72    15,863,842
                                    2010      604,334    23.81 - 27.96    15,151,640
                                    2009      510,722    19.34 - 22.44    10,348,382

  MIST Invesco Small Cap Growth     2013    1,133,538    23.37 - 25.62    27,574,261
     Sub-Account                    2012    1,297,630    17.00 - 18.50    22,869,587
                                    2011    1,263,477    14.66 - 15.83    19,171,743
                                    2010    1,207,424    15.12 - 16.20    18,816,649
                                    2009    1,169,497    12.22 - 12.99    14,686,241

  MIST JPMorgan Core Bond           2013    2,522,189    10.33 - 10.75    26,581,602
     Sub-Account                    2012    2,553,609    10.87 - 11.23    28,206,400
                                    2011    2,370,898    10.57 - 10.84    25,369,859
                                    2010    1,832,374    10.20 - 10.38    18,844,157
                                    2009    1,329,950      9.81 - 9.92    13,102,454

  MIST JPMorgan Global Active       2013   39,437,506      1.14 - 1.16    45,303,210
     Allocation Sub-Account         2012   16,070,030             1.05    16,875,272
     (Commenced 4/30/2012)

  MIST JPMorgan Small Cap           2013      243,493    18.93 - 20.49     4,678,319
     Value Sub-Account              2012      277,290    14.48 - 15.53     4,065,614
                                    2011      286,347    12.76 - 13.57     3,694,792
                                    2010      284,366    14.47 - 15.25     4,152,343
                                    2009      319,511    12.33 - 12.89     3,969,634

  MIST Loomis Sayles Global         2013    1,138,622    16.18 - 17.07    18,835,631
     Markets Sub-Account            2012    1,499,202    14.08 - 14.71    21,503,184
                                    2011    1,418,112    12.28 - 12.74    17,703,592
                                    2010    1,189,310    12.71 - 13.10    15,314,944
                                    2009    1,074,515    10.62 - 10.88    11,527,695

  MIST Lord Abbett Bond             2013    1,057,484    26.58 - 31.79    29,528,883
     Debenture Sub-Account          2012    1,180,193    25.11 - 29.66    30,975,633
                                    2011    1,223,138    22.68 - 26.46    28,878,914
                                    2010    1,296,840    22.23 - 25.52    29,798,917
                                    2009    1,343,714    20.06 - 22.76    27,780,072

  MIST Met/Eaton Vance              2013      661,350    10.92 - 11.18     7,309,174
     Floating Rate Sub-Account      2012      354,912    10.72 - 10.91     3,843,745
     (Commenced 5/3/2010)           2011      320,769    10.19 - 10.30     3,288,088
                                    2010       94,043    10.19 - 10.23       959,820

  MIST Met/Franklin Low             2013    1,990,662     9.88 - 10.21    19,867,002
     Duration Total Return          2012      849,600     9.96 - 10.16     8,520,633
     Sub-Account                    2011      675,591      9.73 - 9.81     6,592,681
     (Commenced 5/2/2011)

  MIST Met/Templeton International  2013      286,308    13.15 - 13.88     3,831,643
     Bond Sub-Account               2012      378,229    13.27 - 13.84     5,083,946
     (Commenced 5/4/2009)           2011      408,693    11.83 - 12.20     4,874,190
                                    2010      285,820    12.10 - 12.33     3,474,197
                                    2009       30,597    10.86 - 10.90       332,971

                                                     FOR THE YEAR ENDED DECEMBER 31
                                          --------------------------------------------------
                                          INVESTMENT(1)  EXPENSE RATIO(2)    TOTAL RETURN(3)
                                             INCOME          LOWEST TO          LOWEST TO
                                            RATIO (%)       HIGHEST (%)        HIGHEST (%)
                                          -------------  ----------------  -----------------
  MIST Invesco Mid Cap Value        2013       0.74        0.75 - 2.00         27.73 - 29.33
     Sub-Account                    2012       0.41        0.75 - 2.00         12.41 - 13.84
                                    2011       0.52        0.75 - 2.00       (5.60) - (4.41)
                                    2010       0.57        0.75 - 1.95         23.11 - 24.59
                                    2009       1.87        0.75 - 1.95         24.09 - 25.59

  MIST Invesco Small Cap Growth     2013       0.23        1.20 - 1.95         37.47 - 38.50
     Sub-Account                    2012         --        1.20 - 1.95         15.94 - 16.81
                                    2011         --        1.20 - 1.95       (2.98) - (2.25)
                                    2010         --        1.20 - 1.95         23.75 - 24.67
                                    2009         --        1.20 - 1.95         31.23 - 32.23

  MIST JPMorgan Core Bond           2013       0.28        1.30 - 2.00       (4.71) - (4.05)
     Sub-Account                    2012       2.47        1.30 - 2.00           2.83 - 3.55
                                    2011       2.11        1.30 - 2.00           3.70 - 4.42
                                    2010       1.65        1.30 - 1.95           4.05 - 4.73
                                    2009         --        1.30 - 1.95          9.96 - 10.67

  MIST JPMorgan Global Active       2013       0.07        0.75 - 1.95          8.84 - 10.16
     Allocation Sub-Account         2012       0.74        0.75 - 1.80           3.40 - 4.13
     (Commenced 4/30/2012)

  MIST JPMorgan Small Cap           2013       0.68        0.75 - 1.90         30.74 - 31.91
     Value Sub-Account              2012       0.82        0.75 - 1.90          2.97 - 14.49
                                    2011       1.69        0.75 - 1.90     (11.81) - (11.03)
                                    2010       0.86        0.75 - 1.90         17.29 - 18.35
                                    2009       0.92        0.75 - 1.90         26.66 - 27.81

  MIST Loomis Sayles Global         2013       2.56        1.25 - 1.95         14.87 - 15.67
     Markets Sub-Account            2012       2.25        1.30 - 1.95          2.75 - 15.41
                                    2011       2.34        1.30 - 1.95       (3.38) - (2.75)
                                    2010       3.19        1.30 - 1.95         19.66 - 20.43
                                    2009       2.03        1.30 - 1.95         38.09 - 39.00

  MIST Lord Abbett Bond             2013       6.75        0.75 - 2.00           5.84 - 7.17
     Debenture Sub-Account          2012       7.12        0.75 - 2.00         10.70 - 12.10
                                    2011       5.94        0.75 - 2.00         (0.17) - 3.68
                                    2010       6.42        0.75 - 1.95         10.79 - 12.12
                                    2009       7.02        0.75 - 1.95         34.13 - 35.75

  MIST Met/Eaton Vance              2013       3.11        1.30 - 1.95           1.83 - 2.50
     Floating Rate Sub-Account      2012       3.51        1.30 - 1.95           5.25 - 5.94
     (Commenced 5/3/2010)           2011       1.73        1.30 - 1.95           0.04 - 0.69
                                    2010         --        1.30 - 1.95           1.91 - 2.31

  MIST Met/Franklin Low             2013       1.28        0.75 - 1.95         (0.79) - 0.40
     Duration Total Return          2012       2.11        0.75 - 1.95           2.37 - 3.61
     Sub-Account                    2011         --        0.75 - 1.95       (2.68) - (1.90)
     (Commenced 5/2/2011)

  MIST Met/Templeton International  2013       2.03        0.75 - 1.90         (0.86) - 0.28
     Bond Sub-Account               2012      10.66        0.75 - 1.90         12.13 - 13.43
     (Commenced 5/4/2009)           2011       7.16        0.75 - 1.90       (2.20) - (1.07)
                                    2010       0.86        0.75 - 1.90          4.23 - 12.08
                                    2009         --        1.30 - 1.90           8.61 - 9.04

       FIRST METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
           OF FIRST METLIFE INVESTORS INSURANCE COMPANY
         NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)



8.  FINANCIAL HIGHLIGHTS -- (CONTINUED)


                                                   AS OF DECEMBER 31                         FOR THE YEAR ENDED DECEMBER 31
                                      ------------------------------------------  --------------------------------------------------
                                                     UNIT VALUE                   INVESTMENT(1)  EXPENSE RATIO(2)    TOTAL RETURN(3)
                                                      LOWEST TO          NET         INCOME          LOWEST TO          LOWEST TO
                                          UNITS      HIGHEST ($)     ASSETS ($)     RATIO (%)       HIGHEST (%)        HIGHEST (%)
                                      -----------  ---------------  ------------  -------------  ----------------  -----------------
  MIST MetLife Aggressive       2013    7,235,066    15.07 - 16.82   111,921,362       0.74        0.75 - 1.95         27.01 - 28.54
     Strategy Sub-Account       2012    7,372,092    11.87 - 13.09    89,588,164       0.63        0.75 - 1.95         14.48 - 15.87
                                2011    7,606,508    10.37 - 11.30    80,532,622       1.06        0.75 - 1.95       (7.59) - (6.47)
                                2010    6,701,246    11.22 - 12.08    76,527,731       1.18        0.75 - 1.95         14.25 - 15.63
                                2009    6,042,724     9.82 - 10.15    60,222,405         --        1.30 - 1.95         30.09 - 30.94

  MIST MetLife Balanced Plus    2013   30,567,644    11.61 - 12.01   360,242,427       1.19        0.75 - 2.00         12.10 - 13.51
     Sub-Account                2012   24,464,216    10.36 - 10.58   255,734,684         --        0.75 - 2.00          4.99 - 12.26
     (Commenced 5/2/2011)       2011   14,646,924      9.35 - 9.40   137,361,488       0.29        1.15 - 2.00       (6.54) - (6.01)

  MIST MetLife Balanced         2013   39,480,255    14.48 - 16.24   594,694,797       2.01        0.75 - 2.00         17.05 - 18.53
     Strategy Sub-Account       2012   41,921,512    12.37 - 13.70   536,850,475       2.12        0.75 - 2.00          3.90 - 13.08
                                2011   43,671,537    11.08 - 12.12   498,504,417       1.57        0.75 - 2.00       (5.54) - (2.44)
                                2010   39,926,731    11.53 - 12.42   470,355,135       2.01        0.75 - 1.95         11.40 - 12.74
                                2009   31,446,847    10.35 - 11.02   330,982,677         --        0.75 - 1.95         25.86 - 27.39

  MIST MetLife Defensive        2013   13,430,301    13.57 - 15.15   187,664,596       3.02        0.75 - 1.95           6.97 - 8.26
     Strategy Sub-Account       2012   15,553,883    12.68 - 13.99   202,442,879       2.81        0.75 - 1.95          8.76 - 10.08
                                2011   15,428,507    11.66 - 12.71   184,041,521       2.21        0.75 - 1.95         (0.18) - 1.02
                                2010   13,403,026    11.68 - 12.58   159,691,427       3.15        0.75 - 1.95          8.76 - 10.07
                                2009   11,376,437    10.74 - 11.43   124,069,529       2.89        0.75 - 1.95         20.53 - 22.00

  MIST MetLife Growth           2013   31,303,322    15.02 - 16.84   485,522,113       1.42        0.75 - 2.00         23.42 - 24.97
     Strategy Sub-Account       2012   30,181,839    12.22 - 13.48   377,472,428       1.64        0.75 - 1.95         13.47 - 14.85
                                2011   32,058,417    10.77 - 11.73   352,318,389       1.53        0.75 - 1.95       (5.73) - (4.59)
                                2010   33,700,218    11.42 - 12.30   391,701,933       1.70        0.75 - 1.95         13.27 - 14.62
                                2009   34,986,731    10.08 - 10.73   358,063,533         --        0.75 - 1.95         27.58 - 29.13

  MIST MetLife Moderate         2013   21,694,969    14.21 - 15.86   318,257,605       2.38        0.75 - 1.95         12.02 - 13.37
     Strategy Sub-Account       2012   22,703,210    12.68 - 13.99   296,286,899       2.67        0.75 - 1.95         10.21 - 11.55
                                2011   23,395,250    11.51 - 12.54   275,958,841       1.79        0.75 - 1.95       (2.04) - (0.86)
                                2010   21,317,528    11.75 - 12.65   255,437,949       2.43        0.75 - 1.95         10.23 - 11.55
                                2009   16,067,670    10.66 - 11.34   174,021,399       3.24        0.75 - 1.95         23.66 - 25.14

  MIST MetLife Multi-Index      2013   10,334,216     1.12 - 11.26    12,500,764       0.45        1.30 - 2.00          4.18 - 11.49
     Targeted Risk Sub-Account  2012      630,313             1.01       639,000         --        1.30 - 1.50           2.63 - 2.65
     (Commenced 11/12/2012)

  MIST MFS Emerging Markets     2013    3,387,604    10.57 - 20.71    36,989,991       1.09        0.75 - 2.00       (6.86) - (5.69)
     Equity Sub-Account         2012    3,394,857    11.35 - 22.06    39,610,369       0.76        0.75 - 2.00         16.53 - 18.00
                                2011    3,451,214     9.74 - 18.78    34,418,643       1.40        0.75 - 2.00     (20.32) - (19.31)
                                2010    2,973,091    12.25 - 23.35    37,055,385       1.02        0.75 - 1.95         21.27 - 22.72
                                2009    2,332,923    10.11 - 19.10    23,907,903       1.65        0.75 - 1.95         65.68 - 67.70

  MIST MFS Research             2013    2,307,245    16.12 - 24.87    38,843,754       2.56        0.75 - 1.95         16.95 - 18.37
     International Sub-Account  2012    2,529,136    13.78 - 21.09    36,269,462       1.89        0.75 - 1.95          6.35 - 15.83
                                2011    2,524,699    12.04 - 18.28    31,536,568       1.87        0.75 - 1.95     (12.44) - (11.38)
                                2010    2,550,733    13.76 - 20.69    36,236,011       1.70        0.75 - 1.95          9.25 - 10.57
                                2009    2,589,893    12.59 - 18.78    33,540,235       3.13        0.75 - 1.95         29.04 - 30.58

  MIST Morgan Stanley Mid Cap   2013      563,151    17.54 - 20.47    10,560,837       0.61        0.75 - 1.95         36.34 - 37.98
     Growth Sub-Account         2012      522,030    12.86 - 14.83     7,138,632         --        0.75 - 1.95         (4.93) - 8.46
                                2011      400,721    12.00 - 13.68     5,066,386       0.56        0.75 - 1.95       (8.72) - (7.61)
                                2010      319,793    13.15 - 14.81     4,387,565       0.02        0.75 - 1.95         29.54 - 31.10
                                2009      312,816    10.15 - 11.29     3,277,371         --        0.75 - 1.95         54.23 - 56.09

       FIRST METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
           OF FIRST METLIFE INVESTORS INSURANCE COMPANY
         NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)



8.  FINANCIAL HIGHLIGHTS -- (CONTINUED)


                                                    AS OF DECEMBER 31                        FOR THE YEAR ENDED DECEMBER 31
                                       ------------------------------------------  -------------------------------------------------
                                                      UNIT VALUE                   INVESTMENT(1)  EXPENSE RATIO(2)   TOTAL RETURN(3)
                                                       LOWEST TO          NET         INCOME          LOWEST TO         LOWEST TO
                                           UNITS      HIGHEST ($)     ASSETS ($)     RATIO (%)       HIGHEST (%)       HIGHEST (%)
                                       -----------  ---------------  ------------  -------------  ----------------  ----------------
  MIST Oppenheimer Global        2013      196,079    23.23 - 28.20     4,958,258       0.51        0.63 - 1.78        24.72 - 26.16
     Equity Sub-Account          2012       44,590    19.38 - 22.35       935,706       1.41        0.75 - 1.65        19.18 - 20.27
                                 2011       49,295    15.90 - 18.58       861,236       1.72        0.75 - 1.80     (10.04) - (9.09)
                                 2010       42,345    17.68 - 20.44       806,017       1.24        0.75 - 1.80        13.86 - 15.06
                                 2009       37,234    15.53 - 17.77       610,412       2.10        0.75 - 1.80        37.30 - 38.75

  MIST PIMCO Inflation           2013    6,008,780    13.63 - 15.58    85,165,242       2.21        0.75 - 2.00     (11.07) - (9.95)
     Protected Bond Sub-Account  2012    6,599,311    15.33 - 17.30   104,695,250       3.02        0.75 - 2.00          6.96 - 8.31
                                 2011    6,796,818    14.33 - 15.97   100,442,928       1.63        0.75 - 2.00         8.95 - 10.31
                                 2010    6,064,219    13.21 - 14.48    81,928,010       2.28        0.75 - 1.95          5.68 - 6.96
                                 2009    5,030,576    12.50 - 13.54    64,059,527       3.30        0.75 - 1.95         9.71 - 16.53

  MIST PIMCO Total Return        2013   10,780,666    16.12 - 18.89   182,628,694       4.24        0.75 - 2.00      (3.86) - (2.65)
     Sub-Account                 2012   11,119,601    16.77 - 19.40   195,091,492       3.17        0.75 - 2.00          4.34 - 8.45
                                 2011   11,646,547    15.66 - 17.89   189,897,913       2.65        0.75 - 2.00          1.13 - 2.40
                                 2010   10,454,551    15.53 - 17.47   167,621,978       3.34        0.75 - 1.95          6.08 - 7.36
                                 2009    7,455,353    14.64 - 16.27   112,145,924       6.46        0.75 - 1.95        15.75 - 17.15

  MIST Pioneer Fund              2013      645,024     2.58 - 28.98    15,468,894       3.12        0.75 - 1.90         9.33 - 32.08
     Sub-Account                 2012      584,290    17.44 - 21.94    11,393,764       1.43        0.75 - 1.90          0.85 - 9.76
                                 2011      494,645    16.11 - 19.99     8,822,057       1.12        0.75 - 1.90      (6.66) - (5.26)
                                 2010      359,148    17.26 - 21.10     6,802,879       0.75        0.75 - 1.90        13.75 - 15.35
                                 2009      197,630    15.17 - 18.29     3,241,581       1.31        0.75 - 1.90        21.55 - 27.31

  MIST Pioneer Strategic         2013    2,567,810     2.66 - 32.36    57,352,552       4.83        0.75 - 1.95        (0.55) - 1.21
     Income Sub-Account          2012    2,051,755    13.58 - 32.11    51,438,918       4.76        0.75 - 1.95         9.29 - 10.79
                                 2011    1,593,453    12.43 - 28.98    37,575,883       4.60        0.75 - 1.95          1.46 - 2.86
                                 2010    1,367,570    12.25 - 28.18    29,389,676       4.48        0.75 - 1.95         9.88 - 11.34
                                 2009      674,653    11.15 - 25.31    15,342,606       4.92        0.75 - 1.95        23.24 - 32.09

  MIST Pyramis Government        2013    4,946,728    10.14 - 10.48    50,900,751       1.51        0.75 - 2.00      (6.41) - (5.23)
     Income Sub-Account          2012    5,044,872    10.83 - 11.06    55,120,119       0.02        0.75 - 2.00          1.10 - 2.37
     (Commenced 5/2/2011)        2011    2,488,756    10.71 - 10.77    26,749,627       0.90        1.15 - 2.00          7.12 - 7.74

  MIST Pyramis Managed Risk      2013      360,996    10.71 - 10.76     3,880,145       1.43        1.30 - 1.95          4.87 - 5.33
     Sub-Account
     (Commenced 4/29/2013)

  MIST Schroders Global          2013   14,679,301      1.15 - 1.17    17,016,201       0.01        0.75 - 2.00          7.93 - 9.29
     Multi-Asset Sub-Account     2012    6,104,275      1.06 - 1.07     6,518,671       1.65        0.75 - 2.00          5.25 - 6.14
     (Commenced 4/30/2012)

  MIST SSgA Growth and Income    2013    6,610,098    13.79 - 15.22    94,222,649       2.52        0.75 - 1.95        10.75 - 12.09
     ETF Sub-Account             2012    7,600,144    12.45 - 13.58    97,375,249       2.33        0.75 - 1.95        10.66 - 12.00
                                 2011    7,252,539    11.25 - 12.13    83,645,443       1.73        0.75 - 1.95        (0.89) - 0.31
                                 2010    5,120,998    11.35 - 12.09    59,373,184       1.09        0.75 - 1.95        10.08 - 11.40
                                 2009    1,974,559    10.31 - 10.85    20,705,361       0.95        0.75 - 1.95        22.47 - 24.32

  MIST SSgA Growth ETF           2013    3,652,269    13.72 - 15.14    51,894,146       1.98        0.75 - 1.95        15.79 - 17.19
     Sub-Account                 2012    2,857,706    11.84 - 12.92    34,959,705       1.86        0.75 - 1.95        12.80 - 14.17
                                 2011    2,753,892    10.50 - 11.32    29,719,236       1.48        0.75 - 1.95      (4.01) - (2.86)
                                 2010    2,069,545    10.94 - 11.65    23,162,033       1.50        0.75 - 1.95        11.95 - 13.30
                                 2009    1,558,817     9.77 - 10.28    15,521,593       0.76        0.75 - 1.95        26.60 - 28.99

       FIRST METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
           OF FIRST METLIFE INVESTORS INSURANCE COMPANY
         NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)



8.  FINANCIAL HIGHLIGHTS -- (CONTINUED)


                                                   AS OF DECEMBER 31                         FOR THE YEAR ENDED DECEMBER 31
                                      ------------------------------------------  --------------------------------------------------
                                                     UNIT VALUE                   INVESTMENT(1)  EXPENSE RATIO(2)    TOTAL RETURN(3)
                                                      LOWEST TO          NET         INCOME          LOWEST TO          LOWEST TO
                                          UNITS      HIGHEST ($)     ASSETS ($)     RATIO (%)       HIGHEST (%)        HIGHEST (%)
                                      -----------  ---------------  ------------  -------------  ----------------  -----------------
  MIST T. Rowe Price Large      2013      770,296    66.41 - 80.80    53,353,637       1.51        0.75 - 1.95         31.19 - 32.78
     Cap Value Sub-Account      2012      820,735    50.62 - 60.85    43,203,787       1.43        0.75 - 1.95         15.69 - 17.09
                                2011      890,340    43.76 - 51.97    40,385,092       0.63        0.75 - 1.95       (5.86) - (4.72)
                                2010      895,811    46.48 - 54.55    42,995,646       1.01        0.75 - 1.95         14.76 - 16.14
                                2009      866,452    40.50 - 46.96    36,094,176       2.16        0.75 - 1.95         16.11 - 17.51

  MIST T. Rowe Price Mid Cap    2013    3,003,820    14.24 - 15.51    44,743,388       0.21        1.30 - 2.00         33.88 - 34.82
     Growth Sub-Account         2012    3,299,092    10.64 - 11.75    36,563,128         --        1.30 - 2.00         11.42 - 12.34
                                2011    3,143,062     9.55 - 10.46    31,209,616         --        1.30 - 2.00       (8.07) - (2.76)
                                2010    3,007,799     9.94 - 10.76    30,856,539         --        1.30 - 1.95         25.23 - 26.28
                                2009    2,676,582      7.94 - 8.52    21,852,138         --        1.30 - 1.95         42.66 - 43.83

  MIST Third Avenue Small Cap   2013    1,707,562    22.57 - 31.26    40,127,411       0.93        1.30 - 2.00         29.83 - 30.97
     Value Sub-Account          2012    1,683,151    17.38 - 23.87    30,403,068         --        1.30 - 2.00         15.64 - 16.62
                                2011    1,787,164    15.03 - 20.47    27,812,698       1.06        1.30 - 2.00      (10.74) - (9.96)
                                2010    1,827,679    16.92 - 22.73    31,768,099       1.17        1.30 - 1.95         17.58 - 18.48
                                2009    1,786,888    14.39 - 19.19    26,330,272       1.15        1.30 - 1.95         24.02 - 25.06

  MSF Baillie Gifford           2013    1,553,574     9.71 - 15.52    19,193,104       0.03        1.30 - 2.00          9.87 - 13.65
     International Stock        2012       22,889    12.30 - 13.67       298,591       1.05        1.40 - 1.65         17.40 - 17.70
     Sub-Account                2011       23,770    10.46 - 11.62       263,125       1.58        1.40 - 1.65     (21.44) - (21.24)
                                2010       23,843    13.30 - 14.75       336,137       1.36        1.40 - 1.65           5.11 - 5.38
                                2009       23,948    12.63 - 14.00       320,400       0.38        1.40 - 1.65         19.89 - 20.19

  MSF Barclays Aggregate Bond   2013      786,278     1.71 - 16.37    10,676,502       3.18        1.00 - 1.95       (4.45) - (3.54)
     Index Sub-Account          2012      797,523     1.78 - 17.02    11,634,820       2.96        1.00 - 1.95           1.57 - 2.55
     (Commenced 5/4/2009)       2011      576,848    15.28 - 16.65     9,177,104       2.83        1.30 - 1.95           5.09 - 5.77
                                2010      373,923    14.54 - 15.74     5,642,134       2.86        1.30 - 1.95           3.61 - 4.29
                                2009      163,044    14.04 - 15.09     2,350,407         --        1.30 - 1.95           2.41 - 2.86

  MSF BlackRock Bond Income     2013      166,004    50.65 - 69.72     9,223,339       3.81        0.75 - 1.90       (2.78) - (1.75)
     Sub-Account                2012      163,404    52.10 - 70.96     9,227,835       2.58        0.75 - 1.90           4.02 - 6.48
                                2011      163,488    49.45 - 66.65     8,702,101       3.84        0.75 - 1.90           4.41 - 5.51
                                2010      164,695    47.36 - 63.17     8,385,972       3.68        0.75 - 1.90           6.15 - 7.26
                                2009      149,987    44.62 - 58.89     7,064,751       6.35        0.75 - 1.90           7.24 - 8.37

  MSF BlackRock Capital         2013      112,171     1.80 - 49.93     1,397,029       0.77        0.75 - 1.90         31.65 - 33.22
     Appreciation Sub-Account   2012      118,706     1.36 - 37.48     1,216,075       0.30        0.75 - 1.90         12.13 - 13.51
     (Commenced 5/4/2009)       2011      101,568     1.20 - 33.02       937,942       0.19        0.75 - 1.90      (10.68) - (9.63)
                                2010       99,815     1.34 - 36.53     1,035,852       0.23        0.75 - 1.90         17.49 - 18.93
                                2009       83,891     1.14 - 28.69       738,462         --        1.20 - 1.90         29.11 - 29.70

  MSF BlackRock Money Market    2013    6,832,194     9.46 - 24.07    71,286,205         --        0.75 - 1.95       (1.93) - (0.75)
     Sub-Account                2012    7,755,108     9.65 - 24.35    84,112,066         --        0.75 - 1.95       (1.94) - (0.75)
                                2011    8,260,359     9.84 - 24.63    89,338,743         --        0.75 - 1.95       (1.93) - (0.74)
                                2010    7,275,363    10.03 - 24.92    80,300,253         --        0.75 - 1.95       (1.93) - (0.64)
                                2009    6,557,813    10.23 - 25.21    69,056,639       0.23        0.75 - 1.95       (1.68) - (0.49)

  MSF Davis Venture Value       2013    4,222,434    16.51 - 52.46    75,524,957       1.27        0.75 - 2.00         30.89 - 32.53
     Sub-Account                2012    4,690,263    12.61 - 39.59    63,858,233       0.70        0.75 - 2.00         10.46 - 11.86
                                2011    5,061,770    11.42 - 35.39    61,988,552       1.00        0.75 - 2.00      (11.71) - (4.89)
                                2010    5,003,488    12.20 - 37.21    64,517,290       0.88        0.75 - 1.95           9.66 - 0.98
                                2009    4,731,303    11.12 - 33.53    55,229,784       1.38        0.75 - 1.95         29.28 - 30.84

       FIRST METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
           OF FIRST METLIFE INVESTORS INSURANCE COMPANY
         NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)



8.  FINANCIAL HIGHLIGHTS -- (CONTINUED)


                                                         AS OF DECEMBER 31
                                            ------------------------------------------
                                                           UNIT VALUE
                                                            LOWEST TO          NET
                                                UNITS      HIGHEST ($)     ASSETS ($)
                                            -----------  ---------------  ------------
  MSF Frontier Mid Cap                2013      563,778    16.98 - 18.08     9,857,926
     Growth Sub-Account
     (Commenced 4/29/2013)

  MSF Jennison Growth                 2013    3,283,264     7.84 - 22.08    58,422,313
     Sub-Account                      2012    3,445,041     5.81 - 16.32    45,506,591
                                      2011    2,364,504    11.54 - 12.28    28,152,357
                                      2010    2,297,452    11.74 - 12.41    27,730,426
                                      2009    2,173,362    10.76 - 11.29    23,943,894

  MSF Loomis Sayles Small Cap         2013       19,503    50.09 - 52.10       999,555
     Core Sub-Account                 2012       22,943    36.29 - 37.67       848,600
     (Commenced 11/10/2008            2011       19,871    32.37 - 33.53       655,333
     and began transactions in 2009)  2010       12,163    32.88 - 33.99       406,150
                                      2009        3,472    26.34 - 27.18        93,189

  MSF Loomis Sayles Small Cap         2013       31,132    17.15 - 18.86       551,889
     Growth Sub-Account               2012       35,478    11.73 - 12.80       429,186
                                      2011       37,629    10.74 - 11.63       416,380
                                      2010       36,721    10.61 - 11.41       398,183
                                      2009       34,404      8.20 - 8.75       287,297

  MSF Met/Artisan Mid Cap             2013      914,482    20.12 - 21.81    19,152,895
     Value Sub-Account                2012      947,528    15.03 - 16.18    14,779,234
                                      2011      996,981    13.74 - 14.69    14,168,378
                                      2010    1,036,170    13.15 - 13.98    14,057,129
                                      2009    1,071,935    11.69 - 12.34    12,881,687

  MSF Met/Dimensional                 2013      209,072    20.25 - 21.32     4,313,192
     International Small Company      2012      188,988    16.18 - 16.87     3,104,471
     Sub-Account                      2011      207,878    13.99 - 14.54     2,942,339
                                      2010      126,878    17.04 - 17.49     2,176,484
                                      2009       68,838    14.12 - 14.28       980,285

  MSF MetLife Conservative            2013      173,879    13.28 - 13.63     2,351,233
     Allocation Sub-Account           2012      177,334    12.97 - 13.27     2,337,842
                                      2011      187,588    12.10 - 12.35     2,300,841
                                      2010      188,539    11.94 - 12.15     2,278,507
                                      2009      180,547    11.05 - 11.16     2,012,937

  MSF MetLife Conservative to         2013      153,033    13.90 - 14.15     2,145,543
     Moderate Allocation              2012      147,886    12.77 - 12.97     1,901,558
     Sub-Account                      2011      147,155    11.67 - 11.83     1,727,986
                                      2010      189,647    11.76 - 11.90     2,243,545
                                      2009      202,843    10.75 - 10.85     2,189,499

  MSF MetLife Mid Cap Stock           2013      268,479    23.24 - 26.41     6,560,440
     Index Sub-Account                2012      256,215    17.85 - 20.10     4,787,532
     (Commenced 5/4/2009)             2011      252,800    15.52 - 16.72     4,091,598
                                      2010      172,234    16.19 - 17.33     2,894,856
                                      2009       57,039    13.17 - 13.94       773,244

                                                       FOR THE YEAR ENDED DECEMBER 31
                                            --------------------------------------------------
                                            INVESTMENT(1)  EXPENSE RATIO(2)    TOTAL RETURN(3)
                                               INCOME          LOWEST TO          LOWEST TO
                                              RATIO (%)       HIGHEST (%)        HIGHEST (%)
                                            -------------  ----------------  -----------------
  MSF Frontier Mid Cap                2013         --        1.30 - 1.95         19.54 - 20.07
     Growth Sub-Account
     (Commenced 4/29/2013)

  MSF Jennison Growth                 2013       0.21        0.75 - 1.95         34.09 - 35.71
     Sub-Account                      2012       0.01        0.75 - 1.95        (4.05) - 14.06
                                      2011       0.06        1.30 - 1.95       (1.71) - (1.07)
                                      2010       0.38        1.30 - 1.95           9.17 - 9.87
                                      2009         --        1.30 - 1.95         36.87 - 37.77

  MSF Loomis Sayles Small Cap         2013       0.23        1.70 - 1.90         38.04 - 38.31
     Core Sub-Account                 2012         --        1.70 - 1.90         12.11 - 12.33
     (Commenced 11/10/2008            2011         --        1.70 - 1.90       (1.55) - (1.35)
     and began transactions in 2009)  2010         --        1.70 - 1.90         24.82 - 25.07
                                      2009         --        1.70 - 1.90         27.49 - 27.74

  MSF Loomis Sayles Small Cap         2013         --        0.75 - 1.50         46.17 - 47.27
     Growth Sub-Account               2012         --        0.75 - 1.50          9.23 - 10.06
                                      2011         --        0.75 - 1.50           1.23 - 1.98
                                      2010         --        0.75 - 1.50         29.39 - 30.36
                                      2009         --        0.75 - 1.50         27.75 - 28.71

  MSF Met/Artisan Mid Cap             2013       0.76        1.30 - 1.95         33.87 - 34.75
     Value Sub-Account                2012       0.78        1.30 - 1.95          9.42 - 10.13
                                      2011       0.77        1.30 - 1.95           4.44 - 5.11
                                      2010       0.58        1.30 - 1.95         12.54 - 13.28
                                      2009       0.84        1.30 - 1.95         38.48 - 39.37

  MSF Met/Dimensional                 2013       1.78        0.95 - 1.95         25.14 - 26.40
     International Small Company      2012       2.26        0.95 - 1.95         15.62 - 16.78
     Sub-Account                      2011       1.85        0.75 - 1.95     (17.86) - (16.88)
                                      2010       1.24        0.75 - 1.95         20.22 - 21.68
                                      2009         --        1.30 - 2.30         39.48 - 40.87

  MSF MetLife Conservative            2013       2.82        1.55 - 1.85           2.37 - 2.68
     Allocation Sub-Account           2012       3.26        1.55 - 1.85           7.17 - 7.49
                                      2011       2.37        1.55 - 1.85           1.36 - 1.66
                                      2010       3.89        1.55 - 1.85           8.04 - 8.36
                                      2009       3.19        1.65 - 1.85         18.32 - 18.56

  MSF MetLife Conservative to         2013       2.53        1.65 - 1.85           8.89 - 9.11
     Moderate Allocation              2012       3.04        1.65 - 1.85           9.41 - 9.63
     Sub-Account                      2011       2.16        1.65 - 1.85       (0.80) - (0.61)
                                      2010       3.43        1.65 - 1.85           9.48 - 9.71
                                      2009       3.24        1.65 - 1.85         21.41 - 21.65

  MSF MetLife Mid Cap Stock           2013       0.91        1.00 - 1.95         30.19 - 31.43
     Index Sub-Account                2012       0.71        1.00 - 1.95         14.99 - 16.09
     (Commenced 5/4/2009)             2011       0.61        1.30 - 1.95       (4.13) - (3.50)
                                      2010       0.56        1.30 - 1.95         23.49 - 24.29
                                      2009         --        1.30 - 1.90         28.62 - 29.16

       FIRST METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
           OF FIRST METLIFE INVESTORS INSURANCE COMPANY
         NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)



8.  FINANCIAL HIGHLIGHTS -- (CONTINUED)


                                                         AS OF DECEMBER 31
                                            ------------------------------------------
                                                           UNIT VALUE
                                                            LOWEST TO          NET
                                                UNITS      HIGHEST ($)     ASSETS ($)
                                            -----------  ---------------  ------------
  MSF MetLife Moderate                2013    1,328,482    14.39 - 14.77    19,280,778
     Allocation Sub-Account           2012    1,501,112    12.42 - 12.71    18,786,980
                                      2011    1,538,379    11.18 - 11.40    17,304,889
                                      2010    1,507,770    11.54 - 11.74    17,503,699
                                      2009    1,468,099    10.39 - 10.54    15,319,594

  MSF MetLife Moderate to             2013      430,018    14.42 - 14.80     6,266,657
     Aggressive Allocation            2012      587,000    11.82 - 12.09     7,001,495
     Sub-Account                      2011      632,509    10.43 - 10.65     6,650,006
                                      2010      822,307    11.05 - 11.24     9,136,189
                                      2009      811,140      9.81 - 9.95     7,998,980

  MSF MetLife Stock Index             2013    2,722,446     6.28 - 34.74    48,655,756
     Sub-Account                      2012    2,742,510     4.82 - 27.11    37,970,601
                                      2011    2,700,737    11.30 - 24.14    33,222,956
                                      2010    2,472,007    11.34 - 24.43    30,730,803
                                      2009    2,209,022    10.10 - 21.92    24,638,965

  MSF MFS Total Return Sub-Account    2013      178,447    16.53 - 68.40     9,714,123
                                      2012      197,543    14.13 - 58.06     9,426,446
                                      2011      203,240    12.38 - 52.56     8,990,922
                                      2010      211,123    12.34 - 51.83     9,127,851
                                      2009      212,740    11.44 - 47.56     8,399,961

  MSF MFS Value Sub-Account           2013    1,137,167    20.12 - 24.41    25,019,792
                                      2012      284,489    15.27 - 18.17     4,764,887
                                      2011      308,939    13.39 - 15.74     4,498,517
                                      2010      294,312    13.57 - 15.76     4,294,747
                                      2009      240,463    12.44 - 14.28     3,179,115

  MSF MSCI EAFE Index Sub-Account     2013      397,125     1.61 - 15.39     5,318,352
     (Commenced 5/4/2009)             2012      391,098     1.34 - 12.84     4,381,009
                                      2011      348,616    10.13 - 11.03     3,709,040
                                      2010      235,893    11.82 - 12.79     2,915,694
                                      2009       60,518    11.18 - 12.03       701,682

  MSF Neuberger Berman Genesis        2013      650,463    19.51 - 27.36    15,339,173
     Sub-Account                      2012        6,797    17.28 - 18.63       119,195
                                      2011        1,729    16.05 - 17.19        28,628
                                      2010          962    16.17 - 16.51        15,746
                                      2009        1,190    13.52 - 13.78        16,236

  MSF Russell 2000 Index Sub-Account  2013      407,803     2.74 - 26.21    10,077,048
     (Commenced 5/4/2009)             2012      301,820     2.01 - 19.22     5,428,869
                                      2011      315,875    15.42 - 16.80     5,110,032
                                      2010      181,098    16.43 - 17.79     3,110,028
                                      2009       48,032    13.32 - 14.24       663,258

  MSF T. Rowe Price Large Cap Growth  2013    1,115,203     8.41 - 22.79    17,222,447
     Sub-Account                      2012       53,733    15.52 - 16.61       859,547
                                      2011       58,056    13.30 - 14.16       794,008
                                      2010       62,021    13.70 - 14.52       872,206
                                      2009       66,384    11.93 - 12.58       810,697

                                                       FOR THE YEAR ENDED DECEMBER 31
                                            --------------------------------------------------
                                            INVESTMENT(1)  EXPENSE RATIO(2)    TOTAL RETURN(3)
                                               INCOME          LOWEST TO          LOWEST TO
                                              RATIO (%)       HIGHEST (%)        HIGHEST (%)
                                            -------------  ----------------  -----------------
  MSF MetLife Moderate                2013       1.95        1.55 - 1.85         15.82 - 16.17
     Allocation Sub-Account           2012       2.31        1.55 - 1.85         11.16 - 11.49
                                      2011       1.45        1.55 - 1.85       (3.18) - (2.89)
                                      2010       2.53        1.55 - 1.85         11.10 - 11.44
                                      2009       2.84        1.55 - 1.85         24.22 - 24.58

  MSF MetLife Moderate to             2013       1.52        1.55 - 1.85         22.03 - 22.40
     Aggressive Allocation            2012       1.99        1.55 - 1.85         13.26 - 13.60
     Sub-Account                      2011       1.50        1.55 - 1.85       (5.53) - (5.25)
                                      2010       2.18        1.55 - 1.85         12.60 - 12.94
                                      2009       2.74        1.55 - 1.85         26.73 - 27.11

  MSF MetLife Stock Index             2013       1.63        1.00 - 2.90         28.14 - 30.39
     Sub-Account                      2012       1.62        1.00 - 2.90         12.30 - 14.27
                                      2011       1.47        1.30 - 2.90         (1.15) - 0.32
                                      2010       1.55        1.30 - 2.90         11.41 - 13.01
                                      2009       2.16        1.30 - 2.90         23.49 - 26.75

  MSF MFS Total Return Sub-Account    2013       2.46        0.75 - 1.90         16.52 - 17.81
                                      2012       2.65        0.75 - 1.90          2.85 - 10.47
                                      2011       2.57        0.75 - 1.90           0.29 - 1.40
                                      2010       2.81        0.75 - 1.90           7.80 - 8.98
                                      2009       3.99        0.75 - 1.90         16.13 - 17.42

  MSF MFS Value Sub-Account           2013       0.52        0.75 - 2.00         32.71 - 34.37
                                      2012       1.85        0.75 - 1.95          3.24 - 15.45
                                      2011       1.51        0.75 - 1.95       (1.30) - (0.11)
                                      2010       1.36        0.75 - 1.95          9.03 - 10.35
                                      2009         --        0.75 - 1.95         18.26 - 19.68

  MSF MSCI EAFE Index Sub-Account     2013       2.87        1.00 - 1.95         19.09 - 20.23
     (Commenced 5/4/2009)             2012       2.78        1.00 - 1.95         15.65 - 16.76
                                      2011       2.07        1.30 - 1.95     (14.34) - (13.78)
                                      2010       1.97        1.30 - 1.95           5.69 - 6.38
                                      2009         --        1.30 - 1.95         34.67 - 35.25

  MSF Neuberger Berman Genesis        2013       0.01        0.75 - 1.95         25.05 - 37.16
     Sub-Account                      2012       0.15        1.30 - 1.90           7.68 - 8.33
                                      2011       0.32        1.30 - 1.90         (7.35) - 4.15
                                      2010       0.33        1.30 - 1.50         19.54 - 19.78
                                      2009       0.79        1.30 - 1.50         11.15 - 11.37

  MSF Russell 2000 Index Sub-Account  2013       1.27        1.00 - 1.95         35.46 - 36.75
     (Commenced 5/4/2009)             2012       0.88        1.00 - 1.95         13.70 - 14.79
                                      2011       0.74        1.30 - 1.95       (6.17) - (5.56)
                                      2010       0.55        1.30 - 1.95         24.11 - 24.91
                                      2009         --        1.30 - 1.90         26.11 - 26.62

  MSF T. Rowe Price Large Cap Growth  2013       0.01        1.30 - 1.95         26.44 - 37.23
     Sub-Account                      2012       0.01        1.30 - 1.65         16.72 - 17.31
                                      2011         --        1.30 - 1.65       (2.95) - (2.49)
                                      2010       0.08        1.30 - 1.65         14.84 - 15.42
                                      2009       0.33        1.30 - 1.65         40.70 - 41.44

       FIRST METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
           OF FIRST METLIFE INVESTORS INSURANCE COMPANY
         NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)



8.  FINANCIAL HIGHLIGHTS -- (CONTINUED)


                                                         AS OF DECEMBER 31
                                            ------------------------------------------
                                                           UNIT VALUE
                                                            LOWEST TO          NET
                                                UNITS      HIGHEST ($)     ASSETS ($)
                                            -----------  ---------------  ------------
  MSF T. Rowe Price Small Cap         2013       19,290    27.09 - 29.47       539,815
     Growth Sub-Account               2012       25,300    19.15 - 20.73       498,088
                                      2011       30,187    16.84 - 18.14       521,744
                                      2010       38,322    16.92 - 18.13       663,369
                                      2009       46,194    12.81 - 13.66       604,114

  MSF Van Eck Global Natural          2013      372,229    16.56 - 17.66     6,297,415
     Resources Sub-Account            2012      463,176    15.25 - 16.07     7,185,431
     (Commenced 5/4/2009)             2011      429,221    15.17 - 15.78     6,596,845
                                      2010      356,898    18.59 - 19.08     6,673,176
                                      2009       82,041    14.69 - 14.80     1,209,009

  MSF Western Asset                   2013        1,280    28.48 - 29.03        36,940
     Management Strategic Bond        2012        1,197    28.67 - 29.20        34,736
     Opportunities Sub-Account        2011        1,172    26.15 - 26.61        31,010
                                      2010        1,181    25.09 - 25.49        29,966
                                      2009        1,213    22.64 - 22.99        27,762

  MSF Western Asset                   2013    1,762,260    16.12 - 19.52    31,018,667
     Management U.S. Government       2012    1,806,157    16.58 - 19.89    32,438,079
     Sub-Account                      2011    1,651,952    16.41 - 19.49    29,083,283
                                      2010    1,601,209    15.90 - 18.69    27,095,896
                                      2009    1,092,065    15.37 - 17.48    17,684,868

  Oppenheimer VA Main Street          2013      183,673    25.97 - 27.82     4,873,865
     Small Cap Sub-Account            2012      201,443    18.75 - 19.97     3,851,471
                                      2011      196,463    16.18 - 17.13     3,235,513
                                      2010      169,474    16.82 - 17.72     2,900,152
                                      2009      107,367    13.88 - 14.54     1,512,909

  PIMCO VIT High Yield                2013        8,155    20.13 - 20.77       164,889
     Sub-Account                      2012        7,968    19.33 - 19.90       154,636
                                      2011        8,741    17.17 - 17.64       150,577
                                      2010        8,203    16.86 - 17.30       138,750
                                      2009       10,757    14.94 - 15.31       161,118

  PIMCO VIT Low Duration              2013        7,603    15.14 - 15.33       116,235
     Sub-Account                      2012       13,193    15.39 - 15.57       205,018
                                      2011       12,537    14.76 - 14.91       186,665
                                      2010       12,187    14.82 - 14.96       181,997
                                      2009       14,162    14.28 - 14.41       203,515

  Pioneer VCT Emerging                2013        1,123    14.71 - 15.02        16,810
     Markets Sub-Account              2012        1,120    15.34 - 15.63        17,465
     (Commenced 11/10/2008            2011          972    14.01 - 14.51        13,864
     and began transactions in 2009)  2010        2,553    18.70 - 19.31        48,533
                                      2009        2,657    16.49 - 17.23        44,460

  Pioneer VCT Equity Income           2013          323            27.19         8,795
     Sub-Account                      2012          411            21.52         8,854
     (Commenced 11/10/2008            2011           --            19.96            --
     and began transactions in 2009)  2010        1,048            19.24        20,175
                                      2009        1,223    16.45 - 17.24        20,131

                                                       FOR THE YEAR ENDED DECEMBER 31
                                            --------------------------------------------------
                                            INVESTMENT(1)  EXPENSE RATIO(2)    TOTAL RETURN(3)
                                               INCOME          LOWEST TO          LOWEST TO
                                              RATIO (%)       HIGHEST (%)        HIGHEST (%)
                                            -------------  ----------------  -----------------
  MSF T. Rowe Price Small Cap         2013       0.14        1.40 - 1.90         41.46 - 42.17
     Growth Sub-Account               2012         --        1.40 - 1.90         13.72 - 14.29
                                      2011         --        1.40 - 1.90         (0.46) - 0.04
                                      2010         --        1.40 - 1.90         32.14 - 32.79
                                      2009       0.06        1.40 - 1.90         36.02 - 36.71

  MSF Van Eck Global Natural          2013       0.69        0.75 - 2.00           8.56 - 9.93
     Resources Sub-Account            2012         --        0.75 - 2.00           0.54 - 1.81
     (Commenced 5/4/2009)             2011       1.37        0.75 - 2.00     (18.32) - (17.29)
                                      2010       0.26        0.75 - 1.95         17.57 - 27.36
                                      2009         --        1.30 - 1.95         35.22 - 35.82

  MSF Western Asset                   2013       4.64        1.40 - 1.50       (0.67) - (0.57)
     Management Strategic Bond        2012       3.31        1.40 - 1.50           9.63 - 9.74
     Opportunities Sub-Account        2011       4.77        1.40 - 1.50           4.27 - 4.37
                                      2010       5.94        1.40 - 1.50         10.78 - 10.89
                                      2009       6.74        1.40 - 1.50         29.93 - 30.06

  MSF Western Asset                   2013       1.95        0.95 - 1.80       (2.82) - (1.84)
     Management U.S. Government       2012       1.82        0.95 - 1.95           1.05 - 2.07
     Sub-Account                      2011       1.27        0.95 - 1.95           3.24 - 4.28
                                      2010       1.98        0.95 - 1.95           3.46 - 4.50
                                      2009       3.75        1.10 - 1.95           2.07 - 2.94

  Oppenheimer VA Main Street          2013       0.70        0.95 - 1.50         38.53 - 39.29
     Small Cap Sub-Account            2012       0.33        0.95 - 1.50         15.91 - 16.55
                                      2011       0.37        0.95 - 1.50       (3.83) - (3.30)
                                      2010       0.34        0.95 - 1.50         21.23 - 21.90
                                      2009       0.48        0.95 - 1.50         34.84 - 35.58

  PIMCO VIT High Yield                2013       5.44        1.30 - 1.50           4.16 - 4.37
     Sub-Account                      2012       5.78        1.30 - 1.50         12.59 - 12.81
                                      2011       6.99        1.30 - 1.50           1.80 - 2.01
                                      2010       7.26        1.30 - 1.50         12.76 - 12.99
                                      2009       8.75        1.30 - 1.50         38.18 - 38.45

  PIMCO VIT Low Duration              2013       1.48        1.40 - 1.50       (1.62) - (1.52)
     Sub-Account                      2012       1.91        1.40 - 1.50           4.27 - 4.37
                                      2011       1.68        1.40 - 1.50       (0.39) - (0.29)
                                      2010       1.62        1.40 - 1.50           3.72 - 3.82
                                      2009       3.54        1.40 - 1.50         11.63 - 11.75

  Pioneer VCT Emerging                2013       0.91        1.80 - 1.95       (4.08) - (3.94)
     Markets Sub-Account              2012       0.20        1.80 - 1.95           9.49 - 9.66
     (Commenced 11/10/2008            2011         --        1.65 - 1.95     (25.09) - (24.86)
     and began transactions in 2009)  2010       0.32        1.65 - 1.95         13.38 - 13.72
                                      2009       0.76        1.50 - 1.95         70.65 - 71.43

  Pioneer VCT Equity Income           2013       2.26               1.95                 26.35
     Sub-Account                      2012       3.21               1.95                  7.83
     (Commenced 11/10/2008            2011         --               1.95                  3.73
     and began transactions in 2009)  2010       2.05               1.95                 16.93
                                      2009       2.04        1.50 - 1.95         11.69 - 12.20

       FIRST METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
           OF FIRST METLIFE INVESTORS INSURANCE COMPANY
         NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)



8.  FINANCIAL HIGHLIGHTS -- (CONTINUED)


                                                         AS OF DECEMBER 31
                                            ------------------------------------------
                                                            UNIT VALUE
                                                             LOWEST TO         NET
                                                UNITS       HIGHEST ($)    ASSETS ($)
                                            -----------  ---------------  ------------
  Pioneer VCT Mid Cap Value           2013       53,861    39.83 - 45.45     2,228,875
     Sub-Account                      2012       55,049    30.50 - 34.56     1,739,642
                                      2011       52,079    27.98 - 31.48     1,505,702
                                      2010       46,503    30.21 - 33.76     1,442,414
                                      2009       39,695    26.05 - 28.91     1,054,754

  Pioneer VCT Real Estate             2013          401            22.08         8,850
     Shares Sub-Account               2012          403            22.10         8,902
     (Commenced 11/10/2008            2011          404            19.36         7,821
     and began transactions in 2009)  2010          406            17.93         7,267
                                      2009          407            14.18         5,768

  Putnam VT Equity Income             2013        2,885    24.09 - 25.79        70,888
     Sub-Account                      2012        3,141    18.45 - 19.63        58,909
                                      2011        1,060    16.29 - 16.57        17,348
                                      2010        1,060    16.13 - 16.38        17,173
                                      2009        2,414    14.47 - 14.66        35,119

  Putnam VT Multi-Cap Growth          2013       27,777             9.62       267,354
     Sub-Account                      2012       26,156             7.14       186,699
     (Commenced 9/27/2010)            2011       24,593             6.18       152,050
                                      2010       24,393             6.59       160,771

  Russell Aggressive Equity           2013          206            19.24         3,969
     Sub-Account                      2012          206            13.93         2,875
                                      2011          285            12.20         3,478
                                      2010          381            12.91         4,925
                                      2009          576            10.49         6,045

  Russell Core Bond Sub-Account       2013        1,250            18.21        22,762
                                      2012        1,250            18.74        23,423
                                      2011        1,788            17.53        31,352
                                      2010        3,020            16.99        51,304
                                      2009        4,087            15.66        63,990

  Russell Global Real Estate          2013          215            32.08         6,900
     Securities Sub-Account           2012          215            31.38         6,751
                                      2011          258            24.95         6,427
                                      2010          310            27.22         8,424
                                      2009          435            22.46         9,768

  Russell Multi-Style Equity          2013        2,931            12.86        37,705
     Sub-Account                      2012        2,931             9.81        28,767
                                      2011        3,876             8.60        33,347
                                      2010        3,947             8.86        34,973
                                      2009        5,994             7.72        46,249

  Russell Non-U.S. Sub-Account        2013          959            13.02        12,482
                                      2012          959            10.83        10,383
                                      2011        1,335             9.17        12,236
                                      2010        1,796            10.67        19,148
                                      2009        2,565             9.71        24,909

                                                      FOR THE YEAR ENDED DECEMBER 31
                                            -------------------------------------------------
                                            INVESTMENT(1)  EXPENSE RATIO(2)   TOTAL RETURN(3)
                                               INCOME          LOWEST TO         LOWEST TO
                                              RATIO (%)       HIGHEST (%)       HIGHEST (%)
                                            -------------  ----------------  ----------------
  Pioneer VCT Mid Cap Value           2013      0.75         0.95 - 1.65        30.58 - 31.50
     Sub-Account                      2012      0.88         0.95 - 1.65          9.00 - 9.77
                                      2011      0.65         0.95 - 1.65      (7.38) - (6.73)
                                      2010      0.86         0.95 - 1.65        15.97 - 16.78
                                      2009      1.30         0.95 - 1.65        23.21 - 24.08

  Pioneer VCT Real Estate             2013      2.14                1.65               (0.12)
     Shares Sub-Account               2012      2.16                1.65                14.18
     (Commenced 11/10/2008            2011      2.25                1.65                 7.96
     and began transactions in 2009)  2010      2.45                1.65                26.44
                                      2009      2.95                1.65                29.40

  Putnam VT Equity Income             2013      1.95         0.75 - 1.40        30.58 - 31.43
     Sub-Account                      2012      2.00         0.75 - 1.40        17.64 - 18.41
                                      2011      1.77         0.75 - 0.95          0.96 - 1.16
                                      2010      1.49         0.75 - 0.95        11.54 - 11.77
                                      2009      0.91         0.75 - 0.95        26.24 - 26.49

  Putnam VT Multi-Cap Growth          2013      0.73                1.40                34.85
     Sub-Account                      2012      0.50                1.40                15.45
     (Commenced 9/27/2010)            2011      0.39                1.40               (6.19)
                                      2010        --                1.40                13.35

  Russell Aggressive Equity           2013      0.44                1.40                38.06
     Sub-Account                      2012      0.97                1.40                14.22
                                      2011      0.49                1.40               (5.53)
                                      2010      0.48                1.40                23.15
                                      2009      0.53                1.40                29.57

  Russell Core Bond Sub-Account       2013      1.43                1.40               (2.82)
                                      2012      2.07                1.40                 6.86
                                      2011      2.97                1.40                 3.23
                                      2010      3.89                1.40                 8.50
                                      2009      4.74                1.40                14.20

  Russell Global Real Estate          2013      3.99                1.40                 2.21
     Securities Sub-Account           2012      4.83                1.40                25.77
                                      2011      2.29                1.40               (8.34)
                                      2010      2.20                1.40                21.21
                                      2009      4.67                1.40                27.15

  Russell Multi-Style Equity          2013      1.21                1.40                31.07
     Sub-Account                      2012      1.08                1.40                14.07
                                      2011      0.99                1.40               (2.91)
                                      2010      0.97                1.40                14.84
                                      2009      1.32                1.40                29.57

  Russell Non-U.S. Sub-Account        2013      2.00                1.40                20.22
                                      2012      1.90                1.40                18.14
                                      2011      1.55                1.40              (14.09)
                                      2010      1.14                1.40                 9.88
                                      2009      2.84                1.40                24.73

       FIRST METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
           OF FIRST METLIFE INVESTORS INSURANCE COMPANY
         NOTES TO THE FINANCIAL STATEMENTS -- (CONCLUDED)



8.  FINANCIAL HIGHLIGHTS -- (CONCLUDED)


                                                   AS OF DECEMBER 31                         FOR THE YEAR ENDED DECEMBER 31
                                       ------------------------------------------  -------------------------------------------------
                                                       UNIT VALUE                  INVESTMENT(1)  EXPENSE RATIO(2)   TOTAL RETURN(3)
                                                        LOWEST TO         NET         INCOME          LOWEST TO         LOWEST TO
                                          UNITS        HIGHEST ($)    ASSETS ($)     RATIO (%)       HIGHEST (%)       HIGHEST (%)
                                       -----------  ---------------  ------------  -------------  ----------------  ----------------
  UIF U.S. Real Estate           2013      124,710    28.69 - 60.26     4,755,394       1.08        0.95 - 1.65          0.38 - 1.09
     Sub-Account                 2012      115,178    28.58 - 59.62     4,305,921       0.84        0.95 - 1.65        13.93 - 14.74
                                 2011      125,634    25.09 - 51.96     3,922,127       0.85        0.95 - 1.65          4.19 - 4.92
                                 2010      130,897    24.08 - 49.52     3,736,871       2.15        0.95 - 1.65        27.84 - 28.73
                                 2009      137,424    18.83 - 38.47     2,952,490       3.31        0.95 - 1.65        26.25 - 27.14

 1 These amounts represent the dividends, excluding distributions of capital gains, received by the Sub-Account from the underlying fund, portfolio, or series net of management fees assessed by the fund manager, divided by the average net assets, regardless of share class, if any. These ratios exclude those expenses, such as mortality and expense risk charges, that are assessed against contract owner accounts either through reductions in the unit values or the redemption of units. The investment income ratio is calculated for each period indicated or from the effective date through the end of the reporting period. The recognition of investment income by the Sub-Account is affected by the timing of the declaration of dividends by the underlying fund, portfolio, or series in which the Sub-Account invests. The investment income ratio is calculated as a weighted average ratio since the Sub-Account may invest in two or more share classes, if any, within the underlying fund, portfolio, or series of the Trusts which may have unique investment income ratios.

 2 These amounts represent the annualized contract expenses of the applicable
   Sub-Accounts, consisting primarily of mortality and expense risk charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying fund, portfolio, or series have been excluded.

 3 These amounts represent the total return for the period indicated, including changes in the value of the underlying fund, portfolio, or series and expenses assessed through the reduction of unit values. These ratios do not include any expenses assessed through the redemption of units. The total return is calculated for each period indicated or from the effective date through the end of the reporting period. The total return is presented as a range of minimum to maximum returns, based on minimum and maximum returns within each product grouping of the applicable Sub-Account.

First MetLife Investors Insurance Company

Financial Statements

As of December 31, 2013 and 2012 and for the Years Ended December 31, 2013, 2012 and 2011 and Independent Auditors' Report

                         INDEPENDENT AUDITORS' REPORT

To the Board of Directors and Stockholder of First MetLife Investors Insurance Company:

We have audited the accompanying financial statements of First MetLife Investors Insurance Company (a wholly-owned subsidiary of MetLife, Inc.) (the "Company"), which comprise the balance sheets as of December 31, 2013 and 2012, and the related statements of operations, comprehensive income (loss), stockholder's equity, and cash flows for each of the three years in the period ended December 31, 2013, and the related notes to the financial statements.

Management's Responsibility for the Financial Statements

Management is responsible for the preparation and fair presentation of these financial statements in accordance with accounting principles generally accepted in the United States of America; this includes the design, implementation, and maintenance of internal control relevant to the preparation and fair presentation of financial statements that are free from material misstatement, whether due to fraud or error.

Auditors' Responsibility

Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free from material misstatement.

An audit involves performing procedures to obtain audit evidence about the amounts and disclosures in the financial statements. The procedures selected depend on the auditor's judgment, including the assessment of the risks of material misstatement of the financial statements, whether due to fraud or error. In making those risk assessments, the auditor considers internal control relevant to the Company's preparation and fair presentation of the financial statements in order to design audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Company's internal control. Accordingly, we express no such opinion. An audit also includes evaluating the appropriateness of accounting policies used and the reasonableness of significant accounting estimates made by management, as well as evaluating the overall presentation of the financial statements.

We believe that the audit evidence we have obtained is sufficient and appropriate to provide a basis for our audit opinion.

Opinion

In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of First MetLife Investors Insurance Company as of December 31, 2013 and 2012, and the results of its operations and its cash flows for each of the three years in the period ended December 31, 2013, in accordance with accounting principles generally accepted in the United States of America.

Other Matter

Results of the Company may not be indicative of those of a stand-alone entity, as the Company is a member of a controlled group of affiliated companies.

/s/ DELOITTE & TOUCHE LLP

Certified Public Accountants
Tampa, Florida
April 21, 2014

                   First MetLife Investors Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

                                Balance Sheets
                          December 31, 2013 and 2012

                (In thousands, except share and per share data)

                                                                                       2013          2012
                                                                                   ------------- -------------
Assets
Investments:
 Fixed maturity securities available-for-sale, at estimated fair value (amortized
   cost: $680,136 and $645,945, respectively)..................................... $     696,504 $     710,639
 Mortgage loans (net of valuation allowances of $483 and $479, respectively)......       115,652       109,498
 Short-term investments, at estimated fair value..................................        20,095        26,388
                                                                                   ------------- -------------
   Total investments..............................................................       832,251       846,525
Cash and cash equivalents.........................................................         1,379         5,517
Accrued investment income.........................................................         6,597         6,794
Premiums, reinsurance and other receivables.......................................     1,290,944     1,563,748
Deferred policy acquisition costs and value of business acquired..................       255,034       157,226
Current income tax recoverable....................................................        21,415         6,932
Other assets......................................................................        83,534        88,952
Separate account assets...........................................................     5,326,276     4,667,174
                                                                                   ------------- -------------
   Total assets................................................................... $   7,817,430 $   7,342,868
                                                                                   ============= =============
Liabilities and Stockholder's Equity
Liabilities
Future policy benefits............................................................ $     395,206 $     339,191
Policyholder account balances.....................................................     1,288,594     1,430,202
Other policy-related balances.....................................................        17,954        17,158
Deferred income tax liability.....................................................       142,125       170,055
Other liabilities.................................................................       145,348       141,813
Separate account liabilities......................................................     5,326,276     4,667,174
                                                                                   ------------- -------------
   Total liabilities..............................................................     7,315,503     6,765,593
                                                                                   ------------- -------------
Contingencies, Commitments and Guarantees (Note 11)
Stockholder's Equity
Common stock, par value $10 per share; 200,000 shares authorized, issued and
  outstanding.....................................................................         2,000         2,000
Additional paid-in capital........................................................       340,919       339,819
Retained earnings.................................................................       149,441       198,348
Accumulated other comprehensive income (loss).....................................         9,567        37,108
                                                                                   ------------- -------------
   Total stockholder's equity.....................................................       501,927       577,275
                                                                                   ------------- -------------
   Total liabilities and stockholder's equity..................................... $   7,817,430 $   7,342,868
                                                                                   ============= =============

              See accompanying notes to the financial statements.

                   First MetLife Investors Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

                           Statements of Operations
             For the Years Ended December 31, 2013, 2012 and 2011

                                (In thousands)

                                                           2013       2012        2011
                                                        ---------- ----------- -----------
Revenues
Premiums............................................... $   61,706 $    64,490 $    71,202
Universal life and investment-type product policy fees.     96,893      85,680      70,745
Net investment income..................................     37,881      36,394      35,447
Other revenues.........................................     61,322      63,210      65,204
Net investment gains (losses):
 Other-than-temporary impairments on fixed maturity
   securities..........................................         --          --        (41)
 Other net investment gains (losses)...................      (364)       1,751     (3,047)
                                                        ---------- ----------- -----------
   Total net investment gains (losses).................      (364)       1,751     (3,088)
 Net derivative gains (losses).........................  (165,066)     125,357      99,265
                                                        ---------- ----------- -----------
     Total revenues....................................     92,372     376,882     338,775
                                                        ---------- ----------- -----------
Expenses
Policyholder benefits and claims.......................     61,131      83,023      70,278
Interest credited to policyholder account balances.....     57,439      58,602      61,695
Other expenses.........................................     55,995     125,946     136,374
                                                        ---------- ----------- -----------
     Total expenses....................................    174,565     267,571     268,347
                                                        ---------- ----------- -----------
Income (loss) before provision for income tax..........   (82,193)     109,311      70,428
Provision for income tax expense (benefit).............   (33,286)      34,691      20,503
                                                        ---------- ----------- -----------
Net income (loss)...................................... $ (48,907) $    74,620 $    49,925
                                                        ========== =========== ===========

              See accompanying notes to the financial statements.

                   First MetLife Investors Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

                   Statements of Comprehensive Income (Loss)
             For the Years Ended December 31, 2013, 2012 and 2011

                                (In thousands)

                                                                   2013        2012       2011
                                                               ------------ ---------- -----------
Net income (loss)............................................. $   (48,907) $   74,620 $    49,925
Other comprehensive income (loss):
 Unrealized investment gains (losses), net of related offsets.     (41,574)      9,833      30,254
 Unrealized gains (losses) on derivatives.....................        (796)       (53)          --
                                                               ------------ ---------- -----------
Other comprehensive income (loss), before income tax..........     (42,370)      9,780      30,254
Income tax (expense) benefit related to items of other
  comprehensive income (loss).................................       14,829    (3,423)    (10,589)
                                                               ------------ ---------- -----------
Other comprehensive income (loss), net of income tax..........     (27,541)      6,357      19,665
                                                               ------------ ---------- -----------
Comprehensive income (loss)................................... $   (76,448) $   80,977 $    69,590
                                                               ============ ========== ===========

              See accompanying notes to the financial statements.

                   First MetLife Investors Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

                      Statements of Stockholder's Equity
             For the Years Ended December 31, 2013, 2012 and 2011

                                (In thousands)

                                                                       Accumulated
                                              Additional                  Other         Total
                                     Common    Paid-in     Retained   Comprehensive Stockholder's
                                     Stock     Capital     Earnings   Income (Loss)    Equity
                                    --------- ----------- ----------- ------------- -------------
Balance at December 31, 2010....... $   2,000 $   339,819 $    73,803 $     11,086   $   426,708
Net income (loss)..................                            49,925                     49,925
Other comprehensive income (loss),
  net of income tax................                                         19,665        19,665
                                    --------- ----------- ----------- ------------   -----------
Balance at December 31, 2011.......     2,000     339,819     123,728       30,751       496,298
Net income (loss)..................                            74,620                     74,620
Other comprehensive income (loss),
  net of income tax................                                          6,357         6,357
                                    --------- ----------- ----------- ------------   -----------
Balance at December 31, 2012.......     2,000     339,819     198,348       37,108       577,275
Capital contribution...............                 1,100                                  1,100
Net income (loss)..................                          (48,907)                   (48,907)
Other comprehensive income (loss),
  net of income tax................                                       (27,541)      (27,541)
                                    --------- ----------- ----------- ------------   -----------
Balance at December 31, 2013....... $   2,000 $   340,919 $   149,441 $      9,567   $   501,927
                                    ========= =========== =========== ============   ===========

              See accompanying notes to the financial statements.

                   First MetLife Investors Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

                           Statements of Cash Flows
             For the Years Ended December 31, 2013, 2012 and 2011

                                (In thousands)

                                                                                            2013         2012         2011
                                                                                        ------------ ------------ ------------
Cash flows from operating activities
Net income (loss)...................................................................... $   (48,907) $     74,620 $     49,925
Adjustments to reconcile net income (loss) to net cash provided by (used in) operating activities:
  Depreciation and amortization expenses...............................................        2,150        2,056        1,907
  Amortization of premiums and accretion of discounts associated with investments, net.        (429)          137         (93)
  (Gains) losses on investments and derivatives, net...................................      157,326    (135,950)    (104,912)
  Interest credited to policyholder account balances...................................       57,439       58,602       61,695
  Universal life and investment-type product policy fees...............................     (96,893)     (85,680)     (70,745)
  Change in accrued investment income..................................................          198        (446)        (518)
  Change in premiums, reinsurance and other receivables................................       40,335       10,035        7,343
  Change in deferred policy acquisition costs and value of business acquired, net......     (96,808)        6,907     (12,998)
  Change in income tax.................................................................     (27,584)       52,967       26,860
  Change in other assets...............................................................      101,849       88,381       60,100
  Change in insurance-related liabilities and policy-related balances..................       62,593       92,713       66,492
  Change in other liabilities..........................................................        1,309        4,511       62,678
                                                                                        ------------ ------------ ------------
Net cash provided by (used in) operating activities....................................      152,578      168,853      147,734
                                                                                        ------------ ------------ ------------
Cash flows from investing activities
  Sales, maturities and repayments of:
   Fixed maturity securities...........................................................       90,014       97,737       71,554
   Mortgage loans......................................................................        9,428        2,006        4,305
  Purchases of:
   Fixed maturity securities...........................................................    (124,120)    (151,176)    (139,945)
   Mortgage loans......................................................................     (15,449)     (11,631)     (25,955)
   Cash received in connection with freestanding derivatives...........................           --          172           --
   Cash paid in connection with freestanding derivatives...............................      (9,317)           --           --
   Net change in short-term investments................................................        6,326        4,628      (5,970)
                                                                                        ------------ ------------ ------------
Net cash provided by (used in) investing activities....................................     (43,118)     (58,264)     (96,011)
                                                                                        ------------ ------------ ------------
Cash flows from financing activities
  Policyholder account balances:
   Deposits............................................................................       69,363      150,614      267,039
   Withdrawals.........................................................................    (182,961)    (268,702)    (313,504)
                                                                                        ------------ ------------ ------------
Net cash provided by (used in) financing activities....................................    (113,598)    (118,088)     (46,465)
                                                                                        ------------ ------------ ------------
Change in cash and cash equivalents....................................................      (4,138)      (7,499)        5,258
Cash and cash equivalents, beginning of year...........................................        5,517       13,016        7,758
                                                                                        ------------ ------------ ------------
Cash and cash equivalents, end of year................................................. $      1,379 $      5,517 $     13,016
                                                                                        ============ ============ ============
Supplemental disclosures of cash flow information:
  Net cash paid (received) for:
   Income tax.......................................................................... $    (6,105) $   (18,311) $    (6,355)
                                                                                        ============ ============ ============
  Non-cash transactions:
   Capital contribution from MetLife, Inc.............................................. $      1,100 $         -- $         --
                                                                                        ============ ============ ============

              See accompanying notes to the financial statements.

                   First MetLife Investors Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

                       Notes to the Financial Statements

1. Business, Basis of Presentation and Summary of Significant Accounting
Policies

Business

  First MetLife Investors Insurance Company (the "Company"), a New York domiciled life insurance company, is a wholly-owned subsidiary of MetLife, Inc. ("MetLife"). The Company markets and administers traditional life, universal life, variable annuity and fixed annuity products to individuals. The Company is licensed to transact business in the state of New York.

Basis of Presentation

  The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America ("GAAP") requires management to adopt accounting policies and make estimates and assumptions that affect amounts reported in the financial statements. In applying these policies and estimates, management makes subjective and complex judgments that frequently require assumptions about matters that are inherently uncertain. Many of these policies, estimates and related judgments are common in the insurance and financial services industries; others are specific to the Company's business and operations. Actual results could differ from estimates.

  Since the Company is a member of a controlled group of affiliated companies, its results may not be indicative of those of a stand-alone entity.

 Separate Accounts

   Separate accounts are established in conformity with insurance laws and are generally not chargeable with liabilities that arise from any other business of the Company. Separate account assets are subject to general account claims only to the extent the value of such assets exceeds the separate account liabilities. The Company reports separately, as assets and liabilities, investments held in separate accounts and liabilities of the separate accounts if:

    .  such separate accounts are legally recognized;
    . assets supporting the contract liabilities are legally insulated from the Company's general account liabilities;
    . investments are directed by the contractholder; and . all investment performance, net of contract fees and assessments, is passed through to the contractholder.

   The Company reports separate account assets at their fair value, which is based on the estimated fair values of the underlying assets comprising the individual separate account portfolios. Investment performance (including investment income, net investment gains (losses) and changes in unrealized gains (losses)) and the corresponding amounts credited to contractholders of such separate accounts are offset within the same line in the statements of operations.

   The Company's revenues reflect fees charged to the separate accounts, including mortality charges, risk charges, policy administration fees, investment management fees and surrender charges. Such fees are included in universal life and investment-type product policy fees in the statements of operations.

                   First MetLife Investors Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

               Notes to the Financial Statements -- (Continued)

1. Business, Basis of Presentation and Summary of Significant Accounting Policies (continued)


 Reclassifications

      Certain amounts in the prior years' financial statements and related footnotes thereto have been reclassified to conform with the current year presentation as discussed throughout the Notes to the Financial Statements.

  Adjustments to Prior Periods

      During the fourth quarter of 2013, the Company determined certain prior period results should be adjusted to correct the following:

    . Certain prior years' other expenses were incorrectly allocated from an affiliate. Such expenses, which included acquisition and compensation costs, were $9.4 million, $9.3 million, and $9.3 million for the years ended December 31, 2012, 2011 and 2010, respectively.
    . Other expenses were overstated in 2012 by $1.6 million due to an adjustment in the modeling of dynamic lapses in certain variable annuity products.
    . Adjustments associated with data used in the modeling of certain variable annuity projected benefits were not recorded. Previously, net derivative gains (losses) was over (understated) by $2.9 million, ($1.5) million and ($1.4) million for the years ended December 31, 2012 and 2011 and periods prior to 2011, respectively, and other expenses were over (understated) by $1 million, ($0.5) million and ($0.5) million for the years ended December 31, 2012 and 2011 and periods prior to 2011, respectively.
    . A non-cash transaction was incorrectly recorded as an increase of $0.8 million and $1.6 million in net cash provided by operating activities with an offsetting impact on net cash used in investing activities for 2012 and 2011, respectively.

      Management evaluated the materiality of these adjustments quantitatively and qualitatively and concluded that they were not material to any prior periods' annual financial statements; however, unadjusted amounts as of December 31, 2012 would have had a significant effect on the results of operations for 2013 if they were recorded in 2013. Accordingly, the Company has revised its previously reported financial statements for prior annual periods for the items listed above, including the related tax impacts, as detailed below.

      The impact of the adjustments is shown in the tables below:

                                                      December 31, 2012
                                                    ---------------------
                                                        As
                                                    Previously     As
      Balance Sheets                                 Reported   Adjusted
      --------------------------------------------- ---------- ----------
                                                       (In thousands)
      Assets
       Premiums, reinsurance and other receivables. $1,597,548 $1,563,748
       Other assets................................ $   81,552 $   88,952
       Total assets................................ $7,369,268 $7,342,868
      Liabilities
       Deferred income tax liability............... $  179,255 $  170,055
       Total liabilities........................... $6,774,793 $6,765,593
      Stockholder's Equity
       Retained earnings........................... $  215,548 $  198,348
       Total stockholder's equity.................. $  594,475 $  577,275
       Total liabilities and stockholder's equity.. $7,369,268 $7,342,868

                   First MetLife Investors Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

               Notes to the Financial Statements -- (Continued)

1. Business, Basis of Presentation and Summary of Significant Accounting Policies (continued)


                                                            December 31,
                                               ---------------------------------------
                                                      2012                2011
-                                              ------------------- -------------------
                                                   As                  As
                                               Previously    As    Previously    As
Statements of Operations                        Reported  Adjusted  Reported  Adjusted
---------------------------------------------- ---------- -------- ---------- --------
                                                           (In thousands)
Revenues
 Net derivative gains (losses)................  $128,257  $125,357  $ 97,765  $ 99,265
 Total revenues...............................  $379,782  $376,882  $337,275  $338,775

Expenses
 Other expenses...............................  $119,146  $125,946  $126,574  $136,374
 Total expenses...............................  $260,771  $267,571  $258,547  $268,347
Income (loss) before provision for income tax.  $119,011  $109,311  $ 78,728  $ 70,428
Provision for income tax expense (benefit)....  $ 38,191  $ 34,691  $ 23,303  $ 20,503
Net income (loss).............................  $ 80,820  $ 74,620  $ 55,425  $ 49,925

                                                            December 31,
                                               ---------------------------------------
                                                      2012                2011
-                                              ------------------- -------------------
                                                   As                  As
                                               Previously    As    Previously    As
Statements of Comprehensive Income (Loss)       Reported  Adjusted  Reported  Adjusted
---------------------------------------------- ---------- -------- ---------- --------
                                                           (In thousands)
Net income (loss).............................  $ 80,820  $ 74,620  $ 55,425  $ 49,925
Comprehensive income (loss)...................  $ 87,177  $ 80,977  $ 75,090  $ 69,590

                                                                         As
                                                                     Previously    As
                        Statements of Stockholder's Equity            Reported  Adjusted
                        -----------------------------------          ---------- --------
                                                                       (In thousands)
                        Retained Earnings
                         Balance at December 31, 2010..............   $ 79,303  $ 73,803
                         Net income (loss).........................   $ 55,425  $ 49,925
                         Balance at December 31, 2011..............   $134,728  $123,728
                         Net income (loss).........................   $ 80,820  $ 74,620
                         Balance at December 31, 2012..............   $215,548  $198,348

                        Total Stockholder's Equity
                         Balance at December 31, 2010..............   $432,208  $426,708
                         Balance at December 31, 2011..............   $507,298  $496,298
                         Balance at December 31, 2012..............   $594,475  $577,275

                   First MetLife Investors Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

               Notes to the Financial Statements -- (Continued)

1. Business, Basis of Presentation and Summary of Significant Accounting Policies (continued)


                                                                       December 31,
                                                        ------------------------------------------
                                                                2012                  2011
                                                        --------------------  --------------------
                                                            As                    As
                                                        Previously     As     Previously     As
Statements of Cash Flows                                 Reported   Adjusted   Reported   Adjusted
------------------------------------------------------- ---------- ---------  ---------- ---------
                                                                      (In thousands)
Cash flows from operating activities
 Net income (loss)..................................... $  80,820  $  74,620  $  55,425  $  49,925
 (Gains) losses on investments and derivatives, net.... $(138,850) $(135,950) $(103,412) $(104,912)
 Change in premiums, reinsurance and other receivables. $       4  $  10,035  $  (2,495) $   7,343
 Change in income tax.................................. $  56,467  $  52,967  $  29,660  $  26,860
 Change in other assets................................ $  92,381  $  88,381  $  61,700  $  60,100
 Net cash provided by (used in) operating activities... $ 169,622  $ 168,853  $ 149,296  $ 147,734

Cash flows from investing activities
 Sales, maturities and repayments of fixed maturity
   securities.......................................... $  96,968  $  97,737  $  69,992  $  71,554
 Net cash provided by (used in) investing activities... $ (59,033) $ (58,264) $ (97,573) $ (96,011)

Summary of Significant Accounting Policies

  The following are the Company's significant accounting policies with references to notes providing additional information on such policies and critical accounting estimates relating to such policies.

--------------------------------------------------------------------------------------------------------
Accounting Policy                                                                                   Note
--------------------------------------------------------------------------------------------------------
Insurance                                                                                            2
--------------------------------------------------------------------------------------------------------
Deferred Policy Acquisition Costs, Value of Business Acquired and Other Policy-Related Intangibles   3
--------------------------------------------------------------------------------------------------------
Reinsurance                                                                                          4
--------------------------------------------------------------------------------------------------------
Investments                                                                                          5
--------------------------------------------------------------------------------------------------------
Derivatives                                                                                          6
--------------------------------------------------------------------------------------------------------
Fair Value                                                                                           7
--------------------------------------------------------------------------------------------------------
Income Tax                                                                                           10
--------------------------------------------------------------------------------------------------------
Litigation Contingencies                                                                             11
--------------------------------------------------------------------------------------------------------

 Insurance

  Future Policy Benefit Liabilities and Policyholder Account Balances

    The Company establishes liabilities for amounts payable under insurance policies. Generally, amounts are payable over an extended period of time and related liabilities are calculated as the present value of future expected benefits to be paid reduced by the present value of future expected premiums. Such liabilities are established based on methods and underlying assumptions in accordance with GAAP and applicable actuarial standards. Principal assumptions used in the establishment of liabilities for future policy benefits are mortality, policy lapse, renewal, investment returns, inflation, expenses and other contingent events as appropriate to the

                   First MetLife Investors Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

               Notes to the Financial Statements -- (Continued)

1. Business, Basis of Presentation and Summary of Significant Accounting Policies (continued)

  respective product type. These assumptions are established at the time the policy is issued and are intended to estimate the experience for the period the policy benefits are payable. Utilizing these assumptions, liabilities are established on a block of business basis. For long duration insurance contracts, assumptions such as mortality and interest rates are "locked in" upon the issuance of new business. However, significant adverse changes in experience on such contracts may require the establishment of premium deficiency reserves. Such reserves are determined based on the then current assumptions and do not include a provision for adverse deviation.

    The Company regularly reviews its estimates of liabilities for future policy benefits and compares them with its actual experience. Differences result in changes to the liability balances with related charges or credits to benefit expenses in the period in which the changes occur.

    Policyholder account balances ("PABs") relate to contract or contract features where the Company has no significant insurance risk.

    The Company issues certain variable annuity products with guaranteed minimum benefits that provide the policyholder a minimum return based on their initial deposit (i.e., the benefit base) less withdrawals. These guarantees are accounted for as insurance liabilities or as embedded derivatives depending on how and when the benefit is paid. Specifically, a guarantee is accounted for as an embedded derivative if a guarantee is paid without requiring (i) the occurrence of specific insurable event, or (ii) the policyholder to annuitize. Alternatively, a guarantee is accounted for as an insurance liability if the guarantee is paid only upon either (i) the occurrence of a specific insurable event, or (ii) annuitization. In certain cases, a guarantee may have elements of both an insurance liability and an embedded derivative and in such cases the guarantee is split and accounted for under both models.

    Guarantees accounted for as insurance liabilities in future policy benefits include guaranteed minimum death benefits ("GMDBs"), the portion of guaranteed minimum income benefits ("GMIBs") that require annuitization, and the life-contingent portion of guaranteed minimum withdrawal benefits ("GMWBs").

    Guarantees accounted for as embedded derivatives in PABs include the non life-contingent portion of GMWBs, guaranteed minimum accumulation benefits ("GMABs") and the portion of GMIBs that do not require annuitization. At inception, the Company attributes to the embedded derivative a portion of the projected future guarantee fees to be collected from the policyholder equal to the present value of projected future guaranteed benefits. Any additional fees represent "excess" fees and are reported in universal life and investment-type product policy fees.

  Other Policy-Related Balances

    Other policy-related balances include policy and contract claims, unearned revenue liabilities and premiums received in advance.

    The liability for policy and contract claims generally relates to incurred but not reported death claims, as well as claims which have been reported but not yet settled. The liability for these claims is based on the Company's estimated ultimate cost of settling all claims. The Company derives estimates for the development of incurred but not reported claims principally from analyses of historical patterns of claims by business line.

                   First MetLife Investors Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

               Notes to the Financial Statements -- (Continued)

1. Business, Basis of Presentation and Summary of Significant Accounting Policies (continued)

  The methods used to determine these estimates are continually reviewed. Adjustments resulting from this continuous review process and differences between estimates and payments for claims are recognized in policyholder benefits and claims expense in the period in which the estimates are changed or payments are made.

    The unearned revenue liability relates to investment-type products and represents policy charges for services to be provided in future periods. The charges are deferred as unearned revenue and amortized using the product's estimated gross profits, similar to deferred policy acquisition costs ("DAC") as discussed further herein. Such amortization is recorded in universal life and investment-type product policy fees.

    The Company accounts for the prepayment of premiums on its individual life contracts as premium received in advance and applies the cash received to premiums when due.

  Recognition of Insurance Revenues and Deposits

    Premiums related to traditional life and annuity policies with life contingencies are recognized as revenues when due from policyholders. Policyholder benefits and expenses are provided to recognize profits over the estimated lives of the insurance policies. When premiums are due over a significantly shorter period than the period over which benefits are provided, any excess profit is deferred and recognized into earnings in a constant relationship to insurance in-force or, for annuities, the amount of expected future policy benefit payments.

    Deposits related to investment-type products are credited to PABs. Revenues from such contracts consist of fees for mortality, policy administration and surrender charges and are recorded in universal life and investment-type product policy fees in the period in which services are provided. Amounts that are charged to earnings include interest credited and benefit claims incurred in excess of related PABs.

    Premiums, policy fees, policyholder benefits and expenses are presented net of reinsurance.

 Deferred Policy Acquisition Costs, Value of Business Acquired and Other Policy-Related Intangibles

   The Company incurs significant costs in connection with acquiring new and renewal insurance business. Costs that are related directly to the successful acquisition or renewal of insurance contracts are capitalized as DAC. Such costs include:

    .  incremental direct costs of contract acquisition, such as commissions;
    . the portion of an employee's total compensation and benefits related to time spent selling, underwriting or processing the issuance of new and renewal insurance business only with respect to actual policies acquired or renewed; and
    . other essential direct costs that would not have been incurred had a policy not been acquired or renewed.

   All other acquisition-related costs, including those related to general advertising and solicitation, market research, agent training, product development, unsuccessful sales and underwriting efforts, as well as all indirect costs, are expensed as incurred.

                   First MetLife Investors Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

               Notes to the Financial Statements -- (Continued)

1. Business, Basis of Presentation and Summary of Significant Accounting Policies (continued)


   Value of business acquired ("VOBA") is an intangible asset resulting from a business combination that represents the excess of book value over the estimated fair value of acquired insurance, annuity, and investment-type contracts in-force at the acquisition date. The estimated fair value of the acquired liabilities is based on projections, by each block of business, of future policy and contract charges, premiums, mortality, separate account performance, surrenders, operating expenses, investment returns, nonperformance risk adjustment and other factors. Actual experience on the purchased business may vary from these projections.

  DAC and VOBA are amortized as follows:

 -----------------------------------------------------------------------------
 Products:                              In proportion to the following over
                                        estimated lives of the contracts:
 -----------------------------------------------------------------------------
 .  Nonparticipating and                Historic actual and expected future
    non-dividend-paying traditional     gross premiums.
    contracts (term insurance)
 -----------------------------------------------------------------------------
 .  Fixed and variable deferred         Actual and expected future gross
    annuity contracts                   profits.
 -----------------------------------------------------------------------------

   See Note 3 for additional information on DAC and VOBA amortization.

   The recovery of DAC and VOBA is dependent upon the future profitability of the related business. DAC and VOBA are aggregated in the financial statements for reporting purposes.

   The Company generally has two different types of sales inducements which are included in other assets: (i) the policyholder receives a bonus whereby the policyholder's initial account balance is increased by an amount equal to a specified percentage of the customer's deposit; and (ii) the policyholder receives a higher interest rate using a dollar cost averaging method than would have been received based on the normal general account interest rate credited. The Company defers sales inducements and amortizes them over the life of the policy using the same methodology and assumptions used to amortize DAC. The amortization of sales inducements is included in policyholder benefits and claims. Each year, or more frequently if circumstances indicate a potential recoverability issue exists, the Company reviews deferred sales inducements to determine the recoverability of the asset.

   Value of distribution agreements acquired ("VODA") is reported in other assets and represents the present value of expected future profits associated with the expected future business derived from the distribution agreements. The VODA associated with past business combinations is amortized over useful lives ranging from 10 to 30 years and such amortization is included in other expenses. Each year, or more frequently if circumstances indicate a possible impairment exists, the Company reviews VODA to determine whether the asset is impaired.

 Reinsurance

   For each of its reinsurance agreements, the Company determines whether the agreement provides indemnification against loss or liability relating to insurance risk in accordance with applicable accounting standards. Cessions under reinsurance agreements do not discharge the Company's obligations as the primary insurer. The Company reviews all contractual features, including those that may limit the amount of insurance risk to which the reinsurer is subject or features that delay the timely reimbursement of claims.

                   First MetLife Investors Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

               Notes to the Financial Statements -- (Continued)

1. Business, Basis of Presentation and Summary of Significant Accounting Policies (continued)


   For reinsurance of existing in-force blocks of long-duration contracts that transfer significant insurance risk, the difference, if any, between the amounts paid, and the liabilities ceded related to the underlying contracts is considered the net cost of reinsurance at the inception of the reinsurance agreement. The net cost of reinsurance is recorded as an adjustment to DAC when there is a gain at inception on the ceding entity and to other liabilities when there is a loss at inception. The net cost of reinsurance is recognized as a component of other expenses when there is a gain at inception and as policyholder benefits and claims when there is a loss and is subsequently amortized on a basis consistent with the methodology used for amortizing DAC related to the underlying reinsured contracts. Subsequent amounts paid on the reinsurance of in-force blocks, as well as amounts paid related to new business, are recorded as ceded premiums and ceded premiums, reinsurance and other receivables are established.

   Amounts currently recoverable under reinsurance agreements are included in premiums, reinsurance and other receivables and amounts currently payable are included in other liabilities. Assets and liabilities relating to reinsurance agreements with the same reinsurer may be recorded net on the balance sheet, if a right of offset exists within the reinsurance agreement. In the event that reinsurers do not meet their obligations to the Company under the terms of the reinsurance agreements, reinsurance recoverable balances could become uncollectible. In such instances, reinsurance recoverable balances are stated net of allowances for uncollectible reinsurance.

   The funds withheld liability represents amounts withheld by the Company in accordance with the terms of the reinsurance agreements. The Company withholds the funds rather than transferring the underlying investments and, as a result, records funds withheld liability within other liabilities. The Company recognizes interest on funds withheld, included in other expenses, at rates defined by the terms of the agreement which may be contractually specified or directly related to the investment portfolio.

   Premiums, fees and policyholder benefits and claims are net of reinsurance ceded. Amounts received from reinsurers for policy administration are reported in other revenues. With respect to GMIBs, a portion of the directly written GMIBs are accounted for as insurance liabilities, but the associated reinsurance agreements contain embedded derivatives. These embedded derivatives are included in premiums, reinsurance and other receivables with changes in estimated fair value reported in net derivative gains (losses).

   If the Company determines that a reinsurance agreement does not expose the reinsurer to a reasonable possibility of a significant loss from insurance risk, the Company records the agreement using the deposit method of accounting. Deposits received are included in other liabilities and deposits made are included within premiums, reinsurance and other receivables. As amounts are paid or received, consistent with the underlying contracts, the deposit assets or liabilities are adjusted. Interest on such deposits is recorded as other revenues or other expenses, as appropriate. Periodically, the Company evaluates the adequacy of the expected payments or recoveries and adjusts the deposit asset or liability through other revenues or other expenses, as appropriate.

 Investments

  Net Investment Income

    Income on investments is reported within net investment income, unless otherwise stated herein.

                   First MetLife Investors Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

               Notes to the Financial Statements -- (Continued)

1. Business, Basis of Presentation and Summary of Significant Accounting Policies (continued)


  Fixed Maturity Securities

    The Company's fixed maturity securities are classified as available-for-sale ("AFS") and are reported at their estimated fair value. Unrealized investment gains and losses on these securities are recorded as a separate component of other comprehensive income (loss) ("OCI"), net of policyholder-related amounts and deferred income taxes. All security transactions are recorded on a trade date basis. Investment gains and losses on sales are determined on a specific identification basis.

    Interest income on fixed maturity securities is recognized when earned using an effective yield method giving effect to amortization of premiums and accretion of discounts. Prepayment fees are recognized when earned.

    The Company periodically evaluates fixed maturity securities for impairment. The assessment of whether impairments have occurred is based on management's case-by-case evaluation of the underlying reasons for the decline in estimated fair value, as well as an analysis of the gross unrealized losses by severity and/or age as described in Note 5 "-- Evaluation of AFS Securities for OTTI and Evaluating Temporarily Impaired AFS Securities."

    For fixed maturity securities in an unrealized loss position, an other-than-temporary impairment ("OTTI") is recognized in earnings when it is anticipated that the amortized cost will not be recovered. When either:
  (i) the Company has the intent to sell the security; or (ii) it is more likely than not that the Company will be required to sell the security before recovery, the OTTI recognized in earnings is the entire difference between the security's amortized cost and estimated fair value. If neither of these conditions exist, the difference between the amortized cost of the security and the present value of projected future cash flows expected to be collected is recognized as an OTTI in earnings ("credit loss"). If the estimated fair value is less than the present value of projected future cash flows expected to be collected, this portion of OTTI related to other-than-credit factors ("noncredit loss") is recorded in OCI.

  Mortgage Loans

    The Company disaggregates its mortgage loan investments into two portfolio segments: commercial and agricultural. The accounting policies that are applicable to all portfolio segments are presented below and the accounting policies related to each of the portfolio segments are included in Note 5.

    Mortgage loans are stated at unpaid principal balance, adjusted for any unamortized premium or discount, deferred fees or expenses, and are net of valuation allowances. Interest income and prepayment fees are recognized when earned. Interest income is recognized using an effective yield method giving effect to amortization of premiums and accretion of discounts.

  Short-term Investments

    Short-term investments include securities and other investments with remaining maturities of one year or less, but greater than three months, at the time of purchase and are stated at estimated fair value or amortized cost, which approximates estimated fair value.

                   First MetLife Investors Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

               Notes to the Financial Statements -- (Continued)

1. Business, Basis of Presentation and Summary of Significant Accounting Policies (continued)


 Derivatives

  Freestanding Derivatives

    Freestanding derivatives are carried in the Company's balance sheets either as assets within other invested assets or as liabilities within other liabilities at estimated fair value. The Company does not offset the fair value amounts recognized for derivatives executed with the same counterparty under the same master netting agreement.

    Accruals on derivatives are generally recorded in accrued investment income or within other liabilities. However, accruals that are not scheduled to settle within one year are included with the derivatives carrying value in other invested assets or other liabilities.

    If a derivative is not designated as an accounting hedge or its use in managing risk does not qualify for hedge accounting, changes in the estimated fair value of the derivative are reported in net derivative gains (losses).

  Hedge Accounting

    To qualify for hedge accounting, at the inception of the hedging relationship, the Company formally documents its risk management objective and strategy for undertaking the hedging transaction, as well as its designation of the hedge. Hedge designation and financial statement presentation of changes in estimated fair value of the hedging derivatives are as follows:

    . Cash flow hedge (a hedge of a forecasted transaction or of the variability of cash flows to be received or paid related to a recognized asset or liability) -- effectiveness in OCI (deferred gains or losses on the derivative are reclassified into the statement of operations when the Company's earnings are affected by the variability in cash flows of the hedged item); ineffectiveness in net derivative gains (losses).

    The changes in estimated fair values of the hedging derivatives are exclusive of any accruals that are separately reported in the statement of operations within interest income or interest expense to match the location of the hedged item.

    In its hedge documentation, the Company sets forth how the hedging instrument is expected to hedge the designated risks related to the hedged item and sets forth the method that will be used to retrospectively and prospectively assess the hedging instrument's effectiveness and the method that will be used to measure ineffectiveness. A derivative designated as a hedging instrument must be assessed as being highly effective in offsetting the designated risk of the hedged item. Hedge effectiveness is formally assessed at inception and at least quarterly throughout the life of the designated hedging relationship. Assessments of hedge effectiveness and measurements of ineffectiveness are also subject to interpretation and estimation and different interpretations or estimates may have a material effect on the amount reported in net income.

    The Company discontinues hedge accounting prospectively when: (i) it is determined that the derivative is no longer highly effective in offsetting changes in the cash flows of a hedged item; (ii) the derivative expires, is sold, terminated, or exercised; (iii) it is no longer probable that the hedged forecasted transaction will occur; or (iv) the derivative is de-designated as a hedging instrument.

                   First MetLife Investors Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

               Notes to the Financial Statements -- (Continued)

1. Business, Basis of Presentation and Summary of Significant Accounting Policies (continued)


    When hedge accounting is discontinued because it is determined that the derivative is not highly effective in offsetting changes in the cash flows of a hedged item, the derivative continues to be carried in the balance sheets at its estimated fair value, with changes in estimated fair value recognized in net derivative gains (losses). Provided the hedged forecasted transaction is still probable of occurrence, the changes in estimated fair value of derivatives recorded in OCI related to discontinued cash flow hedges are released into the statements of operations when the Company's earnings are affected by the variability in cash flows of the hedged item.

    When hedge accounting is discontinued because it is no longer probable that the forecasted transactions will occur on the anticipated date or within two months of that date, the derivative continues to be carried in the balance sheets at its estimated fair value, with changes in estimated fair value recognized currently in net derivative gains (losses). Deferred gains and losses of a derivative recorded in OCI pursuant to the discontinued cash flow hedge of a forecasted transaction that is no longer probable are recognized immediately in net derivative gains (losses).

    In all other situations in which hedge accounting is discontinued, the derivative is carried at its estimated fair value in the balance sheets, with changes in its estimated fair value recognized in the current period as net derivative gains (losses).

  Embedded Derivatives

    The Company sells variable annuities and is a party to certain reinsurance agreements that have embedded derivatives. The Company assesses each identified embedded derivative to determine whether it is required to be bifurcated. The embedded derivative is bifurcated from the host contract and accounted for as a freestanding derivative if:

    . the combined instrument is not accounted for in its entirety at fair value with changes in fair value recorded in earnings;
    . the terms of the embedded derivative are not clearly and closely related to the economic characteristics of the host contract; and
    . a separate instrument with the same terms as the embedded derivative would qualify as a derivative instrument.

    Such embedded derivatives are carried in the balance sheets at estimated fair value with the host contract and changes in their estimated fair value are generally reported in net derivative gains (losses). If the Company is unable to properly identify and measure an embedded derivative for separation from its host contract, the entire contract is carried on the balance sheet at estimated fair value, with changes in estimated fair value recognized in the current period in net investment gains (losses) or net investment income. Additionally, the Company may elect to carry an entire contract on the balance sheet at estimated fair value, with changes in estimated fair value recognized in the current period in net investment gains (losses) or net investment income if that contract contains an embedded derivative that requires bifurcation. At inception, the Company attributes to the embedded derivative a portion of the projected future guarantee fees to be collected from the policyholder equal to the present value of projected future guaranteed benefits. Any additional fees represent "excess" fees and are reported in universal life and investment-type product policy fees.

                   First MetLife Investors Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

               Notes to the Financial Statements -- (Continued)

1. Business, Basis of Presentation and Summary of Significant Accounting Policies (continued)


 Fair Value

   Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability (an exit price) in the principal or most advantageous market for the asset or liability in an orderly transaction between market participants on the measurement date. In most cases, the exit price and the transaction (or entry) price will be the same at initial recognition.

   Subsequent to initial recognition, fair values are based on unadjusted quoted prices for identical assets or liabilities in active markets that are readily and regularly obtainable. When such quoted prices are not available, fair values are based on quoted prices in markets that are not active, quoted prices for similar but not identical assets or liabilities, or other observable inputs. If these inputs are not available, or observable inputs are not determinable, unobservable inputs and/or adjustments to observable inputs requiring management judgment are used to determine the estimated fair value of assets and liabilities.

 Goodwill

   In 2012, the Company performed its annual goodwill impairment test and a comparison of the fair value of the reporting unit to its carrying value indicated a potential for goodwill impairment. A further comparison of the implied fair value of the reporting unit's goodwill with its carrying amount indicated that the entire amount of goodwill associated with the Company was impaired. Consequently, the Company recorded a $177 thousand goodwill impairment charge reflected in other expenses for the year ended December 31, 2012. As of December 31, 2012, the Company's goodwill balance was zero. The Company had no accumulated goodwill impairment at December 31, 2011.

 Employee Benefit Plans

   Pension, postretirement and postemployment benefits are provided to associates under plans sponsored and administered by Metropolitan Life Insurance Company ("MLIC"), an affiliate of the Company. The Company's obligation and expense related to these benefits is limited to the amount of associated expense allocated from MLIC.

 Income Tax

   The Company joins with MetLife and its includable subsidiaries in filing a consolidated U.S. life and non-life federal income tax return in accordance with the provisions of the Internal Revenue Code of 1986, as amended. Current taxes (and the benefits of tax attributes such as losses) are allocated to the Company under the consolidated tax return regulations and a tax sharing agreement. Under the consolidated tax return regulations, MetLife has elected the "percentage method" (and 100 percent under such method) of reimbursing companies for tax attributes such as losses. As a result, 100 percent of tax attributes such as losses are reimbursed by MetLife to the extent that consolidated federal income tax of the consolidated federal tax return group is reduced in a year by tax attributes such as losses. Profitable subsidiaries pay to MetLife each year the federal income tax which such profitable subsidiary would have paid that year based upon that year's taxable income. If the Company has current or prior deductions and credits (including but not limited to losses) which reduce the consolidated tax liability of the consolidated federal tax return group, the deductions and credits are characterized as realized (or realizable) by the Company when those tax attributes are realized (or realizable) by the consolidated federal tax return group, even if the Company would not have realized the attributes on a stand-alone basis under a "wait and see" method.

                   First MetLife Investors Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

               Notes to the Financial Statements -- (Continued)

1. Business, Basis of Presentation and Summary of Significant Accounting Policies (continued)


   The Company's accounting for income taxes represents management's best estimate of various events and transactions.

   Deferred tax assets and liabilities resulting from temporary differences between the financial reporting and tax bases of assets and liabilities are measured at the balance sheet date using enacted tax rates expected to apply to taxable income in the years the temporary differences are expected to reverse.

   The realization of deferred tax assets depends upon the existence of sufficient taxable income within the carryback or carryforward periods under the tax law in the applicable tax jurisdiction. Valuation allowances are established when management determines, based on available information, that it is more likely than not that deferred income tax assets will not be realized. Factors in management's determination include the performance of the business and its ability to generate capital gains. Significant judgment is required in determining whether valuation allowances should be established, as well as the amount of such allowances. When making such determination, consideration is given to, among other things, the following:

  . future taxable income exclusive of reversing temporary differences and carryforwards;
  .  future reversals of existing taxable temporary differences;
  . taxable income in prior carryback years; and . tax planning strategies.

   The Company may be required to change its provision for income taxes in certain circumstances. Examples of such circumstances include when estimates used in determining valuation allowances on deferred tax assets significantly change or when receipt of new information indicates the need for adjustment in valuation allowances. Additionally, future events, such as changes in tax laws, tax regulations, or interpretations of such laws or regulations, could have an impact on the provision for income tax and the effective tax rate. Any such changes could significantly affect the amounts reported in the financial statements in the year these changes occur.

   The Company determines whether it is more likely than not that a tax position will be sustained upon examination by the appropriate taxing authorities before any part of the benefit can be recorded in the financial statements. A tax position is measured at the largest amount of benefit that is greater than 50% likely of being realized upon settlement. Unrecognized tax benefits due to tax uncertainties that do not meet the threshold are included within other liabilities and are charged to earnings in the period that such determination is made.

   The Company classifies interest recognized as interest expense and penalties recognized as a component of income tax.

 Litigation Contingencies

   The Company is a party to a number of legal actions and is involved in a number of regulatory investigations. Given the inherent unpredictability of these matters, it is difficult to estimate the impact on the Company's financial position. Liabilities are established when it is probable that a loss has been incurred and the amount of the loss can be reasonably estimated. Legal costs are recognized in other expenses as incurred. On an annual basis, the Company reviews relevant information with respect to liabilities for litigation, regulatory investigations and litigation-related contingencies to be reflected in the Company's financial statements.

                   First MetLife Investors Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

               Notes to the Financial Statements -- (Continued)

1. Business, Basis of Presentation and Summary of Significant Accounting Policies (continued)


 Other Accounting Policies

  Cash and Cash Equivalents

    The Company considers all highly liquid securities and other investments purchased with an original or remaining maturity of three months or less at the date of purchase to be cash equivalents. Cash equivalents are stated at amortized cost, which approximates estimated fair value.

  Computer Software

    Computer software, which is included in other assets, is stated at cost, less accumulated amortization. Purchased software costs, as well as certain internal and external costs incurred to develop internal-use computer software during the application development stage, are capitalized. Such costs are amortized generally over a four-year period using the straight-line method. The cost basis of computer software was $10.7 million and $9.6 million at December 31, 2013 and 2012, respectively. Accumulated amortization of capitalized software was $3.6 million and $2.7 million at December 31, 2013 and 2012, respectively. Related amortization expense was $899 thousand, $935 thousand and $939 thousand for the years ended December 31, 2013, 2012 and 2011, respectively.

  Other Revenues

    Other revenues primarily include, in addition to items described elsewhere herein, fee income on financial reinsurance agreements. Such fees are recognized in the period in which services are performed.

Adoption of New Accounting Pronouncements

  Effective July 17, 2013, the Company adopted new guidance regarding derivatives that permits the Fed Funds Effective Swap Rate (or Overnight Index Swap Rate) to be used as a U.S. benchmark interest rate for hedge accounting purposes, in addition to the United States Treasury and London Interbank Offered Rate ("LIBOR"). Also, this new guidance removes the restriction on using different benchmark rates for similar hedges. The new guidance did not have a material impact on the financial statements upon adoption, but may impact the selection of benchmark interest rates for hedging relationships in the future.

  Effective January 1, 2013, the Company adopted new guidance regarding comprehensive income that requires an entity to provide information about the amounts reclassified out of accumulated OCI ("AOCI") by component. In addition, an entity is required to present, either on the face of the statement where net income is presented or in the notes, significant amounts reclassified out of AOCI by the respective line items of net income but only if the amount reclassified is required under GAAP to be reclassified to net income in its entirety in the same reporting period. For other amounts that are not required under GAAP to be reclassified in their entirety to net income, an entity is required to cross-reference to other disclosures required under GAAP that provide additional detail about those amounts. The adoption was prospectively applied and resulted in additional disclosures in Note 8.

  Effective January 1, 2013, the Company adopted new guidance regarding balance sheet offsetting disclosures which requires an entity to disclose information about offsetting and related arrangements for derivatives, including bifurcated embedded derivatives, repurchase and reverse repurchase agreements, and securities

                   First MetLife Investors Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

               Notes to the Financial Statements -- (Continued)

1. Business, Basis of Presentation and Summary of Significant Accounting Policies (continued)

borrowing and lending transactions, to enable users of its financial statements to understand the effects of those arrangements on its financial position. Entities are required to disclose both gross information and net information about both instruments and transactions eligible for offset in the statement of financial position and instruments and transactions subject to an agreement similar to a master netting arrangement. The adoption was retrospectively applied and resulted in additional disclosures related to derivatives in Note 6.

  On January 1, 2012, the Company adopted new guidance regarding accounting for DAC, which was retrospectively applied. The guidance specifies that only costs related directly to successful acquisition of new or renewal contracts can be capitalized as DAC; all other acquisition-related costs must be expensed as incurred. As a result, certain sales manager compensation and administrative costs previously capitalized by the Company will no longer be deferred.

  On January 1, 2012, the Company adopted new guidance regarding comprehensive income, which was retrospectively applied, that provides companies with the option to present the total of comprehensive income, components of net income, and the components of OCI either in a single continuous statement of comprehensive income or in two separate but consecutive statements in annual financial statements. The standard eliminates the option to present components of OCI as part of the statement of changes in stockholder's equity. The Company adopted the two-statement approach for annual financial statements.

  Effective January 1, 2012, the Company adopted new guidance regarding fair value measurements that establishes common requirements for measuring fair value and for disclosing information about fair value measurements in accordance with GAAP and International Financial Reporting Standards. Some of the amendments clarify the Financial Accounting Standards Board's ("FASB") intent on the application of existing fair value measurement requirements. Other amendments change a particular principle or requirement for measuring fair value or for disclosing information about fair value measurements. The adoption did not have a material impact on the Company's financial statements other than the expanded disclosures in Note 7.

Future Adoption of New Accounting Pronouncements

  In February 2013, the FASB issued new guidance regarding liabilities (Accounting Standards Update 2013-04, Liabilities (Topic 405): Obligations Resulting from Joint and Several Liability Arrangements for Which the Total Amount of the Obligation Is Fixed at the Reporting Date), effective retrospectively for fiscal years beginning after December 15, 2013 and interim periods within those years. The amendments require an entity to measure obligations resulting from joint and several liability arrangements for which the total amount of the obligation within the scope of the guidance is fixed at the reporting date, as the sum of the amount the reporting entity agreed to pay on the basis of its arrangement among its co-obligors and any additional amount the reporting entity expects to pay on behalf of its co-obligors. In addition, the amendments require an entity to disclose the nature and amount of the obligation, as well as other information about the obligation. The Company does not expect the adoption of this new guidance to have a material impact on its financial statements.

                   First MetLife Investors Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

               Notes to the Financial Statements -- (Continued)


2. Insurance

Insurance Liabilities

  Future policy benefits are measured as follows:

   -------------------------------------------------------------------------
   Product Type:                      Measurement Assumptions:
   -------------------------------------------------------------------------
   Nonparticipating life              Aggregate of the present value of
                                      expected future benefit payments and
                                      related expenses less the present
                                      value of expected future net
                                      premiums. Assumptions as to mortality
                                      and persistency are based upon the
                                      Company's experience when the basis
                                      of the liability is established.
                                      Interest rate assumptions for the
                                      aggregate future policy benefit
                                      liabilities range from 3% to 5%.
   -------------------------------------------------------------------------
   Traditional fixed annuities after  Present value of expected future
   annuitization                      payments. Interest rate assumptions
                                      used in establishing such liabilities
                                      range from 3% to 6%.
   -------------------------------------------------------------------------

  PABs are equal to: (i) policy account values, which consist of an accumulation of gross premium payments; and (ii) credited interest, ranging from 1% to 7%, less expenses, mortality charges and withdrawals.

                   First MetLife Investors Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

               Notes to the Financial Statements -- (Continued)

2. Insurance (continued)


Guarantees

  The Company issues variable annuity products with guaranteed minimum benefits. The non-life contingent portion of GMWBs and the portion of certain GMIBs that does not require annuitization are accounted for as embedded derivatives in PABs and are further discussed in Note 6. Guarantees accounted for as insurance liabilities include:

--------------------------------------------------------------------------------------------------------------------
Guarantee:                                                       Measurement Assumptions:
--------------------------------------------------------------------------------------------------------------------

 GMDBs      A return of purchase payment upon death            Present value of expected death benefits in
              even if the account value is reduced to zero.      excess of the projected account balance
            An enhanced death benefit may be available           recognizing the excess ratably over the
              for an additional fee.                             accumulation period based on the present value
                                                                 of total expected assessments.
                                                               Assumptions are consistent with those used for
                                                                 amortizing DAC, and are thus subject to the
                                                                 same variability and risk.
                                                               Investment performance and volatility
                                                                 assumptions are consistent with the historical
                                                                 experience of the appropriate underlying equity
                                                                 index, such as the S&P 500 Index.
                                                               Benefit assumptions are based on the average
                                                                 benefits payable over a range of scenarios.
--------------------------------------------------------------------------------------------------------------------

 GMIBs      After a specified period of time determined at     Present value of expected income benefits in
              the time of issuance of the variable annuity       excess of the projected account balance at any
              contract, a minimum accumulation of                future date of annuitization and recognizing the
              purchase payments, even if the account value       excess ratably over the accumulation period
              is reduced to zero, that can be annuitized to      based on present value of total expected
              receive a monthly income stream that is not        assessments.
              less than a specified amount.                    Assumptions are consistent with those used for
            Certain contracts also provide for a                 estimating GMDB liabilities.
              guaranteed lump sum return of purchase           Calculation incorporates an assumption for the
              premium in lieu of the annuitization benefit.      percentage of the potential annuitizations that
                                                                 may be elected by the contractholder.
--------------------------------------------------------------------------------------------------------------------

 GMWBs      A return of purchase payment via partial           Expected value of the life contingent payments
              withdrawals, even if the account value is          and expected assessments using assumptions
              reduced to zero, provided that cumulative          consistent with those used for estimating the
              withdrawals in a contract year do not exceed       GMDB liabilities.
              a certain limit.
            Certain contracts include guaranteed
              withdrawals that are life contingent.
--------------------------------------------------------------------------------------------------------------------

                   First MetLife Investors Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

               Notes to the Financial Statements -- (Continued)

2. Insurance (continued)


  Information regarding the liabilities for guarantees (excluding base policy liabilities and embedded derivatives) relating to annuity contracts was as follows:

                                        Annuity Contracts
                                       --------------------
                                         GMDBs     GMIBs      Total
                                       --------- ---------- ----------
                                               (In thousands)
         Direct
         Balance at January 1, 2011... $   2,608 $   26,283 $   28,891
         Incurred guaranteed benefits.     1,432     10,479     11,911
         Paid guaranteed benefits.....     (361)         --      (361)
                                       --------- ---------- ----------
         Balance at December 31, 2011.     3,679     36,762     40,441
         Incurred guaranteed benefits.        25     34,202     34,227
         Paid guaranteed benefits.....     (651)         --      (651)
                                       --------- ---------- ----------
         Balance at December 31, 2012.     3,053     70,964     74,017
         Incurred guaranteed benefits.     1,841      6,547      8,388
         Paid guaranteed benefits.....     (119)         --      (119)
                                       --------- ---------- ----------
         Balance at December 31, 2013. $   4,775 $   77,511 $   82,286
                                       ========= ========== ==========
         Ceded
         Balance at January 1, 2011... $   2,608 $    8,956 $   11,564
         Incurred guaranteed benefits.     1,432      3,582      5,014
         Paid guaranteed benefits.....     (361)         --      (361)
                                       --------- ---------- ----------
         Balance at December 31, 2011.     3,679     12,538     16,217
         Incurred guaranteed benefits.        25     11,695     11,720
         Paid guaranteed benefits.....     (651)         --      (651)
                                       --------- ---------- ----------
         Balance at December 31, 2012.     3,053     24,233     27,286
         Incurred guaranteed benefits.     1,841      2,293      4,134
         Paid guaranteed benefits.....     (119)         --      (119)
                                       --------- ---------- ----------
         Balance at December 31, 2013. $   4,775 $   26,526 $   31,301
                                       ========= ========== ==========
         Net
         Balance at January 1, 2011... $      -- $   17,327 $   17,327
         Incurred guaranteed benefits.        --      6,897      6,897
         Paid guaranteed benefits.....        --         --         --
                                       --------- ---------- ----------
         Balance at December 31, 2011.        --     24,224     24,224
         Incurred guaranteed benefits.        --     22,507     22,507
         Paid guaranteed benefits.....        --         --         --
                                       --------- ---------- ----------
         Balance at December 31, 2012.        --     46,731     46,731
         Incurred guaranteed benefits.        --      4,254      4,254
         Paid guaranteed benefits.....        --         --         --
                                       --------- ---------- ----------
         Balance at December 31, 2013. $      -- $   50,985 $   50,985
                                       ========= ========== ==========

                   First MetLife Investors Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

               Notes to the Financial Statements -- (Continued)

2. Insurance (continued)


  Account balances of contracts with insurance guarantees were invested in separate account asset classes as follows at:

                                          December 31,
                                   ---------------------------
                                       2013          2012
                                   ------------- -------------
                                         (In thousands)
                  Fund Groupings:
                  Balanced........ $   2,644,311 $   2,316,355
                  Equity..........     2,290,555     1,933,960
                  Bond............       316,177       329,801
                  Money Market....        71,233        84,058
                                   ------------- -------------
                   Total.......... $   5,322,276 $   4,664,174
                                   ============= =============

  Based on the type of guarantee, the Company defines net amount at risk as listed below.

 Variable Annuity Guarantees

  In the Event of Death

    Defined as the death benefit less the total contract account value, as of the balance sheet date. It represents the amount of the claim that the Company would incur if death claims were filed on all contracts on the balance sheet date and includes any additional contractual claims associated with riders purchased to assist with covering income taxes payable upon death.

  At Annuitization

    Defined as the amount (if any) that would be required to be added to the total contract account value to purchase a lifetime income stream, based on current annuity rates, equal to the minimum amount provided under the guaranteed benefit. This amount represents the Company's potential economic exposure to such guarantees in the event all contractholders were to annuitize on the balance sheet date, even though the contracts contain terms that allow annuitization of the guaranteed amount only after the 10th anniversary of the contract, which not all contractholders have achieved.

                   First MetLife Investors Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

               Notes to the Financial Statements -- (Continued)

2. Insurance (continued)


   Information regarding the types of guarantees relating to annuity contracts was as follows at:

                                                                  December 31,
                                         ---------------------------------------------------------------
                                                      2013                            2012
                                         ------------------------------- -------------------------------
                                             In the                          In the
                                         Event of Death At Annuitization Event of Death At Annuitization
                                         -------------- ---------------- -------------- ----------------
                                                                 (In thousands)
Annuity Contracts (1)
Variable Annuity Guarantees
Total contract account value............  $  5,334,678    $  4,451,868    $  4,703,116    $  3,928,057
Separate account value..................  $  5,322,063    $  4,445,720    $  4,663,543    $  3,897,089
Net amount at risk......................  $     12,347    $     41,959    $     53,177    $    224,099
Average attained age of contractholders.      64 years        63 years        63 years        62 years

--------

(1)The Company's annuity contracts with guarantees may offer more than one type of guarantee in each contract. Therefore, the amounts listed above may not be mutually exclusive.

Separate Accounts

  Separate account assets and liabilities consist of pass-through separate accounts totaling $5,326.3 million and $4,667.2 million at December 31, 2013 and 2012, respectively, for which the policyholder assumes all investment risk.

  For the years ended December 31, 2013, 2012 and 2011, there were no investment gains (losses) on transfers of assets from the general account to the separate accounts.

3. Deferred Policy Acquisition Costs, Value of Business Acquired and Other Policy-Related Intangibles

  See Note 1 for a description of capitalized acquisition costs.

Nonparticipating and Non-Dividend-Paying Traditional Contracts

  The Company amortizes DAC and VOBA related to these contracts (term insurance) over the appropriate premium paying period in proportion to the historic actual and expected future gross premiums that were set at contract issue. The expected premiums are based upon the premium requirement of each policy and assumptions for mortality, persistency and investment returns at policy issuance, or policy acquisition (as it relates to VOBA), include provisions for adverse deviation, and are consistent with the assumptions used to calculate future policyholder benefit liabilities. These assumptions are not revised after policy issuance or acquisition unless the DAC or VOBA balance is deemed to be unrecoverable from future expected profits. Absent a premium deficiency, variability in amortization after policy issuance or acquisition is caused only by variability in premium volumes.

Fixed and Variable Deferred Annuity Contracts

  The Company amortizes DAC and VOBA related to these contracts over the estimated lives of the contracts in proportion to actual and expected future gross profits. The amortization includes interest based on rates in effect

                   First MetLife Investors Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

               Notes to the Financial Statements -- (Continued)

3. Deferred Policy Acquisition Costs, Value of Business Acquired and Other Policy-Related Intangibles (continued)

at inception or acquisition of the contracts. The amount of future gross profits is dependent principally upon returns in excess of the amounts credited to policyholders, mortality, persistency, interest crediting rates, expenses to administer the business, creditworthiness of reinsurance counterparties, the effect of any hedges used and certain economic variables, such as inflation. Of these factors, the Company anticipates that investment returns, expenses and persistency are reasonably likely to impact significantly the rate of DAC and VOBA amortization. Each reporting period, the Company updates the estimated gross profits with the actual gross profits for that period. When the actual gross profits change from previously estimated gross profits, the cumulative DAC and VOBA amortization is re-estimated and adjusted by a cumulative charge or credit to current operations. When actual gross profits exceed those previously estimated, the DAC and VOBA amortization will increase, resulting in a current period charge to earnings. The opposite result occurs when the actual gross profits are below the previously estimated gross profits. Each reporting period, the Company also updates the actual amount of business remaining in-force, which impacts expected future gross profits. When expected future gross profits are below those previously estimated, the DAC and VOBA amortization will increase, resulting in a current period charge to earnings. The opposite result occurs when the expected future gross profits are above the previously estimated expected future gross profits. Each period, the Company also reviews the estimated gross profits for each block of business to determine the recoverability of DAC and VOBA balances.

Factors Impacting Amortization

  Separate account rates of return on variable deferred annuity contracts affect in-force account balances on such contracts each reporting period, which can result in significant fluctuations in amortization of DAC and VOBA. Returns that are higher than the Company's long-term expectation produce higher account balances, which increases the Company's future fee expectations and decreases future benefit payment expectations on minimum death and living benefit guarantees, resulting in higher expected future gross profits. The opposite result occurs when returns are lower than the Company's long-term expectation. The Company's practice to determine the impact of gross profits resulting from returns on separate accounts assumes that long-term appreciation in equity markets is not changed by short-term market fluctuations, but is only changed when sustained interim deviations are expected. The Company monitors these events and only changes the assumption when its long-term expectation changes.

  The Company also periodically reviews other long-term assumptions underlying the projections of estimated gross profits. These assumptions primarily relate to investment returns, interest crediting rates, mortality, persistency and expenses to administer business. Management annually updates assumptions used in the calculation of estimated gross profits which may have significantly changed. If the update of assumptions causes expected future gross profits to increase, DAC and VOBA amortization will decrease, resulting in a current period increase to earnings. The opposite result occurs when the assumption update causes expected future gross profits to decrease.

  Periodically, the Company modifies product benefits, features, rights or coverages that occur by the exchange of a contract for a new contract, or by amendment, endorsement, or rider to a contract, or by election or coverage within a contract. If such modification, referred to as an internal replacement, substantially changes the contract, the associated DAC or VOBA is written off immediately through income and any new deferrable costs associated with the replacement contract are deferred. If the modification does not substantially change the

                   First MetLife Investors Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

               Notes to the Financial Statements -- (Continued)

3. Deferred Policy Acquisition Costs, Value of Business Acquired and Other Policy-Related Intangibles (continued)

contract, the DAC or VOBA amortization on the original contract will continue and any acquisition costs associated with the related modification are expensed.

  Amortization of DAC and VOBA is attributed to net investment gains (losses) and net derivative gains (losses), and to other expenses for the amount of gross profits originating from transactions other than investment gains and losses. Unrealized investment gains and losses represent the amount of DAC and VOBA that would have been amortized if such gains and losses had been recognized.

  Information regarding DAC and VOBA was as follows:

                                                                      Years Ended December 31,
                                                                  --------------------------------
                                                                     2013       2012       2011
                                                                  ---------- ---------- ----------
                                                                           (In thousands)
DAC
Balance at January 1,............................................ $  157,119 $  163,172 $  151,285
Capitalizations..................................................     34,242     52,075     72,784
Amortization related to:
 Net investment gains (losses) and net derivative gains (losses).     47,833   (39,042)   (30,599)
 Other expenses..................................................   (23,949)   (19,886)   (29,162)
                                                                  ---------- ---------- ----------
   Total amortization............................................     23,884   (58,928)   (59,761)
                                                                  ---------- ---------- ----------
Unrealized investment gains (losses).............................      1,000        800    (1,136)
Other (1)........................................................     38,713         --         --
                                                                  ---------- ---------- ----------
Balance at December 31,..........................................    254,958    157,119    163,172
                                                                  ---------- ---------- ----------
VOBA
Balance at January 1,............................................        107        160        186
   Total amortization related to other expenses..................       (31)       (53)       (26)
                                                                  ---------- ---------- ----------
Balance at December 31,..........................................         76        107        160
                                                                  ---------- ---------- ----------
Total DAC and VOBA
Balance at December 31,.......................................... $  255,034 $  157,226 $  163,332
                                                                  ========== ========== ==========

--------

(1)The year ended December 31, 2013 includes $38.7 million that was reclassified to DAC from premiums, reinsurance and other receivables. The amounts reclassified relate to an affiliated reinsurance agreement accounted for using the deposit method of accounting and represent the DAC amortization on the expense allowances ceded on the agreement from inception. These amounts were previously included in the calculated value of the deposit receivable on this agreement and recorded within premiums, reinsurance and other receivables.

                   First MetLife Investors Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

               Notes to the Financial Statements -- (Continued)

3. Deferred Policy Acquisition Costs, Value of Business Acquired and Other Policy-Related Intangibles (continued)


  Information regarding other policy-related intangibles was as follows:

                                         Years Ended December 31,
                                       -----------------------------
                                         2013      2012      2011
                                       --------- --------- ---------
                                              (In thousands)
           Deferred Sales Inducements
           Balance at January 1,...... $  52,048 $  54,075 $  54,245
           Capitalization.............       969     1,985     6,307
           Amortization...............   (2,592)   (4,012)   (6,477)
                                       --------- --------- ---------
           Balance at December 31,.... $  50,425 $  52,048 $  54,075
                                       ========= ========= =========
           VODA
           Balance at January 1,...... $  15,226 $  16,347 $  17,315
           Amortization...............   (1,251)   (1,121)     (968)
                                       --------- --------- ---------
           Balance at December 31,.... $  13,975 $  15,226 $  16,347
                                       ========= ========= =========
           Accumulated amortization... $   5,539 $   4,288 $   3,167
                                       ========= ========= =========

  The estimated future amortization expense to be reported in other expenses for the next five years is as follows:

                                   VOBA        VODA
                                ----------- ----------
                                    (In thousands)
                          2014. $        33 $    1,359
                          2015. $        12 $    1,394
                          2016. $        11 $    1,360
                          2017. $        10 $    1,283
                          2018. $         5 $    1,184

4. Reinsurance

  The Company enters into reinsurance agreements primarily as a purchaser of reinsurance for its various insurance products. The Company participates in reinsurance activities in order to limit losses, minimize exposure to significant risks and provide additional capacity for future growth.

  Accounting for reinsurance requires extensive use of assumptions and estimates, particularly related to the future performance of the underlying business and the potential impact of counterparty credit risks. The Company periodically reviews actual and anticipated experience compared to the aforementioned assumptions used to establish assets and liabilities relating to ceded and assumed reinsurance and evaluates the financial strength of counterparties to its reinsurance agreements using criteria similar to that evaluated in the security impairment process discussed in Note 5.

  For its individual life insurance products, the Company has historically reinsured the mortality risk primarily on an excess of retention basis or on a quota share basis. The Company currently retains up to $100,000 per life and reinsures 100% of amounts in excess of the amount the Company retains. In addition to reinsuring mortality

                   First MetLife Investors Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

               Notes to the Financial Statements -- (Continued)

4. Reinsurance (continued)

risk as described above, the Company reinsures other risks, as well as specific coverages. Placement of reinsurance is done primarily on an automatic basis and also on a facultative basis for risks with specified characteristics. The Company evaluates its reinsurance programs routinely and may increase or decrease its retention at any time.

  The Company currently reinsures 100% of the living and death benefit guarantees issued in connection with its variable annuities to an affiliated reinsurer. Under these reinsurance agreements, the Company pays a reinsurance premium generally based on fees associated with the guarantees collected from policyholders, and receives reimbursement for benefits paid or accrued in excess of account values, subject to certain limitations. The Company also reinsures 90% of its fixed annuities to an affiliated reinsurer. The value of the embedded derivatives on the ceded risk is determined using a methodology consistent with the guarantees directly written by the Company with the exception of the input for nonperformance risk that reflects the credit of the reinsurer.

  The Company has exposure to catastrophes, which could contribute to significant fluctuations in the Company's results of operations. The Company uses excess of retention and quota share reinsurance agreements to provide greater diversification of risk and minimize exposure to larger risks.

  The Company reinsures its business through a diversified group of well-capitalized reinsurers. The Company analyzes recent trends in arbitration and litigation outcomes in disputes, if any, with its reinsurers. The Company monitors ratings and evaluates the financial strength of its reinsurers by analyzing their financial statements. In addition, the reinsurance recoverable balance due from each reinsurer is evaluated as part of the overall monitoring process. Recoverability of reinsurance recoverable balances is evaluated based on these analyses. The Company generally secures large reinsurance recoverable balances with various forms of collateral, including secured trusts, funds withheld accounts and irrevocable letters of credit. These reinsurance recoverable balances are stated net of allowances for uncollectible reinsurance, which at December 31, 2013 and 2012, were not significant.

  The Company has secured certain reinsurance recoverable balances with irrevocable letters of credit. The Company had $11.0 million and $6.5 million of unsecured unaffiliated reinsurance recoverable balances at December 31, 2013 and 2012, respectively.

  At December 31, 2013, the Company had $11.1 million of net unaffiliated ceded reinsurance recoverables. Of this total, $9.4 million, or 85%, were with the Company's five largest unaffiliated ceded reinsurers, all of which were unsecured. At December 31, 2012, the Company had $6.6 million of net unaffiliated ceded reinsurance recoverables. Of this total, $5.6 million, or 86%, were with the Company's five largest unaffiliated ceded reinsurers, all of which were unsecured.

                   First MetLife Investors Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

               Notes to the Financial Statements -- (Continued)

4. Reinsurance (continued)


  The amounts in the statements of operations include the impact of reinsurance. Information regarding the significant effects of reinsurance was as follows:

                                                                    Years Ended December 31,
                                                                --------------------------------
                                                                   2013       2012       2011
                                                                ---------- ---------- ----------
                                                                         (In thousands)
Premiums
 Direct premiums............................................... $  115,441 $  110,110 $  108,831
 Reinsurance ceded.............................................   (53,735)   (45,620)   (37,629)
                                                                ---------- ---------- ----------
   Net premiums................................................ $   61,706 $   64,490 $   71,202
                                                                ========== ========== ==========
Universal life and investment-type product policy fees
 Direct universal life and investment-type product policy fees. $  112,985 $  100,489 $   82,961
 Reinsurance ceded.............................................   (16,092)   (14,809)   (12,216)
                                                                ---------- ---------- ----------
   Net universal life and investment-type product policy fees.. $   96,893 $   85,680 $   70,745
                                                                ========== ========== ==========
Other revenues
 Direct other revenues......................................... $   10,589 $    9,549 $    7,518
 Reinsurance ceded.............................................     50,733     53,661     57,686
                                                                ---------- ---------- ----------
   Net other revenues.......................................... $   61,322 $   63,210 $   65,204
                                                                ========== ========== ==========
Policyholder benefits and claims
 Direct policyholder benefits and claims....................... $  107,930 $  149,281 $   96,879
 Reinsurance ceded.............................................   (46,799)   (66,258)   (26,601)
                                                                ---------- ---------- ----------
   Net policyholder benefits and claims........................ $   61,131 $   83,023 $   70,278
                                                                ========== ========== ==========
Other expenses
 Direct other expenses......................................... $   52,563 $  121,517 $  132,741
 Reinsurance ceded.............................................      3,432      4,429      3,633
                                                                ---------- ---------- ----------
   Net other expenses.......................................... $   55,995 $  125,946 $  136,374
                                                                ========== ========== ==========

                   First MetLife Investors Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

               Notes to the Financial Statements -- (Continued)

4. Reinsurance (continued)


  The amounts in the balance sheets include the impact of reinsurance. Information regarding the significant effects of reinsurance was as follows at:

                                                                        December 31,
                                       -------------------------------------------------------------------------------
                                                        2013                                    2012
                                       --------------------------------------- ---------------------------------------
                                                                 Total Balance                           Total Balance
                                         Direct        Ceded         Sheet       Direct        Ceded         Sheet
                                       ----------  ------------  ------------- ----------  ------------  -------------
                                                                       (In thousands)
Assets
Premiums, reinsurance and other
 receivables.......................... $  (25,680) $  1,316,624  $  1,290,944  $  (20,225) $  1,583,973  $  1,563,748
Deferred policy acquisition costs and
 value of business acquired...........    278,599       (23,565)      255,034     218,467       (61,241)      157,226
                                       ----------  ------------  ------------  ----------  ------------  ------------
  Total assets........................ $  252,919  $  1,293,059  $  1,545,978  $  198,242  $  1,522,732  $  1,720,974
                                       ==========  ============  ============  ==========  ============  ============
Liabilities
Other policy-related balances......... $   14,815  $      3,139  $     17,954  $   12,318  $      4,840  $     17,158
Other liabilities.....................     16,458       128,890       145,348      29,746       112,067       141,813
                                       ----------  ------------  ------------  ----------  ------------  ------------
  Total liabilities................... $   31,273  $    132,029  $    163,302  $   42,064  $    116,907  $    158,971
                                       ==========  ============  ============  ==========  ============  ============

  Reinsurance agreements that do not expose the Company to a reasonable possibility of a significant loss from insurance risk are recorded using the deposit method of accounting. Deposit assets and deposit liabilities, if any, are the result of affiliated reinsurance transactions. See "--Related Party Reinsurance Transactions."

Related Party Reinsurance Transactions

  The Company has reinsurance agreements with certain MetLife subsidiaries, including MLIC, Exeter Reassurance Company, Ltd. and MetLife Reinsurance Company of Vermont, all of which are related parties.

  Information regarding the significant effects of affiliated reinsurance included in the statements of operations was as follows:

                                                            Years Ended December 31,
                                                        -------------------------------
                                                           2013       2012       2011
                                                        ---------  ---------  ---------
                                                                 (In thousands)
Premiums
Reinsurance ceded...................................... $ (43,319) $ (36,766) $ (30,696)
Universal life and investment-type product policy fees
Reinsurance ceded...................................... $ (15,973) $ (14,708) $ (12,132)
Other revenues
Reinsurance ceded...................................... $  50,740  $  53,660  $  57,693
Policyholder benefits and claims
Reinsurance ceded...................................... $ (38,671) $ (60,181) $ (25,172)
Other expenses
Reinsurance ceded...................................... $   3,462  $   4,464  $   3,665

                   First MetLife Investors Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

               Notes to the Financial Statements -- (Continued)

4. Reinsurance (continued)


  Information regarding the significant effects of ceded affiliated reinsurance included in the balance sheets was as follows at:

                                                                         December 31,
                                                                  --------------------------
                                                                      2013          2012
                                                                  ------------  ------------
                                                                        (In thousands)
Assets
Premiums, reinsurance and other receivables...................... $  1,304,427  $  1,575,936
Deferred policy acquisition costs and value of business acquired.      (23,490)      (61,303)
                                                                  ------------  ------------
 Total assets.................................................... $  1,280,937  $  1,514,633
                                                                  ============  ============
Liabilities
Other policy-related balances.................................... $      3,139  $      4,840
Other liabilities................................................      127,765       110,609
                                                                  ------------  ------------
 Total liabilities............................................... $    130,904  $    115,449
                                                                  ============  ============

  The Company ceded risks to an affiliate related to guaranteed minimum benefit guarantees written directly by the Company. These ceded reinsurance agreements contain embedded derivatives and changes in their fair value are included within net derivative gains (losses). The embedded derivatives associated with the cessions are included within premiums, reinsurance and other receivables and were assets of $84.6 million and $318.1 million at December 31, 2013 and 2012, respectively. Net derivative gains (losses) associated with the embedded derivatives were ($264.2) million, $71.7 million and $128.0 million for the years ended December 31, 2013, 2012 and 2011, respectively.

  The Company has secured certain reinsurance recoverable balances with various forms of collateral, including secured trusts, funds withheld accounts and irrevocable letters of credit. The Company had $1,103.1 million and $1,184.3 million of unsecured affiliated reinsurance recoverable balances at December 31, 2013 and 2012, respectively.

  Affiliated reinsurance agreements that do not expose the Company to a reasonable possibility of a significant loss from insurance risk are recorded using the deposit method of accounting. The deposit assets on affiliated reinsurance were $1,067.2 million and $1,126.4 million at December 31, 2013 and 2012, respectively. There were no deposit liabilities on affiliated reinsurance at both December 31, 2013 and 2012.

5. Investments

  See Note 7 for information about the fair value hierarchy for investments and the related valuation methodologies.

Investment Risks and Uncertainties

  Investments are exposed to the following primary sources of risk: credit, interest rate, liquidity, market valuation, currency and real estate risk. The financial statement risks, stemming from such investment risks, are those associated with the determination of estimated fair values, the diminished ability to sell certain investments in times of strained market conditions, the recognition of impairments, the recognition of income on certain

                   First MetLife Investors Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

               Notes to the Financial Statements -- (Continued)

5. Investments (continued)

investments and the potential consolidation of variable interest entities ("VIEs"). The use of different methodologies, assumptions and inputs relating to these financial statement risks may have a material effect on the amounts presented within the financial statements.

  The determination of valuation allowances and impairments is highly subjective and is based upon periodic evaluations and assessments of known and inherent risks associated with the respective asset class. Such evaluations and assessments are revised as conditions change and new information becomes available.

  The recognition of income on certain investments (e.g. structured securities, including mortgage-backed securities, asset-backed securities ("ABS") and certain structured investment transactions) is dependent upon certain factors such as prepayments and defaults, and changes in such factors could result in changes in amounts to be earned.

Fixed Maturity AFS

 Fixed Maturity AFS by Sector

  The following table presents the fixed maturity securities AFS by sector. Included within fixed maturity securities are structured securities including commercial mortgage-backed securities ("CMBS"), residential mortgage-backed securities ("RMBS") and ABS.

                                               December 31, 2013                              December 31, 2012
                                 ---------------------------------------------- ----------------------------------------------
                                                Gross Unrealized                               Gross Unrealized
                                           -------------------------- Estimated           -------------------------- Estimated
                                 Amortized          Temporary  OTTI     Fair    Amortized          Temporary  OTTI     Fair
                                   Cost     Gains    Losses   Losses    Value     Cost     Gains    Losses   Losses    Value
                                 --------- -------- --------- ------- --------- --------- -------- --------- ------- ---------
                                                                        (In thousands)
Fixed maturity securities
U.S. corporate.................. $ 292,751 $ 22,721 $  4,411  $    -- $ 311,061 $ 306,277 $ 35,977  $   345  $    -- $ 341,909
Foreign corporate...............   115,054    6,276    2,298       --   119,032   111,649   10,415       25       --   122,039
U.S. Treasury and agency........   120,922      580    9,349       --   112,153    68,192    5,643      463       --    73,372
CMBS............................    62,833      965    1,308       --    62,490    50,545    3,358       --       --    53,903
RMBS............................    44,089    1,525      421       --    45,193    62,290    3,750      178       --    65,862
State and political subdivision.    32,533    2,475    1,243       --    33,765    31,534    4,997       63       --    36,468
Foreign government..............     7,386      503      179       --     7,710     6,408      861       --       --     7,269
ABS.............................     4,568      532       --       --     5,100     9,050      768        1       --     9,817
                                 --------- -------- --------  ------- --------- --------- --------  -------  ------- ---------
  Total fixed maturity
   securities................... $ 680,136 $ 35,577 $ 19,209  $    -- $ 696,504 $ 645,945 $ 65,769  $ 1,075  $    -- $ 710,639
                                 ========= ======== ========  ======= ========= ========= ========  =======  ======= =========

   The Company held non-income producing fixed maturity securities with an estimated fair value of $198 thousand and $217 thousand with unrealized gains (losses) of $198 thousand and $179 thousand at December 31, 2013 and 2012, respectively.

 Methodology for Amortization of Premium and Accretion of Discount on Structured Securities

   Amortization of premium and accretion of discount on structured securities considers the estimated timing and amount of prepayments of the underlying loans. Actual prepayment experience is periodically reviewed and effective yields are recalculated when differences arise between the originally anticipated and the actual prepayments received and currently anticipated. Prepayment assumptions for single class and multi-class

                   First MetLife Investors Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

               Notes to the Financial Statements -- (Continued)

5. Investments (continued)

 mortgage-backed and ABS are estimated using inputs obtained from third-party specialists and based on management's knowledge of the current market. For credit-sensitive mortgage-backed and ABS and certain prepayment-sensitive securities, the effective yield is recalculated on a prospective basis. For all other mortgage-backed and ABS, the effective yield is recalculated on a retrospective basis.

 Maturities of Fixed Maturity Securities

  The amortized cost and estimated fair value of fixed maturity securities, by contractual maturity date, were as follows at:

                                                           December 31,
                                            -------------------------------------------
                                                    2013                  2012
                                            --------------------- ---------------------
                                                       Estimated             Estimated
                                            Amortized    Fair     Amortized    Fair
                                              Cost       Value      Cost       Value
                                            ---------- ---------- ---------- ----------
                                                          (In thousands)
Due in one year or less.................... $   21,359 $   21,926 $   12,842 $   13,351
Due after one year through five years......    122,000    134,271    123,477    135,785
Due after five years through ten years.....    220,295    232,559    232,707    264,153
Due after ten years........................    204,992    194,965    155,034    167,768
                                            ---------- ---------- ---------- ----------
   Subtotal................................    568,646    583,721    524,060    581,057
Structured securities (CMBS, RMBS and ABS).    111,490    112,783    121,885    129,582
                                            ---------- ---------- ---------- ----------
       Total fixed maturity securities..... $  680,136 $  696,504 $  645,945 $  710,639
                                            ========== ========== ========== ==========

  Actual maturities may differ from contractual maturities due to the exercise of call or prepayment options. Fixed maturity securities not due at a single maturity date have been presented in the year of final contractual maturity. CMBS, RMBS and ABS are shown separately, as they are not due at a single maturity.

                   First MetLife Investors Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

               Notes to the Financial Statements -- (Continued)

5. Investments (continued)


 Continuous Gross Unrealized Losses for Fixed Maturity Securities AFS by Sector

   The following table presents the estimated fair value and gross unrealized losses of fixed maturity securities AFS in an unrealized loss position, aggregated by sector and by length of time that the securities have been in a continuous unrealized loss position.

                                              December 31, 2013                          December 31, 2012
                                  ------------------------------------------ -----------------------------------------
                                                        Equal to or Greater                       Equal to or Greater
                                   Less than 12 Months     than 12 Months    Less than 12 Months     than 12 Months
                                  --------------------- -------------------- -------------------- --------------------
                                  Estimated    Gross    Estimated   Gross    Estimated   Gross    Estimated   Gross
                                    Fair     Unrealized   Fair    Unrealized   Fair    Unrealized   Fair    Unrealized
                                    Value      Losses     Value     Losses     Value     Losses     Value     Losses
                                  ---------- ---------- --------- ---------- --------- ---------- --------- ----------
                                                      (In thousands, except number of securities)
Fixed Maturity Securities
U.S. corporate................... $   58,265 $   3,963  $   3,444  $    448  $  18,978   $  303   $    458    $   42
Foreign corporate................     24,621     1,883      3,560       415      3,948       25         --        --
U.S. Treasury and agency.........     82,554     4,966     20,593     4,383     24,656      463         --        --
CMBS.............................     35,532     1,308         --        --      6,994       --         --        --
RMBS.............................     11,634       421         --        --         --       --      7,227       178
State and political subdivision..      8,315     1,243         --        --      9,500       63         --        --
Foreign government...............        801       179         --        --         --       --         --        --
ABS..............................         --        --         --        --        969        1         --        --
                                  ---------- ---------  ---------  --------  ---------   ------   --------    ------
 Total fixed maturity
   securities.................... $  221,722 $  13,963  $  27,597  $  5,246  $  65,045   $  855   $  7,685    $  220
                                  ========== =========  =========  ========  =========   ======   ========    ======
Total number of securities in an
  unrealized loss position.......         59                    9                   22                   2
                                  ==========            =========            =========            ========

Evaluation of AFS Securities for OTTI and Evaluating Temporarily Impaired AFS Securities

  Evaluation and Measurement Methodologies

    Management considers a wide range of factors about the security issuer and uses its best judgment in evaluating the cause of the decline in the estimated fair value of the security and in assessing the prospects for near-term recovery. Inherent in management's evaluation of the security are assumptions and estimates about the operations of the issuer and its future earnings potential. Considerations used in the impairment evaluation process include, but are not limited to: (i) the length of time and the extent to which the estimated fair value has been below amortized cost; (ii) the potential for impairments when the issuer is experiencing significant financial difficulties; (iii) the potential for impairments in an entire industry sector or sub-sector; (iv) the potential for impairments in certain economically depressed geographic locations; (v) the potential for impairments where the issuer, series of issuers or industry has suffered a catastrophic loss or has exhausted natural resources; (vi) whether the Company has the intent to sell or will more likely than not be required to sell a particular security before the decline in estimated fair value below amortized cost recovers; (vii) with respect to structured securities, changes in forecasted cash flows after considering the quality of underlying collateral, expected prepayment speeds, current and forecasted loss severity, consideration of the payment terms of the underlying assets backing a particular security, and the payment priority within the tranche structure of the security; and (viii) other subjective factors, including concentrations and information obtained from regulators and rating agencies.

                   First MetLife Investors Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

               Notes to the Financial Statements -- (Continued)

5. Investments (continued)


    The methodology and significant inputs used to determine the amount of credit loss on fixed maturity securities are as follows:

   . The Company calculates the recovery value by performing a discounted cash flow analysis based on the present value of future cash flows. The discount rate is generally the effective interest rate of the security prior to impairment.

   . When determining collectability and the period over which value is expected to recover, the Company applies considerations utilized in its overall impairment evaluation process which incorporates information regarding the specific security, fundamentals of the industry and geographic area in which the security issuer operates, and overall macroeconomic conditions. Projected future cash flows are estimated using assumptions derived from management's best estimates of likely scenario-based outcomes after giving consideration to a variety of variables that include, but are not limited to: payment terms of the security; the likelihood that the issuer can service the interest and principal payments; the quality and amount of any credit enhancements; the security's position within the capital structure of the issuer; possible corporate restructurings or asset sales by the issuer; and changes to the rating of the security or the issuer by rating agencies.

   . Additional considerations are made when assessing the unique features that apply to certain structured securities including, but not limited to: the quality of underlying collateral, expected prepayment speeds, current and forecasted loss severity, consideration of the payment terms of the underlying loans or assets backing a particular security, and the payment priority within the tranche structure of the security.

   . When determining the amount of the credit loss for U.S. and foreign corporate securities, foreign government securities and state and political subdivision securities, the estimated fair value is considered the recovery value when available information does not indicate that another value is more appropriate. When information is identified that indicates a recovery value other than estimated fair value, management considers in the determination of recovery value the same considerations utilized in its overall impairment evaluation process as described above, as well as any private and public sector programs to restructure such securities.

    The amortized cost of fixed maturity securities is adjusted for OTTI in the period in which the determination is made. The Company does not change the revised cost basis for subsequent recoveries in value.

    In periods subsequent to the recognition of OTTI on a fixed maturity security, the Company accounts for the impaired security as if it had been purchased on the measurement date of the impairment. Accordingly, the discount (or reduced premium) based on the new cost basis is accreted over the remaining term of the fixed maturity security in a prospective manner based on the amount and timing of estimated future cash flows.

  Current Period Evaluation

    Based on the Company's current evaluation of its AFS securities in an unrealized loss position in accordance with its impairment policy, and the Company's current intentions and assessments (as applicable to the type of security) about holding, selling and any requirements to sell these securities, the Company has concluded that these securities are not other-than-temporarily impaired at December 31, 2013. Future OTTI

                   First MetLife Investors Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

               Notes to the Financial Statements -- (Continued)

5. Investments (continued)

  will depend primarily on economic fundamentals, issuer performance (including changes in the present value of future cash flows expected to be collected), and changes in credit ratings, collateral valuation, interest rates and credit spreads. If economic fundamentals deteriorate or if there are adverse changes in the above factors, OTTI may be incurred in upcoming periods.

    Gross unrealized losses on fixed maturity securities increased $18.1 million during the year ended December 31, 2013 from $1.1 million to $19.2 million. The increase in gross unrealized losses for the year ended December 31, 2013, was primarily attributable to an increase in interest rates, partially offset by narrowing credit spreads.

    At December 31, 2013, there were no gross unrealized losses from fixed maturity securities with an unrealized loss position of 20% or more of amortized cost for six months or greater.

Mortgage Loans

 Mortgage Loans by Portfolio Segment

   Mortgage loans are summarized as follows at:

                                                    December 31,
                                  ------------------------------------------------
                                           2013                    2012
                                  ---------------------- -------------------------
                                     Carrying     % of      Carrying
                                      Value       Total      Value      % of Total
                                  -------------- ------- -------------- ----------
                                  (In thousands)         (In thousands)
Mortgage loans:
 Commercial......................   $  105,005     90.8%   $   96,335       88.0%
 Agricultural....................       11,130       9.6       13,642        12.5
                                    ----------   -------   ----------    --------
   Subtotal (1)..................      116,135     100.4      109,977       100.5
 Valuation allowances............        (483)     (0.4)        (479)       (0.5)
                                    ----------   -------   ----------    --------
     Total mortgage loans, net...   $  115,652    100.0%   $  109,498      100.0%
                                    ==========   =======   ==========    ========

--------

(1)The Company did not purchase any mortgage loans during the year ended December 31, 2013. Purchases of mortgage loans were $8.0 million for the year ended December 31, 2012.

 Mortgage Loans and Valuation Allowance by Portfolio Segment

    All commercial and agricultural mortgage loans held at both December 31, 2013 and 2012 were evaluated collectively for credit losses. The valuation allowances maintained at both December 31, 2013 and 2012 were primarily for the commercial mortgage loan portfolio segment and were for non-specifically identified credit losses.

                   First MetLife Investors Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

               Notes to the Financial Statements -- (Continued)

5. Investments (continued)


 Valuation Allowance Rollforward by Portfolio Segment

   The changes in the valuation allowance, by portfolio segment, were as follows:

                                       Commercial Agricultural  Total
                                       ---------- ------------ --------
                                                (In thousands)
         Balance at January 1, 2011...  $    657    $    31    $    688
         Provision (release)..........      (72)          8        (64)
                                        --------    -------    --------
         Balance at December 31, 2011.       585         39         624
         Provision (release)..........     (139)        (6)       (145)
                                        --------    -------    --------
         Balance at December 31, 2012.       446         33         479
         Provision (release)..........         4         --           4
                                        --------    -------    --------
         Balance at December 31, 2013.  $    450    $    33    $    483
                                        ========    =======    ========

  Valuation Allowance Methodology

    Mortgage loans are considered to be impaired when it is probable that, based upon current information and events, the Company will be unable to collect all amounts due under the loan agreement. Specific valuation allowances are established using the same methodology for both portfolio segments as the excess carrying value of a loan over either (i) the present value of expected future cash flows discounted at the loan's original effective interest rate, (ii) the estimated fair value of the loan's underlying collateral if the loan is in the process of foreclosure or otherwise collateral dependent, or (iii) the loan's observable market price. A common evaluation framework is used for establishing non-specific valuation allowances for both loan portfolio segments; however, a separate non-specific valuation allowance is calculated and maintained for each loan portfolio segment that is based on inputs unique to each loan portfolio segment. Non-specific valuation allowances are established for pools of loans with similar risk characteristics where a property-specific or market-specific risk has not been identified, but for which the Company expects to incur a credit loss. These evaluations are based upon several loan portfolio segment-specific factors, including the Company's experience for loan losses, defaults and loss severity, and loss expectations for loans with similar risk characteristics. These evaluations are revised as conditions change and new information becomes available.

  Commercial and Agricultural Mortgage Loan Portfolio Segments

    The Company typically uses several years of historical experience in establishing non-specific valuation allowances which captures multiple economic cycles. For evaluations of commercial mortgage loans, in addition to historical experience, management considers factors that include the impact of a rapid change to the economy, which may not be reflected in the loan portfolio, and recent loss and recovery trend experience as compared to historical loss and recovery experience. For evaluations of agricultural mortgage loans, in addition to historical experience, management considers factors that include increased stress in certain sectors, which may be evidenced by higher delinquency rates, or a change in the number of higher risk loans. On a quarterly basis, management incorporates the impact of these current market events and conditions on historical experience in determining the non-specific valuation allowance established for commercial and agricultural mortgage loans.

                   First MetLife Investors Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

               Notes to the Financial Statements -- (Continued)

5. Investments (continued)


    All commercial mortgage loans are reviewed on an ongoing basis which may include an analysis of the property financial statements and rent roll, lease rollover analysis, property inspections, market analysis, estimated valuations of the underlying collateral, loan-to-value ratios, debt service coverage ratios, and tenant creditworthiness. All agricultural mortgage loans are monitored on an ongoing basis. The monitoring process focuses on higher risk loans, which include those that are classified as restructured, delinquent or in foreclosure, as well as loans with higher loan-to-value ratios and lower debt service coverage ratios. The monitoring process for agricultural mortgage loans is generally similar to the commercial mortgage loan monitoring process, with a focus on higher risk loans, including reviews on a geographic and property-type basis. Higher risk loans are reviewed individually on an ongoing basis for potential credit loss and specific valuation allowances are established using the methodology described above. Quarterly, the remaining loans are reviewed on a pool basis by aggregating groups of loans that have similar risk characteristics for potential credit loss, and non-specific valuation allowances are established as described above using inputs that are unique to each segment of the loan portfolio.

    For commercial mortgage loans, the primary credit quality indicator is the debt service coverage ratio, which compares a property's net operating income to amounts needed to service the principal and interest due under the loan. Generally, the lower the debt service coverage ratio, the higher the risk of experiencing a credit loss. The Company also reviews the loan-to-value ratio of its commercial mortgage loan portfolio. Loan-to-value ratios compare the unpaid principal balance of the loan to the estimated fair value of the underlying collateral. Generally, the higher the loan-to-value ratio, the higher the risk of experiencing a credit loss. The debt service coverage ratio and loan-to-value ratio, as well as the values utilized in calculating these ratios, are updated annually, on a rolling basis, with a portion of the loan portfolio updated each quarter.

    For agricultural mortgage loans, the Company's primary credit quality indicator is the loan-to-value ratio. The values utilized in calculating this ratio are developed in connection with the ongoing review of the agricultural mortgage loan portfolio and are routinely updated.

 Credit Quality of Commercial Mortgage Loans

   The credit quality of commercial mortgage loans, were as follows at:

                                      Recorded Investment
                       -------------------------------------------------
                         Debt Service Coverage Ratios
                       --------------------------------           % of     Estimated    % of
                        > 1.20x  1.00x - 1.20x < 1.00x    Total   Total    Fair Value   Total
                       --------- ------------- -------- --------- ------ -------------- ------
                                        (In thousands)                   (In thousands)
December 31, 2013:
Loan-to-value ratios:
Less than 65%......... $  92,245   $  2,859    $  1,901 $  97,005  92.4%   $  104,142    92.9%
65% to 75%............        --         --       8,000     8,000    7.6        7,920      7.1
                       ---------   --------    -------- --------- ------   ----------   ------
 Total................ $  92,245   $  2,859    $  9,901 $ 105,005 100.0%   $  112,062   100.0%
                       =========   ========    ======== ========= ======   ==========   ======
December 31, 2012:
Loan-to-value ratios:
Less than 65%......... $  85,449   $  1,930    $    956 $  88,335  91.7%   $   97,511    92.5%
65% to 75%............        --         --       8,000     8,000    8.3        7,920      7.5
                       ---------   --------    -------- --------- ------   ----------   ------
 Total................ $  85,449   $  1,930    $  8,956 $  96,335 100.0%   $  105,431   100.0%
                       =========   ========    ======== ========= ======   ==========   ======

                   First MetLife Investors Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

               Notes to the Financial Statements -- (Continued)

5. Investments (continued)


 Credit Quality of Agricultural Mortgage Loans

   All of the agricultural mortgage loans held at both December 31, 2013 and 2012 had loan-to-value ratios of less than 65%.

 Past Due, Interest Accrual Status and Impaired Mortgage Loans

   The Company has a high quality, well performing, mortgage loan portfolio, with all mortgage loans classified as performing at both December 31, 2013 and 2012. The Company defines delinquency consistent with industry practice, when mortgage loans are past due as follows: commercial mortgage loans -- 60 days and agricultural mortgage loans -- 90 days. The Company had no impaired mortgage loans, no loans past due and no loans in non-accrual status at both December 31, 2013 and 2012. The Company did not recognize interest income on impaired mortgage loans during the years ended December 31, 2013, 2012 and 2011.

 Mortgage Loans Modified in a Troubled Debt Restructuring

   The Company may grant concessions related to borrowers experiencing financial difficulties which are classified as troubled debt restructurings. Generally, the types of concessions include: reduction of the contractual interest rate, extension of the maturity date at an interest rate lower than current market interest rates, and/or a reduction of accrued interest. The amount, timing and extent of the concession granted is considered in determining any impairment or changes in the specific valuation allowance recorded with the restructuring. Through the continuous monitoring process, a specific valuation allowance may have been recorded prior to the quarter when the mortgage loan is modified in a troubled debt restructuring. Accordingly, the carrying value (after specific valuation allowance) before and after modification through a troubled debt restructuring may not change significantly, or may increase if the expected recovery is higher than the pre-modification recovery assessment.

   There were no mortgage loans modified in a troubled debt restructuring during the years ended December 31, 2013 and 2012.

Cash Equivalents

  There were no cash equivalents for the year ended December 31, 2013. The carrying value of cash equivalents, which includes securities and other investments with an original or remaining maturity of three months or less at the time of purchase, was $4.5 million for the year ended December 31, 2012.

                   First MetLife Investors Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

               Notes to the Financial Statements -- (Continued)

5. Investments (continued)


Net Unrealized Investment Gains (Losses)

   The components of net unrealized investment gains (losses), included in AOCI, were as follows:

                                                Years Ended December 31,
                                              -----------------------------
                                                2013      2012      2011
                                              --------- --------- ---------
                                                     (In thousands)
    Fixed maturity securities................ $  16,368 $  64,694 $  49,909
    Derivatives..............................     (849)      (53)        --
                                              --------- --------- ---------
     Subtotal................................    15,519    64,641    49,909
                                              --------- --------- ---------
    Amounts allocated from:
     Insurance liability loss recognition....        --   (5,752)        --
     DAC and VOBA............................     (800)   (1,800)   (2,600)
    Deferred income tax benefit (expense)....   (5,152)  (19,981)  (16,558)
                                              --------- --------- ---------
    Net unrealized investment gains (losses). $   9,567 $  37,108 $  30,751
                                              ========= ========= =========

   The changes in net unrealized investment gains (losses) were as follows:

                                                        Years Ended December 31,
                                                      -----------------------------
                                                        2013      2012      2011
                                                      --------- --------- ---------
                                                             (In thousands)
Balance at January 1,................................ $  37,108 $  30,751 $  11,086
Unrealized investment gains (losses) during the year.  (49,122)    14,732    31,390
Unrealized investment gains (losses) relating to:
 Insurance liability loss recognition................     5,752   (5,752)        --
 DAC and VOBA........................................     1,000       800   (1,136)
 Deferred income tax benefit (expense)...............    14,829   (3,423)  (10,589)
                                                      --------- --------- ---------
Balance at December 31,.............................. $   9,567 $  37,108 $  30,751
                                                      ========= ========= =========
Change in net unrealized investment gains (losses)... $(27,541) $   6,357 $  19,665
                                                      ========= ========= =========

Concentrations of Credit Risk

  There were no investments in any counterparty that were greater than 10% of the Company's stockholder's equity, other than the U.S. government and its agencies, at both December 31, 2013 and 2012.

                   First MetLife Investors Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

               Notes to the Financial Statements -- (Continued)

5. Investments (continued)


Invested Assets on Deposit and Pledged as Collateral

   Invested assets on deposit and pledged as collateral are presented below at estimated fair value for fixed maturity securities at:

                                                               December 31,
                                                             -----------------
                                                               2013     2012
                                                             -------- --------
                                                              (In thousands)
 Invested assets on deposit (regulatory deposits)........... $  1,329 $  1,576
 Invested assets pledged as collateral (1)..................    1,534       --
                                                             -------- --------
 Total invested assets on deposit and pledged as collateral. $  2,863 $  1,576
                                                             ======== ========

--------

(1)The Company has pledged invested assets in connection with derivative transactions (see Note 6).

Variable Interest Entities

  The Company has invested in certain structured transactions that are VIEs. In certain instances, the Company may hold both the power to direct the most significant activities of the entity, as well as an economic interest in the entity and, as such, it would be deemed the primary beneficiary or consolidator of the entity.

  The determination of the VIE's primary beneficiary requires an evaluation of the contractual and implied rights and obligations associated with each party's relationship with or involvement in the entity, an estimate of the entity's expected losses and expected residual returns and the allocation of such estimates to each party involved in the entity. The Company generally uses a qualitative approach to determine whether it is the primary beneficiary. However, for VIEs that are investment companies or apply measurement principles consistent with those utilized by investment companies, the primary beneficiary is based on a risks and rewards model and is defined as the entity that will absorb a majority of a VIE's expected losses, receive a majority of a VIE's expected residual returns if no single entity absorbs a majority of expected losses, or both. The Company reassesses its involvement with VIEs on a quarterly basis. The use of different methodologies, assumptions and inputs in the determination of the primary beneficiary could have a material effect on the amounts presented within the financial statements.

 Consolidated VIEs

   There were no VIEs for which the Company has concluded that it is the primary beneficiary and which are consolidated at December 31, 2013 and 2012.

                   First MetLife Investors Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

               Notes to the Financial Statements -- (Continued)

5. Investments (continued)


 Unconsolidated VIEs

   The carrying amount and maximum exposure to loss relating to VIEs in which the Company holds a significant variable interest but is not the primary beneficiary and which have not been consolidated were as follows at:

                                                       December 31,
                                       ---------------------------------------------
                                                2013                   2012
                                       ---------------------- ----------------------
                                                    Maximum                Maximum
                                        Carrying   Exposure    Carrying   Exposure
                                         Amount   to Loss (1)   Amount   to Loss (1)
                                       ---------- ----------- ---------- -----------
                                                      (In thousands)
Fixed maturity securities AFS:
Structured securities (CMBS, RMBS and
  ABS) (2)............................ $  112,783 $  112,783  $  129,582 $  129,582
Foreign corporate.....................     11,379     11,379      12,639     12,639
                                       ---------- ----------  ---------- ----------
 Total................................ $  124,162 $  124,162  $  142,221 $  142,221
                                       ========== ==========  ========== ==========

--------

(1)The maximum exposure to loss relating to fixed maturity securities AFS is equal to their carrying amounts or the carrying amounts of retained interests. Such a maximum loss would be expected to occur only upon bankruptcy of the issuer or investee.

(2)For these variable interests, the Company's involvement is limited to that of a passive investor.

Net Investment Income

   The components of net investment income were as follows:

                                                      Years Ended December 31,
                                                    -----------------------------
                                                      2013      2012      2011
                                                    --------- --------- ---------
                                                           (In thousands)
Investment income:
 Fixed maturity securities......................... $  32,865 $  31,607 $  31,423
 Mortgage loans....................................     5,994     5,753     4,934
 Cash, cash equivalents and short-term investments.        28        24        35
 Other.............................................        95        48        --
                                                    --------- --------- ---------
   Subtotal........................................    38,982    37,432    36,392
 Less: Investment expenses.........................     1,101     1,038       945
                                                    --------- --------- ---------
     Net investment income......................... $  37,881 $  36,394 $  35,447
                                                    ========= ========= =========

    See "-- Related Party Investment Transactions" for discussion of affiliated net investment income and investment expenses.

                   First MetLife Investors Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

               Notes to the Financial Statements -- (Continued)

5. Investments (continued)


Net Investment Gains (Losses)

 Components of Net Investment Gains (Losses)

   The components of net investment gains (losses) were as follows:

                                                                           Years Ended December 31,
                                                                         ----------------------------
                                                                           2013     2012      2011
                                                                         -------- -------- ----------
                                                                                (In thousands)
Total gains (losses) on fixed maturity securities:
 Total OTTI losses recognized:
   U.S. and foreign corporate securities -- by industry:
     Finance............................................................ $     -- $     -- $     (41)
                                                                         -------- -------- ----------
 OTTI losses on fixed maturity securities recognized in earnings........       --       --       (41)
 Fixed maturity securities -- net gains (losses) on sales and disposals.    (361)    1,723    (3,118)
                                                                         -------- -------- ----------
     Total gains (losses) on fixed maturity securities..................    (361)    1,723    (3,159)
                                                                         -------- -------- ----------
 Mortgage loans.........................................................      (4)      145         64
 Other gains (losses)...................................................        1    (117)          7
                                                                         -------- -------- ----------
     Total net investment gains (losses)................................ $  (364) $  1,751 $  (3,088)
                                                                         ======== ======== ==========

  Gains (losses) from foreign currency transactions included within net investment gains (losses) were ($7) thousand and ($122) thousand for the year ended December 31, 2013 and 2012, respectively. There were no foreign currency transactions included within net investment gains (losses) for the year ended December 31, 2011.

 Sales or Disposals and Impairments of Fixed Maturity Securities

  Proceeds from sales or disposals of fixed maturity securities and the components of fixed maturity net investment gains (losses) are as shown in the table below. Investment gains and losses on sales of securities are determined on a specific identification basis.

                                                Years Ended December 31,
                                              -----------------------------
                                                2013      2012      2011
                                              --------- --------- ---------
                                                     (In thousands)
    Proceeds................................. $  51,479 $  55,111 $  45,057
                                              ========= ========= =========
    Gross investment gains................... $     492 $   1,886 $     319
                                              --------- --------- ---------
    Gross investment losses..................     (853)     (163)   (3,437)
                                              --------- --------- ---------
    Total OTTI losses:
     Credit-related..........................        --        --      (41)
                                              --------- --------- ---------
           Net investment gains (losses)..... $   (361) $   1,723 $ (3,159)
                                              ========= ========= =========

  There were no OTTI losses on fixed maturity securities or equity securities during the years ended December 31, 2013 and 2012.

                   First MetLife Investors Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

               Notes to the Financial Statements -- (Continued)

5. Investments (continued)


Related Party Investment Transactions

   The Company transfers invested assets, primarily consisting of fixed maturity securities, to and from affiliates. Invested assets transferred to and from affiliates were as follows:

                                                                     Years Ended December 31,
                                                                     ------------------------
                                                                     2013      2012    2011
                                                                      -----  --------  -----
                                                                        (In thousands)
Estimated fair value of invested assets transferred to affiliates... $  --   $     --  $  --
Amortized cost of invested assets transferred to affiliates......... $  --   $     --  $  --
Net investment gains (losses) recognized on transfers............... $  --   $     --  $  --
Estimated fair value of invested assets transferred from affiliates. $  --   $  4,000  $  --

  The Company receives investment administrative services from an affiliate. The related investment administrative service charges were $1.1 million, $1.0 million, and $935 thousand for the years ended December 31, 2013, 2012 and 2011, respectively.

6. Derivatives

Accounting for Derivatives

  See Note 1 for a description of the Company's accounting policies for derivatives and Note 7 for information about the fair value hierarchy for derivatives.

Derivative Strategies

  The Company is exposed to various risks relating to its ongoing business operations, including interest rate, foreign currency exchange rate, credit and equity market. The Company uses a variety of strategies to manage these risks, including the use of derivatives.

  Derivatives are financial instruments whose values are derived from interest rates, foreign currency exchange rates, credit spreads and/or other financial indices. Derivatives may be exchange-traded or contracted in the over-the-counter ("OTC") market. Certain of the Company's OTC derivatives may be cleared and settled through central clearing counterparties ("OTC-cleared"), while others are bilateral contracts between two counterparties ("OTC-bilateral"). The Company primarily uses interest rate and foreign currency swaps.

 Interest Rate Derivatives

   Interest rate swaps are used by the Company primarily to reduce market risks from changes in interest rates and to alter interest rate exposure arising from mismatches between assets and liabilities (duration mismatches). In an interest rate swap, the Company agrees with another party to exchange, at specified intervals, the difference between fixed rate and floating rate interest amounts as calculated by reference to an agreed notional amount. The Company utilizes interest rate swaps in non-qualifying hedging relationships.

                   First MetLife Investors Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

               Notes to the Financial Statements -- (Continued)

6. Derivatives (continued)


 Foreign Currency Exchange Rate Derivatives

   The Company uses foreign currency swaps to reduce the risk from fluctuations in foreign currency exchange rates associated with its assets denominated in foreign currencies.

   In a foreign currency swap transaction, the Company agrees with another party to exchange, at specified intervals, the difference between one currency and another at a fixed exchange rate, generally set at inception, calculated by reference to an agreed upon notional amount. The notional amount of each currency is exchanged at the inception and termination of the currency swap by each party. The Company utilizes foreign currency swaps in cash flow and non-qualifying hedging relationships.

Primary Risks Managed by Derivatives

  The following table presents the gross notional amount, estimated fair value and primary underlying risk exposure of the Company's derivatives, excluding embedded derivatives, held at:

                                                                                    December 31,
                                                            -------------------------------------------------------------
                                                                         2013                            2012
                                                            ------------------------------  ------------------------------
                                                                       Estimated Fair Value           Estimated Fair Value
                                                                       -------------------            --------------------
                                                             Notional                       Notional
                          Primary Underlying Risk Exposure    Amount   Assets   Liabilities  Amount    Assets  Liabilities
                          --------------------------------  ---------- -------  ----------- --------- ------- ------------
                                                                                   (In thousands)
Derivatives Designated as Hedging Instruments
Cash flow hedges:
  Foreign currency swaps. Foreign currency exchange rate... $    5,513 $    --  $      886  $   3,963 $    --   $    119
                                                            ---------- -------  ----------  --------- -------   --------
   Total qualifying hedges..............................         5,513      --         886      3,963      --        119
                                                            ---------- -------  ----------  --------- -------   --------
Derivatives Not Designated or Not Qualifying as Hedging Instruments
Foreign currency swaps... Foreign currency exchange rate...     15,370      --       1,955     10,119      --        503
                                                            ---------- -------  ----------  --------- -------   --------
  Total non-designated or non-qualifying derivatives.....       15,370      --       1,955     10,119      --        503
                                                            ---------- -------  ----------  --------- -------   --------
   Total................................................    $   20,883 $    --  $    2,841  $  14,082 $    --   $    622
                                                            ========== =======  ==========  ========= =======   ========

  Based on notional amounts, a substantial portion of the Company's derivatives were not designated or did not qualify as part of a hedging relationship at both December 31, 2013 and 2012. The Company's use of derivatives includes
(i) derivatives that serve as macro hedges of the Company's exposure to various risks and that generally do not qualify for hedge accounting due to the criteria required under the portfolio hedging rules; and (ii) derivatives that economically hedge insurance liabilities that contain mortality or morbidity risk and that generally do not qualify for hedge accounting because the lack of these risks in the derivatives cannot support an expectation of a highly effective hedging relationship. For these non-qualified derivatives, changes in market factors can lead to the recognition of fair value changes in the statement of operations without an offsetting gain or loss recognized in earnings for the item being hedged.

                   First MetLife Investors Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

               Notes to the Financial Statements -- (Continued)

6. Derivatives (continued)


Net Derivative Gains (Losses)

  The components of net derivative gains (losses) were as follows:

                                                Years Ended December 31,
                                        ----------------------------------------
                                             2013           2012        2011
                                        --------------- ------------ -----------
                                                     (In thousands)
Derivatives and hedging gains (losses). $       (9,734) $      (391) $        --
Embedded derivatives...................       (155,332)      125,748      99,265
                                        --------------- ------------ -----------
 Total net derivative gains (losses)... $     (165,066) $    125,357 $    99,265
                                        =============== ============ ===========

--------

  The Company recognized $95 thousand and $51 thousand in net investment income from settlement payments related to qualifying hedges and $827 thousand and $6 thousand in net derivative gains (losses) from settlement payments related to non-qualifying hedges for the years ended December 31, 2013 and 2012, respectively. The Company had no settlement payments related to derivatives for the year ended December 31, 2011.

Non-Qualifying Derivatives and Derivatives for Purposes Other Than Hedging

  The following table presents the amount and location of gains (losses) recognized in income for derivatives that were not designated or qualifying as hedging instruments:

                                                       Net Derivative
                                                       Gains (Losses)
                                                       --------------
                                                       (In thousands)
          Year Ended December 31, 2013:
           Interest rate derivatives.................. $      (9,190)
           Foreign currency exchange rate derivatives.        (1,551)
                                                       --------------
             Total.................................... $     (10,741)
                                                       ==============
          Year Ended December 31, 2012:
           Interest rate derivatives.................. $           --
           Foreign currency exchange rate derivatives.          (397)
                                                       --------------
             Total.................................... $        (397)
                                                       ==============
          Year Ended December 31, 2011:
           Interest rate derivatives.................. $           --
           Foreign currency exchange rate derivatives.             --
                                                       --------------
             Total.................................... $           --
                                                       ==============

Cash Flow Hedges

  The Company designates and accounts for foreign currency swaps to hedge the foreign currency cash flow exposure of foreign currency denominated assets, as cash flow hedges, when they have met the requirements of cash flow hedging.

                   First MetLife Investors Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

               Notes to the Financial Statements -- (Continued)

6. Derivatives (continued)


  In certain instances, the Company discontinues cash flow hedge accounting when the forecasted transactions are no longer probable of occurring. When such forecasted transactions are not probable of occurring within two months of the anticipated date, the Company reclassifies certain amounts from AOCI into net derivative gains (losses). For both years ended December 31, 2013 and 2012, there were no amounts reclassified into net derivative gains (losses) related to discontinued cash flow hedges. For the year ended December 31, 2011 the Company had no cash flow hedges.

  There were no hedged forecasted transactions, other than the receipt or payment of variable interest payments, for both years ended December 31, 2013 and 2012.

  At December 31, 2013 and 2012, the balance in AOCI associated with foreign currency swaps designated and qualifying as cash flow hedges was ($849) thousand and ($53) thousand, respectively.

  For the years ended December 31, 2013 and 2012, ($796) thousand and ($53) thousand of gains (losses), respectively, was deferred in AOCI related to foreign currency swaps. For the year ended December 31, 2013, the amount the Company recognized in net derivative gains (losses) representing the ineffective portion of all cash flow hedges was not significant. For the year ended December 31, 2012, the Company did not recognize any net derivative gains (losses) which represented the ineffective portion of all cash flow hedges.

  At December 31, 2013, ($121) thousand of deferred net gains (losses) on derivatives in AOCI were expected to be reclassified to earnings within the next 12 months.

  All components of each derivative's gain or loss were included in the assessment of hedge effectiveness.

Credit Risk on Freestanding Derivatives

  The Company may be exposed to credit-related losses in the event of nonperformance by counterparties to derivatives. Generally, the current credit exposure of the Company's derivatives is limited to the net positive estimated fair value of derivatives at the reporting date after taking into consideration the existence of master netting or similar agreements and any collateral received pursuant to such agreements.

  The Company manages its credit risk related to derivatives by entering into transactions with creditworthy counterparties and establishing and monitoring exposure limits. The Company's OTC-bilateral derivative transactions are generally governed by International Swaps and Derivatives Association, Inc. ("ISDA") Master Agreements which provide for legally enforceable set-off and close-out netting of exposures to specific counterparties in the event of early termination of a transaction, which includes, but is not limited to, events of default and bankruptcy. In the event of an early termination, the Company is permitted to set off receivables from the counterparty against payables to the same counterparty arising out of all included transactions. Substantially all of the Company's ISDA Master Agreements also include Credit Support Annex provisions which require both the pledging and accepting of collateral in connection with its OTC-bilateral derivatives.

  See Note 7 for a description of the impact of credit risk on the valuation of derivatives.

                   First MetLife Investors Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

               Notes to the Financial Statements -- (Continued)

6. Derivatives (continued)


  The estimated fair value of the Company's net derivative assets and net derivative liabilities after the application of master netting agreements and collateral was as follows at:

                                                                   December 31, 2013   December 31, 2012
Derivatives Subject to a Master Netting Arrangement or a Similar  ------------------- -------------------
Arrangement                                                       Assets  Liabilities Assets  Liabilities
----------------------------------------------------------------  ------- ----------- ------- -----------
                                                                              (In thousands)
 Gross estimated fair value of derivatives:
  OTC-bilateral (1).............................................. $    -- $    2,832  $    --  $    615
                                                                  ------- ----------  -------  --------
    Total gross estimated fair value of derivatives (1)..........      --      2,832       --       615
 Amounts offset in the balance sheets............................      --         --       --        --
                                                                  ------- ----------  -------  --------
 Estimated fair value of derivatives presented in the balance
   sheets (1)....................................................      --      2,832       --       615
 Gross amounts not offset in the balance sheets:
 Gross estimated fair value of derivatives: (2)
  OTC-bilateral..................................................      --         --       --        --
 Cash collateral: (3)
  OTC-bilateral..................................................      --         --       --        --
 Securities collateral: (4)
  OTC-bilateral..................................................      --    (1,534)       --        --
                                                                  ------- ----------  -------  --------
 Net amount after application of master netting agreements
   and collateral................................................ $    -- $    1,298  $    --  $    615
                                                                  ======= ==========  =======  ========

--------

(1)At both December 31, 2013 and 2012, there were no derivatives assets included in income or expense accruals reported in accrued investment income or in other liabilities. At December 31, 2013 and 2012, derivative liabilities included income or expense accruals reported in accrued investment income or in other liabilities of $9 thousand and $7 thousand, respectively.

(2)Estimated fair value of derivatives is limited to the amount that is subject to set-off and includes income or expense accruals.

(3)Cash collateral received is included in cash and cash equivalents or in short-term investments, and the obligation to return it is included in payables for collateral under securities loaned and other transactions in the balance sheets. At both December 31, 2013 and 2012, the Company did not receive or provide any cash collateral.

(4)Securities collateral received by the Company is held in separate custodial accounts and is not recorded on the balance sheets. Subject to certain constraints, the Company is permitted by contract to sell or repledge this collateral, but at December 31, 2013 none of the collateral had been sold or repledged. Securities collateral pledged by the Company is reported in fixed maturity securities in the balance sheets. Subject to certain constraints, the counterparties are permitted by contract to sell or repledge this collateral. The amount of securities collateral offset in the table above is limited to the net estimated fair value of derivatives after application of netting agreements and cash collateral. At both December 31, 2013 and 2012, the Company did not receive or provide excess securities collateral.

                   First MetLife Investors Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

               Notes to the Financial Statements -- (Continued)

6. Derivatives (continued)


  The Company's collateral arrangements for its OTC-bilateral derivatives generally require the counterparty in a net liability position, after considering the effect of netting agreements, to pledge collateral when the fair value of that counterparty's derivatives reaches a pre-determined threshold. Certain of these arrangements also include financial strength-contingent provisions that provide for a reduction of these thresholds (on a sliding scale that converges toward zero) in the event of downgrades in the financial strength ratings of the Company and/or the credit ratings of the counterparty. In addition, certain of the Company's netting agreements for derivatives contain provisions that require both the Company and the counterparty to maintain a specific investment grade financial strength or credit rating from each of Moody's Investors Service and S&P. If a party's financial strength or credit ratings were to fall below that specific investment grade financial strength or credit rating, that party would be in violation of these provisions, and the other party to the derivatives could terminate the transactions and demand immediate settlement and payment based on such party's reasonable valuation of the derivatives.

  The following table presents the estimated fair value of the Company's OTC-bilateral derivatives that are in a net liability position after considering the effect of netting agreements, together with the estimated fair value and balance sheet location of the collateral pledged. The table also presents the incremental collateral that the Company would be required to provide if there was a one notch downgrade in the Company's financial strength rating at the reporting date or if the Company's financial strength rating sustained a downgrade to a level that triggered full overnight collateralization or termination of the derivative position at the reporting date. OTC-bilateral derivatives that are not subject to collateral agreements are excluded from this table.

                                               Estimated
                                             Fair Value of
                                          Collateral Provided: Fair Value of Incremental Collateral Provided Upon:
                                          -------------------- ---------------------------------------------------
                                                                                          Downgrade in the
                                                                                    Company's Financial Strength
                                                                   One Notch           Rating to a Level that
                         Estimated                                Downgrade in        Triggers Full Overnight
                       Fair Value of                             the Company's          Collateralization or
                     Derivatives in Net      Fixed Maturity    Financial Strength        Termination of the
                   Liability Position (1)      Securities            Rating             Derivative Position
-                  ---------------------- -------------------- ------------------   ----------------------------
                                                         (In thousands)
December 31, 2013          $        2,832       $        1,534      $          --                   $         --
December 31, 2012          $          615       $           --      $          --                   $        615

--------

(1)After taking into consideration the existence of netting agreements.

Embedded Derivatives

  The Company issues certain products that contain embedded derivatives that are required to be separated from their host contracts and accounted for as freestanding derivatives. These host contracts principally include: variable annuities with guaranteed minimum benefits, including GMWBs, GMABs and certain GMIBs; and affiliated ceded reinsurance of guaranteed minimum benefits related to GMWBs, GMABs and certain GMIBs.

                   First MetLife Investors Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

               Notes to the Financial Statements -- (Continued)

6. Derivatives (continued)


  The following table presents the estimated fair value and balance sheet location of the Company's embedded derivatives that have been separated from their host contracts at:

                                                                                          December 31,
                                                                                    ------------------------
                                                 Balance Sheet Location                 2013        2012
                                       -------------------------------------------- ------------ -----------
                                                                                         (In thousands)
Net embedded derivatives within asset
  host contracts:
 Ceded guaranteed minimum
   benefits........................... Premiums, reinsurance and other receivables  $     84,550 $   318,118
Net embedded derivatives within
  liability host contracts:
 Direct guaranteed minimum
   benefits........................... PABs                                         $  (106,381) $  (19,214)

  The following table presents changes in estimated fair value related to embedded derivatives:

                                               Years Ended December 31,
                                           ---------------------------------
                                               2013        2012      2011
                                           ------------ ---------- ---------
                                                    (In thousands)
   Net derivative gains (losses) (1), (2). $  (155,332) $  125,748 $  99,265

--------
(1)The valuation of direct guaranteed minimum benefits includes a nonperformance risk adjustment. The amounts included in net derivative gains (losses), in connection with this adjustment, were ($1.4) million, ($3.7) million and $4.9 million for the years ended December 31, 2013, 2012 and 2011, respectively. In addition, the valuation of ceded guaranteed minimum benefits includes a nonperformance risk adjustment. The amounts included in net derivative gains (losses), in connection with this adjustment, were $10.3 million, $8.2 million and ($17.0) million for the years ended
   December 31, 2013, 2012 and 2011, respectively.

(2)See Note 4 for discussion of affiliated net derivative gains (losses) included in the table above.

7.  Fair Value

  When developing estimated fair values, the Company considers three broad valuation techniques: (i) the market approach, (ii) the income approach, and
(iii) the cost approach. The Company determines the most appropriate valuation technique to use, given what is being measured and the availability of sufficient inputs, giving priority to observable inputs. The Company categorizes its assets and liabilities measured at estimated fair value into a three-level hierarchy, based on the significant input with the lowest level in its valuation. The input levels are as follows:

                Level 1  Unadjusted quoted prices in active
                         markets for identical assets or
                         liabilities. The Company defines
                         active markets based on average
                         trading volume for equity securities.
                         The size of the bid/ask spread is
                         used as an indicator of market
                         activity for fixed maturity
                         securities.

                   First MetLife Investors Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

               Notes to the Financial Statements -- (Continued)

7. Fair Value (continued)

                Level 2 Quoted prices in markets that are not active or inputs that are observable either directly or indirectly. These inputs can include quoted prices for similar assets or liabilities other than quoted prices in Level 1, quoted prices in markets that are not active, or other significant inputs that are observable or can be derived principally from or corroborated by observable market data for substantially the full term of the assets or liabilities.

                Level 3  Unobservable inputs that are
                         supported by little or no market
                         activity and are significant to the
                         determination of estimated fair value
                         of the assets or liabilities.
                         Unobservable inputs reflect the
                         reporting entity's own assumptions
                         about the assumptions that market
                         participants would use in pricing the
                         asset or liability.

  Financial markets are susceptible to severe events evidenced by rapid depreciation in asset values accompanied by a reduction in asset liquidity. The Company's ability to sell securities, or the price ultimately realized for these securities, depends upon the demand and liquidity in the market and increases the use of judgment in determining the estimated fair value of certain securities.

  Considerable judgment is often required in interpreting market data to develop estimates of fair value, and the use of different assumptions or valuation methodologies may have a material effect on the estimated fair value amounts.

                   First MetLife Investors Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

               Notes to the Financial Statements -- (Continued)

7. Fair Value (continued)


Recurring Fair Value Measurements

  The assets and liabilities measured at estimated fair value on a recurring basis and their corresponding placement in the fair value hierarchy are presented below.

                                                              December 31, 2013
                                            -----------------------------------------------------
                                                    Fair Value Hierarchy
                                            -------------------------------------
                                                                                  Total Estimated
                                             Level 1      Level 2      Level 3      Fair Value
                                            ---------- ------------- ------------ ---------------
                                                               (In thousands)
Assets
Fixed maturity securities:
 U.S. corporate............................ $       -- $     301,011 $     10,050  $     311,061
 Foreign corporate.........................         --       105,508       13,524        119,032
 U.S. Treasury and agency..................     76,611        35,542           --        112,153
 CMBS......................................         --        55,383        7,107         62,490
 RMBS......................................         --        45,193           --         45,193
 State and political subdivision...........         --        33,765           --         33,765
 Foreign government........................         --         7,710           --          7,710
 ABS.......................................         --         5,100           --          5,100
                                            ---------- ------------- ------------  -------------
   Total fixed maturity securities.........     76,611       589,212       30,681        696,504
                                            ---------- ------------- ------------  -------------
Short-term investments.....................         --        20,095           --         20,095
Net embedded derivatives within asset host
  contracts (1)............................         --            --       84,550         84,550
Separate account assets (2)................         --     5,326,276           --      5,326,276
                                            ---------- ------------- ------------  -------------
       Total assets........................ $   76,611 $   5,935,583 $    115,231  $   6,127,425
                                            ========== ============= ============  =============
Liabilities
Derivative liabilities: (3)
 Foreign currency exchange rate............ $       -- $       2,841 $         --  $       2,841
                                            ---------- ------------- ------------  -------------
   Total derivative liabilities............         --         2,841           --          2,841
                                            ---------- ------------- ------------  -------------
Net embedded derivatives within liability
  host contracts (1).......................         --            --    (106,381)      (106,381)
                                            ---------- ------------- ------------  -------------
       Total liabilities................... $       -- $       2,841 $  (106,381)  $   (103,540)
                                            ========== ============= ============  =============

                   First MetLife Investors Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

               Notes to the Financial Statements -- (Continued)

7. Fair Value (continued)


                                                             December 31, 2012
                                            ----------------------------------------------------
                                                    Fair Value Hierarchy
                                            ------------------------------------
                                                                                 Total Estimated
                                             Level 1      Level 2      Level 3     Fair Value
                                            ---------- ------------- ----------- ---------------
                                                               (In thousands)
Assets
Fixed maturity securities:
 U.S. corporate............................ $       -- $     310,088 $    31,821  $     341,909
 Foreign corporate.........................         --       109,035      13,004        122,039
 U.S. Treasury and agency..................     55,511        17,861          --         73,372
 CMBS......................................         --        41,693      12,210         53,903
 RMBS......................................         --        65,862          --         65,862
 State and political subdivision...........         --        36,468          --         36,468
 Foreign government........................         --         7,269          --          7,269
 ABS.......................................         --         5,815       4,002          9,817
                                            ---------- ------------- -----------  -------------
   Total fixed maturity securities.........     55,511       594,091      61,037        710,639
                                            ---------- ------------- -----------  -------------
Short-term investments.....................     26,388            --          --         26,388
Net embedded derivatives within asset host
  contracts (1)............................         --            --     318,118        318,118
Separate account assets (2)................         --     4,667,174          --      4,667,174
                                            ---------- ------------- -----------  -------------
       Total assets........................ $   81,899 $   5,261,265 $   379,155  $   5,722,319
                                            ========== ============= ===========  =============
Liabilities
Derivative liabilities: (3)
 Foreign currency exchange rate............ $       -- $         622 $        --  $         622
                                            ---------- ------------- -----------  -------------
   Total derivative liabilities............         --           622          --            622
                                            ---------- ------------- -----------  -------------
Net embedded derivatives within liability
  host contracts (1).......................         --            --    (19,214)       (19,214)
                                            ---------- ------------- -----------  -------------
        Total liabilities.................. $       -- $         622 $  (19,214)  $    (18,592)
                                            ========== ============= ===========  =============

--------

(1)Net embedded derivatives within asset host contracts are presented within premiums, reinsurance and other receivables in the balance sheets. Net embedded derivatives within liability host contracts are presented within PABs in the balance sheets.

(2)Investment performance related to separate account assets is fully offset by corresponding amounts credited to contractholders whose liability is reflected within separate account liabilities. Separate account liabilities are set equal to the estimated fair value of separate account assets.

(3)Derivative liabilities are presented within other liabilities in the balance sheets. The amounts are presented gross in the tables above to reflect the presentation in the balance sheets.

                   First MetLife Investors Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

               Notes to the Financial Statements -- (Continued)

7. Fair Value (continued)


  The following describes the valuation methodologies used to measure assets and liabilities at fair value. The description includes the valuation techniques and key inputs for each category of assets or liabilities that are classified within Level 2 and Level 3 of the fair value hierarchy.

 Investments

  Valuation Controls and Procedures

    On behalf of the Company and MetLife, Inc.'s Chief Investment Officer and Chief Financial Officer, a pricing and valuation committee that is independent of the trading and investing functions and comprised of senior management, provides oversight of control systems and valuation policies for securities, mortgage loans and derivatives. On a quarterly basis, this committee reviews and approves new transaction types and markets, ensures that observable market prices and market-based parameters are used for valuation, wherever possible, and determines that judgmental valuation adjustments, when applied, are based upon established policies and are applied consistently over time. This committee also provides oversight of the selection of independent third party pricing providers and the controls and procedures to evaluate third party pricing. Periodically, the Chief Accounting Officer reports to the Audit Committee of MetLife Inc.'s Board of Directors regarding compliance with fair value accounting standards.

    The Company reviews its valuation methodologies on an ongoing basis and revises those methodologies when necessary based on changing market conditions. Assurance is gained on the overall reasonableness and consistent application of input assumptions, valuation methodologies and compliance with fair value accounting standards through controls designed to ensure valuations represent an exit price. Several controls are utilized, including certain monthly controls, which include, but are not limited to, analysis of portfolio returns to corresponding benchmark returns, comparing a sample of executed prices of securities sold to the fair value estimates, comparing fair value estimates to management's knowledge of the current market, reviewing the bid/ask spreads to assess activity, comparing prices from multiple independent pricing services and ongoing due diligence to confirm that independent pricing services use market-based parameters. The process includes a determination of the observability of inputs used in estimated fair values received from independent pricing services or brokers by assessing whether these inputs can be corroborated by observable market data. The Company ensures that prices received from independent brokers, also referred to herein as "consensus pricing," represent a reasonable estimate of fair value by considering such pricing relative to the Company's knowledge of the current market dynamics and current pricing for similar financial instruments. While independent non-binding broker quotations are utilized, they are not used for a significant portion of the portfolio. For example, fixed maturity securities priced using independent non-binding broker quotations represent less than 1% of the total estimated fair value of fixed maturity securities and 7% of the total estimated fair value of Level 3 fixed maturity securities.

    The Company also applies a formal process to challenge any prices received from independent pricing services that are not considered representative of estimated fair value. If prices received from independent pricing services are not considered reflective of market activity or representative of estimated fair value, independent non-binding broker quotations are obtained, or an internally developed valuation is prepared. Internally developed valuations of current estimated fair value, which reflect internal estimates of liquidity and nonperformance risks, compared with pricing received from the independent pricing services, did not produce material differences in the estimated fair values for the majority of the portfolio; accordingly, overrides were

                   First MetLife Investors Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

               Notes to the Financial Statements -- (Continued)

7. Fair Value (continued)

  not material. This is, in part, because internal estimates of liquidity and nonperformance risks are generally based on available market evidence and estimates used by other market participants. In the absence of such market-based evidence, management's best estimate is used.

  Securities and Short-term Investments

    When available, the estimated fair value of these financial instruments is based on quoted prices in active markets that are readily and regularly obtainable. Generally, these are the most liquid of the Company's securities holdings and valuation of these securities does not involve management's judgment.

    When quoted prices in active markets are not available, the determination of estimated fair value is based on market standard valuation methodologies, giving priority to observable inputs. The significant inputs to the market standard valuation methodologies for certain types of securities with reasonable levels of price transparency are inputs that are observable in the market or can be derived principally from, or corroborated by, observable market data. When observable inputs are not available, the market standard valuation methodologies rely on inputs that are significant to the estimated fair value that are not observable in the market or cannot be derived principally from, or corroborated by, observable market data. These unobservable inputs can be based in large part on management's judgment or estimation and cannot be supported by reference to market activity. Even though these inputs are unobservable, management believes they are consistent with what other market participants would use when pricing such securities and are considered appropriate given the circumstances.

  Level 2 Valuation Techniques and Key Inputs:

    This level includes securities priced principally by independent pricing services using observable inputs. Short-term investments within this level are of a similar nature and class to the Level 2 fixed maturity securities.

   U.S. corporate and foreign corporate securities

     These securities are principally valued using the market and income approaches. Valuations are based primarily on quoted prices in markets that are not active, or using matrix pricing or other similar techniques that use standard market observable inputs such as benchmark yields, spreads off benchmark yields, new issuances, issuer rating, duration, and trades of identical or comparable securities. Privately-placed securities are valued using matrix pricing methodologies using standard market observable inputs, and inputs derived from, or corroborated by, market observable data including market yield curve, duration, call provisions, observable prices and spreads for similar publicly traded or privately traded issues that incorporate the credit quality and industry sector of the issuer, and in certain cases, delta spread adjustments to reflect specific credit-related issues.

   U.S. Treasury and agency securities

     These securities are principally valued using the market approach. Valuations are based primarily on quoted prices in markets that are not active, or using matrix pricing or other similar techniques using standard market observable inputs such as a benchmark U.S. Treasury yield curve, the spread off the U.S. Treasury yield curve for the identical security and comparable securities that are actively traded.

                   First MetLife Investors Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

               Notes to the Financial Statements -- (Continued)

7. Fair Value (continued)


   Structured securities comprised of CMBS, RMBS and ABS

     These securities are principally valued using the market and income approaches. Valuations are based primarily on matrix pricing, discounted cash flow methodologies or other similar techniques using standard market inputs, including spreads for actively traded securities, spreads off benchmark yields, expected prepayment speeds and volumes, current and forecasted loss severity, rating, weighted average coupon, weighted average maturity, average delinquency rates, geographic region, debt-service coverage ratios and issuance-specific information, including, but not limited to: collateral type, payment terms of the underlying assets, payment priority within the tranche, structure of the security, deal performance and vintage of loans.

   State and political subdivision and foreign government securities

     These securities are principally valued using the market approach. Valuations are based primarily on matrix pricing or other similar techniques using standard market observable inputs, including a benchmark U.S. Treasury yield or other yields, issuer ratings, broker-dealer quotes, issuer spreads and reported trades of similar securities, including those within the same sub-sector or with a similar maturity or credit rating.

  Level 3 Valuation Techniques and Key Inputs:

    In general, securities classified within Level 3 use many of the same valuation techniques and inputs as described previously for Level 2. However, if key inputs are unobservable, or if the investments are less liquid and there is very limited trading activity, the investments are generally classified as Level 3. The use of independent non-binding broker quotations to value investments generally indicates there is a lack of liquidity or a lack of transparency in the process to develop the valuation estimates, generally causing these investments to be classified in Level 3.

   U.S. corporate and foreign corporate securities

     These securities are principally valued using the market approach. Valuations are based primarily on matrix pricing or other similar techniques that utilize unobservable inputs or inputs that cannot be derived principally from, or corroborated by, observable market data, including illiquidity premium, delta spread adjustments to reflect specific credit-related issues, credit spreads; and inputs including quoted prices for identical or similar securities that are less liquid and based on lower levels of trading activity than securities classified in Level 2. Certain valuations are based on independent non-binding broker quotations.

   Structured securities comprised of CMBS and ABS

     These securities are principally valued using the market and income approaches. Valuations are based primarily on matrix pricing, discounted cash flow methodologies or other similar techniques that utilize inputs that are unobservable or cannot be derived principally from, or corroborated by, observable market data, including credit spreads. Below investment grade securities included in this level are valued based on inputs including quoted prices for identical or similar securities that are less liquid and based on lower levels of trading activity than securities classified in Level 2. Certain of these valuations are based on independent non-binding broker quotations.

                   First MetLife Investors Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

               Notes to the Financial Statements -- (Continued)

7. Fair Value (continued)


Separate Account Assets

  Separate account assets are carried at estimated fair value and reported as a summarized total on the balance sheets. The estimated fair value of separate account assets is based on the estimated fair value of the underlying assets. Separate account assets within the Company's separate accounts consist of mutual funds.

Level 2 Valuation Techniques and Key Inputs:

  These assets are comprised of certain mutual funds without readily determinable fair values as prices are not published publicly. Valuation of the mutual funds is based upon quoted prices or reported NAV provided by the fund managers.

 Derivatives

   The estimated fair value of derivatives is determined through the use of quoted market prices for exchange-traded derivatives or through the use of pricing models for OTC-bilateral and OTC-cleared derivatives. The determination of estimated fair value, when quoted market values are not available, is based on market standard valuation methodologies and inputs that management believes are consistent with what other market participants would use when pricing such instruments. Derivative valuations can be affected by changes in interest rates, foreign currency exchange rates, financial indices, credit spreads, default risk, nonperformance risk, volatility, liquidity and changes in estimates and assumptions used in the pricing models. The valuation controls and procedures for derivatives are described in "-- Investments."

   The significant inputs to the pricing models for most OTC-bilateral and OTC-cleared derivatives are inputs that are observable in the market or can be derived principally from, or corroborated by, observable market data. Significant inputs that are observable generally include: interest rates, foreign currency exchange rates, interest rate curves, credit curves and volatility. However, certain OTC-bilateral and OTC-cleared derivatives may rely on inputs that are significant to the estimated fair value that are not observable in the market or cannot be derived principally from, or corroborated by, observable market data. Significant inputs that are unobservable generally include references to emerging market currencies and inputs that are outside the observable portion of the interest rate curve, credit curve, volatility or other relevant market measure. These unobservable inputs may involve significant management judgment or estimation. Even though unobservable, these inputs are based on assumptions deemed appropriate given the circumstances and management believes they are consistent with what other market participants would use when pricing such instruments.

   Most inputs for OTC-bilateral and OTC-cleared derivatives are mid-market inputs but, in certain cases, liquidity adjustments are made when they are deemed more representative of exit value. Market liquidity, as well as the use of different methodologies, assumptions and inputs, may have a material effect on the estimated fair values of the Company's derivatives and could materially affect net income.

   The credit risk of both the counterparty and the Company are considered in determining the estimated fair value for all OTC-bilateral and OTC-cleared derivatives, and any potential credit adjustment is based on the net exposure by counterparty after taking into account the effects of netting agreements and collateral arrangements. The Company values its OTC-bilateral and OTC-cleared derivatives using standard swap curves which may include a spread to the risk free rate, depending upon specific collateral arrangements. This credit

                   First MetLife Investors Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

               Notes to the Financial Statements -- (Continued)

7. Fair Value (continued)

 spread is appropriate for those parties that execute trades at pricing levels consistent with similar collateral arrangements. As the Company and its significant derivative counterparties generally execute trades at such pricing levels and hold sufficient collateral, additional credit risk adjustments are not currently required in the valuation process. The Company's ability to consistently execute at such pricing levels is in part due to the netting agreements and collateral arrangements that are in place with all of its significant derivative counterparties. An evaluation of the requirement to make additional credit risk adjustments is performed by the Company each reporting period.

  Freestanding Derivatives

  Level 2 Valuation Techniques and Key Inputs:

    This level includes all types of derivatives utilized by the Company. These derivatives are principally valued using the income approach.

   Foreign currency exchange rate

     Non-option-based. Valuations are based on present value techniques, which utilize significant inputs that may include the swap yield curve, basis curves, currency spot rates and cross currency basis curves.

 Embedded Derivatives

   Embedded derivatives principally include certain direct variable annuity guarantees and certain affiliated ceded reinsurance agreements related to such variable annuity guarantees. Embedded derivatives are recorded at estimated fair value with changes in estimated fair value reported in net income.

   The Company issues certain variable annuity products with guaranteed minimum benefits. GMWBs, GMABs and certain GMIBs contain embedded derivatives, which are measured at estimated fair value separately from the host variable annuity contract, with changes in estimated fair value reported in net derivative gains (losses). These embedded derivatives are classified within PABs in the balance sheets.

   The fair value of these embedded derivatives, estimated as the present value of projected future benefits minus the present value of projected future fees using actuarial and capital market assumptions including expectations concerning policyholder behavior, is calculated by the Company's actuarial department. The calculation is based on in-force business, and is performed using standard actuarial valuation software which projects future cash flows from the embedded derivative over multiple risk neutral stochastic scenarios using observable risk free rates.

   Capital market assumptions, such as risk free rates and implied volatilities, are based on market prices for publicly traded instruments to the extent that prices for such instruments are observable. Implied volatilities beyond the observable period are extrapolated based on observable implied volatilities and historical volatilities. Actuarial assumptions, including mortality, lapse, withdrawal and utilization, are unobservable and are reviewed at least annually based on actuarial studies of historical experience.

   The valuation of these guarantee liabilities includes nonperformance risk adjustments and adjustments for a risk margin related to non-capital market inputs. The nonperformance adjustment is determined by taking into

                   First MetLife Investors Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

               Notes to the Financial Statements -- (Continued)

7. Fair Value (continued)

 consideration publicly available information relating to spreads in the secondary market for MetLife's debt, including related credit default swaps. These observable spreads are then adjusted, as necessary, to reflect the priority of these liabilities and the claims paying ability of the issuing insurance subsidiaries compared to MetLife.

   Risk margins are established to capture the non-capital market risks of the instrument which represent the additional compensation a market participant would require to assume the risks related to the uncertainties of such actuarial assumptions as annuitization, premium persistency, partial withdrawal and surrenders. The establishment of risk margins requires the use of significant management judgment, including assumptions of the amount and cost of capital needed to cover the guarantees. These guarantees may be more costly than expected in volatile or declining equity markets. Market conditions including, but not limited to, changes in interest rates, equity indices, market volatility and foreign currency exchange rates; changes in nonperformance risk; and variations in actuarial assumptions regarding policyholder behavior, mortality and risk margins related to non-capital market inputs, may result in significant fluctuations in the estimated fair value of the guarantees that could materially affect net income.

   The Company ceded, to an affiliated reinsurance company, the risk associated with certain of the GMIBs, GMABs and GMWBs described above. These reinsurance agreements contain embedded derivatives and are included within premiums, reinsurance and other receivables in the balance sheets with changes in estimated fair value reported in net derivative gains (losses). The value of the embedded derivatives on the ceded risk is determined using a methodology consistent with that described previously for the guarantees directly written by the Company with the exception of the input for nonperformance risk that reflects the credit of the reinsurer.

  Embedded Derivatives Within Asset and Liability Host Contracts

  Level 3 Valuation Techniques and Key Inputs:

   Direct guaranteed minimum benefits

     These embedded derivatives are principally valued using the income approach. Valuations are based on option pricing techniques, which utilize significant inputs that may include swap yield curve, currency exchange rates and implied volatilities. These embedded derivatives result in Level 3 classification because one or more of the significant inputs are not observable in the market or cannot be derived principally from, or corroborated by, observable market data. Significant unobservable inputs generally include: the extrapolation beyond observable limits of the swap yield curve and implied volatilities, actuarial assumptions for policyholder behavior and mortality and the potential variability in policyholder behavior and mortality, nonperformance risk and cost of capital for purposes of calculating the risk margin.

  Reinsurance ceded on certain guaranteed minimum benefits

     These embedded derivatives are principally valued using the income approach. The valuation techniques and significant market standard unobservable inputs used in their valuation are similar to those described above in "-- Direct Guaranteed Minimum Benefits" and also include counterparty credit spreads.

                   First MetLife Investors Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

               Notes to the Financial Statements -- (Continued)

7. Fair Value (continued)


 Transfers between Levels

   Overall, transfers between levels occur when there are changes in the observability of inputs and market activity. Transfers into or out of any level are assumed to occur at the beginning of the period.

  Transfers between Levels 1 and 2:

    There were no transfers between Levels 1 and 2 for assets and liabilities measured at estimated fair value and still held at December 31, 2013 and 2012.

  Transfers into or out of Level 3:

    Assets and liabilities are transferred into Level 3 when a significant input cannot be corroborated with market observable data. This occurs when market activity decreases significantly and underlying inputs cannot be observed, current prices are not available, and/or when there are significant variances in quoted prices, thereby affecting transparency. Assets and liabilities are transferred out of Level 3 when circumstances change such that a significant input can be corroborated with market observable data. This may be due to a significant increase in market activity, a specific event, or one or more significant input(s) becoming observable.

    Transfers into Level 3 for fixed maturity securities were due primarily to a lack of trading activity, decreased liquidity and credit ratings downgrades (e.g., from investment grade to below investment grade) which have resulted in decreased transparency of valuations and an increased use of independent non-binding broker quotations and unobservable inputs, such as illiquidity premiums, delta spread adjustments, or credit spreads.

    Transfers out of Level 3 for fixed maturity securities resulted primarily from increased transparency of both new issuances that, subsequent to issuance and establishment of trading activity, became priced by independent pricing services and existing issuances that, over time, the Company was able to obtain pricing from, or corroborate pricing received from, independent pricing services with observable inputs (such as observable spreads used in pricing securities) or increases in market activity and upgraded credit ratings.

                   First MetLife Investors Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

               Notes to the Financial Statements -- (Continued)

7. Fair Value (continued)


  Assets and Liabilities Measured at Fair Value Using Significant Unobservable Inputs (Level 3)

    The following table presents certain quantitative information about the significant unobservable inputs used in the fair value measurement, and the sensitivity of the estimated fair value to changes in those inputs, for the more significant asset and liability classes measured at fair value on a recurring basis using significant unobservable inputs (Level 3) at:


                                                                                                    December 31, 2013
                                                                                                --------------------------
                                         Valuation                       Significant                              Weighted
                                         Techniques                 Unobservable Inputs             Range        Average (1)
                                ----------------------------- --------------------------------- -------------    -----------
Fixed maturity securities: (3)
 U.S. corporate and foreign
  corporate....................  Matrix pricing                Delta spread adjustments (4)       (10) -     30        7
                                                               Illiquidity premium (4)             30  -     30       30
                                                               Credit spreads (4)
                                ---------------------------------------------------------------------------------------------
 CMBS..........................  Matrix pricing and            Credit spreads (4)                 215  -    215      215
                                  discounted cash flow
                                 Market pricing                Quoted prices (5)                  104  -    104      104
                                 Consensus pricing             Offered quotes (5)                 101  -    101      101
                                ---------------------------------------------------------------------------------------------
 ABS...........................  Matrix pricing and            Credit spreads (4)
                                  discounted cash flow
                                ---------------------------------------------------------------------------------------------
Embedded derivatives:
 Direct and ceded guaranteed
  minimum benefits.............  Option pricing techniques     Mortality rates:
                                                                Ages 0 - 40                         0% -   0.10%
                                                                Ages 41 - 60                     0.04% -   0.65%
                                                                Ages 61 - 115                    0.26% -    100%
                                                               Lapse rates:
                                                                Durations 1 - 10                 0.50% -    100%
                                                                Durations 11 - 20                   3% -    100%
                                                                Durations 21 - 116                  3% -    100%
                                                               Utilization rates                   20% -     50%
                                                               Withdrawal rates                  0.07% -     10%
                                                               Long-term equity volatilities    17.40% -     25%
                                                               Nonperformance risk spread        0.03% -   0.44%
                                ---------------------------------------------------------------------------------------------

                                                                                                    December 31, 2012
                                                                                                --------------------------
                                         Valuation                       Significant                              Weighted
                                         Techniques                 Unobservable Inputs             Range        Average (1)
                                ----------------------------- --------------------------------- -------------    -----------
Fixed maturity securities: (3)
 U.S. corporate and foreign
  corporate....................  Matrix pricing                Delta spread adjustments (4)        50  -     50       50
                                                               Illiquidity premium (4)             30  -     30       30
                                                               Credit spreads (4)                  23  -    421      157
                                ---------------------------------------------------------------------------------------------
 CMBS..........................  Matrix pricing and            Credit spreads (4)
                                  discounted cash flow
                                 Market pricing                Quoted prices (5)                  100  -    104      102
                                 Consensus pricing             Offered quotes (5)
                                ---------------------------------------------------------------------------------------------
 ABS...........................  Matrix pricing and            Credit spreads (4)                 100  -    100      100
                                  discounted cash flow
                                ---------------------------------------------------------------------------------------------
Embedded derivatives:
 Direct and ceded guaranteed
  minimum benefits.............  Option pricing techniques     Mortality rates:
                                                                Ages 0 - 40                         0% -   0.10%
                                                                Ages 41 - 60                     0.05% -   0.64%
                                                                Ages 61 - 115                    0.32% -    100%
                                                               Lapse rates:
                                                                Durations 1 - 10                 0.50% -    100%
                                                                Durations 11 - 20                   3% -    100%
                                                                Durations 21 - 116                  3% -    100%
                                                               Utilization rates                   20% -     50%
                                                               Withdrawal rates                  0.07% -     10%
                                                               Long-term equity volatilities    17.40% -     25%
                                                               Nonperformance risk spread        0.10% -   0.67%
                                ---------------------------------------------------------------------------------------------

                                                                                                  Impact of
                                                                                                 Increase in
                                                                                                  Input on
                                         Valuation                       Significant              Estimated
                                         Techniques                 Unobservable Inputs         Fair Value (2)
                                ----------------------------- --------------------------------- --------------
Fixed maturity securities: (3)
 U.S. corporate and foreign
  corporate....................  Matrix pricing                Delta spread adjustments (4)       Decrease
                                                               Illiquidity premium (4)            Decrease
                                                               Credit spreads (4)                 Decrease
                                -------------------------------------------------------------------------------
 CMBS..........................  Matrix pricing and            Credit spreads (4)               Decrease (6)
                                  discounted cash flow
                                 Market pricing                Quoted prices (5)                Increase (6)
                                 Consensus pricing             Offered quotes (5)               Increase (6)
                                -------------------------------------------------------------------------------
 ABS...........................  Matrix pricing and            Credit spreads (4)               Decrease (6)
                                  discounted cash flow
                                -------------------------------------------------------------------------------
Embedded derivatives:
 Direct and ceded guaranteed
  minimum benefits.............  Option pricing techniques     Mortality rates:
                                                                Ages 0 - 40                     Decrease (7)
                                                                Ages 41 - 60                    Decrease (7)
                                                                Ages 61 - 115                   Decrease (7)
                                                               Lapse rates:
                                                                Durations 1 - 10                Decrease (8)
                                                                Durations 11 - 20               Decrease (8)
                                                                Durations 21 - 116              Decrease (8)
                                                               Utilization rates                Increase (9)
                                                               Withdrawal rates                     (10)
                                                               Long-term equity volatilities    Increase (11)
                                                               Nonperformance risk spread       Decrease (12)
                                -------------------------------------------------------------------------------

--------

(1)The weighted average for fixed maturity securities is determined based on the estimated fair value of the securities.

(2)The impact of a decrease in input would have the opposite impact on the estimated fair value. For embedded derivatives, changes to direct guaranteed minimum benefits are based on liability positions and changes to ceded guaranteed minimum benefits are based on asset positions.

(3)Significant increases (decreases) in expected default rates in isolation would result in substantially lower (higher) valuations.

(4)Range and weighted average are presented in basis points.

(5)Range and weighted average are presented in accordance with the market convention for fixed maturity securities of dollars per hundred dollars of par.

(6)Changes in the assumptions used for the probability of default is accompanied by a directionally similar change in the assumption used for the loss severity and a directionally opposite change in the assumptions used for prepayment rates.

                   First MetLife Investors Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

               Notes to the Financial Statements -- (Continued)

7. Fair Value (continued)


(7)Mortality rates vary by age and by demographic characteristics such as gender. Mortality rate assumptions are based on company experience. A mortality improvement assumption is also applied. For any given contract, mortality rates vary throughout the period over which cash flows are projected for purposes of valuing the embedded derivative.

(8)Base lapse rates are adjusted at the contract level based on a comparison of the actuarially calculated guaranteed values and the current policyholder account value, as well as other factors, such as the applicability of any surrender charges. A dynamic lapse function reduces the base lapse rate when the guaranteed amount is greater than the account value as in the money contracts are less likely to lapse. Lapse rates are also generally assumed to be lower in periods when a surrender charge applies. For any given contract, lapse rates vary throughout the period over which cash flows are projected for purposes of valuing the embedded derivative.

(9)The utilization rate assumption estimates the percentage of contract holders with a GMIB or lifetime withdrawal benefit who will elect to utilize the benefit upon becoming eligible. The rates may vary by the type of guarantee, the amount by which the guaranteed amount is greater than the account value, the contract's withdrawal history and by the age of the policyholder. For any given contract, utilization rates vary throughout the period over which cash flows are projected for purposes of valuing the embedded derivative.

(10)The withdrawal rate represents the percentage of account balance that any given policyholder will elect to withdraw from the contract each year. The withdrawal rate assumption varies by age and duration of the contract, and also by other factors such as benefit type. For any given contract, withdrawal rates vary throughout the period over which cash flows are projected for purposes of valuing the embedded derivative. For GMWBs, any increase (decrease) in withdrawal rates results in an increase (decrease) in the estimated fair value of the guarantees. For GMABs and GMIBs, any increase (decrease) in withdrawal rates results in a decrease (increase) in the estimated fair value.

(11)Long-term equity volatilities represent equity volatility beyond the period for which observable equity volatilities are available. For any given contract, long-term equity volatility rates vary throughout the period over which cash flows are projected for purposes of valuing the embedded derivative.

(12)Nonperformance risk spread varies by duration and by currency. For any given contract, multiple nonperformance risk spreads will apply, depending on the duration of the cash flow being discounted for purposes of valuing the embedded derivative.

  The following is a summary of the valuation techniques and significant unobservable inputs used in the fair value measurement of assets and liabilities classified within Level 3 that are not included in the preceding table. Generally, all other classes of securities classified within Level 3 use the same valuation techniques and significant unobservable inputs as previously described for Level 3 securities. This includes matrix pricing and discounted cash flow methodologies, inputs such as quoted prices for identical or similar securities that are less liquid and based on lower levels of trading activity than securities classified in Level 2, as well as independent non-binding broker quotations. The sensitivity of the estimated fair value to changes in the significant unobservable inputs for these other assets and liabilities is similar in nature to that described in the preceding table. The valuation techniques and significant unobservable inputs used in the fair value measurement for the

                   First MetLife Investors Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

               Notes to the Financial Statements -- (Continued)

7. Fair Value (continued)

more significant assets measured at estimated fair value on a nonrecurring basis and determined using significant unobservable inputs (Level 3) are summarized in "-- Nonrecurring Fair Value Measurements."

  The following tables summarize the change of all assets and (liabilities) measured at estimated fair value on a recurring basis using significant unobservable inputs (Level 3):

                                                       Fair Value Measurements Using Significant Unobservable Inputs (Level 3)
                                                       -----------------------------------------------------------------------
                                                                 Fixed Maturity Securities:
                                                       ------------------------------------------------------
                                                          U.S.         Foreign                                 Net Embedded
                                                        Corporate     Corporate       CMBS          ABS       Derivatives (6)
                                                        -----------   -----------   -----------   ----------  ---------------
                                                                               (In thousands)
Year Ended December 31, 2013:
Balance at January 1,................................. $    31,821   $    13,004   $    12,210   $    4,002    $    337,332
Total realized/unrealized gains (losses) included in:
  Net income (loss): (1), (2)
   Net investment income..............................         (6)            --          (19)           --              --
   Net investment gains (losses)......................          --            --            --           --              --
   Net derivative gains (losses)......................          --            --            --           --       (155,332)
  OCI.................................................       (152)           520         (131)          (2)              --
Purchases (3).........................................       1,000            --            --           --              --
Sales (3).............................................     (7,533)            --            --      (4,000)              --
Issuances (3).........................................          --            --            --           --              --
Settlements (3).......................................          --            --            --           --           8,931
Transfers into Level 3 (4)............................          --            --         2,041           --              --
Transfers out of Level 3 (4)..........................    (15,080)            --       (6,994)           --              --
                                                        -----------   -----------   -----------   ----------   ------------
Balance at December 31,............................... $    10,050   $    13,524   $     7,107   $       --    $    190,931
                                                        ===========   ===========   ===========   ==========   ============
Changes in unrealized gains (losses) included in net
 income (loss): (5)
  Net investment income............................... $       (6)   $        --   $      (19)   $       --    $         --
  Net investment gains (losses)....................... $        --   $        --   $        --   $       --    $         --
  Net derivative gains (losses)....................... $        --   $        --   $        --   $       --    $  (153,241)

                   First MetLife Investors Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

               Notes to the Financial Statements -- (Continued)

7. Fair Value (continued)


                                                       Fair Value Measurements Using Significant Unobservable Inputs (Level 3)
                                                       -----------------------------------------------------------------------
                                                                 Fixed Maturity Securities:
                                                       ------------------------------------------------------
                                                          U.S.         Foreign                                 Net Embedded
                                                        Corporate     Corporate       CMBS          ABS       Derivatives (6)
                                                        -----------   -----------   -----------   ----------  ---------------
                                                                               (In thousands)
Year Ended December 31, 2012:
Balance at January 1,................................. $    12,640   $        --   $     5,216   $    3,973    $    202,742
Total realized/unrealized gains (losses) included in:
  Net income (loss): (1), (2)
   Net investment income..............................         (6)            --          (20)           --              --
   Net investment gains (losses)......................          --          (76)            --           --              --
   Net derivative gains (losses)......................          --            --            --           --         125,748
  OCI.................................................         527           132            20           29              --
Purchases (3).........................................      15,205        12,948         6,994           --              --
Sales (3).............................................     (1,527)            --            --           --              --
Issuances (3).........................................          --            --            --           --              --
Settlements (3).......................................          --            --            --           --           8,842
Transfers into Level 3 (4)............................       5,289            --            --           --              --
Transfers out of Level 3 (4)..........................       (307)            --            --           --              --
                                                        -----------   -----------   -----------   ----------   ------------
Balance at December 31,............................... $    31,821   $    13,004   $    12,210   $    4,002    $    337,332
                                                        ===========   ===========   ===========   ==========   ============
Changes in unrealized gains (losses)included in net
 income (loss): (5)
  Net investment income............................... $       (6)   $        --   $      (20)   $       --    $         --
  Net investment gains (losses)....................... $        --   $        --   $        --   $       --    $         --
  Net derivative gains (losses)....................... $        --   $        --   $        --   $       --    $    127,741

                   First MetLife Investors Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

               Notes to the Financial Statements -- (Continued)

7. Fair Value (continued)


                                                       Fair Value Measurements Using Significant Unobservable Inputs (Level 3)
                                                       --------------------------------------------------------------------
                                                                    Fixed Maturity Securities:
                                                       ----------------------------------------------------
                                                                            Foreign                             Net Embedded
                                                       U.S. Corporate      Corporate      CMBS         ABS     Derivatives (6)
                                                       --------------    ------------- ----------- ----------- ---------------
                                                                                  (In thousands)
Year Ended December 31, 2011:
Balance at January 1,................................. $      10,436     $       2,158 $        -- $     3,966  $      94,741
Total realized/unrealized gains (losses) included in:
  Net income (loss): (1), (2)
   Net investment income..............................             3                --        (13)          --             --
   Net investment gains (losses)......................            21                33          --          --             --
   Net derivative gains (losses)......................            --                --          --          --         99,265
  OCI.................................................           255                20          13           7             --
Purchases (3).........................................         4,789                --       5,216          --             --
Sales (3).............................................       (1,973)           (1,033)          --          --             --
Issuances (3).........................................            --                --          --          --             --
Settlements (3).......................................            --                --          --          --          8,736
Transfers into Level 3 (4)............................            --                --          --          --             --
Transfers out of Level 3 (4)..........................         (891)           (1,178)          --          --             --
                                                       -------------     ------------- ----------- -----------  -------------
Balance at December 31,............................... $      12,640     $          -- $     5,216 $     3,973  $     202,742
                                                       =============     ============= =========== ===========  =============
Changes in unrealized gains (losses) included in net
 income (loss): (5)
  Net investment income............................... $         (1)     $          -- $      (13) $        --  $          --
  Net investment gains (losses)....................... $          --     $          -- $        -- $        --  $          --
  Net derivative gains (losses)....................... $          --     $          -- $        -- $        --  $     100,177

--------

(1)Amortization of premium/accretion of discount is included within net investment income. Impairments charged to net income (loss) on securities are included in net investment gains (losses). Lapses associated with net embedded derivatives are included in net derivative gains (losses).

(2)Interest and dividend accruals, as well as cash interest coupons and dividends received, are excluded from the rollforward.

(3)Items purchased/issued and then sold/settled in the same period are excluded from the rollforward. Fees attributed to embedded derivatives are included in settlements.

(4)Gains and losses, in net income (loss) and OCI, are calculated assuming transfers into and/or out of Level 3 occurred at the beginning of the period. Items transferred into and then out of Level 3 in the same period are excluded from the rollforward.

(5)Changes in unrealized gains (losses) included in net income (loss) relate to assets and liabilities still held at the end of the respective periods.

(6)Embedded derivative assets and liabilities are presented net for purposes of the rollforward.

                   First MetLife Investors Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

               Notes to the Financial Statements -- (Continued)

7. Fair Value (continued)


 Nonrecurring Fair Value Measurements

   The following table presents information for assets measured at estimated fair value on a nonrecurring basis during the periods and still held at the reporting dates; that is, they are not measured at fair value on a recurring basis but are subject to fair value adjustments only in certain circumstances (for example, when there is evidence of impairment). The estimated fair values for these assets were determined using significant unobservable inputs (Level
 3).

                           At December 31,               Years Ended December 31,
                        -------------------------------- -----------------------
                         2013       2012       2011       2013     2012     2011
                          ------    ------    --------   ------  --------- ------
                        Carrying Value After Measurement     Gains (Losses)
                        -------------------------------- -----------------------
                                        (In thousands)
          Goodwill (1). $   --     $   --    $     --    $   --  $   (177) $   --

--------

(1)As discussed in Note 1, in 2012, the Company recorded an impairment of goodwill.

Fair Value of Financial Instruments Carried at Other Than Fair Value

  The following tables provide fair value information for financial instruments that are carried on the balance sheet at amounts other than fair value. These tables exclude the following financial instruments: cash and cash equivalents and accrued investment income. The estimated fair value of the excluded financial instruments, which are primarily classified in Level 2 and, to a lesser extent, in Level 1, approximates carrying value as they are short-term in nature such that the Company believes there is minimal risk of material changes in interest rates or credit quality. All remaining balance sheet amounts excluded from the table below are not considered financial instruments subject to this disclosure.

                   First MetLife Investors Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

               Notes to the Financial Statements -- (Continued)

7. Fair Value (continued)

  The carrying values and estimated fair values for such financial instruments, and their corresponding placement in the fair value hierarchy, are summarized as follows at:

                                                           December 31, 2013
                                 ----------------------------------------------------------------------
                                                         Fair Value Hierarchy
                                                ---------------------------------------
                                    Carrying                                            Total Estimated
                                     Value          Level 1      Level 2      Level 3     Fair Value
                                 -------------- ------------ ----------- -------------- ---------------
                                                             (In thousands)
Assets
Mortgage loans.................. $      115,652 $         -- $        -- $      123,812 $      123,812
Premiums, reinsurance and other
 receivables.................... $    1,067,191 $         -- $        -- $    1,152,150 $    1,152,150
Liabilities
PABs............................ $    1,380,160 $         -- $        -- $    1,477,807 $    1,477,807

                                                           December 31, 2012
                                 ----------------------------------------------------------------------
                                                         Fair Value Hierarchy
                                                ---------------------------------------
                                    Carrying                                               Estimated
                                     Value        Level 1      Level 2      Level 3       Fair Value
                                 -------------- ------------ ----------- -------------- ---------------
                                                             (In thousands)
Assets
Mortgage loans.................. $      109,498 $         -- $        -- $      119,781 $      119,781
Premiums, reinsurance and other
 receivables.................... $    1,126,374 $         -- $        -- $    1,261,076 $    1,261,076
Liabilities
PABs............................ $    1,369,023 $         -- $        -- $    1,537,461 $    1,537,461

  The methods, assumptions and significant valuation techniques and inputs used to estimate the fair value of financial instruments are summarized as follows:

 Mortgage Loans

   For mortgage loans, estimated fair value is primarily determined by estimating expected future cash flows and discounting them using current interest rates for similar mortgage loans with similar credit risk, or is determined from pricing for similar loans.

 Premiums, Reinsurance and Other Receivables

  Premiums, reinsurance and other receivables are principally comprised of certain amounts recoverable under reinsurance agreements, which the Company has determined do not transfer significant risk such that they are accounted for using the deposit method of accounting, have been classified as Level 3. The valuation is based on discounted cash flow methodologies using significant unobservable inputs. The estimated fair value is determined using interest rates determined to reflect the appropriate credit standing of the assuming counterparty.

                   First MetLife Investors Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

               Notes to the Financial Statements -- (Continued)

7. Fair Value (continued)


 PABs

   These PABs include investment contracts. Embedded derivatives on investment contracts and certain variable annuity guarantees accounted for as embedded derivatives are excluded from this caption in the preceding tables as they are separately presented in "-- Recurring Fair Value Measurements."

   The investment contracts primarily include fixed deferred annuities, fixed term payout annuities and total control accounts. The valuation of these investment contracts is based on discounted cash flow methodologies using significant unobservable inputs. The estimated fair value is determined using current market risk-free interest rates adding a spread to reflect the nonperformance risk in the liability.

8.  Equity

Statutory Equity and Income

  Each U.S. insurance company's state of domicile imposes risk-based capital ("RBC") requirements that were developed by the National Association of Insurance Commissioners ("NAIC"). Regulatory compliance is determined by a ratio of a company's total adjusted capital, calculated in the manner prescribed by the NAIC ("TAC") to its authorized control level RBC, calculated in the manner prescribed by the NAIC ("ACL RBC"). Companies below specific trigger points or ratios are classified within certain levels, each of which requires specified corrective action. The minimum level of TAC before corrective action commences is twice ACL RBC. The RBC ratio for the Company was in excess of 800% for all periods presented.

   The Company prepares statutory-basis financial statements in accordance with statutory accounting practices prescribed or permitted by the insurance department of its state of domicile. The NAIC has adopted the Codification of Statutory Accounting Principles ("Statutory Codification"). Statutory Codification is intended to standardize regulatory accounting and reporting to state insurance departments. However, statutory accounting principles continue to be established by individual state laws and permitted practices. Modifications by state insurance departments may impact the effect of Statutory Codification on the statutory capital and surplus of the Company.

   Statutory accounting principles differ from GAAP primarily by charging policy acquisition costs to expense as incurred, establishing future policy benefit liabilities using different actuarial assumptions, reporting of reinsurance agreements and valuing securities on a different basis.

   In addition, certain assets are not admitted under statutory accounting principles and are charged directly to surplus. The most significant assets not admitted by the Company are net deferred income tax assets resulting from temporary differences between statutory accounting principles basis and tax basis not expected to reverse and become recoverable within three years.

   Statutory net income (loss) of the Company, a New York domiciled insurer, was ($23.2) million, ($22.7) million and ($21.1) million for the years ended December 31, 2013, 2012 and 2011, respectively. Statutory capital and surplus was $152.3 million and $176.5 million at December 31, 2013 and 2012, respectively. All such amounts are derived from the statutory-basis financial statements as filed with the New York State Department of Financial Services.

                   First MetLife Investors Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

               Notes to the Financial Statements -- (Continued)

8. Equity (continued)


 Dividend Restrictions

  Under New York State Insurance Law, the Company is permitted, without prior insurance regulatory clearance, to pay stockholder dividends to MetLife, Inc. as long as the aggregate amount of all such dividends in any calendar year does not exceed the lesser of: (i) 10% of its surplus to policyholders as of the end of the immediately preceding calendar year or (ii) its statutory net gain from operations for the immediately preceding calendar year (excluding realized capital gains). The Company will be permitted to pay a dividend to MetLife, Inc. in excess of the lesser of such two amounts only if it files notice of its intention to declare such a dividend and the amount thereof with the New York Superintendent of Financial Services (the "Superintendent") and the Superintendent either approves the distribution of the dividend or does not disapprove the dividend within 30 days of its filing. Under New York State Insurance Law, the Superintendent has broad discretion in determining whether the financial condition of a stock life insurance company would support the payment of such dividends to its stockholders. During the years ended
December 31, 2013, 2012 and 2011, the Company did not pay dividends to MetLife, Inc. Because the Company's net gain from operations was negative, the Company cannot pay any dividends in 2014 without prior approval.

                   First MetLife Investors Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

               Notes to the Financial Statements -- (Continued)

8. Equity (continued)


Accumulated Other Comprehensive Income (Loss)

  Information regarding changes in the balances of each component of AOCI, net of income tax, was as follows:

                                                      Unrealized
                                                   Investment Gains     Unrealized
                                                   (Losses), Net of   Gains (Losses)
                                                  Related Offsets (1) on Derivatives      Total
                                                  ------------------- -------------- ---------------
                                                                    (In thousands)
Balance at December 31, 2010.....................   $        11,086   $           -- $        11,086
OCI before reclassifications.....................            27,652               --          27,652
Income tax expense (benefit).....................           (9,678)               --         (9,678)
                                                    ---------------   -------------- ---------------
 OCI before reclassifications, net of income tax.            29,060               --          29,060
Amounts reclassified from AOCI...................             2,602               --           2,602
Income tax expense (benefit).....................             (911)               --           (911)
                                                    ---------------   -------------- ---------------
 Amounts reclassified from AOCI, net of income
   tax...........................................             1,691               --           1,691
                                                    ---------------   -------------- ---------------
Balance at December 31, 2011.....................            30,751               --          30,751
OCI before reclassifications.....................            12,000             (53)          11,947
Income tax expense (benefit).....................           (4,200)               19         (4,181)
                                                    ---------------   -------------- ---------------
 OCI before reclassifications, net of income tax.            38,551             (34)          38,517
Amounts reclassified from AOCI...................           (2,167)               --         (2,167)
Income tax expense (benefit).....................               758               --             758
                                                    ---------------   -------------- ---------------
 Amounts reclassified from AOCI, net of income
   tax...........................................           (1,409)               --         (1,409)
                                                    ---------------   -------------- ---------------
Balance at December 31, 2012.....................            37,142             (34)          37,108
OCI before reclassifications.....................          (41,574)            (796)        (42,370)
Income tax expense (benefit).....................            14,551              278          14,829
                                                    ---------------   -------------- ---------------
 OCI before reclassifications, net of income tax.            10,119            (552)           9,567
Amounts reclassified from AOCI...................                --               --              --
Income tax expense (benefit).....................                --               --              --
                                                    ---------------   -------------- ---------------
 Amounts reclassified from AOCI, net of income
   tax...........................................                --               --              --
                                                    ---------------   -------------- ---------------
Balance at December 31, 2013.....................   $        10,119   $        (552) $         9,567
                                                    ===============   ============== ===============

--------

(1)See Note 5 for information on offsets to investments related to insurance liabilities and DAC and VOBA.

                   First MetLife Investors Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

               Notes to the Financial Statements -- (Continued)

8.  Equity (continued)


   Information regarding amounts reclassified out of each component of AOCI, was as follows:

                                                                                  Statement of Operations and
AOCI Components                            Amounts Reclassified from AOCI     Comprehensive Income (Loss) Location
--------------------------------------- ------------------------------------- ------------------------------------
                                              Years Ended December 31,
                                        -------------------------------------
                                          2013        2012          2011
                                        --------- ------------ --------------
                                                   (In thousands)
Net unrealized investment gains
 (losses):
  Net unrealized investment
   gains (losses)...................... $   (364) $      1,725 $      (3,159) Other net investment gains (losses)
  Net unrealized investment
   gains (losses)......................       262          442            557 Net investment income
  Net unrealized investment
   gains (losses)......................       102           --             -- Net derivative gains (losses)
                                        --------- ------------ --------------
    Net unrealized investment gains
     (losses), before income tax.......        --        2,167        (2,602)
    Income tax (expense) benefit.......        --        (758)            911
                                        --------- ------------ --------------
    Net unrealized investment gains
     (losses), net of income tax....... $      -- $      1,409 $      (1,691)
                                        ========= ============ ==============
Total reclassifications, net of income
 tax................................... $      -- $      1,409 $      (1,691)
                                        ========= ============ ==============

9. Other Expenses

   Information on other expenses was as follows:

                                                   Years Ended December 31,
                                                -------------------------------
                                                  2013       2012       2011
                                                --------- ---------- ----------
                                                        (In thousands)
Compensation................................... $  20,114 $   21,760 $   21,600
Commissions....................................    44,521     55,981     72,401
Volume-related costs...........................     7,480      8,848      8,700
Affiliated interest costs on ceded reinsurance.     7,709      8,292      7,523
Capitalization of DAC..........................  (34,242)   (52,075)   (72,784)
Amortization of DAC and VOBA...................  (23,853)     58,981     59,787
Premium taxes, licenses and fees...............     3,733          5     13,525
Professional services..........................     1,239      1,111      1,156
Rent and related expenses......................     1,764      1,656      2,114
Other..........................................    27,530     21,387     22,352
                                                --------- ---------- ----------
 Total other expenses.......................... $  55,995 $  125,946 $  136,374
                                                ========= ========== ==========

Capitalization of DAC and Amortization of DAC and VOBA

  See Note 3 for additional information on DAC and VOBA including impacts of capitalization and amortization.

                   First MetLife Investors Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

               Notes to the Financial Statements -- (Continued)

9. Other Expenses (continued)


Affiliated Expenses

  Commissions, capitalization of DAC and amortization of DAC and VOBA include the impact of affiliated reinsurance transactions. See Notes 4 and 12 for a discussion of affiliated expenses included in the table above.

10. Income Tax

   The provision for income tax was as follows:

                                                   Years Ended December 31,
                                                -------------------------------
                                                   2013       2012      2011
                                                ----------- --------- ---------
                                                        (In thousands)
 Current:
  Federal...................................... $  (19,585) $(10,374) $(20,668)
 Deferred:
  Federal......................................    (13,701)    45,065    41,171
                                                ----------- --------- ---------
    Provision for income tax expense (benefit). $  (33,286) $  34,691 $  20,503
                                                =========== ========= =========

   The reconciliation of the income tax provision at the U.S. statutory rate to the provision for income tax as reported was as follows:

                                                   Years Ended December 31,
                                                -------------------------------
                                                   2013       2012      2011
                                                ----------- --------- ---------
                                                        (In thousands)
 Tax provision at U.S. statutory rate.......... $  (28,753) $  38,154 $  24,755
 Tax effect of:
  Dividend received deduction..................     (3,810)   (3,254)   (3,245)
  Prior year tax...............................       (618)       172     (344)
  Tax credits..................................       (513)     (447)     (623)
  Other, net...................................         408        66      (40)
                                                ----------- --------- ---------
    Provision for income tax expense (benefit). $  (33,286) $  34,691 $  20,503
                                                =========== ========= =========

                   First MetLife Investors Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

               Notes to the Financial Statements -- (Continued)

10. Income Tax (continued)


   Deferred income tax represents the tax effect of the differences between the book and tax basis of assets and liabilities. Net deferred income tax assets and liabilities consisted of the following at:

                                                            December 31,
                                                  ---------------------------------
                                                        2013             2012
                                                  ---------------- ----------------
                                                           (In thousands)
Deferred income tax assets:
 Net operating loss carryforwards................ $          4,856 $             --
 Tax credit carryforwards........................            1,783               --
 Other...........................................              505            1,948
                                                  ---------------- ----------------
   Total deferred income tax assets..............            7,144            1,948
                                                  ---------------- ----------------
Deferred income tax liabilities:
 DAC.............................................           74,714           41,440
 Policyholder liabilities and receivables........           63,921          102,138
 Investments, including derivatives..............            5,482            8,444
 Net unrealized investment gains.................            5,152           19,981
                                                  ---------------- ----------------
   Total deferred income tax liabilities.........          149,269          172,003
                                                  ---------------- ----------------
     Net deferred income tax asset (liability)... $      (142,125) $      (170,055)
                                                  ================ ================

    The following table sets forth the domestic net operating loss carryforwards for tax purposes at December 31, 2013.

                                    Net Operating Loss
                                      Carryforwards
                             --------------------------------
                                 Amount        Expiration
                             -------------- -----------------
                             (In thousands)
                   Domestic.   $  13,874    Beginning in 2028

   Tax credit carryforwards of $1.8 million at December 31, 2013 will expire beginning in 2021.

   The Company participates in a tax sharing agreement with MetLife, as described in Note 1. Pursuant to this tax sharing agreement, the amounts due from MetLife include $19.6 million, $6.9 million and $14.8 million at December 31, 2013, 2012 and 2011, respectively.

   The Company files income tax returns with the U.S. federal government and various state and local jurisdictions. The Company is under continuous examination by the Internal Revenue Service ("IRS") and other tax authorities in jurisdictions in which the Company has significant business operations. The income tax years under examination vary by jurisdiction. The Company is no longer subject to U.S. federal, state or local income tax examinations in major taxing jurisdictions for years prior to 2006. The IRS audit cycle for the year 2006, which began in April 2010, is expected to conclude in 2014.

   It is not expected that there will be a material change in the Company's liability for unrecognized tax benefits in the next 12 months.

                   First MetLife Investors Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

               Notes to the Financial Statements -- (Continued)

10. Income Tax (continued)


   A reconciliation of the beginning and ending amount of unrecognized tax benefits was as follows:

                                                                               Years Ended December 31,
                                                                               ------------------------
                                                                                2013     2012    2011
                                                                               -------  -------  -----
                                                                                  (In thousands)
Balance at January 1,......................................................... $  (42)  $  (42)  $  --
Additions for tax positions of prior years....................................     900       --     13
Reductions for tax positions of prior years...................................    (26)       --   (55)
Additions for tax positions of current year...................................      32       --     --
Reductions for tax positions of current year..................................    (26)       --     --
                                                                               -------  -------  -----
Balance at December 31,....................................................... $   838  $  (42)  $(42)
                                                                               =======  =======  =====
Unrecognized tax benefits that, if recognized would impact the effective rate. $   838  $  (42)  $(42)
                                                                               =======  =======  =====

   The Company classifies interest accrued related to unrecognized tax benefits in interest expense, included within other expenses, while penalties are included in income tax expense.

Interest was as follows:

                                                                 Year Ended
                                                              December 31, 2013
                                                              ------------------
                                                               (In thousands)
Interest recognized in the statements of operations.......... $              165

                                                              December 31, 2013
                                                              ------------------
                                                               (In thousands)
Interest included in other liabilities in the balance sheets. $              165

   There was no interest recognized in the statements of operations for the years ended December 31, 2012 and 2011. There was no interest included in other liabilities in the balance sheets at December 31, 2012.

   The Company had no penalties for the years ended December 31, 2013, 2012 and 2011.

   The U.S. Treasury Department and the IRS have indicated that they intend to address through regulations the methodology to be followed in determining the dividends received deduction ("DRD"), related to variable life insurance and annuity contracts. The DRD reduces the amount of dividend income subject to tax and is a significant component of the difference between the actual tax expense and expected amount determined using the federal statutory tax rate of 35%. Any regulations that the IRS ultimately proposes for issuance in this area will be subject to public notice and comment, at which time insurance companies and other interested parties will have the opportunity to raise legal and practical questions about the content, scope and application of such regulations. As a result, the ultimate timing and substance of any such regulations are unknown at this time. For the years ended December 31, 2013 and 2012, the Company recognized an income tax benefit of $4.4 million and $3.1 million, respectively, related to the separate account DRD. The 2013 benefit included a benefit of $618 thousand related to a true-up of the 2012 tax return. The 2012 expense included an expense of $167 thousand related to a true-up of the 2011 tax return.

                   First MetLife Investors Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

               Notes to the Financial Statements -- (Continued)


11. Contingencies, Commitments and Guarantees

Contingencies

 Litigation

  Unclaimed Property Inquiries

   In April 2012, MetLife, for itself and on behalf of entities including the Company reached agreements with representatives of the U.S. jurisdictions that were conducting audits of MetLife and certain of its affiliates for compliance with unclaimed property laws, and with state insurance regulators directly involved in a multistate targeted market conduct examination relating to claim-payment practices and compliance with unclaimed property laws. At least one other jurisdiction is pursuing a market conduct examination. It is possible that other jurisdictions may pursue similar examinations or audits and that such actions may result in additional payments to beneficiaries, additional escheatment of funds deemed abandoned under state laws, administrative penalties, interest, and/or further changes to the Company's procedures. The Company is not currently able to estimate these additional possible costs.

  Sales Practices Claims

   Over the past several years, the Company has faced claim and regulatory inquiries and investigations, alleging improper marketing or sales of individual life insurance policies, annuities, mutual funds or other products. The Company continues to vigorously defend against the claims in these matters. The Company believes adequate provision has been made in its financial statements for all probable and reasonably estimable losses for sales practices matters.

  Summary

   Various litigation, claims and assessments against the Company, have arisen in the course of the Company's business, including, but not limited to, in connection with its activities as an insurer, employer, investor, investment advisor, and taxpayer. Further, state insurance regulatory authorities and other federal and state authorities regularly make inquiries and conduct investigations concerning the Company's compliance with applicable insurance and other laws and regulations.

   It is not possible to predict the ultimate outcome of all pending investigations and legal proceedings. In some of the matters, very large and/or indeterminate amounts, including punitive and treble damages, are sought. Although in light of these considerations it is possible that an adverse outcome in certain cases could have a material effect upon the Company's financial position, based on information currently known by the Company's management, in its opinion, the outcomes of such pending investigations and legal proceedings are not likely to have such an effect. However, given the large and/or indeterminate amounts sought in certain of these matters and the inherent unpredictability of litigation, it is possible that an adverse outcome in certain matters could, from time to time, have a material effect on the Company's net income or cash flows in particular annual periods.

 Insolvency Assessments

   Most of the jurisdictions in which the Company is admitted to transact business require insurers doing business within the jurisdiction to participate in guaranty associations, which are organized to pay contractual

                   First MetLife Investors Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

               Notes to the Financial Statements -- (Continued)

11. Contingencies, Commitments and Guarantees (continued)

 benefits owed pursuant to insurance policies issued by impaired, insolvent or failed insurers. These associations levy assessments, up to prescribed limits, on all member insurers in a particular state on the basis of the proportionate share of the premiums written by member insurers in the lines of business in which the impaired, insolvent or failed insurer engaged. Some states permit member insurers to recover assessments paid through full or partial premium tax offsets.

   Assets and liabilities held for insolvency assessments were as follows:

                                                                   December 31,
                                                               --------------------
                                                                 2013       2012
                                                               --------- ----------
                                                                  (In thousands)
Other Assets:
 Premium tax offset for future undiscounted assessments....... $      -- $    7,000
 Premium tax offsets currently available for paid assessments.     5,287         --
                                                               --------- ----------
                                                               $   5,287 $    7,000
                                                               ========= ==========
Other Liabilities:
 Insolvency assessments....................................... $      -- $   15,800
                                                               ========= ==========

Commitments

  Commitments to Fund Private Corporate Bond Investments

   The Company commits to lend funds under private corporate bond investments. There were no unfunded commitments at December 31, 2013. Unfunded commitments were $4.0 million at December 31, 2012.

Guarantees

  In the normal course of its business, the Company has provided certain indemnities, guarantees and commitments to third parties such that it may be required to make payments now or in the future. In the context of acquisition, disposition, investment and other transactions, the Company has provided indemnities and guarantees, including those related to tax, environmental and other specific liabilities and other indemnities and guarantees that are triggered by, among other things, breaches of representations, warranties or covenants provided by the Company. In addition, in the normal course of business, the Company provides indemnifications to counterparties in contracts with triggers similar to the foregoing, as well as for certain other liabilities, such as third-party lawsuits. These obligations are often subject to time limitations that vary in duration, including contractual limitations and those that arise by operation of law, such as applicable statutes of limitation. In some cases, the maximum potential obligation under the indemnities and guarantees is subject to a contractual limitation, while in other cases such limitations are not specified or applicable. Since certain of these obligations are not subject to limitations, the Company does not believe that it is possible to determine the maximum potential amount that could become due under these guarantees in the future. Management believes that it is unlikely the Company will have to make any material payments under these indemnities, guarantees, or commitments.

  In addition, the Company indemnifies its directors and officers as provided in its charters and by-laws. Also, the Company indemnifies its agents for liabilities incurred as a result of their representation of the Company's

                   First MetLife Investors Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

               Notes to the Financial Statements -- (Continued)

11. Contingencies, Commitments and Guarantees (continued)

interests. Since these indemnities are generally not subject to limitation with respect to duration or amount, the Company does not believe that it is possible to determine the maximum potential amount that could become due under these indemnities in the future.

  The Company had no liability for indemnities, guarantees and commitments at both December 31, 2013 and 2012.

12. Related Party Transactions

Service Agreements

  The Company has entered into various agreements with affiliates for services necessary to conduct its activities. Typical services provided under these agreements include management, policy administrative functions, personnel, investment advice and distribution services. For certain agreements, charges are based on various performance measures or activity-based costing. The bases for such charges are modified and adjusted by management when necessary or appropriate to reflect fairly and equitably the actual incidence of cost incurred by the Company and/or affiliate. Expenses incurred with affiliates related to these agreements, recorded in other expenses, were $92.5 million, $94.1 million and $109.2 million for the years ended December 31, 2013, 2012 and 2011, respectively. Revenues received from affiliates related to these agreements, recorded in universal life and investment-type product policy fees, were $13.5 million, $11.4 million and $9.2 million for the years ended
December 31, 2013, 2012 and 2011, respectively. Revenues received from affiliates related to these agreements, recorded in other revenues, were $10.6 million, $9.3 million and $7.4 million for the years ended December 31, 2013, 2012 and 2011, respectively.

  The Company had net payables from affiliates, related to the items discussed above, of $36.1 million and $30.4 million at December 31, 2013 and 2012, respectively.

  See Notes 4 and 5 for additional information on related party transactions.

13. Subsequent Event

  The Company has evaluated events subsequent to December 31, 2013 through April 21, 2014, which is the date these financial statements were available to be issued, and has determined there are no material subsequent events requiring adjustment to or disclosure in the financial statements.

                                    PART C

                               OTHER INFORMATION


ITEM 24. FINANCIAL STATEMENTS AND EXHIBITS



a.   Financial Statements
     -----------------------------------------------------------------------------------------

The following financial statements comprising each of the Sub-Accounts of the Separate Account are included in Part B hereof:

1.   Report of Independent Registered Public Accounting Firm.

2.   Statements of Assets and Liabilities as of December 31, 2013.

3.   Statements of Operations for the year ended December 31, 2013.

4.   Statements of Changes in Net Assets for the years ended December 31, 2013 and 2012.

5.   Notes to the Financial Statements.

The following financial statements of the Company are included in Part B hereof:

1.   Independent Auditors' Report.

2.   Balance Sheets as of December 31, 2013 and 2012.

3.   Statements of Operations for the years ended December 31, 2013, 2012 and 2011.

4.   Statements of Comprehensive Income (Loss) for the years ended December 31, 2013, 2012 and 2011.

5.   Statements of Stockholder's Equity for the years ended December 31, 2013, 2012 and 2011.

6.   Statements of Cash Flows for the years ended December 31, 2013, 2012 and 2011.

7.   Notes to the Financial Statements.




b.            Exhibits
              ----------

1.            Resolution of Board of Directors of the Company authorizing the establishment of the Variable
              Account.(1)

2.            Not Applicable.

3.   (i)      Principal Underwriter's and Selling Agreement. (effective January 1, 2001).(7)

     (ii)     Amendment to Principal Underwriter's and Selling Agreement. (Effective January 1, 2002).(7)

     (iii)    Form of Retail Sales Agreement (MLIDC 7-01-05 (LTC))(13)

     (iv)     Agreement and Plan of Merger (12-01-04) (MLIDC into GAD) (15)

     (v)      Form of Retail Sales Agreement (2-10) and Schedule of Differences (22)

     (vi)     Retail Sales Agreement and Amendments (Edward Jones) (23)

     (vii)    Selling Agreement and Amendments (UBS Financial Services Inc.) (22)

     (viii)   Selling Agreement and Amendments (Merrill Lynch) (25)

     (ix)     Selling Agreement and Amendments (Citigroup Global Markets Inc.) (25)

     (x)      Selling Agreement and Amendments (Citicorp Investment Services) (25)

     (xi)     Form of Enterprise Selling Agreement 9-12 (MetLife Investors Distribution Company Sales Agreement)(30)

4.   (i)      Individual Flexible Purchase Payment Deferred Variable Annuity Contract.(2)

     (ii)     Fixed Account Rider.(2)

     (iii)    Enhanced Dollar Cost Averaging Rider.(2)

     (iv)     Three Month Market Entry Rider.(2)

     (v)      Death Benefit Rider - (Annual Step-Up).(2)

     (vi)     Waiver of Withdrawal Charge for Nursing Home or Hospital Confinement Rider.(2)

     (vii)    Waiver of Withdrawal Charge for Terminal Illness Rider.(2)

     (viii)   Individual Retirement Annuity Endorsement.(2)


     (ix)        Roth Individual Retirement Annuity Endorsement.(2)

     (x)         401 Plan Endorsement.(2)

     (xi)        Tax Sheltered Annuity Endorsement.(2)

     (xii)       Unisex Annuity Rates Rider.(2)

     (xiii)      Simple Individual Retirement Annuity Endorsement.(2)

     (xiv)       Individual Retirement Annuity Endorsement 6023.1 (9/02).(7)

     (xv)        Tax Sheltered Annuity Endorsement 6026.1 (9/02).(7)

     (xvi)       Roth Individual Retirement Annuity Endorsement 6024.1 (9/02).(7)

     (xvii)      401 (a)/403 (a) Plan Endorsement 6025.1 (9/02).(7)

     (xviii)     Simple Individual Retirement Annuity Endorsement 6276 (9/02).(7)

     (xix)       Endorsement (Name change effective February 5, 2001. First Metlife Investors Insurance Company;
                 formerly First Cova Life Insurance Company)(4)

     (xx)        Guaranteed Withdrawal Benefit Rider FMLI-690-2 (11/05) (8)

     (xxi)       Guaranteed Withdrawal Benefit Endorsement FMLI-GWB (11/05)-E (8)

     (xxii)      Form of Contract Schedule 6028-3 [Class AA, B or VA] (11/05)-A (9)

     (xxiii)     Guaranteed Minimum Accumulation Benefit Rider - Living Benefit (GMAB) FMLI-670-1 (11/05) (8)

     (xxiv)      Designated Beneficiary Non-Qualified Annuity Endorsement FMLI-NQ-1 (11/05)-I (9)

     (xxv)       Form of Lifetime Guaranteed Withdrawal Benefit Rider (11)

     (xxvi)      Form of Guaranteed Minimum Income Benefit Rider (11)

     (xxvii)     Form of Contract Schedule (enhanced GMIB Plus) (11)

     (xxviii)    Lifetime Guaranteed Withdrawal Benefit Rider FMLI-690-3 (6/06) (12)

     (xxix)      Form of Contract Schedule 6028-3 [Class VA] (11/05)-A (12)

     (xxx)       Death Benefit Rider - (Principal Protection) 6015 (02/02). (15)

     (xxxi)      Form of Contract Schedule 6028 (7/08) (21)

     (xxxii)     Form of Contract Schedule MLIU-ELGWB (4/08) (21)

     (xxxiii)    Form of Lifetime Guaranteed Withdrawal Benefit Rider FMLI-690-4 (7/08) (21)

     (xxxiv)     Form of Guaranteed Minimum Income Benefit - Living Benefit Rider FMLI-560-4 (7/08) (21)

     (xxxv)      Form of Qualified Distribution Program Endorsement FMLI-RMD-NY (7/10)-E (25)

     (xxxvi)     Form of Tax-Sheltered Annuity Endorsement FMLI-398-3-I (12/08) (26)

     (xxxvii)    Form of Contract Schedule 6028-5 (9/10)-A (27)

     (xxxviii)   401 (a)/403 (a) Plan Endorsement 401-3 (5/11).(28)

5.   (i)         Form of Variable Annuity Application. (3)

     (ii)        Form of Variable Annuity Application Class AA 4515 (5/04) (APPA-504AANY)(6)

     (iii)       Form of Variable Annuity Application Class B 4516 (5/04) (APPVA-504BNY)(6)

     (iv)        Form of Variable Annuity Application Class AA 4515 (7/04) (APPVA-704AANY) (8)

     (v)         Form of Variable Annuity Application Class B 4516 (4/05) (APPVA-505BNY) (8)

     (vi)        Form of Variable Annuity Application Class VA 4467 (7/05) (APPVA1105VANY) (8)

     (vii)       Form of Variable Annuity Application Class VA 4467 (1/06) (APPVAVAVANY-606) (12)

     (viii)      Form of Variable Annuity Application (21)

     (ix)        Form of Variable Annuity Application 4467 (1/11) (27)

     (x)         Form of Variable Annuity Application 6280 (1/11) (27)

6.   (i)         Copy of Articles of Incorporation of the Company.(1)


     (ii)       Copy of Amended and Restated Bylaws of the Company.(3)

7.   (i)(a)     Reinsurance Agreement between First MetLife Investors Insurance Company and Metropolitan Life
                Insurance Company. (effective July 1, 2002) (5)

     (b)        Amendment No. 1, as of May 1, 2003 and Amendment No.2, as of May 1, 2004 to the Reinsurance
                Agreement (the "Agreement") between First MetLife Investors Insurance Company (the"Cedent") and
                Metropolitan Life Insurance Company (the "Reinsurer") (effective July 1, 2002) (28)

     (c)        Modified Coinsurance Agreement between MetLife Investors Insurance Company, First MetLife
                Investors Insurance Company and Metropolitan Life Insurance Company, effective July 1, 2002
                ("Agreement"), Recapture of Reinsurance (dated October 27, 2004 and effective November 30, 2004)(28)

     (ii)       Reinsurance Agreement and Administrative Services Agreement between First MetLife Investors
                Insurance Company and Metropolitan Life Insurance Company. (effective January 1, 2006) (19)

     (iii)(a)   Automatic Reinsurance Agreement between First MetLife Investors Insurance Company and Exeter
                Reassurance Company, Ltd. (effective December 1, 2004) (28)

     (b)        Amendment No. 1 through Amendment No. 16 to Automatic Reinsurance Agreement effective as of
                December 1, 2004 ("Agreement") between First MetLife Investors Insurance Company (the
                "Cedent")and Exeter Reassurance Company, Ltd. (the "Reinsurer") (28)

     (c)        Amendment No. 17 through Amendment No. 19 to Automatic Reinsurance Agreement effective as of
                December 1, 2004 ("Agreement") between FirstMetLife Investors Insurance Company (the "Cedent")
                and Exeter Reassurance Company, Ltd. (the "Reinsurer") (30)

     (d)        Amendment No. 20 and Amendment No. 21 to Automatic Reinsurance Agreement effective as of
                December 1, 2004 ("Agreement") between FirstMetLife Investors Insurance Company (the "Cedent")
                and Exeter Reassurance Company, Ltd. (the "Reinsurer") (33)

8.   (i)(a)     Form of Fund Participation Agreement by and among AIM Variable Insurance Funds, Inc., AIM
                Distributors, Inc., First Cova Life Insurance Company and Cova Life Sales Company (April 3, 2000)(4)

     (b)        Amendment to the Participation Agreement among AIM Variable Insurance Funds, AIM Distributors,
                Inc., First MetLife Investors Insurance Company and MetLife Distribution Company(27)

     (c)        Amendment to the Participation Agreement among AIM Variable Insurance Funds (Invesco Variable
                Insurance Funds), Invesco Distributors, Inc. and First MetLife Investors Insurance Company (27)

     (ii)       Participation Agreement among First MetLife Investors Insurance Company, Alliance Capital
                Management L.P. and Alliance Fund Distributors, Inc. (May 1, 2001)(3)

     (iii)      Fund Participation Agreement between First MetLife Investors Insurance Company, and each of Dreyfus
                Variable Investment Fund and Dreyfus Life and Annuity Index Funds, Inc. (d/b/a Dreyfus Stock Index
                Fund) (April 27, 2001)(3)

     (iv)(a)    Participation Agreement by and among First MetLife Investors Insurance Company, Fidelity Distributors
                Corporation and each of Variable Insurance Products Fund, Variable Insurance Products Fund II and
                Variable Insurance Products Fund III (May 11, 2001)(3)

     (b)        Summary Prospectus Agreement among Fidelity Distributors Corporation and First MetLife Investors
                Insurance Company (27)




    (v)      (a.)    Participation Agreement between Franklin Templeton Variable Insurance Products Trust, Franklin
                     Templeton Distributors, Inc. and First Cova Financial Life Insurance Company (September 1,
                     2000)(3)

             (b.)    Amendment No. 4 to Participation Agreement between Franklin Templeton Variable Insurance
                     Products Trust, Franklin Templeton Distributors, Inc., First MetLife Investors Insurance Company and
                     MetLife Investors Distribution Company (effective April 30, 2007)(18)

             (c.)    Amendment to the Participation Agreement among Franklin Templton Variable Insurance Products
                     Trust, Franklin/Templton Distributors, Inc., First MetLife Investors Insurance Company and MetLife
                     Distribution Company(27)

                (d)  Participation Agreement Addendum among Franklin Templeton Variable Insurance Products Trust ,
                     Franklin/Templeton Distributors, Inc., First MetLife Investors Insurance Company and MetLife
                     Investors Distribution Company (29)

             (e.)    Amendment to the Participation Agreement among Franklin Templton Variable Insurance Products
                     Trust, Franklin/Templton Distributors, Inc., First MetLife Investors Insurance Company and MetLife
                     Distribution Company (31)


   (vi)        Participation Agreement among MFS Variable Insurance Trust, First Cova Life Insurance Company and
               Massachusetts Financial Services Company (April 2000)(4)

   (vii)(a)    Participation Agreement among Met Investors Series Trust, Met Investors Advisory Corp., MetLife
               Investors Distribution Company and First MetLife Investors Insurance Company (February 12, 2001)(3)

   (b)         Amendment to Participation Agreement among Met Investors Series Trust, Met Investors Advisory
               Corp., MetLife Investors Distribution Company and First MetLife Investors Insurance Company (dated
               May 1, 2009) (29)

   (c)         Amendment to Participation Agreement among Met Investors Series Trust, Met Investors Advisory
               Corp., MetLife Investors Distribution Company and First MetLife Investors Insurance Company(ef-
               fective April 30, 2010) (29)

   (viii)(a)   Participation Agreement among First MetLife Investors Insurance Company, Pimco Variable Insurance
               Trust and Pimco Funds Distributors LLC (March 1, 2001)(3)

   (b)         Amendment to the Participation Agreement among First MetLife Investors Insurance Company, Pimco
               Variable Insurance Trust and Pimco Funds Distributors LLC (April 18, 2011)(filed herewith)

   (ix)        Participation Agreement among Putnam Variable Trust, Putnam Retail Management, Inc. and First Cova
               Life Insurance Company (June 15, 2000) and Amendment dated May 1, 2001 to Participation
               Agreement (3)

   (x)         Participation Agreement by and between Scudder Variable Series I and First MetLife Investors Insurance
               Company (May 1, 2001)(3)

   (xi)        Participation Agreement Among Metropolitan Series Fund, Inc., Metropolitan Life Insurance Company
               and First MetLife Investors Insurance Company (February 1, 2001)(7)

   (xii)       Participation Agreement Among Metropolitan Series Fund, Inc., MetLife Advisers, LLC, Metropolitan
               Life Insurance Company and First MetLife Investors Insurance Company (effective July 1, 2004)(10)

   (xiii)      Form of Net Worth Agreement (12)

   (xiv)       Participation Agreement Among Metropolitan Series Fund, Inc., MetLife Advisers, LLC, MetLife
               Securities, Inc. and First MetLife Investors Insurance Company (effective April 30, 2007)(15)



   (xv)   (a.)     Fund Participation Agreement Among First MetLife Investors Insurance Company, American Funds
                   Insurance Series, and Capital Research and Management Company (effective 04-29-03)(16)

          (b.)     First Amendment to the Fund Participation Agreement Among First MetLife Investors Insurance
                   Company, American Funds Insurance Series, and Capital Research and Management Company dated
                   November 1, 2005 (effective 01-01-2007)(17)

          (c.)     Amendment to the Participation Agreement among American Funds Insurance Series, Capital
                   Research and Management Company and First MetLife Investors Insurance Company(27)




      (xvi)(a)   Participation Agreement Among Metropolitan Series Fund, Inc., MetLife Advisors, LLC, MetLife
                 Investors Distribution Company and First MetLife Investors Insurance Company (effective August 31,
                 2007)(18)

      (b)        Amendment to Participation Agreement among Metropolitan Series Fund, Inc., MetLife Advisers, LLC,
                 MetLife Investors Distribution Company and First MetLife Investors Insurance Company (effective April 30,
                 2010)(29)

9.               Opinion of Counsel (17)

10.   (i)        Consent of Independent Registered Public Accounting Firm (Deloitte & Touche LLP) for the Depositor
                 and the Registrant (filed herewith)

      (ii)       Consent of Independent Registered Public Accounting Firm (Deloitte & Touche LLP) for MetLife, Inc.
                 (filed herewith)

11.              Not Applicable.

12.              Not Applicable.

13.   (i)        Powers of Attorney for Eric T. Steigerwalt, Norse N. Blazzard, Robert L. Davidow, Elizabeth M. Forget,
                 Richard A. Hemmings, Jay S. Kaduson, Stephen M. Kessler, Lisa S. Kuklinski, Richard C. Pearson,
                 Thomas A. Price, Thomas J. Skelly, Peter M. Carlson and James J. Reilly (32)

      (ii)       Powers of Attorney for Kumar Das Gupta and Dina R. Lumerman (filed herewith)


      (1) incorporated herein by reference to Registrant's Post-Effective Amendment No. 4 to Form N-4 (File
          Nos. 033-74174 and 811-08306) as electronically filed on December 30, 1999.

      (2) incorporated herein by reference to Registrant's Form N-4 (File Nos. 333-96773 and 811-08306) as
          electronically filed on July 19, 2002.

      (3) incorporated herein by reference to Registrant's Pre-Effective Amendment No. 1 to Form N-4 (File Nos.
          333-96773 and 811-08306) as electronically filed on October 15, 2002.

      (4) incorporated by reference to Registrant's Post-Effective Amendment No. 7 to Form N-4 (File Nos.
          033-74174 and 811-08306) as electronically filed on May 1, 2001.

      (5) incorporated herein by reference to Registrant's Post-Effective Amendment No. 1 to Form N-4 (File
          Nos. 333-96773 and 811-08306) as electronically filed on April 11, 2003.

      (6) incorporated herein by reference to Registrant's Post-Effective Amendment No. 2 to Form N-4 (File
          Nos. 333-96773 and 811-08306) as electronically filed on April 27, 2004.

      (7) incorporated herein by reference to Registrant's Post-Effective Amendment No. 4 to Form N-4 (File
          Nos. 333-96773 and 811-08306) as electronically filed on November 2, 2004.

      (8) incorporated herein by reference to Registrant's Post-Effective Amendment No. 6 to Form N-4 (File
          Nos. 333-96773 and 811-08306) as electronically filed on July 14, 2005.

      (9) incorporated herein by reference to Registrant's Post-Effective Amendment No. 7 to Form N-4 (File
          Nos. 333-96773 and 811-08306) as electronically filed on September 9, 2005.

   (10)   incorporated herein by reference to Registratant's Post-Effective Amendment No. 8 to Form N-4 (File
          Nos. 333-96773 and 811-08306) as electronically filed on October 7, 2005.

   (11)   incorporated herein by reference to Registrant's Post-Effective Amendment No. 16 to Form N-4 (File
          Nos. 333-54464 and 811-03365) as electronically filed on January 13, 2006.

   (12)   incorporated herein by reference to Registrant's Post-Effective Amendment No. 10 to Form N-4 (File
          Nos. 333-96773 and 811-03365) as electronically filed on April 21, 2006.

   (13)   incorporated herein by reference to MetLife Investors USA Separate Account A's Post-Effective
          Amendment No. 19 to Form N-4 (File Nos. 333-54464 and 811-03365) as electronically filed on April
          24, 2006.

   (14)   incorporated herein by reference to Registrant's Post-Effective Amendment No. 11 to Form N-4 (File
          Nos. 333-96795 and 811-08306) as electronically filed on July 27, 2006.

   (15)   incorporated herein by reference to Registrant's Post-Effective Amendment No. 13 to Form N-4 (File
          Nos. 333-96777 and 811-08306) as electronically filed on April 18, 2007.

   (16)   incorporated herein by reference to Registrant's Post-Effective Amendment No. 1 to Form N-4 (File
          Nos. 333-125617 and 811-08306) as electronically filed on April 21, 2006.

   (17)   incorporated herein by reference to Registrant's Post-Effective Amendment No. 13 to Form N-4 (File
          Nos. 333-96773 and 811-08306) as electronically filed on April 18, 2007.

   (18)   incorporated herein by reference to Registrant's Post-Effective Amendment No. 15 to Form N-4 (File
          Nos. 333-96773 and 811-08306) as electronically filed on October 31, 2007.

   (19)   incorporated herein by reference to Registrant's Post-Effective Amendment No. 22 to Form N-4 (File
          Nos. 333-96777 and 811-08306) as electronically filed on April 18, 2008.

   (20)   incorporated herein by reference to Registrant's Post Effective Amendment No. 14 to Form N-4 (file
          Nos. 333-96773 and 811-83006) as electronically filed on July 12, 2007.

   (21)   incorporated herein by reference to Registrant's Post Effective Amendment No. 23 to Form N-4 (File
          Nos. 333-96777 and 811-08306) as electronically filed on May 9, 2008.

   (22)   incorporated herein by reference to Registrant's Post Effective Amendment No. 29 to Form N-4 (File
          Nos. 333-96777 and 811-08306) as electronically filed on April 15, 2010.

   (23)   incorporated herein by reference to Registrant's Post Effective Amendment No. 19 to Form N-4 (File
          Nos. 333-96775 and 811-08306) as electronically filed on October 9, 2010.

   (24)   incorporated herein by reference to Registrant's Post Effective Amendment No. 22 to Form N-4 (File
          Nos. 333-96773 and 811-08306) as electronically filed on April 15, 2010.

   (25)   incorporated herein by reference to Registrant's Post Effective Amendment No. 23 to Form N-4 (File
          Nos. 333-96773 and 811-08306) as electronically filed on June 15, 2010.


(26)     incorporated herein by reference to Registrant's Post Effective Amendment No. 3 to Form N-4 (File
         Nos. 333-156646 and 811-08306) as electronically filed on March 22, 2011.

(27)     incorporated herein by reference to Registrant's Post Effective Amendment No. 24 to Form N-4 (File
         Nos. 333-96773 and 811-08306) as electronically filed on April 14, 2011.

(28)     incorporated herein by reference to Registrant's Post-Effective Amendment No. 4 to Form N-4 (File
         Nos. 333-176680 and 811-08306) as electronically filed on April 18, 2012.

(29)     incorporated herein by reference to Registrant's Initial Registration Statement on Form N-4 (File
         Nos.333-179240 and 811-08306) filed electronically on January 30, 2012.

(30)     incorporated herein by reference to Registrant's Post-Effective Amendment No. 12 to Form N-4 (File
         Nos.333-176680 and 811-08306) filed electronically on April 17, 2013.

(31)     incorporated herein by reference to Registrant's Post-Effective Amendment No. 12 to Form N-4 (File
         Nos.333-137969 and 811-08306) filed electronically on April 18, 2013.

(32)     incorporated herein by reference to Registrant's Post-Effective Amendment No. 26 to Form N-4 (File
         Nos.333-96773 and 811-08306) filed electronically on April 19, 2013.

(33)     incorporated herein by reference to Registrant's Post-Effective Amendment No. 13 to Form N-4 (File
         Nos.333-176680 and 811-08306) filed electronically on April 22, 2014.





ITEM 25. DIRECTORS AND OFFICERS OF THE DEPOSITOR


The following are the Officers and Directors who are engaged directly or indirectly in activities relating to the Registrant or the variable annuity contracts offered by the Registrant and the executive officers of the Company:



NAME AND PRINCIPAL BUSINESS ADDRESS     POSITIONS AND OFFICES WITH DEPOSITOR
-------------------------------------   --------------------------------------

Eric T. Steigerwalt                     Chairman of the Board, President,
Gragg Building                          Chief Executive Officer and Director
11225 North Community House Road
Charlotte, NC 28277

Elizabeth M. Forget                     Director and Executive Vice President
1095 Avenue of the Americas
New York, NY 10036

Jay S. Kaduson                          Director and Vice President
Gragg Building
11225 North Community House Road
Charlotte, NC 28277

Lisa S. Kuklinski                       Director and Vice President
1095 Avenue of the Americas
New York, NY 10036

Norse N. Blazzard                       Director
6278 North Federal Highway
Suite 390
Ft. Lauderdale, FL 33308

Kumar Das Gupta                         Director
Gragg Building
11225 North Community House Road
Charlotte, NC 28277

Robert L. Davidow                       Director
367 Stanwich Road
Greenwich, CT 06830

Richard A. Hemmings                     Director
Fidelity Life Association
1211 West 22nd Street, # 209
Oak Brook, IL 60026

Stephen M. Kessler                      Director
300 Davidson Avenue
Somerset, NJ 08873


NAME AND PRINCIPAL BUSINESS ADDRESS     POSITIONS AND OFFICES WITH DEPOSITOR
-------------------------------------   --------------------------------------

Dina Lumerman                           Director
1095 Avenue of the Americas
New York, NY 10036

Richard C. Pearson                      Director
598 Los Arboles Lane
San Marino, CA 91108

Thomas A. Price                         Director
66 Davidson Lane East
West Islip, NY 11795

Thomas J. Skelly                        Director
1270 W. Whitmore Ct.
Lake Forest, IL 60045

Peter M. Carlson                        Executive Vice President and Cheif
1095 Avenue of the Americas             Accounting Officer
New York, NY 10036

Tyla L. Reynolds                        Vice President and Secretary
600 North King St.
Wilmington, DE 19801

Marlene B. Debel                        Treasurer
1095 Avenue of the Americas
New York, NY 10036

John Kyne                               Vice President, Director of Compliance
Gragg Building
11225 North Community House Road
Charlotte, NC 28277

James J. Reilly                         Vice President-Finance (principal
One Financial Center                    financial officer)
21st Floor
Boston, MA 02111

Jonathan L. Rosenthal                   Vice President, Chief Hedging Officer
10 Park Avenue
Morristown, NJ 07962

Henryk Sulikowski                       Vice President and Actuary
18210 Crane Nest Dr.
Tampa, FL 33647

Scott E. Andrews                        Vice President
4700 Westown Parkway
Suite 200
West Des Moines, IA 50266

Stewart Ashkenazy                       Vice President, Illustraion Actuary
1095 Avenue of the Americas
New York, NY 10036

Roberto Baron                           Vice President
1095 Avenue of the Americas
New York, NY 10036

Manish P. Bhatt                         Vice President
1095 Avenue of the Americas
New York, NY 10036

Lynn A. Dumais                          Vice President
18210 Crane Nest Dr.
Tampa, FL 33647

Jeffrey P. Halperin                     Vice President
Gragg Building
11225 North Community House Road
Charlotte, NC 28277


NAME AND PRINCIPAL BUSINESS ADDRESS     POSITIONS AND OFFICES WITH DEPOSITOR
-------------------------------------   -------------------------------------

Gregory E. Illson                       Vice President
One Financial Center
20th Floor
Boston, MA 02111

John J. Iwanicki                        Vice President
18210 Crane Nest Drive
Tampa, FL 33647

Karen A. Johnson                        Vice President
One Financial Center
21st Floor
Boston, MA 02111

Andrew Kaniuk                           Vice President
501 Route 22
Brdigewater, NJ 08807

Christopher A. Kremer                   Vice President
One Financial Center
20th Fl.
Boston, MA 02111

Gene L. Lunman                          Vice President
Gragg Building
11225 North Community House Road
Charlotte, NC 28277

Timothy McLinden                        Vice President
277 Park Avenue
46th Floor
New York, NY 10172

Mark S. Reilly                          Vice President
Gragg Building
11225 North Community House Road
Charlotte, NC 28277

Robert L. Staffier                      Vice President
1 MetLife Plaza
27-01 Queens Plaza North
Long Island City, NY 11101

Marian J. Zeldin                        Vice President
501 Route 22
Bridgewater, NJ 08807


ITEM 26. PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH THE DEPOSITOR OR REGISTRANT


    The Registrant is a separate account of First MetLife Investors Insurance Company under New York state insurance law. First MetLife Investors Insurance Company is a wholly-owned direct subsidiary of MetLife, Inc., a publicly traded company. The following outline indicates those entities that are controlled by MetLife, Inc. or are under the common control of MetLife, Inc. No person is controlled by the Registrant.

           ORGANIZATIONAL STRUCTURE OF METLIFE, INC. AND SUBSIDIARIES
                            AS OF December 31, 2013

The following is a list of subsidiaries of MetLife, Inc. updated as of December 31, 2013. Those entities which are listed at the left margin (labeled with capital letters) are direct subsidiaries of MetLife, Inc. Unless otherwise indicated, each entity which is indented under another entity is a subsidiary of that other entity and, therefore, an indirect subsidiary of MetLife, Inc. Certain inactive subsidiaries have been omitted from the MetLife, Inc. organizational listing. The voting securities (excluding directors' qualifying shares, if any) of the subsidiaries listed are 100% owned by their respective parent corporations, unless otherwise indicated. The jurisdiction of domicile of each subsidiary listed is set forth in the parenthetical following such subsidiary.


A.    MetLife Group, Inc. (NY)

B.    MetLife Home Loans LLC (DE)

C.    Exeter Reassurance Company, Ltd. (Cayman Islands)

D.    Metropolitan Tower Life Insurance Company (DE)


      1.    EntreCap Real Estate II LLC (DE)

            a)    PREFCO Dix-Huit LLC (CT)

            b)    PREFCO X Holdings LLC (CT)

            c) PREFCO Ten Limited Partnership (CT) - a 99.9% limited partnership interest of PREFCO Ten Limited Partnership is held by EntreCap Real Estate II LLC and 0.1% general partnership is held by PREFCO X Holdings LLC.

            d)    PREFCO Vingt LLC (CT)

            e) PREFCO Twenty Limited Partnership (CT) - a 99% limited partnership interest of PREFCO Twenty Limited Partnership is held by EntreCap Real Estate II LLC and 1% general partnership is held by PREFCO Vingt LLC.

     2.     Plaza Drive Properties, LLC (DE)

     3.     MTL Leasing, LLC (DE)

            a)    PREFCO IX Realty LLC (CT)

            b)    PREFCO XIV Holdings LLC (CT)

            c) PREFCO Fourteen Limited Partnership (CT) - a 99.9% limited partnership interest of PREFCO Fourteen Limited Partnership is held by MTL Leasing, LLC and 0.1% general partnership is held by PREFCO XIV Holdings LLC.

            d)    1320 Venture LLC (DE)

                  i) 1320 Owner LP (DE) - a 99.9% limited partnership of 1320 Owner LP is held by 1320 Venture LLC and 0.1% general partnership is held by 1320 GP LLC.

            e)    1320 GP LLC (DE)

E. MetLife Chile Inversiones Limitada (Chile) - 70.4345328853% of MetLife Chile Inversiones Limitada is owned by MetLife, Inc., 26.6071557459% by American Life Insurance Company ("ALICO"), 2.9583113284% is owned by Inversiones MetLife Holdco Dos Limitada and 0.0000000404% is owned by Natilportem Holdings, Inc.

      1. MetLife Chile Seguros de Vida S.A. (Chile) - 99.9969% of MetLife Chile Seguros de Vida S.A. is held by MetLife Chile Inversiones Limitada and 0.0031% by International Technical and Advisory Services Limited.

            a) MetLife Chile Administradora de Mutuos Hipotecarios S.A. (Chile) - 99.99% of MetLife Chile Administradora de Mutuos Hipotecarios S.A. is held by MetLife Chile Seguros de Vida S.A. and 0.01% is held by MetLife Chile Inversiones Limitada.

      2. Legal Chile S.A. (Chile) - 51% of Legal Chile S.A. is owned by MetLife Chile Inversiones Limitada and the remaining interest is owned by a third party.

            a) Legagroup S.A. (Chile) - 99% of Legagroup S.A. is owned by Legal Chile S.A. and the remaining interest is owned by a third party.

      3. Inversiones MetLife Holdco Tres Limitada (Chile) - 99.9% of Inversiones MetLife Holdco Tres Limitada is owned by MetLife Chile Inversiones Limitada and 0.1% is owned by Inversiones MetLife Holdco Dos Limitada.

            a) MetLife Chile Acquisition Co. S.A. (Chile) - 45% of MetLife Chile Acquisition Co. S.A. is owned by Inversiones MetLife Holdco Dos Limitada, 45% is owned by Inversiones MetLife Holdco Tres Limitada and 10% is owned by MetLife Chile Inversiones Limitada.

                  i) Inversiones Previsionales S.A. (Chile) - 99.999% of Inversiones Previsionales S.A. is owned by MetLife Chile Acquisition Co. S.A. and 0.001% is owned by Inversiones MetLife Holdco Tres Limitada.

                        aa) AFP Provida S.A. (Chile) - 51.62% of AFP Provida S.A. is owned by Inversiones Previsionales S.A., 21.97% is owned indirectly (by means of ADR) by MetLife Chile Acquisition Co. S.A., 17.79% is owned directly by MetLife Chile Acquisition Co. S.A. and the remainder is owned by third parties.

                              1) Provida Internacional S.A. (Chile) - 99.99% of Provida Internacional S.A. is owned by AFP Provida S.A. and 0.01% by Inversiones Previsionales S.A.

                                    ii)   AFP Genesis Administradora de Fondos y
                                          Fidecomisos S.A. (Ecuador) - 99.9997%
                                          of AFP Genesis Administradora de
                                          Fondos y Fidecomisos S.A. is owned by
                                          Provida Internacional S.A. and 0.0003%
                                          is owned by Inversiones Previsionales
                                          S.A.

      4. MetLife Chile Seguros Generales S.A. (Chile) - 99.9% of MetLife Chile Seguros Generales, S.A. is owned by MetLife Chile Inversiones Limitada and 0.1% is owned by ITAS.

F.    MetLife Securities, Inc. (DE)

G.    Enterprise General Insurance Agency, Inc. (DE)

H.    Metropolitan Property and Casualty Insurance Company (RI)

      1.    Metropolitan General Insurance Company (RI)

      2.    Metropolitan Casualty Insurance Company (RI)

      3.    Metropolitan Direct Property and Casualty Insurance Company (RI)

      4.    MetLife Auto & Home Insurance Agency, Inc. (RI)

      5.    Metropolitan Group Property and Casualty Insurance Company (RI)

            a)    Metropolitan Reinsurance Company (U.K.) Limited (United
                  Kingdom)

      6.    Metropolitan Lloyds, Inc. (TX)

            a) Metropolitan Lloyds Insurance Company of Texas (TX)- Metropolitan Lloyds Insurance Company of Texas, an affiliated association, provides automobile, homeowner and related insurance for the Texas market. It is an association of individuals designated as underwriters. Metropolitan Lloyds, Inc., a subsidiary of Metropolitan Property and Casualty Insurance Company, serves as the attorney-in-fact and manages the association.

      7.    Economy Fire & Casualty Company (IL)

            a)    Economy Preferred Insurance Company (IL)

            b)    Economy Premier Assurance Company (IL)

I.    MetLife Investors Insurance Company (MO)

J.    First MetLife Investors Insurance Company (NY)

K.    Newbury Insurance Company, Limited (DE)

L.    MetLife Investors Group, Inc. (DE)

      1.    MetLife Investors Distribution Company (MO)

      2.    MetLife Advisers, LLC (MA)

M.    MetLife International Holdings, Inc. (DE)

      1.    MetLife Mexico Cares, S.A. de C.V. (Mexico)

            a)    Fundacion MetLife Mexico, A.C. (Mexico)

      2.    Natiloportem Holdings, Inc. (DE)

            a)    Excelencia Operativa y Tecnologica, S.A. de C.V. (Mexico)

                  i) MLA Comercial, S.A. de C.V. (Mexico) 99% is owned by Excelencia Operativa y Tecnologica, S.A. de C.V. and 1% is owned by MetLife Mexico Cares, S.A. de C.V.

                  ii) MLA Servicios, S.A. de C.V. (Mexico) 99% is owned by Excelencia Operativa y Tecnologica, S.A. de C.V. and 1% is owned by MetLife Mexico Cares, S.A. de C.V.

      3. PNB MetLife India Insurance Company Limited (India)- 26% is owned by MetLife International Holdings, Inc. and 74% is owned by third parties.


      4.    Metropolitan Life Insurance Company of Hong Kong Limited (Hong
            Kong)- 99.99935% is owned by MetLife International Holdings, Inc. and 0.00065% is owned by Natiloporterm Holdings, Inc.


      5. MetLife Seguros S.A. (Argentina)- 79.3196% is owned by MetLife International Holdings, Inc., 2.6753% is owned by Natiloportem Holdings, Inc., 16.2046% by ALICO and 1.8005% by ITAS.


      6. Metropolitan Life Seguros e Previdencia Privada S.A. (Brazil)- 66.662% is owned by MetLife International Holdings, Inc., 33.337% is owned by MetLife Worldwide Holdings, Inc. and 0.001% is owned by Natiloportem Holdings, Inc.


      7.    MetLife Global, Inc. (DE)

      8. MetLife Administradora de Fundos Multipatrocinados Ltda. (Brazil) - 99.99998% of MetLife Administradora de Fundos Multipatrocinados Ltda. is owned by MetLife International Holdings, Inc. and 0.00002% by Natiloportem Holdings, Inc.

      9.    MetLife Services Limited (United Kingdom)

      10. MetLife Seguros de Retiro S.A. (Argentina) - 95.5883% is owned by MetLife International Holdings, Inc., 3.1102% is owned by Natiloportem Holdings, Inc., 1.3014% by ALICO and 0.0001% by ITAS.

      11. Best Market S.A. (Argentina) - 5% of the shares are held by Natiloportem Holdings, Inc. and 95% is owned by MetLife International Holdings Inc.

      12. Compania Inversora MetLife S.A. (Argentina) - 95.46% is owned by MetLife International Holdings, Inc. and 4.54% is owned by Natiloportem Holdings, Inc.

            a) MetLife Servicios S.A. (Argentina) - 18.87% of the shares of MetLife Servicios S.A. are held by Compania Inversora MetLife S.A., 79.88% is owned by MetLife Seguros S.A., 0.99% is held by Natiloportem Holdings, Inc. and 0.26% is held by MetLife Seguros de Retiro S.A.

      13.   MetLife Worldwide Holdings, Inc. (DE)

            a)    MetLife Direct Co., LTD. (Japan)

            b)    MetLife Limited (Hong Kong)

      14.   MetLife International Limited, LLC (DE)

      15. MetLife Planos Odontologicos Ltda. (Brazil) - 99.999% is owned by MetLife International Holdings, Inc. and 0.001% is owned by Natiloportem Holdings, Inc.

      16.   MetLife Ireland Holdings One Limited (Ireland)

            a) MetLife Global Holdings Corporation S.A. de C.V. (Mexico/Ireland) - 98.9% is owned by MetLife Ireland Holdings One Limited and 1.1% is owned by MetLife International Limited, LLC.

                  i)    MetLife Ireland Treasury Limited (Ireland)

                        a)    MetLife General Insurance Limited (Australia)

                        b) MetLife Insurance Limited (Australia) - 91.16468% of MetLife Insurance Limited (Australia) is owned by MetLife Ireland Treasury Limited and 8.83532% is owned by MetLife Global Holdings Corp. S.A. de C.V.

                              1)    The Direct Call Centre PTY Limited
                                    (Australia)

                              2)    MetLife Investments PTY Limited (Australia)

                                    aa)   MetLife Insurance and Investment Trust
                                          (Australia) - MetLife Insurance and
                                          Investment Trust is a trust vehicle,
                                          the trustee of which is MetLife
                                          Investments PTY Limited ("MIPL"). MIPL
                                          is a wholly owned subsidiary of
                                          MetLife Insurance Limited.

                  ii) Metropolitan Global Management, LLC (DE/Ireland) - 99.7% is owned by MetLife Global Holdings Corporation S.A. de C.V. and 0.3% is owned by MetLife International Holdings, Inc.

                        a) MetLife Pensiones Mexico S.A. (Mexico)- 97.4738% is owned by Metropolitan Global Management, LLC and 2.5262% is owned by MetLife International Holdings, Inc.

                        b) MetLife Mexico Servicios, S.A. de C.V. (Mexico) - 98% is owned by Metropolitan Global Management, LLC and 2% is owned by MetLife International Holdings, Inc.

                        c) MetLife Mexico S.A. (Mexico)- 99.050271% is owned by Metropolitan Global Management, LLC and 0.949729% is owned by MetLife International Holdings, Inc.

                              1) MetLife Afore, S.A. de C.V. (Mexico)- 99.99% is owned by MetLife Mexico S.A. and 0.01% is owned by MetLife Pensiones Mexico S.A.

                                    aa)    Met1 SIEFORE, S.A. de C.V. (Mexico)-
                                           99.99% is owned by MetLife Afore,
                                           S.A. de C.V. and 0.01% is owned by
                                           MetLife Mexico S.A.

                                    bb)    Met2 SIEFORE, S.A. de C.V. (Mexico)-
                                           99.99% is owned by MetLife Afore,
                                           S.A. de C.V. and 0.01% is owned by
                                           MetLife Mexico S.A.

                                    cc)    MetA SIEFORE Adicional, S.A. de C.V.
                                           (Mexico)- 99.99% is owned by MetLife
                                           Afore, S.A. de C.V. and 0.01% is
                                           owned by MetLife Mexico S.A.

                                    dd)    Met3 SIEFORE Basica, S.A. de C.V.
                                           (Mexico) - 99.99% is owned by MetLife
                                           Afore, S.A. de C.V. and 0.01% is
                                           owned by MetLife Mexico S.A.

                                    ee)    Met4 SIEFORE, S.A. de C.V. (Mexico) -
                                           99.99% is owned by MetLife Afore,
                                           S.A. de C.V. and 0.01% is owned by
                                           MetLife Mexico S.A.

                                    ff)    Met5 SIEFORE, S.A. de C.V. (Mexico) -
                                           99.99% is owned by MetLife Afore,
                                           S.A. de C.V. and 0.01% is owned by
                                           MetLife Mexico S.A.

                              2)    ML Capacitacion Comercial S.A. de
                                    C.V.(Mexico) - 99% is owned by MetLife
                                    Mexico S.A. and 1% is owned by MetLife
                                    Mexico Cares, S.A. de C.V.

                        d) MetLife Saengmyoung Insurance Co. Ltd. (also known as MetLife Insurance Company of Korea Limited) (South Korea)- 14.64% is owned by MetLife Mexico, S.A. and 85.36% is owned by Metropolitan Global Management, LLC.

                        e)    Bolpyr S.A. (Uruguay)

      17.   MetLife Asia Pacific Limited (Hong Kong)

N.    Metropolitan Life Insurance Company (MLIC) (NY)

      1.    334 Madison Euro Investments, Inc. (DE)

      2.    St. James Fleet Investments Two Limited (Cayman Islands)

            a)    Park Twenty Three Investments Company (United Kingdom)

                  i) Convent Station Euro Investments Four Company (United Kingdom)

                        aa)    OMI MLIC Investments Limited (Cayman Islands)

      3.    CRB Co., Inc. (MA)

      4.    MLIC Asset Holdings II LLC (DE)

            a)    El Conquistador MAH II LLC (DE)

            b) Mansell Office LLC (DE) - 73.0284% of Mansell Office LLC is owned by MLIC Asset Holdings II LLC and 26.9716% is owned by MLIC CB Holdings LLC.

            c) Mansell Retail LLC (DE) - 73.0284% of Mansell Retail LLC is owned by MLIC Asset Holdings II LLC and 26.9716% is owned by MLIC CB Holdings LLC.

      5.    CC Holdco Manager (DE)

      6.    Alternative Fuel I, LLC (DE)

      7.    Transmountain Land & Livestock Company (MT)

      8.    MetPark Funding, Inc. (DE)

      9.    HPZ Assets LLC (DE)

      10.   Missouri Reinsurance, Inc. (Cayman Islands)

      11.   Metropolitan Tower Realty Company, Inc. (DE)

            a)    Midtown Heights, LLC (DE)

      12.   MetLife Real Estate Cayman Company (Cayman Islands)

      13.   MetLife RC SF Member, LLC (DE)

      14.   MetLife Private Equity Holdings, LLC (DE)

      15.   23rd Street Investments, Inc. (DE)

            a) MetLife Capital Credit L.P. (DE)- 1% General Partnership interest is held by 23rd Street Investments, Inc. and 99% Limited Partnership interest is held by Metropolitan Life Insurance Company.

            b) MetLife Capital, Limited Partnership (DE)- 1% General Partnership interest is held by 23rd Street Investments, Inc. and 99% Limited Partnership interest is held by Metropolitan Life Insurance Company.

                  i) Long Island Solar Farm, LLC (DE) - 9.61% membership interest is held by MetLife Renewables Holding, LLC and 90.39% membership interest is held by LISF in which MetLife Capital Limited Partnership has 100% beneficial interest.

      16.   Hyatt Legal Plans, Inc. (DE)

            a)    Hyatt Legal Plans of Florida, Inc. (FL)

      17.   MetLife Holdings, Inc. (DE)

            a)    MetLife Credit Corp. (DE)

            b)    MetLife Funding, Inc. (DE)

      18.   MetLife Investments Asia Limited (Hong Kong)

      19. MetLife Investments Limited (United Kingdom)- 23rd Street Investments, Inc. holds one share of MetLife Investments Limited.

      20. MetLife Latin America Asesorias e Inversiones Limitada (Chile)- 23rd Street Investments, Inc. holds 0.01% of MetLife Latin America Asesorias e Inversiones Limitada.

      21.   New England Life Insurance Company (MA)

            a)    New England Securities Corporation (MA)

      22.   General American Life Insurance Company (MO)

            a)    GALIC Holdings LLC (DE)

      23.   Corporate Real Estate Holdings, LLC (DE)

      24. Ten Park SPC (Cayman Islands) - 1% voting control of Ten Park SPC is held by 23rd Street Investments, Inc.

      25.   MetLife Tower Resources Group, Inc. (DE)

      26.   Headland-Pacific Palisades, LLC (CA)

      27.   Headland Properties Associates (CA) - 1% is owned by
            Headland-Pacific Palisades, LLC and 99% is owned by Metropolitan Life Insurance Company.

      28.   WFP 1000 Holding Company GP, LLC (DE)

      29.   White Oak Royalty Company (OK)

      30.   500 Grant Street GP LLC (DE)

      31. 500 Grant Street Associates Limited Partnership (CT) - 99% of 500 Grant Street Associates Limited Partnership is held by Metropolitan Life Insurance Company and 1% by 500 Grant Street GP LLC.

      32. MetLife Mall Ventures Limited Partnership (DE) - 99% LP interest of MetLife Mall Ventures Limited Partnership is owned by MLIC and 1% GP interest is owned by Metropolitan Tower Realty Company, Inc.

            a) HMS Master Limited Partnership (DE) - 60% LP interest of HMS Master Limited Partnership is owned by MetLife Mall Ventures Limited Partnership. A 40% LP interest is owned by a third party. Metropolitan Tower Realty Company, Inc. is the GP.

                 i)   HMS Southpark Residential LLC (DE)


      33.   MetLife Retirement Services LLC (NJ)

            a)   MetLife Investment Funds Services LLC (NJ)

                 i)   MetLife Associates LLC (DE)

      34.   Euro CL Investments LLC (DE)

      35.   MEX DF Properties, LLC (DE)

      36. MSV Irvine Property, LLC (DE) - 4% of MSV Irvine Property, LLC is owned by Metropolitan Tower Realty Company, Inc. and 96% is owned by Metropolitan Life Insurance Company

      37.   MetLife Properties Ventures, LLC (DE)

            a)   Citypoint Holdings II Limited (United Kingdom)

      38.   Housing Fund Manager, LLC (DE)

            a) MTC Fund I, LLC (DE) - 0.01% of MTC Fund I, LLC is held by Housing Fund Manager, LLC. - Housing Fund Manager, LLC is the managing member LLC and the remaining interests are held by a third party member.

            b) MTC Fund II, LLC (DE) - 0.01% of MTC Fund II, LLC is held by Housing Fund Manager, LLC. - Housing Fund Manager, LLC is the managing member LLC and the remaining interests are held by a third party member.

            c) MTC Fund III, LLC (DE) - 0.01% of MTC Fund III, LLC is held by Housing Fund Manager, LLC. - Housing Fund Manager, LLC is the managing member LLC and the remaining interests are held by a third party member.

      39.   MLIC Asset Holdings LLC (DE)

      40.   85 Broad Street Mezzanine LLC (DE)

            a)   85 Broad Street LLC (DE)

      41.   The Building at 575 Fifth Avenue Mezzanine LLC (DE)

            a)   The Building at 575 Fifth LLC (DE)

      42.   ML Bridgeside Apartments LLC (DE)

      43. Para-Met Plaza Associates (FL)- 75% of the General Partnership is held by Metropolitan Life Insurance Company and 25% of the General Partnership is held by Metropolitan Tower Realty Company, Inc.

      44.   MLIC CB Holdings LLC (DE)

      45. Met II Office Mezzanine LLC (FL) - 10.4167% of the membership interest is owned by Metropolitan Tower Life Insurance Company and 89.5833% is owned by Metropolitan Life Insurance Company.

            a)   Met II Office, LLC (FL)

      46.   The Worthington Series Trust (DE)

      47. MetLife CC Member, LLC (DE) - 63.415% of MetLife CC Member, LLC is held by Metropolitan Life Insurance Company, 17.073% by MetLife Investors USA Insurance Company, 14.634% by MetLife Insurance Company of Connecticut and 4.878% by General American Life Insurance Company.

      48.   Oconee Hotel Company, LLC (DE)

      49.   Oconee Land Company, LLC (DE)

            a)  Oconee Land Development Company, LLC (DE)

            b)  Oconee Golf Company, LLC (DE)

            c)  Oconee Marina Company, LLC (DE)

      50.   1201 TAB Manager, LLC (DE)

      51. MetLife 1201 TAB Member, LLC (DE) - 69.66% of MetLife 1201 TAB Member, LLC is owned by Metropolitan Life Insurance Company, 12.07% is owned by MetLife Investors USA Insurance Company, 15.17% is owned by MetLife Insurance Company of Connecticut and 3.1% is owned by Metropolitan Property and Casualty Insurance Company.

            a) 1201 TAB Owner, LLC (DE) - 50% of 1201 TAB Owner, LLC is owned by Metlife 1201 TAB Member, LLC and the remainder is owned by a third party. Metlife 1201 TAB Manager, LLC is the manager of 1201 TAB Owner, LLC.

      52. MetLife LHH Member, LLC (DE) - 69.23% of MetLife LHH Member, LLC is owned by Metropolitan Life Insurance Company, 19.78% is owned by MetLife Investors USA Insurance Company and 10.99% is owned by New England Life Insurance Company.

      53.   Ashton Southend GP, LLC (DE)

      54. Tremont Partners, LP (DE) - 99.9% LP interest of Tremont Partners, LP is owned by Metropolitan Life Insurance Company and 0.1% GP interest is owned by Ashton Southend GP, LLC.

      55. Riverway Residential, LP (DE) - 99.9% LP interest of Riverway Residential, LP is owned by Metropolitan Life Insurance Company and 0.1% GP interest is owned by Metropolitan Tower Realty Company, Inc.

      56. 10420 McKinley Partners, LP (DE) - 99.9% LP interest of 10420 McKinley Partners, LP is owned by Metropolitan Life Insurance Company and 0.1% GP interest is owned by Metropolitan Tower Realty Company, Inc.

      57.   Ardrey Kell Townhomes, LLC (DE)

      58.   Boulevard Residential, LLC (DE)

      59.   465 N. Park Drive, LLC (DE)

      60.   Ashton Judiciary Square, LLC (DE)

      61. Sandpiper Cove Associates, LLC (DE) - 90.59% membership interest of Sandpiper Cove Associates, LLC is owned by MLIC and 9.41% is owned by Metropolitan Tower Realty Company.

      62. 1900 McKinley Properties, LP (DE) - 99.9% LP interest of 1900 McKinley Properties, LP is owned by MLIC and 0.1% GP interest is owned by Metropolitan Tower Realty Company, Inc.

      63.   Marketplace Residences, LLC (DE)

      64.   ML Swan Mezz, LLC (DE)

            a)    ML Swan GP, LLC (DE)

      65.   ML Dolphin Mezz, LLC (DE)

            a)    ML Dolphin GP, LLC (DE)

      66.   Haskell East Village, LLC (DE)

      67. MetLife Cabo Hilton Member, LLC (DE) - 54.129% of MetLife Cabo Hilton Member, LLC is owned by MLIC, 16.9% by General American Life Insurance Company, 16.9% by MetLife Investors USA Insurance Company and 12.071% by MetLife Insurance Company of Connecticut.

      68.   ML Terraces, LLC (DE)

      69.   Chestnut Flats Wind, LLC (DE)

      70.   MetLife 425 MKT Member, LLC (DE)

      71.   MetLife OFC Member, LLC (DE)

            a) OFC Boston, LLC (DE) - 52.5% of OFC Boston, LLC is owned by MetLife OFC Member, LLC and 47.5% is owned by a third party.

                 i)   OFC REIT, LLC (DE)

                      1)   Dewey Square Tower Associates, LLC (MA)

      72. MetLife THR Investor, LLC (DE) - 85% of MetLife THR Investors, LLC is owned by MLIC and 15% is owned by MICC.

      73. ML Southmore, LLC (DE) - 75.12% of ML Southmore, LLC is owned by MLIC and 24.88% is owned by MICC.

      74. ML - AI MetLife Member 1, LLC (DE) - 83.675% of the membership interest is owned by MLIC, 5.762% by MLI USA and 4.801% by Metropolitan Property and Casualty Insurance Company.

            a) ML - AI Venture 1, LLC (DE) - 51% of ML-AI Venture 1, LLC is owned by ML-AI MetLife Member 1, LLC and 49% is owned by a third party. MetLife Investment Management, LLC is the asset manager.

                 i)   ML-AI 125 Wacker, LLC (DE)

      75.   MetLife CB W/A, LLC (DE)

      76. MetLife Camino Ramon Member, LLC (DE) - 78.6% of MetLife Camino Ramon Member, LLC is owned by MLIC and 21.4% is owned by MICC.

O.    MetLife Capital Trust IV (DE)

P. MetLife Insurance Company of Connecticut (MICC) (CT) - 86.72% is owned by MetLife, Inc. and 13.28% by MetLife Investors Group, Inc.

      1.    MetLife Property Ventures Canada ULC (Canada)

      2.    Pilgrim Alternative Investments Opportunity Fund III Associates, LLC
            (CT) - 67% is owned by MetLife Insurance Company of Connecticut and 33% is owned by third party.

      3.    Metropolitan Connecticut Properties Ventures, LLC (DE)

      4.    MetLife Canadian Property Ventures LLC (NY)

      5.    Euro TI Investments LLC (DE)

      6.    Greenwich Street Investments, L.L.C. (DE)

            a)    Greenwich Street Capital Offshore Fund, Ltd. (Virgin
                  Islands)

            b)    Greenwich Street Investments, L.P. (DE)

      7. One Financial Place Corporation (DE) - 100% is owned in the aggregate by MetLife Insurance Company of Connecticut.

      8.    Plaza LLC (CT)

      9.    TIC European Real Estate LP, LLC (DE)

      10.   MetLife European Holdings, LLC (DE)

            a)    MetLife Assurance Limited (United Kingdom)

      11.   Travelers International Investments Ltd. (Cayman Islands)

      12.   Euro TL Investments LLC (DE)

      13.   Corrigan TLP LLC (DE)

      14.   TLA Holdings LLC (DE)

            a)    The Prospect Company (DE)

      15. TRAL & Co. (CT) - TRAL & Co. is a general partnership. Its partners are MetLife Insurance Company of Connecticut and Metropolitan Life Insurance Company.

      16.   MetLife Investors USA Insurance Company (MLI USA) (DE)

            a)    MetLife Renewables Holding, LLC (DE)

                  i)    Greater Sandhill I, LLC (DE)

      17.   TLA Holdings II LLC (DE)

      18.   TLA Holdings III LLC (DE)

      19. MetLife Greenstone Southeast Venture, LLC (DE) - 95% of MetLife Greenstone Southeast Venture, LLC is owned by MetLife Insurance Company of Connecticut and 5% is owned by Metropolitan Connecticut Properties Ventures, LLC.

            a)    MLGP Lakeside, LLC (DE)

Q.    MetLife Reinsurance Company of South Carolina (SC)

R.    MetLife Investment Management, LLC (DE)

      1.   MetLife International PE Fund I GP LLC (DE)

           a) MetLife International PE Fund I, LP (Cayman Islands) - 92.5935% of the Limited Partnership interests of this entity is owned by MetLife Alico Life Insurance K.K., 4.115% is owned by MetLife Mexico S.A., 2.716% is owned by MetLife Limited (Hong Kong) and the remaining 0.576% is owned by Metropolitan Life Insurance Company of Hong Kong Limited.

      2.   MetLife Loan Asset Management LLC (DE)

      3.   MetLife Core Property Fund GP, LLC (DE)

           a) MetLife Core Property Fund, LP (DE) - MetLife Core Property Fund GP, LLC is the general partner of MetLife Core Property Fund, LP (the "Fund"). A substantial majority of the limited partnership interests in the Fund are held by third parties. The following affiliates hold a minority share of the limited partnership interests in the Fund: Metropolitan Life Insurance Company owns 23.7%, General American Life Insurance Company owns 0.1% and MetLife Insurance Company of Connecticut owns 0.2%.

                i)   MetLife Core Property REIT, LLC (DE)

                     aa) MetLife Core Property Holdings, LLC (DE) - MetLife Core Property Holdings, LLC holds the following single-property limited liability companies: MCP 7 Riverway, LLC, MCP SoCal Industry- Redondo, LLC, MCP SoCal Industrial-Springdale, LLC, MCP SoCal Industrial-Concourse, LLC, MCP SoCal Industrial-Kellwood, LLC, MCP SoCal Industrial-Bernado, LLC, MCP SoCal Industrial-Canyon, LLC, MCP SoCal Industrial-Anaheim, LLC, MCP SoCal Industrial-LAX, LLC, MCP SoCal Industrial-Fullerton, LLC, MCP SoCal Industrial-Ontario, LLC, MCP SoCal Industrial-Loker, LLC, MCP Paragon Point, LLC, MCP 4600 South Syracuse, LLC, MCP The Palms Doral, LLC, MCP Waterfront Atrium, LLC, MCP EnV Chicago, LLC,MCP 100 Congress, LLC, MCP 1900 McKinney, LLC, MCP 550 West Washington, LLC, MCP Main Street Village, LLC, MCP Lodge At Lakecrest, LLC and MCP Ashton South End, LLC

S.    MetLife Standby I, LLC (DE)

      1.   MetLife Exchange Trust I (DE)

T.    MetLife Services and Solutions, LLC (DE)

      1.   MetLife Solutions Pte. Ltd. (Singapore)

           a)    MetLife Services East Private Limited (India)

           b) MetLife Global Operations Support Center Private Limited (India) - 99.99999% is owned by MetLife Solutions Pte. Ltd. and 0.00001% is owned by Natiloportem Holdings, Inc.

U.    SafeGuard Health Enterprises, Inc. (DE)

      1.   MetLife Health Plans, Inc. (DE)

      2.   SafeGuard Health Plans, Inc. (CA)

      3.   SafeHealth Life Insurance Company (CA)

      4.   SafeGuard Health Plans, Inc. (FL)

      5.   SafeGuard Health Plans, Inc. (NV)

      6.   SafeGuard Health Plans, Inc. (TX)

V.    MetLife Capital Trust X (DE)

W.    Cova Life Management Company (DE)

X.    MetLife Reinsurance Company of Charleston (SC)

Y.    MetLife Reinsurance Company of Vermont (VT)

Z.    Delaware American Life Insurance Company (DE)

AA.   Federal Flood Certification LLC (TX)

AB.   American Life Insurance Company (ALICO) (DE)

      1.    MetLife ALICO Life Insurance K.K. (Japan)

               a)  Nagasaki Operation Yugen Kaisha (Japan)

               b)  Communication One Kabushiki Kaisha (Japan)

               c)  Financial Learning Kabushiki Kaisha (Japan)

      2.    MetLife Global Holding Company I GmbH (Swiss I) (Switzerland)

               a)  MetLife Global Holding Company II GmbH (Swiss II)
                   (Switzerland)

                   i) MetLife Emeklilik ve Hayat A.S. (Turkey) - 99.9788% of MetLife Emeklilik ve Hayat A.S. is owned by Metlife Global Holding Company II GmbH (Swiss II) and the remainder by third parties.

                   ii) ALICO European Holdings Limited (Ireland)

                       aa) ZAO Maser D (Russia)

                           1) ZAO ALICO Insurance Company (Russia) - 51% of ZAO
                              ALICO Insurance Company is owned by ZAO Master D and 49% is owned by MetLife Global Holding Company II GmbH.

                   ii) MetLife EU Holding Company Limited (Ireland)

                       aa) MetLife Europe Limited (Ireland) - 93% of MetLife
                           Europe Limited is owned by MetLife EU Holding Company Limited and 7% is owned by ALICO.

                           1. MetLife Pension Trustees Limited (United Kingdom)

                       bb) Agenvita S.r.l. (Italy)

                       cc) MetLife Europe Insurance Limited (Ireland)- 93% of
                           MetLife Europe Insurance Limited is owned by MetLife EU Holding Company Limited and 7% is owned by ALICO.

                       dd) MetLife Europe Services Limited (Ireland)

                       ee) MetLife Insurance Limited (United Kingdom)

                       ff) MetLife Limited (United Kingdom)

                       gg) MetLife Services, Sociedad Limitada (Spain)

                       hh) MetLife Insurance S.A./NV (Belgium) - 99.999% of
                           MetLife Insurance S.A./NV is owned by MetLife EU Holding Company Limited and 0.001% is owned by Natilportem Holdings, Inc.

                       ii) MetLife Solutions S.A.S. (France)

                       jj) Metlife Biztosito Zrt. (Hungary)

                           1) First American-Hungarian Insurance Agency Limited
                              (Hungary)

                       kk) Metropolitan Life Asigurari S.A. (Romania) -
                           99.9982018% of Metropolitan Life Asigurari S.A. is owned by MetLife EU Holding Company Limited and the remaining 0.0017982% is owned by International Technical and Advisory Services Limited.

                           1) ALICO Societate de Administrare a unui Fond de
                              Pensii Administrat Privat S.A. (Romania) -
                              99.9748% of ALICO Societate de Administrare a unui Fond de Pensii Administrat Privat S.A. is owned by ALICO Asigurari Romania S.A. and 0.0252% is owned by AMPLICO Services Sp z.o.o.

                           2) Metropolitan Training and Consulting S.R.L.
                              (Romania)

                           3) APF Societate de Administrare a Fondurilor De
                              Pensii Facultative (APF) (Romania) - 99.99% of APF is owned by Metropolitan Life Asigurari S.A. and 0.01% is owned by ITAS Limited.

                       ll) MetLife AMSLICO poist'ovna, a.s. (Slovakia)

                           1) ALICO Services Central Europe s.r.o. (Slovakia)

                           2) ALICO Funds Central Europe sprav. spol., a.s.
                              (Slovakia)

                       mm) MetLife pojist'ovna a.s. (Czech Republic)

                       nn) AMPLICO Life-First American Polish Life Insurance &
                           Reinsurance Company, S.A. (Poland)

                           a) Amplico Services Sp z.o.o. (Poland)

                           b) AMPLICO Towartzystwo Funduszky Inwestycyjnych,
                              S.A. (Poland)

                           c) AMPLICO Powszechne Towartzystwo Emerytalne S.A.
                              (Poland) - 50% of AMPLICO Powszechne Towarzystwo Emerytalne S.A. is owned by AMPLICO Life-First American Polish Life Insurance & Reinsurance Company, S.A. and the remaining 50% is owned by MetLife EU Holding Company Limited.

                       oo) MetLife Holdings (Cyprus) Limited (Cyprus)

                           a) American Life Insurance Company (Cyprus) Limited
                              (Cyprus)

                       pp) ALICO Bulgaria Zhivotozastrahovatelno Druzhestvo EAD
                           (Bulgaria)

                       qq) MetLife Alico Life Insurance Company S.A. (Greece)

                           a) ALICO Mutual Fund Management Company (Greece) -
                              90% of ALICO Mutual Fund Management Company is owned by MetLife Alico Life Insurance Company S.A. (Greece) and the remaining interests are owned by third parties.

      3. Pharaonic American Life Insurance Company (Egypt) - 84.125% of Pharaonic American Life Insurance Company is owned by ALICO and the remaining interests are owned by third parties.

      4. American Life Insurance Company (Pakistan) Ltd. (Pakistan) - 81.96% of American Life Insurance Company (Pakistan) Ltd. is owned by ALICO and the remaining interests are owned by third parties.

      5.    International Investment Holding Company Limited (Russia)

      6. MetLife Akcionarsko Drustvo za Zivotno Osiguranje (Serbia) - 99.98% of MetLife Akcionarska Drustvoza za Zivotno Osiguranje is owned by ALICO and the remaining 0.02% is owned by International Technical and Advisory Services Limited.

      7.    ALICO Management Services Limited (United Kingdom)

      8.    ZEUS Administration Services Limited (United Kingdom)

      9. ALICO Trustees Ltd. (United Kingdom) - 50% of ALICO Trustees (UK) Ltd. is owned by ALICO and the remaining interest is owned by International Technical and Advisory Services Limited.

      10. PJSC ALICO Ukraine (Ukraine) - 99.9988% of PJSC ALICO Ukraine is owned by ALICO 0.0006% is owned by International Technical and Advisory Services Limited and the remaining 0.0006% is owned by Borderland Investment Limited.

      11.   Borderland Investment Limited (USA-Delaware)

            a)    ALICO Hellas Single Member Limited Liability Company (Greece)

      12. International Technical and Advisory Services Limited (ITAS) (USA-Delaware)

      13.   ALICO Operations Inc. (USA-Delaware)

            a)    MetLife Asset Management Corp. (Japan)

      14. MetLife Colombia Seguros de Vida S.A. (Colombia) - 94.9899823% of MetLife Colombia Seguros de Vida S.A. is owned by ALICO, 5.0100106% is owned by International Technical and Advisory Services Limited and the remaining interests are owned by third parties.

      15.   MetLife Mas, S.A. de C.V. (Mexico) - 99.9997546% of MetLife Mas,
            SA de CV is owned by ALICO and 0.0002454% is owned by International Technical and Advisory Services Limited.

      16. MetLife Seguros S.A. (Uruguay) - 74.9187% of MetLife Seguros S.A. is owned by ALICO, 25.0798% by MetLife, Inc. and 0.0015% by a third party (Oscar Schmidt).

      17. ALICO Properties, Inc. (USA-Delaware) - 51% of ALICO Properties, Inc. is owned by ALICO and the remaining interests are owned by third parties.

            a)    Global Properties, Inc. (USA-Delaware)

      18.   Alpha Properties, Inc. (USA-Delaware)

      19.   Beta Properties, Inc. (USA-Delaware)

      20.   Delta Properties Japan, Inc. (USA-Delaware)

      21.   Epsilon Properties Japan, Inc. (USA-Delaware)

      22.   Iris Properties, Inc. (USA-Delaware)

      23.   Kappa Properties Japan, Inc. (USA-Delaware)

AC.   MetLife Global Benefits, Ltd. (Cayman Islands)

AD. Inversiones Metlife Holdco Dos Limitada (Chile) - 99.999338695% of Inversiones MetLife Holdco Dos Limitada is owned by MetLife, Inc., 0.00065469% is owned by MetLife International Holdings, Inc. and 0.000006613% is owned by Natiloportem.

AE.   MetLife Consumer Services, Inc. (DE)

AF.   MetLife Reinsurance Company of Delaware (DE)

1) The voting securities (excluding directors' qualifying shares, if any) of each subsidiary shown on the organizational chart are 100% owned by their respective parent corporation, unless otherwise indicated.

2) The Metropolitan Money Market Pool and MetLife Intermediate Income Pool are pass-through investment pools, of which Metropolitan Life Insurance Company and/or its subsidiaries and/or affiliates are general partners.

3) The MetLife, Inc. organizational chart does not include real estate joint ventures and partnerships of which MetLife, Inc. and/or its subsidiaries is an investment partner. In addition, certain inactive subsidiaries have also been omitted.

4) MetLife Services EEIG is a cost-sharing mechanism used in the EU for EU-affiliated members.

ITEM 27. NUMBER OF CONTRACT OWNERS



    As of January 31, 2014, there were 24,090 owners of qualified contracts and 14,215 owners of non-qualified contracts offered by the Registrant (First MetLife Investors Variable Annuity Account One).



ITEM 28. INDEMNIFICATION


    The Depositor's parent, MetLife, Inc. has secured a Financial Institution Bond in the amount of $50,000,000, subject to a $5,000,000 deductible. MetLife, Inc. also maintains a Directors & Officers Liability and Corporate Reimbursement Insurance Policy with limits of $400 million under which the Depositor and MetLife Investors Distribution Company, the Registrant's underwriter (the "underwriter"), as well as certain other subsidiaries of MetLife are covered. A provision in MetLife, Inc.'s by-laws provides for the indemnification (under certain circumstances) of individuals serving as directors or officers of certain organizations, including the Depositor and the Underwriter.

    The Bylaws of the Company (Article VII, Section VII.1) provide that:


    The Corporation may indemnify any person made, or threatened to be made, a party to an action by or in the right of the Corporation to procure a judgment in its favor by reason of the fact that he or she, his or her testator, testatrix or interstate, is or was a director or officer of the Corporation, or is or was serving at the request of the Corporation as a director or officer of any other corporation of any type or kind, domestic or foreign, of any partnership, joint venture, trust, employee benefit plan or other enterprise, against amounts paid in settlement and reasonable expenses, including attorneys' fees, actually and necessarily incurred by him or her in connection with the defense or settlement of such action, or in connection with an appeal therein, if such director or officer acted, in good faith, for a purpose which he or she reasonably believed to be in, or, in the case of service for any other corporation or any partnership, joint venture, trust, employee benefit plan or other enterprise, not opposed to, the best interests of the Corporation, except that no indemnification under this Section shall be made in respect of (1) a threatened action, or a pending action which is settled or is otherwise disposed of, or (2) any claim, issue or matter as to which such person shall have been adjudged to be liable to the Corporation, unless and only to the extent that the court in which the action was brought, or, if no action was brought, any court of competent jurisdiction, determines upon application that, in view of all the circumstances of the case, the person is fairly and reasonably entitled to indemnity for such portion of the settlement amount and expenses as the court deems proper.


    The Corporation may indemnify any person made, or threatened to be made, a party to an action or proceeding (other than one by or in the right of the Corporation to procure a judgment in its favor), whether civil or criminal, including an action by or in the right of any other corporation of any type or kind, domestic or foreign, or any partnership, joint venture, trust, employee benefit plan or other enterprise, which any director or officer of the Corporation served in any capacity at the request of the Corporation, by reason of the fact that he or she, his or her testator, testatrix or intestate, was a director or officer of the Corporation, or served such other corporation, partnership, joint venture, trust, employee benefit plan or other enterprise in any capacity, against judgments, fines, amounts paid in settlement and reasonable expenses, including attorneys' fees actually and necessarily incurred as a result of such action or proceeding, or any appeal therein, if such director or officer acted, in good faith, for a purpose which he or she reasonably believed to be in, or, in the case of service for any other corporation or any partnership, joint venture, trust, employee benefit plan or other enterprise, not opposed to, the best interests of the Corporation and, in criminal actions or proceedings, in addition, had no reasonable cause to believe that his or her conduct was unlawful.


    The termination of any such civil or criminal action or proceeding by judgment, settlement, conviction or upon a plea of nolo contendere, or its equivalent, shall not in itself create a presumption that any such director or officer did not act, in good faith, for a purpose which he or she reasonably believed to be in, or, in the case of service for any other corporation or any partnership, joint venture, trust, employee benefit plan or other enterprise, not opposed to, the best interest of the Corporation or that he or she had reasonable cause to believe that his or her conduct was unlawful.


    A person who has been successful, on the merits or otherwise, in the defense of a civil or criminal action or proceeding of the character described in the first two paragraphs of this Article VII, shall be entitled to indemnification as authorized in such paragraphs. Except as provided in the preceding sentence and unless ordered by a court, any indemnification under such paragraphs shall be made by the Corporation, only if authorized in the specific case:


  (1) By the Board of Directors acting by a quorum consisting of directors who are not parties to such action or proceeding upon a finding that the director, officer or employee has met the standard of conduct set forth in the first two paragraphs of this Article VII, as the case may be or


  (2) If such a quorum is not obtainable with due diligence or, even if obtainable, a quorum of disinterested directors so directs,


    (a) By the Board of Directors upon the opinion in writing of independent legal counsel that indemnification is proper in the circumstances because the applicable standard of conduct set forth in the first two paragraphs of this Article VII has been met by such director, officer or employee, or

    (b) By the shareholders upon a finding that the director, officer or employee has met the applicable standard of conduct set forth in such paragraphs.

    Expenses, including attorneys' fees, incurred in defending a civil or criminal action or a proceeding may be paid by the Corporation in advance of the final disposition of such action or proceeding, if authorized in accordance with the preceding paragraph, subject to repayment to the Corporation in case the person receiving such advancement is ultimately found, under the procedure set forth in this Article VII, not to be entitled to indemnification or, where indemnification is granted, to the extent the expenses so advanced by the Corporation exceed the indemnification to which he or she is entitled.


    Nothing herein shall affect the right of any person to be awarded indemnification or, during the pendency of litigation, an allowance of expenses, including attorneys' fees, by a court in accordance with the law.


    If any expenses or other amounts are paid by way of indemnification, otherwise than by court order or action by the shareholders, the Corporation shall, not later than the next annual meeting of shareholders unless such meeting is held within three months from the date of such payment, and in any event, within fifteen months from the date of such payment, mail to its shareholders of record at the time entitled to vote for the election of directors a statement specifying the persons paid, the amounts paid, and the nature and status at the time of such payment of the litigation or threatened litigation.


    The Corporation shall have the power, in furtherance of the provisions of this Article VII, to apply for, purchase and maintain insurance of the type and in such amounts as is or may hereafter be permitted by Section 726 of the Business Corporation Law.


    No payment of indemnification, advancement or allowance under Sections 721 to 726, inclusive, of the Business Corporation Law shall be made unless a notice has been filed with the Superintendent of Insurance of the State of New York, not less than thirty days prior to such payment, specifying the persons to be paid, the amounts to be paid, the manner in which such payment is authorized and the nature and status, at the time of such notice, of the litigation or threatened litigation.


    Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to directors and officers or controlling persons of the Company pursuant to the foregoing, or otherwise, the Company has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Company of expenses incurred or paid by the director, officer or controlling person of the Company in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with securities being registered, the Company will, unless in the opinion of its counsel the matter has been settled by controling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.


ITEM 29. PRINCIPAL UNDERWRITERS


  (a) MetLife Investors Distribution Company is the principal underwriter for the following investment companies (other than Registrant):


       Met Investors Series Trust
       MetLife Investors USA Separate Account A
       MetLife Investors USA Variable Life Account A
       MetLife Investors Variable Annuity Account One
       MetLife Investors Variable Life Account One
       General American Separate Account Eleven
       General American Separate Account Twenty-Eight
       General American Separate Account Twenty-Nine
       General American Separate Account Two
       Security Equity Separate Account Twenty-Six
       Security Equity Separate Account Twenty-Seven
       MetLife of CT Separate Account QPN for Variable Annuities
       MetLife of CT Fund UL for Variable Life Insurance
       MetLife of CT Fund UL III for Variable Life Insurance
       MetLife of CT Separate Account Eleven for Variable Annuities Metropolitan Life Separate Account E
       Metropolitan Series Fund
       Metropolitan Tower Life Separate Account One
       Metropolitan Tower Life Separate Account Two
       Metropolitan Life Separate Account UL
       Paragon Separate Account A
       Paragon Separate Account B
       Paragon Separate Account C
       Paragon Separate Account D
       Metropolitan Life Variable Annuity Separate Account II

       Metropolitan Life Variable Annuity Separate Account I
       New England Life Retirement Investment Account
       New England Variable Annuity Fund I
       New England Variable Annuity Separate Account
       New England Variable Life Separate Account
       Separate Account No. 13S

   (b) MetLife Investors Distribution Company is the principal underwriter for the Contracts. The following persons are the officers and directors of MetLife Investors Distribution Company. The principal business address for MetLife Investors Distribution Company is 1095 Avenue of the Americas, New York, NY 10036.

NAME AND PRINCIPAL BUSINESS ADDRESS     POSITIONS AND OFFICES WITH UNDERWRITER
-------------------------------------   ---------------------------------------

Elizabeth M. Forget                     Director and President
1095 Avenue of the Americas
New York, NY 10036

Paul A. LaPiana                         Director and Executive Vice President,
Gragg Building                          National Sales Manager-Life
11225 North Community House Road
Charlotte, NC 28277

Jay S. Kaduson                          Senior Vice President
Gragg Building
11225 North Community House Road
Charlotte, NC 28277

Andrew Aiello                           Senior Vice President, Channel Head-
Gragg Building                          National Accounts
11225 North Community House Road
Charlotte, NC 28277

Tyla L. Reynolds                        vice President and Secretary
600 North King Street
Wilmington, DE 19801

Marlene B. Debel                        Treasurer
1095 Avenue of the Americas
New York, NY 10036

John G. Martinez                        Vice President and Chief Financial
18210 Crane Nest Dr.                    Officer
Tampa, FL 33647

John Peter Kyne, III                    Vice President, Director of Compliance
Gragg Building
11225 North Community House Road
Charlotte, NC 28277

David DeCarlo                           Vice President
5 Park Plaza, Suite 1900
Irvine, CA 92614

Paul M. Kos                             Vice President
5 Park Plaza, Suite 1900
Irvine, CA 92614

Cathy Sturdivant                        Vice President
5 Park Plaza, Suite 1900
Irvine, CA 92614


  (c) Compensation from the Registrant. The following commissions and other compensation were received by the Distributor, directly or indirectly, from the Registrant during the Registrant's last fiscal year:




                   (1)                           (2)              (3)            (4)           (5)
                                           Net Underwriting
                                            Discounts And     Compensation    Brokerage       Other
Name of Principal Underwriter                Commissions     On Redemption   Commissions   Compensation
----------------------------------------- ----------------- --------------- ------------- -------------

 MetLife Investors Distribution Company      $32,062,560         $0             $0            $0



ITEM 30. LOCATION OF ACCOUNTS AND RECORDS


    The following companies will maintain possession of the documents required by Section 31(a) of the Investment Company Act of 1940 and the Rules thereunder:


    (a) Registrant


    (b) MetLife Annuity Operations, 47000 Westown Parkway, Bldg. 4, Suite 200, West Des Moines, IA 50266


    (c) State Street Bank & Trust Company, 225 Franklin Street, Boston, MA
02110


    (d) MetLife Investors Distribution Company, 1095 Avenue of Americas, New York, NY 10036

    (e) First MetLife Investors Insurance Company, 200 Park Avenue, New York, NY 10166


    (f) MetLife, 18210 Crane Nest Drive, Tampa, FL 33647


    (g) MetLife, One Financial Center, Boston, MA 02111


    (h) MetLife, 200 Park Avenue, New York, NY 10166


ITEM 31. MANAGEMENT SERVICES


    Not Applicable.


ITEM 32. UNDERTAKINGS


    a. Registrant hereby undertakes to file a post-effective amendment to this registration statement as frequently as is necessary to ensure that the audited financial statements in the registration statement are never more than sixteen
(16) months old for so long as payment under the variable annuity contracts may be accepted.


    b. Registrant hereby undertakes to include either (1) as part of any application to purchase a contract offered by the Prospectus, a space that an applicant can check to request a Statement of Additional Information, or (2) a postcard or similar written communication affixed to or included in the Prospectus that the applicant can remove to send for a Statement of Additional Information.


    c. Registrant hereby undertakes to deliver any Statement of Additional Information and any financial statement required to be made available under this Form promptly upon written or oral request.


                                REPRESENTATIONS


    First MetLife Investors Insurance Company (Company) hereby represents that the fees and charges deducted under the Contracts described in the Prospectus, in the aggregate, are reasonable in relation to the services rendered, the expenses to be incurred and the risks assumed by the Company.


    The Company hereby represents that it is relying upon a No-Action Letter issued to the American Council of Life Insurance dated November 28, 1988 (Commission ref. IP-6-88) and that the following provisions have been complied with:


    1. Include appropriate disclosure regarding the redemption restrictions imposed by Section 403(b)(11) in each registration statement, including the prospectus, used in connection with the offer of the contract;


    2. Include appropriate disclosure regarding the redemption restrictions imposed by Section 403(b)(11) in any sales literature used in connection with the offer of the contract;


    3. Instruct sales representatives who solicit participants to purchase the contract specifically to bring the redemption restrictions imposed by Section 403(b)(11) to the attention of the potential participants;


    4. Obtain from each plan participant who purchases a Section 403(b) annuity contract, prior to or at the time of such purchase, a signed statement acknowledging the participant's understanding of (1) the restrictions on redemption imposed by Section 403(b)(11), and (2) other investment alternatives available under the employer's Section 403(b) arrangement to which the participant may elect to transfer his contract value.

                                   SIGNATURES

     As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets the requirements of Securities Act Rule 485(b) for effectiveness of this registration statement and has caused this registration statement to be signed on its behalf, in the city of Boston, and The Commonwealth of Massachusetts, on the 16th day of April, 2014.

FIRST METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
(Registrant)

By:  FIRST METLIFE INVESTORS INSURANCE COMPANY

By:  /s/ Gregory E. Illson
     ----------------------------
     Gregory E. Illson
     Vice President

By:  FIRST METLIFE INVESTORS INSURANCE COMPANY
     (Depositor)

By:  /s/ Gregory E. Illson
     ----------------------------
     Gregory E. Illson
     Vice President

     As required by the Securities Act of 1933, the Registration Statement has been signed by the following persons in the capacities indicated on April 16, 2014.

/s/ Eric T. Steigerwalt*             Director, Chairman of the Board, President
----------------------------------   and Chief Executive Officer
Eric T. Steigerwalt

/s/ Peter M. Carlson*                Executive Vice President and Chief
----------------------------------   Accounting Officer
Peter M. Carlson

/s/ Elizabeth M. Forget*             Director and Executive Vice President
----------------------------------
Elizabeth M. Forget

/s/ Jay S. Kaduson*                  Director and Vice President
----------------------------------
Jay S. Kaduson

/s/ Lisa S. Kuklinski*               Director and Vice President
----------------------------------
Lisa S. Kuklinski

/s/ James J. Reilly*                 Vice President-Finance (principal financial
----------------------------------   officer)
James J. Reilly

/s/ Norse N. Blazzard*               Director
----------------------------------
Norse N. Blazzard

/s/ Kumar Das Gupta*                 Director
----------------------------------
Kumar Das Gupta

/s/ Robert L. Davidow*               Director
----------------------------------
Robert L. Davidow

/s/ Richard A. Hemmings*             Director
----------------------------------
Richard A. Hemmings

/s/ Stephen M. Kessler*              Director
----------------------------------
Stephen M. Kessler

/s/ Dina R. Lumerman*                Director
----------------------------------
Dina R. Lumerman

/s/ Richard C. Pearson*              Director
----------------------------------
Richard C. Pearson

/s/ Thomas A. Price*                 Director
----------------------------------
Thomas A. Price

/s/ Thomas J. Skelly*                Director
----------------------------------
Thomas J. Skelly

*By: /s/ Michele H. Abate
     ----------------------------------
     Michele H. Abate, Attorney-In-Fact
     April 16, 2014

* First MetLife Investors Insurance Company. Executed by Michele H. Abate, Esquire on behalf of those indicated pursuant to powers of attorney incorporated herein by reference to Registrant's Post-Effective Amendment No. 26 to the Registration Statement on Form N-4 (File Nos. 333-96773/811-08306) filed as
Exhibit 13 on April 19, 2013 and the powers of attorney for Kumar Das Gupta and Dina R. Lumerman which are filed herewith.

                               Index to Exhibits

10.(i) Consent of Independent Registered Public Accounting Firm (Deloitte & Touche LLP) for the Depositor and Registrant

10.(ii) Consent of Independent Registered Public Accounting Firm (Deloitte & Touche LLP) for MetLife, Inc.

13.(ii)  Powers of Attorney for Kumar Das Gupta and Dina R. Lumerman